UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 12/31

Date of reporting period: 6/30/13

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended June 30, 2013. The first report applies to 58 of the Registrant’s portfolios, the second report applies to 16 of the Registrant’s portfolios, the third report applies to 14 of the Registrant’s portfolios and the fourth report applies to 5 of the Registrant’s portfolios.

John Hancock

John Hancock
Variable Insurance Trust

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Semiannual Report
June 30, 2013

John Hancock Variable Insurance Trust

Semiannual Report — Table of Contents

Sector Weightings	3

Shareholder Expense Example	8

Summary Portfolio of Investments (See below for each Portfolio’s page #)	16

Statements of Assets and Liabilities	69

Statements of Operations	84

Statements of Changes in Net Assets	99

Financial Highlights	109

Notes to Financial Statements	135

Special Shareholder Meeting	192

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	193

For More Information	212

Portfolio	Summary Portfolio of Investments
500 Index Trust B	16
All Cap Core Trust	17
All Cap Value Trust	17
Alpha Opportunities Trust	18
American Asset Allocation Trust	19
American Global Growth Trust	20
American Growth Trust	20
American Growth-Income Trust	20
American International Trust	20
American New World Trust	20
Blue Chip Growth Trust	20
Capital Appreciation Trust	21
Capital Appreciation Value Trust	22
Core Allocation Plus Trust	23
Core Fundamental Holdings Trust	25
Core Global Diversification Trust	25
Core Strategy Trust	26
Disciplined Diversification Trust	26
Emerging Markets Value Trust	27
Equity-Income Trust	28
Financial Services Trust	29
Franklin Templeton Founding Allocation Trust	30
Fundamental All Cap Core Trust	30
Fundamental Holdings Trust	31
Fundamental Large Cap Value Trust	31
Fundamental Value Trust	32
Global Trust	33
Global Diversification Trust	34
Growth Equity Trust	35
Health Sciences Trust	35
Heritage Trust	36
International Core Trust	37
International Equity Index Trust B	38
International Growth Stock Trust	40
International Small Company Trust	41
International Value Trust	42
Lifestyle Balanced PS Series	44
Lifestyle Conservative PS Series	44
Lifestyle Growth PS Series	44
Lifestyle Moderate PS Series	45
Mid Cap Index Trust	45
Mid Cap Stock Trust	46
Mid Cap Value Equity Trust	47
Mid Value Trust	48
Mutual Shares Trust	49
Natural Resources Trust	51
Real Estate Securities Trust	52
Science & Technology Trust	52
Small Cap Growth Trust	53
Small Cap Index Trust	54
Small Cap Opportunities Trust	55
Small Cap Value Trust	56
Small Company Growth Trust	57
Small Company Value Trust	58
Smaller Company Growth Trust	59
Strategic Equity Allocation Trust	60
Total Stock Market Index Trust	61
U.S. Equity Trust	62
Utilities Trust	63
Value Trust	64

John Hancock Variable Insurance Trust

Sector Weightings

500 Index B Trust

Sector Weighting*	% of Total
Information Technology	17.1
Financials	15.9
Health Care	12.3
Consumer Discretionary	11.7
Energy	10.1
Consumer Staples	10.1
Industrials	9.8
Utilities	3.2
Materials	3.2
Telecommunication Services	2.9
Short-Term Investments & Other	3.7

All Cap Core Trust

Sector Weighting*	% of Total
Financials	19.1
Information Technology	17.2
Health Care	14.6
Consumer Discretionary	13.6
Energy	10.0
Industrials	10.0
Consumer Staples	8.0
Materials	2.8
Utilities	2.3
Telecommunication Services	1.7
Short-Term Investments & Other	0.7

All Cap Value Trust

Sector Weighting***	% of Total
Financials	24.4
Health Care	19.5
Consumer Discretionary	13.7
Energy	8.8
Information Technology	7.5
Industrials	6.1
Consumer Staples	5.1
Telecommunication Services	2.8
Utilities	2.7
Materials	2.0
Short-Term Investments	7.4

Alpha Opportunities Trust

Sector Weighting*	% of Total
Information Technology	19.0
Consumer Discretionary	17.1
Health Care	13.8
Industrials	13.8
Financials	13.6
Energy	8.6
Consumer Staples	5.2
Materials	4.9
Utilities	1.2
Telecommunication Services	0.5
Short-Term Investments & Other	2.3

American Asset Allocation Trust

Sector Weighting**	% of Total
Consumer Discretionary	11.9
Financials	11.7
Health Care	9.5
Energy	8.0
Industrials	7.3
Information Technology	7.1
Consumer Staples	5.2
Materials	4.4
Telecommunication Services	1.8
Utilities	1.7
Short-Term Investments & Other	31.4

American Global Growth Trust

Sector Weighting**	% of Total
Consumer Discretionary	24.0
Health Care	15.8
Financials	13.6
Information Technology	13.0
Industrials	8.1
Consumer Staples	8.0
Materials	4.9
Energy	3.9
Telecommunication Services	3.1
Utilities	0.8
Short-Term Investments & Other	4.8

American Growth Trust

Sector Weighting**	% of Total
Consumer Discretionary	18.9
Financials	18.5
Health Care	14.3
Information Technology	12.9
Energy	10.9
Industrials	8.5
Consumer Staples	4.9
Materials	3.7
Telecommunication Services	1.3
Utilities	0.1
Short-Term Investments & Other	6.0

American Growth-Income Trust

Sector Weighting**	% of Total
Health Care	16.9
Information Technology	15.8
Consumer Discretionary	14.1
Industrials	11.8
Energy	10.0
Consumer Staples	7.8
Financials	7.2
Materials	6.5
Telecommunication Services	3.1
Utilities	0.5
Short-Term Investments & Other	6.3

American International Trust

Sector Weighting**	% of Total
Financials	17.6
Health Care	15.1
Consumer Discretionary	15.0
Industrials	12.3
Information Technology	11.5
Consumer Staples	7.9
Telecommunication Services	7.1
Materials	4.3
Energy	2.8
Utilities	2.6
Short-Term Investments & Other	3.8

American New World Trust

Sector Weighting**	% of Total
Consumer Discretionary	14.5
Consumer Staples	12.8
Information Technology	12.3
Financials	10.4
Energy	9.3
Health Care	7.6
Industrials	6.7
Telecommunication Services	5.9
Materials	4.8
Utilities	1.0
Short-Term Investments & Other	14.7

Blue Chip Growth Trust

Sector Weighting*	% of Total
Consumer Discretionary	25.3
Information Technology	22.7
Industrials	14.4
Health Care	13.4
Financials	8.7
Energy	4.6
Materials	4.6
Consumer Staples	3.9
Telecommunication Services	2.0
Short-Term Investments & Other	0.4

Capital Appreciation Trust

Sector Weighting***	% of Total
Information Technology	26.7
Consumer Discretionary	22.1
Health Care	18.1
Industrials	8.7
Consumer Staples	8.2
Energy	3.3
Financials	2.4
Materials	2.4
Telecommunication Services	1.5
Short-Term Investments	6.6

John Hancock Variable Insurance Trust

Sector Weightings

Capital Appreciation Value Trust

Sector Weighting*	% of Total
Consumer Discretionary	13.8
Consumer Staples	13.2
Financials	13.2
Industrials	11.1
Information Technology	11.0
Health Care	10.4
Energy	5.4
Collateralized Mortgage Obligations	4.9
Telecommunication Services	3.5
Utilities	3.0
Asset Backed Securities	0.7
Materials	0.3
Short-Term Investments & Other	9.5

Core Allocation Plus Trust

Sector Weighting*	% of Total
Financials	16.2
Health Care	12.6
Consumer Discretionary	12.5
Information Technology	12.2
U.S. Government	8.5
Industrials	8.0
Energy	6.1
Consumer Staples	5.4
U.S. Government Agency	3.4
Materials	2.7
Collateralized Mortgage Obligations	2.0
Utilities	1.9
Telecommunication Services	1.4
Municipal Bonds	0.8
Asset Backed Securities	0.6
Foreign Government Obligations	0.3
Short-Term Investments & Other	5.4

Core Fundamental Holdings Trust

Underlying Fundsˆ	% of Total
Affiliated Investment Companies	40.0
Equity	24.1
Fixed Income	15.9
American Funds Insurance Series	60.0
Equity	36.1
Fixed Income	23.9

Core Global Diversification Trust

Underlying Fundsˆ	% of Total
Affiliated Investment Companies	29.0
Equity	15.0
Fixed Income	14.0
American Funds Insurance Series	60.0
Equity	39.0
Fixed Income	21.0
Exchange Traded Funds	10.8
Short-Term Investments & Other	0.2

Core Strategy Trust

Underlying Fundsˆ	% of Total
Affiliated Investment Companies	100.0
Equity	70.1
Fixed Income	29.9

Disciplined Diversification Trust

Sector Weighting*	% of Total
U.S. Government Agency	18.9
Financials	13.8
Consumer Discretionary	9.7
Industrials	9.4
U.S. Government	9.4
Information Technology	8.9
Health Care	6.9
Energy	6.6
Consumer Staples	6.1
Materials	4.6
Telecommunication Services	2.3
Utilities	2.2
Short-Term Investments & other	1.2

Emerging Markets Value Trust

Sector Weighting*	% of Total
Financials	33.3
Energy	15.2
Materials	15.2
Industrials	12.2
Information Technology	7.8
Consumer Discretionary	6.2
Consumer Staples	4.8
Utilities	2.4
Telecommunication Services	1.5
Health Care	0.4
Short-Term Investments & Other	1.0

Equity-Income Trust

Sector Weighting*	% of Total
Financials	20.9
Energy	14.0
Industrials	14.0
Consumer Discretionary	10.9
Information Technology	9.2
Health Care	6.3
Utilities	5.6
Consumer Staples	5.1
Materials	4.3
Telecommunication Services	3.6
Short-Term Investments & Other	6.1

Financial Services Trust

Sector Weighting*	% of Total
Financials	80.3
Information Technology	8.2
Consumer Staples	3.0
Energy	2.7
Consumer Discretionary	1.5
Short-Term Investments & Other	4.3

Franklin Templeton Founding Allocation Trust

Asset Allocation#	% of Total
International Small Cap	33.5
Conservative Allocation	33.3
International	33.2

Fundamental All Cap Core Trust

Sector Weighting*	% of Total
Information Technology	28.7
Financials	23.6
Consumer Discretionary	20.5
Energy	9.1
Industrials	8.3
Consumer Staples	5.0
Health Care	3.1
Short-Term Investments & Other	1.7

Fundamental Holdings Trust

Underlying Fundsˆ	% of Total
Affiliated Investment Companies	39.2
Fixed Income	39.2
American Funds Insurance Series	60.8
Equity	60.8

Fundamental Large Cap Value Trust

Sector Weighting*	% of Total
Financials	30.7
Information Technology	16.4
Energy	12.9
Consumer Discretionary	11.4
Consumer Staples	11.0
Industrials	10.1
Health Care	6.0
Short-Term Investments & Other	1.5

Fundamental Value Trust

Sector Weighting*	% of Total
Financials	38.2
Consumer Staples	15.1
Information Technology	10.8
Consumer Discretionary	9.8
Energy	7.5
Health Care	6.0
Materials	5.8
Industrials	4.8
Telecommunication Services	0.1
Short-Term Investments & Other	1.9

John Hancock Variable Insurance Trust

Sector Weightings

Global Diversification Trust

Underlying Fundsˆ	% of Total
Affiliated Investment Companies	34.4
Fixed Income	34.4
American Funds Insurance Series	50.7
Equity	50.7
Exchange Traded Funds	14.9

Global Trust

Sector Weighting*	% of Total
Financials	21.3
Health Care	14.5
Energy	13.7
Information Technology	12.0
Industrials	11.6
Consumer Discretionary	11.5
Telecommunication Services	7.7
Materials	3.7
Consumer Staples	1.8
Short-Term Investments & Other	2.2

Growth Equity Trust

Sector Weighting*	% of Total
Information Technology	26.8
Consumer Discretionary	23.7
Industrials	12.2
Health Care	11.4
Consumer Staples	7.2
Financials	6.9
Energy	4.6
Materials	4.4
Telecommunication Services	2.1
Short-Term Investments & Other	0.7

Health Sciences Trust

Industry Weighting*	% of Total
Biotechnology	39.1
Health Care Providers & Services	21.5
Pharmaceuticals	18.9
Health Care Equipment & Supplies	10.3
Life Sciences Tools & Services	3.7
Health Care Technology	1.6
Professional Services	0.8
Electronic Equipment, Instruments & Components	0.5
Food & Staples Retailing	0.4
IT Services	0.3
Chemicals	0.2
Commercial Services & Supplies	0.2
Insurance	0.1
Software	0.1
Short-Term Investments & Other	2.3

Heritage Trust

Sector Weighting*	% of Total
Consumer Discretionary	24.7
Industrials	17.2
Information Technology	16.5
Health Care	12.7
Consumer Staples	7.7
Financials	7.6
Materials	5.3
Energy	3.9
Telecommunication Services	2.8
Short-Term Investments & Other	1.6

International Core Trust

Sector Weighting*	% of Total
Financials	21.3
Energy	13.7
Consumer Discretionary	11.7
Health Care	10.9
Industrials	10.1
Telecommunication Services	9.2
Utilities	6.2
Consumer Staples	5.1
Materials	5.0
Information Technology	3.1
Short-Term Investments & Other	3.7

International Equity Index B Trust

Sector Weighting*	% of Total
Financials	25.5
Industrials	10.7
Consumer Discretionary	10.2
Consumer Staples	10.2
Energy	9.5
Materials	8.4
Health Care	7.7
Information Technology	6.2
Telecommunication Services	5.5
Utilities	3.4
Short-Term Investments & Other	2.7

International Growth Stock Trust

Sector Weighting*	% of Total
Consumer Discretionary	23.5
Information Technology	13.3
Financials	13.1
Industrials	10.6
Health Care	9.0
Energy	8.6
Consumer Staples	8.2
Materials	3.8
Telecommunication Services	1.4
Utilities	0.8
Short-Term Investments & Other	7.7

International Small Company Trust

Sector Weighting*	% of Total
Industrials	26.1
Consumer Discretionary	19.5
Financials	13.1
Materials	10.1
Information Technology	9.6
Consumer Staples	7.1
Energy	5.1
Health Care	5.0
Utilities	2.1
Telecommunication Services	1.2
Short-Term Investments & Other	1.1

International Value Trust

Sector Weighting*	% of Total
Financials	28.1
Energy	15.7
Industrials	11.8
Health Care	11.0
Information Technology	7.9
Telecommunication Services	7.0
Consumer Discretionary	5.7
Materials	5.4
Consumer Staples	4.1
Short-Term Investments & Other	3.3

Lifestyle Balanced PS Series

Asset Allocation#	% of Total
Equity	50.8
Large Blend	22.9
U.S. Large Cap	15.9
International Large Cap	3.1
Emerging Markets	2.8
U.S. Mid Cap	2.5
International Small Cap	1.7
U.S. Small Cap	1.2
Small Value	0.4
Small Cap Growth	0.3
Fixed Income	49.2
Intermediate Bond	49.2

Lifestyle Conservative PS Series

Asset Allocation#	% of Total
Equity	19.9
Large Blend	7.9
U.S. Large Cap	7.5
International Large Cap	2.2
U.S. Mid Cap	0.9
International Small Cap	0.5
Small Value	0.5
U.S. Small Cap	0.4
Fixed Income	80.1
Intermediate Bond	80.1

John Hancock Variable Insurance Trust

Sector Weightings

Lifestyle Growth PS Series

Asset Allocation#	% of Total
Equity	70.6
Large Blend	31.6
U.S. Large Cap	22.5
International Large Cap	4.3
Emerging Markets	3.8
U.S. Mid Cap	2.9
International Small Cap	2.4
U.S. Small Cap	2.2
Small Value	0.5
Small Cap Growth	0.4
Fixed Income	29.4
Intermediate Bond	29.4

Lifestyle Moderate PS Series

Asset Allocation#	% of Total
Equity	40.4
Large Blend	18.2
U.S. Large Cap	13.1
International Large Cap	3.8
U.S. Mid Cap	1.8
International Small Cap	1.8
U.S. Small Cap	1.0
Small Value	0.4
Small Cap Growth	0.3
Fixed Income	59.6
Intermediate Bond	59.6

Mid Cap Index Trust

Sector Weighting*	% of Total
Financials	22.5
Industrials	15.9
Information Technology	14.8
Consumer Discretionary	13.1
Health Care	9.1
Materials	6.7
Energy	5.0
Utilities	5.0
Consumer Staples	4.1
Telecommunication Services	0.5
Short-Term Investments & Other	3.3

Mid Cap Stock Trust

Sector Weighting***	% of Total
Information Technology	23.9
Consumer Discretionary	18.3
Health Care	12.1
Industrials	11.4
Financials	5.0
Consumer Staples	4.2
Materials	3.6
Energy	2.8
Short-Term Investments	18.7

Mid Cap Value Equity Trust

Sector Weighting*	% of Total
Financials	27.3
Industrials	14.4
Health Care	10.3
Energy	9.3
Consumer Discretionary	8.7
Information Technology	8.2
Materials	7.9
Utilities	5.7
Consumer Staples	3.1
Telecommunication Services	0.7
Short-Term Investments & Other	4.4

Mid Value Trust

Sector Weighting*	% of Total
Financials	24.7
Consumer Staples	9.8
Consumer Discretionary	9.5
Energy	9.0
Utilities	8.9
Industrials	8.4
Materials	8.4
Health Care	7.3
Information Technology	7.0
Telecommunication Services	0.9
Short-Term Investments & Other	6.1

Mutual Shares Trust

Sector Weighting*	% of Total
Financials	18.6
Consumer Staples	13.7
Information Technology	12.3
Energy	11.1
Consumer Discretionary	11.1
Health Care	10.7
Industrials	5.7
Materials	4.9
Utilities	3.8
Telecommunication Services	1.8
Short-Term Investments & Other	6.3

Natural Resources Trust

Sector Weighting*	% of Total
Energy	57.3
Materials	35.3
Industrials	2.0
Utilities	1.7
Short-Term Investments & Other	3.7

Real Estate Securities Trust

Industry Weighting*	% of Total
Retail REITs	26.3
Specialized REITs	26.1
Residential REITs	20.7
Office REITs	11.6
Diversified REITs	9.7
Industrial REITs	4.3
Short-Term Investments & Other	1.3

Science & Technology Trust

Sector Weighting*	% of Total
Information Technology	80.8
Consumer Discretionary	10.0
Health Care	1.0
Industrials	0.7
Materials	0.7
Telecommunication Services	0.3
Short-Term Investments & Other	6.5

Small Cap Growth Trust

Sector Weighting*	% of Total
Information Technology	30.9
Industrials	19.5
Consumer Discretionary	18.5
Health Care	11.6
Materials	5.6
Financials	4.5
Energy	4.3
Consumer Staples	3.0
Short-Term Investments & Other	2.1

Small Cap Index Trust

Sector Weighting*	% of Total
Financials	22.6
Information Technology	16.8
Consumer Discretionary	14.1
Industrials	13.8
Health Care	11.9
Energy	5.4
Materials	4.8
Consumer Staples	3.7
Utilities	3.2
Telecommunication Services	0.8
Short-Term Investments & Other	2.9

John Hancock Variable Insurance Trust

Sector Weightings

Small Cap Opportunities Trust

Sector Weighting*	% of Total
Financials	23.3
Industrials	16.6
Information Technology	14.7
Consumer Discretionary	14.4
Health Care	9.5
Energy	8.4
Materials	7.3
Consumer Staples	3.3
Utilities	0.7
Telecommunication Services	0.5
Short-Term Investments & Other	1.3

Small Cap Value Trust

Sector Weighting*	% of Total
Industrials	22.5
Financials	20.5
Consumer Discretionary	13.1
Health Care	10.1
Information Technology	10.0
Materials	7.0
Energy	6.0
Utilities	4.4
Consumer Staples	2.1
Short-Term Investments & Other	4.3

Small Company Growth Trust

Sector Weighting*	% of Total
Information Technology	23.5
Health Care	18.0
Consumer Discretionary	16.0
Industrials	15.9
Financials	10.0
Energy	6.6
Materials	3.2
Consumer Staples	2.4
Telecommunication Services	1.2
Utilities	0.9
Short-Term Investments & Other	2.3

Small Company Value Trust

Sector Weighting*	% of Total
Industrials	24.9
Financials	24.4
Consumer Discretionary	15.1
Information Technology	9.6
Materials	9.5
Energy	5.4
Utilities	4.2
Health Care	3.9
Consumer Staples	0.6
Telecommunication Services	0.5
Short-Term Investments & Other	1.9

Smaller Company Growth Trust

Sector Weighting*	% of Total
Industrials	20.9
Information Technology	20.4
Health Care	18.3
Consumer Discretionary	14.2
Financials	6.9
Energy	6.7
Materials	3.7
Telecommunication Services	3.2
Consumer Staples	2.4
Short-Term Investments & Other	3.3

Strategic Equity Allocation Trust

Sector Weighting*	% of Total
Financials	19.5
Information Technology	13.5
Consumer Discretionary	11.9
Health Care	11.4
Industrials	11.1
Consumer Staples	9.7
Energy	8.6
Materials	4.7
Utilities	3.5
Telecommunication Services	3.2
Short-Term Investments & Other	2.9

Total Stock Market Index Trust

Sector Weighting*	% of Total
Information Technology	16.4
Financials	16.3
Consumer Discretionary	12.7
Health Care	10.8
Energy	10.1
Industrials	10.0
Consumer Staples	9.2
Materials	3.3
Utilities	2.9
Telecommunication Services	2.4
Short-Term Investments & Other	5.9

U.S. Equity Trust

Sector Weighting*	% of Total
Health Care	27.7
Information Technology	25.6
Consumer Staples	22.0
Consumer Discretionary	8.5
Financials	6.6
Energy	4.1
Industrials	3.7
Telecommunication Services	0.5
Utilities	0.4
Materials	0.3
Short-Term Investments & Other	0.6

Utilities Trust

Sector Weighting*	% of Total
Utilities	54.1
Telecommunication Services	17.7
Energy	15.6
Consumer Discretionary	9.4
Short-Term Investments & Other	3.2

Value Trust

Sector Weighting*	% of Total
Financials	21.1
Industrials	13.8
Consumer Discretionary	12.3
Information Technology	11.0
Health Care	10.4
Materials	7.6
Energy	6.0
Consumer Staples	5.3
Utilities	5.0
Telecommunication Services	2.8
Short-Term Investments & Other	4.7

*	As a percentage of net assets.
**	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds Web site at americanfunds.com/afis.
***	As a percentage of total investments.
ˆ	Underlying funds as a percentage of net assets.
#	Asset allocation of underlying funds as a percentage of net assets.

John Hancock Variable Insurance Trust

Shareholder Expense Example

As a shareholder of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, the Lifestyle Portfolio Stabilization (PS) Portfolios, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust and Global Diversification Trust, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2013, through June 30, 2013).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013– 6/30/2013	Annualized Expense Ratio
500 Index Trust B
Series I — Actual	$1,000.00	$1,136.60	$1.59	0.30%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series II — Actual	1,000.00	1,135.90	2.65	0.50%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Series NAV — Actual	1,000.00	1,136.60	1.32	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
All Cap Core Trust
Series I — Actual	$1,000.00	$1,155.70	$4.65	0.87%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Series II — Actual	1,000.00	1,154.30	5.72	1.07%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series NAV — Actual	1,000.00	1,156.20	4.38	0.82%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013– 6/30/2013	Annualized Expense Ratio
All Cap Value Trust
Series I — Actual	$1,000.00	$1,184.10	$4.77	0.88%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series II — Actual	1,000.00	1,183.30	5.85	1.08%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Series NAV — Actual	1,000.00	1,185.00	4.50	0.83%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Alpha Opportunities Trust
Series I — Actual	$1,000.00	$1,152.70	$5.71	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series NAV — Actual	1,000.00	1,152.60	5.44	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
American Asset Allocation Trust
Series I — Actual	$1,000.00	$1,101.00	$3.23	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,100.20	4.01	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,102.70	1.41	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American Global Growth Trust
Series I — Actual	$1,000.00	$1,072.40	$3.29	0.64%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%[2]
Series II — Actual	1,000.00	1,071.70	4.06	0.79%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%[2]
Series III — Actual	1,000.00	1,074.30	1.49	0.29%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%[2]
American Growth Trust
Series I — Actual	$1,000.00	$1,099.40	$3.23	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,099.20	4.01	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,101.60	1.41	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American Growth-Income Trust
Series I — Actual	$1,000.00	$1,115.20	$3.25	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,114.90	4.04	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,117.30	1.42	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American International Trust
Series I — Actual	$1,000.00	$1,031.20	$3.12	0.62%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%[2]
Series II — Actual	1,000.00	1,030.00	3.88	0.77%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%[2]
Series III — Actual	1,000.00	1,032.60	1.36	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
American New World Trust
Series I — Actual	$1,000.00	$974.20	$3.28	0.67%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%[2]
Series II — Actual	1,000.00	973.40	4.01	0.82%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%[2]
Series III — Actual	1,000.00	976.30	1.57	0.32%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013– 6/30/2013	Annualized Expense Ratio
Blue Chip Growth Trust
Series I — Actual	$1,000.00	$1,120.20	$4.36	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	1,119.10	5.41	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,120.40	4.10	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Capital Appreciation Trust
Series I — Actual	$1,000.00	$1,094.70	$4.10	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Series II — Actual	1,000.00	1,094.00	5.14	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series NAV — Actual	1,000.00	1,095.60	3.84	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Capital Appreciation Value Trust
Series I — Actual	$1,000.00	$1,102.10	$4.53	0.87%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Series II — Actual	1,000.00	1,100.50	5.57	1.07%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series NAV — Actual	1,000.00	1,101.40	4.27	0.82%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Core Allocation Plus Trust
Series I — Actual	$1,000.00	$1,081.50	$5.69	1.10%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Series II — Actual	1,000.00	1,080.50	6.72	1.30%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.51	1.30%
Series NAV — Actual	1,000.00	1,082.50	5.43	1.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Core Fundamental Holdings Trust
Series I — Actual	$1,000.00	$1,049.00	$2.39	0.47%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%[2]
Series II — Actual	1,000.00	1,047.80	3.40	0.67%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%[2]
Series III — Actual	1,000.00	1,050.30	1.37	0.27%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%[2]
Core Global Diversification Trust
Series I — Actual	$1,000.00	$1,033.00	$2.57	0.51%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%[2]
Series II — Actual	1,000.00	1,032.30	3.58	0.71%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%[2]
Series III — Actual	1,000.00	1,034.30	1.56	0.31%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%[2]
Core Strategy Trust
Series I — Actual	$1,000.00	$1,067.70	$0.62	0.12%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[2]
Series II — Actual	1,000.00	1,067.50	1.64	0.32%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
Series NAV — Actual	1,000.00	1,068.50	0.36	0.07%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%[2]
Disciplined Diversification Trust
Series I — Actual	$1,000.00	$1,044.70	$4.97	0.98%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series II — Actual	1,000.00	1,043.90	5.98	1.18%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.91	1.18%
Series NAV — Actual	1,000.00	1,044.70	4.71	0.93%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013– 6/30/2013	Annualized Expense Ratio
Emerging Markets Value Trust
Series I — Actual	$1,000.00	$888.30	$5.34	1.14%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.71	1.14%
Series NAV — Actual	1,000.00	889.00	5.11	1.09%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Equity-Income Trust
Series I — Actual	$1,000.00	$1,141.70	$4.41	0.83%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Series II — Actual	1,000.00	1,141.40	5.47	1.03%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,142.80	4.14	0.78%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Financial Services Trust
Series I — Actual	$1,000.00	$1,141.20	$4.78	0.90%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Series II — Actual	1,000.00	1,140.20	5.84	1.10%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Series NAV — Actual	1,000.00	1,141.50	4.51	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Franklin Templeton Founding Allocation Trust
Series I — Actual	$1,000.00	$1,086.70	$0.62	0.12%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%[2]
Series II — Actual	1,000.00	1,085.70	1.65	0.32%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
Series NAV — Actual	1,000.00	1,087.70	0.36	0.07%[2]
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%[2]
Fundamental All Cap Core Trust
Series I — Actual	$1,000.00	$1,115.70	$3.99	0.76%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Series II — Actual	1,000.00	1,114.50	5.03	0.96%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Series NAV — Actual	1,000.00	1,115.90	3.72	0.71%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Fundamental Holdings Trust
Series I — Actual	$1,000.00	$1,044.80	$2.64	0.52%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%[2]
Series II — Actual	1,000.00	1,043.90	3.40	0.67%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%[2]
Series III — Actual	1,000.00	1,046.70	1.27	0.25%[2]
Series III — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%[2]
Fundamental Large Cap Value Trust
Series I — Actual	$1,000.00	$1,147.00	$3.94	0.74%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Series II — Actual	1,000.00	1,145.90	5.00	0.94%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Series NAV — Actual	1,000.00	1,147.80	3.67	0.69%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Fundamental Value Trust
Series I — Actual	$1,000.00	$1,144.70	$4.47	0.84%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Series II — Actual	1,000.00	1,143.70	5.53	1.04%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Series NAV — Actual	1,000.00	1,145.20	4.20	0.79%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013– 6/30/2013	Annualized Expense Ratio
Global Trust
Series I — Actual	$1,000.00	$1,090.20	$4.92	0.95%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series II — Actual	1,000.00	1,089.20	5.96	1.15%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Series NAV — Actual	1,000.00	1,090.20	4.66	0.90%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Global Diversification Trust
Series I — Actual	$1,000.00	$1,032.10	$2.87	0.57%[2]
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%[2]
Series II — Actual	1,000.00	1,032.10	3.63	0.72%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%[2]
Growth Equity Trust
Series NAV — Actual	$1,000.00	$1,078.90	$3.97	0.77%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Health Sciences Trust
Series I — Actual	$1,000.00	$1,198.30	$6.00	1.10%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Series II — Actual	1,000.00	1,197.30	7.08	1.30%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.51	1.30%
Series NAV — Actual	1,000.00	1,198.30	5.72	1.05%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Heritage Trust
Series NAV — Actual	$1,000.00	$1,115.70	$4.77	0.91%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
International Core Trust
Series I — Actual	$1,000.00	$1,034.30	$5.40	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series II — Actual	1,000.00	1,034.10	6.41	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Series NAV — Actual	1,000.00	1,034.40	5.15	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
International Equity Index Trust B
Series I — Actual	$1,000.00	$992.20	$1.93	0.39%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%
Series II — Actual	1,000.00	990.90	2.91	0.59%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%
Series NAV — Actual	1,000.00	992.20	1.68	0.34%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%
International Growth Stock Trust
Series I — Actual	$1,000.00	$1,016.80	$4.85	0.97%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series II — Actual	1,000.00	1,015.40	5.85	1.17%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.86	1.17%
Series NAV — Actual	1,000.00	1,016.80	4.60	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
International Small Company Trust
Series I — Actual	$1,000.00	$1,035.50	$5.96	1.18%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.91	1.18%
Series II — Actual	1,000.00	1,034.50	6.96	1.38%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.00	6.90	1.38%
Series NAV — Actual	1,000.00	1,035.50	5.70	1.13%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013– 6/30/2013	Annualized Expense Ratio
International Value Trust
Series I — Actual	$1,000.00	$1,016.00	$4.85	0.97%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series II — Actual	1,000.00	1,015.10	5.85	1.17%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Series NAV — Actual	1,000.00	1,016.10	4.60	0.92%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Lifestyle Balanced PS Series
Series II — Actual	$1,000.00	$1,036.40	$1.77	0.35%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.76	0.35%[2]
Lifestyle Conservative PS Series
Series II — Actual	$1,000.00	$1,001.50	$1.99	0.40%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%[2]
Lifestyle Growth PS Series
Series II — Actual	$1,000.00	$1,060.40	$1.79	0.35%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.76	0.35%[2]
Lifestyle Moderate PS Series
Series II — Actual	$1,000.00	$1,028.30	$2.01	0.40%[2]
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%[2]
Mid Cap Index Trust
Series I — Actual	$1,000.00	$1,144.40	$2.45	0.46%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.31	0.46%
Series II — Actual	1,000.00	1,143.00	3.51	0.66%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Series NAV — Actual	1,000.00	1,144.40	2.18	0.41%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%
Mid Cap Stock Trust
Series I — Actual	$1,000.00	$1,155.60	$4.92	0.92%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Series II — Actual	1,000.00	1,154.20	5.98	1.12%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Series NAV — Actual	1,000.00	1,156.00	4.65	0.87%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Mid Cap Value Equity Trust
Series NAV — Actual	$1,000.00	$1,179.90	$5.03	0.93%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Mid Value Trust
Series I — Actual	$1,000.00	$1,134.00	$5.24	0.99%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series II — Actual	1,000.00	1,132.20	6.29	1.19%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Series NAV — Actual	1,000.00	1,134.50	4.97	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Mutual Shares Trust
Series I — Actual	$1,000.00	$1,126.20	$5.43	1.03%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Series NAV — Actual	1,000.00	1,127.20	5.17	0.98%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Natural Resources Trust
Series I — Actual	$1,000.00	$943.50	$5.49	1.14%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.71	1.14%
Series II — Actual	1,000.00	942.80	6.45	1.34%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.71	1.34%
Series NAV — Actual	1,000.00	943.50	5.25	1.09%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013– 6/30/2013	Annualized Expense Ratio
Real Estate Securities Trust
Series I — Actual	$1,000.00	$1,046.00	$4.01	0.79%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Series II — Actual	1,000.00	1,044.50	5.02	0.99%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series NAV — Actual	1,000.00	1,046.30	3.75	0.74%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Science & Technology Trust
Series I — Actual	$1,000.00	$1,135.20	$5.93	1.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Series II — Actual	1,000.00	1,134.80	6.99	1.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.61	1.32%
Series NAV — Actual	1,000.00	1,135.80	5.67	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Small Cap Growth Trust
Series I — Actual	$1,000.00	$1,191.60	$6.25	1.15%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Series II — Actual	1,000.00	1,190.10	7.33	1.35%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%
Series NAV — Actual	1,000.00	1,191.90	5.98	1.10%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Small Cap Index Trust
Series I — Actual	$1,000.00	$1,156.60	$2.78	0.52%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Series II — Actual	1,000.00	1,156.30	3.85	0.72%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Series NAV — Actual	1,000.00	1,157.40	2.51	0.47%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Small Cap Opportunities Trust
Series I — Actual	$1,000.00	$1,164.00	$5.47	1.02%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Series II — Actual	1,000.00	1,163.00	6.54	1.22%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.11	1.22%
Series NAV — Actual	1,000.00	1,164.90	5.21	0.97%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Small Cap Value Trust
Series I — Actual	$1,000.00	$1,140.10	$6.00	1.13%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%
Series II — Actual	1,000.00	1,138.40	7.05	1.33%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.66	1.33%
Series NAV — Actual	1,000.00	1,139.80	5.73	1.08%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Small Company Growth Trust
Series NAV — Actual	$1,000.00	$1,149.90	$5.70	1.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Small Company Value Trust
Series I — Actual	$1,000.00	$1,124.10	$5.64	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series II — Actual	1,000.00	1,123.20	6.69	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Series NAV — Actual	1,000.00	1,124.40	5.37	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013– 6/30/2013	Annualized Expense Ratio
Smaller Company Growth Trust
Series I — Actual	$1,000.00	$1,161.10	$5.73	1.07%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Series II — Actual	1,000.00	1,159.90	6.80	1.27%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
Series NAV — Actual	1,000.00	1,161.40	5.47	1.02%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Strategic Equity Allocation Trust
Series NAV — Actual	$1,000.00	$1,108.50	$2.51	0.48%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41	0.48%
Total Stock Market Index Trust
Series I — Actual	$1,000.00	$1,142.20	$3.03	0.57%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%
Series II — Actual	1,000.00	1,141.00	4.09	0.77%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Series NAV — Actual	1,000.00	1,141.40	2.76	0.52%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
U.S. Equity Trust
Series I — Actual	$1,000.00	$1,141.10	$4.35	0.82%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Series II — Actual	1,000.00	1,140.40	5.41	1.02%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.11	1.02%
Series NAV — Actual	1,000.00	1,141.10	4.09	0.77%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Utilities Trust
Series I — Actual	$1,000.00	$1,096.50	$4.94	0.95%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Series II — Actual	1,000.00	1,095.70	5.98	1.15%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Series NAV — Actual	1,000.00	1,097.40	4.68	0.90%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Value Trust
Series I — Actual	$1,000.00	$1,166.80	$4.30	0.80%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Series II — Actual	1,000.00	1,165.10	5.37	1.00%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Series NAV — Actual	1,000.00	1,166.90	4.03	0.75%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

[2]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolios for the period ended 6-30-13 was as follows:

Portfolio	Range	Portfolio	Range
American Funds	0.29% – 0.79%	Global Diversification Trust	0.14% – 0.79%
Core Fundamental Holdings Trust	0.34% – 0.54%	Lifestyle Balanced PS Series	0.48% – 1.10%
Core Global Diversification Trust	0.10% – 0.79%	Lifestyle Conservative PS Series	0.48% – 1.10%
Core Strategy Trust	0.48% – 0.59%	Lifestyle Growth PS Series	0.48% – 1.10%
Franklin Templeton Founding Allocation Trust	0.85% – 1.00%	Lifestyle Moderate PS Series	0.48% – 1.10%
Fundamental Holdings Trust	0.35% – 0.59%

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

500 Index Trust B

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.3%
Consumer Discretionary - 11.7%
Amazon.com, Inc. (I)	64,502	$17,911,560	0.7%
Comcast Corp., Class A	468,157	19,606,415	0.7%
McDonald’s Corp.	177,898	17,611,902	0.7%
The Home Depot, Inc.	259,615	20,112,374	0.8%
The Walt Disney Company	320,252	20,223,914	0.8%
OTHER SECURITIES		214,480,845	8.0%
		309,947,010
Consumer Staples - 10.1%
Altria Group, Inc.	356,456	12,472,395	0.5%
CVS Caremark Corp.	216,194	12,361,973	0.5%
PepsiCo, Inc.	275,101	22,500,511	0.9%
Philip Morris International, Inc.	290,244	25,140,935	1.0%
The Coca-Cola Company	679,886	27,270,227	1.0%
The Procter & Gamble Company	486,243	37,435,849	1.4%
Wal-Mart Stores, Inc.	291,232	21,693,872	0.8%
OTHER SECURITIES		107,438,568	4.0%
		266,314,330
Energy - 10.1%
Chevron Corp.	344,558	40,774,994	1.5%
ConocoPhillips	218,581	13,224,151	0.5%
Exxon Mobil Corp.	789,758	71,354,635	2.7%
Occidental Petroleum Corp.	142,882	12,749,361	0.5%
Schlumberger, Ltd.	237,300	17,004,918	0.6%
OTHER SECURITIES		112,484,092	4.3%
		267,592,151
Financials - 15.9%
American Express Company	170,433	12,741,571	0.5%
American
International Group, Inc. (I)	261,780	11,701,566	0.4%
Bank of America Corp.	1,919,109	24,679,742	0.9%
Berkshire
Hathaway, Inc., Class B (I)	323,491	36,205,113	1.4%
Citigroup, Inc.	541,582	25,979,689	1.0%
JPMorgan Chase & Company	671,255	35,435,551	1.3%
State Street Corp.	80,978	5,280,575	0.2%
The Goldman Sachs Group, Inc.	76,664	11,595,430	0.4%
U.S. Bancorp	326,945	11,819,062	0.4%
Wells Fargo & Company	874,478	36,089,707	1.4%
OTHER SECURITIES		206,847,200	8.0%
		418,375,206
Health Care - 12.3%
Amgen, Inc.	132,745	13,096,622	0.5%
Bristol-Myers Squibb Company	293,164	13,101,499	0.5%
Gilead Sciences, Inc. (I)	270,012	13,827,315	0.5%
Johnson & Johnson	498,214	42,776,654	1.6%
Merck & Company, Inc.	536,079	24,900,870	0.9%
Pfizer, Inc.	1,184,816	33,186,696	1.3%
UnitedHealth Group, Inc.	181,756	11,901,383	0.5%
OTHER SECURITIES		170,573,000	6.5%
		323,364,039
Industrials - 9.8%
3M Company	112,590	12,311,717	0.5%
General Electric Company	1,837,549	42,612,761	1.6%
The Boeing Company	120,704	12,364,918	0.5%
Union Pacific Corp.	83,243	12,842,730	0.5%
United Technologies Corp.	149,615	13,905,218	0.5%
OTHER SECURITIES		164,353,018	6.2%
		258,390,362
Information Technology - 17.1%
Apple, Inc.	166,565	65,973,065	2.5%
Cisco Systems, Inc.	950,901	23,116,403	0.9%
Google, Inc., Class A (I)	47,729	42,019,180	1.6%
IBM Corp.	185,136	35,381,341	1.3%
Intel Corp.	884,404	21,420,265	0.8%
Microsoft Corp.	1,333,528	46,046,722	1.7%
Oracle Corp.	654,980	20,120,986	0.8%
QUALCOMM, Inc.	307,118	18,758,767	0.7%
Visa, Inc., Class A	89,964	16,440,921	0.6%
OTHER SECURITIES		162,968,621	6.2%
		452,246,271
Materials - 3.2%		83,079,038	3.2%
Telecommunication Services - 2.9%
AT&T, Inc.	955,651	33,830,045	1.3%
Verizon Communications, Inc.	509,496	25,648,029	1.0%
OTHER SECURITIES		17,874,233	0.6%
		77,352,307
Utilities - 3.2%		84,217,005	3.2%
TOTAL COMMON STOCKS (Cost $1,707,035,078)		$2,540,877,719

SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	6,008,900	60,131,662	2.3%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $60,139,042)		$60,131,662

SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreement - 3.6%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$94,331,079 on 07/01/2013,
collateralized by $66,210,000
U.S. Treasury Bond, 8.125% due
05/15/2021 (valued at
$96,223,523, including interest)	$94,331,000	$94,331,000	3.6%
TOTAL SHORT-TERM
INVESTMENTS (Cost $94,331,000)		$94,331,000
Total Investments (500 Index Trust B)
(Cost $1,861,505,120) - 102.2%		$2,695,340,381	102.2%
Other Assets And Liabilities, Net - (2.2%)		(56,903,383)	(2.2)%
TOTAL NET ASSETS - 100.0%		$2,638,436,998	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.3%
Consumer Discretionary - 13.6%
Comcast Corp., Class A	132,900	$5,565,852	1.5%
Cooper Tire & Rubber Company	109,200	3,622,164	1.0%
GameStop Corp., Class A (L)	118,600	4,984,758	1.4%
Marriott International, Inc., Class A	82,200	3,318,414	0.9%
Mohawk Industries, Inc. (I)	7,400	832,426	0.2%
Starwood Hotels &
Resorts Worldwide, Inc.	73,100	4,619,189	1.3%
The Gap, Inc.	117,700	4,911,621	1.3%
The Walt Disney Company	53,500	3,378,525	0.9%
Whirlpool Corp.	37,800	4,322,808	1.2%
OTHER SECURITIES		13,892,185	3.9%
		49,447,942
Consumer Staples - 8.0%
Altria Group, Inc.	153,000	5,353,470	1.5%
Avon Products, Inc.	53,400	1,123,002	0.3%
CVS Caremark Corp.	58,400	3,339,312	0.9%
Inter Parfums, Inc.	4,100	116,932	0.0%
Sanderson Farms, Inc. (L)	50,300	3,340,926	0.9%
Walgreen Company	800	35,360	0.0%
OTHER SECURITIES		16,042,432	4.4%
		29,351,434
Energy - 10.0%
Exxon Mobil Corp.	49,800	4,499,430	1.2%
Marathon Petroleum Corp.	58,800	4,178,328	1.1%
Tesoro Corp.	82,200	4,300,704	1.2%
Valero Energy Corp.	113,300	3,939,441	1.1%
Western Refining, Inc. (L)	132,900	3,730,503	1.0%
OTHER SECURITIES		15,675,781	4.4%
		36,324,187
Financials - 19.1%
Citigroup, Inc.	102,800	4,931,316	1.4%
Discover Financial Services	99,600	4,744,944	1.3%
First American Financial Corp.	145,900	3,215,636	0.9%
First Niagara Financial Group, Inc.	40,700	409,849	0.1%
Host Hotels & Resorts, Inc.	219,700	3,706,339	1.0%
Investment
Technology Group, Inc. (I)	20,500	286,590	0.1%
JPMorgan Chase & Company	78,500	4,144,015	1.1%
Redwood Trust, Inc.	13,200	224,400	0.1%
The Progressive Corp.	198,800	5,053,496	1.4%
The Travelers Companies, Inc.	43,800	3,500,496	1.0%
Western Alliance Bancorp (I)	15,900	251,697	0.1%
Weyerhaeuser Company	158,100	4,504,269	1.2%
OTHER SECURITIES		34,888,806	9.4%
		69,861,853
Health Care - 14.6%
Aetna, Inc.	82,900	5,267,466	1.4%
Amgen, Inc.	43,500	4,291,710	1.2%
Biogen Idec, Inc. (I)	14,400	3,098,880	0.8%
Celgene Corp. (I)	32,900	3,846,339	1.1%
Cigna Corp.	50,600	3,667,994	1.0%
Covance, Inc. (I)	15,800	1,203,012	0.3%
Eli Lilly & Company	99,100	4,867,792	1.3%
Health Net, Inc. (I)	100,700	3,204,274	0.9%
Johnson & Johnson	46,800	4,018,248	1.1%
WellPoint, Inc.	64,800	5,303,232	1.5%
OTHER SECURITIES		14,647,616	4.0%
		53,416,563
Industrials - 10.0%
Huntington Ingalls Industries, Inc.	55,600	3,140,288	0.9%
Northrop Grumman Corp.	60,700	5,025,960	1.4%
The Boeing Company	29,200	2,991,248	0.8%
OTHER SECURITIES		25,244,794	6.9%
		36,402,290
Information Technology - 17.2%
AOL, Inc. (I)	129,300	4,716,864	1.3%
Apple, Inc.	8,226	3,258,154	0.9%
Cisco Systems, Inc.	197,200	4,793,932	1.3%
Computer Sciences Corp.	97,800	4,280,706	1.2%
CoreLogic, Inc. (I)	155,200	3,595,984	1.0%
eBay, Inc. (I)	67,100	3,470,412	1.0%
First Solar, Inc. (I)	102,100	4,566,933	1.3%
Hewlett-Packard Company	226,200	5,609,760	1.5%
InterDigital, Inc.	70,500	3,147,825	0.9%
Western Digital Corp.	78,400	4,867,856	1.3%
OTHER SECURITIES		20,616,807	5.5%
		62,925,233
Materials - 2.8%
Westlake Chemical Corp.	48,500	4,675,885	1.3%
OTHER SECURITIES		5,457,848	1.5%
		10,133,733
Telecommunication Services - 1.7%
Verizon Communications, Inc.	98,300	4,948,422	1.4%
OTHER SECURITIES		1,142,289	0.3%
		6,090,711
Utilities - 2.3%
Ameren Corp.	131,900	4,542,636	1.2%
OTHER SECURITIES		3,930,273	1.1%
		8,472,909
TOTAL COMMON STOCKS (Cost $316,193,156)		$362,426,855

SECURITIES LENDING COLLATERAL - 7.6%
John Hancock Collateral
Investment Trust,
0.2263% (W) (Y)	2,787,408	27,893,868	7.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,896,424)		$27,893,868

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%		2,691,639	0.7%
TOTAL SHORT-TERM
INVESTMENTS (Cost $2,691,639)		$2,691,639
Total Investments (All Cap Core Trust)
(Cost $346,781,219) - 107.6%		$393,012,362	107.6%
Other Assets And Liabilities, Net - (7.6%)		(27,893,668)	(7.6)%
TOTAL NET ASSETS - 100.0%		$365,118,694	100.0%

All Cap Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 100.1%
Consumer Discretionary - 14.8%
Bed Bath & Beyond, Inc. (I)	86,000	$6,097,400	1.2%
BorgWarner, Inc. (I)	70,700	6,090,803	1.2%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Comcast Corp., Class A	175,500	$7,349,940	1.4%
Darden Restaurants, Inc.	101,078	5,102,417	1.0%
Delphi Automotive PLC	106,600	5,403,554	1.1%
Foot Locker, Inc.	183,700	6,453,381	1.3%
GNC Holdings, Inc., Class A (L)	122,200	5,402,462	1.1%
Macy’s, Inc.	136,600	6,556,800	1.3%
OTHER SECURITIES		26,919,630	5.2%
		75,376,387
Consumer Staples - 5.5%
Kimberly-Clark Corp.	77,500	7,528,350	1.5%
Kraft Foods Group, Inc.	147,965	8,266,805	1.6%
Mondelez International, Inc., Class A	260,097	7,420,567	1.5%
OTHER SECURITIES		4,688,859	0.9%
		27,904,581
Energy - 9.5%
EQT Corp.	77,100	6,119,427	1.2%
Exxon Mobil Corp.	87,218	7,880,146	1.5%
Occidental Petroleum Corp.	88,100	7,861,163	1.5%
Range Resources Corp.	77,300	5,976,836	1.2%
Southwestern Energy Company (I)	152,500	5,570,825	1.1%
Valero Energy Corp.	200,900	6,985,293	1.4%
OTHER SECURITIES		8,052,787	1.6%
		48,446,477
Financials - 26.4%
ACE, Ltd.	80,100	7,167,348	1.4%
Affiliated Managers Group, Inc. (I)	32,000	5,246,080	1.0%
Capital One Financial Corp.	197,600	12,411,256	2.4%
Citigroup, Inc.	322,700	15,479,919	3.0%
Hartford Financial
Services Group, Inc.	284,600	8,799,832	1.7%
IntercontinentalExchange, Inc. (I)(L)	28,900	5,137,264	1.0%
JPMorgan Chase & Company	326,024	17,210,807	3.4%
Raymond James Financial, Inc.	141,100	6,064,478	1.2%
SunTrust Banks, Inc.	228,900	7,226,373	1.4%
The Allstate Corp.	122,000	5,870,640	1.2%
Wells Fargo & Company	203,400	8,394,318	1.6%
XL Group PLC	167,600	5,081,632	1.0%
OTHER SECURITIES		30,580,102	6.1%
		134,670,049
Health Care - 21.1%
Actavis, Inc. (I)	121,100	15,285,242	3.0%
Celgene Corp. (I)	58,516	6,841,106	1.3%
Cigna Corp.	106,812	7,742,802	1.5%
Community Health Systems, Inc.	107,800	5,053,664	1.0%
Express Scripts Holding Company (I)	211,375	13,039,724	2.6%
Humana, Inc.	73,600	6,210,368	1.2%
Laboratory Corp. of
America Holdings (I)	75,600	7,567,560	1.5%
Onyx Pharmaceuticals, Inc. (I)(L)	82,000	10,162,260	2.0%
Thermo Fisher Scientific, Inc. (L)	93,987	7,954,120	1.6%
OTHER SECURITIES		27,745,160	5.4%
		107,602,006
Industrials - 6.6%
Hertz Global Holdings, Inc. (I)(L)	256,100	6,351,280	1.2%
United Technologies Corp.	68,800	6,394,272	1.3%
URS Corp.	118,600	5,600,292	1.1%
OTHER SECURITIES		15,137,513	3.0%
		33,483,357
Information Technology - 8.1%
Alliance Data Systems Corp. (I)(L)	44,400	8,037,732	1.6%
Broadcom Corp., Class A	155,800	5,259,808	1.0%
eBay, Inc. (I)	98,500	5,094,420	1.0%
NCR Corp. (I)	268,600	8,861,114	1.7%
Xilinx, Inc.	144,800	5,735,528	1.1%
OTHER SECURITIES		8,547,026	1.7%
		41,535,628
Materials - 2.1%
Reliance Steel &
Aluminum Company	79,779	5,230,311	1.0%
OTHER SECURITIES		5,764,948	1.1%
		10,995,259
Telecommunication Services - 3.0%
Verizon Communications, Inc.	259,500	13,063,230	2.6%
OTHER SECURITIES		2,509,860	0.4%
		15,573,090
Utilities - 3.0%
NextEra Energy, Inc.	67,320	5,485,234	1.1%
OTHER SECURITIES		9,625,629	1.9%
		15,110,863
TOTAL COMMON STOCKS (Cost $428,767,360)		$510,697,697

SECURITIES LENDING COLLATERAL - 7.9%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	4,012,667	40,155,158	7.9%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $40,157,817)		$40,155,158
Total Investments (All Cap Value Trust)
(Cost $468,925,177) - 108.0%		$550,852,855	108.0%
Other Assets And Liabilities, Net - (8.0%)		(40,682,282)	(8.0)%
TOTAL NET ASSETS - 100.0%		$510,170,573	100.0%

Alpha Opportunities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.4%
Consumer Discretionary - 16.9%
Bloomin’ Brands, Inc. (I)	219,900	$5,471,112	0.6%
Dick’s Sporting Goods, Inc.	113,187	5,666,141	0.6%
Lowe’s Companies, Inc.	445,204	18,208,844	2.0%
NVR, Inc. (I)	5,535	5,103,270	0.6%
Omnicom Group, Inc.	81,927	5,150,750	0.6%
priceline.com, Inc. (I)	9,110	7,535,154	0.8%
Time Warner, Inc.	95,460	5,519,497	0.6%
OTHER SECURITIES		98,028,895	11.1%
		150,683,663
Consumer Staples - 5.2%
Bunge, Ltd.	72,845	5,155,241	0.6%
PepsiCo, Inc.	63,461	5,190,475	0.6%
OTHER SECURITIES		35,478,362	4.0%
		45,824,078
Energy - 8.6%
Anadarko Petroleum Corp.	65,142	5,597,652	0.6%
BG Group PLC	348,975	5,955,952	0.7%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Energy (continued)
Cobalt International Energy, Inc. (I)	403,025	$10,708,374	1.2%
Halliburton Company	153,220	6,392,338	0.7%
Pioneer Natural Resources Company	81,720	11,828,970	1.3%
OTHER SECURITIES		36,257,080	4.1%
		76,740,366
Financials - 13.5%
American
International Group, Inc. (I)	326,332	14,587,040	1.6%
BlackRock, Inc.	32,773	8,417,745	0.9%
M&T Bank Corp. (L)	57,290	6,402,158	0.7%
Markel Corp. (I)	11,274	5,940,834	0.7%
Marsh &
McLennan Companies, Inc.	140,415	5,605,367	0.6%
PNC Financial Services Group, Inc.	112,522	8,205,104	0.9%
Wells Fargo & Company	205,159	8,466,912	1.0%
OTHER SECURITIES		62,449,687	7.1%
		120,074,847
Health Care - 13.8%
Bristol-Myers Squibb Company	138,900	6,207,441	0.7%
Cardinal Health, Inc.	134,306	6,339,243	0.7%
Catamaran Corp. (I)	128,952	6,282,541	0.7%
Hologic, Inc. (I)	374,795	7,233,544	0.8%
Johnson & Johnson	105,049	9,019,507	1.0%
Medtronic, Inc.	98,806	5,085,545	0.6%
Merck & Company, Inc.	262,105	12,174,777	1.4%
Roche Holdings AG	37,384	9,263,171	1.0%
Teva Pharmaceutical
Industries, Ltd., ADR (L)	166,430	6,524,056	0.7%
OTHER SECURITIES		54,774,865	6.2%
		122,904,690
Industrials - 13.8%
Armstrong World Industries, Inc. (I)	111,535	5,330,258	0.6%
DigitalGlobe, Inc. (I)	197,680	6,130,057	0.7%
IHS, Inc., Class A (I)	72,320	7,548,762	0.8%
Lennox International, Inc.	78,085	5,039,606	0.6%
United Parcel Service, Inc., Class B	91,238	7,890,262	0.9%
OTHER SECURITIES		90,431,576	10.2%
		122,370,521
Information Technology - 19.0%
Akamai Technologies, Inc. (I)	228,104	9,705,825	1.1%
Cadence Design Systems, Inc. (I)	514,480	7,449,670	0.8%
Cisco Systems, Inc.	458,483	11,145,722	1.3%
Concur Technologies, Inc. (I)(L)	88,280	7,184,226	0.8%
Intel Corp.	408,401	9,891,472	1.1%
LinkedIn Corp., Class A (I)	53,725	9,579,168	1.1%
Micron Technology, Inc. (I)	881,512	12,632,067	1.4%
Microsoft Corp.	340,875	11,770,414	1.3%
Oracle Corp.	180,511	5,545,298	0.6%
ServiceNow, Inc. (I)	151,989	6,138,836	0.7%
Yahoo!, Inc. (I)	380,072	9,543,608	1.1%
OTHER SECURITIES		68,425,762	7.7%
		169,012,068
Materials - 4.9%
International Paper Company	140,930	6,244,608	0.7%
Rock-Tenn Company, Class A	69,800	6,971,624	0.8%
OTHER SECURITIES		29,974,356	3.4%
		43,190,588
Telecommunication Services - 0.5%		4,295,763	0.5%
Utilities - 1.2%
UGI Corp.	160,095	6,261,315	0.7%
OTHER SECURITIES		4,543,717	0.5%
		10,805,032
TOTAL COMMON STOCKS (Cost $768,802,506)		$865,901,616

PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.2%		1,315,391	0.2%
TOTAL PREFERRED SECURITIES (Cost $1,297,169)		$1,315,391
Warrants 0.1%		1,169,421	0.1%
TOTAL WARRANTS (Cost $1,133,207)		$1,169,421

SECURITIES LENDING COLLATERAL - 7.5%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	6,693,179	66,979,313	7.5%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $66,986,395)		$66,979,313

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreement - 3.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/28/13 at
0.250% to be repurchased at
$26,600,554 on 07/01/2013,
collateralized by $27,200,000
Federal National Mortgage
Association, 0.500% due
10/22/2015 (valued at
$27,132,181, including interest)	$26,600,000	$26,600,000	3.0%
TOTAL SHORT-TERM
INVESTMENTS (Cost $26,600,000)		$26,600,000
Total Investments (Alpha Opportunities Trust)
(Cost $864,819,277) - 108.2%		$961,965,741	108.2%
Other Assets And Liabilities, Net - (8.2%)		(72,949,618)	(8.2)%
TOTAL NET ASSETS - 100.0%		$889,016,123	100.0%

American Asset Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation
Fund - Class 1	84,425,671	$1,711,308,359	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $1,111,448,069)		$1,711,308,359
Total Investments (American Asset Allocation Trust)
(Cost $1,111,448,069) - 100.0%		$1,711,308,359	100.0%
Other Assets And Liabilities, Net - 0.0%		(47,974)	0.0%
TOTAL NET ASSETS - 100.0%		$1,711,260,385	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

American Global Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth
Fund - Class 1	10,193,242	$257,685,157	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $223,808,705)		$257,685,157
Total Investments (American Global Growth Trust)
(Cost $223,808,705) - 100.0%		$257,685,157	100.0%
Other Assets And Liabilities, Net - 0.0%		(38,455)	0.0%
TOTAL NET ASSETS - 100.0%		$257,646,702	100.0%

American Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	16,201,496	$1,083,880,092	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $785,460,738)		$1,083,880,092
Total Investments (American Growth Trust)
(Cost $785,460,738) - 100.0%		$1,083,880,092	100.0%
Other Assets And Liabilities, Net - 0.0%		(29,328)	0.0%
TOTAL NET ASSETS - 100.0%		$1,083,850,764	100.0%

American Growth-Income Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income
Fund - Class 1	30,231,426	$1,296,928,196	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $929,338,617)		$1,296,928,196
Total Investments (American Growth-Income Trust)
(Cost $929,338,617) - 100.0%		$1,296,928,196	100.0%
Other Assets And Liabilities, Net - 0.0%		(99,394)	0.0%
TOTAL NET ASSETS - 100.0%		$1,296,828,802	100.0%

American International Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International
Fund - Class 1	36,748,413	$669,188,607	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $608,759,879)		$669,188,607
Total Investments (American International Trust)
(Cost $608,759,879) - 100.0%		$669,188,607	100.0%
Other Assets And Liabilities, Net - 0.0%		(23,212)	0.0%
TOTAL NET ASSETS - 100.0%		$669,165,395	100.0%

American New World Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,332,580	$74,083,243	100.0%
TOTAL INVESTMENT
COMPANIES (Cost $70,573,631)		$74,083,243
Total Investments (American New World Trust)
(Cost $70,573,631) - 100.0%		$74,083,243	100.0%
Other Assets And Liabilities, Net - 0.0%		(16,938)	0.0%
TOTAL NET ASSETS - 100.0%		$74,066,305	100.0%

Blue Chip Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.6%
Consumer Discretionary - 25.3%
Amazon.com, Inc. (I)	287,989	$79,971,665	4.5%
Chipotle Mexican Grill, Inc. (I)	42,600	15,521,310	0.9%
Discovery
Communications, Inc.,
Series C (I)(L)	327,600	22,820,616	1.3%
Fossil Group, Inc. (I)	120,900	12,490,179	0.7%
Las Vegas Sands Corp.	428,200	22,664,626	1.3%
O’Reilly Automotive, Inc. (I)	142,800	16,082,136	0.9%
priceline.com, Inc. (I)	65,600	54,259,728	3.1%
PVH Corp.	124,100	15,518,705	0.9%
Ralph Lauren Corp.	94,300	16,383,682	0.9%
Starbucks Corp.	542,100	35,502,129	2.0%
Starwood Hotels &
Resorts Worldwide, Inc.	300,300	18,975,957	1.1%
The Home Depot, Inc.	234,300	18,151,221	1.0%
The Walt Disney Company	235,700	14,884,455	0.8%
OTHER SECURITIES		103,667,373	5.9%
		446,893,782
Consumer Staples - 3.9%
Green Mountain
Coffee Roasters, Inc. (I)(L)	171,600	12,880,296	0.7%
Whole Foods Market, Inc.	328,000	16,885,440	1.0%
OTHER SECURITIES		39,333,708	2.2%
		69,099,444

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Energy - 4.6%
Pioneer Natural Resources Company	128,100	$18,542,475	1.1%
Schlumberger, Ltd.	196,392	14,073,451	0.8%
OTHER SECURITIES		48,413,183	2.7%
		81,029,109
Financials - 8.7%
American Express Company	295,152	22,065,564	1.3%
Franklin Resources, Inc.	163,365	22,220,907	1.3%
Invesco, Ltd.	674,500	21,449,100	1.2%
State Street Corp.	235,907	15,383,495	0.9%
OTHER SECURITIES		72,600,849	4.0%
		153,719,915
Health Care - 13.4%
Alexion Pharmaceuticals, Inc. (I)	157,100	14,490,904	0.8%
Biogen Idec, Inc. (I)	165,000	35,508,000	2.0%
Celgene Corp. (I)	239,400	27,988,254	1.6%
Express Scripts Holding Company (I)	212,900	13,133,801	0.7%
Gilead Sciences, Inc. (I)	880,000	45,064,800	2.6%
McKesson Corp.	270,600	30,983,700	1.8%
Regeneron
Pharmaceuticals, Inc. (I)(L)	58,600	13,177,968	0.7%
Thermo Fisher Scientific, Inc. (L)	209,100	17,696,133	1.0%
OTHER SECURITIES		38,727,635	2.2%
		236,771,195
Industrials - 14.4%
Danaher Corp.	823,126	52,103,876	3.0%
Fastenal Company (L)	281,700	12,915,945	0.7%
Honeywell International, Inc.	174,100	13,813,094	0.8%
Kansas City Southern	131,800	13,965,528	0.8%
Precision Castparts Corp.	173,200	39,144,932	2.2%
The Boeing Company	245,200	25,118,288	1.4%
Union Pacific Corp.	228,000	35,175,840	2.0%
OTHER SECURITIES		61,275,276	3.5%
		253,512,779
Information Technology - 22.7%
Apple, Inc.	47,100	18,655,368	1.1%
Broadcom Corp., Class A	389,700	13,156,272	0.7%
eBay, Inc. (I)	621,878	32,163,530	1.8%
Google, Inc., Class A (I)	115,166	101,388,691	5.7%
LinkedIn Corp., Class A (I)	71,200	12,694,960	0.7%
Mastercard, Inc., Class A	95,800	55,037,100	3.1%
QUALCOMM, Inc.	479,877	29,310,887	1.7%
Salesforce.com, Inc. (I)(L)	432,700	16,520,486	0.9%
Visa, Inc., Class A (L)	173,500	31,707,125	1.8%
OTHER SECURITIES		89,599,377	5.2%
		400,233,796
Materials - 4.6%
Ecolab, Inc.	217,300	18,511,787	1.0%
Monsanto Company	135,104	13,348,275	0.8%
Praxair, Inc.	210,200	24,206,632	1.4%
The Sherwin-Williams Company	139,900	24,706,340	1.4%
		80,773,034
Telecommunication Services - 2.0%
American Tower Corp.	481,538	35,234,136	2.0%
TOTAL COMMON STOCKS (Cost $1,186,505,536)		$1,757,267,190

SECURITIES LENDING COLLATERAL - 6.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	11,848,142	118,565,538	6.7%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $118,575,342)		$118,565,538

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%		11,616,795	0.7%
TOTAL SHORT-TERM
INVESTMENTS (Cost $11,616,795)		$11,616,795
Total Investments (Blue Chip Growth Trust)
(Cost $1,316,697,673) - 107.0%		$1,887,449,523	107.0%
Other Assets And Liabilities, Net - (7.0%)		(123,618,148)	(7.0)%
TOTAL NET ASSETS - 100.0%		$1,763,831,375	100.0%

Capital Appreciation Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 100.1%
Consumer Discretionary - 23.7%
Amazon.com, Inc. (I)	135,524	$37,633,660	3.6%
Chipotle Mexican Grill, Inc. (I)(L)	36,383	13,256,146	1.3%
Discovery
Communications, Inc.,
Class A (I)(L)	140,069	10,814,727	1.0%
Dunkin’ Brands Group, Inc. (L)	333,988	14,301,368	1.4%
Inditex SA	156,476	19,301,708	1.8%
Luxottica Group SpA (L)	252,148	12,694,032	1.2%
NIKE, Inc., Class B	381,133	24,270,549	2.3%
priceline.com, Inc. (I)	33,934	28,067,829	2.7%
Ralph Lauren Corp.	103,708	18,018,228	1.7%
Starbucks Corp.	203,210	13,308,223	1.3%
The Walt Disney Company	333,485	21,059,578	2.0%
TJX Companies, Inc.	499,355	24,997,711	2.4%
OTHER SECURITIES		10,543,412	1.0%
		248,267,171
Consumer Staples - 8.8%
Costco Wholesale Corp.	199,193	22,024,770	2.1%
Diageo PLC, ADR	101,395	11,655,355	1.1%
Mondelez International, Inc., Class A	544,623	15,538,094	1.5%
The Estee Lauder
Companies, Inc., Class A	304,672	20,038,277	1.9%
Whole Foods Market, Inc.	339,590	17,482,093	1.7%
OTHER SECURITIES		5,765,918	0.5%
		92,504,507
Energy - 3.5%
Concho Resources, Inc. (I)	147,899	12,382,104	1.2%
EOG Resources, Inc.	81,930	10,788,542	1.0%
OTHER SECURITIES		13,690,203	1.3%
		36,860,849
Financials - 2.5%
Morgan Stanley	490,863	11,991,783	1.1%
The Goldman Sachs Group, Inc.	95,145	14,390,681	1.4%
		26,382,464
Health Care - 19.4%
Abbott Laboratories	396,757	13,838,884	1.3%
Alexion Pharmaceuticals, Inc. (I)	169,045	15,592,711	1.5%

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Health Care (continued)
Allergan, Inc.	141,504	$11,920,297	1.1%
Biogen Idec, Inc. (I)	110,287	23,733,762	2.3%
Bristol-Myers Squibb Company	242,208	10,824,276	1.0%
Celgene Corp. (I)	91,304	10,674,351	1.0%
Gilead Sciences, Inc. (I)	391,104	20,028,436	1.9%
Illumina, Inc. (I)(L)	180,733	13,526,058	1.3%
Intuitive Surgical, Inc. (I)	20,946	10,610,825	1.0%
Novo Nordisk A/S, ADR (L)	115,788	17,943,666	1.7%
UnitedHealth Group, Inc.	178,845	11,710,771	1.1%
Vertex Pharmaceuticals, Inc. (I)	285,660	22,815,664	2.2%
OTHER SECURITIES		19,486,368	2.0%
		202,706,069
Industrials - 9.3%
Precision Castparts Corp.	98,832	22,337,020	2.1%
The Boeing Company	229,665	23,526,883	2.2%
Union Pacific Corp.	123,329	19,027,198	1.8%
United Technologies Corp.	178,491	16,588,954	1.6%
OTHER SECURITIES		16,120,357	1.6%
		97,600,412
Information Technology - 28.7%
Apple, Inc.	84,900	33,627,192	3.2%
ARM Holdings PLC, ADR	287,939	10,417,633	1.0%
eBay, Inc. (I)	282,554	14,613,693	1.4%
Facebook, Inc., Class A (I)	475,225	11,814,094	1.1%
Google, Inc., Class A (I)	52,533	46,248,477	4.4%
IBM Corp.	62,592	11,961,957	1.1%
LinkedIn Corp., Class A (I)	125,127	22,310,144	2.1%
Mastercard, Inc., Class A	72,623	41,721,914	4.0%
Red Hat, Inc. (I)	322,258	15,410,378	1.5%
Salesforce.com, Inc. (I)(L)	400,845	15,304,262	1.5%
Visa, Inc., Class A (L)	134,900	24,652,975	2.4%
VMware, Inc., Class A (I)	179,408	12,018,542	1.1%
OTHER SECURITIES		39,896,363	3.9%
		299,997,624
Materials - 2.6%
Monsanto Company	272,509	26,923,889	2.6%
Telecommunication Services - 1.6%		16,225,357	1.6%
TOTAL COMMON STOCKS (Cost $782,779,745)		$1,047,468,342

SECURITIES LENDING COLLATERAL - 6.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	7,046,709	70,517,118	6.7%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $70,522,797)		$70,517,118

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%		3,865,001	0.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $3,865,001)		$3,865,001
Total Investments (Capital Appreciation Trust)
(Cost $857,167,543) - 107.2%		$1,121,850,461	107.2%
Other Assets And Liabilities, Net - (7.2%)		(74,984,011)	(7.2)%
TOTAL NET ASSETS - 100.0%		$1,046,866,450	100.0%

Capital Appreciation Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 60.5%
Consumer Discretionary - 9.5%
AutoZone, Inc. (I)	12,100	$5,126,649	1.5%
Delphi Automotive PLC	79,800	4,045,061	1.2%
Dollar General Corp. (I)	55,500	2,798,865	0.8%
Johnson Controls, Inc.	53,100	1,900,449	0.6%
L Brands, Inc.	50,800	2,501,900	0.7%
Lowe’s Companies, Inc.	91,200	3,730,080	1.1%
Omnicom Group, Inc.	61,200	3,847,644	1.1%
The Walt Disney Company (D)	37,100	2,342,865	0.7%
TRW Automotive Holdings Corp. (I)	79,700	5,295,268	1.5%
OTHER SECURITIES		1,251,839	0.3%
		32,840,620
Consumer Staples - 7.3%
General Mills, Inc.	69,500	3,372,835	1.0%
Kellogg Company	56,000	3,596,880	1.0%
Nestle SA	63,349	4,143,432	1.2%
PepsiCo, Inc.	50,100	4,097,679	1.2%
Philip Morris International, Inc. (D)	51,900	4,495,578	1.3%
The Procter &
Gamble Company (D)	63,137	4,860,918	1.4%
OTHER SECURITIES		683,475	0.2%
		25,250,797
Energy - 2.6%
Apache Corp.	28,300	2,372,389	0.7%
The Williams Companies, Inc. (D)	58,100	1,886,507	0.5%
OTHER SECURITIES		4,552,172	1.4%
		8,811,068
Financials - 11.3%
Invesco, Ltd.	244,800	7,784,628	2.3%
JPMorgan Chase & Company (D)	41,200	2,174,948	0.6%
Marsh &
McLennan Companies, Inc.	174,600	6,970,032	2.0%
State Street Corp.	106,400	6,938,344	2.0%
TD Ameritrade Holding Corp.	264,400	6,422,276	1.9%
U.S. Bancorp (D)	187,200	6,767,280	2.0%
XL Group PLC	65,200	1,976,864	0.6%
OTHER SECURITIES		111,699	0.0%
		39,146,071
Health Care - 8.8%
DENTSPLY International, Inc.	50,600	2,072,576	0.6%
Pfizer, Inc. (D)	294,584	8,251,298	2.4%
Thermo Fisher Scientific, Inc. (L)	128,300	10,858,029	3.1%
UnitedHealth Group, Inc.	77,300	5,061,604	1.5%
OTHER SECURITIES		3,998,686	1.2%
		30,242,193
Industrials - 8.6%
Actuant Corp., Class A (L)	49,299	1,625,388	0.5%
Danaher Corp.	224,100	14,185,530	4.1%
United Technologies Corp.	129,200	12,007,848	3.5%
OTHER SECURITIES		1,913,794	0.5%
		29,732,560
Information Technology - 10.1%
Cognizant Technology
Solutions Corp., Class A (I)	24,800	1,552,728	0.5%
Fiserv, Inc. (I)	93,000	8,129,130	2.4%
Google, Inc., Class A (I)	5,800	5,106,146	1.5%
IBM Corp. (D)	15,100	2,885,761	0.8%
NXP Semiconductor NV (I)	52,600	1,629,548	0.5%
Oracle Corp. (D)	81,600	2,506,752	0.7%
TE Connectivity, Ltd.	125,900	5,733,486	1.7%

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Information Technology (continued)
Texas Instruments, Inc.	184,000	$6,416,080	1.9%
OTHER SECURITIES		921,088	0.1%
		34,880,719
Utilities - 2.3%
PG&E Corp.	103,900	4,751,347	1.4%
Xcel Energy, Inc.	80,200	2,272,868	0.7%
OTHER SECURITIES		937,170	0.2%
		7,961,385
TOTAL COMMON STOCKS (Cost $165,332,964)		$208,865,413

PREFERRED SECURITIES - 0.9%
Consumer Staples - 0.1%		405,125	0.1%
Financials - 0.7%		2,228,407	0.7%
Utilities - 0.1%		354,000	0.1%
TOTAL PREFERRED SECURITIES (Cost $2,545,853)		$2,987,532

CORPORATE BONDS - 16.4%
Consumer Discretionary - 3.7%		$12,644,858	3.7%
Consumer Staples - 1.8%		6,403,476	1.8%
Energy - 2.7%
EQT Corp.
4.875%, 11/15/2021	$1,570,000	1,614,376	0.5%
Range Resources Corp.
5.000%, 08/15/2022
to 03/15/2023	1,900,000	1,857,250	0.5%
OTHER SECURITIES		5,864,812	1.7%
		9,336,438
Financials - 1.1%		3,839,568	1.1%
Health Care - 1.5%		5,134,504	1.5%
Industrials - 2.1%		7,344,388	2.1%
Information Technology - 0.9%		3,134,596	0.9%
Materials - 0.3%		991,412	0.3%
Telecommunication Services - 1.7%
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	1,500,000	1,552,500	0.5%
OTHER SECURITIES		4,294,272	1.2%
		5,846,772
Utilities - 0.6%		1,963,592	0.6%
TOTAL CORPORATE BONDS (Cost $56,246,113)		$56,639,604

CONVERTIBLE BONDS - 0.4%
Industrials - 0.4%
United Airlines, Inc.
4.500%, 01/15/2015	885,000	1,547,091	0.4%
TOTAL CONVERTIBLE BONDS (Cost $1,192,527)		$1,547,091

TERM LOANS (M) - 6.7%
Consumer Discretionary - 0.6%		2,127,320	0.6%
Consumer Staples - 4.0%
Dunkin’ Brands, Inc.
3.753%, 02/14/2020	9,351,036	9,313,052	2.7%
H.J. Heinz Company
3.500%, 06/05/2020	4,675,000	4,669,741	1.3%
		13,982,793
Energy - 0.1%		203,227	0.1%
Financials - 0.1%		247,765	0.1%
Health Care - 0.1%		323,386	0.1%
Telecommunication Services - 1.8%
Intelsat Jackson Holdings SA
4.250%, 04/02/2018	$3,731,250	3,733,582	1.1%
OTHER SECURITIES		2,525,305	0.7%
		6,258,887
TOTAL TERM LOANS (Cost $23,272,317)		$23,143,378

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.9%
U.S. Government Agency - 4.9%		16,845,573	4.9%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,754,432)		$16,845,573
Asset Backed Securities 0.7%		2,312,986	0.7%
TOTAL ASSET BACKED
SECURITIES (Cost $2,309,975)		$2,312,986

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	1,193,335	11,941,822	3.5%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,942,621)		$11,941,822

SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 8.6%
T. Rowe Price Reserve Investment
Fund, 0.0501% (Y)	29,564,140	29,564,140	8.6%
Repurchase Agreement - 0.6%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$2,040,002 on 07/01/2013,
collateralized by $2,085,000
Federal Home Loan
Mortgage Corp., 0.010% due
12/09/2013 (valued at $2,083,958
including interest)	$2,040,000	$2,040,000	0.6%
TOTAL SHORT-TERM
INVESTMENTS (Cost $31,604,140)		$31,604,140
Total Investments (Capital Appreciation Value Trust)
(Cost $311,200,942) - 103.2%		$355,887,539	103.2%
Other Assets And Liabilities, Net - (3.2%)		(10,930,255)	(3.2)%
TOTAL NET ASSETS - 100.0%		$344,957,284	100.0%

Core Allocation Plus Trust

	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 66.7%
Consumer Discretionary - 10.8%
DSW, Inc., Class A	8,370	$614,944	0.3%
The Gap, Inc.	18,500	772,005	0.4%

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
OTHER SECURITIES		$18,414,583	10.1%
		19,801,532
Consumer Staples - 4.5%
Wal-Mart Stores, Inc.	8,220	612,280	0.3%
OTHER SECURITIES		7,601,468	4.2%
		8,213,748
Energy - 5.0%
Chevron Corp.	9,580	1,133,697	0.6%
ConocoPhillips	10,200	617,100	0.3%
Exxon Mobil Corp.	13,735	1,240,957	0.7%
Marathon Petroleum Corp.	8,800	625,328	0.3%
OTHER SECURITIES		5,578,164	3.1%
		9,195,246
Financials - 10.7%
American
International Group, Inc. (I)	28,110	1,256,517	0.7%
Citigroup, Inc.	20,490	982,905	0.5%
Fidelity National
Financial, Inc., Class A	30,500	726,205	0.4%
JPMorgan Chase & Company	24,620	1,299,690	0.7%
PNC Financial Services Group, Inc.	8,390	611,799	0.3%
OTHER SECURITIES		14,669,900	8.1%
		19,547,016
Health Care - 11.9%
Amgen, Inc.	8,055	794,706	0.4%
AstraZeneca PLC	13,771	651,423	0.4%
Eli Lilly & Company	28,330	1,391,570	0.8%
Gilead Sciences, Inc. (I)	15,140	775,319	0.4%
Jazz Pharmaceuticals PLC (I)	13,550	931,292	0.5%
Johnson & Johnson	11,610	996,835	0.5%
Merck & Company, Inc.	26,070	1,210,952	0.7%
Mylan, Inc. (I)	24,950	774,199	0.4%
Onyx Pharmaceuticals, Inc. (I)	14,440	1,789,549	1.0%
Regeneron Pharmaceuticals, Inc. (I)	5,590	1,257,079	0.7%
Vertex Pharmaceuticals, Inc. (I)	7,700	614,999	0.3%
OTHER SECURITIES		10,623,145	5.8%
		21,811,068
Industrials - 7.4%		13,572,204	7.4%
Information Technology - 11.9%
Activision Blizzard, Inc.	62,650	893,389	0.5%
Apple, Inc.	2,745	1,087,240	0.6%
Cisco Systems, Inc.	29,680	721,521	0.4%
Comverse, Inc. (I)	21,370	635,971	0.3%
Google, Inc., Class A (I)	1,025	902,379	0.5%
IBM Corp.	3,200	611,552	0.3%
Intel Corp.	37,961	919,415	0.5%
Microsoft Corp.	36,040	1,244,461	0.7%
Oracle Corp.	23,760	729,907	0.4%
Verint Systems, Inc. (I)	17,575	623,385	0.3%
OTHER SECURITIES		13,482,645	7.4%
		21,851,865
Materials - 2.4%
LyondellBasell
Industries NV, Class A	12,000	795,120	0.4%
OTHER SECURITIES		3,645,051	2.0%
		4,440,171
Telecommunication Services - 0.8%
Verizon Communications, Inc.	13,830	696,202	0.4%

OTHER SECURITIES		829,684	0.4%
		1,525,886
Utilities - 1.3%		2,405,404	1.3%
TOTAL COMMON STOCKS (Cost $111,050,104)		$122,364,140

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 11.9%
U.S. Treasury Notes - 6.2%
0.250%, 06/30/2014	$950,000	$950,557	0.5%
0.625%, 07/15/2014	675,000	677,953	0.4%
0.750%, 12/15/2013 (D)	1,850,000	1,855,421	1.0%
0.875%, 04/30/2017	2,920,000	2,904,717	1.6%
1.750%, 07/31/2015	1,405,000	1,444,516	0.8%
2.000%, 04/30/2016	840,000	872,091	0.5%
3.125%, 08/31/2013	870,000	874,384	0.5%
4.000%, 02/15/2015	975,000	1,033,310	0.5%
4.250%, 11/15/2014	800,000	843,938	0.4%
		11,456,887
U.S. Treasury Bonds - 2.3%
3.125%, 11/15/2041	1,200,000	1,126,500	0.6%
4.250%, 05/15/2039	675,000	776,883	0.4%
4.625%, 02/15/2040	500,000	609,844	0.3%
4.750%, 02/15/2041	674,400	838,890	0.5%
OTHER SECURITIES		884,960	0.5%
		4,237,077
Federal Home Loan Mortgage Corp. - 0.0%		35,286	0.0%
Federal National Mortgage Association - 3.2%
3.500%, TBA	5,000,000	5,073,828	2.8%
OTHER SECURITIES		742,240	0.4%
		5,816,068
Government National Mortgage Association - 0.2%		346,745	0.2%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $21,863,779)		$21,892,063

FOREIGN GOVERNMENT
OBLIGATIONS - 0.3%
Brazil - 0.2%		364,817	0.2%
Chile - 0.1%		157,500	0.1%
Mexico - 0.0%		65,860	0.0%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $647,457)		$588,177

CORPORATE BONDS - 12.0%
Consumer Discretionary - 1.7%		3,186,144	1.7%
Consumer Staples - 0.9%		1,660,942	0.9%
Energy - 1.1%		2,055,693	1.1%
Financials - 5.2%		9,499,988	5.2%
Health Care - 0.7%		1,316,262	0.7%
Industrials - 0.6%		1,055,400	0.6%
Information Technology - 0.3%		609,589	0.3%
Materials - 0.3%		486,986	0.3%
Telecommunication Services - 0.6%		1,094,918	0.6%
Utilities - 0.6%		1,081,645	0.6%
TOTAL CORPORATE BONDS (Cost $21,130,455)		$22,047,567

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%		$106,781	0.1%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $83,631)		$106,781
Municipal Bonds 0.8%		1,529,877	0.8%
TOTAL MUNICIPAL BONDS (Cost $1,300,787)		$1,529,877
Collateralized Mortgage
Obligations 2.0%		3,593,383	2.0%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $3,732,644)		$3,593,383
Asset Backed Securities 0.6%		1,059,621	0.6%
TOTAL ASSET BACKED
SECURITIES (Cost $1,035,857)		$1,059,621
Investment Companies 0.1%		256,015	0.1%
TOTAL INVESTMENT COMPANIES (Cost $249,867)		$256,015

PREFERRED SECURITIES - 0.1%
Financials - 0.1%		139,250	0.1%
TOTAL PREFERRED SECURITIES (Cost $140,000)		$139,250

CONVERTIBLE BONDS - 0.0%
Energy - 0.0%		$20,721	0.0%
TOTAL CONVERTIBLE BONDS (Cost $20,220)		$20,721

RIGHTS - 0.0%
Energy - 0.0%		1,691	0.0%
TOTAL RIGHTS (Cost $1,793)		$1,691

WARRANTS - 0.0%
Financials - 0.0%		0	0.0%
TOTAL WARRANTS (Cost $0)		$0

SECURITIES LENDING COLLATERAL - 3.3%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	610,517	6,109,501	3.3%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,110,098)		$6,109,501

SHORT-TERM INVESTMENTS - 7.8%
Repurchase Agreement - 7.8%
Bank of America Tri-Party
Repurchase Agreement dated
06/28/2013 at 0.130% to be
repurchased at $14,300,155 on
07/01/2013, collateralized by
$14,703,772 Government National
Mortgage Association, 3.000%
due 11/15/2042 (valued at
$14,586,001, including interest)	$14,300,000	$14,300,000	7.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $14,300,000)		$14,300,000
Total Investments (Core Allocation Plus Trust)
(Cost $181,666,692) - 105.7%		$194,008,787	105.7%
Other Assets And Liabilities, Net - (5.7%)		(10,503,650)	(5.7)%
TOTAL NET ASSETS - 100.0%		$183,505,137	100.0%

Core Fundamental Holdings Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.0%
John Hancock Variable Insurance Trust (G) - 40.0%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	5,918,100	$87,055,255
Bond Trust, Series NAV
(John Hancock) (A)(1)	4,193,862	57,413,974
		144,469,229
American Funds Insurance Series - 60.0%
American Growth Fund - Class 1		25,628,046	7.1%
American Growth-Income
Fund - Class 1		76,782,516	21.3%
American International
Fund - Class 1		27,989,312	7.7%
American U.S. Government
Fund - Class 1		86,180,225	23.9%
		216,580,099
TOTAL INVESTMENT
COMPANIES (Cost $333,855,316)		$361,049,328
Total Investments (Core Fundamental Holdings
Trust) (Cost $333,855,316) - 100.0%		$361,049,328	100.0%
Other Assets And Liabilities, Net - 0.0%		(65,026)	0.0%
TOTAL NET ASSETS - 100.0%		$360,984,302	100.0%

Core Global Diversification Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 99.8%
Affiliated Investment Companies - 29.0%
John Hancock Variable Insurance Trust (G) - 29.0%
Bond Trust, Series NAV
(John Hancock) (A)(1)	3,573,474	$48,920,862	14.0%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	3,580,603	52,670,673	15.0%
		101,591,535
American Funds Insurance Series - 60.0%
American Global Growth
Fund - Class 1	2,389,071	60,395,705	17.3%
American Growth-Income
Fund - Class 1	401,067	17,205,753	4.9%
American International
Fund - Class 1	3,236,317	58,933,330	16.8%
American U.S. Government
Fund - Class 1	6,079,373	73,499,619	21.0%
		210,034,407
Exchange Traded Funds - 10.8%
Vanguard MSCI EAFE ETF	1,067,998	38,031,409	10.8%
TOTAL INVESTMENT
COMPANIES (Cost $330,815,709)		$349,657,351
Total Investments (Core Global Diversification
Trust) (Cost $330,815,709) - 99.8%		$349,657,351	99.8%
Other Assets And Liabilities, Net - 0.2%		533,894	0.2%
TOTAL NET ASSETS - 100.0%		$350,191,245	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Strategy Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
John Hancock Variable
Insurance Trust (G) - 100.0%
Bond Trust, Series NAV
(John Hancock) (A)(1)	17,324,568	$237,173,330
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	37,739,082	555,141,891
TOTAL INVESTMENT
COMPANIES (Cost $742,132,364)		$792,315,221
Total Investments (Core Strategy Trust)
(Cost $742,132,364) - 100.0%		$792,315,221	100.0%
Other Assets And Liabilities, Net - 0.0%		(37,666)	0.0%
TOTAL NET ASSETS - 100.0%		$792,277,555	100.0%

Disciplined Diversification Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 70.4%
Consumer Discretionary - 9.6%		$22,860,863	9.6%
Consumer Staples - 6.1%
The Procter & Gamble Company	14,177	1,091,487	0.5%
OTHER SECURITIES		13,499,000	5.6%
		14,590,487
Energy - 6.6%
Chevron Corp.	11,347	1,342,804	0.6%
Exxon Mobil Corp.	23,215	2,097,475	0.9%
OTHER SECURITIES		12,226,146	5.1%
		15,666,425
Financials - 13.8%
Bank of America Corp.	68,012	874,634	0.4%
Citigroup, Inc.	18,901	906,681	0.4%
JPMorgan Chase & Company	23,463	1,238,612	0.5%
Wells Fargo & Company	25,935	1,070,337	0.4%
OTHER SECURITIES		28,593,280	12.1%
		32,683,544
Health Care - 6.9%
Johnson & Johnson	11,335	973,223	0.4%
Merck & Company, Inc.	15,305	710,917	0.3%
Pfizer, Inc.	26,944	754,701	0.3%
OTHER SECURITIES		14,048,668	5.9%
		16,487,509
Industrials - 9.4%
General Electric Company	53,060	1,230,461	0.5%
OTHER SECURITIES		21,203,220	8.9%
		22,433,681
Information Technology - 8.9%
Apple, Inc.	4,900	1,940,792	0.8%
Google, Inc., Class A (I)	1,100	968,407	0.4%
IBM Corp.	4,400	840,884	0.4%
Microsoft Corp.	28,908	998,193	0.4%
OTHER SECURITIES		16,422,751	6.9%
		21,171,027
Materials - 4.6%		10,852,605	4.6%
Telecommunication Services - 2.3%
AT&T, Inc.	27,595	976,863	0.4%

OTHER SECURITIES		4,506,178	1.9%
		5,483,041
Utilities - 2.2%		5,267,839	2.2%
TOTAL COMMON STOCKS (Cost $120,306,480)		$167,497,021

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.1%		84,029	0.1%
Consumer Staples - 0.0%		17,062	0.0%
Financials - 0.0%		41,132	0.0%
Health Care - 0.0%		50	0.0%
Industrials - 0.0%		21,367	0.0%
Materials - 0.0%		62,466	0.0%
Telecommunication Services - 0.0%		9,495	0.0%
Utilities - 0.0%		21,915	0.0%
TOTAL PREFERRED SECURITIES (Cost $250,822)		$257,516

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.3%
U.S. Treasury Notes - 3.9%
2.250%, 07/31/2018	$3,420,000	$3,560,275	1.5%
2.625%, 02/29/2016	1,750,000	1,845,566	0.8%
2.750%, 02/15/2019	1,200,000	1,276,594	0.5%
3.625%, 02/15/2020	1,900,000	2,118,055	0.9%
OTHER SECURITIES		466,878	0.2%
		9,267,368
U.S. Treasury Bonds - 5.5%
6.000%, 02/15/2026	750,000	1,006,406	0.4%
6.750%, 08/15/2026	1,400,000	2,003,532	0.8%
6.875%, 08/15/2025	525,000	751,242	0.3%
7.500%, 11/15/2024	675,000	1,000,582	0.4%
8.875%, 08/15/2017	1,409,000	1,853,386	0.8%
9.250%, 02/15/2016	2,015,000	2,469,004	1.0%
10.625%, 08/15/2015	1,431,000	1,740,342	0.7%
OTHER SECURITIES		2,168,386	1.1%
		12,992,880
Federal Farm Credit Bank - 5.5%
3.400%, 06/04/2018	1,000,000	1,081,027	0.4%
3.650%, 12/21/2020	1,100,000	1,185,573	0.5%
4.875%, 12/16/2015
to 01/17/2017	3,700,000	4,178,087	1.8%
5.125%, 08/25/2016	2,200,000	2,492,211	1.0%
5.220%, 05/15/2023	2,480,000	2,951,091	1.2%
5.250%, 03/06/2023	1,135,000	1,335,155	0.6%
		13,223,144
Federal Home Loan Bank - 9.9%
3.625%, 03/10/2017	800,000	869,497	0.4%
4.375%, 03/13/2026	900,000	998,625	0.4%
4.500%, 09/13/2019	1,850,000	2,076,938	0.9%
4.750%, 12/16/2016	2,650,000	2,992,385	1.3%
4.875%, 05/17/2017	1,900,000	2,159,460	0.9%
5.000%, 12/21/2015
to 11/17/2017	3,200,000	3,593,225	1.5%
5.125%, 10/19/2016
to 08/15/2019	2,750,000	3,151,918	1.3%
5.250%, 12/09/2022	1,155,000	1,373,424	0.6%
5.365%, 09/09/2024	800,000	963,447	0.4%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
5.375%, 05/18/2016
to 05/15/2019	$2,450,000	$2,810,329	1.2%
5.625%, 06/11/2021	1,355,000	1,643,616	0.7%
OTHER SECURITIES		970,644	0.3%
		23,603,508
Tennessee Valley Authority - 3.5%
1.875%, 08/15/2022	990,000	906,530	0.4%
3.875%, 02/15/2021	780,000	842,829	0.4%
4.500%, 04/01/2018	1,300,000	1,465,784	0.6%
5.500%, 07/18/2017	1,250,000	1,449,039	0.6%
6.250%, 12/15/2017	2,986,000	3,579,933	1.5%
		8,244,115
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $64,489,032)		$67,331,015
Rights 0.0%		3,991	0.0%
TOTAL RIGHTS (Cost $3,856)		$3,991
Warrants 0.0%		29	0.0%
TOTAL WARRANTS (Cost $0)		$29

SECURITIES LENDING COLLATERAL - 5.0%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	1,194,618	11,954,666	5.0%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,956,051)		$11,954,666

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%		598,617	0.2%
TOTAL SHORT-TERM
INVESTMENTS (Cost $598,617)		$598,617
Total Investments (Disciplined Diversification Trust)
(Cost $197,604,858) - 104.0%		$247,642,855	104.0%
Other Assets And Liabilities, Net - (4.0%)		(9,585,348)	(4.0)%
TOTAL NET ASSETS - 100.0%		$238,057,507	100.0%

Emerging Markets Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.5%
Australia - 0.0%		$233,790	0.0%
Brazil - 6.8%
Banco Santander Brasil SA, ADR	1,309,081	8,142,484	0.8%
Fibria Celulose SA (I)	94,998	1,053,712	0.1%
Fibria Celulose SA, ADR (I)(L)	311,742	3,457,219	0.3%
Gerdau SA	169,029	863,572	0.1%
Gerdau SA, ADR	934,098	5,333,700	0.5%
Petroleo Brasileiro SA	302,667	2,011,586	0.2%
Petroleo Brasileiro SA, ADR (L)	935,108	12,549,149	1.3%
Petroleo Brasileiro SA,
ADR, Class A (L)	1,293,396	18,961,185	1.9%
Usinas Siderurgicas de
Minas Gerais SA (I)	319,300	1,098,987	0.1%

OTHER SECURITIES		14,493,991	1.5%
		67,965,585
Chile - 2.1%
Empresas CMPC SA	1,859,023	5,733,863	0.6%
Enersis SA, ADR	559,081	9,146,565	0.9%
OTHER SECURITIES		6,262,038	0.6%
		21,142,466
China - 9.7%
Agricultural Bank of China, Ltd.,
H Shares	11,169,000	4,568,977	0.5%
Bank of China, Ltd., H Shares	64,081,694	26,159,150	2.6%
Bank of Communications
Company, Ltd., H Shares	7,526,876	4,802,598	0.5%
China Petroleum &
Chemical Corp., ADR	146,867	13,438,331	1.3%
China Petroleum & Chemical Corp.,
H Shares	5,417,670	3,784,694	0.4%
OTHER SECURITIES		44,171,324	4.4%
		96,925,074
Colombia - 0.1%		979,924	0.1%
Czech Republic - 0.4%		4,046,892	0.4%
Hong Kong - 4.5%
China Unicom Hong Kong, Ltd.	4,504,000	5,940,816	0.6%
China Unicom Hong
Kong, Ltd., ADR (L)	214,448	2,817,847	0.3%
OTHER SECURITIES		36,007,460	3.6%
		44,766,123
Hungary - 0.6%
OTP Bank PLC	282,692	5,932,569	0.6%
OTHER SECURITIES		492,391	0.0%
		6,424,960
India - 7.0%
Reliance Industries, Ltd.	666,535	9,649,469	1.0%
Reliance Industries, Ltd., GDR (S)	349,881	10,081,777	1.0%
OTHER SECURITIES		50,784,570	5.0%
		70,515,816
Indonesia - 3.4%
Bank Negara Indonesia Persero
Tbk PT	11,492,881	4,949,343	0.5%
OTHER SECURITIES		29,532,421	2.9%
		34,481,764
Israel - 0.0%		162,057	0.0%
Malaysia - 4.9%
AMMB Holdings BHD	2,200,162	5,110,524	0.5%
OTHER SECURITIES		43,504,080	4.4%
		48,614,604
Mexico - 7.6%
Alfa SAB de CV, Class A	3,135,770	7,540,881	0.8%
Cemex SAB de CV, ADR (I)(L)	1,366,514	14,457,718	1.4%
Fomento Economico Mexicano SAB
de CV, ADR	80,814	8,339,197	0.8%
Grupo Aeroportuario del Pacifico
SAB de CV, ADR	81,585	4,146,966	0.4%
Grupo Carso SAB de CV, Series A1	817,918	3,902,287	0.4%
Grupo Financiero Banorte SAB
de CV, Series O	2,397,900	14,323,610	1.4%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Mexico (continued)
Organizacion Soriana SAB
de CV, Series B	1,587,300	$5,959,671	0.6%
OTHER SECURITIES		17,644,920	1.8%
		76,315,250
Philippines - 1.2%		11,553,254	1.2%
Poland - 1.8%
Polski Koncern
Naftowy Orlen SA (I)(L)	472,808	6,601,872	0.7%
OTHER SECURITIES		10,903,801	1.1%
		17,505,673
Russia - 4.6%
Gazprom OAO, ADR (I)	6,809,600	44,840,235	4.5%
OTHER SECURITIES		1,657,866	0.1%
		46,498,101
South Africa - 6.7%
ABSA Group, Ltd.	383,490	5,739,135	0.6%
Gold Fields, Ltd., ADR	784,509	4,118,672	0.4%
Nedbank Group, Ltd.	282,400	5,002,294	0.5%
Standard Bank Group, Ltd.	942,113	10,590,309	1.1%
Steinhoff
International Holdings, Ltd. (I)	1,892,115	4,689,657	0.5%
OTHER SECURITIES		36,569,067	3.6%
		66,709,134
South Korea - 15.1%
Hana Financial Group, Inc.	329,548	9,532,573	1.0%
KB Financial Group, Inc.	62,198	1,855,598	0.2%
KB Financial Group, Inc., ADR (L)	341,648	10,123,030	1.0%
LG Corp.	77,528	4,292,865	0.4%
LG Display
Company, Ltd., ADR (I)(L)	517,007	6,136,873	0.6%
LG Electronics, Inc. (L)	127,442	8,103,727	0.8%
Lotte Shopping Company, Ltd.	12,948	4,020,557	0.4%
POSCO	45,501	11,859,915	1.2%
POSCO, ADR (L)	71,464	4,650,877	0.5%
Samsung SDI Company, Ltd.	39,287	4,665,460	0.5%
Shinhan Financial Group
Company, Ltd., ADR	390,336	12,697,630	1.3%
Shinhan Financial
Group Company, Ltd.	136,367	4,476,217	0.4%
SK Holdings Company, Ltd.	35,524	5,252,748	0.5%
SK Innovation Company, Ltd.	42,343	4,986,005	0.5%
Woori Finance
Holdings Company, Ltd.	424,357	3,893,696	0.4%
Woori Finance Holdings
Company, Ltd., ADR	100	2,768	0.0%
OTHER SECURITIES		55,108,430	5.4%
		151,658,969
Taiwan - 15.1%
Fubon Financial
Holding Company, Ltd. (I)	4,495,649	6,094,912	0.6%
Mega Financial
Holding Company, Ltd.	11,029,050	8,335,572	0.8%
SinoPac Financial
Holdings Company, Ltd.	8,807,798	4,163,002	0.4%
Taiwan Cement Corp.	3,198,983	3,923,090	0.4%
United Microelectronics Corp.	16,156,794	7,764,075	0.8%
OTHER SECURITIES		120,560,804	12.1%
		150,841,455
Thailand - 3.6%
Bangkok Bank PCL (L)	1,038,900	6,802,412	0.7%
Bangkok Bank PCL, Foreign Shares	145,000	964,149	0.1%
Krung Thai Bank PCL	6,209,500	4,064,254	0.4%
PTT Global Chemical PCL	2,063,100	4,589,840	0.5%
OTHER SECURITIES		19,344,392	1.9%
		35,765,047
Turkey - 2.3%		23,383,517	2.3%
TOTAL COMMON STOCKS (Cost $1,046,690,213)		$976,489,455

PREFERRED SECURITIES - 1.5%
Brazil - 1.4%
Gerdau SA	444,000	2,515,141	0.3%
Petroleo Brasileiro SA	492,606	3,580,823	0.4%
Usinas Siderurgicas de
Minas Gerais SA (I)	920,837	3,078,604	0.3%
OTHER SECURITIES		4,647,763	0.4%
		13,822,331
Colombia - 0.1%		479,165	0.1%
TOTAL PREFERRED
SECURITIES (Cost $23,767,501)		$14,301,496

CORPORATE BONDS - 0.0%
Malaysia - 0.0%		$6	0.0%
TOTAL CORPORATE BONDS (Cost $17)		$6
Rights 0.0%		58	0.0%
TOTAL RIGHTS (Cost $0)		$58
Warrants 0.0%		70,795	0.0%
TOTAL WARRANTS (Cost $0)		$70,795

SECURITIES LENDING COLLATERAL - 5.9%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	5,900,427	59,046,161	5.9%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $59,051,090)		$59,046,161

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%		195,721	0.0%
TOTAL SHORT-TERM
INVESTMENTS (Cost $195,721)		$195,721
Total Investments (Emerging Markets Value Trust)
(Cost $1,129,704,542) - 104.9%		$1,050,103,692	104.9%
Other Assets And Liabilities, Net - (4.9%)		(48,734,421)	(4.9)%
TOTAL NET ASSETS - 100.0%		$1,001,369,271	100.0%

Equity-Income Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 93.2%
Consumer Discretionary - 10.3%
Kohl’s Corp. (L)	443,100	$22,380,981	1.1%
Mattel, Inc.	502,375	22,762,611	1.1%
Time Warner, Inc.	398,900	23,064,398	1.1%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
OTHER SECURITIES		$141,707,130	7.0%
		209,915,120
Consumer Staples - 5.1%
Archer-Daniels-Midland Company	573,600	19,450,776	1.0%
Campbell Soup Company (L)	451,000	20,200,290	1.0%
PepsiCo, Inc.	230,900	18,885,311	0.9%
The Clorox Company (L)	246,300	20,477,382	1.0%
OTHER SECURITIES		25,157,691	1.2%
		104,171,450
Energy - 14.0%
Anadarko Petroleum Corp.	245,100	21,061,443	1.0%
Apache Corp.	402,600	33,749,958	1.7%
Chevron Corp.	408,700	48,365,558	2.4%
Exxon Mobil Corp.	442,800	40,006,980	2.0%
Hess Corp.	304,100	20,219,609	1.0%
Murphy Oil Corp. (L)	355,400	21,640,306	1.1%
Royal Dutch Shell PLC, ADR	442,800	28,250,640	1.4%
Schlumberger, Ltd.	252,500	18,094,150	0.9%
OTHER SECURITIES		54,573,062	2.5%
		285,961,706
Financials - 20.8%
American Express Company	352,900	26,382,804	1.3%
Bank of America Corp.	1,993,193	25,632,462	1.3%
JPMorgan Chase & Company	1,087,975	57,434,200	2.8%
Marsh & McLennan Companies, Inc.	584,400	23,329,248	1.1%
Northern Trust Corp.	342,000	19,801,800	1.0%
PNC Financial Services Group, Inc.	380,500	27,746,060	1.4%
SunTrust Banks, Inc.	583,700	18,427,409	0.9%
The Allstate Corp.	456,200	21,952,344	1.1%
U.S. Bancorp	938,800	33,937,620	1.7%
Wells Fargo & Company	1,014,300	41,860,161	2.1%
OTHER SECURITIES		127,653,759	6.1%
		424,157,867
Health Care - 6.3%
Bristol-Myers Squibb Company	451,925	20,196,528	1.0%
Johnson & Johnson	355,300	30,506,058	1.5%
Merck & Company, Inc.	503,950	23,408,478	1.1%
Pfizer, Inc.	934,735	26,181,927	1.3%
OTHER SECURITIES		28,665,736	1.4%
		128,958,727
Industrials - 14.0%
3M Company	210,400	23,007,240	1.1%
Emerson Electric Company	392,000	21,379,680	1.0%
General Electric Company	2,383,500	55,273,365	2.7%
Honeywell International, Inc.	317,000	25,150,780	1.2%
Illinois Tool Works, Inc. (L)	379,400	26,243,098	1.3%
Norfolk Southern Corp.	306,700	22,281,755	1.1%
The Boeing Company	203,500	20,846,540	1.0%
United Continental Holdings, Inc. (I)	574,800	17,985,492	0.9%
United Parcel Service, Inc., Class B	241,400	20,876,272	1.0%
OTHER SECURITIES		51,268,992	2.7%
		284,313,214
Information Technology - 9.2%
Cisco Systems, Inc.	802,900	19,518,499	1.0%
Dell, Inc.	1,271,400	16,973,190	0.8%
Microsoft Corp.	835,525	28,850,678	1.4%
OTHER SECURITIES		122,597,635	6.0%
		187,940,002
Materials - 4.3%
International Paper Company	616,500	27,317,115	1.3%
Nucor Corp. (L)	383,900	16,630,548	0.8%
OTHER SECURITIES		44,328,016	2.2%
		88,275,679
Telecommunication Services - 3.6%
AT&T, Inc.	895,549	31,702,435	1.6%
Verizon Communications, Inc.	380,600	19,159,404	0.9%
OTHER SECURITIES		22,936,727	1.1%
		73,798,566
Utilities - 5.6%
Duke Energy Corp.	358,919	24,227,033	1.2%
Entergy Corp.	297,100	20,701,928	1.0%
Exelon Corp.	539,900	16,672,112	0.8%
NiSource, Inc. (L)	742,200	21,256,608	1.0%
OTHER SECURITIES		31,667,436	1.6%
		114,525,117
TOTAL COMMON STOCKS (Cost $1,382,659,193)		$1,902,017,448

PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.6%		12,516,784	0.6%
Financials - 0.1%		1,007,448	0.1%
TOTAL PREFERRED
SECURITIES (Cost $13,876,306)		$13,524,232

SECURITIES LENDING COLLATERAL - 8.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	17,842,221	178,548,890	8.7%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $178,567,329)		$178,548,890

SHORT-TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
T. Rowe Price Reserve Investment
Fund, 0.0501% (Y)	113,725,163	113,725,163	5.6%
OTHER SECURITIES		2,035,422	0.1%
		115,760,585
TOTAL SHORT-TERM
INVESTMENTS (Cost $115,760,585)		$115,760,585
Total Investments (Equity-Income Trust)
(Cost $1,690,863,413) - 108.3%		$2,209,851,155	108.3%
Other Assets And Liabilities, Net - (8.3%)		(170,202,642)	(8.3)%
TOTAL NET ASSETS - 100.0%		$2,039,648,513	100.0%

Financial Services Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 95.6%
Consumer Discretionary - 1.5%
Bed Bath & Beyond, Inc. (I)	35,940	$2,548,146	1.5%
Consumer Staples - 3.0%
CVS Caremark Corp.	87,230	4,987,811	3.0%
Energy - 2.7%
Canadian Natural Resources, Ltd.	155,660	4,398,952	2.7%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials - 80.2%
Alleghany Corp. (I)	20,829	$7,983,964	4.8%
American Express Company	267,408	19,991,422	12.1%
American
International Group, Inc. (I)	197,130	8,811,711	5.3%
Ameriprise Financial, Inc.	31,986	2,587,028	1.6%
Bank of America Corp.	36,055	463,667	0.3%
Brookfield Asset
Management, Inc., Class A	188,030	6,772,841	4.1%
Everest Re Group, Ltd.	54,438	6,982,218	4.2%
ICICI Bank, Ltd., ADR	34,573	1,322,417	0.8%
Julius Baer Group, Ltd. (I)	191,194	7,429,680	4.5%
Loews Corp.	199,875	8,874,450	5.4%
Markel Corp. (I)	18,474	9,734,874	5.9%
Oaktree Capital Group LLC	156,850	8,242,468	5.0%
SKBHC Holdings LLC (I)	516	2,921,751	1.8%
State Bank of India, GDR	99,569	6,644,853	4.0%
The Bank of New
York Mellon Corp.	315,586	8,852,187	5.4%
The Charles Schwab Corp.	27,502	583,867	0.3%
The First Marblehead Corp. (I)(L)	410,168	483,998	0.3%
The Goldman Sachs Group, Inc.	34,148	5,164,885	3.1%
The Progressive Corp.	275,420	7,001,176	4.2%
U.S. Bancorp	8,529	308,323	0.2%
Wells Fargo & Company	275,881	11,385,609	6.9%
		132,543,389
Information Technology - 8.2%
Cielo SA	80,553	2,018,744	1.2%
Google, Inc., Class A (I)	4,800	4,225,776	2.6%
Visa, Inc., Class A	40,153	7,337,961	4.4%
		13,582,481
TOTAL COMMON STOCKS (Cost $126,670,075)		$158,060,779

UNITS - 0.1%
Financials - 0.1%
Brookfield Property Partners LP (I)	10,337	209,841	0.1%
TOTAL UNITS (Cost $225,946)		$209,841

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	7,519	75,248	0.1%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $75,254)		$75,248

COMMERCIAL PAPER - 4.2%
Commercial Paper - 4.2%
Mizuho Corporate Bank, Ltd.,
0.080%, 07/01/2013 *	$6,882,000	$6,882,115	4.2%
TOTAL COMMERCIAL PAPER (Cost $6,882,115)		$6,882,115
Total Investments (Financial Services Trust)
(Cost $133,853,390) - 100.0%		$165,227,983	100.0%
Other Assets And Liabilities, Net - 0.0%		42,919	0.0%
TOTAL NET ASSETS - 100.0%		$165,270,902	100.0%

Franklin Templeton Founding Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%

John Hancock Variable Insurance Trust (G)
Global, Series NAV (Templeton)		$424,648,780	33.2%
Income, Series NAV (Templeton)		425,026,604	33.3%
Mutual Shares,
Series NAV (Franklin)		427,888,665	33.5%
		1,277,564,049
		1,277,564,049
TOTAL INVESTMENT
COMPANIES (Cost $1,125,883,217)		$1,277,564,049
Total Investments (Franklin Templeton Founding
Allocation Trust) (Cost $1,125,883,217) - 100.0%		$1,277,564,049	100.0%
Other Assets And Liabilities, Net - 0.0%		(52,500)	0.0%
TOTAL NET ASSETS - 100.0%		$1,277,511,549	100.0%

Fundamental All Cap Core Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.3%
Consumer Discretionary - 20.5%
Advance Auto Parts, Inc.	289,597	$23,506,588	1.6%
Amazon.com, Inc. (I)	389,428	108,140,261	7.5%
Bed Bath & Beyond, Inc. (I)	231,812	16,435,471	1.2%
Blue Nile, Inc. (I)	627,926	23,723,044	1.7%
Carnival Corp.	256,291	8,788,217	0.6%
Corus Entertainment, Inc.	551,639	12,640,962	0.9%
Lennar Corp., Class A	888,233	32,011,921	2.2%
Lowe’s Companies, Inc.	873,446	35,723,941	2.5%
Omnicom Group, Inc.	35,201	2,213,087	0.2%
Starbucks Corp.	272,301	17,832,992	1.2%
Tempur-Pedic International, Inc. (I)	303,718	13,333,220	0.9%
		294,349,704
Consumer Staples - 5.0%
Avon Products, Inc.	222,480	4,678,754	0.3%
Diageo PLC, ADR	114,291	13,137,750	0.9%
Heineken Holding NV	213,012	11,932,015	0.9%
SABMiller PLC	324,404	15,609,907	1.1%
Tsingtao Brewery Company, Ltd.,
H Shares	3,659,739	26,176,927	1.8%
		71,535,353
Energy - 9.1%
Apache Corp.	410,692	34,428,310	2.4%
National Oilwell Varco, Inc.	170,764	11,765,640	0.8%
Occidental Petroleum Corp.	313,573	27,980,119	1.9%
Schlumberger, Ltd.	192,829	13,818,126	1.0%
Ultra Petroleum Corp. (I)	732,088	14,509,984	1.0%
Weatherford International, Ltd. (I)	2,067,593	28,326,024	2.0%
		130,828,203
Financials - 23.6%
AllianceBernstein Holding LP	2,123,046	44,201,818	3.1%
Bank of America Corp.	5,238,351	67,365,194	4.7%
JPMorgan Chase & Company	1,399,260	73,866,935	5.1%
Morgan Stanley	1,713,125	41,851,644	2.9%
Northern Trust Corp.	260,276	15,069,980	1.1%
State Street Corp.	44,041	2,871,914	0.2%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
T. Rowe Price Group, Inc.	470,217	$34,396,374	2.4%
The Goldman Sachs Group, Inc.	392,243	59,326,754	4.1%
		338,950,613
Health Care - 3.1%
AMN Healthcare Services, Inc. (I)	2,105,693	30,153,524	2.1%
VCA Antech, Inc. (I)	566,961	14,792,012	1.0%
		44,945,536
Industrials - 8.3%
Avery Dennison Corp.	1,364,439	58,343,412	4.1%
L-3 Communications Holdings, Inc.	169,900	14,567,226	1.0%
Sensata
Technologies Holding NV (I)	1,311,620	45,775,538	3.2%
		118,686,176
Information Technology - 28.7%
Apple, Inc.	208,039	82,400,087	5.7%
Bankrate, Inc. (I)	1,730,214	24,845,873	1.7%
Broadridge Financial Solutions, Inc.	550,446	14,630,855	1.0%
Cisco Systems, Inc.	821,807	19,978,128	1.4%
EMC Corp.	1,857,659	43,877,906	3.1%
FactSet Research Systems, Inc.	520,794	53,089,740	3.7%
Google, Inc., Class A (I)	30,422	26,782,616	1.9%
NetApp, Inc.	813,607	30,738,072	2.1%
QUALCOMM, Inc.	1,210,254	73,922,314	5.2%
VeriFone Systems, Inc. (I)	1,813,641	30,487,305	2.1%
VistaPrint NV (I)	233,872	11,546,261	0.8%
		412,299,157
TOTAL COMMON STOCKS (Cost $1,225,631,374)		$1,411,594,742

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreement - 1.3%
Barclays Repurchase Agreement
dated 06/28/2013 at 0.100% to be
repurchased at $14,086,117 on
07/01/2013, collateralized by
$14,696,100 U.S. Treasury Notes,
0.500% due 07/31/2017 (valued at
$14,696,100, including interest)	$14,086,000	$14,086,000	1.0%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$3,911,003 on 07/01/2013
collateralized by $3,315,000
U.S. Treasury Bonds 4.500% due
08/15/2039 (valued at $3,990,335
including interest)	3,911,000	3,911,000	0.3%
		17,997,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $17,997,000)		$17,997,000
Total Investments (Fundamental All Cap Core
Trust) (Cost $1,243,628,374) - 99.6%		$1,429,591,742	99.6%
Other Assets And Liabilities, Net - 0.4%		6,149,640	0.4%
TOTAL NET ASSETS - 100.0%		$1,435,741,382	100.0%

Fundamental Holdings Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 39.2%
Bond Trust, Series NAV
(John Hancock) (A)(1)	30,058,686	$411,503,406	39.2%
Unaffiliated Investment Companies - 60.8%
American Funds Insurance Series - 60.8%
American Growth Fund - Class 1	3,740,226	250,221,110	23.8%
American Growth-Income
Fund - Class 1	5,832,659	250,221,092	23.8%
American International
Fund - Class 1	7,618,305	138,729,339	13.2%
		639,171,541
TOTAL INVESTMENT
COMPANIES (Cost $803,957,707)		$1,050,674,947
Total Investments (Fundamental Holdings Trust)
(Cost $803,957,707) - 100.0%		$1,050,674,947	100.0%
Other Assets And Liabilities, Net - 0.0%		(174,552)	0.0%
TOTAL NET ASSETS - 100.0%		$1,050,500,395	100.0%

Fundamental Large Cap Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.5%
Consumer Discretionary - 11.4%
Adidas AG	76,816	$8,302,512	1.5%
Advance Auto Parts, Inc.	85,255	6,920,148	1.2%
Carnival Corp.	161,527	5,538,762	1.0%
Dorel Industries, Inc., Class B	144,953	5,058,263	0.9%
Lennar Corp., Class A	199,694	7,196,970	1.3%
Lowe’s Companies, Inc.	416,172	17,021,435	3.0%
Omnicom Group, Inc.	116,043	7,295,623	1.3%
Tempur-Pedic International, Inc. (I)	154,600	6,786,940	1.2%
		64,120,653
Consumer Staples - 11.0%
Avon Products, Inc.	260,915	5,487,042	1.0%
Danone SA	79,807	5,985,582	1.1%
Diageo PLC, ADR	69,358	7,972,702	1.4%
Heineken Holding NV	93,941	5,262,170	0.9%
Imperial Tobacco Group PLC	158,664	5,512,807	1.0%
PepsiCo, Inc.	120,429	9,849,888	1.8%
SABMiller PLC (I)	205,724	9,899,177	1.8%
The Procter & Gamble Company	99,785	7,682,447	1.4%
OTHER SECURITIES		3,893,049	0.6%
		61,544,864
Energy - 12.9%
Apache Corp.	225,094	18,869,630	3.4%
Chevron Corp.	93,448	11,058,636	2.0%
National Oilwell Varco, Inc.	91,654	6,314,961	1.1%
Occidental Petroleum Corp.	187,982	16,773,634	3.0%
Southwestern Energy Company (I)	157,157	5,740,945	1.0%
Weatherford International, Ltd. (I)	693,165	9,496,361	1.7%
OTHER SECURITIES		3,942,061	0.7%
		72,196,228
Financials - 30.7%
AllianceBernstein Holding LP	765,390	15,935,420	2.9%
American
International Group, Inc. (I)	378,678	16,926,907	3.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
Bank of America Corp.	1,655,532	$21,290,142	3.8%
JPMorgan Chase & Company	536,711	28,332,974	5.1%
Morgan Stanley	603,914	14,753,619	2.6%
Northern Trust Corp.	282,927	16,381,473	2.9%
State Street Corp.	176,229	11,491,893	2.1%
Stewart Information Services Corp.	407,003	10,659,409	1.9%
The Goldman Sachs Group, Inc.	141,784	21,444,830	3.8%
Wells Fargo & Company	354,012	14,610,075	2.6%
		171,826,742
Health Care - 6.0%
Amgen, Inc.	40,436	3,989,416	0.7%
Medtronic, Inc.	167,915	8,642,585	1.5%
Merck & Company, Inc.	178,900	8,309,905	1.5%
Novartis AG, ADR	119,595	8,456,562	1.5%
VCA Antech, Inc. (I)	163,086	4,254,914	0.8%
		33,653,382
Industrials - 10.1%
Avery Dennison Corp.	364,992	15,607,058	2.8%
Deere & Company	90,488	7,352,150	1.3%
FedEx Corp.	102,020	10,057,132	1.8%
General Electric Company	544,174	12,619,395	2.2%
Sensata
Technologies Holding NV (I)	321,074	11,205,483	2.0%
		56,841,218
Information Technology - 16.4%
Apple, Inc.	34,365	13,611,289	2.4%
Broadridge Financial Solutions, Inc.	378,667	10,064,969	1.8%
Cisco Systems, Inc.	1,008,257	24,510,728	4.4%
Intel Corp.	552,051	13,370,675	2.4%
Microsoft Corp.	234,590	8,100,393	1.5%
Oracle Corp.	276,519	8,494,664	1.5%
QUALCOMM, Inc.	222,767	13,606,608	2.4%
		91,759,326
TOTAL COMMON STOCKS (Cost $459,807,772)		$551,942,413

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.7%
Barclays Repurchase Agreement
dated 06/28/2013 at 0.100% to be
repurchased at $6,944,058 on
07/01/2013, collateralized by
$7,244,800 U.S. Treasury Notes,
0.500% due 07/31/2017 (valued at
$7,083,018, including interest)	$6,944,000	$6,944,000	1.2%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$2,527,002 on 07/01/2013,
collateralized by $2,145,000,
U.S. Treasury Bonds, 4.500% due
08/15/2039 (valued at $2,581,982,
including interest)	$2,527,000	2,527,000	0.5%
TOTAL REPURCHASE
AGREEMENT (Cost $9,471,000)		$9,471,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $9,471,000)		$9,471,000
Total Investments (Fundamental Large Cap Value
Trust) (Cost $469,278,772) - 100.2%		$561,413,413	100.2%
Other Assets And Liabilities, Net - (0.2%)		(902,817)	(0.2)%
TOTAL NET ASSETS - 100.0%		$560,510,596	100.0%

Fundamental Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.1%
Consumer Discretionary - 9.8%
Bed Bath & Beyond, Inc. (I)(L)	698,178	$49,500,820	3.2%
CarMax, Inc. (I)	255,468	11,792,403	0.8%
Harley-Davidson, Inc.	186,418	10,219,430	0.7%
Liberty Global PLC, Series C (I)	241,400	16,388,646	1.1%
Liberty
Interactive Corp., Series A (I)	425,495	9,790,640	0.6%
The Walt Disney Company	507,890	32,073,254	2.1%
OTHER SECURITIES		19,499,920	1.3%
		149,265,113
Consumer Staples - 15.1%
Costco Wholesale Corp.	559,588	61,873,645	4.1%
CVS Caremark Corp.	1,520,306	86,931,097	5.7%
Diageo PLC, ADR	244,982	28,160,681	1.8%
Heineken Holding NV	296,355	16,600,531	1.1%
Philip Morris International, Inc.	170,957	14,808,295	1.0%
The Coca-Cola Company	467,120	18,736,183	1.2%
OTHER SECURITIES		3,220,796	0.2%
		230,331,228
Energy - 7.5%
Canadian Natural Resources, Ltd.	1,176,890	33,258,911	2.2%
EOG Resources, Inc.	306,213	40,322,128	2.6%
Occidental Petroleum Corp.	262,450	23,418,414	1.5%
Schlumberger, Ltd.	128,220	9,188,245	0.6%
OTHER SECURITIES		8,182,586	0.6%
		114,370,284
Financials - 38.2%
ACE, Ltd.	154,530	13,827,344	0.9%
Alleghany Corp. (I)	67,586	25,906,390	1.7%
American Express Company	1,316,142	98,394,776	6.4%
Ameriprise Financial, Inc.	117,287	9,486,173	0.6%
Berkshire Hathaway, Inc. Class A (I)	406	68,451,600	4.5%
Brookfield Asset
Management, Inc., Class A	456,380	16,438,808	1.1%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
Fairfax Financial Holdings, Ltd.	22,200	$8,660,220	0.6%
Fairfax Financial Holdings, Ltd.	8,800	3,460,508	0.2%
Hang Lung Group, Ltd.	2,503,200	13,377,467	0.9%
JPMorgan Chase & Company	236,408	12,479,978	0.8%
Julius Baer Group, Ltd. (I)	1,004,800	39,045,905	2.6%
Loews Corp.	856,797	38,041,787	2.5%
The Bank of New
York Mellon Corp.	2,705,922	75,901,112	5.0%
The Charles Schwab Corp.	694,200	14,737,866	1.0%
The Goldman Sachs Group, Inc.	58,650	8,870,813	0.6%
The Progressive Corp.	1,454,274	36,967,645	2.4%
Wells Fargo & Company	2,183,326	90,105,864	5.9%
OTHER SECURITIES		8,777,206	0.5%
		582,931,462
Health Care - 6.0%
Express Scripts
Holding Company (I)	455,848	28,121,263	1.8%
Laboratory Corp. of
America Holdings (I)	218,810	21,902,881	1.4%
UnitedHealth Group, Inc.	542,740	35,538,615	2.3%
OTHER SECURITIES		5,754,641	0.5%
		91,317,400
Industrials - 4.8%
China Merchants Holdings
International Company, Ltd.	5,837,736	18,129,852	1.2%
Iron Mountain, Inc.	521,049	13,865,114	0.9%
Kuehne & Nagel International AG	153,556	16,835,789	1.1%
PACCAR, Inc. (L)	289,530	15,536,180	1.0%
OTHER SECURITIES		8,603,525	0.6%
		72,970,460
Information Technology - 10.8%
Activision Blizzard, Inc.	755,900	10,779,134	0.7%
Google, Inc., Class A (I)	86,500	76,152,005	5.0%
Microsoft Corp.	385,084	13,296,951	0.9%
Oracle Corp.	408,150	12,538,368	0.8%
Texas Instruments, Inc.	727,110	25,354,326	1.7%
Visa, Inc., Class A	67,830	12,395,933	0.8%
OTHER SECURITIES		14,392,761	0.9%
		164,909,478
Materials - 5.8%
Air Products & Chemicals, Inc.	318,680	29,181,528	1.9%
Ecolab, Inc.	191,855	16,344,127	1.1%
Monsanto Company	235,240	23,241,712	1.5%
Potash Corp. of Saskatchewan, Inc.	227,728	8,683,269	0.6%
OTHER SECURITIES		10,858,608	0.7%
		88,309,244
Telecommunication Services - 0.1%		2,705,700	0.1%
TOTAL COMMON STOCKS (Cost $1,029,221,096)		$1,497,110,369

CORPORATE BONDS - 0.0%
Materials - 0.0%		$307,112	0.0%
TOTAL CORPORATE BONDS (Cost $3,209,190)		$307,112

UNITS - 0.0%
Financials - 0.0%		531,779	0.0%
TOTAL UNITS (Cost $572,592)		$531,779

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	2,538,361	25,401,636	1.7%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,402,583)		$25,401,636

SHORT-TERM INVESTMENTS - 1.1%
Commercial Paper - 1.1%
Mizuho Corporate Bank, Ltd. *	$16,553,000	$16,553,055	1.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $16,553,055)		$16,553,055
Total Investments (Fundamental Value Trust)
(Cost $1,074,958,516) - 100.9%		$1,539,903,951	100.9%
Other Assets And Liabilities, Net - (0.9%)		(13,460,235)	(0.9)%
TOTAL NET ASSETS - 100.0%		$1,526,443,716	100.0%

Global Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.8%
Brazil - 1.0%		$6,367,971	1.0%
Canada - 1.6%
Talisman Energy, Inc.	861,360	9,828,202	1.6%
China - 0.5%		3,398,736	0.5%
Denmark - 0.2%		1,501,227	0.2%
France - 10.5%
Alstom SA (L)	195,310	6,389,902	1.0%
AXA SA	344,246	6,763,883	1.1%
BNP Paribas SA	174,790	9,549,955	1.5%
Cie Generale des
Etablissements Michelin	96,502	8,585,510	1.4%
Credit Agricole SA (I)	818,790	7,037,329	1.1%
Sanofi	105,670	10,890,040	1.8%
Total SA	178,610	8,709,813	1.4%
OTHER SECURITIES		6,922,155	1.2%
		64,848,587
Germany - 4.7%
Deutsche Lufthansa AG (I)	537,330	10,879,175	1.8%
Siemens AG	63,450	6,411,157	1.0%
OTHER SECURITIES		11,685,229	1.9%
		28,975,561
Hong Kong - 0.3%		1,948,278	0.3%
India - 0.5%		3,181,635	0.5%
Ireland - 2.4%
CRH PLC	422,064	8,553,425	1.4%
Elan Corp. PLC, ADR (I)(L)	432,140	6,110,460	1.0%
		14,663,885
Italy - 3.1%
Eni SpA	299,420	6,151,466	1.0%
UniCredit SpA	1,629,069	7,617,809	1.2%
OTHER SECURITIES		5,507,074	0.9%
		19,276,349
Japan - 4.1%
Toyota Motor Corp.	155,450	9,386,271	1.5%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Japan (continued)
OTHER SECURITIES		$15,997,817	2.6%
		25,384,088
Netherlands - 6.2%
Akzo Nobel NV	114,356	6,423,521	1.0%
ING Groep NV (I)	1,123,202	10,263,479	1.7%
Royal Dutch Shell PLC,
A Shares (L)	33,124	1,058,312	0.2%
Royal Dutch Shell PLC, B Shares	156,840	5,186,820	0.8%
OTHER SECURITIES		15,201,074	2.5%
		38,133,206
Portugal - 1.2%
Galp Energia SGPS SA	507,860	7,516,606	1.2%

Singapore - 2.8%
Singapore Telecommunications, Ltd.	2,468,100	7,300,340	1.2%
OTHER SECURITIES		9,923,811	1.6%
		17,224,151
South Korea - 3.4%
Samsung Electronics Company, Ltd.	7,970	9,354,233	1.5%
OTHER SECURITIES		11,726,303	1.9%
		21,080,536
Spain - 0.9%		5,651,113	0.9%

Sweden - 1.1%		6,836,934	1.1%

Switzerland - 6.6%
Credit Suisse Group AG (I)	344,604	9,136,379	1.5%
Roche Holdings AG	48,130	11,925,862	1.9%
Swiss Re, Ltd. (I)	92,630	6,861,706	1.1%
OTHER SECURITIES		12,836,072	2.1%
		40,760,019
Turkey - 0.9%		5,492,933	0.9%

United Kingdom - 10.9%
Aviva PLC	1,256,769	6,454,917	1.0%
GlaxoSmithKline PLC	424,150	10,610,885	1.7%
HSBC Holdings PLC	620,039	6,480,682	1.0%
International Consolidated Airlines
Group SA (London Exchange) (I)	2,484,020	9,930,360	1.6%
Kingfisher PLC	1,669,687	8,740,716	1.4%
Tesco PLC	1,215,450	6,107,897	1.0%
Vodafone Group PLC	3,164,450	9,081,076	1.5%
OTHER SECURITIES		9,918,264	1.7%
		67,324,797
United States - 34.9%
Amgen, Inc.	96,430	9,513,784	1.5%
Baker Hughes, Inc.	210,060	9,690,068	1.6%
Chevron Corp.	52,630	6,228,234	1.0%
Cisco Systems, Inc.	440,160	10,700,290	1.7%
Citigroup, Inc.	235,940	11,318,042	1.8%
Comcast Corp., Special Class A	161,560	6,409,085	1.0%
Halliburton Company	219,140	9,142,521	1.5%
Hewlett-Packard Company	347,440	8,616,512	1.4%
JPMorgan Chase & Company	139,760	7,377,930	1.2%
Medtronic, Inc.	164,650	8,474,536	1.4%
Merck & Company, Inc.	203,200	9,438,640	1.5%
Microsoft Corp.	412,580	14,246,387	2.3%
Morgan Stanley	320,480	7,829,326	1.3%
Navistar International Corp. (I)(L)	227,630	6,319,009	1.0%
News Corp., Class A	198,830	6,481,858	1.0%
Pfizer, Inc.	438,930	12,294,429	2.0%
Sprint Nextel Corp. (I)	1,271,810	8,928,106	1.4%
United Parcel Service, Inc., Class B	113,280	9,796,454	1.6%
OTHER SECURITIES		53,001,806	8.7%
		215,807,017
TOTAL COMMON STOCKS (Cost $587,412,703)		$605,201,831

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	942,792	9,434,618	1.5%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,434,997)		$9,434,618

SHORT-TERM INVESTMENTS - 2.3%
Time Deposits - 2.3%
Royal Bank of Canada,
0.030%, 07/01/2013	$14,000,000	$14,000,000	2.3%
TOTAL SHORT-TERM
INVESTMENTS (Cost $14,000,000)		$14,000,000
Total Investments (Global Trust)
(Cost $610,847,700) - 101.6%		$628,636,449	101.6%
Other Assets And Liabilities, Net - (1.6%)		(10,102,336)	(1.6)%
TOTAL NET ASSETS - 100.0%		$618,534,113	100.0%

Global Diversification Trust

	Shares or Principal Amount	Value	% of Net Assets

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 34.4%
John Hancock Variable Insurance Trust (G) - 34.4%
Bond Trust, Series NAV
(John Hancock) (A)(1)	14,889,807	$203,841,452	26.8%
High Yield, Series NAV (WAMCO)	9,494,629	58,012,185	7.6%

American Funds Insurance Series - 50.7%
American Global Growth
Fund - Class 1	12,343,022	312,031,602	41.0%
American New World Fund - Class 1	3,339,712	74,241,788	9.7%

Exchange Traded Funds - 14.9%
Vanguard Extended Market ETF	663,775	46,371,322	6.1%
Vanguard FTSE All World Ex-
US Small-Cap ETF	752,604	67,154,855	8.8%
TOTAL INVESTMENT
COMPANIES (Cost $665,184,640)		$761,653,204
Total Investments (Global Diversification Trust)
(Cost $665,184,640) - 100.0%		$761,653,204	100.0%
Other Assets And Liabilities, Net - 0.0%		(151,604)	0.0%
TOTAL NET ASSETS - 100.0%		$761,501,600	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.3%
Consumer Discretionary - 23.7%
Amazon.com, Inc. (I)	55,210	$15,331,260	3.5%
Discovery
Communications, Inc., Class A (I)	82,380	6,360,560	1.4%
Expedia, Inc. (L)	150,600	9,058,590	2.0%
Las Vegas Sands Corp.	170,660	9,033,034	2.0%
Liberty Global PLC (I)	149,760	11,094,221	2.5%
Michael Kors Holdings, Ltd. (I)	157,580	9,773,112	2.2%
priceline.com, Inc. (I)	7,570	6,261,374	1.4%
Ralph Lauren Corp.	39,490	6,860,993	1.5%
Sirius XM Radio, Inc. (L)	2,052,340	6,875,339	1.6%
The Home Depot, Inc.	119,300	9,242,171	2.1%
The Walt Disney Company	153,520	9,694,788	2.2%
Under Armour, Inc., Class A (I)(L)	99,420	5,936,368	1.3%
		105,521,810
Consumer Staples - 7.2%
Church & Dwight Company, Inc.	74,800	4,615,908	1.0%
Costco Wholesale Corp.	45,050	4,981,179	1.1%
CVS Caremark Corp.	105,790	6,049,072	1.4%
Diageo PLC, ADR	54,290	6,240,636	1.4%
The Estee Lauder
Companies, Inc., Class A	115,990	7,628,662	1.7%
OTHER SECURITIES		2,707,800	0.6%
		32,223,257
Energy - 4.6%
Anadarko Petroleum Corp.	76,200	6,547,866	1.5%
EOG Resources, Inc.	75,120	9,891,802	2.2%
OTHER SECURITIES		4,065,305	0.9%
		20,504,973
Financials - 6.9%
BlackRock, Inc.	20,930	5,375,871	1.2%
Discover Financial Services	169,220	8,061,641	1.8%
IntercontinentalExchange, Inc. (I)(L)	49,220	8,749,347	2.0%
The Goldman Sachs Group, Inc.	55,400	8,379,250	1.9%
		30,566,109
Health Care - 11.4%
Allergan, Inc.	98,340	8,284,162	1.9%
BioMarin Pharmaceutical, Inc. (I)(L)	101,100	5,640,369	1.3%
Catamaran Corp. (I)	107,460	5,235,451	1.2%
Celgene Corp. (I)	64,080	7,491,593	1.7%
Gilead Sciences, Inc. (I)	246,550	12,625,826	2.8%
Illumina, Inc. (I)	64,110	4,797,992	1.1%
OTHER SECURITIES		6,542,205	1.4%
		50,617,598
Industrials - 12.2%
AMETEK, Inc.	172,000	7,275,600	1.6%
Cummins, Inc.	61,500	6,670,290	1.5%
Eaton Corp. PLC	96,110	6,324,999	1.4%
Fortune Brands Home
& Security, Inc.	125,650	4,867,681	1.1%
Honeywell International, Inc.	87,330	6,928,762	1.6%
Kansas City Southern	67,100	7,109,916	1.6%
Precision Castparts Corp.	45,250	10,226,953	2.3%
Verisk Analytics, Inc., Class A (I)	77,280	4,613,616	1.1%
		54,017,817
Information Technology - 26.8%
Accenture PLC, Class A	119,720	8,615,051	1.9%
Apple, Inc.	32,940	13,046,875	2.9%
Citrix Systems, Inc. (I)	84,260	5,083,406	1.1%
eBay, Inc. (I)	97,290	5,031,839	1.1%
Facebook, Inc., Class A (I)	204,000	5,071,440	1.1%
Google, Inc., Class A (I)	26,310	23,162,535	5.2%
LinkedIn Corp., Class A (I)	38,780	6,914,474	1.6%
Mastercard, Inc., Class A	14,020	8,054,490	1.8%
Salesforce.com, Inc. (I)(L)	250,370	9,559,127	2.2%
SAP AG, ADR (L)	75,240	5,479,729	1.2%
Teradata Corp. (I)	112,620	5,656,903	1.3%
Visa, Inc., Class A	68,450	12,509,238	2.8%
OTHER SECURITIES		11,055,017	2.6%
		119,240,124
Materials - 4.4%
Ecolab, Inc.	70,620	6,016,118	1.3%
Monsanto Company	65,430	6,464,484	1.5%
The Sherwin-Williams Company	40,730	7,192,918	1.6%
		19,673,520
Telecommunication Services - 2.1%
Crown Castle International Corp. (I)	128,600	9,309,354	2.1%
TOTAL COMMON STOCKS (Cost $390,991,836)		$441,674,562

SECURITIES LENDING COLLATERAL - 7.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	3,439,383	34,418,252	7.7%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,420,577)		$34,418,252

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%		2,453,946	0.6%
TOTAL SHORT-TERM
INVESTMENTS (Cost $2,453,946)		$2,453,946
Total Investments (Growth Equity Trust)
(Cost $427,866,359) - 107.6%		$478,546,760	107.6%
Other Assets And Liabilities, Net - (7.6%)		(33,943,469)	(7.6)%
TOTAL NET ASSETS - 100.0%		$444,603,291	100.0%

Health Sciences Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.5%
Consumer Staples - 0.4%		$787,677	0.4%
Financials - 0.1%		234,016	0.1%
Health Care - 95.0%
AbbVie, Inc.	66,000	2,728,440	1.2%
Actavis, Inc. (I)	12,100	1,527,262	0.7%
Aegerion Pharmaceuticals, Inc. (I)	50,400	3,192,336	1.5%
Aetna, Inc.	81,100	5,153,094	2.3%
Agilent Technologies, Inc.	49,500	2,116,620	1.0%
Alexion Pharmaceuticals, Inc. (D)(I)	103,740	9,568,978	4.4%
Alkermes PLC (D)(I)	111,900	3,209,292	1.5%
Amgen, Inc. (D)	25,000	2,466,500	1.1%
Baxter International, Inc.	39,500	2,736,165	1.2%
Biogen Idec, Inc. (I)	17,319	3,727,049	1.7%
BioMarin Pharmaceutical, Inc. (I)	46,500	2,594,235	1.2%
Bristol-Myers Squibb Company	62,900	2,811,001	1.3%
Catamaran Corp. (D)(I)	130,638	6,364,683	2.9%
Celgene Corp. (I)	26,766	3,129,213	1.4%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Health Care (continued)
Cigna Corp.	31,600	$2,290,684	1.0%
Covance, Inc. (I)	20,400	1,553,256	0.7%
Covidien PLC (D)	45,025	2,829,371	1.3%
Cubist Pharmaceuticals, Inc. (I)	29,500	1,424,850	0.6%
DENTSPLY International, Inc.	46,750	1,914,880	0.9%
Express Scripts Holding Company (I)	33,545	2,069,391	0.9%
Forest Laboratories, Inc. (I)	37,600	1,541,600	0.7%
Gilead Sciences, Inc. (D)(I)	266,792	13,662,418	6.2%
Henry Schein, Inc. (I)	23,100	2,211,825	1.0%
HMS Holdings Corp. (I)	61,800	1,439,940	0.7%
IDEXX Laboratories, Inc. (I)	20,100	1,804,578	0.8%
Incyte Corp. (I)	174,300	3,834,600	1.7%
Jazz Pharmaceuticals PLC (I)	19,800	1,360,853	0.6%
Laboratory Corp. of
America Holdings (I)	19,400	1,941,940	0.9%
McKesson Corp. (D)	34,400	3,938,800	1.8%
Medivation, Inc. (I)	37,000	1,820,400	0.8%
MEDNAX, Inc. (I)	14,700	1,346,226	0.6%
Merck & Company, Inc.	80,409	3,734,998	1.7%
Neurocrine Biosciences, Inc. (I)	109,200	1,461,096	0.7%
Onyx Pharmaceuticals, Inc. (I)	36,238	4,490,975	2.0%
Pacira Pharmaceuticals, Inc. (I)	52,900	1,534,100	0.7%
Pharmacyclics, Inc. (I)	70,000	5,562,900	2.5%
Regeneron
Pharmaceuticals, Inc. (D)(I)	21,100	4,744,968	2.2%
Roche Holdings AG	7,536	1,867,303	0.9%
Stryker Corp. (D)	35,800	2,315,544	1.1%
The Cooper Companies, Inc. (D)	14,835	1,766,107	0.8%
The Medicines Company (I)	84,355	2,594,760	1.2%
Thermo Fisher Scientific, Inc.	31,700	2,682,771	1.2%
UnitedHealth Group, Inc.	87,000	5,696,760	2.6%
Universal Health
Services, Inc., Class B	40,350	2,701,836	1.2%
Valeant
Pharmaceuticals
International, Inc. (I)	73,380	6,316,550	2.9%
Vertex Pharmaceuticals, Inc. (I)	33,004	2,636,029	1.2%
WellCare Health Plans, Inc. (I)	24,200	1,344,310	0.6%
WellPoint, Inc.	19,300	1,579,512	0.7%
OTHER SECURITIES		57,314,214	26.2%
		208,655,213
Industrials - 1.0%
The Advisory Board Company (I)	31,900	1,743,335	0.8%
OTHER SECURITIES		430,677	0.2%
		2,174,012
Information Technology - 0.8%		1,648,088	0.8%
Materials - 0.2%		474,240	0.2%
TOTAL COMMON STOCKS (Cost $146,936,723)		$213,973,246

PREFERRED SECURITIES - 0.1%
Health Care - 0.0%		122,507	0.0%
Information Technology - 0.1%		168,800	0.1%
TOTAL PREFERRED SECURITIES (Cost $291,307)		$291,307

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%		$131,067	0.1%
TOTAL CONVERTIBLE BONDS (Cost $101,822)		$131,067

RIGHTS - 0.0%
Health Care - 0.0%		20,325	0.0%
TOTAL RIGHTS (Cost $18,750)		$20,325
Warrants 0.0%		11,978	0.0%
TOTAL WARRANTS (Cost $3,079)		$11,978

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
T. Rowe Price Reserve Investment
Fund, 0.0501% (Y)	4,219,737	4,219,737	1.9%
OTHER SECURITIES		450,001	0.2%
		4,669,738
TOTAL SHORT-TERM
INVESTMENTS (Cost $4,669,738)		$4,669,738
Total Investments (Health Sciences Trust)
(Cost $152,021,419) - 99.8%		$219,097,661	99.8%
Other Assets And Liabilities, Net - 0.2%		450,036	0.2%
TOTAL NET ASSETS - 100.0%		$219,547,697	100.0%

Heritage Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.4%
Consumer Discretionary - 24.7%
AMC Networks, Inc., Class A (I)	19,823	$1,296,622	0.9%
BorgWarner, Inc. (I)(L)	17,951	1,546,477	1.1%
Discovery
Communications, Inc., Class A (I)	32,227	2,488,247	1.7%
Harley-Davidson, Inc.	38,232	2,095,878	1.4%
Lumber Liquidators Holdings, Inc. (I)	18,336	1,427,824	1.0%
Michael Kors Holdings, Ltd. (I)	23,097	1,432,476	1.0%
PetSmart, Inc. (L)	26,660	1,785,953	1.2%
priceline.com, Inc. (I)	2,292	1,895,782	1.3%
PVH Corp.	11,438	1,430,322	1.0%
Ross Stores, Inc.	26,063	1,689,143	1.1%
Sirius XM Radio, Inc. (L)	413,052	1,383,724	0.9%
Tractor Supply Company	13,666	1,607,258	1.1%
OTHER SECURITIES		16,268,915	11.0%
		36,348,621
Consumer Staples - 7.7%
Church & Dwight Company, Inc.	29,663	1,830,504	1.2%
Costco Wholesale Corp.	21,915	2,423,142	1.6%
Mead Johnson Nutrition Company	17,689	1,401,499	1.0%
Whole Foods Market, Inc.	64,202	3,305,119	2.2%
OTHER SECURITIES		2,361,285	1.7%
		11,321,549
Energy - 3.9%
Cabot Oil & Gas Corp.	30,034	2,133,015	1.4%
Cameron International Corp. (I)	30,040	1,837,246	1.2%
OTHER SECURITIES		1,768,421	1.3%
		5,738,682
Financials - 7.6%
Affiliated Managers Group, Inc. (I)	10,060	1,649,236	1.1%
Discover Financial Services	47,038	2,240,890	1.5%
SVB Financial Group (I)	19,831	1,652,319	1.1%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
OTHER SECURITIES		$5,617,617	3.9%
		11,160,062
Health Care - 12.7%
Actavis, Inc. (I)	17,464	2,204,306	1.5%
Catamaran Corp. (I)	80,840	3,938,525	2.7%
Grifols SA	36,196	1,328,184	0.9%
Onyx Pharmaceuticals, Inc. (I)	12,954	1,605,389	1.1%
Perrigo Company	10,953	1,325,313	0.9%
The Cooper Companies, Inc.	10,831	1,289,431	0.9%
OTHER SECURITIES		6,965,156	4.7%
		18,656,304
Industrials - 17.2%
Canadian Pacific Railway, Ltd.	33,756	4,097,303	2.8%
Eaton Corp. PLC	22,259	1,464,865	1.0%
Flowserve Corp.	32,127	1,735,179	1.2%
Fortune Brands Home
& Security, Inc.	43,114	1,670,236	1.1%
Kansas City Southern	27,463	2,909,979	2.0%
Lennox International, Inc.	29,885	1,928,778	1.3%
MasTec, Inc. (I)(L)	52,957	1,742,285	1.2%
Quanta Services, Inc. (I)	63,415	1,677,961	1.1%
Stericycle, Inc. (I)	12,173	1,344,264	0.9%
TransDigm Group, Inc.	11,595	1,817,748	1.2%
United Rentals, Inc. (I)(L)	26,328	1,314,030	0.9%
OTHER SECURITIES		3,676,788	2.5%
		25,379,416
Information Technology - 16.5%
Alliance Data Systems Corp. (I)(L)	18,497	3,348,512	2.3%
CommVault Systems, Inc. (I)	20,752	1,574,869	1.1%
FLIR Systems, Inc.	59,838	1,613,831	1.1%
LinkedIn Corp., Class A (I)	14,959	2,667,190	1.8%
NetApp, Inc.	61,706	2,331,253	1.6%
NetSuite, Inc. (I)(L)	26,256	2,408,725	1.6%
Splunk, Inc. (I)	29,160	1,351,858	0.9%
Trimble Navigation, Ltd. (I)	65,280	1,697,933	1.2%
Xilinx, Inc.	48,478	1,920,214	1.3%
OTHER SECURITIES		5,459,765	3.6%
		24,374,150
Materials - 5.3%
FMC Corp.	31,659	1,933,099	1.3%
The Sherwin-Williams Company	14,913	2,633,636	1.8%
OTHER SECURITIES		3,292,813	2.2%
		7,859,548
Telecommunication Services - 2.8%
SBA
Communications Corp.,
Class A (I)(L)	38,290	2,838,055	1.9%
OTHER SECURITIES		1,243,647	0.9%
		4,081,702
TOTAL COMMON STOCKS (Cost $114,879,354)		$144,920,034

SECURITIES LENDING COLLATERAL - 13.8%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,034,894	20,363,391	13.8%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,365,119)		$20,363,391

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%		1,113,547	0.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $1,113,547)		$1,113,547
Total Investments (Heritage Trust)
(Cost $136,358,020) - 113.0%		$166,396,972	113.0%
Other Assets And Liabilities, Net - (13.0%)		(19,135,165)	(13.0)%
TOTAL NET ASSETS - 100.0%		$147,261,807	100.0%

International Core Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 95.4%
Australia - 5.3%
CSL, Ltd.	79,539	$4,479,458	0.6%
QBE Insurance Group, Ltd.	408,406	5,636,501	0.8%
Westpac Banking Corp.	314,648	8,237,289	1.1%
OTHER SECURITIES		20,692,548	2.8%
		39,045,796
Austria - 0.7%		5,051,134	0.7%
Belgium - 1.2%
Anheuser-Busch InBev NV	43,377	3,848,198	0.5%
OTHER SECURITIES		5,361,039	0.7%
		9,209,237
Canada - 1.9%		14,101,116	1.9%
China - 0.1%		1,080,902	0.1%
Denmark - 0.1%		791,685	0.1%
Finland - 0.8%
Nokia OYJ (I)(L)	1,153,953	4,298,294	0.6%
OTHER SECURITIES		1,667,991	0.2%
		5,966,285
France - 11.4%
BNP Paribas SA	85,909	4,693,787	0.6%
Renault SA	87,104	5,818,786	0.8%
Sanofi	173,987	17,930,589	2.4%
Societe Generale SA	140,737	4,792,189	0.6%
Total SA (L)	579,044	28,236,743	3.8%
OTHER SECURITIES		23,111,873	3.2%
		84,583,967
Germany - 6.2%
Allianz SE	27,158	3,966,163	0.5%
Bayer AG	70,364	7,501,274	1.0%
E.ON AG	742,672	12,186,083	1.6%
Muenchener Rueckversicherungs AG	19,999	3,672,330	0.5%
RWE AG	120,192	3,835,108	0.5%
OTHER SECURITIES		14,330,030	2.1%
		45,490,988
Greece - 0.3%		2,280,710	0.3%
Hong Kong - 1.3%		9,277,879	1.3%
Ireland - 0.3%		1,842,659	0.3%
Israel - 0.1%		485,481	0.1%
Italy - 4.8%
Enel SpA (L)	3,190,755	10,002,292	1.4%
Eni SpA	441,672	9,073,978	1.2%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Italy (continued)
Telecom Italia RSP	2,456,574	$1,357,448	0.2%
Telecom Italia SpA	3,798,371	2,638,187	0.4%
OTHER SECURITIES		12,037,848	1.6%
		35,109,753
Japan - 24.2%
Astellas Pharma, Inc.	92,026	5,011,474	0.7%
Daito Trust Construction
Company, Ltd.	54,100	5,100,595	0.7%
Fuji Heavy Industries, Ltd.	168,884	4,164,307	0.6%
Hino Motors, Ltd.	29,000	425,820	0.1%
ITOCHU Corp.	428,300	4,945,278	0.7%
JX Holdings, Inc.	1,050,900	5,097,172	0.7%
KDDI Corp.	159,090	8,277,660	1.1%
Mitsubishi Corp.	304,205	5,211,727	0.7%
Nippon Telegraph & Telephone Corp.	106,000	5,532,318	0.7%
Resona Holdings, Inc.	1,158,500	5,642,517	0.8%
Softbank Corp.	62,900	3,672,634	0.5%
Sumitomo Corp.	387,400	4,832,285	0.7%
Takeda
Pharmaceutical Company, Ltd.	146,111	6,612,306	0.9%
Toyota Motor Corp.	137,300	8,290,351	1.1%
OTHER SECURITIES		106,450,070	14.2%
		179,266,514
Macau - 0.1%		678,151	0.1%
Netherlands - 4.4%
Royal Dutch Shell PLC, B Shares	259,391	8,578,261	1.2%
Royal Dutch Shell PLC, Class A
(London Stock Exchange)	473,664	15,115,184	2.0%
OTHER SECURITIES		8,509,341	1.2%
		32,202,786
New Zealand - 0.5%		4,013,811	0.5%
Norway - 0.3%		2,419,081	0.3%
Portugal - 0.4%		2,706,570	0.4%
Singapore - 1.1%
Singapore Telecommunications, Ltd.	1,561,210	4,623,394	0.6%
OTHER SECURITIES		3,794,097	0.5%
		8,417,491
Spain - 7.3%
Banco Bilbao Vizcaya Argentaria SA	746,231	6,214,016	0.8%
Banco Santander SA	2,373,668	15,027,461	2.0%
Gas Natural SDG SA (L)	215,955	4,336,116	0.6%
Iberdrola SA	936,051	4,912,784	0.7%
Telefonica SA (I)	996,035	12,816,107	1.7%
OTHER SECURITIES		10,908,406	1.5%
		54,214,890
Sweden - 0.9%		6,719,247	0.9%
Switzerland - 2.3%
Novartis AG	126,628	8,974,051	1.2%
OTHER SECURITIES		8,137,743	1.1%
		17,111,794
United Kingdom - 19.4%
AstraZeneca PLC	386,327	18,274,794	2.5%
BAE Systems PLC	1,089,073	6,365,378	0.9%
Barclays PLC	2,534,182	10,863,399	1.5%
BP PLC	2,894,809	20,081,794	2.7%
Diageo PLC	208,756	5,987,797	0.8%
Lloyds Banking Group PLC (I)	6,886,571	6,639,067	0.9%
Next PLC	67,583	4,674,126	0.6%
Rio Tinto PLC	272,197	11,156,415	1.5%
Vodafone Group PLC	4,448,767	12,766,702	1.7%
OTHER SECURITIES		46,435,626	6.3%
		143,245,098
TOTAL COMMON STOCKS (Cost $699,239,036)		$705,313,025

PREFERRED SECURITIES - 0.9%
Germany - 0.9%
Porsche Automobil Holding SE	52,387	4,047,528	0.5%
OTHER SECURITIES		2,802,419	0.4%
		6,849,947
TOTAL PREFERRED SECURITIES (Cost $5,219,827)		$6,849,947
Rights 0.0%		100,681	0.0%
TOTAL RIGHTS (Cost $99,240)		$100,681

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,498,019	24,997,927	3.4%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,998,556)		$24,997,927

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
State Street Institutional Treasury
Money Market Fund, 0.0000% (Y)	19,883,950	19,883,950	2.7%
TOTAL SHORT-TERM
INVESTMENTS (Cost $19,883,950)		$19,883,950
Total Investments (International Core Trust)
(Cost $749,440,609) - 102.4%		$757,145,530	102.4%
Other Assets And Liabilities, Net - (2.4%)		(17,730,540)	(2.4)%
TOTAL NET ASSETS - 100.0%		$739,414,990	100.0%

International Equity Index Trust B

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 95.6%
Australia - 5.5%
Australia & New Zealand
Banking Group, Ltd.	102,615	$2,663,445	0.4%
BHP Billiton, Ltd.	121,345	3,496,581	0.6%
Commonwealth Bank of Australia	60,366	3,794,388	0.6%
National Australia Bank, Ltd.	86,233	2,323,063	0.4%
Westpac Banking Corp.	115,557	3,025,210	0.5%
OTHER SECURITIES		17,993,293	3.0%
		33,295,980
Austria - 0.2%		1,071,507	0.2%
Belgium - 0.8%
Anheuser-Busch InBev NV	30,461	2,702,353	0.4%
Anheuser-Busch InBev NV, VVPR (I)	6,160	8	0.0%
OTHER SECURITIES		2,168,928	0.4%
		4,871,289

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Brazil - 1.2%		$7,247,644	1.2%
Canada - 7.0%
Bank of Nova Scotia (L)	43,800	2,341,386	0.4%
Royal Bank of Canada (L)	54,200	3,158,102	0.5%
The Toronto-Dominion Bank (L)	34,650	2,783,004	0.5%
OTHER SECURITIES		34,607,392	5.6%
		42,889,884
Chile - 0.3%		2,014,592	0.3%
China - 2.9%		17,401,751	2.9%
Colombia - 0.3%		1,596,593	0.3%
Czech Republic - 0.1%		323,859	0.1%
Denmark - 0.8%
Novo Nordisk A/S, Class B	15,626	2,432,774	0.4%
OTHER SECURITIES		2,396,808	0.4%
		4,829,582
Egypt - 0.0%		166,831	0.0%
Finland - 0.5%		3,216,151	0.5%
France - 6.4%
BNP Paribas SA	38,417	2,098,979	0.3%
Sanofi	44,820	4,619,018	0.8%
Total SA (L)	80,990	3,949,430	0.6%
OTHER SECURITIES		28,494,806	4.7%
		39,162,233
Germany - 5.5%
Allianz SE	17,367	2,536,282	0.4%
BASF SE	34,892	3,116,315	0.5%
Bayer AG	31,410	3,348,517	0.6%
Daimler AG	33,879	2,047,713	0.3%
SAP AG	34,464	2,523,657	0.4%
Siemens AG	29,424	2,973,079	0.5%
OTHER SECURITIES		16,857,367	2.8%
		33,402,930
Greece - 0.0%		67,939	0.0%
Guernsey, Channel Islands - 0.0%		242,062	0.0%
Hong Kong - 2.9%
China Mobile, Ltd.	227,030	2,365,334	0.4%
OTHER SECURITIES		15,579,450	2.5%
		17,944,784
Hungary - 0.1%		329,248	0.1%
India - 1.3%
Infosys, Ltd., ADR (L)	47,587	1,960,109	0.3%
OTHER SECURITIES		6,201,892	1.0%
		8,162,001
Indonesia - 0.7%		4,219,682	0.7%
Ireland - 0.5%		2,834,813	0.5%
Israel - 0.4%		2,306,095	0.4%
Italy - 1.3%
Eni SpA	96,142	1,975,200	0.3%
OTHER SECURITIES		6,032,632	1.0%
		8,007,832
Japan - 15.7%
Honda Motor Company, Ltd.	61,000	2,266,788	0.4%
Mitsubishi UFJ Financial Group	477,200	2,961,250	0.5%
Softbank Corp.	35,200	2,055,274	0.3%
Sumitomo Mitsui
Financial Group, Inc.	50,200	2,303,358	0.4%
Toyota Motor Corp.	103,600	6,255,502	1.0%
OTHER SECURITIES		79,856,020	13.1%
		95,698,192
Jersey, Channel Islands - 0.0%		220,139	0.0%
Luxembourg - 0.2%		1,405,189	0.2%
Macau - 0.1%		618,114	0.1%
Malaysia - 0.9%		5,182,633	0.9%
Mexico - 1.2%		7,043,044	1.2%
Netherlands - 3.1%
Royal Dutch Shell PLC, B Shares	98,201	3,247,583	0.5%
Royal Dutch Shell PLC, Class A
(London Stock Exchange)	143,452	4,577,725	0.8%
Unilever NV	61,604	2,416,530	0.4%
OTHER SECURITIES		8,765,079	1.4%
		19,006,917
New Zealand - 0.1%		431,497	0.1%
Norway - 0.6%		3,442,408	0.6%
Peru - 0.1%		467,392	0.1%
Philippines - 0.2%		1,048,846	0.2%
Poland - 0.3%		1,819,647	0.3%
Portugal - 0.1%		686,572	0.1%
Russia - 1.2%		7,577,282	1.2%
Singapore - 1.2%		7,042,916	1.2%
South Africa - 1.5%		9,246,146	1.5%
South Korea - 3.0%
Samsung Electronics Company, Ltd.	4,040	4,741,669	0.8%
OTHER SECURITIES		13,458,075	2.2%
		18,199,744
Spain - 1.9%
Banco Santander SA	415,770	2,632,199	0.4%
Telefonica SA (I)	158,395	2,038,088	0.3%
OTHER SECURITIES		7,022,504	1.2%
		11,692,791
Sweden - 2.1%		13,060,356	2.1%
Switzerland - 7.0%
Nestle SA	121,481	7,945,638	1.3%
Novartis AG	86,608	6,137,858	1.0%
Roche Holdings AG	26,454	6,554,888	1.1%
UBS AG (I)	138,236	2,348,397	0.4%
OTHER SECURITIES		19,560,265	3.2%
		42,547,046
Taiwan - 1.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	914,227	3,308,585	0.5%
OTHER SECURITIES		8,451,712	1.4%
		11,760,297
Thailand - 0.6%		3,423,745	0.6%
Turkey - 0.4%		2,649,676	0.4%
Ukraine - 0.0%		26,593	0.0%
United Kingdom - 13.2%
AstraZeneca PLC	46,584	2,203,607	0.4%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
United Kingdom (continued)
BG Group PLC	126,876	$2,165,391	0.4%
BHP Billiton PLC	79,007	2,029,253	0.3%
BP PLC	715,699	4,964,929	0.8%
British American Tobacco PLC	72,479	3,722,043	0.6%
Diageo PLC	93,864	2,692,323	0.4%
GlaxoSmithKline PLC	184,220	4,608,599	0.8%
HSBC Holdings PLC	688,756	7,137,635	1.2%
Rio Tinto PLC	50,025	2,050,352	0.3%
Standard Chartered PLC	91,216	1,969,336	0.3%
Vodafone Group PLC	1,846,799	5,299,790	0.9%
OTHER SECURITIES		41,636,239	6.8%
		80,479,497
United States - 0.3%		1,733,808	0.3%
TOTAL COMMON STOCKS (Cost $500,406,444)		$582,115,769

PREFERRED SECURITIES - 1.7%
Brazil - 1.1%		6,847,937	1.1%
Germany - 0.4%		2,457,008	0.4%
South Korea - 0.2%
Samsung Electronics Company, Ltd.	766	590,668	0.1%
OTHER SECURITIES		272,174	0.1%
		862,842
TOTAL PREFERRED SECURITIES (Cost $9,212,177)		$10,167,787
Rights 0.0%		19,060	0.0%
TOTAL RIGHTS (Cost $19,919)		$19,060

SECURITIES LENDING COLLATERAL - 6.2%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	3,752,583	37,552,477	6.2%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,556,702)		$37,552,477

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
Class, 0.0200% (Y)	6,002,486	6,002,486	1.0%
TOTAL SHORT-TERM
INVESTMENTS (Cost $6,002,486)		$6,002,486
Total Investments (International Equity
Index Trust B) (Cost $553,197,728) - 104.5%		$635,857,579	104.5%
Other Assets And Liabilities, Net - (4.5%)		(27,214,800)	(4.5)%
TOTAL NET ASSETS - 100.0%		$608,642,779	100.0%

International Growth Stock Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 91.3%
Australia - 3.7%
Brambles, Ltd.	959,132	$8,162,640	1.6%
OTHER SECURITIES		10,735,887	2.1%
		18,898,527
Belgium - 1.5%
Anheuser-Busch InBev NV	87,947	7,802,234	1.5%
Brazil - 2.6%
Banco Bradesco SA, ADR	606,937	7,896,250	1.5%
BM&F Bovespa SA	994,200	5,458,108	1.1%
		13,354,358
Canada - 8.1%
CGI Group, Inc., Class A (I)	287,933	8,432,382	1.6%
Fairfax Financial Holdings, Ltd.	13,308	5,233,231	1.0%
Potash Corp. of Saskatchewan, Inc.	136,347	5,201,333	1.0%
Suncor Energy, Inc.	333,213	9,821,815	1.9%
OTHER SECURITIES		12,931,655	2.6%
		41,620,416
China - 4.2%
Baidu, Inc., ADR (I)	96,217	9,095,393	1.7%
CNOOC, Ltd.	4,513,000	7,581,066	1.5%
Industrial & Commercial Bank of
China, Ltd., H Shares	8,029,000	5,018,103	1.0%
		21,694,562
Denmark - 0.9%		4,343,216	0.9%
France - 4.6%
Publicis Groupe SA	122,601	8,693,691	1.7%
Schneider Electric SA	78,302	5,645,212	1.1%
OTHER SECURITIES		9,141,756	1.8%
		23,480,659
Germany - 7.9%
Adidas AG	87,394	9,445,815	1.8%
Allianz SE	36,111	5,273,662	1.0%
Deutsche Boerse AG	84,827	5,584,274	1.1%
Deutsche Post AG	209,815	5,214,080	1.0%
SAP AG	148,561	10,878,512	2.1%
OTHER SECURITIES		3,846,090	0.9%
		40,242,433
Hong Kong - 4.0%
Galaxy Entertainment Group, Ltd. (I)	1,314,000	6,341,050	1.2%
Hutchison Whampoa, Ltd.	512,000	5,350,892	1.0%
OTHER SECURITIES		8,857,503	1.8%
		20,549,445
Ireland - 1.0%
Shire PLC	162,165	5,144,359	1.0%
Israel - 1.7%
Teva Pharmaceutical
Industries, Ltd., ADR	224,169	8,787,425	1.7%
Japan - 5.4%
FANUC Corp.	46,700	6,771,835	1.3%
Keyence Corp.	17,300	5,521,327	1.1%
Toyota Motor Corp.	140,500	8,483,571	1.7%
OTHER SECURITIES		6,760,492	1.3%
		27,537,225
Mexico - 2.5%
Grupo Televisa SAB, ADR	252,989	6,284,247	1.2%
OTHER SECURITIES		6,262,308	1.3%
		12,546,555
Netherlands - 2.7%
Royal Dutch Shell PLC, B Shares	227,572	7,525,982	1.5%
Unilever NV	157,196	6,166,301	1.2%
		13,692,283

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Russia - 0.1%		$664,985	0.1%
Singapore - 3.4%
Avago Technologies, Ltd.	193,064	7,216,732	1.4%
Keppel Corp., Ltd.	721,200	5,897,229	1.2%
OTHER SECURITIES		4,430,051	0.8%
		17,544,012
South Korea - 3.4%
Hyundai Mobis	33,048	7,868,415	1.5%
Samsung Electronics Company, Ltd.	4,967	5,829,670	1.1%
OTHER SECURITIES		3,496,053	0.8%
		17,194,138
Spain - 1.6%
Amadeus IT Holding SA, A Shares	252,746	8,073,801	1.6%
Sweden - 4.3%
Investor AB, B Shares	216,081	5,781,830	1.1%
OTHER SECURITIES		16,226,534	3.2%
		22,008,364
Switzerland - 9.9%
ABB, Ltd. (SIX Swiss Exchange) (I)	294,752	6,363,347	1.2%
Julius Baer Group, Ltd. (I)	162,212	6,303,458	1.2%
Nestle SA	109,680	7,173,777	1.4%
Novartis AG	81,135	5,749,989	1.1%
Roche Holdings AG	41,417	10,262,485	2.0%
Syngenta AG	18,461	7,199,571	1.4%
OTHER SECURITIES		7,581,419	1.6%
		50,634,046
Taiwan - 1.1%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,574,000	5,696,302	1.1%
Turkey - 0.9%		4,643,255	0.9%
United Kingdom - 15.8%
BG Group PLC	338,360	5,774,786	1.1%
British American Tobacco PLC	208,745	10,719,765	2.1%
British Sky Broadcasting Group PLC	528,131	6,373,065	1.2%
Compass Group PLC	901,758	11,556,564	2.3%
Imperial Tobacco Group PLC	208,392	7,240,615	1.4%
Reed Elsevier PLC	1,127,478	12,847,610	2.5%
WPP PLC	520,574	8,893,786	1.7%
OTHER SECURITIES		17,392,277	3.5%
		80,798,468
TOTAL COMMON STOCKS (Cost $424,376,213)		$466,951,068
PREFERRED SECURITIES - 1.0%
Germany - 1.0%
Volkswagen AG	26,098	5,268,827	1.0%
TOTAL PREFERRED SECURITIES (Cost $4,302,176)		$5,268,827

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%
State Street Institutional Liquid
Reserves Fund, 0.0914% (Y)	30,460,639	30,460,639	6.0%
TOTAL SHORT-TERM
INVESTMENTS (Cost $30,460,639)		$30,460,639
Total Investments (International Growth Stock
Trust) (Cost $459,139,028) - 98.3%		$502,680,534	98.3%
Other Assets And Liabilities, Net - 1.7%		8,475,728	1.7%
TOTAL NET ASSETS - 100.0%		$511,156,262	100.0%

International Small Company Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.9%
Australia - 4.5%		$4,303,180	4.5%
Austria - 1.0%		988,018	1.0%
Bahamas - 0.0%		11,313	0.0%
Belgium - 1.2%		1,185,802	1.2%
Bermuda - 0.5%
Catlin Group, Ltd.	29,759	225,813	0.2%
OTHER SECURITIES		227,792	0.3%
		453,605
Canada - 8.2%
Astral Media, Inc.	4,349	206,595	0.2%
OTHER SECURITIES		7,616,853	8.0%
		7,823,448
Cayman Islands - 0.0%		10,290	0.0%
China - 0.1%		49,309	0.1%
Cyprus - 0.0%		28,993	0.0%
Denmark - 1.2%		1,093,542	1.2%
Finland - 2.5%
Amer Sports OYJ	21,685	398,716	0.4%
YIT OYJ	19,536	334,550	0.4%
OTHER SECURITIES		1,599,112	1.7%
		2,332,378
France - 4.0%
Neopost SA (L)	3,041	201,026	0.2%
Teleperformance SA	5,894	282,978	0.3%
OTHER SECURITIES		3,288,244	3.5%
		3,772,248
Germany - 4.6%
Aurubis AG	5,323	285,442	0.3%
Duerr AG	3,392	204,274	0.2%
Freenet AG (I)(L)	15,169	331,332	0.3%
Stada Arzneimittel AG	7,746	332,640	0.4%
Wincor Nixdorf AG	4,031	217,978	0.2%
OTHER SECURITIES		2,959,369	3.2%
		4,331,035
Gibraltar - 0.2%		154,022	0.2%
Greece - 0.8%		800,435	0.8%
Guernsey, Channel Islands - 0.0%		3,975	0.0%
Hong Kong - 2.5%		2,357,566	2.5%
Ireland - 1.7%
Beazley PLC	57,792	202,801	0.2%
DCC PLC (Irish Stock Exchange)	6,369	249,429	0.3%
OTHER SECURITIES		1,168,747	1.2%
		1,620,977
Isle of Man - 0.0%		11,942	0.0%
Israel - 0.6%		591,258	0.6%
Italy - 2.9%
Azimut Holding SpA	15,042	272,520	0.3%
OTHER SECURITIES		2,483,049	2.6%
		2,755,569
Japan - 23.2%		21,983,879	23.2%
Jersey, Channel Islands - 0.1%		64,329	0.1%
Liechtenstein - 0.1%		88,154	0.1%
Luxembourg - 0.4%		365,458	0.4%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Malta - 0.0%		$45,567	0.0%
Mongolia - 0.0%		2,552	0.0%
Netherlands - 2.0%
Aalberts Industries NV	9,501	211,528	0.2%
Nutreco NV	5,946	252,782	0.3%
OTHER SECURITIES		1,460,909	1.5%
		1,925,219
New Zealand - 0.9%		843,088	0.9%
Norway - 1.2%		1,107,090	1.2%
Papua New Guinea - 0.0%		2,935	0.0%
Peru - 0.1%		85,042	0.1%
Portugal - 0.4%		414,553	0.4%
Russia - 0.0%		7,646	0.0%
Singapore - 1.5%		1,387,377	1.5%
Spain - 2.1%
Ebro Foods SA	13,765	282,125	0.3%
Viscofan SA	6,729	336,500	0.4%
OTHER SECURITIES		1,349,406	1.4%
		1,968,031
Sweden - 3.8%
AarhusKarlshamn AB	4,950	252,123	0.3%
Axis Communications AB (L)	8,098	200,133	0.2%
BillerudKorsnas AB	25,798	243,129	0.3%
Hoganas AB	4,475	213,547	0.2%
OTHER SECURITIES		2,706,816	2.8%
		3,615,748
Switzerland - 4.9%
GAM Holding AG (I)	25,978	396,238	0.4%
Georg Fischer AG (I)	893	391,827	0.4%
OTHER SECURITIES		3,834,334	4.1%
		4,622,399
Taiwan - 0.0%		0	0.0%
United Arab Emirates - 0.1%		64,557	0.1%
United Kingdom - 21.5%
Ashtead Group PLC	54,314	532,440	0.6%
Barratt Developments PLC (I)	98,477	461,316	0.5%
BBA Aviation PLC	48,270	206,228	0.2%
Berkeley Group Holdings PLC	13,633	440,484	0.5%
Britvic PLC	32,362	252,368	0.3%
Close Brothers Group PLC	15,796	236,593	0.2%
Cobham PLC	51,576	206,153	0.2%
D.S. Smith PLC	122,693	459,970	0.5%
Daily Mail & General Trust PLC	17,811	208,937	0.2%
Drax Group PLC	30,783	272,638	0.3%
Essentra PLC	27,028	287,753	0.3%
Greene King PLC	18,168	213,463	0.2%
Halma PLC	44,038	338,267	0.4%
Hikma Pharmaceuticals PLC	16,363	236,104	0.2%
Howden Joinery Group PLC	88,671	340,187	0.4%
IG Group Holdings PLC	23,822	210,773	0.2%
Inchcape PLC	27,669	209,903	0.2%
Intermediate Capital Group PLC	43,942	289,220	0.3%
International Personal Finance PLC	47,051	356,466	0.4%
Micro Focus International PLC	22,274	239,876	0.3%
Rightmove PLC	8,655	275,080	0.3%
Rotork PLC	11,366	459,817	0.5%
Spectris PLC	10,418	301,822	0.3%
Spirax-sarco Engineering Plc	8,752	355,864	0.4%
Taylor Wimpey PLC	241,540	350,722	0.4%
OTHER SECURITIES		12,678,454	13.2%
		20,420,898
United States - 0.1%		127,153	0.1%
TOTAL COMMON STOCKS (Cost $99,635,381)		$93,820,580

PREFERRED SECURITIES - 0.0%
France - 0.0%		335	0.0%
TOTAL PREFERRED SECURITIES (Cost $3,000)		$335
Rights 0.0%		2,031	0.0%
TOTAL RIGHTS (Cost $4,446)		$2,031
Warrants 0.0%		182	0.0%
TOTAL WARRANTS (Cost $6)		$182

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	248,038	2,482,142	2.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,482,453)		$2,482,142

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional Liquid
Reserves Fund, 0.0914% (Y)	361,822	361,822	0.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $361,822)		$361,822
Total Investments (International Small Company
Trust) (Cost $102,487,108) - 101.9%		$96,667,092	101.9%
Other Assets And Liabilities, Net - (1.9%)		(1,771,488)	(1.9)%
TOTAL NET ASSETS - 100.0%		$94,895,604	100.0%

International Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.7%
Australia - 0.0%		$387,653	0.0%
Belgium - 0.8%		8,088,968	0.8%
Brazil - 0.3%		3,209,754	0.3%
Canada - 6.8%
Ensign Energy Services, Inc.	819,700	12,688,710	1.2%
Suncor Energy, Inc. (L)	461,100	13,591,423	1.3%
Talisman Energy, Inc.	1,251,040	14,274,489	1.3%
Trican Well Service, Ltd.	1,223,000	16,257,050	1.5%
OTHER SECURITIES		15,115,950	1.5%
		71,927,622
China - 3.6%
China Telecom Corp., Ltd.,
H Shares	18,810,427	8,922,308	0.8%
OTHER SECURITIES		28,787,517	2.8%
		37,709,825

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Denmark - 0.6%		$6,692,302	0.6%
France - 15.6%
AXA SA	1,226,051	24,089,939	2.3%
BNP Paribas SA	520,556	28,441,481	2.7%
Carrefour SA	594,210	16,234,073	1.5%
Cie Generale des
Etablissements Michelin	102,410	9,111,128	0.9%
Sanofi	203,613	20,983,758	2.0%
Societe Generale SA	393,683	13,405,168	1.3%
Total SA	333,336	16,254,936	1.5%
OTHER SECURITIES		36,802,806	3.4%
		165,323,289
Germany - 4.0%
Deutsche Lufthansa AG (I)	538,790	10,908,735	1.0%
Siemens AG	148,861	15,041,311	1.4%
OTHER SECURITIES		16,031,649	1.6%
		41,981,695
Hong Kong - 2.0%
China Mobile, Ltd.	817,000	8,511,993	0.8%
Kingboard Chemical Holdings, Ltd.	4,975,800	10,205,979	1.0%
OTHER SECURITIES		2,530,474	0.2%
		21,248,446
India - 0.8%		7,939,510	0.8%
Ireland - 0.8%		8,480,387	0.8%
Italy - 1.6%
UniCredit SpA	3,587,452	16,775,546	1.6%
Japan - 5.5%
ITOCHU Corp.	1,695,060	19,571,661	1.8%
Namco Bandai Holdings, Inc.	626,700	10,190,504	1.0%
Toyota Motor Corp.	239,930	14,487,283	1.4%
Trend Micro, Inc.	367,100	11,660,538	1.1%
OTHER SECURITIES		2,869,419	0.2%
		58,779,405
Netherlands - 10.3%
Aegon NV	2,675,082	17,858,680	1.7%
Akzo Nobel NV	182,230	10,236,090	1.0%
ING Groep NV (I)	4,913,660	44,899,533	4.2%
Royal Dutch Shell PLC, B Shares	591,786	19,570,821	1.8%
OTHER SECURITIES		16,683,982	1.6%
		109,249,106
Norway - 2.4%
Statoil ASA	771,610	15,907,102	1.5%
Telenor ASA	479,875	9,512,816	0.9%
		25,419,918
Singapore - 1.6%
Flextronics International, Ltd. (I)	2,218,370	17,170,184	1.6%
South Korea - 7.7%
Hana Financial Group, Inc.	498,010	14,405,539	1.4%
KB Financial Group, Inc., ADR (L)	756,368	22,411,184	2.1%
POSCO	62,318	16,243,296	1.5%
Samsung Electronics Company, Ltd.	16,731	19,636,846	1.9%
OTHER SECURITIES		9,332,681	0.8%
		82,029,546
Spain - 1.3%
Telefonica SA (I)	1,090,440	14,030,828	1.3%
Sweden - 1.1%		11,910,530	1.1%
Switzerland - 10.0%
Credit Suisse Group AG (I)	1,320,729	35,016,077	3.3%
Noble Corp.	326,980	12,287,908	1.2%
Novartis AG	168,620	11,949,999	1.1%
Roche Holdings AG	88,632	21,961,624	2.1%
OTHER SECURITIES		24,423,764	2.3%
		105,639,372
Taiwan - 0.7%		7,413,675	0.7%
United Kingdom - 18.1%
Aviva PLC	4,978,220	25,568,737	2.4%
BAE Systems PLC	2,091,561	12,224,687	1.2%
BP PLC	1,840,025	12,764,574	1.2%
GlaxoSmithKline PLC	948,674	23,732,808	2.2%
Kingfisher PLC	2,938,370	15,382,198	1.5%
Lloyds Banking Group PLC (I)	12,088,160	11,653,711	1.1%
Man Group PLC	6,971,250	8,744,408	0.8%
Marks & Spencer Group PLC	1,603,200	10,476,388	1.0%
Tesco PLC	4,855,420	24,399,526	2.3%
Vodafone Group PLC	6,095,398	17,492,067	1.7%
OTHER SECURITIES		28,773,340	2.7%
		191,212,444
United States - 1.1%
Baker Hughes, Inc.	259,800	11,984,574	1.1%
TOTAL COMMON STOCKS (Cost $1,055,717,334)		$1,024,604,579

RIGHTS - 0.0%
Hong Kong - 0.0%		8,035	0.0%
TOTAL RIGHTS (Cost $0)		$8,035

SECURITIES LENDING COLLATERAL - 2.7%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	2,815,597	28,175,958	2.7%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,176,947)		$28,175,958

SHORT-TERM INVESTMENTS - 2.8%
Time Deposits - 2.8%
Bank of Montreal, 0.030%,
07/02/2012 *	$15,000,000	$15,000,000	1.4%
Royal Bank of Canada, 0.030%,
07/01/2013 *	15,000,000	15,000,000	1.4%
		30,000,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $30,000,000)		$30,000,000
Total Investments (International Value Trust)
(Cost $1,113,894,281) - 102.2%		$1,082,788,572	102.2%
Other Assets And Liabilities, Net - (2.2%)		(23,505,207)	(2.2)%
TOTAL NET ASSETS - 100.0%		$1,059,283,365	100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced PS Series

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.0%
John Hancock Variable
Insurance Trust (G) - 100.0%
Equity - 50.8%
All Cap Core, Series NAV
(QS Investors)	79,118	$1,733,471	1.0%
All Cap Value, Series NAV
(Lord Abbett)	226,008	2,230,704	1.3%
Alpha Opportunities,
Series NAV (Wellington)	281,180	4,324,553	2.4%
Blue Chip Growth, Series NAV (T.
Rowe Price)	148,059	4,024,242	2.3%
Capital Appreciation,
Series NAV (Jennison)	247,839	3,125,249	1.8%
Emerging Markets Value,
Series NAV (DFA)	521,809	4,972,836	2.8%
Equity-Income, Series NAV (T.
Rowe Price)	279,080	4,936,924	2.8%
Fundamental Large Cap Value,
Series NAV (John Hancock) (A)(1)	158,774	2,219,667	1.2%
Fundamental Value,
Series NAV (Davis)	246,725	4,320,158	2.4%
Growth Equity, Series NAV (Rainier)	161,732	2,233,520	1.3%
Heritage, Series NAV
(American Century)	69,814	892,927	0.5%
International Core,
Series NAV (GMO)	261,170	2,590,811	1.5%
International Growth Stock,
Series NAV (Invesco)	203,046	2,954,324	1.7%
International Value,
Series NAV (Templeton)	246,223	2,959,604	1.7%
Mid Cap Stock,
Series NAV (Wellington) (I)	72,050	1,312,032	0.7%
Mid Cap Value Equity,
Series NAV (Columbia)	67,838	894,106	0.5%
Mid Value, Series NAV (T.
Rowe Price)	101,138	1,313,789	0.7%
Small Cap Growth,
Series NAV (Wellington)	55,772	620,185	0.3%
Small Cap Value,
Series NAV (Wellington)	33,988	800,758	0.4%
Small Company Growth,
Series NAV (Invesco) (I)	25,091	529,165	0.3%
Small Company Value, Series NAV
(T. Rowe Price)	43,366	948,847	0.5%
Smaller Company Growth,
Series NAV
(Frontier/John
Hancock/Perimeter) (A)(2)	30,683	620,400	0.3%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	2,480,279	36,484,904	20.5%
U.S. Equity, Series NAV (GMO)	215,195	3,445,268	1.9%
Fixed Income - 49.2%
Bond PS, Series NAV
(John Hancock) (A)(1)	6,788,859	87,644,176	49.2%
Total Investments (Lifestyle Balanced PS Series)
(Cost $166,781,583) - 100.0%		$178,132,620	100.0%
Other Assets And Liabilities, Net - 0.0%		(26,901)	0.0%

TOTAL NET ASSETS - 100.0%		$178,105,719	100.0%

Lifestyle Conservative PS Series

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.0%
John Hancock Variable
Insurance Trust (G) - 100.0%
Equity - 19.9%
Blue Chip Growth, Series NAV (T.
Rowe Price)	48,519	$1,318,753	2.4%
Equity-Income, Series NAV (T.
Rowe Price)	73,015	1,291,642	2.4%
Fundamental Value,
Series NAV (Davis)	47,077	824,312	1.5%
International Core,
Series NAV (GMO)	59,772	592,940	1.1%
International Growth Stock,
Series NAV (Invesco)	18,609	270,765	0.5%
International Value,
Series NAV (Templeton)	51,440	618,310	1.1%
Mid Cap Stock,
Series NAV (Wellington) (I)	13,538	246,522	0.4%
Mid Value, Series NAV (T.
Rowe Price)	19,041	247,342	0.5%
Small Cap Growth,
Series NAV (Wellington)	19,927	221,586	0.4%
Small Cap Value,
Series NAV (Wellington)	10,556	248,688	0.5%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	296,529	4,361,940	7.9%
U.S. Equity, Series NAV (GMO)	42,526	680,835	1.2%
Fixed Income - 80.1%
Bond PS, Series NAV
(John Hancock) (A)(1)	3,406,292	43,975,225	80.1%
Total Investments (Lifestyle Conservative PS Series)
(Cost $53,374,242) - 100.0%		$54,898,860	100.0%
Other Assets And Liabilities, Net - 0.0%		(23,764)	0.0%

TOTAL NET ASSETS - 100.0%		$54,875,096	100.0%

Lifestyle Growth PS Series

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.0%
John Hancock Variable
Insurance Trust (G) - 100.0%
Equity - 70.6%
All Cap Core, Series NAV
(QS Investors)	82,985	$1,818,211	1.0%
All Cap Value, Series NAV
(Lord Abbett)	317,968	3,138,348	1.7%
Alpha Opportunities,
Series NAV (Wellington)	414,813	6,379,817	3.4%
Blue Chip Growth, Series NAV (T.
Rowe Price)	212,072	5,764,118	3.0%
Capital Appreciation,
Series NAV (Jennison)	377,103	4,755,274	2.5%
Emerging Markets Value,
Series NAV (DFA)	754,866	7,193,877	3.8%
Equity-Income, Series NAV (T.
Rowe Price)	454,606	8,041,988	4.2%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth PS Series (continued)

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES (continued)
Equity (continued)
Fundamental Large Cap Value,
Series NAV (John Hancock) (A)(1)	223,808	$3,128,837	1.6%
Fundamental Value,
Series NAV (Davis)	364,525	6,382,834	3.4%
Growth Equity, Series NAV (Rainier)	272,072	3,757,310	2.0%
Heritage, Series NAV
(American Century)	73,950	945,825	0.5%
International Core,
Series NAV (GMO)	377,213	3,741,955	2.0%
International Growth Stock,
Series NAV (Invesco)	316,404	4,603,672	2.4%
International Value,
Series NAV (Templeton)	363,463	4,368,823	2.3%
Mid Cap Stock,
Series NAV (Wellington) (I)	97,518	1,775,802	0.9%
Mid Cap Value Equity,
Series NAV (Columbia)	71,911	947,791	0.5%
Mid Value, Series NAV (T.
Rowe Price)	136,992	1,779,526	0.9%
Small Cap Growth,
Series NAV (Wellington)	76,451	850,138	0.4%
Small Cap Opportunities,
Series NAV (DFA/Invesco) (I)	42,984	1,102,532	0.6%
Small Cap Value,
Series NAV (Wellington)	40,093	944,587	0.5%
Small Company Growth,
Series NAV (Invesco) (I)	35,769	754,364	0.4%
Small Company Value, Series NAV
(T. Rowe Price)	65,419	1,431,358	0.8%
Smaller Company Growth,
Series NAV
(Frontier/John
Hancock/Perimeter) (A)(2)	37,308	754,364	0.4%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	3,657,570	53,802,857	28.3%
U.S. Equity, Series NAV (GMO)	367,218	5,879,157	3.1%
Fixed Income - 29.4%
Bond PS, Series NAV
(John Hancock) (A)(1)	4,324,355	55,827,422	29.4%
Total Investments (Lifestyle Growth PS Series)
(Cost $172,346,378) - 100.0%		$189,870,787	100.0%
Other Assets And Liabilities, Net - 0.0%		(27,110)	0.0%

TOTAL NET ASSETS - 100.0%		$189,843,677	100.0%

Lifestyle Moderate PS Series

	Shares or Principal Amount	Value	% of Net Assets

AFFILIATED INVESTMENT
COMPANIES - 100.0%
John Hancock Variable
Insurance Trust (G) - 100.0%
Equity - 40.4%
All Cap Value, Series NAV
(Lord Abbett)	86,926	$857,960	1.0%
Alpha Opportunities,
Series NAV (Wellington)	114,429	1,759,919	2.0%
Blue Chip Growth, Series NAV (T.
Rowe Price)	89,032	2,419,888	2.8%
Capital Appreciation,
Series NAV (Jennison)	156,974	1,979,444	2.3%
Equity-Income, Series NAV (T.
Rowe Price)	151,700	2,683,577	3.1%
Fundamental Large Cap Value,
Series NAV (John Hancock) (A)(1)	61,036	853,283	1.0%
Fundamental Value,
Series NAV (Davis)	100,450	1,758,884	2.0%
International Core,
Series NAV (GMO)	154,036	1,528,041	1.8%
International Growth Stock,
Series NAV (Invesco)	105,837	1,539,929	1.8%
International Value,
Series NAV (Templeton)	145,588	1,749,973	2.0%
Mid Cap Stock,
Series NAV (Wellington) (I)	43,491	791,963	0.9%
Mid Value, Series NAV (T.
Rowe Price)	60,967	791,963	0.9%
Small Cap Growth,
Series NAV (Wellington)	23,740	263,988	0.3%
Small Cap Value,
Series NAV (Wellington)	14,907	351,204	0.4%
Small Company Growth,
Series NAV (Invesco) (I)	10,431	219,990	0.2%
Small Company Value, Series NAV
(T. Rowe Price)	18,098	395,982	0.4%
Smaller Company Growth,
Series NAV
(Frontier/John
Hancock/Perimeter) (A)(2)	13,056	263,988	0.3%
Strategic Equity Allocation,
Series NAV (John Hancock) (A)(2)	956,275	14,066,808	16.2%
U.S. Equity, Series NAV (GMO)	54,737	876,332	1.0%
Fixed Income - 59.6%
Bond PS, Series NAV
(John Hancock) (A)(1)	4,021,347	51,915,584	59.6%
Total Investments (Lifestyle Moderate PS Series)
(Cost $82,202,091) - 100.0%		$87,068,700	100.0%
Other Assets And Liabilities, Net - 0.0%		(24,806)	0.0%

TOTAL NET ASSETS - 100.0%		$87,043,894	100.0%

Mid Cap Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.7%
Consumer Discretionary - 13.1%
Advance Auto Parts, Inc.	37,617	$3,053,372	0.4%
LKQ Corp. (I)	153,596	3,955,097	0.6%
Mohawk Industries, Inc. (I)	31,319	3,523,074	0.5%
Polaris Industries, Inc. (L)	32,883	3,123,885	0.4%
Signet Jewelers, Ltd.	41,599	2,805,021	0.4%
Tractor Supply Company	35,896	4,221,729	0.6%
OTHER SECURITIES		72,439,163	10.2%

		93,121,341

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Staples - 4.1%
Church & Dwight Company, Inc.	71,082	$4,386,470	0.6%
Energizer Holdings, Inc. (L)	32,015	3,217,828	0.5%
Green Mountain
Coffee Roasters, Inc. (I)(L)	63,693	4,780,797	0.7%
OTHER SECURITIES		16,640,210	2.3%

		29,025,305
Energy - 5.0%
Cimarex Energy Company	44,467	2,889,910	0.4%
HollyFrontier Corp.	104,584	4,474,104	0.6%
Oceaneering International, Inc.	55,652	4,018,074	0.6%
OTHER SECURITIES		24,374,135	3.4%

		35,756,223
Financials - 22.5%
Affiliated Managers Group, Inc. (I)	27,127	4,447,200	0.6%
Alleghany Corp. (I)	8,666	3,321,764	0.5%
Arthur J. Gallagher & Company	65,197	2,848,457	0.4%
Camden Property Trust	43,637	3,017,062	0.4%
Essex Property Trust, Inc.	19,545	3,106,091	0.4%
Everest Re Group, Ltd.	25,704	3,296,795	0.5%
Federal Realty Investment Trust	33,559	3,479,397	0.5%
New York
Community Bancorp, Inc. (L)	226,771	3,174,794	0.4%
Rayonier, Inc.	64,823	3,590,546	0.5%
Realty Income Corp.	100,937	4,231,279	0.6%
SL Green Realty Corp.	47,115	4,155,072	0.6%
UDR, Inc.	128,977	3,287,624	0.5%
OTHER SECURITIES		117,344,169	16.6%

		159,300,250
Health Care - 9.1%
Henry Schein, Inc. (I)(L)	44,818	4,291,324	0.6%
Mettler-Toledo International, Inc. (I)	15,526	3,123,831	0.4%
ResMed, Inc. (L)	73,279	3,307,081	0.5%
The Cooper Companies, Inc.	25,027	2,979,464	0.4%
Universal Health
Services, Inc., Class B	45,879	3,072,058	0.4%
Vertex Pharmaceuticals, Inc. (I)	113,882	9,095,755	1.3%
OTHER SECURITIES		38,823,451	5.5%

		64,692,964
Industrials - 15.9%
AMETEK, Inc.	125,262	5,298,583	0.7%
B/E Aerospace, Inc. (I)	53,870	3,398,120	0.5%
Fortune Brands Home
& Security, Inc.	84,876	3,288,096	0.5%
Hubbell, Inc., Class B	27,477	2,720,223	0.4%
J.B. Hunt Transport Services, Inc.	46,571	3,364,289	0.5%
OTHER SECURITIES		94,586,214	13.3%

		112,655,525
Information Technology - 14.8%
Alliance Data Systems Corp. (I)(L)	25,300	4,580,059	0.6%
ANSYS, Inc. (I)	47,943	3,504,633	0.5%
Cree, Inc. (I)(L)	60,656	3,873,492	0.5%
Equinix, Inc. (I)(L)	25,386	4,689,302	0.7%
Gartner, Inc. (I)	48,222	2,748,172	0.4%
NCR Corp. (I)	84,561	2,789,667	0.4%
Synopsys, Inc. (I)	79,090	2,827,468	0.4%
Trimble Navigation, Ltd. (I)	131,572	3,422,188	0.5%
OTHER SECURITIES		76,259,624	10.8%

		104,694,605
Materials - 6.7%
Albemarle Corp. (L)	45,185	2,814,574	0.4%
Ashland, Inc.	37,802	3,156,467	0.4%
Rock-Tenn Company, Class A	37,003	3,695,860	0.5%
OTHER SECURITIES		37,483,123	5.4%

		47,150,024
Telecommunication Services - 0.5%		3,450,197	0.5%
Utilities - 5.0%
Alliant Energy Corp.	57,056	2,876,764	0.4%
NV Energy, Inc.	121,108	2,841,194	0.4%
OGE Energy Corp.	50,983	3,477,041	0.5%
OTHER SECURITIES		26,055,958	3.7%

		35,250,957

TOTAL COMMON STOCKS (Cost $448,860,188)		$685,097,391

SECURITIES LENDING COLLATERAL - 17.4%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	12,313,660	123,224,030	17.4%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $123,239,708)		$123,224,030

SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreement - 3.2%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$22,586,019 on 07/01/2013,
collateralized by $17,885,000
U.S. Treasury Bond, 5.250% due
02/15/2029 (valued at
$23,042,158, including interest)	$22,586,000	$22,586,000	3.2%

TOTAL SHORT-TERM
INVESTMENTS (Cost $22,586,000)		$22,586,000

Total Investments (Mid Cap Index Trust)
(Cost $594,685,896) - 117.3%		$830,907,421	117.3%
Other Assets And Liabilities, Net - (17.3%)		(122,290,382)	(17.3)%

TOTAL NET ASSETS - 100.0%		$708,617,039	100.0%

Mid Cap Stock Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 100.5%
Consumer Discretionary - 22.7%
Allison
Transmission Holdings, Inc. (L)	349,213	$8,059,836	1.0%
Bloomin’ Brands, Inc. (I)	473,920	11,791,130	1.5%
Buffalo Wild Wings, Inc. (I)(L)	94,188	9,245,494	1.2%
Burger King Worldwide, Inc. (L)	430,052	8,390,315	1.1%
Dick’s Sporting Goods, Inc. (L)	234,400	11,734,064	1.5%
Life Time Fitness, Inc. (I)(L)	201,800	10,112,198	1.3%
Melco Crown
Entertainment, Ltd., ADR (I)	335,400	7,499,544	0.9%
Pier 1 Imports, Inc.	344,010	8,080,795	1.0%
PulteGroup, Inc. (I)	214,115	4,061,762	0.5%
Tenneco, Inc. (I)	184,825	8,368,876	1.1%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
TripAdvisor, Inc. (I)(L)	158,060	$9,621,112	1.2%
Whirlpool Corp.	70,030	8,008,631	1.0%
OTHER SECURITIES		75,611,195	9.4%

		180,584,952
Consumer Staples - 5.2%
Coty, Inc., Class A (I)(L)	457,432	7,858,682	1.0%
Green Mountain
Coffee Roasters, Inc. (I)(L)	112,190	8,420,981	1.1%
Monster Beverage Corp. (I)	152,430	9,263,171	1.2%
Whole Foods Market, Inc.	169,860	8,744,393	1.1%
OTHER SECURITIES		7,234,888	0.8%

		41,522,115
Energy - 3.5%
Pioneer Natural
Resources Company (L)	62,695	9,075,101	1.1%
OTHER SECURITIES		18,581,907	2.4%

		27,657,008
Financials - 6.1%
Aon PLC	125,030	8,045,681	1.0%
Assured Guaranty, Ltd.	373,640	8,242,498	1.0%
Host Hotels & Resorts, Inc.	522,763	8,819,012	1.1%
IntercontinentalExchange, Inc. (I)(L)	53,210	9,458,610	1.2%
OTHER SECURITIES		14,404,585	1.8%

		48,970,386
Health Care - 14.9%
Actavis, Inc. (I)	65,648	8,286,091	1.0%
Catamaran Corp. (I)	237,120	11,552,486	1.5%
Covance, Inc. (I)(L)	103,130	7,852,318	1.0%
Forest Laboratories, Inc. (I)(L)	202,600	8,306,600	1.0%
Hologic, Inc. (I)	654,990	12,641,307	1.6%
Illumina, Inc. (I)	58,120	4,349,701	0.5%
OTHER SECURITIES		65,990,434	8.3%

		118,978,937
Industrials - 14.1%
Armstrong World Industries, Inc. (I)	209,478	10,010,954	1.3%
DigitalGlobe, Inc. (I)	498,360	15,454,144	1.9%
HD Supply Holdings, Inc. (I)	444,700	8,355,913	1.0%
Hertz Global Holdings, Inc. (I)(L)	318,250	7,892,600	1.0%
IHS, Inc., Class A (I)	131,708	13,747,681	1.7%
KBR, Inc.	286,250	9,303,125	1.2%
Nielsen Holdings NV	260,252	8,741,865	1.1%
WESCO International, Inc. (I)(L)	121,410	8,251,024	1.0%
OTHER SECURITIES		30,439,794	3.9%

		112,197,100
Information Technology - 29.5%
Akamai Technologies, Inc. (I)	292,774	12,457,534	1.6%
Autodesk, Inc. (I)	353,020	11,981,499	1.5%
Cadence Design Systems, Inc. (I)(L)	756,000	10,946,880	1.4%
Concur Technologies, Inc. (I)(L)	160,710	13,078,580	1.6%
JDS Uniphase Corp. (I)(L)	583,170	8,385,985	1.1%
LinkedIn Corp., Class A (I)	84,010	14,978,983	1.9%
Micron Technology, Inc. (I)(L)	755,150	10,821,300	1.4%
National Instruments Corp.	284,910	7,960,385	1.0%
NXP Semiconductor NV (I)	318,650	9,871,777	1.2%
Pandora Media, Inc. (I)(L)	537,510	9,890,184	1.2%
SanDisk Corp. (I)	137,820	8,420,802	1.1%
ServiceNow, Inc. (I)	278,777	11,259,803	1.4%
Symantec Corp.	348,650	7,834,166	1.0%
Teradata Corp. (I)	206,881	10,391,633	1.3%
Trulia, Inc. (I)(L)	281,000	8,736,290	1.1%
Xilinx, Inc. (L)	210,810	8,350,184	1.0%
OTHER SECURITIES		69,489,437	8.7%

		234,855,422
Materials - 4.5%
Louisiana-Pacific Corp. (I)	535,285	7,916,856	1.0%
Rock-Tenn Company, Class A	100,074	9,995,391	1.3%
OTHER SECURITIES		17,814,606	2.2%

		35,726,853

TOTAL COMMON STOCKS (Cost $685,734,428)		$800,492,773

WARRANTS - 0.0%
Industrials - 0.0%		1	0.0%

TOTAL WARRANTS (Cost $6,166)		$1

SECURITIES LENDING COLLATERAL - 22.3%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	17,788,632	178,012,618	22.3%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $178,030,591)		$178,012,618

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.8%		$6,000,000	0.8%

TOTAL SHORT-TERM
INVESTMENTS (Cost $6,000,000)		$6,000,000

Total Investments (Mid Cap Stock Trust)
(Cost $869,771,185) - 123.6%		$984,505,392	123.6%
Other Assets And Liabilities, Net - (23.6%)		(187,869,260)	(23.6)%

TOTAL NET ASSETS - 100.0%		$796,636,132	100.0%

Mid Cap Value Equity Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 95.3%
Consumer Discretionary - 8.7%
Liberty
Interactive Corp., Series A (I)	86,164	$1,982,634	1.3%
Newell Rubbermaid, Inc.	59,846	1,570,958	1.1%
TRW Automotive Holdings Corp. (I)	26,417	1,755,145	1.2%
OTHER SECURITIES		7,638,471	5.1%

		12,947,208
Consumer Staples - 3.1%
Avon Products, Inc.	45,271	952,049	0.6%
OTHER SECURITIES		3,583,652	2.5%

		4,535,701
Energy - 9.2%
Ensco PLC, Class A	25,425	1,477,701	1.0%
EQT Corp.	19,974	1,585,336	1.1%
Marathon Petroleum Corp.	23,193	1,648,095	1.1%
Pioneer Natural Resources Company	14,060	2,035,185	1.4%
Spectra Energy Corp.	48,649	1,676,445	1.1%
OTHER SECURITIES		5,271,309	3.5%

		13,694,071

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials - 27.3%
Axis Capital Holdings, Ltd.	64,663	$2,960,272	2.0%
CIT Group, Inc. (I)	61,624	2,873,527	1.9%
Comerica, Inc.	76,908	3,063,246	2.1%
Everest Re Group, Ltd.	10,001	1,282,728	0.9%
Fifth Third Bancorp	176,969	3,194,290	2.1%
Hartford Financial
Services Group, Inc.	74,030	2,289,008	1.5%
Huntington Bancshares, Inc.	264,431	2,083,716	1.4%
Invesco, Ltd.	94,734	3,012,541	2.0%
Lincoln National Corp.	76,264	2,781,348	1.9%
M&T Bank Corp. (L)	15,011	1,677,479	1.1%
Rayonier, Inc.	32,418	1,795,633	1.2%
Reinsurance Group of America, Inc.	34,138	2,359,277	1.6%
TCF Financial Corp. (L)	92,890	1,317,180	0.9%
Validus Holdings, Ltd.	34,597	1,249,644	0.8%
XL Group PLC	108,366	3,285,657	2.2%
OTHER SECURITIES		5,327,264	3.7%

		40,552,810
Health Care - 10.3%
Actavis, Inc. (I)	23,244	2,933,858	2.0%
Boston Scientific Corp. (I)	291,198	2,699,405	1.8%
Cigna Corp.	40,907	2,965,348	2.0%
Community Health Systems, Inc.	31,863	1,493,737	1.0%
Teleflex, Inc.	18,765	1,454,100	1.0%
Universal Health
Services, Inc., Class B	18,556	1,242,510	0.8%
Zimmer Holdings, Inc.	24,089	1,805,230	1.2%
OTHER SECURITIES		770,867	0.5%

		15,365,055
Industrials - 14.4%
Delta Air Lines, Inc. (I)	67,812	1,268,763	0.9%
Eaton Corp. PLC	33,432	2,200,160	1.5%
J.B. Hunt Transport Services, Inc.	27,095	1,957,343	1.3%
Kansas City Southern	32,803	3,475,806	2.3%
Parker Hannifin Corp.	18,660	1,780,164	1.2%
R.R. Donnelley &
Sons Company (L)	117,478	1,645,867	1.1%
Rockwell Automation, Inc.	14,647	1,217,752	0.8%
United Continental Holdings, Inc. (I)	43,720	1,367,999	0.9%
OTHER SECURITIES		6,566,710	4.4%

		21,480,564
Information Technology - 8.2%
Amdocs, Ltd.	35,502	1,316,769	0.9%
Amphenol Corp., Class A	27,229	2,122,228	1.4%
LSI Corp. (I)	203,655	1,454,097	1.0%
NCR Corp. (I)	57,429	1,894,583	1.3%
OTHER SECURITIES		5,339,317	3.6%

		12,126,994
Materials - 7.7%
Eastman Chemical Company	64,982	4,549,390	3.1%
International Paper Company	28,031	1,242,054	0.8%
PPG Industries, Inc.	19,240	2,816,928	1.9%
OTHER SECURITIES		2,896,334	1.9%

		11,504,706
Telecommunication Services - 0.7%		1,104,617	0.7%
Utilities - 5.7%
NV Energy, Inc.	106,853	2,506,771	1.7%
Questar Corp.	62,516	1,491,007	1.0%
Sempra Energy	22,789	1,863,229	1.3%
Wisconsin Energy Corp. (L)	36,871	1,511,342	1.0%
OTHER SECURITIES		1,152,623	0.7%

		8,524,972

TOTAL COMMON STOCKS (Cost $106,955,247)		$141,836,698

CONVERTIBLE BONDS - 0.2%
Materials - 0.2%		$287,027	0.2%

TOTAL CONVERTIBLE BONDS (Cost $233,000)		$287,027

WARRANTS - 0.1%
Energy - 0.1%		126,305	0.1%

TOTAL WARRANTS (Cost $42,614)		$126,305

SECURITIES LENDING COLLATERAL - 6.9%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	1,026,704	10,274,333	6.9%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,275,199)		$10,274,333

SHORT-TERM INVESTMENTS - 3.8%
Commercial Paper - 3.8%
Bryant Park Funding LLC, 0.130%,
07/01/2013 *	$5,600,000	$5,600,000	3.8%

TOTAL SHORT-TERM
INVESTMENTS (Cost $5,600,000)		$5,600,000

Total Investments (Mid Cap Value Equity Trust)
(Cost $123,106,060) - 106.3%		$158,124,363	106.3%
Other Assets And Liabilities, Net - (6.3%)		(9,341,787)	(6.3)%

TOTAL NET ASSETS - 100.0%		$148,782,576	100.0%

Mid Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 93.4%
Consumer Discretionary - 9.5%
Cablevision
Systems Corp., Class A (L)	528,400	$8,887,688	1.1%
Charter
Communications, Inc., Class A (I)	64,200	7,951,170	1.0%
DreamWorks Animation
SKG, Inc., Class A (I)(L)	284,800	7,307,968	0.9%
Mattel, Inc.	209,300	9,483,383	1.2%
The Gap, Inc.	249,900	10,428,327	1.3%
OTHER SECURITIES		33,493,542	4.0%

		77,552,078
Consumer Staples - 9.8%
Archer-Daniels-Midland Company	280,300	9,504,973	1.2%
Avon Products, Inc.	607,200	12,769,416	1.6%
Flowers Foods, Inc.	303,600	6,694,380	0.8%
Kellogg Company	102,000	6,551,460	0.8%
Sysco Corp. (L)	325,600	11,122,496	1.4%
The Kroger Company	482,900	16,679,366	2.0%
OTHER SECURITIES		16,360,335	2.0%

		79,682,426

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Energy - 9.0%
CONSOL Energy, Inc.	296,800	$8,043,280	1.0%
Exterran Holdings, Inc. (I)	536,022	15,072,939	1.8%
Hess Corp.	211,900	14,089,231	1.7%
Talisman Energy, Inc.	993,100	11,331,368	1.4%
WPX Energy, Inc. (I)(L)	684,300	12,960,642	1.6%
OTHER SECURITIES		11,501,622	1.5%

		72,999,082
Financials - 24.6%
CIT Group, Inc. (I)	310,800	14,492,604	1.8%
E*TRADE Financial Corp. (I)	1,122,744	14,213,939	1.7%
First American Financial Corp.	423,000	9,322,920	1.1%
First Horizon National Corp.	939,449	10,521,829	1.3%
Lazard, Ltd., Class A	409,900	13,178,285	1.6%
Legg Mason, Inc. (L)	231,000	7,163,310	0.9%
Loews Corp.	146,200	6,491,280	0.8%
Marsh & McLennan Companies, Inc.	299,500	11,956,040	1.5%
Northern Trust Corp.	349,200	20,218,680	2.5%
The Progressive Corp.	292,000	7,422,640	0.9%
Weyerhaeuser Company	298,136	8,493,895	1.0%
White Mountains
Insurance Group, Ltd.	20,100	11,556,294	1.4%
OTHER SECURITIES		65,736,694	8.1%

		200,768,410
Health Care - 7.3%
HealthSouth Corp. (I)(L)	333,070	9,592,416	1.2%
Hospira, Inc. (I)	354,800	13,592,388	1.7%
Life Technologies Corp. (I)	150,800	11,160,708	1.4%
OTHER SECURITIES		25,067,022	3.0%

		59,412,534
Industrials - 8.4%
Cintas Corp. (L)	163,700	7,454,898	0.9%
ManpowerGroup, Inc.	226,200	12,395,760	1.5%
Southwest Airlines Company	1,378,900	17,774,021	2.2%
Textron, Inc.	492,900	12,840,045	1.6%
OTHER SECURITIES		18,304,281	2.2%

		68,769,005
Information Technology - 7.0%
Applied Materials, Inc.	916,200	13,660,542	1.7%
Molex, Inc., Class A	412,527	10,255,421	1.3%
OTHER SECURITIES		33,039,737	4.0%

		56,955,700
Materials - 8.0%
International Flavors
& Fragrances, Inc.	93,700	7,042,492	0.9%
MeadWestvaco Corp.	270,800	9,236,988	1.1%
Newmont Mining Corp.	287,100	8,598,645	1.1%
Packaging Corp. of America	212,800	10,418,688	1.3%
The Scotts Miracle-Gro
Company, Class A (L)	152,000	7,343,120	0.9%
Vulcan Materials Company	162,407	7,862,123	1.0%
OTHER SECURITIES		14,427,713	1.7%

		64,929,769
Telecommunication Services - 0.9%
Telephone & Data Systems, Inc.	295,436	7,282,497	0.9%
Utilities - 8.9%
Calpine Corp. (I)	432,500	9,181,975	1.1%
Dynegy, Inc. (I)(L)	304,400	6,864,220	0.8%
FirstEnergy Corp.	254,611	9,507,175	1.2%
NRG Energy, Inc.	614,905	16,417,964	2.0%
PPL Corp.	326,200	9,870,812	1.2%
OTHER SECURITIES		21,044,988	2.6%

		72,887,134

TOTAL COMMON STOCKS (Cost $611,469,779)		$761,238,635

PREFERRED SECURITIES - 0.0%
Weyerhaeuser Company, 6.375%	6,600	336,666	0.0%

TOTAL PREFERRED SECURITIES (Cost $330,000)		$336,666

Convertible Bonds 0.5%		3,971,912	0.5%

TOTAL CONVERTIBLE BONDS (Cost $4,514,204)		$3,971,912

SECURITIES LENDING COLLATERAL - 11.4%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	9,234,868	92,414,246	11.4%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $92,425,234)		$92,414,246

SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%
T. Rowe Price Reserve Investment
Fund, 0.0501% (Y)	47,787,324	47,787,324	5.9%
OTHER SECURITIES		2,218,253	0.2%

		50,005,577

TOTAL SHORT-TERM
INVESTMENTS (Cost $50,005,577)		$50,005,577

Total Investments (Mid Value Trust)
(Cost $758,744,794) - 111.4%		$907,967,036	111.4%
Other Assets And Liabilities, Net - (11.4%)		(93,190,704)	(11.4)%

TOTAL NET ASSETS - 100.0%		$814,776,332	100.0%

Mutual Shares Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 88.6%
Consumer Discretionary - 9.3%
British Sky
Broadcasting Group PLC	469,314	$5,663,308	0.9%
General Motors Company (I)(L)	210,280	7,004,425	1.1%
LBI Media, Inc.	18,890,178	8,476,967	1.3%
News Corp., Class B (L)	396,056	12,998,558	2.0%
Reed Elsevier PLC	751,870	8,567,557	1.3%
Time Warner Cable, Inc.	68,830	7,741,998	1.2%
OTHER SECURITIES		9,497,798	1.5%

		59,950,611
Consumer Staples - 13.7%
Altria Group, Inc.	181,811	6,361,567	1.0%
British American Tobacco PLC	217,026	11,145,022	1.7%
CVS Caremark Corp.	234,244	13,394,072	2.1%
Imperial Tobacco Group PLC	268,540	9,330,467	1.4%
Lorillard, Inc.	151,915	6,635,647	1.0%
The Kroger Company	307,934	10,636,040	1.6%
Walgreen Company	146,280	6,465,576	1.0%
OTHER SECURITIES		24,761,084	3.9%

		88,729,475

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Energy - 11.0%
Apache Corp.	123,259	$10,332,802	1.6%
Baker Hughes, Inc.	148,016	6,827,978	1.1%
CONSOL Energy, Inc.	197,340	5,347,914	0.8%
Marathon Oil Corp.	323,412	11,183,587	1.7%
Royal Dutch Shell PLC, A Shares	310,359	9,915,972	1.5%
Transocean, Ltd.	140,210	6,723,070	1.0%
OTHER SECURITIES		20,833,309	3.3%

		71,164,632
Financials - 18.6%
ACE, Ltd.	108,912	9,745,446	1.5%
Alleghany Corp. (I)	17,634	6,759,289	1.0%
American
International Group, Inc. (I)	303,385	13,561,310	2.1%
Citigroup, Inc.	156,655	7,514,740	1.2%
MetLife, Inc.	169,070	7,736,643	1.2%
Morgan Stanley	252,152	6,160,073	1.0%
PNC Financial Services Group, Inc.	160,374	11,694,472	1.8%
White Mountains
Insurance Group, Ltd. (L)	20,381	11,717,852	1.8%
OTHER SECURITIES		44,923,907	7.0%

		119,813,732
Health Care - 10.7%
Cigna Corp.	155,471	11,270,093	1.7%
Medtronic, Inc.	243,965	12,556,879	1.9%
Merck & Company, Inc.	405,000	18,812,250	2.9%
Teva Pharmaceutical
Industries, Ltd., ADR	173,210	6,789,832	1.1%
WellPoint, Inc.	68,580	5,612,587	0.9%
OTHER SECURITIES		14,135,675	2.2%

		69,177,316
Industrials - 4.8%
A.P. Moeller Maersk A/S, Series B	900	6,437,852	1.0%
Huntington Ingalls Industries, Inc.	100,004	5,648,226	0.9%
OTHER SECURITIES		18,690,655	2.9%

		30,776,733
Information Technology - 11.4%
Apple, Inc.	30,810	12,203,225	1.9%
Cisco Systems, Inc.	378,140	9,192,583	1.4%
Dell, Inc.	400,563	5,347,516	0.8%
Hewlett-Packard Company	259,350	6,431,880	1.0%
Microsoft Corp.	496,076	17,129,504	2.7%
Symantec Corp.	263,550	5,921,969	0.9%
TE Connectivity, Ltd.	127,495	5,806,122	0.9%
Xerox Corp.	866,914	7,862,910	1.2%
OTHER SECURITIES		3,412,314	0.6%

		73,308,023
Materials - 4.9%
Freeport-McMoRan Copper
& Gold, Inc.	303,026	8,366,548	1.3%
International Paper Company	169,872	7,527,028	1.2%
OTHER SECURITIES		15,947,452	2.4%

		31,841,028
Telecommunication Services - 1.7%
Vodafone Group PLC	3,936,408	11,296,377	1.7%
Utilities - 2.5%
NRG Energy, Inc.	228,632	6,104,474	0.9%

OTHER SECURITIES		9,923,463	1.6%

		16,027,937

TOTAL COMMON STOCKS (Cost $472,106,089)		$572,085,864

CORPORATE BONDS - 2.7%
Consumer Discretionary - 0.6%
Clear Channel Communications, Inc.
9.000%, (S)	$3,977,000	3,857,690	0.6%
OTHER SECURITIES		—	0.0%

		3,857,690
Energy - 0.1%		579,150	0.1%
Industrials - 0.9%		5,736,821	0.9%
Information Technology - 0.5%
Avaya, Inc.
7.000%, (S)	1,529,000	1,379,923	0.2%
Avaya, Inc.
10.500%, (S)	2,412,000	1,827,090	0.3%

		3,207,013
Telecommunication Services - 0.1%		562,892	0.1%
Utilities - 0.5%		3,450,223	0.5%

TOTAL CORPORATE BONDS (Cost $18,347,870)		$17,393,789

TERM LOANS (M) - 2.4%
Consumer Discretionary - 1.2%
Clear Channel Communications, Inc.
3.845%, 01/29/2016	149,282	134,354	0.0%
Clear Channel Communications, Inc.
3.845%, 01/29/2016	1,215,482	1,109,127	0.2%
Clear Channel Communications, Inc.
6.945%, 01/30/2019	4,025,467	3,661,919	0.6%
OTHER SECURITIES		2,971,069	0.4%

		7,876,469
Information Technology - 0.4%
Avaya, Inc.
TBD 10/26/2017 (T)	1,880,000	1,640,300	0.3%
Avaya, Inc.
TBD 3/30/2018 (T)	634,000	592,552	0.1%

		2,232,852
Utilities - 0.8%
Texas Competitive Electric Holdings
Company LLC
4.720%, 10/10/2017	7,466,240	5,213,302	0.8%

TOTAL TERM LOANS (Cost $16,720,515)		$15,322,623

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	1,886,494	18,878,339	2.9%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,880,091)		$18,878,339

SHORT-TERM INVESTMENTS - 6.9%
U.S. Government * - 6.8%
0.007%, 08/29/2013 *	$2,600,000	$2,599,904	0.4%
0.046%, 09/19/2013 *	3,000,000	2,999,784	0.4%
0.070%, 11/07/2013 *	2,500,000	2,499,530	0.4%
0.075%, 10/24/2013 *	5,000,000	4,999,160	0.8%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS (continued)
U.S. Government * (continued)
0.082%, 10/10/2013 *	$5,000,000	$4,999,265	0.8%
0.085%, 10/17/2013 *	3,800,000	3,799,430	0.6%
0.100%, 08/15/2013 *	2,400,000	2,399,933	0.4%
0.103%, 09/26/2013 *	4,500,000	4,499,618	0.7%
0.104%, 09/12/2013 *	3,000,000	2,999,877	0.4%
0.105%, 08/08/2013 *	4,000,000	3,999,904	0.6%
0.110%, 09/05/2013 *	3,000,000	2,999,889	0.5%
0.112%, 07/05/2013 *	5,000,000	4,999,995	0.8%

		43,796,289
Repurchase Agreement - 0.1%		1,000,000	0.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $44,791,727)		$44,796,289

Total Investments (Mutual Shares Trust)
(Cost $570,846,292) - 103.5%		$668,476,904	103.5%
Other Assets And Liabilities, Net - (3.5%)		(22,760,778)	(3.5)%

TOTAL NET ASSETS - 100.0%		$645,716,126	100.0%

Natural Resources Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.3%
Energy - 57.3%
Anadarko Petroleum Corp.	25,700	$2,208,401	1.4%
ARC Resources, Ltd.	90,800	2,376,841	1.5%
Baker Hughes, Inc.	30,200	1,393,123	0.9%
BG Group PLC	235,858	4,025,386	2.6%
BP PLC, ADR	88,487	3,693,447	2.4%
Cabot Oil & Gas Corp.	32,600	2,315,252	1.5%
Chevron Corp.	26,862	3,178,849	2.1%
Concho Resources, Inc. (I)	37,728	3,158,588	2.0%
CONSOL Energy, Inc.	48,534	1,315,271	0.8%
Denbury Resources, Inc. (I)	177,813	3,079,721	2.0%
EOG Resources, Inc.	18,939	2,493,888	1.6%
EQT Corp.	19,364	1,536,921	1.0%
Exxon Mobil Corp.	23,174	2,093,771	1.4%
Halliburton Company	36,011	1,502,379	1.0%
Imperial Oil, Ltd.	70,702	2,701,523	1.7%
Laredo Petroleum Holdings, Inc. (I)	93,128	1,914,712	1.2%
MEG Energy Corp. (I)	51,400	1,409,016	0.9%
Occidental Petroleum Corp.	30,301	2,703,758	1.7%
Oil Search, Ltd.	599,530	4,209,810	2.7%
Ophir Energy PLC (I)	631,332	3,411,665	2.2%
Petroleo Brasileiro SA, ADR	114,502	1,536,617	1.0%
Peyto Exploration
& Development Corp.	123,906	3,581,575	2.3%
Phillips 66	40,760	2,401,172	1.6%
Pioneer Natural Resources Company	16,280	2,356,530	1.5%
Range Resources Corp.	28,992	2,241,661	1.4%
Rosetta Resources, Inc. (I)	54,048	2,298,121	1.5%
Southwestern Energy Company (I)	125,373	4,579,876	3.0%
Statoil ASA, ADR (L)	67,416	1,394,837	0.9%
Tullow Oil PLC	131,507	2,008,832	1.3%
OTHER SECURITIES		15,562,742	10.2%

		88,684,285
Financials - 0.0%		10,480	0.0%
Industrials - 2.0%
Mineral Resources, Ltd.	242,209	1,815,603	1.2%
OTHER SECURITIES		1,228,500	0.8%
		3,044,103

Materials - 35.3%
Antofagasta PLC	249,749	3,031,974	2.0%
BHP Billiton PLC	134,501	3,454,587	2.2%
Compass Minerals International, Inc.	27,491	2,323,814	1.5%
First Quantum Minerals, Ltd.	292,200	4,334,240	2.8%
FMC Corp.	26,492	1,617,602	1.0%
Glencore Xstrata PLC (I)	403,586	1,678,902	1.1%
Goldcorp, Inc.	135,527	3,351,583	2.2%
Iluka Resources, Ltd.	349,958	3,159,583	2.0%
LyondellBasell
Industries NV, Class A	34,761	2,303,264	1.5%
Martin Marietta Materials, Inc.	15,603	1,535,647	1.0%
Mitsui Chemicals, Inc.	752,000	1,698,633	1.1%
New Gold, Inc. (I)	237,179	1,522,689	1.0%
Nippon Steel Corp.	726,110	1,962,354	1.3%
Rio Tinto PLC	114,803	4,705,378	3.0%
Sociedad Quimica y Minera de
Chile SA, ADR	61,974	2,503,750	1.6%
The Mosaic Company	75,421	4,058,404	2.6%
Turquoise Hill Resources, Ltd. (I)	530,863	3,148,018	2.0%
OTHER SECURITIES		8,244,976	5.4%

		54,635,398
Utilities - 1.7%
Calpine Corp. (I)	128,150	2,720,625	1.7%

TOTAL COMMON STOCKS (Cost $157,177,434)		$149,094,891

RIGHTS - 0.0%
Energy - 0.0%		18,509	0.0%

TOTAL RIGHTS (Cost $19,630)		$18,509

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	133,248	1,333,424	0.8%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,333,529)		$1,333,424

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreement - 3.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/28/2013 at
0.250% to be repurchased at
$3,100,065 on 07/01/2013,
collateralized by $3,170,000
Federal National Mortgage
Association, 0.500% 10/22/2015
(valued at $3,162,096
including interest)	$3,100,000	$3,100,000	2.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$1,508,001 07/01/2013,
collateralized by $1,280,000
U.S. Treasury Bonds, 4.500% due
08/15/2039 (valued at $1,540,762,
including interest).	$1,508,000	$1,508,000	1.0%

		4,608,000

TOTAL SHORT-TERM
INVESTMENTS (Cost $4,608,000)		$4,608,000

Total Investments (Natural Resources Trust)
(Cost $163,138,593) - 100.1%		$155,054,824	100.1%
Other Assets And Liabilities, Net - (0.1%)		(218,598)	(0.1)%

TOTAL NET ASSETS - 100.0%		$154,836,226	100.0%

Real Estate Securities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.7%
Financials - 98.7%
Real Estate Investment Trusts - 98.7%
Diversified REITs - 9.7%
American Assets Trust, Inc.	70,773	$2,184,055	0.5%
Duke Realty Corp.	540,578	8,427,610	2.1%
Liberty Property Trust	181,489	6,707,833	1.7%
Select Income REIT	182,979	5,130,731	1.3%
Vornado Realty Trust	198,425	16,439,511	4.1%

		38,889,740
Industrial REITs - 4.3%
DCT Industrial Trust, Inc.	936,858	6,698,535	1.6%
Prologis, Inc.	284,363	10,726,172	2.7%

		17,424,707
Office REITs - 11.6%
Boston Properties, Inc.	170,163	17,947,094	4.5%
Digital Realty Trust, Inc.	113,809	6,942,349	1.8%
Douglas Emmett, Inc.	453,851	11,323,582	2.8%
DuPont Fabros Technology, Inc.	417,424	10,080,790	2.5%

		46,293,815
Residential REITs - 20.7%
American
Campus Communities, Inc.	217,381	8,838,711	2.2%
Associated Estates Realty Corp.	70,357	1,131,341	0.3%
AvalonBay Communities, Inc.	158,362	21,364,617	5.3%
BRE Properties, Inc.	5,208	260,504	0.1%
Camden Property Trust	157,586	10,895,496	2.7%
Colonial Properties Trust	49,450	1,192,734	0.3%
Education Realty Trust, Inc.	115,593	1,182,516	0.3%
Equity Residential	240,400	13,957,624	3.5%
Home Properties, Inc.	17,004	1,111,551	0.3%
Post Properties, Inc.	185,923	9,201,329	2.3%
Spirit Realty Capital, Inc.	193,487	3,428,590	0.8%
UDR, Inc.	404,626	10,313,917	2.6%

		82,878,930

Retail REITs - 26.3%
Acadia Realty Trust	171,180	4,226,434	1.1%
Alexander’s, Inc.	8,244	2,421,345	0.6%
CBL & Associates Properties, Inc.	250,054	5,356,157	1.3%
DDR Corp.	121,355	2,020,561	0.5%
Federal Realty Investment Trust	76,600	7,941,888	2.0%
Glimcher Realty Trust	778,312	8,499,167	2.1%
National Retail Properties, Inc.	160,179	5,510,158	1.4%
Regency Centers Corp.	206,722	10,503,545	2.6%
Simon Property Group, Inc.	268,106	42,339,300	10.6%
Taubman Centers, Inc.	148,500	11,159,775	2.8%
Weingarten Realty Investors	172,778	5,316,379	1.3%

		105,294,709
Specialized REITs - 26.1%
DiamondRock Hospitality Company	723,446	6,742,517	1.7%
Health Care REIT, Inc.	195,697	13,117,570	3.3%
Healthcare Realty Trust, Inc.	443,194	11,301,447	2.8%
Host Hotels & Resorts, Inc.	275,612	4,649,574	1.2%
LaSalle Hotel Properties	271,451	6,704,840	1.7%
LTC Properties, Inc.	96,447	3,766,255	0.9%
Medical Properties Trust, Inc.	128,450	1,839,404	0.4%
Pebblebrook Hotel Trust	118,271	3,057,305	0.8%
Public Storage	148,456	22,762,758	5.7%
Sunstone Hotel Investors, Inc. (I)	510,018	6,161,017	1.5%
Ventas, Inc.	350,182	24,323,642	6.1%

		104,426,329

TOTAL COMMON STOCKS (Cost $371,828,748)		$395,208,230

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 1.0%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$3,976,003 on 07/01/2013,
collateralized by $4,135,000
U.S. Treasury Notes, 0.625% due
08/31/2017 (valued at $4,057,469,
including interest)	$3,976,000	$3,976,000	1.0%
TOTAL SHORT-TERM
INVESTMENTS (Cost $3,976,000)		$3,976,000
Total Investments (Real Estate Securities Trust)
(Cost $375,804,748) - 99.7%		$399,184,230	99.7%
Other Assets And Liabilities, Net - 0.3%		1,267,090	0.3%

TOTAL NET ASSETS - 100.0%		$400,451,320	100.0%

Science & Technology Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 92.2%
Consumer Discretionary - 10.0%
Amazon.com, Inc. (I)	47,695	$13,244,425	3.8%
priceline.com, Inc. (I)	8,655	7,158,810	2.0%
Tesla Motors, Inc. (I)	83,962	9,020,033	2.6%
OTHER SECURITIES		5,601,097	1.6%

		35,024,365

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Health Care - 1.0%		$3,420,303	1.0%
Industrials - 0.7%		2,633,352	0.7%
Information Technology - 79.5%
Akamai Technologies, Inc. (I)	114,770	4,883,464	1.4%
Altera Corp.	133,200	4,394,268	1.3%
Angie’s List, Inc. (I)(L)	82,857	2,199,853	0.6%
Apple, Inc.	11,500	4,554,920	1.3%
Applied Materials, Inc.	354,010	5,278,289	1.5%
Aruba Networks, Inc. (I)(L)	201,535	3,095,578	0.9%
Aspen Technology, Inc. (I)	93,305	2,686,251	0.8%
Atmel Corp. (I)(L)	369,100	2,712,885	0.8%
Autodesk, Inc. (I)	173,777	5,897,991	1.7%
Avago Technologies, Ltd.	75,300	2,814,714	0.8%
Baidu, Inc., ADR (I)(L)	85,450	8,077,589	2.3%
Check Point
Software Technologies, Ltd. (I)(L)	82,600	4,103,568	1.2%
Cisco Systems, Inc.	648,160	15,756,770	4.5%
Citrix Systems, Inc. (I)	38,400	2,316,672	0.7%
Dell, Inc.	458,900	6,126,315	1.7%
eBay, Inc. (I)	44,360	2,294,299	0.7%
F5 Networks, Inc. (I)	36,600	2,518,080	0.7%
Facebook, Inc., Class A (I)	225,625	5,609,038	1.6%
Google, Inc., Class A (I)	25,980	22,872,013	6.5%
IPG Photonics Corp. (L)	53,300	3,236,909	0.9%
Jabil Circuit, Inc.	113,500	2,313,130	0.7%
Marvell Technology Group, Ltd.	187,270	2,192,932	0.6%
Mastercard, Inc., Class A	4,145	2,381,303	0.7%
MediaTek, Inc.	195,000	2,254,109	0.6%
Mellanox Technologies, Ltd. (I)(L)	66,600	3,296,700	0.9%
Micron Technology, Inc. (I)(L)	439,160	6,293,163	1.8%
Microsoft Corp.	754,990	26,069,805	7.4%
NetEase.com, Inc., ADR (L)	50,170	3,169,239	0.9%
NXP Semiconductor NV (I)	79,800	2,472,204	0.7%
ON Semiconductor Corp. (I)	428,200	3,459,856	1.0%
Oracle Corp.	91,900	2,823,168	0.8%
Qihoo 360 Technology
Company, Ltd., ADR (I)	50,425	2,328,122	0.7%
QUALCOMM, Inc.	91,370	5,580,880	1.6%
RealD, Inc. (I)(L)	170,100	2,364,390	0.7%
Red Hat, Inc. (I)	123,900	5,924,898	1.7%
Salesforce.com, Inc. (I)(L)	73,600	2,810,048	0.8%
SanDisk Corp. (I)	114,010	6,966,011	2.0%
Seagate Technology PLC	90,800	4,070,564	1.2%
ServiceNow, Inc. (I)	52,800	2,132,592	0.6%
SINA Corp. (I)	38,000	2,117,740	0.6%
VeriSign, Inc. (I)(L)	51,200	2,286,592	0.7%
Visa, Inc., Class A (L)	30,265	5,530,929	1.6%
Western Digital Corp.	101,960	6,330,696	1.8%
Xilinx, Inc.	89,860	3,559,355	1.0%
OTHER SECURITIES		58,857,697	16.5%

		279,015,589
Materials - 0.7%		2,392,868	0.7%
Telecommunication Services - 0.3%		1,224,040	0.3%

TOTAL COMMON STOCKS (Cost $285,517,865)		$323,710,517

PREFERRED SECURITIES - 1.0%
Information Technology - 1.0%
Twitter, Inc., Series E (I)(R)	$125,031	2,273,064	0.6%
OTHER SECURITIES		1,106,020	0.4%

		3,379,084

TOTAL PREFERRED SECURITIES (Cost $1,693,195)		$3,379,084

INVESTMENT COMPANIES - 0.3%
Information Technology - 0.3%		1,018,647	0.3%

TOTAL INVESTMENT COMPANIES (Cost $991,993)		$1,018,647

SECURITIES LENDING COLLATERAL - 12.7%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	4,471,824	44,749,993	12.7%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $44,753,234)		$44,749,993

SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 3.0%
T.Rowe Price Prime Reserve
Fund, 0.0501% (Y)	10,002,133	10,002,133	2.8%
OTHER SECURITIES		603,018	0.2%

		10,605,151
Repurchase Agreement - 3.3%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$11,580,010 on 07/01/2013,
collateralized by $10,995,000
U.S. Treasury Notes, 4.000% due
02/15/2015 (valued at
$11,814,139, including interest)	$11,580,000	$11,580,000	3.3%

TOTAL SHORT-TERM
INVESTMENTS (Cost $22,185,151)		$22,185,151

Total Investments (Science & Technology Trust)
(Cost $355,141,438) - 112.5%		$395,043,392	112.5%
Other Assets And Liabilities, Net - (12.5%)		(43,939,463)	(12.5)%

TOTAL NET ASSETS - 100.0%		$351,103,929	100.0%

Small Cap Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.9%
Consumer Discretionary - 18.5%
Bloomin’ Brands, Inc. (I)	255,007	$6,344,574	1.4%
Buffalo Wild Wings, Inc. (I)(L)	49,360	4,845,178	1.1%
DSW, Inc., Class A	59,180	4,347,955	1.0%
Francesca’s Holdings Corp. (I)(L)	157,852	4,386,707	1.0%
HSN, Inc. (L)	87,885	4,721,182	1.1%
Life Time Fitness, Inc. (I)(L)	82,484	4,133,273	0.9%
Pier 1 Imports, Inc. (L)	230,911	5,424,099	1.2%
Taylor Morrison Home Corp. (I)	179,712	4,381,379	1.0%
Tenneco, Inc. (I)(L)	152,742	6,916,159	1.6%
OTHER SECURITIES		36,332,530	8.2%

		81,833,036
Consumer Staples - 3.0%
Spectrum Brands Holdings, Inc.	74,492	4,236,360	1.0%
OTHER SECURITIES		8,896,237	2.0%

		13,132,597
Energy - 4.3%
SemGroup Corp., Class A	89,480	4,819,393	1.1%
OTHER SECURITIES		14,439,749	3.2%

		19,259,142

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials - 3.5%
Financial Engines, Inc. (L)	95,990	$4,376,184	1.0%
OTHER SECURITIES		11,324,110	2.5%
		15,700,294
Health Care - 11.6%
Covance, Inc. (I)	64,590	4,917,883	1.1%
Salix Pharmaceuticals, Ltd. (I)	67,210	4,445,942	1.0%
OTHER SECURITIES		41,736,861	9.5%
		51,100,686
Industrials - 19.5%
Applied Industrial Technologies, Inc.	84,567	4,087,123	0.9%
Armstrong World Industries, Inc. (I)	104,589	4,998,308	1.1%
Avis Budget Group, Inc. (I)	141,950	4,081,063	0.9%
Briggs & Stratton Corp. (L)	201,439	3,988,492	0.9%
DigitalGlobe, Inc. (I)	151,683	4,703,690	1.1%
Moog, Inc., Class A (I)	93,472	4,816,612	1.1%
Old Dominion Freight Line, Inc. (I)	108,905	4,532,626	1.0%
On Assignment, Inc. (I)	151,708	4,053,638	0.9%
Owens Corning, Inc. (I)	115,389	4,509,402	1.0%
Spirit Airlines, Inc. (I)	136,470	4,335,652	1.0%
Teledyne Technologies, Inc. (I)	51,523	3,985,304	0.9%
TrueBlue, Inc. (I)	197,304	4,153,249	0.9%
WageWorks, Inc. (I)	200,088	6,893,032	1.6%
OTHER SECURITIES		26,866,565	6.2%
		86,004,756
Information Technology - 30.9%
Cadence Design Systems, Inc. (I)(L)	441,152	6,387,881	1.4%
Concur Technologies, Inc. (I)(L)	70,460	5,734,035	1.3%
Dealertrack Technologies, Inc. (I)(L)	140,180	4,966,577	1.1%
FleetMatics Group PLC (I)(L)	188,190	6,253,554	1.4%
Heartland Payment Systems, Inc. (L)	142,623	5,312,707	1.2%
IAC/InterActiveCorp	114,205	5,431,590	1.2%
Imperva, Inc. (I)(L)	121,734	5,482,899	1.2%
Ixia (I)(L)	237,048	4,361,683	1.0%
JDS Uniphase Corp. (I)	398,740	5,733,881	1.3%
Lattice Semiconductor Corp. (I)	767,998	3,893,750	0.9%
Pandora Media, Inc. (I)(L)	274,986	5,059,742	1.1%
ServiceNow, Inc. (I)	103,597	4,184,283	0.9%
Shutterstock, Inc. (I)(L)	82,729	4,614,624	1.0%
Trulia, Inc. (I)(L)	160,800	4,999,272	1.1%
Ultratech, Inc. (I)	120,220	4,414,478	1.0%
Verint Systems, Inc. (I)	144,950	5,141,377	1.2%
Web.com Group, Inc. (I)(L)	307,950	7,883,520	1.8%
WNS Holdings, Ltd., ADR (I)	243,120	4,057,673	0.9%
OTHER SECURITIES		42,500,183	9.9%
		136,413,709
Materials - 5.6%
Headwaters, Inc. (I)	469,910	4,154,004	0.9%
KapStone Paper
and Packaging Corp.	210,938	8,475,489	1.9%
Louisiana-Pacific Corp. (I)	274,306	4,056,986	0.9%
OTHER SECURITIES		8,127,865	1.9%

		24,814,344

TOTAL COMMON STOCKS (Cost $359,383,576)		$428,258,564

INVESTMENT COMPANIES - 1.0%
Financials - 1.0%
iShares Russell 2000 Growth
Index Fund (L)	39,251	4,376,879	1.0%

TOTAL INVESTMENT
COMPANIES (Cost $4,124,520)		$4,376,879

SECURITIES LENDING COLLATERAL - 26.0%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	11,463,610	114,717,491	26.0%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $114,731,003)		$114,717,491

SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreement - 2.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/28/2013 at
0.250% to be repurchased at
$8,800,183 on 07/01/2013,
collateralized by $8,999,000
Federal National Mortgage
Association, 0.500% due
10/22/2015 (valued at $8,976,562
including interest),	$8,800,000	$8,800,000	2.0%

TOTAL SHORT-TERM
INVESTMENTS (Cost $8,800,000)		$8,800,000

Total Investments (Small Cap Growth Trust)
(Cost $487,039,099) - 125.9%		$556,152,934	125.9%
Other Assets And Liabilities, Net - (25.9%)		(114,400,293)	(25.9)%

TOTAL NET ASSETS - 100.0%		$441,752,641	100.0%

Small Cap Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.1%
Consumer Discretionary - 14.1%
Brunswick Corp. (L)	23,689	$756,864	0.2%
Dana Holding Corp.	37,883	729,620	0.2%
Fifth & Pacific Companies, Inc. (I)	31,019	692,964	0.2%
Sotheby’s	17,504	663,577	0.2%
Tenneco, Inc. (I)	15,734	712,436	0.2%
Wolverine World Wide, Inc. (L)	12,929	706,053	0.2%
OTHER SECURITIES		48,746,219	12.9%

		53,007,733
Consumer Staples - 3.7%
The Hain
Celestial Group, Inc. (I)(L)	10,047	652,754	0.2%
United Natural Foods, Inc. (I)	12,666	683,837	0.2%
OTHER SECURITIES		12,802,270	3.3%

		14,138,861
Energy - 5.4%
Lufkin Industries, Inc. (L)	8,751	774,201	0.2%
Rosetta Resources, Inc. (I)	15,921	676,961	0.2%
OTHER SECURITIES		18,966,027	5.0%

		20,417,189

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials - 22.6%
CNO Financial Group, Inc.	57,848	$749,710	0.2%
FirstMerit Corp.	43,648	874,269	0.2%
Hancock Holding Company	21,961	660,367	0.2%
Highwoods Properties, Inc.	21,554	767,538	0.2%
Portfolio
Recovery Associates, Inc. (I)	4,388	674,128	0.2%
Prospect Capital Corp.	62,145	671,166	0.2%
Prosperity Bancshares, Inc. (L)	15,428	799,016	0.2%
RLJ Lodging Trust	32,299	726,405	0.2%
OTHER SECURITIES		79,321,820	21.0%

		85,244,419
Health Care - 11.9%
Align Technology, Inc. (I)	19,051	705,649	0.2%
athenahealth, Inc. (I)(L)	9,533	807,636	0.2%
Centene Corp. (I)	14,090	739,161	0.2%
HealthSouth Corp. (I)	22,344	643,507	0.2%
Isis Pharmaceuticals, Inc. (I)(L)	29,126	782,616	0.2%
PAREXEL International Corp. (I)	14,677	674,261	0.2%
STERIS Corp.	15,210	652,205	0.2%
Team Health Holdings, Inc. (I)	17,787	730,512	0.2%
OTHER SECURITIES		39,088,414	10.3%

		44,823,961
Industrials - 13.8%
Acuity Brands, Inc.	10,954	827,246	0.2%
Chart Industries, Inc. (I)(L)	7,953	748,298	0.2%
CLARCOR, Inc.	12,448	649,910	0.2%
EMCOR Group, Inc.	17,201	699,221	0.2%
HEICO Corp. (L)	13,768	693,494	0.2%
Middleby Corp. (I)(L)	4,826	820,854	0.2%
Teledyne Technologies, Inc. (I)	9,540	737,919	0.2%
US Airways Group, Inc. (I)(L)	42,054	690,527	0.2%
Woodward, Inc. (L)	17,698	707,920	0.2%
OTHER SECURITIES		45,603,815	12.0%

		52,179,204
Information Technology - 16.8%
Aspen Technology, Inc. (I)	24,122	694,472	0.2%
CommVault Systems, Inc. (I)	12,084	917,055	0.2%
CoStar Group, Inc. (I)	7,353	949,052	0.3%
FEI Company	10,013	730,849	0.2%
MAXIMUS, Inc.	8,734	650,508	0.2%
PTC, Inc. (I)	30,535	749,024	0.2%
QLIK Technologies, Inc. (I)	22,803	644,641	0.2%
Ultimate Software Group, Inc. (I)	7,232	848,241	0.2%
ViaSat, Inc. (I)(L)	10,273	734,109	0.2%
WEX, Inc. (I)(L)	9,986	765,926	0.2%
OTHER SECURITIES		55,809,101	14.7%

		63,492,978
Materials - 4.8%
Axiall Corp.	18,059	768,952	0.2%
PolyOne Corp.	25,695	636,722	0.2%
OTHER SECURITIES		16,630,667	4.4%

		18,036,341
Telecommunication Services - 0.8%		2,916,328	0.8%
Utilities - 3.2%
Cleco Corp.	15,451	717,390	0.2%
Piedmont Natural
Gas Company, Inc. (L)	19,114	644,906	0.2%

OTHER SECURITIES		10,581,269	2.8%

		11,943,565

TOTAL COMMON STOCKS (Cost $258,177,819)		$366,200,579

Investment Companies 0.0%		49,014	0.0%

TOTAL INVESTMENT COMPANIES (Cost $44,438)		$49,014

RIGHTS - 0.0%
Consumer Discretionary - 0.0%		836	0.0%

TOTAL RIGHTS (Cost $0)		$836

Warrants 0.0%		438	0.0%

TOTAL WARRANTS (Cost $0)		$438

ESCROW CERTIFICATES - 0.0%
Health Care - 0.0%		0	0.0%

TOTAL ESCROW CERTIFICATES (Cost $0)		$—

SECURITIES LENDING COLLATERAL - 21.5%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	8,085,721	80,914,618	21.5%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $80,921,453)		$80,914,618

SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreement - 2.5%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$9,415,008 on 07/01/2013,
collateralized by $7,980,000
U.S. Treasury Bonds, 4.500% due
08/15/2039 (valued at $9,605,694,
including interest)	$9,415,000	$9,415,000	2.5%

TOTAL SHORT-TERM
INVESTMENTS (Cost $9,415,000)		$9,415,000

Total Investments (Small Cap Index Trust)
(Cost $348,558,710) - 121.1%		$456,580,485	121.1%
Other Assets And Liabilities, Net - (21.1%)		(79,499,122)	(21.1)%

TOTAL NET ASSETS - 100.0%		$377,081,363	100.0%

Small Cap Opportunities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 98.7%
Consumer Discretionary - 14.4%
Bally Technologies, Inc. (I)(L)	15,445	$871,407	0.5%
DineEquity, Inc.	13,137	904,745	0.5%
La-Z-Boy, Inc.	53,811	1,090,749	0.7%
Nexstar Broadcasting
Group, Inc., Class A	26,445	937,740	0.6%
Red Robin Gourmet Burgers, Inc. (I)	19,151	1,056,752	0.6%
The Interpublic Group
of Companies, Inc.	58,993	858,348	0.5%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Thor Industries, Inc. (L)	20,335	$1,000,075	0.6%
TRW Automotive Holdings Corp. (I)	12,935	859,401	0.5%
OTHER SECURITIES		16,569,616	9.9%

		24,148,833
Consumer Staples - 3.3%		5,579,004	3.3%
Energy - 8.4%
Helix Energy
Solutions Group, Inc. (I)	51,143	1,178,335	0.7%
Targa Resources Corp.	13,291	855,010	0.5%
Tesoro Corp.	17,574	919,472	0.5%
OTHER SECURITIES		11,043,799	6.7%

		13,996,616
Financials - 23.3%
American Financial Group, Inc.	30,955	1,514,009	0.9%
Arthur J. Gallagher & Company	19,318	844,003	0.5%
Boston Private
Financial Holdings, Inc. (L)	81,190	863,862	0.5%
E*TRADE Financial Corp. (I)	94,328	1,194,192	0.7%
East West Bancorp, Inc.	31,531	867,103	0.5%
Susquehanna Bancshares, Inc.	85,014	1,092,430	0.7%
Webster Financial Corp.	33,574	862,180	0.5%
Wintrust Financial Corp. (L)	24,438	935,487	0.6%
Zions Bancorporation (L)	36,755	1,061,484	0.6%
OTHER SECURITIES		29,801,745	17.8%

		39,036,495
Health Care - 9.5%
Amsurg Corp. (I)	30,288	1,063,109	0.6%
LifePoint Hospitals, Inc. (I)	23,940	1,169,230	0.7%
Teleflex, Inc.	12,418	962,271	0.6%
Universal Health
Services, Inc., Class B	13,365	894,920	0.5%
Wright Medical Group, Inc. (I)	41,315	1,082,866	0.6%
OTHER SECURITIES		10,664,806	6.5%

		15,837,202
Industrials - 16.6%
EnerSys, Inc. (L)	20,732	1,016,697	0.6%
Interface, Inc. (L)	54,593	926,443	0.6%
Old Dominion Freight Line, Inc. (I)	23,161	963,961	0.6%
Team, Inc. (I)	22,712	859,649	0.5%
Trex Company, Inc. (I)	18,759	890,865	0.5%
Trimas Corp. (I)	27,901	1,040,149	0.6%
Valmont Industries, Inc.	5,923	847,522	0.5%
Waste Connections, Inc. (L)	23,470	965,556	0.6%
Watts Water
Technologies, Inc., Class A	21,501	974,855	0.6%
OTHER SECURITIES		19,348,428	11.5%

		27,834,125
Information Technology - 14.7%
ARRIS Group, Inc. (I)	67,190	964,177	0.6%
Cadence Design Systems, Inc. (I)(L)	62,085	898,991	0.5%
Cray, Inc. (I)	50,339	988,658	0.6%
Fairchild
Semiconductor
International, Inc. (I)	63,913	881,999	0.5%
Jack Henry & Associates, Inc.	18,732	882,839	0.5%
Sanmina Corp. (I)	75,196	1,079,063	0.6%
Semtech Corp. (I)	27,731	971,417	0.6%
SS&C
Technologies Holdings, Inc. (I)	31,411	1,033,422	0.6%
ValueClick, Inc. (I)	44,352	1,094,607	0.7%
OTHER SECURITIES		15,877,051	9.5%

		24,672,224
Materials - 7.3%
Eagle Materials, Inc.	13,532	896,766	0.5%
Graphic Packaging
Holding Company (I)	148,101	1,146,302	0.7%
PolyOne Corp.	49,813	1,234,366	0.7%
Schweitzer-
Mauduit International, Inc.	20,326	1,013,861	0.6%
OTHER SECURITIES		7,913,201	4.8%

		12,204,496
Telecommunication Services - 0.5%		890,587	0.5%
Utilities - 0.7%
UGI Corp.	26,127	1,021,827	0.6%
OTHER SECURITIES		125,492	0.1%

		1,147,319

TOTAL COMMON STOCKS (Cost $118,973,308)		$165,346,901

Rights 0.0%		874	0.0%

TOTAL RIGHTS (Cost $0)		$874

SECURITIES LENDING COLLATERAL - 14.8%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,479,012	24,807,722	14.8%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,810,372)		$24,807,722

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid
Reserves Fund, 0.0914% (Y)	1,477,960	1,477,960	0.9%

TOTAL SHORT-TERM
INVESTMENTS (Cost $1,477,960)		$1,477,960

Total Investments (Small Cap Opportunities Trust)
(Cost $145,261,640) - 114.4%		$191,633,457	114.4%
Other Assets And Liabilities, Net - (14.4%)		(24,099,437)	(14.4)%

TOTAL NET ASSETS - 100.0%		$167,534,020	100.0%

Small Cap Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 95.7%
Consumer Discretionary - 13.1%
Arbitron, Inc.	164,900	$7,659,605	1.1%
Ascena Retail Group, Inc. (I)	667,160	11,641,942	1.6%
CEC Entertainment, Inc. (L)	333,640	13,692,586	1.9%
Fred’s, Inc., Class A (L)	698,822	10,824,753	1.5%
Helen of Troy, Ltd. (I)	303,520	11,646,062	1.6%
Matthews
International Corp., Class A (L)	295,580	11,143,365	1.6%
Stage Stores, Inc. (L)	351,589	8,262,342	1.2%
The Cato Corp., Class A (L)	497,346	12,413,756	1.8%
OTHER SECURITIES		5,236,775	0.8%

		92,521,186

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Staples - 2.1%
Casey’s General Stores, Inc. (L)	151,680	$9,125,069	1.3%
OTHER SECURITIES		5,787,570	0.8%

		14,912,639
Energy - 6.0%
Scorpio Tankers, Inc.	1,510,600	13,565,188	1.9%
SEACOR Holdings, Inc. (L)	113,938	9,462,551	1.3%
OTHER SECURITIES		19,217,772	2.8%

		42,245,511
Financials - 20.5%
Assured Guaranty, Ltd.	347,167	7,658,504	1.1%
Campus Crest Communities, Inc.	665,137	7,675,681	1.1%
First Midwest Bancorp, Inc.	727,921	9,987,076	1.4%
First Niagara Financial Group, Inc.	731,702	7,368,239	1.0%
International Bancshares Corp.	519,740	11,735,729	1.7%
MB Financial, Inc.	278,878	7,473,930	1.1%
Northwest Bancshares, Inc. (L)	813,530	10,990,790	1.6%
Platinum
Underwriters Holdings, Ltd.	121,989	6,980,211	1.0%
Primerica, Inc.	290,790	10,887,178	1.5%
Webster Financial Corp. (L)	480,420	12,337,186	1.7%
OTHER SECURITIES		51,381,519	7.3%

		144,476,043
Health Care - 10.1%
Allscripts
Healthcare Solutions, Inc. (I)	575,200	7,443,088	1.1%
Amsurg Corp. (I)	335,070	11,760,957	1.7%
Charles River
Laboratories International, Inc. (I)	377,980	15,508,519	2.2%
ICON PLC (I)	328,200	11,628,126	1.6%
ICU Medical, Inc. (I)(L)	134,840	9,716,570	1.4%
STERIS Corp.	194,140	8,324,723	1.2%
OTHER SECURITIES		6,766,346	0.9%

		71,148,329
Industrials - 22.5%
ACCO Brands Corp. (I)(L)	1,270,210	8,078,536	1.1%
Albany International Corp., Class A	417,184	13,758,728	1.9%
Atlas Air
Worldwide Holdings, Inc. (I)	203,520	8,906,035	1.3%
Belden, Inc.	436,429	21,790,900	3.1%
Carlisle Companies, Inc.	145,096	9,040,932	1.3%
Cubic Corp.	188,050	9,045,205	1.3%
ESCO Technologies, Inc.	272,032	8,808,396	1.2%
G&K Services, Inc., Class A	279,350	13,297,060	1.9%
GATX Corp. (L)	248,950	11,807,699	1.7%
Mueller Industries, Inc.	283,530	14,298,418	2.0%
United Stationers, Inc. (L)	431,878	14,489,507	2.1%
UTi Worldwide, Inc.	453,030	7,461,404	1.1%
OTHER SECURITIES		18,086,075	2.5%

		158,868,895
Information Technology - 10.0%
Diebold, Inc.	353,870	11,921,880	1.7%
Forrester Research, Inc.	298,193	10,940,701	1.5%
MTS Systems Corp. (L)	151,628	8,582,145	1.2%
ScanSource, Inc. (I)	242,200	7,750,400	1.1%
Verint Systems, Inc. (I)	191,500	6,792,505	1.0%
Zebra
Technologies Corp., Class A (I)	178,060	7,734,926	1.1%
OTHER SECURITIES		17,019,679	2.4%

		70,742,236

Materials - 7.0%
Aptargroup, Inc. (L)	149,668	8,263,170	1.2%
Deltic Timber Corp. (L)	137,366	7,942,502	1.1%
Innospec, Inc.	212,270	8,529,009	1.2%
OTHER SECURITIES		25,126,623	3.5%

		49,861,304
Utilities - 4.4%
Atmos Energy Corp.	189,390	7,776,353	1.1%
OTHER SECURITIES		23,231,056	3.3%

		31,007,409

TOTAL COMMON STOCKS (Cost $479,122,454)		$675,783,552

SECURITIES LENDING COLLATERAL - 7.3%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	5,127,389	51,310,296	7.3%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $51,317,294)		$51,310,296

SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreement - 4.1%
Bank of America Tri-Party
Repurchase Agreement dated
06/28/2013 at 0.130% to be
repurchased at $29,000,314 on
07/01/13, collateralized by $
29,763,718 Government National
Mortgage Association, 3.000%
due 10/15/2042 (valued at $
29,580,001, including interest)	$29,000,000	$29,000,000	4.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $29,000,000)		$29,000,000

Total Investments (Small Cap Value Trust)
(Cost $559,439,748) - 107.1%		$756,093,848	107.1%
Other Assets And Liabilities, Net - (7.1%)		(50,048,894)	(7.1)%

TOTAL NET ASSETS - 100.0%		$706,044,954	100.0%

Small Company Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.7%
Consumer Discretionary - 16.0%
Domino’s Pizza, Inc.	20,614	$1,198,704	1.1%
DSW, Inc., Class A	14,467	1,062,890	0.9%
Jack in the Box, Inc. (I)	27,352	1,074,660	1.0%
Penn National Gaming, Inc. (I)(L)	23,216	1,227,197	1.1%
Pool Corp.	22,499	1,179,173	1.0%
Sinclair Broadcast
Group, Inc., Class A	43,685	1,283,465	1.1%
Tenneco, Inc. (I)	25,389	1,149,614	1.0%
Tractor Supply Company	9,208	1,082,953	1.0%
OTHER SECURITIES		8,776,786	7.8%

		18,035,442
Consumer Staples - 2.4%
B&G Foods, Inc. (L)	27,569	938,724	0.8%
Lancaster Colony Corp.	12,482	973,471	0.9%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Staples (continued)
OTHER SECURITIES		$744,465	0.7%

		2,656,660
Energy - 6.6%
Dril-Quip, Inc. (I)	11,547	1,042,579	0.9%
Oasis Petroleum, Inc. (I)(L)	26,506	1,030,288	0.9%
OTHER SECURITIES		5,401,981	4.8%

		7,474,848
Financials - 10.0%
Affiliated Managers Group, Inc. (I)	7,450	1,221,353	1.1%
Corrections Corp. of America	33,611	1,138,405	1.0%
PrivateBancorp, Inc.	45,456	964,122	0.9%
SEI Investments Company	34,191	972,050	0.9%
Stifel Financial Corp. (I)(L)	30,462	1,086,580	1.0%
SVB Financial Group (I)	12,784	1,065,163	0.9%
OTHER SECURITIES		4,893,201	4.2%

		11,340,874
Health Care - 18.0%
Centene Corp. (I)	21,255	1,115,037	1.0%
Chemed Corp. (L)	13,403	970,779	0.9%
Health Management
Associates, Inc., Class A (I)	66,761	1,049,483	0.9%
Jazz Pharmaceuticals PLC (I)	14,113	969,986	0.9%
PAREXEL International Corp. (I)(L)	30,577	1,404,707	1.2%
Salix Pharmaceuticals, Ltd. (I)	15,714	1,039,481	0.9%
STERIS Corp.	22,747	975,391	0.9%
United Therapeutics Corp. (I)(L)	14,693	967,093	0.9%
VCA Antech, Inc. (I)	36,299	947,041	0.8%
OTHER SECURITIES		10,907,152	9.6%

		20,346,150
Industrials - 15.9%
Acuity Brands, Inc.	12,882	972,849	0.9%
AO Smith Corp.	29,908	1,085,062	1.0%
Crane Company	15,880	951,530	0.8%
Kirby Corp. (I)	13,357	1,062,416	0.9%
Lincoln Electric Holdings, Inc.	20,089	1,150,497	1.0%
MasTec, Inc. (I)(L)	30,835	1,014,472	0.9%
WABCO Holdings, Inc. (I)	12,615	942,214	0.8%
Wabtec Corp.	22,014	1,176,208	1.0%
Watsco, Inc. (L)	11,167	937,581	0.8%
OTHER SECURITIES		8,714,516	7.8%

		18,007,345
Information Technology - 23.5%
ANSYS, Inc. (I)	12,927	944,964	0.8%
Aspen Technology, Inc. (I)	47,948	1,380,423	1.2%
CommVault Systems, Inc. (I)	12,827	973,441	0.9%
CoStar Group, Inc. (I)(L)	15,512	2,002,134	1.8%
Informatica Corp. (I)	31,682	1,108,236	1.0%
Interactive Intelligence Group (I)	18,547	957,025	0.8%
Littelfuse, Inc.	14,356	1,071,101	0.9%
Manhattan Associates, Inc. (I)	21,454	1,655,391	1.5%
Semtech Corp. (I)	27,316	956,879	0.8%
ValueClick, Inc. (I)	51,167	1,262,802	1.1%
OTHER SECURITIES		14,271,984	12.7%

		26,584,380
Materials - 3.2%		3,607,773	3.2%
Telecommunication Services - 1.2%
SBA
Communications Corp.,
Class A (I)(L)	18,424	1,365,587	1.2%

Utilities - 0.9%
ITC Holdings Corp. (L)	10,404	949,885	0.9%

Total Common Stocks (Cost $77,183,620)		$110,368,944

SECURITIES LENDING COLLATERAL - 18.4%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,081,356	20,828,341	18.4%

Total Securities Lending Collateral (Cost $20,830,677)		$20,828,341

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
State Street Institutional Liquid
Reserves Fund, 0.0914% (Y)	2,171,843	2,171,843	1.9%

Total Short-Term Investments (Cost $2,171,843)		$2,171,843

Total Investments (Small Company Growth Trust)
(Cost $100,186,140) - 118.0%		$133,369,128	118.0%
Other Assets And Liabilities, Net - (18.0%)		(20,368,493)	(18.0)%

TOTAL NET ASSETS - 100.0%		$113,000,635	100.0%

Small Company Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 97.8%
Consumer Discretionary - 15.1%
Aaron’s, Inc.	257,400	$7,209,774	1.9%
Ascent Capital
Group, Inc., Class A (I)	36,200	2,826,134	0.7%
Drew Industries, Inc.	104,300	4,101,075	1.1%
Matthews
International Corp., Class A (L)	85,100	3,208,270	0.8%
Meritage Homes Corp. (I)	93,700	4,062,832	1.1%
Pool Corp.	85,000	4,454,850	1.2%
The Men’s Wearhouse, Inc.	84,100	3,183,185	0.8%
Winnebago Industries, Inc. (I)(L)	130,600	2,741,294	0.7%
OTHER SECURITIES		26,170,407	6.8%

		57,957,821
Consumer Staples - 0.6%		2,250,099	0.6%
Energy - 5.4%
Oasis Petroleum, Inc. (I)(L)	97,800	3,801,486	1.0%
OTHER SECURITIES		16,862,244	4.4%

		20,663,730
Financials - 24.1%
Ares Capital Corp.	213,200	3,667,040	1.0%
CBL & Associates Properties, Inc.	162,000	3,470,040	0.9%
East West Bancorp, Inc.	234,088	6,437,420	1.7%
Glacier Bancorp, Inc.	153,600	3,408,384	0.9%
Hercules Technology
Growth Capital, Inc.	205,600	2,866,064	0.7%
Home BancShares, Inc.	196,000	5,090,120	1.3%
Kilroy Realty Corp.	75,500	4,002,255	1.0%
Markel Corp. (I)	6,550	3,451,523	0.9%
National Interstate Corp.	105,500	3,085,875	0.8%
ProAssurance Corp.	169,100	8,820,256	2.3%
Signature Bank (I)(L)	36,700	3,046,834	0.8%
SVB Financial Group (I)	79,100	6,590,612	1.7%
Wintrust Financial Corp. (L)	92,600	3,544,728	0.9%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
OTHER SECURITIES		$34,849,090	9.2%

		92,330,241
Health Care - 3.9%
West Pharmaceutical Services, Inc.	62,100	4,363,146	1.1%
OTHER SECURITIES		10,544,526	2.8%

		14,907,672
Industrials - 24.9%
Alaska Air Group, Inc. (I)	92,200	4,794,400	1.3%
Beacon Roofing Supply, Inc. (I)(L)	187,500	7,102,500	1.9%
Belden, Inc.	78,100	3,899,533	1.0%
G&K Services, Inc., Class A	69,600	3,312,960	0.9%
Genesee &
Wyoming, Inc., Class A (I)(L)	82,500	6,999,300	1.8%
IDEX Corp. (L)	59,600	3,207,076	0.8%
Kirby Corp. (I)(L)	76,200	6,060,948	1.6%
Landstar System, Inc.	137,400	7,076,100	1.8%
McGrath RentCorp. (L)	132,200	4,515,952	1.2%
Mine Safety Appliances Company	69,700	3,244,535	0.8%
Nordson Corp.	73,800	5,115,078	1.3%
On Assignment, Inc. (I)	114,800	3,067,456	0.8%
Waste Connections, Inc. (L)	74,100	3,048,474	0.8%
Woodward, Inc. (L)	87,600	3,504,000	0.9%
OTHER SECURITIES		30,312,533	8.0%

		95,260,845
Information Technology - 9.6%
Ixia (I)	165,000	3,036,000	0.8%
Littelfuse, Inc.	55,200	4,118,472	1.1%
Progress Software Corp. (I)(L)	132,700	3,053,427	0.8%
SYNNEX Corp. (I)(L)	73,400	3,103,352	0.8%
OTHER SECURITIES		23,545,487	6.1%

		36,856,738
Materials - 9.5%
Aptargroup, Inc.	90,500	4,996,505	1.3%
Carpenter Technology Corp.	64,800	2,920,536	0.8%
Clearwater Paper Corp. (I)	67,800	3,190,668	0.8%
Innospec, Inc.	126,100	5,066,698	1.3%
OTHER SECURITIES		20,136,259	5.3%

		36,310,666
Telecommunication Services - 0.5%		2,070,005	0.5%
Utilities - 4.2%
Cleco Corp.	88,800	4,122,984	1.1%
El Paso Electric Company	81,000	2,860,110	0.7%
Southwest Gas Corp.	61,900	2,896,301	0.8%
OTHER SECURITIES		6,367,707	1.6%

		16,247,102

TOTAL COMMON STOCKS (Cost $257,233,816)		$374,854,919

Investment Companies 0.3%		1,314,270	0.3%

TOTAL INVESTMENT COMPANIES (Cost $906,911)		$1,314,270

SECURITIES LENDING COLLATERAL - 16.2%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	6,208,574	62,129,824	16.2%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,135,551)		$62,129,824

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
T.Rowe Price Reserve Investment
Fund, 0.0501% (Y)	5,550,726	5,550,726	1.4%
OTHER SECURITIES		450,001	0.2%

		6,000,727

TOTAL SHORT-TERM
INVESTMENTS (Cost $6,000,727)		$6,000,727

Total Investments (Small Company Value Trust)
(Cost $326,277,005) - 115.9%		$444,299,740	115.9%
Other Assets And Liabilities, Net - (15.9%)		(60,888,653)	(15.9)%

TOTAL NET ASSETS - 100.0%		$383,411,087	100.0%

Smaller Company Growth Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.7%
Consumer Discretionary - 14.2%
Harley-Davidson, Inc.	44,180	$2,421,948	1.1%
IMAX Corp. (I)(L)	80,100	1,991,286	0.9%
K12, Inc. (I)	97,010	2,548,453	1.1%
Select Comfort Corp. (I)(L)	66,904	1,676,614	0.7%
Shutterfly, Inc. (I)(L)	18,163	1,013,314	0.4%
Tenneco, Inc. (I)	37,318	1,689,759	0.7%
Vera Bradley, Inc. (I)(L)	81,100	1,756,626	0.8%
OTHER SECURITIES		19,116,367	8.5%

		32,214,367
Consumer Staples - 2.4%		5,445,429	2.4%
Energy - 6.7%
Atwood Oceanics, Inc. (I)	45,725	2,379,986	1.0%
Bonanza Creek Energy, Inc. (I)	55,100	1,953,846	0.9%
Carrizo Oil & Gas, Inc. (I)(L)	97,487	2,761,807	1.2%
InterOil Corp. (I)(L)	25,280	1,757,213	0.8%
OTHER SECURITIES		6,422,969	2.8%

		15,275,821
Financials - 6.9%
Boston Private
Financial Holdings, Inc.	94,090	1,001,118	0.4%
Endurance
Specialty Holdings, Ltd. (L)	42,800	2,202,060	1.0%
Popular, Inc. (I)	61,200	1,856,196	0.8%
OTHER SECURITIES		10,559,393	4.7%

		15,618,767
Health Care - 18.3%
Actavis, Inc. (I)	22,680	2,862,670	1.3%
Catamaran Corp. (I)	23,034	1,122,216	0.5%
Covance, Inc. (I)	33,600	2,558,304	1.1%
Cubist Pharmaceuticals, Inc. (I)	21,034	1,015,942	0.4%
Illumina, Inc. (I)(L)	35,230	2,636,613	1.2%
Jazz Pharmaceuticals PLC (I)	14,704	1,010,606	0.4%
Sirona Dental Systems, Inc. (I)	36,150	2,381,562	1.0%
The Cooper Companies, Inc.	24,014	2,858,867	1.3%
United Therapeutics Corp. (I)(L)	28,030	1,844,935	0.8%
OTHER SECURITIES		23,261,969	10.3%

		41,553,684

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Industrials - 20.9%
B/E Aerospace, Inc. (I)	55,330	$3,490,216	1.5%
Belden, Inc.	66,320	3,311,358	1.5%
Chart Industries, Inc. (I)(L)	10,691	1,005,916	0.4%
Hub Group, Inc., Class A (I)	72,860	2,653,561	1.2%
IHS, Inc., Class A (I)	19,500	2,035,410	0.9%
KAR Auction Services, Inc.	125,400	2,867,898	1.3%
MasTec, Inc. (I)(L)	99,989	3,289,638	1.4%
MRC Global, Inc. (I)	80,182	2,214,627	1.0%
UTi Worldwide, Inc. (L)	133,950	2,206,157	1.0%
WESCO International, Inc. (I)(L)	30,656	2,083,382	0.9%
OTHER SECURITIES		22,244,106	9.8%

		47,402,269
Information Technology - 20.4%
Advent Software, Inc. (L)	65,974	2,313,048	1.0%
Alliance Data Systems Corp. (I)	12,560	2,273,737	1.0%
Aspen Technology, Inc. (I)	37,345	1,075,163	0.5%
AVG Technologies NV (I)(L)	59,000	1,147,550	0.5%
Citrix Systems, Inc. (I)	29,000	1,749,570	0.8%
Fairchild
Semiconductor
International, Inc. (I)	102,200	1,410,360	0.6%
Insight Enterprises, Inc. (I)	99,860	1,771,516	0.8%
Monolithic Power Systems, Inc. (L)	97,531	2,351,472	1.0%
Rovi Corp. (I)	128,130	2,926,489	1.3%
SS&C
Technologies Holdings, Inc. (I)	35,947	1,182,656	0.5%
Teradata Corp. (I)	26,300	1,321,049	0.6%
Xilinx, Inc.	46,700	1,849,787	0.8%
OTHER SECURITIES		25,009,413	11.0%

		46,381,810
Materials - 3.7%
FMC Corp.	42,410	2,589,555	1.1%
OTHER SECURITIES		5,846,701	2.6%

		8,436,256
Telecommunication Services - 3.2%
Cogent Communications Group, Inc.	130,300	3,667,945	1.6%
NII Holdings, Inc. (I)(L)	340,704	2,272,496	1.0%
OTHER SECURITIES		1,197,444	0.6%

		7,137,885
Utilities - 0.0%		16,770	0.0%

TOTAL COMMON STOCKS (Cost $176,097,522)		$219,483,058

RIGHTS - 0.0%
Consumer Discretionary - 0.0%		94	0.0%
Health Care - 0.0%		1,772	0.0%

TOTAL RIGHTS (Cost $1,635)		$1,866

WARRANTS - 0.0%
Energy - 0.0%		1,170	0.0%

TOTAL WARRANTS (Cost $0)		$1,170

SECURITIES LENDING COLLATERAL - 17.4%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	3,952,080	39,548,864	17.4%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,553,099)		$39,548,864

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreement - 2.1%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$4,665,004 on 07/01/2013,
collateralized by $4,295,000
U.S. Treasury Note -
U.S. Treasury Bond, 4.000%-
5.250% due
02/15/2015-02/15/2029 (valued at
$4,763,608, including interest)	$4,665,000	$4,665,000	2.1%
Money Market Funds - 0.9%
State Street Institutional Liquid
Reserves Fund, 0.0914% (Y)	2,017,595	2,017,595	0.9%

TOTAL SHORT-TERM
INVESTMENTS (Cost $6,682,595)		$6,682,595

Total Investments (Smaller Company Growth Trust)
(Cost $222,334,851) - 117.1%		$265,717,553	117.1%
Other Assets And Liabilities, Net - (17.1%)		(38,767,705)	(17.1)%

TOTAL NET ASSETS - 100.0%		$226,949,848	100.0%

Strategic Equity Allocation Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 96.3%
Consumer Discretionary - 11.8%
Amazon.com, Inc. (I)	120,367	$33,424,712	0.4%
Comcast Corp., Class A	868,585	36,376,340	0.5%
McDonald’s Corp.	329,999	32,669,901	0.4%
The Home Depot, Inc.	481,684	37,316,059	0.5%
The Walt Disney Company (L)	594,113	37,518,236	0.5%
Toyota Motor Corp.	507,261	30,629,073	0.4%
OTHER SECURITIES		738,707,995	9.1%

		946,642,316
Consumer Staples - 9.6%
Nestle SA	592,889	38,778,749	0.5%
PepsiCo, Inc.	510,063	41,718,053	0.5%
Philip Morris International, Inc.	539,105	46,697,275	0.6%
The Coca-Cola Company	1,266,064	50,781,827	0.6%
The Procter & Gamble Company	903,262	69,542,141	0.9%
Wal-Mart Stores, Inc.	540,878	40,290,002	0.5%
OTHER SECURITIES		488,906,271	6.0%

		776,714,318
Energy - 8.6%
BP PLC	3,524,230	24,448,197	0.3%
Chevron Corp.	639,341	75,659,614	0.9%
ConocoPhillips	405,007	24,502,924	0.3%
Exxon Mobil Corp.	1,466,130	132,464,846	1.6%
Occidental Petroleum Corp.	267,218	23,843,862	0.3%
Royal Dutch Shell PLC, B Shares	480,577	15,893,054	0.2%
Royal Dutch Shell PLC, Class A
(London Stock Exchange)	702,843	22,428,560	0.3%
Schlumberger, Ltd.	439,800	31,516,068	0.4%
OTHER SECURITIES		343,405,659	4.3%

		694,162,784

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials - 18.9%
Bank of America Corp.	3,561,017	$45,794,679	0.6%
Berkshire
Hathaway, Inc., Class B (I)	601,926	67,367,558	0.8%
Citigroup, Inc.	1,004,125	48,167,876	0.6%
HSBC Holdings PLC	3,398,885	35,222,926	0.4%
JPMorgan Chase & Company	1,246,771	65,817,041	0.8%
State Street Corp.	150,377	9,806,084	0.1%
Wells Fargo & Company	1,624,561	67,045,632	0.8%
OTHER SECURITIES		1,180,988,045	14.8%

		1,520,209,841
Health Care - 11.4%
Amgen, Inc.	248,266	24,493,924	0.3%
Bristol-Myers Squibb Company	543,016	24,267,385	0.3%
Gilead Sciences, Inc. (I)	504,839	25,852,805	0.3%
Johnson & Johnson	925,625	79,474,163	1.0%
Merck & Company, Inc.	994,607	46,199,495	0.6%
Novartis AG	422,927	29,972,586	0.4%
Pfizer, Inc.	2,199,423	61,605,838	0.8%
Roche Holdings AG	129,174	32,007,298	0.4%
OTHER SECURITIES		597,112,724	7.3%

		920,986,218
Industrials - 11.1%
General Electric Company	3,408,088	79,033,561	1.0%
Union Pacific Corp.	154,451	23,828,700	0.3%
United Technologies Corp.	279,577	25,983,886	0.3%
OTHER SECURITIES		765,040,294	9.5%

		893,886,441
Information Technology - 13.5%
Apple, Inc.	309,714	122,671,521	1.5%
Cisco Systems, Inc.	1,763,148	42,862,128	0.5%
Google, Inc., Class A (I)	88,664	78,057,126	1.0%
IBM Corp.	343,829	65,709,160	0.8%
Intel Corp. (L)	1,642,490	39,781,108	0.5%
Microsoft Corp.	2,480,989	85,668,550	1.1%
Oracle Corp.	1,215,356	37,335,736	0.5%
QUALCOMM, Inc.	569,794	34,803,018	0.4%
Visa, Inc., Class A (L)	167,003	30,519,798	0.4%
OTHER SECURITIES		549,604,087	6.8%

		1,087,012,232
Materials - 4.7%		379,799,906	4.7%
Telecommunication Services - 3.2%
AT&T, Inc.	1,775,094	62,838,328	0.8%
Verizon Communications, Inc.	944,566	47,549,452	0.6%
Vodafone Group PLC	8,997,391	25,819,966	0.3%
OTHER SECURITIES		121,624,447	1.5%

		257,832,193
Utilities - 3.5%		278,114,802	3.5%

TOTAL COMMON STOCKS (Cost $6,705,914,967)		$7,755,361,051

PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.1%		9,044,441	0.1%
Consumer Staples - 0.1%		3,076,046	0.1%
Utilities - 0.0%		227,065	0.0%

TOTAL PREFERRED SECURITIES (Cost $9,827,275)		$12,347,552

INVESTMENT COMPANIES - 0.6%
iShares MSCI EAFE Index Fund	562,093	32,252,896	0.4%
OTHER SECURITIES		12,161,669	0.2%

TOTAL INVESTMENT
COMPANIES (Cost $44,292,167)		$44,414,565

RIGHTS - 0.0%
Consumer Discretionary - 0.0%		1,003	0.0%

TOTAL RIGHTS (Cost $0)		$1,003

Warrants 0.0%		499	0.0%

TOTAL WARRANTS (Cost $1,417)		$499

SECURITIES LENDING COLLATERAL - 5.3%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	42,879,181	429,096,257	5.3%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $429,107,139)		$429,096,257

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreement - 1.1%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$88,352,074 on 07/01/2013,
collateralized by $66,645,000
U.S. Treasury Notes, 1.625% -
8.125% due 05/15/2021 -
08/15/2022 (valued at
$90,129,587, including interest)	$88,352,000	$88,352,000	1.1%

TOTAL SHORT-TERM
INVESTMENTS (Cost $88,352,000)		$88,352,000

Total Investments (Strategic Equity Allocation Trust)
(Cost $7,277,494,965) - 103.5%		$8,329,572,927	103.5%
Other Assets And Liabilities, Net - (3.5%)		(278,763,221)	(3.5)%

TOTAL NET ASSETS - 100.0%		$8,050,809,706	100.0%

Total Stock Market Index Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 94.1%
Consumer Discretionary - 12.7%
Amazon.com, Inc. (I)	10,392	$2,885,754	0.6%
Comcast Corp., Class A	61,289	2,566,783	0.5%
McDonald’s Corp.	23,197	2,296,503	0.5%
The Home Depot, Inc.	34,638	2,683,406	0.6%
The Walt Disney Company	41,259	2,605,506	0.5%
Twenty-First Century Fox, Inc.	54,379	1,772,755	0.4%
OTHER SECURITIES		45,578,407	9.6%

		60,389,114
Consumer Staples - 9.2%
CVS Caremark Corp.	29,245	1,672,229	0.4%
PepsiCo, Inc.	35,747	2,923,747	0.6%
Philip Morris International, Inc.	38,708	3,352,887	0.7%
The Coca-Cola Company	103,421	4,148,216	0.9%
The Procter & Gamble Company	63,346	4,877,009	1.0%
Wal-Mart Stores, Inc.	77,259	5,755,023	1.2%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Staples (continued)
OTHER SECURITIES		$20,679,891	4.4%

		43,409,002
Energy - 10.1%
Chevron Corp.	45,070	5,333,584	1.1%
ConocoPhillips	27,908	1,688,434	0.4%
Exxon Mobil Corp.	106,051	9,581,708	2.0%
Occidental Petroleum Corp.	18,610	1,660,570	0.4%
Schlumberger, Ltd.	30,474	2,183,767	0.5%
OTHER SECURITIES		27,348,411	5.7%

		47,796,474
Financials - 16.3%
American Express Company	26,037	1,946,526	0.4%
American
International Group, Inc. (I)	37,468	1,674,820	0.4%
Bank of America Corp.	247,662	3,184,933	0.7%
Berkshire
Hathaway, Inc., Class B (I)	56,974	6,376,530	1.3%
Citigroup, Inc.	67,387	3,232,554	0.7%
JPMorgan Chase & Company	87,247	4,605,769	1.0%
State Street Corp.	11,033	719,462	0.2%
The Goldman Sachs Group, Inc.	11,017	1,666,321	0.4%
Wells Fargo & Company	121,264	5,004,565	1.1%
OTHER SECURITIES		48,940,479	10.1%

		77,351,959
Health Care - 10.8%
Amgen, Inc.	17,669	1,743,224	0.4%
Bristol-Myers Squibb Company	38,590	1,724,587	0.4%
Gilead Sciences, Inc. (I)	34,716	1,777,806	0.4%
Johnson & Johnson	63,346	5,438,888	1.1%
Merck & Company, Inc.	69,982	3,250,664	0.7%
Pfizer, Inc.	171,598	4,806,460	1.0%
OTHER SECURITIES		32,678,814	6.8%

		51,420,443
Industrials - 10.0%
3M Company	15,879	1,736,369	0.4%
General Electric Company	242,626	5,626,497	1.2%
The Boeing Company	17,270	1,769,139	0.4%
Union Pacific Corp.	10,894	1,680,726	0.4%
United Parcel Service, Inc., Class B	21,997	1,902,301	0.4%
United Technologies Corp.	20,953	1,947,372	0.4%
OTHER SECURITIES		32,527,842	6.8%

		47,190,246
Information Technology - 16.4%
Apple, Inc.	21,540	8,531,563	1.8%
Cisco Systems, Inc.	123,097	2,992,488	0.6%
Google, Inc., Class A (I)	7,517	6,617,741	1.4%
IBM Corp.	26,257	5,017,975	1.1%
Intel Corp.	114,941	2,783,871	0.6%
Mastercard, Inc., Class A	2,867	1,647,092	0.3%
Microsoft Corp.	192,674	6,653,033	1.4%
Oracle Corp.	112,208	3,447,030	0.7%
QUALCOMM, Inc.	39,141	2,390,732	0.5%
Visa, Inc., Class A	18,637	3,405,912	0.7%
OTHER SECURITIES		34,056,658	7.3%

		77,544,095
Materials - 3.3%		15,874,357	3.3%
Telecommunication Services - 2.4%
AT&T, Inc.	132,555	4,692,447	1.0%
Verizon Communications, Inc.	65,434	3,293,948	0.7%
OTHER SECURITIES		3,437,501	0.7%

		11,423,896
Utilities - 2.9%		13,913,046	2.9%

TOTAL COMMON STOCKS (Cost $307,406,443)		$446,312,632

CORPORATE BONDS - 0.0%
Financials - 0.0%		$2,610	0.0%

TOTAL CORPORATE BONDS (Cost $2,248)		$2,610

Rights 0.0%		22,522	0.0%

TOTAL RIGHTS (Cost $26,921)		$22,522

Warrants 0.0%		882	0.0%

TOTAL WARRANTS (Cost $54,461)		$882

ESCROW CERTIFICATES - 0.0%
Health Care - 0.0%		0	0.0%

TOTAL ESCROW CERTIFICATES (Cost $0)		$0

SECURITIES LENDING COLLATERAL - 4.2%
Securities Lending Collateral - 4.2%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	1,991,054	19,924,678	4.2%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,927,161)		$19,924,678

SHORT-TERM INVESTMENTS - 5.6%
Repurchase Agreement - 5.6%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$26,316,022 on 07/01/2013,
collateralized by $16,225,000
U.S. Treasury Bonds, 4.500% -
6.125% due 11/15/2027 -
08/15/2039 (valued at
$21,720,656, including interest)
and $5,415,000 U.S. Treasury
Notes, 1.625% due 08/15/2022
(valued at $5,123,944,
including interest)	$26,316,000	$26,316,000	5.6%

TOTAL SHORT-TERM
INVESTMENTS (Cost $26,316,000)		$26,316,000

Total Investments (Total Stock Market Index Trust)
(Cost $353,733,234) - 103.9%		$492,579,324	103.9%
Other Assets And Liabilities, Net - (3.9%)		(18,324,961)	(3.9)%

TOTAL NET ASSETS - 100.0%		$474,254,363	100.0%

U.S. Equity Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 99.4%
Consumer Discretionary - 8.5%
McDonald’s Corp.	183,051	$18,122,049	1.9%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Consumer Discretionary (continued)
NIKE, Inc., Class B	131,520	$8,375,194	0.9%
Starbucks Corp.	85,500	5,599,395	0.6%
TJX Companies, Inc.	127,000	6,357,620	0.7%
OTHER SECURITIES		41,318,036	4.4%

		79,772,294
Consumer Staples - 22.0%
Colgate-Palmolive Company	170,980	9,795,444	1.0%
CVS Caremark Corp.	63,800	3,648,084	0.4%
General Mills, Inc.	118,800	5,765,364	0.6%
Kimberly-Clark Corp.	63,100	6,129,534	0.7%
PepsiCo, Inc.	282,176	23,079,175	2.5%
Philip Morris International, Inc.	327,084	28,332,016	3.0%
Sysco Corp. (L)	130,100	4,444,216	0.5%
The Coca-Cola Company	730,700	29,308,377	3.1%
The Procter & Gamble Company	499,300	38,441,107	4.1%
Wal-Mart Stores, Inc.	300,080	22,352,959	2.4%
OTHER SECURITIES		34,450,275	3.7%

		205,746,551
Energy - 4.1%
Chevron Corp.	129,971	15,380,768	1.6%
Exxon Mobil Corp.	91,100	8,230,885	0.9%
OTHER SECURITIES		14,293,332	1.6%

		37,904,985
Financials - 6.6%
American
International Group, Inc. (I)	85,700	3,830,790	0.4%
Bank of America Corp.	580,572	7,466,156	0.8%
Citigroup, Inc.	181,400	8,701,758	0.9%
JPMorgan Chase & Company	174,200	9,196,018	1.0%
Primerica, Inc.	5,200	194,688	0.0%
OTHER SECURITIES		32,650,891	3.5%

		62,040,301
Health Care - 27.7%
Abbott Laboratories	254,901	8,890,947	1.0%
Allergan, Inc.	56,874	4,791,066	0.5%
Baxter International, Inc.	110,001	7,619,769	0.8%
Biogen Idec, Inc. (I)	26,850	5,778,120	0.6%
Bristol-Myers Squibb Company	278,600	12,450,634	1.3%
Covidien PLC	93,400	5,869,256	0.6%
Eli Lilly & Company	241,801	11,877,265	1.3%
Express Scripts Holding Company (I)	81,400	5,021,566	0.5%
Intuitive Surgical, Inc. (I)	7,470	3,784,153	0.4%
Johnson & Johnson	538,500	46,235,610	4.9%
Medtronic, Inc.	231,966	11,939,290	1.3%
Merck & Company, Inc.	676,156	31,407,446	3.4%
Pfizer, Inc.	1,356,994	38,009,402	4.1%
Stryker Corp.	56,200	3,635,016	0.4%
UnitedHealth Group, Inc.	206,622	13,529,609	1.4%
OTHER SECURITIES		48,027,881	5.2%

		258,867,030
Industrials - 3.7%
3M Company	120,400	13,165,740	1.4%
Danaher Corp.	66,100	4,184,130	0.4%
OTHER SECURITIES		17,306,458	1.9%

		34,656,328
Information Technology - 25.6%
Accenture PLC, Class A	132,200	9,513,112	1.0%
Apple, Inc.	18,060	7,153,205	0.8%
Automatic Data Processing, Inc.	82,700	5,694,722	0.6%
Cisco Systems, Inc.	287,619	6,992,018	0.7%
EMC Corp.	157,700	3,724,874	0.4%
Google, Inc., Class A (I)	50,721	44,653,247	4.8%
Hewlett-Packard Company	169,449	4,202,335	0.4%
IBM Corp.	199,702	38,165,049	4.1%
Microsoft Corp.	1,345,236	46,450,999	5.0%
Oracle Corp.	825,439	25,357,486	2.7%
QUALCOMM, Inc.	275,202	16,809,338	1.8%
OTHER SECURITIES		30,540,640	3.3%

		239,257,025
Materials - 0.3%		2,547,398	0.3%
Telecommunication Services - 0.5%		4,576,683	0.5%
Utilities - 0.4%		3,983,181	0.4%

TOTAL COMMON STOCKS (Cost $753,627,579)		$929,351,776

SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,866,067	28,681,016	3.1%

TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,684,380)		$28,681,016

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional Treasury
Money Market Fund, 0.0000%, (Y)	4,189,500	4,189,500	0.4%

TOTAL SHORT-TERM
INVESTMENTS (Cost $4,189,500)		$4,189,500

Total Investments (U.S. Equity Trust)
(Cost $786,501,459) - 102.9%		$962,222,292	102.9%
Other Assets And Liabilities, Net - (2.9%)		(27,531,082)	(2.9)%

TOTAL NET ASSETS - 100.0%		$934,691,210	100.0%

Utilities Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 88.8%
Consumer Discretionary - 9.4%
Comcast Corp., Special Class A	455,073	$18,052,746	3.8%
Liberty Global PLC (I)	90,471	6,702,092	1.4%
Liberty Global PLC, Series C (I)	49,487	3,359,672	0.7%
Time Warner Cable, Inc.	95,979	10,795,718	2.3%
OTHER SECURITIES		5,387,647	1.2%

		44,297,875
Energy - 15.6%
Enbridge, Inc. (L)	106,921	4,494,606	1.0%
Energen Corp.	79,231	4,140,612	0.9%
Ensco PLC, Class A	68,752	3,995,866	0.8%
EQT Corp.	120,036	9,527,257	2.0%
Kinder Morgan, Inc.	348,044	13,277,879	2.8%
QEP Resources, Inc.	155,141	4,309,817	0.9%
Spectra Energy Corp.	165,983	5,719,774	1.2%
The Williams Companies, Inc.	204,512	6,640,505	1.4%
Williams Partners LP	119,524	6,167,438	1.3%
OTHER SECURITIES		15,075,564	3.3%

		73,349,318

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Telecommunication Services - 16.8%
American Tower Corp.	96,107	$7,032,149	1.5%
Bezeq The
Israeli
Telecommunication Corp., Ltd.	3,243,756	4,314,931	0.9%
CenturyLink, Inc.	118,056	4,173,280	0.9%
Mobile TeleSystems OJSC, ADR	320,007	6,060,933	1.3%
SBA
Communications Corp.,
Class A (I) (L)	48,205	3,572,955	0.8%
TDC A/S	597,044	4,830,124	1.0%
Tim Participacoes SA, ADR (L)	321,787	5,985,238	1.3%
Verizon Communications, Inc.	84,405	4,248,948	0.9%
Vodafone Group PLC	1,753,830	5,032,996	1.1%
Windstream Corp. (L)	743,642	5,733,480	1.2%
Ziggo NV	138,392	5,524,732	1.2%
OTHER SECURITIES		22,439,353	4.7%

		78,949,119
Utilities - 47.0%
AES Corp.	813,087	9,748,913	2.1%
American Electric
Power Company, Inc.	120,178	5,381,571	1.1%
Calpine Corp. (I)	591,069	12,548,395	2.7%
CenterPoint Energy, Inc.	220,396	5,177,102	1.1%
CMS Energy Corp.	429,212	11,661,690	2.5%
Dominion Resources, Inc.	41,330	2,348,371	0.5%
Duke Energy Corp.	86,973	5,870,678	1.2%
Edison International	252,115	12,141,858	2.6%
EDP - Energias de Portugal SA	4,310,125	13,892,957	3.0%
EDP - Energias do Brasil SA	744,000	3,727,752	0.8%
EDP Renovaveis SA (I)	1,506,689	7,705,662	1.6%
Enagas SA (L)	261,773	6,466,266	1.4%
GDF Suez	201,943	3,937,546	0.8%
NextEra Energy, Inc.	92,450	7,532,826	1.6%
NiSource, Inc.	139,824	4,004,559	0.9%
Northeast Utilities	84,993	3,571,406	0.8%
NRG Energy, Inc.	435,934	11,639,438	2.5%
OGE Energy Corp.	106,797	7,283,555	1.5%
ONEOK, Inc.	139,012	5,742,586	1.2%
Portland General
Electric Company (L)	153,526	4,696,360	1.0%
PPL Corp.	69,458	2,101,799	0.4%
Public Service
Enterprise Group, Inc.	252,807	8,256,677	1.8%
Red Electrica Corp. SA (L)	110,205	6,044,574	1.3%
Sempra Energy	95,816	7,833,916	1.7%
Snam SpA	821,480	3,740,526	0.8%
OTHER SECURITIES		47,709,564	10.1%

		220,766,547

TOTAL COMMON STOCKS (Cost $406,653,817)		$417,362,859

PREFERRED SECURITIES - 7.2%
Telecommunication Services - 0.2%		709,367	0.2%
Utilities - 7.0%
Companhia Energetica de
Minas Gerais	581,474	5,164,952	1.1%
Dominion Resources, Inc., 6.000%	47,530	2,378,877	0.5%
Dominion Resources, Inc., 6.125%	47,530	2,386,006	0.5%
Nextera Energy, Inc., 5.889%	60,840	3,379,054	0.7%
Nextera Energy, Inc., 7.000%	92,327	5,608,865	1.2%
PPL Corp., 8.750%	125,124	6,759,198	1.4%
PPL Corp., 9.500%	97,739	5,122,501	1.1%

OTHER SECURITIES		2,263,562	0.5%

		33,063,015

TOTAL PREFERRED
SECURITIES (Cost $36,098,370)		$33,772,382

CORPORATE BONDS - 0.1%
Utilities - 0.1%		$605,198	0.1%

TOTAL CORPORATE BONDS (Cost $605,813)		$605,198

CONVERTIBLE BONDS - 0.7%
Telecommunication Services - 0.7%
SBA Communications Corp.
4.000%, 10/01/2014	$1,393,000	3,414,587	0.7%

TOTAL CONVERTIBLE BONDS (Cost $2,831,971)		$3,414,587

SECURITIES LENDING COLLATERAL - 6.5%
John Hancock Collateral
Investment Trust,
0.2263% (W) (Y)	3,048,447	30,506,110	6.5%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,507,483)		$30,506,110
Total Investments (Utilities Trust)
(Cost $476,697,454) - 103.3%		$485,661,136	103.3%
Other Assets And Liabilities, Net - (3.3%)		(15,310,478)	(3.3)%

TOTAL NET ASSETS - 100.0%		$470,350,658	100.0%

Value Trust

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS - 93.6%
Consumer Discretionary - 12.3%
Advance Auto Parts, Inc.	138,289	$11,224,918	2.1%
Ascena Retail Group, Inc. (I)	828,178	14,451,706	2.7%
Express, Inc. (I)	457,140	9,586,226	1.8%
Family Dollar Stores, Inc.	55,986	3,488,488	0.7%
Johnson Controls, Inc.	294,496	10,540,012	2.0%
Newell Rubbermaid, Inc.	609,742	16,005,728	3.0%

		65,297,078
Consumer Staples - 5.3%
Avon Products, Inc.	261,589	5,501,217	1.0%
ConAgra Foods, Inc.	524,174	18,309,398	3.5%
Sysco Corp.	116,939	3,994,636	0.8%

		27,805,251
Energy - 6.0%
Newfield Exploration Company (I)	457,609	10,932,279	2.1%
Noble Corp.	236,911	8,903,115	1.7%
The Williams Companies, Inc.	366,393	11,896,781	2.2%

		31,732,175
Financials - 21.1%
ACE, Ltd.	172,631	15,447,022	2.9%
BB&T Corp.	377,089	12,775,775	2.4%
Comerica, Inc.	329,665	13,130,557	2.5%
Forest City
Enterprises, Inc., Class A (I)	637,706	11,421,314	2.1%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value	% of Net Assets

COMMON STOCKS (continued)
Financials (continued)
Marsh &
McLennan Companies, Inc.	376,982	$15,049,121	2.8%
Northern Trust Corp.	226,550	13,117,245	2.5%
Stifel Financial Corp. (I)	278,315	9,927,496	1.9%
Willis Group Holdings PLC	243,181	9,916,921	1.9%
Wintrust Financial Corp.	287,346	10,999,605	2.1%

		111,785,056
Health Care - 8.7%
Brookdale Senior Living, Inc. (I)	377,356	9,977,293	1.9%
CareFusion Corp. (I)	255,915	9,430,468	1.8%
HealthSouth Corp. (I)	489,172	14,088,154	2.6%
PerkinElmer, Inc.	207,711	6,750,608	1.3%
Universal Health
Services, Inc., Class B	85,492	5,724,544	1.1%

		45,971,067
Industrials - 13.8%
Foster Wheeler AG (I)	501,840	10,894,946	2.1%
Ingersoll-Rand PLC	219,901	12,208,904	2.3%
Snap-on, Inc.	196,973	17,605,447	3.3%
Swift Transportation Company (I)	579,847	9,590,669	1.8%
The Babcock & Wilcox Company	424,835	12,757,795	2.4%
Werner Enterprises, Inc.	421,895	10,197,202	1.9%

		73,254,963
Information Technology - 11.0%
Diebold, Inc.	325,864	10,978,358	2.1%
Fidelity National
Information Services, Inc.	303,992	13,023,017	2.5%
Flextronics International, Ltd. (I)	1,557,496	12,055,019	2.3%
FLIR Systems, Inc.	267,510	7,214,745	1.4%
Juniper Networks, Inc. (I)	278,027	5,368,701	1.0%
Zebra
Technologies Corp., Class A (I)	213,642	9,280,608	1.7%

		57,920,448
Materials - 7.6%
Sealed Air Corp.	662,891	15,876,239	3.0%
Sonoco Products Company	288,085	9,959,098	1.9%
W.R. Grace & Company (I)	168,590	14,168,304	2.7%

		40,003,641
Telecommunication Services - 2.8%
tw telecom, Inc. (I)	518,329	14,585,778	2.8%
Utilities - 5.0%
CenterPoint Energy, Inc.	551,828	12,962,440	2.4%
Edison International	281,466	13,555,403	2.6%

		26,517,843

TOTAL COMMON STOCKS (Cost $401,661,077)		$494,873,300

PREFERRED SECURITIES - 0.6%
Health Care - 0.6%
HealthSouth Corp.	2,860	3,371,225	0.6%

TOTAL PREFERRED SECURITIES (Cost $2,475,326)		$3,371,225

CONVERTIBLE BONDS - 1.1%
Health Care - 1.1%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	$5,094,000	$5,998,185	1.1%

TOTAL CONVERTIBLE BONDS (Cost $4,740,478)		$5,998,185

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
State Street Institutional Liquid
Reserves Fund, 0.0914% (Y)	27,197,718	27,197,718	5.2%

TOTAL SHORT-TERM
INVESTMENTS (Cost $27,197,718)		$27,197,718

Total Investments (Value Trust)
(Cost $436,074,599) - 100.5%		$531,440,428	100.5%
Other Assets And Liabilities, Net - (0.5%)		(2,543,063)	(0.5)%

TOTAL NET ASSETS - 100.0%		$528,897,365	100.0%

Footnotes

Percentages are based upon net assets.

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts

GDR	- Global Depositary Receipts

TBA	- To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

TBD	- To Be Determined

(A)	The subadvisor is an affiliate of the advisor.

(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.

(G)	The portfolio’s subadvisor is shown parenthetically.

(I)	Non-income producing security.

(L)	A portion of the security is on loan as of June 30, 2013.

(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(R)

Direct placement securities are restricted to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to Financial Statements.

(S)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

(Y)	The rate shown is the annualized seven-day yield as of June 30, 2013.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of Investments — June 30, 2013 (showing percentage of total net assets)

Certain funds had the following country concentration as a percentage of total net assets on 6-30-13:

Alpha Opportunities Trust
United States	83.1%
United Kingdom	2.6%
Canada	2.4%
Switzerland	1.4%
Japan	1.3%
Netherlands	1.3%
China	1.1%
France	1.0%
Ireland	0.8%
Israel	0.7%
Other Countries	4.3%
100.0%

Core Allocation Plus Trust
United States	82.8%
Japan	4.0%
United Kingdom	2.1%
Ireland	1.8%
France	1.3%
China	1.1%
Hong Kong	1.0%
Brazil	0.8%
Canada	0.7%
Netherlands	0.7%
Other Countries	3.7%
100.0%

Disciplined Diversification Trust
United States	70.2%
Japan	4.7%
United Kingdom	4.2%
Canada	2.1%
Switzerland	2.1%
France	1.7%
Germany	1.6%
Australia	1.5%
South Korea	0.9%
Hong Kong	0.9%
Other Countries	10.1%
100.0%

Financial Services Trust
United States	78.5%
Canada	6.8%
India	4.8%
Switzerland	4.5%
Bermuda	4.2%
Brazil	1.2%
100.0%

Fundamental All Cap Core Trust
United States	88.5%
Netherlands	4.8%
Switzerland	2.0%
United Kingdom	2.0%
China	1.8%
Canada	0.9%
100.0%
Fundamental Large Cap Value Trust
United States	86.2%
United Kingdom	4.2%
Switzerland	3.2%
Netherlands	2.9%
Germany	1.5%
France	1.1%
Canada	0.9%
100.0%

Fundamental Value Trust
United States	82.0%
Switzerland	5.3%
Canada	4.6%
United Kingdom	2.9%
Hong Kong	2.1%
Netherlands	1.3%
Japan	1.1%
Mexico	0.4%
Bermuda	0.2%
France	0.1%
100.0%

Growth Equity Trust
United States	88.7%
United Kingdom	3.9%
Ireland	3.4%
Hong Kong	2.2%
Germany	1.2%
Belgium	0.6%
100.0%

Health Sciences Trust
United States	85.9%
Ireland	4.6%
Canada	2.9%
Switzerland	1.0%
China	1.0%
Germany	0.9%
United Kingdom	0.5%
Japan	0.5%
Belgium	0.5%
India	0.4%
Other Countries	1.8%
100.0%

Mid Cap Value Equity Trust
United States	87.3%
Bermuda	4.8%
Ireland	3.7%
United Kingdom	1.0%
Canada	0.9%
Brazil	0.7%
Taiwan	0.6%
Switzerland	0.5%
Germany	0.3%
Mexico	0.2%
100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of Investments — June 30, 2013 (showing percentage of total net assets)

Certain funds had the following country concentration as a percentage of total net assets on 6-30-13 (continued):

Mutual Shares Trust
United States	77.5%
United Kingdom	10.0%
Switzerland	4.1%
Netherlands	2.2%
France	1.5%
Israel	1.1%
Denmark	1.0%
Germany	0.9%
South Korea	0.5%
Italy	0.5%
Other Countries	0.7%
100.0%

Natural Resources Trust
United States	43.9%
Canada	18.8%
United Kingdom	16.9%
Australia	8.0%
Japan	2.3%
Chile	1.6%
Netherlands	1.5%
Switzerland	1.1%
Brazil	1.0%
Norway	0.9%
Other Countries	4.0%
100.0%

Science & Technology Trust
United States	83.4%
China	5.2%
Japan	3.0%
Israel	2.1%
Ireland	1.6%
Netherlands	1.4%
Taiwan	0.9%
Singapore	0.8%
Bermuda	0.6%
Hong Kong	0.4%
Other Countries	0.6%
100.0%
Strategic Equity Allocation Trust
United States	72.8%
Japan	5.8%
United Kingdom	5.1%
Switzerland	2.9%
France	2.4%
Germany	2.2%
Australia	2.0%
Netherlands	1.3%
Sweden	0.8%
Ireland	0.8%
Other Countries	3.9%
100.0%

Utilities Trust
United States	64.1%
Brazil	5.9%
United Kingdom	5.5%
Spain	5.5%
Portugal	3.4%
Russia	1.5%
Canada	1.5%
Italy	1.4%
Hong Kong	1.4%
Israel	1.3%
Other Countries	8.5%
100.0%

Value Trust
United States	86.8%
Switzerland	6.7%
Ireland	2.3%
Singapore	2.3%
United Kingdom	1.9%
100.0%

Certain funds had the following sector distribution as a percentage of total net assets on 6-30-13:

Emerging Markets Value Trust
Financials	33.3%
Energy	15.2%
Materials	15.2%
Industrials	12.2%
Information Technology	7.8%
Consumer Discretionary	6.2%
Consumer Staples	4.8%
Utilities	2.4%
Telecommunication Services	1.5%
Health Care	0.4%
Short-Term Investments & Other	1.0%
100.0%
Global Trust
Financials	21.3%
Health Care	14.5%
Energy	13.7%
Information Technology	12.0%
Industrials	11.6%
Consumer Discretionary	11.5%
Telecommunication Services	7.7%
Materials	3.7%
Consumer Staples	1.8%
Short-Term Investments & Other	2.2%
100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Portfolio of Investments — June 30, 2013 (showing percentage of total net assets)

Certain funds had the following sector distribution as a percentage of total net assets on 6-30-13 (continued):

International Core Trust
Financials	21.3%
Energy	13.7%
Consumer Discretionary	11.7%
Health Care	10.9%
Industrials	10.1%
Telecommunication Services	9.2%
Utilities	6.2%
Consumer Staples	5.1%
Materials	5.0%
Information Technology	3.1%
Short-Term Investments & Other	3.7%
100.0%

International Equity Index Trust B
Financials	25.5%
Industrials	10.7%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Energy	9.5%
Materials	8.4%
Health Care	7.7%
Information Technology	6.2%
Telecommunication Services	5.5%
Utilities	3.4%
Short-Term Investments & Other	2.7%
100.0%

International Growth Stock Trust
Consumer Discretionary	23.5%
Information Technology	13.3%
Financials	13.1%
Industrials	10.6%
Health Care	9.0%
Energy	8.6%
Consumer Staples	8.2%
Materials	3.8%
Telecommunication Services	1.4%
Utilities	0.8%
Short-Term Investments & Other	7.7%
100.0%
International Small Company Trust
Industrials	26.1%
Consumer Discretionary	19.5%
Financials	13.1%
Materials	10.1%
Information Technology	9.6%
Consumer Staples	7.1%
Energy	5.1%
Health Care	5.0%
Utilities	2.1%
Telecommunication Services	1.2%
Short-Term Investments & Other	1.1%
100.0%

International Value Trust
Financials	28.1%
Energy	15.7%
Industrials	11.8%
Health Care	11.0%
Information Technology	7.9%
Telecommunication Services	7.0%
Consumer Discretionary	5.7%
Materials	5.4%
Consumer Staples	4.1%
Short-Term Investments & Other	3.3%
100.0%

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	500 Index Trust B	All Cap Core Trust	All Cap Value Trust	Alpha Opportunities Trust
Investments in unaffiliated issuers, at value	$2,540,877,719	$365,118,494	$510,697,697	$868,386,428
Investments in affiliated issuers, at value	60,131,662	27,893,868	40,155,158	66,979,313
Repurchase agreements, at value	94,331,000	—	—	26,600,000
Total investments, at value	2,695,340,381	393,012,362	550,852,855	961,965,741
Cash	54,954	74,375	—	61,579
Foreign currency, at value	—	—	—	19,469
Cash held at broker for futures contracts	4,620,000	261,792	—	—
Receivable for investments sold	318,600	—	2,551,431	7,898,838
Receivable for fund shares sold	—	13,191	—	—
Dividends and interest receivable	3,126,730	285,068	601,065	929,827
Receivable for securities lending income	14,528	11,794	10,637	69,239
Receivable due from advisor	57,256	—	—	—
Other assets	5,115	173	276	389
Total assets	2,703,537,564	393,658,755	554,016,264	970,945,082

Liabilities
Due to custodian	—	—	2,714,360	—
Payable for investments purchased	—	—	148,252	14,353,482
Payable for fund shares repurchased	4,346,584	562,332	721,686	505,056
Payable upon return of securities loaned	60,147,899	27,901,865	40,152,450	66,984,758
Payable for futures variation margin	457,988	19,908	—	—
Payable to affiliates
Accounting and legal services fees	56,620	8,086	11,232	19,766
Trustees’ fees	265	15	22	44
Other liabilities and accrued expenses	91,210	47,855	97,689	65,853
Total liabilities	65,100,566	28,540,061	43,845,691	81,928,959
Net assets	$2,638,436,998	$365,118,694	$510,170,573	$889,016,123

Net assets consist of
Paid-in capital	$1,833,510,883	$641,440,796	$366,871,332	$618,391,290
Undistributed net investment income (loss)	34,441,693	4,065,188	3,150,214	5,997,306
Accumulated undistributed net realized gain (loss) on investments	(63,042,300)	(326,598,525)	58,221,349	167,478,103
Net unrealized appreciation (depreciation) on investments	833,526,722	46,211,235	81,927,678	97,149,424
Net assets	$2,638,436,998	$365,118,694	$510,170,573	$889,016,123
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,801,366,078	$318,884,795	$428,767,360	$797,832,882
Investments in affiliated issuers, at cost	$60,139,042	$27,896,424	$40,157,817	$66,986,395
Foreign currency, at cost	—	—	—	$19,522
Securities loaned, unaffiliated issuers, at value	$58,533,848	—	$3,931,412	$64,932,467

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,349,616,296	$81,029,579	$31,807,660	$729,568
Shares outstanding	65,924,350	3,700,644	3,190,051	47,378
Net asset value, offering price and redemption price per share	$20.47	$21.90	$9.97	$15.40

Series II
Net assets	$47,803,229	$8,833,654	$27,897,191	—
Shares outstanding	2,334,291	404,461	2,806,193	—
Net asset value, offering price and redemption price per share	$20.48	$21.84	$9.94	—

Series NAV
Net assets	$1,241,017,473	$275,255,461	$450,465,722	$888,286,555
Shares outstanding	60,624,451	12,565,555	45,354,382	57,645,378
Net asset value, offering price and redemption price per share	$20.47	$21.91	$9.93	$15.41

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust	American Growth- Income Trust
Investments in unaffiliated issuers, at value	$1,711,308,359	$257,685,157	$1,083,880,092	$1,296,928,196
Total investments, at value	1,711,308,359	257,685,157	1,083,880,092	1,296,928,196
Receivable for investments sold	1,089,066	1,752,294	16,260,225	15,087,276
Receivable for fund shares sold	1,155	168,323	—	—
Other assets	753	—	734	800
Total assets	1,712,399,333	259,605,774	1,100,141,051	1,312,016,272

Liabilities
Payable for fund shares repurchased	1,068,010	1,915,863	16,239,679	15,065,118
Payable to affiliates
Accounting and legal services fees	37,397	4,256	24,069	28,876
Trustees’ fees	87	42	449	141
Other liabilities and accrued expenses	33,454	38,911	26,090	93,335
Total liabilities	1,138,948	1,959,072	16,290,287	15,187,470
Net assets	$1,711,260,385	$257,646,702	$1,083,850,764	$1,296,828,802

Net assets consist of
Paid-in capital	$1,202,479,382	$265,180,164	$930,988,370	$1,085,710,105
Undistributed net investment income (loss)	511,807	176,065	851,607	340,997
Accumulated undistributed net realized gain (loss) on investments	(91,591,094)	(41,585,979)	(146,408,567)	(156,811,879)
Net unrealized appreciation (depreciation) on investments	599,860,290	33,876,452	298,419,354	367,589,579
Net assets	$1,711,260,385	$257,646,702	$1,083,850,764	$1,296,828,802
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,111,448,069	$223,808,705	$785,460,738	$929,338,617

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$201,245,222	$3,546,575	$93,520,516	$239,322,035
Shares outstanding	14,661,129	269,131	4,887,686	12,882,449
Net asset value, offering price and redemption price per share	$13.73	$13.18	$19.13	$18.58

Series II
Net assets	$1,347,645,247	$215,726,041	$881,474,060	$796,539,448
Shares outstanding	98,233,893	16,410,064	46,244,659	42,971,717
Net asset value, offering price and redemption price per share	$13.72	$13.15	$19.06	$18.54

Series III
Net assets	$162,369,916	$38,374,086	$108,856,188	$260,967,319
Shares outstanding	11,816,893	2,915,755	5,702,708	14,054,116
Net asset value, offering price and redemption price per share	$13.74	$13.16	$19.09	$18.57

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	American International Trust	American New World Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Investments in unaffiliated issuers, at value	$669,188,607	$74,083,243	$1,768,883,985	$1,051,333,343
Investments in affiliated issuers, at value	—	—	118,565,538	70,517,118
Total investments, at value	669,188,607	74,083,243	1,887,449,523	1,121,850,461
Foreign currency, at value	—	—	38,912	—
Receivable for investments sold	—	—	8,204,329	58,287
Receivable for fund shares sold	3,310,254	223,162	—	—
Dividends and interest receivable	—	—	923,251	416,830
Receivable for securities lending income	—	—	20,598	13,705
Other assets	233	20	732	402
Total assets	672,499,094	74,306,425	1,896,637,345	1,122,339,685

Liabilities
Payable for investments purchased	3,049,417	221,735	11,962,661	4,329,426
Payable for fund shares repurchased	248,273	—	2,149,767	535,400
Payable upon return of securities loaned	—	—	118,583,759	70,529,156
Payable to affiliates
Accounting and legal services fees	14,898	1,655	38,798	23,208
Trustees’ fees	41	5	93	65
Other liabilities and accrued expenses	21,070	16,725	70,892	55,980
Total liabilities	3,333,699	240,120	132,805,970	75,473,235
Net assets	$669,165,395	$74,066,305	$1,763,831,375	$1,046,866,450

Net assets consist of
Paid-in capital	$745,174,558	$78,132,663	$1,262,608,087	$788,839,347
Undistributed net investment income (loss)	288,319	(43,854)	5,113,004	3,268,583
Accumulated undistributed net realized gain (loss) on investments	(136,726,210)	(7,532,116)	(74,641,502)	(9,923,904)
Net unrealized appreciation (depreciation) on investments	60,428,728	3,509,612	570,751,786	264,682,424
Net assets	$669,165,395	$74,066,305	$1,763,831,375	$1,046,866,450
Investments in unaffiliated issuers, including repurchase agreements, at cost	$608,759,879	$70,573,631	$1,198,122,331	$786,644,746
Investments in affiliated issuers, at cost	—	—	$118,575,342	$70,522,797
Foreign currency, at cost	—	—	$38,872	—
Securities loaned, unaffiliated issuers, at value	—	—	$115,083,773	$68,226,342

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$80,895,677	$11,560,146	$281,758,929	$173,343,330
Shares outstanding	4,900,442	875,832	10,355,448	13,752,019
Net asset value, offering price and redemption price per share	$16.51	$13.20	$27.21	$12.60

Series II
Net assets	$537,234,082	$60,180,112	$123,248,763	$67,548,060
Shares outstanding	32,590,638	4,565,337	4,570,230	5,427,155
Net asset value, offering price and redemption price per share	$16.48	$13.18	$26.97	$12.45

Series III
Net assets	$51,035,636	$2,326,047	—	—
Shares outstanding	3,096,675	176,391	—	—
Net asset value, offering price and redemption price per share	$16.48	$13.19	—	—

Series NAV
Net assets	—	—	$1,358,823,683	$805,975,060
Shares outstanding	—	—	49,987,859	63,924,543
Net asset value, offering price and redemption price per share	—	—	$27.18	$12.61

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Capital Appreciation Value Trust	Core Allocation Plus Trust	Core Fundamental Holdings Trust	Core Global Diversification Trust
Investments in unaffiliated issuers, at value	$341,905,717	$173,599,286	$216,580,099	$248,065,817
Investments in affiliated issuers, at value	11,941,822	6,109,501	144,469,229	101,591,534
Repurchase agreements, at value	2,040,000	14,300,000	—	—
Total investments, at value	355,887,539	194,008,787	361,049,328	349,657,351
Cash	6,035	169,685	21,724	560,458
Foreign currency, at value	21,885	58,277	—	—
Cash held at broker for futures contracts	—	502,300	—	—
Receivable for investments sold	6,075,259	2,367,522	—	274,012
Receivable for delayed delivery securities sold	—	4,336,745	—	—
Receivable for forward foreign currency exchange contracts	—	14,593	—	—
Receivable for fund shares sold	—	510	356,838	—
Dividends and interest receivable	852,013	544,071	—	596,014
Receivable for securities lending income	1,444	5,202	—	—
Swap contracts, at value	—	513,618	—	—
Other assets	157	9	217	190
Total assets	362,844,332	202,521,324	361,428,107	351,088,025

Liabilities
Payable for collateral held by portfolio	—	255,000	—	—
Payable for investments purchased	4,581,711	610,249	184,945	529,783
Payable for delayed delivery securities purchased	—	11,514,518	—	—
Payable for forward foreign currency exchange contracts	—	14,055	—	—
Payable for fund shares repurchased	173,571	51,922	166,242	267,994
Payable upon return of securities loaned	11,943,464	6,109,918	—	—
Written options, at value	1,147,872	—	—	—
Swap contracts, at value	—	353,442	—	—
Payable for futures variation margin	—	26,700	—	—
Payable to affiliates
Accounting and legal services fees	7,535	4,043	7,841	7,689
Trustees’ fees	17	8	19	16
Investment management fees	—	—	608	452
Other liabilities and accrued expenses	32,878	76,332	84,150	90,846
Total liabilities	17,887,048	19,016,187	443,805	896,780
Net assets	$344,957,284	$183,505,137	$360,984,302	$350,191,245

Net assets consist of
Paid-in capital	$250,771,015	$141,161,069	$306,833,782	$334,982,300
Undistributed net investment income (loss)	2,632,561	1,768,670	(463,713)	222,969
Accumulated undistributed net realized gain (loss) on investments	47,205,847	28,595,999	27,420,221	(3,855,666)
Net unrealized appreciation (depreciation) on investments	44,347,861	11,979,399	27,194,012	18,841,642
Net assets	$344,957,284	$183,505,137	$360,984,302	$350,191,245
Investments in unaffiliated issuers, including repurchase agreements, at cost	$299,258,321	$175,556,594	$196,551,909	$232,749,640
Investments in affiliated issuers, at cost	$11,942,621	$6,110,098	$137,303,407	$98,066,069
Foreign currency, at cost	$21,889	$58,217	—	—
Premiums received on written options	$792,512	—	—	—
Net unamortized upfront payment on swaps	—	$236,375	—	—
Securities loaned, unaffiliated issuers, at value	$11,595,875	$5,964,378	—	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$1,829,005	$20,044,077	$30,862	$160,832
Shares outstanding	141,222	1,771,159	1,759	10,070
Net asset value, offering price and redemption price per share	$12.95	$11.32	$17.55	$15.97

Series II
Net assets	$315,200,171	$148,630,303	$335,048,528	$330,463,914
Shares outstanding	24,404,272	13,133,738	19,111,506	20,698,070
Net asset value, offering price and redemption price per share	$12.92	$11.32	$17.53	$15.97

Series III
Net assets	—	—	$25,904,912	$19,566,499
Shares outstanding	—	—	1,476,219	1,224,459
Net asset value, offering price and redemption price per share	—	—	$17.55	$15.98

Series NAV
Net assets	$27,928,108	$14,830,757	—	—
Shares outstanding	2,159,145	1,311,193	—	—
Net asset value, offering price and redemption price per share	$12.93	$11.31	—	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Core Strategy Trust	Disciplined Diversification Trust	Emerging Markets Value Trust	Equity- Income Trust
Investments in unaffiliated issuers, at value	—	$235,688,189	$991,057,531	$2,031,302,265
Investments in affiliated issuers, at value	$792,315,221	11,954,666	59,046,161	178,548,890
Total investments, at value	792,315,221	247,642,855	1,050,103,692	2,209,851,155
Cash	—	1,577	—	127,017
Foreign currency, at value	—	593,293	3,796,639	—
Receivable for investments sold	—	39,554	45,320	11,931,789
Receivable for fund shares sold	249,171	752,030	237,656	—
Dividends and interest receivable	—	1,099,868	6,893,596	3,119,134
Receivable for securities lending income	—	5,989	42,444	38,006
Other assets	411	—	494	927
Total assets	792,564,803	250,135,166	1,061,119,841	2,225,068,028

Liabilities
Foreign capital gains tax payable	—	572	—	—
Payable for investments purchased	238,177	948	483,956	5,436,414
Payable for fund shares repurchased	4,971	3,002	—	1,250,322
Payable upon return of securities loaned	—	11,952,775	59,036,689	178,602,845
Payable to affiliates
Accounting and legal services fees	17,218	5,184	23,030	45,073
Trustees’ fees	73	12	66	105
Other liabilities and accrued expenses	26,809	115,166	206,829	84,756
Total liabilities	287,248	12,077,659	59,750,570	185,419,515
Net assets	$792,277,555	$238,057,507	$1,001,369,271	$2,039,648,513

Net assets consist of
Paid-in capital	$653,041,380	$152,763,159	$1,019,296,206	$1,430,419,404
Undistributed net investment income (loss)	(1,184,484)	2,712,498	10,308,174	28,665,729
Accumulated undistributed net realized gain (loss) on investments	90,237,802	32,556,783	51,428,900	61,586,192
Net unrealized appreciation (depreciation) on investments	50,182,857	50,025,067	(79,664,009)	518,977,188
Net assets	$792,277,555	$238,057,507	$1,001,369,271	$2,039,648,513
Investments in unaffiliated issuers, including repurchase agreements, at cost	—	$185,648,807	$1,070,653,452	$1,512,296,084
Investments in affiliated issuers, at cost	$742,132,364	$11,956,051	$59,051,090	$178,567,329
Foreign currency, at cost	—	$601,353	$3,842,578	—
Securities loaned, unaffiliated issuers, at value	—	$11,565,256	$56,199,988	$173,288,702

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$473,361	$208,421	$4,216,244	$329,855,373
Shares outstanding	32,640	15,642	442,010	18,599,542
Net asset value, offering price and redemption price per share	$14.50	$13.32	$9.54	$17.73

Series II
Net assets	$732,514,169	$213,770,381	—	$183,500,294
Shares outstanding	50,378,591	16,042,073	—	10,381,532
Net asset value, offering price and redemption price per share	$14.54	$13.33	—	$17.68

Series NAV
Net assets	$59,290,025	$24,078,705	$997,153,027	$1,526,292,846
Shares outstanding	4,085,170	1,807,081	104,643,411	86,293,690
Net asset value, offering price and redemption price per share	$14.51	$13.32	$9.53	$17.69

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Financial Services Trust	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust	Fundamental Holdings Trust
Investments in unaffiliated issuers, at value	$165,152,735	—	$1,411,594,742	$639,171,542
Investments in affiliated issuers, at value	75,248	$1,277,564,049	—	411,503,405
Repurchase agreements, at value	—	—	17,997,000	—
Total investments, at value	165,227,983	1,277,564,049	1,429,591,742	1,050,674,947
Cash	2,072	—	421	—
Foreign currency, at value	—	—	267,717	—
Receivable for investments sold	—	431,354	14,801,646	838,077
Receivable for fund shares sold	3,736	14,785	—	—
Dividends and interest receivable	154,092	—	674,236	—
Receivable for securities lending income	372	—	—	—
Other assets	88	544	768	401
Total assets	165,388,343	1,278,010,732	1,445,336,530	1,051,513,425

Liabilities
Payable for investments purchased	—	—	9,148,869	—
Payable for fund shares repurchased	10,105	436,238	350,884	820,943
Payable upon return of securities loaned	76,723	—	—	—
Payable to affiliates
Accounting and legal services fees	3,500	28,085	31,021	23,264
Trustees’ fees	8	76	74	56
Other liabilities and accrued expenses	27,105	34,784	64,300	168,767
Total liabilities	117,441	499,183	9,595,148	1,013,030
Net assets	$165,270,902	$1,277,511,549	$1,435,741,382	$1,050,500,395

Net assets consist of
Paid-in capital	$134,968,503	$1,332,641,779	$1,435,865,514	$802,801,767
Undistributed net investment income (loss)	1,236,727	(1,986,483)	13,305,284	(893,468)
Accumulated undistributed net realized gain (loss) on investments	(2,308,404)	(204,824,579)	(199,389,271)	1,874,856
Net unrealized appreciation (depreciation) on investments	31,374,076	151,680,832	185,959,855	246,717,240
Net assets	$165,270,902	$1,277,511,549	$1,435,741,382	$1,050,500,395
Investments in unaffiliated issuers, including repurchase agreements, at cost	$133,778,136	—	$1,243,628,374	$386,162,937
Investments in affiliated issuers, at cost	$75,254	$1,125,883,217	—	$417,794,770
Foreign currency, at cost	—	—	$271,230	—
Securities loaned, unaffiliated issuers, at value	$72,426	—	—	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$118,229,923	$47,856,068	$142,155,013	$4,782,886
Shares outstanding	8,408,176	4,105,494	8,327,137	410,519
Net asset value, offering price and redemption price per share	$14.06	$11.66	$17.07	$11.65

Series II
Net assets	$25,271,741	$1,211,136,865	$64,969,069	$984,453,292
Shares outstanding	1,806,254	103,832,449	3,812,253	84,487,942
Net asset value, offering price and redemption price per share	$13.99	$11.66	$17.04	$11.65

Series III
Net assets	—	—	—	$61,264,217
Shares outstanding	—	—	—	5,254,619
Net asset value, offering price and redemption price per share	—	—	—	$11.66

Series NAV
Net assets	$21,769,238	$18,518,616	$1,228,617,300	—
Shares outstanding	1,550,274	1,588,873	71,697,177	—
Net asset value, offering price and redemption price per share	$14.04	$11.66	$17.14	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Fundamental Large Cap Value Trust	Fundamental Value Trust	Global Trust	Global Diversification Trust
Investments in unaffiliated issuers, at value	$551,942,413	$1,514,502,315	$619,201,831	$499,799,565
Investments in affiliated issuers, at value	—	25,401,636	9,434,618	261,853,639
Repurchase agreements, at value	9,471,000	—	—	—
Total investments, at value	561,413,413	1,539,903,951	628,636,449	761,653,204
Cash	709	4,288	324,373	287,212
Foreign currency, at value	—	—	152,014	—
Receivable for investments sold	1,992,611	15,391,368	239	210,855
Receivable for fund shares sold	208,632	—	8,456	—
Dividends and interest receivable	744,379	2,035,143	1,483,196	—
Receivable for securities lending income	—	6,646	26,016	—
Other assets	474	607	242	313
Total assets	564,360,218	1,557,342,003	630,630,985	762,151,584

Liabilities
Payable for investments purchased	3,727,600	414,450	1,585,083	287,875
Payable for fund shares repurchased	68,783	4,954,378	975,306	197,530
Payable upon return of securities loaned	—	25,412,125	9,425,091	—
Payable to affiliates
Accounting and legal services fees	12,271	33,924	13,678	16,819
Trustees’ fees	25	72	41	43
Other liabilities and accrued expenses	40,943	83,338	97,673	147,717
Total liabilities	3,849,622	30,898,287	12,096,872	649,984
Net assets	$560,510,596	$1,526,443,716	$618,534,113	$761,501,600

Net assets consist of
Paid-in capital	$793,860,319	$1,674,665,656	$637,042,407	$660,719,527
Undistributed net investment income (loss)	6,767,441	16,021,228	8,364,749	(761,157)
Accumulated undistributed net realized gain (loss) on investments	(332,251,711)	(629,171,752)	(44,635,807)	5,074,666
Net unrealized appreciation (depreciation) on investments	92,134,547	464,928,584	17,762,764	96,468,564
Net assets	$560,510,596	$1,526,443,716	$618,534,113	$761,501,600
Investments in unaffiliated issuers, including repurchase agreements, at cost	$469,278,772	$1,049,555,933	$601,412,703	$399,162,039
Investments in affiliated issuers, at cost	—	$25,402,583	$9,434,997	$266,022,601
Foreign currency, at cost	—	—	$152,379	—
Securities loaned, unaffiliated issuers, at value	—	$2,491,909	$9,056,909	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$100,384,253	$333,548,844	$157,771,043	$14,242,970
Shares outstanding	7,183,913	18,996,762	9,125,083	1,267,085
Net asset value, offering price and redemption price per share	$13.97	$17.56	$17.29	$11.24

Series II
Net assets	$17,087,838	$258,886,625	$29,944,852	$747,258,630
Shares outstanding	1,215,243	14,784,713	1,738,949	66,490,924
Net asset value, offering price and redemption price per share	$14.06	$17.51	$17.22	$11.24

Series NAV
Net assets	$443,038,505	$934,008,247	$430,818,218	—
Shares outstanding	31,697,455	53,354,840	24,937,755	—
Net asset value, offering price and redemption price per share	$13.98	$17.51	$17.28	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Growth Equity Trust	Health Sciences Trust	Heritage Trust	International Core Trust
Investments in unaffiliated issuers, at value	$444,128,508	$219,097,661	$146,033,581	$732,147,603
Investments in affiliated issuers, at value	34,418,252	—	20,363,391	24,997,927
Total investments, at value	478,546,760	219,097,661	166,396,972	757,145,530
Cash	—	—	549	—
Foreign currency, at value	—	23,343	2,891	1,276,591
Cash held at broker for futures contracts	—	—	—	1,755,439
Receivable for investments sold	5,250,621	3,459,288	3,998,208	53,546
Receivable for forward foreign currency exchange contracts	—	—	15,142	2,892,266
Receivable for fund shares sold	—	163,467	—	12,000
Dividends and interest receivable	82,734	143,384	48,311	2,747,867
Receivable for securities lending income	11,327	—	7,092	136,447
Other assets	201	135	66	334
Total assets	483,891,643	222,887,278	170,469,231	766,020,020

Liabilities
Foreign capital gains tax payable	—	19,732	—	—
Payable for investments purchased	4,773,281	2,562,994	2,804,074	—
Payable for forward foreign currency exchange contracts	—	—	—	1,335,451
Payable for fund shares repurchased	45,930	80,583	7,647	6,299
Payable upon return of securities loaned	34,422,255	—	20,363,348	24,978,210
Written options, at value	—	641,992	—	—
Payable for futures variation margin	—	—	—	123,503
Payable to affiliates
Accounting and legal services fees	9,893	4,735	3,136	16,272
Trustees’ fees	23	11	8	51
Other liabilities and accrued expenses	36,970	29,534	29,211	145,244
Total liabilities	39,288,352	3,339,581	23,207,424	26,605,030
Net assets	$444,603,291	$219,547,697	$147,261,807	$739,414,990

Net assets consist of
Paid-in capital	$357,833,671	$120,532,045	$99,330,905	$882,691,660
Undistributed net investment income (loss)	2,377,283	(618,195)	(75,775)	18,709,786
Accumulated undistributed net realized gain (loss) on investments	33,711,936	32,352,143	17,952,756	(170,631,521)
Net unrealized appreciation (depreciation) on investments	50,680,401	67,281,704	30,053,921	8,645,065
Net assets	$444,603,291	$219,547,697	$147,261,807	$739,414,990
Investments in unaffiliated issuers, including repurchase agreements, at cost	$393,445,782	$152,021,419	$115,992,901	$724,442,053
Investments in affiliated issuers, at cost	$34,420,577	—	$20,365,119	$24,998,556
Foreign currency, at cost	—	$23,522	$3,026	$1,292,669
Premiums received on written options	—	$868,321	—	—
Securities loaned, unaffiliated issuers, at value	$33,207,635	—	$19,666,563	$23,710,806

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$84,794,762	—	$43,258,877
Shares outstanding	—	3,372,939	—	4,351,016
Net asset value, offering price and redemption price per share	—	$25.14	—	$9.94

Series II
Net assets	—	$78,043,054	—	$20,405,383
Shares outstanding	—	3,191,124	—	2,037,097
Net asset value, offering price and redemption price per share	—	$24.46	—	$10.02

Series NAV
Net assets	$444,603,291	$56,709,881	$147,261,807	$675,750,730
Shares outstanding	32,193,668	2,244,876	11,477,669	68,155,785
Net asset value, offering price and redemption price per share	$13.81	$25.26	$12.83	$9.91

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	International Equity Index Trust B	International Growth Stock Trust	International Small Company Trust	International Value Trust
Investments in unaffiliated issuers, at value	$598,305,102	$502,680,534	$94,184,949	$1,054,612,614
Investments in affiliated issuers, at value	37,552,477	—	2,482,143	28,175,958
Total investments, at value	635,857,579	502,680,534	96,667,092	1,082,788,572
Cash	—	—	—	519,741
Foreign currency, at value	6,504,811	489,089	254,559	302,654
Cash held at broker for futures contracts	1,965,426	—	—	—
Receivable for investments sold	12,601	10,565,717	256,779	121,586
Receivable for fund shares sold	—	—	87,019	21,603
Dividends and interest receivable	2,372,595	1,673,114	222,014	4,047,122
Receivable for securities lending income	44,657	—	5,684	107,494
Receivable due from advisor	20,605	—	—	—
Other assets	2,604	1,161	35	368
Total assets	646,780,878	515,409,615	97,493,182	1,087,909,140

Liabilities
Payable for investments purchased	—	4,056,772	9,298	197,709
Payable for fund shares repurchased	406,980	64,744	61,899	56,805
Payable upon return of securities loaned	37,545,964	—	2,483,983	28,151,273
Payable for futures variation margin	105,355	—	—	—
Payable to affiliates
Accounting and legal services fees	13,647	11,255	2,139	23,341
Trustees’ fees	103	46	4	82
Other liabilities and accrued expenses	66,050	120,536	40,255	196,565
Total liabilities	38,138,099	4,253,353	2,597,578	28,625,775
Net assets	$608,642,779	$511,156,262	$94,895,604	$1,059,283,365

Net assets consist of
Paid-in capital	$529,414,162	$731,893,440	$452,498,865	$1,502,887,782
Undistributed net investment income (loss)	12,307,225	5,879,277	1,519,493	18,960,864
Accumulated undistributed net realized gain (loss) on investments	(15,393,310)	(270,137,981)	(353,296,673)	(431,400,580)
Net unrealized appreciation (depreciation) on investments	82,314,702	43,521,526	(5,826,081)	(31,164,701)
Net assets	$608,642,779	$511,156,262	$94,895,604	$1,059,283,365
Investments in unaffiliated issuers, including repurchase agreements, at cost	$515,641,026	$459,139,028	$100,004,655	$1,085,717,334
Investments in affiliated issuers, at cost	$37,556,702	—	$2,482,453	$28,176,947
Foreign currency, at cost	$6,684,327	$493,747	$257,145	$303,032
Securities loaned, unaffiliated issuers, at value	$35,786,029	—	$2,325,163	$27,015,656

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$254,321,132	$2,603,587	$37,974,074	$108,030,311
Shares outstanding	16,733,626	178,967	3,612,063	8,926,780
Net asset value, offering price and redemption price per share	$15.20	$14.55	$10.51	$12.10

Series II
Net assets	$24,094,919	$20,344,114	$22,865,820	$90,658,067
Shares outstanding	1,584,893	1,398,012	2,177,917	7,509,681
Net asset value, offering price and redemption price per share	$15.20	$14.55	$10.50	$12.07

Series NAV
Net assets	$330,226,728	$488,208,561	$34,055,710	$860,594,987
Shares outstanding	21,729,616	33,561,098	3,239,920	71,575,041
Net asset value, offering price and redemption price per share	$15.20	$14.55	$10.51	$12.02

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Lifestyle Balanced PS Series	Lifestyle Conservative PS Series	Lifestyle Growth PS Series	Lifestyle Moderate PS Series
Investments in affiliated issuers, at value	$178,132,620	$54,898,860	$189,870,787	$87,068,700
Total investments, at value	178,132,620	54,898,860	189,870,787	87,068,700
Cash	—	223	—	—
Receivable for investments sold	15,579	5,520	14,849	19,317
Receivable due from advisor	—	227	—	78
Other assets	238	54	170	86
Total assets	178,148,437	54,904,884	189,885,806	87,088,181

Liabilities
Payable for fund shares repurchased	14,115	5,068	13,289	18,602
Payable to affiliates
Accounting and legal services fees	3,905	1,227	4,126	1,929
Trustees’ fees	73	4	12	6
Other liabilities and accrued expenses	24,625	23,489	24,702	23,750
Total liabilities	42,718	29,788	42,129	44,287
Net assets	$178,105,719	$54,875,096	$189,843,677	$87,043,894

Net assets consist of
Paid-in capital	$162,269,976	$52,420,822	$166,180,596	$80,351,341
Undistributed net investment income (loss)	(310,617)	(114,081)	(324,375)	(175,521)
Accumulated undistributed net realized gain (loss) on investments	4,795,323	1,043,737	6,463,047	2,001,465
Net unrealized appreciation (depreciation) on investments	11,351,037	1,524,618	17,524,409	4,866,609
Net assets	$178,105,719	$54,875,096	$189,843,677	$87,043,894
Investments in affiliated issuers, at cost	$166,781,583	$53,374,242	$172,346,378	$82,202,091

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series II
Net assets	$178,105,719	$54,875,096	$189,843,677	$87,043,894
Shares outstanding	13,302,474	4,166,963	14,037,383	6,483,377
Net asset value, offering price and redemption price per share	$13.39	$13.17	$13.52	$13.43

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Cap Value Equity Trust	Mid Value Trust
Investments in unaffiliated issuers, at value	$685,097,391	$800,492,774	$147,850,030	$815,552,790
Investments in affiliated issuers, at value	123,224,030	178,012,618	10,274,333	92,414,246
Repurchase agreements, at value	22,586,000	6,000,000	—	—
Total investments, at value	830,907,421	984,505,392	158,124,363	907,967,036
Cash	51	18,543	55,790	—
Foreign currency, at value	—	—	—	431,002
Cash held at broker for futures contracts	2,046,000	—	—	—
Receivable for investments sold	596,735	8,150,439	720,187	3,269,980
Receivable for fund shares sold	79,683	—	—	75,529
Dividends and interest receivable	624,497	274,365	178,789	740,678
Receivable for securities lending income	37,583	109,121	7,532	31,803
Other assets	809	375	60	412
Total assets	834,292,779	993,058,235	159,086,721	912,516,440

Liabilities
Payable for investments purchased	2,263,278	17,241,547	—	4,468,722
Payable for fund shares repurchased	126,532	1,099,779	4,191	801,607
Payable upon return of securities loaned	123,177,280	178,018,264	10,270,375	92,408,857
Payable for futures variation margin	63,838	—	—	—
Payable to affiliates
Accounting and legal services fees	14,992	17,039	3,135	17,566
Trustees’ fees	21	40	7	36
Other liabilities and accrued expenses	29,799	45,434	26,437	43,320
Total liabilities	125,675,740	196,422,103	10,304,145	97,740,108
Net assets	$708,617,039	$796,636,132	$148,782,576	$814,776,332

Net assets consist of
Paid-in capital	$410,033,917	$586,740,151	$94,367,462	$567,464,636
Undistributed net investment income (loss)	6,293,854	(60,223)	1,133,017	8,097,761
Accumulated undistributed net realized gain (loss) on investments	55,922,014	95,225,131	18,263,798	89,995,860
Net unrealized appreciation (depreciation) on investments	236,367,254	114,731,073	35,018,299	149,218,075
Net assets	$708,617,039	$796,636,132	$148,782,576	$814,776,332
Investments in unaffiliated issuers, including repurchase agreements, at cost	$471,446,188	$691,740,594	$112,830,861	$666,319,560
Investments in affiliated issuers, at cost	$123,239,708	$178,030,591	$10,275,199	$92,425,234
Foreign currency, at cost	—	—	—	$434,201
Securities loaned, unaffiliated issuers, at value	$120,268,319	$173,235,829	$10,044,181	$90,371,058

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$560,897,216	$186,619,933	—	$319,048,725
Shares outstanding	28,092,432	10,297,618	—	24,493,694
Net asset value, offering price and redemption price per share	$19.97	$18.12	—	$13.03

Series II
Net assets	$78,780,577	$110,809,696	—	$82,881,114
Shares outstanding	3,959,681	6,273,740	—	6,363,338
Net asset value, offering price and redemption price per share	$19.90	$17.66	—	$13.02

Series NAV
Net assets	$68,939,246	$499,206,503	$148,782,576	$412,846,493
Shares outstanding	3,452,619	27,387,235	11,292,003	31,784,699
Net asset value, offering price and redemption price per share	$19.97	$18.23	$13.18	$12.99

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Mutual Shares Trust	Natural Resources Trust	Real Estate Securities Trust	Science & Technology Trust
Investments in unaffiliated issuers, at value	$648,598,565	$149,113,400	$395,208,230	$338,713,399
Investments in affiliated issuers, at value	18,878,339	1,333,424	—	44,749,993
Repurchase agreements, at value	1,000,000	4,608,000	3,976,000	11,580,000
Total investments, at value	668,476,904	155,054,824	399,184,230	395,043,392
Cash	625,894	27,228	845	6,463
Foreign currency, at value	2,420,205	5,076	550	1,785,937
Receivable for investments sold	—	1,680,697	13,784,940	3,306,999
Receivable for forward foreign currency exchange contracts	1,360,939	—	—	—
Receivable for fund shares sold	—	—	—	13,558
Dividends and interest receivable	1,640,965	125,985	1,255,025	96,675
Receivable for securities lending income	5,366	3,129	4,299	20,533
Other assets	300	15	184	92
Total assets	674,530,573	156,896,954	414,230,073	400,273,649

Liabilities
Payable for investments purchased	6,494,913	552,386	13,643,143	4,207,745
Payable for forward foreign currency exchange contracts	178,779	—	—	—
Payable for fund shares repurchased	3,177,430	130,661	94,183	168,410
Payable upon return of securities loaned	18,880,962	1,335,471	—	44,750,733
Payable to affiliates
Accounting and legal services fees	14,206	3,611	8,997	7,433
Trustees’ fees	34	38	24	18
Other liabilities and accrued expenses	68,123	38,561	32,406	35,381
Total liabilities	28,814,447	2,060,728	13,778,753	49,169,720
Net assets	$645,716,126	$154,836,226	$400,451,320	$351,103,929

Net assets consist of
Paid-in capital	$549,238,238	$312,486,668	$921,280,119	$339,535,436
Undistributed net investment income (loss)	16,916,855	601,973	7,198,046	(140,820)
Accumulated undistributed net realized gain (loss) on investments	(19,167,954)	(150,167,273)	(551,406,232)	(28,198,286)
Net unrealized appreciation (depreciation) on investments	98,728,987	(8,085,142)	23,379,387	39,907,599
Net assets	$645,716,126	$154,836,226	$400,451,320	$351,103,929
Investments in unaffiliated issuers, including repurchase agreements, at cost	$551,966,201	$161,805,064	$375,804,748	$310,388,204
Investments in affiliated issuers, at cost	$18,880,091	$1,333,529	—	$44,753,234
Foreign currency, at cost	$2,488,745	$5,078	$552	$1,780,130
Securities loaned, unaffiliated issuers, at value	$18,336,108	$1,280,746	—	$43,666,217

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$207,084,306	$9,444,081	$93,569,231	$295,575,399
Shares outstanding	16,934,053	992,102	6,329,054	15,107,577
Net asset value, offering price and redemption price per share	$12.23	$9.52	$14.78	$19.56

Series II
Net assets	—	$82,260,826	$68,777,800	$41,320,310
Shares outstanding	—	8,747,629	4,648,789	2,152,115
Net asset value, offering price and redemption price per share	—	$9.40	$14.79	$19.20

Series NAV
Net assets	$438,631,820	$63,131,319	$238,104,289	$14,208,220
Shares outstanding	35,866,390	6,741,311	16,195,153	722,872
Net asset value, offering price and redemption price per share	$12.23	$9.36	$14.70	$19.66

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Small Cap Growth Trust	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Value Trust
Investments in unaffiliated issuers, at value	$432,635,443	$366,250,867	$166,825,735	$675,783,552
Investments in affiliated issuers, at value	114,717,491	80,914,618	24,807,722	51,310,296
Repurchase agreements, at value	8,800,000	9,415,000	—	29,000,000
Total investments, at value	556,152,934	456,580,485	191,633,457	756,093,848
Cash	13,601	15,685	—	50,349
Cash held at broker for futures contracts	—	1,044,000	—	—
Receivable for investments sold	6,329,104	34,013,618	880,551	5,578,650
Receivable for fund shares sold	253,962	—	—	615,645
Dividends and interest receivable	168,836	475,248	99,385	776,438
Receivable for securities lending income	64,308	64,754	5,977	13,475
Other assets	195	—	76	421
Total assets	562,982,940	492,193,790	192,619,446	763,128,826

Liabilities
Payable for investments purchased	6,455,590	33,911,928	221,041	5,559,272
Payable for fund shares repurchased	14,985	272,979	26,783	162,555
Payable upon return of securities loaned	114,716,418	80,872,776	24,807,424	51,310,324
Payable for futures variation margin	—	20,506	—	—
Payable to affiliates
Accounting and legal services fees	9,281	7,963	3,563	15,022
Trustees’ fees	20	11	7	26
Other liabilities and accrued expenses	34,005	26,264	26,608	36,673
Total liabilities	121,230,299	115,112,427	25,085,426	57,083,872
Net assets	$441,752,641	$377,081,363	$167,534,020	$706,044,954

Net assets consist of
Paid-in capital	$314,417,211	$224,579,647	$157,608,435	$435,659,954
Undistributed net investment income (loss)	(1,043,935)	4,969,623	1,062,730	4,369,297
Accumulated undistributed net realized gain (loss) on investments	59,266,056	39,559,238	(37,508,962)	69,361,603
Net unrealized appreciation (depreciation) on investments	69,113,309	107,972,855	46,371,817	196,654,100
Net assets	$441,752,641	$377,081,363	$167,534,020	$706,044,954
Investments in unaffiliated issuers, including repurchase agreements, at cost	$372,308,096	$267,637,257	$120,451,268	$508,122,454
Investments in affiliated issuers, at cost	$114,731,003	$80,921,453	$24,810,372	$51,317,294
Securities loaned, unaffiliated issuers, at value	$111,789,152	$78,454,742	$24,154,921	$49,592,143

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$100,620,963	$256,188,339	$34,822,756	$324,946,095
Shares outstanding	9,089,855	17,873,463	1,351,650	13,771,350
Net asset value, offering price and redemption price per share	$11.07	$14.33	$25.76	$23.60

Series II
Net assets	$36,422,429	$60,008,219	$32,325,567	$44,454,518
Shares outstanding	3,363,104	4,203,472	1,269,002	1,890,320
Net asset value, offering price and redemption price per share	$10.83	$14.28	$25.47	$23.52

Series NAV
Net assets	$304,709,249	$60,884,805	$100,385,697	$336,644,341
Shares outstanding	27,394,628	4,244,742	3,913,772	14,290,797
Net asset value, offering price and redemption price per share	$11.12	$14.34	$25.65	$23.56

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Small Company Growth Trust	Small Company Value Trust	Smaller Company Growth Trust	Strategic Equity Allocation Trust
Investments in unaffiliated issuers, at value	$112,540,787	$382,169,916	$221,503,689	$7,812,124,670
Investments in affiliated issuers, at value	20,828,341	62,129,824	39,548,864	429,096,257
Repurchase agreements, at value	—	—	4,665,000	88,352,000
Total investments, at value	133,369,128	444,299,740	265,717,553	8,329,572,927
Cash	—	—	—	136,943
Foreign currency, at value	—	2,122	—	6,253,183
Cash held at broker for futures contracts	—	—	275,000	21,650,000
Receivable for investments sold	508,632	2,637,479	3,034,150	157,210,351
Dividends and interest receivable	37,944	311,245	95,784	14,012,265
Receivable for securities lending income	3,866	18,797	43,069	288,374
Other assets	51	173	100	11,863
Total assets	133,919,621	447,269,556	269,165,656	8,529,135,906

Liabilities
Due to custodian	—	—	12,049	—
Payable for investments purchased	55,077	1,636,912	2,471,205	44,854,372
Payable for fund shares repurchased	9,514	50,332	72,269	3,242,777
Payable upon return of securities loaned	20,826,698	62,130,599	39,554,927	429,175,332
Payable for futures variation margin	—	—	2,114	774,812
Payable to affiliates
Accounting and legal services fees	2,392	8,273	4,848	177,795
Trustees’ fees	6	17	11	778
Other liabilities and accrued expenses	25,299	32,336	98,385	100,334
Total liabilities	20,918,986	63,858,469	42,215,808	478,326,200
Net assets	$113,000,635	$383,411,087	$226,949,848	$8,050,809,706

Net assets consist of
Paid-in capital	$113,937,053	$268,301,930	$150,857,630	$6,753,719,063
Undistributed net investment income (loss)	231,620	4,652,741	(213,396)	122,720,934
Accumulated undistributed net realized gain (loss) on investments	(34,351,026)	(7,566,369)	32,927,448	125,383,807
Net unrealized appreciation (depreciation) on investments	33,182,988	118,022,785	43,378,166	1,048,985,902
Net assets	$113,000,635	$383,411,087	$226,949,848	$8,050,809,706
Investments in unaffiliated issuers, including repurchase agreements, at cost	$79,355,463	$264,141,454	$182,781,752	$6,848,387,826
Investments in affiliated issuers, at cost	$20,830,677	$62,135,551	$39,553,099	$429,107,139
Foreign currency, at cost	—	$2,122	—	$6,324,953
Securities loaned, unaffiliated issuers, at value	$20,320,761	$60,580,307	$38,545,505	$416,472,525

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	—	$81,908,302	$80,528,589	—
Shares outstanding	—	3,736,142	3,990,087	—
Net asset value, offering price and redemption price per share	—	$21.92	$20.18	—

Series II
Net assets	—	$73,039,644	$17,810,300	—
Shares outstanding	—	3,365,502	889,523	—
Net asset value, offering price and redemption price per share	—	$21.70	$20.02	—

Series NAV
Net assets	$113,000,635	$228,463,141	$128,610,959	$8,050,809,706
Shares outstanding	5,358,322	10,439,725	6,360,155	547,311,298
Net asset value, offering price and redemption price per share	$21.09	$21.88	$20.22	$14.71

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Total Stock Market Index Trust	U.S. Equity Trust	Utilities Trust	Value Trust
Investments in unaffiliated issuers, at value	$446,338,646	$933,541,276	$455,155,026	$531,440,428
Investments in affiliated issuers, at value	19,924,678	28,681,016	30,506,110	—
Repurchase agreements, at value	26,316,000	—	—	—
Total investments, at value	492,579,324	962,222,292	485,661,136	531,440,428
Cash	9,203	—	13,378,306	—
Foreign currency, at value	—	—	61,100	—
Cash held at broker for futures contracts	1,191,000	—	—	—
Receivable for investments sold	72,538	—	3,949,232	3,432,818
Receivable for forward foreign currency exchange contracts	—	—	476,596	—
Receivable for fund shares sold	4,175	—	61,794	1,743
Dividends and interest receivable	518,676	1,319,584	1,887,009	425,442
Receivable for securities lending income	9,810	11,727	23,949	—
Other assets	279	595	19,907	520
Total assets	494,385,005	963,554,198	505,519,029	535,300,951

Liabilities
Payable for investments purchased	—	—	3,662,940	5,008,744
Payable for forward foreign currency exchange contracts	—	—	196,767	—
Payable for fund shares repurchased	53,901	90,088	730,059	1,350,401
Payable upon return of securities loaned	19,926,595	28,702,829	30,516,111	—
Payable for futures variation margin	113,302	—	—	—
Payable to affiliates
Accounting and legal services fees	10,036	20,856	8,155	11,279
Trustees’ fees	22	80	62	26
Other liabilities and accrued expenses	26,786	49,135	54,277	33,136
Total liabilities	20,130,642	28,862,988	35,168,371	6,403,586
Net assets	$474,254,363	$934,691,210	$470,350,658	$528,897,365

Net assets consist of
Paid-in capital	$327,811,972	$1,009,672,552	$448,330,437	$404,298,544
Undistributed net investment income (loss)	5,718,792	11,349,701	8,600,406	3,409,175
Accumulated undistributed net realized gain (loss) on investments	2,190,621	(262,051,876)	4,220,426	25,823,817
Net unrealized appreciation (depreciation) on investments	138,532,978	175,720,833	9,199,389	95,365,829
Net assets	$474,254,363	$934,691,210	$470,350,658	$528,897,365
Investments in unaffiliated issuers, including repurchase agreements, at cost	$333,806,073	$757,817,079	$446,189,971	$436,074,599
Investments in affiliated issuers, at cost	$19,927,161	$28,684,380	$30,507,483	—
Foreign currency, at cost	—	—	$60,858	—
Securities loaned, unaffiliated issuers, at value	$19,379,882	$27,976,698	$29,196,519	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$357,261,186	$136,516,165	$415,306,716	$468,411,083
Shares outstanding	23,791,852	8,527,637	28,995,016	20,790,313
Net asset value, offering price and redemption price per share	$15.02	$16.01	$14.32	$22.53

Series II
Net assets	$41,352,050	$9,132,834	$25,322,474	$32,705,207
Shares outstanding	2,763,107	570,890	1,783,014	1,457,302
Net asset value, offering price and redemption price per share	$14.97	$16.00	$14.20	$22.44

Series NAV
Net assets	$75,641,127	$789,042,211	$29,721,468	$27,781,075
Shares outstanding	5,037,969	49,269,315	2,076,529	1,234,328
Net asset value, offering price and redemption price per share	$15.01	$16.01	$14.31	$22.51

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	500 Index Trust B	All Cap Core Trust	All Cap Value Trust	Alpha Opportunities Trust
Dividends	$26,380,439	$3,482,948	$3,954,816	$7,178,974
Securities lending	136,342	128,698	104,245	684,590
Interest	5,241	2,071	122	18,493
Less foreign taxes withheld	(9,064)	(4,128)	(4,244)	(235,792)
Total investment income	26,512,958	3,609,589	4,054,939	7,646,265

Expenses
Investment management fees	5,861,284	1,441,485	1,990,501	4,445,373
Series I distribution and service fees	318,867	19,793	7,560	180
Series II distribution and service fees	60,985	11,038	34,235	—
Accounting and legal services fees	168,886	24,762	34,589	61,280
Professional fees	31,791	18,666	61,585	24,724
Printing and postage	12,861	5,971	24,525	13,360
Custodian fees	5,991	23,446	30,333	137,031
Trustees’ fees	19,871	2,986	4,201	7,470
Registration and filing fees	4,335	1,880	6,519	2,005
Other	15,352	4,413	7,958	7,620
Total expenses before reductions and amounts recaptured	6,500,223	1,554,440	2,202,006	4,699,043
Net expense reductions and amounts recaptured	(2,947,672)	(7,768)	(10,836)	(41,469)
Total expenses	3,552,551	1,546,672	2,191,170	4,657,574
Net investment income (loss)	22,960,407	2,062,917	1,863,769	2,988,691

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	8,822,421	31,675,730	45,057,463	95,606,604 [1]
Investments in affiliated issuers	3,096	820	551	1,900
Futures contracts	10,283,583	715,334	—	—
Foreign currency transactions	—	—	—	7,405
	19,109,100	32,391,884	45,058,014	95,615,909

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	275,594,504	19,294,229	41,372,546	32,991,938
Investments in affiliated issuers	(7,063)	(1,759)	(2,730)	(2,171)
Futures contracts	(44,337)	(8,098)	—	—
Translation of assets and liabilities in foreign currencies	—	—	—	2,133
	275,543,104	19,284,372	41,369,816	32,991,900
Net realized and unrealized gain (loss)	294,652,204	51,676,256	86,427,830	128,607,809

Increase (decrease) in net assets from operations	$317,612,611	$53,739,173	$88,291,599	$131,596,500

1	Net of India foreign taxes of ($1,959).

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust	American Growth-Income Trust
Dividends	$6,531,902	$947,083	$4,815,410	$4,638,140
Total investment income	6,531,902	947,083	4,815,410	4,638,140

Expenses
Series I distribution and service fees	597,851	8,059	280,991	723,532
Series II distribution and service fees	5,056,519	703,996	3,432,274	3,112,687
Series III distribution and service fees	202,929	20,841	137,504	332,931
Accounting and legal services fees	114,230	12,370	74,508	89,284
Professional fees	21,199	12,696	16,924	17,279
Printing and postage	32,155	3,233	21,388	23,231
Custodian fees	5,990	7,990	5,990	5,991
Trustees’ fees	13,804	2,007	9,194	10,879
Registration and filing fees	2,390	2,144	2,136	2,733
Other	8,839	2,110	6,298	6,576
Total expenses before reductions and amounts recaptured	6,055,906	775,446	3,987,207	4,325,123
Net expense reductions and amounts recaptured	(35,811)	(4,428)	(23,404)	(27,980)
Total expenses	6,020,095	771,018	3,963,803	4,297,143
Net investment income (loss)	511,807	176,065	851,607	340,997

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	10,813,833	35,197	(3,346,594)	(6,864,217)
	10,813,833	35,197	(3,346,594)	(6,864,217)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	151,638,321	11,909,017	109,238,504	153,301,145
	151,638,321	11,909,017	109,238,504	153,301,145
Net realized and unrealized gain (loss)	162,452,154	11,944,214	105,891,910	146,436,928

Increase (decrease) in net assets from operations	$162,963,961	$12,120,279	$106,743,517	$146,777,925

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	American International Trust	American New World Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Dividends	$2,785,786	$261,592	$7,225,256	$4,827,531
Securities lending	—	—	93,761	78,674
Interest	—	—	3,645	—
Less foreign taxes withheld	—	—	(9,868)	(116,092)
Total investment income	2,785,786	261,592	7,312,794	4,790,113

Expenses
Investment management fees	—	—	6,996,576	3,751,701
Series I distribution and service fees	248,604	33,374	70,719	43,728
Series II distribution and service fees	2,105,897	240,954	158,397	89,483
Series III distribution and service fees	64,675	3,066	—	—
Accounting and legal services fees	46,534	5,208	119,536	71,381
Professional fees	14,663	11,254	26,673	24,504
Printing and postage	13,416	2,654	38,423	19,316
Custodian fees	5,990	5,990	97,265	79,344
Trustees’ fees	5,747	658	14,629	8,759
Registration and filing fees	2,121	2,159	2,450	2,149
Other	4,364	1,753	12,070	13,678
Total expenses before reductions and amounts recaptured	2,512,011	307,070	7,536,738	4,104,043
Net expense reductions and amounts recaptured	(14,544)	(1,624)	(308,783)	(22,374)
Total expenses	2,497,467	305,446	7,227,955	4,081,669
Net investment income (loss)	288,319	(43,854)	84,839	708,444

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(18,189,762)	2,268,616	166,490,249	65,056,420
Investments in affiliated issuers	—	—	3,102	(53)
Capital gain distributions received from unaffiliated underlying funds	—	350,997	—	—
Foreign currency transactions	—	—	2,788	(4,284)
	(18,189,762)	2,619,613	166,496,139	65,052,083

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	39,976,531	(4,513,292)	38,684,430	32,192,373
Investments in affiliated issuers	—	—	(10,527)	(5,027)
Translation of assets and liabilities in foreign currencies	—	—	(64)	(494)
	39,976,531	(4,513,292)	38,673,839	32,186,852
Net realized and unrealized gain (loss)	21,786,769	(1,893,679)	205,169,978	97,238,935

Increase (decrease) in net assets from operations	$22,075,088	($1,937,533)	$205,254,817	$97,947,379

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Capital Appreciation Value Trust	Core Allocation Plus Trust	Core Fundamental Holdings Trust	Core Global Diversification Trust
Dividends	$1,992,207	$1,110,369	$664,687	$1,414,483
Securities lending	4,095	32,494	—	6,938
Interest	1,333,463	758,991	—	—
Less foreign taxes withheld	(4,652)	(31,688)	—	—
Total investment income	3,325,113	1,870,166	664,687	1,421,421

Expenses
Investment management fees	1,393,675	846,983	88,627	173,396
Series I distribution and service fees	300	5,202	53	282
Series II distribution and service fees	394,638	188,114	904,796	907,216
Series III distribution and service fees	—	—	19,094	14,383
Accounting and legal services fees	23,017	12,368	23,683	23,350
Professional fees	20,438	46,973	55,707	55,415
Printing and postage	6,291	18,709	25,729	31,090
Custodian fees	23,317	35,349	5,990	5,990
Trustees’ fees	2,775	1,495	2,823	2,782
Registration and filing fees	1,956	6,658	8,412	9,984
Other	4,612	4,164	3,513	3,590
Total expenses before reductions and amounts recaptured	1,871,019	1,166,015	1,138,427	1,227,478
Net expense reductions and amounts recaptured	(63,903)	(3,876)	(10,027)	(29,026)
Total expenses	1,807,116	1,162,139	1,128,400	1,198,452
Net investment income (loss)	1,517,997	708,027	(463,713)	222,969

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	17,749,398	11,044,243	1,596,017	1,012,055
Investments in affiliated issuers	349	140	291,708	257,466
Capital gain distributions received from unaffiliated underlying funds	—	—	2,340,828	2,001,815
Futures contracts	—	1,224,280	—	—
Written options	(45,077)	—	—	—
Swap contracts	—	(46,833)	—	—
Foreign currency transactions	23,649	(6,102)	—	—
	17,728,319	12,215,728	4,228,553	3,271,336

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	14,134,420	2,454,841	5,141,791	3,199,080
Investments in affiliated issuers	(772)	(291)	7,246,085	4,065,138
Futures contracts	—	(446,012)	—	—
Written options	(392,606)	—	—	—
Swap contracts	—	(90,969)	—	—
Translation of assets and liabilities in foreign currencies	13,830	6,566	—	—
	13,754,872	1,924,135	12,387,876	7,264,218
Net realized and unrealized gain (loss)	31,483,191	14,139,863	16,616,429	10,535,554

Increase (decrease) in net assets from operations	$33,001,188	$14,847,890	$16,152,716	$10,758,523

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Core Strategy Trust	Disciplined Diversification Trust	Emerging Markets Value Trust	Equity- Income Trust
Dividends	—	$2,377,365	$17,871,024	$25,963,865
Securities lending	—	62,954	276,332	331,689
Interest	—	823,660	822	41,447
Less foreign taxes withheld	—	(127,599)	(1,952,795)	(156,783)
Total investment income	—	3,136,380	16,195,383	26,180,218

Expenses
Investment management fees	$181,068	882,141	5,225,240	8,103,865
Series I distribution and service fees	58	56	1,266	82,163
Series II distribution and service fees	906,127	270,676	—	228,856
Accounting and legal services fees	52,157	15,915	73,471	138,495
Professional fees	17,704	48,756	27,894	24,200
Printing and postage	8,887	21,279	16,322	41,445
Custodian fees	2,076	128,296	623,818	114,313
Trustees’ fees	6,207	1,937	9,261	16,797
Registration and filing fees	5,495	6,853	1,923	2,163
Other	4,705	4,712	9,507	27,853
Total expenses before reductions and amounts recaptured	1,184,484	1,380,621	5,988,702	8,780,150
Net expense reductions and amounts recaptured	—	(4,978)	(22,887)	(357,950)
Total expenses	—	1,375,643	5,965,815	8,422,200
Net investment income (loss)	(1,184,484)	1,760,737	10,229,568	17,758,018

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	—	3,366,841	14,791,428 [2]	90,523,152
Investments in affiliated issuers	2,088,290	285	883	(7,561)
Foreign currency transactions	—	(14,630)	(267,433)	(4,673)
	2,088,290	3,352,496	14,524,878	90,510,918

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	5,130,842 [1]	(149,990,150)[3]	168,401,760
Investments in affiliated issuers	49,052,475	(526)	(3,061)	(12,221)
Translation of assets and liabilities in foreign currencies	—	(13,139)	(79,230)	(13,266)
	49,052,475	5,117,177	(150,072,441)	168,376,273
Net realized and unrealized gain (loss)	51,140,765	8,469,673	(135,547,563)	258,887,191

Increase (decrease) in net assets from operations	$49,956,281	$10,230,410	($125,317,995)	$276,645,209

1	Net of $180 decrease in deferred India foreign withholding taxes.
2	Net of India foreign taxes of ($629).
3	Net of $283,154 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Financial Services Trust	Franklin Templeton Founding Allocation Trust	Fundamental All Cap Core Trust	Fundamental Holdings Trust
Dividends	$1,666,777	—	$10,592,496	$2,568,653
Securities lending	13,933	—	—	—
Interest	9,275	—	2,065	—
Less foreign taxes withheld	(48,118)	—	(66,399)	—
Total investment income	1,641,867	—	10,528,162	2,568,653

Expenses
Investment management fees	612,572	$282,768	4,793,996	228,738
Series I distribution and service fees	27,780	12,070	35,103	13,940
Series II distribution and service fees	30,964	1,530,329	84,287	3,779,829
Series III distribution and service fees	—	—	—	78,063
Accounting and legal services fees	10,350	85,996	94,433	72,020
Professional fees	18,466	24,942	24,252	94,360
Printing and postage	2,468	23,740	25,228	70,870
Custodian fees	20,764	5,990	102,364	5,990
Trustees’ fees	1,213	10,476	11,382	8,821
Registration and filing fees	1,970	2,324	2,437	16,528
Other	3,351	7,848	9,506	7,113
Total expenses before reductions and amounts recaptured	729,898	1,986,483	5,182,988	4,376,272
Net expense reductions and amounts recaptured	(3,290)	—	(29,776)	(914,151)
Total expenses	726,608	1,986,483	5,153,212	3,462,121
Net investment income (loss)	915,259	(1,986,483)	5,374,950	(893,468)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(3,500,631)	—	39,630,455	10,787,317
Investments in affiliated issuers	2,637	(5,904,967)	—	—
Foreign currency transactions	(1,146)	—	(45,079)	—
	(3,499,140)	(5,904,967)	39,585,376	10,787,317

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	22,380,655	—	109,360,795	46,324,805
Investments in affiliated issuers	(924)	113,850,109	—	(8,717,019)
Translation of assets and liabilities in foreign currencies	(380)	—	(3,605)	—
	22,379,351	113,850,109	109,357,190	37,607,786
Net realized and unrealized gain (loss)	18,880,211	107,945,142	148,942,566	48,395,103

Increase (decrease) in net assets from operations	$19,795,470	$105,958,659	$154,317,516	$47,501,635

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Fundamental Large Cap Value Trust	Fundamental Value Trust	Global Trust	Global Diversification Trust
Dividends	$6,103,791	$13,750,115	$10,682,212	$2,022,521
Securities lending	—	106,421	448,494	—
Interest	381	36,195	4,147	66
Less foreign taxes withheld	(120,806)	(383,937)	(823,554)	—
Total investment income	5,983,366	13,508,794	10,311,299	2,022,587

Expenses
Investment management fees	1,828,071	5,932,107	2,550,789	165,686
Series I distribution and service fees	21,719	83,381	40,559	41,136
Series II distribution and service fees	21,346	336,639	38,484	2,868,764
Accounting and legal services fees	37,396	104,872	41,946	52,140
Professional fees	19,805	25,226	21,286	73,923
Printing and postage	8,637	29,605	10,182	64,528
Custodian fees	50,394	154,741	253,254	5,990
Trustees’ fees	4,474	12,810	5,143	6,380
Registration and filing fees	1,943	2,077	1,999	16,338
Other	4,780	10,726	5,878	5,729
Total expenses before reductions and amounts recaptured	1,998,565	6,692,184	2,969,520	3,300,614
Net expense reductions and amounts recaptured	(11,753)	(32,856)	(43,674)	(516,870)
Total expenses	1,986,812	6,659,328	2,925,846	2,783,744
Net investment income (loss)	3,996,554	6,849,466	7,385,453	(761,157)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	22,607,800	33,919,554	6,580,678	42,102,403
Investments in affiliated issuers	—	(4,567)	(1,218)	(10,925)
Capital gain distributions received from unaffiliated underlying funds	—	—	—	351,163
Foreign currency transactions	1,726	(3,454)	(95,560)	—
	22,609,526	33,911,533	6,483,900	42,442,641

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	50,310,706	173,296,853	40,879,242	(11,368,960)
Investments in affiliated issuers	—	(2,377)	(557)	(5,431,612)
Translation of assets and liabilities in foreign currencies	(150)	(16,272)	(36,938)	—
	50,310,556	173,278,204	40,841,747	(16,800,572)
Net realized and unrealized gain (loss)	72,920,082	207,189,737	47,325,647	25,642,069

Increase (decrease) in net assets from operations	$76,916,636	$214,039,203	$54,711,100	$24,880,912

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Growth Equity Trust	Health Sciences Trust	Heritage Trust	International Core Trust
Dividends	$2,247,535	$646,823	$444,646	$17,961,649
Securities lending	34,149	—	30,083	866,751
Interest	185	5,985	97	83
Less foreign taxes withheld	(76,219)	(28,471)	(4,490)	(1,585,533)
Total investment income	2,205,650	624,337	470,336	17,242,950

Expenses
Investment management fees	1,671,314	1,083,632	609,522	3,309,655
Series I distribution and service fees	—	20,044	—	11,187
Series II distribution and service fees	—	94,586	—	26,231
Accounting and legal services fees	30,631	13,878	9,533	49,538
Professional fees	20,353	19,371	19,016	24,719
Printing and postage	6,334	3,279	1,916	11,774
Custodian fees	31,914	30,416	12,145	399,914
Trustees’ fees	3,729	1,633	1,153	6,052
Registration and filing fees	2,307	1,970	1,744	2,169
Other	4,691	3,516	3,119	6,261
Total expenses before reductions and amounts recaptured	1,771,273	1,272,325	658,148	3,847,500
Net expense reductions and amounts recaptured	(9,573)	(60,399)	(3,006)	(15,605)
Total expenses	1,761,700	1,211,926	655,142	3,831,895
Net investment income (loss)	443,950	(587,589)	(184,806)	13,411,055

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	49,284,710	13,176,939	9,287,623	25,341,586
Investments in affiliated issuers	709	—	798	(1,607)
Futures contracts	—	—	—	1,558,875
Written options	—	1,247,699	—	—
Foreign currency transactions	—	(2,235)	9,921	2,754,841
	49,285,419	14,422,403	9,298,342	29,653,695

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(14,367,888)	23,596,107 [1]	6,432,334	(17,425,605)
Investments in affiliated issuers	(2,416)	—	(1,692)	(371)
Futures contracts	—	—	—	(351,358)
Written options	—	(955,733)	—	—
Translation of assets and liabilities in foreign currencies	—	(1,014)	14,727	(37,340)
	(14,370,304)	22,639,360	6,445,369	(17,814,674)
Net realized and unrealized gain (loss)	34,915,115	37,061,763	15,743,711	11,839,021

Increase (decrease) in net assets from operations	$35,359,065	$36,474,174	$15,558,905	$25,250,076

1	Net of $13,638 increase in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	International Equity Index Trust B	International Growth Stock Trust	International Small Company Trust	International Value Trust
Dividends	$13,286,982	$9,292,230	$1,849,166	$24,598,351
Securities lending	467,506	—	63,476	1,333,868
Interest	25,822	27,131	275	13,741
Less foreign taxes withheld	(1,133,543)	(794,761)	(150,048)	(2,384,270)
Total investment income	12,646,767	8,524,600	1,762,869	23,561,690

Expenses
Investment management fees	1,700,088	2,064,637	472,701	4,338,014
Series I distribution and service fees	65,484	664	10,151	28,419
Series II distribution and service fees	34,083	27,585	31,559	121,295
Accounting and legal services fees	42,654	34,700	6,658	72,045
Professional fees	22,838	18,333	19,762	23,682
Printing and postage	12,460	18,037	1,600	20,990
Custodian fees	20,613	253,964	56,201	551,201
Trustees’ fees	5,210	4,202	810	8,985
Registration and filing fees	5,436	5,395	1,936	2,284
Other	6,084	4,680	6,566	8,007
Total expenses before reductions and amounts recaptured	1,914,950	2,432,197	607,944	5,174,922
Net expense reductions and amounts recaptured	(726,393)	(10,850)	(2,079)	(22,698)
Total expenses	1,188,557	2,421,347	605,865	5,152,224
Net investment income (loss)	11,458,210	6,103,253	1,157,004	18,409,466

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(1,153,336)	8,878,532	1,762,300	20,111,396
Investments in affiliated issuers	3,572	—	22	(1,909)
Futures contracts	189,007	—	—	—
Foreign currency transactions	(121,856)	(146,189)	(30,300)	(206,346)
	(1,082,613)	8,732,343	1,732,022	19,903,141

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(13,932,027)	(6,403,378)	657,691	(20,174,989)[1]
Investments in affiliated issuers	(3,678)	—	(109)	(2,192)
Futures contracts	(540,333)	—	—	—
Translation of assets and liabilities in foreign currencies	(273,298)	(18,808)	(5,367)	(75,504)
	(14,749,336)	(6,422,186)	652,215	(20,252,685)
Net realized and unrealized gain (loss)	(15,831,949)	2,310,157	2,384,237	(349,544)

Increase (decrease) in net assets from operations	($4,373,739)	$8,413,410	$3,541,241	$18,059,922

1	Net of $67,812 decrease in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Expenses	Lifestyle Balanced PS Series	Lifestyle Conservative PS Series	Lifestyle Growth PS Series	Lifestyle Moderate PS Series
Investment management fees	$44,436	$14,261	$46,602	$21,940
Series II distribution and service fees	222,179	71,301	233,010	109,701
Accounting and legal services fees	11,929	3,851	12,457	5,903
Professional fees	18,095	17,542	18,132	17,470
Printing and postage	2,174	752	2,265	1,073
Custodian fees	5,990	5,990	5,990	5,990
Trustees’ fees	1,430	469	1,480	709
Registration and filing fees	2,065	2,089	2,064	2,031
Other	2,319	2,042	2,375	2,057
Total expenses before reductions and amounts recaptured	310,617	118,297	324,375	166,874
Net expense reductions and amounts recaptured	—	(4,216)	—	8,647
Total expenses	310,617	114,081	324,375	175,521
Net investment income (loss)	(310,617)	(114,081)	(324,375)	(175,521)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated issuers	690,656	446,922	294,852	437,921
	690,656	446,922	294,852	437,921

Change in net unrealized appreciation (depreciation) of
Investments in affiliated issuers	5,798,946	(179,566)	10,646,866	2,104,448
	5,798,946	(179,566)	10,646,866	2,104,448
Net realized and unrealized gain (loss)	6,489,602	267,356	10,941,718	2,542,369

Increase (decrease) in net assets from operations	$6,178,985	$153,275	$10,617,343	$2,366,848

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Cap Value Equity Trust	Mid Value Trust
Dividends	$5,213,838	$1,854,692	$1,239,408	$6,379,228
Securities lending	216,353	1,245,718	81,653	183,423
Interest	2,095	10,766	6,243	91,758
Less foreign taxes withheld	—	(24,467)	(2,897)	(41,898)
Total investment income	5,432,286	3,086,709	1,324,407	6,612,511

Expenses
Investment management fees	1,599,093	3,253,494	623,568	3,809,455
Series I distribution and service fees	130,574	46,562	—	77,531
Series II distribution and service fees	99,872	140,328	—	105,657
Accounting and legal services fees	44,275	51,779	9,452	53,113
Professional fees	20,241	21,213	17,539	21,279
Printing and postage	6,086	13,652	1,902	13,812
Custodian fees	5,990	63,255	10,639	53,876
Trustees’ fees	5,110	6,259	1,144	6,354
Registration and filing fees	2,323	2,369	1,744	2,133
Other	7,768	7,052	3,295	6,645
Total expenses before reductions and amounts recaptured	1,921,332	3,605,963	669,283	4,149,855
Net expense reductions and amounts recaptured	(334,154)	(16,348)	(2,991)	(200,765)
Total expenses	1,587,178	3,589,615	666,292	3,949,090
Net investment income (loss)	3,845,108	(502,906)	658,115	2,663,421

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	17,747,056	80,396,174	8,155,157	33,254,152
Investments in affiliated issuers	(467)	5,669	829	(5,099)
Futures contracts	2,710,350	—	—	—
Foreign currency transactions	—	(84)	—	(4,700)
	20,456,939	80,401,759	8,155,986	33,244,353

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	61,327,253	32,339,577	14,665,829	63,209,568
Investments in affiliated issuers	(3,584)	(6,979)	(829)	(8,922)
Futures contracts	3,815	—	—	—
Translation of assets and liabilities in foreign currencies	151	(3,034)	—	(4,122)
	61,327,635	32,329,564	14,665,000	63,196,524
Net realized and unrealized gain (loss)	81,784,574	112,731,323	22,820,986	96,440,877

Increase (decrease) in net assets from operations	$85,629,682	$112,228,417	$23,479,101	$99,104,298

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Mutual Shares Trust	Natural Resources Trust	Real Estate Securities Trust	Science & Technology Trust
Dividends	$7,525,527	$1,553,888	$6,571,795	$1,546,315
Securities lending	38,750	19,702	33,998	294,634
Interest	1,378,912	1,377	359	5,268
Less foreign taxes withheld	(38,411)	(90,235)	—	(27,684)
Total investment income	8,904,778	1,484,732	6,606,152	1,818,533

Expenses
Investment management fees	3,007,061	865,452	1,446,432	1,791,250
Series I distribution and service fees	52,779	2,647	24,359	72,290
Series II distribution and service fees	—	116,979	90,655	50,986
Accounting and legal services fees	43,551	11,623	27,591	22,767
Professional fees	29,918	18,273	19,978	21,282
Printing and postage	16,116	4,109	7,905	5,860
Custodian fees	96,776	57,228	25,866	40,844
Trustees’ fees	5,288	1,454	3,340	2,803
Registration and filing fees	1,863	2,594	2,671	1,907
Other	6,638	3,578	4,432	4,417
Total expenses before reductions and amounts recaptured	3,259,990	1,083,937	1,653,229	2,014,406
Net expense reductions and amounts recaptured	(13,685)	(17,846)	(8,642)	(60,195)
Total expenses	3,246,305	1,066,091	1,644,587	1,954,211
Net investment income (loss)	5,658,473	418,641	4,961,565	(135,678)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	32,143,817	(1,850,758)	35,558,380	9,891,514
Investments in affiliated issuers	1,039	2,862	554	2,901
Written options	5,958	—	—	—
Foreign currency transactions	(1,621,826)	4,977	20	(58,385)
	30,528,988	(1,842,919)	35,558,954	9,836,030

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	36,445,072	(7,836,581)	(21,781,924)	33,996,827
Investments in affiliated issuers	(2,090)	(375)	(1,917)	(2,620)
Translation of assets and liabilities in foreign currencies	5,274,189	(297)	(37)	5,552
	41,717,171	(7,837,253)	(21,783,878)	33,999,759
Net realized and unrealized gain (loss)	72,246,159	(9,680,172)	13,775,076	43,835,789

Increase (decrease) in net assets from operations	$77,904,632	($9,261,531)	$18,736,641	$43,700,111

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Small Cap Growth Trust	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Value Trust
Dividends	$781,345	$2,538,429	$856,452	$4,928,981
Securities lending	564,695	431,210	43,417	67,218
Interest	4,358	650	931	15,587
Less foreign taxes withheld	(13,543)	(1,990)	(411)	—
Total investment income	1,336,855	2,968,299	900,389	5,011,786

Expenses
Investment management fees	2,223,762	868,502	817,775	3,526,087
Series I distribution and service fees	23,302	59,124	8,518	76,443
Series II distribution and service fees	43,200	77,705	41,091	52,846
Accounting and legal services fees	27,832	23,566	10,872	44,986
Professional fees	19,231	18,329	17,417	20,030
Printing and postage	7,234	3,054	2,486	10,431
Custodian fees	33,761	5,990	14,223	37,132
Trustees’ fees	3,338	2,742	1,307	5,284
Registration and filing fees	2,342	2,151	1,907	2,026
Other	4,628	5,296	3,699	5,905
Total expenses before reductions and amounts recaptured	2,388,630	1,066,459	919,295	3,781,170
Net expense reductions and amounts recaptured	(8,817)	(89,178)	(73,590)	(14,200)
Total expenses	2,379,813	977,281	845,705	3,766,970
Net investment income (loss)	(1,042,958)	1,991,018	54,684	1,244,816

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	39,994,037	15,664,011	9,729,026	44,061,472
Investments in affiliated issuers	2,748	(255)	405	3,419
Futures contracts	—	2,706,782	—	—
Foreign currency transactions	682	(65)	(18)	—
	39,997,467	18,370,473	9,729,413	44,064,891

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	34,107,511	30,845,871	14,973,095	41,461,416
Investments in affiliated issuers	(5,275)	(1,691)	(283)	(3,203)
Futures contracts	—	(442,186)	—	—
Translation of assets and liabilities in foreign currencies	(582)	(8)	2	—
	34,101,654	30,401,986	14,972,814	41,458,213
Net realized and unrealized gain (loss)	74,099,121	48,772,459	24,702,227	85,523,104

Increase (decrease) in net assets from operations	$73,056,163	$50,763,477	$24,756,911	$86,767,920

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Small Company Growth Trust	Small Company Value Trust	Smaller Company Growth Trust	Strategic Equity Allocation Trust
Dividends	$532,684	$2,483,327	$605,681	$110,142,558
Securities lending	30,476	108,143	359,795	2,965,266
Interest	979	3,392	1,920	9,813
Less foreign taxes withheld	—	(2,769)	(1,110)	(3,990,985)
Total investment income	564,139	2,592,093	966,286	109,126,652

Expenses
Investment management fees	549,191	1,975,875	1,184,744	26,416,494
Series I distribution and service fees	—	20,745	19,791	—
Series II distribution and service fees	—	93,943	23,500	—
Accounting and legal services fees	7,323	25,455	14,728	539,960
Professional fees	17,272	18,605	43,523	76,860
Printing and postage	1,479	6,431	37,375	44,426
Custodian fees	8,767	25,299	18,724	28,332
Trustees’ fees	888	3,083	1,777	67,457
Registration and filing fees	1,744	1,880	11,817	4,427
Other	3,119	4,104	3,847	23,963
Total expenses before reductions and amounts recaptured	589,783	2,175,420	1,359,826	27,201,919
Net expense reductions and amounts recaptured	(2,301)	(110,077)	(180,212)	(7,199,066)
Total expenses	587,482	2,065,343	1,179,614	20,002,853
Net investment income (loss)	(23,343)	526,750	(213,328)	89,123,799

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	6,897,969	19,874,425	18,016,111	94,590,266
Investments in affiliated issuers	282	2,641	1,457	(26)
Futures contracts	—	—	240,838	21,803,423
Foreign currency transactions	(202)	895	—	(244,466)
	6,898,049	19,877,961	18,258,406	116,149,197

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	8,517,706	24,323,714	14,992,375	651,715,018
Investments in affiliated issuers	(322)	(1,890)	(633)	(10,372)
Futures contracts	—	—	(35,751)	(3,897,031)
Translation of assets and liabilities in foreign currencies	—	28	—	(313,265)
	8,517,384	24,321,852	14,955,991	647,494,350
Net realized and unrealized gain (loss)	15,415,433	44,199,813	33,214,397	763,643,547

Increase (decrease) in net assets from operations	$15,392,090	$44,726,563	$33,001,069	$852,767,346

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Total Stock Market Index Trust	U.S. Equity Trust	Utilities Trust	Value Trust
Dividends	$4,458,981	$11,070,251	$8,681,137	$3,774,536
Securities lending	86,350	73,003	128,528	—
Interest	1,130	—	103,263	119,897
Less foreign taxes withheld	(2,445)	(2,398)	(590,912)	—
Total investment income	4,544,016	11,140,856	8,322,016	3,894,433

Expenses
Investment management fees	1,086,373	3,614,454	1,272,722	1,809,504
Series I distribution and service fees	82,881	34,211	63,321	112,257
Series II distribution and service fees	53,384	10,851	33,046	39,856
Accounting and legal services fees	29,647	47,997	18,147	33,824
Professional fees	19,081	—	21,271	19,271
Printing and postage	3,736	—	3,223	7,828
Custodian fees	5,990	45,799	76,379	29,806
Trustees’ fees	3,478	7,776	1,951	3,956
Registration and filing fees	2,151	—	1,842	1,952
Other	4,944	9,133	3,631	4,444
Total expenses before reductions and amounts recaptured	1,291,665	3,770,221	1,495,533	2,062,698
Net expense reductions and amounts recaptured	—	(20,124)	(6,743)	(10,653)
Total expenses	1,291,665	3,750,097	1,488,790	2,052,045
Net investment income (loss)	3,252,351	7,390,759	6,833,226	1,842,388

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	695,619	58,503,843	17,888,611	29,149,261
Investments in affiliated issuers	655	1,762	845	—
Futures contracts	1,813,111	—	—	—
Foreign currency transactions	—	—	(161,992)	—
	2,509,385	58,505,605	17,727,464	29,149,261

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	51,962,009	62,415,155	(11,229,449)	45,667,003
Investments in affiliated issuers	(1,102)	(3,305)	(1,551)	—
Futures contracts	(334,794)	—	—	—
Translation of assets and liabilities in foreign currencies	—	—	628,066	—
	51,626,113	62,411,850	(10,602,934)	45,667,003
Net realized and unrealized gain (loss)	54,135,498	120,917,455	7,124,530	74,816,264

Increase (decrease) in net assets from operations	$57,387,849	$128,308,214	$13,957,756	$76,658,652

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	500 Index Trust B		All Cap Core Trust		All Cap Value Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$22,960,407	$24,946,589	$2,062,917	$5,382,911	$1,863,769	$4,783,914
Net realized gain (loss)	19,109,100	20,307,989	32,391,884	39,647,865	45,058,014	14,328,608
Change in net unrealized appreciation (depreciation)	275,543,104	102,851,765	19,284,372	11,212,807	41,369,816	29,487,641
Increase (decrease) in net assets resulting from operations	317,612,611	148,106,343	53,739,173	56,243,583	88,291,599	48,600,163
Distributions to shareholders
From net investment income
Series I	—	(6,653,609)	—	(803,310)	—	(228,133)
Series II	—	(199,528)	—	(71,022)	—	(160,138)
Series NAV	—	(10,319,587)	—	(3,206,321)	—	(4,005,296)
From net realized gain
Series I	—	—	—	—	—	(1,126,956)
Series II	—	—	—	—	—	(1,064,587)
Series NAV	—	—	—	—	—	(18,595,912)
Total distributions	—	(17,172,724)	—	(4,080,653)	—	(25,181,022)
From portfolio share transactions	10,982,182	1,333,540,903	(43,048,064)	(47,743,474)	(75,421,905)	31,626,272
Total increase (decrease)	328,594,793	1,464,474,522	10,691,109	4,419,456	12,869,694	55,045,413

Net assets
Beginning of period	2,309,842,205	845,367,683	354,427,585	350,008,129	497,300,879	442,255,466
End of period	$2,638,436,998	$2,309,842,205	$365,118,694	$354,427,585	$510,170,573	$497,300,879

Undistributed net investment income (loss)	$34,441,693	$11,481,286	$4,065,188	$2,002,271	$3,150,214	$1,286,445

	Alpha Opportunities Trust		American Asset Allocation Trust		American Global Growth Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$2,988,691	$6,662,844	$511,807	$23,466,754	$176,065	$577,464
Net realized gain (loss)	95,615,909	95,970,152	10,813,833	2,277,350	35,197	(5,421,728)
Change in net unrealized appreciation (depreciation)	32,991,900	75,015,521	151,638,321	214,450,181	11,909,017	38,512,536
Increase (decrease) in net assets resulting from operations	131,596,500	177,648,517	162,963,961	240,194,285	12,120,279	33,668,272
Distributions to shareholders
From net investment income
Series I	—	(3,358)	—	(2,932,470)	—	(10,946)
Series II	—	—	—	(18,133,226)	—	(537,704)
Series III	—	—	—	(2,895,137)	—	(31,022)
Series NAV	—	(5,379,172)	—	—	—	—
From net realized gain
Series I	—	(43,055)	—	—	—	—
Series NAV	—	(65,375,658)	—	—	—	—
Total distributions	—	(70,801,243)	—	(23,960,833)	—	(579,672)
From portfolio share transactions	(130,938,917)	(93,951,466)	(104,347,897)	(170,334,777)	74,222,913	(24,458,335)
Total increase (decrease)	657,583	12,895,808	58,616,064	45,898,675	86,343,192	8,630,265

Net assets
Beginning of period	888,358,540	875,462,732	1,652,644,321	1,606,745,646	171,303,510	162,673,245
End of period	$889,016,123	$888,358,540	$1,711,260,385	$1,652,644,321	$257,646,702	$171,303,510

Undistributed net investment income (loss)	$5,997,306	$3,008,615	$511,807	—	$176,065	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	American Growth Trust		American Growth-Income Trust		American International Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$851,607	$3,486,509	$340,997	$15,327,157	$288,319	$6,750,420
Net realized gain (loss)	(3,346,594)	(26,504,458)	(6,864,217)	(29,601,474)	(18,189,762)	(53,311,363)
Change in net unrealized appreciation (depreciation)	109,238,504	208,518,150	153,301,145	189,382,226	39,976,531	161,816,649
Increase (decrease) in net assets resulting from operations	106,743,517	185,500,201	146,777,925	175,107,909	22,075,088	115,255,706
Distributions to shareholders
From net investment income
Series I	—	(365,644)	—	(2,874,366)	—	(851,967)
Series II	—	(2,350,588)	—	(8,982,170)	—	(5,193,075)
Series III	—	(776,883)	—	(4,036,705)	—	(710,523)
Total distributions	—	(3,493,115)	—	(15,893,241)	—	(6,755,565)
From portfolio share transactions	(121,794,786)	(205,762,525)	(151,687,760)	91,717,617	(48,025,176)	(121,269,092)
Total increase (decrease)	(15,051,269)	(23,755,439)	(4,909,835)	250,932,285	(25,950,088)	(12,768,951)

Net assets
Beginning of period	1,098,902,033	1,122,657,472	1,301,738,637	1,050,806,352	695,115,483	707,884,434
End of period	$1,083,850,764	$1,098,902,033	$1,296,828,802	$1,301,738,637	$669,165,395	$695,115,483

Undistributed net investment income (loss)	$851,607	—	$340,997	—	$288,319	—

	American New World Trust		Blue Chip Growth Trust		Capital Appreciation Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	($43,854)	$358,164	$84,839	$4,517,832	$708,444	$3,189,306
Net realized gain (loss)	2,619,613	4,188,512	166,496,139	132,723,591	65,052,083	94,875,229
Change in net unrealized appreciation (depreciation)	(4,513,292)	7,792,357	38,673,839	165,224,004	32,186,852	64,281,826
Increase (decrease) in net assets resulting from operations	(1,937,533)	12,339,033	205,254,817	302,465,427	97,947,379	162,346,361
Distributions to shareholders
From net investment income
Series I	—	(55,003)	—	(260,943)	—	(286,317)
Series II	—	(286,514)	—	—	—	(45,927)
Series III	—	(22,559)	—	—	—	—
Series NAV	—	—	—	(1,835,189)	—	(1,653,644)
Total distributions	—	(364,076)	—	(2,096,132)	—	(1,985,888)
From portfolio share transactions	(4,384,656)	(8,654,474)	(183,748,332)	(243,427,859)	(93,828,098)	(140,266,413)
Total increase (decrease)	(6,322,189)	3,320,483	21,506,485	56,941,436	4,119,281	20,094,060

Net assets
Beginning of period	80,388,494	77,068,011	1,742,324,890	1,685,383,454	1,042,747,169	1,022,653,109
End of period	$74,066,305	$80,388,494	$1,763,831,375	$1,742,324,890	$1,046,866,450	$1,042,747,169

Undistributed net investment income (loss)	($43,854)	—	$5,113,004	$5,028,165	$3,268,583	$2,560,139

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Capital Appreciation Value Trust		Core Allocation Plus Trust		Core Fundamental Holdings Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$1,517,997	$4,281,999	$708,027	$2,326,876	($463,713)	$4,664,611
Net realized gain (loss)	17,728,319	30,284,545	12,215,728	19,077,840	4,228,553	24,386,400
Change in net unrealized appreciation (depreciation)	13,754,872	9,776,087	1,924,135	6,859,976	12,387,876	2,962,333
Increase (decrease) in net assets resulting from operations	33,001,188	44,342,631	14,847,890	28,264,692	16,152,716	32,013,344
Distributions to shareholders
From net investment income
Series I	—	(11,673)	—	(279,502)	—	(457)
Series II	—	(3,800,658)	—	(1,677,027)	—	(4,232,607)
Series III	—	—	—	—	—	(432,305)
Series NAV	—	(345,663)	—	(164,973)	—	—
From net realized gain
Series I	—	(67,044)	—	(1,307,903)	—	(376)
Series II	—	(29,570,953)	—	(8,766,035)	—	(3,992,058)
Series III	—	—	—	—	—	(314,185)
Series NAV	—	(2,023,624)	—	(607,920)	—	—
Total distributions	—	(35,819,615)	—	(12,803,360)	—	(8,971,988)
From portfolio share transactions	(19,942,727)	4,828,404	(9,823,871)	(79,472,096)	9,642,870	32,276,157
Total increase (decrease)	13,058,461	13,351,420	5,024,019	(64,010,764)	25,795,586	55,317,513

Net assets
Beginning of period	331,898,823	318,547,403	178,481,118	242,491,882	335,188,716	279,871,203
End of period	$344,957,284	$331,898,823	$183,505,137	$178,481,118	$360,984,302	$335,188,716

Undistributed net investment income (loss)	$2,632,561	$1,114,564	$1,768,670	$1,060,643	($463,713)	—

	Core Global Diversification Trust		Core Strategy Trust		Disciplined Diversification Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$222,969	$23,890,886	($1,184,484)	$17,277,003	$1,760,737	$3,854,725
Net realized gain (loss)	3,271,336	(6,195,261)	2,088,290	124,575,965	3,352,496	33,803,316
Change in net unrealized appreciation (depreciation)	7,264,218	20,575,365	49,052,475	(58,873,491)	5,117,177	(3,093,273)
Increase (decrease) in net assets resulting from operations	10,758,523	38,270,990	49,956,281	82,979,477	10,230,410	34,564,768
Distributions to shareholders
From net investment income
Series I	—	(11,552)	—	(5,334)	—	(6,494)
Series II	—	(22,492,268)	—	(15,988,760)	—	(4,542,636)
Series III	—	(1,395,550)	—	—	—	—
Series NAV	—	—	—	(1,304,371)	—	(485,428)
From net realized gain
Series I	—	(2,296)	—	(324)	—	(3,637)
Series II	—	(4,566,959)	—	(1,049,550)	—	(2,784,251)
Series III	—	(274,848)	—	—	—	—
Series NAV	—	—	—	(77,635)	—	(257,482)
Total distributions	—	(28,743,473)	—	(18,425,974)	—	(8,079,928)
From portfolio share transactions	8,589,672	16,733,074	2,866,030	(10,826,240)	(5,451,710)	(130,626,804)
Total increase (decrease)	19,348,195	26,260,591	52,822,311	53,727,263	4,778,700	(104,141,964)

Net assets
Beginning of period	330,843,050	304,582,459	739,455,244	685,727,981	233,278,807	337,420,771
End of period	$350,191,245	$330,843,050	$792,277,555	$739,455,244	$238,057,507	$233,278,807

Undistributed net investment income (loss)	$222,969	—	($1,184,484)	—	$2,712,498	$951,761

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Emerging Markets Value Trust		Equity-Income Trust		Financial Services Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$10,229,568	$13,887,564	$17,758,018	$43,381,623	$915,259	$1,353,581
Net realized gain (loss)	14,524,878	37,178,803	90,510,918	124,350,575	(3,499,140)	4,110,772
Change in net unrealized appreciation (depreciation)	(150,072,441)	130,610,092	168,376,273	158,002,548	22,379,351	17,285,802
Increase (decrease) in net assets resulting from operations	(125,317,995)	181,676,459	276,645,209	325,734,746	19,795,470	22,750,155
Distributions to shareholders
From net investment income
Series I	—	(92,827)	—	(6,362,799)	—	(753,977)
Series II	—	—	—	(3,239,108)	—	(139,184)
Series NAV	—	(11,492,803)	—	(31,970,280)	—	(151,023)
From net realized gain
Series I	—	(596,020)	—	—	—	—
Series NAV	—	(73,408,967)	—	—	—	—
Total distributions	—	(85,590,617)	—	(41,572,187)	—	(1,044,184)
From portfolio share transactions	2,100,395	106,559,064	(233,833,434)	(243,826,319)	7,743,048	(16,718,508)
Total increase (decrease)	(123,217,600)	202,644,906	42,811,775	40,336,240	27,538,518	4,987,463

Net assets
Beginning of period	1,124,586,871	921,941,965	1,996,836,738	1,956,500,498	137,732,384	132,744,921
End of period	$1,001,369,271	$1,124,586,871	$2,039,648,513	$1,996,836,738	$165,270,902	$137,732,384

Undistributed net investment income (loss)	$10,308,174	$78,606	$28,665,729	$10,907,711	$1,236,727	$321,468

	Franklin Templeton Founding Allocation Trust		Fundamental All Cap Core Trust		Fundamental Holdings Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	($1,986,483)	$34,566,663	$5,374,950	$15,438,922	($893,468)	$14,591,962
Net realized gain (loss)	(5,904,967)	(33,000,350)	39,585,376	89,515,847	10,787,317	41,879,212
Change in net unrealized appreciation (depreciation)	113,850,109	181,969,098	109,357,190	166,282,226	37,607,786	69,979,800
Increase (decrease) in net assets resulting from operations	105,958,659	183,535,411	154,317,516	271,236,995	47,501,635	126,450,974
Distributions to shareholders
From net investment income
Series I	—	(1,373,172)	—	(939,206)	—	(64,423)
Series II	—	(32,732,971)	—	(361,404)	—	(13,414,651)
Series III	—	—	—	—	—	(1,123,702)
Series NAV	—	(466,045)	—	(8,826,786)	—	—
From net realized gain
Series I	—	—	—	—	—	(9,387)
Series II	—	—	—	—	—	(2,163,682)
Series III	—	—	—	—	—	(133,620)
Total distributions	—	(34,572,188)	—	(10,127,396)	—	(16,909,465)
From portfolio share transactions	(74,937,537)	(110,205,227)	(65,897,410)	(122,651,591)	(65,242,205)	(96,311,358)
Total increase (decrease)	31,021,122	38,757,996	88,420,106	138,458,008	(17,740,570)	13,230,151

Net assets
Beginning of period	1,246,490,427	1,207,732,431	1,347,321,276	1,208,863,268	1,068,240,965	1,055,010,814
End of period	$1,277,511,549	$1,246,490,427	$1,435,741,382	$1,347,321,276	$1,050,500,395	$1,068,240,965

Undistributed net investment income (loss)	($1,986,483)	—	$13,305,284	$7,930,334	($893,468)	—

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Fundamental Large Cap Value Trust		Fundamental Value Trust		Global Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$3,996,554	$7,930,463	$6,849,466	$23,174,293	$7,385,453	$12,377,917
Net realized gain (loss)	22,609,526	36,163,841	33,911,533	41,097,459	6,483,900	7,939,410
Change in net unrealized appreciation (depreciation)	50,310,556	47,697,118	173,278,204	134,712,486	40,841,747	99,727,750
Increase (decrease) in net assets resulting from operations	76,916,636	91,791,422	214,039,203	198,984,238	54,711,100	120,045,077
Distributions to shareholders
From net investment income
Series I	—	(770,550)	—	(2,964,316)	—	(3,274,609)
Series II	—	(151,636)	—	(1,919,663)	—	(564,914)
Series NAV	—	(5,566,825)	—	(9,373,206)	—	(8,983,571)
Total distributions	—	(6,489,011)	—	(14,257,185)	—	(12,823,094)
From portfolio share transactions	(41,881,687)	112,628,653	(209,410,458)	(208,407,920)	(43,769,607)	(82,482,401)
Total increase (decrease)	35,034,949	197,931,064	4,628,745	(23,680,867)	10,941,493	24,739,582

Net assets
Beginning of period	525,475,647	327,544,583	1,521,814,971	1,545,495,838	607,592,620	582,853,038
End of period	$560,510,596	$525,475,647	$1,526,443,716	$1,521,814,971	$618,534,113	$607,592,620

Undistributed net investment income (loss)	$6,767,441	$2,770,887	$16,021,228	$9,171,762	$8,364,749	$979,296

	Global Diversification Trust		Growth Equity Trust		Health Sciences Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	($761,157)	$10,628,684	$443,950	$1,933,383	($587,589)	($848,438)
Net realized gain (loss)	42,442,641	11,765,874	49,285,419	43,388,086	14,422,403	22,031,187
Change in net unrealized appreciation (depreciation)	(16,800,572)	88,779,973	(14,370,304)	23,045,246	22,639,360	25,519,967
Increase (decrease) in net assets resulting from operations	24,880,912	111,174,531	35,359,065	68,366,715	36,474,174	46,702,716
Distributions to shareholders
From net investment income
Series I	—	(193,288)	—	—	—	—
Series II	—	(10,442,267)	—	—	—	—
Series NAV	—	—	—	(92,028)	—	—
From net realized gain
Series I	—	(18,209)	—	—	—	(4,372,778)
Series II	—	(1,084,527)	—	—	—	(4,590,437)
Series NAV	—	—	—	—	—	(2,970,143)
Total distributions	—	(11,738,291)	—	(92,028)	—	(11,933,358)
From portfolio share transactions	(35,971,742)	(75,609,538)	(35,158,279)	(52,895,964)	(1,348,080)	2,760,303
Total increase (decrease)	(11,090,830)	23,826,702	200,786	15,378,723	35,126,094	37,529,661

Net assets
Beginning of period	772,592,430	748,765,728	444,402,505	429,023,782	184,421,603	146,891,942
End of period	$761,501,600	$772,592,430	$444,603,291	$444,402,505	$219,547,697	$184,421,603

Undistributed net investment income (loss)	($761,157)	—	$2,377,283	$1,933,333	($618,195)	($30,606)

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Heritage Trust		International Core Trust		International Equity Index Trust B
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	($184,806)	$136,168	$13,411,055	$20,058,620	$11,458,210	$9,167,917
Net realized gain (loss)	9,298,342	9,157,853	29,653,695	(5,382,883)	(1,082,613)	(2,002,442)
Change in net unrealized appreciation (depreciation)	6,445,369	11,580,577	(17,814,674)	82,523,865	(14,749,336)	58,033,789
Increase (decrease) in net assets resulting from operations	15,558,905	20,874,598	25,250,076	97,199,602	(4,373,739)	65,199,264
Distributions to shareholders
From net investment income
Series I	—	—	—	(1,268,371)	—	(2,752,048)
Series II	—	—	—	(520,322)	—	(258,230)
Series NAV	—	—	—	(18,181,106)	—	(3,849,544)
From net realized gain
Series NAV	—	(10,829,308)	—	—	—	—
Total distributions	—	(10,829,308)	—	(19,969,799)	—	(6,859,822)
From portfolio share transactions	(5,024,402)	(1,553,475)	(3,998,408)	1,815,156	(15,533,434)	297,137,741
Total increase (decrease)	10,534,503	8,491,815	21,251,668	79,044,959	(19,907,173)	355,477,183

Net assets
Beginning of period	136,727,304	128,235,489	718,163,322	639,118,363	628,549,952	273,072,769
End of period	$147,261,807	$136,727,304	$739,414,990	$718,163,322	$608,642,779	$628,549,952

Undistributed net investment income (loss)	($75,775)	$109,031	$18,709,786	$5,298,731	$12,307,225	$849,015

	International Growth Stock Trust		International Small Company Trust		International Value Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$6,103,253	$3,300,572	$1,157,004	$1,891,421	$18,409,466	$26,081,320
Net realized gain (loss)	8,732,343	(6,469,304)	1,732,022	2,175,055	19,903,141	(31,520,541)
Change in net unrealized appreciation (depreciation)	(6,422,186)	50,720,116	652,215	13,797,773	(20,252,685)	187,960,304
Increase (decrease) in net assets resulting from operations	8,413,410	47,551,384	3,541,241	17,864,249	18,059,922	182,521,083
Distributions to shareholders
From net investment income
Series I	—	(19,123)	—	(527,582)	—	(2,918,761)
Series II	—	(109,306)	—	(283,916)	—	(2,366,640)
Series NAV	—	(3,328,453)	—	(389,762)	—	(21,751,886)
From net realized gain
Series NAV	—	(307,779)	—	—	—	—
Total distributions	—	(3,764,661)	—	(1,201,260)	—	(27,037,287)
From portfolio share transactions	(1,957,536)	233,754,766	(5,049,694)	(22,129,182)	(25,285,885)	(49,927,802)
Total increase (decrease)	6,455,874	277,541,489	(1,508,453)	(5,466,193)	(7,225,963)	105,555,994

Net assets
Beginning of period	504,700,388	227,158,899	96,404,057	101,870,250	1,066,509,328	960,953,334
End of period	$511,156,262	$504,700,388	$94,895,604	$96,404,057	$1,059,283,365	$1,066,509,328

Undistributed net investment income (loss)	$5,879,277	($223,976)	$1,519,493	$362,489	$18,960,864	$551,398

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Lifestyle Balanced PS Series		Lifestyle Conservative PS Series		Lifestyle Growth PS Series
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	($310,617)	$1,325,681	($114,081)	$600,914	($324,375)	$1,038,449
Net realized gain (loss)	690,656	4,320,736	446,922	614,598	294,852	6,569,089
Change in net unrealized appreciation (depreciation)	5,798,946	5,611,111	(179,566)	1,817,162	10,646,866	6,965,543
Increase (decrease) in net assets resulting from operations	6,178,985	11,257,528	153,275	3,032,674	10,617,343	14,573,081
Distributions to shareholders
From net investment income
Series II	—	(1,328,461)	—	(606,495)	—	(1,041,121)
From net realized gain
Series II	—	(281,848)	—	(4,891)	—	(478,111)
Total distributions	—	(1,610,309)	—	(611,386)	—	(1,519,232)
From portfolio share transactions	2,014,399	89,552,864	(3,818,995)	26,727,650	4,682,676	67,651,097
Total increase (decrease)	8,193,384	99,200,083	(3,665,720)	29,148,938	15,300,019	80,704,946

Net assets
Beginning of period	169,912,335	70,712,252	58,540,816	29,391,878	174,543,658	93,838,712
End of period	$178,105,719	$169,912,335	$54,875,096	$58,540,816	$189,843,677	$174,543,658

Undistributed net investment income (loss)	($310,617)	—	($114,081)	—	($324,375)	—

	Lifestyle Moderate PS Series		Mid Cap Index Trust		Mid Cap Stock Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	($175,521)	$744,688	$3,845,108	$6,227,565	($502,906)	$131,235
Net realized gain (loss)	437,921	1,644,325	20,456,939	90,000,464	80,401,759	55,253,039
Change in net unrealized appreciation (depreciation)	2,104,448	2,736,857	61,327,635	53,915,786	32,329,564	93,551,389
Increase (decrease) in net assets resulting from operations	2,366,848	5,125,870	85,629,682	150,143,815	112,228,417	148,935,663
Distributions to shareholders
From net investment income
Series I	—	—	—	(6,455,363)	—	—
Series II	—	(744,685)	—	(929,029)	—	—
Series NAV	—	—	—	(960,376)	—	—
From net realized gain
Series I	—	—	—	(44,439,302)	—	—
Series II	—	(84,968)	—	(7,621,733)	—	—
Series NAV	—	—	—	(10,021,655)	—	—
Total distributions	—	(829,653)	—	(70,427,458)	—	—
From portfolio share transactions	381,011	43,959,910	36,787,170	(608,455,653)	(57,713,094)	(100,754,788)
Total increase (decrease)	2,747,859	48,256,127	122,416,852	(528,739,296)	54,515,323	48,180,875

Net assets
Beginning of period	84,296,035	36,039,908	586,200,187	1,114,939,483	742,120,809	693,939,934
End of period	$87,043,894	$84,296,035	$708,617,039	$586,200,187	$796,636,132	$742,120,809

Undistributed net investment income (loss)	($175,521)	—	$6,293,854	$2,448,746	($60,223)	$442,683

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Mid Cap Value Equity Trust		Mid Value Trust		Mutual Shares Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$658,115	$1,458,618	$2,663,421	$9,186,183	$5,658,473	$10,945,677
Net realized gain (loss)	8,155,986	12,686,001	33,244,353	61,917,550	30,528,988	41,574,358
Change in net unrealized appreciation (depreciation)	14,665,000	9,026,865	63,196,524	62,836,103	41,717,171	29,598,436
Increase (decrease) in net assets resulting from operations	23,479,101	23,171,484	99,104,298	133,939,836	77,904,632	82,118,471
Distributions to shareholders
From net investment income
Series I	—	—	—	(2,393,951)	—	(2,851,933)
Series II	—	—	—	(522,256)	—	—
Series NAV	—	(1,407,982)	—	(3,402,701)	—	(6,124,089)
From net realized gain
Series I	—	—	—	(21,983,801)	—	—
Series II	—	—	—	(6,266,255)	—	—
Series NAV	—	(19,002,113)	—	(29,518,271)	—	—
Total distributions	—	(20,410,095)	—	(64,087,235)	—	(8,976,022)
From portfolio share transactions	(10,195,324)	2,354,814	(34,904,902)	(42,992,434)	(61,357,649)	(48,046,794)
Total increase (decrease)	13,283,777	5,116,203	64,199,396	26,860,167	16,546,983	25,095,655

Net assets
Beginning of period	135,498,799	130,382,596	750,576,936	723,716,769	629,169,143	604,073,488
End of period	$148,782,576	$135,498,799	$814,776,332	$750,576,936	$645,716,126	$629,169,143

Undistributed net investment income (loss)	$1,133,017	$474,902	$8,097,761	$5,434,340	$16,916,855	$11,258,382

	Natural Resources Trust		Real Estate Securities Trust		Science & Technology Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$418,641	$941,115	$4,961,565	$6,486,932	($135,678)	($686,504)
Net realized gain (loss)	(1,842,919)	(26,426,248)	35,558,954	61,436,551	9,836,030	15,860,096
Change in net unrealized appreciation (depreciation)	(7,837,253)	26,103,427	(21,783,878)	(4,151,447)	33,999,759	20,619,094
Increase (decrease) in net assets resulting from operations	(9,261,531)	618,294	18,736,641	63,772,036	43,700,111	35,792,686
Distributions to shareholders
From net investment income
Series I	—	(96,855)	—	(1,648,424)	—	—
Series II	—	(631,222)	—	(1,139,278)	—	—
Series NAV	—	(601,445)	—	(4,080,356)	—	—
Total distributions	—	(1,329,522)	—	(6,868,058)	—	—
From portfolio share transactions	(14,959,837)	(26,780,399)	(16,273,012)	(44,440,512)	(27,327,640)	(55,191,934)
Total increase (decrease)	(24,221,368)	(27,491,627)	2,463,629	12,463,466	16,372,471	(19,399,248)

Net assets
Beginning of period	179,057,594	206,549,221	397,987,691	385,524,225	334,731,458	354,130,706
End of period	$154,836,226	$179,057,594	$400,451,320	$397,987,691	$351,103,929	$334,731,458

Undistributed net investment income (loss)	$601,973	$183,332	$7,198,046	$2,236,481	($140,820)	($5,142)

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Small Cap Growth Trust		Small Cap Index Trust		Small Cap Opportunities Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	($1,042,958)	($1,137,636)	$1,991,018	$6,942,375	$54,684	$899,000
Net realized gain (loss)	39,997,467	23,155,015	18,370,473	172,329,213	9,729,413	15,170,487
Change in net unrealized appreciation (depreciation)	34,101,654	39,134,447	30,401,986	(101,810,501)	14,972,814	8,418,627
Increase (decrease) in net assets resulting from operations	73,056,163	61,151,826	50,763,477	77,461,087	24,756,911	24,488,114
Distributions to shareholders
From net investment income
Series I	—	—	—	(4,099,696)	—	—
Series II	—	—	—	(1,066,876)	—	—
Series NAV	—	—	—	(1,014,947)	—	—
From net realized gain
Series I	—	(11,710,241)	—	(34,397,732)	—	—
Series II	—	(4,524,753)	—	(10,313,825)	—	—
Series NAV	—	(36,419,355)	—	(10,702,684)	—	—
Total distributions	—	(52,654,349)	—	(61,595,760)	—	—
From portfolio share transactions	(23,126,875)	1,565,408	7,902,121	(381,456,481)	(11,596,456)	(24,070,530)
Total increase (decrease)	49,929,288	10,062,885	58,665,598	(365,591,154)	13,160,455	417,584

Net assets
Beginning of period	391,823,353	381,760,468	318,415,765	684,006,919	154,373,565	153,955,981
End of period	$441,752,641	$391,823,353	$377,081,363	$318,415,765	$167,534,020	$154,373,565

Undistributed net investment income (loss)	($1,043,935)	($977)	$4,969,623	$2,978,605	$1,062,730	$1,008,046

	Small Cap Value Trust		Small Company Growth Trust		Small Company Value Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$1,244,816	$7,187,867	($23,343)	$246,646	$526,750	$5,227,871
Net realized gain (loss)	44,064,891	39,704,707	6,898,049	9,345,788	19,877,961	9,455,239
Change in net unrealized appreciation (depreciation)	41,458,213	42,323,731	8,517,384	8,482,705	24,321,852	41,768,339
Increase (decrease) in net assets resulting from operations	86,767,920	89,216,305	15,392,090	18,075,139	44,726,563	56,451,449
Distributions to shareholders
From net investment income
Series I	—	(2,259,071)	—	—	—	(198,333)
Series II	—	(263,971)	—	—	—	(90,786)
Series NAV	—	(2,819,182)	—	—	—	(540,760)
From net realized gain
Series I	—	(12,048,671)	—	—	—	—
Series II	—	(2,021,984)	—	—	—	—
Series NAV	—	(14,535,132)	—	—	—	—
Total distributions	—	(33,948,011)	—	—	—	(829,879)
From portfolio share transactions	(3,827,107)	(13,094,251)	(8,376,502)	(13,051,719)	(28,573,159)	(54,361,912)
Total increase (decrease)	82,940,813	42,174,043	7,015,588	5,023,420	16,153,404	1,259,658

Net assets
Beginning of period	623,104,141	580,930,098	105,985,047	100,961,627	367,257,683	365,998,025
End of period	$706,044,954	$623,104,141	$113,000,635	$105,985,047	$383,411,087	$367,257,683

Undistributed net investment income (loss)	$4,369,297	$3,124,481	$231,620	$254,963	$4,652,741	$4,125,991

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Smaller Company Growth Trust		Strategic Equity Allocation Trust		Total Stock Market Index Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	($213,328)	($190,427)	$89,123,799	$113,798,598	$3,252,351	$6,558,114
Net realized gain (loss)	18,258,406	16,572,515	116,149,197	8,789,048	2,509,385	7,584,332
Change in net unrealized appreciation (depreciation)	14,955,991	16,870,590	647,494,350	401,491,552	51,626,113	41,983,405
Increase (decrease) in net assets resulting from operations	33,001,069	33,252,678	852,767,346	524,079,198	57,387,849	56,125,851
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(4,463,502)
Series II	—	—	—	—	—	(537,784)
Series NAV	—	—	—	(79,763,029)	—	(1,137,950)
From net realized gain
Series I	—	(6,657,769)	—	—	—	(755,084)
Series II	—	(1,719,665)	—	—	—	(105,741)
Series NAV	—	(10,033,320)	—	—	—	(188,091)
Total distributions	—	(18,410,754)	—	(79,763,029)	—	(7,188,152)
From portfolio share transactions	(17,044,862)	(15,532,911)	(805,036,936)	7,558,763,127	15,512,351	(11,153,414)
Total increase (decrease)	15,956,207	(690,987)	47,730,410	8,003,079,296	72,900,200	37,784,285

Net assets
Beginning of period	210,993,641	211,684,628	8,003,079,296	—	401,354,163	363,569,878
End of period	$226,949,848	$210,993,641	$8,050,809,706	$8,003,079,296	$474,254,363	$401,354,163

Undistributed net investment income (loss)	($213,396)	($68)	$122,720,934	$33,597,135	$5,718,792	$2,466,441

	U.S. Equity Trust		Utilities Trust		Value Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$7,390,759	$14,741,734	$6,833,226	$6,092,617	$1,842,388	$4,417,175
Net realized gain (loss)	58,505,605	92,224,580	17,727,464	19,349,930	29,149,261	29,467,579
Change in net unrealized appreciation (depreciation)	62,411,850	(7,400,511)	(10,602,934)	(648,144)	45,667,003	18,302,260
Increase (decrease) in net assets resulting from operations	128,308,214	99,565,803	13,957,756	24,794,403	76,658,652	52,187,014
Distributions to shareholders
From net investment income
Series I	—	(1,875,488)	—	(5,089,660)	—	(3,338,198)
Series II	—	(110,117)	—	(916,331)	—	(192,362)
Series NAV	—	(11,722,510)	—	(958,636)	—	(236,374)
Total distributions	—	(13,708,115)	—	(6,964,627)	—	(3,766,934)
From portfolio share transactions	(121,851,170)	70,254,715	262,591,820	(18,646,340)	(10,577,722)	169,513,165
Total increase (decrease)	6,457,044	156,112,403	276,549,576	(816,564)	66,080,930	217,933,245

Net assets
Beginning of period	928,234,166	772,121,763	193,801,082	194,617,646	462,816,435	244,883,190
End of period	$934,691,210	$928,234,166	$470,350,658	$193,801,082	$528,897,365	$462,816,435

Undistributed net investment income (loss)	$11,349,701	$3,958,942	$8,600,406	$1,767,180	$3,409,175	$1,566,787

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust B
SERIES I
06-30-2013[3]	18.01	0.18	2.28	2.46	—	—	—	—	20.47	13.66	[4]	0.53	[5]	0.30	[5]	1.79	[5]	1,350	1
12-31-2012[6]	17.88	0.08	0.15	0.23	(0.10)	—	—	(0.10)	18.01	1.32	[4]	0.53	[5]	0.30	[5]	2.94	[5]	1,142	4	[7]
SERIES II
06-30-2013[3]	18.03	0.16	2.29	2.45	—	—	—	—	20.48	13.59	[4]	0.73	[5]	0.50	[5]	1.58	[5]	48	1
12-31-2012[6]	17.88	0.08	0.14	0.22	(0.07)	—	—	(0.07)	18.03	1.27	[4]	0.73	[5]	0.50	[5]	2.74	[5]	47	4	[7]
SERIES NAV
06-30-2013[3]	18.01	0.18	2.28	2.46	—	—	—	—	20.47	13.66	[4]	0.48	[5]	0.25	[5]	1.84	[5]	1,241	1
12-31-2012	15.71	0.36	2.12	2.48	(0.18)	—	—	(0.18)	18.01	15.80		0.49		0.25		2.07		1,121	4	[7]
12-31-2011	15.71	0.30	(0.01)	0.29	(0.29)	—	—	(0.29)	15.71	1.87		0.49		0.25		1.86		845	4
12-31-2010	13.91	0.25	1.80	2.06	(0.26)	—	—	(0.26)	15.71	14.86		0.49		0.25		1.77		886	10
12-31-2009	11.24	0.25	2.69	2.94	(0.27)	—	—	(0.27)	13.91	26.35		0.49		0.25		2.15		816	8
12-31-2008	18.51	0.32	(7.15)	(6.83)	(0.34)	(0.10)	—	(0.44)	11.24	(37.19)		0.50		0.25		2.05		698	7
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Excludes merger activity.

All Cap Core Trust
SERIES I
06-30-2013[3]	18.95	0.11	2.84	2.95	—	—	—	—	21.90	15.57	[4]	0.87	[5]	0.87	[5]	1.09	[5]	81	65
12-31-2012	16.44	0.26	2.46	2.72	(0.21)	—	—	(0.21)	18.95	16.57		0.86		0.86		1.46		73	242
12-31-2011	16.55	0.17	(0.11)	0.06	(0.17)	—	—	(0.17)	16.44	0.41		0.86		0.86		0.99		71	231
12-31-2010	14.79	0.17	1.75	1.92	(0.16)	—	—	(0.16)	16.55	13.04		0.86		0.86		1.03		83	219
12-31-2009	11.69	0.17	3.14	3.31	(0.21)	—	—	(0.21)	14.79	28.46		0.87		0.87		1.39		87	171
12-31-2008	19.83	0.19	(8.04)	(7.85)	(0.29)	—	—	(0.29)	11.69	(39.63)		0.87		0.86		1.11		83	239
SERIES II
06-30-2013[3]	18.92	0.09	2.83	2.92	—	—	—	—	21.84	15.43	[4]	1.07	[5]	1.07	[5]	0.89	[5]	9	65
12-31-2012	16.41	0.23	2.45	2.68	(0.17)	—	—	(0.17)	18.92	16.38		1.06		1.06		1.26		8	242
12-31-2011	16.53	0.13	(0.11)	0.02	(0.14)	—	—	(0.14)	16.41	0.14		1.06		1.06		0.79		8	231
12-31-2010	14.77	0.13	1.76	1.89	(0.13)	—	—	(0.13)	16.53	12.81		1.06		1.06		0.83		9	219
12-31-2009	11.67	0.15	3.13	3.28	(0.18)	—	—	(0.18)	14.77	28.26		1.07		1.07		1.19		9	171
12-31-2008	19.77	0.16	(8.01)	(7.85)	(0.25)	—	—	(0.25)	11.67	(39.75)		1.07		1.06		0.91		8	239
SERIES NAV
06-30-2013[3]	18.95	0.12	2.84	2.96	—	—	—	—	21.91	15.62	[4]	0.82	[5]	0.82	[5]	1.13	[5]	275	65
12-31-2012	16.44	0.27	2.46	2.73	(0.22)	—	—	(0.22)	18.95	16.62		0.81		0.81		1.51		274	242
12-31-2011	16.56	0.18	(0.12)	0.06	(0.18)	—	—	(0.18)	16.44	0.40		0.81		0.81		1.04		272	231
12-31-2010	14.80	0.16	1.77	1.93	(0.17)	—	—	(0.17)	16.56	13.09		0.81		0.81		1.08		286	219
12-31-2009	11.69	0.18	3.15	3.33	(0.22)	—	—	(0.22)	14.80	28.62		0.82		0.82		1.47		265	171
12-31-2008	19.84	0.20	(8.05)	(7.85)	(0.30)	—	—	(0.30)	11.69	(39.61)		0.82		0.81		1.15		299	239
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
All Cap Value Trust
SERIES I
06-30-2013[3]	8.42	0.03	1.52	1.55	—	—	—	—	9.97	18.41 [4]	0.88	[5]	0.88	[5]	0.68	[5]	32		44
12-31-2012	7.97	0.08	0.78	0.86	(0.07)	(0.34)	—	(0.41)	8.42	10.95	0.86		0.86		0.91		27		86
12-31-2011	8.35	0.04	(0.39)	(0.35)	(0.03)	—	—	(0.03)	7.97	(4.20)	0.87		0.87		0.52		31		64
12-31-2010	7.08	0.04	1.26	1.30	(0.03)	—	—	(0.03)	8.35	18.35	0.90		0.90		0.51		37		75
12-31-2009	5.62	0.03	1.46	1.49	(0.03)	—	—	(0.03)	7.08	26.61	0.97		0.97		0.50		36		90
12-31-2008	8.16	0.05	(2.35)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.62	(28.78)	0.99		0.99		0.72		36		77
SERIES II
06-30-2013[3]	8.40	0.02	1.52	1.54	—	—	—	—	9.94	18.33 [4]	1.08	[5]	1.08	[5]	0.48	[5]	28		44
12-31-2012	7.96	0.06	0.77	0.83	(0.05)	(0.34)	—	(0.39)	8.40	10.62	1.06		1.06		0.71		25		86
12-31-2011	8.34	0.03	(0.40)	(0.37)	(0.01)	—	—	(0.01)	7.96	(4.41)	1.07		1.07		0.32		28		64
12-31-2010	7.07	0.02	1.26	1.28	(0.01)	—	—	(0.01)	8.34	18.13	1.10		1.10		0.31		34		75
12-31-2009	5.61	0.02	1.46	1.48	(0.02)	—	—	(0.02)	7.07	26.41	1.17		1.17		0.29		33		90
12-31-2008	8.14	0.04	(2.35)	(2.31)	(0.04)	(0.18)	—	(0.22)	5.61	(28.95)	1.19		1.19		0.53		30		77
SERIES NAV
06-30-2013[3]	8.38	0.03	1.52	1.55	—	—	—	—	9.93	18.50 [4]	0.83	[5]	0.83	[5]	0.74	[5]	450		44
12-31-2012	7.94	0.08	0.77	0.85	(0.07)	(0.34)	—	(0.41)	8.38	10.92	0.81		0.81		0.98		445		86
12-31-2011	8.32	0.05	(0.40)	(0.35)	(0.03)	—	—	(0.03)	7.94	(4.17)	0.82		0.82		0.62		383		64
12-31-2010	7.05	0.07	1.23	1.30	(0.03)	—	—	(0.03)	8.32	18.49	0.85		0.85		1.00		291		75
12-31-2009	5.60	0.03	1.46	1.49	(0.04)	—	—	(0.04)	7.05	26.59	0.92		0.92		0.51		21		90
12-31-2008	8.14	0.06	(2.36)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.60	(28.79)	0.94		0.94		0.79		12		77
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

Alpha Opportunities Trust
SERIES I
06-30-2013[3]	13.36	0.04	2.00	2.04	—	—	—	—	15.40	15.27 [4]	1.08	[5]	1.07	[5]	0.60	[5]	1		69
12-31-2012	11.92	0.09	2.39	2.48	(0.07)	(0.97)	—	(1.04)	13.36	21.33	1.06		1.06		0.71		1		141
12-31-2011	15.35	0.05	(1.34)	(1.29)	(0.03)	(2.11)	—	(2.14)	11.92	(8.14)	1.07		1.07		0.32		—	[6]	157
12-31-2010	15.14	0.03	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.92	1.07		1.07		0.20		—	[6]	185
12-31-2009[7]	12.57	0.03	2.57	2.60	(0.03)	—	—	(0.03)	15.14	20.68 [4]	1.13	[5]	1.13	[5]	0.34	[5]	—	[6]	222
SERIES NAV
06-30-2013[3]	13.37	0.05	1.99	2.04	—	—	—	—	15.41	15.26 [4]	1.03	[5]	1.02	[5]	0.65	[5]	888		69
12-31-2012	11.93	0.10	2.39	2.49	(0.08)	(0.97)	—	(1.05)	13.37	21.38	1.01		1.01		0.73		888		141
12-31-2011	15.35	0.05	(1.33)	(1.28)	(0.03)	(2.11)	—	(2.14)	11.93	(8.02)	1.02		1.02		0.34		875		157
12-31-2010	15.14	0.03	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.98	1.02		1.02		0.22		924		185
12-31-2009	10.89	0.05	4.25	4.30	(0.05)	—	—	(0.05)	15.14	39.49	1.08		1.08		0.41		624		222
12-31-2008[8]	12.50	0.02	(1.63)	(1.61)	— [9]	—	—	— [9]	10.89	(12.85)[4]	1.06	[5]	1.06	[5]	0.70	[5]	280		52
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. The inception date for Series I shares is 6-2-09. 8. The inception date for Series NAV shares is 10-7-08. 9. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American Asset Allocation Trust
SERIES I
06-30-2013[3]	12.47	0.01	[4]	1.25	1.26	—	—	—	—	13.73	10.10 [5]	0.62	[6,7]	0.62	[6,7]	0.15	[4,7]	201		—	[8]
12-31-2012	10.94	0.18	[4]	1.54	1.72	(0.19)	—	—	(0.19)	12.47	15.76	0.62	[6]	0.62	[6]	1.50	[4]	192		2
12-31-2011	11.01	0.16	[4]	(0.06)	0.10	(0.17)	—	—	(0.17)	10.94	0.91	0.62	[6]	0.62	[6]	1.42	[4]	187		2
12-31-2010	9.98	0.16	[4]	1.04	1.20	(0.17)	— [9]	—	(0.17)	11.01	12.06	0.62	[6]	0.62	[6]	1.53	[4]	216		3
12-31-2009	8.44	0.28	[4]	1.67	1.95	(0.19)	(0.22)	—	(0.41)	9.98	23.61	0.63	[6]	0.63	[6]	3.05	[4]	221		5
12-31-2008[10]	12.00	0.60	[4]	(3.90)	(3.30)	(0.25)	(0.01)	—	(0.26)	8.44	(27.39)[5]	0.64	[6,7]	0.63	[6,7]	9.72	[4,7]	2		1
SERIES II
06-30-2013[3]	12.47	—	[4,9]	1.25	1.25	—	—	—	—	13.72	10.02 [5]	0.77	[6,7]	0.77	[6,7]	(0.01)[4,7]		1,348		—	[8]
12-31-2012	10.95	0.16	[4]	1.54	1.70	(0.18)	—	—	(0.18)	12.47	15.49	0.77	[6]	0.77	[6]	1.36	[4]	1,305		2
12-31-2011	11.01	0.14	[4]	(0.05)	0.09	(0.15)	—	—	(0.15)	10.95	0.86	0.77	[6]	0.77	[6]	1.29	[4]	1,274		2
12-31-2010	9.98	0.14	[4]	1.04	1.18	(0.15)	— [9]	—	(0.15)	11.01	11.90	0.77	[6]	0.77	[6]	1.42	[4]	1,420		3
12-31-2009	8.45	0.18	[4]	1.74	1.92	(0.17)	(0.22)	—	(0.39)	9.98	23.27	0.78	[6]	0.78	[6]	2.00	[4]	1,373		5
12-31-2008	12.39	0.32	[4]	(4.02)	(3.70)	(0.23)	(0.01)	—	(0.24)	8.45	(29.83)	0.79	[6]	0.78	[6]	3.07	[4]	832		1
SERIES III
06-30-2013[3]	12.46	0.03	[4]	1.25	1.28	—	—	—	—	13.74	10.27 [5]	0.27	[6,7]	0.27	[6,7]	0.49	[4,7]	162		—	[8]
12-31-2012	10.93	0.23	[4]	1.54	1.77	(0.24)	—	—	(0.24)	12.46	16.16	0.27	[6]	0.27	[6]	1.87	[4]	156		2
12-31-2011	11.00	0.21	[4]	(0.07)	0.14	(0.21)	—	—	(0.21)	10.93	1.27	0.27	[6]	0.27	[6]	1.84	[4]	146		2
12-31-2010	9.96	0.20	[4]	1.04	1.24	(0.20)	— [9]	—	(0.20)	11.00	12.54	0.27	[6]	0.27	[6]	1.96	[4]	153		3
12-31-2009	8.44	0.27	[4]	1.69	1.96	(0.22)	(0.22)	—	(0.44)	9.96	23.82	0.28	[6]	0.28	[6]	2.99	[4]	143		5
12-31-2008[11]	12.34	0.78	[4]	(4.39)	(3.61)	(0.28)	(0.01)	—	(0.29)	8.44	(29.17)[5]	0.29	[6,7]	0.28	[6,7]	8.21	[4,7]	34		1
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 7. Annualized. 8. Less than 1%. 9. Less than $0.005 per share. 10. The inception date for Series I shares is 4-28-08. 11. The inception date for Series III shares is 1-2-08.

American Global Growth Trust
SERIES I
06-30-2013[3]	12.29	0.02	[4]	0.87	0.89	—	—	—	—	13.18	7.24 [5]	0.64	[6,7]	0.64	[6,7]	0.32	[4,7]	4		1	[8]
12-31-2012	10.11	0.07	[4]	2.17	2.24	(0.06)	—	—	(0.06)	12.29	22.13	0.64	[6]	0.64	[6]	0.59	[4]	2		5
12-31-2011	11.25	0.21	[4]	(1.25)	(1.04)	(0.10)	—	—	(0.10)	10.11	(9.24)	0.64	[6]	0.64	[6]	2.01	[4]	2		7
12-31-2010[9]	11.27	0.05	[4]	0.04	0.09	(0.11)	—	—	(0.11)	11.25	0.81 [5]	0.61	[6,7]	0.61	[6,7]	4.18	[4,7]	—	[10]	8
SERIES II
06-30-2013[3]	12.27	—	[4,11]	0.88	0.88	—	—	—	—	13.15	7.17 [5]	0.79	[6,7]	0.79	[6,7]	0.06	[4,7]	216		1	[8]
12-31-2012	10.09	0.04	[4]	2.18	2.22	(0.04)	—	—	(0.04)	12.27	22.00	0.79	[6]	0.79	[6]	0.33	[4]	165		5
12-31-2011	11.23	0.08	[4]	(1.14)	(1.06)	(0.08)	—	—	(0.08)	10.09	(9.40)	0.79	[6]	0.79	[6]	0.73	[4]	158		7
12-31-2010	10.19	0.09	[4]	1.05	1.14	(0.10)	—	—	(0.10)	11.23	11.17	0.79	[6]	0.78	[6]	0.91	[4]	199		8
12-31-2009	7.76	0.08	[4]	2.94	3.02	(0.08)	(0.51)	—	(0.59)	10.19	41.42	0.80	[6]	0.78	[6]	0.88	[4]	196		11
12-31-2008	13.11	0.14	[4]	(5.22)	(5.08)	(0.14)	(0.13)	—	(0.27)	7.76	(38.68)	0.80	[6]	0.78	[6]	1.24	[4]	150		15
SERIES III
06-30-2013[3]	12.25	0.09	[4]	0.82	0.91	—	—	—	—	13.16	7.43 [5]	0.29	[6,7]	0.29	[6,7]	1.38	[4,7]	38		1	[8]
12-31-2012	10.08	0.10	[4]	2.17	2.27	(0.10)	—	—	(0.10)	12.25	22.49	0.29	[6]	0.29	[6]	0.84	[4]	4		5
12-31-2011	11.22	0.15	[4]	(1.15)	(1.00)	(0.14)	—	—	(0.14)	10.08	(8.92)	0.29	[6]	0.29	[6]	1.37	[4]	3		7
12-31-2010	10.17	0.16	[4]	1.04	1.20	(0.15)	—	—	(0.15)	11.22	11.80	0.29	[6]	0.28	[6]	1.60	[4]	3		8
12-31-2009	7.74	0.20	[4]	2.87	3.07	(0.13)	(0.51)	—	(0.64)	10.17	42.22	0.30	[6]	0.28	[6]	2.17	[4]	2		11
12-31-2008[12]	13.07	0.66	[4]	(5.66)	(5.00)	(0.20)	(0.13)	—	(0.33)	7.74	(38.21)[5]	0.30	[6,7]	0.28	[6,7]	7.23	[4,7]	—	[10]	15
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 7. Annualized. 8. Excludes merger activity. 9. The inception date for Series I shares is 11-5-10. 10. Less than $500,000. 11. Less than $0.005 per share. 12. The inception date for Series III shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth Trust
SERIES I
06-30-2013[3]	17.40	0.02	[4]	1.71	1.73	—	—	—	—	19.13	9.94 [5]	0.62	[6,7]	0.62	[6,7]	0.25	[4,6]	94	1
12-31-2012	14.87	0.07	[4]	2.53	2.60	(0.07)	—	—	(0.07)	17.40	17.49	0.62	[7]	0.62	[7]	0.40	[4]	91	4
12-31-2011	15.63	0.04	[4]	(0.76)	(0.72)	(0.04)	—	—	(0.04)	14.87	(4.63)	0.62	[7]	0.62	[7]	0.24	[4]	94	6
12-31-2010	13.26	0.05	[4]	2.37	2.42	(0.05)	—	—	(0.05)	15.63	18.24	0.62	[7]	0.62	[7]	0.36	[4]	109	5
12-31-2009	11.61	0.03	[4]	3.81	3.84	(0.03)	(2.16)	—	(2.19)	13.26	38.88	0.63	[7]	0.63	[7]	0.24	[4]	93	8
12-31-2008	21.65	0.11	[4]	(9.60)	(9.49)	(0.11)	(0.44)	—	(0.55)	11.61	(44.20)	0.56	[7]	0.56	[7]	0.64	[4]	75	16
SERIES II
06-30-2013[3]	17.34	0.01	[4]	1.71	1.72	—	—	—	—	19.06	9.92 [5]	0.77	[6,7]	0.77	[6,7]	0.09	[4,6]	881	1
12-31-2012	14.83	0.04	[4]	2.52	2.56	(0.05)	—	—	(0.05)	17.34	17.23	0.77	[7]	0.77	[7]	0.24	[4]	902	4
12-31-2011	15.59	0.01	[4]	(0.76)	(0.75)	(0.01)	—	—	(0.01)	14.83	(4.79)	0.77	[7]	0.77	[7]	0.08	[4]	930	6
12-31-2010	13.22	0.02	[4]	2.38	2.40	(0.03)	—	—	(0.03)	15.59	18.14	0.77	[7]	0.77	[7]	0.16	[4]	1,138	5
12-31-2009	11.58	0.01	[4]	3.80	3.81	(0.01)	(2.16)	—	(2.17)	13.22	38.68	0.78	[7]	0.78	[7]	0.08	[4]	1,148	8
12-31-2008	21.57	0.07	[4]	(9.54)	(9.47)	(0.08)	(0.44)	—	(0.52)	11.58	(44.28)	0.69	[7]	0.69	[7]	0.37	[4]	974	16
SERIES III
06-30-2013[3]	17.33	0.06	[4]	1.70	1.76	—	—	—	—	19.09	10.16 [5]	0.27	[6,7]	0.27	[6,7]	0.61	[4,6]	109	1
12-31-2012	14.81	0.13	[4]	2.52	2.65	(0.13)	—	—	(0.13)	17.33	17.89	0.27	[7]	0.27	[7]	0.78	[4]	106	4
12-31-2011	15.57	0.10	[4]	(0.77)	(0.67)	(0.09)	—	—	(0.09)	14.81	(4.29)	0.27	[7]	0.27	[7]	0.65	[4]	98	6
12-31-2010	13.20	0.11	[4]	2.36	2.47	(0.10)	—	—	(0.10)	15.57	18.69	0.27	[7]	0.27	[7]	0.78	[4]	89	5
12-31-2009	11.57	0.11	[4]	3.76	3.87	(0.08)	(2.16)	—	(2.24)	13.20	39.32	0.28	[7]	0.28	[7]	0.89	[4]	62	8
12-31-2008[8]	21.53	0.53	[4]	(9.87)	(9.34)	(0.18)	(0.44)	—	(0.62)	11.57	(43.75)	0.29	[7]	0.29	[7]	3.80	[4]	10	16
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 8. The inception date for Series III shares is 1-2-08.

American Growth-Income Trust
SERIES I
06-30-2013[3]	16.66	0.01	[4]	1.91	1.92	—	—	—	—	18.58	11.52 [5]	0.62	[6,7]	0.62	[6,7]	0.08	[4,7]	239	1
12-31-2012	14.40	0.22	[4]	2.25	2.47	(0.21)	—	—	(0.21)	16.66	17.15	0.62	[6]	0.62	[6]	1.39	[4]	232	18	[8]
12-31-2011	14.90	0.16	[4]	(0.48)	(0.32)	(0.18)	—	—	(0.18)	14.40	(2.16)	0.62	[6]	0.62	[6]	1.10	[4]	197	5
12-31-2010	13.55	0.14	[4]	1.37	1.51	(0.16)	—	—	(0.16)	14.90	11.13	0.62	[6]	0.62	[6]	1.04	[4]	240	6
12-31-2009	11.53	0.23	[4]	3.02	3.25	(0.15)	(1.08)	—	(1.23)	13.55	30.79	0.63	[6]	0.63	[6]	1.88	[4]	257	18
12-31-2008	19.53	0.22	[4]	(7.57)	(7.35)	(0.24)	(0.41)	—	(0.65)	11.53	(38.08)	0.55	[6]	0.55	[6]	1.39	[4]	19	15
SERIES II
06-30-2013[3]	16.63	(0.01)[4]		1.92	1.91	—	—	—	—	18.54	11.49 [5]	0.77	[6,7]	0.77	[6,7]	(0.08)[4,7]		797	1
12-31-2012	14.38	0.17	[4]	2.27	2.44	(0.19)	—	—	(0.19)	16.63	16.94	0.77	[6]	0.77	[6]	1.09	[4]	814	18	[8]
12-31-2011	14.88	0.15	[4]	(0.49)	(0.34)	(0.16)	—	—	(0.16)	14.38	(2.31)	0.77	[6]	0.77	[6]	0.99	[4]	778	5
12-31-2010	13.54	0.13	[4]	1.35	1.48	(0.14)	—	—	(0.14)	14.88	10.91	0.77	[6]	0.77	[6]	0.92	[4]	928	6
12-31-2009	11.52	0.12	[4]	3.11	3.23	(0.13)	(1.08)	—	(1.21)	13.54	30.67	0.78	[6]	0.78	[6]	1.04	[4]	943	18
12-31-2008	19.50	0.20	[4]	(7.56)	(7.36)	(0.21)	(0.41)	—	(0.62)	11.52	(38.17)	0.69	[6]	0.69	[6]	1.22	[4]	836	15
SERIES III
06-30-2013[3]	16.62	0.04	[4]	1.91	1.95	—	—	—	—	18.57	11.73 [5]	0.27	[6,7]	0.27	[6,7]	0.43	[4,7]	261	1
12-31-2012	14.37	0.57	[4]	1.94	2.51	(0.26)	—	—	(0.26)	16.62	17.51	0.27	[6]	0.27	[6]	3.53	[4]	257	18	[8]
12-31-2011	14.87	0.23	[4]	(0.50)	(0.27)	(0.23)	—	—	(0.23)	14.37	(1.81)	0.27	[6]	0.27	[6]	1.58	[4]	76	5
12-31-2010	13.52	0.21	[4]	1.35	1.56	(0.21)	—	—	(0.21)	14.87	11.51	0.27	[6]	0.27	[6]	1.51	[4]	79	6
12-31-2009	11.50	0.26	[4]	3.03	3.29	(0.19)	(1.08)	—	(1.27)	13.52	31.26	0.28	[6]	0.28	[6]	2.15	[4]	70	18
12-31-2008[9]	19.30	0.84	[4]	(7.93)	(7.09)	(0.30)	(0.41)	—	(0.71)	11.50	(37.18)[5]	0.29	[6,7]	0.29	[6,7]	6.24	[4,7]	12	15
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 7. Annualized. 8. Excludes merger activity. 9. The inception date for Series III shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
American International Trust
SERIES I
06-30-2013[3]	16.01	0.02	[4]	0.48	0.50	—	—	—	—	16.51	3.12 [5]	0.63	[6,7]	0.62	[6,7]	0.19	[4,7]	81		2
12-31-2012	13.77	0.16	[4]	2.25	2.41	(0.17)	—	—	(0.17)	16.01	17.49	0.62	[6]	0.62	[6]	1.06	[4]	81		5
12-31-2011	16.33	0.20	[4]	(2.54)	(2.34)	(0.22)	—	—	(0.22)	13.77	(14.34)	0.62	[6]	0.62	[6]	1.29	[4]	87		9
12-31-2010	15.52	0.26	[4]	0.81	1.07	(0.26)	—	—	(0.26)	16.33	6.88	0.62	[6]	0.62	[6]	1.73	[4]	117		12
12-31-2009	14.31	0.17	[4]	4.60	4.77	(0.15)	(3.41)	—	(3.56)	15.52	42.59	0.63	[6]	0.63	[6]	1.19	[4]	101		10
12-31-2008	26.71	0.39	[4]	(11.51)	(11.12)	(0.51)	(0.77)	—	(1.28)	14.31	(42.37)	0.55	[6]	0.55	[6]	1.86	[4]	69		18
SERIES II
06-30-2013[3]	16.00	—	[4,8]	0.48	0.48	—	—	—	—	16.48	3.00 [5]	0.78	[6,7]	0.77	[6,7]	0.02	[4,7]	537		2
12-31-2012	13.77	0.13	[4]	2.25	2.38	(0.15)	—	—	(0.15)	16.00	17.26	0.77	[6]	0.77	[6]	0.90	[4]	563		5
12-31-2011	16.31	0.19	[4]	(2.54)	(2.35)	(0.19)	—	—	(0.19)	13.77	(14.38)	0.77	[6]	0.77	[6]	1.22	[4]	576		9
12-31-2010	15.51	0.22	[4]	0.81	1.03	(0.23)	—	—	(0.23)	16.31	6.68	0.77	[6]	0.77	[6]	1.43	[4]	726		12
12-31-2009	14.30	0.13	[4]	4.62	4.75	(0.13)	(3.41)	—	(3.54)	15.51	42.41	0.78	[6]	0.78	[6]	0.91	[4]	760		10
12-31-2008	26.67	0.31	[4]	(11.43)	(11.12)	(0.48)	(0.77)	—	(1.25)	14.30	(42.47)	0.69	[6]	0.69	[6]	1.46	[4]	637		18
SERIES III
06-30-2013[3]	15.96	0.05	[4]	0.47	0.52	—	—	—	—	16.48	3.26 [5]	0.28	[6,7]	0.27	[6,7]	0.54	[4,7]	51		2
12-31-2012	13.72	0.22	[4]	2.24	2.46	(0.22)	—	—	(0.22)	15.96	17.94	0.27	[6]	0.27	[6]	1.49	[4]	51		5
12-31-2011	16.28	0.34	[4]	(2.63)	(2.29)	(0.27)	—	—	(0.27)	13.72	(14.05)	0.27	[6]	0.27	[6]	2.18	[4]	45		9
12-31-2010	15.47	0.40	[4]	0.72	1.12	(0.31)	—	—	(0.31)	16.28	7.25	0.27	[6]	0.27	[6]	2.64	[4]	33		12
12-31-2009	14.27	0.64	[4]	4.18	4.82	(0.21)	(3.41)	—	(3.62)	15.47	43.14	0.28	[6]	0.28	[6]	4.36	[4]	10		10
12-31-2008[9]	26.60	1.07	[4]	(12.03)	(10.96)	(0.60)	(0.77)	—	(1.37)	14.27	(41.97)[5]	0.29	[6,7]	0.29	[6,7]	6.08	[4,7]	—	[10]	18
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-13,12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 7. Annualized. 8. Less than $0.005 per share. 9. The inception date for Series III shares is 1-2-08. 10. Less than $500,000.

American New World Trust
SERIES I
06-30-2013[3]	13.55	—	[4,5]	(0.35)	(0.35)	—	—	—	—	13.20	(2.58)[6]	0.68	[7,8]	0.67	[7,8]	0.06	[4,8]	12		6
12-31-2012	11.61	0.08	[4]	1.94	2.02	(0.08)	—	—	(0.08)	13.55	17.37	0.68	[7]	0.68	[7]	0.60	[4]	10		7
12-31-2011	13.75	0.20	[4]	(2.17)	(1.97)	(0.17)	—	—	(0.17)	11.61	(14.33)	0.66	[7]	0.66	[7]	1.57	[4]	9		14
12-31-2010	11.84	0.28	[4]	1.78	2.06	(0.15)	—	—	(0.15)	13.75	17.42	0.66	[7]	0.65	[7]	2.26	[4]	8		26
12-31-2009[9]	8.94	0.24	[4]	2.78	3.02	(0.12)	—	—	(0.12)	11.84	33.73 [6]	0.66	[7,8]	0.63	[7,8]	3.27	[4,8]	2		22
SERIES II
06-30-2013[3]	13.54	(0.01)[4]		(0.35)	(0.36)	—	—	—	—	13.18	(2.66)[6]	0.83	[7,8]	0.82	[7,8]	(0.16)[4,8]		60		6
12-31-2012	11.61	0.05	[4]	1.94	1.99	(0.06)	—	—	(0.06)	13.54	17.12	0.83	[7]	0.83	[7]	0.43	[4]	68		7
12-31-2011	13.74	0.14	[4]	(2.12)	(1.98)	(0.15)	—	—	(0.15)	11.61	(14.41)	0.81	[7]	0.81	[7]	1.04	[4]	66		14
12-31-2010	11.84	0.14	[4]	1.89	2.03	(0.13)	—	—	(0.13)	13.74	17.18	0.81	[7]	0.80	[7]	1.12	[4]	95		26
12-31-2009	8.15	0.12	[4]	3.80	3.92	(0.10)	(0.13)	—	(0.23)	11.84	48.82	0.84	[7]	0.78	[7]	1.17	[4]	77		22
12-31-2008	14.76	0.10	[4]	(6.40)	(6.30)	(0.13)	(0.18)	—	(0.31)	8.15	(42.66)	0.83	[7]	0.78	[7]	0.82	[4]	41		60
SERIES III
06-30-2013[3]	13.51	0.02	[4]	(0.34)	(0.32)	—	—	—	—	13.19	(2.37)[6]	0.33	[7,8]	0.32	[7,8]	0.34	[4,8]	2		6
12-31-2012	11.58	0.11	[4]	1.94	2.05	(0.12)	—	—	(0.12)	13.51	17.71	0.33	[7]	0.33	[7]	0.85	[4]	3		7
12-31-2011	13.72	0.22	[4]	(2.14)	(1.92)	(0.22)	—	—	(0.22)	11.58	(14.02)	0.31	[7]	0.31	[7]	1.70	[4]	3		14
12-31-2010	11.81	0.22	[4]	1.89	2.11	(0.20)	—	—	(0.20)	13.72	17.84	0.31	[7]	0.30	[7]	1.76	[4]	3		26
12-31-2009	8.13	0.24	[4]	3.73	3.97	(0.16)	(0.13)	—	(0.29)	11.81	49.55	0.34	[7]	0.28	[7]	2.31	[4]	2		22
12-31-2008[10]	14.71	0.47	[4]	(6.68)	(6.21)	(0.19)	(0.18)	—	(0.37)	8.13	(42.16)[6]	0.33	[7,8]	0.28	[7,8]	4.60	[4,8]	—	[11]	60
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.79%, 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 8. Annualized. 9. The inception date for Series I shares is 5-6-09. 10. The inception date for Series III shares is 1-2-08. 11. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
SERIES I
06-30-2013[3]	24.29	—	[4]	2.92	2.92	—	—	—	—	27.21	12.02 [5]	0.87	[6]	0.83	[6]	(0.01)[6]	282	16
12-31-2012	20.54	0.05		3.72	3.77	(0.02)	—	—	(0.02)	24.29	18.36	0.86		0.83		0.22	274	22
12-31-2011	20.25	0.02		0.27	0.29	— [4]	—	—	— [4]	20.54	1.44	0.86		0.83		0.12	277	33
12-31-2010	17.45	—	[4]	2.82	2.82	(0.02)	—	—	(0.02)	20.25	16.15	0.87		0.84		(0.01)	328	44
12-31-2009	12.23	0.02		5.22	5.24	(0.02)	—	—	(0.02)	17.45	42.89	0.89		0.86		0.11	335	47
12-31-2008	21.70	0.03		(9.14)	(9.11)	(0.05)	(0.31)	—	(0.36)	12.23	(42.53)	0.90		0.87		0.18	281	58
SERIES II
06-30-2013[3]	24.10	(0.03)		2.90	2.87	—	—	—	—	26.97	11.91 [5]	1.07	[6]	1.03	[6]	(0.21)[6]	123	16
12-31-2012	20.40	—	[4]	3.70	3.70	—	—	—	—	24.10	18.14	1.06		1.03		0.02	123	22
12-31-2011	20.15	(0.02)		0.27	0.25	—	—	—	—	20.40	1.24	1.06		1.03		(0.08)	122	33
12-31-2010	17.39	(0.04)		2.81	2.77	(0.01)	—	—	(0.01)	20.15	15.94	1.07		1.04		(0.21)	137	44
12-31-2009	12.21	(0.01)		5.20	5.19	(0.01)	—	—	(0.01)	17.39	42.56	1.09		1.06		(0.09)	131	47
12-31-2008	21.65	—	[4]	(9.11)	(9.11)	(0.02)	(0.31)	—	(0.33)	12.21	(42.63)	1.10		1.07		(0.02)	102	58
SERIES NAV
06-30-2013[3]	24.26	—	[4]	2.92	2.92	—	—	—	—	27.18	12.04 [5]	0.82	[6]	0.78	[6]	0.03 [6]	1,359	16
12-31-2012	20.51	0.07		3.71	3.78	(0.03)	—	—	(0.03)	24.26	18.44	0.81		0.78		0.28	1,346	22
12-31-2011	20.22	0.04		0.25	0.29	— [4]	—	—	— [4]	20.51	1.45	0.81		0.78		0.17	1,286	33
12-31-2010	17.41	0.01		2.82	2.83	(0.02)	—	—	(0.02)	20.22	16.25	0.82		0.79		0.05	1,361	44
12-31-2009	12.20	0.03		5.21	5.24	(0.03)	—	—	(0.03)	17.41	42.97	0.84		0.81		0.18	1,135	47
12-31-2008	21.66	0.04		(9.12)	(9.08)	(0.07)	(0.31)	—	(0.38)	12.20	(42.52)	0.85		0.82		0.23	1,299	58
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized.

Capital Appreciation Trust
SERIES I
06-30-2013[3]	11.51	0.01		1.08	1.09	—	—	—	—	12.60	9.47 [4]	0.79	[5]	0.79	[5]	0.11 [5]	173	19
12-31-2012	9.94	0.03		1.56	1.59	(0.02)	—	—	(0.02)	11.51	15.98	0.79		0.78		0.27	175	45
12-31-2011	9.94	0.01		— [6]	0.01	(0.01)	—	—	(0.01)	9.94	0.08	0.79		0.78		0.05	181	52
12-31-2010	8.90	0.01		1.04	1.05	(0.01)	—	—	(0.01)	9.94	11.83	0.79		0.79		0.16	217	77	[7]
12-31-2009	6.27	0.02		2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.29	0.80		0.80		0.26	136	85
12-31-2008	10.05	0.04		(3.78)	(3.74)	(0.04)	—	—	(0.04)	6.27	(37.22)	0.81		0.81		0.41	114	97
SERIES II
06-30-2013[3]	11.38	(0.01)		1.08	1.07	—	—	—	—	12.45	9.40 [4]	0.99	[5]	0.99	[5]	(0.09)[5]	68	19
12-31-2012	9.83	0.02		1.54	1.56	(0.01)	—	—	(0.01)	11.38	15.84	0.99		0.98		0.07	71	45
12-31-2011	9.85	(0.02)		— [6]	(0.02)	— [6]	—	—	— [6]	9.83	(0.17)	0.99		0.98		(0.15)	72	52
12-31-2010	8.83	—	[6]	1.02	1.02	— [6]	—	—	— [6]	9.85	11.58	0.99		0.99		(0.05)	84	77	[7]
12-31-2009	6.22	—	[6]	2.61	2.61	— [6]	—	—	— [6]	8.83	42.04	1.00		1.00		0.06	71	85
12-31-2008	9.96	0.02		(3.74)	(3.72)	(0.02)	—	—	(0.02)	6.22	(37.36)	1.01		1.01		0.21	52	97
SERIES NAV
06-30-2013[3]	11.51	0.01		1.09	1.10	—	—	—	—	12.61	9.56 [4]	0.74	[5]	0.74	[5]	0.16 [5]	806	19
12-31-2012	9.94	0.04		1.55	1.59	(0.02)	—	—	(0.02)	11.51	16.03	0.74		0.73		0.32	797	45
12-31-2011	9.94	0.01		— [6]	0.01	(0.01)	—	—	(0.01)	9.94	0.12	0.74		0.73		0.10	770	52
12-31-2010	8.90	0.02		1.04	1.06	(0.02)	—	—	(0.02)	9.94	11.88	0.74		0.74		0.19	821	77	[7]
12-31-2009	6.27	0.02		2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.36	0.75		0.75		0.31	791	85
12-31-2008	10.06	0.04		(3.78)	(3.74)	(0.05)	—	—	(0.05)	6.27	(37.23)	0.76		0.76		0.46	526	97
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Capital Appreciation Value Trust
SERIES I
06-30-2013[3]	11.75	0.07	1.13	1.20	—	—	—	—	12.95	10.21 [4]	0.91	[5]	0.87	[5]	1.06	[5]	2		38
12-31-2012	11.51	0.18	1.45	1.63	(0.17)	(1.22)	—	(1.39)	11.75	14.59	0.92		0.88		1.50		1		68
12-31-2011	11.50	0.19	0.16	0.35	(0.16)	(0.18)	—	(0.34)	11.51	3.13	0.95		0.91		1.59		1		83
12-31-2010	11.47	0.16	1.41	1.57	(0.18)	(1.36)	—	(1.54)	11.50	13.83	1.02		0.98		1.38		1		62
12-31-2009	9.02	0.20	2.52	2.72	(0.22)	(0.05)	—	(0.27)	11.47	30.06	1.05		1.01		1.93		1		91
12-31-2008[6]	12.50	0.15	(3.56)	(3.41)	(0.07)	—	—	(0.07)	9.02	(27.26)[4]	1.22	[5]	1.18	[5]	2.01	[5]	—	[7]	55
SERIES II
06-30-2013[3]	11.74	0.05	1.13	1.18	—	—	—	—	12.92	10.05 [4]	1.11	[5]	1.07	[5]	0.86	[5]	315		38
12-31-2012	11.49	0.15	1.47	1.62	(0.15)	(1.22)	—	(1.37)	11.74	14.49	1.12		1.08		1.29		306		68
12-31-2011	11.49	0.16	0.16	0.32	(0.14)	(0.18)	—	(0.32)	11.49	2.88	1.15		1.11		1.39		301		83
12-31-2010	11.46	0.14	1.40	1.54	(0.15)	(1.36)	—	(1.51)	11.49	13.63	1.22		1.18		1.15		335		62
12-31-2009	9.02	0.17	2.52	2.69	(0.20)	(0.05)	—	(0.25)	11.46	29.84	1.25		1.21		1.70		337		91
12-31-2008[6]	12.50	0.16	(3.58)	(3.42)	(0.06)	—	—	(0.06)	9.02	(27.37)[4]	1.42	[5]	1.38	[5]	2.46	[5]	141		55
SERIES NAV
06-30-2013[3]	11.74	0.07	1.12	1.19	—	—	—	—	12.93	10.14 [4]	0.86	[5]	0.82	[5]	1.12	[5]	28		38
12-31-2012	11.49	0.19	1.46	1.65	(0.18)	(1.22)	—	(1.40)	11.74	14.76	0.87		0.83		1.56		25		68
12-31-2011	11.49	0.19	0.15	0.34	(0.16)	(0.18)	—	(0.34)	11.49	3.09	0.90		0.86		1.66		17		83
12-31-2010	11.46	0.17	1.40	1.57	(0.18)	(1.36)	—	(1.54)	11.49	13.90	0.97		0.93		1.42		5		62
12-31-2009	9.02	0.19	2.52	2.71	(0.22)	(0.05)	—	(0.27)	11.46	30.12	1.00		0.96		1.89		3		91
12-31-2008[6]	12.50	0.16	(3.56)	(3.40)	(0.08)	—	—	(0.08)	9.02	(27.23)[4]	1.17	[5]	1.13	[5]	2.26	[5]	1		55
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I, Series II and Series NAV shares is 4-28-08. 7. Less than $500,000.

Core Allocation Plus Trust
SERIES I
06-30-2013[3]	10.43	0.05	0.84	0.89	—	—	—	—	11.32	8.53 [4]	1.10	[5]	1.10	[5]	0.92	[5]	20		66
12-31-2012	9.91	0.14	1.18	1.32	(0.14)	(0.66)	—	(0.80)	10.43	13.58	1.05		1.04		1.31		20		155
12-31-2011	10.89	0.13	(0.39)	(0.26)	(0.14)	(0.58)	—	(0.72)	9.91	(2.31)	1.04		1.04		1.20		24		154
12-31-2010	10.13	0.15	0.90	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.50	1.04		1.04		1.44		27		132
12-31-2009	8.50	0.11	2.03	2.14	(0.16)	(0.35)	—	(0.51)	10.13	25.20	1.12		1.12		1.16		25		174
12-31-2008[6]	12.50	0.12	(4.06)	(3.94)	(0.06)	—	—	(0.06)	8.50	(31.50)[4]	1.63		1.63		1.12		11		97
SERIES II
06-30-2013[3]	10.44	0.04	0.84	0.88	—	—	—	—	11.32	8.43 [4]	1.30	[5]	1.30	[5]	0.72	[5]	149		66
12-31-2012	9.92	0.12	1.18	1.30	(0.12)	(0.66)	—	(0.78)	10.44	13.35	1.25		1.24		1.14		146		155
12-31-2011	10.90	0.11	(0.39)	(0.28)	(0.12)	(0.58)	—	(0.70)	9.92	(2.52)	1.24		1.24		1.00		142		154
12-31-2010	10.14	0.13	0.90	1.03	(0.10)	(0.17)	—	(0.27)	10.90	10.29	1.24		1.24		1.23		161		132
12-31-2009	8.50	0.09	2.04	2.13	(0.14)	(0.35)	—	(0.49)	10.14	25.10	1.32		1.32		0.98		157		174
12-31-2008[6]	12.50	0.09	(4.05)	(3.96)	(0.04)	—	—	(0.04)	8.50	(31.67)[4]	1.83		1.83		0.92		56		97
SERIES NAV
06-30-2013[3]	10.42	0.05	0.84	0.89	—	—	—	—	11.31	8.54 [4]	1.05	[5]	1.05	[5]	0.98	[5]	15		66
12-31-2012	9.91	0.12	1.20	1.32	(0.15)	(0.66)	—	(0.81)	10.42	13.54	1.00		0.99		1.14		12		155
12-31-2011	10.89	0.13	(0.39)	(0.26)	(0.14)	(0.58)	—	(0.72)	9.91	(2.26)	0.99		0.99		1.24		77		154
12-31-2010	10.13	0.16	0.89	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.55	0.99		0.99		1.51		56		132
12-31-2009	8.49	0.12	2.03	2.15	(0.16)	(0.35)	—	(0.51)	10.13	25.41	1.07		1.07		1.23		22		174
12-31-2008[6]	12.50	0.13	(4.07)	(3.94)	(0.07)	—	—	(0.07)	8.49	(31.53)[4]	1.59		1.59		1.15		4		97
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I, Series II and Series NAV shares is 1-2-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Core Fundamental Holdings Trust
SERIES I
06-30-2013[3]	16.73	(0.01)[4]		0.83	0.82	—	—	—	—	17.55	4.90	[5]	0.47	[6,7]	0.47	[6,7]	(0.09)[4,7]		—	[8]	4
12-31-2012	15.51	0.26	[4]	1.44	1.70	(0.26)	(0.22)	—	(0.48)	16.73	11.03		0.44	[6]	0.45	[6]	1.60	[4]	—	[8]	57
12-31-2011	15.73	0.27	[4]	(0.15)	0.12	(0.26)	(0.08)	—	(0.34)	15.51	0.78		0.44	[6]	0.45	[6]	1.67	[4]	—	[8]	8
12-31-2010[9]	15.31	0.27	[4]	0.52	0.79	(0.25)	(0.12)	—	(0.37)	15.73	5.20	[5]	0.43	[6,7]	0.43	[6,7]	2.63	[4,7]	—	[8]	3
SERIES II
06-30-2013[3]	16.73	(0.03)[4]		0.83	0.80	—	—	—	—	17.53	4.78	[5]	0.67	[6,7]	0.67	[6,7]	(0.29)[4,7]		335		4
12-31-2012	15.51	0.24	[4]	1.43	1.67	(0.23)	(0.22)	—	(0.45)	16.73	10.81		0.64	[6]	0.65	[6]	1.46	[4]	310		57
12-31-2011	15.74	0.24	[4]	(0.16)	0.08	(0.23)	(0.08)	—	(0.31)	15.51	0.52		0.64	[6]	0.65	[6]	1.51	[4]	257		8
12-31-2010	14.67	0.29	[4]	1.12	1.41	(0.22)	(0.12)	—	(0.34)	15.74	9.65		0.66	[6]	0.64	[6]	1.91	[4]	228		3
12-31-2009[10]	12.50	0.40	[4]	1.98	2.38	(0.20)	(0.01)	—	(0.21)	14.67	19.05	[5]	0.74	[6,7]	0.60	[6,7]	4.21	[4,7]	105		11
SERIES III
06-30-2013[3]	16.71	0.01	[4]	0.83	0.84	—	—	—	—	17.55	5.03	[5]	0.27	[6,7]	0.27	[6,7]	0.10	[4,7]	26		4
12-31-2012	15.50	0.29	[4]	1.44	1.73	(0.30)	(0.22)	—	(0.52)	16.71	11.18		0.24	[6]	0.25	[6]	1.77	[4]	25		57
12-31-2011	15.72	0.31	[4]	(0.16)	0.15	(0.29)	(0.08)	—	(0.37)	15.50	0.99		0.24	[6]	0.25	[6]	1.95	[4]	23		8
12-31-2010	14.65	0.34	[4]	1.15	1.49	(0.30)	(0.12)	—	(0.42)	15.72	10.08		0.26	[6]	0.24	[6]	2.28	[4]	20		3
12-31-2009[10]	12.50	0.42	[4]	2.00	2.42	(0.26)	(0.01)	—	(0.27)	14.65	19.35	[5]	0.34	[6,7]	0.20	[6,7]	4.42	[4,7]	9		11
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.34% – 0.54%, 0.28% – 0.59%, 0.29% – 0.53%, 0.29% – 0.53% and 0.29% – 0.54% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively. 7. Annualized. 8. Less than $500,000. 9. The inception date for Series I shares is 4-30-10. 10. The inception date for Series II and Series III shares is 5-1-09.

Core Global Diversification Trust
SERIES I
06-30-2013[3]	15.46	0.02	[4]	0.49	0.51	—	—	—	—	15.97	3.30	[5]	0.53	[6,7]	0.51	[6,7]	0.30	[4,7]	—	[8]	3
12-31-2012	14.99	1.24	[4]	0.71	1.95	(1.23)	(0.25)	—	(1.48)	15.46	13.12		0.44	[6]	0.45	[6]	7.76	[4]	—	[8]	53
12-31-2011	16.01	0.32	[4]	(0.89)	(0.57)	(0.29)	(0.16)	—	(0.45)	14.99	(3.56)		0.44	[6]	0.45	[6]	2.00	[4]	—	[8]	11
12-31-2010[9]	15.50	0.30	[4]	0.68	0.98	(0.28)	(0.19)	—	(0.47)	16.01	6.40	[5]	0.43	[6,7]	0.42	[6,7]	2.89	[4,7]	—	[8]	10
SERIES II
06-30-2013[3]	15.47	0.01	[4]	0.49	0.50	—	—	—	—	15.97	3.23	[5]	0.73	[6,7]	0.71	[6,7]	0.11	[4,7]	330		3
12-31-2012	15.00	1.20	[4]	0.72	1.92	(1.20)	(0.25)	—	(1.45)	15.47	12.90		0.64	[6]	0.65	[6]	7.52	[4]	312		53
12-31-2011	16.02	0.25	[4]	(0.85)	(0.60)	(0.26)	(0.16)	—	(0.42)	15.00	(3.75)		0.64	[6]	0.65	[6]	1.59	[4]	287		11
12-31-2010	15.21	0.32	[4]	0.93	1.25	(0.25)	(0.19)	—	(0.44)	16.02	8.29		0.65	[6]	0.64	[6]	2.12	[4]	279		10
12-31-2009[10]	12.50	0.45	[4]	2.46	2.91	(0.20)	— [11]	—	(0.20)	15.21	23.26	[5]	0.74	[6,7]	0.60	[6,7]	4.49	[4,7]	129		20
SERIES III
06-30-2013[3]	15.45	0.04	[4]	0.49	0.53	—	—	—	—	15.98	3.43	[5]	0.33	[6,7]	0.31	[6,7]	0.52	[4,7]	20		3
12-31-2012	14.98	1.24	[4]	0.75	1.99	(1.27)	(0.25)	—	(1.52)	15.45	13.35		0.24	[6]	0.25	[6]	7.77	[4]	18		53
12-31-2011	16.00	0.33	[4]	(0.87)	(0.54)	(0.32)	(0.16)	—	(0.48)	14.98	(3.36)		0.24	[6]	0.25	[6]	2.09	[4]	18		11
12-31-2010	15.19	0.39	[4]	0.92	1.31	(0.31)	(0.19)	—	(0.50)	16.00	8.71		0.25	[6]	0.24	[6]	2.54	[4]	16		10
12-31-2009[10]	12.50	0.50	[4]	2.45	2.95	(0.26)	— [11]	—	(0.26)	15.19	23.58	[5]	0.34	[6,7]	0.20	[6,7]	5.02	[4,7]	6		20
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.10% – 0.59%, 0.12% – 0.59%, 0.29% – 0.56%, 0.29% – 0.61% and 0.29% – 0.56% based on the mix of underlying funds held by the portfolio for the periods ended 6-30-13, 12-31-12,12-31-11, 12-31-10 and 12-31-09, respectively. 7. Annualized. 8. Less than $500,000. 9. The inception date for Series I shares is 4-30-10. 10. The inception date for Series II and Series III shares is 5-1-09. 11. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Core Strategy Trust
SERIES I
06-30-2013[3]	13.58	(0.01)[4]		0.93	0.92	—	—	—	—	14.50	6.77 [5]	0.12	[6,7]	0.12	[6]	(0.12)[4,7]		—	[8]	3
12-31-2012	12.40	0.43	[4]	1.12	1.55	(0.35)	(0.02)	—	(0.37)	13.58	12.53	0.13	[6]	0.13	[6]	3.21	[4]	—	[8]	110	[9]
12-31-2011	12.66	0.42	[4]	(0.39)	0.03	(0.29)	— [10]	—	(0.29)	12.40	0.21	0.12	[6]	0.11	[6]	3.34	[4]	—	[8]	8
12-31-2010	11.51	0.12	[4]	1.31	1.43	(0.25)	(0.03)	—	(0.28)	12.66	12.42	0.13	[6]	0.07	[6]	0.98	[4]	—	[8]	15
12-31-2009	9.67	0.18	[4]	1.92	2.10	(0.18)	(0.08)	—	(0.26)	11.51	21.87	0.13	[6]	0.07	[6]	1.80	[4]	—	[8]	22
12-31-2008[11]	13.09	0.14	[4]	(3.40)	(3.26)	(0.15)	(0.01)	—	(0.16)	9.67	(24.84)	0.15	[6,7]	0.07	[6]	1.79	[4,7]	—	[8]	5
SERIES II
06-30-2013[3]	13.62	(0.02)[4]		0.94	0.92	—	—	—	—	14.54	6.75 [5]	0.32	[6,7]	0.32	[6,7]	(0.32)[4,7]		733		3
12-31-2012	12.44	0.32	[4]	1.21	1.53	(0.33)	(0.02)	—	(0.35)	13.62	12.27	0.33	[6]	0.33	[6]	2.36	[4]	688		110	[9]
12-31-2011	12.70	0.25	[4]	(0.25)	— [10]	(0.26)	— [10]	—	(0.26)	12.44	0.01	0.32	[6]	0.31	[6]	1.95	[4]	653		8
12-31-2010	11.55	0.23	[4]	1.18	1.41	(0.23)	(0.03)	—	(0.26)	12.70	12.17	0.33	[6]	0.27	[6]	1.94	[4]	680		15
12-31-2009	9.70	0.18	[4]	1.91	2.09	(0.16)	(0.08)	—	(0.24)	11.55	21.65	0.33	[6]	0.27	[6]	1.72	[4]	588		22
12-31-2008	13.39	0.15	[4]	(3.70)	(3.55)	(0.13)	(0.01)	—	(0.14)	9.70	(26.47)	0.35	[6]	0.27	[6]	1.31	[4]	354		5
SERIES NAV
06-30-2013[3]	13.58	(0.01)[4]		0.94	0.93	—	—	—	—	14.51	6.85 [5]	0.07	[6,7]	0.07	[6,7]	(0.07)[4,7]		59		3
12-31-2012	12.40	0.39	[4]	1.17	1.56	(0.36)	(0.02)	—	(0.38)	13.58	12.58	0.08	[6]	0.08	[6]	2.92	[4]	51		110	[9]
12-31-2011	12.67	0.35	[4]	(0.33)	0.02	(0.29)	— [10]	—	(0.29)	12.40	0.18	0.07	[6]	0.06	[6]	2.74	[4]	33		8
12-31-2010	11.51	0.32	[4]	1.13	1.45	(0.26)	(0.03)	—	(0.29)	12.67	12.56	0.08	[6]	0.02	[6]	2.69	[4]	19		15
12-31-2009	9.67	0.43	[4]	1.68	2.11	(0.19)	(0.08)	—	(0.27)	11.51	21.93	0.08	[6]	0.02	[6]	3.97	[4]	9		22
12-31-2008[11]	13.09	0.27	[4]	(3.52)	(3.25)	(0.16)	(0.01)	—	(0.17)	9.67	(24.82)	0.10	[6,7]	0.02	[6,7]	3.85	[4,7]	—	[8]	5
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.48% – 0.59%, 0.49% – 0.59%, 0.48% – 0.50%, 0.48% – 0.50%, 0.49% – 0.51% and 0.49% – 0.57%, for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 7. Annualized. 8. Less than $500,000. 9. Increase in the portfolio Turnover is directly attributable to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust. 10. Less than $0.005 per share. 11. The inception date for Series I and Series NAV shares is 4-28-08.

Disciplined Diversification Trust
SERIES I
06-30-2013[3]	12.75	0.11		0.46	0.57	—	—	—	—	13.32	4.47 [4]	0.98	[5]	0.98	[5]	1.59	[5]	—	[6]	2
12-31-2012	11.74	0.22		1.26	1.48	(0.30)	(0.17)	—	(0.47)	12.75	12.74	0.94		0.94		1.75		—	[6]	5
12-31-2011	12.32	0.20		(0.46)	(0.26)	(0.27)	(0.05)	—	(0.32)	11.74	(2.09)	0.91		0.91		1.64		—	[6]	13
12-31-2010	11.03	0.17		1.31	1.48	(0.19)	—	—	(0.19)	12.32	13.40	0.92		0.87		1.45		—	[6]	5
12-31-2009	8.90	0.16		2.26	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.22	0.94		0.75		1.72		—	[6]	62
12-31-2008[7]	12.50	0.19		(3.67)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.87)[4]	1.04	[5]	0.75	[5]	2.63	[5]	1		7
SERIES II
06-30-2013[3]	12.77	0.10		0.46	0.56	—	—	—	—	13.33	4.39 [4]	1.18	[5]	1.18	[5]	1.46	[5]	214		2
12-31-2012	11.75	0.19		1.28	1.47	(0.28)	(0.17)	—	(0.45)	12.77	12.59	1.14		1.14		1.54		212		5
12-31-2011	12.33	0.18		(0.47)	(0.29)	(0.24)	(0.05)	—	(0.29)	11.75	(2.29)	1.11		1.11		1.42		207		13
12-31-2010	11.04	0.15		1.30	1.45	(0.16)	—	—	(0.16)	12.33	13.18	1.12		1.07		1.33		240		5
12-31-2009	8.91	0.16		2.24	2.40	(0.19)	(0.08)	—	(0.27)	11.04	26.96	1.14		0.95		1.58		221		62
12-31-2008[7]	12.50	0.15		(3.64)	(3.49)	(0.09)	(0.01)	—	(0.10)	8.91	(27.96)[4]	1.24	[5]	0.95	[5]	2.13	[5]	117		7
SERIES NAV
06-30-2013[3]	12.75	0.11		0.46	0.57	—	—	—	—	13.32	4.47 [4]	0.93	[5]	0.93	[5]	1.70	[5]	24		2
12-31-2012	11.74	0.20		1.29	1.49	(0.31)	(0.17)	—	(0.48)	12.75	12.79	0.89		0.89		1.57		21		5
12-31-2011	12.32	0.21		(0.47)	(0.26)	(0.27)	(0.05)	—	(0.32)	11.74	(2.04)	0.86		0.86		1.68		130		13
12-31-2010	11.03	0.18		1.30	1.48	(0.19)	—	—	(0.19)	12.32	13.45	0.87		0.82		1.57		104		5
12-31-2009	8.90	0.17		2.25	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.27	0.89		0.70		1.66		46		62
12-31-2008[7]	12.50	0.16		(3.64)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.83)[4]	0.99	[5]	0.70	[5]	2.40	[5]	2		7
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. The inception date for Series I, Series II and Series NAV shares is 4-28-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Emerging Markets Value Trust
SERIES I
06-30-2013[3]	10.74	0.09	(1.29)	(1.20)	—	—	—	—	9.54	(11.17)[4]	1.14	[5]	1.14	[5]	1.68	[5]	4	4
12-31-2012	9.86	0.14	1.60	1.74	(0.11)	(0.75)	—	(0.86)	10.74	18.53	1.13		1.13		1.31		9	14
12-31-2011	15.99	0.17	(4.31)	(4.14)	(0.20)	(1.79)	—	(1.99)	9.86	(27.06)	1.13		1.13		1.27		7	18
12-31-2010	13.52	0.09	2.94	3.03	(0.20)	(0.36)	—	(0.56)	15.99	23.02	1.12		1.12		0.65		11	21
12-31-2009	6.74	0.07	6.73	6.80	(0.01)	(0.01)	—	(0.02)	13.52	101.12	1.13		1.13		0.68		8	28
12-31-2008	14.64	0.25	(7.86)	(7.61)	(0.26)	(0.03)	—	(0.29)	6.74	(52.17)	1.14		1.14		2.53		3	19
SERIES NAV
06-30-2013[3]	10.72	0.10	(1.29)	(1.19)	—	—	—	—	9.53	(11.10)[4]	1.09	[5]	1.09	[5]	1.86	[5]	997	4
12-31-2012	9.85	0.14	1.59	1.73	(0.11)	(0.75)	—	(0.86)	10.72	18.49	1.08		1.08		1.34		1,115	14
12-31-2011	15.98	0.18	(4.31)	(4.13)	(0.21)	(1.79)	—	(2.00)	9.85	(27.02)	1.08		1.08		1.32		915	18
12-31-2010	13.51	0.11	2.92	3.03	(0.20)	(0.36)	—	(0.56)	15.98	23.10	1.07		1.07		0.80		1,088	21
12-31-2009	6.73	0.08	6.72	6.80	(0.01)	(0.01)	—	(0.02)	13.51	101.36	1.08		1.08		0.84		1,028	28
12-31-2008	14.56	0.27	(7.80)	(7.53)	(0.27)	(0.03)	—	(0.30)	6.73	(51.93)	1.09		1.09		2.42		300	19
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

Equity-Income Trust
SERIES I
06-30-2013[3]	15.53	0.14	2.06	2.20	—	—	—	—	17.73	14.17 [4]	0.87	[5]	0.83	[5]	1.69	[5]	330	5
12-31-2012	13.50	0.31	2.03	2.34	(0.31)	—	—	(0.31)	15.53	17.44	0.86		0.83		2.11		311	14
12-31-2011	13.87	0.27	(0.39)	(0.12)	(0.25)	—	—	(0.25)	13.50	(0.81)	0.86		0.83		1.91		311	19	[6]
12-31-2010	12.27	0.23	1.62	1.85	(0.25)	—	—	(0.25)	13.87	15.12	0.87		0.84		1.84		348	14
12-31-2009	9.96	0.22	2.32	2.54	(0.23)	—	—	(0.23)	12.27	25.72	0.90		0.86		2.17		352	17	[6]
12-31-2008	16.47	0.34	(6.14)	(5.80)	(0.35)	(0.36)	—	(0.71)	9.96	(35.96)	0.91		0.87		2.48		344	32
SERIES II
06-30-2013[3]	15.49	0.13	2.06	2.19	—	—	—	—	17.68	14.14 [4]	1.07	[5]	1.03	[5]	1.49	[5]	184	5
12-31-2012	13.47	0.28	2.03	2.31	(0.29)	—	—	(0.29)	15.49	17.18	1.06		1.03		1.91		173	14
12-31-2011	13.84	0.24	(0.38)	(0.14)	(0.23)	—	—	(0.23)	13.47	(1.01)	1.06		1.03		1.73		174	19	[6]
12-31-2010	12.24	0.21	1.61	1.82	(0.22)	—	—	(0.22)	13.84	14.91	1.07		1.04		1.64		178	14
12-31-2009	9.93	0.20	2.32	2.52	(0.21)	—	—	(0.21)	12.24	25.54	1.10		1.06		1.96		172	17	[6]
12-31-2008	16.42	0.32	(6.14)	(5.82)	(0.31)	(0.36)	—	(0.67)	9.93	(36.16)	1.11		1.07		2.30		147	32
SERIES NAV
06-30-2013[3]	15.48	0.15	2.06	2.21	—	—	—	—	17.69	14.28 [4]	0.82	[5]	0.78	[5]	1.74	[5]	1,526	5
12-31-2012	13.46	0.32	2.02	2.34	(0.32)	—	—	(0.32)	15.48	17.47	0.81		0.78		2.17		1,513	14
12-31-2011	13.83	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	13.46	(0.76)	0.81		0.78		1.98		1,471	19	[6]
12-31-2010	12.23	0.24	1.62	1.86	(0.26)	—	—	(0.26)	13.83	15.23	0.82		0.79		1.90		1,427	14
12-31-2009	9.93	0.22	2.32	2.54	(0.24)	—	—	(0.24)	12.23	25.75	0.85		0.81		2.13		1,390	17	[6]
12-31-2008	16.43	0.35	(6.13)	(5.78)	(0.36)	(0.36)	—	(0.72)	9.93	(35.94)	0.86		0.82		2.55		808	32
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Services Trust
SERIES I
06-30-2013[3]	12.32	0.08		1.66	1.74	—	—	—	—	14.06	14.12 [4]	0.91	[5]	0.90	[5]	1.19	[5]	118	1
12-31-2012	10.52	0.12		1.77	1.89	(0.09)	—	—	(0.09)	12.32	18.05	0.91		0.91		0.99		97	26
12-31-2011	11.84	0.10		(1.23)	(1.13)	(0.19)	—	—	(0.19)	10.52	(9.51)	0.94		0.93		0.90		92	12
12-31-2010	10.58	0.09		1.21	1.30	(0.04)	—	—	(0.04)	11.84	12.25	0.93		0.93		0.80		125	15
12-31-2009	7.53	0.05		3.06	3.11	(0.06)	—	—	(0.06)	10.58	41.41	0.96		0.96		0.63		45	13
12-31-2008	14.54	0.10		(6.34)	(6.24)	(0.09)	(0.68)	—	(0.77)	7.53	(44.65)	0.95		0.95		0.91		33	11
SERIES II
06-30-2013[3]	12.27	0.07		1.65	1.72	—	—	—	—	13.99	14.02 [4]	1.11	[5]	1.10	[5]	1.00	[5]	25	1
12-31-2012	10.48	0.09		1.77	1.86	(0.07)	—	—	(0.07)	12.27	17.82	1.11		1.11		0.79		23	26
12-31-2011	11.79	0.08		(1.22)	(1.14)	(0.17)	—	—	(0.17)	10.48	(9.66)	1.14		1.13		0.71		23	12
12-31-2010	10.54	0.06		1.20	1.26	(0.01)	—	—	(0.01)	11.79	12.00	1.13		1.13		0.58		32	15
12-31-2009	7.51	0.04		3.04	3.08	(0.05)	—	—	(0.05)	10.54	40.98	1.16		1.16		0.43		34	13
12-31-2008	14.48	0.08		(6.30)	(6.22)	(0.07)	(0.68)	—	(0.75)	7.51	(44.75)	1.15		1.15		0.71		26	11
SERIES NAV
06-30-2013[3]	12.30	0.08		1.66	1.74	—	—	—	—	14.04	14.15 [4]	0.86	[5]	0.85	[5]	1.25	[5]	22	1
12-31-2012	10.51	0.12		1.77	1.89	(0.10)	—	—	(0.10)	12.30	18.03	0.86		0.86		1.04		18	26
12-31-2011	11.82	0.11		(1.22)	(1.11)	(0.20)	—	—	(0.20)	10.51	(9.39)	0.89		0.88		0.95		18	12
12-31-2010	10.57	0.09		1.20	1.29	(0.04)	—	—	(0.04)	11.82	12.22	0.88		0.88		0.83		23	15
12-31-2009	7.52	0.06		3.06	3.12	(0.07)	—	—	(0.07)	10.57	41.53	0.91		0.91		0.68		25	13
12-31-2008	14.53	0.11		(6.34)	(6.23)	(0.10)	(0.68)	—	(0.78)	7.52	(44.63)	0.90		0.90		0.97		20	11
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

Franklin Templeton Founding Allocation Trust
SERIES I
06-30-2013[3]	10.73	(0.01)[4]		0.94	0.93	—	—	—	—	11.66	8.67 [5]	0.12	[6]	0.12	[6,7]	(0.12)[4,6]		48	—[8]
12-31-2012	9.51	0.31	[4]	1.24	1.55	(0.33)	—	—	(0.33)	10.73	16.26	0.12		0.12	[7]	3.04	[4]	47	3
12-31-2011	9.95	0.29	[4]	(0.43)	(0.14)	(0.30)	—	—	(0.30)	9.51	(1.41)	0.12		0.12	[7]	2.92	[4]	44	3
12-31-2010	9.33	0.37	[4]	0.62	0.99	(0.37)	—	—	(0.37)	9.95	10.67	0.12		0.10	[7]	3.87	[4]	47	5
12-31-2009	7.36	0.39	[4]	1.93	2.32	(0.35)	—	—	(0.35)	9.33	31.47	0.12		0.08	[7]	4.68	[4]	43	8
12-31-2008[9]	11.16	0.59	[4]	(3.94)	(3.35)	(0.27)	(0.18)	—	(0.45)	7.36	(30.39)[5]	0.15	[6]	0.08	[6,7]	7.77	[4,6]	12	4
SERIES II
06-30-2013[3]	10.74	(0.02)[4]		0.94	0.92	—	—	—	—	11.66	8.57 [5]	0.32	[6]	0.32	[6,7]	(0.32)[4,6]		1,211	—[8]
12-31-2012	9.52	0.28	[4]	1.25	1.53	(0.31)	—	—	(0.31)	10.74	16.03	0.32		0.32	[7]	2.79	[4]	1,184	3
12-31-2011	9.97	0.26	[4]	(0.43)	(0.17)	(0.28)	—	—	(0.28)	9.52	(1.71)	0.32		0.32	[7]	2.60	[4]	1,154	3
12-31-2010	9.35	0.33	[4]	0.65	0.98	(0.36)	—	—	(0.36)	9.97	10.44	0.32		0.30	[7]	3.51	[4]	1,335	5
12-31-2009	7.38	0.32	[4]	1.98	2.30	(0.33)	—	—	(0.33)	9.35	31.12	0.32		0.28	[7]	3.89	[4]	1,358	8
12-31-2008	12.05	0.29	[4]	(4.53)	(4.24)	(0.25)	(0.18)	—	(0.43)	7.38	(35.55)	0.33		0.28	[7]	2.94	[4]	1,111	4
SERIES NAV
06-30-2013[3]	10.72	—	[4,10]	0.94	0.94	—	—	—	—	11.66	8.77 [5]	0.07	[6]	0.07	[6,7]	(0.07)[6]		19	—[8]
12-31-2012	9.50	0.38	[4]	1.17	1.55	(0.33)	—	—	(0.33)	10.72	16.33	0.07		0.07	[7]	3.69		16	3
12-31-2011	9.95	0.34	[4]	(0.48)	(0.14)	(0.31)	—	—	(0.31)	9.50	(1.46)	0.07		0.07	[7]	3.41		10	3
12-31-2010	9.33	0.41	[4]	0.59	1.00	(0.38)	—	—	(0.38)	9.95	10.72	0.07		0.05	[7]	4.37		8	5
12-31-2009	7.36	0.53	[4]	1.79	2.32	(0.35)	—	—	(0.35)	9.33	31.54	0.07		0.03	[7]	6.34		5	8
12-31-2008[11]	11.26	0.60	[4]	(4.22)	(3.62)	(0.28)	—	—	(0.28)	7.36	(32.08)[5]	0.08	[6]	0.03	[6,7]	10.86	[6]	1	4
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.85% – 1.00%, 0.85% – 1.00%, 0.85% – 1.03%, 0.85% – 1.03%, 0.86% – 1.03% and 0.87% – 1.06% based on the mix of underlying funds held by the portfolio, for periods ended 6-30-13, 12-31-12, 2-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 8. Less than 1%. 9. The inception date for Series I shares is 1-28-08. 10. Less than $0.005 per share. 11. The inception date for Series NAV shares is 4-28-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Fundamental All Cap Core Trust
SERIES I
06-30-2013[3]	15.30	0.06		1.71	1.77	—	—	—	—	17.07	11.57 [4]	0.76	[5]	0.76	[5]	0.72	[5]	142		20
12-31-2012	12.48	0.16		2.77	2.93	(0.11)	—	—	(0.11)	15.30	23.52	0.76		0.76		1.17		131		38
12-31-2011	12.90	0.13		(0.41)	(0.28)	(0.14)	—	—	(0.14)	12.48	(2.16)	0.76		0.76		0.98		117		146
12-31-2010	10.90	0.13		2.01	2.14	(0.14)	—	—	(0.14)	12.90	19.65	0.76		0.76		1.18		142		120
12-31-2009	8.61	0.12		2.30	2.42	(0.13)	—	—	(0.13)	10.90	28.27	0.75		0.75		1.26		133		147
12-31-2008	15.35	0.18		(6.81)	(6.63)	(0.11)	—	—	(0.11)	8.61	(43.18)	0.79		0.79		1.42		127		151
SERIES II
06-30-2013[3]	15.29	0.04		1.71	1.75	—	—	—	—	17.04	11.45 [4]	0.96	[5]	0.96	[5]	0.52	[5]	65		20
12-31-2012	12.47	0.14		2.76	2.90	(0.08)	—	—	(0.08)	15.29	23.31	0.96		0.96		0.98		67		38
12-31-2011	12.90	0.10		(0.42)	(0.32)	(0.11)	—	—	(0.11)	12.47	(2.44)	0.96		0.96		0.78		60		146
12-31-2010	10.90	0.11		2.00	2.11	(0.11)	—	—	(0.11)	12.90	19.40	0.96		0.96		0.97		71		120
12-31-2009	8.61	0.10		2.30	2.40	(0.11)	—	—	(0.11)	10.90	28.02	0.95		0.95		1.06		69		147
12-31-2008	15.32	0.15		(6.77)	(6.62)	(0.09)	—	—	(0.09)	8.61	(43.24)	0.99		0.99		1.21		63		151
SERIES NAV
06-30-2013[3]	15.36	0.06		1.72	1.78	—	—	—	—	17.14	11.59 [4]	0.71	[5]	0.71	[5]	0.77	[5]	1,229		20
12-31-2012	12.52	0.17		2.79	2.96	(0.12)	—	—	(0.12)	15.36	23.66	0.71		0.71		1.22		1,149		38
12-31-2011	12.95	0.13		(0.41)	(0.28)	(0.15)	—	—	(0.15)	12.52	(2.17)	0.71		0.71		1.03		1,032		146
12-31-2010	10.94	0.14		2.01	2.15	(0.14)	—	—	(0.14)	12.95	19.73	0.71		0.71		1.22		1,171		120
12-31-2009	8.64	0.12		2.32	2.44	(0.14)	—	—	(0.14)	10.94	28.36	0.70		0.70		1.31		1,100		147
12-31-2008	15.41	0.19		(6.84)	(6.65)	(0.12)	—	—	(0.12)	8.64	(43.16)	0.74		0.74		1.62		958		151
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

Fundamental Holdings Trust
SERIES I
06-30-2013[3]	11.15	—	[4,5]	0.50	0.50	—	—	—	—	11.65	4.48 [6]	0.69	[7,8]	0.52	[7,8]	(0.02)[4,8]		5		—	[9]
12-31-2012	10.07	0.19	[4]	1.08	1.27	(0.17)	(0.02)	—	(0.19)	11.15	12.64	0.67	[7]	0.53	[7]	1.72	[4]	4		41
12-31-2011	10.34	0.19	[4]	(0.30)	(0.11)	(0.16)	—	—	(0.16)	10.07	(1.05)	0.66	[7]	0.66	[7]	1.86	[4]	3		3
12-31-2010	9.51	0.28	[4]	0.71	0.99	(0.16)	—	—	(0.16)	10.34	10.35	0.67	[7]	0.65	[7]	2.89	[4]	3		6
12-31-2009	7.61	0.23	[4]	1.82	2.05	(0.15)	—	—	(0.15)	9.51	26.88	0.67	[7,10]	0.63	[7]	2.64	[4]	—	[11]	3
12-31-2008	11.91	0.26	[4]	(3.96)	(3.70)	(0.27)	(0.33)	—	(0.60)	7.61	(30.92)	0.69	[7,10]	0.64	[7]	2.50	[4]	—	[11]	1
SERIES II
06-30-2013[3]	11.16	(0.01)[4]		0.50	0.49	—	—	—	—	11.65	4.39 [6]	0.84	[7,8]	0.67	[7,8]	(0.19)[4,8]		984		—	[9]
12-31-2012	10.08	0.14	[4]	1.12	1.26	(0.16)	(0.02)	—	(0.18)	11.16	12.47	0.82	[7]	0.68	[7]	1.33	[4]	1,002		41
12-31-2011	10.35	0.14	[4]	(0.26)	(0.12)	(0.15)	—	—	(0.15)	10.08	(1.20)	0.81	[7]	0.81	[7]	1.30	[4]	992		3
12-31-2010	9.52	0.14	[4]	0.83	0.97	(0.14)	—	—	(0.14)	10.35	10.19	0.82	[7]	0.80	[7]	1.38	[4]	1,122		6
12-31-2009	7.62	0.14	[4]	1.89	2.03	(0.13)	—	—	(0.13)	9.52	26.68	0.82	[7,10]	0.78	[7]	1.61	[4]	1,089		3
12-31-2008	11.91	0.48	[4]	(4.18)	(3.70)	(0.26)	(0.33)	—	(0.59)	7.62	(30.97)	0.84	[7]	0.79	[7]	4.98	[4]	600		1
SERIES III
06-30-2013[3]	11.14	0.01	[4]	0.51	0.52	—	—	—	—	11.66	4.67 [6]	0.34	[7,8]	0.25	[7,8]	0.23	[4,8]	61		—	[9]
12-31-2012	10.07	0.19	[4]	1.11	1.30	(0.21)	(0.02)	—	(0.23)	11.14	12.92	0.32	[7]	0.24	[7]	1.78	[4]	62		41
12-31-2011	10.34	0.19	[4]	(0.26)	(0.07)	(0.20)	—	—	(0.20)	10.07	(0.70)	0.31	[7]	0.31	[7]	1.86	[4]	60		3
12-31-2010	9.51	0.19	[4]	0.83	1.02	(0.19)	—	—	(0.19)	10.34	10.71	0.32	[7]	0.30	[7]	1.94	[4]	63		6
12-31-2009	7.61	0.22	[4]	1.86	2.08	(0.18)	—	—	(0.18)	9.51	27.27	0.32	[7,10]	0.28	[7]	2.52	[4]	57		3
12-31-2008	11.91	0.75	[4]	(4.41)	(3.66)	(0.31)	(0.33)	—	(0.64)	7.61	(30.61)	0.34	[7]	0.29	[7]	8.29	[4]	14		1
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.35% – 0.59%, 0.28% – 0.59%, 0.29% – 0.60%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 8. Annualized. 9. Less than 1%. 10. Does not include expenses of the investment companies in which the Portfolio invests. 11. Less than $500,000.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Fundamental Large Cap Value Trust
SERIES I
06-30-2013[3]	12.18	0.09	1.70	1.79	—	—	—	—	13.97	14.70 [4]	0.75	[5]	0.74	[5]	1.40	[5]	100		18
12-31-2012	9.91	0.19	2.22	2.41	(0.14)	—	—	(0.14)	12.18	24.42	0.76		0.75		1.67		67		42
12-31-2011	9.84	0.15	0.02	0.17	(0.10)	—	—	(0.10)	9.91	1.75	0.78		0.78		1.53		45		108
12-31-2010	8.83	0.13	1.06	1.19	(0.18)	—	—	(0.18)	9.84	13.56	0.78		0.78		1.43		—	[6]	154
12-31-2009	7.24	0.13	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.47	0.78		0.78		1.69		1		150
12-31-2008	12.77	0.20	(5.46)	(5.26)	(0.27)	—	—	(0.27)	7.24	(41.20)	0.75		0.75		1.74		—	[6]	176
SERIES II
06-30-2013[3]	12.27	0.08	1.71	1.79	—	—	—	—	14.06	14.59 [4]	0.95	[5]	0.94	[5]	1.19	[5]	17		18
12-31-2012	9.98	0.16	2.25	2.41	(0.12)	—	—	(0.12)	12.27	24.23	0.96		0.95		1.46		17		42
12-31-2011	9.90	0.13	0.03	0.16	(0.08)	—	—	(0.08)	9.98	1.63	0.98		0.98		1.33		13		108
12-31-2010	8.90	0.13	1.03	1.16	(0.16)	—	—	(0.16)	9.90	13.11	0.98		0.98		1.39		14		154
12-31-2009	7.28	0.11	1.66	1.77	(0.15)	—	—	(0.15)	8.90	24.50	0.98		0.98		1.50		14		150
12-31-2008	12.83	0.18	(5.49)	(5.31)	(0.24)	—	—	(0.24)	7.28	(41.36)	0.95		0.95		1.65		13		176
SERIES NAV
06-30-2013[3]	12.18	0.10	1.70	1.80	—	—	—	—	13.98	14.78 [4]	0.70	[5]	0.69	[5]	1.44	[5]	443		18
12-31-2012	9.91	0.19	2.23	2.42	(0.15)	—	—	(0.15)	12.18	24.48	0.71		0.70		1.68		441		42
12-31-2011	9.83	0.16	0.02	0.18	(0.10)	—	—	(0.10)	9.91	1.90	0.73		0.73		1.58		270		108
12-31-2010	8.83	0.14	1.05	1.19	(0.19)	—	—	(0.19)	9.83	13.51	0.73		0.73		1.60		189		154
12-31-2009	7.24	0.13	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.53	0.73		0.73		1.78		260		150
12-31-2008	12.77	0.21	(5.46)	(5.25)	(0.28)	—	—	(0.28)	7.24	(41.15)	0.70		0.70		1.91		331		176
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $500,000.

Fundamental Value Trust
SERIES I
06-30-2013[3]	15.34	0.07	2.15	2.22	—	—	—	—	17.56	14.47 [4]	0.85	[5]	0.84	[5]	0.87	[5]	334		6
12-31-2012	13.65	0.22	1.61	1.83	(0.14)	—	—	(0.14)	15.34	13.45	0.85		0.84		1.47		318		10
12-31-2011	14.31	0.13	(0.67)	(0.54)	(0.12)	—	—	(0.12)	13.65	(3.78)	0.85		0.85		0.94		339		14
12-31-2010	12.79	0.11	1.56	1.67	(0.15)	—	—	(0.15)	14.31	13.10	0.85		0.85		0.87		429		16
12-31-2009	9.79	0.10	3.00	3.10	(0.10)	—	—	(0.10)	12.79	31.78	0.83		0.83		0.92		448		22	[6]
12-31-2008	16.50	0.13	(6.55)	(6.42)	(0.12)	(0.17)	—	(0.29)	9.79	(39.32)	0.86		0.86		1.04		406		28	[6]
SERIES II
06-30-2013[3]	15.31	0.06	2.14	2.20	—	—	—	—	17.51	14.37 [4]	1.05	[5]	1.04	[5]	0.67	[5]	259		6
12-31-2012	13.63	0.19	1.60	1.79	(0.11)	—	—	(0.11)	15.31	13.18	1.05		1.04		1.27		260		10
12-31-2011	14.29	0.10	(0.67)	(0.57)	(0.09)	—	—	(0.09)	13.63	(3.99)	1.05		1.05		0.74		272		14
12-31-2010	12.77	0.09	1.55	1.64	(0.12)	—	—	(0.12)	14.29	12.88	1.05		1.05		0.67		334		16
12-31-2009	9.77	0.08	3.00	3.08	(0.08)	—	—	(0.08)	12.77	31.59	1.03		1.03		0.71		344		22	[6]
12-31-2008	16.45	0.12	(6.55)	(6.43)	(0.08)	(0.17)	—	(0.25)	9.77	(39.46)	1.06		1.06		0.84		282		28	[6]
SERIES NAV
06-30-2013[3]	15.29	0.08	2.14	2.22	—	—	—	—	17.51	14.52 [4]	0.80	[5]	0.79	[5]	0.93	[5]	934		6
12-31-2012	13.61	0.23	1.60	1.83	(0.15)	—	—	(0.15)	15.29	13.48	0.80		0.79		1.53		943		10
12-31-2011	14.27	0.14	(0.68)	(0.54)	(0.12)	—	—	(0.12)	13.61	(3.74)	0.80		0.80		0.99		935		14
12-31-2010	12.75	0.12	1.56	1.68	(0.16)	—	—	(0.16)	14.27	13.20	0.80		0.80		0.92		990		16
12-31-2009	9.76	0.10	3.00	3.10	(0.11)	—	—	(0.11)	12.75	31.84	0.78		0.78		0.95		1,034		22	[6]
12-31-2008	16.45	0.15	(6.55)	(6.40)	(0.12)	(0.17)	—	(0.29)	9.76	(39.27)	0.81		0.81		1.11		684		28	[6]
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Global Trust
SERIES I
06-30-2013[3]	15.86	0.20		1.23	1.43	—	—	—	—	17.29	9.02 [4]	0.97	[5]	0.95	[5]	2.32	[5]	158		7
12-31-2012	13.31	0.30		2.57	2.87	(0.32)	—	—	(0.32)	15.86	21.74	0.96		0.94		2.04		156		16
12-31-2011	14.48	0.31		(1.18)	(0.87)	(0.30)	—	—	(0.30)	13.31	(6.00)	0.96		0.94		2.14		150		24
12-31-2010	13.64	0.22		0.84	1.06	(0.22)	—	—	(0.22)	14.48	7.76	0.96		0.94		1.64		178		8
12-31-2009	10.54	0.18		3.12	3.30	(0.20)	—	—	(0.20)	13.64	31.37	0.96		0.93		1.58		182		10
12-31-2008	17.91	0.33		(7.40)	(7.07)	(0.30)	—	—	(0.30)	10.54	(39.51)	1.00		0.99		2.26		131		12
SERIES II
06-30-2013[3]	15.81	0.18		1.23	1.41	—	—	—	—	17.22	8.92 [4]	1.17	[5]	1.15	[5]	2.10	[5]	30		7
12-31-2012	13.27	0.27		2.57	2.84	(0.30)	—	—	(0.30)	15.81	21.51	1.16		1.14		1.85		30		16
12-31-2011	14.44	0.28		(1.18)	(0.90)	(0.27)	—	—	(0.27)	13.27	(6.22)	1.16		1.14		1.94		29		24
12-31-2010	13.60	0.19		0.84	1.03	(0.19)	—	—	(0.19)	14.44	7.55	1.16		1.14		1.45		34		8
12-31-2009	10.51	0.16		3.10	3.26	(0.17)	—	—	(0.17)	13.60	31.10	1.16		1.13		1.41		36		10
12-31-2008	17.84	0.30		(7.37)	(7.07)	(0.26)	—	—	(0.26)	10.51	(39.64)	1.20		1.19		2.04		31		12
SERIES NAV
06-30-2013[3]	15.85	0.20		1.23	1.43	—	—	—	—	17.28	9.02 [4]	0.92	[5]	0.90	[5]	2.37	[5]	431		7
12-31-2012	13.30	0.30		2.58	2.88	(0.33)	—	—	(0.33)	15.85	21.82	0.91		0.89		2.09		422		16
12-31-2011	14.47	0.32		(1.18)	(0.86)	(0.31)	—	—	(0.31)	13.30	(5.95)	0.91		0.89		2.18		404		24
12-31-2010	13.63	0.23		0.83	1.06	(0.22)	—	—	(0.22)	14.47	7.83	0.91		0.89		1.69		472		8
12-31-2009	10.53	0.19		3.11	3.30	(0.20)	—	—	(0.20)	13.63	31.46	0.91		0.88		1.67		473		10
12-31-2008	17.90	0.32		(7.38)	(7.06)	(0.31)	—	—	(0.31)	10.53	(39.49)	0.95		0.94		2.22		375		12
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

Global Diversification Trust
SERIES I
06-30-2013[3]	10.89	—	[4,5]	0.35	0.35	—	—	—	—	11.24	3.21 [6]	0.70	[7,8]	0.57	[7,8]	(0.02)[4,8]		14		23
12-31-2012	9.56	0.20	[4]	1.31	1.51	(0.16)	(0.02)	—	(0.18)	10.89	15.84	0.67	[7]	0.57	[7]	1.89	[4]	13		28
12-31-2011	10.43	0.20	[4]	(0.88)	(0.68)	(0.19)	—	—	(0.19)	9.56	(6.49)	0.67	[7]	0.67	[7]	1.93	[4]	8		4
12-31-2010	9.44	0.38	[4]	0.81	1.19	(0.20)	—	—	(0.20)	10.43	12.57	0.67	[7]	0.66	[7]	3.93	[4]	6		6
12-31-2009	7.04	0.32	[4]	2.24	2.56	(0.16)	—	—	(0.16)	9.44	36.32	0.67	[7]	0.63	[7]	3.58	[4]	1		5
12-31-2008	11.88	0.23	[4]	(4.38)	(4.15)	(0.24)	(0.45)	—	(0.69)	7.04	(34.72)	0.69	[7]	0.64	[7]	2.31	[4]	—	[9]	6
SERIES II
06-30-2013[3]	10.89	(0.01)[4]		0.36	0.35	—	—	—	—	11.24	3.21 [6]	0.85	[7,8]	0.72	[7,8]	(0.20)[4,8]		747		23
12-31-2012	9.57	0.14	[4]	1.35	1.49	(0.15)	(0.02)	—	(0.17)	10.89	15.55	0.82	[7]	0.73	[7]	1.38	[4]	760		28
12-31-2011	10.43	0.17	[4]	(0.85)	(0.68)	(0.18)	—	—	(0.18)	9.57	(6.54)	0.82	[7]	0.82	[7]	1.61	[4]	740		4
12-31-2010	9.45	0.17	[4]	0.99	1.16	(0.18)	—	—	(0.18)	10.43	12.30	0.82	[7]	0.81	[7]	1.80	[4]	890		6
12-31-2009	7.04	0.14	[4]	2.42	2.56	(0.15)	—	—	(0.15)	9.45	36.29	0.82	[7]	0.78	[7]	1.73	[4]	861		5
12-31-2008	11.88	0.35	[4]	(4.51)	(4.16)	(0.23)	(0.45)	—	(0.68)	7.04	(34.85)	0.84	[7]	0.79	[7]	3.69	[4]	542		6
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Less than $0.005 per share. 6. Not annualized. 7. Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.14% – 0.79%, 0.47% – 0.78%, 0.38% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the portfolio for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 8. Annualized. 9. Less than $500,000.

Growth Equity Trust
SERIES NAV
06-30-2013[3]	12.80	0.01		1.00	1.01	—	—	—	—	13.81	7.89 [4]	0.77	[5]	0.77	[5]	0.19	[5]	445		55
12-31-2012	11.04	0.05		1.71	1.76	— [6]	—	—	— [6]	12.80	15.97	0.78		0.78		0.43		444		89
12-31-2011	11.50	—	[6]	(0.44)	(0.44)	(0.02)	—	—	(0.02)	11.04	(3.86)	0.79		0.79		0.04		429		90
12-31-2010	9.85	0.03		1.65	1.68	(0.03)	—	—	(0.03)	11.50	17.07	0.79		0.79		0.26		461		86
12-31-2009	7.45	0.03		2.40	2.43	(0.03)	—	—	(0.03)	9.85	32.59	0.79		0.79		0.35		550		109
12-31-2008[7]	12.50	0.02		(5.06)	(5.04)	(0.01)	—	—	(0.01)	7.45	(40.36)[4]	0.80	[5]	0.80	[5]	0.23	[5]	299		74
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. The inception date for Series NAV shares is 4-28-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
SERIES I
06-30-2013[3]	20.98	(0.06)	4.22	4.16	—	—	—	—	25.14	19.83 [4]	1.15	[5]	1.10	[5]	(0.50)[5]	85	23
12-31-2012	16.98	(0.08)	5.46	5.38	—	(1.38)	—	(1.38)	20.98	31.89	1.18		1.12		(0.41)	69	29
12-31-2011	15.55	(0.10)	1.73	1.63	—	(0.20)	—	(0.20)	16.98	10.57	1.18		1.13		(0.59)	56	39
12-31-2010	13.44	(0.05)[6]	2.16	2.11	—	—	—	—	15.55	15.70	1.17		1.12		(0.37)[6]	53	38
12-31-2009	10.35	(0.05)	3.29	3.24	—	(0.15)	—	(0.15)	13.44	31.81	1.19		1.14		(0.48)	55	35
12-31-2008	15.10	(0.07)	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.35	(29.90)	1.22		1.17		(0.58)	91	51
SERIES II
06-30-2013[3]	20.43	(0.08)	4.11	4.03	—	—	—	—	24.46	19.73 [4]	1.35	[5]	1.30	[5]	(0.70)[5]	78	23
12-31-2012	16.60	(0.12)	5.33	5.21	—	(1.38)	—	(1.38)	20.43	31.59	1.38		1.32		(0.61)	67	29
12-31-2011	15.23	(0.13)	1.70	1.57	—	(0.20)	—	(0.20)	16.60	10.39	1.38		1.33		(0.80)	57	39
12-31-2010	13.19	(0.08)[6]	2.12	2.04	—	—	—	—	15.23	15.47	1.37		1.32		(0.56)[6]	58	38
12-31-2009	10.18	(0.08)	3.24	3.16	—	(0.15)	—	(0.15)	13.19	31.55	1.39		1.34		(0.69)	54	35
12-31-2008	14.89	(0.10)	(4.30)	(4.40)	—	(0.31)	—	(0.31)	10.18	(30.06)	1.42		1.37		(0.77)	48	51
SERIES NAV
06-30-2013[3]	21.08	(0.05)	4.23	4.18	—	—	—	—	25.26	19.83 [4]	1.10	[5]	1.05	[5]	(0.45)[5]	57	23
12-31-2012	17.05	(0.07)	5.48	5.41	—	(1.38)	—	(1.38)	21.08	31.93	1.13		1.07		(0.36)	48	29
12-31-2011	15.60	(0.09)	1.74	1.65	—	(0.20)	—	(0.20)	17.05	10.66	1.13		1.08		(0.54)	34	39
12-31-2010	13.47	(0.04)[6]	2.17	2.13	—	—	—	—	15.60	15.81	1.12		1.07		(0.31)[6]	28	38
12-31-2009	10.37	(0.05)	3.30	3.25	—	(0.15)	—	(0.15)	13.47	31.85	1.14		1.09		(0.45)	26	35
12-31-2008	15.12	(0.07)	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.37	(29.86)	1.17		1.12		(0.53)	21	51
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflects special dividends received by the Portfolio, which amounted to $0.08 and 0.60%, respectively.

Heritage Trust
SERIES NAV
06-30-2013[3]	11.50	(0.02)	1.35	1.33	—	—	—	—	12.83	11.57 [4]	0.92	[5]	0.91	[5]	(0.26)[5]	147	38
12-31-2012	10.75	0.01	1.71	1.72	—	(0.97)	—	(0.97)	11.50	16.11	0.92		0.92		0.10	137	75
12-31-2011	13.21	(0.03)	(0.86)	(0.89)	—	(1.57)	—	(1.57)	10.75	(6.54)	0.92		0.92		(0.25)	128	99
12-31-2010	10.37	(0.03)	2.87	2.84	—	—	—	—	13.21	27.39	0.92		0.92		(0.26)	141	174
12-31-2009	8.83	(0.03)	1.88	1.85	—	(0.31)	—	(0.31)	10.37	21.64	0.96		0.96		(0.32)	134	175
12-31-2008	17.81	(0.07)	(8.44)	(8.51)	—	(0.47)	—	(0.47)	8.83	(48.88)	1.03		1.02		(0.50)	46	205
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

International Core Trust
SERIES I
06-30-2013[3]	9.61	0.18	0.15	0.33	—	—	—	—	9.94	3.43 [4]	1.07	[5]	1.07	[5]	3.53 [5]	43	22
12-31-2012	8.60	0.26	1.02	1.28	(0.27)	—	—	(0.27)	9.61	15.05	1.07		1.07		2.93	45	49
12-31-2011	9.77	0.26	(1.20)	(0.94)	(0.23)	—	—	(0.23)	8.60	(9.57)	1.07		1.07		2.67	47	39
12-31-2010	9.08	0.16	0.71	0.87	(0.18)	—	—	(0.18)	9.77	9.58	1.07		1.07		1.76	60	43
12-31-2009	8.12	0.18	1.22	1.40	(0.20)	(0.24)	—	(0.44)	9.08	18.64	1.04		1.04		2.17	64	43
12-31-2008	14.39	0.30	(5.79)	(5.49)	(0.62)	(0.16)	—	(0.78)	8.12	(38.62)	1.11		1.11		2.52	64	63
SERIES II
06-30-2013[3]	9.69	0.17	0.16	0.33	—	—	—	—	10.02	3.41 [4]	1.27	[5]	1.27	[5]	3.37 [5]	20	22
12-31-2012	8.67	0.25	1.02	1.27	(0.25)	—	—	(0.25)	9.69	14.82	1.27		1.27		2.75	20	49
12-31-2011	9.85	0.24	(1.21)	(0.97)	(0.21)	—	—	(0.21)	8.67	(9.80)	1.27		1.27		2.48	22	39
12-31-2010	9.15	0.14	0.72	0.86	(0.16)	—	—	(0.16)	9.85	9.38	1.27		1.27		1.56	28	43
12-31-2009	8.18	0.16	1.23	1.39	(0.18)	(0.24)	—	(0.42)	9.15	18.38	1.24		1.24		1.93	28	43
12-31-2008	14.46	0.27	(5.80)	(5.53)	(0.59)	(0.16)	—	(0.75)	8.18	(38.70)	1.31		1.31		2.32	26	63
SERIES NAV
06-30-2013[3]	9.58	0.18	0.15	0.33	—	—	—	—	9.91	3.44 [4]	1.02	[5]	1.02	[5]	3.61 [5]	676	22
12-31-2012	8.57	0.27	1.01	1.28	(0.27)	—	—	(0.27)	9.58	15.16	1.02		1.02		2.97	653	49
12-31-2011	9.74	0.27	(1.20)	(0.93)	(0.24)	—	—	(0.24)	8.57	(9.56)	1.02		1.02		2.74	570	39
12-31-2010	9.05	0.16	0.71	0.87	(0.18)	—	—	(0.18)	9.74	9.67	1.02		1.02		1.80	769	43
12-31-2009	8.10	0.18	1.22	1.40	(0.21)	(0.24)	—	(0.45)	9.05	18.62	0.99		0.99		2.18	690	43
12-31-2008	14.36	0.31	(5.78)	(5.47)	(0.63)	(0.16)	—	(0.79)	8.10	(38.58)	1.06		1.06		2.65	627	63
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Equity Index Trust B
SERIES I
06-30-2013[3]	15.32	0.28		(0.40)	(0.12)	—	—	—	—	15.20	(0.78)[4]	0.62	[5]	0.39	[5]	3.58	[5]	254	2
12-31-2012[6]	14.62	0.03		0.84	0.87	(0.17)	—	—	(0.17)	15.32	5.98 [4]	0.63	[5]	0.39	[5]	1.38	[5]	254	4	[7]
SERIES II
06-30-2013[3]	15.34	0.26		(0.40)	(0.14)	—	—	—	—	15.20	(0.91)[4]	0.82	[5]	0.59	[5]	3.34	[5]	24	2
12-31-2012[6]	14.62	0.03		0.83	0.86	(0.14)	—	—	(0.14)	15.34	5.95 [4]	0.83	[5]	0.59	[5]	1.17	[5]	29	4	[7]
SERIES NAV
06-30-2013[3]	15.32	0.28		(0.40)	(0.12)	—	—	—	—	15.20	(0.78)[4]	0.57	[5]	0.34	[5]	3.62	[5]	330	2
12-31-2012	13.17	0.41		1.92	2.33	(0.18)	—	—	(0.18)	15.32	17.76	0.59		0.34		2.90		345	4	[7]
12-31-2011	15.93	0.44		(2.67)	(2.23)	(0.53)	—	—	(0.53)	13.17	(13.99)	0.58		0.34		2.86		273	3
12-31-2010	14.65	0.35		1.31	1.66	(0.38)	—	—	(0.38)	15.93	11.44	0.57		0.34		2.36		360	5
12-31-2009	11.16	0.35		3.86	4.21	(0.49)	(0.23)	—	(0.72)	14.65	38.80	0.58		0.34		2.85		347	33	[8]
12-31-2008	21.05	0.54		(9.79)	(9.25)	(0.48)	(0.16)	—	(0.64)	11.16	(44.36)	0.58		0.34		3.18		304	12
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Excludes merger activity. 8. Includes the impact of Redemption in kind transactions which amounted to 8% of the Portfolio Turnover.

International Growth Stock Trust
SERIES I
06-30-2013[3]	14.31	0.17		0.07	0.24	—	—	—	—	14.55	1.68 [4]	0.98	[5]	0.97	[5]	2.29	[5]	3	15
12-31-2012[6]	13.84	—	[7]	0.56	0.56	(0.09)	—	—	(0.09)	14.31	4.07 [4]	1.01	[5]	1.01	[5]	(0.10)[5]		3	23	[8]
SERIES II
06-30-2013[3]	14.33	0.15		0.07	0.22	—	—	—	—	14.55	1.54 [4]	1.18	[5]	1.17	[5]	2.09	[5]	20	15
12-31-2012[6]	13.84	(0.01)		0.57	0.56	(0.07)	—	—	(0.07)	14.33	4.05 [4]	1.21	[5]	1.20	[5]	(0.30)[5]		23	23	[8]
SERIES NAV
06-30-2013[3]	14.31	0.17		0.07	0.24	—	—	—	—	14.55	1.68 [4]	0.93	[5]	0.92	[5]	2.37	[5]	488	15
12-31-2012	12.48	0.15		1.80	1.95	(0.10)	(0.02)	—	(0.12)	14.31	15.64	0.96		0.96		1.11		479	23	[8]
12-31-2011	13.64	0.21		(1.18)	(0.97)	(0.16)	(0.03)	—	(0.19)	12.48	(7.12)	0.98		0.98		1.60		227	27
12-31-2010[9]	12.50	—	[7]	1.14	1.14	—	—	—	—	13.64	9.12 [4]	1.05	[5]	1.05	[5]	0.02	[5]	157	8
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Less than $0.005 per share. 8. Excludes merger activity. 9. The inception date for Series NAV shares is 9-16-10.

International Small Company Trust
SERIES I
06-30-2013[3]	10.15	0.12		0.24	0.36	—	—	—	—	10.51	3.55 [4]	1.18	[5]	1.18	[5]	2.33	[5]	38	3
12-31-2012	8.63	0.19		1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.19	1.18		1.04		1.97		41	3
12-31-2011	10.50	0.18		(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.23)	1.16		1.04		1.74		41	11
12-31-2010	8.78	0.09		1.89	1.98	(0.26)	—	—	(0.26)	10.50	22.70	1.15		1.15		1.03		62	13
12-31-2009[6]	9.00	—	[7]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[4]	1.11	[5]	1.11	[5]	(0.12)[5]		65	133	[8]
SERIES II
06-30-2013[3]	10.15	0.11		0.24	0.35	—	—	—	—	10.50	3.45 [4]	1.38	[5]	1.38	[5]	2.14	[5]	23	3
12-31-2012	8.63	0.17		1.46	1.63	(0.11)	—	—	(0.11)	10.15	19.00	1.38		1.24		1.78		25	3
12-31-2011	10.50	0.16		(1.88)	(1.72)	(0.15)	—	—	(0.15)	8.63	(16.42)	1.36		1.24		1.55		26	11
12-31-2010	8.78	0.08		1.88	1.96	(0.24)	—	—	(0.24)	10.50	22.45	1.35		1.35		0.82		36	13
12-31-2009[6]	9.00	—	[7]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[4]	1.31	[5]	1.31	[5]	(0.33)[5]		34	133	[8]
SERIES NAV
06-30-2013[3]	10.15	0.13		0.23	0.36	—	—	—	—	10.51	3.55 [4]	1.13	[5]	1.13	[5]	2.46	[5]	34	3
12-31-2012	8.63	0.19		1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.24	1.13		0.99		1.96		31	3
12-31-2011	10.50	0.18		(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.18)	1.11		0.99		1.78		35	11
12-31-2010	8.79	0.06		1.91	1.97	(0.26)	—	—	(0.26)	10.50	22.63	1.10		1.10		0.64		32	13
12-31-2009	6.53	0.09		2.38	2.47	(0.09)	(0.12)	—	(0.21)	8.79	39.44	1.06		1.06		1.20		131	133	[8]
12-31-2008	12.18	0.18		(5.71)	(5.53)	(0.12)	—	—	(0.12)	6.53	(45.35)	1.11		1.11		1.89		238	10
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-16-09. 7. Less than $0.005 per share. 8. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
International Value Trust
SERIES I
06-30-2013[3]	11.91	0.21		(0.02)	0.19	—	—	—	—	12.10	1.60 [4]	0.98	[5]	0.97	[5]	3.35	[5]	108	18
12-31-2012	10.25	0.28		1.68	1.96	(0.30)	—	—	(0.30)	11.91	19.38	0.97		0.93		2.57		114	19
12-31-2011	12.10	0.33		(1.88)	(1.55)	(0.30)	—	—	(0.30)	10.25	(12.85)	0.97		0.93		2.76		116	32
12-31-2010	11.42	0.24		0.67	0.91	(0.23)	—	—	(0.23)	12.10	7.98	0.99		0.98		2.10		162	20	[6]
12-31-2009	9.06	0.22		2.83	3.05	(0.22)	(0.47)	—	(0.69)	11.42	35.77	0.94		0.93		2.26		175	25
12-31-2008	17.14	0.47		(7.61)	(7.14)	(0.50)	(0.44)	—	(0.94)	9.06	(42.67)	1.04		1.02		3.47		165	18
SERIES II
06-30-2013[3]	11.89	0.19		(0.01)	0.18	—	—	—	—	12.07	1.51 [4]	1.18	[5]	1.17	[5]	3.13	[5]	91	18
12-31-2012	10.24	0.26		1.67	1.93	(0.28)	—	—	(0.28)	11.89	19.07	1.17		1.13		2.38		98	19
12-31-2011	12.08	0.31		(1.88)	(1.57)	(0.27)	—	—	(0.27)	10.24	(12.99)	1.17		1.13		2.58		101	32
12-31-2010	11.40	0.21		0.67	0.88	(0.20)	—	—	(0.20)	12.08	7.77	1.19		1.18		1.91		134	20	[6]
12-31-2009	9.04	0.20		2.83	3.03	(0.20)	(0.47)	—	(0.67)	11.40	35.59	1.14		1.13		2.04		139	25
12-31-2008	17.09	0.44		(7.59)	(7.15)	(0.46)	(0.44)	—	(0.90)	9.04	(42.81)	1.24		1.22		3.27		118	18
SERIES NAV
06-30-2013[3]	11.83	0.21		(0.02)	0.19	—	—	—	—	12.02	1.61 [4]	0.93	[5]	0.92	[5]	3.43	[5]	861	18
12-31-2012	10.19	0.28		1.67	1.95	(0.31)	—	—	(0.31)	11.83	19.36	0.92		0.88		2.62		854	19
12-31-2011	12.03	0.32		(1.86)	(1.54)	(0.30)	—	—	(0.30)	10.19	(12.79)	0.92		0.88		2.71		744	32
12-31-2010	11.36	0.24		0.66	0.90	(0.23)	—	—	(0.23)	12.03	8.00	0.94		0.93		2.19		750	20	[6]
12-31-2009	9.01	0.21		2.83	3.04	(0.22)	(0.47)	—	(0.69)	11.36	35.94	0.89		0.88		2.22		536	25
12-31-2008	17.06	0.47		(7.58)	(7.11)	(0.50)	(0.44)	—	(0.94)	9.01	(42.64)	0.99		0.97		3.49		582	18
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Lifestyle Balanced PS Series
SERIES II
06-30-2013[3]	12.92	(0.02)[7]		0.49	0.47	—	—	—	—	13.39	3.64 [4]	0.35	[5,8]	0.35	[5,8]	(0.35)[5,7]		178	2
12-31-2012	11.80	0.13	[7]	1.11	1.24	(0.10)	(0.02)	—	(0.12)	12.92	10.54	0.36	[8]	0.40	[8]	1.06	[7]	170	31	[10]
12-31-2011[6]	12.50	0.25	[7]	(0.82)[9]	(0.57)	(0.08)	(0.05)	—	(0.13)	11.80	(4.57)[4]	0.69	[5,8]	0.40	[5,8]	3.12	[5,7]	71	1
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series II shares is 4-29-11. 7. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was 0.48% – 1.10%, 0.49% – 1.10% and 0.73%% – 1.10% for the year ended 6-30-13, 12-31-12 and the period ended 12-31-11. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 10. Portfolio Turnover is directly attributable to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust.

Lifestyle Conservative PS Series
SERIES II
06-30-2013[3]	13.15	(0.03)[4]		0.05	0.02	—	—	—	—	13.17	0.15 [5]	0.41	[6,7]	0.40	[6,7]	(0.40)[4,6]		55	2
12-31-2012	12.36	0.17	[4]	0.76	0.93	(0.14)	— [8]	—	(0.14)	13.15	7.53	0.45	[7]	0.40	[7]	1.34	[4]	59	16	[11]
12-31-2011[9]	12.50	0.30	[4]	(0.27)[10]	0.03	(0.11)	(0.06)	—	(0.17)	12.36	0.27 [5]	1.11	[6,7]	0.40	[6,7]	3.53	[4,6]	29	4
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was 0.48% – 1.10%, 0.49% – 1.10% and 0.73% – 1.10% for the periods ended 6-30-13, 12-31-12 and 12-31-11, respectively. 8. Less than $0.005 per share. 9. The inception date for Series II shares is 4-29-11. 10. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 11. Portfolio Turnover is directly attributable to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust.

Lifestyle Growth PS Series
SERIES II
06-30-2013[3]	12.75	(0.02)[6]		0.79	0.77	—	—	—	—	13.52	6.04 [4]	0.35	[5,7]	0.35	[5,7]	(0.35)[5,6]		190	1
12-31-2012	11.44	0.09	[6]	1.33	1.42	(0.08)	(0.03)	—	(0.11)	12.75	12.45	0.36	[7]	0.39	[7]	0.75	[6]	175	45	[10]
12-31-2011[8]	12.50	0.19	[6]	(1.15)[9]	(0.96)	(0.07)	(0.03)	—	(0.10)	11.44	(7.66)[4]	0.58	[5,7]	0.40	[5,7]	2.46	[5,6]	94	8
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.48% – 1.10% 0.49% – 1.10% and 0.73% – 1.10% for the periods ended 6-30-13,12-31-12 and 12-31-11, respectively. 8. The inception date for Series II shares is 4-29-11. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 10. Portfolio Turnover is directly attributable to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate PS Series
SERIES II
06-30-2013[3]	13.06	(0.03)[4]	0.40	0.37	—	—	—	—	13.43	2.83 [5]	0.38	[6,7]	0.40	[6,7]	(0.40)[4,6]	87,044	3
12-31-2012	12.04	0.15 [4]	1.00	1.15	(0.12)	(0.01)	—	(0.13)	13.06	9.55	0.41	[7]	0.40	[7]	1.21 [4]	84	25	[11]
12-31-2011[8]	12.50	0.25 [4]	(0.57)[9]	(0.32)	(0.09)	(0.05)	—	(0.14)	12.04	(2.54)[5]	0.97	[6,7]	0.40	[6,7]	3.03 [4,6]	36	—	[10]
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was 0.48% – 1.10%, 0.49% – 1.10% and 0.73% – 1.10% for the periods ended 6-30-13, 12-31-12 and 12-31-11, respectively. 8. The inception date for Series II shares is 4-29-11. 9. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 10. Less than 1%. 11. Portfolio Turnover is directly attributable to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust.

Mid Cap Index Trust
SERIES I
06-30-2013[3]	17.45	0.11	2.41	2.52	—	—	—	—	19.97	14.44 [4]	0.56	[5]	0.46	[5]	1.17 [5]	561	6
12-31-2012	16.75	0.16	2.65	2.81	(0.25)	(1.86)	—	(2.11)	17.45	17.48	0.55		0.49		0.91	453	8
12-31-2011	17.74	0.17	(0.60)	(0.43)	(0.12)	(0.44)	—	(0.56)	16.75	(2.25)	0.54		0.54		0.98	413	13
12-31-2010	14.22	0.14	3.55	3.69	(0.17)	—	—	(0.17)	17.74	25.98	0.54		0.54		0.88	436	12
12-31-2009	10.67	0.14	3.72	3.86	(0.13)	(0.18)	—	(0.31)	14.22	36.76	0.55		0.55		1.22	325	15	[6]
12-31-2008	17.42	0.16	(6.36)	(6.20)	(0.15)	(0.40)	—	(0.55)	10.67	(36.45)	0.55		0.55		1.10	240	41
SERIES II
06-30-2013[3]	17.41	0.09	2.40	2.49	—	—	—	—	19.90	14.30 [4]	0.76	[5]	0.66	[5]	0.96 [5]	79	6
12-31-2012	16.71	0.12	2.66	2.78	(0.22)	(1.86)	—	(2.08)	17.41	17.30	0.75		0.70		0.69	74	8
12-31-2011	17.70	0.14	(0.61)	(0.47)	(0.08)	(0.44)	—	(0.52)	16.71	(2.46)	0.74		0.74		0.77	78	13
12-31-2010	14.18	0.10	3.55	3.65	(0.13)	—	—	(0.13)	17.70	25.80	0.74		0.74		0.67	93	12
12-31-2009	10.65	0.12	3.69	3.81	(0.10)	(0.18)	—	(0.28)	14.18	36.38	0.75		0.75		1.03	85	15	[6]
12-31-2008	17.36	0.14	(6.34)	(6.20)	(0.11)	(0.40)	—	(0.51)	10.65	(36.56)	0.75		0.75		0.91	68	41
SERIES NAV
06-30-2013[3]	17.45	0.12	2.40	2.52	—	—	—	—	19.97	14.44 [4]	0.51	[5]	0.41	[5]	1.21 [5]	69	6
12-31-2012	16.75	0.12	2.70	2.82	(0.26)	(1.86)	—	(2.12)	17.45	17.54	0.50		0.47		0.66	59	8
12-31-2011	17.73	0.18	(0.59)	(0.41)	(0.13)	(0.44)	—	(0.57)	16.75	(2.14)	0.49		0.49		1.03	624	13
12-31-2010	14.21	0.14	3.56	3.70	(0.18)	—	—	(0.18)	17.73	26.06	0.49		0.49		0.92	681	12
12-31-2009	10.67	0.15	3.70	3.85	(0.13)	(0.18)	—	(0.31)	14.21	36.73	0.50		0.50		1.28	649	15	[6]
12-31-2008	17.42	0.18	(6.37)	(6.19)	(0.16)	(0.40)	—	(0.56)	10.67	(36.39)	0.50		0.50		1.23	389	41
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Mid Cap Stock Trust
SERIES I
06-30-2013[3]	15.68	(0.01)	2.45	2.44	—	—	—	—	18.12	15.56 [4]	0.93	[5]	0.92	[5]	(0.13)[5]	187	67
12-31-2012	12.83	— [6]	2.85	2.85	—	—	—	—	15.68	22.21	0.93		0.92		0.01	178	115
12-31-2011	14.13	(0.05)	(1.25)	(1.30)	—	—	—	—	12.83	(9.20)	0.93		0.93		(0.35)	175	107
12-31-2010	11.48	(0.03)	2.68	2.65	— [6]	—	—	—	14.13	23.08	0.93		0.93		(0.23)	221	115
12-31-2009	8.74	(0.01)	2.75	2.74	—	—	—	—	11.48	31.35	0.94		0.94		(0.09)	203	175
12-31-2008	15.98	(0.02)	(6.84)	(6.86)	—	(0.38)	—	(0.38)	8.74	(43.76)	0.94		0.94		(0.12)	186	130	[7]
SERIES II
06-30-2013[3]	15.30	(0.03)	2.39	2.36	—	—	—	—	17.66	15.42 [4]	1.13	[5]	1.12	[5]	(0.34)[5]	111	67
12-31-2012	12.54	(0.03)	2.79	2.76	—	—	—	—	15.30	22.01	1.13		1.12		(0.19)	108	115
12-31-2011	13.84	(0.08)	(1.22)	(1.30)	—	—	—	—	12.54	(9.39)	1.13		1.13		(0.55)	105	107
12-31-2010	11.27	(0.05)	2.62	2.57	—	—	—	—	13.84	22.80	1.13		1.13		(0.43)	135	115
12-31-2009	8.59	(0.03)	2.71	2.68	—	—	—	—	11.27	31.20	1.14		1.14		(0.30)	124	175
12-31-2008	15.76	(0.04)	(6.75)	(6.79)	—	(0.38)	—	(0.38)	8.59	(43.93)	1.14		1.14		(0.32)	107	130	[7]
SERIES NAV
06-30-2013[3]	15.77	(0.01)	2.47	2.46	—	—	—	—	18.23	15.60 [4]	0.88	[5]	0.87	[5]	(0.08)[5]	499	67
12-31-2012	12.90	0.01	2.86	2.87	—	—	—	—	15.77	22.25	0.88		0.87		0.07	456	115
12-31-2011	14.19	(0.04)	(1.25)	(1.29)	—	—	—	—	12.90	(9.09)	0.88		0.88		(0.30)	414	107
12-31-2010	11.53	(0.02)	2.68	2.66	— [6]	—	—	—	14.19	23.07	0.88		0.88		(0.18)	466	115
12-31-2009	8.77	— [6]	2.76	2.76	—	—	—	—	11.53	31.47	0.89		0.89		(0.05)	440	175
12-31-2008	16.03	(0.01)	(6.87)	(6.88)	—	(0.38)	—	(0.38)	8.77	(43.75)	0.89		0.89		(0.07)	296	130	[7]
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Value Equity Trust
SERIES NAV
06-30-2013[3]	11.17	0.06		1.95	2.01	—	—	—	—	13.18	17.99 [4]	0.94	[5]	0.93	[5]	0.92	[5]	149	18
12-31-2012	11.08	0.13		1.80	1.93	(0.12)	(1.72)	—	(1.84)	11.17	18.47	0.94		0.94		1.09		135	51
12-31-2011	12.36	0.09		(1.15)	(1.06)	(0.08)	(0.14)	—	(0.22)	11.08	(8.49)	0.94		0.94		0.77		130	63
12-31-2010	10.12	0.08		2.25	2.33	(0.09)	—	—	(0.09)	12.36	23.12	0.93		0.93		0.76		141	60
12-31-2009	7.48	0.12		2.82	2.94	(0.09)	(0.21)	—	(0.30)	10.12	40.42	0.95		0.95		1.39		136	34
12-31-2008	13.91	0.11		(6.13)	(6.02)	(0.12)	(0.29)	—	(0.41)	7.48	(44.21)	1.01		1.01		0.92		47	51
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

Mid Value Trust
SERIES I
06-30-2013[3]	11.49	0.04		1.50	1.54	—	—	—	—	13.03	13.40 [4]	1.04	[5]	0.99	[5]	0.67	[5]	319	13
12-31-2012	10.50	0.14		1.85	1.99	(0.10)	(0.90)	—	(1.00)	11.49	19.42	1.04		0.99		1.21		284	38
12-31-2011	11.12	0.11		(0.65)	(0.54)	(0.08)	—	—	(0.08)	10.50	(4.83)	1.04		1.00		0.96		271	54
12-31-2010	9.80	0.19		1.39	1.58	(0.22)	(0.04)	—	(0.26)	11.12	16.16	1.05		1.00		1.88		301	43
12-31-2009	6.74	0.06		3.05	3.11	(0.05)	—	—	(0.05)	9.80	46.21	1.06		1.02		0.76		260	62	[6]
12-31-2008	10.69	0.13		(3.77)	(3.64)	(0.11)	(0.20)	—	(0.31)	6.74	(34.72)	1.13		1.08		1.56		33	85
SERIES II
06-30-2013[3]	11.50	0.03		1.49	1.52	—	—	—	—	13.02	13.22 [4]	1.24	[5]	1.19	[5]	0.46	[5]	83	13
12-31-2012	10.50	0.11		1.86	1.97	(0.07)	(0.90)	—	(0.97)	11.50	19.29	1.24		1.19		0.99		80	38
12-31-2011	11.12	0.08		(0.64)	(0.56)	(0.06)	—	—	(0.06)	10.50	(5.04)	1.24		1.20		0.74		83	54
12-31-2010	9.81	0.17		1.37	1.54	(0.19)	(0.04)	—	(0.23)	11.12	15.79	1.25		1.20		1.65		106	43
12-31-2009	6.74	0.04		3.06	3.10	(0.03)	—	—	(0.03)	9.81	46.02	1.26		1.22		0.52		105	62	[6]
12-31-2008	10.68	0.08		(3.73)	(3.65)	(0.09)	(0.20)	—	(0.29)	6.74	(34.88)	1.33		1.28		0.91		8	85
SERIES NAV
06-30-2013[3]	11.45	0.04		1.50	1.54	—	—	—	—	12.99	13.45 [4]	0.99	[5]	0.94	[5]	0.71	[5]	413	13
12-31-2012	10.47	0.14		1.84	1.98	(0.10)	(0.90)	—	(1.00)	11.45	19.43	0.99		0.94		1.26		387	38
12-31-2011	11.08	0.11		(0.63)	(0.52)	(0.09)	—	—	(0.09)	10.47	(4.71)	0.99		0.95		1.02		370	54
12-31-2010	9.77	0.19		1.38	1.57	(0.22)	(0.04)	—	(0.26)	11.08	16.16	1.00		0.95		1.90		393	43
12-31-2009	6.72	0.07		3.04	3.11	(0.06)	—	—	(0.06)	9.77	46.27	1.01		0.97		0.88		375	62	[6]
12-31-2008	10.67	0.11		(3.74)	(3.63)	(0.12)	(0.20)	—	(0.32)	6.72	(34.74)	1.08		1.03		1.16		75	85
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

Mutual Shares Trust
SERIES I
06-30-2013[3]	10.86	0.10		1.27	1.37	—	—	—	—	12.23	12.62 [4]	1.03	[5]	1.03	[5]	1.70	[5]	207	16
12-31-2012	9.65	0.18		1.18	1.36	(0.15)	—	—	(0.15)	10.86	14.13	1.06		1.05		1.73		203	28
12-31-2011	9.84	0.18		(0.28)	(0.10)	(0.09)	—	—	(0.09)	9.65	(0.94)	1.08		1.08		1.84		190	38
12-31-2010	9.05	0.26	[6]	0.78	1.04	(0.25)	—	—	(0.25)	9.84	11.52	1.08		1.08		2.76	[6]	173	30
12-31-2009	7.33	0.12		1.81	1.93	(0.21)	—	—	(0.21)	9.05	27.16	1.08		1.08		1.45		123	58
12-31-2008[7]	10.91	0.11		(3.60)	(3.49)	(0.09)	—	—	(0.09)	7.33	(31.98)[4]	1.13	[5]	1.11	[5]	1.38	[5]	18	44
SERIES NAV
06-30-2013[3]	10.85	0.10		1.28	1.38	—	—	—	—	12.23	12.72 [4]	0.98	[5]	0.98	[5]	1.75	[5]	439	16
12-31-2012	9.65	0.18		1.17	1.35	(0.15)	—	—	(0.15)	10.85	14.08	1.01		1.00		1.78		426	28
12-31-2011	9.84	0.19		(0.28)	(0.09)	(0.10)	—	—	(0.10)	9.65	(0.89)	1.03		1.03		1.89		415	38
12-31-2010	9.06	0.26	[6]	0.78	1.04	(0.26)	—	—	(0.26)	9.84	11.49	1.03		1.03		2.78	[6]	469	30
12-31-2009	7.33	0.13		1.81	1.94	(0.21)	—	—	(0.21)	9.06	27.31	1.03		1.03		1.72		468	58
12-31-2008	11.95	0.16		(4.69)	(4.53)	(0.09)	—	—	(0.09)	7.33	(37.86)	1.07		1.06		1.67		373	44
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.11 and 1.22%, respectively. 7. The inception date for Series I shares is 1-28-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Natural Resources Trust
SERIES I
06-30-2013[3]	10.09	0.03	(0.60)	(0.57)	—	—	—	—	9.52	(5.65)[4]	1.16	[5]	1.14	[5]	0.57	[5]	9	31
12-31-2012	10.12	0.06	(0.01)	0.05	(0.08)	—	—	(0.08)	10.09	0.52	1.13		1.12		0.59		11	94
12-31-2011	12.77	0.09	(2.68)	(2.59)	(0.06)	—	—	(0.06)	10.12	(20.29)	1.11		1.11		0.72		13	87
12-31-2010	11.15	0.06	1.63	1.69	(0.07)	—	—	(0.07)	12.77	15.21	1.08		1.08		0.52		18	82
12-31-2009	13.43	0.07	3.23	3.30	(0.13)	(5.45)	—	(5.58)	11.15	59.19	1.08		1.08		0.73		17	30
12-31-2008	28.81	0.16	(14.58)	(14.42)	(0.15)	(0.81)	—	(0.96)	13.43	(51.61)	1.13		1.13		0.66		14	24
SERIES II
06-30-2013[3]	9.97	0.02	(0.59)	(0.57)	—	—	—	—	9.40	(5.72)[4]	1.36	[5]	1.34	[5]	0.37	[5]	82	31
12-31-2012	10.01	0.04	(0.02)	0.02	(0.06)	—	—	(0.06)	9.97	0.22	1.33		1.32		0.38		99	94
12-31-2011	12.62	0.06	(2.63)	(2.57)	(0.04)	—	—	(0.04)	10.01	(20.38)	1.31		1.31		0.52		125	87
12-31-2010	11.03	0.03	1.61	1.64	(0.05)	—	—	(0.05)	12.62	14.87	1.28		1.28		0.32		191	82
12-31-2009	13.33	0.05	3.18	3.23	(0.08)	(5.45)	—	(5.53)	11.03	58.90	1.26		1.26		0.50		188	30
12-31-2008	28.54	0.11	(14.43)	(14.32)	(0.08)	(0.81)	—	(0.89)	13.33	(51.71)	1.33		1.33		0.43		112	24
SERIES NAV
06-30-2013[3]	9.92	0.03	(0.59)	(0.56)	—	—	—	—	9.36	(5.65)[4]	1.11	[5]	1.09	[5]	0.63	[5]	63	31
12-31-2012	9.95	0.06	— [6]	0.06	(0.09)	—	—	(0.09)	9.92	0.58	1.08		1.07		0.62		69	94
12-31-2011	12.56	0.09	(2.64)	(2.55)	(0.06)	—	—	(0.06)	9.95	(20.27)	1.06		1.06		0.78		68	87
12-31-2010	10.97	0.06	1.61	1.67	(0.08)	—	—	(0.08)	12.56	15.25	1.03		1.03		0.57		80	82
12-31-2009	13.33	0.06	3.17	3.23	(0.14)	(5.45)	—	(5.59)	10.97	59.22	1.09		1.09		0.62		73	30
12-31-2008	28.63	0.17	(14.49)	(14.32)	(0.17)	(0.81)	—	(0.98)	13.33	(51.60)	1.08		1.08		0.71		244	24
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Real Estate Securities Trust
SERIES I
06-30-2013[3]	14.13	0.18	0.47	0.65	—	—	—	—	14.78	4.60 [4]	0.79	[5]	0.79	[5]	2.40	[5]	94	60
12-31-2012	12.26	0.21	1.90	2.11	(0.24)	—	—	(0.24)	14.13	17.26	0.79		0.79		1.58		95	99
12-31-2011	11.37	0.14	0.93	1.07	(0.18)	—	—	(0.18)	12.26	9.46	0.79		0.79		1.17		97	86
12-31-2010	8.96	0.21	2.39	2.60	(0.19)	—	—	(0.19)	11.37	29.19	0.78		0.78		2.09		106	99
12-31-2009	7.10	0.22	1.88	2.10	(0.24)	—	—	(0.24)	8.96	30.17	0.79		0.79		3.17		94	113
12-31-2008	12.40	0.27	(5.03)	(4.76)	(0.38)	(0.16)	—	(0.54)	7.10	(39.42)	0.80		0.80		2.45		89	84
SERIES II
06-30-2013[3]	14.16	0.16	0.47	0.63	—	—	—	—	14.79	4.45 [4]	0.99	[5]	0.99	[5]	2.19	[5]	69	60
12-31-2012	12.28	0.19	1.90	2.09	(0.21)	—	—	(0.21)	14.16	17.09	0.99		0.99		1.37		72	99
12-31-2011	11.39	0.12	0.93	1.05	(0.16)	—	—	(0.16)	12.28	9.24	0.99		0.99		0.97		74	86
12-31-2010	8.98	0.19	2.39	2.58	(0.17)	—	—	(0.17)	11.39	28.87	0.98		0.98		1.90		82	99
12-31-2009	7.11	0.20	1.90	2.10	(0.23)	—	—	(0.23)	8.98	30.04	0.99		0.99		2.93		71	113
12-31-2008	12.40	0.25	(5.03)	(4.78)	(0.35)	(0.16)	—	(0.51)	7.11	(39.58)	1.00		1.00		2.26		61	84
SERIES NAV
06-30-2013[3]	14.05	0.18	0.47	0.65	—	—	—	—	14.70	4.63 [4]	0.74	[5]	0.74	[5]	2.47	[5]	238	60
12-31-2012	12.19	0.22	1.88	2.10	(0.24)	—	—	(0.24)	14.05	17.33	0.74		0.74		1.65		231	99
12-31-2011	11.30	0.15	0.93	1.08	(0.19)	—	—	(0.19)	12.19	9.58	0.74		0.74		1.24		214	86
12-31-2010	8.91	0.22	2.37	2.59	(0.20)	—	—	(0.20)	11.30	29.20	0.73		0.73		2.14		211	99
12-31-2009	7.06	0.22	1.88	2.10	(0.25)	—	—	(0.25)	8.91	30.26	0.74		0.74		3.21		177	113
12-31-2008	12.34	0.28	(5.01)	(4.73)	(0.39)	(0.16)	—	(0.55)	7.06	(39.39)	0.75		0.75		2.52		153	84
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Science & Technology Trust
SERIES I
06-30-2013[3]	17.23	(0.01)	2.34	2.33	—	—	—	—	19.56	13.52 [4]	1.15	[5]	1.12	[5]	(0.06)[5]	296	59
12-31-2012	15.60	(0.03)	1.66	1.63	—	—	—	—	17.23	10.45	1.16		1.13		(0.16)	282	89
12-31-2011	16.91	(0.05)	(1.26)	(1.31)	—	—	—	—	15.60	(7.75)	1.16		1.13		(0.30)	299	115
12-31-2010	13.57	(0.06)	3.40	3.34	—	—	—	—	16.91	24.61	1.16		1.13		(0.40)	370	117
12-31-2009	8.25	(0.01)	5.33	5.32	—	—	—	—	13.57	64.48	1.15		1.12		(0.13)	321	128
12-31-2008	14.85	(0.03)	(6.57)	(6.60)	—	—	—	—	8.25	(44.44)	1.20		1.18		(0.21)	151	132
SERIES II
06-30-2013[3]	16.92	(0.02)	2.30	2.28	—	—	—	—	19.20	13.48 [4]	1.35	[5]	1.32	[5]	(0.26)[5]	41	59
12-31-2012	15.35	(0.06)	1.63	1.57	—	—	—	—	16.92	10.23	1.36		1.33		(0.37)	41	89
12-31-2011	16.68	(0.09)	(1.24)	(1.33)	—	—	—	—	15.35	(7.97)	1.36		1.33		(0.51)	45	115
12-31-2010	13.41	(0.08)	3.35	3.27	—	—	—	—	16.68	24.38	1.36		1.33		(0.60)	61	117
12-31-2009	8.16	(0.04)	5.29	5.25	—	—	—	—	13.41	64.34	1.35		1.32		(0.33)	57	128
12-31-2008	14.73	(0.05)	(6.52)	(6.57)	—	—	—	—	8.16	(44.60)	1.40		1.38		(0.41)	30	132
SERIES NAV
06-30-2013[3]	17.31	— [6]	2.35	2.35	—	—	—	—	19.66	13.58 [4]	1.10	[5]	1.07	[5]	— [5,7]	14	59
12-31-2012	15.66	(0.03)	1.68	1.65	—	—	—	—	17.31	10.54	1.11		1.08		(0.15)	13	89
12-31-2011	16.97	(0.04)	(1.27)	(1.31)	—	—	—	—	15.66	(7.72)	1.11		1.08		(0.25)	10	115
12-31-2010	13.61	(0.05)	3.41	3.36	—	—	—	—	16.97	24.69	1.11		1.08		(0.36)	12	117
12-31-2009	8.27	(0.01)	5.35	5.34	—	—	—	—	13.61	64.57	1.10		1.07		(0.07)	7	128
12-31-2008	14.88	(0.02)	(6.59)	(6.61)	—	—	—	—	8.27	(44.42)	1.15		1.13		(0.16)	3	132
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Less than 0.005%.

Small Cap Growth Trust
SERIES I
06-30-2013[3]	9.29	(0.03)	1.81	1.78	—	—	—	—	11.07	19.16 [4]	1.16	[5]	1.15	[5]	(0.51)[5]	101	54
12-31-2012	9.18	(0.03)	1.51	1.48	—	(1.37)	—	(1.37)	9.29	16.47	1.16		1.15		(0.31)	83	132
12-31-2011	10.12	(0.06)	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.18	(6.81)	1.16		1.15		(0.62)	83	136
12-31-2010	8.29	(0.06)	1.89	1.83	—	—	—	—	10.12	22.07	1.15		1.15		(0.69)	77	139
12-31-2009	6.16	(0.04)	2.17	2.13	—	—	—	—	8.29	34.58	1.15		1.15		(0.54)	55	200
12-31-2008	10.33	(0.02)	(4.05)	(4.07)	—	(0.10)	—	(0.10)	6.16	(39.68)	1.19		1.19		(0.28)	31	191	[6]
SERIES II
06-30-2013[3]	9.10	(0.04)	1.77	1.73	—	—	—	—	10.83	19.01 [4]	1.36	[5]	1.35	[5]	(0.71)[5]	36	54
12-31-2012	9.03	(0.05)	1.49	1.44	—	(1.37)	—	(1.37)	9.10	16.29	1.36		1.35		(0.51)	31	132
12-31-2011	9.98	(0.08)	(0.62)	(0.70)	—	(0.25)	—	(0.25)	9.03	(7.01)	1.36		1.35		(0.82)	32	136
12-31-2010	8.20	(0.08)	1.86	1.78	—	—	—	—	9.98	21.71	1.35		1.35		(0.89)	36	139
12-31-2009	6.10	(0.05)	2.15	2.10	—	—	—	—	8.20	34.43	1.35		1.35		(0.74)	33	200
12-31-2008	10.25	(0.04)	(4.01)	(4.05)	—	(0.10)	—	(0.10)	6.10	(39.80)	1.39		1.39		(0.47)	27	191	[6]
SERIES NAV
06-30-2013[3]	9.33	(0.02)	1.81	1.79	—	—	—	—	11.12	19.19 [4]	1.11	[5]	1.10	[5]	(0.47)[5]	305	54
12-31-2012	9.21	(0.02)	1.51	1.49	—	(1.37)	—	(1.37)	9.33	16.52	1.11		1.10		(0.24)	278	132
12-31-2011	10.15	(0.06)	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.21	(6.79)	1.11		1.10		(0.58)	266	136
12-31-2010	8.31	(0.06)	1.90	1.84	—	—	—	—	10.15	22.14	1.10		1.10		(0.64)	291	139
12-31-2009	6.18	(0.03)	2.16	2.13	—	—	—	—	8.31	34.47	1.10		1.10		(0.49)	276	200
12-31-2008	10.34	(0.02)	(4.04)	(4.06)	—	(0.10)	—	(0.10)	6.18	(39.54)	1.14		1.14		(0.23)	181	191	[6]
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
SERIES I
06-30-2013[3]	12.39	0.08	1.86	1.94	—	—	—	—	14.33	15.66 [4]	0.57	[5]	0.52	[5]	1.15	[5]	256	13
12-31-2012	13.15	0.24	1.72	1.96	(0.26)	(2.46)	—	(2.72)	12.39	16.10	0.56		0.54		1.77		208	13
12-31-2011	14.01	0.11	(0.75)	(0.64)	(0.16)	(0.06)	—	(0.22)	13.15	(4.50)	0.55		0.55		0.79		194	17
12-31-2010	11.14	0.12	2.81	2.93	(0.06)	—	—	(0.06)	14.01	26.36	0.55		0.55		0.96		219	15
12-31-2009	9.16	0.11	2.24	2.35	(0.08)	(0.29)	—	(0.37)	11.14	26.65	0.56		0.56		1.19		165	32
12-31-2008	14.19	0.16	(4.90)	(4.74)	(0.17)	(0.12)	—	(0.29)	9.16	(33.71)	0.58		0.58		1.33		135	41
SERIES II
06-30-2013[3]	12.35	0.06	1.87	1.93	—	—	—	—	14.28	15.63 [4]	0.77	[5]	0.72	[5]	0.92	[5]	60	13
12-31-2012	13.12	0.21	1.72	1.93	(0.24)	(2.46)	—	(2.70)	12.35	15.82	0.76		0.74		1.55		60	13
12-31-2011	13.97	0.08	(0.74)	(0.66)	(0.13)	(0.06)	—	(0.19)	13.12	(4.64)	0.75		0.75		0.58		60	17
12-31-2010	11.11	0.09	2.81	2.90	(0.04)	—	—	(0.04)	13.97	26.10	0.75		0.75		0.74		73	15
12-31-2009	9.14	0.09	2.23	2.32	(0.06)	(0.29)	—	(0.35)	11.11	26.34	0.76		0.76		0.99		67	32
12-31-2008	14.14	0.13	(4.87)	(4.74)	(0.14)	(0.12)	—	(0.26)	9.14	(33.83)	0.78		0.78		1.11		59	41
SERIES NAV
06-30-2013[3]	12.39	0.08	1.87	1.95	—	—	—	—	14.34	15.74 [4]	0.52	[5]	0.47	[5]	1.19	[5]	61	13
12-31-2012	13.16	0.20	1.76	1.96	(0.27)	(2.46)	—	(2.73)	12.39	16.06	0.51		0.49		1.42		50	13
12-31-2011	14.01	0.12	(0.74)	(0.62)	(0.17)	(0.06)	—	(0.23)	13.16	(4.38)	0.50		0.50		0.84		430	17
12-31-2010	11.14	0.12	2.82	2.94	(0.07)	—	—	(0.07)	14.01	26.42	0.50		0.50		0.99		481	15
12-31-2009	9.16	0.12	2.24	2.36	(0.09)	(0.29)	—	(0.38)	11.14	26.71	0.51		0.51		1.23		456	32
12-31-2008	14.20	0.17	(4.92)	(4.75)	(0.17)	(0.12)	—	(0.29)	9.16	(33.70)	0.53		0.53		1.44		93	41
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

Small Cap Opportunities Trust
SERIES I
06-30-2013[3]	22.13	0.01	3.62	3.63	—	—	—	—	25.76	16.40 [4]	1.11	[5]	1.02	[5]	0.08	[5]	35	12
12-31-2012	18.94	0.12	3.07	3.19	—	—	—	—	22.13	16.84	1.11		1.02		0.59		32	25
12-31-2011	19.58	— [6]	(0.62)	(0.62)	(0.02)	—	—	(0.02)	18.94	(3.16)	1.10		1.01		(0.02)		32	36
12-31-2010	15.10	0.02	4.46	4.48	—	—	—	—	19.58	29.67	1.10		1.02		0.11		45	37
12-31-2009	11.28	(0.01)	3.83	3.82	—	—	—	—	15.10	33.87	1.27		1.19		(0.08)		36	54
12-31-2008	20.65	0.17	(8.62)	(8.45)	(0.35)	(0.52)	(0.05)	(0.92)	11.28	(42.13)	1.11		1.11		1.03		33	107
SERIES II
06-30-2013[3]	21.90	(0.01)	3.58	3.57	—	—	—	—	25.47	16.30 [4]	1.31	[5]	1.22	[5]	(0.12)[5]		32	12
12-31-2012	18.78	0.08	3.04	3.12	—	—	—	—	21.90	16.61	1.31		1.22		0.37		32	25
12-31-2011	19.44	(0.04)	(0.61)	(0.65)	(0.01)	—	—	(0.01)	18.78	(3.32)	1.30		1.21		(0.21)		33	36
12-31-2010	15.03	(0.01)	4.42	4.41	—	—	—	—	19.44	29.34	1.30		1.22		(0.08)		40	37
12-31-2009	11.25	(0.04)	3.82	3.78	—	—	—	—	15.03	33.60	1.47		1.39		(0.28)		31	54
12-31-2008	20.57	0.14	(8.58)	(8.44)	(0.31)	(0.52)	(0.05)	(0.88)	11.25	(42.25)	1.31		1.31		0.83		26	107
SERIES NAV
06-30-2013[3]	22.02	0.02	3.61	3.63	—	—	—	—	25.65	16.49 [4]	1.06	[5]	0.97	[5]	0.13	[5]	100	12
12-31-2012	18.84	0.13	3.05	3.18	—	—	—	—	22.02	16.88	1.06		0.97		0.63		91	25
12-31-2011	19.47	0.01	(0.62)	(0.61)	(0.02)	—	—	(0.02)	18.84	(3.12)	1.05		0.96		0.04		88	36
12-31-2010	15.01	0.03	4.43	4.46	—	—	—	—	19.47	29.71	1.05		0.97		0.16		98	37
12-31-2009	11.20	— [6]	3.81	3.81	—	—	—	—	15.01	34.02	1.22		1.14		—	[7]	86	54
12-31-2008	20.53	0.17	(8.57)	(8.40)	(0.36)	(0.52)	(0.05)	(0.93)	11.20	(42.13)	1.06		1.06		1.04		86	107
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Less than 0.005%.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Value Trust
SERIES I
06-30-2013[3]	20.70	0.04	2.86	2.90	—	—	—	—	23.60	14.01 [4]	1.13	[5]	1.13	[5]	0.36	[5]	325	15
12-31-2012	18.94	0.23	2.65	2.88	(0.17)	(0.95)	—	(1.12)	20.70	15.63	1.13		1.13		1.17		270	19
12-31-2011	18.89	0.10	0.11	0.21	(0.16)	—	—	(0.16)	18.94	1.15	1.14		1.14		0.53		229	20
12-31-2010	15.04	0.15	3.76	3.91	(0.06)	—	—	(0.06)	18.89	26.04	1.15		1.15		0.92		217	23
12-31-2009	11.76	0.09	3.27	3.36	(0.08)	—	—	(0.08)	15.04	28.65	1.16		1.16		0.73		137	29
12-31-2008	16.20	0.16	(4.37)	(4.21)	(0.18)	(0.05)	—	(0.23)	11.76	(26.08)	1.17		1.17		1.08		96	42
SERIES II
06-30-2013[3]	20.66	0.02	2.84	2.86	—	—	—	—	23.52	13.84 [4]	1.33	[5]	1.33	[5]	0.16	[5]	44	15
12-31-2012	18.89	0.18	2.67	2.85	(0.13)	(0.95)	—	(1.08)	20.66	15.50	1.33		1.33		0.90		39	19
12-31-2011	18.85	0.06	0.10	0.16	(0.12)	—	—	(0.12)	18.89	0.90	1.34		1.34		0.32		46	20
12-31-2010	15.00	0.11	3.77	3.88	(0.03)	—	—	(0.03)	18.85	25.86	1.35		1.35		0.65		53	23
12-31-2009	11.73	0.06	3.26	3.32	(0.05)	—	—	(0.05)	15.00	28.39	1.36		1.36		0.51		40	29
12-31-2008	16.16	0.13	(4.36)	(4.23)	(0.15)	(0.05)	—	(0.20)	11.73	(26.31)	1.37		1.37		0.87		48	42
SERIES NAV
06-30-2013[3]	20.67	0.05	2.84	2.89	—	—	—	—	23.56	13.98 [4]	1.08	[5]	1.08	[5]	0.40	[5]	337	15
12-31-2012	18.90	0.24	2.66	2.90	(0.18)	(0.95)	—	(1.13)	20.67	15.78	1.08		1.08		1.20		314	19
12-31-2011	18.86	0.11	0.10	0.21	(0.17)	—	—	(0.17)	18.90	1.15	1.09		1.09		0.58		306	20
12-31-2010	15.01	0.15	3.77	3.92	(0.07)	—	—	(0.07)	18.86	26.15	1.10		1.10		0.91		313	23
12-31-2009	11.73	0.10	3.27	3.37	(0.09)	—	—	(0.09)	15.01	28.79	1.11		1.11		0.77		287	29
12-31-2008	16.18	0.16	(4.37)	(4.21)	(0.19)	(0.05)	—	(0.24)	11.73	(26.12)	1.12		1.12		1.10		134	42
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

Small Company Growth Trust
SERIES NAV
06-30-2013[3]	18.34	— [4]	2.75	2.75	—	—	—	—	21.09	14.99 [5]	1.07	[6]	1.07	[6]	(0.04)[6]		113	13
12-31-2012	15.50	0.04	2.80	2.84	—	—	—	—	18.34	18.32	1.07		1.07		0.24		106	28
12-31-2011	15.78	(0.07)	(0.21)[7]	(0.28)	—	—	—	—	15.50	(1.77)	1.08		1.08		(0.42)		101	39
12-31-2010	12.48	(0.06)	3.36	3.30	—	—	—	—	15.78	26.44	1.10		1.10		(0.44)		108	34
12-31-2009	9.54	(0.02)[8]	2.96	2.94	—	—	—	—	12.48	30.82	1.13		1.13		(0.21)[8]		103	49
12-31-2008	15.81	(0.05)	(5.97)	(6.02)	—	(0.25)	—	(0.25)	9.54	(38.57)	1.13		1.13		(0.41)		138	40
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio. 8. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the portfolio which amounted to $0.02 and 0.23%, respectively.

Small Company Value Trust
SERIES I
06-30-2013[3]	19.50	0.03	2.39	2.42	—	—	—	—	21.92	12.41 [4]	1.13	[5]	1.07	[5]	0.29	[5]	82	6
12-31-2012	16.81	0.26	2.48	2.74	(0.05)	—	—	(0.05)	19.50	16.30	1.13		1.07		1.41		79	5
12-31-2011	17.07	0.06	(0.22)	(0.16)	(0.10)	—	—	(0.10)	16.81	(0.93)	1.13		1.07		0.38		85	6
12-31-2010	14.26	0.09	2.93	3.02	(0.21)	—	—	(0.21)	17.07	21.36	1.13		1.07		0.60		105	9
12-31-2009	12.97	0.08	2.99	3.07	(0.05)	(1.73)	—	(1.78)	14.26	27.69	1.13		1.08		0.63		109	11	[6]
12-31-2008	18.24	0.08	(4.92)	(4.84)	(0.13)	(0.30)	—	(0.43)	12.97	(27.05)	1.13		1.08		0.48		108	30
SERIES II
06-30-2013[3]	19.32	0.01	2.37	2.38	—	—	—	—	21.70	12.32 [4]	1.33	[5]	1.27	[5]	0.08	[5]	73	6
12-31-2012	16.66	0.22	2.46	2.68	(0.02)	—	—	(0.02)	19.32	16.11	1.33		1.27		1.20		73	5
12-31-2011	16.93	0.03	(0.24)	(0.21)	(0.06)	—	—	(0.06)	16.66	(1.20)	1.33		1.27		0.18		78	6
12-31-2010	14.14	0.06	2.91	2.97	(0.18)	—	—	(0.18)	16.93	21.15	1.33		1.27		0.41		93	9
12-31-2009	12.88	0.05	2.97	3.02	(0.03)	(1.73)	—	(1.76)	14.14	27.48	1.33		1.28		0.43		91	11	[6]
12-31-2008	18.11	0.05	(4.90)	(4.85)	(0.08)	(0.30)	—	(0.38)	12.88	(27.26)	1.33		1.28		0.28		82	30
SERIES NAV
06-30-2013[3]	19.46	0.04	2.38	2.42	—	—	—	—	21.88	12.44 [4]	1.08	[5]	1.02	[5]	0.34	[5]	228	6
12-31-2012	16.76	0.27	2.48	2.75	(0.05)	—	—	(0.05)	19.46	16.41	1.08		1.02		1.49		216	5
12-31-2011	17.03	0.08	(0.24)	(0.16)	(0.11)	—	—	(0.11)	16.76	(0.94)	1.08		1.02		0.44		203	6
12-31-2010	14.23	0.10	2.92	3.02	(0.22)	—	—	(0.22)	17.03	21.39	1.08		1.02		0.66		215	9
12-31-2009	12.94	0.08	3.00	3.08	(0.06)	(1.73)	—	(1.79)	14.23	27.82	1.08		1.03		0.68		205	11	[6]
12-31-2008	18.21	0.09	(4.92)	(4.83)	(0.14)	(0.30)	—	(0.44)	12.94	(27.04)	1.08		1.03		0.58		283	30
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Smaller Company Growth Trust
SERIES I
06-30-2013[3]	17.38	(0.02)	2.82	2.80	—	—	—	—	20.18	16.11	[4]	1.23	[5]	1.07	[5]	(0.20)[5]	81	43
12-31-2012	16.34	(0.02)	2.60	2.58	—	(1.54)	—	(1.54)	17.38	16.22		1.18		1.03		(0.11)	75	80
12-31-2011	17.59	(0.10)	(1.15)	(1.25)	—	—	—	—	16.34	(7.11)		1.17		1.05		(0.57)	78	89
12-31-2010	14.30	(0.08)	3.61	3.53	—	(0.24)	—	(0.24)	17.59	25.04		1.16		1.04		(0.53)	101	79
12-31-2009[6]	13.59	— [7]	0.71	0.71	—	—	—	—	14.30	5.22	[4]	1.12	[5]	1.01	[5]	(0.26)[5]	95	95	[8]
SERIES II
06-30-2013[3]	17.26	(0.04)	2.80	2.76	—	—	—	—	20.02	15.99	[4]	1.43	[5]	1.27	[5]	(0.39)[5]	18	43
12-31-2012	16.27	(0.06)	2.59	2.53	—	(1.54)	—	(1.54)	17.26	15.98		1.38		1.23		(0.33)	17	80
12-31-2011	17.55	(0.13)	(1.15)	(1.28)	—	—	—	—	16.27	(7.29)		1.37		1.25		(0.77)	20	89
12-31-2010	14.29	(0.11)	3.61	3.50	—	(0.24)	—	(0.24)	17.55	24.85		1.36		1.24		(0.72)	26	79
12-31-2009[6]	13.59	(0.01)	0.71	0.70	—	—	—	—	14.29	5.15	[4]	1.32	[5]	1.21	[5]	(0.46)[5]	24	95	[8]
SERIES NAV
06-30-2013[3]	17.41	(0.01)	2.82	2.81	—	—	—	—	20.22	16.14	[4]	1.18	[5]	1.02	[5]	(0.16)[5]	129	43
12-31-2012	16.36	(0.01)	2.60	2.59	—	(1.54)	—	(1.54)	17.41	16.27		1.13		0.98		(0.04)	118	80
12-31-2011	17.60	(0.09)	(1.15)	(1.24)	—	—	—	—	16.36	(7.05)		1.13		1.00		(0.52)	113	89
12-31-2010	14.30	(0.07)	3.61	3.54	—	(0.24)	—	(0.24)	17.60	25.12		1.11		0.99		(0.48)	123	79
12-31-2009	10.61	(0.06)[7]	3.75	3.69	—	—	—	—	14.30	34.78		1.34		1.23		(0.51)	114	95	[8]
12-31-2008[6]	12.50	(0.01)	(1.88)	(1.89)	—	—	—	—	10.61	(15.12)[4]		1.30	[5]	1.18	[5]	(0.30)[5]	93	16
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception dates for Series I, Series II and Series NAV shares are 11-16-09, 11-16-09 and 10-7-08, respectively. 7. Less than $0.005 per share. 8. Excludes merger activity.

Strategic Equity Allocation Trust
SERIES NAV
06-30-2013[3]	13.27	0.15	1.29	1.44	—	—	—	—	14.71	10.85	[4]	0.66	[5]	0.48	[5]	2.16 [5]	8,051	3
12-31-2012[6]	12.50	0.20	0.70	0.90	(0.13)	—	—	(0.13)	13.27	7.26		0.67		0.49		2.22	8,003	10
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 4-16-13 (commencement of operations) to 12-31-12.

Total Stock Market Index Trust
SERIES I
06-30-2013[3]	13.15	0.11	1.76	1.87	—	—	—	—	15.02	14.22	[4]	0.57	[5]	0.57	[5]	1.46 [5]	357	—	[6]
12-31-2012	11.59	0.21	1.58	1.79	(0.20)	(0.03)	—	(0.23)	13.15	15.50		0.57		0.57		1.65	295	6
12-31-2011	11.71	0.19	(0.16)	0.03	(0.15)	—	—	(0.15)	11.59	0.28		0.57		0.57		1.62	261	2
12-31-2010	10.12	0.15	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.20		0.57		0.57		1.41	268	5
12-31-2009	7.97	0.14	2.15	2.29	(0.14)	—	—	(0.14)	10.12	28.87		0.57		0.57		1.66	233	9
12-31-2008	12.98	0.17	(4.99)	(4.82)	(0.17)	(0.02)	—	(0.19)	7.97	(37.20)		0.58		0.58		1.59	182	5
SERIES II
06-30-2013[3]	13.12	0.09	1.76	1.85	—	—	—	—	14.97	14.10	[4]	0.77	[5]	0.77	[5]	1.26 [5]	41	—	[6]
12-31-2012	11.57	0.18	1.57	1.75	(0.17)	(0.03)	—	(0.20)	13.12	15.22		0.77		0.77		1.44	41	6
12-31-2011	11.68	0.17	(0.15)	0.02	(0.13)	—	—	(0.13)	11.57	0.16		0.77		0.77		1.41	40	2
12-31-2010	10.10	0.13	1.57	1.70	(0.12)	—	—	(0.12)	11.68	16.89		0.77		0.77		1.20	48	5
12-31-2009	7.96	0.13	2.13	2.26	(0.12)	—	—	(0.12)	10.10	28.52		0.77		0.77		1.47	50	9
12-31-2008	12.94	0.14	(4.95)	(4.81)	(0.15)	(0.02)	—	(0.17)	7.96	(37.29)		0.78		0.78		1.36	44	5
SERIES NAV
06-30-2013[3]	13.15	0.11	1.75	1.86	—	—	—	—	15.01	14.14	[4]	0.52	[5]	0.52	[5]	1.52 [5]	76	—	[6]
12-31-2012	11.59	0.22	1.57	1.79	(0.20)	(0.03)	—	(0.23)	13.15	15.56		0.52		0.52		1.71	66	6
12-31-2011	11.71	0.20	(0.16)	0.04	(0.16)	—	—	(0.16)	11.59	0.33		0.52		0.52		1.66	62	2
12-31-2010	10.12	0.15	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.26		0.52		0.52		1.45	73	5
12-31-2009	7.97	0.15	2.15	2.30	(0.15)	—	—	(0.15)	10.12	28.93		0.52		0.52		1.72	72	9
12-31-2008	12.98	0.17	(4.98)	(4.81)	(0.18)	(0.02)	—	(0.20)	7.97	(37.15)		0.53		0.53		1.61	68	5
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than 1%.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
U.S. Equity Trust
SERIES I
06-30-2013[3]	14.03	0.12		1.86	1.98	—	—	—	—	16.01	14.11	[4]	0.82	[5]	0.82	[5]	1.50	[5]	137	14
12-31-2012[6]	13.85	0.16		0.22	0.38	(0.20)	—	—	(0.20)	14.03	2.77	[4]	0.84	[5]	0.84	[5]	1.70	[5]	129	44	[7,8]
SERIES II
06-30-2013[3]	14.03	0.10		1.87	1.97	—	—	—	—	16.00	14.04	[4]	1.02	[5]	1.02	[5]	1.29	[5]	9	14
12-31-2012[6]	13.85	0.14		0.22	0.36	(0.18)	—	—	(0.18)	14.03	2.60	[4]	1.04	[5]	1.04	[5]	1.50	[5]	8	44	[7,8]
SERIES NAV
06-30-2013[3]	14.03	0.12		1.86	1.98	—	—	—	—	16.01	14.11	[4]	0.77	[5]	0.77	[5]	1.55	[5]	789	14
12-31-2012	12.65	0.22		1.37	1.59	(0.21)	—	—	(0.21)	14.03	12.56		0.79		0.79		1.63		791	44	[7]
12-31-2011	11.89	0.19		0.77	0.96	(0.20)	—	—	(0.20)	12.65	8.13		0.79		0.79		1.55		772	35
12-31-2010	11.18	0.15		0.73	0.88	(0.17)	—	—	(0.17)	11.89	7.92		0.79		0.79		1.34		809	66
12-31-2009	9.45	0.16		1.71	1.87	(0.14)	—	—	(0.14)	11.18	19.94		0.80		0.80		1.61		968	33
12-31-2008	13.38	0.16		(3.81)	(3.65)	(0.28)	—	—	(0.28)	9.45	(27.30)		0.81		0.80		1.34		507	77
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 4-30-12. 7. Excludes merger activity. 8. Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

Utilities Trust
SERIES I
06-30-2013[3]	13.06	0.32		0.94	1.26	—	—	—	—	14.32	9.65	[4]	0.96	[5]	0.95	[5]	4.63	[5]	415	33
12-31-2012	11.92	0.40		1.21	1.61	(0.47)	—	—	(0.47)	13.06	13.65		0.97		0.97		3.17		141	52
12-31-2011	11.62	0.46		0.30	0.76	(0.46)	—	—	(0.46)	11.92	6.65		0.97		0.97		3.77		128	51
12-31-2010	10.42	0.36		1.10	1.46	(0.26)	—	—	(0.26)	11.62	14.03		0.95		0.95		3.39		116	56
12-31-2009	8.16	0.35	[6]	2.35	2.70	(0.44)	—	—	(0.44)	10.42	33.64		0.95		0.95		3.94	[6]	114	70
12-31-2008	14.34	0.30		(5.67)	(5.37)	(0.35)	(0.46)	—	(0.81)	8.16	(38.64)		1.02		1.02		2.49		94	68
SERIES II
06-30-2013[3]	12.96	0.24		1.00	1.24	—	—	—	—	14.20	9.57	[4]	1.16	[5]	1.15	[5]	3.39	[5]	25	33
12-31-2012	11.84	0.37		1.19	1.56	(0.44)	—	—	(0.44)	12.96	13.36		1.17		1.17		2.95		25	52
12-31-2011	11.53	0.43		0.32	0.75	(0.44)	—	—	(0.44)	11.84	6.58		1.17		1.17		3.59		30	51
12-31-2010	10.35	0.34		1.08	1.42	(0.24)	—	—	(0.24)	11.53	13.73		1.15		1.15		3.19		32	56
12-31-2009	8.11	0.33	[6]	2.33	2.66	(0.42)	—	—	(0.42)	10.35	33.34		1.15		1.15		3.75	[6]	34	70
12-31-2008	14.23	0.27		(5.61)	(5.34)	(0.32)	(0.46)	—	(0.78)	8.11	(38.73)		1.22		1.22		2.23		30	68
SERIES NAV
06-30-2013[3]	13.04	0.26		1.01	1.27	—	—	—	—	14.31	9.74	[4]	0.91	[5]	0.90	[5]	3.67	[5]	30	33
12-31-2012	11.91	0.39		1.21	1.60	(0.47)	—	—	(0.47)	13.04	13.64		0.92		0.92		3.14		27	52
12-31-2011	11.60	0.46		0.32	0.78	(0.47)	—	—	(0.47)	11.91	6.80		0.92		0.92		3.82		36	51
12-31-2010	10.41	0.37		1.09	1.46	(0.27)	—	—	(0.27)	11.60	14.00		0.90		0.90		3.49		29	56
12-31-2009	8.16	0.36	[6]	2.34	2.70	(0.45)	—	—	(0.45)	10.41	33.58		0.90		0.90		4.03	[6]	21	70
12-31-2008	14.32	0.31		(5.66)	(5.35)	(0.35)	(0.46)	—	(0.81)	8.16	(38.50)		0.97		0.97		2.62		15	68
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the portfolio which amounted to $0.13, $0.12 and $0.13 for Series I, Series II and Series NAV. The percentage of average net assets was 1.41% for all series.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Value Trust
SERIES I
06-30-2013[3]	19.31	0.08	3.14	3.22	—	—	—	—	22.53	16.68	[4]	0.80	[5]	0.80	[5]	0.74	[5]	468	23
12-31-2012	16.58	0.20	2.68	2.88	(0.15)	—	—	(0.15)	19.31	17.42		0.82		0.81		1.11		409	24
12-31-2011	16.61	0.16	— [6]	0.16	(0.19)	—	—	(0.19)	16.58	0.98		0.83		0.83		0.93		197	28
12-31-2010	13.72	0.14	2.90	3.04	(0.15)	—	—	(0.15)	16.61	22.22		0.83		0.83		0.94		218	43
12-31-2009	9.84	0.14	3.89	4.03	(0.15)	—	—	(0.15)	13.72	41.18		0.84		0.84		1.29		191	70
12-31-2008	17.36	0.16	(7.09)	(6.93)	(0.16)	(0.43)	—	(0.59)	9.84	(40.87)		0.85		0.85		1.09		133	50
SERIES II
06-30-2013[3]	19.26	0.06	3.12	3.18	—	—	—	—	22.44	16.51	[4]	1.00	[5]	1.00	[5]	0.53	[5]	33	23
12-31-2012	16.54	0.16	2.68	2.84	(0.12)	—	—	(0.12)	19.26	17.18		1.02		1.01		0.87		30	24
12-31-2011	16.56	0.12	0.01	0.13	(0.15)	—	—	(0.15)	16.54	0.84		1.03		1.03		0.73		30	28
12-31-2010	13.68	0.11	2.89	3.00	(0.12)	—	—	(0.12)	16.56	21.96		1.03		1.03		0.73		35	43
12-31-2009	9.82	0.12	3.87	3.99	(0.13)	—	—	(0.13)	13.68	40.79		1.04		1.04		1.10		32	70
12-31-2008	17.29	0.13	(7.05)	(6.92)	(0.12)	(0.43)	—	(0.55)	9.82	(40.96)		1.05		1.05		0.88		27	50
SERIES NAV
06-30-2013[3]	19.29	0.08	3.14	3.22	—	—	—	—	22.51	16.69	[4]	0.75	[5]	0.75	[5]	0.79	[5]	28	23
12-31-2012	16.56	0.21	2.68	2.89	(0.16)	—	—	(0.16)	19.29	17.50		0.77		0.76		1.14		24	24
12-31-2011	16.59	0.16	0.01	0.17	(0.20)	—	—	(0.20)	16.56	1.03		0.78		0.78		0.98		18	28
12-31-2010	13.70	0.14	2.91	3.05	(0.16)	—	—	(0.16)	16.59	22.31		0.78		0.78		0.98		22	43
12-31-2009	9.83	0.15	3.88	4.03	(0.16)	—	—	(0.16)	13.70	41.19		0.79		0.79		1.33		17	70
12-31-2008	17.35	0.17	(7.09)	(6.92)	(0.17)	(0.43)	—	(0.60)	9.83	(40.84)		0.80		0.80		1.20		9	50
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company with multiple investment series (the portfolios), sixty of which are presented in this report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series (collectively, the Lifestyle PS Series), Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust and Global Diversification Trust, operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

The portfolios may offer up to four classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by a specific portfolio are shown on the Statements of Assets and Liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Equity securities held by the portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The portfolios may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2013, for American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust, Global Diversification Trust, Growth Equity Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Small Company Growth Trust, Small Company Value Trust, and U.S. Equity Trust, all investments are categorized as Level 1 under the hierarchy described above.

For All Cap Core Trust, all investments are categorized as Level 1 under the hierarchy described above, including futures contracts.

For Real Estate Securities Trust and Small Cap Value Trust, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements which are categorized as Level 2.

For 500 Index Trust B and Mid Cap Index Trust all investments and futures contracts are categorized as Level 1 except for repurchase agreements and/or short-term discount notes which are categorized as Level 2.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2013, by major security category type:

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
All Cap Value Trust
Common Stocks
Consumer Discretionary	$75,376,387	$75,376,387	—	—
Consumer Staples	27,904,581	27,904,581	—	—
Energy	48,446,477	48,446,477	—	—
Financials	134,670,049	134,670,049	—	—
Health Care	107,602,006	97,439,746	$10,162,260	—
Industrials	33,483,357	33,483,357	—	—
Information Technology	41,535,628	41,535,628	—	—
Materials	10,995,259	10,995,259	—	—
Telecommunication Services	15,573,090	15,573,090	—	—
Utilities	15,110,863	15,110,863	—	—
Securities Lending Collateral	40,155,158	40,155,158	—	—
Total Investments in Securities	$550,852,855	$540,690,595	$10,162,260	—

Alpha Opportunities Trust
Common Stocks
Consumer Discretionary	$150,683,663	$132,513,337	$18,170,326	—
Consumer Staples	45,824,078	34,900,101	10,923,977	—
Energy	76,740,366	65,924,275	10,816,091	—
Financials	120,074,847	109,125,149	10,949,698	—
Health Care	122,904,690	99,371,612	23,533,078	—
Industrials	122,370,521	107,738,436	14,632,085	—
Information Technology	169,012,068	164,428,904	4,583,164	—
Materials	43,190,588	41,359,063	1,685,317	$146,208
Telecommunication Services	4,295,763	4,295,763	—	—
Utilities	10,805,032	10,805,032	—	—
Preferred Securities
Consumer Discretionary	1,315,391	—	1,315,391	—
Warrants	1,169,421	—	1,169,421	—
Securities Lending Collateral	66,979,313	66,979,313	—	—
Short-Term Investments	26,600,000	—	26,600,000	—
Total Investments in Securities	$961,965,741	$837,440,985	$124,378,548	$146,208

Blue Chip Growth Trust
Common Stocks
Consumer Discretionary	$446,893,782	$446,893,782	—	—
Consumer Staples	69,099,444	69,099,444	—	—
Energy	81,029,109	81,029,109	—	—
Financials	153,719,915	153,719,915	—	—
Health Care	236,771,195	236,510,942	$260,253	—
Industrials	253,512,779	253,512,779	—	—
Information Technology	400,233,796	388,356,015	11,877,781	—
Materials	80,773,034	80,773,034	—	—
Telecommunication Services	35,234,136	35,234,136	—	—
Securities Lending Collateral	118,565,538	118,565,538	—	—
Short-Term Investments	11,616,795	11,616,795	—	—
Total Investments in Securities	$1,887,449,523	$1,875,311,489	$12,138,034	—

Capital Appreciation Trust
Common Stocks
Consumer Discretionary	$248,267,171	$216,271,431	$31,995,740	—
Consumer Staples	92,504,507	92,504,507	—	—
Energy	36,860,849	36,860,849	—	—
Financials	26,382,464	26,382,464	—	—
Health Care	202,706,069	202,706,069	—	—
Industrials	97,600,412	91,410,486	6,189,926	—
Information Technology	299,997,624	299,997,624	—	—
Materials	26,923,889	26,923,889	—	—
Telecommunication Services	16,225,357	16,225,357	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Trust (continued)
Securities Lending Collateral	$70,517,118	$70,517,118	—	—
Short-Term Investments	3,865,001	3,865,001	—	—
Total Investments in Securities	$1,121,850,461	$1,083,664,795	$38,185,666	—

Capital Appreciation Value Trust
Common Stocks
Consumer Discretionary	$32,840,620	$32,840,620	—	—
Consumer Staples	25,250,797	21,107,365	$4,143,432	—
Energy	8,811,068	8,811,068	—	—
Financials	39,146,071	39,146,071	—	—
Health Care	30,242,193	30,242,193	—	—
Industrials	29,732,560	29,732,560	—	—
Information Technology	34,880,719	34,880,719	—	—
Utilities	7,961,385	7,961,385	—	—
Preferred Securities
Consumer Staples	405,125	—	405,125	—
Financials	2,228,407	2,228,407	—	—
Utilities	354,000	354,000	—	—
Corporate Bonds	56,639,604	—	56,639,604	—
Convertible Bonds	1,547,091	—	1,547,091	—
Term Loans	23,143,378	—	23,143,378	—
Collateralized Mortgage Obligations	16,845,573	—	16,845,573	—
Asset Backed Securities	2,312,986	—	2,312,986	—
Securities Lending Collateral	11,941,822	11,941,822	—	—
Short-Term Investments	31,604,140	29,564,140	2,040,000	—
Total Investments in Securities	$355,887,539	$248,810,350	$107,077,189	—
Other Financial Instruments
Written Options	($1,147,872)	($799,302)	($348,570)	—

Core Allocation Plus Trust
Common Stocks
Consumer Discretionary	$19,801,532	$14,960,632	$4,840,900	—
Consumer Staples	8,213,748	6,811,441	1,402,307	—
Energy	9,195,246	8,914,794	280,452	—
Financials	19,547,016	13,828,940	5,718,076	—
Health Care	21,811,068	17,946,610	3,864,458	—
Industrials	13,572,204	9,409,101	4,163,103	—
Information Technology	21,851,865	20,712,726	1,139,139	—
Materials	4,440,171	3,358,217	1,081,954	—
Telecommunication Services	1,525,886	1,069,442	456,444	—
Utilities	2,405,404	1,926,140	479,264	—
U.S. Government & Agency Obligations	21,892,063	—	21,892,063	—
Foreign Government Obligations	588,177	—	588,177	—
Corporate Bonds	22,047,567	—	22,047,567	—
Capital Preferred Securities	106,781	—	106,781	—
Municipal Bonds	1,529,877	—	1,529,877	—
Collateralized Mortgage Obligations	3,593,383	—	3,593,383	—
Asset Backed Securities	1,059,621	—	1,059,621	—
Preferred Securities	139,250	139,250	—	—
Convertible Bonds	20,721	—	20,721	—
Investment Companies	256,015	256,015	—	—
Rights	1,691	1,691	—	—
Securities Lending Collateral	6,109,501	6,109,501	—	—
Short-Term Investments	14,300,000	—	14,300,000	—
Total Investments in Securities	$194,008,787	$105,444,500	$88,564,287	—
Other Financial Instruments
Futures	($287,441)	($287,441)	—	—
Forward Foreign Currency Contracts	$538	—	$538	—
Credit Default Swaps	$160,176	—	$160,176	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Disciplined Diversification Trust
Common Stocks
Consumer Discretionary	$22,860,863	$15,778,101	$7,082,762	—
Consumer Staples	14,590,487	9,655,126	4,923,736	$11,625
Energy	15,666,425	13,085,120	2,580,435	870
Financials	32,683,544	20,187,213	12,496,331	—
Health Care	16,487,509	13,593,492	2,893,319	698
Industrials	22,433,681	13,733,234	8,692,536	7,911
Information Technology	21,171,027	17,166,349	4,004,678	—
Materials	10,852,605	6,279,238	4,569,349	4,018
Telecommunication Services	5,483,041	3,875,065	1,607,976	—
Utilities	5,267,839	3,479,441	1,788,398	—
Preferred Securities
Consumer Discretionary	84,029	23,456	60,573	—
Consumer Staples	17,062	17,062	—	—
Financials	41,132	41,132	—	—
Health Care	50	—	50	—
Industrials	21,367	21,367	—	—
Materials	62,466	62,466	—	—
Telecommunication Services	9,495	9,495	—	—
Utilities	21,915	21,915	—	—
U.S. Government & Agency Obligations	67,331,015	—	67,331,015	—
Warrants	29	16	13	—
Rights	3,991	3,983	6	2
Securities Lending Collateral	11,954,666	11,954,666	—	—
Short-Term Investments	598,617	598,617	—	—
Total Investments in Securities	$247,642,855	$129,586,554	$118,031,177	$25,124

Emerging Markets Value Trust
Common Stocks
Australia	$233,790	—	$233,790	—
Brazil	67,965,585	$67,965,585	—	—
Chile	21,142,466	21,142,466	—	—
China	96,925,074	14,667,322	82,044,122	$213,630
Colombia	979,924	979,924	—	—
Czech Republic	4,046,892	—	4,046,892	—
Hong Kong	44,766,123	2,817,847	41,884,130	64,146
Hungary	6,424,960	—	6,424,960	—
India	70,515,816	2,263,314	67,099,863	1,152,639
Indonesia	34,481,764	—	33,702,484	779,280
Israel	162,057	—	162,057	—
Malaysia	48,614,604	—	48,614,604	—
Mexico	76,315,250	76,315,250	—	—
Philippines	11,553,254	—	11,553,254	—
Poland	17,505,673	—	17,505,673	—
Russia	46,498,101	—	46,498,101	—
South Africa	66,709,134	8,691,100	58,018,034	—
South Korea	151,658,969	33,611,178	117,979,822	67,969
Taiwan	150,841,455	3,129,432	147,712,023	—
Thailand	35,765,047	—	35,765,047	—
Turkey	23,383,517	—	23,377,545	5,972
Preferred Securities
Brazil	13,822,331	13,822,331	—	—
Colombia	479,165	479,165	—	—
Corporate Bonds
Malaysia	6	—	—	6
Rights	58	58	—	—
Warrants	70,795	29,344	41,451	—
Securities Lending Collateral	59,046,161	59,046,161	—	—
Short-Term Investments	195,721	195,721	—	—
Total Investments in Securities	$1,050,103,692	$305,156,198	$742,663,852	$2,283,642

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity-Income Trust
Common Stocks
Consumer Discretionary	$209,915,120	$204,710,663	$5,204,457	—
Consumer Staples	104,171,450	104,171,450	—	—
Energy	285,961,706	285,961,706	—	—
Financials	424,157,867	424,157,867	—	—
Health Care	128,958,727	128,958,727	—	—
Industrials	284,313,214	284,313,214	—	—
Information Technology	187,940,002	187,940,002	—	—
Materials	88,275,679	88,275,679	—	—
Telecommunication Services	73,798,566	61,668,935	12,129,631	—
Utilities	114,525,117	114,525,117	—	—
Preferred Securities
Consumer Discretionary	12,516,784	12,516,784	—	—
Financials	1,007,448	1,007,448	—	—
Securities Lending Collateral	178,548,890	178,548,890	—	—
Short-Term Investments	115,760,585	115,760,585	—	—
Total Investments in Securities	$2,209,851,155	$2,192,517,067	$17,334,088	—

Financial Services Trust
Common Stocks
Consumer Discretionary	$2,548,146	$2,548,146	—	—
Consumer Staples	4,987,811	4,987,811	—	—
Energy	4,398,952	4,398,952	—	—
Financials	132,543,389	115,547,105	$14,074,533	$2,921,751
Information Technology	13,582,481	13,582,481	—	—
Units
Financials	209,841	209,841	—	—
Securities Lending Collateral	75,248	75,248	—	—
Commercial Paper	6,882,115	—	6,882,115	—
Total Investments in Securities	$165,227,983	$141,349,584	$20,956,648	$2,921,751

Fundamental All Cap Core Trust
Common Stocks
Consumer Discretionary	$294,349,704	$294,349,704	—	—
Consumer Staples	71,535,353	17,816,504	$53,718,849	—
Energy	130,828,203	130,828,203	—	—
Financials	338,950,613	338,950,613	—	—
Health Care	44,945,536	44,945,536	—	—
Industrials	118,686,176	118,686,176	—	—
Information Technology	412,299,157	412,299,157	—	—
Short-Term Investments	17,997,000	—	17,997,000	—
Total Investments in Securities	$1,429,591,742	$1,357,875,893	$71,715,849	—

Fundamental Large Cap Value Trust
Common Stocks
Consumer Discretionary	$64,120,653	$55,818,141	$8,302,512	—
Consumer Staples	61,544,864	34,885,128	26,659,736	—
Energy	72,196,228	72,196,228	—	—
Financials	171,826,742	171,826,742	—	—
Health Care	33,653,382	33,653,382	—	—
Industrials	56,841,218	56,841,218	—	—
Information Technology	91,759,326	91,759,326	—	—
Short-Term Investments	9,471,000	—	9,471,000	—
Total Investments in Securities	$561,413,413	$516,980,165	$44,433,248	—

Fundamental Value Trust
Common Stocks
Consumer Discretionary	$149,265,113	$143,099,074	$6,166,039	—
Consumer Staples	230,331,228	212,247,279	18,083,949	—
Energy	114,370,284	114,370,284	—	—
Financials	582,931,462	530,508,090	52,423,372	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Value Trust (continued)
Health Care	$91,317,400	$91,317,400	—	—
Industrials	72,970,460	35,741,024	$37,229,436	—
Information Technology	164,909,478	164,909,478	—	—
Materials	88,309,244	88,309,244	—	—
Telecommunication Services	2,705,700	2,705,700	—	—
Corporate Bonds
Materials	307,112	—	307,112	—
Units
Financials	531,779	531,779	—	—
Securities Lending Collateral	25,401,636	25,401,636	—	—
Short-Term Investments	16,553,055	—	16,553,055	—
Total Investments in Securities	$1,539,903,951	$1,409,140,988	$130,762,963	—

Global Trust
Common Stocks
Brazil	$6,367,971	$6,367,971	—	—
Canada	9,828,202	9,828,202	—	—
China	3,398,736	2,519,400	$879,336	—
Denmark	1,501,227	—	1,501,227	—
France	64,848,587	—	64,848,587	—
Germany	28,975,561	—	28,975,561	—
Hong Kong	1,948,278	—	1,948,278	—
India	3,181,635	3,181,635	—	—
Ireland	14,663,885	6,110,460	8,553,425	—
Italy	19,276,349	—	19,276,349	—
Japan	25,384,088	—	25,384,088	—
Netherlands	38,133,206	—	38,133,206	—
Portugal	7,516,606	—	7,516,606	—
Singapore	17,224,151	4,817,066	12,407,085	—
South Korea	21,080,536	5,848,606	15,231,930	—
Spain	5,651,113	—	5,651,113	—
Sweden	6,836,934	—	6,836,934	—
Switzerland	40,760,019	10,448,364	30,311,655	—
Turkey	5,492,933	5,492,933	—	—
United Kingdom	67,324,797	—	67,324,797	—
United States	215,807,017	215,807,017	—	—
Securities Lending Collateral	9,434,618	9,434,618	—	—
Short-Term Investments	14,000,000	—	14,000,000	—
Total Investments in Securities	$628,636,449	$279,856,272	$348,780,177	—

Health Sciences Trust
Common Stocks
Consumer Staples	$787,677	$430,937	$356,740	—
Financials	234,016	234,016	—	—
Health Care	208,655,213	192,017,500	16,637,713	—
Industrials	2,174,012	2,174,012	—	—
Information Technology	1,648,088	1,648,088	—	—
Materials	474,240	474,240	—	—
Preferred Securities
Health Care	122,507	—	—	$122,507
Information Technology	168,800	—	—	168,800
Convertible Bonds
Health Care	131,067	—	131,067	—
Rights	20,325	20,325	—	—
Warrants	11,978	—	11,978	—
Short-Term Investments	4,669,738	4,669,738	—	—
Total Investments in Securities	$219,097,661	$201,668,856	$17,137,498	$291,307
Other Financial Instruments
Written Options	($641,992)	($641,992)	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Heritage Trust
Common Stocks
Consumer Discretionary	$36,348,621	$36,348,621	—	—
Consumer Staples	11,321,549	11,321,549	—	—
Energy	5,738,682	5,738,682	—	—
Financials	11,160,062	11,160,062	—	—
Health Care	18,656,304	15,722,731	$2,933,573	—
Industrials	25,379,416	25,379,416	—	—
Information Technology	24,374,150	23,536,336	837,814	—
Materials	7,859,548	7,859,548	—	—
Telecommunication Services	4,081,702	4,081,702	—	—
Securities Lending Collateral	20,363,391	20,363,391	—	—
Short-Term Investments	1,113,547	1,113,547	—	—
Total Investments in Securities	$166,396,972	$162,625,585	$3,771,387	—
Other Financial Instruments
Forward Foreign Currency Contracts	$15,142	—	$15,142	—

International Core Trust
Common Stocks
Australia	$39,045,796	—	$39,045,796	—
Austria	5,051,134	—	5,051,134	—
Belgium	9,209,237	—	9,209,237	—
Canada	14,101,116	$14,101,116	—	—
China	1,080,902	—	1,080,902	—
Denmark	791,685	—	791,685	—
Finland	5,966,285	—	5,966,285	—
France	84,583,967	—	84,583,967	—
Germany	45,490,988	—	45,490,988	—
Greece	2,280,710	—	2,280,710	—
Hong Kong	9,277,879	—	9,277,879	—
Ireland	1,842,659	—	1,842,659	—
Israel	485,481	—	485,481	—
Italy	35,109,753	—	35,109,753	—
Japan	179,266,514	—	179,266,514	—
Macau	678,151	—	678,151	—
Netherlands	32,202,786	—	32,202,786	—
New Zealand	4,013,811	—	4,013,811	—
Norway	2,419,081	—	2,419,081	—
Portugal	2,706,570	—	2,706,570	—
Singapore	8,417,491	—	8,417,491	—
Spain	54,214,890	—	54,214,890	—
Sweden	6,719,247	—	6,719,247	—
Switzerland	17,111,794	—	17,111,794	—
United Kingdom	143,245,098	—	143,245,098	—
Preferred Securities
Germany	6,849,947	—	6,849,947	—
Rights	100,681	100,681	—	—
Securities Lending Collateral	24,997,927	24,997,927	—	—
Short-Term Investments	19,883,950	19,883,950	—	—
Total Investments in Securities	$757,145,530	$59,083,674	$698,061,856	—
Other Financial Instruments
Futures	($379,123)	($373,506)	($5,617)	—
Forward Foreign Currency Contracts	$1,556,815	—	$1,556,815	—

International Equity Index Trust B
Common Stocks
Australia	$33,295,980	—	$33,295,980	—
Austria	1,071,507	—	1,071,507	—
Belgium	4,871,289	—	4,871,289	—
Brazil	7,247,644	$7,247,644	—	—
Canada	42,889,884	42,889,884	—	—
Chile	2,014,592	2,014,592	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust B (continued)
China	$17,401,751	—	$17,401,751	—
Colombia	1,596,593	$1,596,593	—	—
Czech Republic	323,859	—	323,859	—
Denmark	4,829,582	—	4,829,582	—
Egypt	166,831	—	166,831	—
Finland	3,216,151	—	3,216,151	—
France	39,162,233	7,668	39,154,565	—
Germany	33,402,930	—	33,402,930	—
Greece	67,939	—	67,939	—
Guernsey, Channel Islands	242,062	—	242,062	—
Hong Kong	17,944,784	—	17,944,784	—
Hungary	329,248	—	329,248	—
India	8,162,001	5,151,836	3,010,165	—
Indonesia	4,219,682	8,165	4,211,517	—
Ireland	2,834,813	102,139	2,732,674	—
Israel	2,306,095	—	2,306,095	—
Italy	8,007,832	—	8,007,832	—
Japan	95,698,192	—	95,698,192	—
Jersey, Channel Islands	220,139	—	220,139	—
Luxembourg	1,405,189	—	1,405,189	—
Macau	618,114	—	618,114	—
Malaysia	5,182,633	—	5,182,633	—
Mexico	7,043,044	6,942,028	101,016	—
Netherlands	19,006,917	—	19,006,917	—
New Zealand	431,497	—	431,497	—
Norway	3,442,408	—	3,442,408	—
Peru	467,392	467,392	—	—
Philippines	1,048,846	—	1,048,846	—
Poland	1,819,647	—	1,819,647	—
Portugal	686,572	—	686,572	—
Russia	7,577,282	4,718,537	2,858,745	—
Singapore	7,042,916	—	7,042,916	—
South Africa	9,246,146	—	9,246,146	—
South Korea	18,199,744	170,583	18,029,161	—
Spain	11,692,791	—	11,692,791	—
Sweden	13,060,356	—	13,060,356	—
Switzerland	42,547,046	—	42,547,046	—
Taiwan	11,760,297	—	11,760,297	—
Thailand	3,423,745	—	3,423,745	—
Turkey	2,649,676	—	2,649,676	—
Ukraine	26,593	—	26,593	—
United Kingdom	80,479,497	—	80,479,497	—
United States	1,733,808	1,733,808	—	—
Preferred Securities
Brazil	6,847,937	6,847,937	—	—
Germany	2,457,008	—	2,457,008	—
South Korea	862,842	—	862,842	—
Rights	19,060	18,782	278	—
Securities Lending Collateral	37,552,477	37,552,477	—	—
Short-Term Investments	6,002,486	6,002,486	—	—
Total Investments in Securities	$635,857,579	$123,472,551	$512,385,028	—
Other Financial Instruments:
Futures	($105,355)	($105,355)	—	—

International Growth Stock Trust
Common Stocks
Australia	$18,898,527	—	$18,898,527	—
Belgium	7,802,234	—	7,802,234	—
Brazil	13,354,358	$13,354,358	—	—
Canada	41,620,416	41,620,416	—	—
China	21,694,562	9,095,393	12,599,169	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Trust (continued)
Denmark	$4,343,216	—	$4,343,216	—
France	23,480,659	—	23,480,659	—
Germany	40,242,433	—	40,242,433	—
Hong Kong	20,549,445	—	20,549,445	—
Ireland	5,144,359	—	5,144,359	—
Israel	8,787,425	$8,787,425	—	—
Japan	27,537,225	—	27,537,225	—
Mexico	12,546,555	12,546,555	—	—
Netherlands	13,692,283	—	13,692,283	—
Russia	664,985	—	664,985	—
Singapore	17,544,012	7,216,732	10,327,280	—
South Korea	17,194,138	—	17,194,138	—
Spain	8,073,801	—	8,073,801	—
Sweden	22,008,364	—	22,008,364	—
Switzerland	50,634,046	—	50,634,046	—
Taiwan	5,696,302	—	5,696,302	—
Turkey	4,643,255	—	4,643,255	—
United Kingdom	80,798,468	—	80,798,468	—
Preferred Securities
Germany	5,268,827	—	5,268,827	—
Short-Term Investments	30,460,639	30,460,639	—	—
Total Investments in Securities	$502,680,534	$123,081,518	$379,599,016	—

International Small Company Trust
Common Stocks
Australia	$4,303,180	$26,205	$4,270,039	$6,936
Austria	988,018	—	988,018	—
Bahamas	11,313	—	11,313	—
Belgium	1,185,802	—	1,185,779	23
Bermuda	453,605	—	453,605	—
Canada	7,823,448	7,814,710	7,898	840
Cayman Islands	10,290	10,290	—	—
China	49,309	—	49,309	—
Cyprus	28,993	—	28,993	—
Denmark	1,093,542	—	1,093,542	—
Finland	2,332,378	—	2,332,378	—
France	3,772,248	—	3,772,248	—
Germany	4,331,035	—	4,331,035	—
Gibraltar	154,022	—	154,022	—
Greece	800,435	—	800,259	176
Guernsey, Channel Islands	3,975	3,975	—	—
Hong Kong	2,357,566	—	2,326,684	30,882
Ireland	1,620,977	—	1,620,977	—
Isle of Man	11,942	—	11,942	—
Israel	591,258	—	591,258	—
Italy	2,755,569	—	2,755,569	—
Japan	21,983,879	—	21,921,790	62,089
Jersey, Channel Islands	64,329	—	64,329	—
Liechtenstein	88,154	—	88,154	—
Luxembourg	365,458	—	365,458	—
Malta	45,567	—	45,567	—
Mongolia	2,552	—	2,552	—
Netherlands	1,925,219	—	1,925,219	—
New Zealand	843,088	—	843,088	—
Norway	1,107,090	—	1,107,090	—
Papua New Guinea	2,935	—	2,935	—
Peru	85,042	—	85,042	—
Portugal	414,553	—	414,553	—
Russia	7,646	—	7,646	—
Singapore	1,387,377	—	1,387,377	—
Spain	1,968,031	—	1,968,031	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Company Trust (continued)
Sweden	$3,615,748	—	$3,615,748	—
Switzerland	4,622,399	—	4,622,399	—
United Arab Emirates	64,557	—	64,557	—
United Kingdom	20,420,898	—	20,420,037	$861
United States	127,153	$104,923	22,230	—
Preferred Securities
France	335	—	335	—
Rights	2,031	1,996	35	—
Warrants	182	82	100	—
Securities Lending Collateral	2,482,142	2,482,142	—	—
Short-Term Investments	361,822	361,822	—	—
Total Investments in Securities	$96,667,092	$10,806,145	$85,759,140	$101,807

International Value Trust
Common Stocks
Australia	$387,653	—	$387,653	—
Belgium	8,088,968	—	8,088,968	—
Brazil	3,209,754	$3,209,754	—	—
Canada	71,927,622	71,927,622	—	—
China	37,709,825	7,173,039	30,536,786	—
Denmark	6,692,302	—	6,692,302	—
France	165,323,289	—	165,323,289	—
Germany	41,981,695	—	41,981,695	—
Hong Kong	21,248,446	—	21,248,446	—
India	7,939,510	—	7,939,510	—
Ireland	8,480,387	—	8,480,387	—
Italy	16,775,546	—	16,775,546	—
Japan	58,779,405	—	58,779,405	—
Netherlands	109,249,106	—	109,249,106	—
Norway	25,419,918	—	25,419,918	—
Singapore	17,170,184	17,170,184	—	—
South Korea	82,029,546	22,411,184	59,618,362	—
Spain	14,030,828	—	14,030,828	—
Sweden	11,910,530	—	11,910,530	—
Switzerland	105,639,372	12,287,908	93,351,464	—
Taiwan	7,413,675	—	7,413,675	—
United Kingdom	191,212,444	—	191,212,444	—
United States	11,984,574	11,984,574	—	—
Rights
Hong Kong	8,035	—	8,035	—
Securities Lending Collateral	28,175,958	28,175,958	—	—
Short-Term Investments	30,000,000	—	30,000,000	—
Total Investments in Securities	$1,082,788,572	$174,340,223	$908,448,349	—

Mid Cap Stock Trust
Common Stocks & Warrants
Consumer Discretionary	$180,584,952	$173,523,915	$7,061,037	—
Consumer Staples	41,522,115	41,522,115	—	—
Energy	27,657,008	27,657,008	—	—
Financials	48,970,386	48,970,386	—	—
Health Care	118,978,937	112,105,075	6,873,862	—
Industrials	112,197,101	105,599,480	6,597,621	—
Information Technology	234,855,422	234,855,422	—	—
Materials	35,726,853	35,726,853	—	—
Securities Lending Collateral	178,012,618	178,012,618	—	—
Short-Term Investments	6,000,000	—	6,000,000	—
Total Investments in Securities	$984,505,392	$957,972,872	$26,532,520	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Value Equity Trust
Common Stocks
Consumer Discretionary	$12,947,208	$12,947,208	—	—
Consumer Staples	4,535,701	4,535,701	—	—
Energy	13,694,071	13,694,071	—	—
Financials	40,552,810	40,552,810	—	—
Health Care	15,365,055	15,365,055	—	—
Industrials	21,480,564	21,480,564	—	—
Information Technology	12,126,994	12,126,994	—	—
Materials	11,504,706	11,504,706	—	—
Telecommunication Services	1,104,617	1,104,617	—	—
Utilities	8,524,972	8,524,972	—	—
Convertible Bonds
Materials	287,027	—	$287,027	—
Warrants
Energy	126,305	126,305	—	—
Securities Lending Collateral	10,274,333	10,274,333	—	—
Short-Term Investments	5,600,000	—	5,600,000	—
Total Investments in Securities	$158,124,363	$152,237,336	$5,887,027	—

Mid Value Trust
Common Stocks
Consumer Discretionary	$77,552,078	$75,251,454	$2,300,624	—
Consumer Staples	79,682,426	79,682,426	—	—
Energy	72,999,082	72,999,082	—	—
Financials	200,768,410	200,148,448	619,962	—
Health Care	59,412,534	59,412,534	—	—
Industrials	68,769,005	68,769,005	—	—
Information Technology	56,955,700	56,955,700	—	—
Materials	64,929,769	63,005,342	1,924,427	—
Telecommunication Services	7,282,497	7,282,497	—	—
Utilities	72,887,134	72,887,134	—	—
Preferred Securities
Financials	336,666	336,666	—	—
Convertible Bonds
Financials	840,637	—	840,637	—
Materials	3,131,275	—	3,131,275	—
Securities Lending Collateral	92,414,246	92,414,246	—	—
Short-Term Investments	50,005,577	50,005,577	—	—
Total Investments in Securities	$907,967,036	$899,150,111	$8,816,925	—

Mutual Shares Trust
Common Stocks
Consumer Discretionary	$59,950,611	$37,242,779	$14,230,865	$8,476,967
Consumer Staples	88,729,475	64,431,953	24,297,522	—
Energy	71,164,632	51,542,817	19,621,815	—
Financials	119,813,732	102,361,019	14,234,603	3,218,110
Health Care	69,177,316	69,177,316	—	—
Industrials	30,776,733	21,318,095	9,458,638	—
Information Technology	73,308,023	73,308,023	—	—
Materials	31,841,028	22,410,608	9,430,420	—
Telecommunication Services	11,296,377	—	11,296,377	—
Utilities	16,027,937	12,866,365	3,161,572	—
Corporate Bonds
Consumer Discretionary	3,857,690	—	3,857,690	—
Energy	579,150	—	579,150	—
Industrials	5,736,821	—	5,736,821	—
Information Technology	3,207,013	—	3,207,013	—
Telecommunication Services	562,892	—	562,892	—
Utilities	3,450,223	—	3,450,223	—
Term Loans
Consumer Discretionary	7,876,469	—	7,876,469	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Shares Trust (continued)
Information Technology	$2,232,852	—	$2,232,852	—
Utilities	5,213,302	—	5,213,302	—
Securities Lending Collateral	18,878,339	$18,878,339	—	—
Short-Term Investments	44,796,289	—	44,796,289	—
Total Investments in Securities	$668,476,904	$473,537,314	$183,244,513	$11,695,077
Other Financial Instruments
Forward Foreign Currency Contracts	$1,182,160	—	$1,182,160	—

Natural Resources Trust
Common Stocks
Energy	$88,684,285	$69,894,741	$18,789,544	—
Financials	10,480	10,480	—	—
Industrials	3,044,103	1,228,500	1,815,603	—
Materials	54,635,398	30,177,424	24,457,974	—
Utilities	2,720,625	2,720,625	—	—
Rights	18,509	18,509	—	—
Securities Lending Collateral	1,333,424	1,333,424	—	—
Short-Term Investments	4,608,000	—	4,608,000	—
Total Investments in Securities	$155,054,824	$105,383,703	$49,671,121	—

Science & Technology Trust
Common Stocks
Consumer Discretionary	$35,024,365	$33,632,148	$1,392,217	—
Health Care	3,420,303	3,420,303	—	—
Industrials	2,633,352	2,633,352	—	—
Information Technology	279,015,589	266,375,870	12,573,792	$65,927
Materials	2,392,868	784,472	1,608,396	—
Telecommunication Services	1,224,040	—	1,224,040	—
Preferred Securities
Information Technology	3,379,084	—	—	3,379,084
Investment Companies
Information Technology	1,018,647	1,018,647	—	—
Securities Lending Collateral	44,749,993	44,749,993	—	—
Short-Term Investments	22,185,151	10,605,151	11,580,000	—
Total Investments in Securities	$395,043,392	$363,219,936	$28,378,445	$3,445,011

Small Cap Growth Trust
Common Stocks
Consumer Discretionary	$81,833,036	$78,477,243	$3,355,793	—
Consumer Staples	13,132,597	13,132,597	—	—
Energy	19,259,142	19,259,142	—	—
Financials	15,700,294	15,700,294	—	—
Health Care	51,100,686	48,788,469	2,312,217	—
Industrials	86,004,756	86,004,756	—	—
Information Technology	136,413,709	136,413,709	—	—
Materials	24,814,344	24,814,344	—	—
Investment Companies
Financials	4,376,879	4,376,879	—	—
Securities Lending Collateral	114,717,491	114,717,491	—	—
Short-Term Investments	8,800,000	—	8,800,000	—
Total Investments in Securities	$556,152,934	$541,684,924	$14,468,010	—

Small Cap Index Trust
Common Stocks
Consumer Discretionary	$53,007,733	$53,007,733	—	—
Consumer Staples	14,138,861	14,138,861	—	—
Energy	20,417,189	20,417,189	—	—
Financials	85,244,419	85,244,330	—	$89
Health Care	44,823,961	44,821,885	—	2,076
Industrials	52,179,204	52,090,105	$89,099	—
Information Technology	63,492,978	63,492,978	—	—
Materials	18,036,341	18,036,341	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Index Trust (continued)
Telecommunication Services	$2,916,328	$2,916,328	—	—
Utilities	11,943,565	11,943,565	—	—
Investment Companies
Financials	49,014	49,014	—	—
Rights	836	836	—	—
Warrants	438	438	—	—
Securities Lending Collateral	80,914,618	80,914,618	—	—
Short-Term Investments	9,415,000	—	$9,415,000	—
Total Investments in Securities	$456,580,485	$447,074,221	$9,504,099	$2,165
Other Financial Instruments
Futures	($48,869)	($48,869)	—	—

Small Cap Opportunities Trust
Common Stocks
Consumer Discretionary	$24,148,833	$24,148,833	—	—
Consumer Staples	5,579,004	5,579,004	—	—
Energy	13,996,616	13,996,616	—	—
Financials	39,036,495	39,035,774	—	$721
Health Care	15,837,202	15,820,688	—	16,514
Industrials	27,834,125	27,827,300	—	6,825
Information Technology	24,672,224	24,672,224	—	—
Materials	12,204,496	12,204,496	—	—
Telecommunication Services	890,587	890,587	—	—
Utilities	1,147,319	1,147,319	—	—
Rights	874	874	—	—
Securities Lending Collateral	24,807,722	24,807,722	—	—
Short-Term Investments	1,477,960	1,477,960	—	—
Total Investments in Securities	$191,633,457	$191,609,397	—	$24,060

Smaller Company Growth Trust
Common Stocks
Consumer Discretionary	$32,214,367	$32,214,367	—	—
Consumer Staples	5,445,429	5,445,429	—	—
Energy	15,275,821	15,275,821	—	—
Financials	15,618,767	15,618,767	—	—
Health Care	41,553,684	41,553,239	—	$445
Industrials	47,402,269	47,396,304	$5,965	—
Information Technology	46,381,810	46,381,810	—	—
Materials	8,436,256	8,436,256	—	—
Telecommunication Services	7,137,885	7,137,885	—	—
Utilities	16,770	16,770	—	—
Rights
Consumer Discretionary	94	94	—	—
Health Care	1,772	1,772	—	—
Warrants
Energy	1,170	1,170	—	—
Securities Lending Collateral	39,548,864	39,548,864	—	—
Short-Term Investments	6,682,595	2,017,595	4,665,000	—
Total Investments in Securities	$265,717,553	$261,046,143	$4,670,965	$445
Other Financial Instruments
Futures	($4,537)	($4,537)	—	—

Strategic Equity Allocation Trust
Common Stocks
Consumer Discretionary	$946,642,316	$712,763,834	$233,878,482	—
Consumer Staples	776,714,318	534,768,521	241,945,797	—
Energy	694,162,784	549,371,956	144,790,828	—
Financials	1,520,209,841	1,002,965,665	517,244,043	$133
Health Care	920,986,218	703,240,306	217,743,544	2,368
Industrials	893,886,441	631,711,747	262,174,694	—
Information Technology	1,087,012,232	996,161,367	90,850,865	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Trust (continued)
Materials	$379,799,906	$214,066,082	$165,733,824	—
Telecommunication Services	257,832,193	149,720,519	108,111,674	—
Utilities	278,114,802	199,620,305	78,494,497	—
Preferred Securities
Consumer Discretionary	9,044,441	—	9,044,441	—
Consumer Staples	3,076,046	—	3,076,046	—
Utilities	227,065	—	227,065	—
Investment Companies	44,414,565	44,414,565	—	—
Rights	1,003	1,003	—	—
Warrants	499	499	—	—
Securities Lending Collateral	429,096,257	429,096,257	—	—
Short-Term Investments	88,352,000	—	88,352,000	—
Total Investments in Securities	$8,329,572,927	$6,167,902,626	$2,161,667,800	$2,501
Other Financial Instruments
Futures	($2,824,463)	($2,824,463)	—	—

Total Stock Market Index Trust
Common Stocks
Consumer Discretionary	$60,389,114	$60,389,114	—	—
Consumer Staples	43,409,002	43,185,168	$223,834	—
Energy	47,796,474	47,796,474	—	—
Financials	77,351,959	77,351,942	—	$17
Health Care	51,420,443	51,234,549	184,656	1,238
Industrials	47,190,246	47,177,186	13,060	—
Information Technology	77,544,095	77,544,095	—	—
Materials	15,874,357	15,874,357	—	—
Telecommunication Services	11,423,896	11,423,896	—	—
Utilities	13,913,046	13,913,046	—	—
Corporate Bonds
Financials	2,610	—	2,610	—
Rights	22,522	22,522	—	—
Warrants	882	882	—	—
Securities Lending Collateral	19,924,678	19,924,678	—	—
Short-Term Investments	26,316,000	—	26,316,000	—
Total Investments in Securities	$492,579,324	$465,837,909	$26,740,160	$1,255
Other Financial Instruments
Futures	($313,112)	($313,112)	—	—

Utilities Trust
Common Stocks
Consumer Discretionary	$44,297,875	$39,050,794	$5,247,081	—
Energy	73,349,318	73,349,318	—	—
Telecommunication Services	78,949,119	42,999,306	35,949,813	—
Utilities	220,766,547	153,819,978	66,946,569	—
Preferred Securities
Telecommunication Services	709,367	709,367	—	—
Utilities	33,063,015	33,063,015	—	—
Corporate Bonds
Utilities	605,198	—	605,198	—
Convertible Bonds
Telecommunication Services	3,414,587	—	3,414,587	—
Securities Lending Collateral	30,506,110	30,506,110	—	—
Total Investments in Securities	$485,661,136	$373,497,888	$112,163,248	—
Other Financial Instruments
Forward Foreign Currency Contracts	$279,829	—	$279,829	—

Value Trust
Common Stocks
Consumer Discretionary	$65,297,078	$65,297,078	—	—
Consumer Staples	27,805,251	27,805,251	—	—
Energy	31,732,175	31,732,175	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Trust (continued)
Financials	$111,785,056	$111,785,056	—	—
Health Care	45,971,067	45,971,067	—	—
Industrials	73,254,963	73,254,963	—	—
Information Technology	57,920,448	57,920,448	—	—
Materials	40,003,641	40,003,641	—	—
Telecommunication Services	14,585,778	14,585,778	—	—
Utilities	26,517,843	26,517,843	—	—
Preferred Securities
Health Care	3,371,225	—	$3,371,225	—
Convertible Bonds
Health Care	5,998,185	—	5,998,185	—
Short-Term Investments	27,197,718	27,197,718	—	—
Total Investments in Securities	$531,440,428	$522,071,018	$9,369,410	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Financial Services Trust
Financials
Balance as of 12-31-12	$2,301,970
Accrued discounts/premiums	—
Realized gain (loss)	(3,962,400)
Change in unrealized appreciation (depreciation)	4,161,620
Purchases	420,561
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6-30-13	$2,921,751
Change in unrealized at period end*	$4,161,620

Mutual Shares Trust
	Financials	Consumer Discretionary	Total
Balance as of 12-31-12	$3,211,157	—	$3,211,157
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	6,953	$110,644	117,597
Purchases	—	8,366,323	8,366,323
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6-30-13	$3,218,110	$8,476,967	$11,695,077
Change in unrealized at period end*	$6,953	—	$6,953

Science & Technology Trust
Information Technology
Balance as of 12-31-12	$3,074,328
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	756,683
Purchases	—
Sales	(386,000)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6-30-13	$3,445,011
Change in unrealized at period end*	$660,183

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the table below:

Financial Services Trust	Fair Value at 6-30-13	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$2,921,751	Market Approach	Book value multiple/Market comparable companies	1.22x
			Discount for lack of marketability	(20%)

Increases/decreases in book value multiples/Market comparable companies may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Mutual Shares Trust	Fair Value at 6-30-13	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$8,476,967	Market Approach	Aged transaction	$0.45

	2,371,054	Market Approach	Enterprise value	3.05x
			Discount for lack of marketability	(8%)

	847,056	Market Approach	Offered quotes	$14.00
	$11,695,077

Increases/decreases in aged transactions, enterprise value, or offered quotes may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Science & Technology Trust	Fair Value at 6-30-13	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$65,927	Market Approach	Enterprise value/Market comparable companies	7.6x
			Discount for lack of marketability	(10%)

Preferred Securities	$235,552	Market Approach	Aged transactions	$5.49
			Discount for lack of marketability	(50%)

	870,468	Market Approach	Enterprise value/Market comparable companies	7.6x
			Discount for lack of marketability	(10%)

	2,273,064	Market Approach	Aged transactions/Market comparable companies	$18.18
	$3,379,084

Increases/decreases in enterprise value/market comparable companies or aged transactions/market comparable companies may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements.  The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the portfolios.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of Assets and Liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the portfolio of investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans).   Certain portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The portfolio may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the portfolio’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Real estate investment trusts.  The portfolios may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Securities Lending.  The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest cash collateral in JHCIT, an affiliate of the portfolios, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money-market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to, and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolio may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of Operations.

Collateral received by the portfolios is shown on the Statements of Assets and Liabilities as Payable upon return of securities loaned.

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. portfolios investing in a single country or in a limited geographic region tend to be riskier than portfolios that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The portfolios may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the portfolio invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit.  The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated portfolios have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of Operations. Prior to March 27, 2013, the portfolios $200 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended June 30, 2013 were as follows:

Portfolio	Amount
500 Index Trust B	$298
All Cap Core Trust	256
All Cap Value Trust	278
Alpha Opportunities Trust	337
American Asset Allocation Trust	446
American Global Growth Trust	228
American Growth Trust	366
American Growth-Income Trust	340
American International Trust	306
American New World Trust	214
Blue Chip Growth Trust	465
Capital Appreciation Trust	359
Capital Appreciation Value Trust	251
Core Allocation Plus Trust	229
Core Fundamental Holdings Trust	252
Core Global Diversification Trust	250
Core Strategy Trust	271
Disciplined Diversification Trust	237
Emerging Markets Value Trust	$357
Equity-Income Trust	501
Financial Services Trust	223
Franklin Templeton Founding Allocation Trust	384
Fundamental All Cap Core Trust	394
Fundamental Holdings Trust	359
Fundamental Large Cap Value Trust	279
Fundamental Value Trust	432
Global Trust	291
Global Diversification Trust	315
Growth Equity Trust	270
Health Sciences Trust	231
Heritage Trust	223
International Core Trust	304
International Equity Index Trust B	229
International Growth Stock Trust	223
International Small Company Trust	217
International Value Trust	351

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Portfolio	Amount
Lifestyle Balanced PS Series	$225
Lifestyle Conservative PS Series	211
Lifestyle Growth PS Series	226
Lifestyle Moderate PS Series	213
Mid Cap Index Trust	292
Mid Cap Stock Trust	312
Mid Cap Value Equity Trust	222
Mid Value Trust	314
Mutual Shares Trust	295
Natural Resources Trust	230
Real Estate Securities Trust	263
Science & Technology Trust	255
Small Cap Growth Trust	$262
Small Cap Index Trust	250
Small Cap Opportunities Trust	225
Small Cap Value Trust	294
Small Company Growth Trust	218
Small Company Value Trust	257
Smaller Company Growth Trust	234
Strategic Equity Allocation Trust	1,307
Total Stock Market Index Trust	263
U.S. Equity Trust	335
Utilities Trust	232
Value Trust	271

For the six months ended June 30, 2013, the portfolios had no borrowings under the line of credit.

Expenses.  Within the John Hancock Funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class.

Federal income taxes.  The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2012, the portfolios have capital loss carryforwards available to offset future net realized capital gains as of December 31, 2012. Availability of a certain amount of the loss carryforwards, which were acquired in mergers, may be limited in a given year. The following table details the capital loss carryforward available as of December 31, 2012:

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31				NO EXPIRATION DATE
PORTFOLIO	2015	2016	2017	2018	SHORT TERM	LONG TERM
All Cap Core Trust	—	$145,959,616	$212,244,607	—	—	—
American Asset Allocation Trust	—	—	—	$30,632,576	—	$24,829,213
American Global Growth Trust	—	—	4,448,646	4,007,941	—	8,863,052
American Growth Trust	—	—	19,048,054	13,715,715	—	34,168,431
American Growth-Income Trust	—	—	6,751,535	22,068,724	—	41,001,144
American International Trust	—	—	3,108,508	6,927,959	—	47,921,806
American New World Trust	—	—	842,630	364,550	—	31,184
Blue Chip Growth Trust	—	—	234,679,013	—	—	—
Capital Appreciation Trust	—	13,704,103	57,485,023	—	—	—
Core Global Diversification Trust	—	—	—	—	$1,609,022	5,452,910
Equity-Income Trust	—	—	8,092,767	—	—	—
Franklin Templeton Founding Allocation Trust	—	—	35,829,837	43,590,851	—	62,551,980
Fundamental All Cap Core Trust	—	—	235,450,115	—	—	—
Fundamental Large Cap Value Trust	—	163,602,060	188,786,900	—	—	—
Fundamental Value Trust	$255,095,594	186,635,162	210,530,383	—	—	—
Global Trust	—	—	37,982,520	12,321,700	—	—
Global Diversification Trust	—	—	3,345,888	14,199,916	—	—
Growth Equity Trust	—	—	14,529,292	—	—	—
International Core Trust	—	—	158,028,828	20,744,500	3,141,763	1,836,993
International Equity Index Trust B	—	—	3,179,151	1,514,111	—	3,193,404
International Growth Stock Trust	126,876,361	143,999,317	—	—	2,460,279	4,094,386
International Small Company Trust	—	187,248,608	157,081,665	6,569,935	—	3,744,342
International Value Trust	3,500,796	145,200,688	268,676,893	—	2,437,306	27,672,405
Mutual Shares Trust	—	—	47,963,680	—	—	—
Natural Resources Trust	—	—	117,946,970	—	5,266,895	22,616,356
Real Estate Securities Trust	—	392,494,432	189,638,704	—	—	—
Science & Technology Trust	—	—	29,274,324	—	—	—
Small Cap Opportunities Trust	—	—	45,357,445	—	—	—
Small Company Growth Trust	—	—	39,828,958	—	—	—

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31				NO EXPIRATION DATE
PORTFOLIO	2015	2016	2017	2018	SHORT TERM	LONG TERM
Small Company Value Trust	—	—	$20,377,205	—	—	—
U.S. Equity Trust	—	$228,358,357	80,106,502	—	—	—
Utilities Trust	—	—	8,124,849	$3,315,740	—	—
Value Trust	—	—	297,096	—	—	—

As of December 31, 2012, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2013, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
500 Index Trust B	$1,949,745,328	$791,002,082	($45,407,029)	$745,595,053
All Cap Core Trust	347,596,174	51,990,359	(6,574,171)	45,416,188
All Cap Value Trust	469,444,856	84,934,472	(3,526,473)	81,407,999
Alpha Opportunities Trust	881,923,354	98,179,725	(18,137,338)	80,042,387
American Asset Allocation Trust	1,158,391,207	552,917,152	—	552,917,152
American Global Growth Trust	248,110,242	9,574,915	—	9,574,915
American Growth Trust	861,590,511	222,289,581	—	222,289,581
American Growth-Income Trust	1,009,464,876	287,463,320	—	287,463,320
American International Trust	669,338,054	—	(149,447)	(149,447)
American New World Trust	79,486,996	—	(5,403,753)	(5,403,753)
Blue Chip Growth Trust	1,323,156,301	574,772,217	(10,478,995)	564,293,222
Capital Appreciation Trust	860,954,404	269,399,476	(8,503,419)	260,896,057
Capital Appreciation Value Trust	311,566,907	45,454,528	(1,133,896)	44,320,632
Core Allocation Plus Trust	183,328,055	14,970,196	(4,289,464)	10,680,732
Core Fundamental Holdings Trust	333,876,697	33,406,645	(6,234,014)	27,172,631
Core Global Diversification Trust	330,880,779	24,052,088	(5,275,516)	18,776,572
Core Strategy Trust	742,175,571	58,502,304	(8,362,654)	50,139,650
Disciplined Diversification Trust	201,593,311	59,157,195	(13,107,651)	46,049,544
Emerging Markets Value Trust	1,134,096,106	176,575,550	(260,567,964)	(83,992,414)
Equity-Income Trust	1,711,695,373	537,154,243	(38,998,461)	498,155,782
Financial Services Trust	134,706,661	40,336,253	(9,814,931)	30,521,322
Franklin Templeton Founding Allocation Trust	1,182,830,161	94,733,888	—	94,733,888
Fundamental All Cap Core Trust	1,247,152,906	246,555,525	(64,116,689)	182,438,836
Fundamental Holdings Trust	817,024,283	239,942,029	(6,291,365)	233,650,664
Fundamental Large Cap Value Trust	471,751,049	94,436,117	(4,773,753)	89,662,364
Fundamental Value Trust	1,085,780,662	475,140,610	(21,017,321)	454,123,289
Global Trust	611,663,188	104,624,244	(87,650,983)	16,973,261
Global Diversification Trust	685,006,811	84,748,308	(8,101,915)	76,646,393
Growth Equity Trust	428,910,550	56,697,092	(7,060,882)	49,636,210
Health Sciences Trust	154,583,420	69,167,306	(4,653,065)	64,514,241
Heritage Trust	136,536,015	30,970,444	(1,109,487)	29,860,957
International Core Trust	768,540,657	59,407,368	(70,802,495)	(11,395,127)
International Equity Index Trust B	561,304,127	133,887,010	(59,333,558)	74,553,452
International Growth Stock Trust	461,841,516	58,547,009	(17,707,991)	40,839,018
International Small Company Trust	103,561,419	19,764,804	(26,659,131)	(6,894,327)
International Value Trust	1,117,709,914	102,569,804	(137,491,146)	(34,921,342)
Lifestyle Balanced PS Series	166,831,180	11,933,336	(631,896)	11,301,440
Lifestyle Conservative PS Series	53,377,077	1,553,728	(31,945)	1,521,783
Lifestyle Growth PS Series	172,365,628	18,365,740	(860,581)	17,505,159
Lifestyle Moderate PS Series	82,205,690	4,978,670	(115,660)	4,863,010
Mid Cap Index Trust	599,022,210	247,552,376	(15,667,165)	231,885,211
Mid Cap Stock Trust	870,673,184	123,497,111	(9,664,903)	113,832,208
Mid Cap Value Equity Trust	124,609,810	34,378,269	(863,716)	33,514,553
Mid Value Trust	764,700,049	162,591,821	(19,324,834)	143,266,987
Mutual Shares Trust	572,579,554	124,673,414	(28,776,064)	95,897,350
Natural Resources Trust	165,646,302	10,871,343	(21,462,821)	(10,591,478)
Real Estate Securities Trust	380,636,797	24,606,158	(6,058,725)	18,547,433
Science & Technology Trust	363,906,573	43,069,957	(11,933,138)	31,136,819
Small Cap Growth Trust	488,604,976	74,752,541	(7,204,583)	67,547,958
Small Cap Index Trust	355,499,289	114,801,109	(13,719,913)	101,081,196
Small Cap Opportunities Trust	147,250,362	49,846,324	(5,463,229)	44,383,095
Small Cap Value Trust	573,356,668	185,272,151	(2,534,971)	182,737,180

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Small Company Growth Trust	$101,607,350	$33,841,499	($2,079,721)	$31,761,778
Small Company Value Trust	335,780,904	124,045,592	(15,526,756)	108,518,836
Smaller Company Growth Trust	223,794,914	46,739,557	(4,816,918)	41,922,639
Strategic Equity Allocation Trust	7,291,738,935	1,278,121,450	(240,287,458)	1,037,833,992
Total Stock Market Index Trust	361,093,915	158,680,151	(27,194,742)	131,485,409
U.S. Equity Trust	798,594,081	170,598,975	(6,970,764)	163,628,211
Utilities Trust	478,763,903	26,442,733	(19,545,500)	6,897,233
Value Trust	439,102,947	96,962,032	(4,624,551)	92,337,481

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, wash sale loss deferrals, character of distributions received from portfolio investments, distributions payable, litigation proceeds, Real Estate Investment Trusts, derivative transactions, merger related transactions, partnerships, amortization and accretion on debt securities, in-kind transactions, and investments in passive foreign investment companies.

3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. Portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the portfolios’ risk to a counterparty equal to any amounts payable by the portfolios, if any.

As defined by the ISDA, a portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statement of Assets and Liabilities. The portfolio’s maximum risk of loss due to counterparty risk is equal to the collateral posted by the portfolio netted against the value on any outstanding contracts.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio. The exchange’s clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as Cash held at broker for futures contracts. Securities pledged by the portfolios for exchange-traded and cleared transactions are detailed below and are noted as collateral or margin requirements in the Portfolio of Investments.

For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of Assets and Liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between a portfolio and the applicable counterparties and is known as close-out netting.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities. Use of long futures contracts subjects the portfolio to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolio to unlimited risk of loss.

DERIVATIVE INSTRUMENTS, CONTINUED

Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at June 30, 2013, and the range of futures contracts notions amount held by the portfolios during the six months ended June 30, 2013. In addition, the tables detail how the portfolios used futures contracts during the six months ended June 30, 2013.

500 Index Trust B

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total notional values ranging from approximately $68.5 million to $101.5 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
500 Index Trust B	S&P 500 Index Futures	254	Long	Sep 2013	$101,864,078	$101,555,550	($308,528)
							($308,528)

All Cap Core Trust

The portfolio used futures contracts to manage against anticipated changes, gain exposure to certain securities markets and substitute for securities purchases. During the six months ended June 30, 2013, the portfolio held futures contracts with total notional values ranging from approximately $3.0 million to $4.7 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
All Cap Core Trust	Russell 2000 Mini Index Futures	2	Long	Sep 2013	$197,124	$194,940	($2,184)
	S&P 500 E-Mini Index Futures	35	Long	Sep 2013	2,816,499	2,798,775	(17,724)
							($19,908)

Core Allocation Plus Trust

The portfolio used futures contracts to manage duration of the portfolio, manage against anticipated interest rate changes, gain exposure to treasuries markets, gain exposure to foreign bond markets, and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total notional values ranging from approximately $9.6 million to $25.6 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Core Allocation Plus Trust	MSCI EAFE Mini Index Futures	104	Long	Sep 2013	$8,843,640	$8,526,440	($317,200)
	U.K. Long Gilt Bond Futures	2	Long	Sep 2013	338,783	340,389	1,606
	U.S. Treasury 2-Year Note Futures	8	Long	Sep 2013	1,761,500	1,760,000	(1,500)
	U.S. Treasury 5-Year Note Futures	25	Long	Sep 2013	3,060,855	3,026,172	(34,683)
	U.S. Treasury 10-Year Note Futures	2	Long	Sep 2013	258,333	253,125	(5,208)
	10-Year Japan Government Bond Futures TSE	1	Short	Sep 2013	(1,443,579)	(1,438,799)	4,780
	10-Year Japan Government Bond Mini Futures SGX	4	Short	Sep 2013	(576,715)	(575,157)	1,558
	German Euro BUND Futures	2	Short	Sep 2013	(366,738)	(368,419)	(1,681)
	S&P 500 E-Mini Index Futures	12	Short	Sep 2013	(959,209)	(959,580)	(371)
	U.S. Treasury Ultra Long Bond Futures	13	Short	Sep 2013	(1,980,319)	(1,915,061)	65,258
							($287,441)

International Core Trust

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total notional values ranging from approximately $14.2 million to $58.0 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
International Core Trust	DAX Index Futures	70	Long	Sep 2013	$18,560,906	$18,146,783	($414,123)
	FTSE Mid Index Futures	1	Long	Sep 2013	104,947	99,329	(5,618)
	S&P TSE 60 Index Futures	27	Short	Sep 2013	(3,597,830)	(3,557,212)	40,618
							($379,123)

DERIVATIVE INSTRUMENTS, CONTINUED

International Equity Index Trust B

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total notional values ranging from approximately $17.3 million to $19.7 millions, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
International Equity Index Trust B	MSCI Emerging Markets Mini Futures	120	Long	Sep 2013	$5,654,014	$5,602,200	($51,814)
	MSCI EAFE Mini Index Futures	98	Long	Sep 2013	8,222,725	8,034,530	(188,195)
	MSCI Taiwan Index Futures	131	Long	Jul 2013	3,526,796	3,661,450	134,654
							($105,355)

Mid Cap Index Trust

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total notional values ranging from approximately $16.0 million to $23.6 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Mid Cap Index Trust	S&P MidCap 400 E-Mini Index Futures	204	Long	Sep 2013	$23,475,582	$23,621,160	$145,578
							$145,578

Small Cap Index Trust

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total notional values ranging from approximately $11.5 million to $21.8 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Small Cap Index Trust	Russell 2000 Mini Index Futures	118	Long	Sep 2013	$11,550,329	$11,501,460	($48,869)
							($48,869)

Smaller Company Growth Trust

The portfolio used futures contracts as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total notional values ranging from approximately $0.7 million to $1.3 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Smaller Company Growth Trust	Russell 2000 Mini Index Futures	13	Long	Sep 2013	$1,271,647	$1,267,110	($4,537)
							($4,537)

Strategic Equity Allocation Trust

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total notional values ranging from approximately $211.5 million to $242.4 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Strategic Equity Allocation Trust	MINI MSCI EAFE Futures	1,170	Long	Sep 2013	$98,417,224	$95,922,450	($2,494,774)
	Russell 2000 Mini Index Futures	167	Long	Sep 2013	16,131,313	16,277,491	146,178
	S&P Mid E-Mini Index Futures	68	Long	Sep 2013	7,820,077	7,873,720	53,643
	S&P 400 Index Futures	302	Long	Sep 2013	121,276,660	120,747,150	(529,510)
							($2,824,463)

Total Stock Market Index Trust

The portfolio used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total notional values ranging from approximately $7.1 million to $28.1 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Total Stock Market Index Trust	Russell 2000 Mini Index Futures	36	Long	Sep 2013	$3,519,335	$3,508,920	($10,415)
	S&P 500 Index Futures	56	Long	Sep 2013	22,681,056	22,390,200	(290,871)
	S&P MidCap 400 E-Mini Index Futures	19	Long	Sep 2013	2,211,836	2,200,010	(11,826)
							($313,112)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

DERIVATIVE INSTRUMENTS, CONTINUED

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not favor the portfolio thereby reducing the portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at June 30, 2013, and the range of notional contract amounts held by the portfolios during the six months ended June 30, 2013. In addition, the tables detail how the portfolios used forward foreign currency contracts during the six months ended June 30, 2013.

Core Allocation Plus Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six months ended June 30, 2013, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $1.0 million to $2.4 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Core Allocation Plus Trust
	BRL 138,000	USD 68,098	Goldman Sachs International	8/2/2013	—	($6,673)	($6,673)
	BRL 137,000	USD 66,298	UBS AG	8/2/2013	—	(5,318)	(5,318)
	BRL 398,000	USD 180,431	UBS AG	8/2/2013	—	(2,064)	(2,064)
	USD 179,317	BRL 398,000	UBS AG	8/2/2013	$2,165	—	2,165
	USD 190,796	BRL 398,000	UBS AG	8/2/2013	12,428	—	12,428
					$14,593	($14,055)	$538

Heritage Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rates. During the six months ended June 30, 2013, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $1.6 million to $2.1 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Heritage Trust
	USD 1,009,280	EUR 770,975	UBS AG	7/31/2013	$6,166	—	$6,166
	USD 629,576	GBP 408,182	Credit suisse International	7/31/2013	8,976	—	8,976
					$15,142	—	$15,142

International Core Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rates. During the six months ended June 30, 2013, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $193.5 million to $285.1 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Core Trust
	CHF 3,867,780	USD 4,190,898	Bank of America N.A.	8/23/2013	—	($96,808)	($96,808)
	CHF 832,805	USD 900,232	Bank of New York	8/23/2013	—	(18,699)	(18,699)
	CHF 832,806	USD 899,123	Barclays Bank PLC	8/23/2013	—	(17,588)	(17,588)
	CHF 13,121,154	USD 14,186,565	Brown Brothers Harriman & Company	8/23/2013	—	(297,672)	(297,672)
	CHF 713,832	USD 771,961	Deutsche Bank AG London	8/23/2013	—	(16,361)	(16,361)
	CHF 1,419,839	USD 1,536,040	JPMorgan Chase Bank	8/23/2013	—	(33,124)	(33,124)
	CHF 6,075,044	USD 6,583,844	Morgan Stanley & Company International PLC	8/23/2013	—	(153,340)	(153,340)
	CHF 2,578,520	USD 2,796,356	State Street Bank & Trust Company	8/23/2013	—	(66,963)	(66,963)
	HKD 36,130,741	USD 4,657,707	Bank of America N.A.	8/23/2013	$1,589	—	1,589
	HKD 53,082,370	USD 6,843,175	Bank of New York	8/23/2013	2,145	—	2,145
	HKD 22,452,903	USD 2,894,499	Barclays Bank PLC	8/23/2013	950	—	950
	HKD 48,095,054	USD 6,199,678	Brown Brothers Harriman & Company	8/23/2013	2,495	—	2,495
	HKD 16,119,640	USD 2,078,038	JPMorgan Chase Bank	8/23/2013	696	—	696
	HKD 28,717,903	USD 3,702,105	Morgan Stanley & Company International PLC	8/23/2013	1,257	—	1,257
	HKD 27,382,382	USD 3,529,840	State Street Bank & Trust Company	8/23/2013	1,298	—	1,298
	JPY 189,179,636	USD 1,973,932	Bank of New York	8/23/2013	—	(66,956)	(66,956)
	JPY 189,179,636	USD 2,011,362	Deutsche Bank AG London	8/23/2013	—	(104,386)	(104,386)
	SEK 12,095,875	USD 1,862,052	Bank of America N.A.	8/23/2013	—	(67,825)	(67,825)
	SEK 3,795,958	USD 585,265	Barclays Bank PLC	8/23/2013	—	(22,196)	(22,196)
	SEK 12,134,417	USD 1,848,484	Deutsche Bank AG London	8/23/2013	—	(48,540)	(48,540)

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Core Trust, continued
	SGD 8,090,467	USD 6,455,950	Bank of America N.A.	8/23/2013	—	($76,128)	($76,128)
	SGD 5,644,213	USD 4,499,493	Bank of New York	8/23/2013	—	(48,690)	(48,690)
	SGD 5,393,644	USD 4,298,200	Barclays Bank PLC	8/23/2013	—	(44,986)	(44,986)
	SGD 1,623,721	USD 1,294,544	Brown Brothers Harriman & Company	8/23/2013	—	(14,142)	(14,142)
	SGD 2,136,154	USD 1,700,042	Morgan Stanley & Company International PLC	8/23/2013	—	(15,556)	(15,556)
	SGD 3,062,932	USD 2,444,011	Royal Bank of Scotland PLC	8/23/2013	—	(28,704)	(28,704)
	SGD 10,717,150	USD 8,547,905	State Street Bank & Trust Company	8/23/2013	—	(96,787)	(96,787)
	USD 2,115,373	AUD 2,212,699	Bank of America N.A.	8/23/2013	$94,689	—	94,689
	USD 889,968	AUD 935,037	Bank of New York	8/23/2013	36,072	—	36,072
	USD 2,454,755	AUD 2,582,563	Barclays Bank PLC	8/23/2013	96,303	—	96,303
	USD 2,459,860	AUD 2,575,551	Morgan Stanley & Company International PLC	8/23/2013	107,812	—	107,812
	USD 7,566,378	AUD 7,916,029	State Street Bank & Trust Company	8/23/2013	337,291	—	337,291
	USD 652,823	CAD 665,026	Bank of America N.A.	8/23/2013	20,996	—	20,996
	USD 2,677,707	CAD 2,727,619	Bank of New York	8/23/2013	86,255	—	86,255
	USD 905,201	CAD 922,219	Brown Brothers Harriman & Company	8/23/2013	29,021	—	29,021
	USD 1,417,901	CAD 1,445,266	Deutsche Bank AG London	8/23/2013	44,785	—	44,785
	USD 2,801,244	CAD 2,851,241	JPMorgan Chase Bank	8/23/2013	92,343	—	92,343
	USD 2,576,974	CAD 2,623,189	Royal Bank of Scotland PLC	8/23/2013	84,739	—	84,739
	USD 1,209,789	CAD 1,230,888	State Street Bank & Trust Company	8/23/2013	40,349	—	40,349
	USD 17,383,180	EUR 13,034,685	Bank of America N.A.	8/23/2013	421,995	—	421,995
	USD 8,650,674	EUR 6,498,835	Bank of New York	8/23/2013	194,164	—	194,164
	USD 6,071,653	EUR 4,550,096	Barclays Bank PLC	8/23/2013	150,910	—	150,910
	USD 4,045,146	EUR 3,031,639	Brown Brothers Harriman & Company	8/23/2013	100,272	—	100,272
	USD 3,148,293	EUR 2,360,217	Deutsche Bank AG London	8/23/2013	77,097	—	77,097
	USD 3,479,525	EUR 2,606,757	JPMorgan Chase Bank	8/23/2013	87,522	—	87,522
	USD 3,780,284	EUR 2,831,124	Morgan Stanley & Company International PLC	8/23/2013	96,327	—	96,327
	USD 3,193,028	EUR 2,392,380	Royal Bank of Scotland PLC	8/23/2013	79,980	—	79,980
	USD 2,106,167	EUR 1,577,748	State Street Bank & Trust Company	8/23/2013	53,147	—	53,147
	USD 2,515,443	GBP 1,612,608	Barclays Bank PLC	8/23/2013	63,994	—	63,994
	USD 2,527,171	GBP 1,612,607	Morgan Stanley & Company International PLC	8/23/2013	75,724	—	75,724
	USD 760,122	JPY 71,968,022	Bank of America N.A.	8/23/2013	34,667	—	34,667
	USD 1,419,529	JPY 134,671,444	Bank of New York	8/23/2013	62,009	—	62,009
	USD 1,342,776	JPY 127,362,310	Deutsche Bank AG London	8/23/2013	58,934	—	58,934
	USD 456,675	JPY 43,324,202	JPMorgan Chase Bank	8/23/2013	19,957	—	19,957
	USD 4,715	JPY 446,884	Morgan Stanley & Company International PLC	8/23/2013	210	—	210
	USD 5,747	JPY 544,855	State Street Bank & Trust Company	8/23/2013	255	—	255
	USD 1,094,375	NOK 6,276,297	Bank of America N.A.	8/23/2013	65,931	—	65,931
	USD 749,129	NOK 4,300,260	Brown Brothers Harriman & Company	8/23/2013	44,481	—	44,481
	USD 1,871,018	NZD 2,332,751	Bank of America N.A.	8/23/2013	69,075	—	69,075
	USD 1,856,473	NZD 2,332,751	Barclays Bank PLC	8/23/2013	54,530	—	54,530
					$2,892,266	($1,335,451)	$1,556,815

Mutual Shares Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2013, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $89.6 million to $108.6 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Mutual Shares Trust
	CHF 47,994	USD 50,048	Bank of America N.A.	8/12/2013	$784	—	$784
	CHF 13,620	USD 14,511	Credit Suisse International	8/12/2013	—	($86)	(86)
	CHF 42,437	USD 44,347	Deutsche Bank AG London	8/12/2013	598	—	598
	EUR 267,066	USD 354,779	Credit Suisse International	7/17/2013	—	(7,133)	(7,133)
	GBP 1,892,470	USD 2,916,971	Deutsche Bank AG London	8/19/2013	—	(39,566)	(39,566)
	GBP 115,077	USD 176,816	HSBC Bank PLC	8/19/2013	—	(1,847)	(1,847)
	GBP 290,745	USD 443,152	State Street Bank and Trust Company	8/19/2013	—	(1,089)	(1,089)
	USD 60,378	CHF 55,567	Credit Suisse International	8/12/2013	1,526	—	1,526
	USD 52,881	CHF 48,484	Deutsche Bank AG London	8/12/2013	1,531	—	1,531
	USD 225,925	EUR 170,527	Bank of America N.A.	7/17/2013	3,946	—	3,946
	USD 822,593	EUR 627,108	Bank of America N.A.	11/18/2013	5,794	—	5,794
	USD 14,890,849	EUR 11,151,312	Barclays Bank PLC	7/17/2013	374,940	—	374,940
	USD 247,159	EUR 185,737	Credit Suisse International	7/17/2013	5,381	—	5,381
	USD 11,228,242	EUR 8,709,866	Credit Suisse International	11/18/2013	—	(116,237)	(116,237)
	USD 225,099	EUR 170,126	Deutsche Bank AG London	7/17/2013	3,642	—	3,642
	USD 556,061	EUR 420,316	Deutsche Bank AG London	11/18/2013	8,605	—	8,605
	USD 36,858	EUR 27,351	HSBC Bank PLC	7/17/2013	1,255	—	1,255
	USD 275,530	EUR 209,958	HSBC Bank PLC	11/18/2013	2,062	—	2,062

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Mutual Shares Trust, continued
	USD 19,405,337	GBP 12,560,903	Bank of America N.A.	8/19/2013	$307,118	—	$307,118
	USD 248,557	GBP 165,837	Barclays Bank PLC	8/19/2013	—	($3,590)	(3,590)
	USD 33,821,920	GBP 21,869,253	Credit Suisse International	8/19/2013	570,825	—	570,825
	USD 511,101	GBP 334,090	Deutsche Bank AG London	8/12/2013	3,110	—	3,110
	USD 2,351,511	GBP 1,534,766	Deutsche Bank AG London	8/19/2013	17,977	—	17,977
	USD 967,282	GBP 642,253	HSBC Bank PLC	8/19/2013	—	(9,231)	(9,231)
	USD 1,875,491	GBP 1,227,202	State Street Bank and Trust Company	8/19/2013	9,592	—	9,592
	USD 641,544	KRW 720,961,651	Bank of America N.A.	8/12/2013	10,810	—	10,810
	USD 1,581,717	KRW 1,782,655,517	Credit Suisse International	8/12/2013	22,161	—	22,161
	USD 726,625	KRW 819,961,279	Deutsche Bank AG London	8/12/2013	9,282	—	9,282
					$1,360,939	($178,779)	$1,182,160

Utilities Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2013, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $28.8 million to $72.9 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Utilities Trust	EUR 83,392	USD 109,424	Barclays Bank PLC	7/16/2013	—	($930)	($930)
	EUR 200,235	USD 264,804	Credit Suisse International	7/16/2013	—	(4,294)	(4,294)
	EUR 110,160	USD 146,098	Deutsche Bank AG London	7/16/2013	—	(2,778)	(2,778)
	EUR 19,543	USD 25,513	Goldman Sachs International	7/16/2013	—	(87)	(87)
	EUR 479,585	USD 632,738	JPMorgan Chase Bank N.A.	7/16/2013	—	(8,787)	(8,787)
	EUR 541,830	USD 713,045	UBS AG	7/16/2013	—	(8,112)	(8,112)
	GBP 420,000	USD 658,613	Barclays Bank PLC	9/18/2013	—	(20,244)	(20,244)
	GBP 110,832	USD 169,401	Credit Suisse International	7/16/2013	—	(875)	(875)
	GBP 5,524,533	USD 8,546,639	JPMorgan Chase Bank N.A.	7/16/2013	—	(146,282)	(146,282)
	USD 82,447	EUR 64,041	Barclays Bank PLC	7/16/2013	—	(872)	(872)
	USD 5,544,067	EUR 4,160,182	Barclays Bank PLC	9/18/2013	$130,013	—	130,013
	USD 75,917	EUR 58,300	Citibank N.A.	7/16/2013	67	—	67
	USD 113,011	EUR 86,312	Credit Suisse International	7/16/2013	718	—	718
	USD 24,517,192	EUR 18,765,386	Deutsche Bank AG London	7/16/2013	103,005	—	103,005
	USD 174,558	EUR 136,027	Goldman Sachs International	7/16/2013	—	(2,416)	(2,416)
	USD 8,719,103	EUR 6,687,805	JPMorgan Chase Bank N.A.	7/16/2013	18,120	—	18,120
	USD 27,946	EUR 21,466	UBS AG	7/16/2013	18	—	18
	USD 5,544,275	EUR 4,160,182	UBS AG	9/18/2013	130,220	—	130,220
	USD 481,330	GBP 311,221	Barclays Bank PLC	7/15/2013	8,098	—	8,098
	USD 1,039,323	GBP 668,878	Barclays Bank PLC	7/16/2013	22,257	—	22,257
	USD 466,948	GBP 307,740	Citibank N.A.	7/16/2013	—	(988)	(988)
	USD 3,107,055	GBP 2,027,588	Credit Suisse International	7/16/2013	23,996	—	23,996
	USD 10,039,901	GBP 6,576,667	Deutsche Bank AG London	7/16/2013	39,715	—	39,715
	USD 1,594,086	GBP 1,048,116	JPMorgan Chase Bank N.A.	7/16/2013	369	—	369
	USD 103,129	GBP 67,891	UBS AG	7/16/2013	—	(102)	(102)
					$476,596	($196,767)	$279,829

Options.  There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the portfolio realizes a loss equal to the cost of the option. If the portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, the portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the portfolio.

During the six months ended June 30, 2013, the Health Sciences Trust used purchased options to manage against anticipated changes in securities markets and to gain exposure to certain securities. During the six months ended June 30, 2013, the portfolio held purchased options with market values ranging up to $48,900, as measured at each quarter end. At June 30, 2013, the portfolio held no open purchased options contracts.

DERIVATIVE INSTRUMENTS, CONTINUED

The following tables summarize the portfolios’ written options activities during the six months ended June 30, 2013. In addition, the tables detail how the portfolios used written option contracts during six months ended June 30, 2013.

	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Capital Appreciation Value Trust
Outstanding, beginning of period	4,945	$700,843
Options written	5,356	910,824
Options closed	(2,676)	(307,135)
Options exercised	(1,673)	(264,249)
Options expired	(1,818)	(247,771)
Outstanding, end of period	4,134	$792,512
Health Sciences Trust
Outstanding, beginning of period	5,024	$3,144,960
Options written	1,248	666,837
Options closed	(1,949)	(1,094,349)
Options exercised	(563)	(280,893)
Options expired	(2,508)	(1,568,234)
Outstanding, end of period	1,252	$868,321

Options on securities

Capital Appreciation Value Trust

The portfolio used written options to gain exposure to certain securities markets.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Trust	CALLS
	Accenture PLC	$82.50	Jan 2014	64	$17,666	($8,480)
	Accenture PLC	80.00	Jan 2014	46	15,336	(8,625)
	Accenture PLC	85.00	Jan 2014	18	4,538	(1,665)
	IBM Corp.	230.00	Jan 2014	132	55,094	(12,540)
	JPMorgan Chase and Company	55.00	Jan 2014	252	29,064	(57,456)
	JPMorgan Chase and Company	45.00	Jan 2014	160	41,759	(136,000)
	Pfizer, Inc.	27.00	Jan 2014	449	55,191	(92,045)
	Philip Morris International, Inc.	97.50	Jan 2014	38	8,284	(3,781)
	Philip Morris International, Inc.	95.00	Jan 2014	38	11,096	(5,510)
	The Procter & Gamble Company	75.00	Jan 2014	206	21,336	(106,604)
	U.S. Bancorp	37.00	Jan 2014	622	43,395	(91,745)
	U.S. Bancorp	35.00	Jan 2014	363	45,032	(92,565)
	The Walt Disney Company	57.50	Jan 2014	97	20,707	(76,145)
	The Walt Disney Company	55.00	Jan 2014	97	30,306	(94,575)
	The Williams Companies, Inc.	40.00	Aug 2013	99	6,732	(842)
	The Williams Companies, Inc.	40.00	Jan 2014	147	12,789	(7,424)
	Zoetis, Inc.	35.00	Oct 2013	55	11,816	(3,300)
				2,883	$430,141	($799,302)

Health Sciences Trust

The portfolio used written options to manage against changes in securities markets and to gain exposure to certain securities.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Health Sciences Trust	CALLS
	Alexion Pharmaceuticals, Inc.	$110.00	Jan 2014	5	$5,185	($2,475)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	5	4,310	(1,925)
	Alkermes PLC	34.00	Aug 2013	53	9,915	(1,590)
	Alkermes PLC	37.00	Nov 2013	27	6,672	(1,822)
	Amgen, Inc.	90.00	Jul 2013	12	3,121	(10,770)
	Amgen, Inc.	97.50	Jan 2014	27	6,021	(21,803)
	Ariad Pharmaceuticals, Inc.	25.00	Aug 2013	29	3,326	(363)
	Covidien PLC	65.00	Jul 2013	36	3,672	(1,350)
	Davita HealthCare Partners, Inc.	120.00	Jul 2013	18	6,786	(8,280)
	Intuitive Surgical, Inc.	680.00	Jan 2014	7	17,689	(2,380)
	Mckesson Corp.	110.00	Aug 2013	18	3,996	(11,700)
	Mckesson Corp.	115.00	Aug 2013	9	1,030	(3,060)
	Regeneron Pharmaceuticals, Inc.	200.00	Sep 2013	27	31,953	(98,685)
	Zimmer Holdings, Inc.	80.00	Jan 2014	36	9,792	(10,800)
				309	$113,468	($177,003)
	PUTS
	Agilent Technologies, Inc.	$45.00	Jan 2014	56	$45,194	($27,020)
	Alexion Pharmaceuticals, Inc.	110.00	Jan 2014	11	27,466	(24,090)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	11	27,356	(28,160)

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Health Sciences Trust, continued	PUTS
	AmerisourceBergen Corp.	$45.00	Jan 2014	9	$4,229	($697)
	Bristol Myers Squibb Company	35.00	Jan 2014	73	26,608	(6,205)
	Centene Corp.	40.00	Jan 2014	19	12,863	(3,135)
	Edwards Lifesciences Corp.	100.00	Jan 2014	9	13,698	(29,835)
	Edwards Lifesciences Corp.	105.00	Aug 2013	7	11,529	(26,425)
	Eli Lilly & Company	55.00	Jan 2014	39	25,233	(30,420)
	Express Scripts Holding Company	55.00	Jan 2014	4	2,868	(904)
	Forest Laboratories, Inc.	40.00	Jan 2014	112	55,693	(28,280)
	Gilead Sciences, Inc.	35.00	Jan 2014	20	11,870	(1,080)
	Gilead Sciences, Inc.	42.50	Jan 2014	74	47,389	(12,765)
	Humana, Inc.	80.00	Jan 2014	7	10,789	(3,710)
	Medivation, Inc.	55.00	Jan 2014	68	78,812	(92,310)
	Mednax, Inc.	85.00	Aug 2013	9	5,543	(1,305)
	Merck & Company, Inc.	45.00	Jan 2014	45	23,894	(11,272)
	Nuance Communications, Inc.	25.00	Jan 2014	9	6,363	(6,300)
	Onyx Pharmaceuticals, Inc.	90.00	Jan 2014	23	38,299	(27,715)
	Onyx Pharmaceuticals, Inc.	75.00	Jan 2014	17	23,648	(8,755)
	Perrigo Company	105.00	Aug 2013	3	2,841	(83)
	Pfizer, Inc.	27.00	Jan 2014	127	31,819	(17,653)
	Pharmacyclics, Inc.	50.00	Jan 2014	6	7,183	(1,290)
	Sarepta Therapeutics, Inc.	40.00	Jan 2014	23	41,905	(25,300)
	St. Jude Medical, Inc.	45.00	Jan 2014	13	13,643	(4,420)
	St. Jude Medical, Inc.	30.00	Jan 2014	11	4,147	(385)
	Stryker Corp.	60.00	Jan 2014	19	14,430	(4,513)
	Teva Pharmaceutical Industries	45.00	Jan 2014	18	14,346	(11,880)
	UnitedHealth Group, Inc.	60.00	Jan 2014	32	29,761	(8,928)
	Vertex Pharmaceuticals, Inc.	60.00	Jan 2014	36	60,641	(11,070)
	ViroPharma, Inc.	30.00	Jan 2014	6	4,905	(2,280)
	Wellpoint, Inc.	70.00	Jan 2014	27	29,888	(6,804)
				943	$754,853	($464,989)

Over the counter options on securities

Capital Appreciation Value Trust

The portfolio used written options to gain exposure to certain securities markets.

Portfolio	Name of Issuer	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Trust	CALLS
	NRG Energy, Inc.	Citigroup Global	$27.00	Jan 2014	73	$15,841	($16,241)
	NRG Energy, Inc.	Citigroup Global	25.00	Jan 2014	74	24,753	(24,420)
	Oracle Corp.	Citigroup Global	32.00	Jan 2014	321	84,299	(50,558)
	Oracle Corp.	Citigroup Global	35.00	Jan 2014	160	32,320	(10,800)
	Oracle Corp.	Citigroup Global	33.00	Jan 2014	335	40,790	(40,368)
	PepsiCo, Inc.	Merrill Lynch	77.50	Jan 2014	133	63,308	(81,795)
	PepsiCo, Inc.	Merrill Lynch	75.00	Jan 2014	155	101,060	(124,388)
					1,251	$362,371	($348,570)

Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of Assets and Liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

DERIVATIVE INSTRUMENTS, CONTINUED

During the six months ended June 30, 2013, Core Allocation Plus Trust used CDS as a Buyer of protection to manage against potential credit events. During the six months ended June 30, 2013, the portfolio held credit default swap contracts with total USD notional amounts ranging $3.8 million to $11.5 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Core Allocation Plus Trust
	Goldman Sachs International	CMBX.NA.A.1	30,000	USD	$30,000	(0.350)%	Oct 2052	$13,227	($1,049)	$12,178
	Goldman Sachs International	CMBX.NA.AA.1	35,000	USD	35,000	(0.250)%	Oct 2052	7,271	183	7,454
	Goldman Sachs International	CMBX.NA.AM.4	155,000	USD	155,000	(0.500)%	Feb 2051	23,858	(4,883)	18,975
	Goldman Sachs International	CMBX.NA.AM.3	90,000	USD	90,000	(0.500)%	Dec 2049	8,882	1,171	10,053
	Goldman Sachs International	CMBX.NA.AM.2	210,000	USD	210,000	(0.500)%	Mar 2049	47,420	1,681	49,101
	Goldman Sachs International	ABX.HE.PENAAA.06-2	56,734	USD	56,734	(0.110)%	May 2046	14,697	(3,096)	11,601
	Goldman Sachs International	ABX.HE.AAA.06-1	30,719	USD	30,719	(0.180)%	Jul 2045	2,443	(1,438)	1,005
	Goldman Sachs International	ABX.HE.PENAAA.07-1	4,322	USD	4,322	(0.090)%	Aug 2037	1,412	165	1,577
	Goldman Sachs International	CDX-NAIGS20V1-5Y	2,680,000	USD	2,680,000	(1.000)%	Jun 2018	(31,892)	2,493	(29,399)
	Goldman Sachs International	ITRAXX-XOVERS19V1-5Y	210,000	EUR	271,702	(5.000)%	Jun 2018	(10,432)	7,447	(2,985)
	Goldman Sachs International	Everest RE Holding	50,000	USD	50,000	(1.750)%	Dec 2013	—	(394)	(394)
	JPMorgan Chase	CMBX.NA.A.1	110,000	USD	110,000	(0.350)%	Oct 2052	44,217	426	44,643
	JPMorgan Chase	CMBX.NA.AA.1	35,000	USD	35,000	(0.250)%	Oct 2052	6,895	559	7,454
	JPMorgan Chase	CMBX.NA.AJ.1	15,000	USD	15,000	(0.840)%	Oct 2052	1,055	150	1,205
	JPMorgan Chase	CMBX.NA.AA.2	25,000	USD	25,000	(0.150)%	Mar 2049	9,371	285	9,656
	JPMorgan Chase	CMBX.NA.AM.2	100,000	USD	100,000	(0.500)%	Mar 2049	6,059	558	6,617
	JPMorgan Chase	ABX.HE.PENAAA.06-2	54,708	USD	54,708	(0.110)%	May 2046	10,462	724	11,186
	JPMorgan Chase	ABX.HE.AA.06-1	66,096	USD	66,096	(0.320)%	Jul 2045	17,312	1,836	19,148
	JPMorgan Chase	ABX.HE.AAA.06-1	231,574	USD	231,574	(0.180)%	Jul 2045	12,418	(4,834)	7,584
	JPMorgan Chase	ABX.HE.PENAAA.07-1	133,973	USD	133,973	(0.090)%	Aug 2037	54,314	(5,427)	48,887
	JPMorgan Chase	CDX-NAHYS20V1-5Y	510,000	USD	510,000	(5.000)%	Jun 2018	(20,229)	4,305	(15,924)
	JPMorgan Chase	CDX-NAHYS19V1-5Y	210,000	USD	210,000	(5.000)%	Dec 2017	(2,215)	(7,235)	(9,450)
	Morgan Stanley & Company International Ltd.	CMBX.NA.A.1	25,000	USD	25,000	(0.350)%	Oct 2052	10,304	(155)	10,149
	Morgan Stanley & Company International Ltd.	CMBX.NA.AA.1	260,000	USD	260,000	(0.250)%	Oct 2052	57,120	(1,752)	55,368
	Morgan Stanley & Company International Ltd.	CMBX.NA.AJ.1	50,000	USD	50,000	(0.840)%	Oct 2052	3,477	541	4,018
	Morgan Stanley & Company International Ltd.	CMBX.NA.AJ.4	60,000	USD	60,000	(0.960)%	Feb 2051	22,900	(5,248)	17,652
	Morgan Stanley & Company International Ltd.	CMBX.NA.AM.4	15,000	USD	15,000	(0.500)%	Feb 2051	1,504	332	1,836
	Morgan Stanley & Company International Ltd.	CMBX.NA.AM.3	25,000	USD	25,000	(0.500)%	Dec 2049	2,245	548	2,793
	Morgan Stanley & Company International Ltd.	CMBX.NA.AA.2	20,000	USD	20,000	(0.150)%	Mar 2049	7,875	(221)	7,654
	Morgan Stanley & Company International Ltd.	CMBX.NA.AM.2	45,000	USD	45,000	(0.500)%	Mar 2049	2,210	768	2,978
	Morgan Stanley & Company International Ltd.	ABX.HE.PENAAA.06-2	133,730	USD	133,730	(0.110)%	May 2046	29,080	(1,737)	27,343
	Morgan Stanley & Company International Ltd.	ABX.HE.AAA.06-1	288,286	USD	288,286	(0.180)%	Jul 2045	8,286	1,149	9,435
	Morgan Stanley & Company International Ltd.	CDX-NAIGS20V1-5Y	2,195,000	USD	2,195,000	(1.000)%	Jun 2018	(30,017)	8,625	(21,392)
	Morgan Stanley & Company International Ltd.	ITRAXX-XOVERS19V1-5Y	110,000	EUR	142,646	(5.000)%	Jun 2018	(1,124)	(437)	(1,561)
					$8,364,490			$330,405	($3,960)	$326,445

Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The portfolio used CDS as a Seller of protection during the six months ended June 30, 2013, to take a long position in the exposure of the benchmark credit. During the six months ended June 30, 2013, the portfolio acted as Seller on credit default swap contracts with total USD notional amounts ranging from $3.1 million to $9.3 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the portfolio held as of June 30, 2013, where the portfolio acted as Seller of protection.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 6-30-13	Notional Amount	Currency	US Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Core Allocation Plus Trust
	Goldman Sachs International	CMBX.NA.AAA.6	Aaa	205,000	USD	$205,000	0.500%	May 2063	($5,249)	($6,296)	($11,545)
	Goldman Sachs International	CMBX.NA.BB.6	Ba2	35,000	USD	35,000	5.000%	May 2063	(2,493)	(1,036)	(3,529)
	Goldman Sachs International	CMBX.NA.BBB-.6	Baa3	110,000	USD	110,000	3.000%	May 2063	(1,256)	(9,430)	(10,686)
	Goldman Sachs International	CDX-EMS19V1-5Y	3.18%	835,000	USD	835,000	5.000%	Jun 2018	102,862	(34,299)	68,563
	Goldman Sachs International	CDX-EM.ex-EUS18V1-5Y	3.17%	370,000	USD	370,000	5.000%	Dec 2017	38,577	(10,618)	27,959

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 6-30-13	Notional Amount	Currency	US Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Core Allocation Plus Trust, continued
	JPMorgan Chase	CMBX.NA.AAA.6	Aaa	250,000	USD	$250,000	0.500%	May 2063	($6,762)	($7,251)	($14,013)
	JPMorgan Chase	CMBX.NA.AA.4	Caa2	130,000	USD	130,000	1.650%	Feb 2051	(80,441)	1,177	(79,264)
	JPMorgan Chase	CMBX.NA.AAA.3	Aa1	50,000	USD	50,000	0.080%	Dec 2049	(2,245)	192	(2,053)
	JPMorgan Chase	CMBX.NA.AJ.3	B3	70,000	USD	70,000	1.470%	Dec 2049	(23,941)	3,774	(20,167)
	JPMorgan Chase	ABX.HE.AAA.06-2	B1	69,256	USD	69,256	0.110%	May 2046	(21,759)	1,164	(20,595)
	Morgan Stanley & Company International Ltd.	CMBX.NA.AAA.6	Aaa	490,000	USD	490,000	0.500%	May 2063	(11,225)	(16,234)	(27,459)
	Morgan Stanley & Company International Ltd.	CMBX.NA.BB.6	Ba2	130,000	USD	130,000	5.000%	May 2063	(2,919)	(10,188)	(13,107)
	Morgan Stanley & Company International Ltd.	CMBX.NA.BBB-.6	Baa3	20,000	USD	20,000	3.000%	May 2063	(1,600)	(381)	(1,981)
	Morgan Stanley & Company International Ltd.	CMBX.NA.AA.4	Caa2	50,000	USD	50,000	1.650%	Feb 2051	(30,089)	(397)	(30,486)
	Morgan Stanley & Company International Ltd.	CMBX.NA.AJ.3	B3	130,000	USD	130,000	1.470%	Dec 2049	(39,378)	1,926	(37,452)
	Morgan Stanley & Company International Ltd.	PRIMEX.ARM.2	Ca	144,494	USD	144,494	4.580%	Dec 2037	(7,917)	12,875	4,958
	Morgan Stanley & Company International Ltd.	PRIMEX.ARM.1	B3	42,948	USD	42,948	4.420%	Jun 2036	1,805	2,783	4,588
						$3,131,697			($94,030)	($72,239)	($166,269)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios by risk category:

Portfolio	Risk	Statements of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
500 Index Trust B	Equity Contracts	Receivable/payable for futures	Futures†	—	($308,528)
	Total			—	($308,528)
All Cap Core Trust	Equity Contracts	Receivable/payable for futures	Futures†	—	($19,908)
	Total			—	($19,908)
Capital Appreciation Value Trust	Equity Contracts	Written options, at value	Options	—	($1,147,872)
	Total			—	($1,147,872)
Core Allocation Plus Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($317,571)
	Equity contracts	Receivable/payable for futures	Futures†	$73,202	(43,072)
	Credit contracts	Swap contracts, at value	Credit default swaps	513,618	(353,442)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	14,593	(14,055)
	Total			$601,413	($728,140)
Health Sciences Trust	Equity contracts	Written options, at value	Options	—	($641,992)
	Total			—	($641,992)
Heritage Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$15,142	—
	Total			$15,142	—
International Core Trust	Equity contracts	Receivable/payable for futures	Futures†	$40,618	($419,741)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	2,892,266	(1,335,451)
	Total			$2,932,884	($1,755,192)
International Equity Index Trust B	Equity contracts	Receivable/payable for futures	Futures†	$134,654	($240,009)
	Total			$134,654	($240,009)
Mid Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures†	$145,578	—
	Total			$145,578	—
Mutual Shares Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$1,360,939	($178,779)
	Total			$1,360,939	($178,779)
Small Cap Index Trust	Equity contracts	Receivable/payable for futures	Futures†	—	($48,869)
	Total			—	($48,869)
Smaller Company Growth Trust	Equity contracts	Receivable/payable for futures	Futures†	—	($4,537)
	Total			—	($4,537)

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Risk	Statements of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Strategic Equity Allocation Trust	Equity contracts	Receivable/payable for futures	Futures†	$199,821	($3,024,284)
	Total			$199,821	($3,024,284)
Total Stock Market Index Trust	Equity contracts	Receivable/payable for futures	Futures†	—	($313,112)
				—	($313,112)
Utilities Trust	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$476,596	($196,767)
	Total			$476,596	($196,767)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

Effect of derivative instruments on the Statements of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2013:

	Statements of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Foreign Currency Transactions*	Total
500 Index Trust B	Equity contracts	—	—	$10,283,583	—	—	$10,283,583
	Total	—	—	$10,283,583	—	—	$10,283,583
All Cap Core Trust	Equity contracts	—	—	$715,334	—	—	$715,334
	Total	—	—	$715,334	—	—	$715,334
Capital Appreciation Value Trust	Equity contracts		($45,077)	—	—	$23,469	($21,608)
	Total	—	($45,077)	—	—	$23,469	($21,608)
Core Allocation Plus Trust	Credit contracts	—	—	—	($35,320)	—	($35,320)
	Equity Contracts	—	—	$1,051,730	—	—	1,051,730
	Foreign currency contracts	—	—	—	—	$21,938	21,938
	Interest rate contracts	—	—	172,550	(11,513)	—	161,037
	Total	—	—	$1,224,280	($46,833)	$21,938	$1,199,385
Health Sciences Trust	Equity contracts	($3,606)	$1,247,699	—	—	—	$1,244,093
	Total	($3,606)	$1,247,699	—	—	—	$1,244,093
Heritage Trust	Foreign currency contracts	—	—	—	—	$9,771	$9,771
	Total	—	—	—	—	$9,771	$9,771
International Core Trust	Equity contracts	—	—	$1,558,875	—	—	$1,558,875
	Foreign currency contracts	—	—	—	—	$3,155,082	3,155,082
	Total	—	—	$1,558,875	—	$3,155,082	$4,713,957
International Equity Index Trust B	Equity contracts	—	—	$189,007	—	—	$189,007
	Total	—	—	$189,007	—	—	$189,007
Mid Cap Index Trust	Equity contracts	—	—	$2,710,350	—	—	$2,710,350
	Total	—	—	$2,710,350	—	—	$2,710,350
Mutual Shares Trust	Equity contracts	—	$5,958	—	—	—	$5,958
	Foreign currency contracts	—	—	—	—	($1,627,952)	(1,627,952)
	Total	—	$5,958	—	—	($1,627,952)	($1,621,994)
Small Cap Index Trust	Equity contracts	—	—	$2,706,782	—	—	$2,706,782
	Total	—	—	$2,706,782	—	—	$2,706,782
Smaller Company Growth Trust	Equity contracts	—	—	$240,838	—	—	$240,838
	Total	—	—	$240,838	—	—	$240,838
Strategic Equity Allocation Trust	Equity contracts	—	—	$21,803,423	—	—	$21,803,423
	Total	—	—	$21,803,423	—	—	$21,803,423
Total Stock Market Index Trust	Equity contracts	—	—	$1,813,111	—	—	$1,813,111
	Total	—	—	$1,813,111	—	—	$1,813,111
Utilities Trust	Foreign currency contracts	—	—	—	—	($65,991)	($65,991)
	Total	—	—	—	—	($65,991)	($65,991)

*	Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

DERIVATIVE INSTRUMENTS, CONTINUED

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2013:

	Statements of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Translation of assets and liabilities in foreign currencies*	Total
500 Index Trust B	Equity contracts	—	—	($44,337)	—	—	($44,337)
	Total	—	—	($44,337)	—	—	($44,337)
All Cap Core Trust	Equity contracts	—	—	($8,098)	—	—	($8,098)
	Total	—	—	($8,098)	—	—	($8,098)
Alpha Opportunities Trust	Equity contracts	—	—	—	—	$4,641	$4,641
	Total	—	—	—	—	$4,641	$4,641
Capital Appreciation Value Trust	Equity contracts	—	($392,606)	—	—	—	($392,606)
	Total	—	($392,606)	—	—	—	($392,606)
Core Allocation Plus Trust	Interest rate contracts	—	—	($30,230)	—	—	($30,230)
	Equity contracts	—	—	(415,782)	—	—	(415,782)
	Credit contracts	—	—	—	($90,969)	—	(90,969)
	Foreign currency contracts	—	—	—	—	$4,659	4,659
	Total	—	—	($446,012)	($90,969)	$4,659	($532,322)
Health Sciences Trust	Equity contracts	($28,535)	($955,733)	—	—	—	($984,268)
	Total	($28,535)	($955,733)	—	—	—	($984,268)
Heritage Trust	Foreign currency contracts	—	—	—	—	$14,939	$14,939
	Total	—	—	—	—	$14,939	$14,939
International Core Trust	Foreign currency contracts	—	—	—	—	$188,081	$188,081
	Equity contracts	—	—	($351,358)	—	—	(351,358)
	Total	—	—	($351,358)	—	$188,081	($163,277)
International Equity Index Trust B	Equity contracts	—	—	($540,333)	—	—	($540,333)
	Total	—	—	($540,333)	—	—	($540,333)
Mid Cap Index Trust	Equity contracts	—	—	$3,815	—	—	$3,815
	Total	—	—	$3,815	—	—	$3,815
Mutual Shares Trust	Foreign currency contracts	—	—	—	—	$5,372,141	$5,372,141
	Total	—	—	—	—	$5,372,141	$5,372,141
Small Cap Index Trust	Equity contracts	—	—	($442,186)	—	—	($442,186)
	Total	—	—	($442,186)	—	—	($442,186)
Smaller Company Growth Trust	Equity contracts	—	—	($35,751)	—	—	($35,751)
	Total	—	—	($35,751)	—	—	($35,751)
Strategic Equity Allocation Trust	Equity contracts	—	—	($3,897,031)	—	—	($3,897,031)
	Total	—	—	($3,897,031)	—	—	($3,897,031)
Total Stock Market Index Trust	Equity contracts	—	—	($334,794)	—	—	($334,794)
	Total	—	—	($334,794)	—	—	($334,794)

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of Operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the portfolios enter into contracts with service providers that contain general indemnification clauses. The portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the portfolios and the net assets of a similar portfolio of John Hancock Funds II (JHF II), unless otherwise noted below. JHF II Funds are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC.

•	500 Index Trust B — a) 0.470% of the first $500 million of average net assets and b) 0.460% of the excess over $500 million of net assets.

•	All Cap Core Trust and All Cap Value Trust — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

•	Alpha Opportunities Trust — a) 1.025% of the first $250 million of aggregate net assets; b) 1.000% of aggregate net assets between $250 million and $500 million; c) 0.975% of aggregate net assets between $500 million and $1 billion; and d) 0.950% of the excess over $1 billion of aggregate net assets.

•	Blue Chip Growth Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Capital Appreciation Trust — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of aggregate net assets between $300 million and $500 million; c) 0.700% of the aggregate net assets between $500 million and $1 billion; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Trust — If net aggregate assets are less than $500 million, then the following fee schedule applies: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

•	Core Allocation Plus Trust — a) 0.915% of the first $500 million of aggregate net assets and b) 0.865% of the excess over $500 million of aggregate net assets.

•	Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust and Franklin Templeton Founding Allocation Trust — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust, John Hancock Funds II (JHF II) and John Hancock Funds III (JHF III) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. In the case of Core Fundamental Holdings Trust and Core Global Diversification Trust, Affiliated Funds also include the funds of American Fund Insurance Series. The advisory fee paid on Affiliated Fund Assets is as follows: a) 0.050% of the first $500 million of average net assets and b) 0.040% of the excess over $500 million of average net assets. The advisory fee paid on Other Assets is as follows: a) 0.500% of the first $500 million of average net assets and b) 0.490% of the excess over $500 million of average net assets.

•	Disciplined Diversification Trust — a) 0.800% of the first $100 million of average net assets; b) 0.700% of average net assets between $100 million and $1 billion; and c) 0.650% of the excess over $1 billion of average net assets.

•	Emerging Markets Value Trust — a) 1.000% of the first $100 million of aggregate net assets and b) 0.950% of the excess over $100 million of aggregate net assets.

•	Equity-Income Trust — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

•	Financial Services Trust and Fundamental Value Trust — a) 0.800% of the first $50 million of aggregate net assets; b) 0.775% of aggregate net assets between $50 million and $500 million; and c) 0.750% of the excess over $500 million of aggregate net assets.

•	Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets and b) 0.650% of the excess over $2.5 billion of aggregate net assets.

•	Fundamental Holdings Trust and Global Diversification Trust — Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of JHF II for all the funds listed. The daily management fee paid on these assets is a) 0.050% on the first $500 million of aggregate net assets and b) 0.040% of the excess over $500 million of aggregate net assets.

•	Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of aggregate net assets; b) 0.650% of aggregate net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of aggregate net assets.

•	Global Trust — Aggregate net assets are the aggregate net assets of Global Trust, International Value Trust, Income Trust, Mutual Shares Trust, JHF II Global Fund, JHF II International Value Fund, JHF II Income Fund, JHF II Mutual Shares Fund and JHF II International Small Cap Fund. The advisory fees paid are as follows: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets.

•	Growth Equity Trust — Aggregate net assets are the aggregate net assets of Growth Equity Trust and the John Hancock Funds III Rainier Growth Fund. The advisory fees paid are as follows: a) 0.730% of the first $3 billion of aggregate net assets; b) 0.725% of aggregate net assets between $3 billion and $6 billion; and c) 0.700% of the excess over $6 billion of aggregate net assets.

•	Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Heritage Trust — a) 0.850% of the first $400 million of aggregate net assets; b) 0.825% of aggregate net assets between $400 million and $1 billion; and d) 0.800% of the excess over $1 billion of aggregate net assets.

•	International Core Trust — Aggregate net assets are the aggregate net assets of International Core Trust and JHF III International Core Fund. The advisory fees paid are as follows: a) 0.920% of the first $100 million of aggregate net assets; b) 0.895% of aggregate net assets between $100 million and $1 billion; c) 0.880% of aggregate net assets between $1 billion and $2 billion; d) 0.850% of aggregate net assets between $2 billion and $3 billion; e) 0.825% of aggregate net assets between $3 billion and $4 billion; and f) 0.800% of aggregate net assets in excess over $4 billion.

•	International Equity Index Trust B — a) 0.550% of the first $100 million of average net assets and b) 0.530% of the excess over $100 million of average net assets.

•	International Growth Stock Trust — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of aggregate net assets between $250 million and $750 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Company Trust — 0.950% of aggregate net assets.

•	International Value Trust — Aggregate net assets are the aggregate net assets of Global Trust, Income Trust, International Value Trust, Mutual Shares Trust, JHF II Global Fund, JHF II Income Fund, JHF II International Small Cap Fund, JHF II International Value Fund and JHF II Mutual Shares Fund. The advisory fees paid are as fol- lows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of aggregate net assets between $150 million and $300 million; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets.

•	Lifestyle PS Series — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B, and b) a fee on net assets not invested in affiliated funds (Other Assets). The advisory fee paid on Affiliated Fund Assets is as follows: a) 0.050% of the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other Assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion in aggregate net assets.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Mid Cap Index Trust and Small Cap Index Trust — a) 0.490% of the first $250 million of aggregate net assets; b) 0.480% of aggregate net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of aggregate net assets.

•	Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Cap Value Equity Trust — a) 0.875% of the first $250 million of aggregate net assets; b) 0.850% of aggregate net assets between $250 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $1 billion; and d) 0.800% of the excess over $1 billion of aggregate net assets.

•	Mid Value Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 0.950% of the excess over $50 million of aggregate net assets.

•	Mutual Shares Trust — a) 0.960% of the first $750 million of aggregate net assets; and b) 0.920% of the excess over $750 million of aggregate net assets. However, when aggregate net assets exceed $750 million then the advisory fee rate is 0.92% of aggregate net assets.

•	Natural Resources Trust — a) 1.000% of the first $1 billion of aggregate net assets and b) 0.975% of aggregate net assets between $1 billion and $2 billion; and c) 0.950% excess over $2 billion of aggregate net assets.

•	Real Estate Securities Trust — 0.700% of net assets.

•	Science & Technology Trust and Small Company Value Trust — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Growth Trust — a) 1.100% of the first $100 million of aggregate net assets and b) 1.050% of the excess over $100 million of aggregate net assets.

•	Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

•	Small Cap Value Trust — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of aggregate net assets between $100 million and $600 million; and c) 1.000% of the excess over $600 million of aggregate net assets.

•	Small Company Growth Trust — a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of the portfolio, JHF II Small Company Growth Fund, Small Cap Opportunities Trust, JHF II Small Cap Opportunities Fund, International Growth Stock Trust, JHF II International Growth Stock Fund, Value Trust and JHF II Value Fund, exceed $1 billion, then the advisory rate for Small Company Growth Trust will be 1.000% of aggregate net assets.

•	Smaller Company Growth Trust — a) 1.100% of the first $125 million of aggregate net assets; b)1.050% of aggregate net assets between $125 million and $375 million; c) 1.000% of aggregate net assets between $375 million and $1 billion; and d) 0.950% of the excess over $1 billion of aggregate net assets.

•	Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion and d) 0.600% of the excess over $10 billion of aggregate net assets.

•	Total Stock Market Index Trust — a) 0.490% of the first $250 million of aggregate net assets; b) 0.480% of aggregate net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of aggregate net assets.

•	U.S. Equity Trust — a) 0.780% of the first $500 million of aggregate net assets; b) 0.760% of aggregate net assets between $500 million and $1 billion; and c) 0.740% of the excess over $1 billion of aggregate net assets.

•	Utilities Trust — a) 0.825% of the first $600 million of aggregate net assets; b) 0.800% of aggregate net assets between $600 million and $900 million; c) 0.775% of aggregate net assets between $900 million and $1.5 billion; and d) 0.700% of the excess over $1.5 billion of aggregate net assets.

•	Value Trust — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:

Portfolios	Subadvisor
Science & Technology Trust	Allianz Global Investors U.S. LLC[1]; T. Rowe Price Associates, Inc.
Heritage Trust	American Century Investment Management, Inc.
Mid Cap Value Equity Trust	Columbia Management Investment Advisers, LLC
Financial Services Trust	Davis Selected Advisers, L.P.
Fundamental Value Trust
Real Estate Securities Trust	Deutsche Investment Management Americas, Inc.
Disciplined Diversification Trust	Dimensional Fund Advisors LP
Emerging Markets Value Trust
International Small Company Trust
Small Cap Opportunities Trust	Dimensional Fund Advisors LP; Invesco Advisers, Inc.
Mutual Shares Trust	Franklin Mutual Advisers, LLC
International Core Trust	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. Equity Trust
International Growth Stock Trust	Invesco Advisers, Inc.
Small Company Growth Trust
Value Trust

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolios	Subadvisor
Capital Appreciation Trust	Jennison Associates LLC
Smaller Company Growth Trust	Frontier Capital Management Company, LLC, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, Perimeter Capital Management LLC
Core Fundamental Holdings Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John
Core Global Diversification Trust	Hancock Asset Management a division of Manulife Asset Management (North America)
Core Strategy Trust	Limited[2]
Fundamental Holdings Trust
Global Diversification Trust
Lifestyle Balanced PS Series
Lifestyle Conservative PS Series
Lifestyle Growth PS Series
Lifestyle Moderate PS Series
Franklin Templeton Founding Allocation Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Strategic Equity Allocation Trust
500 Index Trust B	John Hancock Asset Management a division of Manulife Asset Management (North America)
Mid Cap Index Trust	Limited[2]
Small Cap Index Trust
Total Stock Market Index Trust
All Cap Value Trust	Lord, Abbett & Co. LLC
Utilities Trust	MFS Investment Management
All Cap Core Trust	QS Investors, LLC
Growth Equity Trust	Rainier Investment Management
International Equity Index Trust B	SSgA Funds Management, Inc.
Blue Chip Growth Trust	T. Rowe Price Associates, Inc.
Capital Appreciation Value Trust
Equity-Income Trust
Health Sciences Trust
Mid Value Trust
Small Company Value Trust
Global Trust	Templeton Global Advisors Limited
International Value Trust	Templeton Investment Counsel, LLC
Alpha Opportunities Trust	Wellington Management Company, LLP
Core Allocation Plus Trust
Mid Cap Stock Trust
Small Cap Growth Trust
Small Cap Value Trust
Natural Resources Trust	Wellington Management Company, LLP; RS Investment Management Co. LLC

1	Effective March 31, 2013, RCM Capital Management, LLC merged into Allianz Global Investors, U.S. LLC.

2	An affiliate of the Adviser.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the portfolios dealing with services for shareholders and others with beneficial interests in shares of the portfolios. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
All Cap Core Trust	0.200%
All Cap Value Trust	0.200%
Alpha Opportunities Trust	0.200%
American Asset Allocation Trust	0.100%
American Global Growth Trust	0.100%
American Growth Trust	0.100%
American Growth-Income Trust	0.100%
American International Trust	0.100%
American New World Trust	0.100%
Blue Chip Growth Trust	0.200%
Capital Appreciation Trust	0.200%

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Expense limitation as a percentage of average net assets
Capital Appreciation Value Trust	0.200%
Core Allocation Plus Trust	0.200%
Core Strategy Trust	0.100%
Disciplined Diversification Trust	0.200%
Emerging Markets Value Trust	0.250%
Equity-Income Trust	0.200%
Financial Services Trust	0.200%
Franklin Templeton Founding Allocation Trust	0.100%
Fundamental All Cap Core Trust	0.200%
Fundamental Holdings Trust	0.100%
Fundamental Large Cap Value Trust	0.200%
Fundamental Value Trust	0.200%
Global Trust	0.250%
Growth Diversification Trust	0.100%
Growth Equity Trust	0.200%
Health Sciences Trust	0.200%
Heritage Trust	0.200%
International Core Trust	0.250%
International Growth Stock Trust	0.250%
International Small Company Trust	0.250%
International Value Trust	0.250%
Mid Cap Index Trust	0.075%
Mid Cap Stock Trust	0.200%
Mid Cap Value Equity Trust	0.200%
Mid Value Trust	0.200%
Mutual Shares Trust	0.200%
Natural Resources Trust	0.200%
Real Estate Securities Trust	0.200%
Science & Technology Trust	0.200%
Small Cap Growth Trust	0.200%
Small Cap Index Trust	0.075%
Small Cap Opportunities Trust	0.200%
Small Cap Value Trust	0.200%
Small Company Growth Trust	0.200%
Small Company Value Trust	0.200%
Smaller Company Growth Trust	0.200%
Strategic Equity Allocation Trust	0.200%
Total Stock Market Index Trust	0.075%
U.S. Equity Trust	0.200%
Utilities Trust	0.200%
Value Trust	0.200%

Effective June 1, 2013, the Advisor contractually agreed to waive a portion of its management fee for certain portfolios (the Participating Portfolios) of the Trust, John Hancock Funds, John Hancock Funds II, and John Hancock Funds III. All portfolios except 500 Index Trust B, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust, Global Diversification Trust, International Equity Index Trust B, Lifestyle PS Series, Mid Cap Index Trust, Small Cap Index Trust, and Total Stock Market Index Trust covered in this report are Participating Portfolios. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion up to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion up to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. This arrangement may be amended or terminated at any time by the Advisor upon notice to the portfolios.

Prior to June 1, 2013, the Advisor contractually agreed to waive a portion of its management fee for certain portfolios (the Participating Portfolios) of the Trust and JHF II. All portfolios except 500 Index Trust B, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust, Global Diversification Trust, International Equity Index Trust B, Lifestyle PS Series, Mid Cap Index Trust, Small Cap Index Trust, and Total Stock Market Index Trust covered in this report are Participating Portfolios. The prior waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. This arrangement may be amended or terminated at any time by the Advisor upon notice to the portfolios.

The Advisor has contractually agreed to waive its advisory fee for 500 Index Trust B, International Equity Index Trust B in an amount so that annual operating expenses do not exceed 0.25% and 0.34% respectively. The waiver excludes Rule 12b-1 fees, taxes, short dividends, brokerage commissions, interest expense, litigation and indemnification expenses, underlying fund expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The expense waivers will remain in effect until April 30, 2014, and may terminate any time thereafter.

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Advisor has contractually agreed to waive its management fee for Global Trust, International Value Trust, Small Cap Opportunities Trust and Smaller Company Growth Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolios’ average daily net assets. The expense reimbursements will remain in effect until April 30, 2014, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its advisory fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average daily net assets, respectively. The expense limitation agreements expire on April 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reimburse certain other expenses for Lifestyle PS Series so that certain expenses do not exceed 0.10% of average daily net assets of the Lifestyle PS Series. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the portfolios’ business, the advisory fee, the Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2014, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its management fee for Natural Resources Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. The expense reimbursements will remain in effect until December 31, 2013, and may terminate at any time thereafter.

The Advisor has voluntarily agreed to reimburse certain other expenses for Core Fundamental Holdings Trust and Core Global Diversification Trust so that certain expenses do not exceed 0.10% of the average daily net assets of each portfolio. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the portfolios’ business, the advisory fee, the Rule 12b-1 fees, underlying fund expenses and short dividends. This waiver may be terminated at any time by the Advisor. Prior to May 1, 2013, the Advisor voluntarily agreed to reimburse certain other expenses so that they did not exceed 0.05%.

The Advisor has voluntarily agreed to limit its advisory fee for Strategic Equity Allocation Trust in an amount so that the annual operating expenses do not exceed 0.47%. This waiver may be terminated at any time by the Advisor.

The Advisor has voluntarily agreed to waive its management fee by 0.03% for Natural Resources Trust and the Alpha Opportunities Trust. This waiver may be terminated at any time by the Advisor.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by Deutsche Investment Management Americas, Inc. by 4% of the advisory fee on aggregate assets over $1.6 billion pursuant to the advisory agreement with Deutsche Investment Management Americas, Inc. This waiver impacts Real Estate Securities Trust. This waiver may be terminated at any time by the Advisor.

For the six months ended June 30, 2013, the waivers under these agreements amounted to:

EXPENSE REIMBURSEMENT BY CLASS

Portfolio	Series I	Series II	Series III	Series NAV	TOTAL
500 Index Trust B	$1,482,026	$56,616	—	$1,409,030	$2,947,672
All Cap Core Trust	1,663	185	—	5,920	7,768
All Cap Value Trust	636	575	—	9,625	10,836
Alpha Opportunities Trust	33	—	—	41,436	41,469
American Asset Allocation Trust	4,176	28,235	$3,400	—	35,811
American Global Growth Trust	58	3,995	375	—	4,428
American Growth Trust	1,960	19,139	2,305	—	23,404
American Growth-Income Trust	5,051	17,352	5,577	—	27,980
American International Trust	1,735	11,726	1,083	—	14,544
American New World Trust	234	1,339	51	—	1,624
Blue Chip Growth Trust	48,774	21,846	—	238,163	308,783
Capital Appreciation Trust	3,660	1,493	—	17,221	22,374
Capital Appreciation Value Trust	224	58,656	—	5,023	63,903
Core Allocation Plus Trust	434	3,150	—	292	3,876
Core Fundamental Holdings Trust	2	19,627	1,487	—	21,116
Core Global Diversification Trust	13	27,389	1,624	—	29,026
Disciplined Diversification Trust	5	4,530	—	443	4,978
Emerging Markets Value Trust	105	—	—	22,782	22,887
Equity-Income Trust	56,765	31,626	—	269,559	357,950
Financial Services Trust	2,337	520	—	433	3,290
Fundamental All Cap Core Trust	2,943	1,408	—	25,425	29,776
Fundamental Large Cap Value Trust	1,843	357	—	9,553	11,753
Fundamental Value Trust	6,988	5,632	—	20,236	32,856
Global Trust	11,243	2,133	—	30,298	43,674
Growth Equity Trust	—	—	—	9,573	9,573
Health Sciences Trust	23,115	21,798	—	15,486	60,399
Heritage Trust	—	—	—	3,006	3,006
International Core Trust	935	439	—	14,231	15,605
International Equity Index Trust B	298,516	30,987	—	396,890	726,393
International Growth Stock Trust	55	459	—	10,336	10,850
International Small Company Trust	846	526	—	707	2,079
International Value Trust	2,375	2,024	—	18,299	22,698
Lifestyle Conservative PS Series	—	4,216	—	—	4,216
Mid Cap Index Trust	261,204	39,913	—	33,037	334,154
Mid Cap Stock Trust	3,900	2,347	—	10,101	16,348
Mid Cap Value Equity Trust	—	—	—	2,991	2,991

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Series I	Series II	Series III	Series NAV	TOTAL
Mid Value Trust	$77,938	$21,226	—	$101,601	$200,765
Mutual Shares Trust	4,418	—	—	9,267	13,685
Natural Resources Trust	1,094	9,616	—	7,136	17,846
Real Estate Securities Trust	2,036	1,514	—	5,092	8,642
Science & Technology Trust	50,690	7,144	—	2,361	60,195
Small Cap Growth Trust	1,961	726	—	6,130	8,817
Small Cap Index Trust	59,142	15,524	—	14,512	89,178
Small Cap Opportunities Trust	15,337	14,777	—	43,476	73,590
Small Cap Value Trust	6,433	887	—	6,880	14,200
Small Company Growth Trust	—	—	—	2,301	2,301
Small Company Value Trust	23,893	21,635	—	64,549	110,077
Smaller Company Growth Trust	64,327	15,286	—	100,599	180,212
Strategic Equity Allocation Trust	—	—	—	7,199,066	7,199,066
U.S. Equity Trust	2,868	182	—	17,074	20,124
Utilities Trust	5,565	563	—	615	6,743
Value Trust	9,429	668	—	556	10,653

Expense recapture.  The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended ended June 30, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Fund Name	Amounts eligible for recovery through 12-1-2013	Amounts eligible for recovery through 12-1-2014	Amounts eligible for recovery through 12-1-2015	Amounts eligible for recovery through 6-1-2016	Amount recovered during the period ended 6-30-2013
500 Index Trust B	$817,346	$2,064,292	$2,637,042	$2,947,672	—
Core Fundamental Holdings Trust	—	—	—	21,116	$11,089
Core Global Diversification Trust	—	—	—	29,026	—
International Equity Index Trust B	338,147	767,404	831,519	726,393	—
Lifestyle Conservative PS Series	—	49,710	21,032	4,216	—
Lifestyle Moderate PS Series	—	36,187	11,677	—	8,647

Amounts recovered by class
Portfolio	Series I	Series II	Series III	Total
Core Fundamental Holdings Trust	$1	$10,296	$792	$11,089
Lifestyle Moderate PS Series	—	8,647	—	8,647

The net investment management fees incurred for the six months ended June 30, 2013, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to an annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
500 Index B Trust	0.23%
All Cap Core Trust	0.78%
All Cap Value Trust	0.77%
Alpha Opportunities Trust	0.96%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
American New World Trust	0.00%*
Blue Chip Growth Trust	0.75%
Capital Appreciation Trust	0.70%
Capital Appreciation Value Trust	0.77%
Core Allocation Plus Trust	0.91%
Core Fundamental Holdings Trust	0.04%
Core Global Diversification Trust	0.08%
Core Strategy Trust	0.05%
Disciplined Diversification Trust	0.74%
Emerging Markets Value Trust	0.95%
Equity-Income Trust	0.75%
Financial Services Trust	0.78%
Franklin Templeton Founding Allocation Trust	0.04%
Fundamental All Cap Core Trust	0.67%
Fundamental Holdings Trust	0.04%
Fundamental Large Cap Value Trust	0.65%
Fundamental Value Trust	0.75%
Global Trust	0.80%
Global Diversification Trust	0.04%
Growth Equity Trust	0.73%
Health Sciences Trust	0.98%
Heritage Trust	0.85%
International Core Trust	0.88%
International Equity Index B Trust	0.31%
International Growth Stock Trust	0.79%
International Small Company Trust	0.95%
International Value Trust	0.80%
Lifestyle Balanced PS Series	0.05%
Lifestyle Conservative PS Series	0.04%
Lifestyle Growth PS Series	0.05%
Lifestyle Moderate PS Series	0.07%
Mid Cap Index Trust	0.38%
Mid Cap Stock Trust	0.83%
Mid Cap Value Equity Trust	0.87%
Mid Value Trust	0.90%
Mutual Shares Trust	0.92%
Natural Resources Trust	0.98%
Real Estate Securities Trust	0.70%
Science & Technology Trust	1.01%
Small Cap Growth Trust	1.05%
Small Cap Index Trust	0.44%
Small Cap Opportunities Trust	0.91%
Small Cap Value Trust	1.04%

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Annual Effective Rate
Small Company Growth Trust	1.00%
Small Company Value Trust	0.98%
Smaller Company Growth Trust	0.91%
Strategic Equity Allocation Trust	0.47%
Total Stock Market Index Trust	0.49%
U.S. Equity Trust	0.75%
Utilities Trust	0.82%
Value Trust	0.71%

*	The JHVIT Feeder Funds do not incur investment advisory fees. For more information on these portfolios, see Note 1.

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2013 amounted to an approximate annual rate of 0.01% of the portfolio’s average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios pay the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

For all portfolios except American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Fundamental Holdings Trust and Global Diversification Trust, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees. For American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, American New World Trust, Fundamental Holdings Trust, and Global Diversification Trust, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%

For Core Fundamental Holdings Trust and Core Global Diversification Trust, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.35%
Series II	0.55%
Series III	0.15%

The Distributor has voluntarily agreed to waive all or a portion of the Rule 12b-1 fees payable to the Distributor on Series I, Series II, and Series III share classes of the Fundamental Holdings Trust and Global Diversification Trust. The amount waived will be the net advisory fee received by the Advisor (after payment of the subadvisory fee) from its management of the portion of the underlying Trust assets invested in by that series of the portfolios. The Distributor will not waive accrued Rule 12b-1 fees with respect to assets of the share class of the portfolios that are not invested in portfolios of the Trust.

For the six months ended June 30, 2013, the waivers under these agreements amounted to:

Rule 12b-1 Reimbursement

Portfolio	Series I	Series II	Series III	TOTAL
Fundamental Holdings Trust	$4,056	$879,810	$30,285	$914,151
Global Diversification Trust	9,132	507,738	—	516,870

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its average daily net assets.

Interfund Lending Program.  Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with other portfolios advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated portfolios. At period end, there were no interfund loans outstanding. The portfolios’ activity in this program during the period for which loans were outstanding was as follows:

Portfolio	Borrower or Lender	Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
500 Index Trust B	Lender	$26,688,706	3	0.455%	$1,012
500 Index Trust B	Lender	10,776,718	1	0.480%	144
Fundamental All Cap Core Trust	Lender	11,415,677	3	0.450%	428
Mid Cap Index Trust	Lender	17,509,812	3	0.445%	649
Mutual Shares Trust	Lender	11,975,611	1	0.445%	148
Strategic Equity Allocation Trust	Lender	22,244,575	1	0.455%	281
Strategic Equity Allocation Trust	Lender	14,297,026	1	0.475%	189

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Borrower or Lender	Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Strategic Equity Allocation Trust	Lender	$16,563,484	3	0.455%	$628
Strategic Equity Allocation Trust	Lender	10,272,929	1	0.465%	133
Total Stock Market Index Trust	Lender	20,511,459	1	0.450%	256

U.S. Equity Trust	Borrower	$10,776,718	1	0.480%	($144)
U.S. Equity Trust	Borrower	14,297,026	1	0.475%	(189)

6.  FUND SHARE TRANSACTIONS Transactions portfolios shares for the six months ended June 30, 2013 and for the year ended December 31, 2012, were as follows:

500 Index Trust B	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares[1]
Sold	3,895,232	$76,685,028	407,126	$7,245,756
Issued in reorganization (Note 13)	—	—	64,501,471	1,153,584,755
Distributions reinvested	—	—	377,403	6,653,609
Repurchased	(1,377,867)	(27,273,731)	(1,879,015)	(33,458,530)
Net increase	2,517,365	$49,411,297	63,406,985	$1,134,025,590
Series II shares[1]
Sold	117,317	$2,341,801	15,653	$278,355
Issued in reorganization (Note 13)	—	—	2,684,828	48,017,145
Distributions reinvested	—	—	11,305	199,528
Repurchased	(396,110)	(7,872,340)	(98,702)	(1,761,066)
Net increase (decrease)	(278,793)	($5,530,539)	2,613,084	$46,733,962
Series NAV shares
Sold	1,440,457	$27,449,875	2,624,643	$45,754,512
Issued in reorganization (Note 13)	—	—	11,653,896	208,425,579
Distributions reinvested	—	—	583,798	10,319,587
Repurchased	(3,057,939)	(60,348,451)	(6,419,369)	(111,718,327)
Net increase (decrease)	(1,617,482)	($32,898,576)	8,442,968	$152,781,351
Total net increase	621,090	$10,982,182	74,463,037	$1,333,540,903

1	The inception date for Series I and Series II shares is 11-5-12.

All Cap Core Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	156,085	$3,320,978	50,918	$938,485
Distributions reinvested	—	—	43,438	803,310
Repurchased	(284,936)	(6,025,022)	(577,179)	(10,440,949)
Net decrease	(128,851)	($2,704,044)	(482,823)	($8,699,154)
Series II shares
Sold	67,132	$1,418,480	38,860	$713,309
Distributions reinvested	—	—	3,845	71,022
Repurchased	(79,610)	(1,683,797)	(90,342)	(1,638,364)
Net decrease	(12,478)	($265,317)	(47,637)	($854,033)
Series NAV shares
Sold	77,291	$1,643,252	775,501	$13,432,257
Distributions reinvested	—	—	173,285	3,206,321
Repurchased	(1,965,264)	(41,721,955)	(3,010,922)	(54,828,865)
Net decrease	(1,887,973)	($40,078,703)	(2,062,136)	($38,190,287)
Total net decrease	(2,029,302)	($43,048,064)	(2,592,596)	($47,743,474)

All Cap Value Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	283,690	$2,675,281	146,290	$1,225,411
Distributions reinvested	—	—	165,111	1,355,089
Repurchased	(321,376)	(3,022,420)	(984,629)	(8,318,609)
Net decrease	(37,686)	($347,139)	(673,228)	($5,738,109)
Series II shares
Sold	206,748	$1,904,926	94,266	$786,305
Distributions reinvested	—	—	149,742	1,224,725
Repurchased	(347,095)	(3,272,219)	(849,443)	(7,105,841)
Net decrease	(140,347)	($1,367,293)	(605,435)	($5,094,811)
Series NAV shares
Sold	18,595	$171,719	9,796,726	$84,062,603
Distributions reinvested	—	—	2,764,484	22,601,208
Repurchased	(7,807,400)	(73,879,192)	(7,644,017)	(64,204,619)
Net increase (decrease)	(7,788,805)	($73,707,473)	4,917,193	$42,459,192
Total net increase (decrease)	(7,966,838)	($75,421,905)	3,638,530	$31,626,272

FUND SHARE TRANSACTIONS, CONTINUED

Alpha Opportunities Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,309	$48,066	16,163	$213,762
Distributions reinvested	—	—	3,655	46,413
Repurchased	(5,672)	(83,440)	(4,617)	(60,474)
Net increase (decrease)	(2,363)	($35,374)	15,201	$199,701
Series NAV shares
Sold	7,117	$104,258	3,124,998	$41,458,071
Distributions reinvested	—	—	5,568,074	70,754,830
Repurchased	(8,763,303)	(131,007,801)	(15,657,756)	(206,364,068)
Net decrease	(8,756,186)	($130,903,543)	(6,964,684)	($94,151,167)
Total net decrease	(8,758,549)	($130,938,917)	(6,949,483)	($93,951,466)

American Asset Allocation Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	163,900	$2,154,057	190,197	$2,280,743
Distributions reinvested	—	—	235,919	2,932,470
Repurchased	(870,847)	(11,612,534)	(2,142,924)	(25,670,777)
Net decrease	(706,947)	($9,458,477)	(1,716,808)	($20,457,564)
Series II shares
Sold	77,031	$1,060,788	23,494	$270,425
Distributions reinvested	—	—	1,458,828	18,133,226
Repurchased	(6,458,858)	(86,487,452)	(13,266,633)	(158,524,416)
Net decrease	(6,381,827)	($85,426,664)	(11,784,311)	($140,120,765)
Series III shares
Sold	8,731	$115,086	133,971	$1,633,366
Distributions reinvested	—	—	233,103	2,895,137
Repurchased	(708,891)	(9,577,842)	(1,186,038)	(14,284,951)
Net increase	(700,160)	($9,462,756)	(818,964)	($9,756,448)
Total net decrease	(7,788,934)	($104,347,897)	(14,320,083)	($170,334,777)

American Global Growth Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	49,011	$643,730	228,839	$2,587,013
Issued in reorganization (Note 13)	103,037	1,359,864	—	—
Distributions reinvested	—	—	897	10,946
Repurchased	(75,880)	(970,505)	(203,065)	(2,272,809)
Net increase	76,168	$1,033,089	26,671	$325,150
Series II shares
Sold	82,814	$1,051,420	484,387	$5,493,559
Issued in reorganization (Note 13)	4,229,448	55,699,173	—	—
Distributions reinvested	—	—	44,146	537,704
Repurchased	(1,349,468)	(17,659,859)	(2,691,647)	(30,635,834)
Net increase (decrease)	2,962,794	$39,090,734	(2,163,114)	($24,604,571)
Series III shares
Sold	14,703	$192,946	20,294	$225,035
Issued in reorganization (Note 13)	2,647,788	34,878,519	—	—
Distributions reinvested	—	—	2,551	31,022
Repurchased	(72,347)	(972,375)	(37,840)	(434,971)
Net increase	2,590,144	$34,099,090	(14,995)	($178,914)
Total net increase (decrease)	5,629,106	$74,222,913	(2,151,438)	($24,458,335)

American Growth Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	477,443	$8,806,127	410,116	$6,803,358
Distributions reinvested	—	—	21,221	365,644
Repurchased	(808,444)	(14,986,889)	(1,535,066)	(25,542,422)
Net decrease	(331,001)	($6,180,762)	(1,103,729)	($18,373,420)
Series II shares
Sold	34	$657	1,797,870	$29,150,796
Distributions reinvested	—	—	136,901	2,350,588
Repurchased	(5,775,163)	(107,933,177)	(12,668,646)	(209,992,324)
Net decrease	(5,775,129)	($107,932,520)	(10,733,875)	($178,490,940)
Series III shares
Sold	6,318	$116,172	241,861	$3,885,043
Distributions reinvested	—	—	45,273	776,883
Repurchased	(416,450)	(7,797,676)	(806,190)	(13,560,091)
Net increase	(410,132)	($7,681,504)	(519,056)	($8,898,165)
Total net decrease	(6,516,262)	($121,794,786)	(12,356,660)	($205,762,525)

FUND SHARE TRANSACTIONS, CONTINUED

American Growth-Income Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	303,093	$5,416,280	426,784	$6,785,871
Issued in reorganization (Note 13)	—	—	2,348,972	38,619,708
Distributions reinvested	—	—	173,364	2,874,366
Repurchased	(1,320,066)	(23,894,633)	(2,752,871)	(43,785,732)
Net increase (decrease)	(1,016,973)	($18,478,353)	196,249	$4,494,213
Series II shares
Sold	23,459	$449,708	8,465	$140,842
Issued in reorganization (Note 13)	—	—	3,056,026	50,112,948
Distributions reinvested	—	—	542,732	8,982,170
Repurchased	(5,970,522)	(108,467,163)	(8,765,545)	(139,378,733)
Net decrease	(5,947,063)	($108,017,455)	(5,158,322)	($80,142,773)
Series III shares
Sold	5,742	$103,070	38,025	$598,317
Issued in reorganization (Note 13)	—	—	10,692,630	175,898,126
Distributions reinvested	—	—	244,057	4,036,705
Repurchased	(1,391,073)	(25,295,022)	(814,749)	(13,166,971)
Net increase	(1,385,331)	($25,191,952)	10,159,963	$167,366,177
Total net increase (decrease)	(8,349,367)	($151,687,760)	5,197,890	$91,717,617

American International Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	452,802	$7,457,313	616,499	$9,232,992
Distributions reinvested	—	—	53,549	851,967
Repurchased	(611,779)	(10,082,807)	(1,895,387)	(28,362,964)
Net decrease	(158,977)	($2,625,494)	(1,225,339)	($18,278,005)
Series II shares
Sold	382,222	$6,304,806	1,257,609	$17,999,248
Distributions reinvested	—	—	326,609	5,193,075
Repurchased	(2,994,225)	(50,214,399)	(8,237,043)	(124,395,112)
Net decrease	(2,612,003)	($43,909,593)	(6,652,825)	($101,202,789)
Series III shares
Sold	54,426	$904,530	232,516	$3,377,901
Distributions reinvested	—	—	44,800	710,523
Repurchased	(143,356)	(2,394,619)	(382,237)	(5,876,722)
Net increase	(88,930)	($1,490,089)	(104,921)	($1,788,298)
Total net decrease	(2,859,910)	($48,025,176)	(7,983,085)	($121,269,092)

American New World Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	197,567	$2,705,689	163,886	$2,100,712
Distributions reinvested	—	—	4,092	55,003
Repurchased	(53,398)	(732,855)	(197,829)	(2,428,996)
Net increase (decrease)	144,169	$1,972,834	(29,851)	($273,281)
Series II shares
Sold	181,098	$2,443,207	335,312	$4,265,491
Distributions reinvested	—	—	21,318	286,514
Repurchased	(630,237)	(8,616,263)	(991,245)	(12,442,191)
Net decrease	(449,139)	($6,173,056)	(634,615)	($7,890,186)
Series III shares
Sold	4,902	$64,177	4,474	$55,334
Distributions reinvested	—	—	1,682	22,559
Repurchased	(18,145)	(248,611)	(45,366)	(568,900)
Net increase	(13,243)	($184,434)	(39,210)	($491,007)
Total net decrease	(318,213)	($4,384,656)	(703,676)	($8,654,474)

Blue Chip Growth Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	33,093	$847,557	91,810	$2,100,635
Distributions reinvested	—	—	10,927	260,943
Repurchased	(940,409)	(24,789,184)	(2,321,660)	(54,404,180)
Net decrease	(907,316)	($23,941,627)	(2,218,923)	($52,042,602)
Series II shares
Sold	85,430	$2,184,694	376,510	$8,789,826
Repurchased	(605,377)	(15,910,327)	(1,277,126)	(29,683,663)
Net decrease	(519,947)	($13,725,633)	(900,616)	($20,893,837)
Series NAV shares
Sold	244,835	$6,286,816	2,186,975	$50,841,686
Distributions reinvested	—	—	76,947	1,835,189
Repurchased	(5,746,347)	(152,367,888)	(9,477,123)	(223,168,295)
Net decrease	(5,501,512)	($146,081,072)	(7,213,201)	($170,491,420)
Total net decrease	(6,928,775)	($183,748,332)	(10,332,740)	($243,427,859)

FUND SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	31,246	$387,345	208,622	$2,338,685
Distributions reinvested	—	—	25,301	286,317
Repurchased	(1,500,114)	(18,324,056)	(3,253,799)	(36,514,102)
Net decrease	(1,468,868)	($17,936,711)	(3,019,876)	($33,889,100)
Series II shares
Sold	212,231	$2,532,460	674,194	$7,570,095
Distributions reinvested	—	—	4,094	45,927
Repurchased	(1,005,236)	(12,277,485)	(1,734,337)	(19,201,938)
Net decrease	(793,005)	($9,745,025)	(1,056,049)	($11,585,916)
Series NAV shares
Sold	446,752	$5,427,308	4,153,337	$46,431,690
Distributions reinvested	—	—	146,227	1,653,644
Repurchased	(5,730,263)	(71,573,670)	(12,543,421)	(142,876,731)
Net decrease	(5,283,511)	($66,146,362)	(8,243,857)	($94,791,397)
Total net decrease	(7,545,384)	($93,828,098)	(12,319,782)	($140,266,413)

Capital Appreciation Value Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	122,398	$1,532,372	61,403	$723,396
Distributions reinvested	—	—	6,853	78,717
Repurchased	(53,386)	(667,612)	(76,978)	(917,436)
Net increase (decrease)	69,012	$864,760	(8,722)	($115,323)
Series II shares
Sold	—	—	114,100	$1,360,087
Distributions reinvested	—	—	2,912,936	33,371,611
Repurchased	(1,710,479)	($21,565,090)	(3,079,977)	(37,221,108)
Net decrease	(1,710,479)	($21,565,090)	(52,941)	($2,489,410)
Series NAV shares
Sold	262,479	$3,300,208	782,440	$9,544,149
Distributions reinvested	—	—	206,456	2,369,287
Repurchased	(196,348)	(2,542,605)	(362,853)	(4,480,299)
Net increase	66,131	$757,603	626,043	$7,433,137
Total net increase (decrease)	(1,575,336)	($19,942,727)	564,380	$4,828,404

Core Allocation Plus Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	19,699	$216,271	52,820	$555,818
Distributions reinvested	—	—	155,976	1,587,405
Repurchased	(212,105)	(2,365,806)	(698,780)	(7,404,269)
Net decrease	(192,406)	($2,149,535)	(489,984)	($5,261,046)
Series II shares
Sold	9,250	$102,785	94,175	$973,091
Distributions reinvested	—	—	1,025,841	10,443,062
Repurchased	(824,633)	(9,208,602)	(1,447,813)	(15,273,732)
Net decrease	(815,383)	($9,105,817)	(327,797)	($3,857,579)
Series III shares
Sold	154,432	$1,718,266	776,367	$8,166,679
Distributions reinvested	—	—	76,010	772,893
Repurchased	(25,717)	(286,782)	(7,399,894)	(79,293,043)
Net increase (decrease)	128,715	$1,431,484	(6,547,517)	($70,353,471)
Total net decrease	(879,074)	($9,823,868)	(7,365,298)	($79,472,096)

Core Fundamental Holdings Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Distributions reinvested	—	—	50	$833
Net increase	—	—	50	$833
Series II shares
Sold	1,051,473	$18,384,140	2,889,383	$46,968,005
Distributions reinvested	—	—	494,639	8,224,665
Repurchased	(493,891)	(8,640,667)	(1,400,739)	(23,107,571)
Net increase	557,582	$9,743,473	1,983,283	$32,085,099
Series III shares
Sold	61,932	$1,081,123	141,936	$2,329,227
Distributions reinvested	—	—	44,873	746,490
Repurchased	(67,672)	(1,181,726)	(175,006)	(2,885,492)
Net increase	(5,740)	($100,603)	11,803	$190,225
Total net increase	551,842	$9,642,870	1,995,136	$32,276,157

FUND SHARE TRANSACTIONS, CONTINUED

Core Global Diversification Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Distributions reinvested	—	—	895	$13,848
Repurchased	(60)	($958)	(112)	(1,802)
Net increase (decrease)	(60)	($958)	783	$12,046
Series II shares
Sold	1,216,427	$19,429,246	1,408,103	$22,524,963
Distributions reinvested	—	—	1,747,985	27,059,227
Repurchased	(702,053)	(11,324,567)	(2,092,233)	(33,059,084)
Net increase	514,374	$8,104,679	1,063,855	$16,525,106
Series III shares
Sold	83,515	$1,367,819	53,445	$854,988
Distributions reinvested	—	—	108,020	1,670,398
Repurchased	(54,575)	(881,868)	(146,962)	(2,329,464)
Net increase	28,940	$485,951	14,503	$195,922
Total net increase	543,254	$8,589,672	1,079,141	$16,733,074

Core Strategy Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	18,355	$267,113	7,828	$100,461
Distributions reinvested	—	—	418	5,658
Repurchased	(1,327)	(19,075)	(2,685)	(35,593)
Net increase	17,028	$248,038	5,561	$70,526
Series II shares
Sold	1,648,991	$23,706,536	1,148,076	$15,410,854
Distributions reinvested	—	—	1,254,662	17,038,310
Repurchased	(1,774,228)	(25,707,308)	(4,374,317)	(58,504,044)
Net decrease	(125,237)	($2,000,772)	(1,971,579)	($26,054,880)
Series NAV shares
Sold	487,065	$7,008,972	1,091,876	$14,608,895
Issued in reorganization (Note 13)	—	—	286,435	3,853,866
Distributions reinvested	—	—	102,068	1,382,006
Repurchased	(166,236)	(2,390,208)	(349,420)	(4,686,653)
Net increase	320,829	$4,618,764	1,130,959	$15,158,114
Total net increase (decrease)	212,620	$2,866,030	(835,059)	($10,826,240)

Disciplined Diversification Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	632	$8,441	7,108	$84,910
Distributions reinvested	—	—	816	10,131
Repurchased	(7,265)	(95,788)	(1,713)	(21,369)
Net increase (decrease)	(6,633)	($87,347)	6,211	$73,672
Series II shares
Sold	20,332	$268,719	118,955	$1,427,304
Distributions reinvested	—	—	589,916	7,326,887
Repurchased	(578,595)	(7,751,752)	(1,699,243)	(21,248,535)
Net decrease	(558,263)	($7,483,033)	(990,372)	($12,494,344)
Series NAV shares
Sold	342,230	$4,605,643	239,332	$2,974,405
Distributions reinvested	—	—	59,869	742,910
Repurchased	(188,586)	(2,486,973)	(9,756,800)	(121,923,447)
Net increase (decrease)	153,644	$2,118,670	(9,457,599)	($118,206,132)
Total net decrease	(411,252)	($5,451,710)	(10,441,760)	($130,626,804)

Emerging Markets Value Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	76,228	$802,333	195,587	$2,163,233
Distributions reinvested	—	—	70,463	688,847
Repurchased	(507,775)	(5,536,780)	(117,946)	(1,232,434)
Net increase (decrease)	(431,547)	($4,734,447)	148,104	$1,619,646
Series NAV shares
Sold	1,293,522	$13,581,773	13,563,070	$141,045,725
Distributions reinvested	—	—	8,694,724	84,901,770
Repurchased	(639,931)	(6,746,931)	(11,138,261)	(121,008,077)
Net increase	653,591	$6,834,842	11,119,533	$104,939,418
Total net increase	222,044	$2,100,395	11,267,637	$106,559,064

FUND SHARE TRANSACTIONS, CONTINUED

Equity-Income Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	85,647	$1,446,069	179,758	$2,675,364
Distributions reinvested	—	—	421,737	6,362,799
Repurchased	(1,490,759)	(25,606,700)	(3,657,986)	(54,188,094)
Net decrease	(1,405,112)	($24,160,631)	(3,056,491)	($45,149,931)
Series II shares
Sold	162,316	$2,749,519	309,180	$4,551,283
Distributions reinvested	—	—	215,143	3,239,108
Repurchased	(933,598)	(16,019,897)	(2,312,238)	(34,336,406)
Net decrease	(771,282)	($13,270,378)	(1,787,915)	($26,546,015)
Series NAV shares
Sold	164,685	$2,759,703	4,822,624	$70,373,697
Distributions reinvested	—	—	2,124,680	31,970,280
Repurchased	(11,618,365)	(199,162,128)	(18,429,529)	(274,474,350)
Net decrease	(11,453,680)	($196,402,425)	(11,482,225)	($172,130,373)
Total net decrease	(13,630,074)	($233,833,434)	(16,326,631)	($243,826,319)

Financial Services Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	992,211	$13,417,904	625,221	$7,394,684
Distributions reinvested	—	—	63,798	753,977
Repurchased	(427,812)	(5,816,723)	(1,588,051)	(18,642,987)
Net increase (decrease)	564,399	$7,601,181	(899,032)	($10,494,326)
Series II shares
Sold	142,027	$1,908,694	104,316	$1,230,301
Distributions reinvested	—	—	11,815	139,184
Repurchased	(179,856)	(2,438,085)	(468,820)	(5,449,220)
Net decrease	(37,829)	($529,391)	(352,689)	($4,079,735)
Series NAV shares
Sold	163,951	$2,248,101	161,707	$1,873,797
Distributions reinvested	—	—	12,802	151,023
Repurchased	(116,244)	(1,576,843)	(358,285)	(4,169,267)
Net increase (decrease)	47,707	$671,258	(183,776)	($2,144,447)
Total net increase (decrease)	574,277	$7,743,048	(1,435,497)	($16,718,508)

Franklin Templeton Founding Allocation Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	11,758	$132,159	134,798	$1,395,448
Distributions reinvested	—	—	128,334	1,373,172
Repurchased	(251,050)	(2,886,614)	(519,790)	(5,346,119)
Net decrease	(239,292)	($2,754,455)	(256,658)	($2,577,499)
Series II shares
Sold	22,582	$266,014	91,441	$887,898
Distributions reinvested	—	—	3,053,449	32,732,971
Repurchased	(6,414,874)	(74,005,196)	(14,139,174)	(145,709,652)
Net decrease	(6,392,292)	($73,739,182)	(10,994,284)	($112,088,783)
Series NAV shares
Sold	178,506	$2,066,402	483,209	$5,019,177
Distributions reinvested	—	—	43,596	466,045
Repurchased	(44,028)	(510,302)	(100,477)	(1,024,167)
Net increase	134,478	$1,556,100	426,328	$4,461,055
Total net decrease	(6,497,106)	($74,937,537)	(10,824,614)	($110,205,227)

Fundamental All Cap Core Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	433,497	$7,166,874	812,159	$11,694,430
Distributions reinvested	—	—	64,029	939,206
Repurchased	(694,252)	(11,512,738)	(1,674,974)	(23,260,612)
Net decrease	(260,755)	($4,345,864)	(798,786)	($10,626,976)
Series II shares
Sold	70,050	$1,154,813	281,850	$4,064,262
Distributions reinvested	—	—	24,683	361,404
Repurchased	(612,139)	(10,169,506)	(764,718)	(10,776,090)
Net decrease	(542,089)	($9,014,693)	(458,185)	($6,350,424)
Series NAV shares
Sold	76,963	$1,292,717	422,365	$5,975,213
Distributions reinvested	—	—	599,721	8,826,786
Repurchased	(3,219,372)	(53,829,570)	(8,591,908)	(120,476,190)
Net decrease	(3,142,409)	($52,536,853)	(7,569,822)	($105,674,191)
Total net decrease	(3,945,253)	($65,897,410)	(8,826,793)	($122,651,591)

FUND SHARE TRANSACTIONS, CONTINUED

Fundamental Holdings Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	46,747	$544,436	90,181	$969,323
Distributions reinvested	—	—	6,650	73,810
Repurchased	(27,026)	(316,943)	(17,265)	(188,116)
Net increase	19,721	$227,493	79,566	$855,017
Series II shares
Sold	—	—	123,503	$1,298,940
Distributions reinvested	—	—	1,402,190	15,578,333
Repurchased	(5,297,187)	($61,736,661)	(10,164,994)	(109,970,231)
Net decrease	(5,297,187)	($61,736,661)	(8,639,301)	($93,092,958)
Series III shares
Sold	43,722	$518,726	93,828	$1,026,152
Distributions reinvested	—	—	113,271	1,257,322
Repurchased	(364,491)	(4,251,763)	(588,721)	(6,356,891)
Net increase	(320,769)	($3,733,037)	(381,622)	($4,073,417)
Total net decrease	(5,598,235)	($65,242,205)	(8,941,357)	($96,311,358)

Fundamental Large Cap Value Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,938,373	$26,072,821	1,717,754	$19,397,794
Distributions reinvested	—	—	65,733	770,550
Repurchased	(286,869)	(3,844,431)	(780,603)	(8,584,552)
Net increase	1,651,504	$22,228,390	1,002,884	$11,583,792
Series II shares
Sold	140,974	$1,991,421	412,563	$4,752,666
Distributions reinvested	—	—	12,853	151,636
Repurchased	(295,143)	(3,989,976)	(342,179)	(3,854,700)
Net increase (decrease)	(154,169)	($1,998,555)	83,237	$1,049,602
Series NAV shares
Sold	184,150	$2,514,613	17,128,643	$192,632,364
Distributions reinvested	—	—	475,399	5,566,825
Repurchased	(4,720,203)	(64,626,135)	(8,603,184)	(98,203,930)
Net increase (decrease)	(4,536,053)	($62,111,522)	9,000,858	$99,995,259
Total net increase (decrease)	(3,038,718)	($41,881,687)	10,086,979	$112,628,653

Fundamental Value Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	600	$10,061	19,387	$285,269
Distributions reinvested	—	—	200,462	2,964,316
Repurchased	(1,732,921)	(29,294,490)	(4,287,700)	(63,575,732)
Net decrease	(1,732,321)	($29,284,429)	(4,067,851)	($60,326,147)
Series II shares
Sold	4,331	$76,036	207,508	$3,049,950
Distributions reinvested	—	—	130,044	1,919,663
Repurchased	(2,230,295)	(37,944,491)	(3,287,565)	(48,661,556)
Net decrease	(2,225,964)	($37,868,455)	(2,950,013)	($43,691,943)
Series NAV shares
Sold	58,911	$964,700	3,359,960	$49,224,307
Distributions reinvested	—	—	635,952	9,373,206
Repurchased	(8,417,663)	(143,222,274)	(10,971,959)	(162,987,343)
Net decrease	(8,358,752)	($142,257,574)	(6,976,047)	($104,389,830)
Total net decrease	(12,317,037)	($209,410,458)	(13,993,911)	($208,407,920)

Global Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,828	$809,050	292,266	$4,184,261
Distributions reinvested	—	—	218,834	3,274,609
Repurchased	(746,383)	(12,854,168)	(1,968,189)	(29,171,631)
Net decrease	(697,555)	($12,045,118)	(1,457,089)	($21,712,761)
Series II shares
Sold	96,317	$1,624,788	132,472	$1,940,815
Distributions reinvested	—	—	37,856	564,914
Repurchased	(243,643)	(4,138,418)	(453,853)	(6,643,920)
Net decrease	(147,326)	($2,513,630)	(283,525)	($4,138,191)
Series NAV shares
Sold	11,284	$187,856	114,555	$1,589,056
Distributions reinvested	—	—	600,771	8,983,571
Repurchased	(1,702,418)	(29,398,715)	(4,466,794)	(67,204,076)
Net decrease	(1,691,134)	($29,210,859)	(3,751,468)	($56,631,449)
Total net decrease	(2,536,015)	($43,769,607)	(5,492,082)	($82,482,401)

FUND SHARE TRANSACTIONS, CONTINUED

Global Diversification Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	156,473	$1,772,690	363,164	$3,782,777
Distributions reinvested	—	—	19,547	211,497
Repurchased	(66,917)	(753,847)	(93,030)	(991,092)
Net increase	89,556	$1,018,843	289,681	$3,003,182
Series II shares
Sold	126,199	$1,391,981	94,717	$956,071
Distributions reinvested	—	—	1,064,339	11,526,794
Repurchased	(3,386,325)	(38,382,566)	(8,779,156)	(90,999,914)
Net decrease	(3,260,126)	($36,990,585)	(7,620,100)	($78,517,049)
Series III shares[1]
Repurchased	—	—	(9,635)	(95,671)
Net increase	—	—	(9,635)	($95,671)
Total net decrease	(3,170,570)	($35,971,742)	(7,340,054)	($75,609,538)

1	Series III shares were terminated on 6-26-12.

Growth Equity Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	39,430	$535,823	1,580,706	$19,071,769
Distributions reinvested	—	—	7,292	92,028
Repurchased	(2,576,215)	(35,694,102)	(5,732,068)	(72,059,761)
Net decrease	(2,536,785)	($35,158,279)	(4,144,070)	($52,895,964)

Health Sciences Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	420,246	$9,859,765	600,150	$12,159,692
Distributions reinvested	—	—	213,932	4,372,778
Repurchased	(329,904)	(7,798,646)	(838,735)	(16,988,184)
Net increase (decrease)	90,342	$2,061,119	(24,653)	($455,714)
Series II shares
Sold	219,721	$5,089,174	522,043	$10,231,763
Distributions reinvested	—	—	230,444	4,590,437
Repurchased	(322,995)	(7,543,057)	(876,502)	(17,416,422)
Net decrease	(103,274)	($2,453,883)	(124,015)	($2,594,222)
Series NAV shares
Sold	228,098	$5,532,031	589,110	$11,844,397
Distributions reinvested	—	—	144,603	2,970,143
Repurchased	(270,367)	(6,487,347)	(439,361)	(9,004,301)
Net increase (decrease)	(42,269)	($955,316)	294,352	$5,810,239
Total net increase (decrease)	(55,201)	($1,348,080)	145,684	$2,760,303

Heritage Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,170	$26,101	767,312	$9,051,802
Distributions reinvested	—	—	950,773	10,829,308
Repurchased	(414,272)	(5,050,503)	(1,761,623)	(21,434,585)
Net decrease	(412,102)	($5,024,402)	(43,538)	($1,553,475)

International Core Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	99,207	$1,009,302	127,562	$1,154,406
Distributions reinvested	—	—	139,785	1,268,371
Repurchased	(464,018)	(4,626,210)	(988,975)	(8,980,333)
Net decrease	(364,811)	($3,616,908)	(721,628)	($6,557,556)
Series II shares
Sold	185,602	$1,882,024	106,541	$968,511
Distributions reinvested	—	—	56,866	520,322
Repurchased	(213,549)	(2,158,127)	(665,333)	(6,083,805)
Net decrease	(27,947)	($276,103)	(501,926)	($4,594,972)
Series NAV shares
Sold	183,739	$1,801,595	6,640,260	$57,928,477
Distributions reinvested	—	—	2,008,480	18,181,106
Repurchased	(191,107)	(1,906,992)	(6,972,305)	(63,141,899)
Net increase (decrease)	(7,368)	($105,397)	1,676,435	$12,967,684
Total net increase (decrease)	(400,126)	($3,998,408)	452,881	$1,815,156

FUND SHARE TRANSACTIONS, CONTINUED

International Equity Index Trust B	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares[1]
Sold	815,113	$12,850,095	118,816	$1,749,965
Issued in reorganization (Note 13)	—	—	16,823,619	245,888,220
Distributions reinvested	—	—	190,190	2,752,048
Repurchased	(678,709)	(10,687,021)	(535,403)	(7,949,423)
Net increase	136,404	$2,163,074	16,597,222	$242,440,810
Series II shares[1]
Sold	168,131	$2,622,322	143,890	$2,120,987
Issued in reorganization (Note 13)	—	—	1,865,031	27,258,652
Distributions reinvested	—	—	17,809	258,230
Repurchased	(464,233)	(7,327,152)	(145,735)	(2,157,961)
Net increase (decrease)	(296,102)	($4,704,830)	1,880,995	$27,479,908
Series NAV shares
Sold	573,611	$9,004,957	2,443,091	$35,301,371
Issued in reorganization (Note 13)	—	—	1,167,752	17,067,467
Distributions reinvested	—	—	266,262	3,849,544
Repurchased	(1,397,100)	(21,996,635)	(2,054,035)	(29,001,359)
Net increase (decrease)	(823,489)	($12,991,678)	1,823,070	$27,217,023
Total net increase (decrease)	(983,187)	($15,533,434)	20,301,287	$297,137,741

1	The inception date for Series I and Series II shares is 11-5-12.

International Growth Stock Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares[1]
Sold	4,712	$71,386	9,442	$127,627
Issued in reorganization (Note 13)	—	—	204,370	2,828,322
Distributions reinvested	—	—	1,385	19,123
Repurchased	(14,966)	(220,351)	(25,976)	(369,517)
Net increase (decrease)	(10,254)	($148,965)	189,221	$2,605,555
Series II shares[1]
Sold	21,718	$314,992	1,983	$28,336
Issued in reorganization (Note 13)	—	—	1,657,487	22,938,353
Distributions reinvested	—	—	7,903	109,306
Repurchased	(216,451)	(3,226,154)	(74,628)	(1,028,924)
Net increase (decrease)	(194,733)	($2,911,162)	1,592,745	$22,047,071
Series NAV shares
Sold	382,983	$5,618,251	3,031,295	$39,522,337
Issued in reorganization (Note 13)	—	—	12,097,616	167,421,799
Distributions reinvested	—	—	263,743	3,636,232
Repurchased	(308,939)	(4,515,660)	(105,301)	(1,478,228)
Net increase	74,044	$1,102,591	15,287,353	$209,102,140
Total net increase (decrease)	(130,943)	($1,957,536)	17,069,319	$233,754,766

1	The inception date for Series I and Series II shares is 11-5-12.

International Small Company Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	46,168	$491,752	123,181	$1,185,317
Distributions reinvested	—	—	55,071	527,582
Repurchased	(439,658)	(4,699,299)	(957,247)	(9,105,202)
Net decrease	(393,490)	($4,207,547)	(778,995)	($7,392,303)
Series II shares
Sold	59,939	$631,120	124,683	$1,180,387
Distributions reinvested	—	—	29,636	283,916
Repurchased	(352,912)	(3,799,617)	(654,169)	(6,212,015)
Net decrease	(292,973)	($3,168,497)	(499,850)	($4,747,712)
Series NAV shares
Sold	312,724	$3,336,235	543,695	$5,066,338
Distributions reinvested	—	—	40,727	389,762
Repurchased	(94,584)	(1,009,885)	(1,607,976)	(15,445,267)
Net increase (decrease)	218,140	$2,326,350	(1,023,554)	($9,989,167)
Total net decrease	(468,323)	($5,049,694)	(2,302,399)	($22,129,182)

FUND SHARE TRANSACTIONS, CONTINUED

International Value Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	162,968	$1,960,636	104,790	$1,118,879
Distributions reinvested	—	—	264,284	2,918,761
Repurchased	(812,658)	(10,021,411)	(2,119,910)	(23,306,027)
Net decrease	(649,690)	($8,060,775)	(1,750,836)	($19,268,387)
Series II shares
Sold	116,247	$1,415,982	293,453	$3,048,085
Distributions reinvested	—	—	214,469	2,366,640
Repurchased	(883,527)	(10,896,274)	(2,080,353)	(22,905,337)
Net decrease	(767,280)	($9,480,292)	(1,572,431)	($17,490,612)
Series NAV shares
Sold	266,952	$3,229,021	7,831,237	$82,064,615
Distributions reinvested	—	—	1,982,202	21,751,887
Repurchased	(892,571)	(10,973,839)	(10,637,798)	(116,985,305)
Net decrease	(625,619)	($7,744,818)	(824,359)	($13,168,803)
Total net decrease	(2,042,589)	($25,285,885)	(4,147,626)	($49,927,802)

Lifestyle Balanced PS Series	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series II shares
Sold	448,171	$5,967,414	7,237,678	$90,560,106
Distributions reinvested	—	—	125,002	1,610,309
Repurchased	(293,543)	(3,953,015)	(205,111)	(2,617,551)
Net increase	154,628	$2,014,399	7,157,569	$89,552,864

Lifestyle Conservative PS Series	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series II shares
Sold	99,610	$1,325,413	2,191,609	$28,222,227
Distributions reinvested	—	—	46,531	611,386
Repurchased	(385,458)	(5,144,408)	(164,140)	(2,105,963)
Net increase (decrease)	(285,848)	($3,818,995)	2,074,000	$26,727,650

Lifestyle Growth PS Series	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series II shares
Sold	536,011	$7,176,351	6,259,371	$76,708,612
Distributions reinvested	—	—	119,872	1,519,232
Repurchased	(184,956)	(2,493,675)	(893,991)	(10,576,747)
Net increase	351,055	$4,682,676	5,485,252	$67,651,097

Lifestyle Moderate PS Series	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series II shares
Sold	225,979	$3,027,236	3,479,974	$44,207,386
Distributions reinvested	—	—	63,628	829,653
Repurchased	(196,174)	(2,646,225)	(84,088)	(1,077,129)
Net increase	29,805	$381,011	3,459,514	$43,959,910

Mid Cap Index Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,524,812	$48,885,388	1,046,939	$19,007,693
Distributions reinvested	—	—	3,047,020	50,894,665
Repurchased	(359,319)	(6,984,455)	(2,842,966)	(50,313,440)
Net increase	2,165,493	$41,900,933	1,250,993	$19,588,918
Series II shares
Sold	169,790	$3,196,644	71,776	$1,279,235
Distributions reinvested	—	—	513,794	8,550,762
Repurchased	(482,461)	(9,340,519)	(983,447)	(17,480,220)
Net decrease	(312,671)	($6,143,875)	(397,877)	($7,650,223)
Series NAV shares
Sold	504,996	$9,655,792	886,401	$15,608,612
Distributions reinvested	—	—	657,712	10,982,031
Repurchased	(451,797)	(8,625,680)	(35,373,499)	(646,984,991)
Net increase (decrease)	53,199	$1,030,112	(33,829,386)	($620,394,348)
Total net increase (decrease)	1,906,021	$36,787,170	(32,976,270)	($608,455,653)

FUND SHARE TRANSACTIONS, CONTINUED

Mid Cap Stock Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	4,539	$75,895	198,151	$2,941,551
Repurchased	(1,081,183)	(18,746,395)	(2,454,574)	(36,475,371)
Net decrease	(1,076,644)	($18,670,500)	(2,256,423)	($33,533,820)
Series II shares
Sold	312,722	$5,270,319	836,973	$12,247,588
Repurchased	(1,093,438)	(18,359,288)	(2,192,890)	(31,460,211)
Net decrease	(780,716)	($13,088,969)	(1,355,917)	($19,212,623)
Series NAV shares
Sold	262,930	$4,467,369	1,637,296	$24,198,063
Repurchased	(1,780,812)	(30,420,994)	(4,803,295)	(72,206,408)
Net decrease	(1,517,882)	($25,953,625)	(3,165,999)	($48,008,345)
Total net decrease	(3,375,242)	($57,713,094)	(6,778,339)	($100,754,788)

Mid Cap Value Equity Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,240	$15,050	466,779	$5,380,526
Distributions reinvested	—	—	1,934,783	20,410,095
Repurchased	(843,900)	(10,210,374)	(2,033,424)	(23,435,807)
Net increase (decrease)	(842,660)	($10,195,324)	368,138	$2,354,814

Mid Value Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	764,740	$9,631,700	601,237	$6,818,846
Distributions reinvested	—	—	2,218,919	24,377,752
Repurchased	(955,620)	(12,155,173)	(4,003,632)	(45,314,935)
Net decrease	(190,880)	($2,523,473)	(1,183,476)	($14,118,337)
Series II shares
Sold	195,831	$2,370,185	521,040	$5,830,018
Distributions reinvested	—	—	618,026	6,788,511
Repurchased	(756,901)	(9,598,292)	(2,088,040)	(23,657,877)
Net decrease	(561,070)	($7,228,107)	(948,974)	($11,039,348)
Series NAV shares
Sold	347,032	$4,327,358	1,337,635	$15,045,959
Distributions reinvested	—	—	3,004,586	32,920,972
Repurchased	(2,390,970)	(29,480,680)	(5,823,952)	(65,801,680)
Net decrease	(2,043,938)	($25,153,322)	(1,481,731)	($17,834,749)
Total net decrease	(2,795,888)	($34,904,902)	(3,614,181)	($42,992,434)

Mutual Shares Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,382	$38,243	334,780	$3,436,133
Distributions reinvested	—	—	270,069	2,851,933
Repurchased	(1,752,715)	(20,951,918)	(1,561,836)	(16,400,943)
Net decrease	(1,749,333)	($20,913,675)	(956,987)	($10,112,877)
Series NAV shares
Sold	785	$9,145	85,643	$889,670
Distributions reinvested	—	—	580,017	6,124,089
Repurchased	(3,410,071)	(40,453,119)	(4,347,207)	(44,947,676)
Net decrease	(3,409,286)	($40,443,974)	(3,681,547)	($37,933,917)
Total net decrease	(5,158,619)	($61,357,649)	(4,638,534)	($48,046,794)

Natural Resources Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	52,831	$541,918	257,462	$2,774,944
Distributions reinvested	—	—	9,919	96,855
Repurchased	(172,804)	(1,760,295)	(478,161)	(4,959,075)
Net decrease	(119,973)	($1,218,377)	(210,780)	($2,087,276)
Series II shares
Sold	245,241	$2,474,848	655,364	$6,535,312
Distributions reinvested	—	—	65,391	631,222
Repurchased	(1,413,341)	(14,279,250)	(3,280,405)	(32,473,640)
Net decrease	(1,168,100)	($11,804,402)	(2,559,650)	($25,307,106)
Series NAV shares
Sold	626,736	$6,229,209	1,542,559	$15,397,288
Distributions reinvested	—	—	62,629	601,445
Repurchased	(834,107)	(8,166,267)	(1,523,370)	(15,384,750)
Net increase (decrease)	(207,371)	($1,937,058)	81,818	$613,983
Total net decrease	(1,495,444)	($14,959,837)	(2,688,612)	($26,780,399)

FUND SHARE TRANSACTIONS, CONTINUED

Real Estate Securities Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	90,961	$1,358,931	176,768	$2,432,380
Distributions reinvested	—	—	120,086	1,648,424
Repurchased	(470,426)	(7,052,765)	(1,491,831)	(20,085,056)
Net decrease	(379,465)	($5,693,834)	(1,194,977)	($16,004,252)
Series II shares
Sold	95,612	$1,457,240	408,818	$5,518,613
Distributions reinvested	—	—	82,738	1,139,278
Repurchased	(529,085)	(7,948,533)	(1,450,082)	(19,754,703)
Net decrease	(433,473)	($6,491,293)	(958,526)	($13,096,812)
Series NAV shares
Sold	635,229	$9,380,823	954,980	$12,876,745
Distributions reinvested	—	—	299,054	4,080,356
Repurchased	(896,605)	(13,468,708)	(2,393,729)	(32,296,549)
Net decrease	(261,376)	($4,087,885)	(1,139,695)	($15,339,448)
Total net decrease	(1,074,314)	($16,273,012)	(3,293,198)	($44,440,512)

Science & Technology Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	216,077	$3,972,853	604,827	$10,769,553
Repurchased	(1,453,500)	(26,818,085)	(3,415,128)	(58,126,849)
Net decrease	(1,237,423)	($22,845,232)	(2,810,301)	($47,357,296)
Series II shares
Sold	79,215	$1,458,342	248,296	$4,240,372
Repurchased	(320,194)	(5,810,746)	(798,656)	(13,455,115)
Net decrease	(240,979)	($4,352,404)	(550,360)	($9,214,743)
Series NAV shares
Sold	99,969	$1,840,320	333,675	$5,787,308
Repurchased	(106,350)	(1,970,324)	(255,866)	(4,407,203)
Net increase (decrease)	(6,381)	($130,004)	77,809	$1,380,105
Total net decrease	(1,484,783)	($27,327,640)	(3,282,852)	($55,191,934)

Small Cap Growth Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	742,302	$7,714,920	902,788	$9,323,598
Distributions reinvested	—	—	1,286,840	11,710,241
Repurchased	(579,228)	(5,981,896)	(2,348,488)	(22,815,810)
Net increase (decrease)	163,074	$1,733,024	(158,860)	($1,781,971)
Series II shares
Sold	453,499	$4,616,597	501,680	$5,051,077
Distributions reinvested	—	—	507,259	4,524,753
Repurchased	(485,453)	(4,900,192)	(1,188,300)	(11,371,428)
Net decrease	(31,954)	($283,595)	(179,361)	($1,795,598)
Series NAV shares
Sold	196,704	$2,077,827	1,127,973	$11,255,442
Distributions reinvested	—	—	3,984,612	36,419,355
Repurchased	(2,596,744)	(26,654,131)	(4,188,543)	(42,531,820)
Net increase (decrease)	(2,400,040)	($24,576,304)	924,042	$5,142,977
Total net increase (decrease)	(2,268,920)	($23,126,875)	585,821	$1,565,408

Small Cap Index Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,604,987	$21,871,188	990,706	$13,024,318
Distributions reinvested	—	—	3,240,481	38,497,428
Repurchased	(546,612)	(7,378,069)	(2,148,830)	(28,642,061)
Net increase	1,058,375	$14,493,119	2,082,357	$22,879,685
Series II shares
Sold	29,418	$396,183	123,441	$1,628,924
Distributions reinvested	—	—	961,777	11,380,701
Repurchased	(675,534)	(9,324,578)	(814,757)	(10,819,681)
Net increase (decrease)	(646,116)	($8,928,395)	270,461	$2,189,944
Series NAV shares
Sold	514,954	$6,801,810	1,195,686	$15,565,565
Distributions reinvested	—	—	985,243	11,717,631
Repurchased	(325,944)	(4,464,413)	(30,825,091)	(433,809,306)
Net increase (decrease)	189,010	$2,337,397	(28,644,162)	($406,526,110)
Total net increase (decrease)	601,269	$7,902,121	(26,291,344)	($381,456,481)

FUND SHARE TRANSACTIONS, CONTINUED

Small Cap Opportunities Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	85,804	$2,111,439	67,533	$1,375,857
Repurchased	(168,692)	(4,129,721)	(343,811)	(7,116,990)
Net decrease	(82,888)	($2,018,282)	(276,278)	($5,741,133)
Series II shares
Sold	73,174	$1,743,232	68,594	$1,390,958
Repurchased	(248,438)	(6,043,297)	(385,581)	(7,859,968)
Net decrease	(175,264)	($4,300,065)	(316,987)	($6,469,010)
Series NAV shares
Sold	52,972	$1,272,898	460,232	$9,287,893
Repurchased	(271,617)	(6,551,007)	(1,023,203)	(21,148,280)
Net decrease	(218,645)	($5,278,109)	(562,971)	($11,860,387)
Total net decrease	(476,797)	($11,596,456)	(1,156,236)	($24,070,530)

Small Cap Value Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,106,600	$24,960,897	1,403,253	$28,248,700
Distributions reinvested	—	—	733,651	14,307,742
Repurchased	(374,125)	(8,566,248)	(1,217,148)	(24,594,165)
Net increase	732,475	$16,394,649	919,756	$17,962,277
Series II shares
Sold	211,805	$4,924,791	279,131	$5,646,538
Distributions reinvested	—	—	117,629	2,285,955
Repurchased	(229,493)	(5,230,090)	(913,756)	(18,339,941)
Net decrease	(17,688)	($305,299)	(516,996)	($10,407,448)
Series NAV shares
Sold	234,162	$5,271,025	599,676	$11,953,338
Distributions reinvested	—	—	891,260	17,354,314
Repurchased	(1,124,804)	(25,187,482)	(2,479,930)	(49,956,732)
Net decrease	(890,642)	($19,916,457)	(988,994)	($20,649,080)
Total net decrease	(175,855)	($3,827,107)	(586,234)	($13,094,251)

Small Company Growth Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	5,594	$111,465	316,778	$5,262,206
Repurchased	(427,109)	(8,487,967)	(1,051,851)	(18,313,925)
Net decrease	(421,515)	($8,376,502)	(735,073)	($13,051,719)

Small Company Value Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	43,208	$918,859	55,989	$1,014,460
Distributions reinvested	—	—	10,894	198,333
Repurchased	(347,800)	(7,450,596)	(1,102,690)	(20,050,801)
Net decrease	(304,592)	($6,531,737)	(1,035,807)	($18,838,008)
Series II shares
Sold	26,126	$548,724	68,793	$1,199,665
Distributions reinvested	—	—	5,089	90,786
Repurchased	(419,161)	(8,892,363)	(976,762)	(17,579,102)
Net decrease	(393,035)	($8,343,639)	(902,880)	($16,288,651)
Series NAV shares
Sold	79,682	$1,687,986	760,256	$13,452,000
Distributions reinvested	—	—	29,784	540,760
Repurchased	(730,618)	(15,385,769)	(1,809,227)	(33,228,013)
Net decrease	(650,936)	($13,697,783)	(1,019,187)	($19,235,253)
Total net decrease	(1,348,563)	($28,573,159)	(2,957,874)	($54,361,912)

FUND SHARE TRANSACTIONS, CONTINUED

Smaller Company Growth Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	44,282	$843,815	60,939	$1,065,271
Distributions reinvested	—	—	400,588	6,657,769
Repurchased	(381,528)	(7,285,027)	(919,978)	(16,079,042)
Net decrease	(337,246)	($6,441,212)	(458,451)	($8,356,002)
Series II shares
Sold	124,575	$2,323,038	151,641	$2,697,913
Distributions reinvested	—	—	104,159	1,719,665
Repurchased	(248,881)	(4,714,451)	(492,376)	(8,661,992)
Net decrease	(124,306)	($2,391,413)	(236,576)	($4,244,414)
Series NAV shares
Sold	4,417	$83,998	357,869	$6,143,653
Distributions reinvested	—	—	602,964	10,033,320
Repurchased	(440,745)	(8,296,235)	(1,079,877)	(19,109,468)
Net decrease	(436,328)	($8,212,237)	(119,044)	($2,932,495)
Total net decrease	(897,880)	($17,044,862)	(814,071)	($15,532,911)

Strategic Equity Allocation Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series NAV shares[1]
Sold	23,645	$338,238	19,131,626	$243,851,750
Issued in contribution-in-kind (Note 12)			628,836,498	7,891,195,639
Distributions reinvested	—	—	6,212,074	79,763,029
Repurchased	(55,862,174)	(805,375,174)	(51,030,371)	(656,047,291)
Total net increase (decrease)	(55,838,529)	($805,036,936)	603,149,827	$7,558,763,127

1  The inception date for Series NAV shares is 4-16-12

Total Stock Market Index Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,033,545	$29,634,948	1,962,234	$24,955,316
Distributions reinvested	—	—	405,193	5,218,586
Repurchased	(672,793)	(9,733,251)	(2,448,348)	(31,409,359)
Net increase (decrease)	1,360,752	$19,901,697	(80,921)	($1,235,457)
Series II shares
Sold	52,127	$714,127	39,438	$503,466
Distributions reinvested	—	—	50,081	643,525
Repurchased	(381,341)	(5,546,282)	(492,082)	(6,263,781)
Net decrease	(329,214)	($4,832,155)	(402,563)	($5,116,790)
Series NAV shares
Sold	483,611	$6,904,029	815,926	$10,619,719
Distributions reinvested	—	—	103,015	1,326,041
Repurchased	(445,094)	(6,461,220)	(1,287,823)	(16,746,927)
Net increase (decrease)	38,517	$442,809	(368,882)	($4,801,167)
Total net increase (decrease)	1,070,055	$15,512,351	(852,366)	($11,153,414)

U.S. Equity Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares[1]
Sold	48,097	$749,598	71,278	$975,939
Issued in reorganization (Note 13)	—	—	9,978,451	138,229,777
Distributions reinvested	—	—	134,235	1,875,488
Repurchased	(738,343)	(11,537,959)	(966,081)	(13,515,157)
Net increase (decrease)	(690,246)	($10,788,361)	9,217,883	$127,566,047
Series II shares[1]
Sold	55,275	$900,397	3,883	$52,148
Issued in reorganization (Note 13)	—	—	719,703	9,969,914
Distributions reinvested	—	—	7,878	110,117
Repurchased	(78,277)	(1,216,907)	(137,572)	(1,923,124)
Net increase (decrease)	(23,002)	($316,510)	593,892	$8,209,055
Series NAV shares
Sold	100,002	$1,470,636	945,244	$12,920,589
Issued in reorganization (Note 13)	—	—	1,073,779	14,874,880
Distributions reinvested	—	—	839,048	11,722,510
Repurchased	(7,173,544)	(112,216,935)	(7,566,434)	(105,038,366)
Net decrease	(7,073,542)	($110,746,299)	(4,708,363)	($65,520,387)
Total net increase (decrease)	(7,786,790)	($121,851,170)	5,103,412	$70,254,715

1	The inception date for Series I and Series II shares is 4-30-12.

FUND SHARE TRANSACTIONS, CONTINUED

Utilities Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	901,131	$13,009,288	1,314,646	$16,340,734
Issued in contribution-in-kind	18,448,959	268,801,328	—	—
Distributions reinvested	—	—	403,197	5,089,660
Repurchased	(1,184,043)	(16,788,500)	(1,663,172)	(21,029,196)
Net increase	18,166,047	$265,022,116	54,671	$401,198
Series II shares
Sold	129,018	$1,773,598	131,721	$1,645,166
Distributions reinvested	—	—	73,170	916,331
Repurchased	(303,022)	(4,256,605)	(785,698)	(9,772,813)
Net decrease	(174,004)	($2,483,007)	(580,807)	($7,211,316)
Series NAV shares
Sold	173,983	$2,464,268	457,291	$5,838,460
Distributions reinvested	—	—	76,038	958,636
Repurchased	(173,393)	(2,411,557)	(1,491,277)	(18,633,318)
Net increase (decrease)	590	$52,711	(957,948)	($11,836,222)
Total net increase (decrease)	17,992,633	$262,591,820	(1,484,084)	($18,646,340)

Value Trust	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	648,244	$13,869,211	11,252,388	$207,766,669
Distributions reinvested	—	—	177,021	3,338,198
Repurchased	(1,020,195)	(21,987,929)	(2,150,805)	(39,821,292)
Net increase (decrease)	(371,951)	($8,118,718)	9,278,604	$171,283,575
Series II shares
Sold	96,668	$2,119,975	151,443	$2,760,870
Distributions reinvested	—	—	10,228	192,362
Repurchased	(200,365)	(4,315,991)	(389,895)	(7,146,147)
Net decrease	(103,697)	($2,196,016)	(228,224)	($4,192,915)
Series NAV shares
Sold	63,549	$1,373,761	594,409	$10,880,015
Distributions reinvested	—	—	12,546	236,374
Repurchased	(76,103)	(1,636,749)	(461,495)	(8,693,884)
Net increase (decrease)	(12,554)	($262,988)	145,460	$2,422,505
Total net increase (decrease)	(488,202)	($10,577,722)	9,195,840	$169,513,165

Affiliates of the Trust owned shares of beneficial interest of the following portfolio on June 30, 2013:

PORTFOLIO	SERIES	% BY SERIES
Core Fundamental Holdings Trust	I	100%

For portfolios with Series NAV, affiliates of the Trust owned 100% of the shares of beneficial interest for this Series.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended June 30, 2013:

PORTFOLIO	PURCHASES	SALES AND MATURITIES
500 Index Trust B	$33,048,898	$29,001,363
All Cap Core Trust	239,816,561	277,413,136
All Cap Value Trust	224,474,432	292,980,156
Alpha Opportunities Trust	610,004,983	736,164,232
American Asset Allocation Trust	7,333,074	111,073,018
American Global Growth Trust	93,901,781	19,469,871
American Growth Trust	8,154,059	129,054,215
American Growth-Income Trust	7,443,761	158,690,814
American International Trust	12,569,380	60,277,209
American New World Trust	4,394,204	8,462,481
Blue Chip Growth Trust	292,286,232	473,976,446
Capital Appreciation Trust	207,554,899	300,543,905
Capital Appreciation Value Trust	113,943,066	117,232,283
Core Allocation Plus Trust	106,059,422	114,933,616
Core Fundamental Holdings Trust	21,095,368	9,504,648
Core Global Diversification Trust	23,026,984	11,858,432
Core Strategy Trust	26,466,369	24,770,825
Disciplined Diversification Trust	3,601,894	9,769,298
Emerging Markets Value Trust	48,171,523	43,130,928
Equity-Income Trust	97,532,607	344,904,000
Financial Services Trust	3,304,291	1,385,745
Franklin Templeton Founding Allocation Trust	243,746	77,125,933
Fundamental All Cap Core Trust	$281,184,640	$340,077,443
Fundamental Holdings Trust	2,568,653	68,522,243
Fundamental Large Cap Value Trust	100,890,878	132,770,650
Fundamental Value Trust	91,996,690	280,479,437
Global Trust	46,411,270	92,547,659
Global Diversification Trust	183,245,836	219,470,384
Growth Equity Trust	249,247,113	281,465,002
Health Sciences Trust	47,123,720	53,288,714
Heritage Trust	53,451,406	57,450,291
International Core Trust	166,122,753	157,418,834
International Equity Index Trust B	9,693,334	13,661,891
International Growth Stock Trust	80,101,534	70,051,708
International Small Company Trust	3,256,863	9,048,429
International Value Trust	190,103,634	213,251,267
Lifestyle Balanced PS Series	5,839,723	4,120,830
Lifestyle Conservative PS Series	1,291,309	5,210,037
Lifestyle Growth PS Series	7,027,637	2,654,059
Lifestyle Moderate PS Series	2,952,614	2,731,067
Mid Cap Index Trust	74,969,714	37,387,767
Mid Cap Stock Trust	516,516,652	550,934,545
Mid Cap Value Equity Trust	25,589,238	39,727,570
Mid Value Trust	99,291,092	138,942,172

PURCHASE AND SALE OF SECURITIES, CONTINUED

PORTFOLIO	PURCHASES	SALES AND MATURITIES
Mutual Shares Trust	$91,474,670	$267,111,970
Natural Resources Trust	52,800,661	71,347,409
Real Estate Securities Trust	244,139,743	256,368,386
Science & Technology Trust	191,230,457	225,339,782
Small Cap Growth Trust	222,346,575	253,290,594
Small Cap Index Trust	68,766,421	46,544,979
Small Cap Opportunities Trust	20,079,167	31,208,605
Small Cap Value Trust	96,806,630	106,948,079
Small Company Growth Trust	14,045,805	22,977,057
Small Company Value Trust	22,940,595	52,259,807
Smaller Company Growth Trust	92,868,105	112,771,130
Strategic Equity Allocation Trust	221,836,050	915,040,816
Total Stock Market Index Trust	704,743	2,695,065
U.S. Equity Trust	131,699,770	242,426,217
Utilities Trust	358,640,308	101,733,261
Value Trust	109,512,556	124,189,645

Purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2013:

PORTFOLIO	PURCHASES	SALES AND MATURITIES
Core Allocation Plus Trust	$7,167,351	$9,939,229
Disciplined Diversification Trust	$1,470,376	—

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated portfolios and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, affiliated fund investments may represent a significant portion of the portfolios’ net assets. For the six months ended June 30, 2013, the following portfolios had an affiliate ownership of 5% or more of their net assets:

PORTFOLIO	AFFILIATED CONCENTRATION
All Cap Core Trust	73.7%
All Cap Value Trust	83.9%
Alpha Opportunities Trust	99.3%
Blue Chip Growth Trust	49.2%
Capital Appreciation Trust	63.0%
Emerging Markets Value Trust	93.8%
Equity-Income Trust	53.9%
Fundamental Large Cap Value Trust	75.9%
Fundamental Value Trust	59.8%
Global Trust	68.7%
Growth Equity Trust	100.0%
Heritage Trust	99.7%
International Core Trust	88.6%
International Growth Stock Trust	90.8%
International Small Company Trust	9.8%
International Value Trust	67.8%
Mid Cap Stock Trust	40.2%
Mid Cap Value Equity Trust	100.0%
Mid Value Trust	37.8%
Mutual Shares Trust	67.9%
Natural Resources Trust	8.9%
Small Cap Growth Trust	33.0%
Small Cap Opportunities Trust	50.4%
Small Cap Value Trust	23.9%
Small Company Growth Trust	100.0%
Small Company Value Trust	53.6%
Smaller Company Growth Trust	54.5%
Strategic Equity Allocation Trust	100.0%
U.S. Equity Trust	83.3%

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Franklin Templeton Founding Allocation Trust, Fundamental Holdings Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series invest primarily in affiliated underlying portfolios that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying portfolios for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended June 30, 2013, the following portfolios held 5% or more of an underlying funds’ net assets:

PORTFOLIO	AFFILIATE SERIES NAV	PERCENTAGE OF UNDERLYING PORTFOLIO’S NET ASSETS
Core Strategy Trust	Strategic Equity Allocation Trust	6.9%

Franklin Templeton Founding Allocation Trust	Global Trust	68.7%
	Income Trust	100.0%
	Mutual Shares Trust	66.3%

Global Diversification Trust	High Yield Trust	15.5%

Fundamental Holdings Trust	Bond Trust	5.3%

Lifestyle Balanced PS Series	Bond PS Series	36.5%

Lifestyle Conservative PS Series	Bond PS Series	18.3%

Lifestyle Growth PS Series	Bond PS Series	23.3%

Lifestyle Moderate PS Series	Bond PS Series	21.6%

10.  DIRECT PLACEMENT SECURITIES The portfolios may hold direct placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at June 30, 2013:

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of Portfolio’s net assets	Value as of 6-30-13
Financial Services Trust	SKBHC holdings	11/8/2010	$2,158,879	432	516	1.8%	$2,921,751
	Purchased: 84 shares

DIRECT PLACEMENT SECURITIES, CONTINUED

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of Portfolio’s net assets	Value as of 6-30-13
Health Sciences Trust	Castlight Health, Inc., Series D	4/26/2012	$168,800	27,963	27,963	0.1%	$168,800
	Omthera Pharmaceuticals Inc.	2/15/2013	84,553	—	13,151	0.1%	164,818
	Purchased: 13,151 shares
	Ultragenyx Pharmaceutical, Inc.	12/19/2012	122,507	44,236	44,236	0.0%	122,507
Science & Technology Trust	Coupon.com	6/1/2011	471,099	85,758	85,758	0.1%	235,552
	Dropbox, Inc.	5/2/2012	67,334	7,441	7,441	0.0%*	65,927
	Dropbox, Inc., Series A	5/2/2012	83,623	9,241	9,241	0.0%*	81,875
	Dropbox, Inc., Series A1	5/2/2012	410,766	89,006	89,006	0.2%	788,593
	Silver Spring Networks, Inc.	12/11/2009	386,000	38,600	22,705	0.2%	541,098
	Corporate action: 5:1 reverse stock split
	Corporate action: 2.94118 conversion
	Twitter Inc.	9/24/2009	333,049	125,031	125,031	0.6%	2,273,064

*	Less than or equal to 0.05%

11.  TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS Affiliated issuers, as defined by the 1940 Act, are those in which a portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the portfolios’ transactions in the securities of these issuers during the six months ended June 30, 2013, is set forth below:

Portfolio	Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Dividend income	Value as of 6-30-2013
Fundamental All Cap Core Trust	Blue Nile, Inc., common stock	298,455	627,926	(377,915)	—	$23,723,044
	Purchased: 350,590 Sold: 21,119

12.  REDEMPTION-IN-KIND On September 28, 2012, the following portfolios recorded in-kind redemptions of portfolio securities. The redeeming shareholders were funds of funds that are series of the Trust. Each redeeming shareholder received a pro rata share of the securities held by each respective portfolio in the Trust. The redemptions in-kind were effected in connection with the simultaneous subscriptions in-kind of these securities by the Strategic Equity Allocation Trust, a series of the Trust. This transaction is a non-taxable event. Below is a summary of the market value of securities and cash redeemed and realized gains generated by the portfolios relating to the transaction.

Portfolio	Market Value of Securities Cash Redeemed	Realized Gain
500 Index Trust	$390,755,091	$151,343,694
International Index Trust	149,133,515	4,069,185
Mid Cap Index Trust	50,914,283	13,587,251
Small Cap Index Trust	22,121,680	8,093,479

On April 16, 2012, the following portfolios recorded in-kind redemptions of portfolio securities. The redeeming shareholders were funds of funds that are series of the Trust. Each redeeming shareholder received a pro rata share of the securities held by each respective portfolio in the Trust. The redemptions in-kind were effected in con- nection with the simultaneous subscriptions in-kind of these securities by the Strategic Equity Allocation Trust, a series of the Trust. This transaction is a non-taxable event. Below is a summary of the market value of securities and cash redeemed and realized gains generated by the portfolios relating to the transaction.

Portfolio	Market Value of Securities Cash Redeemed	Realized Gain
500 Index Trust	$4,517,950,920	$1,230,512,919
International Index Trust	1,850,465,300	99,624,976
Mid Cap Index Trust	535,744,994	34,502,809
Small Cap Index Trust	374,109,856	131,184,643

13.  REORGANIZATIONS On April 10, 2013, the shareholders of American Global Small Capitalization Trust (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) that provided for an exchange of shares of the American Global Growth Trust (the Acquiring portfolio) with value equal to the net assets transferred.

The Agreement provides for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with values equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to the Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to result in a combined Acquiring portfolio that has the potential to achieve a more consistent long term performance record and has stronger prospects for growth and potential economies of scale than the Acquired portfolio. The Acquired portfolio has investment objectives and principal investment strategies that are similar or identical to the Acquiring portfolio. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired portfolio or its shareholders. Thus, the investments were transferred to the Acquiring portfolio at the Acquired portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 26, 2013. The following outlines the reorganization:

REORGANIZATIONS, CONTINUED

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
American Global Growth Trust	American Global Small Capitalization Trust	$91,937,556	$25,132,262	8,882,375	6,980,273	$174,458,980	$266,396,536

Because the combined portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of Operations at June 30, 2013. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the reporting period; the combined portfolio’s pro forma results of operations for the six months ended June 30, 2013 are as follows:

American Global Growth Trust
Net investment income	($19,247)
Net realized and unrealized gain (loss)	40,825,286
Increase (decrease) in net assets from operations	40,806,039

Fiscal year ended December 31, 2012 portfolio mergers.  On April 17, 2012, the shareholders of Large Cap Trust and Core Balanced Strategy Trust (the Acquired portfolios) voted to approve an Agreement and Plan of Reorganization (the Agreement) that provided for an exchange of shares of U.S. Equity Trust and Core Strategy Trust, respectively (the Acquiring portfolios) with values equal to the net assets transferred.

The Agreements provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolios in exchange for shares of the Acquiring portfolios with values equal to the net assets transferred; (b) the liquidation of the Acquired portfolios; and (c) the distribution to Acquired portfolios’ shareholders of such Acquiring portfolios’ shares. The reorganization was intended to eliminate a smaller Acquired portfolio in favor of a larger Acquiring portfolio that has the potential to achieve a better long-term performance record and has stronger prospects for growth or potential economies of scale than the Acquired portfolio. Each Acquired portfolio has investment objectives and principal investment strategies that are similar or identical to the Acquiring portfolio. As a result of the reorganizations, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized by the Acquired portfolio or its shareholders. Thus, the investments were transferred to the Acquiring portfolios at the Acquired portfolios’ identified cost. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 27, 2012. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
Core Strategy Trust	Core Balanced Strategy Trust	$3,853,866	$391,899	253,714	286,435	$729,038,301	$732,892,168
U.S. Equity Trust	Large Cap Trust	$163,074,571	$13,281,939	12,072,792	11,771,933	$806,739,028	$969,813,599

Because the combined portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statement of operations at December 31, 2012. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2012, the beginning of the reporting period; the combined portfolio’s pro forma results of operations for the year ended December 31, 2012 are as follows:

	U.S. Equity Trust	Core Strategy Trust
Net investment income	$15,296,100	$17,275,905
Net realized and unrealized gain (loss)	104,698,599	65,936,121
Increase (decrease) in net assets from operations	119,994,699	83,212,026

On October 4, 2012, the shareholders of 500 Index Trust, American Blue Chip Growth & Income Trust, International Equity Index Trust A and International Opportunities Trust, (the Acquired portfolios) voted to approve Agreements and Plans of Reorganization (the Agreements) that provided for an exchange of shares of 500 Index Trust B, American Growth-Income Trust, International Equity Index Trust B and International Growth Stock Trust, respectively, (the Acquiring portfolios) with values equal to the net assets transferred.

The Agreements provided for (a) the acquisition of all the assets, subject to all of the liabilities, of each Acquired portfolio in exchange for shares of the corresponding Acquiring portfolio with a value equal to the net assets transferred; (b) the liquidation of each Acquired portfolio; and (c) the distribution to each Acquired portfolio’s shareholders of each Acquiring portfolio’s shares. The reorganizations were intended to result in a combined Acquiring portfolio that has the potential to achieve a better long-term performance record and has stronger prospects for growth and potential economies of scale than the corresponding Acquired Portfolio. Each Acquired portfolio has investment objectives and principal investment strategies that are similar or identical to those of the corresponding Acquiring portfolio. As a result of the reorganization, the Acquiring portfolios are the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized by the Acquired portfolios or their shareholders. Thus, the investments were transferred to the Acquiring portfolios at the Acquired portfolios’ identified cost. All distributable amounts of net income and realized gains from the Acquired portfolios were distributed prior to the reorganization.

For the reorganizations involving 500 Index Trust, American Blue Chip Growth & Income Trust, International Equity Index Trust A, and Total Bond Market Trust A, the expenses of the reorganization were borne by the Acquired portfolio. For the reorganization involving International Opportunities Trust, the expenses were borne by both

REORGANIZATIONS, CONTINUED

the Acquiring and Acquired portfolios based on relative asset levels as of April 30, 2012. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 2, 2012.

The following outlines the reorganizations:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
500 Index Trust B	500 Index Trust	$1,410,027,479	$397,501,968	130,733,495	78,840,195	$902,171,731	$2,312,199,210

American Growth- Income Trust	American Blue Chip Growth & Income Trust	$264,630,782	—	24,777,191	16,097,628	$1,041,102,006	$1,305,732,788

International Equity Index Trust B	International Equity Index Trust A	$290,214,339	$30,732,433	31,657,942	19,856,403	$299,456,692	$589,671,031

International Growth Stock Trust	International Opportunities Trust	$193,188,474	$11,331,924	17,341,786	13,959,473	$292,318,732	$485,507,206

Because the combined portfolios have been managed as single integrated portfolios since the reorganizations were completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolios that have been included in the Acquiring Portfolios’ Statements of operations at December 31, 2012. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2012, the beginning of the reporting period, the combined portfolios’ pro forma results of operations for the year ended December 31, 2012 are as follows:

	500 Index Trust B	American Growth- Income Trust	International Equity Index Trust B	International Growth Stock Trust
Net investment income	$70,481,885	$15,169,531	$16,072,644	$6,511,165
Net realized and unrealized gain (loss)	726,178,528	190,581,207	78,222,567	73,187,804
Increase (decrease) in net assets from operations	796,660,413	205,750,738	94,295,211	79,698,969

Subsequent Events  On June 26, 2013, the Board of Trustees of John Hancock Variable Insurance Trust approved an Agreement and Plan of Reorganization providing for the following reorganizations and merger expenses related to these reorganizations:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO	MERGER EXPENSES
All Cap Value Trust	Fundamental Large Cap Value Trust	$62,909
Core Allocation Plus Trust	Core Strategy Trust	42,472
Core Fundamental Holdings Trust	Core Strategy Trust	57,434
Core Global Diversification Trust	Core Strategy Trust	64,230
Disciplined Diversification Trust	Core Strategy Trust	47,852
Fundamental Holdings Trust	Core Strategy Trust	141,513
Global Diversification Trust	Core Strategy Trust	123,152
Smaller Company Growth Trust	Small Cap Opportunities Trust	68,291

A meeting of the shareholders of each Acquired Portfolio has been scheduled for Thursday, October 10, 2013, to approve the respective reorganization. If approved, each reorganization is scheduled to occur immediately after the close of regularly scheduled trading on the NYSE on Friday, December 6, 2013. Merger expenses are reflected in the Statement of Operations for the six months ended June 30, 2013.

14.  OTHER MATTER On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds from the leveraged buy-out. The plaintiff seeks to recover payments of those proceeds as intentionally fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is now captioned Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.).

In a related matter, on October 1, 2012, the Trust was named as a defendant in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it has been consolidated into the multidistrict litigation proceeding. The Court has not yet issued a decision on a motion to dismiss that has been filed by the defendants in this case.

The potential amount sought to be recovered by the plaintiffs in these two actions from the Equity-Income Trust and the Mid Value Trust is unknown, but it includes approximately $30,470,800 and $1,758,100, respectively, representing the proceeds that the portfolios received in the leveraged buy-out, plus an unknown amount of interest and the plaintiffs’ attorneys’ fees and expenses. The portfolios cannot predict the outcome of this proceeding. The portfolios are currently assessing the case and has not yet determined the effect, if any, on the portfolios’ net assets and results of operations. If the proceeding were to be decided in a manner adverse to the portfolios, or if the portfolios were to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the portfolios’ net asset value.

John Hancock Variable Insurance Trust

Special Shareholder Meeting (Unaudited)

American Global Small Capitalization Trust and American High-Income Bond Trust held a Special Meeting of Shareholders on April 10, 2013. The following proposals were considered by the shareholders:

Proposal One:	Approval of the Agreement and Plan of Reorganization providing for the reorganization of American Global Small Capitalization Trust into American Growth Trust.

PROPOSAL ONE PASSED ON April 10, 2013.

FOR	AGAINST	ABSTAIN
8,421,893.521	189,686.849	824,772.333

Proposal Two:	Approval of the Agreement and Plan of Reorganization providing for the reorganization of American High-Income Bond Trust into High Yield Trust.

PROPOSAL TWO PASSED ON April 10, 2013.

FOR	AGAINST	ABSTAIN
8,250,874.936	325,892.413	862,500.422

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Variable Insurance Trust (the “Trust”) of the Advisory Agreement (the “Advisory Agreement”) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the “Subadvisory Agreements”) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the “Funds”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Adviser and the applicable Subadvisory Agreements between the Adviser and the investment sub-advisers (and investment sub-subadvisers) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with respect to each of the Funds identified below. In addition, the following Funds included in this report are master-feeder funds and do not have advisory or subadvisory agreements: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third party provider of mutual fund data, performance information for relevant indices, and, with respect to each Sub-Adviser, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Adviser and the Sub-Advisers is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with the Adviser, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Funds by the Adviser’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Adviser’s risk management processes. The Board considered that the Adviser is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Adviser has in the past managed the Trust’s affairs and its subadvisory relationships, the Adviser’s oversight and monitoring of the Sub-Advisers’ investment performance and compliance programs, such as the Sub-Advisers’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Adviser’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Adviser’s personnel;

(c)  the Adviser’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Adviser’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(f)  the Adviser’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Adviser may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third party provider of mutual fund data.

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds; and

(d)  took into account the Adviser’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being reasonably addressed and/or monitored.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that, in addition, the Adviser is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and agreed at the May meeting to additional fee waivers for certain Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across a number of Funds in the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Adviser concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Adviser’s and Subadviser’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, in the case of the Fundamental Holdings Trust, the Global Diversification Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, and each Lifestyle PS Series Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Indirect Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including the Sub-Advisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Adviser;

(b)  reviewed and considered (i) an analysis presented by the Adviser regarding the net profitability to the Adviser and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d)  received information with respect to the Adviser’s allocation methodologies used in preparing the profitability data;

(e)  considered that the John Hancock insurance companies that are affiliates of the Adviser, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Adviser also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(h)  noted that affiliates of the Adviser provide transfer agency services and distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Adviser also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Adviser and are negotiated at arms’ length with respect to the unaffiliated Sub-Advisers;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Adviser and its affiliates with regard to the underlying portfolios in which the Funds may invest; and

(l)  considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the level of profitability, if any, of the Adviser and its affiliates (including any Sub-Advisers that are affiliated with the Adviser), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  with respect to each Fund (except those listed below), considered that the Adviser has agreed, effective June 1, 2013, to waive its management fee for each of these Funds and for each of the other John Hancock open-end funds (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, and index funds of the Trust and John Hancock Funds II and the John Hancock closed-end funds.);

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Sub-Advisory Agreements, the Board reviewed:

(1)  information relating to each Sub-Adviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)  the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)  the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4)  information relating to the nature and scope of any material relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Sub-Advisers with respect to each Fund, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as received information relating to a Sub-Adviser’s compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board reviewed each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Adviser conducts regular, periodic reviews of each Sub-Adviser and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadviser Compensation.  In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser and not the Funds. The Board also relied on the ability of the Adviser to negotiate each Sub-Advisory Agreement with Sub-Advisers that are not affiliated with the Adviser and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Sub-Advisers from their relationship with the Trust were not a material factor in the Board’s consideration of the Sub-Advisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers) of any material relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated Sub-Advisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

In addition, the Board considered other potential indirect benefits that the Sub-Adviser and its affiliates may receive from the Sub-Adviser’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to each Sub-Adviser. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Sub-Adviser Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Adviser’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Adviser’s focus on each Subadviser’s performance. The Board also noted each Subadviser’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)  Each Sub-Adviser has extensive experience and demonstrated skills as a manager;

(2)  Although not without variation, the performance of each Fund managed by a Sub-Adviser generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks and each Fund’s overall performance is satisfactory, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being reasonably addressed and/or monitored);

(3)  The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)  With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Sub-Adviser for the Fund of Funds and concluded that the subadvisory fee to be paid to the Sub-Adviser with respect to each Fund

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Sub-Advisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Sub-Advisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Sub-Advisory Agreement with respect to each Fund for an additional one-year period.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

500 Index B Trust (John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are lower than the peer group median.
The Board noted the low performance dispersion relative to the Trust’s benchmark.

All Cap Core Trust (QS Investors, LLC)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust’s performance is being closely monitored.

The Board also took into account the Trust’s more recent improved performance.

The Board took into account management’s discussion of the Trust’s expenses.

All Cap Value Trust (Lord, Abbett & Co. LLC)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust’s performance is being closely monitored.

The Board noted that relative performance has improved since the change to the lead portfolio manager in January 2013.

The Board took into account management’s discussion of the Trust’s expenses.

Alpha Opportunities Trust (Wellington Management Company, LLP)	Benchmark Index — the Trust outperformed for the one-year period and underperformed for the three-year period. Lipper Category — The Trust outperformed the average for the one- and three-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and peer group for the one- and three-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board also noted that the Adviser had agreed to implement a 3 basis point voluntary advisory fee waiver effective June 1, 2013.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — the Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Capital Appreciation Trust (Jennison Associates LLC)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust matched the performance of the peer average for the one-year period, underperformed the average for the three-year period and outperformed the average for the five-year period.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance.

The Board also took into account the Trust’s more recent improved performance against the benchmark.

The Board took into account management’s discussion of the Trust’s expenses.

Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — the Trust outperformed for the one- and three-year periods. Lipper Category — The Trust outperformed the average for the one- and three-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one- and three-year periods.

The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Core Allocation Plus Trust (Wellington Management Company, LLP)
Benchmark Index — the Trust outperformed for the one-year period and underperformed for the three-year period.

Lipper Category — The Trust underperformed the average for the one- and three year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust’s performance is being closely monitored.

The Board took into account management’s discussion of the Trust’s performance and potential options with respect to the future of the Trust.

The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Core Fundamental Holdings Trust

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)
	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including relative to its benchmark and peer group, and the factors that contributed to relative underperformance. The Board also took into account the difference between the investment strategies of the Trust and those of its peer group and the impact of market conditions to the Trust’s investment strategies relative to the peer group.

The Board also noted management’s discussion of potential actions to be taken with respect to the Trust.

Core Global Diversification Trust

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)
	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the differences between the investment allocations of the Trust and those of its peer group and the impact of market conditions to the Trust’s investment process relative to the peer group.

The Board also noted management’s discussion of potential actions to be taken with respect to the Trust.

Core Strategy Trust (John Hancock Asset Management a division of Manulife Asset Management (US) LLC) (John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three-year period.

Lipper Category — The Trust underperformed the average for the one- and three-year periods.
Net management fees for this Trust are equal to the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including relative to its benchmark and peer group.

The Board also took into account the difference between the investment strategies of the Trust and those of its peer group and the impact of market conditions to the Trust’s investment strategies relative to the peer group.

Disciplined Diversification Trust (Dimensional Fund Advisors LP)	Benchmark Index — the Trust outperformed for the one- and three-year periods. Lipper Category — The Trust underperformed the average for the one- and three-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance and potential options with respect to the future of the Trust.

The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Emerging Markets Value Trust (Dimensional Fund Advisors LP)
Benchmark Index — The Trust outperformed for the one- and five-year periods and underperformed for the three-year period.

Lipper Category — The Trust outperformed the average for the one- and five-year periods and underperformed the average for the three-year period.
Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance relative to its benchmark and the peer group, including the factors that contributed to the Trust’s performance relative to the peer group for the three-year period as well as the Trust’s overall performance over the one- and five-year periods.

Equity Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — the Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust outperformed the average for the one-, three-, and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are equal to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the five-year period and relative to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Financial Services Trust (Davis Selected Advisers, L.P.)
Benchmark Index — the Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance. The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Franklin Templeton Founding Allocation Trust (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)	Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three-year period. Lipper Category — The Trust outperformed the average for the one- and three-year periods.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Fundamental All Cap Core Trust (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)
Benchmark Index — The Trust outperformed for the one- and three-year periods and underperformed for the five-year period.

Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted that in January 2011, Walter McCormick and Sandy Sanders took over as portfolio managers for this Trust and longer term performance does not reflect the current management team.

The Board took into account management’s discussion of the Trust’s performance since that time relative to its benchmark index and peer group.

The Board took into account management’s discussion of the Trust’s expenses.

Fundamental Holdings Trust

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)

Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.
Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including relative to its peer group and benchmark index. The Board noted the Trust’s improved relative performance for the one-year period.

The Board also noted management’s discussion of potential actions to be taken with respect to the Trust.

Fundamental Large Cap Value Trust (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)	Benchmark Index — The Trust outperformed for the one-, three-and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board noted that in January 2011, Walter McCormick and Sandy Sanders took over as portfolio managers for this Trust and longer term performance does not reflect the current management team.

The Board took into account management’s discussion of the Trust’s performance since that time relative to its benchmark index and peer group.

Fundamental Value Trust (Davis Selected Advisers, L.P.)	Benchmark Index — the Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust’s performance is being closely monitored.

The Board took into account management’s discussion of the Trust’s performance and potential options with respect to the future of the Trust.

The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Global Diversification Trust

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)

Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.
Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to its peer group over the longer-term five-year period.

The Board also noted management’s discussion of potential actions to be taken with respect to the Trust.

Global Trust (Templeton Global Advisors Limited)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Growth Equity Trust (Rainier Investment Management)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three-year period.

Lipper Category — The Trust underperformed the average for the one- and three-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted that the Trust’s performance is being closely monitored. The Board also noted that the Trust recently changed portfolio managers.

The Board took into account management’s discussion of the Trust’s expenses.

Health Sciences Trust (T. Rowe Price Associates, Inc.)	Benchmark Index — the Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board noted the recent departure of the Trust’s portfolio manager and management’s discussion of potential changes for the Trust. The Board noted that the Trust’s performance is being closely monitored because of the change in portfolio managers.

The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Heritage Trust (American Century Investment Management, Inc.)
Benchmark Index — the Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust changed its investment style and portfolio managers in May 2010 and that relative performance has improved since that time.

The Board took into account management’s discussion of the Trust’s expenses.

International Core Trust (Grantham, Mayo, Van Otterloo & Co. LLC)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one- and five-year periods and outperformed the average for the three-year period.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including its strong longer term track record and the impact of market conditions on its investment strategy. The Board also noted the differences between the investment strategy of the Trust and those of its peer group.

The Board took into account management’s discussion of the Trust’s expenses including the relatively small range among the peer group.

International Equity Index B Trust (SSgA Funds Management, Inc.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

International Growth Stock Trust (Invesco Advisers Inc.)	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.
The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s inception date of September 16, 2010, and that the Trust has a relatively limited performance history.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance including the impact of market conditions on the Trust’s investment strategy.

The Board also noted that another Trust managed by the subadviser in a similar manner outperformed the benchmark index and peer group average for the three-, five- and ten-year periods ended March 31, 2013.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

International Small Company Trust (Dimensional Fund Advisors LP)
Benchmark Index — the Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

The subadviser fees for this Trust are higher than the peer group median.

Net management fees for this Trust are equal to the peer group median.

Total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to the Trust’s more recent performance. The Board noted the Trust’s favorable performance relative to the peer group for the three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

International Value Trust (Templeton Investment Counsel, LLC / Templeton Global Advisors Limited)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Lifestyle Balanced PS Series

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)

(QS Investors, LLC)
	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to its benchmark index for the one- year period and relative to the peer group since inception.

The Board noted the Trust’s inception date of April 29, 2011, and that the Trust has a relatively limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the impact of the amount of assets in the Trust on expenses and potential actions to be taken that could result in lower total expenses.

The Board noted that the Trust is subject to an expense waiver that reduces certain expenses of the Trust.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Lifestyle Conservative PS Series

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)

(QS Investors, LLC)
	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the Trust’s favorable performance relative to its benchmark for the one-year period and relative to its peer group since inception.

The Board noted the Trust’s inception date of April 29, 2011, and that the Trust has a relatively limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the impact of the amount of assets in the Trust on expenses and potential actions to be taken that could result in lower total expenses.

The Board noted that the Trust is subject to an expense waiver that reduces certain expenses of the Trust.

Lifestyle Growth PS Series

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)

(QS Investors, LLC)
	Benchmark Index — The Trust underperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance.

The Board noted the Trust’s inception date of April 29, 2011, and that the Trust has a relatively limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the impact of the amount of assets in the Trust on expenses and potential actions to be taken that could result in lower total expenses.

The Board noted that the Trust is subject to an expense waiver that reduces certain expenses of the Trust.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Lifestyle Moderate PS Series

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)

(QS Investors, LLC)
	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to its peer group since inception and to its benchmark index for the one-year period.

The Board noted the Trust’s inception date of April 29, 2011, and that the Trust has a relatively limited performance history.

The Board took into account management’s discussion of the Trust’s expenses, including the impact of the amount of assets in the Trust on expenses and potential actions to be taken that could result in lower total expenses.

The Board noted that the Trust is subject to an expense waiver that reduces certain expenses of the Trust.

Mid Cap Index Trust (John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted the low performance dispersion relative to the Trust’s benchmark.

The Board took into account management’s discussion of the Trust’s expenses.

The Board also noted that the Adviser has agreed to waive certain expenses of the Trust and the full impact of the waiver was not reflected in the expense comparison.

Mid Cap Stock Trust (Wellington Management Company, LLP)
Benchmark Index — the Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance. The Board noted the Trust’s recent relative performance improvement for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Mid Cap Value Equity Trust (Columbia Management Investment Advisers, LLC)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are equal to the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the differences between the investment strategies of the Trust and those of its peer group.

The Board took into account management’s discussion of the Trust’s expenses.

Mid Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — the Trust the Trust outperformed for the one- and five-year periods and underperformed for the three-year period.

Lipper Category — The Trust outperformed the average for the one and five-year periods and underperformed the average for the three-year period.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Mutual Shares Trust (Franklin Mutual Advisers, LLC)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s relative performance, as well as the Trust’s favorable performance relative to its peer group for the three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted that the advisory fee of the Trust was reduced during 2012.

Natural Resources Trust (RS Investment Management Co., LLC) (Wellington Management Company, LLP)	Benchmark Index — the Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust’s performance is being closely monitored.

The Board took into account the addition of a second subadviser in July of 2012 and the favorable relative performance since the change.

The Board took into account management’s discussion of the Trust’s performance and potential options with respect to the Trust’s investment strategy.

The Board took into account management’s discussion of the Trust’s expenses. The Board also noted that the Advisor had agreed to implement a 3 basis point voluntary advisory fee waiver effective June 1, 2013.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Real Estate Securities Trust (Deutsche Investment Management Americas, Inc./RREEF America, LLC)
Benchmark Index — The Trust outperformed for the three-year period and underperformed for the one- and five-year periods.

Lipper Category — The Trust outperformed the average for the one-, three-, and five-year periods.
		Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.	The Board noted that management had agreed to implement a voluntary advisory fee waiver and a contractual subadvisory fee waiver effective June 1, 2013.

Science & Technology Trust (Allianz Global Investors U.S. LLC T. Rowe Price Associates, LLC)
Benchmark Index — The Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’ relative performance and noted the Trust’s favorable long term performance.

The Board took into account management’s discussion of the Trust’s expenses. The Board also noted that the Trust is subject to a voluntary fee waiver that reduces certain expenses of the Trust.

Small Cap Growth Trust (Wellington Management Company, LLP)
Benchmark Index — the Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

The subadviser fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance. The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses.

Small Cap Index Trust (John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance.

The Board noted the low performance dispersion relative to the Trust’s benchmark.

The Board took into account management’s discussion of the Trust’s expenses.

The Board also noted that the Adviser has agreed to waive certain expenses of the Trust and that the full impact of the waiver was not reflected in the expense comparison.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Small Cap Opportunities Trust (Dimensional Fund Advisors LP)
Benchmark Index — the Trust outperformed for the one- and three-year periods and underperformed for the five-year period.

Lipper Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s relative performance. The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one- and three-year periods.

The Board noted the previous co-subadviser change in December 2008 and that the Trust’s five-year performance reflects the performance of the prior co-subadviser.

The Board took into account management’s discussion of the Trust’s expenses.

Small Cap Value Trust (Wellington Management Company, LLP)
Benchmark Index — the Trust underperformed for the one-year period and outperformed the average for the three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and relative to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses, including underlying fund expenses.

Small Company Growth Trust (Invesco Advisers Inc.)
Benchmark Index — The Trust outperformed for the one- and three-year periods and underperformed for the five-year period.

Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance.

The Board noted the Trust’s favorable performance relative to the peer group for the one-, three- and five-year periods and relative to the benchmark index for the one- and three-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Small Company Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — the Trust underperformed for the one-year period and outperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one- and five-year periods and underperformed the average for the three-year period.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and relative to the peer group for the one- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust. The Board also took into account management’s discussion of the underlying fund expenses.

Smaller Company Growth Trust (Frontier Capital Management Company, LLC) / John Hancock Asset Management a division of Manulife Asset Management (North America) Limited / Perimeter Capital Management
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three-year period.

Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-year period.

The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance. The Board noted the Trust’s improved performance relative to the benchmark index for the one-year period and relative to the peer group for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses.

Strategic Equity Allocation Trust (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)	Benchmark Index — The Trust outperformed for the one-year. Lipper Category — The Trust underperformed the average for the one-year.	Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance.

The Board noted the Trust’s inception date of April 16, 2012, and that the Trust has a relatively limited performance history.

Total Stock Market Index Trust (John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)	Benchmark Index — The Trust underperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.
The Board noted the low performance dispersion relative to the Trust’s benchmark. The Board took into account management’s discussion of the Trust’s expenses.

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

U.S. Equity Trust (Grantham, Mayo, Van Otterloo & Co. LLC)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the Trust’s overall long term performance record and the impact of market conditions on the subadviser’s investment style relative to the peer group.

The Board took into account management’s discussion of the Trust’s expenses.

Utilities Trust (Massachusetts Financial Services Company)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Value Trust (Invesco Advisers Inc.)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, noting the Trust’s favorable performance relative to the peer group for the one-, three- and five-year periods and relative to the benchmark index for the five-year period.

John Hancock Variable Insurance Trust

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

PRSRT STD
U.S. POSTAGE
PAID
HOLLISTON, MA
PERMIT NO. 20

Management of the Trust

Trustees
James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers
Hugh McHaffie, President
Andrew G. Arnott, Executive Vice President
Thomas M. Kinzler, Secretary and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHT0SA 6/13
8/13

1115015: 0613

John Hancock

John Hancock

Variable Insurance Trust

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Bond Trusts

Semiannual Report
June 30, 2013

John Hancock Variable Insurance Trust

Semiannual Report — Table of Contents

Sector Weightings	3

Shareholder Expense Example	5

Summary Portfolio of Investments (See below for each Portfolio’s page #)	8

Statements of Assets and Liabilities	39

Statements of Operations	44

Statements of Changes in Net Assets	49

Statement of Cash Flows	52

Financial Highlights	53

Notes to Financial Statements	60

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	103

For More Information	112

Portfolio	Summary Portfolio of Investments
Active Bond Trust	8
Bond Trust	10
Bond PS Series	11
Core Bond Trust	13
Global Bond Trust	14
High Yield Trust	17
Income Trust	19
Investment Quality Bond Trust	21
Money Market Trust	22
Money Market Trust B	23
New Income Trust	25
Real Return Bond Trust	26
Short Term Government Income Trust	28
Strategic Income Opportunities Trust	29
Total Bond Market Trust B	32
Total Return Trust	33
Ultra Short Term Bond Trust	35

2

John Hancock Variable Insurance Trust

Sector Weightings

Active Bond Trust

Sector Weighting*	% of Total
U.S. Government Agency	22.7
Collateralized Mortgage Obligations	22.6
Financials	17.8
Energy	4.8
Consumer Discretionary	4.6
Industrials	4.5
Asset Backed Securities	4.3
U.S. Government	3.4
Materials	2.8
Utilities	2.6
Telecommunication Services	2.4
Consumer Staples	2.2
Health Care	1.3
Foreign Government Obligations	0.7
Information Technology	0.3
Municipal Bonds	0.3
Short-Term Investments & Other	2.7

Bond Trust

Sector Weighting*	% of Total
U.S. Government Agency	31.3
U.S. Government	17.9
Financials	16.9
Collateralized Mortgage Obligations	11.3
Energy	3.9
Industrials	3.7
Consumer Discretionary	3.4
Materials	2.3
Telecommunication Services	2.2
Utilities	2.0
Consumer Staples	1.2
Health Care	1.1
Information Technology	0.4
Municipal Bonds	0.1
Foreign Government Obligations	0.1
Short-Term Investments & Other	2.2

Bond PS Series

Sector Weighting*	% of Total
U.S. Government Agency	32.4
U.S. Government	20.0
Financials	15.9
Collateralized Mortgage Obligations	10.5
Industrials	3.8
Energy	3.7
Consumer Discretionary	3.0
Materials	2.2
Telecommunication Services	2.1
Utilities	1.8
Consumer Staples	1.2
Health Care	1.0
Information Technology	0.4
Foreign Government Obligations	0.1
Municipal Bonds	0.1
Short-Term Investments & Other	1.8

Core Bond Trust

Sector Weighting**	% of Total
U.S. Government Agency	29.2
Corporate Bonds	21.3
U.S. Government	19.0
Asset Backed Securities	15.0
Collateralized Mortgage Obligations	8.4
Foreign Government Obligations	1.1
Municipal Bonds	0.9
Short-Term Investments	5.1

Global Bond Trust

Sector Weighting*	% of Total
Foreign Government Obligations	37.0
Financials	26.5
Collateralized Mortgage Obligations	12.4
U.S. Government	8.0
U.S. Government Agency	6.8
Asset Backed Securities	2.6
Consumer Discretionary	0.9
Energy	0.7
Consumer Staples	0.6
Utilities	0.4
Information Technology	0.3
Materials	0.2
Health Care	0.2
Purchased Options	0.1
Telecommunication Services	0.1
Short-Term Investments & Other	3.2

High Yield Trust

Sector Weighting*	% of Total
Energy	20.7
Consumer Discretionary	17.4
Industrials	13.5
Financials	11.8
Materials	8.4
Telecommunication Services	7.8
Health Care	4.4
Utilities	4.0
Consumer Staples	3.9
Information Technology	2.1
Foreign Government Obligations	1.2
Short-Term Investments & Other	4.8

Income Trust

Sector Weightings*	% of Total
Fixed-Income Asset Allocation
Consumer Discretionary	7.0
Information Technology	5.5
Energy	5.4
Financials	3.4
Materials	3.2
Health Care	3.1
Consumer Staples	2.6
Telecommunication Services	1.9
Utilities	1.7
Industrials	1.6
Total Fixed-Income	35.4
Equity Asset Allocation
Utilities	14.0
Energy	11.5
Financials	10.3
Materials	8.1
Health Care	6.7
Information Technology	3.7
Telecommunication Services	3.4
Industrials	3.3
Consumer Discretionary	0.8
Consumer Staples	0.7
Total Equity	62.5
Short-Term Investments & Other	2.1

Investment Quality Bond Trust

Sector Weighting*	% of Total
U.S. Government	24.1
Financials	21.1
U.S. Government Agency	10.5
Collateralized Mortgage Obligations	6.7
Consumer Discretionary	6.5
Energy	4.3
Municipal Bonds	3.4
Consumer Staples	3.2
Asset Backed Securities	3.2
Health Care	2.8
Industrials	2.5
Utilities	2.5
Telecommunication Services	2.3
Information Technology	1.1
Foreign Government Obligations	1.1
Materials	1.0
Short-Term Investments & Other	3.7

Money Market Trust

Sector Weighting**	% of Total
Certificate of Deposit	34.9
Corporate Interest-Bearing Obligations	22.5
Commercial Paper	20.4
U.S. Government Agency	11.9
U.S. Government	10.3

3

John Hancock Variable Insurance Trust

Sector Weightings

Money Market Trust B

Sector Weighting*	% of Total
Certificate of Deposit	29.9
Commercial Paper	26.5
Corporate Interest-Bearing Obligations	22.3
U.S. Government Agency	10.8
U.S. Government	10.5

New Income Trust

Sector Weighting*	% of Total
U.S. Government Agency	32.7
U.S. Government	15.1
Financials	8.3
Collateralized Mortgage Obligations	7.0
Municipal Bonds	6.2
Consumer Discretionary	5.0
Energy	5.0
Asset Backed Securities	4.3
Foreign Government Obligations	3.4
Telecommunication Services	2.1
Industrials	2.0
Consumer Staples	1.9
Utilities	1.9
Health Care	1.6
Information Technology	0.9
Materials	0.7
Short-Term Investments & Other	1.9

Real Return Bond Trust

Sector Weighting**	% of Total
U.S. Government	53.0
Financials	5.1
Collateralized Mortgage Obligations	3.6
Foreign Government Obligations	1.8
Asset Backed Securities	1.8
U.S. Government Agency	1.2
Short-Term Investments	33.5

Short Term Government Income Trust

Sector Weighting*	% of Total
U.S. Government Agency	68.1
U.S. Government	18.5
Collateralized Mortgage Obligations	7.3
Financials	0.1
Short-Term Investments & Other	6.0

Strategic Income Opportunities Trust

Sector Weighting*	% of Total
Financials	26.5
Foreign Government Obligations	20.8
Consumer Discretionary	13.7
Materials	5.3
Collateralized Mortgage Obligations	5.1
Energy	4.9
Industrials	4.1
Health Care	3.9
Telecommunication Services	3.5
Consumer Staples	2.9
Utilities	2.9
Information Technology	1.3
Asset Backed Securities	1.1
Purchased Options	0.2
Short-Term Investments & Other	3.8

Total Bond Market Trust B

Sector Weighting*	% of Total
U.S. Government Agency	35.1
U.S. Government	35.0
Financials	7.9
Energy	2.8
Collateralized Mortgage Obligations	2.5
Foreign Government Obligations	2.4
Consumer Staples	2.0
Consumer Discretionary	1.9
Utilities	1.8
Health Care	1.7
Industrials	1.6
Information Technology	1.2
Telecommunication Services	1.2
Materials	1.1
Municipal Bonds	0.9
Asset Backed Securities	0.1
Short-Term Investments & Other	0.8

Total Return Trust

Sector Weighting**	% of Total
U.S. Government Agency	44.8
U.S. Government	27.8
Financials	7.3
Collateralized Mortgage Obligations	4.0
Foreign Government Obligations	3.4
Municipal Bonds	3.2
Consumer Discretionary	1.0
Asset Backed Securities	1.0
Energy	0.8
Materials	0.4
Health Care	0.1
Industrials	0.1
Short-Term Investments	6.1

Ultra Short Term Bond Trust

Sector Weighting*	% of Total
U.S. Government Agency	28.0
Asset Backed Securities	17.9
Financials	15.4
Consumer Discretionary	5.5
Telecommunication Services	4.5
Collateralized Mortgage Obligations	4.2
Industrials	3.6
Utilities	3.3
Health Care	3.2
Materials	2.2
Energy	2.1
Consumer Staples	1.1
Information Technology	0.5
Short-Term Investments & Other	8.5

*	As a percentage of net assets.
**	As a percentage of total investments.

4

John Hancock Variable Insurance Trust

Shareholder Expense Example

As a shareholder of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013 – 6/30/2013	Annualized Expense Ratio
Active Bond Trust
Series I — Actual	$1,000.00	$984.30	$3.35	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Series II — Actual	1,000.00	983.30	4.33	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series NAV — Actual	1,000.00	984.30	3.10	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Bond Trust
Series I — Actual	$1,000.00	$978.60	$3.14	0.64%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Series II — Actual	1,000.00	977.20	4.12	0.84%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Series NAV — Actual	1,000.00	979.30	2.90	0.59%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.96	0.59%
Bond PS Series
Series II — Actual	$1,000.00	$976.50	$4.31	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series NAV — Actual	1,000.00	978.00	3.09	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Core Bond Trust
Series I — Actual	$1,000.00	$971.30	$3.23	0.66%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Series II — Actual	1,000.00	970.60	4.20	0.86%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Series NAV — Actual	1,000.00	971.20	2.98	0.61%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%

5

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013 – 6/30/2013	Annualized Expense Ratio
Global Bond Trust
Series I — Actual	$1,000.00	$929.30	$4.02	0.84%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Series II — Actual	1,000.00	928.70	4.97	1.04%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Series NAV — Actual	1,000.00	929.10	3.78	0.79%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
High Yield Trust
Series I — Actual	$1,000.00	$1,026.60	$4.02	0.80%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Series II — Actual	1,000.00	1,024.50	5.02	1.00%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Series NAV — Actual	1,000.00	1,026.90	3.77	0.75%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Income Trust
Series NAV — Actual	$1,000.00	$1,045.10	$4.31	0.85%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Investment Quality Bond Trust
Series I — Actual	$1,000.00	$967.60	$3.32	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Series II — Actual	1,000.00	966.80	4.29	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series NAV — Actual	1,000.00	968.30	3.07	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Money Market Trust
Series I — Actual	$1,000.00	$1,000.00	$1.39	0.28%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%
Series II — Actual	1,000.00	1,000.00	1.39	0.28%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%
Money Market Trust B
Series NAV — Actual	$1,000.00	$1,000.10	$1.29	0.26%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.30	0.26%
New Income Trust
Series NAV — Actual	$1,000.00	$973.20	$3.08	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Real Return Bond Trust
Series I — Actual	$1,000.00	$918.40	$4.71	0.99%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Series II — Actual	1,000.00	917.40	5.66	1.19%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Series NAV — Actual	1,000.00	918.80	4.47	0.94%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Short Term Government Income Trust
Series I — Actual	$1,000.00	$989.10	$3.21	0.65%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Series II — Actual	1,000.00	987.60	4.19	0.85%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Series NAV — Actual	1,000.00	989.90	2.96	0.60%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%
Strategic Income Opportunities Trust
Series I — Actual	$1,000.00	$1,013.40	$3.89	0.78%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Series II — Actual	1,000.00	1,012.60	4.89	0.98%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Series NAV — Actual	1,000.00	1,013.40	3.64	0.73%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.66	0.73%

6

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013 – 6/30/2013	Annualized Expense Ratio
Total Bond Market Trust B
Series I — Actual	$1,000.00	$973.90	$1.47	0.30%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.51	0.30%
Series II — Actual	1,000.00	972.00	2.44	0.50%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Series NAV — Actual	1,000.00	973.90	1.22	0.25%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Total Return Trust
Series I — Actual	$1,000.00	$970.70	$3.76	0.77%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Series II — Actual	1,000.00	969.30	4.74	0.97%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Series NAV — Actual	1,000.00	970.60	3.52	0.72%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Ultra Short Term Bond Trust
Series I — Actual	$1,000.00	$996.70	$3.37	0.68%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Series II — Actual	1,000.00	995.90	4.35	0.88%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Series NAV — Actual	1,000.00	997.50	3.12	0.63%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

7

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

Active Bond Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 26.1%
U.S. Treasury Bond - 1.8%
3.125%, 02/15/2043	$22,370,000	$20,908,941	1.8%
U.S. Treasury Notes - 1.6%
0.875%, 04/30/2017	3,350,000	3,332,466	0.3%
1.500%, 06/30/2016	2,525,000	2,585,166	0.2%
1.750%, 05/15/2023	11,138,000	10,424,477	0.9%
OTHER SECURITIES		2,066,613	0.2%
		18,408,722
Federal Home Loan Mortgage Corp. - 1.3%
4.500%, 09/01/2023
to 10/01/2041	8,792,771	9,270,947	0.8%
5.000%, 03/01/2041
to 04/01/2041	3,200,853	3,452,363	0.3%
OTHER SECURITIES		2,944,876	0.2%
		15,668,186
Federal National Mortgage Association - 20.5%
3.000%, TBA (C)	27,965,000	27,326,264	2.3%
3.000%, 07/01/2027
to 05/01/2043	13,274,426	13,186,093	1.1%
3.500%, TBA (C)	8,250,000	8,371,816	0.7%
3.500%, 02/01/2026
to 06/01/2042	14,441,532	14,803,200	1.3%
4.000%, TBA (C)	16,250,000	16,924,122	1.4%
4.000%, 12/01/2024
to 05/01/2042	32,223,128	33,744,391	2.9%
4.500%, TBA (C)	22,650,000	23,961,222	2.0%
4.500%, 11/01/2040
to 06/01/2041	26,181,729	27,777,032	2.4%
5.000%, 05/01/2018
to 04/01/2041	34,911,557	37,976,512	3.2%
5.500%, 02/01/2018
to 11/01/2039	16,330,163	17,742,764	1.5%
6.000%, 05/01/2035
to 02/01/2036	9,229,051	10,120,041	0.9%
6.500%, 02/01/2036
to 06/01/2039	6,228,965	6,945,551	0.6%
OTHER SECURITIES		2,691,450	0.2%
		241,570,458
Government National Mortgage Association - 0.9%
4.000%, TBA (C)	7,500,000	7,859,180	0.7%
OTHER SECURITIES		3,363,463	0.2%
		11,222,643
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $307,335,077)		$307,778,950

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.2%		2,867,437	0.2%
Germany - 0.1%		1,456,311	0.1%
Japan - 0.1%		703,884	0.1%
Mexico - 0.2%		1,718,373	0.2%

Active Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Panama - 0.1%		$663,220	0.1%
Peru - 0.0%		125,430	0.0%
United Kingdom - 0.0%		402,329	0.0%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,036,271)		$7,936,984
CORPORATE BONDS - 41.3%
Consumer Discretionary - 4.6%
Ford Motor Credit Company LLC
5.875%, 08/02/2021	$2,994,000	3,262,637	0.3%
OTHER SECURITIES		51,135,408	4.3%
		54,398,045
Consumer Staples - 2.1%		24,528,915	2.1%
Energy - 4.8%		56,860,524	4.8%
Financials - 16.1%
Bank of America Corp.
5.000%, 05/13/2021	2,485,000	2,648,379	0.2%
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	2,410,000	2,577,191	0.2%
OTHER SECURITIES		184,561,160	15.7%
		189,786,730
Health Care - 1.3%		15,282,868	1.3%
Industrials - 4.3%
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	3,275,000	2,849,250	0.2%
OTHER SECURITIES		47,765,274	4.1%
		50,614,524
Information Technology - 0.3%		4,294,653	0.3%
Materials - 2.8%		33,075,092	2.8%
Telecommunication Services - 2.4%		28,126,583	2.4%
Utilities - 2.6%		31,252,575	2.6%
TOTAL CORPORATE BONDS (Cost $472,352,782)		$488,220,509
CAPITAL PREFERRED SECURITIES - 1.0%
Financials - 1.0%		11,308,497	1.0%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $10,672,477)		$11,308,497
CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%		418,275	0.0%
TOTAL CONVERTIBLE BONDS (Cost $237,588)		$418,275
MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,518,172	0.2%
OTHER SECURITIES		537,499	0.1%
TOTAL MUNICIPAL BONDS (Cost $2,580,716)		$3,055,671
TERM LOANS (M) - 0.2%
Consumer Discretionary - 0.0%		428,600	0.0%
Financials - 0.1%		559,751	0.1%
Industrials - 0.1%		748,586	0.1%
Materials - 0.0%		542,236	0.0%

The accompanying notes are an integral part of the financial statements.

8

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

TERM LOANS (M) (continued)
Utilities - 0.0%		$297,750	0.0%
TOTAL TERM LOANS (Cost $2,560,238)		$2,576,923

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.6%
Commercial & Residential - 16.9%
Americold 2010 LLC Trust,
7.443%, 01/14/2029 (S)	$2,850,000	3,198,917	0.3%
Banc of America Commercial
Mortgage Trust, Inc.,
4.953%, 07/10/2043 (P)	2,524,154	2,638,783	0.2%
Countrywide Home Loan Mortgage
Pass Through Trust,
2.542%, 07/20/2034 (P)	2,663,018	2,639,522	0.2%
GE Capital Commercial
Mortgage Corp.,
4.974%, 07/10/2045 (P)	2,500,000	2,672,955	0.2%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.367%, 12/15/2044 (P)	5,990,000	6,463,402	0.5%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.372%, 05/15/2047	4,391,000	4,632,378	0.4%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.409%, 12/15/2044 (P)	3,975,000	4,295,556	0.4%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.420%, 01/15/2049	4,383,197	4,852,168	0.4%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.447%, 05/15/2045	4,530,000	4,627,042	0.4%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.464%, 01/15/2049 (P)	4,805,000	4,808,666	0.4%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
6.197%, 02/15/2051 (P)	2,700,000	2,921,470	0.2%
Motel 6 Trust,
3.781%, 10/05/2025 (S)	3,350,000	3,236,234	0.3%
Timberstar Trust,
5.668%, 10/15/2036 (S)	2,300,000	2,573,422	0.2%
Wachovia Bank Commercial
Mortgage Trust,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,517,405	0.2%
Wachovia Bank Commercial
Mortgage Trust,
5.591%, 04/15/2047 (P)	2,580,000	2,733,802	0.2%
WF-RBS Commercial
Mortgage Trust,
2.432%, 11/15/2045 (S)	19,619,769	2,578,999	0.2%
OTHER SECURITIES		142,156,758	12.2%
		199,547,479
Federal Home Loan Mortgage Corp. - 2.2%
3.000%, 02/15/2040	4,271,209	4,453,837	0.4%
OTHER SECURITIES		21,250,218	1.8%
		25,704,055
Federal National Mortgage Association - 2.9%
2.000%, 03/25/2041	9,075,254	9,055,506	0.8%
3.500%, 03/25/2041	3,169,134	3,378,421	0.3%
4.000%, 01/25/2041	4,563,699	4,858,592	0.4%
4.000%, 01/25/2041	2,779,108	2,937,592	0.2%

Active Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
OTHER SECURITIES		$14,554,433	1.2%
		34,784,544
Government National Mortgage Association - 0.6%		6,778,382	0.6%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $271,319,806)		$266,814,460

ASSET BACKED SECURITIES - 4.3%
Dominos Pizza Master Issuer LLC,
5.216%, 01/25/2042 (S)	$4,656,031	4,968,558	0.4%
OTHER SECURITIES		46,426,856	3.9%
TOTAL ASSET BACKED
SECURITIES (Cost $53,700,109)		$51,395,414

COMMON STOCKS - 0.0%
Financials - 0.0%		1,646	0.0%
TOTAL COMMON STOCKS (Cost $44,687)		$1,646

PREFERRED SECURITIES - 0.8%
Consumer Staples - 0.1%		598,307	0.1%
Financials - 0.6%		6,926,513	0.6%
Industrials - 0.1%		886,601	0.1%
Materials - 0.0%		101,076	0.0%
Utilities - 0.0%		515,970	0.0%
TOTAL PREFERRED SECURITIES (Cost $8,753,658)		$9,028,467

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	23,527	235,434	0.0%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $235,449)		$235,434

SHORT-TERM INVESTMENTS - 8.2%
Money Market Funds - 7.0%
State Street Institutional
U.S. Government Money Market
Fund, 0.0000% (Y)	83,226,856	83,226,856	7.0%
Repurchase Agreement - 1.2%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$2,787,002 on 07/01/2013,
collateralized by $2,365,000
U.S. Treasury Bond 4.500% due
08/15/2039 (valued at $2,846,800,
including interest)	$2,787,000	$2,787,000	0.2%

The accompanying notes are an integral part of the financial statements.

9

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Barclays Tri-Party Repurchase
Agreement dated 06/28/2013 at
0.100% to be repurchased at
$11,295,094 on 07/01/2013,
collateralized by $11,784,200
U.S. Treasury Notes, 0.500% due
07/31/2017 (valued at
$11,521,049, including interest)	$11,295,000	$11,295,000	1.0%
		14,082,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $97,308,856)		$97,308,856
Total Investments (Active Bond Trust)
(Cost $1,235,137,714) - 105.5%		$1,246,080,086	105.5%
Other Assets And Liabilities, Net - (5.5%)		(64,862,851)	(5.5)%
TOTAL NET ASSETS - 100.0%		$1,181,217,235	100.0%

SALE COMMITMENTS OUTSTANDING - (0.7)%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - (0.7)%
3.000%, TBA (C)	(9,000,000)	(8,802,792)	(0.7)%
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(9,021,094))		$(8,802,792)

Bond Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 49.2%
U.S. Treasury Bond - 2.5%
3.125%, 02/15/2043	$205,490,000	$192,069,037	2.5%
U.S. Treasury Notes - 15.4%
0.625%, 08/31/2017
to 04/30/2018	365,595,000	355,552,526	4.6%
0.750%, 10/31/2017
to 03/31/2018	291,635,000	284,746,755	3.7%
1.750%, 05/15/2023	182,632,000	170,932,229	2.2%
2.625%, 08/15/2020	365,650,000	381,875,719	4.9%
		1,193,107,229
Federal National Mortgage Association - 25.9%
2.563%, 10/01/2035 (P)	65,407,739	69,430,838	0.9%
3.000%, TBA	149,810,000	146,322,243	1.9%
3.000%, 09/01/2027
to 05/01/2043	158,058,856	153,600,512	2.0%
3.500%, 02/01/2026
to 04/01/2043	367,438,112	375,084,998	4.8%
4.000%, 12/01/2024
to 04/01/2042	239,030,810	250,215,083	3.2%
4.500%, 01/01/2027
to 02/01/2042	364,922,529	387,497,027	5.0%
5.000%, 02/01/2033
to 12/01/2041	340,290,094	369,326,864	4.8%
5.500%, 02/01/2036
to 05/01/2040	71,843,319	78,062,942	1.0%
6.500%, 07/01/2036
to 10/01/2039	99,078,969	110,271,341	1.4%

Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
OTHER SECURITIES		$67,756,523	0.9%
		2,007,568,371
Federal Home Loan Mortgage Corp. - 4.9%
1.750%, 05/30/2019	$39,220,000	38,610,443	0.5%
2.379%, 04/01/2042 (P)	33,358,840	33,850,423	0.4%
3.000%, 03/01/2043	28,376,979	27,715,219	0.4%
3.500%, 02/01/2026
to 05/01/2042	28,784,823	29,640,534	0.4%
4.000%, 09/01/2041
to 11/01/2041	48,182,803	50,145,099	0.6%
4.500%, 09/01/2041
to 10/01/2041	71,977,968	75,894,585	1.0%
5.000%, 09/01/2040
to 04/01/2041	51,272,252	54,876,667	0.7%
6.500%, 05/01/2037
to 09/01/2039	36,476,948	40,671,538	0.5%
OTHER SECURITIES		24,876,539	0.4%
		376,281,047
Government National Mortgage Association - 0.5%
4.000%, 10/15/2039
to 11/15/2041	32,317,980	33,907,366	0.4%
OTHER SECURITIES		7,675,834	0.1%
		41,583,200
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $3,899,480,858)		$3,810,608,884

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%		8,841,604	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,330,258)		$8,841,604

CORPORATE BONDS - 36.0%
Consumer Discretionary - 3.4%
DIRECTV Holdings LLC
5.875%, 10/01/2019	26,252,000	29,530,927	0.4%
Ford Motor Credit Company LLC
5.875%, 08/02/2021	38,711,000	42,184,344	0.5%
OTHER SECURITIES		190,946,837	2.5%
		262,662,108
Consumer Staples - 1.2%
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	25,833,000	31,870,327	0.4%
OTHER SECURITIES		60,836,940	0.8%
		92,707,267
Energy - 3.9%
Enterprise Products Operating LLC
6.500%, 01/31/2019	31,220,000	37,230,412	0.5%
OTHER SECURITIES		263,114,631	3.4%
		300,345,043
Financials - 15.8%
First Horizon National Corp.
5.375%, 12/15/2015	27,852,000	30,089,463	0.4%
JPMorgan Chase & Company
4.625%, 05/10/2021	24,265,000	25,636,288	0.3%
Morgan Stanley
5.750%, 01/25/2021	28,110,000	30,498,057	0.4%

The accompanying notes are an integral part of the financial statements.

10

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
7.300%, 05/13/2019	$24,145,000	$28,035,822	0.4%
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	32,530,000	34,786,736	0.4%
The Goldman Sachs Group, Inc.
5.750%, 01/24/2022	26,725,000	29,463,030	0.4%
OTHER SECURITIES		1,050,655,428	13.5%
		1,229,164,824
Health Care - 1.1%		83,198,163	1.1%
Industrials - 3.7%		286,481,264	3.7%
Information Technology - 0.4%		31,508,058	0.4%
Materials - 2.3%		178,831,599	2.3%
Telecommunication Services - 2.2%
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	28,660,000	30,805,172	0.4%
OTHER SECURITIES		137,612,622	1.8%
		168,417,794
Utilities - 2.0%		153,069,493	2.0%
TOTAL CORPORATE BONDS (Cost $2,773,169,942)		$2,786,385,613

Municipal Bonds 0.1%		9,632,541	0.1%
TOTAL MUNICIPAL BONDS (Cost $9,501,915)		$9,632,541

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%		72,122,920	0.9%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $69,412,791)		$72,122,920

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.3%
Commercial & Residential - 0.0%		360,608	0.0%
Federal Home Loan Mortgage Corp. - 7.0%
3.000%, 07/15/2039	51,363,911	52,500,851	0.7%
3.000%, 11/15/2039	24,170,663	25,231,126	0.3%
3.000%, 06/15/2040	27,265,406	27,975,588	0.4%
3.000%, 03/15/2041	33,662,826	34,986,179	0.5%
3.000%, 05/15/2041	35,229,156	35,991,761	0.5%
3.000%, 08/15/2041	24,315,682	25,050,308	0.3%
3.000%, 03/15/2042	35,373,271	36,225,731	0.5%
3.250%, 10/15/2036	49,514,599	50,879,667	0.7%
3.500%, 06/15/2040	36,878,871	38,426,824	0.5%
3.500%, 07/15/2041	42,742,396	44,680,764	0.6%
OTHER SECURITIES		167,565,562	2.0%
		539,514,361
Federal National Mortgage Association - 3.6%
3.000%, 07/25/2041	37,326,811	39,021,485	0.5%
3.500%, 08/25/2041	25,497,308	26,998,105	0.3%
3.500%, 03/25/2042	33,526,326	35,016,974	0.5%
3.500%, 10/25/2042	27,437,199	28,391,437	0.4%
OTHER SECURITIES		153,760,663	1.9%
		283,188,664
Government National Mortgage Association - 0.7%		51,538,847	0.7%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $914,544,618)		$874,602,480

Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

PREFERRED SECURITIES - 0.2%
Financials - 0.2%		14,380,100	0.2%
TOTAL PREFERRED
SECURITIES (Cost $13,369,375)		$14,380,100

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	329,487	3,297,210	0.0%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,297,487)		$3,297,210

SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreement - 4.1%
Barclays Tri-Party Repurchase
Agreement dated 06/28/2013 at
0.100% to be repurchased at
$247,671,064 on 07/01/2013,
collateralized by $240,448,400
U.S. Treasury Notes, 0.250% -
3.125% due 08/15/2015 -
05/15/2021 (valued at
$252,637,307, including interest)	$247,669,000	$247,669,000	3.2%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$71,624,060 on 07/01/2013,
collateralized by $74,455,000
U.S. Treasury Notes, 0.625% due
08/31/2017 (valued at
$73,058,969, including interest)	71,624,000	71,624,000	0.9%
		319,293,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $319,293,000)		$319,293,000
Total Investments (Bond Trust)
(Cost $8,010,400,244) - 101.9%		$7,899,164,352	101.9%
Other Assets And Liabilities, Net - (1.9%)		(149,687,903)	(1.9)%
TOTAL NET ASSETS - 100.0%		$7,749,476,449	100.0%

Bond PS Series
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.4%
U.S. Treasury Bond - 1.7%
3.125%, 02/15/2043	$4,250,000	$3,972,424	1.7%
U.S. Treasury Notes - 18.3%
0.500%, 07/31/2017	3,820,000	3,726,888	1.5%
0.625%, 08/31/2017
to 04/30/2018	14,190,000	13,757,300	5.7%
0.750%, 03/31/2018	4,865,000	4,733,494	2.0%
0.875%, 02/28/2017
to 01/31/2018	5,470,000	5,414,240	2.3%
1.750%, 05/15/2023	7,236,000	6,772,447	2.8%
2.625%, 08/15/2020	9,180,000	9,587,363	4.0%
		43,991,732
Federal Home Loan Mortgage Corp. - 5.2%
1.750%, 05/30/2019	1,175,000	1,156,738	0.5%

The accompanying notes are an integral part of the financial statements.

11

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
2.647%, 11/01/2041 (P)	$827,307	$847,417	0.4%
3.000%, 03/01/2043	878,293	857,811	0.4%
3.500%, 02/01/2026
to 05/01/2042	2,529,302	2,575,912	1.1%
4.000%, 11/01/2041	3,495,596	3,638,288	1.5%
4.500%, 10/01/2040
to 03/01/2041	1,024,133	1,079,012	0.4%
6.500%, 12/01/2036
to 09/01/2039	1,172,866	1,308,861	0.5%
OTHER SECURITIES		1,039,605	0.4%
		12,503,644
Federal National Mortgage Association - 26.9%
1.913%, 08/01/2042 (P)	1,722,748	1,747,167	0.7%
3.000%, TBA	4,760,000	4,649,181	1.9%
3.000%, 07/01/2027
to 05/01/2043	5,094,868	4,967,736	2.1%
3.500%, TBA	1,500,000	1,522,148	0.6%
3.500%, 02/01/2026
to 04/01/2043	8,596,226	8,770,403	3.7%
4.000%, 02/01/2026
to 05/01/2042	7,411,227	7,769,674	3.2%
4.500%, 09/01/2039
to 02/01/2042	14,876,537	15,766,680	6.6%
5.000%, 04/01/2035
to 07/01/2041	9,796,624	10,593,158	4.4%
5.500%, 02/01/2035
to 01/01/2039	2,558,763	2,781,094	1.2%
6.000%, 01/01/2037
to 06/01/2040	3,485,306	3,804,572	1.6%
6.500%, 10/01/2037
to 11/01/2037	892,050	991,625	0.4%
OTHER SECURITIES		1,312,706	0.5%
		64,676,144
Government National Mortgage Association - 0.3%		604,848	0.3%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $128,963,470)		$125,748,792

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%		317,472	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $326,478)		$317,472

CORPORATE BONDS - 34.2%
Consumer Discretionary - 3.0%
DIRECTV Holdings LLC
5.875%, 10/01/2019	748,000	841,427	0.4%
Ford Motor Credit Company LLC
5.875%, 08/02/2021	1,148,000	1,251,004	0.5%
OTHER SECURITIES		5,185,841	2.1%
		7,278,272
Consumer Staples - 1.2%
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	780,000	962,291	0.4%
OTHER SECURITIES		1,951,958	0.8%
		2,914,249
Energy - 3.7%
Enterprise Products Operating LLC
6.500%, 01/31/2019	955,000	1,138,855	0.5%

Bond PS Series (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Energy (continued)
OTHER SECURITIES		$7,836,436	3.2%
		8,975,291
Financials - 15.0%
Morgan Stanley
5.750%, 01/25/2021	$760,000	824,565	0.3%
Morgan Stanley
7.300%, 05/13/2019	745,000	865,052	0.4%
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	935,000	999,865	0.4%
The Goldman Sachs Group, Inc.
5.750%, 01/24/2022	825,000	909,523	0.4%
OTHER SECURITIES		32,414,922	13.5%
		36,013,927
Health Care - 1.0%		2,363,974	1.0%
Industrials - 3.8%
Continental Airlines 2012-2 Class B
Pass Through Trust
5.500%, 10/29/2020	2,000,000	2,064,995	0.9%
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)	795,000	831,560	0.3%
OTHER SECURITIES		6,173,403	2.6%
		9,069,958
Information Technology - 0.4%		873,986	0.4%
Materials - 2.2%		5,231,916	2.2%
Telecommunication Services - 2.1%
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	970,000	1,042,604	0.4%
OTHER SECURITIES		3,981,865	1.7%
		5,024,469
Utilities - 1.8%		4,351,243	1.8%
TOTAL CORPORATE BONDS (Cost $82,606,984)		$82,097,285

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%		2,106,275	0.9%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,040,553)		$2,106,275

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.5%
Federal Home Loan Mortgage Corp. - 7.6%
3.000%, 07/15/2039	1,420,377	1,451,817	0.6%
3.000%, 11/15/2039	946,755	988,293	0.4%
3.000%, 05/15/2041	1,249,563	1,276,612	0.5%
3.000%, 03/15/2042	1,276,579	1,307,343	0.5%
3.250%, 10/15/2036	1,168,614	1,200,831	0.5%
3.500%, 06/15/2040	815,967	850,216	0.4%
3.500%, 07/15/2041	888,653	928,954	0.4%
3.500%, 08/15/2041	873,296	917,526	0.4%
4.000%, 02/15/2041	2,302,541	2,391,492	1.0%
OTHER SECURITIES		6,864,418	2.9%
		18,177,502
Federal National Mortgage Association - 2.6%
3.000%, 07/25/2041	1,022,256	1,068,667	0.4%
3.500%, 08/25/2041	911,522	965,176	0.4%
3.500%, 03/25/2042	815,842	852,116	0.4%
OTHER SECURITIES		3,332,462	1.4%
		6,218,421

The accompanying notes are an integral part of the financial statements.

12

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
Shares or			% of
Principal			Net
Amount		Value	Assets

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association - 0.3%		$726,472	0.3%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $25,387,376)		$25,122,395
Municipal Bonds 0.1%		226,315	0.1%
TOTAL MUNICIPAL BONDS (Cost $224,914)		$226,315

SHORT-TERM INVESTMENTS - 5.5%
Repurchase Agreement - 5.5%
Barclays Tri-Party Repurchase
Agreement dated 06/28/2013 at
0.100% to be repurchased at
$10,412,087 on 07/01/2013,
collateralized by $10,863,000
U.S. Treasury Notes, 0.500% due
07/31/2017 (valued at
$10,620,421, including interest)
	$10,412,000	10,412,000	4.3%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$2,869,002 on 07/01/2013,
collateralized by $2,435,000
United States Treasury Bonds,
4.500% due 08/15/2039 (valued at
$2,931,061, including interest)
	2,869,000	2,869,000	1.2%
		13,281,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $13,281,000)		$13,281,000

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.2263%,	8,370	83,761	0.0%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $83,767)		$83,761
Total Investments (Bond PS Series)
(Cost $252,914,542) - 103.7%		$248,983,295	103.7%
Other Assets And Liabilities, Net - (3.7%)		(8,875,466)	(3.7)%
TOTAL NET ASSETS - 100.0%		$240,107,829	100.0%

Core Bond Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.8%
U.S. Treasury Notes - 19.8%
0.125%, 07/31/2014
to 04/30/2015	$30,851,000	30,814,919	1.8%
0.250%, 01/15/2015
to 10/15/2015	95,329,000	95,185,838	5.5%
0.375%, 06/15/2015
to 06/30/2015	32,775,000	32,781,584	1.9%
0.500%, 06/15/2016	30,508,000	30,374,528	1.8%
0.625%, 04/30/2018	34,770,000	33,585,664	2.0%
1.375%, 11/30/2015
to 05/31/2020	65,006,000	65,102,192	3.8%

Core Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.750%, 05/15/2023	$23,465,000	$21,961,785	1.3%
2.750%, 11/30/2016	14,978,000	15,928,174	0.9%
3.125%, 04/30/2017	6,146,000	6,633,359	0.4%
OTHER SECURITIES		8,033,472	0.4%
		340,401,515
U.S. Treasury Bonds - 1.0%
3.125%, 11/15/2041
to 02/15/2043	9,298,000	8,698,240	0.5%
OTHER SECURITIES		8,590,895	0.5%
		17,289,135
Federal Home Loan Mortgage Corp. - 10.7%
3.000%, TBA (C)	18,200,000	17,733,309	1.0%
3.000%, 07/01/2032
to 06/01/2043	27,556,135	26,672,774	1.6%
3.500%, 03/01/2033
to 06/01/2043	36,599,683	36,787,654	2.1%
4.000%, 06/01/2033
to 07/25/2043	60,164,107	62,187,101	3.6%
5.000%, 08/01/2039
to 04/01/2042	24,397,867	26,706,233	1.6%
OTHER SECURITIES		14,259,812	0.8%
		184,346,883
Federal National Mortgage Association - 17.3%
3.000%, TBA (C)	8,100,000	7,898,789	0.5%
3.000%, 02/01/2033
to 06/01/2043	84,918,227	82,025,026	4.8%
3.500%, 07/01/2032
to 07/01/2043	97,671,164	98,377,645	5.7%
4.000%, 09/01/2042
to 07/01/2043	15,047,907	15,584,577	0.9%
5.000%, 03/01/2041
to 09/01/2041	39,916,643	44,063,182	2.6%
6.000%, 03/01/2034
to 07/01/2037	26,475,958	29,356,248	1.7%
OTHER SECURITIES		19,830,370	1.1%
		297,135,837
Government National Mortgage Association - 4.0%
3.000%, TBA (C)	9,300,000	9,190,289	0.6%
3.500%, TBA (C)	44,200,000	45,295,862	2.6%
4.000%, TBA (C)	6,900,000	7,236,914	0.4%
6.000%, 01/15/2040	6,275,711	6,942,802	0.4%
		68,665,867
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $925,364,249)		$907,839,237

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Brazil - 0.1%		1,183,200	0.1%
Canada - 0.1%		2,347,977	0.1%
Mexico - 0.3%		5,059,813	0.3%
Slovakia - 0.3%		5,286,325	0.3%
Slovenia - 0.3%		5,563,330	0.3%
Spain - 0.1%		1,717,604	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $22,776,852)		$21,158,249

The accompanying notes are an integral part of the financial statements.

13

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS - 23.3%
Consumer Discretionary - 1.7%
Ford Motor Credit Company LLC
5.875%, 08/02/2021	$5,252,000	$5,723,236	0.3%
OTHER SECURITIES		22,684,876	1.4%
		28,408,112
Consumer Staples - 1.3%		23,211,354	1.3%
Energy - 3.8%
Chevron Corp.
1.718%, 06/24/2018	6,340,000	6,279,206	0.4%
OTHER SECURITIES		58,574,678	3.4%
		64,853,884
Financials - 9.4%
Bank of America Corp.
1.500%, 10/09/2015	6,930,000	6,913,306	0.4%
Bank of America Corp.
2.000%, 01/11/2018	8,705,000	8,428,773	0.5%
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	7,136,000	7,553,028	0.4%
OTHER SECURITIES		139,666,161	8.1%
		162,561,268
Health Care - 2.2%
Pfizer, Inc.
0.900%, 01/15/2017	5,900,000	5,832,652	0.3%
OTHER SECURITIES		32,215,280	1.9%
		38,047,932
Industrials - 1.0%		17,234,271	1.0%
Information Technology - 0.3%		4,600,973	0.3%
Materials - 0.3%		5,502,597	0.3%
Telecommunication Services - 1.5%		26,586,822	1.5%
Utilities - 1.8%		30,619,129	1.8%
TOTAL CORPORATE BONDS (Cost $414,654,039)		$401,626,342
Municipal Bonds 1.0%		17,054,101	1.0%
TOTAL MUNICIPAL BONDS (Cost $14,923,884)		$17,054,101

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.2%
Commercial & Residential - 6.6%
Greenwich Capital Commercial
Funding Corp.,
5.224%, 04/10/2037 (P)	8,091,000	8,667,880	0.5%
Impact Funding LLC,
5.314%, 01/25/2051 (S)	5,172,761	5,732,428	0.3%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.429%, 12/12/2043	10,888,000	11,961,709	0.7%
OTHER SECURITIES		86,782,712	5.1%
		113,144,729
Federal Home Loan Mortgage Corp. - 0.9%		16,615,161	0.9%
Federal National Mortgage Association - 1.6%
3.000%, 12/25/2042	18,356,617	18,433,219	1.1%
OTHER SECURITIES		9,425,450	0.5%
		27,858,669
Government National Mortgage Association - 0.1%		1,215,798	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $162,394,743)		$158,834,357

Core Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

ASSET BACKED SECURITIES - 16.4%
Ally Auto Receivables Trust,
0.480%, 05/15/2015	$5,610,512	$5,608,128	0.3%
Ally Auto Receivables Trust,
2.230%, 03/15/2016	5,694,000	5,766,490	0.3%
American Express Credit Account
Master Trust,
0.433%, 05/15/2020 (P)	6,479,000	6,458,034	0.4%
AmeriCredit Automobile
Receivables Trust,
0.680%, 10/11/2016	6,662,000	6,655,345	0.4%
BA Credit Card Trust,
0.253%, 09/15/2016 (P)	9,392,000	9,373,817	0.5%
Chase Issuance Trust,
0.323%, 08/15/2017 (P)	10,220,000	10,192,324	0.6%
Discover Card Execution Note Trust,
0.543%, 08/15/2016 (P)	8,575,000	8,582,820	0.5%
Nelnet Student Loan Trust,
0.356%, 10/26/2026 (P)	6,798,232	6,764,628	0.4%
Nelnet Student Loan Trust,
0.623%, 03/25/2026 (P)(S)	10,347,000	10,125,957	0.6%
Santander Drive Auto
Receivables Trust,
0.550%, 09/15/2016	6,423,000	6,415,569	0.4%
Santander Drive Auto
Receivables Trust,
0.700%, 09/15/2017	5,737,000	5,718,229	0.3%
SLM Student Loan Trust,
0.776%, 04/25/2024 (P)(S)	9,241,000	9,224,171	0.5%
SLM Student Loan Trust,
0.826%, 10/26/2026 (P)	6,527,000	6,440,393	0.4%
SLM Student Loan Trust,
1.850%, 06/17/2030 (S)	6,752,000	6,412,104	0.4%
OTHER SECURITIES		179,238,692	10.4%
TOTAL ASSET BACKED
SECURITIES (Cost $281,044,212)		$282,976,701

SHORT-TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%
State Street Institutional Liquid
Reserves Fund, 0.0914% (Y)	93,738,535	93,738,535	5.5%
TOTAL SHORT-TERM
INVESTMENTS (Cost $93,738,535)		$93,738,535
Total Investments (Core Bond Trust)
(Cost $1,914,896,514) - 109.4%		$1,883,227,522	109.4%
Other Assets And Liabilities, Net - (9.4%)		(162,522,507)	(9.4)%
TOTAL NET ASSETS - 100.0%		$1,720,705,015	100.0%

Global Bond Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 14.8%
Treasury Inflation Protected Securities - 1.3%
2.500%, 01/15/2029	$4,548,978	$5,597,022	0.6%
OTHER SECURITIES		5,696,447	0.7%
		11,293,469

The accompanying notes are an integral part of the financial statements.

14

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or		% of
		Principal		Net
		Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes - 0.4%			$3,496,384	0.4%
U.S. Treasury Bonds - 6.3%
3.125%, 11/15/2041		$11,800,000	11,077,250	1.2%
5.500%, 08/15/2028 (D) (F)		30,100,000	39,158,234	4.3%
OTHER SECURITIES			6,467,296	0.8%
			56,702,780
Federal Home Loan Bank - 0.0%			99,989	0.0%
Federal Home Loan Mortgage Corp. - 4.4%
0.076%, 09/16/2013		9,000,000	8,998,493	1.0%
0.167%, 02/04/2014		5,200,000	5,196,537	0.6%
0.168%, 01/14/2014		7,800,000	7,795,733	0.9%
4.000%, TBA (C)		10,000,000	10,381,250	1.2%
4.000%, 02/01/2040
to 01/01/2042		5,749,634	5,982,781	0.7%
OTHER SECURITIES			1,137,227	0.1%
			39,492,021
Federal National Mortgage Association - 2.4%
4.500%, 03/01/2028
to 05/01/2042		18,675,064	19,777,394	2.2%
OTHER SECURITIES			1,792,374	0.2%
			21,569,768
Government National Mortgage Association - 0.0%			151,671	0.0%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $137,602,661)			$132,806,082

FOREIGN GOVERNMENT
OBLIGATIONS - 37.0%
Australia - 0.2%			1,810,519	0.2%
Brazil - 3.5%
Federative Republic of Brazil
10.000%, 01/01/2017
to 01/01/2023	BRL	93,060,000	31,082,704	3.5%
			31,082,704
Canada - 1.1%			10,224,781	1.1%
France - 3.7%
Government of France
1.000%, 05/25/2018	EUR	26,200,000	33,761,979	3.7%
			33,761,979
Germany - 0.6%			5,474,644	0.6%
Italy - 1.6%
Italy Buoni Poliennali del
Tesoro
3.500%, 06/01/2018		9,900,000	12,906,948	1.4%
OTHER SECURITIES			1,368,882	0.2%
			14,275,830
Japan - 5.7%
Government of Japan
1.500%, 03/20/2033	JPY	620,000,000	6,051,589	0.7%
Government of Japan
1.600%, 03/20/2033		2,330,000,000	23,134,753	2.6%
Government of Japan
1.800%, 03/20/2043		1,540,000,000	15,392,050	1.7%
OTHER SECURITIES			6,529,133	0.7%
			51,107,525
Mexico - 5.3%
Government of Mexico
1.290%, 06/08/2015	MXN	1,100,000,000	11,122,078	1.2%

Global Bond Trust (continued)
		Shares or		% of
		Principal		Net
		Amount	Value	Assets

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico
3.698%, 11/14/2013	MXN	780,000,000	$5,929,648	0.7%
Government of Mexico
3.830%, 10/17/2013		1,520,000,000	11,591,694	1.3%
Government of Mexico
4.146%, 10/03/2013		1,910,000,000	14,588,580	1.6%
OTHER SECURITIES			4,694,168	0.5%
			47,926,168
New Zealand - 3.9%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	23,600,000	19,550,929	2.2%
Dominion of New Zealand
6.000%, 12/15/2017
to 05/15/2021		11,700,000	10,300,186	1.1%
OTHER SECURITIES			4,933,462	0.6%
			34,784,577
Norway - 0.2%			1,512,911	0.2%
Spain - 3.3%
Autonomous Community of
Madrid
4.200%, 09/24/2014	EUR	5,600,000	7,430,408	0.8%
Kingdom of Spain
1.966%, 03/25/2014 (P)		11,000,000	14,197,872	1.6%
OTHER SECURITIES			8,384,939	0.9%
			30,013,219
United Kingdom - 7.9%
Government of United Kingdom
4.250%, 12/07/2027
to 12/07/2040	GBP	9,700,000	16,862,301	1.9%
Government of United Kingdom
4.750%, 12/07/2030
to 12/07/2038		4,400,000	8,192,751	0.9%
Government of United
Kingdom, Inflation Linked
Bond
0.125%, 03/22/2024		9,158,990	14,410,959	1.6%
Government of United
Kingdom, Inflation Linked
Bond
1.875%, 11/22/2022		12,133,685	22,573,817	2.5%
OTHER SECURITIES			8,983,336	1.0%
			71,023,164
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $352,994,088)			$332,998,021

CORPORATE BONDS - 28.7%
Australia - 3.1%
Australia & New Zealand
Banking Group, Ltd.
1.000%, 10/06/2015 (S)		$9,800,000	9,831,958	1.1%
Commonwealth Bank of
Australia
0.697%, 07/12/2013 (P) (S)		7,900,000	7,901,272	0.9%
Commonwealth Bank of
Australia
0.773%, 06/25/2014 (P) (S)		9,800,000	9,843,238	1.1%
			27,576,468

The accompanying notes are an integral part of the financial statements.

15

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or		% of
		Principal		Net
		Amount	Value	Assets

CORPORATE BONDS (continued)
Belgium - 1.1%
European Union
2.750%, 06/03/2016	EUR	3,500,000	$4,841,648	0.5%
OTHER SECURITIES			4,782,104	0.6%
			9,623,752
Denmark - 0.0%			81,746	0.0%
France - 6.0%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,947,651	0.6%
Cie de Financement Foncier
2.500%, 09/16/2015 (S)		5,100,000	5,262,731	0.6%
Credit Agricole Home Loan
1.026%, 07/21/2014 (P) (S)		5,200,000	5,218,481	0.6%
Dexia Credit Local SA
1.109%, 09/18/2013 (P)	EUR	11,000,000	14,342,113	1.6%
Dexia Credit Local SA
1.700%, 09/06/2013		$7,400,000	7,414,376	0.8%
Dexia Credit Local SA
2.750%, 01/10/2014
to 04/29/2014 (S)		16,000,000	16,173,036	1.8%
			54,358,388
Germany - 5.9%
FMS Wertmanagement
2.375%, 12/15/2014	EUR	11,900,000	15,959,925	1.8%
FMS Wertmanagement
2.750%, 06/03/2016		3,700,000	5,110,964	0.6%
Kreditanstalt fuer Wiederaufbau
0.625%, 05/29/2015		7,900,000	10,344,791	1.1%
Kreditanstalt fuer Wiederaufbau
6.250%, 05/19/2021	AUD	10,900,000	11,005,248	1.2%
OTHER SECURITIES			10,871,893	1.2%
			53,292,821
Ireland - 0.8%			7,617,426	0.8%
Italy - 0.5%			4,616,900	0.5%
Jersey, Channel Islands - 0.3%			2,637,327	0.3%
Luxembourg - 0.7%			5,850,421	0.7%
Netherlands - 1.6%
Fortis Bank Nederland
Holding NV
3.375%, 05/19/2014	EUR	5,900,000	7,887,822	0.9%
OTHER SECURITIES			6,230,596	0.7%
			14,118,418
Norway - 0.6%
DNB Boligkreditt AS
2.375%, 07/20/2015		3,700,000	4,972,231	0.6%
			4,972,231
Sweden - 0.2%			2,181,875	0.2%
Switzerland - 0.4%			3,921,941	0.4%
Tunisia - 0.3%			2,758,200	0.3%
United Kingdom - 1.6%			14,838,070	1.6%
United States - 5.6%
American International
Group, Inc. (8.000% to
05/22/2018, then 3 month
EURIBOR + 4.450%)
05/22/2038 (S)		4,300,000	6,480,073	0.7%

Global Bond Trust (continued)
		Shares or		% of
		Principal		Net
		Amount	Value	Assets
CORPORATE BONDS (continued)
United States (continued)
Spectra Energy Capital LLC
6.200%, 04/15/2018		$5,000,000	$5,823,800	0.6%
WM Covered Bond Program
4.375%, 05/19/2014	EUR	5,200,000	6,990,586	0.8%
OTHER SECURITIES			30,754,189	3.5%
			50,048,648
TOTAL CORPORATE BONDS (Cost $258,298,693)			$258,494,632
MUNICIPAL BONDS - 0.0%
California - 0.0%			45,555	0.0%
Iowa - 0.0%			346,235	0.0%
TOTAL MUNICIPAL BONDS (Cost $416,187)			$391,790
COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.4%
Banc of America Large
Loan, Inc.,
Series 2010-HLTN,
Class HLTN
2.493%, 11/15/2015 (P) (S)		$5,183,572	5,187,164	0.6%
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.160%, 12/15/2049 (P)	GBP	7,603,980	10,673,853	1.2%
NCUA Guaranteed Notes Trust,
Series 2010-R2, Class 1A
0.563%, 11/06/2017 (P)		$8,247,860	8,246,540	0.9%
OTHER SECURITIES			87,181,809	9.7%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $115,162,969)			$111,289,366
Asset Backed Securities 2.6%			23,019,929	2.6%
TOTAL ASSET BACKED
SECURITIES (Cost $22,871,726)			$23,019,929
TERM LOANS - 0.7%
United States - 0.2%			1,899,986	0.2%
United Kingdom - 0.5%			4,351,186	0.5%
TOTAL TERM LOANS (Cost $6,275,733)			$6,251,172
PREFERRED SECURITIES - 0.2%
United States - 0.2%			2,250,362	0.2%
TOTAL PREFERRED SECURITIES (Cost $2,611,850)			$2,250,362
ESCROW CERTIFICATES - 0.3%
United States - 0.3%			2,608,250	0.3%
TOTAL ESCROW CERTIFICATES (Cost $1,611,281)			$2,608,250
PURCHASED OPTIONS - 0.1%
Put Options - 0.1%			1,350,981	0.1%
TOTAL PURCHASED OPTIONS (Cost $862,500)			$1,350,981
SHORT-TERM INVESTMENTS - 1.8%
U.S. Government - 0.5%			$4,650,907	0.5%
U.S. Government Agency - 0.3%			2,599,626	0.3%

The accompanying notes are an integral part of the financial statements.

16

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.0%
Repurchase Agreement with
Citigroup dated 06/28/2013 at
0.150% to be repurchased at
$7,100,089 on 07/01/2013,
collateralized by $7,385,000
U.S. Treasury Notes, 0.750%
due 10/31/2017 (valued at
$7,266,373,
including interest)	$7,100,000	$7,100,000	0.8%
OTHER SECURITIES		2,100,000	0.2%
		9,200,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $16,451,112)		$16,450,533
Total Investments (Global Bond Trust)
(Cost $915,158,800) - 98.6%		$887,911,118	98.6%
Other Assets And Liabilities, Net - 1.4%		12,430,101	1.4%
TOTAL NET ASSETS - 100.0%		$900,341,219	100.0%

High Yield Trust
		Shares or		% of
		Principal		Net
		Amount	Value	Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Argentina - 0.0%			$112,775	0.0%
Brazil - 0.5%
Federative Republic of Brazil
10.000%, 01/01/2014
to 01/01/2021	BRL	4,436,000	2,030,437	0.5%
			2,030,437
Mexico - 0.3%			907,637	0.3%
Venezuela - 0.4%			1,536,703	0.4%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,038,314)			$4,587,552

CORPORATE BONDS - 85.5%
Consumer Discretionary - 16.7%
Caesars Entertainment Operating
Company, Inc.
8.500%, 02/15/2020		$2,060,000	1,941,550	0.5%
CCO Holdings LLC
6.500%, 04/30/2021		2,850,000	2,971,125	0.8%
Continental Rubber
of America Corp.
4.500%, 09/15/2019 (S)		1,900,000	1,956,383	0.5%
CSC Holdings LLC
6.750%, 11/15/2021		1,710,000	1,842,525	0.5%
DISH DBS Corp.
6.750%, 06/01/2021		1,770,000	1,880,625	0.5%
Landry’s, Inc.
9.375%, 05/01/2020 (S)		2,366,000	2,496,130	0.7%
Lynx II Corp.
6.375%, 04/15/2023 (S)		2,660,000	2,679,950	0.7%
Monitronics International, Inc.
9.125%, 04/01/2020		1,730,000	1,790,550	0.5%

High Yield Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Spencer Spirit Holdings, Inc.,
PIK
9.000%, 05/01/2018 (S)	$2,100,000	$2,047,500	0.5%
Univision Communications, Inc.
6.875%, 05/15/2019 (S)	2,610,000	2,740,500	0.7%
OTHER SECURITIES		40,293,344	10.8%
		62,640,182
Consumer Staples - 3.8%
Chiquita Brands
International, Inc.
7.875%, 02/01/2021 (S)	1,980,000	2,074,050	0.6%
Reynolds Group Issuer, Inc.
9.875%, 08/15/2019	1,910,000	2,043,700	0.5%
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	2,190,000	2,315,925	0.6%
OTHER SECURITIES		7,951,743	2.1%
		14,385,418
Energy - 20.2%
Access Midstream Partners LP
6.125%, 07/15/2022	2,400,000	2,430,000	0.6%
Arch Coal, Inc.
9.875%, 06/15/2019 (S)	1,980,000	1,881,000	0.5%
Berry Petroleum Company
6.750%, 11/01/2020	2,500,000	2,587,500	0.7%
CONSOL Energy, Inc.
8.250%, 04/01/2020	1,970,000	2,063,575	0.5%
Energy Future Intermediate
Holding Company LLC
12.250%, 03/01/2022 (S)	3,730,000	4,121,650	1.1%
Halcon Resources Corp.
8.875%, 05/15/2021	2,560,000	2,483,200	0.7%
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	2,225,000	2,375,188	0.6%
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	2,660,000	2,886,100	0.8%
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	2,970,000	3,014,550	0.8%
Markwest Energy Partners LP
4.500%, 07/15/2023	2,160,000	1,976,400	0.5%
Samson Investment Company
10.000%, 02/15/2020 (S)	4,400,000	4,636,500	1.2%
OTHER SECURITIES		45,346,397	12.2%
		75,802,060
Financials - 6.7%
International Lease
Finance Corp.
8.250%, 12/15/2020	2,960,000	3,326,300	0.9%
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)	1,790,000	1,772,100	0.5%
OTHER SECURITIES		19,906,938	5.3%
		25,005,338
Health Care - 4.3%
CRC Health Corp.
10.750%, 02/01/2016	1,780,000	1,808,925	0.5%
HCA Holdings, Inc.
6.250%, 02/15/2021	2,160,000	2,203,200	0.6%
OTHER SECURITIES		12,183,444	3.2%
		16,195,569

The accompanying notes are an integral part of the financial statements.

17

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Industrials - 12.0%
Ardagh Packaging Finance PLC
9.125%, 10/15/2020 (S)	$2,690,000	$2,859,613	0.8%
Dematic SA
7.750%, 12/15/2020 (S)	3,130,000	3,270,850	0.9%
OTHER SECURITIES		38,886,219	10.3%
		45,016,682
Information Technology - 2.1%
First Data Corp.
6.750%, 11/01/2020 (S)	1,810,000	1,841,675	0.5%
OTHER SECURITIES		6,077,225	1.6%
		7,918,900
Materials - 8.1%
ArcelorMittal
6.000%, 03/01/2021	2,200,000	2,189,000	0.6%
Thompson Creek Metals
Company, Inc.
9.750%, 12/01/2017	1,740,000	1,796,550	0.5%
Vedanta Resources PLC
6.000%, 01/31/2019 (S)	2,340,000	2,223,000	0.6%
OTHER SECURITIES		24,357,822	6.4%
		30,566,372
Telecommunication Services - 7.6%
Sprint Capital Corp.
8.750%, 03/15/2032	3,835,000	4,218,500	1.1%
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	2,090,000	2,084,775	0.6%
Wind Acquisition Holdings
Finance SA, PIK
12.250%, 07/15/2017 (S)	2,879,031	2,900,624	0.8%
Windstream Corp.
7.500%, 06/01/2022
to 04/01/2023	2,430,000	2,475,650	0.7%
OTHER SECURITIES		17,029,919	4.4%
		28,709,468
Utilities - 4.0%
Foresight Energy LLC
9.625%, 08/15/2017 (S)	3,260,000	3,423,000	0.9%
GenOn REMA LLC
9.237%, 07/02/2017	2,326,295	2,378,637	0.6%
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	1,627,072	1,806,050	0.5%
OTHER SECURITIES		7,298,687	2.0%
		14,906,374
TOTAL CORPORATE BONDS (Cost $329,964,909)		$321,146,363

CAPITAL PREFERRED SECURITIES - 0.5%
Financials - 0.5%		1,853,000	0.5%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,758,192)		$1,853,000

CONVERTIBLE BONDS - 0.1%
Financials - 0.1%		236,900	0.1%
Telecommunication Services - 0.0%		74,702	0.0%
TOTAL CONVERTIBLE BONDS (Cost $342,260)		$311,602

TERM LOANS (M) - 2.0%
Consumer Discretionary - 0.6%		2,342,447	0.6%
Consumer Staples - 0.1%		273,600	0.1%

High Yield Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
TERM LOANS (M) (continued)
Energy - 0.1%		$596,529	0.1%
Health Care - 0.1%		304,860	0.1%
Industrials - 0.8%
Commercial Barge Line
Company
10.750%, 03/22/2020	$1,860,000	1,776,300	0.5%
OTHER SECURITIES		1,086,050	0.3%
		2,862,350
Materials - 0.1%		525,300	0.1%
Telecommunication Services - 0.2%		711,909	0.2%
TOTAL TERM LOANS (Cost $7,414,894)		$7,616,995
COMMON STOCKS - 2.3%
Consumer Discretionary - 0.1%		332,925	0.1%
Financials - 1.4%
KCAD Holdings I, Ltd.	165,553,563	1,816,123	0.5%
OTHER SECURITIES		3,264,184	0.9%
		5,080,307
Industrials - 0.7%
DeepOcean Group Holdings AS	83,286	2,140,450	0.6%
OTHER SECURITIES		684,341	0.1%
		2,824,791
Materials - 0.1%		398,421	0.1%
Telecommunication Services - 0.0%		26,458	0.0%
TOTAL COMMON STOCKS (Cost $8,880,724)		$8,662,902
PREFERRED SECURITIES - 3.4%
Energy - 0.2%		802,287	0.2%
Financials - 3.1%
Citigroup Capital XIII (7.875%
to 10/30/2015, then
3 month LIBOR + 6.370%)	200,000	5,570,000	1.5%
GMAC Capital Trust I (8.125%
to 02/15/2016, then
3 month LIBOR + 5.785%)	133,112	3,467,568	0.9%
Santander Finance Preferred
SAU, 10.500% (L)	2,490	2,637,066	0.7%
		11,674,634
Materials - 0.1%		101,358	0.1%
TOTAL PREFERRED
SECURITIES (Cost $12,545,468)		$12,578,279
ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%		45,563	0.0%
TOTAL ESCROW CERTIFICATES (Cost $440,831)		$45,563
Warrants 0.2%		825,049	0.2%
TOTAL WARRANTS (Cost $0)		$825,049
Purchased Options 0.0%		65,974	0.0%
SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	618,831	6,192,707	1.7%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,193,150)		$6,192,707

The accompanying notes are an integral part of the financial statements.

18

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

SHORT-TERM INVESTMENTS - 3.4%
Repurchase Agreement - 3.4%
Bank of America Tri-Party
Repurchase Agreement dated
06/28/2013 at 0.070% to be
repurchased at $5,000,029 on
07/01/2013, collateralized by
$4,222,000 U.S. Treasury
Bond, 4.625% due 02/15/2040
(valued at $5,099,999,
including interest)	$5,000,000	$5,000,000	1.3%
Repurchase Agreement with
State Street Corp. dated
06/28/2013 at 0.010% to be
repurchased at $7,787,006 on
07/01/2013, collateralized by
$6,600,000 U.S. Treasury
Bond, 4.500% due 08/15/2039
(valued at $7,944,559,
including interest)	7,787,000	7,787,000	2.1%
		12,787,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $12,787,000)		$12,787,000
Total Investments (High Yield Trust)
(Cost $385,434,772) - 100.3%		$376,672,986	100.3%
Other Assets And Liabilities, Net - (0.3%)		(1,254,013)	(0.3)%
TOTAL NET ASSETS - 100.0%		$375,418,973	100.0%

Income Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS - 32.6%
Consumer Discretionary - 5.7%
Chrysler Group LLC
8.000%, 06/15/2019	$3,000,000	$3,273,750	0.8%
OTHER SECURITIES		20,941,493	4.9%
		24,215,243
Consumer Staples - 2.6%		11,110,595	2.6%
Energy - 5.4%
Chesapeake Energy Corp.
5.750%, 03/15/2023	4,200,000	4,252,500	1.0%
OTHER SECURITIES		18,662,481	4.4%
		22,914,981
Financials - 3.4%
JPMorgan Chase & Company
(7.900% to 04/30/2018, then
3 month LIBOR + 3.470%)
04/30/2018 (Q)	7,500,000	8,475,000	2.0%
OTHER SECURITIES		6,223,500	1.4%
		14,698,500
Health Care - 3.1%
HCA, Inc.
6.500%, 02/15/2016
to 02/15/2020	3,000,000	3,238,188	0.8%
Tenet Healthcare Corp.
9.250%, 02/01/2015	3,400,000	3,684,750	0.9%

Income Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Health Care (continued)
VPII Escrow Corp.
7.500%, 07/15/2021 (S)	$2,800,000	$2,905,000	0.7%
OTHER SECURITIES		3,489,164	0.7%
		13,317,102
Industrials - 1.3%		5,369,356	1.3%
Information Technology - 4.9%
First Data Corp.
8.250%, 01/15/2021 (S)	3,500,000	3,570,000	0.8%
First Data Corp.
11.250%, 03/31/2016 (L)	3,713,000	3,629,458	0.9%
First Data Corp.
12.625%, 01/15/2021	3,050,000	3,225,375	0.8%
OTHER SECURITIES		10,258,579	2.4%
		20,683,412
Materials - 2.6%
Cemex SAB de CV
9.000%, 01/11/2018 (S)	3,000,000	3,150,000	0.7%
OTHER SECURITIES		8,025,834	1.9%
		11,175,834
Telecommunication Services - 1.9%
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	3,000,000	3,510,000	0.8%
OTHER SECURITIES		4,754,250	1.1%
		8,264,250
Utilities - 1.7%
InterGen NV
7.000%, 06/30/2023 (S)	4,000,000	3,900,000	0.9%
OTHER SECURITIES		3,198,550	0.8%
		7,098,550
TOTAL CORPORATE BONDS (Cost $129,207,973)		$138,847,823

CONVERTIBLE BONDS - 1.1%
Consumer Discretionary - 0.5%		1,997,869	0.5%
Materials - 0.6%		2,630,222	0.6%
TOTAL CONVERTIBLE BONDS (Cost $4,075,738)		$4,628,091

TERM LOANS (M) - 1.7%
Consumer Discretionary - 0.8%		3,411,706	0.8%
Industrials - 0.3%		1,414,722	0.3%
Information Technology - 0.6%		2,353,954	0.6%
TOTAL TERM LOANS (Cost $7,291,776)		$7,180,382

COMMON STOCKS - 55.9%
Consumer Discretionary - 0.4%		1,597,277	0.4%
Consumer Staples - 0.7%		3,057,976	0.7%
Energy - 10.5%
BP PLC, ADR	162,165	6,768,767	1.6%
Canadian Oil Sands, Ltd.	190,000	3,517,448	0.8%
Chevron Corp.	32,230	3,814,098	0.9%
Halliburton Company	77,910	3,250,405	0.8%
Royal Dutch Shell PLC, ADR	154,414	9,851,613	2.3%
OTHER SECURITIES		17,705,244	4.1%
		44,907,575
Financials - 5.6%
Bank of America Corp.	300,000	3,858,000	0.9%
JPMorgan Chase & Company	120,000	6,334,800	1.5%

The accompanying notes are an integral part of the financial statements.

19

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMON STOCKS (continued)
Financials (continued)
Wells Fargo & Company	174,800	$7,213,993	1.7%
OTHER SECURITIES		6,323,675	1.5%
		23,730,468
Health Care - 6.7%
Johnson & Johnson	80,000	6,868,800	1.6%
Merck & Company, Inc.	167,130	7,763,189	1.8%
Pfizer, Inc. (L)	200,000	5,602,000	1.3%
Roche Holdings AG	23,430	5,805,588	1.4%
OTHER SECURITIES		2,575,500	0.6%
		28,615,077
Industrials - 3.3%
General Electric Company	281,620	6,530,768	1.5%
OTHER SECURITIES		7,397,689	1.8%
		13,928,457
Information Technology - 3.5%
Intel Corp.	256,460	6,211,461	1.5%
OTHER SECURITIES		8,522,072	2.0%
		14,733,533
Materials - 8.0%
Agrium, Inc. (L)	35,000	3,043,600	0.7%
BHP Billiton PLC	118,480	3,043,096	0.7%
E.I. du Pont de Nemours
& Company	69,450	3,646,125	0.9%
Freeport-McMoRan Copper
& Gold, Inc.	137,150	3,786,712	0.9%
LyondellBasell
Industries NV, Class A	75,000	4,969,500	1.2%
Rio Tinto PLC, ADR (L)	90,000	3,697,200	0.9%
The Dow Chemical Company	183,430	5,900,943	1.4%
OTHER SECURITIES		5,838,809	1.3%
		33,925,985
Telecommunication Services - 3.4%
AT&T, Inc.	140,000	4,956,000	1.2%
Vodafone Group PLC	1,600,000	4,591,547	1.1%
OTHER SECURITIES		4,784,972	1.1%
		14,332,519
Utilities - 13.8%
American Electric
Power Company, Inc.	70,000	3,134,600	0.7%
Dominion Resources, Inc.	60,070	3,413,177	0.8%
Duke Energy Corp.	137,082	9,253,035	2.2%
Entergy Corp.	50,000	3,484,000	0.8%
Exelon Corp.	115,000	3,551,200	0.8%
NextEra Energy, Inc.	53,345	4,346,551	1.0%
PG&E Corp.	112,400	5,140,052	1.2%
Public Service
Enterprise Group, Inc.	150,000	4,899,000	1.2%
Sempra Energy	49,950	4,083,912	1.0%
The Southern Company	86,230	3,805,330	0.9%
Xcel Energy, Inc.	110,000	3,117,400	0.7%
OTHER SECURITIES		10,477,670	2.5%
		58,705,927
TOTAL COMMON STOCKS (Cost $228,629,249)		$237,534,794

PREFERRED SECURITIES - 6.2%
Consumer Discretionary - 0.3%		1,136,576	0.3%
Energy - 1.0%		4,256,275	1.0%

Income Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

PREFERRED SECURITIES (continued)
Financials - 4.4%
Bank of America Corp.,
Series L, 7.250%	5,350	$5,941,175	1.4%
Wells Fargo & Company,
Series L, 7.500%	4,600	5,492,400	1.3%
OTHER SECURITIES		7,472,285	1.7%
		18,905,860
Information Technology - 0.2%		953,958	0.2%
Materials - 0.1%		430,250	0.1%
Utilities - 0.2%		852,125	0.2%
TOTAL PREFERRED
SECURITIES (Cost $30,431,558)		$26,535,044
Warrants 0.1%		337,729	0.1%
TOTAL WARRANTS (Cost $1,072,118)		$337,729

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%		0	0.0%
Utilities - 0.0%		0	0.0%
TOTAL ESCROW CERTIFICATES (Cost $326)		$0

EQUITY LINKED SECURITIES - 0.3%
Financials - 0.3%		1,139,550	0.3%
TOTAL EQUITY LINKED
SECURITIES (Cost $1,507,500)		$1,139,550

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	1,941,461	19,428,391	4.6%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,429,965)		$19,428,391

SHORT-TERM INVESTMENTS - 2.1%
U.S. Government & Agency
Obligations - 1.2%
Federal Home Loan Bank Discount
Notes, 0.0000%, 07/01/2013 *	$5,000,000	$5,000,000	1.2%
Repurchase Agreement - 0.9%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at
$4,000,003 on 07/01/2013,
collateralized by $3,170,000
U.S. Treasury Bonds, 5.250% due
02/15/2029 (valued at $4,084,073,
including interest)	4,000,000	4,000,000	0.9%
TOTAL SHORT-TERM
INVESTMENTS (Cost $9,000,000)		$9,000,000
Total Investments (Income Trust)
(Cost $430,646,203) - 104.6%		$444,631,804	104.6%
Other Assets And Liabilities, Net - (4.6%)		(19,438,627)	(4.6)%
TOTAL NET ASSETS - 100.0%		$425,193,177	100.0%

The accompanying notes are an integral part of the financial statements.

20

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust
		Shares or		% of
		Principal		Net
		Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 34.6%
Federal Home Loan Mortgage Corp. - 0.2%			$731,359	0.2%
Federal National Mortgage Association - 9.2%
3.500%, TBA (C)		$32,300,000	$32,776,929	9.2%
Government National Mortgage Association - 1.1%
4.000%, 11/15/2040
to 02/15/2042		2,761,386	2,897,508	0.8%
OTHER SECURITIES			808,202	0.3%
			3,705,710
U.S. Treasury Bonds - 7.2%
3.125%, 11/15/2041 (D)		6,010,000	5,641,888	1.6%
4.250%, 05/15/2039		2,475,000	2,848,572	0.8%
4.375%, 11/15/2039
to 05/15/2041		5,858,000	6,876,407	1.9%
4.625%, 02/15/2040		6,125,000	7,470,589	2.1%
4.750%, 02/15/2041		1,643,300	2,044,111	0.6%
OTHER SECURITIES			804,563	0.2%
			25,686,130
U.S. Treasury Notes - 16.9%
0.250%, 02/15/2015		12,100,000	12,091,494	3.4%
0.875%, 04/30/2017		21,745,000	21,631,187	6.1%
1.750%, 07/31/2015		13,190,000	13,560,969	3.8%
2.000%, 04/30/2016		5,915,000	6,140,971	1.7%
4.000%, 02/15/2015		4,775,000	5,060,569	1.4%
OTHER SECURITIES			1,352,039	0.5%
			59,837,229
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $121,339,879)			$122,737,357

FOREIGN GOVERNMENT
OBLIGATIONS - 1.1%
Brazil - 0.8%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	4,830,000	2,168,577	0.6%
OTHER SECURITIES			654,500	0.2%
			2,823,077
Chile - 0.1%			472,500	0.1%
Mexico - 0.2%			493,060	0.2%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,180,568)			$3,788,637

CORPORATE BONDS - 46.7%
Consumer Discretionary - 6.5%
Time Warner, Inc.
7.700%, 05/01/2032		$1,298,000	1,651,592	0.5%
OTHER SECURITIES			21,435,141	6.0%
			23,086,733
Consumer Staples - 3.2%			11,368,508	3.2%
Energy - 4.3%
Petrobras International Finance
Company
5.375%, 01/27/2021		1,475,000	1,481,245	0.4%
OTHER SECURITIES			13,575,677	3.9%
			15,056,922
Financials - 20.5%
American Express Company
7.000%, 03/19/2018		1,195,000	1,437,188	0.4%

Investment Quality Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
5.875%, 01/05/2021	$1,200,000	$1,349,966	0.4%
Bank One Michigan
8.250%, 11/01/2024	1,730,000	2,285,072	0.6%
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,090,000	1,178,693	0.3%
BNP Paribas SA
2.375%, 09/14/2017	1,280,000	1,266,781	0.4%
Citigroup, Inc.
6.125%, 11/21/2017
to 08/25/2036	2,060,000	2,215,957	0.6%
Everest Reinsurance
Holdings, Inc., (6.600% to
05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	1,475,000	1,482,375	0.4%
General Electric Capital Corp.
4.650%, 10/17/2021	1,760,000	1,865,984	0.5%
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,500,000	1,693,226	0.5%
Merrill Lynch & Company, Inc.
7.750%, 05/14/2038	1,175,000	1,345,193	0.4%
Metropolitan Life Global
Funding I
3.125%, 01/11/2016 (L)(S)	1,050,000	1,096,871	0.3%
Morgan Stanley
6.250%, 08/28/2017	1,120,000	1,248,520	0.4%
Morgan Stanley
6.625%, 04/01/2018	1,225,000	1,388,007	0.4%
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,220,071	0.3%
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,621,311	0.5%
The Goldman Sachs Group, Inc.
5.750%, 01/24/2022	1,700,000	1,874,168	0.5%
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	1,590,000	1,630,130	0.5%
US Bancorp
7.500%, 06/01/2026	1,024,000	1,320,460	0.4%
OTHER SECURITIES		45,409,802	12.7%
		72,929,775
Health Care - 2.8%
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,260,000	1,390,736	0.4%
Express Scripts Holding
Company
2.100%, 02/12/2015	1,575,000	1,601,595	0.5%
OTHER SECURITIES		6,985,829	1.9%
		9,978,160
Industrials - 2.5%
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,200,000	1,326,361	0.4%
OTHER SECURITIES		7,650,224	2.1%
		8,976,585
Information Technology - 1.1%		4,049,175	1.1%
Materials - 1.0%		3,484,098	1.0%
Telecommunication Services - 2.3%
AT&T, Inc.
6.300%, 01/15/2038	1,175,000	1,307,539	0.4%
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,329,483	0.4%

The accompanying notes are an integral part of the financial statements.

21

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Telecommunication Services (continued)
OTHER SECURITIES		$5,673,337	1.5%
		8,310,359
Utilities - 2.5%		8,771,852	2.5%
TOTAL CORPORATE BONDS (Cost $158,585,522)		$166,012,167

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%		1,070,660	0.3%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $983,305)		$1,070,660

CONVERTIBLE BONDS - 0.0%
Energy - 0.0%		84,769	0.0%
TOTAL CONVERTIBLE BONDS (Cost $82,707)		$84,769

Municipal Bonds - 3.4%
Illinois State Toll Highway
Authority 6.184%, 01/01/2034 $	945,000	1,118,587	0.3%
Louisiana Local Government
Environmental Facilities &
Communities Development
Authority 2.470%, 02/01/2019	1,475,000	1,475,531	0.4%
New Jersey State Turnpike
Authority 7.414%, 01/01/2040	865,000	1,155,554	0.3%
State of California
7.300%, 10/01/2039	925,000	1,201,409	0.3%
OTHER SECURITIES		7,154,164	2.1%
TOTAL MUNICIPAL BONDS (Cost $10,422,009)		$12,105,245

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.7%
Commercial & Residential - 6.7%
Bear Stearns Commercial
Mortgage Securities,
5.201%, 12/11/2038	1,210,000	1,335,349	0.4%
Bear Stearns Commercial
Mortgage Securities,
5.905%, 06/11/2040 (P)	1,030,000	1,163,229	0.3%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.481%, 12/12/2044 (P)	1,500,000	1,623,756	0.5%
LB-UBS Commercial
Mortgage Trust,
6.061%, 06/15/2038 (P)	1,030,000	1,143,100	0.3%
OTHER SECURITIES		18,603,281	5.2%
		23,868,715
Government National Mortgage Association - 0.0%		44,126	0.0%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $24,527,379)		$23,912,841

ASSET BACKED SECURITIES - 3.2%
Ally Master Owner Trust,
1.540%, 09/15/2016	1,335,000	1,345,607	0.4%
Hertz Vehicle Financing LLC,
3.740%, 02/25/2017 (S)	1,095,000	1,149,959	0.3%
LCM LP,
1.877%, 01/14/2021 (P)(S)	1,100,000	1,100,113	0.3%
OTHER SECURITIES		7,765,601	2.2%
TOTAL ASSET BACKED
SECURITIES (Cost $11,271,151)		$11,361,280

Investment Quality Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

PREFERRED SECURITIES - 0.3%
Diversified Financial Services - 0.3%		919,050	0.3%
TOTAL PREFERRED SECURITIES (Cost $924,000)		$919,050

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	102,224	1,022,963	0.3%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,022,963)		$1,022,963

SHORT-TERM INVESTMENTS - 10.7%
Repurchase Agreement - 10.7%
Deutsche Bank Tri-Party
Repurchase Agreement dated
06/28/2013 at 0.250% to be
repurchased at $37,900,790 on
07/01/2013, collateralized by
$38,785,000 Federal Home
Loan Bank, 0.350% due
01/20/2040 to 06/24/2041
(valued at $38,658,130,
including interest)	$37,900,000	$37,900,000	10.7%
TOTAL SHORT-TERM
INVESTMENTS (Cost $37,900,000)		$37,900,000
Total Investments (Investment Quality Bond Trust)
(Cost $371,239,483) - 107.3%		$380,914,969	107.3%
Other Assets And Liabilities, Net - (7.3%)		(25,828,861)	(7.3)%
TOTAL NET ASSETS - 100.0%		$355,086,108	100.0%

Money Market Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMERCIAL PAPER - 20.4%
Barclays Bank PLC
0.080%, 07/03/2013 *	$65,000,000	$64,999,711	2.3%
Barclays US Funding LLC
0.200%, 09/23/2013 *	25,000,000	24,988,333	0.9%
BMW US Capital LLC
0.080%, 07/03/2013 *h	60,000,000	59,999,733	2.1%
BNP Paribas Finance, Inc.
0.090%, 07/01/2013 *	130,000,000	130,000,000	4.5%
National Australia Funding
0.330%, 09/10/2013 *	30,000,000	29,980,475	1.0%
National Rural Utilities Cooperative
Finance Corp.
0.090%, 07/01/2013 *	35,000,000	35,000,000	1.2%
National Rural Utilities Cooperative
Finance Corp.
0.100%, 07/18/2013 *	24,200,000	24,198,857	0.8%
Wal-Mart Stores, Inc.
0.050%, 07/09/2013 *	60,000,000	59,999,333	2.1%
Wal-Mart Stores, Inc.
0.060%, 07/09/2013 *	60,000,000	59,999,200	2.1%
OTHER SECURITIES		96,086,956	3.4%
TOTAL COMMERCIAL PAPER (Cost $585,252,598)		$585,252,598

The accompanying notes are an integral part of the financial statements.

22

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE INTEREST-BEARING
OBLIGATIONS - 22.5%
American Honda Finance Corp.
0.305%, 11/08/2013 (P)(S)*	$25,000,000	$25,000,000	0.9%
American Honda Finance Corp.
0.353%, 08/02/2013 (P)(S)*	75,000,000	75,000,000	2.6%
ANZ National International, Ltd.
0.313%, 04/17/2014 (P)(S)*	25,000,000	25,000,000	0.9%
Credit Suisse New York
2.200%, 01/14/2014 *	42,000,000	42,417,495	1.5%
General Electric Capital Corp.
5.400%, 09/20/2013 *	22,556,000	22,808,716	0.8%
General Electric Capital Corp.
5.650%, 06/09/2014 *	52,635,000	55,253,258	1.9%
JPMorgan Chase & Company
0.324%, 02/03/2014 (P)(S)*	30,000,000	30,000,000	1.0%
JPMorgan Chase & Company
1.023%, 05/02/2014 (P)*	49,000,000	49,288,277	1.7%
JPMorgan Chase & Company
4.650%, 06/01/2014 *	46,000,000	47,774,809	1.7%
National Australia Bank
0.998%, 04/11/2014 (P)(S)*	42,310,000	42,542,371	1.5%
Toyota Motor Credit Corp.
0.356%, 07/25/2013 (P)*	60,000,000	60,000,000	2.1%
Westpac Banking Corp.
0.275%, 05/28/2014 (P)(S)*	50,000,000	50,000,000	1.7%
OTHER SECURITIES		121,331,958	4.2%
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $646,416,884)		$646,416,884

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.2%
U.S. Government - 10.3%
U.S. Treasury Bill
0.025%, 07/18/2013 *	100,000,000	99,998,819	3.5%
U.S. Treasury Bill
0.028%, 07/05/2013 *	100,000,000	99,999,694	3.5%
U.S. Treasury Note
0.500%, 10/15/2013 *	40,000,000	40,040,486	1.4%
U.S. Treasury Note
1.000%, 05/15/2014 *	30,000,000	30,221,487	1.0%
U.S. Treasury Note
4.250%, 08/15/2013 *	25,000,000	25,125,988	0.9%
U.S. Government Agency - 11.9%
Federal Agricultural Mortgage Corp.
0.050%, 07/16/2013 *	100,000,000	99,997,917	3.5%
Federal Home Loan Bank
0.045%, 07/10/2013 *	84,200,000	84,198,990	2.9%
Federal Home Loan Bank
0.050%, 07/05/2013 *	56,795,000	56,794,684	2.0%
Federal Home Loan Bank
0.055%, 07/12/2013 *	100,000,000	99,998,319	3.5%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $636,376,384)		$636,376,384

CERTIFICATE OF DEPOSIT - 35.0%
Bank of Montreal
0.090%, 07/02/2013 *	30,000,000	30,000,000	1.0%
Bank of Montreal
0.110%, 07/08/2013 *	30,000,000	30,000,000	1.0%
Bank of Montreal
0.110%, 07/10/2013 *	40,000,000	40,000,000	1.4%
Bank of Nova Scotia
0.250%, 04/11/2014 (P)*	50,000,000	50,000,000	1.7%

Money Market Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CERTIFICATE OF DEPOSIT (continued)
Bank of Nova Scotia
0.330%, 10/09/2013 *	$30,000,000	$30,000,000	1.0%
Bank of Nova Scotia
0.697%, 10/18/2013 (P)*	40,000,000	40,046,881	1.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.370%, 10/21/2013 *	30,000,000	30,000,000	1.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.374%, 05/19/2014 (P)*	80,000,000	80,007,159	2.8%
Canadian Imperial Bank of
Commerce
0.280%, 12/31/2013 (P)*	103,000,000	103,000,000	3.6%
Deutsche Bank AG
0.340%, 11/26/2013 *	42,000,000	42,001,723	1.5%
National Bank of Canada
0.330%, 09/13/2013 (P)*	50,000,000	50,000,000	1.7%
Royal Bank of Canada
0.320%, 01/30/2014 (P)*	40,000,000	40,000,000	1.4%
Royal Bank of Canada
0.331%, 10/07/2013 (P)*	90,000,000	90,000,000	3.1%
Sumitomo Mitsui Banking Corp.
0.100%, 07/08/2013 *	30,000,000	30,000,000	1.0%
Sumitomo Mitsui Banking Corp.
0.170%, 07/09/2013 *	30,000,000	30,000,000	1.0%
Sumitomo Mitsui Banking Corp.
0.230%, 09/03/2013 *	40,000,000	40,000,000	1.4%
Sumitomo Mitsui Banking Corp.
0.400%, 04/11/2014 *	30,000,000	30,000,000	1.0%
Toronto-Dominion Bank
0.305%, 10/15/2013 *	25,000,000	25,000,000	0.9%
Toronto-Dominion Bank
0.330%, 09/10/2013 *	50,000,000	50,000,000	1.7%
Westpac Banking Corp.
0.290%, 04/28/2014 (P)*	40,000,000	40,000,000	1.4%
OTHER SECURITIES		104,003,566	4.0%
TOTAL CERTIFICATE OF
DEPOSIT (Cost $1,004,059,329)		$1,004,059,329
Total Investments (Money Market Trust)
(Cost $2,872,105,195) - 100.1%		$2,872,105,195	100.1%
Other Assets And Liabilities, Net - (0.1%)		(3,137,183)	(0.1)%
TOTAL NET ASSETS - 100.0%		$2,868,968,012	100.0%

Money Market Trust B
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMERCIAL PAPER - 26.5%
Bank of Nova Scotia
0.070%, 07/01/2013 *	$7,000,000 $	7,000,000	1.4%
Barclays US Funding LLC
0.200%, 09/23/2013 *	8,000,000	7,996,267	1.6%
BMW US Capital LLC
0.100%, 07/01/2013 *	4,000,000	4,000,000	0.8%
BNP Paribas Finance, Inc.
0.150%, 07/05/2013 *	7,000,000	6,999,883	1.4%
BNP Paribas Finance, Inc.
0.090%, 07/01/2013 *	17,167,000	17,167,000	3.4%
Henkel of America, Inc.
0.110%, 07/01/2013 *	8,500,000	8,500,000	1.7%
National Australia Funding
0.330%, 09/10/2013 *	5,000,000	4,996,746	1.0%

The accompanying notes are an integral part of the financial statements.

23

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COMMERCIAL PAPER (continued)
National Australia Funding
0.162%, 09/04/2013 *	$8,000,000	$7,997,689	1.6%
National Rural Utilities Cooperative
Finance Corp.
0.100%, 07/08/2013 *	10,000,000	9,999,806	2.0%
National Rural Utilities Cooperative
Finance Corp.
0.100%, 07/16/2013 *	14,000,000	13,999,417	2.8%
Old Line Funding LLC
0.070%, 07/02/2013 *	14,176,000	14,175,972	2.8%
Rabobank USA Financial Corp.
0.130%, 07/10/2013 *	5,000,000	4,999,838	1.0%
Toronto-Dominion Bank
0.100%, 07/03/2013 *	15,000,000	14,999,917	3.0%
OTHER SECURITIES		11,949,929	2.0%
TOTAL COMMERCIAL PAPER (Cost $134,782,464)		$134,782,464

CORPORATE INTEREST-BEARING
OBLIGATIONS - 22.3%
American Honda Finance Corp.
0.353%, 08/02/2013 (P)(S)*	10,000,000	10,000,000	2.0%
American Honda Finance Corp.
0.305%, 11/08/2013 (P)(S)*	5,000,000	5,000,000	1.0%
American Honda Finance Corp.
0.293%, 12/05/2013 (P)(S)*	4,000,000	4,000,000	0.8%
ANZ National International, Ltd.
0.312%, 04/17/2014 (P)(S)*	5,000,000	5,000,000	1.0%
Credit Suisse New York
2.200%, 01/14/2014 *	8,000,000	8,079,523	1.6%
General Electric Capital Corp.
5.650%, 06/09/2014 *	10,800,000	11,337,230	2.2%
General Electric Capital Corp.
5.500%, 06/04/2014 *	4,100,000	4,295,252	0.8%
General Electric Capital Corp.
1.875%, 09/16/2013 *	5,400,000	5,416,970	1.1%
JPMorgan Chase & Company
4.650%, 06/01/2014 *	8,248,000	8,565,546	1.7%
JPMorgan Chase & Company
1.023%, 05/02/2014 (P)*	9,655,000	9,711,633	1.9%
JPMorgan Chase & Company
0.324%, 02/03/2014 (P)(S)*	5,000,000	5,000,000	1.0%
National Australia Bank
0.998%, 04/11/2014 (P)(S)*	6,000,000	6,032,953	1.2%
Toyota Motor Credit Corp.
0.356%, 07/25/2013 (P)*	10,000,000	10,000,000	2.0%
Westpac Banking Corp.
0.275%, 05/28/2014 (P)(S)*	8,000,000	8,000,000	1.6%
OTHER SECURITIES		12,843,384	2.4%
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $113,282,491)		$113,282,491

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 21.3%
U.S. Government - 10.5%
U.S. Treasury Bill
0.025%, 07/18/2013 *	25,000,000	24,999,705	4.9%
U.S. Treasury Bill
0.020%, 07/18/2013 *	15,000,000	14,999,858	3.0%
U.S. Treasury Note
4.250%, 08/15/2013 *	5,000,000	5,025,198	1.0%
U.S. Treasury Note
0.500%, 10/15/2013 *	5,000,000	5,005,061	1.0%
OTHER SECURITIES		3,022,149	0.6%

Money Market Trust B (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 10.8%
Federal Home Loan Bank
0.060%, 07/17/2013 *	$30,000,000	$29,999,200	5.9%
Federal Home Loan Bank
0.050%, 07/10/2013 *	25,000,000	24,999,688	4.9%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $108,050,859)		$108,050,859

CERTIFICATE OF DEPOSIT - 29.9%
Bank of Montreal
0.253%, 06/10/2014 (P)*	5,000,000	5,000,000	1.0%
Bank of Montreal
0.170%, 09/06/2013 *	10,000,000	10,000,000	2.0%
Bank of Nova Scotia
0.697%, 10/18/2013 (P)*	6,500,000	6,507,618	1.3%
Bank of Nova Scotia
0.330%, 10/09/2013 *	5,000,000	5,000,000	1.0%
Bank of Nova Scotia
0.250%, 04/11/2014 (P)*	5,000,000	5,000,000	1.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.374%, 05/19/2014 (P)*	10,000,000	10,000,895	2.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.370%, 10/21/2013 *	10,000,000	10,000,000	2.0%
Barclays Bank PLC
0.413%, 03/13/2014 (P)*	8,000,000	8,000,000	1.6%
Barclays Bank PLC
0.402%, 03/13/2014 (P)*	8,000,000	8,000,000	1.6%
Canadian Imperial Bank of
Commerce
0.280%, 12/31/2013 (P)*	7,000,000	7,000,000	1.4%
Deutsche Bank AG
0.340%, 11/26/2013 *	8,000,000	8,000,328	1.6%
National Bank of Canada
0.330%, 09/13/2013 (P)*	8,000,000	8,000,000	1.6%
Royal Bank of Canada
0.331%, 10/07/2013 (P)*	10,000,000	10,000,000	2.0%
Royal Bank of Canada
0.320%, 01/30/2014 (P)*	10,000,000	10,000,000	2.0%
Sumitomo Mitsui Banking Corp.
0.400%, 04/11/2014 *	10,000,000	10,000,000	2.0%
Sumitomo Mitsui Banking Corp.
0.070%, 07/01/2013 *	14,000,000	14,000,000	2.8%
Toronto-Dominion Bank
0.330%, 09/10/2013 *	5,000,000	5,000,000	1.0%
OTHER SECURITIES		12,500,678	2.0%
TOTAL CERTIFICATE OF
DEPOSIT (Cost $152,009,519)		$152,009,519
Total Investments (Money Market Trust B)
(Cost $508,125,333) - 100.0%		$508,125,333	100.0%
Other Assets And Liabilities, Net - 0.0%		(132,126)	0.0%
TOTAL NET ASSETS - 100.0%		$507,993,207	100.0%

The accompanying notes are an integral part of the financial statements.

24

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 47.8%
U.S. Treasury Notes - 9.6%
0.125%, 09/30/2013	$13,155,000	$13,156,026	0.5%
0.625%, 11/30/2017	16,560,000	16,135,650	0.6%
0.875%, 02/28/2017	161,880,000	161,424,793	5.7%
1.250%, 03/15/2014	45,335,000	45,685,621	1.6%
2.250%, 05/31/2014	25,575,000	26,054,531	0.9%
OTHER SECURITIES		7,010,386	0.3%
		269,467,007
U.S. Treasury Bonds - 4.0%
3.125%, 02/15/2043	31,325,000	29,279,102	1.0%
4.625%, 02/15/2040	38,780,000	47,299,501	1.7%
5.375%, 02/15/2031	22,500,000	29,306,250	1.0%
OTHER SECURITIES		5,617,044	0.3%
		111,501,897
U.S. Treasury Strips - 0.0%		184,622	0.0%
Treasury Inflation Protected Securities - 1.5%
1.875%, 07/15/2013	20,936,775	20,954,759	0.7%
2.000%, 07/15/2014	22,047,793	22,759,187	0.8%
		43,713,946
Federal Home Loan Bank - 0.0%		534,856	0.0%
Federal Home Loan Mortgage Corp. - 4.4%
3.000%, 12/01/2042
to 01/01/2043	22,869,588	22,323,046	0.8%
3.500%, 03/01/2043	15,993,267	16,217,547	0.6%
4.000%, 08/01/2040
to 02/01/2041	15,798,271	16,444,751	0.6%
4.500%, 11/01/2018
to 12/01/2040	31,721,088	33,456,070	1.2%
5.000%, 10/01/2018
to 08/01/2040	22,621,649	24,231,775	0.9%
OTHER SECURITIES		11,152,197	0.3%
		123,825,386
Federal National Mortgage Association - 19.1%
4.000%, 05/01/2026
to 12/01/2041	9,779,260	10,193,053	0.4%
2.500%, 12/01/2027
to 04/01/2028	23,161,193	23,302,640	0.8%
3.000%, 06/01/2027
to 05/01/2043	78,633,780	77,773,127	2.8%
3.500%, 01/01/2026
to 01/01/2043	52,542,188	53,696,776	1.9%
4.000%, 06/01/2025
to 01/01/2042	106,407,996	111,076,516	3.9%
4.500%, 05/01/2019
to 07/01/2042	79,532,450	84,262,119	3.0%
5.000%, 05/01/2018
to 07/01/2041	60,705,937	65,591,348	2.3%
5.500%, 11/01/2015
to 04/01/2040	48,516,382	53,162,319	1.9%
6.000%, 09/01/2017
to 10/01/2039	42,050,879	45,880,433	1.6%
6.500%, 11/01/2015
to 06/01/2039	7,919,654	8,843,917	0.3%
OTHER SECURITIES		5,241,824	0.2%
		539,024,072
Government National Mortgage Association - 9.2%
2.500%, 05/20/2027
to 03/20/2043	52,079,279	49,416,579	1.8%

New Income Trust (continued)
		Shares or		% of
		Principal		Net
		Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
3.000%, 01/20/2027
to 06/20/2043		$58,129,448	$58,257,678	2.1%
3.500%, 09/15/2041
to 05/20/2043		56,094,592	57,624,158	2.0%
4.000%, 10/20/2040
to 08/20/2042		18,018,097	18,932,942	0.7%
4.500%, 01/15/2019
to 03/20/2041		28,532,536	30,486,727	1.1%
5.000%, 01/15/2019
to 03/20/2041		18,553,004	20,106,234	0.7%
5.500%, 02/15/2029
to 12/20/2039		10,924,809	12,070,626	0.4%
6.000%, 10/20/2013
to 07/20/2039		7,914,855	8,794,205	0.3%
OTHER SECURITIES			4,649,349	0.1%
			260,338,498
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,372,157,727)			$1,348,590,284

FOREIGN GOVERNMENT
OBLIGATIONS - 3.4%
Bermuda - 0.1%			2,376,150	0.1%
Brazil - 0.5%			14,203,281	0.5%
Germany - 0.9%
Federal Republic of Germany
1.500%, 02/15/2023	EUR	11,310,000	14,459,610	0.5%
Federal Republic of Germany
2.500%, 07/04/2044		7,460,000	9,751,030	0.4%
			24,210,640
Italy - 0.2%			6,571,608	0.2%
Mexico - 0.6%
Government of Mexico
2.500%, 12/10/2020	MXN	99,074,694	7,797,490	0.3%
OTHER SECURITIES			8,987,155	0.3%
			16,784,645
Morocco - 0.1%			3,811,266	0.1%
Netherlands - 0.0%			360,500	0.0%
Poland - 0.1%			3,278,357	0.1%
Russia - 0.3%			9,371,112	0.3%
South Africa - 0.2%			4,618,760	0.2%
Turkey - 0.4%			11,162,943	0.4%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $105,411,483)			$96,749,262

CORPORATE BONDS - 27.6%
Consumer Discretionary - 4.4%
Ford Motor Credit
Company LLC
5.750%, 02/01/2021		$12,180,000	13,183,973	0.5%
News America, Inc.
6.150%, 03/01/2037		7,135,000	7,744,101	0.3%
OTHER SECURITIES			102,333,316	3.6%
			123,261,390
Consumer Staples - 1.7%			48,538,769	1.7%
Energy - 5.0%			140,846,974	5.0%

The accompanying notes are an integral part of the financial statements.

25

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Financials - 7.9%
Bank of America Corp.
5.650%, 05/01/2018	$13,785,000	$15,309,442	0.5%
General Electric Capital Corp.
5.300%, 02/11/2021	9,575,000	10,498,576	0.4%
General Electric Capital Corp.
6.875%, 01/10/2039	9,180,000	11,324,136	0.4%
JPMorgan Chase & Company
4.500%, 01/24/2022	15,430,000	16,148,560	0.6%
Morgan Stanley
2.125%, 04/25/2018	12,690,000	12,140,155	0.4%
OTHER SECURITIES		157,001,936	5.6%
		222,422,805
Health Care - 1.3%		37,530,041	1.3%
Industrials - 2.0%		57,949,470	2.0%
Information Technology - 0.8%		22,915,986	0.8%
Materials - 0.7%		18,620,162	0.7%
Telecommunication Services - 1.9%
CC Holdings GS V LLC/Crown
Castle GS III Corp.
3.849%, 04/15/2023	8,350,000	7,868,990	0.3%
OTHER SECURITIES		45,876,255	1.6%
		53,745,245
Utilities - 1.9%		52,775,660	1.9%
TOTAL CORPORATE BONDS (Cost $768,466,906)		$778,606,502
Municipal Bonds 6.2%		176,339,214	6.2%
TOTAL MUNICIPAL BONDS (Cost $181,227,490)		$176,339,214

TERM LOANS (M) - 1.6%
Consumer Discretionary - 0.6%		16,519,301	0.6%
Consumer Staples - 0.2%		6,118,271	0.2%
Financials - 0.2%		6,316,790	0.2%
Health Care - 0.3%		8,103,969	0.3%
Information Technology - 0.1%		2,886,915	0.1%
Telecommunication Services - 0.2%		4,281,174	0.2%
TOTAL TERM LOANS (Cost $43,950,445)		$44,226,420

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.0%
Commercial & Residential - 6.7%
JPMorgan Chase Commercial
Mortgage Securities Corp.,
5.552%, 05/12/2045	8,642,571	9,527,743	0.3%
Morgan Stanley Capital I Trust,
5.364%, 03/15/2044	10,875,000	12,066,498	0.4%
Morgan Stanley Capital I Trust,
5.447%, 02/12/2044 (P)	13,725,000	15,278,835	0.5%
Wachovia Bank Commercial
Mortgage Trust,
5.572%, 10/15/2048	8,720,000	9,635,460	0.3%
OTHER SECURITIES		141,612,766	5.2%
		188,121,302
Federal Home Loan Mortgage Corp. - 0.2%		4,407,745	0.2%
Federal National Mortgage Association - 0.0%		1,277	0.0%

New Income Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association - 0.1% $		3,947,940	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $188,190,851)		$196,478,264

ASSET BACKED SECURITIES - 4.3%
Dominos Pizza Master
Issuer LLC,
5.216%, 01/25/2042 (S)	$7,688,094	8,204,142	0.3%
OTHER SECURITIES		113,341,110	4.0%
TOTAL ASSET BACKED
SECURITIES (Cost $121,214,294)		$121,545,252

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		4,855,375	0.2%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,475,000)		$4,855,375

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.1%
T. Rowe Price Reserve
Investment Fund, 0.0501%	60,357,238	60,357,238	2.1%
Repurchase Agreement - 0.1%		$1,365,159	0.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $61,722,397)		$61,722,397
Total Investments (New Income Trust)
(Cost $2,846,816,593) - 100.3%		$2,829,112,970	100.3%
Other Assets And Liabilities, Net - (0.3%)		(9,333,247)	(0.3)%
TOTAL NET ASSETS - 100.0%		$2,819,779,723	100.0%

Real Return Bond Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 100.1%
U.S. Treasury Notes - 0.4%
2.000%, 02/15/2023	$500,000	$480,821	0.4%
OTHER SECURITIES		37,027	0.0%
		517,848
Treasury Inflation Protected Securities - 97.5%
0.125%, 04/15/2016
to 01/15/2023	24,941,728	24,684,265	21.5%
0.500%, 04/15/2015	4,293,720	4,400,393	3.8%
0.625%, 07/15/2021
to 02/15/2043	10,699,591	10,698,993	9.3%
0.750%, 02/15/2042	1,441,286	1,264,953	1.1%
1.250%, 04/15/2014
to 07/15/2020	5,711,222	6,054,814	5.3%
1.375%, 01/15/2020	537,870	585,480	0.5%
1.625%, 01/15/2015	1,949,248	2,026,456	1.8%
1.750%, 01/15/2028	4,441,600	4,965,571	4.3%
2.000%, 07/15/2014
to 01/15/2026	19,470,765	20,576,232	17.9%
2.125%, 01/15/2019	4,767,336	5,387,461	4.7%
2.375%, 01/15/2025
to 01/15/2027	14,879,087	17,703,548	15.4%

The accompanying notes are an integral part of the financial statements.

26

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or		% of
		Principal		Net
		Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Treasury Inflation Protected Securities (continued)
2.625%, 07/15/2017		$448,960	$509,078	0.4%
3.375%, 04/15/2032		6,945,968	9,732,496	8.5%
3.875%, 04/15/2029		2,263,680	3,255,284	2.8%
OTHER SECURITIES			254,228	0.2%
			112,099,252
Federal Home Loan Mortgage Corp. - 0.5%
2.500%, 10/02/2019		600,000	606,604	0.5%
Federal National Mortgage Association - 1.7%
3.000%, TBA		2,000,000	1,948,281	1.7%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $121,977,142)			$115,171,985

FOREIGN GOVERNMENT
OBLIGATIONS - 3.4%
Australia - 0.9%
New South Wales
Treasury Corp.
2.500%, 11/20/2035	AUD	500,000	523,420	0.4%
New South Wales
Treasury Corp.
2.750%, 11/20/2025		500,000	565,384	0.5%
			1,088,804
Italy - 1.0%
Republic of Italy
Zero Coupon, 09/13/2013 (Z) EUR		900,000	1,170,142	1.0%
Mexico - 1.0%
Mexican Bonos De Proteccion
Al Ahorro
4.320%, 01/30/2020 (P)	MXN	11,500,000	894,166	0.8%
OTHER SECURITIES			227,045	0.2%
			1,121,211
United Kingdom - 0.5%
Government of United Kingdom
2.500%, 07/26/2016	GBP	100,000	518,279	0.5%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,058,381)			$3,898,436

CORPORATE BONDS - 9.5%
Financials - 9.5%
Ally Financial, Inc.
3.475%, 02/11/2014 (P)		$500,000	501,945	0.4%
Commonwealth Bank of
Australia
0.773%, 06/25/2014 (P)(S)		5,300,000	5,323,384	4.6%
Dexia Credit Local SA
1.400%, 09/20/2013		1,400,000	1,400,000	1.2%
Dexia Credit Local SA
1.700%, 09/06/2013		700,000	701,360	0.6%
Everest Reinsurance
Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,034,710	0.9%
ING Bank Australia, Ltd.
3.469%, 06/24/2014 (P)		600,000	551,055	0.5%
OTHER SECURITIES			1,371,955	1.3%
			10,884,409
TOTAL CORPORATE BONDS (Cost $10,700,665)			$10,884,409

Real Return Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.5%
Commercial & Residential - 4.7%
CHL Mortgage Pass
Through Trust,
5.500%, 01/25/2035	$494,011	$512,449	0.4%
Countrywide Alternative
Loan Trust,
0.363%, 05/25/2047 (P)	526,057	426,762	0.4%
Holmes Master Issuer PLC,
1.561%, 10/15/2054 (S)	574,336	753,005	0.7%
OTHER SECURITIES		3,768,776	3.2%
		5,460,992
Federal Home Loan Mortgage Corp. - 1.1%
1.374%, 10/25/2044 (P)	$584,915	590,280	0.5%
OTHER SECURITIES		634,464	0.6%
		1,224,744
Federal National Mortgage Association - 0.7%
4.119%, 02/25/2018	3,472,188	529,491	0.5%
OTHER SECURITIES		264,746	0.2%
		794,237
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,500,990)		$7,479,973

ASSET BACKED SECURITIES - 3.4%
Magnolia Funding, Ltd.,
0.578%, 04/11/2021 (P)(S)	$344,475	436,001	0.4%
RAMP Series Trust,
0.373%, 08/25/2046 (P)	589,845	538,861	0.5%
Symphony CLO III, Ltd.,
0.515%, 05/15/2019 (P)(S)	500,000	495,307	0.4%
Venture VII CDO, Ltd.,
0.506%, 01/20/2022 (P)(S)	700,000	680,721	0.6%
OTHER SECURITIES		1,745,778	1.5%
TOTAL ASSET BACKED
SECURITIES (Cost $3,838,036)		$3,896,668

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%		26,246	0.0%
TOTAL PURCHASED OPTIONS (Cost $36,884)		$26,246

SHORT-TERM INVESTMENTS - 62.0%
Commercial Paper* - 1.7%
Banco do Brasil SA
0.010%, 01/24/2014 *	900,000	893,863	0.8%
Standard Chartered Bank
0.950%, 10/01/2013 *	1,100,000	1,097,329	0.9%
		1,991,192
U.S. Government - 3.7%
U.S. Treasury Bill
0.113%, 05/01/2014 *	1,702,000	1,700,276	1.5%
U.S. Treasury Bill
0.123%, 05/29/2014 *	2,192,000	2,189,473	1.9%
OTHER SECURITIES		301,840	0.3%
		4,191,589
U.S. Government Agency - 4.8%
0.050%, 07/29/2013 *	1,000,000	999,961	0.9%
0.110%, 01/23/2014 *	2,500,000	2,497,809	2.2%
0.800%, 09/16/2013 *	1,800,000	1,799,699	1.6%
OTHER SECURITIES		199,975	0.1%
		5,497,444

The accompanying notes are an integral part of the financial statements.

27

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 51.8%
Repurchase Agreement with
Barclays Capital dated
06/28/2013 at 0.100% to be
repurchased at $5,900,049 on
07/01/2013, collateralized by
$6,126,000 U.S. Treasury
Note, 0.625% due 05/31/2017
(valued at $6,039,432,
including interest)	$5,900,000	$5,900,000	5.1%
Repurchase Agreement with
Barclays Capital dated
06/28/2013 at 0.180% to be
repurchased at $8,200,123 on
07/01/2013, collateralized by
$7,863,000 Treasury Inflation
Protected Securities, 0.625%
due 07/15/2021 (valued at
$8,429,009,
including interest)	8,200,000	8,200,000	7.1%
Repurchase Agreement with
Citigroup dated 06/28/2012 at
0.150% to be repurchased at
$13,800,173 on 07/01/2012,
collateralized by $14,030,000
U.S Treasury Note, 0.750%
due 09/15/2013 (valued at
$14,080,849,
including interest)	13,800,000	13,800,000	12.0%
Repurchase agreement with
Goldman Sachs Group Inc.
dated 06/28/2013 at 0.150%
to be repurchased at
$4,100,051 on 07/01/2013,
collateralized by $4,343,000
Federal Home Loan
Mortgage Corp., 3.000% due
06/01/2043 (valued at
$4,239,721,
including interest)	4,100,000	4,100,000	3.6%
Repurchase Agreement with
Morgan Stanley dated
06/28/2013 at 0.200% to be
repurchased at $13,800,230
on 07/01/2013, collateralized
by $16,488,300 U.S. Treasury
Bond, 2.750% due
11/15/2042 (valued at
$14,303,712,
including interest)	13,800,000	13,800,000	12.0%

Real Return Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with
Toronto-Dominion Bank
dated 06/28/2013 at 0.190%
to be repurchased at
$13,800,219 on 07/01/2013,
collateralized by $14,140,000
U.S. Treasury Note, 0.875%
due 08/28/2017 (valued at
$14,160,461,
including interest)	$13,800,000	$13,800,000	12.0%
		59,600,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $71,280,903)		$71,280,225
Total Investments (Real Return Bond Trust)
(Cost $219,393,001) - 184.9%		$212,637,942	184.9%
Other Assets And Liabilities, Net - (84.9%)		(97,606,255)	(84.9)%
TOTAL NET ASSETS - 100.0%		$115,031,687	100.0%

Short Term Government Income Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 86.6%
U.S. Treasury Notes - 18.5%
0.625%, 08/31/2017
to 11/30/2017	$18,320,000	17,893,022	3.4%
0.750%, 03/31/2018	16,930,000	16,472,365	3.1%
1.250%, 09/30/2015	8,010,000	8,155,181	1.5%
2.000%, 04/30/2016	7,835,000	8,134,321	1.5%
2.125%, 05/31/2015	20,805,000	21,507,169	4.0%
2.500%, 04/30/2015	25,925,000	26,943,775	5.0%
		99,105,833
Federal Agricultural Mortgage Corp. - 16.1%
2.000%, 07/27/2016	21,729,000	22,437,105	4.2%
2.125%, 09/15/2015	16,420,000	16,975,554	3.2%
2.375%, 07/22/2015	20,010,000	20,722,676	3.9%
5.125%, 04/19/2017 (S)	22,785,000	25,930,059	4.8%
		86,065,394
Federal Farm Credit Bank - 8.1%
0.900%, 12/26/2017	7,925,000	7,732,224	1.4%
0.970%, 09/05/2017	8,305,000	8,156,540	1.5%
1.100%, 06/20/2017	8,670,000	8,467,027	1.6%
1.240%, 11/13/2018	19,775,000	19,112,696	3.6%
		43,468,487
Federal Home Loan Bank - 8.9%
1.000%, 09/18/2017
to 10/16/2017	18,885,000	18,553,015	3.4%
1.130%, 03/27/2018	11,500,000	11,291,298	2.1%
1.150%, 07/25/2018	14,235,000	13,858,726	2.6%
2.125%, 06/10/2016	4,000,000	4,159,188	0.8%
		47,862,227
Federal Home Loan Mortgage Corp. - 5.0%
1.100%, 05/07/2018	15,770,000	15,407,952	2.9%
1.200%, 03/20/2018	5,670,000	5,536,523	1.0%
2.203%, 09/01/2042 (P)	1,995,222	2,030,559	0.4%

The accompanying notes are an integral part of the financial statements.

28

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6.500%, 11/01/2037
to 09/01/2039	$1,595,005	$1,777,915	0.3%
OTHER SECURITIES		1,938,062	0.4%
		26,691,011
Federal National Mortgage Association - 19.1%
0.500%, 07/02/2015	6,000,000	6,007,956	1.1%
0.520%, 05/20/2016	16,305,000	16,167,206	3.0%
0.580%, 04/25/2016	7,700,000	7,645,376	1.4%
0.625%, 11/14/2016	5,220,000	5,160,241	1.0%
1.000%, 12/12/2017
to 12/28/2017	13,630,000	13,311,521	2.5%
2.348%, 09/01/2041 (P)	6,604,345	6,777,123	1.3%
2.375%, 07/28/2015	3,000,000	3,118,560	0.6%
2.427%, 04/01/2042 (P)	5,417,598	5,547,074	1.0%
2.490%, 02/01/2042 (P)	8,022,066	8,239,778	1.5%
5.000%, 04/01/2019
to 03/01/2025	1,389,919	1,482,038	0.3%
5.500%, 04/01/2018
to 08/01/2040	7,890,089	8,562,961	1.6%
6.000%, 10/01/2036
to 05/01/2037	4,208,161	4,586,247	0.9%
6.500%, 02/01/2026
to 01/01/2039	12,187,713	13,568,482	2.5%
7.000%, 07/01/2022
to 07/01/2034	839,457	957,152	0.2%
OTHER SECURITIES		873,261	0.2%
		102,004,976
Government National Mortgage Association - 0.6%
3.750%, 10/20/2039 (P)	1,055,050	1,106,585	0.2%
OTHER SECURITIES		1,966,073	0.4%
		3,072,658
Tennessee Valley Authority - 10.3%
4.375%, 06/15/2015	20,195,000	21,700,032	4.1%
4.500%, 04/01/2018	10,349,000	11,668,767	2.2%
4.875%, 12/15/2016	9,398,000	10,633,442	2.0%
5.500%, 07/18/2017	9,413,000	10,911,841	2.0%
		54,914,082
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $462,350,252)		$463,184,668

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.3%
Federal Home Loan Mortgage Corp. - 5.2%
1.433%, 07/25/2022	11,669,807	1,047,937	0.2%
1.732%, 10/25/2018	15,679,537	1,136,625	0.2%
1.833%, 07/25/2019	16,293,933	1,384,756	0.3%
3.000%, 11/15/2039	13,855,764	14,463,672	2.7%
3.250%, 10/15/2036	4,661,471	4,789,983	0.9%
4.500%, 01/15/2041	1,174,629	1,274,817	0.2%
OTHER SECURITIES		4,025,072	0.7%
		28,122,862
Federal National Mortgage Association - 2.0%
3.000%, 07/25/2041	2,608,682	2,727,118	0.5%
3.500%, 08/25/2041	6,671,838	7,064,549	1.3%
OTHER SECURITIES		941,173	0.2%
		10,732,840

Short Term Government Income Trust (continued)
Shares or			% of
Principal			Net
Amount		Value	Assets

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association - 0.1%		$385,830	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $39,365,203)		$39,241,532

PREFERRED SECURITIES - 0.1%
Financials - 0.1%		314,849	0.1%
TOTAL PREFERRED SECURITIES (Cost $1,708,117)		$314,849

SHORT-TERM INVESTMENTS - 5.6%
Repurchase Agreement 0.2%		$893,000	0.2%

U.S. GOVERNMENT - 5.4%
U.S. Treasury Bill,
0.0485%, 09/19/2013	$29,000,000	28,997,912	5.4%
TOTAL SHORT-TERM
INVESTMENTS (Cost $29,890,003)		$29,890,912
Total Investments (Short Term Government Income
Trust) (Cost $533,313,575) - 99.6%		$532,631,961	99.6%
Other Assets And Liabilities, Net - 0.4%		2,057,015	0.4%
TOTAL NET ASSETS - 100.0%		$534,688,976	100.0%

Strategic Income Opportunities Trust
		Shares or		% of
		Principal		Net
		Amount	Value	Assets

FOREIGN GOVERNMENT
OBLIGATIONS - 20.8%
Australia - 1.8%
New South Wales
Treasury Corp.
6.000%, 05/01/2020	AUD	3,905,000	$3,989,369	0.8%
Queensland Treasury Corp.
6.000%, 10/21/2015
to 04/21/2016		4,984,000	4,877,916	1.0%
			8,867,285
Brazil - 0.9%			4,472,854	0.9%
Canada - 1.2%
Province of Ontario
6.250%, 06/16/2015	NZD	5,777,000	4,699,400	1.0%
OTHER SECURITIES			1,204,209	0.2%
			5,903,609
Indonesia - 1.4%
Republic of Indonesia
9.500%, 06/15/2015	IDR	28,220,000,000	2,997,220	0.6%
OTHER SECURITIES			4,065,990	0.8%
			7,063,210
Malaysia - 2.2%
Government of Malaysia
3.741%, 02/27/2015	MYR	13,400,000	4,278,377	0.9%
Government of Malaysia
3.835%, 08/12/2015		12,850,000	4,111,272	0.8%
Government of Malaysia
4.262%, 09/15/2016		7,900,000	2,564,698	0.5%
			10,954,347

The accompanying notes are an integral part of the financial statements.

29

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or		% of
		Principal		Net
		Amount	Value	Assets

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 1.2%
Government of Mexico
5.000%, 06/15/2017	MXN	29,054,100	$2,245,400	0.5%
OTHER SECURITIES			3,611,627	0.7%
			5,857,027
New Zealand - 2.4%
Dominion of New Zealand
6.000%, 12/15/2017
to 05/15/2021	NZD	11,760,000	10,148,401	2.1%
OTHER SECURITIES			1,656,858	0.3%
			11,805,259
Norway - 1.1%
Government of Norway
5.000%, 05/15/2015	NOK	18,498,000	3,243,511	0.7%
OTHER SECURITIES			1,914,834	0.4%
			5,158,345
Peru - 0.1%			358,400	0.1%
Philippines - 1.7%
Republic of Philippines
5.875%, 12/16/2020
to 03/01/2032	PHP	157,303,440	4,116,249	0.8%
Republic of Philippines
6.500%, 04/28/2021		91,000,000	2,496,663	0.5%
OTHER SECURITIES			1,846,352	0.4%
			8,459,264
Singapore - 1.0%
Republic of Singapore
2.375%, 04/01/2017	SGD	2,800,000	2,351,525	0.5%
Republic of Singapore
3.250%, 09/01/2020		2,260,000	1,925,791	0.4%
OTHER SECURITIES			800,470	0.1%
			5,077,786
South Korea - 2.1%
Korea Treasury Bond Principal
Strips, PO
3.363%, 09/10/2018	KRW	2,888,000,000	2,143,604	0.4%
Republic of Korea
3.250%, 06/10/2015		3,500,000,000	3,087,505	0.6%
Republic of Korea
4.000%, 03/10/2016		2,750,000,000	2,475,188	0.5%
OTHER SECURITIES			2,518,275	0.6%
			10,224,572
Sweden - 1.8%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	13,015,000	2,117,683	0.4%
Kingdom of Sweden
4.500%, 08/12/2015		13,075,000	2,085,028	0.4%
Kingdom of Sweden
5.000%, 12/01/2020		17,300,000	3,118,556	0.6%
OTHER SECURITIES			1,594,716	0.4%
			8,915,983
Thailand - 1.9%
Bank of Thailand
3.200%, 10/22/2014	THB	139,000,000	4,511,344	0.9%

Strategic Income Opportunities Trust (continued)
		Shares or		% of
		Principal		Net
		Amount	Value	Assets

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Thailand (continued)
Kingdom of Thailand
3.250%, 06/16/2017	THB	140,000,000	$4,519,872	1.0%
			9,031,216
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $104,419,383)			$102,149,157

CORPORATE BONDS - 46.1%
Consumer Discretionary - 10.5%
Clear Channel
Communications, Inc., PIK
14.000%, 02/01/2021 (S)		$2,625,467	2,244,774	0.5%
DISH DBS Corp.
7.875%, 09/01/2019		2,300,000	2,576,000	0.5%
The Goodyear Tire & Rubber
Company
7.000%, 05/15/2022		1,980,000	2,029,500	0.4%
OTHER SECURITIES			44,747,587	9.1%
			51,597,861
Consumer Staples - 1.8%
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		2,125,000	2,172,813	0.4%
OTHER SECURITIES			6,662,526	1.4%
			8,835,339
Energy - 4.5%
EP Energy LLC
9.375%, 05/01/2020		2,432,000	2,748,160	0.6%
OTHER SECURITIES			19,285,591	3.9%
			22,033,751
Financials - 15.3%
American International
Group, Inc. (8.175% to
05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		4,040,000	4,928,800	1.0%
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,642,272	0.5%
European Investment Bank
5.375%, 05/20/2014	AUD	3,030,000	2,829,928	0.6%
General Electric Capital
Australia Funding Pty, Ltd.
7.000%, 10/08/2015		2,800,000	2,732,186	0.6%
General Electric Capital Corp.,
Series A
7.625%, 12/10/2014	NZD	4,415,000	3,594,989	0.7%
JPMorgan Chase & Company
(5.150% to 05/01/2023, then
3 month LIBOR + 3.250%)
05/01/2023 (Q)		$4,150,000	3,952,875	0.8%
KFW
5.750%, 05/13/2015	AUD	4,775,000	4,575,565	0.9%
Merrill Lynch & Company, Inc.
1.033%, 09/15/2026 (P)		$3,615,000	3,059,975	0.6%
SLM Corp.
5.500%, 01/25/2023		2,820,000	2,683,760	0.5%
The Royal Bank of
Scotland PLC
1.927%, 03/31/2014 (P)	SGD	2,500,000	1,966,178	0.4%
OTHER SECURITIES			41,985,695	8.7%
			74,952,223

The accompanying notes are an integral part of the financial statements.

30

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
CORPORATE BONDS (continued)
Health Care - 2.4%
HCA Holdings, Inc.
6.250%, 02/15/2021	$1,897,000	$1,934,940	0.4%
OTHER SECURITIES		10,096,585	2.0%
		12,031,525
Industrials - 3.1%		15,048,119	3.1%
Information Technology - 0.6%		3,014,350	0.6%
Materials - 4.3%
Hexion US Finance Corp.
8.875%, 02/01/2018	1,975,000	2,014,500	0.4%
OTHER SECURITIES		18,928,954	3.9%
		20,943,454
Telecommunication Services - 2.7%		13,379,846	2.7%
Utilities - 0.9%		4,450,171	0.9%
TOTAL CORPORATE BONDS (Cost $227,465,614)		$226,286,639
CAPITAL PREFERRED SECURITIES - 1.9%
Financials - 1.9%		9,516,264	1.9%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $9,189,739)		$9,516,264
CONVERTIBLE BONDS - 2.0%
Consumer Discretionary - 0.8%
Ford Motor Company
4.250%, 11/15/2016	1,075,000	1,942,391	0.4%
OTHER SECURITIES		1,844,799	0.4%
		3,787,190
Financials - 0.7%		3,654,292	0.7%
Health Care - 0.2%		979,889	0.2%
Industrials - 0.2%		1,256,609	0.2%
Information Technology - 0.1%		260,313	0.1%
TOTAL CONVERTIBLE BONDS (Cost $8,961,196)		$9,938,293
Municipal Bonds 0.0%		173,341	0.0%
TOTAL MUNICIPAL BONDS (Cost $171,700)		$173,341
TERM LOANS (M) - 9.8%
Consumer Discretionary - 1.5%		7,564,453	1.5%
Consumer Staples - 1.1%		5,112,394	1.1%
Energy - 0.4%		2,116,033	0.4%
Financials - 2.1%
Carestream Health, Inc.,
TBD 06/07/2019 (T)	5,270,000	5,171,507
Walter Investment
Management Corp.
5.750%, 11/28/2017	2,254,099	2,259,171
OTHER SECURITIES		2,976,334	0.5%
		10,407,012
Health Care - 1.3%		6,141,325	1.3%
Industrials - 0.5%		2,556,086	0.5%
Information Technology - 0.6%		2,692,049	0.6%
Materials - 1.0%		5,015,086	1.0%

Strategic Income Opportunities Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
TERM LOANS (M) (continued)
Telecommunication Services - 0.7%		$3,545,664	0.7%
Utilities - 0.6%
La Frontera Generation LLC
4.500%, 09/30/2020	$2,330,000	2,312,525	0.5%
OTHER SECURITIES		449,104	0.1%
		2,761,629
TOTAL TERM LOANS (Cost $48,281,085)		$47,911,731
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.1%
Commercial & Residential - 4.5%		22,203,395	4.5%
Federal Home Loan Mortgage Corp. - 0.3%		1,377,225	0.3%
Federal National Mortgage Association - 0.3%		1,231,152	0.3%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $19,935,113)		$24,811,772
ASSET BACKED SECURITIES - 1.1%
CKE Restaurant Holdings, Inc.,
4.474%, 03/20/2043 (S)	2,859,238	2,855,981	0.6%
Dominos Pizza Master
Issuer LLC,
5.216%, 01/25/2042 (S)	1,874,188	1,999,989	0.4%
OTHER SECURITIES		277,832	0.1%
TOTAL ASSET BACKED
SECURITIES (Cost $5,042,987)		$5,133,802
COMMON STOCKS - 1.5%
Consumer Discretionary - 0.7%
Charter
Communications, Inc.,
Class A (I)	26,089	3,231,123	0.7%
OTHER SECURITIES		103,508	0.0%
		3,334,631
Financials - 0.8%		4,177,147	0.8%
TOTAL COMMON STOCKS (Cost $4,845,731)		$7,511,778
PREFERRED SECURITIES - 7.6%
Consumer Discretionary - 0.2%		1,195,909	0.2%
Financials - 5.6%
MetLife, Inc., 5.000%	40,443	2,215,872	0.5%
Weyerhaeuser
Company, 6.375%	63,700	3,249,337	0.7%
OTHER SECURITIES		21,892,166	4.4%
		27,357,375
Industrials - 0.3%		1,510,845	0.3%
Materials - 0.0%		146,875	0.0%
Telecommunication Services - 0.1%		535,700	0.1%
Utilities - 1.4%
Dominion
Resources, Inc., 6.000%	38,600	1,931,930	0.4%
PPL Corp., 8.750%	50,715	2,739,624	0.6%
OTHER SECURITIES		2,052,138	0.4%
		6,723,692
TOTAL PREFERRED
SECURITIES (Cost $36,647,722)		$37,470,396

The accompanying notes are an integral part of the financial statements.

31

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Shares or		% of
Principal		Net
Amount	Value	Assets

PREFERRED SECURITIES (continued)
Investment Companies 0.1%	$574,040	0.1%
TOTAL INVESTMENT COMPANIES (Cost $683,189)	$574,040

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%	14,150	0.0%
TOTAL ESCROW CERTIFICATES (Cost $76)	$14,150

PURCHASED OPTIONS - 0.2%
Call Options - 0.2%	864,925	0.2%
Put Options - 0.0%	225,990	0.0%
TOTAL PURCHASED OPTIONS (Cost $1,262,603)	$1,090,915

WARRANTS - 0.0%
United States - 0.0%	20,819	0.0%
TOTAL WARRANTS (Cost $0)	$20,819

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreement - 0.2%	$888,312	0.2%
TOTAL SHORT-TERM
INVESTMENTS (Cost $888,312)	$888,312
Total Investments (Strategic Income Opportunities
Trust) (Cost $467,794,450) - 96.4%	$473,491,409	96.4%
Other Assets And Liabilities, Net - 3.6%	17,711,208	3.6%
TOTAL NET ASSETS - 100.0%	$491,202,617	100.0%

Total Bond Market Trust B
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 70.1%
U.S. Treasury Bonds - 8.6%
3.125%, 02/15/2043	$7,210,000 $	6,739,083	1.3%
4.250%, 05/15/2039
to 11/15/2040	4,060,000	4,672,809	0.9%
4.375%, 02/15/2038
to 05/15/2041	2,305,000	2,705,492	0.5%
4.500%, 02/15/2036	3,200,000	3,813,501	0.7%
4.750%, 02/15/2041	2,000,000	2,487,812	0.5%
7.875%, 02/15/2021	3,400,000	4,815,250	0.9%
9.250%, 02/15/2016	5,700,000	6,984,278	1.4%
OTHER SECURITIES		11,417,574	2.4%
		43,635,799
U.S. Treasury Notes - 26.4%
0.125%, 12/31/2014	5,700,000	5,689,090	1.1%
0.250%, 05/31/2014
to 08/15/2015	18,200,000	18,163,163	3.6%
0.375%, 04/15/2015	4,800,000	4,803,562	0.9%
0.625%, 05/31/2017
to 04/30/2018	8,600,000	8,399,875	1.7%
0.750%, 12/31/2017	5,700,000	5,574,423	1.1%
0.875%, 04/30/2017	5,000,000	4,973,830	1.0%
1.000%, 10/31/2016
to 03/31/2017	4,550,000	4,555,594	0.9%
1.500%, 06/30/2016
to 03/31/2019	12,000,000	12,047,808	2.4%

Total Bond Market Trust B (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.750%, 05/15/2023	$12,700,000	$11,886,413	2.3%
2.000%, 04/30/2016
to 02/15/2022	7,500,000	7,638,906	1.5%
2.125%, 11/30/2014
to 05/31/2015	12,000,000	12,393,499	2.4%
2.625%, 11/15/2020	5,800,000	6,039,702	1.2%
2.750%, 02/15/2019	7,000,000	7,446,796	1.5%
3.000%, 09/30/2016
to 02/28/2017	6,720,000	7,209,147	1.4%
3.250%, 06/30/2016	3,650,000	3,928,028	0.8%
4.250%, 11/15/2017	7,300,000	8,255,271	1.6%
OTHER SECURITIES		5,403,142	1.0%
		134,408,249
Federal Farm Credit Bank - 0.5%		2,619,591	0.5%
Federal Home Loan Bank - 0.4%		2,157,575	0.4%
Federal Home Loan Mortgage Corp. - 8.5%
3.000%, TBA (C)	3,650,000	3,557,324	0.7%
3.500%, TBA (C)	4,300,000	4,354,758	0.9%
3.500%, 12/01/2025	3,377,239	3,512,857	0.7%
4.000%, 02/01/2024
to 12/01/2040	4,196,438	4,367,353	0.9%
4.500%, 05/01/2024
to 07/01/2041	6,360,782	6,731,271	1.3%
5.000%, TBA (C)	2,300,000	2,455,670	0.5%
5.500%, 08/23/2017
to 01/01/2039	4,998,102	5,520,943	1.1%
OTHER SECURITIES		12,475,281	2.4%
		42,975,457
Federal National Mortgage Association - 16.9%
2.500%, TBA (C)	2,400,000	2,411,625	0.5%
3.000%, TBA (C)	12,700,000	12,648,875	2.5%
3.000%, 01/01/2027	3,388,150	3,488,207	0.7%
3.500%, TBA (C)	5,300,000	5,378,258	1.1%
3.500%, 12/01/2025
to 12/01/2040	5,496,059	5,637,854	1.1%
4.000%, 08/01/2020
to 05/01/2042	9,833,578	10,259,175	2.0%
4.375%, 10/15/2015	7,850,000	8,525,037	1.7%
4.500%, TBA (C)	4,100,000	4,337,351	0.9%
4.500%, 06/01/2018
to 02/01/2041	6,121,929	6,482,547	1.3%
5.000%, 12/01/2018
to 07/01/2039	6,363,260	6,847,316	1.3%
5.500%, 08/01/2017
to 11/01/2038	5,885,530	6,379,255	1.3%
6.000%, 10/01/2013
to 08/01/2038	3,868,488	4,223,554	0.8%
OTHER SECURITIES		9,480,127	1.7%
		86,099,181
Government National Mortgage Association - 7.9%
3.000%, TBA (C)	4,700,000	4,644,555	0.9%
3.500%, 02/15/2041
to 01/15/2043	8,359,138	8,588,932	1.7%
4.000%, TBA (C)	3,200,000	3,353,250	0.7%
4.000%, 11/15/2026
to 12/20/2040	6,191,597	6,512,608	1.3%
4.500%, 05/15/2019
to 10/20/2040	4,511,739	4,810,929	0.9%
5.000%, 05/15/2018
to 07/20/2040	5,172,910	5,596,394	1.1%

The accompanying notes are an integral part of the financial statements.

32

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
5.500%, 08/15/2023
to 09/20/2039	$2,163,726	$2,375,890	0.5%
OTHER SECURITIES		4,216,145	0.8%
		40,098,703
Tennessee Valley Authority - 0.7%		3,381,287	0.7%
The Financing Corp. - 0.2%		921,897	0.2%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $344,819,187)		$356,297,739
FOREIGN GOVERNMENT
OBLIGATIONS - 2.4%
Brazil - 0.2%		1,247,845	0.2%
Canada - 0.7%		3,346,552	0.7%
Chile - 0.1%		535,500	0.1%
Colombia - 0.1%		572,825	0.1%
Israel - 0.2%		1,145,574	0.2%
Italy - 0.1%		347,820	0.1%
Japan - 0.3%		1,300,686	0.3%
Mexico - 0.3%		1,488,668	0.3%
Panama - 0.1%		430,125	0.1%
Peru - 0.1%		440,200	0.1%
Poland - 0.0%		128,294	0.0%
South Africa - 0.1%		779,775	0.1%
Sweden - 0.1%		600,204	0.1%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $11,825,889)		$12,364,068
CORPORATE BONDS - 23.2%
Consumer Discretionary - 1.9%		9,943,818	1.9%
Consumer Staples - 2.0%		10,412,730	2.0%
Energy - 2.8%		14,038,085	2.8%
Financials - 7.9%		40,104,944	7.9%
Health Care - 1.7%		8,626,645	1.7%
Industrials - 1.6%		7,991,267	1.6%
Information Technology - 1.2%		6,188,196	1.2%
Materials - 1.1%		5,403,513	1.1%
Telecommunication Services - 1.2%		6,152,010	1.2%
Utilities - 1.8%		9,055,346	1.8%
TOTAL CORPORATE BONDS (Cost $110,379,761)		$117,916,554
Municipal Bonds - 0.9%		4,263,510	0.9%
TOTAL MUNICIPAL BONDS (Cost $3,853,607)		$4,263,510
COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.5%
Commercial & Residential - 2.5%		12,726,292	2.5%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,521,644)		$12,726,292

Total Bond Market Trust B (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Asset Backed Securities 0.1%		$645,067	0.1%
TOTAL ASSET BACKED
SECURITIES (Cost $667,024)		$645,067

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust,
0.2263% (W)(Y)	18,588	186,016	0.0%
TOTAL SECURITIES LENDING
COLLATERAL (Cost $186,030)		$186,016

SHORT-TERM INVESTMENTS - 8.8%
Money Market Funds - 8.8%
State Street Institutional
U.S. Government Money Market
Fund, 0.0000% (Y)	44,697,386	44,697,386	8.8%
TOTAL SHORT-TERM
INVESTMENTS (Cost $44,697,386)		$44,697,386
Total Investments (Total Bond Market Trust B)
(Cost $527,950,528) - 108.0%		$549,096,632	108.0%
Other Assets And Liabilities, Net - (8.0%)		(40,596,169)	(8.0)%
TOTAL NET ASSETS - 100.0%		$508,500,463	100.0%

Total Return Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 89.2%
Treasury Inflation Protected Securities - 7.7%
0.125%, 04/15/2017
to 07/15/2022	$32,589,227	31,901,244	1.0%
0.750%, 02/15/2042	61,334,956	53,830,992	1.6%
1.250%, 07/15/2020	12,475,476	13,533,945	0.4%
1.750%, 01/15/2028	24,197,782	27,052,370	0.8%
2.000%, 01/15/2026	11,950,422	13,774,726	0.4%
2.375%, 01/15/2025	12,459,865	14,818,480	0.4%
2.375%, 01/15/2027 (D)	21,908,900	26,306,082	0.8%
2.500%, 01/15/2029 (D)	20,253,783	24,920,072	0.7%
OTHER SECURITIES		49,913,187	1.6%
		256,051,098
U.S. Treasury Notes - 26.5%
0.250%, 04/15/2016	73,000,000	72,287,082	2.2%
0.625%, 04/30/2018	144,200,000	139,288,260	4.2%
0.750%, 10/31/2017
to 03/31/2018	401,900,000	392,468,894	11.8%
0.875%, 07/31/2019	35,500,000	33,791,563	1.0%
1.000%, 06/30/2019
to 11/30/2019	53,600,000	51,358,371	1.5%
1.000%, 09/30/2019 (D)	68,500,000	65,465,656	2.0%
1.125%, 05/31/2019
to 04/30/2020	36,900,000	35,442,372	1.1%
1.250%, 10/31/2019
to 02/29/2020	18,800,000	18,097,400	0.5%
1.500%, 08/31/2018 (D)(F)	71,200,000	71,378,000	2.1%
OTHER SECURITIES		2,028,821	0.1%
		881,606,419

The accompanying notes are an integral part of the financial statements.

33

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or		% of
		Principal		Net
		Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. - 4.9%
1.000%, 03/08/2017
to 09/29/2017		$49,000,000	$48,595,453	1.5%
1.250%, 05/12/2017
to 10/02/2019		29,600,000	28,248,433	0.8%
4.000%, TBA (C)		16,000,000	16,629,687	0.5%
4.000%, 09/01/2035
to 11/01/2041		25,621,010	26,660,230	0.8%
4.500%, TBA (C)		14,000,000	14,737,188	0.4%
4.500%, 10/01/2025
to 10/01/2041		13,763,588	14,511,350	0.4%
OTHER SECURITIES			14,806,877	0.5%
			164,189,218
Federal National Mortgage Association - 42.3%
2.500%, TBA (C)		14,000,000	14,067,812	0.4%
3.000%, TBA (C)		99,000,000	98,538,517	3.0%
4.000%, TBA (C)		325,500,000	339,107,751	10.2%
4.000%, 07/01/2019
to 03/01/2042		32,782,913	34,285,967	1.0%
4.500%, TBA (C)		93,000,000	98,320,545	3.0%
4.500%, 04/01/2018
to 09/01/2042		245,585,594	260,084,550	7.8%
5.000%, TBA (C)		88,500,000	95,243,713	2.9%
5.000%, 02/13/2017
to 07/01/2041		69,325,802	74,959,786	2.3%
5.500%, TBA (C)		151,500,000	164,518,985	4.9%
5.500%, 03/01/2021
to 09/01/2041		69,491,376	75,506,987	2.3%
6.000%, 12/01/2016
to 05/01/2041		70,077,222	76,234,260	2.3%
OTHER SECURITIES			77,250,691	2.2%
			1,408,119,564
Government National Mortgage Association - 7.7%
3.000%, TBA (C)		77,000,000	76,091,639	2.3%
3.000%, 09/15/2042
to 06/15/2043		80,001,856	79,204,959	2.4%
3.500%, 01/15/2041
to 06/15/2043		47,000,021	48,265,982	1.4%
5.000%, 01/15/2035
to 11/15/2039		41,579,610	44,849,995	1.3%
OTHER SECURITIES			9,479,295	0.3%
			257,891,870
Small Business Administration - 0.1%			2,508,296	0.1%
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $3,029,167,911)			$2,970,366,465

FOREIGN GOVERNMENT
OBLIGATIONS - 4.2%
Canada - 3.3%
Province of Ontario
4.200%, 06/02/2020	CAD	29,300,000	30,238,313	0.9%
Province of Ontario
4.700%, 06/02/2037		36,400,000	38,677,726	1.2%
OTHER SECURITIES			39,926,799	1.2%
			108,842,838
France - 0.2%			5,020,540	0.2%
Mexico - 0.2%			5,449,964	0.2%
Panama - 0.0%			764,750	0.0%
South Korea - 0.5%			18,305,782	0.5%

Total Return Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain - 0.0%		$128,082	0.0%
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $137,092,318)		$138,511,956
CORPORATE BONDS - 10.6%
Consumer Discretionary - 1.3%
President and Fellows of
Harvard College
6.500%, 01/15/2039 (S)	$21,300,000	28,804,927	0.9%
OTHER SECURITIES		12,416,286	0.4%
		41,221,213
Energy - 0.9%		31,188,663	0.9%
Financials - 7.6%
Bank of America Corp.
6.500%, 08/01/2016	15,700,000	17,698,233	0.5%
Fifth Third Bancorp
8.250%, 03/01/2038	16,000,000	20,307,408	0.6%
Lloyds TSB Bank PLC
(12.000% to 12/16/2024, then
3 month LIBOR + 11.750%)
12/16/2024 (Q)(S)	14,600,000	19,446,558	0.6%
The Bear Stearns
Companies LLC
7.250%, 02/01/2018	11,600,000	13,808,025	0.4%
OTHER SECURITIES		182,920,425	5.5%
		254,180,649
Health Care - 0.2%		5,754,481	0.2%
Industrials - 0.1%		2,983,950	0.1%
Materials - 0.5%		16,641,465	0.5%
Telecommunication Services - 0.0%		208,080	0.0%
Utilities - 0.0%		211,051	0.0%
TOTAL CORPORATE BONDS (Cost $328,203,620)		$352,389,552
CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%		4,841,000	0.1%
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,819,286)		$4,841,000
MUNICIPAL BONDS - 4.0%
New Jersey State Turnpike
Authority 7.414%, 01/01/2040	12,000,000	16,030,800	0.5%
OTHER SECURITIES		116,585,287	3.5%
TOTAL MUNICIPAL BONDS (Cost $116,442,047)		$132,616,087
TERM LOANS (M) - 0.1%
Financials - 0.1%		3,854,258	0.1%
TOTAL TERM LOANS (Cost $3,839,545)		$3,854,258
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.0%
Commercial & Residential - 4.4%		147,246,759	4.4%
Federal Home Loan Mortgage Corp. - 0.3%		9,448,413	0.3%
Federal National Mortgage Association - 0.2%		7,010,455	0.2%
Government National Mortgage Association - 0.1%		1,811,363	0.1%
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $160,133,908)		$165,516,990

The accompanying notes are an integral part of the financial statements.

34

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Asset Backed Securities 1.2%		$40,399,674	1.2%
TOTAL ASSET BACKED
SECURITIES (Cost $39,450,308)		$40,399,674

PREFERRED SECURITIES - 1.0%
Financials - 1.0%
Wells Fargo & Company,
Series L, 7.500%	14,800	17,671,200	0.5%
OTHER SECURITIES		16,701,168	0.5%
		34,372,368
TOTAL PREFERRED
SECURITIES (Cost $38,475,571)		$34,372,368

SHORT-TERM INVESTMENTS - 7.5%
Commercial Paper - 1.1%
Itau Unibanco Holding SA
0.010%, 10/31/2013 *	$23,000,000	$22,884,811	0.7%
OTHER SECURITIES		11,637,562	0.4%
		34,522,373
U.S. Government - 0.2%		7,781,111	0.2%
Repurchase Agreement - 6.2%
Repurchase Agreement with
Barclays Capital dated
06/28/2013 at 0.060% -
0.180% to be repurchased at
$42,500,308 on 07/01/2013,
collateralized by $33,614,000
U.S. Treasury Notes, 0.625 -
2.125% due 12/31/2015 to
05/31/2021 (valued at
$35,023,747, including
interest) and by $7,863,000
U.S. Treasury Inflation
Indexed Notes, 0.625% due
07/15/2021 (valued at
$8,429,009, including interest)	42,500,000	42,500,000	1.3%
Repurchase Agreement with
Royal Bank of Canada dated
06/28/2013 at 0.170% to be
repurchased at $100,001,417
on 07/01/2013, collateralized
by $101,863,000
U.S. Treasury Notes, 0.750% -
1.500% due 07/31/2016 to
06/30/2017 (valued at
$102,304,485,
including interest)	100,000,000	100,000,000	3.0%
OTHER SECURITIES		64,000,000	1.9%
		206,500,000
TOTAL SHORT-TERM
INVESTMENTS (Cost $248,803,479)		$248,803,484
Total Investments (Total Return Trust)
(Cost $4,106,427,993) - 122.9%		$4,091,671,834	122.9%
Other Assets And Liabilities, Net - (22.9%)		(761,430,542)	(22.9)%
TOTAL NET ASSETS - 100.0%		$3,330,241,292	100.0%

Total Return Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

SALE COMMITMENTS OUTSTANDING - 0.0%
U.S. Treasury Bills 0.0%		$(1,616,213)	0.0%
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(1,616,213))		$(1,616,213)

Ultra Short Term Bond Trust
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.0%
Federal Farm Credit Bank - 0.5%		$999,233	0.5%
Federal Home Loan Bank - 1.4%
0.500%, 01/08/2016	$2,865,000	$2,854,755	1.4%
Federal Home Loan Mortgage Corp. - 11.8%
0.375%, 11/27/2013	5,000,000	5,004,760	2.4%
0.495%, 09/10/2015	1,350,000	1,348,291	0.6%
0.500%, 09/14/2015
to 01/11/2016	12,360,000	12,338,100	5.9%
OTHER SECURITIES		5,875,404	2.9%
		24,566,555
Federal National Mortgage Association - 13.6%
0.500%, 08/20/2015
to 01/29/2016	4,855,000	4,848,783	2.3%
0.600%, 07/17/2015	6,000,000	6,001,086	2.9%
0.750%, 02/01/2016	4,500,000	4,502,255	2.2%
1.375%, 09/13/2016	2,045,000	2,048,953	1.0%
2.327%, 01/01/2036
to 05/01/2036 (P)	2,890,060	3,043,779	1.5%
2.388%, 02/01/2035 (P)	1,587,349	1,667,008	0.8%
OTHER SECURITIES		6,245,613	2.9%
		28,357,477
Government National Mortgage Association - 0.7%
1.750%, 08/20/2032
to 08/20/2035 (P)	1,400,223	1,462,286	0.7%
		1,462,286
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $58,274,712)		$58,240,306

CORPORATE BONDS - 41.4%
Consumer Discretionary - 5.5%
TCI Communications, Inc.
8.750%, 08/01/2015	1,625,000	1,878,977	0.9%
Time Warner Cable, Inc.
3.500%, 02/01/2015	1,500,000	1,543,749	0.7%
Toyota Motor Credit Corp.
0.424%, 03/10/2015	1,500,000	1,498,758	0.7%
OTHER SECURITIES		6,548,685	3.2%
		11,470,169
Consumer Staples - 1.1%		2,214,259	1.1%
Energy - 2.1%
Public Service Electric & Gas
Company
5.375%, 09/01/2013	1,290,000	1,300,228	0.6%
OTHER SECURITIES		3,097,358	1.5%
		4,397,586

The accompanying notes are an integral part of the financial statements.

35

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Financials - 15.4%
Abbey National Treasury
Services PLC
3.875%, 11/10/2014 (S)	$1,500,000	$1,544,478	0.7%
American Express Credit Account
Master Trust
0.243%, 09/15/2016 (P)	2,935,000	2,932,133	1.4%
American Express Credit Corp.
1.750%, 06/12/2015	1,500,000	1,520,175	0.7%
Bank of America Corp.
3.700%, 09/01/2015	1,582,000	1,648,890	0.8%
BB&T Corp.
3.200%, 03/15/2016	1,500,000	1,571,981	0.8%
Citigroup, Inc.
4.875%, 05/07/2015	1,750,000	1,845,900	0.9%
Ford Motor Credit Company LLC
5.625%, 09/15/2015	1,500,000	1,611,425	0.8%
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	1,750,000	1,852,151	0.9%
OTHER SECURITIES		17,594,970	8.4%
		32,122,103
Health Care - 3.2%
AbbVie, Inc.
1.033%, 11/06/2015 (S)	2,000,000	2,019,116	1.0%
Express Scripts Holding Company
2.100%, 02/12/2015	1,500,000	1,525,329	0.7%
Quest Diagnostics, Inc.
5.450%, 11/01/2015	1,855,000	2,024,718	1.0%
OTHER SECURITIES		1,032,557	0.5%
		6,601,720
Industrials - 3.6%
Hutchison Whampoa
International, Ltd.
4.625%, 09/11/2015 (S)	1,500,000	1,598,918	0.8%
Penske Truck Leasing Company LP
2.500%, 03/15/2016 (S)	1,500,000	1,525,557	0.7%
OTHER SECURITIES		4,369,049	2.1%
		7,493,524
Information Technology - 0.5%		1,009,612	0.5%
Materials - 2.2%
Barrick Gold Corp.
2.900%, 05/30/2016	1,500,000	1,479,384	0.7%
OTHER SECURITIES		3,070,359	1.5%
		4,549,743
Telecommunication Services - 4.5%
AT&T, Inc.
2.400%, 08/15/2016	1,500,000	1,545,594	0.7%
Telefonica Emisiones SAU
6.421%, 06/20/2016	1,315,000	1,443,625	0.7%
Verizon Communications, Inc.
0.474%, 03/06/2015 (S)	1,500,000	1,497,518	0.7%
Vodafone Group PLC
5.000%, 09/15/2015	1,500,000	1,626,845	0.8%
OTHER SECURITIES		3,161,303	1.6%
		9,274,885
Utilities - 3.3%
DTE Energy Company
7.625%, 05/15/2014	1,500,000	1,588,953	0.8%
Georgia Power Company
0.593%, 03/15/2016	2,000,000	2,001,094	1.0%

Ultra Short Term Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

CORPORATE BONDS (continued)
Utilities (continued)
OTHER SECURITIES		$3,237,382	1.5%
		6,827,429
TOTAL CORPORATE BONDS (Cost $86,293,932)		$85,961,030

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.2%
Federal National Mortgage Association - 4.2%
0.493%, 10/25/2032	$4,437,932	4,443,084	2.1%
0.543%, 04/25/2042	2,154,605	2,161,173	1.1%
0.593%, 09/15/2042	2,116,856	2,119,360	1.0%
		8,723,617
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,737,647)		$8,723,617

ASSET BACKED SECURITIES - 17.9%
BA Credit Card Trust,
0.223%, 05/16/2016	1,500,000	1,498,221	0.7%
BMW Vehicle Owner Trust,
0.760%, 08/25/2015	1,397,623	1,399,254	0.7%
Cabela’s Master Credit Card Trust,
1.643%, 01/16/2018 (S)	4,500,000	4,573,922	2.2%
Citibank Credit Card Issuance Trust,
0.443%, 06/07/2016	2,000,000	2,000,000	1.0%
Citibank Omni Master Trust,
4.900%, 11/15/2018 (S)	2,000,000	2,113,062	1.0%
Discover Card Execution Note Trust,
0.860%, 11/15/2017	2,000,000	2,003,890	1.0%
GE Capital Credit Card Master
Note Trust,
3.800%, 11/15/2017	2,000,000	2,084,522	1.0%
Honda Auto Receivables
Owner Trust,
0.880%, 09/21/2015	1,664,301	1,667,052	0.8%
Nissan Auto Receivables
Owner Trust,
1.310%, 09/15/2016	1,550,000	1,556,115	0.7%
OTHER SECURITIES		18,384,949	8.8%
TOTAL ASSET BACKED
SECURITIES (Cost $37,380,238)		$37,280,987

SHORT-TERM INVESTMENTS - 9.0%
Commercial Paper - 1.0%
Volkswagen Auto Lease Trust
0.240%, 07/02/2013 *	2,000,000	1,999,987	1.0%
U.S. Government & Agency
Obligations - 1.9%
Federal Home Loan Mortgage Corp.
0.060%, 07/18/2013 *	4,000,000	3,999,887	1.9%

The accompanying notes are an integral part of the financial statements.

36

John Hancock Variable Insurance Trust
SUMMARY PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or		% of
	Principal		Net
	Amount	Value	Assets

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 6.1%
Barclays Capital Repurchase
Agreement dated 06/28/2013 at
0.100% to be repurchased at
$12,694,106 on 07/01/2013,
collateralized by $13,243,800
U.S. Treasury Notes, 0.500% due
07/31/2017 (valued at
$12,948,055, including interest)
0.080%, 07/02/2013	$12,694,000	$12,694,000	6.1%
TOTAL SHORT-TERM
INVESTMENTS (Cost $18,693,874)		$18,693,874
Total Investments (Ultra Short Term Bond Trust)
(Cost $209,380,403) - 100.5%		$208,899,814	100.5%
Other Assets And Liabilities, Net - (0.5%)		(1,021,212)	(0.5)%
TOTAL NET ASSETS - 100.0%		$207,878,602	100.0%

Footnotes
Percentages are based upon net assets.

Key to Currency Abbreviations

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PHP	- Philippine Peso
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
EURIBOR	- Euro Interbank Offered Rate
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	- To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	- To Be Determined
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2013.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)
These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2013.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.
37

John Hancock Variable Insurance Trust

Summary Portfolio of Investments — June 30, 2013 (showing percentage of total net assets)

Certain portfolios had the following country concentration as a percentage of total net assets on 6-30-13.

High Yield Trust
United States	78.0%
Luxembourg	6.5%
Ireland	2.1%
Netherlands	1.8%
United Kingdom	1.7%
Australia	1.6%
Germany	0.9%
Brazil	0.9%
Cayman Islands	0.8%
Spain	0.8%
Other Countries	4.9%
Total	100.0%

Income Trust
United States	77.6%
United Kingdom	7.1%
Netherlands	5.1%
Canada	3.2%
Switzerland	1.9%
Mexico	1.5%
France	1.2%
Australia	1.1%
Cayman Islands	0.5%
Germany	0.4%
Other Countries	0.4%
Total	100.0%

Real Return Bond Trust
United States	72.0%
Cayman Islands	13.0%
Australia	6.4%
United Kingdom	2.2%
France	2.2%
Italy	1.1%
Mexico	1.0%
Brazil	0.8%
Ireland	0.6%
Netherlands	0.4%
Other Countries	0.3%
Total	100.0%

Strategic Income Opportunities Trust
United States	63.0%
Canada	3.2%
Australia	3.2%
New Zealand	2.4%
Malaysia	2.2%
Singapore	2.1%
South Korea	2.1%
Philippines	1.9%
Thailand	1.8%
Sweden	1.8%
Other Countries	16.3%
Total	100.0%

A portfolio had the following sector distribution as a percentage of total net assets on 6-30-13.

Global Bond Trust
Foreign Government Obligations	37.0%
Financials	26.5%
Collateralized Mortgage Obligations	12.4%
U.S. Government	8.0%
U.S. Government Agency	6.8%
Asset Backed Securities	2.6%
Consumer Discretionary	0.9%
Energy	0.7%
Consumer Staples	0.6%
Utilities	0.4%
Information Technology	0.3%
Materials	0.2%
Health Care	0.2%
Purchased Options	0.1%
Telecommunication Services	0.1%
Short-Term Investments & Other	3.2%
Total	100.0%

38

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Active Bond Trust	Bond Trust	Bond PS Series	Core Bond Trust
Investments in unaffiliated issuers, at value	$1,231,762,652	$7,576,574,142	$235,618,534	$1,883,227,522
Investments in affiliated issuers, at value	235,434	3,297,210	83,761	—
Repurchase agreements, at value	14,082,000	319,293,000	13,281,000	—
Total investments, at value	1,246,080,086	7,899,164,352	248,983,295	1,883,227,522
Cash	357	—	810	—
Foreign currency, at value	1,114,959	—	—	—
Cash held at broker for futures contracts	398,438	3,564,000	74,250	—
Receivable for investments sold	5,679,323	7,178,967	179,474	39,623,035
Receivable for delayed delivery securities sold	4,043,827	48,230,273	1,483,238	479,332,418
Receivable for fund shares sold	5,515,697	20,178,452	—	3,513
Dividends and interest receivable	11,108,194	58,322,744	1,695,046	6,824,062
Receivable for securities lending income	435	115,370	3,745	760
Receivable for futures variation margin	46,796	168,761	3,516	—
Other assets	4,513	4,958	231	663
Total assets	1,273,992,625	8,036,927,877	252,423,605	2,409,011,973

Liabilities
Due to custodian	—	1,045,285	—	—
Payable for investments purchased	2,398,427	—	—	101,249,258
Payable for delayed delivery securities purchased	80,972,732	282,281,922	12,174,756	586,937,400
Payable for fund shares repurchased	279,973	404,183	5,733	2,306
Payable upon return of securities loaned	234,563	3,304,290	83,921	—
Payable for sale commitments outstanding, at value	8,802,792	—	—	—
Payable to affiliates
Accounting and legal services fees	26,716	171,461	5,281	38,082
Trustees’ fees	71	460	15	104
Other liabilities and accrued expenses	60,116	243,827	46,070	79,808
Total liabilities	92,775,390	287,451,428	12,315,776	688,306,958
Net assets	$1,181,217,235	$7,749,476,449	$240,107,829	$1,720,705,015

Net assets consist of
Paid-in capital	$1,138,536,943	$7,647,897,580	$239,634,353	$1,663,732,493
Undistributed net investment income (loss)	36,011,951	151,557,037	3,753,686	25,218,155
Accumulated undistributed net realized gain (loss) on investments	(3,506,342)	53,028,846	479,601	63,423,347
Net unrealized appreciation (depreciation) on investments	10,174,683	(103,007,014)	(3,759,811)	(31,668,980)
Net assets	$1,181,217,235	$7,749,476,449	$240,107,829	$1,720,705,015
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,234,902,265	$8,007,102,757	$252,830,775	$1,914,896,514
Investments in affiliated issuers, at cost	$235,449	$3,297,487	$83,767	—
Foreign currency, at cost	$1,391,817	—	—	—
Proceeds received on sale commitments outstanding	$9,021,094	—	—	—
Securities loaned, unaffiliated issuers, at value	$230,128	$3,234,071	$82,335	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$53,302,469	$241,753,635	—	$1,601,416
Shares outstanding	5,329,151	17,662,714	—	118,089
Net asset value, offering price and redemption price per share	$10.00	$13.69	—	$13.56

Series II
Net assets	$257,447,488	$613,720,436	$809,643	$10,451,476
Shares outstanding	25,720,992	44,825,205	62,821	772,047
Net asset value, offering price and redemption price per share	$10.01	$13.69	$12.89	$13.54

Series NAV
Net assets	$870,467,278	$6,894,002,378	$239,298,186	$1,708,652,123
Shares outstanding	86,973,679	503,720,181	18,540,853	126,426,727
Net asset value, offering price and redemption price per share	$10.01	$13.69	$12.91	$13.51

39

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Global Bond Trust	High Yield Trust	Income Trust	Investment Quality Bond Trust
Investments in unaffiliated issuers, at value	$878,711,118	$357,693,279	$421,203,413	$341,992,006
Investments in affiliated issuers, at value	—	6,192,707	19,428,391	1,022,963
Repurchase agreements, at value	9,200,000	12,787,000	4,000,000	37,900,000
Total investments, at value	887,911,118	376,672,986	444,631,804	380,914,969
Cash	36,285,529	25,754	1,082,789	34,899
Foreign currency, at value	5,658,812	191,772	932,687	—
Cash held at broker for futures contracts	22,000	24,006	—	—
Foreign currency collateral for swap contracts	433,900	—	—	—
Cash held at broker for swap contracts	176,586	—	—	—
Receivable for investments sold	38,210,354	2,780,669	223,426	169,123
Receivable for delayed delivery securities sold	10,393,359	—	—	28,861,691
Receivable for forward foreign currency exchange contracts	11,949,605	35,562	—	116,354
Receivable for fund shares sold	2,935,058	864,112	—	5,752,016
Dividends and interest receivable	5,124,199	6,472,870	3,663,381	3,025,722
Receivable for securities lending income	—	6,938	6,898	58
Swap contracts, at value	608,302	—	—	3,734,403
Receivable for futures variation margin	496,403	—	—	—
Other assets	314,780	152,443	190	113
Total assets	1,000,520,005	387,227,112	450,541,175	422,609,348

Liabilities
Payable for collateral held by portfolio	3,752,000	—	—	485,000
Payable for investments purchased	38,333,264	5,345,576	2,405,048	280,083
Payable for delayed delivery securities purchased	29,234,075	—	3,453,125	62,433,356
Payable for forward foreign currency exchange contracts	16,062,433	99,836	—	74,145
Payable for sale-buybacks	8,393,294	—	—	—
Payable for fund shares repurchased	134,074	71,676	—	—
Payable upon return of securities loaned	—	6,192,715	19,429,817	1,022,963
Written options, at value	2,630,085	17,669	—	—
Swap contracts, at value	1,468,305	—	—	3,137,054
Payable for futures variation margin	—	3,188	—	35,730
Payable to affiliates
Accounting and legal services fees	20,475	6,370	9,324	7,936
Trustees’ fees	56	427	22	22
Other liabilities and accrued expenses	150,725	70,682	50,662	46,951
Total liabilities	100,178,786	11,808,139	25,347,998	67,523,240
Net assets	$900,341,219	$375,418,973	$425,193,177	$355,086,108

Net assets consist of
Paid-in capital	$957,807,591	$763,557,082	$462,024,254	$331,364,223
Undistributed net investment income (loss)	26,651,073	13,900,121	14,028,639	9,801,066
Accumulated undistributed net realized gain (loss) on investments	(48,106,733)	(393,362,157)	(64,822,287)	5,660,221
Net unrealized appreciation (depreciation) on investments	(36,010,712)	(8,676,073)	13,962,571	8,260,598
Net assets	$900,341,219	$375,418,973	$425,193,177	$355,086,108
Investments in unaffiliated issuers, including repurchase agreements, at cost	$915,158,800	$379,241,622	$411,216,238	$370,216,520
Investments in affiliated issuers, at cost	—	$6,193,150	$19,429,965	$1,022,963
Foreign currency, at cost	$5,922,124	$192,948	$949,956	—
Foreign currency collateral for swap contracts, at cost	$209,445	—	—	—
Premiums received on written options	$1,663,463	$25,960	—	—
Net unamortized upfront payment on swaps	$685,535	—	—	$1,975,419
Securities loaned, unaffiliated issuers, at value	—	$6,095,899	$18,886,263	$1,001,258

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$65,363,348	$112,858,142	—	$207,935,712
Shares outstanding	5,344,759	18,293,048	—	17,409,819
Net asset value, offering price and redemption price per share	$12.23	$6.17	—	$11.94

Series II
Net assets	$144,340,915	$103,606,989	—	$123,486,786
Shares outstanding	11,923,875	16,547,441	—	10,342,623
Net asset value, offering price and redemption price per share	$12.11	$6.26	—	$11.94

Series NAV
Net assets	$690,636,956	$158,953,842	$425,193,177	$23,663,610
Shares outstanding	56,654,797	26,023,033	37,447,278	1,986,748
Net asset value, offering price and redemption price per share	$12.19	$6.11	$11.35	$11.91

40

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Money Market Trust	Money Market Trust B	New Income Trust	Real Return Bond Trust
Investments in unaffiliated issuers, at value	$2,872,105,195	$508,125,333	$2,827,747,811	$153,037,942
Repurchase agreements, at value	—	—	1,365,159	59,600,000
Total investments, at value	2,872,105,195	508,125,333	2,829,112,970	212,637,942
Cash	17,244	6,894	—	160,633
Foreign currency, at value	—	—	4,312,177	68,498
Cash held at broker for futures contracts	—	—	—	39,000
Cash collateral for swap contracts	—	—	—	43,000
Receivable for investments sold	—	—	1,738,869	55,412
Receivable for delayed delivery securities sold	—	—	22,295,534	4,127,290
Receivable for forward foreign currency exchange contracts	—	—	4,252,252	205,146
Receivable for fund shares sold	—	—	—	194,756
Dividends and interest receivable	3,371,740	587,770	20,184,176	718,417
Swap contracts, at value	—	—	—	515,540
Receivable for futures variation margin	—	—	124,000	—
Receivable due from advisor	35,479	16,624	—	—
Other assets	243	191	1,108	502,211
Total assets	2,875,529,901	508,736,812	2,882,021,086	219,267,845

Liabilities
Due to custodian	—	—	330	—
Payable for collateral held by portfolio	—	—	—	447,045
Payable for investments purchased	—	—	11,879,808	54,400
Payable for delayed delivery securities purchased	—	—	43,780,349	3,922,812
Payable for forward foreign currency exchange contracts	—	—	6,058,141	335,389
Payable for sale-buybacks	—	—	—	98,387,505
Payable for fund shares repurchased	6,414,005	700,177	330,700	67,298
Written options, at value	—	—	—	319,115
Swap contracts, at value	—	—	—	653,543
Payable for futures variation margin	—	—	—	2,738
Payable to affiliates
Accounting and legal services fees	63,006	10,995	62,387	2,716
Trustees’ fees	142	22	167	79
Other liabilities and accrued expenses	84,736	32,411	129,481	43,518
Total liabilities	6,561,889	743,605	62,241,363	104,236,158
Net assets	$2,868,968,012	$507,993,207	$2,819,779,723	$115,031,687

Net assets consist of
Paid-in capital	$2,868,720,289	$507,962,891	$2,712,375,397	$154,928,736
Undistributed net investment income (loss)	—	—	66,176,563	4,141,514
Accumulated undistributed net realized gain (loss) on investments	247,723	30,316	55,311,556	(35,966,676)
Net unrealized appreciation (depreciation) on investments	—	—	(14,083,793)	(8,071,887)
Net assets	$2,868,968,012	$507,993,207	$2,819,779,723	$115,031,687
Investments in unaffiliated issuers, including repurchase agreements, at cost	$2,872,105,195	$508,125,333	$2,846,816,593	$219,393,001
Foreign currency, at cost	—	—	$4,301,938	$69,309
Premiums received on written options	—	—	—	$215,872
Net unamortized upfront payment on swaps	—	—	—	$171,995

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$2,314,351,063	—	—	$8,041,380
Shares outstanding	2,314,160,440	—	—	655,524
Net asset value, offering price and redemption price per share	$1.00	—	—	$12.27

Series II
Net assets	$554,616,949	—	—	$57,919,671
Shares outstanding	554,559,867	—	—	4,782,277
Net asset value, offering price and redemption price per share	$1.00	—	—	$12.11

Series NAV
Net assets	—	$507,993,207	$2,819,779,723	$49,070,636
Shares outstanding	—	507,962,885	209,943,152	4,052,835
Net asset value, offering price and redemption price per share	—	$1.00	$13.43	$12.11

41

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Bond Market Trust B	Total Return Trust
Investments in unaffiliated issuers, at value	$531,738,961	$472,603,097	$548,910,616	$3,885,171,834
Investments in affiliated issuers, at value	—	—	186,016	—
Repurchase agreements, at value	893,000	888,312	—	206,500,000
Total investments, at value	532,631,961	473,491,409	549,096,632	4,091,671,834
Cash	—	485	24,793	8,613,785
Foreign currency, at value	—	4,232,943	—	771,826
Cash held at broker for futures contracts	359,438	588,750	—	7,000
Receivable for investments sold	—	12,029,921	2,101,245	192,791,823
Receivable for delayed delivery securities sold	—	—	—	89,204,941
Receivable for forward foreign currency exchange contracts	—	14,255,198	—	6,888,947
Receivable for fund shares sold	—	531,792	2,733,158	—
Dividends and interest receivable	2,147,455	5,507,959	3,694,427	14,896,940
Receivable for securities lending income	246	—	12,674	—
Swap contracts, at value	—	—	—	26,698,390
Receivable for futures variation margin	—	—	—	82,406
Receivable due from advisor	—	—	13,218	—
Other assets	214	275	2,582	1,230
Total assets	535,139,314	510,638,732	557,678,729	4,431,629,122

Liabilities
Due to custodian	116,061	—	—	—
Payable for collateral held by portfolio	—	—	—	18,150,781
Payable for investments purchased	—	9,390,162	—	7,133,870
Payable for delayed delivery securities purchased	—	865,000	48,558,349	1,034,990,526
Payable for forward foreign currency exchange contracts	—	7,841,882	—	11,408,073
Payable for fund shares repurchased	262,319	1,207,767	306,313	1,312,895
Payable upon return of securities loaned	—	—	187,500	—
Written options, at value	—	—	—	9,068,037
Payable for sale commitments outstanding, at value	—	—	—	1,616,213
Swap contracts, at value	—	—	—	17,419,267
Payable for futures variation margin	8,320	39,250	—	—
Payable to affiliates
Accounting and legal services fees	11,904	10,841	11,497	74,286
Trustees’ fees	41	43	104	200
Other liabilities and accrued expenses	51,693	81,170	114,503	213,682
Total liabilities	450,338	19,436,115	49,178,266	1,101,387,830
Net assets	$534,688,976	$491,202,617	$508,500,463	$3,330,241,292

Net assets consist of
Paid-in capital	$600,043,261	$539,621,527	$482,603,919	$3,151,589,822
Undistributed net investment income (loss)	5,649,535	20,054,642	9,580,762	98,300,984
Accumulated undistributed net realized gain (loss) on investments	(71,061,962)	(80,253,450)	(4,830,322)	91,528,376
Net unrealized appreciation (depreciation) on investments	58,142	11,779,898	21,146,104	(11,177,890)
Net assets	$534,688,976	$491,202,617	$508,500,463	$3,330,241,292
Investments in unaffiliated issuers, including repurchase agreements, at cost	$533,313,575	$467,794,450	$527,764,498	$4,106,427,993
Investments in affiliated issuers, at cost	—	—	$186,030	—
Foreign currency, at cost	—	$4,391,648	—	$769,521
Proceeds received on sale commitments outstanding	—	—	—	$1,616,213
Premiums received on written options	—	—	—	$3,807,267
Net unamortized upfront payment on swaps	—	—	—	($7,733,905)
Securities loaned, unaffiliated issuers, at value	—	—	$183,698	—

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$77,154,404	$376,458,244	$115,351,688	$202,498,059
Shares outstanding	6,062,196	27,641,349	11,059,534	14,203,467
Net asset value, offering price and redemption price per share	$12.73	$13.62	$10.43	$14.26

Series II
Net assets	$53,535,181	$67,821,596	$106,230,375	$236,600,516
Shares outstanding	4,207,560	4,973,466	10,181,569	16,627,070
Net asset value, offering price and redemption price per share	$12.72	$13.64	$10.43	$14.23

Series NAV
Net assets	$403,999,391	$46,922,777	$286,918,400	$2,891,142,717
Shares outstanding	31,740,710	3,453,533	27,510,924	203,511,960
Net asset value, offering price and redemption price per share	$12.73	$13.59	$10.43	$14.21

42

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Ultra Short Term Bond Trust
Investments in unaffiliated issuers, at value	$196,205,814
Repurchase agreements, at value	12,694,000
Total investments, at value	208,899,814
Cash	3,525,424
Dividends and interest receivable	1,074,365
Other assets	27
Total assets	213,499,630

Liabilities
Payable for investments purchased	4,043,094
Payable for fund shares repurchased	1,540,090
Payable to affiliates
Accounting and legal services fees	3,418
Trustees’ fees	11
Other liabilities and accrued expenses	34,415
Total liabilities	5,621,028
Net assets	$207,878,602

Net assets consist of
Paid-in capital	$211,849,433
Undistributed net investment income (loss)	646,162
Accumulated undistributed net realized gain (loss) on investments	(4,136,404)
Net unrealized appreciation (depreciation) on investments	(480,589)
Net assets	$207,878,602
Investments in unaffiliated issuers, including repurchase agreements, at cost	$209,380,403

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$9,292,329
Shares outstanding	768,392
Net asset value, offering price and redemption price per share	$12.09

Series II
Net assets	$192,955,312
Shares outstanding	15,978,375
Net asset value, offering price and redemption price per share	$12.08

Series NAV
Net assets	$5,630,961
Shares outstanding	465,440
Net asset value, offering price and redemption price per share	$12.10

43

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Active Bond Trust	Bond Trust	Bond PS Series	Core Bond Trust
Interest	$26,262,920	$99,867,425	$2,803,125	$18,254,018
Dividends	330,851	409,438	—	—
Securities lending	9,601	173,397	5,596	14,875
Less foreign taxes withheld	(2,338)	—	—	(1,777)
Total investment income	26,601,034	100,450,260	2,808,721	18,267,116

Expenses
Investment management fees	3,678,830	22,257,240	678,642	5,084,421
Series I distribution and service fees	14,283	60,275	—	453
Series II distribution and service fees	335,400	774,551	248	13,966
Accounting and legal services fees	83,304	530,452	16,190	117,018
Professional fees	36,453	73,360	31,873	35,652
Printing and postage	22,515	94,187	1,481	16,728
Custodian fees	71,933	362,343	16,229	85,316
Trustees’ fees	10,228	64,759	1,935	14,264
Registration and filing fees	2,708	1,413	2,128	1,939
Other	17,215	96,967	4,144	11,111
Total expenses before reductions and amounts recaptured	4,272,869	24,315,547	752,870	5,380,868
Net expense reductions and amounts recaptured	(25,789)	(164,614)	(5,026)	(36,314)
Total expenses	4,247,080	24,150,933	747,844	5,344,554
Net investment income (loss)	22,353,954	76,299,327	2,060,877	12,922,562

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	4,736,783	27,289,524	150,905	645,426
Investments in affiliated issuers	—	6,279	(916)	178
Futures contracts	(128,011)	(1,958,269)	(29,254)	—
Foreign currency transactions	(123,756)	—	—	—
	4,485,016	25,337,534	120,735	645,604

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(45,316,349)	(278,475,537)	(7,810,722)	(63,324,065)
Investments in affiliated issuers	(369)	(8,692)	(6)	(802)
Futures contracts	(678,840)	8,228,878	171,436	—
Translation of assets and liabilities in foreign currencies	(112,552)	—	—	2
	(46,108,110)	(270,255,351)	(7,639,292)	(63,324,865)
Net realized and unrealized gain (loss)	(41,623,094)	(244,917,817)	(7,518,557)	(62,679,261)

Increase (decrease) in net assets from operations	($19,269,140)	($168,618,490)	($5,457,680)	($49,756,699)

44

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Global Bond Trust	High Yield Trust	Income Trust	Investment Quality Bond Trust
Interest	$13,187,599	$11,305,288	$6,892,933	$5,764,814
Dividends	48,076	265,526	5,043,408	16,242
Securities lending	—	37,316	67,380	149
Less foreign taxes withheld	—	(16,951)	(117,679)	(70)
Total investment income	13,235,675	11,591,179	11,886,042	5,781,135

Expenses
Investment management fees	3,287,836	1,080,234	1,708,512	1,066,437
Series I distribution and service fees	17,663	22,892	—	53,620
Series II distribution and service fees	192,428	124,711	—	161,619
Accounting and legal services fees	63,609	19,103	28,532	24,901
Professional fees	44,090	68,198	28,777	34,617
Printing and postage	13,160	2,860	2,895	4,874
Custodian fees	310,239	28,929	46,773	29,280
Trustees’ fees	7,831	2,746	3,459	3,082
Registration and filing fees	2,353	2,184	1,842	2,622
Interest expense	4,799	—	—	—
Other	12,213	7,784	4,094	4,190
Total expenses before reductions and amounts recaptured	3,956,221	1,359,641	1,824,884	1,385,242
Net expense reductions and amounts recaptured	(19,621)	(6,898)	(8,939)	(7,681)
Total expenses	3,936,600	1,352,743	1,815,945	1,377,561
Net investment income (loss)	9,299,075	10,238,436	10,070,097	4,403,574

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	5,916,611	7,675,834	(1,560,947)	1,871,247
Investments in affiliated issuers	—	658	1,012	104
Futures contracts	413,231	9,073	—	(39,701)
Written options	2,384,436	178,894	—	—
Swap contracts	(65,603)	(1,160,646)	—	(478,893)
Foreign currency transactions	(34,322,002)	(96,851)	(16,020)	(191,665)
	(25,673,327)	6,606,962	(1,575,955)	1,161,092

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(54,597,313)	(13,101,019)	10,288,639	(17,415,464)
Investments in affiliated issuers	—	(646)	(1,964)	(40)
Futures contracts	(2,330,370)	(15,096)	—	(135,859)
Written options	(635,290)	98,170	—	—
Swap contracts	(7,232,411)	283,820	—	289,986
Translation of assets and liabilities in foreign currencies	12,576,384	162,707	(31,643)	46,139
	(52,219,000)	(12,572,064)	10,255,032	(17,215,238)
Net realized and unrealized gain (loss)	(77,892,327)	(5,965,102)	8,679,077	(16,054,146)

Increase (decrease) in net assets from operations	($68,593,252)	$4,273,334	$18,749,174	($11,650,572)

45

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Money Market Trust	Money Market Trust B	New Income Trust	Real Return Bond Trust
Interest	$4,171,900	$722,422	$40,695,131	$2,058,896
Less foreign taxes withheld	—	—	(10,855)	—
Total investment income	4,171,900	722,422	40,684,276	2,058,896

Expenses
Investment management fees	7,057,392	1,295,963	8,693,479	448,929
Series I distribution and service fees	588,607	—	—	2,327
Series II distribution and service fees	771,333	—	—	83,262
Accounting and legal services fees	222,622	35,197	191,631	8,698
Professional fees	34,379	19,844	48,343	33,517
Printing and postage	47,862	6,093	20,225	1,283
Custodian fees	186,941	30,738	189,287	15,313
Trustees’ fees	25,546	4,292	23,315	1,062
Registration and filing fees	4,694	5,414	1,842	2,139
Interest expense	—	—	—	96,570
Other	16,786	4,662	18,148	2,464
Total expenses before reductions and amounts recaptured	8,956,162	1,402,203	9,186,270	695,564
Net expense reductions and amounts recaptured	(4,784,262)	(725,827)	(269,353)	(2,670)
Total expenses	4,171,900	676,376	8,916,917	692,894
Net investment income (loss)	—	46,046	31,767,359	1,366,002

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	64,428	6,970	20,284,161	800,884
Futures contracts	—	—	3,167,348	(46,628)
Written options	—	—	—	51,354
Swap contracts	—	—	—	94,304
Foreign currency transactions	—	—	4,008,899	231,503
	64,428	6,970	27,460,408	1,131,417

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	—	(137,256,315)	(12,224,206)
Futures contracts	—	—	4,927,893	(111,385)
Written options	—	—	—	(138,231)
Swap contracts	—	—	—	(391,138)
Translation of assets and liabilities in foreign currencies	—	—	(3,645,599)	65,235
	—	—	(135,974,021)	(12,799,725)
Net realized and unrealized gain (loss)	64,428	6,970	(108,513,613)	(11,668,308)

Increase (decrease) in net assets from operations	$64,428	$53,016	($76,746,254)	($10,302,306)

46

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Short Term Government Income Trust	Strategic Income Opportunities Trust	Total Bond Market Trust B	Total Return Trust
Interest	$3,643,733	$12,968,062	$7,029,103	$35,529,769
Dividends	—	1,087,402	—	796,934
Securities lending	3,628	—	19,665	—
Less foreign taxes withheld	—	(89,651)	—	—
Total investment income	3,647,361	13,965,813	7,048,768	36,326,703

Expenses
Investment management fees	1,505,894	1,587,769	1,259,180	11,584,840
Series I distribution and service fees	19,347	95,267	30,466	56,013
Series II distribution and service fees	72,460	89,634	153,057	321,955
Accounting and legal services fees	36,604	32,859	36,524	230,213
Professional fees	34,235	50,730	26,351	56,363
Printing and postage	6,289	6,921	3,023	37,281
Custodian fees	32,023	123,856	5,991	376,798
Trustees’ fees	4,446	3,934	4,518	28,181
Registration and filing fees	2,184	2,124	4,096	2,323
Interest expense	—	—	—	15,163
Other	5,494	1,914	8,111	92,512
Total expenses before reductions and amounts recaptured	1,718,976	1,995,008	1,531,317	12,801,642
Net expense reductions and amounts recaptured	(11,321)	(10,307)	(674,910)	(126,571)
Total expenses	1,707,655	1,984,701	856,407	12,675,071
Net investment income (loss)	1,939,706	11,981,112	6,192,361	23,651,632

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	151,387	10,670,299	241,517	9,540,622
Investments in affiliated issuers	724	—	(1,427)	—
Futures contracts	(18,824)	1,495,650	—	(7,341,193)
Written options	—	71,840	—	2,784,119
Swap contracts	—	—	—	8,179,386
Foreign currency transactions	—	3,115,520	—	10,081,714
	133,287	15,353,309	240,090	23,244,648

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(8,678,748)	(27,061,323)	(20,586,089)	(146,475,022)
Investments in affiliated issuers	—	—	(310)	—
Futures contracts	726,582	(246,333)	—	(3,814,402)
Written options	—	—	—	(7,729,298)
Swap contracts	—	—	—	13,373,556
Translation of assets and liabilities in foreign currencies	—	5,549,417	—	(3,915,586)
	(7,952,166)	(21,758,239)	(20,586,399)	(148,560,752)
Net realized and unrealized gain (loss)	(7,818,879)	(6,404,930)	(20,346,309)	(125,316,104)

Increase (decrease) in net assets from operations	($5,879,173)	$5,576,182	($14,153,948)	($101,664,472)

47

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Ultra Short Term Bond Trust
Interest	$639,083
Total investment income	639,083

Expenses
Investment management fees	380,558
Series I distribution and service fees	2,037
Series II distribution and service fees	157,577
Accounting and legal services fees	9,265
Professional fees	27,649
Printing and postage	1,641
Custodian fees	10,767
Trustees’ fees	1,082
Registration and filing fees	3,350
Other	3,394
Total expenses before reductions and amounts recaptured	597,320
Net expense reductions and amounts recaptured	(2,953)
Total expenses	594,367
Net investment income (loss)	44,716

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(119,241)
(119,241)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(700,499)
(700,499)
Net realized and unrealized gain (loss)	(819,740)

Increase (decrease) in net assets from operations	($775,024)

48

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Active Bond Trust		Bond Trust		Bond PS Series
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$22,353,954	$50,094,515	$76,299,327	$164,140,637	$2,060,877	$3,504,179
Net realized gain (loss)	4,485,016	3,082,927	25,337,534	138,567,525	120,735	2,289,482
Change in net unrealized appreciation (depreciation)	(46,108,110)	64,012,441	(270,255,351)	137,612,705	(7,639,292)	3,969,690
Increase (decrease) in net assets resulting from operations	(19,269,140)	117,189,883	(168,618,490)	440,320,867	(5,457,680)	9,763,351
Distributions to shareholders
From net investment income
Series I	—	(2,481,842)	—	(6,692,514)	—	—
Series II	—	(11,004,777)	—	(16,204,326)	—	(10,877)
Series NAV	—	(38,190,059)	—	(194,638,811)	—	(3,488,302)
From net realized gain
Series I	—	(423,622)	—	(1,651,866)	—	—
Series II	—	(1,923,359)	—	(4,331,725)	—	—
Series NAV	—	(6,176,930)	—	(46,163,632)	—	—
Total distributions	—	(60,200,589)	—	(269,682,874)	—	(3,499,179)
From portfolio share transactions	(58,634,634)	(52,750,154)	(30,485,482)	1,804,996,397	11,619,385	116,557,159
Total increase (decrease)	(77,903,774)	4,239,140	(199,103,972)	1,975,634,390	6,161,705	122,821,331

Net assets
Beginning of period	1,259,121,009	1,254,881,869	7,948,580,421	5,972,946,031	233,946,124	111,124,793
End of period	$1,181,217,235	$1,259,121,009	$7,749,476,449	$7,948,580,421	$240,107,829	$233,946,124

Undistributed net investment income (loss)	$36,011,951	$13,657,997	$151,557,037	$75,257,710	$3,753,686	$1,692,809

	Core Bond Trust		Global Bond Trust		High Yield Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$12,922,562	$32,174,844	$9,299,075	$26,350,670	$10,238,436	$18,696,599
Net realized gain (loss)	645,604	79,279,197	(25,673,327)	16,738,029	6,606,962	(3,107,532)
Change in net unrealized appreciation (depreciation)	(63,324,865)	(1,324,483)	(52,219,000)	23,392,091	(12,572,064)	27,847,623
Increase (decrease) in net assets resulting from operations	(49,756,699)	110,129,558	(68,593,252)	66,480,790	4,273,334	43,436,690
Distributions to shareholders
From net investment income
Series I	—	(51,173)	—	(5,522,458)	—	(5,606,030)
Series II	—	(281,183)	—	(11,834,187)	—	(5,891,814)
Series NAV	—	(47,168,248)	—	(51,650,847)	—	(7,854,139)
From net realized gain
Series I	—	(50,587)	—	—	—	—
Series II	—	(284,398)	—	—	—	—
Series NAV	—	(44,787,807)	—	—	—	—
Total distributions	—	(92,623,396)	—	(69,007,492)	—	(19,351,983)
From portfolio share transactions	22,488,055	39,309,555	4,911,813	7,130,005	114,495,198	(5,322,192)
Total increase (decrease)	(27,268,644)	56,815,717	(63,681,439)	4,603,303	118,768,532	18,762,515

Net assets
Beginning of period	1,747,973,659	1,691,157,942	964,022,658	959,419,355	256,650,441	237,887,926
End of period	$1,720,705,015	$1,747,973,659	$900,341,219	$964,022,658	$375,418,973	$256,650,441

Undistributed net investment income (loss)	$25,218,155	$12,295,593	$26,651,073	$17,351,998	$13,900,121	$3,661,685

49

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Income Trust		Investment Quality Bond Trust		Money Market Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$10,070,097	$22,813,397	$4,403,574	$10,097,362	—	—
Net realized gain (loss)	(1,575,955)	(3,597,287)	1,161,092	11,893,505	$64,428	$199,067
Change in net unrealized appreciation (depreciation)	10,255,032	31,441,716	(17,215,238)	6,319,368	—	—
Increase (decrease) in net assets resulting from operations	18,749,174	50,657,826	(11,650,572)	28,310,235	64,428	199,067
Distributions to shareholders
From net investment income
Series I	—	—	—	(4,589,169)	—	—
Series II	—	—	—	(2,589,848)	—	—
Series NAV	—	(23,516,300)	—	(631,663)	—	—
From net realized gain
Series I	—	—	—	—	—	(205,115)
Series II	—	—	—	—	—	(57,422)
Total distributions	—	(23,516,300)	—	(7,810,680)	—	(262,537)
From portfolio share transactions	(7,768,127)	(18,082,124)	(15,773,325)	(17,877,319)	(431,208,714)	(549,254,550)
Total increase (decrease)	10,981,047	9,059,402	(27,423,897)	2,622,236	(431,144,286)	(549,318,020)

Net assets
Beginning of period	414,212,130	405,152,728	382,510,005	379,887,769	3,300,112,298	3,849,430,318
End of period	$425,193,177	$414,212,130	$355,086,108	$382,510,005	$2,868,968,012	$3,300,112,298

Undistributed net investment income (loss)	$14,028,639	$3,958,542	$9,801,066	$5,397,492	—	—

	Money Market Trust B		New Income Trust		Real Return Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$46,046	$217,348	$31,767,359	$74,144,150	$1,366,002	$3,425,632
Net realized gain (loss)	6,970	24,326	27,460,408	63,126,432	1,131,417	3,886,771
Change in net unrealized appreciation (depreciation)	—	—	(135,974,021)	25,461,184	(12,799,725)	3,628,928
Increase (decrease) in net assets resulting from operations	53,016	241,674	(76,746,254)	162,731,766	(10,302,306)	10,941,331
Distributions to shareholders
From net investment income
Series I	—	—	—	—	—	(176,587)
Series II	—	—	—	—	—	(1,190,220)
Series NAV	(46,046)	(217,348)	—	(95,188,455)	—	(844,290)
From net realized gain
Series NAV	—	(37,539)	—	(14,855,531)	—	—
Total distributions	(46,046)	(254,887)	—	(110,043,986)	—	(2,211,097)
From portfolio share transactions	(33,720,734)	(66,572,838)	43,633,136	29,026,288	(9,565,646)	(3,219,428)
Total increase (decrease)	(33,713,764)	(66,586,051)	(33,113,118)	81,714,068	(19,867,952)	5,510,806

Net assets
Beginning of period	541,706,971	608,293,022	2,852,892,841	2,771,178,773	134,899,639	129,388,833
End of period	$507,993,207	$541,706,971	$2,819,779,723	$2,852,892,841	$115,031,687	$134,899,639

Undistributed net investment income (loss)	—	—	$66,176,563	$34,409,204	$4,141,514	$2,775,512

50

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Short Term Government Income Trust		Strategic Income Opportunities Trust		Total Bond Market Trust B
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$1,939,706	$6,230,082	$11,981,112	$26,322,784	$6,192,361	$6,025,634
Net realized gain (loss)	133,287	721,978	15,353,309	(2,607,637)	240,090	1,062,185
Change in net unrealized appreciation (depreciation)	(7,952,166)	(497,660)	(21,758,239)	29,974,295	(20,586,399)	(1,046,173)
Increase (decrease) in net assets resulting from operations	(5,879,173)	6,454,400	5,576,182	53,689,442	(14,153,948)	6,041,646
Distributions to shareholders
From net investment income
Series I	—	(1,284,827)	—	(23,819,868)	—	(1,126,204)
Series II	—	(918,236)	—	(4,787,003)	—	(1,045,821)
Series NAV	—	(7,049,519)	—	(2,172,310)	—	(3,889,474)
Total distributions	—	(9,252,582)	—	(30,779,181)	—	(6,061,499)
From portfolio share transactions	(13,277,767)	1,220,740	20,548,804	22,965,906	(46,754,183)	407,557,067
Total increase (decrease)	(19,156,940)	(1,577,442)	26,124,986	45,876,167	(60,908,131)	407,537,214

Net assets
Beginning of period	553,845,916	555,423,358	465,077,631	419,201,464	569,408,594	161,871,380
End of period	$534,688,976	$553,845,916	$491,202,617	$465,077,631	$508,500,463	$569,408,594

Undistributed net investment income (loss)	$5,649,535	$3,709,829	$20,054,642	$8,073,530	$9,580,762	$3,388,401

	Total Return Trust		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	$23,651,632	$72,007,162	$44,716	$206,291
Net realized gain (loss)	23,244,648	127,852,838	(119,241)	(208,509)
Change in net unrealized appreciation (depreciation)	(148,560,752)	86,050,924	(700,499)	518,610
Increase (decrease) in net assets resulting from operations	(101,664,472)	285,910,924	(775,024)	516,392
Distributions to shareholders
From net investment income
Series I	—	(4,879,548)	—	(64,211)
Series II	—	(5,189,761)	—	(1,238,054)
Series NAV	—	(59,270,502)	—	(38,540)
Total distributions	—	(69,339,811)	—	(1,340,805)
From portfolio share transactions	(39,825,442)	(164,103,007)	70,052,099	2,505,782
Total increase (decrease)	(141,489,914)	52,468,106	69,277,075	1,681,369

Net assets
Beginning of period	3,471,731,206	3,419,263,100	138,601,527	136,920,158
End of period	$3,330,241,292	$3,471,731,206	$207,878,602	$138,601,527

Undistributed net investment income (loss)	$98,300,984	$74,649,352	$646,162	$601,446

51

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statement of Cash Flows — June 30, 2013 (Unaudited)

Real Return Bond Trust
Cash flows from operating activities
Net decrease in net assets from operations	($10,302,306)
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(61,188,232)
Long-term investments sold	80,106,156
Sale commitments purchased	(4,940,000)
Sale commitments sold	2,929,570
Decrease in short-term investments	5,705,480
Net amortization of premium (discount)	(1,193,813)
Increase in foreign currency	(24,748)
Increase in cash held at broker for futures contracts	(10,000)
Increase in cash collateral for swap contracts	(27,999)
Increase in receivable for investments sold	(55,412)
Increase in receivable for delayed delivery securities sold	(4,127,290)
Increase in unrealized appreciation/depreciation for forward foreign currency exchange contracts	(8,658)
Increase in dividends and interest receivable	(387,588)
Decrease in unrealized appreciation/depreciation of swap contracts	424,071
Decrease in other assets	75,901
Decrease in payable for due to custodian	(16,547)
Increase in payable for collateral held by Portfolio	187,735
Increase in payable for investments purchased	42,273
Increase in payable for delayed delivery securities purchased	3,922,812
Increase in payable for written options	138,512
Decrease in payable for futures variation margin	(5,472)
Increase in payable to affiliates	1,417
Increase in other liabilities and accrued expenses	18,527
Net change in unrealized (appreciation) depreciation on investments	12,224,206
Net realized gain on investments	(800,884)
Net currency loss on investments	382,692
Net cash provided by operating activities	$23,070,403

Cash flows from financing activities
Borrowings under sale-buybacks	$734,121,569
Repayments of sale-buybacks	(733,687,364)
Decrease in payable for sale-buybacks	(11,840,430)
Portfolio shares sold	16,079,558
Portfolio shares repurchased	(25,645,204)
Increase in receivable for Portfolio shares sold	(183,314)
Decrease in payable for Portfolio shares repurchased	(1,306,471)
Net cash used in financing activities	($22,461,656)

Effects of foreign exchange rates on cash	($448,114)

Net increase in cash	$160,633

Cash at beginning of period	—

Cash at end of period	$160,633

Supplemental disclosure of cash flow information:
Cash paid for interest	$96,570
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	—

52

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Active Bond Trust
SERIES I
06-30-2013[3]	10.16	0.18	(0.34)	(0.16)	—	—	—	—	10.00	(1.57)[4]	0.69	[5]	0.68	[5]	3.55	[5]	53		65
12-31-2012	9.72	0.40	0.54	0.94	(0.43)	(0.07)	—	(0.50)	10.16	9.71	0.69		0.68		3.97		60		86
12-31-2011	9.71	0.48	0.08	0.56	(0.55)	—	—	(0.55)	9.72	5.81	0.68		0.68		4.73		67		101
12-31-2010	9.20	0.56	0.70	1.26	(0.75)	—	—	(0.75)	9.71	13.85	0.69		0.69		5.68		77		53
12-31-2009	7.91	0.56	1.38	1.94	(0.65)	—	—	(0.65)	9.20	24.80	0.68		0.68		6.33		83		78
12-31-2008	9.40	0.49	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.54)	0.69		0.69		5.36		79		100
SERIES II
06-30-2013[3]	10.18	0.17	(0.34)	(0.17)	—	—	—	—	10.01	(1.67)[4]	0.89	[5]	0.88	[5]	3.35	[5]	257		65
12-31-2012	9.74	0.38	0.54	0.92	(0.41)	(0.07)	—	(0.48)	10.18	9.48	0.89		0.88		3.78		279		86
12-31-2011	9.72	0.46	0.09	0.55	(0.53)	—	—	(0.53)	9.74	5.70	0.88		0.88		4.54		298		101
12-31-2010	9.20	0.54	0.71	1.25	(0.73)	—	—	(0.73)	9.72	13.71	0.89		0.89		5.49		363		53
12-31-2009	7.91	0.54	1.38	1.92	(0.63)	—	—	(0.63)	9.20	24.54	0.88		0.88		6.12		365		78
12-31-2008	9.40	0.47	(1.47)	(1.00)	(0.49)	—	—	(0.49)	7.91	(10.76)	0.89		0.89		5.15		315		100
SERIES NAV
06-30-2013[3]	10.17	0.18	(0.34)	(0.16)	—	—	—	—	10.01	(1.57)[4]	0.64	[5]	0.63	[5]	3.60	[5]	870		65
12-31-2012	9.73	0.41	0.53	0.94	(0.43)	(0.07)	—	(0.50)	10.17	9.76	0.64		0.63		4.02		920		86
12-31-2011	9.71	0.48	0.10	0.58	(0.56)	—	—	(0.56)	9.73	5.97	0.63		0.63		4.76		889		101
12-31-2010	9.20	0.57	0.70	1.27	(0.76)	—	—	(0.76)	9.71	13.91	0.64		0.64		5.75		903		53
12-31-2009	7.91	0.56	1.39	1.95	(0.66)	—	—	(0.66)	9.20	24.86	0.63		0.63		6.39		1,342		78
12-31-2008	9.40	0.49	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.48)	0.64		0.64		5.44		1,685		100
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

Bond Trust
SERIES I
06-30-2013[3]	13.99	0.13	(0.43)	(0.30)	—	—	—	—	13.69	(2.14)[4]	0.65	[5]	0.64	[5]	1.91	[5]	242		47
12-31-2012	13.62	0.31	0.55	0.86	(0.39)	(0.10)	—	(0.49)	13.99	6.34	0.65		0.64		2.23		244		114
12-31-2011[6]	13.87	0.02	0.08	0.10	(0.35)	—	—	(0.35)	13.62	0.75 [4]	0.66	[5]	0.65	[5]	0.75	[5]	230		108	[7]
SERIES II
06-30-2013[3]	14.01	0.12	(0.44)	(0.32)	—	—	—	—	13.69	(2.28)[4]	0.85	[5]	0.84	[5]	1.71	[5]	614		47
12-31-2012	13.64	0.29	0.54	0.83	(0.36)	(0.10)	—	(0.46)	14.01	6.12	0.85		0.84		2.03		634		114
12-31-2011[6]	13.87	0.01	0.09	0.10	(0.33)	—	—	(0.33)	13.64	0.73 [4]	0.86	[5]	0.85	[5]	0.55	[5]	642		108	[7]
SERIES NAV
06-30-2013[3]	13.98	0.14	(0.43)	(0.29)	—	—	—	—	13.69	(2.07)[4]	0.60	[5]	0.59	[5]	1.96	[5]	6,894		47
12-31-2012	13.62	0.32	0.54	0.86	(0.40)	(0.10)	—	(0.50)	13.98	6.31	0.60		0.59		2.26		7,070		114
12-31-2011	13.48	0.41	0.34	0.75	(0.46)	(0.15)	—	(0.61)	13.62	5.58	0.61		0.60		2.96		5,101		108	[7]
12-31-2010	12.88	0.40	0.46	0.86	(0.26)	— [8]	—	(0.26)	13.48	6.65	0.62		0.62		2.99		5,369		99
12-31-2009[9]	12.50	0.18	0.23	0.41	(0.03)	—	—	(0.03)	12.88	3.24 [4]	0.67	[5]	0.67	[5]	3.31	[5]	1,429		67
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 10-31-11. 7. Excludes merger activity. 8. Less than $0.005 per share. 9.The inception date for Series NAV shares is 7-29-09.

Bond PS Series
SERIES II
06-30-2013[3]	13.20	0.09	(0.40)	(0.31)	—	—	—	—	12.89	(2.35)[4]	0.88	[5]	0.88	[5]	1.33	[5]	1		78
12-31-2012	12.66	0.26	0.46	0.72	(0.18)	—	—	(0.18)	13.20	5.67	0.90		0.91		1.98		—	[6]	107
12-31-2011[7]	12.50	0.18	0.18	0.36	(0.11)	(0.09)	—	(0.20)	12.66	2.88 [4]	1.16	[5]	0.98	[5]	2.05	[5]	2		114
SERIES NAV
06-30-2013[3]	13.20	0.11	(0.40)	(0.29)	—	—	—	—	12.91	(2.20)[4]	0.63	[5]	0.63	[5]	1.72	[5]	239		78
12-31-2012	12.65	0.26	0.49	0.75	(0.20)	—	—	(0.20)	13.20	5.96	0.65		0.66		1.97		234		107
12-31-2011[7]	12.50	0.18	0.20	0.38	(0.14)	(0.09)	—	(0.23)	12.65	2.98 [4]	0.83	[5]	0.73	[5]	2.12	[5]	109		114
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $500,000. 7. The inception date for Series II and Series NAV shares is 4-28-11.

53

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Core Bond Trust
SERIES I
06-30-2013[3]	13.96	0.10	(0.50)	(0.40)	—	—	—	—	13.56	(2.87)[4]	0.67	[5]	0.66	[5]	1.44	[5]	2	160
12-31-2012	13.83	0.25	0.64	0.89	(0.39)	(0.37)	—	(0.76)	13.96	6.47	0.67		0.67		1.79		2	367
12-31-2011	13.68	0.35	0.77	1.12	(0.44)	(0.53)	—	(0.97)	13.83	8.32	0.67		0.67		2.51		2	436
12-31-2010	13.24	0.37	0.56	0.93	(0.37)	(0.12)	—	(0.49)	13.68	7.08	0.68		0.68		2.71		1	562
12-31-2009	12.33	0.48	0.74	1.22	(0.31)	—	—	(0.31)	13.24	9.93	0.74		0.74		3.72		2	461
12-31-2008	12.55	0.56	(0.14)	0.42	(0.64)	—	—	(0.64)	12.33	3.38	0.85		0.85		4.52		1	467
SERIES II
06-30-2013[3]	13.95	0.09	(0.50)	(0.41)	—	—	—	—	13.54	(2.94)[4]	0.87	[5]	0.86	[5]	1.24	[5]	10	160
12-31-2012	13.82	0.23	0.63	0.86	(0.36)	(0.37)	—	(0.73)	13.95	6.27	0.87		0.87		1.60		12	367
12-31-2011	13.68	0.33	0.75	1.08	(0.41)	(0.53)	—	(0.94)	13.82	8.04	0.87		0.87		2.33		14	436
12-31-2010	13.23	0.34	0.57	0.91	(0.34)	(0.12)	—	(0.46)	13.68	6.92	0.88		0.88		2.47		14	562
12-31-2009	12.33	0.46	0.72	1.18	(0.28)	—	—	(0.28)	13.23	9.61	0.93		0.93		3.53		12	461
12-31-2008	12.54	0.53	(0.13)	0.40	(0.61)	—	—	(0.61)	12.33	3.23	1.03		1.03		4.28		9	467
SERIES NAV
06-30-2013[3]	13.91	0.10	(0.50)	(0.40)	—	—	—	—	13.51	(2.88)[4]	0.62	[5]	0.61	[5]	1.49	[5]	1,709	160
12-31-2012	13.78	0.26	0.63	0.89	(0.39)	(0.37)	—	(0.76)	13.91	6.54	0.62		0.62		1.84		1,734	367
12-31-2011	13.64	0.36	0.76	1.12	(0.45)	(0.53)	—	(0.98)	13.78	8.32	0.62		0.62		2.59		1,676	436
12-31-2010	13.20	0.37	0.57	0.94	(0.38)	(0.12)	—	(0.50)	13.64	7.17	0.63		0.63		2.68		1,808	562
12-31-2009	12.30	0.47	0.75	1.22	(0.32)	—	—	(0.32)	13.20	9.94	0.65		0.65		3.64		1,086	461
12-31-2008	12.52	0.57	(0.14)	0.43	(0.65)	—	—	(0.65)	12.30	3.44	0.77		0.77		4.50		253	467
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

Global Bond Trust
SERIES I
06-30-2013[3]	13.16	0.13	(1.06)	(0.93)	—	—	—	—	12.23	(7.07)[4]	0.85	[5]	0.84	[5]	1.97	[5]	65	54
12-31-2012[6]	13.23	0.36	0.55	0.91	(0.98)	—	—	(0.98)	13.16	7.03	0.86		0.86		2.71		75	131
12-31-2011	12.92	0.35	0.82	1.17	(0.86)	—	—	(0.86)	13.23	9.08	0.82		0.81		2.60		82	103
12-31-2010	12.14	0.32	0.92	1.24	(0.46)	—	—	(0.46)	12.92	10.30	0.83		0.83		2.50		91	394
12-31-2009	14.44	0.47	1.11	1.58	(1.79)	(2.09)	—	(3.88)	12.14	15.39	0.83		0.83		3.76		96	280
12-31-2008	15.20	0.72	(1.39)	(0.67)	(0.09)	—	—	(0.09)	14.44	(4.48)	0.89		0.89		4.69		99	487
SERIES II
06-30-2013[3]	13.04	0.11	(1.04)	(0.93)	—	—	—	—	12.11	(7.13)[4]	1.05	[5]	1.04	[5]	1.77	[5]	144	54
12-31-2012[6]	13.14	0.33	0.55	0.88	(0.98)	—	—	(0.98)	13.04	6.81	1.06		1.06		2.51		164	131
12-31-2011	12.84	0.32	0.82	1.14	(0.84)	—	—	(0.84)	13.14	8.85	1.02		1.01		2.40		175	103
12-31-2010	12.06	0.29	0.92	1.21	(0.43)	—	—	(0.43)	12.84	10.12	1.03		1.03		2.30		195	394
12-31-2009	14.37	0.44	1.10	1.54	(1.76)	(2.09)	—	(3.85)	12.06	15.14	1.03		1.03		3.54		195	280
12-31-2008	15.15	0.68	(1.38)	(0.70)	(0.08)	—	—	(0.08)	14.37	(4.66)	1.09		1.09		4.48		172	487
SERIES NAV
06-30-2013[3]	13.12	0.13	(1.06)	(0.93)	—	—	—	—	12.19	(7.09)[4]	0.80	[5]	0.79	[5]	2.03	[5]	691	54
12-31-2012[6]	13.18	0.37	0.55	0.92	(0.98)	—	—	(0.98)	13.12	7.15	0.81		0.81		2.76		724	131
12-31-2011	12.88	0.35	0.82	1.17	(0.87)	—	—	(0.87)	13.18	9.08	0.77		0.76		2.65		703	103
12-31-2010	12.10	0.32	0.93	1.25	(0.47)	—	—	(0.47)	12.88	10.40	0.78		0.78		2.55		749	394
12-31-2009	14.41	0.47	1.10	1.57	(1.79)	(2.09)	—	(3.88)	12.10	15.41	0.78		0.78		3.80		647	280
12-31-2008	15.16	0.72	(1.38)	(0.66)	(0.09)	—	—	(0.09)	14.41	(4.42)	0.84		0.84		4.72		602	487
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 202%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.14% and the ratio of expenses to average net assets by 0.02%.

54

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
SERIES I
06-30-2013[3]	6.01	0.21	(0.05)	0.16	—	—	—	—	6.17	2.66 [4]	0.80	[5]	0.80	[5]	6.69	[5]	113	58
12-31-2012	5.46	0.44	0.58	1.02	(0.47)	—	—	(0.47)	6.01	18.99	0.77		0.77		7.39		75	80
12-31-2011	5.94	0.47	(0.42)	0.05	(0.53)	—	—	(0.53)	5.46	0.90	0.77		0.76		7.68		74	91	[6]
12-31-2010	8.17	0.70	0.38	1.08	(3.31)[7]	—	—	(3.31)	5.94	13.78	0.75		0.75		8.28		86	58	[6]
12-31-2009	5.89	0.81	2.35	3.16	(0.88)	—	—	(0.88)	8.17	54.51	0.75		0.75		11.16		88	93
12-31-2008	9.50	0.86	(3.66)	(2.80)	(0.81)	—	—	(0.81)	5.89	(29.52)	0.77		0.77		9.96		63	61
SERIES II
06-30-2013[3]	6.11	0.21	(0.06)	0.15	—	—	—	—	6.26	2.45 [4]	1.00	[5]	1.00	[5]	6.50	[5]	104	58
12-31-2012	5.54	0.43	0.60	1.03	(0.46)	—	—	(0.46)	6.11	18.87	0.97		0.97		7.20		82	80
12-31-2011	6.02	0.46	(0.42)	0.04	(0.52)	—	—	(0.52)	5.54	0.67	0.97		0.96		7.46		81	91	[6]
12-31-2010	8.24	0.68	0.39	1.07	(3.29)[7]	—	—	(3.29)	6.02	13.54	0.95		0.95		8.05		89	58	[6]
12-31-2009	5.93	0.81	2.36	3.17	(0.86)	—	—	(0.86)	8.24	54.36	0.95		0.95		10.92		100	93
12-31-2008	9.55	0.85	(3.69)	(2.84)	(0.78)	—	—	(0.78)	5.93	(29.70)	0.97		0.97		9.78		57	61
SERIES NAV
06-30-2013[3]	5.95	0.21	(0.05)	0.16	—	—	—	—	6.11	2.69 [4]	0.75	[5]	0.75	[5]	6.75	[5]	159	58
12-31-2012	5.41	0.44	0.57	1.01	(0.47)	—	—	(0.47)	5.95	19.06	0.72		0.72		7.44		100	80
12-31-2011	5.88	0.47	(0.41)	0.06	(0.53)	—	—	(0.53)	5.41	1.13	0.72		0.71		7.77		83	91	[6]
12-31-2010	8.12	0.73	0.35	1.08	(3.32)[7]	—	—	(3.32)	5.88	13.74	0.70		0.70		8.58		84	58	[6]
12-31-2009	5.86	0.81	2.33	3.14	(0.88)	—	—	(0.88)	8.12	54.50	0.70		0.70		11.23		1,698	93
12-31-2008	9.46	0.86	(3.65)	(2.79)	(0.81)	—	—	(0.81)	5.86	(29.48)	0.72		0.72		10.17		1,404	61
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.

Income Trust
SERIES NAV
06-30-2013[3]	10.86	0.27	0.22	0.49	—	—	—	—	11.35	4.51 [4]	0.85	[5]	0.85	[5]	4.72	[5]	425	20
12-31-2012	10.18	0.60	0.73	1.33	(0.65)	—	—	(0.65)	10.86	13.23	0.86		0.85		5.56		414	24
12-31-2011	10.57	0.62	(0.34)	0.28	(0.67)	—	—	(0.67)	10.18	2.72	0.85		0.85		5.76		405	23
12-31-2010	10.09	0.64	0.62	1.26	(0.78)	—	—	(0.78)	10.57	12.71	0.85		0.85		6.17		464	37
12-31-2009	8.06	0.76	2.02	2.78	(0.75)	—	—	(0.75)	10.09	35.07	0.86		0.86		8.33		469	61
12-31-2008	12.13	0.70	(4.18)	(3.48)	(0.59)	—	—	(0.59)	8.06	(28.64)	0.87		0.87		6.59		380	42
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

Investment Quality Bond Trust
SERIES I
06-30-2013[3]	12.34	0.15	(0.55)	(0.40)	—	—	—	—	11.94	(3.24)[4]	0.69	[5]	0.68	[5]	2.46	[5]	208	27
12-31-2012	11.71	0.32	0.57	0.89	(0.26)	—	—	(0.26)	12.34	7.59	0.68		0.68		2.66		220	77
12-31-2011	11.30	0.41	0.50	0.91	(0.50)	—	—	(0.50)	11.71	8.07	0.68		0.68		3.49		222	62
12-31-2010	11.09	0.50	0.32	0.82	(0.61)	—	—	(0.61)	11.30	7.45	0.69		0.69		4.33		207	30
12-31-2009	10.36	0.50	0.78	1.28	(0.55)	—	—	(0.55)	11.09	12.45	0.70		0.70		4.60		191	20
12-31-2008	11.30	0.56	(0.75)	(0.19)	(0.75)	—	—	(0.75)	10.36	(1.67)	0.73		0.73		5.08		139	105
SERIES II
06-30-2013[3]	12.35	0.14	(0.55)	(0.41)	—	—	—	—	11.94	(3.32)[4]	0.89	[5]	0.88	[5]	2.26	[5]	123	27
12-31-2012	11.72	0.30	0.56	0.86	(0.23)	—	—	(0.23)	12.35	7.37	0.88		0.88		2.46		137	77
12-31-2011	11.31	0.39	0.49	0.88	(0.47)	—	—	(0.47)	11.72	7.85	0.88		0.88		3.32		140	62
12-31-2010	11.09	0.48	0.32	0.80	(0.58)	—	—	(0.58)	11.31	7.30	0.89		0.89		4.13		157	30
12-31-2009	10.37	0.48	0.76	1.24	(0.52)	—	—	(0.52)	11.09	12.09	0.90		0.90		4.40		163	20
12-31-2008	11.29	0.54	(0.73)	(0.19)	(0.73)	—	—	(0.73)	10.37	(1.72)	0.93		0.93		4.88		113	105
SERIES NAV
06-30-2013[3]	12.30	0.15	(0.54)	(0.39)	—	—	—	—	11.91	(3.17)[4]	0.64	[5]	0.63	[5]	2.51	[5]	24	27
12-31-2012	11.67	0.33	0.56	0.89	(0.26)	—	—	(0.26)	12.30	7.66	0.63		0.63		2.69		26	77
12-31-2011	11.27	0.41	0.49	0.90	(0.50)	—	—	(0.50)	11.67	8.05	0.63		0.63		3.54		18	62
12-31-2010	11.06	0.52	0.31	0.83	(0.62)	—	—	(0.62)	11.27	7.53	0.64		0.64		4.50		17	30
12-31-2009	10.34	0.50	0.77	1.27	(0.55)	—	—	(0.55)	11.06	12.43	0.65		0.65		4.67		77	20
12-31-2008	11.27	0.57	(0.74)	(0.17)	(0.76)	—	—	(0.76)	10.34	(1.52)	0.68		0.68		5.14		99	105
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized.

55

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period																	Ratios and supplemental data
		Income (loss) from investment operations						Less distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)		Total from investment oper- ations ($)		From net investment income ($)	From net realized gain ($)		From paid-in capital ($)	Total distri- butions ($)		Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
SERIES I
06-30-2013[3]	1.00	—		—	[6]	—	[6]	—	—		—	—		1.00	—	[4]	0.56	[5]	0.28	[5]	—		2,314	—
12-31-2012	1.00	—		—	[6]	—	[6]	—	—	[6]	—	—		1.00	0.01		0.55		0.30		—		2,599	—
12-31-2011	1.00	—		—	[6]	—	[6]	—	—	[6]	—	—	[6]	1.00	0.07		0.55		0.17		—		2,927	—
12-31-2010	1.00	—		—		—		—	—	[6]	—	—	[6]	1.00	—		0.55		0.29		—		2,889	—
12-31-2009[7]	1.00	—	[6]	—		—	[6]	— [6]	—		—	—	[6]	1.00	0.20		0.57		0.53		0.19		3,383	—
12-31-2008[7]	1.00	0.02	[7]	—		0.02		(0.02)	—		—	(0.02)		1.00	1.76		0.58		0.58		1.66		3,708	—
SERIES II
06-30-2013[3]	1.00	—		—		—		—	—		—	—		1.00	—	[4]	0.76	[5]	0.28	[5]	—		555	—
12-31-2012	1.00	—		—	[6]	—		—	—	[6]	—	—		1.00	0.01		0.75		0.30		—		701	—
12-31-2011	1.00	—		—	[6]	—	[6]	—	—	[6]	—	—	[6]	1.00	0.07		0.75		0.17		—		923	—
12-31-2010	1.00	—		—		—		—	—	[6]	—	—	[6]	1.00	—		0.75		0.29		—		886	—
12-31-2009[7]	1.00	—	[6]	—		—	[6]	— [6]	—		—	—	[6]	1.00	0.08		0.77		0.66		0.07		1,221	—
12-31-2008[7]	1.00	0.02	[7]	—		0.02		(0.02)	—		—	(0.02)		1.00	1.56		0.78		0.78		1.36		1,503	—
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Per share amounts have been restated to reflect a 10-1 share split effective 6-1-10.

Money Market Trust B
SERIES NAV
06-30-2013[3]	1.00	—	[6]	—	[6]	—	[6]	— [6]	—		—	—	[6]	1.00	0.01	[4]	0.54	[5]	0.26	[5]	0.02	[5]	508	—
12-31-2012	1.00	—	[6]	—	[6]	—	[6]	— [6]	—	[6]	—	—	[6]	1.00	0.05		0.53		0.26		0.04		542	—
12-31-2011	1.00	—		—	[6]	—	[6]	—	—	[6]	—	—	[6]	1.00	0.08		0.52		0.19		—		608	—
12-31-2010	1.00	—	[6]	—		—	[6]	— [6]	—		—	—	[6]	1.00	0.05		0.53		0.27		0.05		613	—
12-31-2009	1.00	—	[6]	—		—	[6]	— [6]	—		—	—	[6]	1.00	0.48		0.54		0.29		0.46		662	—
12-31-2008	1.00	0.02		—		0.02		(0.02)	—		—	(0.02)		1.00	2.11		0.53		0.29		1.97		963	—
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

New Income Trust
SERIES NAV
06-30-2013[3]	13.80	0.15		(0.52)		(0.37)		—	—		—	—		13.43	(2.68)[4]		0.65	[5]	0.63	[5]	2.23	[5]	2,820	32
12-31-2012	13.55	0.36		0.43		0.79		(0.47)	(0.07)		—	(0.54)		13.80	5.91		0.65		0.63		2.60		2,853	77
12-31-2011	13.36	0.43		0.35		0.78		(0.56)	(0.03)		—	(0.59)		13.55	5.91		0.65		0.63		3.17		2,771	65
12-31-2010	12.83	0.43		0.46		0.89		(0.36)	—		—	(0.36)		13.36	6.96		0.68		0.66		3.19		2,979	87
12-31-2009	11.23	0.58		1.45		2.03		(0.43)	—		—	(0.43)		12.83	18.09		0.79		0.77		4.74		1,834	100
12-31-2008	13.31	0.61		(1.84)		(1.23)		(0.79)	(0.06)		—	(0.85)		11.23	(9.30)		0.86	[6]	0.84	[6]	4.76		1,053	69
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes interest expense on securities sold short. Excluding this the gross and net expense ratios would have been 0.86% and 0.84%, respectively, for the year ended 12-31-08.

56

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Real Return Bond Trust
SERIES I
06-30-2013[3]	13.36	0.14	(1.23)	(1.09)	—	—	—	—	12.27	(8.16)[4]	1.00	[5]	0.99	[5]	2.15	[5]	8	37
12-31-2012[6]	12.49	0.35	0.75	1.10	(0.23)	—	—	(0.23)	13.36	8.86	0.98		0.98		2.67		10	53
12-31-2011	11.59	0.28	1.11	1.39	(0.49)	—	—	(0.49)	12.49	12.02	0.83		0.83		2.27		10	496
12-31-2010	11.98	0.18	0.85	1.03	(1.42)	—	—	(1.42)	11.59	8.83	0.81		0.81		1.46		10	614
12-31-2009	11.66	0.32	1.80	2.12	(1.08)	(0.72)	—	(1.80)	11.98	19.47	0.77		0.77		2.66		8	572
12-31-2008	13.54	0.49	(1.96)	(1.47)	(0.08)	(0.33)	—	(0.41)	11.66	(11.28)	0.83		0.83		3.69		9	1,032
SERIES II
06-30-2013[3]	13.20	0.13	(1.22)	(1.09)	—	—	—	—	12.11	(8.26)[4]	1.20	[5]	1.19	[5]	1.95	[5]	58	37
12-31-2012[6]	12.35	0.32	0.74	1.06	(0.21)	—	—	(0.21)	13.20	8.58	1.18		1.18		2.47		73	53
12-31-2011	11.46	0.25	1.10	1.35	(0.46)	—	—	(0.46)	12.35	11.86	1.03		1.03		2.10		78	496
12-31-2010	11.85	0.16	0.84	1.00	(1.39)	—	—	(1.39)	11.46	8.67	1.01		1.01		1.29		86	614
12-31-2009	11.55	0.29	1.78	2.07	(1.05)	(0.72)	—	(1.77)	11.85	19.22	0.97		0.97		2.44		95	572
12-31-2008	13.45	0.46	(1.96)	(1.50)	(0.07)	(0.33)	—	(0.40)	11.55	(11.54)	1.03		1.03		3.50		87	1,032
SERIES NAV
06-30-2013[3]	13.18	0.15	(1.22)	(1.07)	—	—	—	—	12.11	(8.12)[4]	0.95	[5]	0.94	[5]	2.35	[5]	49	37
12-31-2012[6]	12.33	0.35	0.74	1.09	(0.24)	—	—	(0.24)	13.18	8.86	0.93		0.93		2.73		52	53
12-31-2011	11.44	0.28	1.10	1.38	(0.49)	—	—	(0.49)	12.33	12.15	0.78		0.78		2.34		41	496
12-31-2010	11.85	0.20	0.82	1.02	(1.43)	—	—	(1.43)	11.44	8.81	0.76		0.76		1.54		30	614
12-31-2009	11.55	0.32	1.78	2.10	(1.08)	(0.72)	—	(1.80)	11.85	19.54	0.72		0.72		2.72		295	572
12-31-2008	13.42	0.48	(1.94)	(1.46)	(0.08)	(0.33)	—	(0.41)	11.55	(11.30)	0.78		0.78		3.71		967	1,032
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 856%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.18, the ratio of net investment income to average net assets by 1.36% and the ratio of expenses to average net assets by 0.13%.

Short Term Government Income Trust
SERIES I
06-30-2013[3]	12.87	0.04	(0.18)	(0.14)	—	—	—	—	12.73	(1.09)[4]	0.65	[5]	0.65	[5]	0.70	[5]	77	28
12-31-2012	12.93	0.14	0.02	0.16	(0.22)	—	—	(0.22)	12.87	1.21	0.65		0.65		1.10		76	71
12-31-2011	12.92	0.16	0.20	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.77	0.65		0.65		1.22		89	88
12-31-2010[6]	12.88	0.09	0.15	0.24	(0.20)	—	—	(0.20)	12.92	1.86 [4]	0.66	[5]	0.66	[5]	1.00	[5]	106	130	[7]
SERIES II
06-30-2013[3]	12.88	0.03	(0.19)	(0.16)	—	—	—	—	12.72	(1.24)[4]	0.85	[5]	0.85	[5]	0.50	[5]	54	28
12-31-2012	12.94	0.12	0.01	0.13	(0.19)	—	—	(0.19)	12.88	1.01	0.85		0.85		0.90		61	71
12-31-2011	12.93	0.13	0.20	0.33	(0.29)	(0.03)	—	(0.32)	12.94	2.56	0.85		0.85		1.02		77	88
12-31-2010[6]	12.88	0.07	0.15	0.22	(0.17)	—	—	(0.17)	12.93	1.74 [4]	0.86	[5]	0.86	[5]	0.80	[5]	86	130	[7]
SERIES NAV
06-30-2013[3]	12.86	0.05	(0.18)	(0.13)	—	—	—	—	12.73	(1.01)[4]	0.60	[5]	0.60	[5]	0.75	[5]	404	28
12-31-2012	12.93	0.15	— [8]	0.15	(0.22)	—	—	(0.22)	12.86	1.18	0.60		0.60		1.14		417	71
12-31-2011	12.92	0.17	0.19	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.82	0.60		0.60		1.27		390	88
12-31-2010	12.71	0.18	0.23	0.41	(0.20)	—	—	(0.20)	12.92	3.28	0.63		0.63	[9]	1.39		413	130	[7]
12-31-2009[10]	12.50	0.16	0.09	0.25	(0.04)	—	—	(0.04)	12.71	1.96	0.76		0.73		1.25		160	114
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 4-30-10. 7. Excludes merger activity. 8. Less than $0.005 per share. 9. Includes the impact of expense recapture which amounted to less than 0.005% of average net assets. 10. The inception date for Series NAV shares is 1-2-09.

57

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
SERIES I
06-30-2013[3]	13.44	0.34	(0.16)	0.18	—	—	—	—	13.62	1.34 [4]	0.79	[5]	0.78	[5]	4.90	[5]	376	36
12-31-2012	12.75	0.80	0.82	1.62	(0.93)	—	—	(0.93)	13.44	12.86	0.79		0.79		5.91		359	44
12-31-2011	14.00	0.97	(0.70)	0.27	(1.52)	—	—	(1.52)	12.75	2.02	0.78		0.78		6.87		318	50
12-31-2010	13.31	1.16	0.92	2.08	(1.39)	—	—	(1.39)	14.00	15.89	0.82		0.82		8.25		307	68	[6]
12-31-2009	11.20	0.95	1.97	2.92	(0.81)	—	—	(0.81)	13.31	26.66	0.85	[7]	0.85	[7]	7.67	[7]	28	87
12-31-2008	13.73	0.81	(1.96)	(1.15)	(1.38)	—	—	(1.38)	11.20	(8.61)	0.82		0.81		6.17		16	40
SERIES II
06-30-2013[3]	13.47	0.32	(0.15)	0.17	—	—	—	—	13.64	1.26 [4]	0.99	[5]	0.98	[5]	4.70	[5]	68	36
12-31-2012	12.78	0.77	0.82	1.59	(0.90)	—	—	(0.90)	13.47	12.61	0.99		0.99		5.72		73	44
12-31-2011	14.02	0.94	(0.69)	0.25	(1.49)	—	—	(1.49)	12.78	1.89	0.98		0.98		6.67		75	50
12-31-2010	13.33	1.16	0.89	2.05	(1.36)	—	—	(1.36)	14.02	15.61	1.02		1.02		8.01		91	68	[6]
12-31-2009	11.22	0.92	1.98	2.90	(0.79)	—	—	(0.79)	13.33	26.34	1.05	[7]	1.05	[7]	7.43	[7]	14	87
12-31-2008	13.74	0.78	(1.95)	(1.17)	(1.35)	—	—	(1.35)	11.22	(8.76)	1.02		1.01		5.89		10	40
SERIES NAV
06-30-2013[3]	13.41	0.34	(0.16)	0.18	—	—	—	—	13.59	1.34 [4]	0.74	[5]	0.73	[5]	4.96	[5]	47	36
12-31-2012	12.72	0.80	0.82	1.62	(0.93)	—	—	(0.93)	13.41	12.95	0.74		0.74		5.95		33	44
12-31-2011	13.97	0.97	(0.69)	0.28	(1.53)	—	—	(1.53)	12.72	2.08	0.73		0.73		6.91		26	50
12-31-2010	13.29	1.18	0.90	2.08	(1.40)	—	—	(1.40)	13.97	15.90	0.77		0.77		8.36		23	68	[6]
12-31-2009	11.18	0.94	1.99	2.93	(0.82)	—	—	(0.82)	13.29	26.77	0.80	[7]	0.80	[7]	7.64	[7]	504	87
12-31-2008	13.71	0.82	(1.96)	(1.14)	(1.39)	—	—	(1.39)	11.18	(8.57)	0.77		0.76		6.23		518	40
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Tax expense was 0.04% of average net assets for Series I, Series II and Series NAV. This expense decreased the net investment income (loss) by less than $0.01 for Series I and by $0.01 for Series II and Series NAV and the net investment income (loss) ratio by 0.04%.

Total Bond Market Trust B
SERIES I
06-30-2013[3]	10.71	0.12	(0.40)	(0.28)	—	—	—	—	10.43	(2.61)[4]	0.55	[5]	0.30	[5]	2.33	[5]	115	44
12-31-2012[6]	10.82	0.01	(0.02)	(0.01)	(0.10)	—	—	(0.10)	10.71	(0.14)[4]	0.56	[5]	0.30	[5]	0.62	[5]	127	29	[7]
SERIES II
06-30-2013[3]	10.73	0.11	(0.41)	(0.30)	—	—	—	—	10.43	(2.80)[4]	0.75	[5]	0.50	[4]	2.12	[5]	106	44
12-31-2012[6]	10.82	0.01	(0.02)	(0.01)	(0.08)	—	—	(0.08)	10.73	(0.11)[4]	0.76	[5]	0.50	[5]	0.42	[5]	145	29	[7]
SERIES NAV
06-30-2013[3]	10.71	0.13	(0.41)	(0.28)	—	—	—	—	10.43	(2.61)[4]	0.50	[5]	0.25	[5]	2.38	[5]	287	44
12-31-2012	10.46	0.34	0.09	0.43	(0.18)	—	—	(0.18)	10.71	4.08	0.52		0.25		3.16		297	29	[7]
12-31-2011	10.15	0.40	0.37	0.77	(0.46)	—	—	(0.46)	10.46	7.60	0.53		0.25		3.87		162	21
12-31-2010	9.97	0.41	0.24	0.65	(0.47)	—	—	(0.47)	10.15	6.50	0.52		0.25		3.97		165	26
12-31-2009	9.87	0.47	0.15	0.62	(0.52)	—	—	(0.52)	9.97	6.29	0.52		0.25		4.64		158	29
12-31-2008	9.83	0.50	0.07	0.57	(0.53)	—	—	(0.53)	9.87	5.79	0.54		0.26		5.07		162	68
1. Based on the average of daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. The inception date for Series I and Series II shares is 11-5-12. 7. Excludes merger activity.

58

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Total Return Trust
SERIES I
06-30-2013[3]	14.69	0.10		(0.53)	(0.43)	—	—	—	—	14.26	(2.93)[4]	0.78	[5]	0.77	[5]	1.33	[5]	202	77
12-31-2012[6]	13.81	0.30		0.87	1.17	(0.29)	—	—	(0.29)	14.69	8.49	0.78		0.78		2.04		242	144
12-31-2011	14.46	0.28		0.27	0.55	(0.63)	(0.57)	—	(1.20)	13.81	3.84	0.78		0.78		1.97		284	280
12-31-2010	13.99	0.28		0.79	1.07	(0.35)	(0.25)	—	(0.60)	14.46	7.72	0.77		0.77		1.94		329	545
12-31-2009	13.47	0.49		1.25	1.74	(0.56)	(0.66)	—	(1.22)	13.99	13.59	0.77		0.77		3.52		348	244
12-31-2008	13.92	0.57		(0.20)	0.37	(0.67)	(0.15)	—	(0.82)	13.47	2.69	0.80		0.79		4.10		327	145
SERIES II
06-30-2013[3]	14.68	0.08		(0.53)	(0.45)	—	—	—	—	14.23	(3.07)[4]	0.98	[5]	0.97	[5]	1.13	[5]	237	77
12-31-2012[6]	13.80	0.26		0.88	1.14	(0.26)	—	—	(0.26)	14.68	8.28	0.98		0.98		1.84		279	144
12-31-2011	14.44	0.25		0.28	0.53	(0.60)	(0.57)	—	(1.17)	13.80	3.71	0.98		0.98		1.76		291	280
12-31-2010	13.97	0.25		0.79	1.04	(0.32)	(0.25)	—	(0.57)	14.44	7.48	0.97		0.97		1.74		345	545
12-31-2009	13.46	0.45		1.25	1.70	(0.53)	(0.66)	—	(1.19)	13.97	13.28	0.97		0.97		3.30		344	244
12-31-2008	13.90	0.54		(0.19)	0.35	(0.64)	(0.15)	—	(0.79)	13.46	2.53	1.00		0.99		3.90		264	145
SERIES NAV
06-30-2013[3]	14.64	0.10		(0.53)	(0.43)	—	—	—	—	14.21	(2.94)[4]	0.73	[5]	0.72	[5]	1.39	[5]	2,891	77
12-31-2012[6]	13.76	0.30		0.88	1.18	(0.30)	—	—	(0.30)	14.64	8.57	0.73		0.73		2.09		2,951	144
12-31-2011	14.41	0.29		0.27	0.56	(0.64)	(0.57)	—	(1.21)	13.76	3.90	0.73		0.73		2.01		2,845	280
12-31-2010	13.94	0.29		0.79	1.08	(0.36)	(0.25)	—	(0.61)	14.41	7.81	0.72		0.72		1.99		3,032	545
12-31-2009	13.43	0.48		1.26	1.74	(0.57)	(0.66)	—	(1.23)	13.94	13.62	0.72		0.72		3.47		2,582	244
12-31-2008	13.88	0.57		(0.19)	0.38	(0.68)	(0.15)	—	(0.83)	13.43	2.76	0.75		0.74		4.15		1,522	145
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 262%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.01, the ratio of net investment income to average net assets by 0.04% and the ratio of expenses to average net assets by less than 0.005%.

Ultra Short Term Bond Trust
SERIES I
06-30-2013[3]	12.13	0.02		(0.06)	(0.04)	—	—	—	—	12.09	(0.33)[4]	0.68	[5]	0.68	[5]	0.26	[5]	9	86
12-31-2012	12.20	0.04		0.03	0.07	(0.14)	—	—	(0.14)	12.13	0.54	0.70		0.69		0.34		8	196
12-31-2011	12.36	0.06		(0.05)	0.01	(0.17)	—	—	(0.17)	12.20	0.12	0.69		0.72	[6]	0.49		3	171
12-31-2010[7]	12.50	0.03		(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.16)[4]	0.88	[5]	0.75	[5]	0.60	[5]	2	56
SERIES II
06-30-2013[3]	12.13	—	[8]	(0.05)	(0.05)	—	—	—	—	12.08	(0.41)[4]	0.88	[5]	0.88	[5]	0.04	[5]	193	86
12-31-2012	12.20	0.02		0.03	0.05	(0.12)	—	—	(0.12)	12.13	0.37	0.90		0.89		0.15		127	196
12-31-2011	12.36	0.04		(0.05)	(0.01)	(0.15)	—	—	(0.15)	12.20	(0.08)	0.89		0.92	[6]	0.29		131	171
12-31-2010[7]	12.50	0.02		(0.05)	(0.03)	(0.11)	—	—	(0.11)	12.36	(0.24)[4]	1.08	[5]	0.95	[5]	0.44	[5]	59	56
SERIES NAV
06-30-2013[3]	12.13	0.02		(0.05)	(0.03)	—	—	—	—	12.10	(0.25)[4]	0.63	[5]	0.63	[5]	0.31	[5]	6	86
12-31-2012	12.19	0.05		0.03	0.08	(0.14)	—	—	(0.14)	12.13	0.66	0.65		0.64		0.39		4	196
12-31-2011	12.36	0.06		(0.05)	0.01	(0.18)	—	—	(0.18)	12.19	0.09	0.64		0.67	[6]	0.53		3	171
12-31-2010[7]	12.50	0.03		(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.13)[4]	0.83	[5]	0.70	[5]	0.63	[5]	1	56
1. Based on the average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 3. Six months ended 6-30-13. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes the impact of expense recapture which amounted to 0.03% of average net assets. 7. The inception date for Series I, Series II and Series NAV shares is 7-29-10. 8. Less than $0.005 per share.

59

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the portfolios), seventeen of which are presented in this report.

The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor) and Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Equity securities held by the portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The portfolios may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2013, by major security category or type:

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
U.S. Government & Agency Obligations	$307,778,950	—	$307,778,950	—
Foreign Government Obligations	7,936,984	—	7,936,984	—
Corporate Bonds	488,220,509	—	486,662,723	$1,557,786
Capital Preferred Securities	11,308,497	—	11,308,497	—
Convertible Bonds	418,275	—	418,275	—
Term Loans	2,576,923	—	2,576,923	—
Municipal Bonds	3,055,671	—	3,055,671	—
Collateralized Mortgage Obligations	266,814,460	—	266,205,767	608,693
Asset Backed Securities	51,395,414	—	49,967,775	1,427,639
Common Stocks	1,646	—	1,646	—
Preferred Securities	9,028,467	$7,754,375	1,274,092	—
Securities Lending Collateral	235,434	235,434	—	—
Short-Term Investments	97,308,856	83,226,856	14,082,000	—
Total Investments in Securities	$1,246,080,086	$91,216,665	$1,151,269,303	$3,594,118
Sale Commitments Outstanding	($8,802,792)	—	($8,802,792)	—
Other Financial Instruments:
Futures	($698,141)	($698,141)	—	—

60

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Trust
U.S. Government & Agency Obligations	$132,806,082	—	$132,806,082	—
Foreign Government Obligations	332,998,021	—	332,998,021	—
Corporate Bonds	258,494,632	—	258,494,632	—
Municipal Bonds	391,790	—	391,790	—
Collateralized Mortgage Obligations	111,289,366	—	111,289,366	—
Asset Backed Securities	23,019,929	—	23,019,929	—
Term Loans	6,251,172	—	6,251,172	—
Preferred Securities	2,250,362	$233,632	—	$2,016,730
Escrow Certificates	2,608,250	—	2,608,250	—
Purchased Options	1,350,981	—	1,350,981	—
Short-Term Investments	16,450,533	—	16,450,533	—
Total Investments in Securities	$887,911,118	$233,632	$885,660,756	$2,016,730
Other Financial Instruments:
Futures	($2,133,550)	($2,133,550)	—	—
Forward Foreign Currency Contracts	($4,112,828)	—	($4,112,828)	—
Written Options	($2,630,085)	—	$2,622,614	($7,471)
Interest Rate Swaps	($871,129)	—	($871,129)	—
Credit Default Swaps	$85,471	—	$85,471	—
Currency Swaps	($74,345)	—	($74,345)	—

High Yield Trust
Foreign Government Obligations	$4,587,552	$89,960	$4,497,592	—
Corporate Bonds	321,146,363	—	320,005,200	$1,141,163
Capital Preferred Securities	1,853,000	—	1,853,000	—
Convertible Bonds	311,602	—	236,900	74,702
Term Loans	7,616,995	—	7,616,995	—
Common Stocks	8,662,902	4,014,028	605,570	4,043,304
Preferred Securities	12,578,279	9,138,926	3,439,353	—
Escrow Certificates	45,563	—	45,563	—
Warrants	825,049	—	825,049	—
Purchased Options	65,974	—	65,974	—
Securities Lending Collateral	6,192,707	6,192,707	—	—
Short-Term Investments	12,787,000	—	12,787,000	—
Total Investments in Securities	$376,672,986	$19,435,621	$351,978,196	$5,259,169
Other Financial Instruments:
Futures	($15,096)	($15,096)	—	—
Forward Foreign Currency Contracts	($64,274)	—	($64,274)	—
Written Options	($17,669)	—	($17,669)	—

Income Trust
Corporate Bonds	$138,847,823	—	$137,186,967	$1,660,856
Convertible Bonds	4,628,091	—	4,628,091	—
Term Loans	7,180,382	—	7,180,382	—
Common Stocks	237,534,794	$215,409,075	21,129,828	995,891
Preferred Securities	26,535,044	18,919,766	6,624,404	990,874
Warrants	337,729	337,729	—	—
Equity Linked Securities	1,139,550	—	1,139,550	—
Securities Lending Collateral	19,428,391	19,428,391	—	—
Short-Term Investments	9,000,000	—	9,000,000	—
Total Investments in Securities	$444,631,804	$254,094,961	$186,889,222	$3,647,621

New Income Trust
U.S. Government & Agency Obligations	$1,348,590,284	—	$1,348,590,284	—
Foreign Government Obligations	96,749,262	—	96,749,262	—
Corporate Bonds	778,606,502	—	778,606,502	—
Municipal Bonds	176,339,214	—	176,339,214	—
Term Loans	44,226,420	—	44,226,420	—
Collateralized Mortgage Obligations	196,478,264	—	196,478,264	—
Asset Backed Securities	121,545,252	—	121,545,252	—
Capital Preferred Securities	4,855,375	—	4,855,375	—
Short-Term Investments	61,722,397	$60,357,238	1,365,159	—
Total Investments in Securities	$2,829,112,970	$60,357,238	$2,768,755,732	—
Other Financial Instruments:
Futures	$5,433,838	$5,433,838	—	—
Forward Foreign Currency Contracts	($1,805,889)	—	($1,805,889)	—

61

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 6-30-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Trust
U.S. Government & Agency Obligations	$115,171,985	—	$115,171,985	—
Foreign Government Obligations	3,898,436	—	3,898,436	—
Corporate Bonds	10,884,409	—	10,884,409	—
Collateralized Mortgage Obligations	7,479,973	—	7,479,973	—
Asset Backed Securities	3,896,668	—	3,896,668	—
Purchased Options	26,246	—	26,246	—
Short-Term Investments	71,280,225	—	71,280,225	—
Total Investments in Securities	$212,637,942	—	$212,637,942	—
Other Financial Instruments:
Futures	($114,143)	($114,143)	—	—
Forward Foreign Currency Contracts	($130,243)	—	($130,243)	—
Written Options	($319,115)	($156)	($314,565)	($4,394)
Interest Rate Swaps	($35,618)	—	($35,618)	—
Credit Default Swaps	($34,748)	—	($34,748)	—
Inflation Swaps	($67,637)	—	($67,637)	—

Strategic Income Opportunities Trust
Foreign Government Obligations	$102,149,157	—	$102,149,157	—
Corporate Bonds	226,286,639	—	224,960,175	$1,326,464
Capital Preferred Securities	9,516,264	—	9,516,264	—
Convertible Bonds	9,938,293	—	9,938,293	—
Municipal Bonds	173,341	—	173,341	—
Term Loans	47,911,731	—	47,911,731	—
Collateralized Mortgage Obligations	24,811,772	—	24,541,241	270,531
Asset Backed Securities	5,133,802	—	5,133,802	—
Common Stocks	7,511,778	$7,484,613	—	27,165
Preferred Securities	37,470,396	34,211,211	2,934,185	325,000
Investment Companies	574,040	574,040	—	—
Escrow Certificates	14,150	—	—	14,150
Purchased Options	1,090,915	—	1,090,915	—
Warrants	20,819	—	20,819	—
Short-Term Investments	888,312	—	888,312	—
Total Investments in Securities	$473,491,409	$42,269,864	$429,258,235	$1,963,310
Other Financial Instruments:
Futures	($120,206)	($120,206)	—	—
Forward Foreign Currency Contracts	$6,413,316	—	$6,413,316	—

Total Return Trust
U.S. Government & Agency Obligations	$2,970,366,465	—	$2,970,366,465	—
Foreign Government Obligations	138,511,956	—	138,511,956	—
Corporate Bonds	352,389,552	—	352,389,552	—
Capital Preferred Securities	4,841,000	—	4,841,000	—
Municipal Bonds	132,616,087	—	132,616,087	—
Term Loans	3,854,258	—	3,854,258	—
Collateralized Mortgage Obligations	165,516,990	—	165,516,990	—
Asset Backed Securities	40,399,674	—	40,399,674	—
Preferred Securities	34,372,368	$25,989,266	—	$8,383,102
Short-Term Investments	248,803,484	—	248,803,484	—
Total Investments in Securities	$4,091,671,834	$25,989,266	$4,057,299,466	$8,383,102
Sale Commitments Outstanding	($1,616,213)	—	($1,616,213)	—
Other Financial Instruments:
Futures	($3,593,971)	($3,593,971)	—	—
Forward Foreign Currency Contracts	($4,519,126)	—	($4,519,126)	—
Written Options	($9,068,037)	($769,250)	($8,230,710)	($68,077)
Interest Rate Swaps	$9,542,671	—	$9,542,671	—
Credit Default Swaps	($263,548)	—	($263,548)	—

As of June 30, 2013, all investments for Money Market Trust, Money Market Trust B and Ultra Short Term Bond Trust were categorized as Level 2 under hierarchy described above.

All investments for Bond Trust and Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities, securities lending collateral and futures, which are categorized as Level 1.

All investments for Bond PS Series are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures, which are categorized as Level 1.

All investments for Core Bond Trust are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

All investments for Short Term Government Income Trust are categorized as Level 2 under the hierarchy described above, except for preferred securities and futures, which are categorized as Level 1.

62

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

All investments for Total Bond Market Trust B are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds, which are categorized as Level 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Trust
	Corporate Bonds	Convertible Bonds	Common Stocks	Escrow Certificates	Total
Balance as of 12-31-12	$1,117,020	$28,400	$3,174,175	$55,335	$4,374,930
Realized gain (loss)	—	18,130	—	—	18,130
Change in unrealized appreciation (depreciation)	8,729	(65,958)	869,129	(55,335)	756,565
Purchases	15,414	224,520	—	—	239,934
Sales	—	(130,390)	—	—	(130,390)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of 6-30-13	$1,141,163	$74,702	$4,043,304	—	$5,259,169
Change in unrealized at period end*	$8,729	($37,558)	$869,129	—	$840,300

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the High Yield Trust’s Level 3 securities are outlined in the table below:

	Fair Value at 6-30-13	Valuation Technique	Unobservable Inputs	Input/ Range
Corporate Bonds	$1,141,163	Market Approach	Yield spreads	55bps – 756 bps (weighted average 439bps)

Convertible Bonds	$74,702	Market Approach	Offered quotes	$10.42

Common Stocks	$86,730	Market Approach	Aged transaction	$2.00

	3,956,574	Market Approach	EBITDA multiple Discount for lack of marketability	6.29x – 8.40x (weighted average 7.43x) (10%)
	$4,043,304

Increases/decreases in yield spreads, offered quotes, aged transactions, or earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements.  The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the portfolios.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statements of Assets and Liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

When-issued/delayed delivery securities.  The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of investments or in a schedule to the Portfolio of investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or in the increase in the value of securities sold prior to settlement date. As a result, the Total Return Trust has received the following amounts of cash collateral from certain counterparties to these transactions and is recorded as a Payable for collateral held by portfolio:

Broker	Collateral Received
Citigroup Global Markets, Inc.	$975,000
Morgan Stanley & Co. LLC	1,266,000
Total	$2,241,000

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Sale-Buybacks.  Certain portfolios may enter into financing transactions referred to as sale-buybacks and are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the portfolio are reflected as a liability on the Statements of Assets and Liabilities. The portfolio will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the portfolio would have otherwise received had the security not been sold. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the portfolio may receive a fee for use of the security by the counterparty, which may result in income to the portfolio. The average borrowings by the portfolio and the weighted average interest rate for the period ended June 30, 2013, and the exposure to the counterparties were as follows:

Portfolio	Average Borrowing	Weighted Average Interest Rate
Global Bond Trust	$3,827,017	0.125%
Real Return Bond Trust	102,430,171	0.094%
Total Return Trust	79,278,386	0.019%

	Counterparty	Payable for Funds Borrowed	Market Value of Securities	Net Exposure
Global Bond Trust
	BNP Paribas SA	($8,393,294)	$7,904,687	($488,607)
Real Return Trust
	BONY/Toronto Dominion Securities, Inc.	(87,716,516)	84,243,325	(3,473,191)
	Morgan Stanley Co. Incorporated	(10,670,989)	9,677,345	(993,644)
	Total	($98,387,505)	$93,920,670	($4,466,835)

Term loans (Floating rate loans).  Certain portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The portfolio may have limited rights to enforce the terms of an underlying loan.

At June 30, 2013, Global Bond Trust, High Yield Trust and Strategic Income Opportunities Trust had $5,273,500, $1,960,000 and $3,564,848 in unfunded loan commitments outstanding, respectively.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolios become aware of the dividends. Foreign taxes are provided for based on the portfolio’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

For Money Market Trust and Money Market Trust B, investment security transactions are recorded as of the date of purchase, sale or maturity.

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds.  The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The portfolios accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.

Securities lending.  The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their collateral in JHCIT, an affiliate of the portfolio, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short term money-market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

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Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of Operations.

Collateral received by the portfolios is shown on the Statements of Assets and Liabilities as Payable upon return of securities loaned.

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The portfolios may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the portfolio invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities.  Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that a portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit.  The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of Operations. Prior to March 27, 2013, the portfolios participated in a $200 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. A commitment fees, payable at end of each quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of Operations. Commitment fees for the six months ended June 30, 2013 were as follows:

Portfolio	Amount
Active Bond Trust	$519
Bond Trust	234
Bond PS Series	460
Core Bond Trust	1,342
Global Bond Trust	346
High Yield Trust	240
Income Trust	263
Investment Quality Bond Trust	261
Money Market Trust	684
Money Market Trust B	283
New Income Trust	622
Real Return Bond Trust	222
Short Term Government Income Trust	285
Strategic Income Opportunities Trust	270
Total Bond Market Trust B	204
Total Return Trust	716
Ultra Short Term Bond Trust	222

For the six months ended June 30, 2013, the portfolios had no borrowing under the line of credit.

Expenses.  Within the John Hancock Funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes.  The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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For federal income tax purposes as of December 31, 2012, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of the loss carryforwards, which were acquired in mergers, may be limited in a given year. The following table details the capital loss carryforward available as of December 31, 2012:

							No Expiration Date
Portfolio	2013	2014	2015	2016	2017	2018	Short Term	Long Term
Active Bond Trust	—	—	—	—	—	—	—	$3,686,125
Global Bond Trust	—	—	—	—	$18,986,786	—	—	—
High Yield Trust	—	$6,065,748	$10,696,343	$88,168,936	255,192,811	—	$4,918,932	34,259,049
Income Trust	—	—	—	20,855,494	30,421,084	$7,902,499	—	3,890,222
Real Return Bond Trust	—	—	—	—	33,766,882	3,252,860	—	—
Short Term Government Income Trust	$3,171,452	841,336	1,762,463	6,266,872	49,933,390	—	1,754,276	3,887,853
Strategic Income Opportunities Trust	2,355,770	2,558,125	—	46,766,193	29,809,523	—	5,446,765	6,250,627
Total Bond Market Trust B	—	217,303	257,971	612,440	886,914	—	—	—
Ultra Short Term Bond Trust	—	—	—	—	—	59,426	1,516,867	1,355,517

As of December 31, 2012, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2013, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Trust	$1,239,039,741	$49,551,132	($42,510,787)	$7,040,345
Bond Trust	8,049,434,225	71,774,814	(222,044,687)	(150,269,873)
Bond PS Series	253,913,646	1,398,876	(6,329,227)	(4,930,351)
Core Bond Trust	1,918,576,506	8,218,068	(43,567,052)	(35,348,984)
Global Bond Trust	918,499,117	12,352,456	(42,940,455)	(30,587,999)
High Yield Trust	386,059,096	8,977,558	(18,363,668)	(9,386,110)
Income Trust	430,989,503	56,332,633	(42,690,332)	13,642,301
Investment Quality Bond Trust	373,016,000	14,163,369	(6,264,400)	7,898,969
New Income Trust	2,855,769,287	50,757,796	(77,414,113)	(26,656,317)
Real Return Bond Trust	219,459,281	497,155	(7,318,494)	(6,821,339)
Short Term Government Income Trust	537,297,468	3,794,758	(8,460,265)	(4,665,507)
Strategic Income Opportunities Trust	469,608,108	23,128,872	(19,245,571)	3,883,301
Total Bond Market Trust B	532,492,430	22,629,303	(6,025,101)	16,604,202
Total Return Trust	4,114,006,470	59,932,968	(82,267,604)	(22,334,636)
Ultra Short Term Bond Trust	210,463,064	97,860	(1,661,110)	(1,563,250)

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually with the exception of Money Market Trust and Money Market Trust B. Money Market Trust and Money Market Trust B will declare and pay dividends daily from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, straddle loss deferrals, foreign currency transactions, expiration of capital loss carryforwards, derivative transactions, amortization and accretion on debt securities and wash sales loss deferrals.

Statement of cash flows.  Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the portfolio’s Statements of Assets and Liabilities and represents the cash on hand at the portfolio’s custodian and does not include any short-term investments or cash segregated at custodian for futures contracts.

3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there

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is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the portfolios’ risk to a counterparty equal to any amounts payable by the portfolios, if any.

As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of Assets and Liabilities. The portfolio’s maximum risk of loss due to counterparty risk is equal to the collateral posted by the portfolio netted against the value on any outstanding contracts.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a portfolio. The exchange’s clearinghouse stands between the portfolio and the Broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member.

Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearing house. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as Cash held at broker for futures contracts and Cash held at broker for swap contracts, respectively. Securities pledged by the portfolios for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Portfolio of investments.

For financial reporting purposes, the portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of Assets and Liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between a portfolio and the applicable counterparty and is known as close-out netting. The table below reflects certain portfolio’s exposure to counterparties subject to an ISDA for OTC derivative transactions:

Counter Party — OTC	Total Market Value of OTC Derivatives	Collateral Received by Fund	Collateral Pledged by Fund	Net Exposure
Global Bond Trust
Bank of America N.A.	($2,158,843)	—	$1,182,242	($976,601)
BNP Paribas SA	(98,961)	($590,000)	—	(688,961)
Barclays Bank PLC	378,527	—	—	378,527
Citibank N.A.	(605,414)	—	81,000	(524,414)
Deutsche Bank AG London	(17,084)	(50,000)	—	(67,084)
Credit Suisse International	21,475	—	—	21,475
Goldman Sachs Bank USA	525	—	—	525
Goldman Sachs International	161,996	(260,000)	—	(98,004)
HSBC Bank USA	444,427	(460,000)	—	(15,573)
JPMorgan Chase Bank NA	587,509	—	—	587,509
Morgan Stanley & Company, LLC	504,075	(390,000)	—	114,075
Morgan Stanley Capital Services LLC	(282,479)	—	124,000	(158,479)
The Royal Bank of Scotland PLC	(247,223)	—	261,000	13,777
UBS AG Stamford	(8,258,004)	—	7,206,552	(1,051,452)
Westpac Banking Corporation	2,531,107	(1,690,000)	—	841,107
Totals	($7,038,367)	($3,440,000)	$8,854,794	($1,623,573)

Investment Quality Bond Trust
Goldman Sachs International	$938,471	($2,167,312)	—	($1,228,841)
JPMorgan Chase Bank NA	(341,090)	—	$343,767	2,677
Morgan Stanley & Company, LLC	(29,301)	(485,000)	—	(514,301)
UBS AG	71,478	—	39,857	111,335
Totals	$639,558	($2,652,312)	$383,624	($1,629,130)

Strategic Income Opportunities Trust
Bank of Montreal	$1,561,791	—	—	$1,561,791
Bank of Nova Scotia	8,092,276	—	—	8,092,276
Canadian Imperial Bank of Commerce	126,686	—	—	126,686
Deutsche Bank AG London	(2,157,585)	—	—	(2,157,585)
HSBC Bank USA	150,847	—	—	150,847
J. Aron and Company N.Y.	139,651	—	—	139,651
Royal Bank of Canada	54,084	—	—	54,084
Royal Bank of Scotland PLC	(496,250)	—	—	(496,250)
State Street Bank and Trust Company	(435,774)	—	—	(435,774)
Toronto Dominion Bank	(980,311)	—	—	(980,311)
UBS AG	357,901	—	—	357,901
Totals	$6,413,316	—	—	$6,413,316

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

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Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolios. When the contract is closed, the portfolios records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table summarizes the contracts held at June 30, 2013, and range of futures contracts notional amounts held by portfolios during six months ended June 30, 2013. In addition, the tables details how the portfolios used futures contracts during the six months ended June 30, 2013.

Active Bond Trust

The portfolio used futures contracts to manage duration. During the six months ended June 30, 2013, the portfolio held future contracts with total value ranging from approximately $4.0 million to $17.4 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Active Bond Trust	U.S. Treasury Ultra Long Bond Futures	45	Long	Sep 2013	$7,002,901	$6,629,063	($373,838)
	U.S. Treasury 10 Year Note Futures	85	Long	Sep 2013	11,082,115	10,757,812	(324,303)
							($698,141)

Bond Trust

The portfolio used futures contracts to manage duration. During the six months ended June 30, 2013, the portfolio held future contracts with total value ranging up to approximately $273.3 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Bond Trust	U.S. Treasury 10-Year Note Futures	2,160	Short	Sep 2013	($281,603,878)	($273,375,000)	$8,228,878
							$8,228,878

Bond PS Series

The portfolio used futures contracts to manage duration. During the six months ended June 30, 2013, the portfolio held future contracts with total value ranging up to approximately $5.6 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Bond PS Series	U.S. Treasury 10-Year Note Futures	45	Short	Sep 2013	($5,866,749)	($5,695,313)	$171,436
							$171,436

Global Bond Trust

The portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, gain exposure to treasuries and foreign bond markets, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total values ranging from approximately $508.3 million to $1,139.1 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Global Bond Trust	3-Month EURIBOR Futures	241	Long	Dec 2014	$78,027,950	$77,938,148	($89,802)
	3-Month EURIBOR Futures	330	Long	Mar 2015	106,796,211	106,634,377	(161,834)
	3-Month EURIBOR Futures	226	Long	Jun 2015	73,065,458	72,962,203	(103,255)
	3-Month EURIBOR Futures	407	Long	Sep 2015	131,475,455	131,270,713	(204,742)
	3-Month EURIBOR Futures	326	Long	Dec 2015	105,188,783	105,023,586	(165,197)
	3-Month EURIBOR Futures	32	Long	Mar 2016	10,328,369	10,295,526	(32,843)
	3-Month Sterling Interest Rate Futures	84	Long	Sep 2014	15,851,889	15,843,808	(8,081)
	3-Month Sterling Interest Rate Futures	160	Long	Dec 2014	30,170,346	30,157,388	(12,958)
	3-Month Sterling Interest Rate Futures	154	Long	Mar 2015	28,973,960	29,000,135	26,175
	3-Month Sterling Interest Rate Futures	458	Long	Jun 2015	86,277,622	86,147,020	(130,602)
	3-Month Sterling Interest Rate Futures	371	Long	Sep 2015	69,968,760	69,687,627	(281,133)
	3-Month Sterling Interest Rate Futures	200	Long	Dec 2015	37,685,556	37,504,715	(180,841)
	10-Year Japan Government Bond Futures	51	Long	Sep 2013	73,468,321	73,378,705	(89,616)
	German Euro Bund Futures	453	Long	Sep 2013	84,541,158	83,446,872	(1,094,286)
	U.S. Treasury 10-Year Note Futures	628	Long	Sep 2013	81,264,239	79,481,250	(1,782,989)
	3-Year Australian Bond Futures	45	Short	Sep 2013	(4,485,602)	(4,494,384)	(8,782)
	10-Year Canadian Government Bond Futures	60	Short	Sep 2013	(7,766,514)	(7,497,005)	269,509
	Euro -BTP Italian Government Bond Futures	141	Short	Sep 2013	(20,682,194)	(20,128,017)	554,177
	German Euro BOBL Futures	31	Short	Sep 2013	(5,038,976)	(5,051,962)	(12,986)
	U.K. Long Gilt Bond Futures	138	Short	Sep 2013	(24,517,306)	(23,486,807)	1,030,499
	U.S. Treasury 30-Year Bond Futures	78	Short	Sep 2013	(10,941,850)	(10,595,813)	346,037
							($2,133,550)

68

DERIVATIVE INSTRUMENTS, CONTINUED

High Yield Trust

The portfolio used futures contracts to manage against anticipated interest rate changes. During the six months ended June 30, 2013, the portfolio held future contracts with total value ranging up to approximately $4.1 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
High Yield Trust	U.S. Treasury 10-Year Note Futures	28	Long	Sep 2013	$3,576,653	$3,543,750	($32,903)
	U.S. Treasury Long Bond Futures	4	Short	Sep 2013	(561,182)	(543,375)	17,807
							($15,096)

Investment Quality Bond Trust

The portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, gain exposure to treasuries and foreign bond markets and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held future contracts with total value ranging from approximately $30.2 million to $59.4 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Investment Quality Bond Trust	U.K. Long Gilt Bond Futures	11	Long	Sep 2013	$1,863,303	$1,872,137	$8,834
	U.S. Treasury 2-Years Note Futures	34	Long	Sep 2013	7,486,430	7,480,000	(6,430)
	U.S. Treasury 5-Years Note Futures	87	Long	Sep 2013	10,651,698	10,531,078	(120,620)
	U.S. Treasury 10-Years Note Futures	95	Long	Sep 2013	12,335,837	12,023,438	(312,399)
	10-Year Japan Government Bond Futures	11	Short	Sep 2013	(15,879,364)	(15,826,779)	52,585
	German Euro BUND Futures	11	Short	Sep 2013	(2,017,060)	(2,026,304)	(9,244)
	U.S. Treasury Long Bond Futures	62	Short	Sep 2013	(8,706,307)	(8,422,313)	283,994
	U.S. Treasury Ultra Long Bond Futures	8	Short	Sep 2013	(1,207,915)	(1,178,500)	29,415
							($73,865)

New Income Trust

The portfolio used futures contracts to manage duration, manage against anticipated interest rate exchanges, gain exposure to treasuries markets, substitute for securities purchased and maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2013, the portfolio held futures contracts with total values ranging from approximately $191.1 million to $236.5 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
New Income Trust	U.S. Treasury 5-Year Note Futures	98	Short	Sep 2013	($12,013,796)	($11,862,594)	$151,202
	U.S. Treasury 10-Year Note Futures	1,735	Short	Sep 2013	(224,685,456)	(219,585,937)	5,099,519
	U.S. Treasury Ultra Long Bond Futures	37	Short	Sep 2013	(5,209,336)	(5,026,219)	183,117
							$5,433,838

Real Return Bond Trust

The portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, gain exposure to treasuries markets, substitute for securities purchased, maintain diversity and liquidity of the Portfolio and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total values ranging from approximately $13.6 million to $25.4 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Real Return Bond Trust	Eurodollar Futures	17	Long	Sep 2015	$4,212,889	$4,197,088	($15,801)
	Eurodollar Futures	38	Long	Mar 2016	9,394,400	9,332,325	(62,075)
	Eurodollar Futures	48	Long	Mar 2017	11,719,596	11,674,200	(45,396)
	30-Year Interest Rate Swap Futures	2	Short	Sep 2013	(190,192)	(181,063)	9,129
							($114,143)

Short Term Government Income Trust

The portfolio used futures contracts to manage duration. During the six months ended June 30, 2013, the portfolio held futures contracts with total values ranging from approximately $21.3 million to $44.0 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Short Term Government Income Trust	U.S. Treasury 5-Year Note Futures	355	Short	Sep 2013	($43,711,399)	($42,971,641)	$739,758
							$739,758

69

DERIVATIVE INSTRUMENTS, CONTINUED

Strategic Income Opportunities Trust

The portfolio used futures contracts to manage duration. During the six months ended June 30, 2013, the portfolio held futures contracts with total values ranging from approximately $21.8 million to $43.0 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Strategic Income Opportunities Trust	U.S. Treasury Long Bond Futures	157	Short	Sep 2013	($21,207,263)	($21,327,469)	($120,206)
							($120,206)

Total Return Trust

The portfolio used futures contracts to manage duration, manage against anticipated interest rate changes, gain exposure to treasuries and foreign bond markets, maintain diversity and liquidity of the portfolio and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held futures contracts with total values ranging from approximately $1,147.1 million to $1,239.7 million, as measured at each quarter end.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Total Return Trust	EURIBOR Futures	49	Long	Dec 2014	$15,839,170	$15,846,345	$7,175
	EURIBOR Futures	43	Long	Mar 2015	13,918,006	13,894,782	(23,224)
	EURIBOR Futures	41	Long	Jun 2015	13,260,819	13,236,506	(24,313)
	Eurodollar Futures	38	Long	Sep 2014	9,440,904	9,446,325	5,421
	Eurodollar Futures	123	Long	Dec 2014	30,538,390	30,542,438	4,048
	Eurodollar Futures	2,388	Long	Jun 2015	591,633,156	590,940,450	(692,706)
	Eurodollar Futures	247	Long	Sep 2015	61,158,431	60,981,213	(177,218)
	Eurodollar Futures	1,297	Long	Dec 2015	321,367,885	319,386,250	(1,981,635)
	Eurodollar Futures	378	Long	Mar 2016	93,543,594	92,832,075	(711,519)
							($3,593,971)

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table summarizes the contracts held at June 30, 2013, and the range of notional contract amounts held by the portfolios during the six months ended June 30, 2013. In addition, the tables detail how the portfolios used the forward foreign currency contracts during the six months ended June 30, 2013.

Global Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and to maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2013, the Portfolio held forward foreign currency contracts with USD notional values ranging from approximately $770.9 million to $1,027.8 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Trust	AUD 1,565,000	USD 1,427,380	Barclays Bank PLC Wholesale	7/10/2013	$3,041	—	$3,041
	AUD 5,604,000	USD 5,303,418	Deutsche Bank AG London	7/10/2013	—	($181,323)	(181,323)
	AUD 1,379,000	USD 1,317,628	Royal Bank of Scotland PLC	7/10/2013	—	(57,212)	(57,212)
	AUD 3,590,000	USD 3,370,974	Barclays Bank PLC Wholesale	8/1/2013	—	(95,036)	(95,036)
	BRL 888,786	USD 436,000	Barclays Capital	7/2/2013	—	(37,682)	(37,682)
	BRL 4,078,667	USD 1,919,658	Credit Suisse International	7/2/2013	—	(91,766)	(91,766)
	BRL 1,691,848	USD 763,607	HSBC Bank USA	7/2/2013	—	(5,390)	(5,390)
	BRL 5,780,675	USD 2,703,158	Morgan Stanley Company, Inc.	7/2/2013	—	(112,496)	(112,496)
	BRL 5,331,891	USD 2,449,963	UBS AG	7/2/2013	—	(60,427)	(60,427)
	BRL 5,026,268	USD 2,372,000	Bank of America N.A.	8/2/2013	—	(134,772)	(134,772)
	BRL 4,419,181	USD 2,054,000	Barclays Capital	8/2/2013	—	(86,991)	(86,991)
	BRL 3,196,600	USD 1,573,517	Credit Suisse International	8/2/2013	—	(150,688)	(150,688)
	BRL 5,472,537	USD 2,524,000	Deutsche Bank AG London	8/2/2013	—	(88,135)	(88,135)
	BRL 3,609,695	USD 1,699,000	HSBC Bank USA	8/2/2013	—	(92,299)	(92,299)
	BRL 55,968,242	USD 27,546,137	UBS AG	8/2/2013	—	(2,634,272)	(2,634,272)
	CAD 9,967,000	USD 9,768,265	Citibank N.A.	9/23/2013	—	(309,971)	(309,971)
	CNY 20,000,000	USD 3,192,848	Deutsche Bank AG London	8/5/2013	56,163	—	56,163
	CNY 45,000,000	USD 7,219,637	Goldman Sachs International	8/5/2013	90,638	—	90,638
	CNY 14,000,000	USD 2,225,755	Royal Bank of Scotland PLC	8/5/2013	48,553	—	48,553
	CNY 15,000,000	USD 2,389,867	UBS AG	8/5/2013	46,892	—	46,892

70

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Trust (continued)	CNY 6,596,140	USD 1,084,000	Barclays Capital	4/25/2014	—	($26,246)	($26,246)
	CNY 12,873,275	USD 2,114,000	Citibank N.A.	4/25/2014	—	(49,648)	(49,648)
	CNY 4,500,510	USD 739,000	Goldman Sachs International	4/25/2014	—	(17,300)	(17,300)
	CNY 4,399,455	USD 723,000	HSBC Bank USA	4/25/2014	—	(17,506)	(17,506)
	CNY 7,369,915	USD 1,210,000	JPMorgan Chase Bank N.A.	4/25/2014	—	(28,164)	(28,164)
	CNY 7,499,973	USD 1,229,000	Royal Bank of Scotland PLC	4/25/2014	—	(26,308)	(26,308)
	CNY 8,792,825	USD 1,445,000	UBS AG	4/25/2014	—	(34,987)	(34,987)
	CNY 4,482,200	USD 730,000	Bank of America N.A.	9/8/2015	—	(22,791)	(22,791)
	CNY 8,950,800	USD 1,468,946	Barclays Capital	9/8/2015	—	(56,674)	(56,674)
	CNY 32,283,693	USD 5,336,196	Citibank N.A.	9/8/2015	—	(242,423)	(242,423)
	CNY 6,380,000	USD 1,055,680	JPMorgan Chase Bank N.A.	9/8/2015	—	(49,033)	(49,033)
	CNY 4,368,300	USD 710,000	Morgan Stanley Company, Inc.	9/8/2015	—	(20,763)	(20,763)
	DKK 30,456,000	USD 5,394,510	Barclays Bank PLC Wholesale	8/15/2013	—	(76,800)	(76,800)
	DKK 885,000	USD 153,332	BNP Paribas SA	8/15/2013	$1,191	—	1,191
	DKK 15,000	USD 2,624	Credit Suisse International	8/15/2013	—	(5)	(5)
	EUR 33,207,000	USD 43,855,356	Bank of America N.A.	9/17/2013	—	(617,307)	(617,307)
	EUR 5,364,580	USD 7,115,104	Barclays Bank PLC Wholesale	9/17/2013	—	(130,011)	(130,011)
	EUR 2,002,000	USD 2,612,120	Credit Suisse International	9/17/2013	—	(5,363)	(5,363)
	EUR 1,213,000	USD 1,626,742	JPMorgan Chase Bank N.A	9/17/2013	—	(47,324)	(47,324)
	GBP 6,499,000	USD 10,053,444	Barclays Bank PLC Wholesale	7/2/2013	—	(168,793)	(168,793)
	GBP 6,570,000	USD 10,299,526	BNP Paribas SA	7/2/2013	—	(306,888)	(306,888)
	GBP 6,538,000	USD 10,249,763	Citibank N.A.	7/2/2013	—	(305,795)	(305,795)
	GBP 35,010,000	USD 54,062,442	Goldman Sachs Capital Markets LP	7/2/2013	—	(813,998)	(813,998)
	GBP 6,407,000	USD 9,974,147	HSBC Bank USA	7/2/2013	—	(229,424)	(229,424)
	GBP 4,330,000	USD 6,730,311	JPMorgan Chase Bank N.A.	7/2/2013	—	(144,599)	(144,599)
	GBP 781,000	USD 1,206,589	Morgan Stanley and Company, Inc.	7/2/2013	—	(18,728)	(18,728)
	GBP 8,186,000	USD 12,774,924	Royal Bank of Scotland PLC	7/2/2013	—	(324,431)	(324,431)
	IDR 20,643,043,000	USD 2,102,143	JPMorgan Chase Bank N.A	7/15/2013	—	(24,609)	(24,609)
	IDR 20,643,043,000	USD 1,958,543	Citibank N.A.	10/17/2013	92,186	—	92,186
	INR 11,526,440	USD 212,000	Deutsche Bank AG London	7/15/2013	—	(18,471)	(18,471)
	INR 5,505,878	USD 101,547	JPMorgan Chase Bank N.A.	7/15/2013	—	(9,103)	(9,103)
	INR 2,244,680	USD 41,453	Morgan Stanley and Company, Inc.	7/15/2013	—	(3,765)	(3,765)
	JPY 253,083,618	USD 2,597,312	Barclays Bank PLC Wholesale	7/12/2013	68	(45,521)	(45,453)
	JPY 7,909,896,000	USD 80,029,948	BNP Paribas SA	7/12/2013	—	(273,901)	(273,901)
	JPY 256,400,000	USD 2,596,829	Citibank N.A.	7/12/2013	—	(11,530)	(11,530)
	JPY 12,029,219,000	USD 126,444,605	UBS AG	7/24/2013	—	(5,147,449)	(5,147,449)
	JPY 28,307,340	USD 285,000	Barclays Bank PLC Wholesale	8/2/2013	448	—	448
	MXN 13,984,981	USD 1,074,016	HSBC Bank USA	7/11/2013	4,448	—	4,448
	MXN 205,534,199	USD 15,659,748	Barclays Bank PLC Wholesale	9/5/2013	113,265	—	113,265
	MXN 15,306,548	USD 1,188,000	HSBC Bank USA	9/18/2013	—	(14,639)	(14,639)
	MXN 197,768,404	USD 16,017,527	JPMorgan Chase Bank N.A	9/18/2013	—	(857,109)	(857,109)
	NZD 931,000	USD 720,240	BNP Paribas SA	7/2/2013	1,238	—	1,238
	NZD 1,736,000	USD 1,337,857	Barclays Bank PLC Wholesale	8/1/2013	4,516	—	4,516
	SEK 24,349,000	USD 3,743,903	HSBC Bank USA	8/15/2013	—	(116,632)	(116,632)
	USD 379,983	AUD 412,000	HSBC Bank USA	7/5/2013	3,273	—	3,273
	USD 2,210,959	AUD 2,288,000	Barclays Bank PLC Wholesale	7/10/2013	119,710	—	119,710
	USD 4,461,770	AUD 4,658,000	JPMorgan Chase Bank N.A	7/10/2013	204,325	—	204,325
	USD 6,511,698	AUD 6,815,000	Royal Bank of Scotland PLC	7/10/2013	282,740	—	282,740
	USD 28,519,382	AUD 29,149,000	Westpac Banking Corp.	7/10/2013	1,876,989	—	1,876,989
	USD 2,909,000	BRL 6,256,095	Barclays Capital	8/2/2013	124,367	—	124,367
	USD 401,149	BRL 888,786	Barclays Capital	7/2/2013	2,832	—	2,832
	USD 1,977,000	BRL 4,078,667	Credit Suisse International	7/2/2013	149,108	—	149,108
	USD 796,800	BRL 1,691,848	HSBC Bank USA	7/2/2013	38,583	—	38,583
	USD 2,609,079	BRL 5,780,675	Morgan Stanley Company, Inc.	7/2/2013	18,416	—	18,416
	USD 2,534,800	BRL 5,331,891	UBS AG	7/2/2013	145,264	—	145,264
	USD 859,000	BRL 1,855,182	Bank of America N.A.	8/2/2013	33,245	—	33,245
	USD 303,650	BRL 653,000	Citibank N.A.	8/2/2013	12,995	—	12,995
	USD 3,618,000	BRL 7,823,925	Credit Suisse International	8/2/2013	135,515	—	135,515
	USD 8,184,000	BRL 17,534,012	Deutsche Bank AG London	8/2/2013	379,486	—	379,486
	USD 2,957,000	BRL 6,383,903	HSBC Bank USA	8/2/2013	115,479	—	115,479
	USD 32,155,989	BRL 69,264,000	JPMorgan Chase Bank N.A	8/2/2013	1,326,087	—	1,326,087
	USD 4,697,948	BRL 10,170,652	Morgan Stanley Company, Inc.	8/2/2013	170,923	—	170,923
	USD 8,838,000	BRL 19,071,962	UBS AG	8/2/2013	348,933	—	348,933
	USD 892,000	CAD 936,821	Westpac Banking Corp.	7/5/2013	1,293	—	1,293
	USD 20,576	CLP 10,248,800	UBS AG	9/12/2013	626	—	626
	USD 31,654,547	CNY 198,608,680	UBS AG	8/5/2013	—	(609,546)	(609,546)
	USD 4,073,517	EUR 3,114,000	Bank of America N.A.	7/12/2013	20,030	—	20,030

71

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Bond Trust (continued)	USD 21,235,664	EUR 16,033,000	Citibank N.A.	9/17/2013	$359,474	—	$359,474
	USD 1,913,111	EUR 1,460,000	Deutsche Bank AG London	9/17/2013	12,080	—	12,080
	USD 5,807,485	EUR 4,441,000	Morgan Stanley and Company, Inc.	9/17/2013	24,964	—	24,964
	USD 8,934,027	GBP 5,731,000	Barclays Bank PLC Wholesale	7/2/2013	217,465	—	217,465
	USD 103,655,814	GBP 68,590,000	UBS AG	7/2/2013	—	($666,116)	(666,116)
	USD 54,051,414	GBP 35,010,000	Goldman Sachs Capital Markets LP	8/2/2013	814,523	—	814,523
	USD 607,588	GBP 394,000	HSBC Bank USA	8/2/2013	8,464	—	8,464
	USD 1,994,497	IDR 20,643,043,000	Citibank N.A.	7/15/2013	—	(83,037)	(83,037)
	USD 1,627,000	JPY 159,107,746	Deutsche Bank AG London	7/2/2013	22,768	—	22,768
	USD 17,892,933	JPY 1,706,000,000	Barclays Bank PLC Wholesale	7/12/2013	691,213	—	691,213
	USD 10,646,289	JPY 1,003,500,000	Citibank N.A.	7/12/2013	527,926	—	527,926
	USD 1,194,336	JPY 116,700,000	Deutsche Bank AG London	7/12/2013	17,642	—	17,642
	USD 3,173,184	JPY 327,300,000	Barclays Bank PLC Wholesale	7/18/2013	—	(127,082)	(127,082)
	USD 1,070,915	MXN 13,803,019	Morgan Stanley and Company, Inc.	7/11/2013	6,482	—	6,482
	USD 16,039,084	MXN 203,022,728	BNP Paribas SA	9/5/2013	458,805	—	458,805
	USD 150,000	MXN 1,945,388	Bank of America N.A.	9/18/2013	872	—	872
	USD 4,088,867	MXN 52,973,647	Barclays Bank PLC Wholesale	9/18/2013	28,044	—	28,044
	USD 2,810,028	MXN 36,260,000	Credit Suisse International	9/18/2013	30,429	—	30,429
	USD 4,054,086	MXN 51,644,064	HSBC Bank USA	9/18/2013	95,185	—	95,185
	USD 444,900	MXN 5,878,716	JPMorgan Chase Bank N.A.	9/18/2013	—	(5,747)	(5,747)
	USD 1,376,000	MXN 18,197,825	Morgan Stanley and Company, Inc.	9/18/2013	—	(18,999)	(18,999)
	USD 36,000	MXN 480,578	UBS AG	9/18/2013	—	(840)	(840)
	USD 5,778,688	MXN 71,664,395	JPMorgan Chase Bank N.A.	10/3/2013	292,007	—	292,007
	USD 9,227,809	MXN 115,689,047	Morgan Stanley and Company, Inc.	10/3/2013	370,568	—	370,568
	USD 12,110,403	MXN 149,330,958	HSBC Bank USA	10/17/2013	690,616	—	690,616
	USD 319,368	MXN 3,926,156	BNP Paribas SA	11/14/2013	19,810	—	19,810
	USD 5,810,552	MXN 72,690,005	UBS AG	11/14/2013	264,443	—	264,443
	USD 3,368,073	MXN 42,343,411	Morgan Stanley and Company, Inc.	12/19/2013	146,562	—	146,562
	USD 268,083	NZD 345,000	BNP Paribas SA	7/5/2013	784	—	784
	USD 976,375	NZD 1,217,000	JPMorgan Chase Bank N.A.	8/1/2013	35,322	—	35,322
	USD 36,597,641	NZD 46,485,000	Westpac Banking Corp.	8/1/2013	652,825	—	652,825
	USD 1,077,000	ZAR 10,169,744	JPMorgan Chase Bank N.A.	7/22/2013	51,102	—	51,102
	USD 1,559,345	ZAR 14,220,446	Bank of America N.A.	7/30/2013	126,440	—	126,440
	USD 239,000	ZAR 2,419,485	Barclays Bank PLC Wholesale	7/30/2013	—	(4,796)	(4,796)
	USD 170,000	ZAR 1,705,668	HSBC Bank USA	7/30/2013	—	(1,870)	(1,870)
	USD 553,000	ZAR 5,534,878	Morgan Stanley and Company, Inc.	7/30/2013	—	(4,715)	(4,715)
	ZAR 10,169,744	USD 1,077,000	Morgan Stanley and Company, Inc.	7/22/2013	—	(51,102)	(51,102)
	ZAR 10,021,305	USD 1,001,000	UBS AG	7/22/2013	9,924	—	9,924
	ZAR 8,093,651	USD 856,000	Barclays Bank PLC Wholesale	7/30/2013	—	(40,453)	(40,453)
	ZAR 413,239	USD 44,000	Citibank N.A.	7/30/2013	—	(2,360)	(2,360)
	ZAR 582,831	USD 62,000	Morgan Stanley and Company, Inc.	7/30/2013	—	(3,272)	(3,272)
					$11,949,605	($16,062,433)	($4,112,828)

High Yield Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended June 30, 2013, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $6.1 million to $8.6 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
High Yield Trust	CAD 2,322,428	USD 2,305,781	Citibank N.A.	8/16/2013	—	($99,836)	($99,836)
	USD 2,780,198	EUR 2,117,085	Citibank N.A.	8/16/2013	$24,002	—	24,002
	USD 2,235,365	EUR 1,708,145	UBS AG London	8/16/2013	11,560	—	11,560
					$35,562	($99,836)	($64,274)

72

DERIVATIVE INSTRUMENTS, CONTINUED

Investment Quality Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipal currency exchange rate changes and gain exposures to foreign currency and substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $4.9 million to $10.8 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investment Quality Bond Trust
	BRL 4,323,000	USD 1,959,807	UBS AG	7/2/2013	—	($1,039)	($1,039)
	BRL 943,000	USD 465,334	Goldman Sachs International	8/2/2013	—	(41,066)	(41,066)
	BRL 942,000	USD 455,859	UBS AG	8/2/2013	—	(32,040)	(32,040)
	USD 2,072,387	BRL 4,323,000	UBS AG	7/2/2013	$113,620	—	113,620
	USD 1,947,710	BRL 4,323,000	UBS AG	8/2/2013	2,734	—	2,734
					$116,354	($74,145)	$42,209

New Income Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency, substitute for securities purchased and maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2013, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $346.8 million to $418.8 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
New Income Trust
	AUD 7,575,000	USD 6,934,155	Barclays Capital	7/5/2013	—	($7,982)	($7,982)
	AUD 3,630,000	USD 3,535,257	Goldman Sachs International	7/5/2013	—	(216,180)	(216,180)
	BRL 11,735,000	USD 5,350,873	Morgan Stanley & Company, Inc.	9/4/2013	—	(156,632)	(156,632)
	CHF13,825,000	USD 14,927,160	Barclays Bank	7/29/2013	—	(286,646)	(286,646)
	EUR 7,135,000	USD 9,496,963	Barclays Bank	8/6/2013	—	(208,455)	(208,455)
	HKD 56,145,000	USD 7,235,693	HSBC Bank PLC	8/21/2013	$4,654	—	4,654
	HKD 53,770,000	USD 6,928,316	Morgan Stanley and Co. International	8/21/2013	5,756	—	5,756
	HKD 56,325,000	USD 7,260,247	Royal Bank of Scotland PLC	8/21/2013	3,312	—	3,312
	HKD 55,055,000	USD 7,094,259	HSBC Bank PLC	9/16/2013	6,258	—	6,258
	INR 435,460,000	USD 7,867,389	Goldman Sachs & Company	7/12/2013	—	(552,204)	(552,204)
	INR 401,160,000	USD 7,337,845	Royal Bank of Scotland PLC	7/12/2013	—	(598,857)	(598,857)
	INR 365,290,000	USD 6,657,979	Deutsche Bank AG London	8/12/2013	—	(554,123)	(554,123)
	JPY 798,215,000	USD 8,142,367	HSBC Bank PLC	8/19/2013	—	(92,580)	(92,580)
	KRW 8,013,135,000	USD 7,038,945	HSBC Bank USA	9/12/2013	—	(31,489)	(31,489)
	MXN 56,790,000	USD 4,225,761	State Street Bank London	9/24/2013	125,413	—	125,413
	NOK 44,890,000	USD 7,809,635	Morgan Stanley	7/17/2013	—	(423,268)	(423,268)
	NOK 81,810,000	USD 14,053,683	JPMorgan Chase Bank, N.A.	8/6/2013	—	(601,506)	(601,506)
	NOK 38,515,000	USD 6,652,446	Citibank N.A.	9/12/2013	—	(327,716)	(327,716)
	RON 24,550,000	USD 7,268,152	State Street Bank London	7/24/2013	—	(124,140)	(124,140)
	RUB 117,420,000	USD 3,730,426	JPMorgan Chase Bank, N.A.	7/15/2013	—	(164,868)	(164,868)
	SGD 9,170,000	USD 7,307,879	HSBC Bank PLC	8/28/2013	—	(72,373)	(72,373)
	THB 434,990,000	USD 14,555,463	Standard Chartered Bank	8/22/2013	—	(566,645)	(566,645)
	USD 11,660,987	AUD 11,205,000	Barclays Bank	7/5/2013	1,415,737	—	1,415,737
	USD 6,957,820	AUD 7,650,000	Barclays Capital	10/2/2013	8,025	—	8,025
	USD 12,744,912	BRL 26,800,000	Credit Suisse London Branch	9/4/2013	882,477	—	882,477
	USD 6,109,051	BRL 14,005,000	Morgan Stanley & Company, Inc.	9/4/2013	—	(89,956)	(89,956)
	USD 7,244,707	CAD 7,390,000	State Street Bank London	8/16/2013	225,360	—	225,360
	USD 14,619,960	CHF13,825,000	UBS AG London	7/29/2013	—	(20,554)	(20,554)
	USD 6,058,163	EUR 4,625,000	JPMorgan Chase Bank, N.A.	7/17/2013	37,698	—	37,698
	USD 19,697,619	EUR 15,040,000	UBS AG London	7/17/2013	119,720	—	119,720
	USD 40,468,807	EUR 30,960,000	Citibank N.A.	8/6/2013	164,361	—	164,361
	USD 6,797,306	EUR 5,250,000	JPMorgan Chase Bank, N.A.	8/6/2013	—	(37,265)	(37,265)
	USD 7,432,155	EUR 5,780,000	Royal Bank of Scotland PLC	8/6/2013	—	(92,383)	(92,383)
	USD 7,248,367	GBP 4,805,000	Royal Bank of Canada (UK)	8/27/2013	—	(57,009)	(57,009)
	USD 6,473,830	INR 379,270,000	Morgan Stanley & Company, Inc.	7/12/2013	102,567	—	102,567
	USD 7,638,951	INR 457,350,000	Standard Chartered Bank	7/12/2013	—	(43,959)	(43,959)
	USD 6,184,019	INR 365,290,000	Standard Chartered Bank	8/12/2013	80,164	—	80,164
	USD 11,679,685	JPY 1,193,415,000	State Street Bank London	8/19/2013	—	(355,590)	(355,590)
	USD 9,498,704	JPY 950,010,000	HSBC Bank PLC	9/6/2013	—	(82,777)	(82,777)
	USD 6,884,137	KRW 8,013,135,000	Bank of America Merrill Lynch	9/12/2013	—	(123,320)	(123,320)
	USD 1,545,130	MXN 20,585,000	Royal Bank of Scotland PLC	9/24/2013	—	(32,065)	(32,065)
	USD 3,497,874	PLN11,515,000	Deutsche Bank AG	9/24/2013	49,617	—	49,617
	USD 3,005,029	RUB 94,415,000	Goldman Sachs & Company	7/15/2013	138,037	—	138,037
	USD 12,216,811	RUB 388,800,000	Morgan Stanley and Co. International	8/15/2013	474,994	—	474,994
	USD 7,248,840	SGD 9,170,000	HSBC Bank PLC	8/28/2013	13,334	—	13,334
	USD 13,877,935	THB 434,990,000	HSBC Bank PLC	8/22/2013	—	(110,882)	(110,882)
	USD 5,104,302	TRY10,020,000	Deutsche Bank AG	9/23/2013	—	(26,717)	(26,717)

73

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
New Income Trust (continued)	USD 3,387,158	ZAR 31,345,000	Barclays Bank	7/18/2013	$223,369	—	$223,369
	USD 2,057,111	ZAR 18,730,000	Barclays Bank	8/5/2013	171,399	—	171,399
					$4,252,252	($6,058,141)	($1,805,889)

Real Return Bond Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and to maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2013, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $15.0 million to $28.5 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Broker Name	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Return Bond Trust
	BRL 1,948,237	USD 958,872	UBS AG	8/2/2013	—	($91,698)	($91,698)
	CAD 403,000	USD 394,074	Deutsche Bank AG London	9/23/2013	—	(11,643)	(11,643)
	EUR 303,000	USD 402,545	Barclays Bank PLC Wholesale	7/2/2013	—	(8,145)	(8,145)
	EUR 429,000	USD 566,039	Deutsche Bank AG London	7/2/2013	—	(7,631)	(7,631)
	EUR 353,000	USD 461,818	JPMorgan Chase Bank	7/2/2013	—	(2,335)	(2,335)
	EUR 1,575,000	USD 2,061,045	Royal Bank of Scotland PLC	7/2/2013	—	(10,947)	(10,947)
	GBP 265,000	USD 413,819	Deutsche Bank AG London	9/12/2013	—	(10,962)	(10,962)
	INR 5,392,530	USD 99,000	Barclays Capital	7/15/2013	—	(8,459)	(8,459)
	INR 10,528,780	USD 193,000	Citibank N.A.	7/15/2013	—	(16,222)	(16,222)
	INR 16,803,800	USD 299,000	Deutsche Bank AG London	7/15/2013	—	(16,864)	(16,864)
	INR 2,602,560	USD 48,000	Goldman Sachs Capital Markets LP	7/15/2013	—	(4,303)	(4,303)
	INR 6,911,340	USD 127,000	HSBC Bank USA	7/15/2013	—	(10,959)	(10,959)
	INR 3,826,900	USD 70,000	JPMorgan Chase Bank	7/15/2013	—	(5,746)	(5,746)
	INR 46,065,910	USD 766,042	UBS AG	10/17/2013	—	(4,273)	(4,273)
	JPY 37,900,000	USD 402,100	Citibank N.A.	7/18/2013	—	(19,943)	(19,943)
	JPY 13,100,000	USD 138,942	Deutsche Bank AG London	7/18/2013	—	(6,851)	(6,851)
	JPY 87,300,000	USD 897,175	Royal Bank of Scotland PLC	7/18/2013	—	(16,903)	(16,903)
	MXN 10,983,050	USD 889,532	JPMorgan Chase Bank	9/18/2013	—	(47,599)	(47,599)
	USD 2,046,813	AUD 2,092,000	Westpac Banking Corp.	7/10/2013	$134,710	—	134,710
	USD 436,548	CAD 445,000	Royal Bank of Canada	9/23/2013	14,261	—	14,261
	USD 289,572	EUR 224,000	Barclays Bank PLC Wholesale	7/2/2013	—	(1,997)	(1,997)
	USD 3,146,586	EUR 2,436,000	Morgan Stanley and Company, Inc.	7/2/2013	—	(24,232)	(24,232)
	USD 2,061,377	EUR 1,575,000	Royal Bank of Scotland PLC	8/2/2013	11,043	—	11,043
	USD 1,153,470	EUR 889,200	Barclays Bank PLC Wholesale	9/13/2013	—	(4,314)	(4,314)
	USD 1,146,559	GBP 738,000	BNP Paribas SA	9/12/2013	24,642	—	24,642
	USD 778,798	INR 46,065,910	UBS AG	7/15/2013	5,351	—	5,351
	USD 150,000	INR 9,055,560	Barclays Capital	10/17/2013	253	—	253
	USD 145,000	INR 8,783,500	Deutsche Bank AG London	10/17/2013	—	(248)	(248)
	USD 10,000	INR 610,200	JPMorgan Chase Bank	10/17/2013	—	(91)	(91)
	USD 4,000	INR 243,960	UBS AG	10/17/2013	—	(34)	(34)
	USD 28,522	JPY 2,800,000	Barclays Bank PLC Wholesale	7/18/2013	289	—	289
	USD 160,284	JPY 15,700,000	Citibank N.A.	7/18/2013	1,976	—	1,976
	USD 238,390	JPY 23,200,000	HSBC Bank USA	7/18/2013	4,457	—	4,457
	USD 189,096	JPY 18,700,000	JPMorgan Chase Bank	7/18/2013	538	—	538
	USD 457,827	JPY 45,200,000	UBS AG	7/18/2013	2,062	—	2,062
	USD 15,900	MXN 210,611	Bank of America N.A.	9/18/2013	—	(245)	(245)
	USD 933,574	MXN 12,105,930	Citibank N.A.	9/18/2013	5,564	—	5,564
	USD 57,823	MXN 773,168	HSBC Bank USA	9/18/2013	—	(1,446)	(1,446)
	USD 22,000	MXN 290,414	JPMorgan Chase Bank	9/18/2013	—	(262)	(262)
	USD 39,177	MXN 524,594	Morgan Stanley and Company, Inc.	9/18/2013	—	(1,037)	(1,037)
					$205,146	($335,389)	($130,243)

Strategic Income Opportunities Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate change and enhance potential gain/income. During the six months ended June 30, 2013, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $619.2 million to $1,334.5 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Strategic Income Opportunities Trust
	AUD 10,765,043	EUR 8,213,044	Royal Bank of Scotland PLC	7/9/2013	—	($410,902)	($410,902)
	AUD 16,906,539	NZD 20,630,000	State Street Bank and Trust Company	7/9/2013	—	(248,094)	(248,094)

74

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Strategic Income Opportunities Trust (continued)
	AUD 26,753,602	USD 24,787,526	Bank of Nova Scotia	7/9/2013	—	($275,078)	($275,078)
	AUD 18,510,000	USD 18,936,772	Deutsche Bank AG London	7/9/2013	—	(1,977,358)	(1,977,358)
	AUD 2,500,000	USD 2,538,075	HSBC BankUSA	7/9/2013	—	(247,500)	(247,500)
	CAD 14,507,926	EUR 10,680,000	Royal Bank of Canada	7/9/2013	—	(48,086)	(48,086)
	CAD 16,646,850	NZD 19,800,000	State Street Bank and Trust Company	7/9/2013	$244,694	—	244,694
	CAD 90,195,380	USD 85,991,147	Bank of Montreal	7/9/2013	—	(207,114)	(207,114)
	CAD 4,600,000	USD 4,440,497	Deutsche Bank AG London	7/9/2013	—	(65,478)	(65,478)
	CAD 2,550,314	USD 2,465,000	J. Aron and Company N.Y.	7/9/2013	—	(39,419)	(39,419)
	CAD 2,502,341	USD 2,430,000	Royal Bank of Canada	7/9/2013	—	(50,045)	(50,045)
	CAD 8,086,787	USD 7,685,014	Bank of Montreal	9/17/2013	—	(6,653)	(6,653)
	CAD 13,823,395	USD 13,130,000	Canadian Imperial Bank of Commerce	9/17/2013	—	(4,759)	(4,759)
	CAD 13,824,774	USD 13,130,000	J. Aron and Company N.Y.	9/17/2013	—	(3,450)	(3,450)
	CAD 6,334,992	USD 6,014,426	Royal Bank of Canada	9/17/2013	616	—	616
	CAD 5,130,155	USD 4,870,000	State Street Bank and Trust Company	9/17/2013	1,056	—	1,056
	EUR 12,510,000	GBP 10,587,477	Royal Bank of Scotland PLC	7/9/2013	87,864	—	87,864
	EUR 10,210,000	SEK 88,044,914	State Street Bank and Trust Company	7/9/2013	104,917	—	104,917
	EUR 4,980,000	USD 6,490,932	Royal Bank of Canada	7/2/2013	—	(12,201)	(12,201)
	EUR 5,047,464	USD 6,583,411	Bank of Montreal	7/9/2013	—	(16,730)	(16,730)
	EUR 3,245,988	USD 4,255,661	Deutsche Bank AG London	7/9/2013	—	(32,676)	(32,676)
	EUR 16,613,737	USD 21,747,382	HSBC BankUSA	7/9/2013	—	(133,139)	(133,139)
	EUR 3,637,896	USD 4,764,261	State Street Bank and Trust Company	7/9/2013	—	(31,409)	(31,409)
	EUR 2,088,395	USD 2,716,313	UBS AG	7/9/2013	660	—	660
	EUR 4,965,000	USD 6,498,738	Canadian Imperial Bank of Commerce	9/17/2013	—	(37,328)	(37,328)
	EUR 9,715,000	USD 12,672,604	J. Aron and Company N.Y.	9/17/2013	—	(29,583)	(29,583)
	EUR 4,850,000	USD 6,350,493	State Street Bank and Trust Company	9/17/2013	—	(38,743)	(38,743)
	GBP 5,447,899	EUR 6,340,000	Canadian Imperial Bank of Commerce	7/9/2013	17,986	—	17,986
	GBP 10,635,877	EUR 12,510,000	Royal Bank of Scotland PLC	7/9/2013	—	(51,065)	(51,065)
	GBP 3,875,000	USD 5,886,125	Canadian Imperial Bank of Commerce	7/9/2013	6,307	—	6,307
	GBP 12,640,000	USD 19,152,594	Deutsche Bank AG London	7/9/2013	68,138	—	68,138
	GBP 45,282,994	USD 70,000,162	HSBC BankUSA	7/9/2013	—	(1,141,597)	(1,141,597)
	GBP 7,515,000	USD 11,382,903	J. Aron and Company N.Y.	7/9/2013	44,613	—	44,613
	GBP 10,355,000	USD 16,230,116	State Street Bank and Trust Company	7/9/2013	—	(484,019)	(484,019)
	GBP 2,470,000	USD 3,712,756	Toronto Dominion Bank	7/9/2013	43,194	—	43,194
	GBP 10,030,000	USD 15,353,309	Deutsche Bank AG London	9/17/2013	—	(108,365)	(108,365)
	GBP 7,765,000	USD 11,855,145	Royal Bank of Canada	9/17/2013	—	(52,853)	(52,853)
	GBP 10,105,000	USD 15,435,705	State Street Bank and Trust Company	9/17/2013	—	(76,766)	(76,766)
	JPY 1,016,454,096	USD 10,393,935	Bank of Nova Scotia	7/9/2013	—	(149,734)	(149,734)
	JPY 522,066,705	USD 5,205,000	Canadian Imperial Bank of Commerce	7/9/2013	56,582	—	56,582
	JPY 773,675,105	USD 7,775,000	J. Aron and Company N.Y.	7/9/2013	22,384	—	22,384
	JPY 261,449,800	USD 2,620,000	Royal Bank of Scotland PLC	7/9/2013	14,988	—	14,988
	JPY 247,294,420	USD 2,495,000	Royal Bank of Scotland PLC	9/17/2013	—	(1,869)	(1,869)
	MXN 128,860,000	CAD 10,733,861	Bank of Nova Scotia	7/9/2013	—	(148,774)	(148,774)
	MXN 65,120,580	USD 5,055,000	Bank of Nova Scotia	7/9/2013	—	(46,217)	(46,217)
	MXN 31,768,100	USD 2,600,000	Royal Bank of Scotland PLC	7/9/2013	—	(156,540)	(156,540)
	MXN 129,642,592	USD 9,735,742	Bank of Nova Scotia	9/17/2013	174,646	—	174,646
	NOK 50,892,383	USD 8,331,404	Deutsche Bank AG London	7/9/2013	20,927	—	20,927
	NZD 14,810,000	CAD 12,447,077	Bank of Montreal	7/9/2013	—	(180,919)	(180,919)
	NZD 73,900,000	CAD 61,878,770	Toronto Dominion Bank	7/9/2013	—	(793,127)	(793,127)
	NZD 556,183	USD 430,208	Deutsche Bank AG London	7/9/2013	786	—	786
	SEK 89,082,761	EUR 10,210,000	State Street Bank and Trust Company	7/9/2013	—	(27,865)	(27,865)
	SEK 55,003,718	USD 8,183,250	Deutsche Bank AG London	7/9/2013	—	(16,094)	(16,094)
	SGD 2,707,441	USD 2,150,000	HSBC BankUSA	7/9/2013	—	(15,181)	(15,181)
	SGD 17,168,938	USD 13,542,308	UBS AG	7/9/2013	—	(4,588)	(4,588)
	USD 60,533,735	AUD 59,099,392	Bank of Nova Scotia	7/9/2013	6,385,107	—	6,385,107
	USD 2,549,875	AUD 2,500,000	HSBC BankUSA	7/9/2013	259,300	—	259,300
	USD 24,115,870	AUD 26,218,602	Bank of Nova Scotia	9/17/2013	215,343	—	215,343
	USD 66,066,703	CAD 67,870,050	Bank of Montreal	7/9/2013	1,516,096	—	1,516,096
	USD 2,465,000	CAD 2,538,876	J. Aron and Company N.Y.	7/9/2013	50,297	—	50,297
	USD 2,430,000	CAD 2,486,643	Royal Bank of Canada	7/9/2013	64,975	—	64,975
	USD 85,104,195	CAD 89,435,999	Bank of Montreal	9/17/2013	185,185	—	185,185
	USD 4,870,000	CAD 5,111,309	Royal Bank of Canada	9/17/2013	16,839	—	16,839
	USD 4,870,000	CAD 5,115,107	State Street Bank and Trust Company	9/17/2013	13,233	—	13,233
	USD 6,511,350	EUR 4,980,000	Royal Bank of Canada	7/2/2013	32,619	—	32,619

75

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Strategic Income Opportunities Trust (continued)
	USD 6,502,710	EUR 4,965,000	Canadian Imperial Bank of Commerce	7/9/2013	$43,314	—	$43,314
	USD 1,210,560	EUR 926,958	Deutsche Bank AG London	7/9/2013	4,601	—	4,601
	USD 9,552,366	EUR 7,275,000	J. Aron and Company N.Y.	7/9/2013	87,691	—	87,691
	USD 6,355,173	EUR 4,850,000	State Street Bank and Trust Company	7/9/2013	45,390	—	45,390
	USD 21,754,359	EUR 16,613,737	HSBC BankUSA	9/17/2013	133,378	—	133,378
	USD 3,174,733	EUR 2,440,000	J. Aron and Company N.Y.	9/17/2013	—	($663)	(663)
	USD 31,464,316	GBP 20,648,993	Bank of Nova Scotia	7/9/2013	64,890	—	64,890
	USD 5,933,680	GBP 3,875,000	Canadian Imperial Bank of Commerce	7/9/2013	41,248	—	41,248
	USD 31,322,085	GBP 20,627,150	Deutsche Bank AG London	7/9/2013	—	(44,126)	(44,126)
	USD 26,588,262	GBP 17,035,000	HSBC BankUSA	7/9/2013	684,373	—	684,373
	USD 7,457,969	GBP 4,935,000	J. Aron and Company N.Y.	7/9/2013	—	(46,327)	(46,327)
	USD 7,841,905	GBP 5,150,000	Royal Bank of Canada	7/9/2013	10,673	—	10,673
	USD 15,380,558	GBP 10,145,000	State Street Bank and Trust Company	7/9/2013	—	(46,208)	(46,208)
	USD 3,722,290	GBP 2,470,000	Toronto Dominion Bank	7/9/2013	—	(33,660)	(33,660)
	USD 43,538,350	GBP 28,247,994	HSBC BankUSA	9/17/2013	603,248	—	603,248
	USD 5,205,000	JPY 516,121,560	Canadian Imperial Bank of Commerce	7/9/2013	3,336	—	3,336
	USD 7,775,000	JPY 766,085,345	J. Aron and Company N.Y.	7/9/2013	54,108	—	54,108
	USD 2,620,000	JPY 259,851,600	Royal Bank of Scotland PLC	7/9/2013	1,119	—	1,119
	USD 10,200,000	JPY 1,031,587,200	Toronto Dominion Bank	7/9/2013	—	(196,718)	(196,718)
	USD 10,397,231	JPY 1,016,454,096	Bank of Nova Scotia	9/17/2013	149,715	—	149,715
	USD 2,495,000	JPY 245,480,555	Royal Bank of Scotland PLC	9/17/2013	20,155	—	20,155
	USD 12,338,042	MXN 161,318,680	Bank of Nova Scotia	7/9/2013	—	(69,866)	(69,866)
	USD 2,495,000	MXN 32,765,588	Bank of Nova Scotia	9/17/2013	—	(9,730)	(9,730)
	USD 8,747,853	NOK 50,892,383	Bank of Nova Scotia	7/9/2013	395,522	—	395,522
	USD 8,309,232	NOK 50,892,383	Deutsche Bank AG London	9/17/2013	—	(22,497)	(22,497)
	USD 18,247,240	NZD 21,732,477	Bank of Nova Scotia	7/9/2013	1,406,452	—	1,406,452
	USD 1,243,435	NZD 1,486,473	Royal Bank of Canada	7/9/2013	91,547	—	91,547
	USD 1,252,768	NZD 1,477,233	State Street Bank and Trust Company	7/9/2013	108,040	—	108,040
	USD 428,094	NZD 556,183	Deutsche Bank AG London	9/17/2013	—	(769)	(769)
	USD 8,516,134	SEK 55,522,641	Bank of Montreal	7/9/2013	271,926	—	271,926
	USD 8,169,880	SEK 55,003,718	Deutsche Bank AG London	9/17/2013	15,326	—	15,326
	USD 2,250,000	SGD 2,843,415	HSBC BankUSA	7/9/2013	7,965	—	7,965
	USD 13,789,864	SGD 17,032,964	UBS AG	7/9/2013	359,360	—	359,360
	USD 13,541,667	SGD 17,168,938	UBS AG	9/17/2013	2,469	—	2,469
					$14,255,198	($7,841,882)	$6,413,316

Total Return Trust

The portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currency and to maintain diversity and liquidity of the portfolio. During the six months ended June 30, 2013, the portfolio held forward foreign currency contracts with USD notional values ranging from approximately $548.4 million to $962.5 million, as measured at each quarter end.

Portfolio	Contract to Buy	Contract to Sell	Broker Name	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Return Trust
	BRL 40,112,758	USD 19,742,473	UBS AG	8/2/2013	—	($1,887,998)	($1,887,998)
	CAD 631,936	USD 600,000	Goldman Sachs Capital Markets LP	9/23/2013	—	(318)	(318)
	EUR 14,721,000	USD 19,467,728	Bank of America N.A.	7/2/2013	—	(306,146)	(306,146)
	EUR 29,643,000	USD 38,356,490	Barclays Bank PLC Wholesale	7/2/2013	$228,305	—	228,305
	EUR 15,998,000	USD 20,904,065	Citibank N.A.	7/2/2013	—	(80,277)	(80,277)
	EUR 36,307,000	USD 47,984,678	Deutsche Bank AG London	7/2/2013	—	(725,692)	(725,692)
	EUR 5,873,000	USD 7,832,350	HSBC Bank USA	7/2/2013	—	(187,763)	(187,763)
	EUR 5,901,000	USD 7,758,607	JPMorgan Chase Bank	7/2/2013	—	(77,573)	(77,573)
	EUR 109,658,000	USD 145,579,548	Morgan Stanley and Company, Inc.	7/2/2013	—	(2,843,273)	(2,843,273)
	EUR 1,771,000	USD 2,317,531	Royal Bank of Scotland PLC	7/2/2013	—	(12,309)	(12,309)
	EUR 1,764,000	USD 2,310,904	Barclays Bank PLC Wholesale	8/2/2013	—	(14,529)	(14,529)
	EUR 7,867,000	USD 10,293,230	BNP Paribas SA	8/2/2013	—	(51,974)	(51,974)
	EUR 12,407,000	USD 16,638,904	JPMorgan Chase Bank	9/17/2013	—	(484,042)	(484,042)
	GBP 1,895,000	USD 2,972,421	Citibank N.A.	9/12/2013	—	(91,618)	(91,618)
	GBP 1,000,000	USD 1,555,398	Deutsche Bank AG London	9/12/2013	—	(35,185)	(35,185)
	GBP 700,000	USD 1,097,072	HSBC Bank USA	9/12/2013	—	(32,923)	(32,923)
	IDR 992,000,000	USD 100,000	BNP Paribas SA	8/12/2013	—	(450)	(450)
	IDR 5,952,000,000	USD 600,000	JPMorgan Chase Bank	8/12/2013	—	(2,698)	(2,698)
	JPY 230,500,000	USD 2,364,910	Barclays Bank PLC Wholesale	7/18/2013	—	(40,708)	(40,708)

76

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Contract to Buy	Contract to Sell	Broker Name	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Return Trust (continued)
	JPY 980,200,000	USD 10,203,379	Deutsche Bank AG London	7/18/2013	—	($319,721)	($319,721)
	JPY 493,200,000	USD 5,181,353	JPMorgan Chase Bank	7/18/2013	—	(208,265)	(208,265)
	MXN 145,291	USD 11,255	Bank of America N.A.	9/18/2013	—	(118)	(118)
	MXN 277,929	USD 21,374	BNP Paribas SA	9/18/2013	—	(68)	(68)
	MXN 400,615,002	USD 32,457,252	JPMorgan Chase Bank	9/18/2013	—	(1,747,136)	(1,747,136)
	MXN 586,638	USD 45,893	Morgan Stanley and Company, Inc.	9/18/2013	—	(923)	(923)
	MXN 563,747	USD 43,236	UBS AG	9/18/2013	—	(21)	(21)
	MYR 4,566,600	USD 1,500,000	Barclays Capital	7/15/2013	—	(55,891)	(55,891)
	USD 108,727,930	CAD 110,940,000	Citibank N.A.	9/23/2013	$3,450,202	—	3,450,202
	USD 745,138	EUR 556,000	Deutsche Bank AG London	7/2/2013	21,421	—	21,421
	USD 141,645,458	EUR 109,658,000	Morgan Stanley and Company, Inc.	7/2/2013	—	(1,090,818)	(1,090,818)
	USD 145,579,548	EUR 109,658,000	UBS AG	7/2/2013	2,843,273	—	2,843,273
	USD 125,763	EUR 96,000	Barclays Bank PLC Wholesale	8/2/2013	791	—	791
	USD 2,317,904	EUR 1,771,000	Royal Bank of Scotland PLC	8/2/2013	12,417	—	12,417
	USD 3,281,785	EUR 2,600,000	BNP Paribas SA	8/14/2013	—	(103,079)	(103,079)
	USD 7,538,400	EUR 6,000,000	Bank of America N.A.	9/4/2013	—	(273,574)	(273,574)
	USD 12,371,226	EUR 9,800,000	UBS AG	9/4/2013	—	(388,332)	(388,332)
	USD 4,977,358	EUR 3,789,458	UBS AG	9/20/2013	43,124	—	43,124
	USD 1,768,746	EUR 1,400,000	BNP Paribas SA	4/1/2014	—	(56,156)	(56,156)
	USD 1,267,350	EUR 1,000,000	Citibank N.A.	4/1/2014	—	(36,151)	(36,151)
	USD 2,529,060	EUR 2,000,000	BNP Paribas SA	6/2/2014	—	(79,112)	(79,112)
	USD 2,028,800	EUR 1,600,000	Credit Suisse International	6/2/2014	—	(57,737)	(57,737)
	USD 1,771,000	EUR 1,400,000	BNP Paribas SA	7/1/2014	—	(55,104)	(55,104)
	USD 1,139,040	EUR 900,000	BNP Paribas SA	8/1/2014	—	(35,227)	(35,227)
	USD 4,831,705	GBP 3,110,000	BNP Paribas SA	9/12/2013	103,844	—	103,844
	USD 701,060	IDR 6,944,000,000	Deutsche Bank AG London	8/12/2013	4,208	—	4,208
	USD 270,862	JPY 26,400,000	Barclays Bank PLC Wholesale	7/18/2013	4,662	—	4,662
	USD 1,825,477	JPY 178,800,000	BNP Paribas SA	7/18/2013	22,582	—	22,582
	USD 610,027	JPY 59,700,000	Morgan Stanley and Company, Inc.	7/18/2013	8,054	—	8,054
	USD 14,607,808	JPY 1,442,188,000	UBS AG	7/18/2013	65,783	—	65,783
	USD 2,261,473	MXN 29,371,601	Bank of America N.A.	9/18/2013	9,921	—	9,921
	USD 303,000	MXN 3,960,665	BNP Paribas SA	9/18/2013	—	(614)	(614)
	USD 4,636,000	MXN 60,072,787	HSBC Bank USA	9/18/2013	30,975	—	30,975
	USD 884,000	MXN 11,414,238	JPMorgan Chase Bank	9/18/2013	9,014	—	9,014
	USD 1,856,000	MXN 24,336,758	Morgan Stanley and Company, Inc.	9/18/2013	—	(9,593)	(9,593)
	USD 852,900	MXN 11,321,232	UBS AG	9/18/2013	—	(14,957)	(14,957)
	USD 333,736	MYR 1,034,750	Deutsche Bank AG London	7/15/2013	6,514	—	6,514
	USD 200,000	MYR 618,600	HSBC Bank USA	7/15/2013	4,378	—	4,378
	USD 300,000	MYR 927,750	JPMorgan Chase Bank	7/15/2013	6,615	—	6,615
	USD 640,744	MYR 1,985,500	UBS AG	7/15/2013	12,864	—	12,864
					$6,888,947	($11,408,073)	($4,519,126)

Options.  There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of Assets and Liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, the portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the portfolio.

During the six months ended June 30, 2013, Global Bond Trust, Real Return Bond Trust and Total Return Trust used purchased options to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio. High Yield Trust used purchased options to manage against potential credit events. Strategic Income Opportunities Trust used purchased options to manage against anticipated currency exchange rates. The following table summarizes the approximate range of market value of purchased options held by the portfolios during the six months ended June 30, 2013, as measured at each quarter end.

77

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Market Value Range
Global Bond Trust	$119,900 to $943,700
High Yield Trust	$22,000 to $310,200
Real Return Bond Trust	$12,900 to $14,100
Strategic Income Opportunities Trust	$164,700 to $740,300
Total Return Trust	up to $403,100

The following tables summarize the portfolios’ written options activities during the six months ended June 30, 2013. In addition, the tables detail how the portfolios used written option contracts held during the six months ended June 30, 2013.

	Number of Contracts/Notional	Premiums Received
Global Bond Trust
Outstanding, beginning of period	227,800,000	$3,672,423
Options written	1,900,184,936	3,127,307
Option closed	(473,735,547)	(3,695,419)
Options exercised	(99,558,047)	(1,042,513)
Options expired	(842)	(398,335)
Outstanding, end of period	1,554,690,500	$1,663,463

High Yield Trust
Outstanding, beginning of period	30,920,000	$165,984
Options written	23,200,000	150,080
Option closed	—	—
Options exercised	(17,200,000)	(111,210)
Options expired	(31,020,000)	(178,894)
Outstanding, end of period	5,900,000	$25,960

Real Return Bond Trust
Outstanding, beginning of period	24,200,000	$215,591
Options written	147,700,010	222,986
Option closed	(7,000,000)	(57,299)
Options exercised	(3,600,000)	(30,560)
Options expired	(125,800,000)	(134,846)
Outstanding, end of period	35,500,010	$215,872

Total Return Trust
Outstanding, beginning of period	586,500,000	$2,823,503
Options written	1,350,200,590	3,784,298
Option closed	(827,800,000)	(2,429,654)
Options exercised	(13,400,000)	(16,415)
Options expired	(47,600,000)	(354,465)
Outstanding, end of period	1,047,900,590	$3,807,267

Options on Exchange-Traded Futures Contracts

Real Return Bond Trust

The portfolio used written options to manage duration and manage against anticipated interest rate changes.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Real Return Bond Trust	CALLS
	U.S. Treasury 10-Year Note Futures	$133.00	Aug 2013	5	$1,670	($156)
				5	$1,670	($156)

	PUTS
	U.S. Treasury 10-Year Note Futures	$129.00	Aug 2013	5	$2,803	($13,984)
				5	$2,803	($13,984)

Total Return Trust

The portfolio used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Total Return Trust	CALLS
	German Euro BUND Futures	$148.00	Aug 2013	23	$12,176	($1,198)
	U.S. Treasury 10-Year Note Futures	133.00	Aug 2013	272	80,296	(8,500)
				295	$92,472	($9,698)

78

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Total Return Trust, continued	PUTS
	German Euro BUND Futures	$142.00	Aug 2013	23	$22,410	($50,296)
	U.S. Treasury 10-Year Note Futures	129.00	Aug 2013	272	158,140	(760,750)
				295	$180,550	($811,046)

Foreign Currency Options (OTC)

Global Bond Trust

The portfolio used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	CALLS
	U.S. Dollar versus Mexican Peso	Bank of America N.A.	$12.85	Jul 2013	USD	1,110,000	$9,269	($19,000)
	U.S. Dollar versus Mexican Peso	Morgan Stanley Capital Group, Inc.	12.66	Jul 2013	USD	210,000	1,745	(6,115)
	U.S. Dollar versus South African Rand	JPMorgan Chase Bank N.A.	9.87	Jul 2013	USD	1,128,500	9,479	(21,365)
	U.S. Dollar versus South African Rand	UBS AG	9.70	Jul 2013	USD	342,000	3,480	(9,906)
						2,790,500	$23,973	($56,386)

Real Return Bond Trust

The portfolio used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	PUTS
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$95.00	Jul 2013	USD	400,000	$3,540	($149)
	U.S. Dollar versus Japanese Yen	BNP Paribas	95.00	Jul 2013	USD	400,000	3,800	(149)
						800,000	$7,340	($298)

Total Return Trust

The portfolio used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.

Portfolio	Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	PUTS
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$95.00	Jul 2013	USD	10,200,000	$96,760	($3,794)
	U.S. Dollar versus Japanese Yen	BNP Paribas	95.00	Jul 2013	USD	13,200,000	104,009	(4,910)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	96.00	Aug 2013	USD	4,100,000	24,231	(36,310)
						27,500,000	$225,000	($45,014)

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Trust

The portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust	CALLS
	1-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	10,000,000	$18,118	($12,118)
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	12,400,000	23,871	(15,027)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	1.80%	Jul 2013	USD	4,400,000	19,620	(13)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD-LIBOR	Receive	1.80%	Jul 2013	USD	8,000,000	32,390	(24)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	1.80%	Jul 2013	USD	19,100,000	88,605	(57)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	1.80%	Jul 2013	USD	8,600,000	34,400	(26)
								62,500,000	$217,004	($27,265)
	PUTS
	1-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	10,000,000	$20,383	($29,001)
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	12,400,000	23,871	(35,961)
	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	19,900,000	41,559	(847)
	2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	8,400,000	14,338	(358)
	2-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	5,900,000	11,627	(251)
	2-Year Interest Rate Swap	HSBC Bank USA, N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	3,900,000	6,840	(166)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD-LIBOR	Receive	1.40%	Sep 2013	USD	6,400,000	16,698	(101,485)

79

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Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Trust, continued	PUTS
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD-LIBOR	Receive	2.50%	Sep 2015	USD	30,000,000	$570,000	($1,172,100)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	2.50%	Sep 2015	USD	15,100,000	284,622	(589,957)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	1.40%	Sep 2013	USD	5,200,000	17,260	(82,456)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	1.45%	Sep 2013	USD	7,800,000	39,390	(110,705)
	10-Year Interest Rate Swap	Credit Suisse International	3-Month JPY-LIBOR	Receive	1.00%	Jul 2013	JPY	660,000,000	35,654	(45,504)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD-LIBOR	Receive	2.65%	Jul 2013	USD	2,400,000	9,660	(36,019)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD-LIBOR	Receive	2.90%	Sep 2013	USD	5,600,000	97,118	(97,118)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	2.90%	Sep 2013	USD	5,800,000	100,375	(100,376)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month JPY-LIBOR	Receive	1.05%	Jul 2013	JPY	400,000,000	22,746	(17,536)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	2.65%	Jul 2013	USD	6,300,000	42,210	(94,550)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month JPY-LIBOR	Receive	1.05%	Aug 2013	JPY	280,000,000	19,795	(24,573)
								1,485,100,000	$1,374,146	($2,538,963)

Real Return Bond Trust

The portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	CALLS
	3-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.60%	Jul 2013	USD	700,000	$2,415	—
	3-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	1.60%	Jul 2013	USD	2,700,000	4,860	—
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	300,000	210	($8)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	200,000	140	(5)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	1,300,000	780	(35)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	700,000	2,400	(2)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	600,000	2,700	(2)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	800,000	4,090	(2)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	600,000	2,020	(2)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	900,000	4,145	(3)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	500,000	1,708	(2)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.90%	Sep 2013	USD	300,000	945	(62)
								9,600,000	$26,413	($123)
	PUTS
	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	1,200,000	$2,419	($51)
	2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	400,000	683	(17)
	2-Year Interest Rate Swap	Credit Suisee International	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	700,000	1,379	(30)
	3-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.60%	Jul 2013	USD	700,000	2,415	(14,783)
	3-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	1.60%	Jul 2013	USD	2,700,000	13,500	(57,020)
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	1,200,000	6,121	(654)
	5-Year Interest Rate Swap	Citibank N.A.	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	200,000	901	(109)
	5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	300,000	1,543	(164)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	100,000	590	(55)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	800,000	2,084	(12,686)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	300,000	750	(6,480)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	500,000	1,700	(7,929)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	200,000	540	(4,320)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	1,300,000	3,190	(28,080)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.45%	Sep 2013	USD	2,100,000	10,644	(29,804)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	1.50%	Oct 2013	USD	2,100,000	5,800	(37,439)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.85%	Apr 2014	USD	3,000,000	36,000	(20,004)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	400,000	1,080	(6,003)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	500,000	2,135	(7,504)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.40%	Sep 2013	USD	300,000	2,160	(11,307)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.90%	Sep 2013	USD	900,000	15,608	(15,608)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.90%	Sep 2013	USD	2,300,000	39,804	(39,804)
								22,200,000	$151,046	($299,851)

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Total Return Trust

The portfolio used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Total Return Trust	CALLS
	1-Year Interest Rate Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	17,800,000	$33,264	($21,571)
	1-Year Interest Rate Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	8,506	(5,332)
	1-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	9,073	(5,332)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	0.80%	Sep 2013	USD	16,400,000	9,840	(672)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	12,400,000	8,680	(335)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	42,500,000	23,360	(1,147)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.00%	Sep 2013	USD	23,000,000	23,000	(4,577)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.10%	Sep 2013	USD	112,500,000	135,000	(46,800)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	16,200,000	6,480	(437)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	3,300,000	13,200	(10)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	3,400,000	16,320	(10)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	9,100,000	18,200	(27)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	37,700,000	181,400	(113)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	22,500,000	81,713	(67)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	13,300,000	70,105	(40)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	17,500,000	55,812	(53)
								356,400,000	$693,953	($86,523)
	PUTS
	1-Year Interest Rate Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	17,800,000	$39,573	($51,621)
	1-Year Interest Rate Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	9,640	(12,760)
	1-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	4,400,000	9,073	(12,760)
	2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.20%	Jul 2013	USD	36,800,000	259,725	(4)
	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	11,400,000	25,363	(485)
	2-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	6,900,000	13,260	(294)
	2-Year Interest Rate Swap	HSBC Bank USA	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	2,100,000	3,683	(89)
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	5,800,000	31,318	(3,163)
	5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	2,400,000	12,563	(1,309)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	24,300,000	62,949	(385,325)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.00%	Sep 2013	USD	16,400,000	96,760	(538,822)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	20,700,000	68,610	(328,240)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	12,400,000	33,480	(267,840)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	42,500,000	108,435	(918,000)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.45%	Sep 2013	USD	86,900,000	427,375	(1,233,372)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.65%	Sep 2013	USD	112,500,000	270,000	(999,338)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.10%	Sep 2013	USD	16,200,000	62,370	(456,694)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	1.50%	Oct 2013	USD	68,700,000	189,185	(1,224,784)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	3,300,000	22,110	(49,526)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	3,400,000	23,800	(51,027)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	9,100,000	57,330	(136,573)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, LP	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	37,700,000	146,330	(565,802)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	22,500,000	77,877	(337,680)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	13,300,000	92,490	(199,606)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	17,500,000	55,993	(262,640)
								599,400,000	$2,199,292	($8,037,754)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into a credit default swap.

High Yield Trust

The portfolio used credit default swaptions to manage against potential credit events.

Portfolio	Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
High Yield Trust	PUTS
	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.20	Sell	100.0%	Jul 2013	USD	5,900,000	$25,960	($17,669)
								5,900,000	$25,960	($17,669)

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Total Return Trust

The portfolio used credit default swaptions to manage against potential credit events.

Portfolio	Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Total Return Trust	CALLS
	5-Year Credit Default Swap	Bank of America N.A.	CDX.IG20	Sell	0.65%	Sep 2013	USD	8,800,000	$4,400	($3,177)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG20	Sell	0.65%	Sep 2013	USD	8,800,000	6,160	(3,177)
	5-Year Credit Default Swap	Citibank N.A.	CDX.IG20	Sell	0.70%	Sep 2013	USD	5,000,000	4,250	(3,571)
								22,600,000	$14,810	($9,925)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor”.

Global Bond Trust

The portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Value
Global Bond Trust	Floor-OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	9/29/2020	USD	2,000,000	$25,800	($3,274)
	Floor-OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	10/13/2020	USD	2,300,000	22,540	(4,197)
							4,300,000	$48,340	($7,471)

Real Return Bond Trust

The portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Value
Real Return Bond Trust	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Apr 2020	USD	2,600,000	$23,160	($4,067)
	Floor-OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Sep 2020	USD	200,000	2,580	(327)
	Floor-OTC CPURNSA Index	BNP Paribas	0*	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Mar 2018	USD	100,000	860	(309)
							2,900,000	$26,600	($4,703)

*	The floor level is zero. The starting index value will be determined in March 2014, using the index value from December 2013.

Total Return Trust

The portfolio used inflation floors to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased.

Portfolio	Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Value
Total Return Trust	Floor-OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Mar 2020	USD	7,500,000	$63,460	($11,696)
	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Mar 2020	USD	2,600,000	19,500	(4,132)
	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Apr 2020	USD	17,900,000	159,640	(27,998)
	Floor-OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Sep 2020	USD	6,900,000	89,010	(11,295)
	Floor-OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10]— (Index Final/Index Initial)) or $0	Oct 2020	USD	7,100,000	69,580	(12,956)
							42,000,000	$401,190	($68,077)

Swaps.  The portfolios may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

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Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of Assets and Liabilities. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by a portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps.  Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table summarizes the interest rate swap contracts held at June 30, 2013, and the range of notional contract amounts held by the portfolios during the six months ended June 30, 2013. In addition, the tables detail how the portfolios used interest rate swap contracts during the six months ended June 30, 2013.

Global Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration, and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held interest rate swaps with total USD notional amounts ranging from approximately $39.1 million to $325.9 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	3,174,104	BRL	$2,292,934	CDI	Fixed 8.910%	Jan 2017	($31,937)	($57,152)	($89,089)
	Bank of America N.A.	3,398,420	BRL	2,537,057	CDI	Fixed 9.530%	Jan 2017	—	(71,058)	(71,058)
	Barclays Capital	5,200,000	MXN	409,152	MXN-TIIE-Banxico	Fixed 5.750%	Feb 2023	(4,185)	(19,817)	(24,002)
	Deutsche Bank AG	4,400,000	MXN	333,410	MXN-TIIE-Banxico	Fixed 5.000%	Jun 2018	(5,805)	(4,473)	(10,278)
	HSBC Bank USA	7,300,000	MXN	574,387	MXN-TIIE-Banxico	Fixed 5.750%	Feb 2023	(4,991)	(28,704)	(33,695)
	Morgan Stanley Capital Services, Inc.	600,000	MXN	49,384	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	(330)	2,229	1,899
	Morgan Stanley Capital Services, Inc.	34,400,000	MXN	2,606,663	MXN-TIIE-Banxico	Fixed 5.000%	Jun 2018	(46,381)	(33,976)	(80,357)

Exchange Cleared Swaps
		8,800,000	EUR	11,719,395	EUR-EURIBOR-Reuters	Fixed 0.750%	Mar 2015	938	6,977	7,915
		72,300,000	GBP	115,553,380	GBP -LIBOR-BBA	Fixed 1.000%	Jun 2015	127,075	(43,612)	83,463
		1,200,000,000	JPY	12,710,518	JPY-LIBOR-BBA	Fixed 1.000%	Sep 2023	367,096	(438,118)	(71,022)
		9,000,000	USD	9,000,000	Fixed 1.700%	3-Month USD LIBOR	Mar 2018	(100,742)	(36,013)	(136,755)
		2,700,000	CAD	2,623,779	Fixed 2.300%	CAD -BA-CDOR	Jun 2023	43,530	99,191	142,721
		1,310,000,000	JPY	13,486,624	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	(121,843)	(469,028)	(590,871)
				$173,896,683				$222,425	($1,093,554)	($871,129)

Investment Quality Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes. During the six months ended June 30, 2013, the portfolio held interest rate swaps with total USD notional amounts as represented below, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	JPMorgan Chase Bank	5,100,000	USD	$5,100,000	Fixed 4.3175%	3-Month USD LIBOR	Dec 2028	—	($755,015)	($755,015)
	JPMorgan Chase Bank	2,100,000	USD	2,100,000	Fixed 3.425%	3-Month USD LIBOR	Jun 2039	—	(6,961)	(6,961)
				$7,200,000				—	($761,976)	($761,976)

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Real Return Bond Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration, and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held interest rate swaps with total USD notional amounts ranging from approximately $14.8 million to $18.4 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	Deutsche Bank AG	1,506,386	BRL	$918,836	CDI	Fixed 8.485%	Jan 2015	($412)	($10,674)	($11,086)
	Goldman Sachs	3,791,519	BRL	2,289,488	CDI	Fixed 8.150%	Jan 2015	(11,457)	(24,725)	(36,182)
	Goldman Sachs	1,261,161	BRL	755,287	CDI	Fixed 8.255%	Jan 2015	1,893	(9,782)	(7,889)
	HSBC Bank USA	1,329,880	BRL	785,006	CDI	Fixed 8.825%	Jan 2015	9,323	(9,225)	98
	Morgan Stanley Capital Services	5,486,320	BRL	3,919,319	CDI	Fixed 8.220%	Jan 2017	(435)	(211,026)	(211,461)
	Morgan Stanley Capital Services	84,052	BRL	51,125	CDI	Fixed 8.270%	Jan 2015	(163)	(582)	(745)
	UBS AG	2,617,950	BRL	1,879,473	CDI	Fixed 8.150%	Jan 2017	—	(103,980)	(103,980)
	UBS AG	2,673,977	BRL	1,612,091	CDI	Fixed 8.560%	Jan 2015	2,414	(20,687)	(18,273)
Exchange Cleared Swaps
		2,600,000	USD	2,600,000	Fixed 2.750%	3-Month USD LIBOR	Jun 2043	153,642	200,258	353,900
				$14,810,625				$154,805	($190,423)	($35,618)

Total Return Trust

The portfolio used interest rate swaps to manage against anticipated interest rate changes, manage duration, and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held interest rate swaps with total USD notional amounts ranging from approximately $708.4 million to $848.1 million, as measured at each quarter end.

Portfolio	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust
	Bank of America N.A.	2,467,308	BRL	$1,883,986	CDI	Fixed 8.860%	Jan 2017	$2,973	($64,652)	($61,679)
	Bank of America N.A.	300,000	MXN	23,228	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	(405)	(1,239)	(1,644)
	Barclays Bank PLC	341,700,000	MXN	25,180,510	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	104,581	306,223	410,804
	Barclays Bank PLC	87,000,000	MXN	6,291,655	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(40,215)	53,279	13,064
	Barclays Bank PLC	1,800,000	MXN	139,367	MXN-TIIE-Banxico	Fixed 5.000%	Sep 2017	(887)	(1,520)	(2,407)
	Barclays Bank PLC	100,000	MXN	7,757	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	(286)	(204)	(490)
	Barclays Bank PLC	200,000	MXN	15,512	MXN-TIIE-Banxico	Fixed 6.000%	Jun 2023	(347)	(341)	(688)
	BNP Paribas	100,000	MXN	7,877	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	(128)	(362)	(490)
	Deutsche Bank AG	1,923,481	BRL	1,509,814	CDI	Fixed 9.130%	Jan 2017	10,747	(59,476)	(48,729)
	Deutsche Bank AG	200,000	MXN	15,676	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	(336)	(645)	(981)
	Goldman Sachs	1,862,402	BRL	1,438,670	CDI	Fixed 9.095%	Jan 2017	—	(48,915)	(48,915)
	Goldman Sachs	200,000	MXN	15,555	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	(484)	(497)	(981)
	HSBC Bank USA	2,456,956	BRL	1,909,548	CDI	Fixed 8.950%	Jan 2017	(16)	(68,762)	(68,778)
	HSBC Bank USA	248,800,000	MXN	19,069,343	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	61,140	237,976	299,116
	HSBC Bank USA	40,000,000	MXN	2,868,671	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(13,641)	19,647	6,006
	HSBC Bank USA	5,200,000	MXN	403,791	MXN-TIIE-Banxico	Fixed 5.000%	Sep 2017	(2,821)	(4,133)	(6,954)
	HSBC Bank USA	11,800,000	MXN	921,594	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	(20,751)	(43,929)	(64,680)
	HSBC Bank USA	7,800,000	MXN	611,285	MXN-TIIE-Banxico	Fixed 4.750%	Feb 2018	(5,835)	(15,694)	(21,529)
	HSBC Bank USA	300,000	MXN	23,631	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	(478)	(993)	(1,471)
	HSBC Bank USA	92,000,000	MXN	7,135,517	MXN-TIIE-Banxico	Fixed 5.000%	Jun 2018	(146,090)	(68,819)	(214,909)
	JPMorgan Chase Bank, N.A.	300,000	MXN	22,662	MXN-TIIE-Banxico	Fixed 6.000%	Jun 2023	(1,097)	65	(1,032)
	Morgan Stanley Capital Services, Inc.	1,281,723	BRL	1,005,278	CDI	Fixed 9.140%	Jan 2017	6,566	(39,188)	(32,622)
	Morgan Stanley Capital Services, Inc.	13,600,000	MXN	1,105,893	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	1,768	14,582	16,350
	Morgan Stanley Capital Services, Inc.	11,100,000	MXN	906,274	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	2,156	(273)	1,883
	Morgan Stanley Capital Services, Inc.	50,000,000	MXN	3,608,427	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(18,090)	25,598	7,508
	Morgan Stanley Capital Services, Inc.	22,000,000	MXN	1,706,913	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	(49,173)	(71,417)	(120,590)
	Morgan Stanley Capital Services, Inc.	60,000,000	MXN	4,653,598	MXN-TIIE-Banxico	Fixed 5.000%	Jun 2018	(96,755)	(43,403)	(140,158)
	UBS AG	2,786,740	BRL	2,151,074	CDI	Fixed 8.900%	Jan 2017	369	(79,058)	(78,689)

Exchange Cleared Swaps
		87,400,000	USD	87,400,000	Fixed 4.250%	3-Month USD LIBOR	Jun 2041	(22,008,019)	8,170,544	(13,837,475)
		376,400,000	USD	376,400,000	3-Month USD LIBOR	Fixed 1.500%	Mar 2016	2,902,377	(1,609,443)	1,292,934
		177,600,000	USD	177,600,000	Fixed 2.750%	3-Month USD LIBOR	Jun 2043	12,575,128	11,598,966	24,174,094
		122,100,000	USD	122,100,000	Federal Fund Effective Rate US	Fixed 1.000%	Oct 2017	(143,913)	(1,779,284)	(1,923,197)
				$848,133,106				($6,881,962)	$16,424,633	$9,542,671

The following are abbreviations for the tables above:

CDI Brazil Interbank Deposit Rate
LIBOR London Interbank Offered Rate
TIIE Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

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Currency swaps.  A currency swap is an agreement between a portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following tables summarize the contracts held at June 30, 2013, and the range of notional contracts amounts held by the portfolio during the six months ended June 30, 2013. In addition, the table details how the portfolio used currency swap contracts during the period ended June 30, 2013.

Global Bond Trust

The portfolio used currency swaps to manage against anticipated interest rate changes. During the six months ended June 30, 2013, the portfolio held currency swaps with total USD notional amounts ranging from approximately $37.9 million to $47.7 million, as measured at each quarter end.

Portfolio	Counterparty	Receive	Pay	Maturity Date*	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Deutsche Bank AG	Floating rate equal to 3 month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3 month JPY-LIBOR less 0.6225% based on the notional amount of currency received	Jul 2014	$37,926,675	JPY	3,000,000,000	—	($74,345)	($74,345)
								—	($74,345)	($74,345)

*	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which they may act as either Buyer or Seller. By acting as the Seller, the portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held at June 30, 2013, and the range of notional contract amounts held by the portfolios during six months ended June 30, 2013. In addition, the tables detail how the portfolios used credit default swap contracts as buyer of protection during the six months ended June 30, 2013.

Global Bond Trust

The portfolio used credit default swaps to manage against potential credit events, gain exposure to security or credit index and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $21.2 million to $34.8 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	Computer Sciences Corporation	2,050,000.00	USD	$2,050,000.00	(0.970)%	Mar 2018	—	$38,865	$38,865
	Bank of America N.A.	CNA Financial Corporation	4,000,000.00	USD	4,000,000.00	(0.940)%	Dec 2014	—	(40,245)	(40,245)
	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000.00	USD	3,000,000.00	(1.180)%	Jun 2018	—	(5,483)	(5,483)
	Bank of America N.A.	Starwood Hotels & Resorts Worldwide, Inc.	3,000,000.00	USD	3,000,000.00	(1.490)%	Jun 2018	—	(94,129)	(94,129)
	Deutsche Bank AG	Marsh & Mclennan Companies, Inc.	1,100,000.00	USD	1,100,000.00	(0.800)%	Sep 2015	—	(16,360)	(16,360)
	Deutsche Bank AG	Tate & Lyle Public Limited Company	400,000.00	USD	400,000.00	(0.510)%	Dec 2014	—	(1,796)	(1,796)
	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000.00	USD	1,000,000.00	(1.200)%	Jun 2018	—	(2,790)	(2,790)
	JPMorgan Chase Bank, N.A.	Loews Corporation	400,000.00	USD	400,000.00	(0.330)%	Mar 2016	—	(1,120)	(1,120)
	Morgan Stanley Capital Services Inc.	Simon Property Group, L.P.	2,250,000.00	USD	2,250,000.00	(0.885)%	Jun 2018	—	(14,439)	(14,439)
	Morgan Stanley Capital Services Inc.	Duke Capital	1,000,000.00	USD	1,000,000.00	(1.150)%	Jun 2018	—	(383)	(383)
	The Royal Bank of Scotland PLC	The Cleveland Electric Illuminating Company	3,000,000.00	USD	3,000,000.00	(0.940)%	Jun 2017	—	17,108	17,108
					$21,200,000.00			—	($120,772)	($120,772)

High Yield Trust

The portfolio used credit default swaps to manage against potential credit events. During the six months ended June 30, 2013, the portfolio held credit default swaps with total USD notional amounts ranging up to approximately $9.5 million to $20.5 million, as measured at each quarter end. At June 30, 2013, the portfolio held no written credit default swap contracts.

Investment Quality Bond Trust

The portfolio used credit default swaps to manage against potential credit events, gain exposure to security or credit events and temporary substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held credit default swaps with total USD notional amounts ranging up to approximately $27.9 million to $57.4 million, as measured at each quarter end.

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Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	Goldman Sachs International	CMBX.NA.A.1	235,000	USD	$235,000	(0.350)%	Oct 2052	$103,610	($8,214)	$95,396
	Goldman Sachs International	CMBX.NA.AA.1	235,000	USD	235,000	(0.250)%	Oct 2052	48,818	1,227	50,045
	Goldman Sachs International	CMBX.NA.AM.4	800,000	USD	800,000	(0.500)%	Feb 2051	123,137	(25,204)	97,933
	Goldman Sachs International	CMBX.NA.AM.3	700,000	USD	700,000	(0.500)%	Dec 2049	69,084	9,107	78,191
	Goldman Sachs International	CMBX.NA.AA.2	815,000	USD	815,000	(0.150)%	Mar 2049	309,208	5,567	314,775
	Goldman Sachs International	CMBX.NA.AM.2	740,000	USD	740,000	(0.500)%	Mar 2049	42,089	6,874	48,963
	Goldman Sachs International	ABX.HE.PENAAA.06-2	978,662	USD	978,662	(0.110)%	May 2046	225,459	(25,356)	200,103
	Goldman Sachs International	ABX.HE.AAA.06-1	1,320,916	USD	1,320,916	(0.180)%	Jul 2045	114,532	(71,303)	43,229
	Goldman Sachs International	ABX.HE.PENAAA.07-1	47,539	USD	47,539	(0.090)%	Aug 2037	15,532	1,816	17,348
	Goldman Sachs International	CDX-NAHYS20V1-5Y	3,470,000	USD	3,470,000	(5.000)%	Jun 2018	(115,692)	7,350	(108,342)
	Goldman Sachs International	CDX-NAIGS20V1-5Y	14,180,000	USD	14,180,000	(1.000)%	Jun 2018	(95,577)	6,674	(88,903)
	Goldman Sachs International	ITRAXX-XOVERS19V1-5Y	1,430,000	USD	1,850,170	(5.000)%	Jun 2018	(71,005)	50,720	(20,285)
	JPMorgan Chase	CMBX.NA.A.1	780,000	USD	780,000	(0.350)%	Oct 2052	314,666	1,894	316,560
	JPMorgan Chase	CMBX.NA.AA.1	1,440,000	USD	1,440,000	(0.250)%	Oct 2052	309,164	(2,504)	306,660
	JPMorgan Chase	CMBX.NA.AJ.1	55,000	USD	55,000	(0.840)%	Oct 2052	3,869	551	4,420
	JPMorgan Chase	CMBX.NA.AA.2	105,000	USD	105,000	(0.150)%	Mar 2049	39,359	1,195	40,554
	JPMorgan Chase	CMBX.NA.AM.2	740,000	USD	740,000	(0.500)%	Mar 2049	44,840	4,123	48,963
	JPMorgan Chase	ABX.HE.PENAAA.06-2	765,909	USD	765,909	(0.110)%	May 2046	167,602	(10,997)	156,605
	JPMorgan Chase	ABX.HE.AA.06-1	528,767	USD	528,767	(0.320)%	Jul 2045	138,499	14,684	153,183
	JPMorgan Chase	ABX.HE.AAA.06-1	1,077,527	USD	1,077,528	(0.180)%	Jul 2045	24,184	11,940	36,124
	JPMorgan Chase	ABX.HE.PENAAA.07-1	946,451	USD	946,451	(0.090)%	Aug 2037	396,470	(51,104)	345,366
	JPMorgan Chase	CDX-NAHYS20V1-5Y	3,380,000	USD	3,380,000	(5.000)%	Jun 2018	(134,487)	28,955	(105,532)
	JPMorgan Chase	CDX-NAHYS19V1-5Y	1,395,000	USD	1,395,000	(5.000)%	Dec 2017	(14,711)	(48,064)	(62,775)
	International Ltd	CMBX.NA.A.1	105,000	USD	105,000	(0.350)%	Oct 2052	43,276	(652)	42,624
	Morgan Stanley & Company International Ltd	CMBX.NA.AA.1	1,240,000	USD	1,240,000	(0.250)%	Oct 2052	267,925	(3,857)	264,068
	Morgan Stanley & Company International Ltd	CMBX.NA.AJ.1	370,000	USD	370,000	(0.840)%	Oct 2052	25,728	4,005	29,733
	Morgan Stanley & Company International Ltd	CMBX.NA.AJ.4	400,000	USD	400,000	(0.960)%	Feb 2051	152,668	(34,986)	117,682
	Morgan Stanley & Company International Ltd	CMBX.NA.AM.3	100,000	USD	100,000	(0.500)%	Dec 2049	8,980	2,190	11,170
	Morgan Stanley & Company International Ltd	CMBX.NA.AA.2	290,000	USD	290,000	(0.150)%	Mar 2049	114,800	(3,353)	111,447
	Morgan Stanley & Company International Ltd	CMBX.NA.AM.2	215,000	USD	215,000	(0.500)%	Mar 2049	10,558	3,668	14,226
	Morgan Stanley & Company International Ltd	ABX.HE.AAA.06-1	1,951,837	USD	1,951,837	(0.180)%	Jul 2045	73,548	(9,672)	63,876
	Morgan Stanley & Company International Ltd	CDX-NAHYS20V1-5Y	900,000	USD	900,000	(5.000)%	Jun 2018	(35,790)	7,690	(28,100)
	Morgan Stanley & Company International Ltd	CDX-NAIGS20V1-5Y	12,805,000	USD	12,805,000	(1.000)%	Jun 2018	(137,880)	57,632	(80,248)
	Morgan Stanley & Company International Ltd	ITRAXX-XOVERS19V1-5Y	745,000	EUR	968,252	(5.000)%	Jun 2018	(11,914)	1,355	(10,559)
	UBS Securities LLC	Everest Reinsurance Holdings, Inc.	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	—	(11,797)	(11,797)
					$57,381,031			$2,570,549	($77,846)	$2,492,703

Real Return Bond Trust

The portfolio used credit default swaps to manage against potential credit events and gain exposure to security or credit index and temporary substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held credit default swaps with total USD notional amounts ranging to approximately $1.0 million to $2.0 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	$1,000,000	(0.535)%	Dec 2014	—	($3,970)	($3,970)

Exchange Cleared Swaps
		CDX.NA.HY.20	800,000	USD	800,000	(5.000)%	Jun 2018	($24,800)	(178)	(24,978)
					$1,800,000			($24,800)	($4,148)	($28,948)

Total Return Trust

The portfolio used credit default swaps to manage against potential credit events and gain exposure to security or credit index and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held credit default swaps with total USD notional amounts ranging to approximately $2.3 million to $8.1 million, as measured at each quarter end. At June 30, 2013, portfolio held no written credit default swap contracts.

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit

86

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derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held at June 30, 2013, and range of notional contract amounts held by the portfolios during six months ended June 30, 2013. In addition, the tables detail how the portfolios used credit default swap contracts as seller of protection during the six months ended June 30, 2013.

Global Bond Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to security or credit index and as a substitute for securities purchases. During the six months ended June 30, 2013, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $5.0 million to $48.7 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 6-30-13	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Trust
	Bank of America N.A.	Government of Japan	0.75%	4,800,000	USD	$4,800,000	1.000%	Jun 2018	$80,337	($21,789)	$58,548
	Bank of America N.A.	iTraxx Japan Series Number 19 Version 1	1.09%	1,600,000,000	JPY	16,267,199	1.000%	Jun 2018	63,568	(132,105)	(68,537)
	Barclays Capital	iTraxx Japan Series Number 19 Version 1	1.09%	140,000,000	JPY	1,423,255	1.000%	Jun 2018	5,150	(11,147)	(5,997)
	Deutsche Bank AG	Government of Japan	0.75%	2,300,000	USD	2,300,000	1.000%	Jun 2018	39,642	(11,588)	28,054
	Deutsche Bank AG	iTraxx Japan Series Number 19 Version 1	1.09%	280,000,000	JPY	2,846,509	1.000%	Jun 2018	9,437	(21,431)	(11,994)
	Goldman Sachs International	Government of Japan	0.75%	4,500,000	USD	4,500,000	1.000%	Jun 2018	81,171	(26,282)	54,889
	Goldman Sachs International	Government of Japan	0.75%	4,700,000	USD	4,700,000	1.000%	Jun 2018	91,123	(33,794)	57,329
	Goldman Sachs International	iTraxx Japan Series Number 19 Version 1	1.09%	550,000,000	JPY	5,597,302	1.000%	Jun 2018	17,911	(41,471)	(23,560)
	Morgan Stanley Capital Services, Inc.	Government of Japan	0.75%	2,300,000	USD	2,300,000	1.000%	Jun 2018	39,077	(11,023)	28,054
	UBS AG	Commonwealth of Australia	0.32%	3,800,000	USD	3,800,000	1.000%	Sep 2016	36,415	48,486	84,901
	UBS AG	Commonwealth of Australia	0.35%	200,000	USD	200,000	1.000%	Dec 2016	(721)	5,277	4,556
						$48,734,265			$463,110	($256,867)	$206,243

Investment Quality Bond Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to security or credit index and as a substitute for securities purchases. During the six months ended June 30, 2013, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $21.5 million to $65.5 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 6-30-13	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust
	Goldman Sachs International	CMBX.NA.AAA.6	Aaa	1,505,000	USD	$1,505,000	0.500%	May 2063	($38,536)	($46,221)	($84,757)
	Goldman Sachs International	CMBX.NA.BB.6	Ba2	590,000	USD	590,000	5.000%	May 2063	(21,208)	(38,280)	(59,488)
	Goldman Sachs International	CMBX.NA.BBB-.6	Baa3	650,000	USD	650,000	3.000%	May 2063	2,477	(65,344)	(62,867)
	Goldman Sachs International	CMBX.NA.AJ.3	B3	700,000	USD	700,000	1.470%	Dec 2049	(215,652)	13,989	(201,663)
	Goldman Sachs International	CDX-EMS19V1-5Y	3.18%	5,845,000	USD	5,845,000	5.000%	Jun 2018	720,071	(240,433)	479,638
	Goldman Sachs International	CDX-EM.ex-EUS18V1-5Y	Baa3	2,385,000	USD	2,385,000	5.000%	Dec 2017	248,665	(68,444)	180,221
	JPMorgan Chase	CMBX.NA.AAA.6	Aaa	1,525,000	USD	1,525,000	0.500%	May 2063	(40,162)	(45,268)	(85,430)
	JPMorgan Chase	CMBX.NA.BBB-.6	Baa3	30,000	USD	30,000	3.000%	May 2063	(2,296)	(676)	(2,972)
	JPMorgan Chase	CMBX.NA.AA.4	Caa2	700,000	USD	700,000	1.650%	Feb 2051	(433,145)	6,337	(426,808)
	JPMorgan Chase	CMBX.NA.AAA.3	Aa1	280,000	USD	280,000	0.080%	Dec 2049	(13,357)	1,861	(11,496)
	JPMorgan Chase	CMBX.NA.AJ.3	B3	515,000	USD	515,000	1.470%	Dec 2049	(172,078)	23,712	(148,366)
	JPMorgan Chase	ABX.HE.AAA.06-2	Caa1	484,790	USD	484,790	0.110%	May 2046	(153,377)	9,207	(144,170)
	Morgan Stanley & Company International Ltd	CMBX.NA.AAA.6	Aaa	3,435,000	USD	3,435,000	0.500%	May 2063	(78,562)	(113,956)	(192,518)
	Morgan Stanley & Company International Ltd	CMBX.NA.BB.6	Ba2	610,000	USD	610,000	5.000%	May 2063	2,116	(63,620)	(61,504)
	Morgan Stanley & Company International Ltd	CMBX.NA.BBB-.6	Baa3	245,000	USD	245,000	3.000%	May 2063	(19,596)	(4,672)	(24,268)
	Morgan Stanley & Company International Ltd	CMBX.NA.AA.4	Caa2	495,000	USD	495,000	1.650%	Feb 2051	(282,042)	(19,772)	(301,814)
	Morgan Stanley & Company International Ltd	CMBX.NA.AJ.3	B3	175,000	USD	175,000	1.470%	Dec 2049	(50,552)	136	(50,416)

87

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Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 6-30-13	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Trust (continued)
	Morgan Stanley & Company International Ltd	PrimeX.ARM.2	Ca	990,350	USD	$990,350	4.580%	Dec 2037	($59,376)	$92,982	$33,606
	Morgan Stanley & Company International Ltd	PRIMEX.ARM.1	B3	297,673	USD	297,673	4.420%	Jun 2036	11,480	20,214	31,694
						$21,457,813			($595,130)	($538,248)	($1,133,378)

Real Return Bond Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to security or credit index and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $300 thousand to $1.9 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 6-30-13	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Trust
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A Petrobras	1.90%	300,000	USD	$300,000	1.000%	Sep 2015	($3,720)	($2,080)	($5,800)
						$300,000			($3,720)	($2,080)	($5,800)

Total Return Trust

The portfolio used credit default swaps to take a long position in exposure of the benchmark credit and gain exposure to security or credit index and as a substitute for securities purchased. During the six months ended June 30, 2013, the portfolio held credit default swaps with total USD notional amounts ranging from approximately $172.3 million to $368.0 million, as measured at each quarter end.

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 6-30-13	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust
	Bank of America N.A.	Berkshire Hathaway, Inc.	0.45%	2,900,000	USD	$2,900,000	1.000%	Mar 2015	($17,255)	$45,761	$28,506
	Bank of America N.A.	Federative Republic of Brazil	1.46%	1,000,000	USD	1,000,000	1.950%	Apr 2016	(1,118)	18,372	17,254
	Bank of America N.A.	Federative Republic of Brazil	1.45%	20,700,000	USD	20,700,000	1.000%	Mar 2016	(79,170)	(163,319)	(242,489)
	Bank of America N.A.	General Electric Capital Corp.	0.60%	2,600,000	USD	2,600,000	1.000%	Dec 2015	(25,611)	51,836	26,225
	Bank of America N.A.	General Electric Capital Corp.	0.60%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(24,063)	49,279	25,216
	Bank of America N.A.	United Mexican States	0.86%	300,000	USD	300,000	1.000%	Sep 2015	(1,881)	2,904	1,023
	Barclays Bank PLC	Berkshire Hathaway, Inc.	0.23%	1,300,000	USD	1,300,000	1.000%	Dec 2013	4,883	344	5,227
	Barclays Bank PLC	Dell, Inc.	0.55%	5,900,000	USD	5,900,000	1.000%	Sep 2013	2,170	5,822	7,992
	Barclays Bank PLC	Federative Republic of Brazil	1.27%	500,000	USD	500,000	1.000%	Jun 2015	(2,720)	182	(2,538)
	Barclays Bank PLC	Republic of Indonesia	1.19%	3,100,000	USD	3,100,000	1.000%	Jun 2016	(29,722)	13,173	(16,549)
	Barclays Bank PLC	Republic of Indonesia	1.19%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(20,701)	9,490	(11,211)
	Barclays Bank PLC	Republic of Indonesia	1.19%	1,900,000	USD	1,900,000	1.000%	Jun 2016	(17,830)	7,687	(10,143)
	Barclays Bank PLC	Republic of Indonesia	1.19%	1,800,000	USD	1,800,000	1.000%	Jun 2016	(16,646)	7,037	(9,609)
	Barclays Bank PLC	United Mexican States	0.73%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(15,128)	24,933	9,805
	BNP Paribas	United States of America	0.20%	7,800,000	EUR	10,936,378	0.250%	Mar 2016	(62,414)	76,185	13,771
	Citibank N.A.	Federative Republic of Brazil	1.35%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(6,906)	(489)	(7,395)
	Citibank N.A.	Federative Republic of Brazil	1.45%	7,800,000	USD	7,800,000	1.000%	Mar 2016	(67,517)	(23,856)	(91,373)
	Citibank N.A.	General Electric Capital Corp.	0.25%	1,500,000	USD	1,500,000	4.325%	Dec 2013	—	31,654	31,654
	Citibank N.A.	Republic of Indonesia	0.96%	500,000	USD	500,000	1.000%	Sep 2015	(4,893)	5,514	621
	Citibank N.A.	United Mexican States	0.73%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(15,438)	25,243	9,805
	Citibank N.A.	United Mexican States	0.86%	700,000	USD	700,000	1.000%	Sep 2015	(4,678)	7,064	2,386
	Citibank N.A.	United Mexican States	0.94%	11,600,000	USD	11,600,000	1.000%	Mar 2016	(50,248)	73,594	23,346
	Citibank N.A.	United Mexican States	0.97%	3,600,000	USD	3,600,000	1.000%	Jun 2016	(4,565)	9,301	4,736
	Citibank N.A.,	Federative Republic of Brazil	1.49%	6,600,000	USD	6,600,000	1.000%	Jun 2016	(12,894)	(78,618)	(91,512)
	Citibank N.A.,	Republic of Indonesia	1.19%	600,000	USD	600,000	1.000%	Jun 2016	(6,504)	3,301	(3,203)
	Credit Suisse International	Federative Republic of Brazil	1.27%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(36,765)	1,738	(35,027)
	Credit Suisse International	People’s Republic of China	0.44%	5,000,000	USD	5,000,000	1.000%	Mar 2015	7,989	42,054	50,043
	Deutsche Bank AG	Barclays Bank PLC	0.37%	1,300,000	EUR	1,692,794	1.000%	Mar 2014	6,192	2,155	8,347
	Deutsche Bank AG	Federative Republic of Brazil	1.27%	2,800,000	USD	2,800,000	1.000%	Jun 2015	(11,678)	(2,536)	(14,214)
	Deutsche Bank AG	Federative Republic of Brazil	1.27%	700,000	USD	700,000	1.000%	Jun 2015	(2,544)	(1,010)	(3,554)
	Deutsche Bank AG	General Electric Capital Corp.	0.25%	1,400,000	USD	1,400,000	4.900%	Dec 2013	—	33,694	33,694
	Deutsche Bank AG	General Electric Capital Corp.	0.67%	400,000	USD	400,000	1.000%	Mar 2016	(11,571)	15,267	3,696
	Deutsche Bank AG	MetLife, Inc.	0.71%	2,200,000	USD	2,200,000	1.000%	Mar 2016	(24,598)	42,828	18,230

88

DERIVATIVE INSTRUMENTS, CONTINUED

Portfolio	Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 6-30-13	Notional Amount	Currency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Trust (continued)
	Deutsche Bank AG	MetLife, Inc.	0.71%	600,000	USD	$600,000	1.000%	Mar 2016	($6,565)	$11,537	$4,972
	Deutsche Bank AG	The Export-Import Bank of China	1.15%	400,000	USD	400,000	1.000%	Jun 2017	(13,408)	11,244	(2,164)
	Deutsche Bank AG	United Mexican States	0.73%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(7,719)	12,622	4,903
	Deutsche Bank AG	United Mexican States	0.94%	7,200,000	USD	7,200,000	1.000%	Mar 2016	(28,399)	42,889	14,490
	Deutsche Bank London Branch	Federative Republic of Brazil	1.49%	7,600,000	USD	7,600,000	1.000%	Jun 2016	(12,985)	(92,392)	(105,377)
	Goldman Sachs	Berkshire Hathaway, Inc.	0.45%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(8,330)	22,091	13,761
	Goldman Sachs	CDX.NA.IG.9-V4	0.20%	964,499	USD	964,499	0.548%	Dec 2017	—	14,786	14,786
	Goldman Sachs	Federative Republic of Brazil	1.27%	500,000	USD	500,000	1.000%	Jun 2015	(2,540)	2	(2,538)
	HSBC Bank USA	Federative Republic of Brazil	1.27%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(24,162)	12,486	(11,676)
	HSBC Bank USA	Federative Republic of Brazil	1.35%	1,700,000	USD	1,700,000	1.000%	Sep 2015	(7,506)	(5,066)	(12,572)
	HSBC Bank USA	Republic of Indonesia	1.19%	2,100,000	USD	2,100,000	1.000%	Jun 2016	(20,984)	9,773	(11,211)
	JPMorgan Chase Bank, N.A.	CDX.NA.IG.9-V4	0.20%	2,121,897	USD	2,121,897	0.553%	Dec 2017	—	32,995	32,995
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.35%	2,100,000	USD	2,100,000	1.000%	Sep 2015	(9,872)	(5,658)	(15,530)
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.52%	1,500,000	USD	1,500,000	1.000%	Sep 2016	(5,738)	(18,255)	(23,993)
	JPMorgan Chase Bank, N.A.	MetLife, Inc.	0.71%	3,400,000	USD	3,400,000	1.000%	Mar 2016	(42,170)	70,344	28,174
	JPMorgan Chase Bank, N.A.	Republic of Indonesia	1.19%	1,600,000	USD	1,600,000	1.000%	Jun 2016	(16,918)	8,376	(8,542)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.27%	800,000	USD	800,000	1.000%	Jun 2015	(2,944)	(1,117)	(4,061)
	The Royal Bank of Scotland PLC	People’s Republic of China	0.75%	300,000	USD	300,000	1.000%	Sep 2016	1,310	1,165	2,475
	UBS AG	Berkshire Hathaway, Inc.	0.45%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(8,546)	22,307	13,761
	UBS AG	Federative Republic of Brazil	1.35%	500,000	USD	500,000	1.000%	Sep 2015	(2,097)	(1,601)	(3,698)
	UBS AG	United States of America	0.19%	12,700,000	EUR	16,290,280	0.250%	Sep 2015	(78,546)	103,283	24,737
						$172,305,848			($851,943)	$588,395	($263,548)

Inflation Swaps.  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts the portfolio held as of June 30, 2013.

Real Return Bond Trust

The portfolio used inflation swaps to manage duration and manage against anticipated changes in inflation and gain exposure as a substitute for cash securities. During the six months ended June 30, 2013, the portfolio held inflation swaps with total USD notional amounts ranging from approximately $16.4 million to $19.3 million, as measured at each quarter end.

Fund	Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Portfolio	Payments Received by Portfolio	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	Bank of America	1,000,000	EUR	$1,336,050	FRC-EXT-CPI	Fixed 1.950%	Jul 2021	($428)	$3,825	$3,397
	BNP Paribas	1,900,000	USD	1,900,000	Fixed 2.500%	USA-CPI-U	Jul 2022	23,701	(65,239)	(41,538)
	BNP Paribas	3,400,000	EUR	4,329,732	FRC-EXT-CPI	Fixed 1.900%	Sep 2016	3,683	108,263	111,946
	BNP Paribas	4,900,000	USD	4,900,000	Fixed 2.250%	USA-CPI-U	Jul 2017	5,157	(113,065)	(107,908)
	BNP Paribas	1,100,000	EUR	1,401,126	FRC-EXT-CPI	Fixed 1.950%	Sep 2017	—	41,783	41,783
	Credit Suisse International	1,300,000	EUR	1,741,544	FRC-EXT-CPI	Fixed 1.950%	Jul 2021	(1,080)	5,496	4,416
	Deutsche Bank AG	500,000	USD	500,000	Fixed 2.500%	USA-CPI-U	Jul 2022	11,350	(22,281)	(10,931)
	Deutsche Bank AG	500,000	USD	500,000	Fixed 2.560%	USA-CPI-U	May 2023	—	(9,343)	(9,343)
	The Royal Bank of Scotland	2,700,000	USD	2,700,000	Fixed 2.250%	USA-CPI-U	Jul 2017	3,327	(62,786)	(59,459)
				$19,308,452				$45,710	($113,347)	($67,637)

89

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Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2013, by risk category:

Portfolio	Risk	Statements of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Active Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($698,141)
				—	($698,141)
Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$8,228,878	—
				$8,228,878	—
Bond PS Series	Interest rate contracts	Receivable/payable for futures	Futures†	$171,436
				$171,436	—
Global Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$2,226,397	($4,359,947)
	Interest rate contracts	Written options, at value	Written options	—	(2,573,699)
	Foreign currency contracts	Written options, at value	Written options	—	(56,386)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	235,998	(1,107,127)
	Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	1,350,981	—
	Credit contracts	Swap contracts, at value	Credit default swaps	372,304	(286,833)
	Foreign currency contracts	Swap contracts, at value	Currency swaps	—	(74,345)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	11,949,605	(16,062,433)
				$16,135,285	($24,520,770)
High Yield Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$17,807	($32,903)
	Credit contracts	Investments in unaffiliated issuers, at value*	Purchased options	65,974	—
	Credit contracts	Written options, at value	Written options	—	(17,669)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	35,562	(99,836)
				$119,343	($150,408)
Investment Quality Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$374,828	($448,693)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	—	(761,976)
	Credit contracts	Swap contracts, at value	Credit default swaps	3,734,403	(2,375,078)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	116,354	(74,145)
				$4,225,585	($3,659,892)
New Income Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$5,433,838	—
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	4,252,252	($6,058,141)
				$9,686,090	($6,058,141)
Real Return Bond Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$9,129	($123,272)
	Interest rate contracts	Written options, at value	Written options	—	(318,817)
	Foreign currency contracts	Written options, at value	Written options	—	(298)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	515,540	(618,795)
	Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	26,246	—
	Credit contracts	Swap contracts, at value	Credit default swaps		(34,748)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	205,146	(335,389)
				$756,061	($1,431,319)
Short Term Government Income Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$739,758	—
				$739,758	—
Strategic Income Opportunities Trust	Interest rate contracts	Receivable/payable for futures	Futures†	—	($120,206)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$14,255,198	(7,841,882)
	Foreign currency contracts	Investments in unaffiliated issuers, at value*	Purchased options	1,090,915	—
				$15,346,113	($7,962,088)

90

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Portfolio	Risk	Statements of Assets and Liabilities location	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Total Return Trust	Interest rate contracts	Receivable/payable for futures	Futures†	$16,644	($3,610,615)
	Interest rate contracts	Written options, at value	Written options	—	(9,013,098)
	Credit contracts	Written options, at value	Written options	—	(9,925)
	Foreign currency contracts	Written options, at value	Written options	—	(45,014)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	26,221,759	(16,679,088)
	Credit contracts	Swap contracts, at value	Credit default swaps	476,631	(740,179)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	6,888,947	(11,408,073)
				$33,603,981	($41,505,992)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

*	Purchased options are included in the Portfolio’s Investments

Effect of derivative instruments on the Statements of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2013:

	Statements of Operations Location — Net Realized Gain (Loss) on:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Foreign Currency Transactions*	Total
Active Bond Trust	Interest rate contracts	—	—	($128,011)	—	—	($128,011)
	Total	—	—	($128,011)	—	—	($128,011)
Bond Trust	Interest rate contracts	—	—	($1,958,269)	—	—	($1,958,269)
	Total	—	—	($1,958,269)	—	—	($1,958,269)
Bond PS Series	Interest rate contracts	—	—	($29,254)	—	—	($29,254)
	Total	—	—	($29,254)	—	—	($29,254)
Global Bond Trust	Interest rate contracts	—	$2,430,403	$413,231	($2,521,809)	—	$321,825
	Credit contracts	—	—	—	328,288	—	328,288
	Foreign currency contracts	—	(45,967)	—	2,127,918	($31,972,592)	(29,890,641)
	Total	—	$2,384,436	$413,231	($65,603)	($31,972,592)	($29,240,528)
High Yield Trust	Interest rate contracts	—	—	$9,073	—	—	$9,073
	Credit contracts	—	$178,894	—	($1,160,646)	—	(981,752)
	Foreign currency contracts	—	—	—	—	($42,200)	(42,200)
	Total	—	$178,894	$9,073	($1,160,646)	($42,200)	($1,014,879)
Investment Quality Bond Trust	Interest rate contracts	—	—	($39,701)	($227,157)	—	($266,858)
	Credit contracts	—	—	—	(251,736)	—	(251,736)
	Foreign currency contracts	—	—	—	—	($61,802)	(61,802)
	Total	—	—	($39,701)	($478,893)	($61,802)	($580,396)
New Income Trust	Interest rate contracts	—	—	$3,167,348	—	—	$3,167,348
	Foreign currency contracts	—	—	—	—	$5,975,944	5,975,944
	Total	—	—	$3,167,348	—	$5,975,944	$9,143,292
Real Return Bond Trust	Interest rate contracts	($1,313)	$45,642	($46,628)	$76,591	—	$74,292
	Credit contracts	—	—	—	17,713	—	17,713
	Foreign currency contracts	—	5,712	—	—	$213,305	219,017
	Total	($1,313)	$51,354	($46,628)	$94,304	$213,305	$311,022
Short-Term Government Income Trust	Interest rate contracts		—	($18,824)	—	—	($18,824)
	Total	—	—	($18,824)	—	—	($18,824)
Strategic Income Opportunities Trust	Interest rate contracts	—	—	$1,495,650	—	—	$1,495,650
	Foreign currency contracts	$1,397,976	$71,840	—	—	$2,640,275	$4,110,091
	Total	$1,397,976	$71,840	$1,495,650	—	$2,640,275	$5,605,741
Total Return Trust	Interest rate contracts	—	$2,707,841	($7,341,193)	$4,559,071	—	($74,281)
	Credit contracts		—	—	3,620,315	—	3,620,315
	Foreign currency contracts		76,278	—	—	$14,941,403	15,017,681
	Total	—	$2,784,119	($7,341,193)	$8,179,386	$14,941,403	$18,563,715

*	Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statements of Operations.

91

DERIVATIVE INSTRUMENTS, CONTINUED

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2013:

	Statements of Operations Location — Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Investments (Purchased Options)	Written Options	Futures contracts	Swap contracts	Translation of assets and liabilities in foreign currencies*	Total
Active Bond Trust	Interest rate contracts	—	—	($678,840)	—	—	($678,840)
	Total	—	—	($678,840)	—	—	($678,840)
Bond Trust	Interest rate contracts	—	—	$8,228,878	—	—	$8,228,878
	Total	—	—	$8,228,878	—	—	$8,228,878
Bond PS Series	Interest rate contracts	—	—	$171,436	—	—	$171,436
	Total	—	—	$171,436	—	—	$171,436
Global Bond Trust	Interest rate contracts	$449,887	($602,877)	($2,330,370)	($2,503,298)	—	($4,986,658)
	Credit contracts	—	—	—	(817,609)	—	(817,609)
	Foreign currency contracts	—	(32,413)	—	(3,911,504)	$9,363,813	5,419,896
	Total	$449,887	($635,290)	($2,330,370)	($7,232,411)	$9,363,813	($384,371)
High Yield Trust	Credit contracts	($110,343)	$98,170	—	$283,820	—	$271,647
	Interest rate contracts	—	—	($15,096)	—	—	(15,096)
	Foreign currency contracts	—	—	—	—	$9,347	9,347
	Total	($110,343)	$98,170	($15,096)	$283,820	$9,347	$265,898
Investment Quality Bond Trust	Interest rate contracts	—	—	($135,859)	$918,590	—	$782,731
	Credit contracts	—	—	—	(628,604)	—	(628,604)
	Foreign currency contracts	—	—	—	—	$52,168	52,168
	Total	—	—	($135,859)	$289,986	$52,168	$206,295
New Income Trust	Interest rate contracts	—	—	$4,927,893	—	—	$4,927,893
	Foreign currency contracts	—	—	—	—	($3,636,515)	(3,636,515)
	Total	—	—	$4,927,893	—	($3,636,515)	$1,291,378
Real Return Bond Trust	Interest rate contracts	$12,065	($145,273)	($111,385)	($367,160)	—	($611,753)
	Credit contracts	—	—	—	(23,978)	—	(23,978)
	Foreign currency contracts	—	7,042	—	—	$8,658	15,700
	Total	$12,065	($138,231)	($111,385)	($391,138)	$8,658	($620,031)
Short-Term Government Income Trust	Interest rate contracts	—	—	$726,582	—	—	$726,582
	Total	—	—	$726,582	—	—	$726,582
Strategic Income Opportunities Trust	Interest rate contracts	—	—	($246,333)	—	—	($246,333)
	Foreign currency contracts	$6,565	—	—	—	$5,779,104	$5,785,669
	Total	$6,565	—	($246,333)	—	$5,779,104	$5,539,336
Total Return Trust	Interest rate contracts	—	($7,914,169)	($3,814,402)	$18,347,804	—	$6,619,233
	Credit contracts	—	4,885	—	(4,974,248)	—	(4,969,363)
	Foreign currency contracts	—	179,986	—	—	($3,816,737)	(3,636,751)
	Total	—	($7,729,298)	($3,814,402)	$13,373,556	($3,816,737)	($1,986,881)

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of Operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets generally included the net assets of portfolios and the net assets of a similar fund to John Hancock Funds II (JHF II), unless otherwise noted below. JHF II Funds are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC.

•	Active Bond Trust — a) 0.60% of the first $2.5 billion of aggregate net assets; b) 0.575% of aggregate net assets between $2.5 billion and $5.0 billion; and d) 0.55% of the excess over $5.0 billion of aggregate net assets.

•	Bond Trust and Bond PS Series — a) 0.65% of the first $500 million of aggregate net assets; b) 0.60% of aggregate net assets between $500 million and $1.5 billion; c) 0.575% of aggregate net assets between $1.5 billion and $2.5 billion; and d) 0.55% of the excess over $2.5 billion of aggregate net assets.

•	Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

•	Global Bond Trust — 0.70% of the aggregate net assets.

•	High Yield Trust — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

92

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Income Trust — Aggregate net assets for this portfolio include the net assets of Income Trust, International Value Trust, Global Trust and Mutual Shares Trust, the net assets of similar funds of JHF II for all the funds listed and JHF II International Small Cap Fund. The financial statements for the other portfolios listed are not included in this report. The monthly management fee paid on these assets is a) 1.075% on the first $50 million of aggregate net assets; b) 0.915% of aggregate net assets between $50 million and $200 million; c) 0.825% of the aggregate net assets between $200 million and $500 million; and d) 0.80% of the excess over $500 million of aggregate net assets. (When aggregate net assets exceed $500 million, the rate is 0.80% of all assets.)

•	Investment Quality Bond Trust — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

•	Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets and b) 0.47% of the excess over $500 million of aggregate net assets.

•	Money Market Trust B — a) 0.50% of the first $500 million of average net assets and b) 0.47% of the excess over $500 million of average net assets.

•	New Income Trust — a) 0.80% of the first $50 million of average net assets and b) 0.75% of the average net assets between $50 million and $100 million; c) 0.675% of the average net assets between $100 million and $250 million; d) 0.625% of the average net assets between $250 million and $500 million; and e) 0.60% of the excess over $500 million of average net assets. (The annual rate of the management fee for the portfolio on any day shall not exceed 0.725%. Also, when net assets of the portfolio exceed $100 million on any day, the annual rate of management fee for that day is 0.750% of the first $100 million of net assets.)

•	Real Return Bond Trust — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% of the excess over $1 billion of aggregate net assets.

•	Short Term Government Income Trust — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.

•	Strategic Income Opportunities Trust — a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of aggregate net assets between $500 million and $3.5 billion; and c) 0.60% of the excess over $3.5 billion of aggregate net assets.

•	Total Bond Market Trust B — a) 0.47% of the first $1.5 billion of aggregate net assets and b) 0.46% of the excess over $1.5 billion of aggregate net assets.

•	Total Return Trust — If Relationship Net Assets are equal to or exceed $3 billion, then the following fee schedule applies: a) 0.70% of the first $1 billion of aggregate net assets and b) 0.675% of the excess over $1 billion of aggregate net assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.70% of aggregate net assets. Relationship Net Assets are aggregate net assets of all portfolios of the Trust and JHF II that are subadvised by Pacific Investment Management Company, LLC.

•	Ultra Short Term Bond Trust — a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolios management is allocated among the following managers.

Portfolio	Subadvisor
Active Bond Trust	Declaration Management and Research, LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Bond PS Series	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Core Bond Trust	Wells Capital Management, Inc.
Global Bond Trust	Pacific Investment Management Company, LLC
High Yield Trust	Western Asset Management Company
Income Trust	Franklin Advisers, Inc.
Investment Quality Bond Trust	Wellington Management Company, LLP
Money Market Trust	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1]
Money Market Trust B	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[1]
New Income Trust	T. Rowe Price Associates, Inc.
Real Return Bond Trust	Pacific Investment Management Company, LLC
Short Term Government Income Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Strategic Income Opportunities Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Total Bond Market Trust B	Declaration Management and Research, LLC[1]
Total Return Trust	Pacific Investment Management Company, LLC
Ultra Short Term Bond Trust	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]

[1]	An affiliate of the Advisor.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets detailed below. Expenses excluded form this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the portfolios’ business, advisory fees, Rule 12b-1 fees, and fees under any agreements or plans of the portfolios dealing with services for shareholders and others with beneficial interest in shares of portfolios. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
Active Bond Trust	0.15%
Bond Trust	0.15%
Bond PS Series	0.15%[1]
Core Bond Trust	0.15%
Global Bond Trust	0.15%

93

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Expense limitation as a percentage of average net assets
High Yield Trust	0.15%
Income Trust	0.15%
Investment Quality Bond Trust	0.15%
Money Market Trust	0.15%
New Income Trust	0.15%
Real Return Bond Trust	0.15%
Short Term Government Income Trust	0.15%
Strategic Income Opportunities Trust	0.15%
Total Return Trust	0.15%
Ultra Short Term Bond Trust	0.15%

[1]	This waiver is contractual until April 30, 2014.

The Advisor has contractually agreed to waive a portion of its management fee for certain portfolios (the Participating Portfolios) of the Trust, John Hancock Funds, John Hancock Funds II, and John Hancock Funds III. All portfolios except Money market Trust, Money Market Trust B and Total Bond Market Trust B covered in this report are Participating Portfolios. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. This arrangement may be amended or terminated at any time by the Advisor upon notice to the portfolios and with the approval of the Board of Trustees.

Prior to June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain portfolios (the Participating Portfolios) of the Trust and John Hancock Funds II. All portfolios except Money Market Trust and Money Market Trust B covered in this report are Participating Portfolios. The prior waiver equaled, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio.

The Advisor has voluntarily agreed to reduce its advisory fee for portfolios that are subadvised by T. Rowe Price by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts New Income Trust and may be terminated at any time by the Advisor.

The Distributor has voluntarily agreed to reimburse certain class-specific portfolio expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) for Money Market Trust and Money Market Trust B, to the extent necessary in order to maintain a minimum yield for all classes of the portfolios. In addition, the Advisor voluntarily agreed to reimburse certain portfolio expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific portfolio expenses is fully utilized.

The Advisor has contractually agreed to waive its advisory fee on Money Market Trust B in an amount so that the annual operating expenses do not exceed 0.28% of the Money Market Trust B portfolio’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the portfolio’s business and underlying fund expenses. The expense cap will remain in effect until April 30, 2014, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its advisory fee for Total Bond Market Trust B in an amount so that annual operating expenses do not exceed 0.25% of the Total Bond Market Trust B portfolio’s average net assets. The waiver excludes Rule 12b-1 fees, taxes, short dividends, brokerage commissions, interest expense, litigation and indemnification expenses, underlying fund expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business. The expense waivers will remain in effect until April 30, 2014, and may terminate any time thereafter.

Effective June 1, 2013, the Advisor voluntarily agrees to reduce its advisory fee that would be payable by the Total Return Trust (after giving effect to asset-based breakpoints) by 0.02% of the Total Return Trust’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the Total Return Trust.

For the six months ended June 30, 2013, the expense reductions under these agreements amounted to:

Expense reimbursement by class

Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,190	$5,595	$19,004	$25,789
Bond Trust	5,041	12,941	146,632	164,614
Bond PS Series	—	4	5,022	5,026
Core Bond Trust	38	232	36,044	36,314
Global Bond Trust	1,471	3,206	14,944	19,621
High Yield Trust	1,960	2,112	2,826	6,898
Income Trust	—	—	8,939	8,939
Investment Quality Bond Trust	4,478	2,694	509	7,681
Money Market Trust	3,304,049	1,480,213	—	4,784,262
Money Market Trust B	—	—	725,827	725,827
New Income Trust	—	—	269,353	269,353
Real Return Bond Trust	193	1,382	1,095	2,670
Short Term Government Income Trust	1,620	1,208	8,493	11,321
Strategic Income Opportunities Trust	7,981	1,494	832	10,307
Total Bond Market Trust B	153,521	153,899	367,490	674,910
Total Return Trust	8,053	9,317	109,201	126,571
Ultra Short Term Bond Trust	171	2,693	89	2,953

94

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense recapture.  The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the portfolio is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended June 30, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Portfolio	Amounts Eligible for recovery through 12-1-13	Amounts Eligible for recovery through 12-1-14	Amounts Eligible for recovery through 12-1-15	Amounts Eligible for recovery through 6-1-16	Amount recovered during the period ended 6-30-13
Money Market Trust B	$647,344	$1,428,753	$1,375,971	$674,414	—
Total Bond Market Trust B	187,046	445,535	597,302	674,910	—

The net investment management fees incurred for the six months ended June 30, 2013, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to an annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Active Bond Trust	0.59%
Bond Trust	0.56%
Bond PS Series	0.56%
Core Bond Trust	0.58%
Global Bond Trust	0.70%
High Yield Trust	0.66%
Income Trust	0.80%
Investment Quality Bond Trust	0.58%
Money Market Trust	0.25%
Money Market Trust B	0.22%
New Income Trust	0.59%
Real Return Bond Trust	0.70%
Short Term Government Income Trust	0.55%
Strategic Income Opportunities Trust	0.64%
Total Bond Market Trust B	0.22%
Total Return Trust	0.67%
Ultra Short Term Bond Trust	0.55%

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2013 amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The following table shows the contractual rates of distribution and service fee under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its average daily net assets.

Interfund Lending Program:  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the portfolios, along with other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The portfolios’ activity in this program during the period for which loans were outstanding was as follows:

Portfolio	Borrower or Lender	Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Bond Trust	Lender	$13,330,103	3	0.450%	$500
Bond Trust	Lender	15,903,759	3	0.485%	643
Bond PS Series	Lender	6,964,610	3	0.455%	264
High Yield Trust	Borrower	15,626,831	3	0.455%	(593)

95

6.  FUND SHARE TRANSACTIONS Transactions in portfolios shares for the six months ended June 30, 2013 and for the year ended December 31, 2012, were as follows:

Active Bond Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares
Sold	59,946	$614,415	175,709	$1,786,983
Distributions reinvested	—	—	286,224	2,905,464
Repurchased	(599,809)	(6,139,526)	(1,503,632)	(15,289,040)
Net decrease	(539,863)	($5,525,111)	(1,041,699)	($10,596,593)
Series II shares
Sold	1,352,581	$13,748,206	1,949,012	$19,659,194
Distributions reinvested	—	—	1,271,471	12,928,136
Repurchased	(3,051,991)	(31,294,871)	(6,422,282)	(65,284,280)
Net decrease	(1,699,410)	($17,546,665)	(3,201,799)	($32,696,950)
Series NAV shares
Sold	951,165	$9,821,903	1,265,695	$13,021,301
Distributions reinvested	—	—	4,369,959	44,366,989
Repurchased	(4,487,065)	(45,384,761)	(6,582,146)	(66,844,901)
Net decrease	(3,535,900)	($35,562,858)	(946,492)	($9,456,611)
Total net decrease	(5,775,173)	($58,634,634)	(5,189,990)	($52,750,154)

Bond Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,147,876	$15,976,428	1,464,431	$20,418,274
Distributions reinvested	—	—	595,388	8,344,380
Repurchased	(918,027)	(12,864,346)	(1,523,840)	(21,456,753)
Net increase	229,849	$3,112,082	535,979	$7,305,901
Series II shares
Sold	2,678,896	$37,257,642	4,438,883	$61,975,085
Distributions reinvested	—	—	1,463,996	20,536,051
Repurchased	(3,153,429)	(44,227,829)	(7,653,147)	(107,480,662)
Net decrease	(474,533)	($6,970,187)	(1,750,268)	($24,969,526)
Series NAV shares
Sold	2,360,349	$33,024,889	159,779,194	$2,229,243,091
Distributions reinvested	—	—	17,189,837	240,802,443
Repurchased	(4,271,539)	(59,652,266)	(45,906,669)	(647,385,512)
Net increase (decrease)	(1,911,190)	($26,627,377)	131,062,362	$1,822,660,022
Total net increase (decrease)	(2,155,874)	($30,485,482)	129,848,073	$1,804,996,397

Bond PS Series	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series II shares
Sold	72,670	$942,958	1,028,356	$13,451,958
Distributions reinvested	—	—	824	10,877
Repurchased	(39,972)	(528,475)	(1,192,675)	(15,504,669)
Net increase (decrease)	32,698	$414,483	(163,495)	($2,041,834)
Series NAV shares
Sold	923,491	$12,195,482	9,297,244	$121,143,706
Distributions reinvested	—	—	264,266	3,488,302
Repurchased	(75,251)	(990,580)	(459,117)	(6,033,015)
Net increase	848,240	$11,204,902	9,102,393	$118,598,993
Total net increase	880,938	$11,619,385	8,938,898	$116,557,159

96

FUND SHARE TRANSACTIONS, CONTINUED

Core Bond Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares
Sold	11,780	$164,065	66,147	$933,312
Distributions reinvested	—	—	7,286	101,760
Repurchased	(48,788)	(679,775)	(69,255)	(974,297)
Net increase (decrease)	(37,008)	($515,710)	4,178	$60,775
Series II shares
Sold	33,464	$464,646	289,059	$4,058,793
Distributions reinvested	—	—	40,563	565,581
Repurchased	(129,434)	(1,800,204)	(439,395)	(6,160,922)
Net decrease	(95,970)	($1,335,558)	(109,773)	($1,536,548)
Series NAV shares
Sold	4,297,606	$59,515,050	7,655,848	$106,976,997
Distributions reinvested	—	—	6,607,651	91,956,055
Repurchased	(2,529,617)	(35,175,727)	(11,174,399)	(158,147,724)
Net increase	1,767,989	$24,339,323	3,089,100	$40,785,328
Total net increase	1,635,011	$22,488,055	2,983,505	$39,309,555

Global Bond Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares
Sold	96,999	$1,241,431	160,675	$2,147,507
Distributions reinvested	—	—	426,774	5,522,458
Repurchased	(479,296)	(6,156,472)	(1,028,252)	(13,761,504)
Net decrease	(382,297)	($4,915,041)	(440,803)	($6,091,539)
Series II shares
Sold	641,035	$8,052,506	788,440	$10,418,806
Distributions reinvested	—	—	922,384	11,834,187
Repurchased	(1,324,625)	(16,848,957)	(2,411,003)	(32,064,716)
Net decrease	(683,590)	($8,796,451)	(700,179)	($9,811,723)
Series NAV shares
Sold	3,367,289	$43,188,037	4,043,757	$53,972,778
Distributions reinvested	—	—	4,007,048	51,650,847
Repurchased	(1,918,384)	(24,564,732)	(6,159,489)	(82,590,358)
Net increase	1,448,905	$18,623,305	1,891,316	$23,033,267
Total net increase	383,018	$4,911,813	750,334	$7,130,005

High Yield Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares
Sold	557,662	$3,492,056	3,328,551	$19,643,878
Issued in reorganization (Note 9)	7,990,169	50,611,702	—	—
Distributions reinvested	—	—	950,267	5,606,030
Repurchased	(2,706,808)	(16,996,118)	(5,385,284)	(31,905,980)
Net increase (decrease)	5,841,023	$37,107,640	(1,106,466)	($6,656,072)
Series II shares
Sold	2,681,494	$16,892,038	3,755,785	$22,326,224
Issued in reorganization (Note 9)	7,726,164	49,690,121	—	—
Distributions reinvested	—	—	984,149	5,891,814
Repurchased	(7,326,684)	(46,795,708)	(5,932,314)	(35,343,901)
Net increase (decrease)	3,080,974	$19,786,451	(1,192,380)	($7,125,863)
Series NAV shares
Sold	13,236,117	$82,088,605	5,905,117	$34,690,176
Issued in reorganization (Note 9)	734,803	4,607,870	—	—
Distributions reinvested	—	—	1,347,326	7,854,139
Repurchased	(4,698,482)	(29,095,368)	(5,760,237)	(34,084,572)
Net increase	9,272,438	$57,601,107	1,492,206	$8,459,743
Total net increase (decrease)	18,194,435	$114,495,198	(806,640)	($5,322,192)

Income Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	21,307	$243,747	—	—
Distributions reinvested	—	—	2,212,913	$23,516,300
Repurchased	(703,183)	(8,011,874)	(3,894,149)	(41,598,424)
Net decrease	(681,876)	($7,768,127)	(1,681,236)	($18,082,124)

97

FUND SHARE TRANSACTIONS, CONTINUED

Investment Quality Bond Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares
Sold	853,155	$10,418,206	1,088,575	$13,059,565
Distributions reinvested	—	—	372,341	4,589,169
Repurchased	(1,300,373)	(16,016,353)	(2,594,392)	(31,695,989)
Net decrease	(447,218)	($5,598,147)	(1,133,476)	($14,047,255)
Series II shares
Sold	572,891	$6,979,729	1,122,393	$13,653,445
Distributions reinvested	—	—	210,001	2,589,848
Repurchased	(1,296,444)	(16,005,313)	(2,176,240)	(26,507,216)
Net decrease	(723,553)	($9,025,584)	(843,846)	($10,263,923)
Series NAV shares
Sold	144,941	$1,785,652	1,530,736	$18,638,717
Distributions reinvested	—	—	51,406	631,663
Repurchased	(238,815)	(2,935,246)	(1,043,449)	(12,836,521)
Net increase (decrease)	(93,874)	($1,149,594)	538,693	$6,433,859
Total net decrease	(1,264,645)	($15,773,325)	(1,438,629)	($17,877,319)

Money Market Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares
Sold	133,219,455	$133,219,455	298,283,840	$298,283,840
Distributions reinvested	—	—	205,115	205,115
Repurchased	(417,596,627)	(417,596,627)	(626,375,465)	(626,375,465)
Net decrease	(284,377,172)	($284,377,172)	(327,886,510)	($327,886,510)
Series II shares
Sold	41,981,988	$41,981,988	180,388,502	$180,388,502
Distributions reinvested	—	—	57,422	57,422
Repurchased	(188,813,530)	(188,813,530)	(401,813,964)	(401,813,964)
Net decrease	(146,831,542)	($146,831,542)	(221,368,040)	($221,368,040)
Total net decrease	(431,208,714)	($431,208,714)	(549,254,550)	($549,254,550)

Money Market Trust B	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	114,085,495	$114,085,495	315,182,323	$315,182,323
Distributions reinvested	46,046	46,046	254,887	254,887
Repurchased	(147,852,275)	(147,852,275)	(382,010,048)	(382,010,048)
Net decrease	(33,720,734)	($33,720,734)	(66,572,838)	($66,572,838)

New Income Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	6,727,077	$92,526,228	10,802,576	$149,288,057
Distributions reinvested	—	—	7,951,354	110,043,986
Repurchased	(3,531,844)	(48,893,092)	(16,481,112)	(230,305,755)
Net increase	3,195,233	$43,633,136	2,272,818	$29,026,288

Real Return Bond Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares
Sold	61,836	$812,729	144,245	$1,887,431
Distributions reinvested	—	—	13,422	176,587
Repurchased	(156,826)	(2,080,219)	(243,857)	(3,172,493)
Net decrease	(94,990)	($1,267,490)	(86,190)	($1,108,475)
Series II shares
Sold	157,403	$2,003,911	706,647	$9,188,051
Distributions reinvested	—	—	91,714	1,190,220
Repurchased	(899,952)	(11,749,630)	(1,625,297)	(20,969,076)
Net decrease	(742,549)	($9,745,719)	(826,936)	($10,590,805)
Series NAV shares
Sold	1,016,110	$13,262,918	2,288,237	$29,602,886
Distributions reinvested	—	—	64,982	844,290
Repurchased	(905,528)	(11,815,355)	(1,697,986)	(21,967,324)
Net increase	110,582	$1,447,563	655,233	$8,479,852
Total net decrease	(726,957)	($9,565,646)	(257,893)	($3,219,428)

98

FUND SHARE TRANSACTIONS, CONTINUED

Short Term Government Income Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,172,034	$15,069,954	530,760	$6,886,590
Distributions reinvested	—	—	99,548	1,284,827
Repurchased	(989,382)	(12,727,152)	(1,599,176)	(20,773,954)
Net increase (decrease)	182,652	$2,342,802	(968,868)	($12,602,537)
Series II shares
Sold	474,207	$6,088,549	608,074	$7,904,189
Distributions reinvested	—	—	71,094	918,236
Repurchased	(1,016,600)	(13,049,433)	(1,855,726)	(24,122,835)
Net decrease	(542,393)	($6,960,884)	(1,176,558)	($15,300,410)
Series NAV shares
Sold	2,398,046	$30,872,335	5,421,718	$70,300,963
Distributions reinvested	—	—	546,571	7,049,519
Repurchased	(3,077,915)	(39,532,020)	(3,714,557)	(48,226,795)
Net increase (decrease)	(679,869)	($8,659,685)	2,253,732	$29,123,687
Total net increase (decrease)	(1,039,610)	($13,277,767)	108,306	$1,220,740

Strategic Income Opportunities Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,202,677	$30,416,425	2,396,479	$32,347,739
Distributions reinvested	—	—	1,791,064	23,819,868
Repurchased	(1,281,059)	(17,677,519)	(2,421,328)	(32,562,851)
Net increase	921,618	$12,738,906	1,766,215	$23,604,756
Series II shares
Sold	285,787	$3,964,578	240,850	$3,250,526
Distributions reinvested	—	—	359,093	4,787,003
Repurchased	(726,782)	(10,067,700)	(1,074,203)	(14,506,138)
Net decrease	(440,995)	($6,103,122)	(474,260)	($6,468,609)
Series NAV shares
Sold	1,517,314	$21,090,566	967,896	$13,021,281
Distributions reinvested	—	—	163,819	2,172,310
Repurchased	(518,964)	(7,177,546)	(697,520)	(9,363,832)
Net increase	998,350	$13,913,020	434,195	$5,829,759
Total net increase	1,478,973	$20,548,804	1,726,150	$22,965,906

Total Bond Market Trust B	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares[1]
Sold	629,601	$6,733,205	571,552	$6,155,812
Issued in reorganization (Note 9)	—	—	11,615,462	125,696,405
Distributions reinvested	—	—	104,861	1,126,204
Repurchased	(1,428,422)	(15,247,125)	(433,520)	(4,654,661)
Net increase (decrease)	(798,821)	($8,513,920)	11,858,355	$128,323,760
Series II shares[1]
Sold	589,252	$6,317,835	1,380,530	$14,951,510
Issued in reorganization (Note 9)	—	—	12,521,063	135,496,344
Distributions reinvested	—	—	97,195	1,045,821
Repurchased	(3,968,068)	(42,333,355)	(438,403)	(4,725,484)
Net increase (decrease)	(3,378,816)	($36,015,520)	13,560,385	$146,768,191
Series NAV shares
Sold	2,244,991	$23,930,215	1,806,566	$19,337,185
Issued in reorganization (Note 9)	—	—	12,377,333	133,940,979
Distributions reinvested	—	—	362,148	3,889,474
Repurchased	(2,451,414)	(26,154,958)	(2,310,606)	(24,702,522)
Net increase (decrease)	(206,423)	($2,224,743)	12,235,441	$132,465,116
Total net increase (decrease)	(4,384,060)	($46,754,183)	37,654,181	$407,557,067

1	The inception date for Series I and Series II shares is 11-5-12.

99

FUND SHARE TRANSACTIONS, CONTINUED

Total Return Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares
Sold	319,262	$4,692,747	917,842	$13,168,379
Distributions reinvested	—	—	334,463	4,879,548
Repurchased	(2,571,200)	(37,885,402)	(5,336,071)	(76,501,221)
Net decrease	(2,251,938)	($33,192,655)	(4,083,766)	($58,453,294)
Series II shares
Sold	491,680	$7,193,666	2,111,670	$30,299,080
Distributions reinvested	—	—	356,377	5,189,761
Repurchased	(2,841,273)	(41,676,047)	(4,578,946)	(65,989,480)
Net decrease	(2,349,593)	($34,482,381)	(2,110,899)	($30,500,639)
Series NAV shares
Sold	6,423,205	$93,990,993	9,459,877	$135,188,970
Distributions reinvested	—	—	4,077,311	59,270,502
Repurchased	(4,522,070)	(66,141,399)	(18,699,515)	(269,608,546)
Net increase (decrease)	1,901,135	$27,849,594	(5,162,327)	($75,149,074)
Total net decrease	(2,700,396)	($39,825,442)	(11,356,992)	($164,103,007)

Ultra Short Term Bond Trust	Six months ended 6-30-13		Year ended 12-31-12
	Shares	Amount	Shares	Amount
Series I shares[1]
Sold	603,983	$7,328,594	538,071	$6,576,611
Distributions reinvested	—	—	5,294	64,211
Repurchased	(477,870)	(5,798,543)	(180,732)	(2,213,543)
Net increase	126,113	$1,530,051	362,633	$4,427,279
Series II shares[1]
Sold	8,906,306	$107,895,936	4,506,408	$55,156,071
Distributions reinvested	—	—	102,065	1,238,054
Repurchased	(3,424,962)	(41,518,926)	(4,837,789)	(59,140,262)
Net increase (decrease)	5,481,344	$66,377,010	(229,316)	($2,746,137)
Series NAV shares
Sold	217,271	$2,636,280	199,612	$2,442,336
Distributions reinvested	—	—	3,175	38,540
Repurchased	(40,471)	(491,242)	(135,430)	(1,656,236)
Net increase	176,800	$2,145,038	67,357	$824,640
Total net increase	5,784,257	$70,052,099	200,674	$2,505,782

1	The inception date for Series I and Series II shares is 11-5-12.

Affiliates of the Trust owned shares of beneficial interest of the following portfolio on June 30, 2013:

Portfolio	Series	% By Series
Bond PS Series	II	13%

For portfolios with Series NAV, affiliates of the Trust owned 100% of the shares of beneficial interest for this Series.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended June 30, 2013. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2013.

	Purchase		Sales and Maturities
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$108,691,773	$674,004,910	$141,635,665	$702,567,400
Bond Trust	1,552,365,575	2,724,720,820	1,664,008,670	2,540,213,809
Bond PS Series	59,816,094	138,195,956	53,835,581	205,525,083
Core Bond Trust	1,661,333,206	1,343,444,882	1,644,680,618	1,265,311,655
Global Bond Trust	122,790,352	375,001,469	131,569,042	399,992,240
High Yield Trust	—	293,600,229	—	181,224,583
Income Trust	—	79,046,897	—	74,077,470
Investment Quality Bond Trust	47,459,455	47,372,200	73,150,846	90,111,703
New Income Trust	71,621,074	917,784,330	109,245,373	788,228,976
Real Return Bond Trust	32,492,651	28,695,581	31,604,092	48,502,064
Short Term Government Income Trust	53,593,368	96,348,795	47,607,589	139,311,911
Strategic Income Opportunities Trust	—	205,085,167	—	174,384,181
Total Bond Market Trust B	48,996,787	185,905,802	80,792,444	218,083,256
Total Return Trust	1,492,221,699	1,712,205,289	1,338,065,226	2,104,622,374
Ultra Short Term Bond Trust	—	176,395,154	—	107,763,536

100

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, affiliated fund investments may represent a significant portion of the portfolio’s net assets. For the six months ended June 30, 2013, the following funds had an affiliate ownership of 5% or more of the portfolio’s net assets:

Portfolio	Affiliate Concentration
Bond Trust	88.9%
Bond PS Series	99.7%
Core Bond Trust	98.8%
Global Bond Trust	64.7%
High Yield Trust	15.5%
Income Trust	100.0%
New Income Trust	100.0%
Short Term Government Income Trust	10.2%
Total Return Trust	94.0%

9.  REORGANIZATIONS On April 10, 2013, the shareholders of American High-Income Bond Trust (the Acquired portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) that provided for an exchange of shares the High Yield Trust (the Acquiring portfolio) with value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired portfolio in exchange for shares of the Acquiring portfolio with value equal to the net assets transferred; (b) the liquidation of the Acquired portfolios; and (c) the distribution to Acquired portfolio’s shareholders of such Acquiring portfolio’s shares. The reorganization was intended to result in a combined Acquiring portfolio that has the potential to achieve a better long-term performance record and has stronger prospects for growth and potential economies of scale than the Acquired portfolio. The Acquired portfolio has similar investment objectives and principal investment strategies. As a result of the reorganization, the Acquiring portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired portfolio or its shareholders. Thus, the investments were transferred to the Acquiring portfolio at the Acquired portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 26, 2013. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO NET ASSETS AFTER COMBINATION
High Yield Trust	American High-Income Bond Trust	$104,909,693	$87,046	9,607,244	16,451,136	$330,636,575	$435,546,268

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired portfolio that have been included in the Acquiring portfolio’s Statements of Operations at June 30, 2013. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the reporting period, the combined portfolio’s pro forma results of operations for the six months ended June 30, 2013 are as follows:

Net investment income	$10,051,085
Net realized and unrealized gain (loss)	(6,558,338)
Increase (decrease) in net assets from operations	3,492,747

Fiscal year ended December 31, 2012 portfolio mergers.  On October 4, 2012, the shareholders of Total Bond Market Trust A (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) that provided for an exchange of shares of Total Bond Market Trust B (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to result in a combined Acquiring portfolio that has the potential to achieve a more consistent long-term performance record and has stronger prospects for growth and potential opportunities for economies of scale than the corresponding Acquired Portfolio. The Acquiring Portfolio has investment objectives and principal investment strategies that are similar or identical to those of the Acquired Portfolio. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio was distributed prior to the reorganization. In addition, the expenses of the reorganization was borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 2, 2012. The following outlines the reorganization:

101

REORGANIZATIONS, CONTINUED

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIO	APPRECIATION OF THE ACQUIRED PORTFOLIO’S INVESTMENTS	SHARES REDEEMED BY THE ACQUIRED PORTFOLIO	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO’S NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO’S TOTAL NET ASSETS AFTER COMBINATION
Total Bond Market Trust B	Total Bond Market Trust A	$395,133,728	$28,580,745	37,084,706	36,513,858	$164,216,850	$559,350,578

Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that has been included in the Acquiring Portfolio’s Statement of Operations at December 31, 2012. See Note 6 for capital shares issued in connection with the above referenced reorganization.

Assuming the acquisition had been completed on January 1, 2012, the beginning of the reporting period, Total Bond Market Trust B (Acquiring Portfolio’s pro forma) results of operations for the year ended December 31, 2012 are as follow:

Net investment income	$29,282,814
Net realized and unrealized gain	3,386,553
Increase in net assets from operations	$32,669,367

10.  OTHER MATTER  On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds from the leveraged buy-out. The plaintiff seeks to recover payments of those proceeds as intentionally fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is now captioned Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.).

In a related matter, on October 1, 2012, the Trust was named as a defendant in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it has been consolidated into the multidistrict litigation proceeding. The Court has not yet issued a decision on a motion to dismiss that has been filed by the defendants in this case.

The potential amount sought to be recovered by the plaintiffs in these two actions from the New Income Trust is unknown, but it includes approximately $2,125,000 representing the proceeds that the portfolio received in the leveraged buy-out, plus an unknown amount of interest and the plaintiffs’ attorneys’ fees and expenses. The portfolio cannot predict the outcome of this proceeding. The portfolio is currently assessing the case and has not yet determined the effect, if any, on the portfolio’s net assets and results of operations. If the proceeding were to be decided in a manner adverse to the portfolio, or if the portfolio was to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the portfolio’s net asset value.

102

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Variable Insurance Trust (the “Trust”) of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) with respect to each of the portfolios of the Trust included in this report (the “Funds”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Adviser and the applicable Subadvisory Agreements between the Adviser and the investment sub-advisers (and investment sub-subadvisers)(each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with respect to each of the Funds identified below.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third party provider of mutual fund data, performance information for relevant indices, and, with respect to each Sub-Adviser, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Adviser and the Sub-Advisers is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with the Adviser, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Funds by the Adviser’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Adviser’s risk management processes. The Board considered that the Adviser is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Adviser has in the past managed the Trust’s affairs and its subadvisory relationships, the Adviser’s oversight and monitoring of the Sub-Advisers’ investment performance and compliance programs, such as the Sub-Advisers’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Adviser’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Adviser’s personnel;

(c) the Adviser’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Adviser’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e) the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(f) the Adviser’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Adviser may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Funds’ performance;

(b) considered the comparative performance of each Fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third party provider of mutual fund data. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds; and

(d) took into account the Adviser’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being reasonably addressed and/or monitored.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that, in addition, the Adviser is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and agreed at the May meeting to additional fee waivers for certain Funds. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Sub-Advisers. In addition, the Board noted that the Adviser effected advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across a number of Funds in the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Adviser concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Adviser’s and Subadvisers’ services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

Profitability/Indirect Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including the Sub-Advisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust, the Board:

(a) reviewed financial information of the Adviser;

(b) reviewed and considered (i) an analysis presented by the Adviser regarding the net profitability to the Adviser and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Adviser’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Adviser, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Adviser also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g) noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(h) noted that affiliates of the Adviser provide transfer agency services and distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i) noted that the Adviser also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j) noted that the subadvisory fees for the Funds are paid by the Adviser and are negotiated at arms’ length with respect to the unaffiliated Sub-Advisers; and

(k) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the level of profitability, if any, of the Adviser and its affiliates (including any Sub-Advisers that are affiliated with the Adviser), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed, effective June 1, 2013, to waive its management fee for each of these Funds and for each of the other John Hancock open-end funds (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, and index funds of the Trust and John Hancock Funds II and the John Hancock closed-end funds.);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Sub-Advisory Agreements, the Board reviewed:

(1)	information relating to each Sub-Adviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

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John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Adviser and unaffiliated Sub-Advisers.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Sub-Advisers with respect to each Fund, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as received information relating to a Sub-Adviser’s compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board reviewed each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Adviser conducts regular, periodic reviews of each Sub-Adviser and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadviser Compensation.  In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser and not the Funds. The Board also relied on the ability of the Adviser to negotiate each Sub-Advisory Agreement with Sub-Advisers that are not affiliated with the Adviser and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Sub-Advisers from their relationship with the Trust were not a material factor in the Board’s consideration of the Sub-Advisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Adviser and its affiliates and to unaffiliated Sub-Advisers) of any material relationships with respect to the unaffiliated Sub-Advisers, which include arrangements in which unaffiliated Sub-Advisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

In addition, the Board considered other potential indirect benefits that the Sub-Adviser and its affiliates may receive from the Sub-Adviser’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to each Sub-Adviser. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Sub-Adviser Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Adviser’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Adviser’s focus on each Subadviser’s performance. The Board also noted each Subadviser’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Sub-Adviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Sub-Adviser generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks and each Fund’s overall performance is satisfactory, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being reasonably addressed and/or monitored);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Sub-Advisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Sub-Advisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Sub-Advisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Active Bond Trust (Declaration Management & Research LLC) (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are equal to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board also took into account the peer group in which the Trust was placed and the unique composition of the Trust’s investment portfolio relative to the peer group.

The Board took into account management’s discussion of the Trust’s expenses. The Board also noted the addition of breakpoints to the advisory and subadvisory fee rates that became effective in October 2012.

Bond PS Series (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, noting that the Trust has a limited performance history (inception April 2011).

The Board also noted the differences between the investment strategy of the Trust and those of its peer group and the impact of market conditions on the Trust’s investment strategy relative to the peer group.

The Board took into account management’s discussion of the Trust’s expenses. The Board also noted that the Trust is subject to a contractual expense cap until 2014 which reduces certain expenses of the Trust.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Bond Trust (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three-year period.

Lipper Category — The Trust underperformed the average for the one- and three-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board noted the Trust’s inception date of July 28, 2009 and that the Trust has a relatively limited performance history.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, noting the differences between the investment policies of the Trust and those of its peer group and the impact of market conditions to the Trust’s investment process relative to the peer group.

The Board took into account management’s discussion of the Trust’s expenses.

Core Bond Trust (Wells Capital Management Incorporated)
Benchmark Index — The Trust outperformed for the one-, three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the Trust’s performance, including the factors that contributed to the Trust’s more recent performance relative to the peer group.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and relative to the peer group for the three- and five-year periods

The Board took into account management’s discussion of the Trust’s expenses.

Global Bond Trust (Pacific Investment Management Company LLC)
Benchmark Index — The Trust outperformed for the one-, three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s relative performance, noting the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and relative to the peer group for the three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

High Yield Trust (Western Asset Management Company)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and relative to the peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Income Trust (Franklin Advisers, Inc.)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Investment Quality Bond Trust (Wellington Management Company, LLP)	Benchmark Index — the Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are equal to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

Money Market Trust (John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)
Benchmark Index — The Trust underperformed for the one-, three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one- and three-year periods and underperformed the average for the five-year period.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, noting the impact of market conditions and low yield environment for money market funds.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the voluntary fee waivers and expense reimbursements in effect that reduce certain expenses of the Trust.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Money Market Trust B (John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, noting the impact of market conditions and low yield environment for money market funds

The Board noted the Trust’s favorable performance relative to the benchmark index for the five- and ten-year periods and relative to the peer group for the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the voluntary fee waivers and expense reimbursements in effect that reduce certain expenses of the Trust.

New Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — the Trust outperformed for the one- and three-year periods and underperformed for the five-year period.

Lipper Category — The Trust underperformed the average for the one-, three- and five-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance. The Board noted that the Trust changed its investment style and portfolio managers in May 2010 and that performance has been favorable versus the index since the change.

The Board noted the stronger relative performance record of the retail fund, which is similarly managed.

The Board took into account management’s discussion of the Trust’s expenses, noting that the Trust is subject to a voluntary fee waiver which reduces certain expenses of the Trust.

Real Return Bond Trust (Pacific Investment Management Company LLC)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.
The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Short Term Government Income Trust (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)
Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three-year period.

Lipper Category — The Trust underperformed the average for the one- and three-year periods.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are equal to the peer group median.
The Board took into account management’s discussion of the Trust’s performance relative to the peer group, including that the Trust’s strategy is different from many other funds in the peer group in that it may not hold non-government securities and that there are no other short-term government income funds in the Trust’s peer group.

The Board took into account management’s discussion of the Trust’s expenses.

Strategic Income Opportunities Trust (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)	Benchmark Index — The Trust outperformed for the one-, three- and five-year periods. Lipper Category — The Trust outperformed the average for the one-, three- and five-year periods.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index and peer group for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses including the addition of breakpoints to its advisory and subadvisory fee rates that became effective in October 2012.

Total Bond Market Trust B (Declaration Management & Research LLC)
Benchmark Index — The Trust underperformed for the one- and three-year periods and outperformed for the five-year period.

Lipper Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.
		Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance. The Board noted the low performance dispersion relative to the Trust’s benchmark.

Total Return Trust (Pacific Investment Management Company LLC)
Benchmark Index — The Trust outperformed for the one-, three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one- and five-year periods and underperformed the average for the three-year period.
Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are higher than the peer group median.
The Board took into account management’s discussion of the Trust’s performance.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and peer group for the one- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

The Board also took into account that the Adviser had agreed to implement a 2 basis point voluntary advisory fee waiver effective June 1, 2013.

110

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Ultra Short Term Bond Trust (John Hancock Asset Management a division of Manulife Asset Management (US) LLC)	Benchmark Index — The Trust outperformed for the one-year period. Lipper Category — The Trust underperformed the average for the one-year period.	Net management fees for this Trust are higher than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board noted that the Trust commenced operations in July 2010 and has a limited performance history.

The Board noted the Trust’s favorable performance relative to its benchmark index.

The Board took into account management’s discussion of the Trust’s performance, including the differences between the investment strategy of the Trust and those of its peer group and the impact of market conditions on the Trust’s investment strategy relative to the peer group.

The Board took into account management’s discussion of the Trust’s expenses.

111

John Hancock Variable Insurance Trust

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

112

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

PRSRT STD
U.S. POSTAGE
PAID
HOLLISTON, MA
PERMIT NO. 20

Management of the Trust

Trustees
James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers
Hugh McHaffie, President
Andrew G. Arnott, Executive Vice President
Thomas M. Kinzler, Secretary and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHTBSA 6/13
8/13
1115017: 0613

John Hancock

John Hancock
Variable Insurance Trust

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Lifestyle Trusts

Semiannual Report
June 30, 2013

John Hancock Variable Insurance Trust

Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Example	4
Portfolio of Investments (See below for each Portfolio’s page #)	6–8
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	15
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	21
Appendix A	24
For More Information	26

Portfolio	Portfolio of Investments
Lifestyle Aggressive Trust	6
Lifestyle Growth Trust	6
Lifestyle Balanced Trust	7
Lifestyle Moderate Trust	7
Lifestyle Conservative Trust	8

2

John Hancock Variable Insurance Trust

Sector Weightings*

Lifestyle Aggressive Trust

Equity Asset Allocation	% of Total
U.S. Large Cap	50.4
Emerging Markets	9.0
Large Blend	8.8
International Large Cap	8.6
International Small Cap	7.5
U.S. Mid Cap	5.8
U.S. Small Cap	3.5
Natural Resources	3.1
Real Estate	2.0
Small Value	0.8
Small Cap Growth	0.5
Total Equity	100.0

Lifestyle Growth Trust

Equity Asset Allocation	% of Total
Large Blend	32.8
U.S. Large Cap	22.3
International Large Cap	4.6
Emerging Markets	3.8
U.S. Mid Cap	3.3
U.S. Small Cap	2.3
International Small Cap	1.6
Small Value	0.5
Small Cap Growth	0.4
Total Equity	71.6

Fixed Income Asset Allocation	% of Total
Intermediate Bond	20.8
Multi-Sector Bond	5.8
Global Bond	1.2
Short-Term Bond	0.6
Total Fixed Income	28.4

Lifestyle Balanced Trust

Equity Asset Allocation	% of Total
Large Blend	23.2
U.S. Large Cap	15.2
International Large Cap	3.7
Emerging Markets	2.9
U.S. Mid Cap	2.8
International Small Cap	1.3
U.S. Small Cap	1.3
Small Value	0.5
Small Cap Growth	0.4
Total Equity	51.3

Fixed Income Asset Allocation	% of Total
Intermediate Bond	35.9
Multi-Sector Bond	9.8
Global Bond	2.0
Short-Term Bond	1.0
Total Fixed Income	48.7

Lifestyle Moderate Trust

Equity Asset Allocation	% of Total
Large Blend	18.7
U.S. Large Cap	12.2
International Large Cap	4.2
U.S. Mid Cap	2.0
International Small Cap	1.3
U.S. Small Cap	1.1
Small Value	0.4
Small Cap Growth	0.3
Total Equity	40.2

Fixed Income Asset Allocation	% of Total
Intermediate Bond	44.1
Multi-Sector Bond	12.0
Global Bond	2.5
Short-Term Bond	1.2
Total Fixed Income	59.8

Lifestyle Conservative Trust

Equity Asset Allocation	% of Total
Large Blend	8.2
U.S. Large Cap	6.5
International Large Cap	2.8
U.S. Mid Cap	1.0
Small Value	0.5
U.S. Small Cap	0.5
International Small Cap	0.4
Total Equity	19.9

Fixed Income Asset Allocation	% of Total
Intermediate Bond	59.2
Multi-Sector Bond	16.0
Global Bond	3.3
Short-Term Bond	1.6
Total Fixed Income	80.1

*	Asset allocation of underlying funds as a percentage of net assets.

3

John Hancock Variable Insurance Trust

Shareholder Expense Example

As a shareholder of a John Hancock Variable Insurance Trust Lifestyle Portfolio, you incur ongoing costs, such as management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses, which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013– 6/30/2013	Annualized Expense Ratio[2]
Lifestyle Aggressive Trust
Series I — Actual	$1,000.00	$1,082.90	$0.62	0.12%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.60	0.12%
Series II — Actual	1,000.00	1,081.90	1.65	0.32%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Series NAV — Actual	1,000.00	1,084.00	0.36	0.07%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.35	0.07%
Lifestyle Growth Trust
Series I — Actual	$1,000.00	$1,062.20	$0.56	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	1,060.80	1.58	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,062.20	0.31	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Lifestyle Balanced Trust
Series I — Actual	$1,000.00	$1,035.30	$0.56	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	1,033.80	1.56	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,036.00	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

4

John Hancock Variable Insurance Trust

Shareholder Expense Example

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period[1] 1/1/2013– 6/30/2013	Annualized Expense Ratio[2]
Lifestyle Moderate Trust
Series I — Actual	$1,000.00	$1,025.80	$0.55	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	1,024.40	1.56	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	1,025.80	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Lifestyle Conservative Trust
Series I — Actual	$1,000.00	$999.20	$0.55	0.11%
Series I — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Series II — Actual	1,000.00	998.40	1.54	0.31%
Series II — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Series NAV — Actual	1,000.00	999.20	0.30	0.06%
Series NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).

[2]	The portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
6-30-13	0.69% – 1.18%	0.48% – 1.18%	0.48% – 1.18%	0.48% – 1.18%	0.48% – 1.10%

5

John Hancock Variable Insurance Trust

Portfolio of Investments — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 100.0%
John Hancock Variable Insurance Trust (G)
All Cap Core, Series NAV (QS Investors)	601,066	$13,169,347
All Cap Value, Series NAV (Lord Abbett)	1,807,298	17,838,032
Alpha Opportunities, Series NAV (Wellington)	2,101,450	32,320,307
Blue Chip Growth, Series NAV (T. Rowe Price)	1,277,216	34,714,734
Capital Appreciation, Series NAV (Jennison)	2,277,320	28,717,008
Capital Appreciation Value, Series NAV (T. Rowe Price)	607,657	7,857,006
Emerging Markets Value, Series NAV (DFA)	4,202,688	40,051,619
Equity-Income, Series NAV (T. Rowe Price)	1,593,585	28,190,523
Fundamental Large Cap Value, Series NAV (John Hancock1) (A)	1,261,314	17,633,170
Fundamental Value, Series NAV (Davis)	1,572,302	27,531,011
Growth Equity, Series NAV (Rainier)	1,288,160	17,789,489
Heritage, Series NAV (American Century)	327,166	4,184,456
International Core, Series NAV (GMO)	1,860,708	18,458,220
International Growth Opportunities, Series NAV (Baillie Gifford)	579,761	6,591,884
International Growth Stock, Series NAV (Invesco)	916,395	13,333,546
International Small Company, Series NAV (DFA)	884,045	9,291,317
International Value, Series NAV (Templeton)	1,628,102	19,569,790
Mid Cap Stock, Series NAV (Wellington) (I)	611,939	11,143,406
Mid Cap Value Equity, Series NAV (Columbia)	169,235	2,230,520
Mid Value, Series NAV (T. Rowe Price)	643,900	8,364,265
Mutual Shares, Series NAV (Franklin)	879,582	10,757,282
Natural Resources, Series NAV (RS Investments/Wellington)	1,474,473	13,801,069
Real Estate Securities, Series NAV (Deutsche)	593,332	8,721,973
Small Cap Growth, Series NAV (Wellington)	300,880	3,345,780
Small Cap Opportunities, Series NAV (DFA/Invesco) (I)	225,959	5,795,856
Small Cap Value, Series NAV (Wellington)	150,495	3,545,674
Small Company Growth, Series NAV (Invesco) (I)	105,762	2,230,520
Small Company Value, Series NAV (T. Rowe Price)	183,292	4,010,429
Smaller Company Growth, Series NAV (Frontier/John Hancock[2](A)/Perimeter)	110,313	2,230,520
U.S. Equity, Series NAV (GMO)	1,684,076	26,962,063
Value, Series NAV (Invesco)	185,893	4,184,456
Total Investments (Lifestyle Aggressive Trust) (Cost $370,306,776) - 100.0%		$444,565,272
Other assets and liabilities, net - 0.0%		(37,824)
TOTAL NET ASSETS - 100.0%		$444,527,448

Lifestyle Growth Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 71.6%
John Hancock Variable Insurance Trust (G)
All Cap Core, Series NAV (QS Investors)	6,447,360	$141,261,651
All Cap Value, Series NAV (Lord Abbett)	23,615,170	233,081,727
Alpha Opportunities, Series NAV (Wellington)	32,138,376	494,288,219
Blue Chip Growth, Series NAV (T. Rowe Price)	15,591,794	423,784,958
Capital Appreciation, Series NAV (Jennison)	27,982,160	352,855,040
Emerging Markets Value, Series NAV (DFA)	57,094,681	544,112,308
Equity-Income, Series NAV (T. Rowe Price)	33,538,663	593,298,941
Fundamental Large Cap Value, Series NAV (John Hancock1) (A)	16,535,177	231,161,778
Fundamental Value, Series NAV (Davis)	28,203,137	493,836,924
Growth Equity, Series NAV (Rainier)	20,399,891	281,722,493
Heritage, Series NAV (American Century)	6,041,492	77,270,689
International Core, Series NAV (GMO)	31,516,493	312,643,613
International Growth Opportunities, Series NAV (Baillie Gifford)	10,441,733	118,722,499
International Growth Stock, Series NAV (Invesco)	15,808,382	230,011,965
International Value, Series NAV (Templeton)	29,196,657	350,943,821
Mid Cap Stock, Series NAV (Wellington) (I)	8,714,064	158,683,112
Mid Cap Value Equity, Series NAV (Columbia)	6,029,661	79,470,926
Mid Value, Series NAV (T. Rowe Price)	11,854,701	153,992,568
Small Cap Growth, Series NAV (Wellington)	6,405,580	71,230,049
Small Cap Opportunities, Series NAV (DFA/Invesco) (I)	3,024,499	77,578,405
Small Cap Value, Series NAV (Wellington)	3,269,196	77,022,247
Small Company Growth, Series NAV (Invesco) (I)	2,928,692	61,766,120
Small Company Value, Series NAV (T. Rowe Price)	5,190,525	113,568,692
Smaller Company Growth, Series NAV (Frontier/John Hancock[2](A)/Perimeter)	3,115,391	62,993,204
Strategic Equity Allocation, Series NAV (John Hancock2) (A)	279,755,447	4,115,202,621
U.S. Equity, Series NAV (GMO)	28,547,307	457,042,381
Fixed Income - 28.4%
John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock1) (A)	123,848,100	1,695,480,495
Core Bond, Series NAV (Wells Capital)	37,373,837	505,294,273
Global Bond, Series NAV (PIMCO)	13,958,755	171,553,097
New Income, Series NAV (T. Rowe Price)	62,283,825	836,471,765
Short Term Government Income, Series NAV (John Hancock1) (A)	6,919,940	88,090,833
Total Return, Series NAV (PIMCO)	55,247,301	785,064,145
COMMON STOCK - 0.0%
Equity - 0.0%
Facebook, Inc., Class A (I)	1,018	25,307
Facebook, Inc., Class B (I)	4,294	106,835
Total Investments (Lifestyle Growth Trust) (Cost $12,310,303,494) - 100.0%		$14,389,633,701
Other assets and liabilities, net - 0.0%		(453,713)
TOTAL NET ASSETS - 100.0%		$14,389,179,988

6

The accompanying notes are an integral part of the financial statements.

Lifestyle Balanced Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 51.3%
John Hancock Variable Insurance Trust (G)
All Cap Core, Series NAV (QS Investors)	5,078,658	$111,273,397
All Cap Value, Series NAV (Lord Abbett)	14,092,376	139,091,747
Alpha Opportunities, Series NAV (Wellington)	18,087,353	278,183,493
Blue Chip Growth, Series NAV (T. Rowe Price)	9,211,374	250,365,144
Capital Appreciation, Series NAV (Jennison)	15,442,383	194,728,445
Emerging Markets Value, Series NAV (DFA)	35,969,864	342,792,807
Equity-Income, Series NAV (T. Rowe Price)	17,298,013	306,001,843
Fundamental Large Cap Value, Series NAV (John Hancock1) (A)	9,905,910	138,484,628
Fundamental Value, Series NAV (Davis)	15,887,121	278,183,493
Growth Equity, Series NAV (Rainier)	10,071,814	139,091,747
Heritage, Series NAV (American Century)	4,965,246	63,505,492
International Core, Series NAV (GMO)	21,204,190	210,345,565
International Growth Opportunities, Series NAV (Baillie Gifford)	6,778,424	77,070,678
International Growth Stock, Series NAV (Invesco)	10,640,711	154,822,345
International Value, Series NAV (Templeton)	18,477,476	222,099,260
Mid Cap Stock, Series NAV (Wellington) (I)	5,367,382	97,740,017
Mid Cap Value Equity, Series NAV (Columbia)	4,953,358	65,285,253
Mid Value, Series NAV (T. Rowe Price)	7,296,109	94,776,461
Small Cap Growth, Series NAV (Wellington)	4,091,612	45,498,724
Small Cap Value, Series NAV (Wellington)	2,416,372	56,929,731
Small Company Growth, Series NAV (Invesco) (I)	1,805,106	38,069,691
Small Company Value, Series NAV (T. Rowe Price)	3,126,030	68,397,541
Smaller Company Growth, Series NAV (Frontier/John Hancock[2](A)/Perimeter)	2,238,326	45,258,943
Strategic Equity Allocation, Series NAV (John Hancock2) (A)	160,287,809	2,357,833,677
U.S. Equity, Series NAV (GMO)	13,885,531	222,307,359
Fixed Income - 48.7%
John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock1) (A)	177,139,997	2,425,046,564
Core Bond, Series NAV (Wells Capital)	50,879,976	687,897,280
Global Bond, Series NAV (PIMCO)	19,248,281	236,561,371
New Income, Series NAV (T. Rowe Price)	84,978,305	1,141,258,632
Short Term Government Income, Series NAV (John Hancock1) (A)	9,160,012	116,606,953
Total Return, Series NAV (PIMCO)	75,701,997	1,075,725,373
Total Investments (Lifestyle Balanced Trust) (Cost $10,165,471,658) - 100.0%		$11,681,233,654
Other assets and liabilities, net - 0.0%		(378,316)
TOTAL NET ASSETS - 100.0%		$11,680,855,338

Lifestyle Moderate Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 40.2%
John Hancock Variable Insurance Trust (G)
All Cap Value, Series NAV (Lord Abbett)	3,242,045	$31,998,988
Alpha Opportunities, Series NAV (Wellington)	4,267,812	65,638,949
Blue Chip Growth, Series NAV (T. Rowe Price)	3,320,587	90,253,555
Capital Appreciation, Series NAV (Jennison)	5,855,973	73,843,818
Equity-Income, Series NAV (T. Rowe Price)	5,658,530	100,099,398
Fundamental Large Cap Value, Series NAV (John Hancock1) (A)	2,285,055	31,945,063
Fundamental Value, Series NAV (Davis)	3,748,655	65,638,949
International Core, Series NAV (GMO)	6,956,574	69,009,210
International Growth Opportunities, Series NAV (Baillie Gifford)	2,064,045	23,468,192
International Growth Stock, Series NAV (Invesco)	3,182,534	46,305,878
International Value, Series NAV (Templeton)	6,495,743	78,078,829
Mid Cap Stock, Series NAV (Wellington) (I)	1,907,316	34,732,219
Mid Value, Series NAV (T. Rowe Price)	2,590,211	33,646,842
Small Cap Growth, Series NAV (Wellington)	1,043,546	11,604,234
Small Cap Value, Series NAV (Wellington)	639,829	15,074,382
Small Company Growth, Series NAV (Invesco) (I)	447,471	9,437,165
Small Company Value, Series NAV (T. Rowe Price)	771,742	16,885,723
Smaller Company Growth, Series NAV (Frontier/John Hancock[2](A)/Perimeter)	567,596	11,476,784
Strategic Equity Allocation, Series NAV (John Hancock2) (A)	38,277,042	563,055,282
U.S. Equity, Series NAV (GMO)	2,046,565	32,765,510
Fixed Income - 59.8%
John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock1) (A)	65,578,083	897,763,963
Core Bond, Series NAV (Wells Capital)	18,679,915	252,552,454
Global Bond, Series NAV (PIMCO)	7,029,404	86,391,371
New Income, Series NAV (T. Rowe Price)	31,065,741	417,212,900
Short Term Government Income, Series NAV (John Hancock1) (A)	3,266,125	41,577,774
Total Return, Series NAV (PIMCO)	27,450,215	390,067,554
Total Investments (Lifestyle Moderate Trust) (Cost $3,122,537,783) - 100.0%		$3,490,524,986
Other assets and liabilities, net - 0.0%		(118,182)
TOTAL NET ASSETS - 100.0%		$3,490,406,804

7

The accompanying notes are an integral part of the financial statements.

Lifestyle Conservative Trust
	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
Equity - 19.9%
John Hancock Variable Insurance Trust (G)
Blue Chip Growth, Series NAV (T. Rowe Price)	2,040,455	$55,459,569
Equity-Income, Series NAV (T. Rowe Price)	3,074,696	54,391,372
Fundamental Value, Series NAV (Davis)	1,980,066	34,670,948
International Core, Series NAV (GMO)	3,640,473	36,113,490
International Growth Opportunities, Series NAV (Baillie Gifford)	516,734	5,875,268
International Growth Stock, Series NAV (Invesco)	716,817	10,429,680
International Value, Series NAV (Templeton)	3,139,938	37,742,060
Mid Cap Stock, Series NAV (Wellington) (I)	755,790	13,762,941
Mid Value, Series NAV (T. Rowe Price)	1,020,958	13,262,250
Small Cap Growth, Series NAV (Wellington)	1,108,194	12,323,117
Small Cap Value, Series NAV (Wellington)	573,536	13,512,501
Strategic Equity Allocation, Series NAV (John Hancock2) (A)	14,362,562	211,273,288
U.S. Equity, Series NAV (GMO)	1,791,802	28,686,744
Fixed Income - 80.1%
John Hancock Variable Insurance Trust (G)
Bond Trust, Series NAV (John Hancock1) (A)	66,584,996	911,548,602
Core Bond, Series NAV (Wells Capital)	18,842,895	254,755,941
Global Bond, Series NAV (PIMCO)	7,194,002	88,414,280
New Income, Series NAV (T. Rowe Price)	31,615,282	424,593,235
Short Term Government Income, Series NAV (John Hancock1) (A)	3,330,117	42,392,395
Total Return, Series NAV (PIMCO)	28,199,146	400,709,866
Total Investments (Lifestyle Conservative Trust) (Cost $2,522,382,493) - 100.0%		$2,649,917,547
Other assets and liabilities, net - 0.0%		(95,948)
TOTAL NET ASSETS - 100.0%		$2,649,821,599

Footnotes
Percentages are based upon net assets.
(A)	The subadvisor is an affiliate of the advisor.
(G)	The underlying fund’s subadvisor is shown parenthetically.
(I)	Non-income producing.
[1]	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
[2]	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

Investment companies
Underlying Funds’ Investment Managers
American Century Investment Management, Inc.	(American Century)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Columbia Management Advisers, LLC	(Columbia)
Davis Selected Advisers, L.P.	(Davis)
Deutsche Asset Management, Inc.	(Deutsche)
Dimensional Fund Advisors, LP	(DFA)
Franklin Mutual Advisers	(Franklin)
Frontier Capital Management Company	(Frontier)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Lord, Abbett & Co. LLC	(Lord Abbett)
Pacific Investment Management Company, LLC	(PIMCO)
Perimeter Capital Management, LLC	(Perimeter)
QS Investors, LLC	(QS Investors)
Rainier Investment Management, Inc.	(Rainier)
RS Investment Management Company, LLC	(RS Investments)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

8

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Assets and Liabilities — June 30, 2013 (Unaudited)

Assets	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
Investments in unaffiliated issuers, at value	—	$132,142	—	—	—
Investments in affiliated issuers, at value	$444,565,272	14,389,501,559	$11,681,233,654	$3,490,524,986	$2,649,917,547
Total investments, at value	444,565,272	14,389,633,701	11,681,233,654	3,490,524,986	2,649,917,547
Receivable for investments sold	150,035	2,560,710	3,766,321	1,597,512	1,049,839
Receivable for fund shares sold	111,919	142,731	—	876	79,482
Dividends and interest receivable	—	2,393	—	—	—
Other assets	193	6,824	20,290	1,378	909
Total assets	444,827,419	14,392,346,359	11,685,020,265	3,492,124,752	2,651,047,777

Liabilities
Payable for fund shares repurchased	260,109	2,597,109	3,707,966	1,572,895	1,109,908
Payable to affiliates
Accounting and legal services fees	9,711	317,009	259,271	77,513	59,593
Trustees’ fees	24	875	647	192	166
Other liabilities and accrued expenses	30,127	251,378	197,043	67,348	56,511
Total liabilities	299,971	3,166,371	4,164,927	1,717,948	1,226,178
Net assets	$444,527,448	$14,389,179,988	$11,680,855,338	$3,490,406,804	$2,649,821,599

Net assets consist of
Paid-in capital	$473,029,754	$14,025,460,651	$10,923,362,626	$3,141,326,459	$2,420,700,540
Undistributed net investment income (loss)	(408,494)	(20,933,095)	(16,225,459)	(5,139,148)	969,950
Accumulated undistributed net realized gain (loss) on investments	(102,352,308)	(1,694,677,578)	(742,039,457)	(13,767,710)	100,616,055
Net unrealized appreciation (depreciation) on investments	74,258,496	2,079,330,010	1,515,757,628	367,987,203	127,535,054
Net assets	$444,527,448	$14,389,179,988	$11,680,855,338	$3,490,406,804	$2,649,821,599
Investments in unaffiliated issuers, at cost	—	$139,084	—	—	—
Investments in affiliated funds, at cost	$370,306,776	$12,310,164,410	$10,165,471,658	$3,122,537,783	$2,522,382,493

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Series I
Net assets	$102,855,652	$831,936,260	$829,391,272	$310,599,452	$249,274,066
Shares outstanding	10,780,980	64,166,571	64,191,072	23,687,417	19,248,566
Net asset value, offering price and redemption price per share	$9.54	$12.97	$12.92	$13.11	$12.95

Series II
Net assets	$175,853,003	$12,992,612,901	$9,601,109,030	$3,085,217,245	$2,348,048,862
Shares outstanding	18,490,338	1,005,293,686	746,963,199	236,570,832	182,447,689
Net asset value, offering price and redemption price per share	$9.51	$12.92	$12.85	$13.04	$12.87

Series NAV
Net assets	$165,818,793	$564,630,827	$1,250,355,036	$94,590,107	$52,498,671
Shares outstanding	17,371,550	43,492,755	96,571,238	7,208,017	4,046,408
Net asset value, offering price and redemption price per share	$9.55	$12.98	$12.95	$13.12	$12.97

9

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Operations — June 30, 2013 (Unaudited)

Investment income	Lifestyle Aggressive Trust	Lifestyle Growth Trust	Lifestyle Balanced Trust	Lifestyle Moderate Trust	Lifestyle Conservative Trust
Dividends	—	$1,195	—	—	—
Other	—	61,608	—	—	—
Less foreign taxes withheld	—	(144)	—	—	—
Total investment income	—	62,659	—	—	—

Expenses
Investment management fees	$91,164	2,990,275	$2,456,923	$734,342	$572,344
Series I distribution and service fees	25,356	208,926	210,879	78,894	65,283
Series II distribution and service fees	225,805	16,482,718	12,338,175	3,959,437	3,096,570
Accounting and legal services fees	29,567	973,517	802,861	240,202	188,481
Professional fees	19,557	81,410	86,395	37,779	33,668
Printing and postage	3,940	116,524	178,940	46,077	35,676
Custodian fees	5,990	—	5,990	5,990	5,990
Trustees’ fees	3,582	118,280	98,184	29,385	23,547
Registration and filing fees	2,494	2,043	4,721	4,032	3,891
Other	3,017	41,131	42,391	13,944	11,502
Total expenses	410,472	21,014,824	16,225,459	5,150,082	4,036,952
Net investment income (loss)	(410,472)	(20,952,165)	(16,225,459)	(5,150,082)	(4,036,952)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated issuers	6,616,698	152,673,128	189,569,140	45,496,767	38,021,294
Foreign currency transactions	—	(73)	—	—	—
	6,616,698	152,673,055	189,569,140	45,496,767	38,021,294
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	(9,317)	—	—	—
Investments in affiliated issuers	28,805,875	728,761,907	241,826,006	49,806,012	(34,716,128)
Translation of assets and liabilities in foreign currencies	—	41	1,587	—	—
	28,805,875	728,752,631	241,827,593	49,806,012	(34,716,128)
Net realized and unrealized gain (loss)	35,422,573	881,425,686	431,396,733	95,302,779	3,305,166

Increase (decrease) in net assets from operations	$35,012,101	$860,473,521	$415,171,274	$90,152,697	($731,786)

10

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Statements of Changes in Net Assets

	Lifestyle Aggressive Trust		Lifestyle Growth Trust		Lifestyle Balanced Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	($410,472)	$3,567,876	($20,952,165)	$181,271,019	($16,225,459)	$199,538,203
Net realized gain (loss)	6,616,698	21,534,060	152,673,055	1,366,204,657	189,569,140	1,025,458,973
Change in net unrealized appreciation (depreciation)	28,805,875	39,395,430	728,752,631	205,542,126	241,827,593	103,616,314
Increase (decrease) in net assets resulting from operations	35,012,101	64,497,366	860,473,521	1,753,017,802	415,171,274	1,328,613,490
Distributions to shareholders
From net investment income
Series I	—	(888,818)	—	(11,686,237)	—	(15,255,914)
Series II	—	(1,303,437)	—	(161,915,834)	—	(161,627,658)
Series NAV	—	(1,477,733)	—	(7,747,431)	—	(23,073,671)
From net realized gain
Series I	—	(416,896)	—	(2,840,649)	—	(3,305,470)
Series II	—	(767,694)	—	(45,297,882)	—	(39,105,593)
Series NAV	—	(659,547)	—	(1,823,906)	—	(4,872,010)
Total distributions	—	(5,514,125)	—	(231,311,939)	—	(247,240,316)
From portfolio share transactions	(13,201,252)	(43,541,286)	(617,231,979)	(543,540,912)	(633,062,057)	(948,937,151)
Total increase (decrease)	21,810,849	15,441,955	243,241,542	978,164,951	(217,890,783)	132,436,023

Net assets
Beginning of period	422,716,599	407,274,644	14,145,938,446	13,167,773,495	11,898,746,121	11,766,310,098
End of period	$444,527,448	$422,716,599	$14,389,179,988	$14,145,938,446	$11,680,855,338	$11,898,746,121

Undistributed net investment income (loss)	($408,494)	$1,978	($20,933,095)	$19,070	($16,225,459)	—

	Lifestyle Moderate Trust		Lifestyle Conservative Trust
Increase (decrease) in net assets	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12	Six months ended 6/30/13 (Unaudited)	Year ended 12/31/12
From operations
Net investment income (loss)	($5,150,082)	$67,459,332	($4,036,952)	$66,363,106
Net realized gain (loss)	45,496,767	241,704,872	38,021,294	100,718,112
Change in net unrealized appreciation (depreciation)	49,806,012	46,859,878	(34,716,128)	62,381,643
Increase (decrease) in net assets resulting from operations	90,152,697	356,024,082	(731,786)	229,462,861
Distributions to shareholders
From net investment income
Series I	—	(6,452,973)	—	(6,633,550)
Series II	—	(59,111,841)	—	(58,515,074)
Series NAV	—	(1,882,760)	—	(1,203,714)
From net realized gain
Series I	—	(1,291,267)	—	(6,791,775)
Series II	—	(13,048,050)	—	(66,110,118)
Series NAV	—	(368,168)	—	(1,096,827)
Total distributions	—	(82,155,059)	—	(140,351,058)
From portfolio share transactions	(162,262,214)	(203,186,914)	(285,592,373)	35,608,254
Total increase (decrease)	(72,109,517)	70,682,109	(286,324,159)	124,720,057

Net assets
Beginning of period	3,562,516,321	3,491,834,212	2,936,145,758	2,811,425,701
End of period	$3,490,406,804	$3,562,516,321	$2,649,821,599	$2,936,145,758

Undistributed net investment income (loss)	($5,139,148)	$10,934	$969,950	$5,006,902

11

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)[3]		Expenses including reductions and amounts recaptured (%)[3]		Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive Trust
SERIES I
06-30-2013[4]	8.81	(0.01)	0.74	0.73	—	—	—	—	9.54	8.29 [5]	0.12	[6]	0.12	[6]	(0.12)[6]	103	2
12-31-2012	7.66	0.07	1.20	1.27	(0.08)	(0.04)	—	(0.12)	8.81	16.61	0.12		0.12		0.87	95	18
12-31-2011	8.35	0.07	(0.61)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.50)	0.12		0.12		0.84	107	23
12-31-2010	7.30	0.08	1.12	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.44	0.12		0.12		1.02	129	23
12-31-2009	5.43	0.06	1.87	1.93	(0.06)	— [7]	—	(0.06)	7.30	35.63	0.13		0.13		1.01	124	43
12-31-2008	10.82	0.10	(4.22)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.99)	0.13		0.13		1.26	102	50
SERIES II
06-30-2013[4]	8.79	(0.02)	0.74	0.72	—	—	—	—	9.51	8.19 [5]	0.32	[6]	0.32	[6]	(0.32)[6]	176	2
12-31-2012	7.64	0.06	1.20	1.26	(0.07)	(0.04)	—	(0.11)	8.79	16.43	0.32		0.32		0.68	176	18
12-31-2011	8.33	0.05	(0.61)	(0.56)	(0.06)	(0.07)	—	(0.13)	7.64	(6.72)	0.32		0.32		0.65	181	23
12-31-2010	7.29	0.06	1.12	1.18	(0.07)	(0.07)	—	(0.14)	8.33	16.12	0.32		0.32		0.82	224	23
12-31-2009	5.42	0.05	1.87	1.92	(0.05)	— [7]	—	(0.05)	7.29	35.46	0.33		0.33		0.83	213	43
12-31-2008	10.79	0.09	(4.21)	(4.12)	(0.10)	(1.15)	—	(1.25)	5.42	(42.10)	0.33		0.33		1.07	166	50
SERIES NAV
06-30-2013[4]	8.81	— [7]	0.74	0.74	—	—	—	—	9.55	8.40 [5]	0.07	[6]	0.07	[6]	(0.07)[6]	166	2
12-31-2012	7.66	0.09	1.19	1.28	(0.09)	(0.04)	—	(0.13)	8.81	16.67	0.07		0.07		1.06	152	18
12-31-2011	8.35	0.09	(0.63)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.46)	0.07		0.07		1.06	118	23
12-31-2010	7.30	0.09	1.11	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.50	0.07		0.07		1.14	99	23
12-31-2009	5.43	0.07	1.87	1.94	(0.07)	— [7]	—	(0.07)	7.30	35.69	0.08		0.08		1.15	79	43
12-31-2008	10.82	0.14	(4.26)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.94)	0.08		0.08		1.80	45	50
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on the average daily shares outstanding. 3. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.69% – 1.18%, 0.70% – 1.10%, 0.48% – 1.10%, 0.48% – 1.10%, 0.49% – 1.25% and 0.34% – 1.18%, for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 4. Six months ended 6-30-13. Unaudited. 5. Not annualized. 6. Annualized. 7. Less than $0.005 per share.

Lifestyle Growth Trust
SERIES I
06-30-2013[4]	12.21	(0.01)	0.77	0.76	—	—	—	—	12.97	6.22 [5]	0.11	[6]	0.11	[6]	(0.11)[6]	832	1
12-31-2012	10.92	0.18	1.33	1.51	(0.18)	(0.04)	—	(0.22)	12.21	13.87	0.11		0.11		1.50	807	39	[7]
12-31-2011	11.42	0.22	(0.40)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.92	(1.60)	0.11		0.11		1.92	726	9	[7]
12-31-2010	10.34	0.19	1.15	1.34	(0.19)	(0.07)	—	(0.26)	11.42	13.02	0.11		0.11		1.81	742	23
12-31-2009	7.99	0.26	2.40	2.66	(0.26)	(0.05)	—	(0.31)	10.34	33.30	0.12		0.12		2.90	659	37
12-31-2008	13.76	0.25	(5.09)	(4.84)	(0.26)	(0.67)	—	(0.93)	7.99	(36.56)	0.12		0.12		2.20	512	40
SERIES II
06-30-2013[4]	12.18	(0.02)	0.76	0.74	—	—	—	—	12.92	6.08 [5]	0.31	[6]	0.31	[6]	(0.31)[6]	12,993	1
12-31-2012	10.90	0.15	1.33	1.48	(0.16)	(0.04)	—	(0.20)	12.18	13.59	0.31		0.31		1.27	12,818	39	[7]
12-31-2011	11.40	0.19	(0.39)	(0.20)	(0.20)	(0.10)	—	(0.30)	10.90	(1.80)	0.31		0.31		1.66	12,007	9	[7]
12-31-2010	10.32	0.17	1.15	1.32	(0.17)	(0.07)	—	(0.24)	11.40	12.83	0.31		0.31		1.59	13,186	23
12-31-2009	7.98	0.24	2.39	2.63	(0.24)	(0.05)	—	(0.29)	10.32	32.95	0.32		0.32		2.71	12,053	37
12-31-2008	13.73	0.25	(5.09)	(4.84)	(0.24)	(0.67)	—	(0.91)	7.98	(36.67)	0.32		0.32		2.21	8,826	40
SERIES NAV
06-30-2013[4]	12.22	— [8]	0.76	0.76	—	—	—	—	12.98	6.22 [5]	0.06	[6]	0.06	[6]	(0.06)[6]	565	1
12-31-2012	10.93	0.19	1.33	1.52	(0.19)	(0.04)	—	(0.23)	12.22	13.91	0.06		0.06		1.58	521	39	[7]
12-31-2011	11.43	0.24	(0.42)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.93	(1.55)	0.06		0.06		2.05	435	9	[7]
12-31-2010	10.35	0.21	1.14	1.35	(0.20)	(0.07)	—	(0.27)	11.43	13.05	0.06		0.06		1.93	405	23
12-31-2009	8.00	0.28	2.38	2.66	(0.26)	(0.05)	—	(0.31)	10.35	33.32	0.07		0.07		3.08	323	37
12-31-2008	13.78	0.30	(5.15)	(4.85)	(0.26)	(0.67)	—	(0.93)	8.00	(36.53)	0.07		0.07		2.71	211	40
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on the average daily shares outstanding. 3. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.48% – 1.18%, 0.49% – 1.10%, 0.48% – 1.10%, 0.48% – 1.10%, 0.49% – 1.25% and 0.49% – 1.18% for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 4. Six months ended 6-30-13. Unaudited. 5. Not annualized. 6. Annualized. 7. Excludes merger activity. 8. Less than $0.005 per share.

12

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)[3]		Expenses including reductions and amounts recaptured (%)[3]		Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Balanced Trust
SERIES I
06-30-2013[4]	12.48	(0.01)	0.45	0.44	—	—	—	—	12.92	3.53	[5]	0.11	[6]	0.11	[6]	(0.11)[6]	829	1
12-31-2012	11.41	0.22	1.13	1.35	(0.23)	(0.05)	—	(0.28)	12.48	11.87		0.11		0.11		1.82	834	32
12-31-2011	11.74	0.28	(0.21)	0.07	(0.28)	(0.12)	—	(0.40)	11.41	0.62		0.11		0.11		2.38	823	10
12-31-2010	10.79	0.25	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.74	11.75		0.11		0.11		2.19	832	30
12-31-2009	8.59	0.38	2.26	2.64	(0.36)	(0.08)	—	(0.44)	10.79	30.75		0.11		0.11		3.91	774	34
12-31-2008	13.61	0.34	(4.46)	(4.12)	(0.37)	(0.53)	—	(0.90)	8.59	(31.30)		0.12		0.12		2.94	581	36
SERIES II
06-30-2013[4]	12.43	(0.02)	0.44	0.42	—	—	—	—	12.85	3.38	[5]	0.31	[6]	0.31	[6]	(0.31)[6]	9,601	1
12-31-2012	11.36	0.20	1.13	1.33	(0.21)	(0.05)	—	(0.26)	12.43	11.70		0.31		0.31		1.62	9,828	32
12-31-2011	11.69	0.25	(0.20)	0.05	(0.26)	(0.12)	—	(0.38)	11.36	0.42		0.31		0.31		2.09	9,776	10
12-31-2010	10.75	0.22	1.01	1.23	(0.22)	(0.07)	—	(0.29)	11.69	11.49		0.31		0.31		1.99	10,775	30
12-31-2009	8.56	0.36	2.25	2.61	(0.34)	(0.08)	—	(0.42)	10.75	30.48		0.31		0.31		3.71	9,973	34
12-31-2008	13.56	0.36	(4.49)	(4.13)	(0.34)	(0.53)	—	(0.87)	8.56	(31.45)		0.32		0.32		3.11	6,959	36
SERIES NAV
06-30-2013[4]	12.50	— [7]	0.45	0.45	—	—	—	—	12.95	3.60	[5]	0.06	[6]	0.06	[6]	(0.06)[6]	1,250	1
12-31-2012	11.43	0.23	1.13	1.36	(0.24)	(0.05)	—	(0.29)	12.50	11.90		0.06		0.06		1.91	1,237	32
12-31-2011	11.76	0.28	(0.20)	0.08	(0.29)	(0.12)	—	(0.41)	11.43	0.67		0.06		0.06		2.39	1,168	10
12-31-2010	10.81	0.25	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.76	11.78		0.06		0.06		2.20	1,254	30
12-31-2009	8.60	0.36	2.30	2.66	(0.37)	(0.08)	—	(0.45)	10.81	30.90		0.06		0.06		3.79	1,221	34
12-31-2008	13.63	1.43	(5.56)	(4.13)	(0.37)	(0.53)	—	(0.90)	8.60	(31.28)		0.08		0.08		14.44	1,035	36
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on the average daily shares outstanding. 3. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.48% – 1.18%, 0.49% – 1.10%, 0.48% – 1.10%, 0.48% –1.10%, 0.49% – 1.23% and 0.49% – 1.17% for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 4. Six months ended 6-30-13. Unaudited. 5. Not annualized. 6. Annualized. 7. Less than $0.005 per share.

Lifestyle Moderate Trust
SERIES I
06-30-2013[4]	12.78	(0.01)	0.34	0.33	—	—	—	—	13.11	2.58	[5]	0.11	[6]	0.11	[6]	(0.11)[6]	311	1
12-31-2012	11.84	0.26	1.00	1.26	(0.27)	(0.05)	—	(0.32)	12.78	10.67		0.11		0.11		2.07	315	26
12-31-2011	12.01	0.32	(0.04)	0.28	(0.33)	(0.12)	—	(0.45)	11.84	2.33		0.11		0.11		2.65	301	12
12-31-2010	11.15	0.27	0.91	1.18	(0.27)	(0.05)	—	(0.32)	12.01	10.55		0.11		0.11		2.31	307	29
12-31-2009	9.15	0.43	2.07	2.50	(0.42)	(0.08)	—	(0.50)	11.15	27.26		0.12		0.12		4.24	278	31
12-31-2008	13.00	0.43	(3.53)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.15	(24.23)		0.12		0.12		3.72	215	28
SERIES II
06-30-2013[4]	12.73	(0.02)	0.33	0.31	—	—	—	—	13.04	2.44	[5]	0.31	[6]	0.31	[6]	(0.31)[6]	3,085	1
12-31-2012	11.79	0.23	1.00	1.23	(0.24)	(0.05)	—	(0.29)	12.73	10.50		0.31		0.31		1.86	3,157	26
12-31-2011	11.96	0.29	(0.03)	0.26	(0.31)	(0.12)	—	(0.43)	11.79	2.13		0.31		0.31		2.42	3,116	12
12-31-2010	11.10	0.24	0.91	1.15	(0.24)	(0.05)	—	(0.29)	11.96	10.39		0.31		0.31		2.10	3,272	29
12-31-2009	9.12	0.42	2.03	2.45	(0.39)	(0.08)	—	(0.47)	11.10	26.86		0.32		0.32		4.18	2,925	31
12-31-2008	12.95	0.47	(3.57)	(3.10)	(0.43)	(0.30)	—	(0.73)	9.12	(24.36)		0.32		0.32		4.07	1,890	28
SERIES NAV
06-30-2013[4]	12.79	— [7]	0.33	0.33	—	—	—	—	13.12	2.58	[5]	0.06	[6]	0.06	[6]	(0.06)[6]	95	1
12-31-2012	11.85	0.28	0.98	1.26	(0.27)	(0.05)	—	(0.32)	12.79	10.71		0.06		0.06		2.23	91	26
12-31-2011	12.02	0.38	(0.09)	0.29	(0.34)	(0.12)	—	(0.46)	11.85	2.38		0.06		0.06		3.07	75	12
12-31-2010	11.15	0.29	0.90	1.19	(0.27)	(0.05)	—	(0.32)	12.02	10.69		0.06		0.06		2.51	53	29
12-31-2009	9.16	0.50	1.99	2.49	(0.42)	(0.08)	—	(0.50)	11.15	27.19		0.07		0.07		4.84	37	31
12-31-2008	13.01	0.58	(3.68)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.16	(24.16)		0.07		0.07		5.08	19	28
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on the average daily shares outstanding. 3. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.48% – 1.18%, 0.49% – 1.10%, 0.48% – 1.10%, 0.49% – 1.23%, 0.34% – 1.17% and 0.34% – 1.38% for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.4. Six months ended 6-30-13. Unaudited. 5. Not annualized. 6. Annualized. 7. Less than $0.005 per share.

13

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Financial Highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data

		Income (loss) from investment operations			Less distributions					Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)[3]		Expenses including reductions and amounts recaptured (%)[3]		Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Trust
SERIES I
06-30-2013[4]	12.96	(0.01)	— [5]	(0.01)	—	—	—	—	12.95	(0.08)[6]	0.11	[7]	0.11	[7]	(0.11)[7]	249	—	[8]
12-31-2012	12.56	0.33	0.73	1.06	(0.32)	(0.34)	—	(0.66)	12.96	8.52	0.11		0.11		2.51	274	22
12-31-2011	12.57	0.42	0.11	0.53	(0.41)	(0.13)	—	(0.54)	12.56	4.23	0.11		0.11		3.27	252	17
12-31-2010	11.83	0.29	0.79	1.08	(0.30)	(0.04)	—	(0.34)	12.57	9.12	0.11		0.11		2.36	247	34
12-31-2009	10.26	0.51	1.71	2.22	(0.49)	(0.16)	—	(0.65)	11.83	21.71	0.12		0.12		4.58	229	37
12-31-2008	13.02	0.55	(2.55)	(2.00)	(0.51)	(0.25)	—	(0.76)	10.26	(15.57)	0.12		0.12		4.52	168	31
SERIES II
06-30-2013[4]	12.89	(0.02)	— [5]	(0.02)	—	—	—	—	12.87	(0.16)[6]	0.31	[7]	0.31	[7]	(0.31)[7]	2,348	—	[8]
12-31-2012	12.50	0.30	0.73	1.03	(0.30)	(0.34)	—	(0.64)	12.89	8.27	0.31		0.31		2.29	2,613	22
12-31-2011	12.51	0.39	0.12	0.51	(0.39)	(0.13)	—	(0.52)	12.50	4.04	0.31		0.31		3.05	2,525	17
12-31-2010	11.78	0.27	0.77	1.04	(0.27)	(0.04)	—	(0.31)	12.51	8.87	0.31		0.31		2.20	2,572	34
12-31-2009	10.22	0.52	1.67	2.19	(0.47)	(0.16)	—	(0.63)	11.78	21.44	0.32		0.32		4.65	2,266	37
12-31-2008	12.96	0.63	(2.63)	(2.00)	(0.49)	(0.25)	—	(0.74)	10.22	(15.67)	0.32		0.32		5.30	1,297	31
SERIES NAV
06-30-2013[4]	12.98	— [5]	(0.01)	(0.01)	—	—	—	—	12.97	(0.08)[6]	0.06	[7]	0.06	[7]	(0.06)[7]	52	—	[8]
12-31-2012	12.58	0.36	0.71	1.07	(0.33)	(0.34)	—	(0.67)	12.98	8.55	0.06		0.06		2.77	50	22
12-31-2011	12.59	0.46	0.08	0.54	(0.42)	(0.13)	—	(0.55)	12.58	4.27	0.06		0.06		3.57	34	17
12-31-2010	11.84	0.33	0.76	1.09	(0.30)	(0.04)	—	(0.34)	12.59	9.25	0.06		0.06		2.67	30	34
12-31-2009	10.28	0.56	1.66	2.22	(0.50)	(0.16)	—	(0.66)	11.84	21.63	0.07		0.07		4.99	20	37
12-31-2008	13.03	0.68	(2.66)	(1.98)	(0.52)	(0.25)	—	(0.77)	10.28	(15.43)	0.07		0.07		5.72	10	31
1. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 2. Based on the average daily shares outstanding. 3. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.48% – 1.10%, 0.49% – 1.10%, 0.48% – 1.10%, 0.48% – 1.02%, 0.49% – 0.99% and 0.49% – 1.11% for the periods ended 6-30-13, 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively. 4. Six months ended 6-30-13. Unaudited. 5. Less than $0.005 per share. 6. Not annualized. 7. Annualized 8. Less than 1%.

14

The accompanying notes are an integral part of the financial statements.

John Hancock Variable Insurance Trust

Notes to Financial Statements (Unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is a series company with multiple investment series, five of which (collectively, Lifestyle Portfolios or the portfolios, and individually the portfolio) are presented in this report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Series I, Series II, and Series NAV shares are presently offered only to certain affiliates of John Hancock Investment Management Services, LLC (the Advisor). The portfolios operate as “funds of funds” that invest in shares of underlying funds of the Trust, as well as unaffiliated investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

The accounting policies of the underlying funds of the portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) website at sec.gov, or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Equity securities held by the portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates, and credit quality. The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit.  The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of Operations. Prior to March 27, 2013, the portfolios participated in a $200 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended June 30, 2013 were as follows:

Portfolio	Commitment Fee
Lifestyle Aggressive	$264
Lifestyle Growth	2,112
Lifestyle Balanced	1,960
Lifestyle Moderate	729
Lifestyle Conservative	627

For the six months ended June 30, 2013, the portfolios had no borrowings under either line of credit.

Expenses.  Within the John Hancock Funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses, and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

15

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Federal income taxes.  The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2012:

	CAPITAL LOSS CARRYFORWARD EXPIRING AT DECEMBER 31,			No Expiration Date
Portfolio	2016	2017	2018	Short-term	Long-term
Lifestyle Aggressive	—	$59,008,511	$22,833,335	—	—
Lifestyle Growth	—	1,418,761,384	192,694,144	—	—
Lifestyle Balanced	—	537,913,693	177,566,072	—	—
Lifestyle Moderate	—	1,713,826	16,781,631	—	—
Lifestyle Conservative	—	—	—	—	—

As of December 31, 2012, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2013, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Lifestyle Aggressive	$397,433,936	$56,212,294	($9,080,958)	$47,131,336
Lifestyle Growth	12,546,198,404	1,917,649,775	(74,214,478)	1,843,435,297
Lifestyle Balanced	10,381,600,490	1,306,298,437	(6,665,273)	1,299,633,164
Lifestyle Moderate	3,163,306,803	331,949,240	(4,731,057)	327,218,183
Lifestyle Conservative	2,537,582,986	114,151,759	(1,817,198)	112,334,561

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals for all portfolios.

3.  GUARANTEES AND INDEMNIFICATIONS  Under the portfolios’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, each portfolio enters into contracts with service providers that contain general indemnification clauses. A portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

4.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.  The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Funds II (JHF II). JHF II Lifestyle Portfolios are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Funds, LLC. The Advisor has subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset management (North America) Limited and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, which are indirect owned subsidiaries of MFC and affiliates of the Advisor. In addition, the Advisor has a subadvisory agreement with QS Investors, LLC. The portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust, JHF II, and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock Total Bond Market Trust B, and John Hancock International Equity Index Trust B.

16

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The fees on Affiliated Fund Assets and Other Assets are stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and the JHF II Lifestyle Portfolios. The rates, outlined below, are applied to the Affiliated Fund Assets and Other Assets of each portfolio.

	First $7.5 billion of average net assets	Excess over $7.5 billion of average net assets
Affiliated Fund Assets	0.05%	0.04%
Other Assets	0.50%	0.49%

The investment management fees incurred for the six months ended June 30, 2013, were equivalent to an annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses, advisory fees, Rule 12b-1 fees, underlying fund expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. There were no waivers under this plan for the six months ended June 30, 2013. This voluntary agreement will continue in effect until terminated by the Advisor.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of average daily net assets and 0.49% of the portfolios’ average net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time.

There were no expense reimbursements for the six months ended June 30, 2013.

Expense recapture.  The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitations or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the portfolios are below their expense limitation during this period. For the six months ended June 30, 2013, the Advisor did not recapture any expenses.

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting, and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders, and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2013 amounted to an annual rate of 0.01% of each portfolio’s average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I and Series II shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio’s shares.

Class	Rule 12b-1 Fees
Series I	0.15%
Series II	0.35%

Currently, Series I shares and Series II shares are charged Rule 12b-1 fees of 0.05% and 0.25%, respectively.

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its average daily net assets.

5.  PORTFOLIO SHARE TRANSACTIONS Transactions in portfolio shares for the six months ended June 30, 2013, and for the year ended December 31, 2012 were as follows:

Lifestyle Aggressive Trust Capital Stock	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	654,967	$6,225,587	236,386	$1,994,317
Distributions reinvested	—	—	149,395	1,305,714
Repurchased	(666,863)	(6,303,571)	(3,617,746)	(30,427,424)
Net decrease	(11,896)	($77,984)	(3,231,965)	($27,127,393)
Series II shares
Sold	140,784	$1,322,431	513,743	$4,323,420
Distributions reinvested	—	—	237,515	2,071,131
Repurchased	(1,638,633)	(15,481,129)	(4,506,024)	(37,948,689)
Net decrease	(1,497,849)	($14,158,698)	(3,754,766)	($31,554,138)

17

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Aggressive Trust Capital Stock, continued	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	741,008	$6,969,491	3,023,215	$25,053,648
Distributions reinvested	—	—	244,540	2,137,280
Repurchased	(631,421)	(5,934,061)	(1,460,436)	(12,050,683)
Net increase	109,587	$1,035,430	1,807,319	$15,140,245
Total net decrease	(1,400,158)	($13,201,252)	(5,179,412)	($43,541,286)

Lifestyle Growth Trust Capital Stock	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,023,101	$13,176,877	1,061,847	$12,496,185
Issued in reorganization (Note 8)	—	—	4,537,595	54,305,992
Distributions reinvested	—	—	1,194,645	14,526,886
Repurchased	(2,936,298)	(37,924,034)	(7,195,796)	(85,008,260)
Net decrease	(1,913,197)	($24,747,157)	(401,709)	($3,679,197)
Series II shares
Sold	2,056,779	$25,493,293	3,188,584	$38,315,292
Issued in reorganization (Note 8)	—	—	45,216,347	539,693,731
Distributions reinvested	—	—	17,082,747	207,213,716
Repurchased	(48,712,129)	(629,317,872)	(115,272,818)	(1,359,173,161)
Net decrease	(46,655,350)	($603,824,579)	(49,785,140)	($573,950,422)
Series NAV shares
Sold	1,914,073	$25,020,441	4,038,033	$47,740,746
Issued in reorganization (Note 8)	—	—	282,586	3,386,029
Distributions reinvested	—	—	786,469	9,571,337
Repurchased	(1,063,012)	(13,680,684)	(2,221,470)	(26,609,405)
Net increase	851,061	$11,339,757	2,885,618	$34,088,707
Total net decrease	(47,717,486)	($617,231,979)	(47,301,231)	($543,540,912)

Lifestyle Balanced Trust Capital Stock	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	733,357	$9,474,035	1,478,357	$17,973,263
Distributions reinvested	—	—	1,492,073	18,561,384
Repurchased	(3,372,936)	(43,756,426)	(8,253,133)	(100,830,143)
Net decrease	(2,639,579)	($34,282,391)	(5,282,703)	($64,295,496)
Series II shares
Sold	345,607	$4,363,479	3,545,384	$42,490,528
Distributions reinvested	—	—	16,201,231	200,733,251
Repurchased	(44,265,000)	(572,450,349)	(89,464,101)	(1,089,370,496)
Net decrease	(43,919,393)	($568,086,870)	(69,717,486)	($846,146,717)
Series NAV shares
Sold	495,053	$6,484,502	1,703,500	$20,934,779
Distributions reinvested	—	—	2,242,832	27,945,681
Repurchased	(2,863,527)	(37,177,298)	(7,194,952)	(87,375,398)
Net decrease	(2,368,474)	($30,692,796)	(3,248,620)	($38,494,938)
Total net decrease	(48,927,446)	($633,062,057)	(78,248,809)	($948,937,151)

Lifestyle Moderate Trust Capital Stock	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	646,583	$8,552,430	1,496,455	$18,903,881
Distributions reinvested	—	—	606,915	7,744,240
Repurchased	(1,570,028)	(20,655,485)	(2,936,624)	(36,956,462)
Net decrease	(923,445)	($12,103,055)	(833,254)	($10,308,341)
Series II shares
Sold	1,352,027	$17,566,546	4,328,689	$53,753,240
Distributions reinvested	—	—	5,681,881	72,159,891
Repurchased	(12,850,914)	(168,875,585)	(26,189,755)	(329,042,093)
Net decrease	(11,498,887)	($151,309,039)	(16,179,185)	($203,128,962)
Series NAV shares
Sold	609,435	$8,031,347	2,253,208	$28,685,590
Distributions reinvested	—	—	176,405	2,250,928
Repurchased	(513,454)	(6,881,467)	(1,642,902)	(20,686,129)
Net increase	95,981	$1,149,880	786,711	$10,250,389
Total net decrease	(12,326,351)	($162,262,214)	(16,225,728)	($203,186,914)

18

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Conservative Trust Capital Stock	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Series I shares
Sold	651,324	$8,577,767	2,984,576	$39,061,396
Distributions reinvested	—	—	1,033,327	13,425,325
Repurchased	(2,519,966)	(33,098,170)	(2,989,830)	(39,183,515)
Net increase (decrease)	(1,868,642)	($24,520,403)	1,028,073	$13,303,206
Series II shares
Sold	765,000	$9,931,266	11,632,562	$151,481,210
Distributions reinvested	—	—	9,645,850	124,625,192
Repurchased	(20,935,418)	(273,687,553)	(20,688,535)	(268,504,504)
Net increase (decrease)	(20,170,418)	($263,756,287)	589,877	$7,601,898
Series NAV shares
Sold	595,507	$7,848,889	1,262,318	$16,545,710
Distributions reinvested	—	—	176,841	2,300,541
Repurchased	(394,576)	(5,164,572)	(316,598)	(4,143,101)
Net increase	200,931	$2,684,317	1,122,561	$14,703,150
Total net increase (decrease)	(21,838,129)	($285,592,373)	2,740,511	$35,608,254

Affiliated share ownership.  Affiliates of the Trust owned 100% of shares of beneficial interest of Series NAV of the portfolios, on June 30, 2013.

6.  PURCHASE AND SALE OF SECURITIES The following summarizes the purchases and sales for the six months ended June 30, 2013.

PORTFOLIO	PURCHASES	SALES
Lifestyle Aggressive	$8,679,515	$22,268,704
Lifestyle Growth	192,210,919	830,135,577
Lifestyle Balanced	72,991,122	721,808,482
Lifestyle Moderate	24,934,499	192,251,370
Lifestyle Conservative	10,306,233	299,859,456

7.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended June 30, 2013, the following portfolios held 5% or more of an underlying fund’s net assets:

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS’ NET ASSETS
Lifestyle Aggressive Trust
	Small Company Trust	9.79%
	Natural Resources Trust	8.91%
Lifestyle Growth Trust
	Small Cap Growth Trust	16.12%
	Core Bond Trust	29.37%
	Mid Value Trust	18.90%
	Small Cap Value Trust	10.91%
	New Income Trust	29.66%
	U.S. Equity Trust	48.90%
	Heritage Trust	52.47%
	Small Company Growth Trust	54.66%
	Total Return Trust	23.57%
	Global Bond Trust	18.89%
	Equity Income Trust	29.09%
	Fundamental Large Cap Value Trust	41.24%
	Fundamental Value Trust	32.35%
	All Cap Value Trust	45.69%
	Small Company Value Trust	29.62%
	Small Cap Opportunities Trust	46.31%
	Blue Chip Growth Trust	24.03%
	All Cap Core Trust	38.69%
	Capital Appreciation Trust	33.71%
	International Value Trust	33.13%
	International Core Trust	42.28%
	Mid Cap Value Stock Trust	19.92%
	Strategic Equity Allocation Trust	51.12%
	Bond Trust	21.88%
	Short Term Government Income Trust	16.48%
	Smaller Company Growth Trust	27.76%
	Alpha Opportunities Trust	55.60%
	Growth and Equity Trust	63.36%
	Emerging Markets Value Trust	54.34%
	Mid Cap Value Equity Trust	53.41%
	International Growth Stock Trust	45.00%
	JHFII International Growth Opportunities Fund	20.79%
Lifestyle Balanced Trust
	Mid Cap Value Equity Trust	43.88%
	Heritage Trust	43.12%
	New Income Trust	40.47%
	Core Bond Trust	39.98%
Lifestyle Balanced Trust (continued)
	Emerging Markets Value Trust	34.23%
	Small Company Growth Trust	33.69%
	Total Return Trust	32.30%
	Bond Trust	31.29%
	Alpha Opportunities Trust	31.29%
	Growth and Equity Trust	31.28%
	All Cap Core Trust	30.48%
	International Growth Stock Trust	30.29%
	Strategic Equity Allocation Trust	29.29%
	International Core Trust	28.45%
	All Cap Value Trust	27.26%
	Global Bond Trust	26.05%
	Fundamental Large Cap Value Trust	24.71%
	U.S. Equity Trust	23.78%
	Short Term Government Income Trust	21.81%
	International Value Trust	20.97%
	Smaller Company Growth Trust	19.94%
	Capital Appreciation Trust	18.60%
	Fundamental Value Trust	18.22%
	Small Company Value Trust	17.84%
	Equity Income Trust	15.00%
	Blue Chip Growth Trust	14.19%
	JHFII International Growth Opportunities Fund	13.50%
	Mid Cap Value Stock Trust	12.27%
	Mid Value Trust	11.63%
	Small Cap Growth Trust	10.30%
	Small Cap Value Trust	8.06%
Lifestyle Moderate Trust
	New Income Trust	14.80%
	Core Bond Trust	14.68%
	Total Return Trust	11.71%
	Bond Trust	11.58%
	Global Bond Trust	9.51%
	International Core Trust	9.33%
	International Growth Stock Trust	9.06%
	Small Company Growth Trust	8.35%
	Short Term Government Income Trust	7.78%
	Alpha Opportunities Trust	7.38%
	International Value Trust	7.37%
	Capital Appreciation Trust	7.05%

19

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE CLASS NAV	PERCENT OF UNDERLYING FUNDS’ NET ASSETS
Lifestyle Moderate Trust (continued)
	Strategic Equity Allocation Trust	6.99%
	All Cap Value Trust	6.27%
	Fundamental Large Cap Value Trust	5.70%
	Blue Chip Growth Trust	5.12%
	Smaller Company Growth Trust	5.06%
Lifestyle Conservative Trust
	New Income Trust	15.92%
	Core Bond Trust	15.65%
	Total Return Trust	12.72%
	Bond Trust	12.44%
	Global Bond Trust	10.36%
	Short Term Government Income Trust	8.40%

8.  REORGANIZATIONS On April 17, 2012, the shareholders of Balanced Trust, Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust (the Acquired Portfolios) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Lifestyle Growth Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolios in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolios; and (c) the distribution to the Acquired Portfolios’ shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to eliminate a smaller Acquired Fund in favor of a larger Acquiring Fund that has the potential to achieve a better long-term performance record and potential opportunities for economies of scale than the Acquired Fund. Each Acquired Fund and the Acquiring Fund had similar investment objectives and principal investment strategies. As a result of the reorganization, the Acquiring Portfolio was the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolios or their shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolios’ identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolios were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolios. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 27, 2012. The following outlines the reorganization:

ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIOS	ACQUIRED NET ASSET VALUE OF THE ACQUIRED PORTFOLIOS	APPRECIATION OF THE ACQUIRED PORTFOLIOS’ INVESTMENT	SHARES REDEEMED BY THE ACQUIRED PORTFOLIOS	SHARES ISSUED BY THE ACQUIRING PORTFOLIO	ACQUIRING PORTFOLIO NET ASSETS PRIOR TO COMBINATION	ACQUIRING PORTFOLIO TOTAL NET ASSETS AFTER COMBINATION
Lifestyle Growth Trust	Balanced Trust	$4,218,857	$60,322	358,260	352,219	$14,062,512,334	$14,066,731,191
Lifestyle Growth Trust	Core Allocation Trust	$132,471,252	$2,092,708	8,542,179	11,095,203	$14,066,731,191	$14,199,202,443
Lifestyle Growth Trust	Core Balanced Trust	$249,418,553	($10,317,465)	16,880,727	20,888,807	$14,199,202,443	$14,448,620,996
Lifestyle Growth Trust	Core Disciplined Diversification Trust	$211,277,090	$4,509,963	13,011,534	17,700,299	$14,448,620,996	$14,659,898,086

Because the combined Portfolios have been managed as a single integrated Portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations at December 31, 2012. See Note 5 for capital shares issued in connection with the above referenced reorganizations.

20

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Variable Insurance Trust (the “Trust”) of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements with respect to each of the portfolios of the Trust included in this report (the “Funds” or the “Fund of Funds”).

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Adviser and the applicable Subadvisory Agreements between the Adviser and the investment sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) with respect to each of the Funds identified below.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meeting a variety of materials relating to each Fund, the Adviser and each Sub-Adviser, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third party provider of mutual fund data, performance information for relevant indices, and, with respect to each Sub-Adviser, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Adviser and the Sub-Advisers regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements, as well as information regarding the Adviser’s revenues and costs of providing services to the Funds and compensation paid to affiliates of the Adviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Adviser and the Sub-Advisers is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser and the Sub-Advisers to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Sub-Advisers with respect to the Funds they manage. The Board noted the affiliation of certain of the Sub-Advisers with the Adviser, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Funds by the Adviser’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Adviser relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Adviser’s risk management processes. The Board considered that the Adviser is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-Advisers, and is also responsible for monitoring and reviewing the activities of the Sub-Advisers and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees also took into account their knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Adviser has in the past managed the Trust’s affairs and its subadvisory relationships, the Adviser’s oversight and monitoring of the Sub-Advisers’ investment performance and compliance programs, such as the Sub-Advisers’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Adviser’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Adviser’s personnel;

(c)  the Adviser’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Adviser’s administrative capabilities, including its ability to supervise the other service providers for the Funds;

(e)  the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; and

(f)  the Adviser’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Adviser may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third party provider of mutual fund data. Such report included each Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds; and

(d)  took into account the Adviser’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

21

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being reasonably addressed and/or monitored.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that the Adviser pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Sub-Adviser. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Adviser concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Adviser’s and Subadvisers’ services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, in the case of each Fund of Funds, the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any Sub-Advisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Adviser;

(b)  reviewed and considered (i) an analysis presented by the Adviser regarding the net profitability to the Adviser and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d)  received information with respect to the Adviser’s allocation methodologies used in preparing the profitability data;

(e)  considered that the John Hancock insurance companies that are affiliates of the Adviser, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Adviser also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Sub-Advisers are affiliates of the Adviser;

(h)  noted that affiliates of the Adviser provide transfer agency services and distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Adviser also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Adviser and are negotiated at arms’ length with respect to the unaffiliated Sub-Adviser;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Adviser and its affiliates with regard to the Underlying Portfolios in which the Funds may invest; and

(l)  considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the level of profitability, if any, of the Adviser and its affiliates (including the Sub-Advisers that are affiliated with the Adviser), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that the Adviser has agreed, effective June 1, 2013, to waive its management fee for certain of the underlying portfolios it advises in which the Funds of Funds may invest and for each of the other John Hancock open-end funds (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, and index funds of the Trust and John Hancock Funds II and the John Hancock closed-end funds.);

(b)  reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Sub-Advisory Agreements, the Board reviewed:

(1)	information relating to each Sub-Adviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

22

John Hancock Variable Insurance Trust

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Adviser and the unaffiliated Sub-Adviser.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Sub-Advisers with respect to each Fund, the Board received information provided to the Board by each Sub-Adviser, including each Sub-Adviser’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Sub-Adviser’s current level of staffing and its overall resources, as well as received information relating to a Sub-Adviser’s compensation program. The Board reviewed each Sub-Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Sub-Adviser’s compliance program and any disciplinary history. The Board also considered the Sub-Adviser’s risk assessment and monitoring process. The Board reviewed each Sub-Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Adviser conducts regular, periodic reviews of each Sub-Adviser and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Sub-Advisers and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Sub-Advisers and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Sub-Adviser.

The Board considered each Sub-Adviser’s investment process and philosophy. The Board took into account that each Sub-Adviser’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Sub-Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadviser Compensation. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser and not the Funds. With respect to each Fund, the Board also relied on the ability of the Adviser to negotiate the Sub-Advisory Agreement with the Sub-Adviser that is not affiliated with the Adviser and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the unaffiliated Sub-Adviser from its relationship with the Trust were not a material factor in the Board’s consideration of such Sub-Advisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Adviser and its affiliates and to the unaffiliated Sub-Adviser) of any material relationships with respect to the unaffiliated Sub-Adviser, which include arrangements in which unaffiliated sub-advisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Adviser or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Sub-Advisory Agreements.

In addition, the Board considered other potential indirect benefits that the Sub-Adviser and its affiliates may receive from the Sub-Adviser’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a subadvisory fee to each Sub-Adviser. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Adviser to fees charged by each Fund’s Sub-Adviser to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Sub-Adviser Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Adviser’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Adviser’s focus on each Subadviser’s performance. The Board also noted each Subadviser’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreements with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Sub-Adviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Sub-Adviser generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks and each Fund’s overall performance is satisfactory, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being reasonably addressed and/or monitored);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4)	Noted that the subadvisory fees are paid by the Adviser, and that the fee structure for each of the Funds contains breakpoints at the advisory fee level.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to each Sub-Adviser for the Fund of Funds and concluded that the subadvisory fee to be paid to each Sub-Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Sub-Advisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Sub-Advisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Sub-Advisory Agreements with respect to each Fund for an additional one-year period.

23

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Lifestyle Aggressive Trust

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)

(QS Investors, LLC)

Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust outperformed the average for the one-year period and underperformed the average for the three- and five-year periods.
Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the differences in investment allocations from the peer group that contributed to relative underperformance, and the favorable performance relative to its benchmark index and peer group for the one-year period.

Lifestyle Balanced Trust

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)

(QS Investors, LLC)

Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.
Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the differences between the investment strategies of the Trust and those of its peer group, and the impact of market conditions on the Trust’s investment strategies relative to the peer group. The Board also noted the favorable performance relative to its peer group for the longer-term five-year period.

Lifestyle Conservative Trust

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)

(QS Investors, LLC)

Benchmark Index — The Trust outperformed for the one-year period, matched the performance for the three-year period and underperformed for the five-year period.

Lipper Category — The Trust underperformed the average for the one-year period, and outperformed the average for the three- and five-year periods.
Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the differences between the investment strategies of the Trust and those of its peer group, and the impact of market conditions on the Trust’s investment strategies relative to the peer group. The Board also noted the favorable performance relative to its peer group for the longer-term three- and five-year periods.

Lifestyle Growth Trust

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)

(QS Investors, LLC)

Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one- and three-year period and outperformed the average for the five-year period.
Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the differences between the investment strategies of the Trust and those of its peer group, and the impact of market conditions on the Trust’s investment strategies relative to the peer group. The Board also noted the Trust’s favorable performance relative to its peer group for the longer-term five-year period and since inception.

24

John Hancock Variable Insurance Trust

Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of December 31, 2012	Fees and Expenses	Comments

Lifestyle Moderate Trust

(John Hancock Asset Management a division of Manulife Asset Management (US) LLC)

(John Hancock Asset Management a division of Manulife Asset Management (North America) Limited)

(QS Investors, LLC)

Benchmark Index — The Trust outperformed for the one-year period and underperformed for the three- and five-year periods.

Lipper Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.
		Net management fees for this Trust are lower than the peer group median. Total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance, including the favorable performance relative to its peer group for the three- and five-year periods.

25

John Hancock Variable Insurance Trust

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

26

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444

PRSRT STD
U.S. POSTAGE
PAID
HOLLISTON, MA
PERMIT NO. 20

Management of the Trust

Trustees
James M. Oates, Chairperson
Steven R. Pruchansky,*** Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham**
Grace K. Fey***
Theron S. Hoffman*
Deborah C. Jackson**
Hassell H. McClellan**
Gregory A. Russo***
Warren A. Thomson†

* Member of the Audit Committee
** Member of the Compliance Committee
*** Contracts, Legal & Risk Committee
† Non-Independent Trustee

Officers
Hugh McHaffie, President
Andrew G. Arnott, Executive Vice President
Thomas M. Kinzler, Secretary and Chief Legal Officer
Francis V. Knox, Jr., Chief Compliance Officer
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer

Investment Adviser
John Hancock Investment Management Services, LLC
Boston, Massachusetts

JHTLSA 6/13
8/13

1115018: 0613

AMERICAN
FUNDS

®

From Capital Group

Semi-annual report for the six months ended June 30, 2013

American Funds

Insurance Series

®

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for several variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Mortgage Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund* show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of the other expenses. The waivers and reimbursements will be in effect through at least May 1, 2014, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. Applicable fund results shown reflect the waivers and reimbursements, without which they would have been lower.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

*Effective August 12, 2013, Protected Asset Allocation Fund was renamed Managed Risk Asset Allocation Fund.

Fellow investors:

An improving housing market and greater confidence in moderate economic growth lifted U.S. stocks to record highs in the first half of 2013. A selloff late in the period cut into the gains — after the Federal Reserve hinted it might begin phasing out its stimulus program — but markets soon recovered. Standard & Poor’s 500 Composite Index rose 13.8% over the six months through June 30.

Stocks in Japan did even better, rising 16.5% as investors embraced new Prime Minister Shinzo Abe’s package of aggressive monetary easing, fiscal stimulus and structural reforms. Elsewhere, the picture was different. Many European markets faltered amid concerns about the euro zone’s protracted recession. Most emerging market economies were weak, particularly commodity-producing countries like Brazil and South Africa.

Global stocks in aggregate, as measured by the MSCI ACWI (All Country World Index), rose 6.1% for the six months through June 30. Apart from the U.S. and Japan, only Switzerland had a double-digit gain (+10.9%). More than half the countries in the index had losses, with developed countries holding up better than their developing counterparts. Peru declined the most (–29.3%), followed by the Czech Republic (–21.3%) and Egypt (–19.5%). The weakest developed markets were Italy (–9.0%), Austria (–7.6%), Canada (–6.7%) and Spain (–6.2%). Country returns are based on MSCI indexes. Returns for all MSCI indexes are calculated in U.S. dollars and reflect both dividends net of withholding taxes and reinvestment of distributions. All market indexes referenced in this report are unmanaged and, therefore, have no expenses.

While U.S. stocks enjoyed record highs during the first half of 2013, bond markets had a much tougher time. The feared reduction in Fed stimulus sparked the biggest quarterly selloff in Treasuries since 2010. The Barclays U.S. Aggregate Index, which measures investment-grade bonds, lost 2.4% for the six-month period, while the Barclays Global Aggregate Index declined 4.8%. After rising 18.5% in 2012, the J.P. Morgan Emerging Markets Bond Index Global slumped to an 8.2% loss. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 1.4%. The yield on the 10-year U.S. Treasury was 2.52% at June 30, up from 1.78% on December 31, 2012.

The U.S. dollar gained against almost all currencies, particularly the Japanese yen (–13.0%), which continues to weaken because of the government’s monetary easing policy, the South African rand (–14.5%) and the Australian dollar (–11.8%). The euro declined 1.4%, the British pound lost 6.7% and the Canadian dollar fell 5.6%. A few currencies gained against the dollar, led by the Israeli shekel (+2.5%), Chinese renminbi (+1.5%) and Kenyan shilling (+0.3%).

In this report

Letter to investors

Fund reviews

Investment portfolios

Global Growth FundSM

Global Small Capitalization FundSM

Growth FundSM

International FundSM

New World Fund®

Blue Chip Income and Growth FundSM

Global Growth and Income FundSM

Growth-Income FundSM

International Growth and Income FundSM

Asset Allocation FundSM

Global Balanced FundSM

Bond FundSM

Global Bond FundSM

High-Income Bond FundSM

Mortgage FundSM

U.S. Government/AAA-Rated Securities FundSM

Cash Management FundSM

Managed Risk Growth FundSM

Managed Risk International FundSM

Managed Risk Blue Chip Income and Growth FundSM

Managed Risk Growth-Income FundSM

Managed Risk Asset Allocation FundSM

Financial statements

American Funds Insurance Series

Results for the equity funds in American Funds Insurance Series were mostly positive. Not surprisingly, U.S.-focused funds had the best returns. The global bond market weakness was reflected in the series’ bond fund results — all recorded losses except High-Income Bond Fund, which often has results more in line with an equity fund.

Looking ahead

The U.S. economy continues to improve, as evidenced by the resurgent housing market and growing auto sales. While unemployment remains high by historical standards, it declined slightly during the six-month period. We believe that company valuations are moderate and, if these conditions persist, that U.S. equity investors are likely to see returns in line with long-term averages. Of course, there are still unresolved issues in other areas, including the ongoing European debt crisis, geopolitical tensions in the Middle East and Northeast Asia, and slowing growth in China. These problems could have an impact on U.S. and global equity markets if they rise in importance, but they appear to be receding at this point. For bond investors, the outlook is somewhat murkier. Long-term interest rates have risen recently and are expected to rise further in the coming months, which could affect bond fund returns.

This uncertainty serves as a reminder to investors of the importance of staying focused on financial goals and not being distracted by negative news. Our portfolio managers and investment analysts consider the long-term fundamental prospects for a company before making investment decisions, and we think it is important that investors also take a long-term view. When our time horizon is aligned with yours, it makes for the best possible partnership.

However, we recognize that some investors may have short-term financial needs that make extra protection against volatility valuable and worthy of discussion with a financial advisor. Such investors may include those who are about to retire or are in retirement and have certain withdrawal requirements. For these investors, and those who are concerned about volatility, we have added four new managed risk funds to American Funds Insurance Series: Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund. These funds join Managed Risk Asset Allocation Fund (formerly known as Protected Asset Allocation Fund), which launched in September 2012.

Each fund invests primarily in shares of the underlying fund of the same name. Managed Risk Growth Fund, for example, invests primarily in shares of American Funds Insurance Series Growth Fund. The managed risk funds then seek to provide lower volatility than the underlying fund through the use of an additional risk management strategy that adjusts the managed risk funds’ effective exposure to stocks during periods of market volatility.

Results for the new funds and a summary of their first two months in operation, as well as portfolio holdings, appear in this report.

We thank all investors for their support and look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal
Vice Chairman of the Board

Alan N. Berro
President

August 8, 2013

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)

The Americas
United States	38.4%

Canada	2.2

Other	.5

41.1

Europe
United Kingdom	9.2

Switzerland	4.0

Denmark	3.2

France	3.2

Netherlands	3.1

Germany	2.6

Belgium	1.4

Spain	1.3

Finland	1.0

Other	.9

29.9

Asia/Pacific Basin
Japan	9.8

China	2.8

Australia	2.3

Hong Kong	2.1

Taiwan	1.8

India	1.5

Other	.9

21.2

Other regions
South Africa	3.5

Short-term securities & other assets less liabilities	4.3

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013
	Class 1	Class 2	Class 4
1 year	21.21%	20.91%	20.89%
5 years	5.69	5.43	5.21
10 years	10.18	9.91	9.66
Lifetime (since April 30, 1997)	9.23	8.96	8.70

Expense ratios	.56	.81	1.06	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.
[2]	The MSCI index result reflects dividends net of withholding taxes.

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 7.47% for the six months ended June 30, 2013, outpacing the MSCI ACWI (All Country World Index), which rose 6.05%.2

          After a strong first quarter, many international markets faltered in the second half of the period amid renewed concerns about uncertain U.S. monetary policy and the euro zone’s protracted recession.

          The fund benefited from the strong U.S. market, which reached record highs during the period. Investments in Japan, Switzerland and the Netherlands were also strong. South Africa, the United Kingdom, China and South Korea were among the fund’s weakest areas.

          Stocks in the consumer discretionary sector, the fund’s largest at June 30, made a significant contribution to the return: Companies in the media; internet and catalog retail; and textiles, apparel and luxury goods industries were particularly strong. The second-largest sector, health care, also did well, due mainly to the contribution of holdings in biotechnology companies.

          The fund’s weakest sectors were energy and materials, where companies suffered from an excess supply of oil and sluggish demand for raw materials.

          Although the global outlook remains uncertain, the fund’s portfolio managers continue to find attractive long-term investment opportunities.

American Funds Insurance Series

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 8.97% for the six months ended June 30, 2013, beating its benchmark, the MSCI All Country World Small Cap Index, which rose 8.77%,1 and its peer group, the Lipper Global Small-Cap Funds Average, which was up 8.40%.

          Global macroeconomic news has gradually improved. The U.S. equity markets rose as a boost in auto sales and the housing market fueled some investor optimism. Europe continued to muddle through its recession, and growth in China has slowed.

          The fund had a lower concentration in the countries that instituted supportive monetary policies, particularly the U.S. and Japan. While effective stock selection among U.S. companies compensated for that lack of exposure, the fund’s lower concentration in Japan hurt results.

          Highlighting the fund’s returns the most were holdings of “disruptive” companies, Netflix and Tesla Motors; that is, companies that change the value proposition of the industry they are in. Both companies saw their stock price double during the period.

          Although the emerging markets have presented investment challenges, the fund has an outstanding global research team that will continue to locate interesting and potentially game-changing companies at favorable valuations that have the ability to succeed, even in challenging economies.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)

The Americas
United States	42.8%

Canada	1.3

Brazil	1.2

Other	.7

46.0

Asia/Pacific Basin
China	7.9

Hong Kong	5.6

Philippines	4.4

Japan	3.1

South Korea	2.4

India	2.2

Thailand	1.7

Singapore	1.2

Other	2.7

31.2

Europe
United Kingdom	8.5

Ireland	2.1

Germany	1.2

Other	4.4

16.2

Other regions
Other	.1

Short-term securities & other assets less liabilities	6.5

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	21.51%	21.21%	21.02%
5 years	2.01	1.75	1.52
10 years	11.24	10.96	10.70
Lifetime (since April 30, 1998)	9.59	9.33	9.05

Expense ratios	.75	1.00	1.25	[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The MSCI index result reflects dividends net of withholding taxes.
[2]	The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	20.37%	20.06%	20.17%	19.96%
5 years	4.81	4.55	4.62	4.32
10 years	8.26	7.99	8.06	7.74
Lifetime (since February 8, 1984)	12.37	12.06	12.16	11.81

Expense ratios	.35	.60	.53	.85	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 10.18% for the six months ended June 30, 2013, while the S&P 500 rose 13.82%.

          U.S. stocks reached record highs in April and May before a selloff in June, triggered by uncertainty about the Federal Reserve’s bond-buying program.

          The fund’s best results during the period came from the health care sector, where several U.S. biotechnology companies were particularly strong. Some holdings in the financials, industrials and information technology sectors also did well.

          The fund’s weakest sector was materials, where mining and construction companies continued to suffer from sluggish demand. Energy company holdings were hurt by lower oil prices. Some holdings in the consumer discretionary sector also held back results. The fund’s cash holdings were a hindrance in the rising U.S. market.

          Markets outside the U.S. were generally weak, but some international investments had a positive impact on the fund’s results. Holdings in the Netherlands, Ireland, Japan and Switzerland had strong gains, while investments in Canada and the United Kingdom declined.

          As global uncertainty lingers, the fund’s portfolio managers are confident they can continue to find companies with long-term growth prospects at good valuations.

American Funds Insurance Series

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund rose 3.33% for the six months ended June 30, 2013, beating its benchmark index, the MSCI ACWI (All Country World Index) ex USA, which lost 0.04%.1 The fund’s peer group, as measured by the Lipper International Funds Index, increased 3.27%.

          The most impactful macroeconomic narratives for the fund were the continuing prospects of a U.S. recovery, and monetary and fiscal policies in Japan, which have boosted the Japanese stock market precipitously.

          Despite a lower exposure to Japan than the index, the large holding in SOFTBANK, a Japanese telecommunications and internet corporation, compensated for the lower concentration in that country.

          Offsetting gains was a weakness in emerging markets, which was a function of the Chinese economy slowing down and a liquidity squeeze as the U.S. dollar strengthened. European austerity measures have improved those countries’ balance sheets, but there is not a lot of growth, which may prompt more intervention from the European Central Bank.

          The fund’s portfolio managers are optimistic for continuing recovery in Japan, and as the emerging markets have sold off, valuations may become more attractive, which means buying opportunities in emerging market companies may arise.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)

Europe
Germany	11.5%

Switzerland	8.8

United Kingdom	7.8

France	7.7

Russia	2.7

Denmark	2.2

Belgium	2.1

Netherlands	1.8

Sweden	1.1

Other	2.7

48.4

Asia/Pacific Basin
Japan	11.1

Hong Kong	9.3

China	6.6

India	6.3

South Korea	5.8

Thailand	2.0

Indonesia	1.3

Other	1.6

44.0

Other regions
Israel	1.7

South Africa	1.3

3.0

The Americas
United States	1.1

Other	.8

1.9

Short-term securities & other assets less liabilities	2.7

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	16.91%	16.69%	16.76%	16.58%
5 years	1.33	1.09	1.15	0.87
10 years	9.60	9.33	9.40	9.08
Lifetime (since May 1, 1990)	8.34	8.07	8.15	7.81

Expense ratios	.54	.79	.72	1.04[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The market index is unmanaged and, therefore, has no expenses.

[1]	The MSCI index result reflects dividends net of withholding taxes.
[2]	The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)

Asia/Pacific Basin
Japan	9.7%

India	5.6

China	4.6

Hong Kong	4.0

Philippines	3.6

Australia	2.8

Taiwan	1.9

Indonesia	1.5

Other	1.6

35.3

Europe
United Kingdom	7.1

Russia	4.0

France	3.6

Switzerland	3.1

Denmark	1.4

Portugal	1.4

Slovenia	1.2

Spain	1.2

Belgium	1.0

Other	4.2

28.2

The Americas
United States	13.7

Mexico	4.2

Canada	3.2

Brazil	1.2

Other	3.0

25.3

Other regions
South Africa	6.5

Other	.6

7.1

Short-term securities & other assets less liabilities	4.1

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	10.12%	9.84%	9.73%
5 years	2.22	1.96	1.74
10 years	12.42	12.15	11.88
Lifetime (since June 17, 1999)	9.12	8.85	8.59

Expense ratios	.79	1.04	1.29	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The indexes are unmanaged and, therefore, have no expenses.

[1]	The expense ratio for Class 4 shares is estimated.
[2]	Results for MSCI indexes reflect dividends net of withholding taxes.

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund declined 2.37% for the six months ended June 30, 2013. The MSCI ACWI (All Country World Index) gained 6.05%,2 while the MSCI Emerging Markets Index lost 9.57%.2

          Macroeconomic issues that adversely affected the fund included a continuing weak economy in Europe; China’s slowing growth, which hurts emerging markets that rely on Chinese trade and growth; and the strengthening U.S. dollar, which puts pressure on emerging markets.

          A macroeconomic bright spot was the quantitative easing in Japan, which helped boost the Japanese stock market. Helping fund returns most was the rise in stock price of SOFTBANK, whose deal to acquire 70% of Sprint Nextel for $20.1 billion was approved by the Federal Communications Commission.

          Consumer staples and consumer discretionary holdings were mixed, somewhat due to country of domicile. China-based Ctrip.com International, an online travel agency website, and Magnit, a Russian retailer, each benefited fund results. A pair of South Africa-based retailers, Shoprite Holdings and Truworths International, was a drag on returns.

          Emerging markets as an asset class have been weak of late, but many of the fund’s individual holdings have been additive. Despite the recent pressure on emerging markets, there are still opportunities that the fund’s investment professionals are dedicated to locating.

American Funds Insurance Series

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund rose 14.47% for the six months ended June 30, 2013, outpacing its benchmark index, the S&P 500, which gained 13.82%. The fund’s peer group, as measured by the Lipper Growth & Income Funds Index, increased 10.76%.

          The U.S. stock market continued its steady climb due to strong corporate earnings and quantitative easing from the Federal Reserve. The fund was boosted by its information technology holdings, led by the rise in stock price of Hewlett-Packard. The fund had a large exposure in health care, which contributed positively to results, buoyed most by Gilead Sciences.

          Industrial companies helped absolute results and beat the return of the index as did financial companies; however, the fund held a lower concentration of financials because the dividends provided have not returned to levels suitable to the fund’s dividend-paying objective. Energy stocks were a relative drag on returns as those companies have tracked the commodity prices, but have lagged the stock market.

          As the U.S. economy gradually strengthens, there still is the looming withdrawal of the Federal Reserve’s stimulus. However, any selloffs can provide opportunities for the fund’s portfolio managers to locate strong companies at favorable valuations.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	20.46%	20.11%	20.19%
5 years	7.08	6.80	6.60
10 years	7.12	6.85	6.62
Lifetime (since July 5, 2001)	4.17	3.90	3.67

Expense ratios	.43	.68	.93	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The market index is unmanaged and, therefore, has no expenses.

1        The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)
The Americas
United States	47.2%

Canada	2.8

Mexico	.7

50.7

Europe
United Kingdom	8.5

France	5.9

Germany	3.0

Switzerland	2.4

Netherlands	1.1

Other	1.3

22.2

Asia/Pacific Basin
Japan	5.7

Taiwan	4.6

Hong Kong	2.0

China	2.0

Singapore	1.7

Australia	1.5

Other	2.9

20.4

Other regions
South Africa	2.1

Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	4.6

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	19.74%	19.40%	19.38%
5 years	4.29	4.03	3.81
Lifetime (since May 1, 2006)	4.77	4.49	4.27

Expense ratios	.62	.87	1.12	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

1        The expense ratio for Class 4 shares is estimated.

2        The MSCI index result reflects dividends net of withholding taxes.

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 7.27% for the six months ended June 30, 2013, compared with a 6.05%2 return for the MSCI ACWI (All Country World Index).

          After a strong first quarter, many stock markets struggled in the second half of the period. The robust U.S. market was the primary contributor to the fund’s return. Holdings in France, Japan and the United Kingdom also added value. The fund’s holdings in emerging markets generally detracted from results — South Africa was weakest, followed by China, India and Mexico. In developed countries, holdings in Canada and Singapore lost ground.

          The fund’s five largest industry sectors all had double-digit returns for the period. Industrials gained the most, followed by consumer discretionary, health care, information technology and financials.

          The materials sector had the fund’s poorest results, as companies struggled with low demand. Mining companies were particularly hard hit; four were among the fund’s five weakest holdings on a relative basis. Holdings in telecommunication services were also a slight drag on results.

          Despite an uncertain global outlook, the fund’s portfolio managers continue to find opportunities for long-term investors at reasonable valuations.

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 11.75% for the six months ended June 30, 2013, compared with a 13.82% increase for the S&P 500.

          U.S. stocks had strong gains in the first quarter, reaching record highs in April and May before falling back in June.

          All but one of the fund’s industry sectors gained during the period, with information technology having a significant positive impact. Microsoft, a top 10 holding at June 30, was one of the main contributors with a 31.3% gain. The fund also benefited from the portfolio managers locking in gains while gradually trimming holdings in Apple, which was the fund’s largest holding 12 months ago.

          Several other sectors posted double-digit gains, including health care, the fund’s largest at June 30, consumer discretionary and industrials. The fund’s weakest sector was materials, which declined slightly as demand remained sluggish.

          The fund’s holdings in cash held back results in the rising market, though they were reduced from 10.4% of assets to 5.6% during the period.

          Despite ongoing market uncertainty, the portfolio managers continue to be optimistic about the long-term outlook for the type of U.S. growth-and-income companies in which the fund invests.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	21.36%	21.03%	21.12%	20.92%
5 years	5.94	5.67	5.74	5.44
10 years	7.08	6.81	6.88	6.56
Lifetime (since February 8, 1984)	10.97	10.66	10.77	10.42

Expense ratios	.29	.54	.47	.79	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

1        The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Country diversification	(percent of net assets)
Europe
United Kingdom	23.6%

France	7.5

Switzerland	5.6

Germany	5.3

Sweden	4.5

Portugal	3.1

Russia	2.4

Netherlands	1.6

Spain	1.4

Denmark	1.2

Belgium	1.1

Other	2.2

59.5

Asia/Pacific Basin
Hong Kong	5.9

Japan	5.3

Australia	2.7

Singapore	2.0

South Korea	1.8

Indonesia	1.5

Taiwan	1.5

China	1.4

India	1.4

Thailand	1.3

Other	.1

24.9

The Americas
United States	4.7

Canada	1.1

Other	.8

6.6

Other regions
Israel	1.1

Other	1.3

2.4

Short-term securities & other assets less liabilities	6.6

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	14.15%	13.84%	13.82%
Lifetime (since November 18, 2008)	13.97	13.69	13.46

Expense ratios	.74	.99	1.24	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

1        The expense ratio for Class 4 shares is estimated.

2        The MSCI index result reflects dividends net of withholding taxes.

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 3.85% for the six months ended June 30, 2013, compared with a 0.04%2 loss for the MSCI ACWI (All Country World Index) ex USA.

          After a strong first quarter, stock markets outside the U.S. were generally weak in the second half of the period. Developing countries fared the worst.

          The fund’s strongest sector was telecommunication services, which included the portfolio’s top contributor in Japan’s SOFTBANK. Low exposure to the weak materials sector helped the fund avoid widespread losses in the mining industry.

          On a country basis, the fund’s highest returns came from Japan, the Netherlands and Italy. Holdings in the United Kingdom — 23.6% of assets at June 30 — had a significant positive impact on results. The gains in Japanese holdings were muted by the fund’s relatively low exposure, a result of its focus on stocks with good dividend yields.

          The fund also benefited from relatively low exposure to emerging markets, which bore the brunt of the investor selloff following speculation about an end to quantitative easing. As the global economic outlook remains uncertain, the portfolio managers continue to maintain a conservative approach.

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund — a mix of stocks and bonds — gained 10.20% for the six months ended June 30, 2013. The benchmark index for the fund’s equity portfolio, the S&P 500, rose 13.82%, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds, declined 2.44%. The 60/40 S&P/ Barclays Index gained 7.09%.1

          U.S. stocks started the year strongly, reaching record highs in April and May, before falling in June on concerns that the Federal Reserve might start to taper its quantitative easing program.

          All industry sectors were positive for the fund during the period. The three largest sectors at June 30 — financials, consumer discretionary and health care — had strong gains. The fund’s second-smallest sector, telecommunication services, had the highest return due mainly to Japanese mobile telephone and internet provider SOFTBANK, which completed its purchase of U.S. mobile carrier Sprint after the close of the period.

          Overall, holdings outside the U.S. added to results. The fund’s holdings in cash, which reflect the portfolio managers’ cautious approach while markets remain uncertain, were a drag on results.

          The portfolio managers continue to emphasize investments in stocks, which accounted for 68.6% of assets at June 30, while bonds and other securities were at 22.0% and cash at 9.4%.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	19.01%	18.67%	18.84%	18.68%
5 years	6.64	6.37	6.45	6.16
10 years	7.68	7.42	7.49	7.17
Lifetime (since August 1, 1989)	8.43	8.14	8.23	7.90

Expense ratios	.31	.56	.49	.81	[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The indexes are unmanaged and, therefore, have no expenses.

[1]

The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[2]	The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Five largest sectors in common stock holdings	(percent of net assets)

Consumer staples	8.7%

Financials	8.6

Information technology	7.9

Consumer discretionary	7.2

Health care	6.7

Currency diversification	(percent of net assets)

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total

U.S. dollars	31.5%	16.0%	.6%	6.7%	54.8%

Euros	9.4	4.5	(.2)	—	13.7

Japanese yen	3.5	2.3	.4	—	6.2

British pounds	5.3	.5	(.3)	—	5.5

Hong Kong dollars	2.9	—	—	—	2.9

Swiss francs	2.3	—	—	—	2.3

Swedish kronor	.5	1.1	—	—	1.6

Canadian dollars	1.3	.3	—	—	1.6

Mexican pesos	—	1.7	(.2)	—	1.5

Thai baht	1.5	—	—	—	1.5

Other currencies	4.8	3.9	(.3)	—	8.4

					100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	10.59%	10.28%	10.25%
Lifetime (since May 2, 2011)	4.03	3.76	3.60

Expense ratios	.72	.97	1.22	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The market indexes are unmanaged and, therefore, have no expenses.

[1]	The expense ratio for Class 4 shares is estimated.
[2]

The MSCI index result reflects dividends net of withholding taxes. The 60/40 MSCI/Barclays Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund — a blend of stocks and bonds — rose 2.61% for the six months ended June 30, 2013. The MSCI ACWI (All Country World Index), which measures global stocks, gained 6.05%2; the Barclays Global Aggregate Index, a measure of investment-grade bonds, lost 4.83%; and the 60/40 MSCI/ Barclays Index increased 1.62%.2 The fund’s peer group, the Lipper Global Flexible Portfolio Funds Index, was up 2.87%.

          Equities benefited from supportive monetary policies in key economies and generally strong corporate earnings. Holdings of companies in health care and information technology boosted the fund’s equity results, the latter led by the rise in stock price of ASML Holding, a Dutch company that supplies photolithography machines for semiconductors.

          In the fixed-income segment of the fund, corporate credit helped mitigate losses, but bond holdings were an overall drag to results. The generally stable-to-stronger U.S. dollar meant low returns in the fund’s multicurrency portfolio.

          Looking forward, there is potential concern for macroeconomic shocks such as Europe flaring up again with structural debt problems, or a more aggressive slowdown in China. Yet, generally, corporate profits are good, balance sheets have improved, and valuations are modest. The trend in fixed income is rising interest rates, though this may create buying opportunities.

American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund declined 2.65% for the six months ended June 30, 2013. The fund’s benchmark index, the Barclays U.S. Aggregate Index, was down 2.44%, while its peer group, the Lipper Intermediate Investment Grade Debt Funds Average, decreased 2.56%.

          From January to April, the credit markets benefited from historically low interest rates and the Federal Reserve’s continuing $85 billion monthly asset purchase programs. However, in May, rates increased in anticipation that the Fed would taper off its accommodative policies. This sparked a large selloff in Treasuries, which was the biggest drag on fund results. Agency mortgage-backed securities and U.S. government inflation-linked bonds also detracted.

          High-yield bonds were a bright spot for the fund as corporate bond holdings in hotels, restaurants & leisure and wireless telecommunication services were positive contributors, while oil, gas & consumable fuels offset those gains.

          As the Fed diminishes its supportive monetary policies, it may indicate whether the U.S. economy can flourish on its own, or if those policies played a critical role. The economy could slow, and interest rates could rise. However, this can provide investors with an opportunity to generate income, which can act as a counterbalance to equities in a balanced portfolio.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	–0.20%	–0.46%	–0.61%
5 years	3.77	3.51	3.27
10 years	4.09	3.82	3.58
Lifetime (since January 2, 1996)	5.18	4.92	4.67

Expense ratios	.39	.64	.89	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

(percent of net assets)

Currency weighting (after hedging) by country

United States[1]	49.5%

EMU[2]	15.8

Japan	13.4

Mexico	4.0

Poland	3.0

Sweden	2.8

South Korea	1.9

Norway	1.8

Canada	1.3

Hungary	1.1

Malaysia	1.0

United Kingdom	1.0

Israel	.7

Australia	.7

Chile	.4

South Africa	.4

Singapore	.3

Other	.9

Total	100.0%

Non-U.S. government bonds by country

EMU[2]:

Spain	6.0%

Portugal	3.3

Germany	3.1

Ireland	1.9

Belgium	1.7

Other	2.6	18.6%

Japan	7.6

Mexico	4.0

Poland	3.4

Sweden	2.8

Hungary	2.1

South Korea	1.9

United Kingdom	1.8

Norway	1.8

Canada	1.5

Other	6.0

Total	51.5%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2		Class 4
1 year	–1.78%	–2.00%		–2.08%
5 years	4.22	3.98		3.74
Lifetime (since October 4, 2006)	5.47	5.21	[3]	4.98

Expense ratios	.56	.81		1.06	[4]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	Includes U.S. dollar-denominated debt of other countries, totaling 13.7%.
[2]

European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.

[3]

Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

[4]	The expense ratio for Class 4 shares is estimated.

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund declined 5.05% for the six months ended June 30, 2013, while the Barclays Global Aggregate Index lost 4.83%.

          Most bond markets outside the United States were stable through May until the Federal Reserve suggested it might start to reduce its quantitative easing program later this year. Bond markets subsequently fell across the board. Emerging market bonds fared the worst in the selloff, with commodity-producing countries hit the hardest.

          During the selloff, the U.S. dollar began to strengthen, particularly against currencies of countries such as Brazil, Turkey and South Africa, which have current account deficits. The Japanese yen declined 13.0% against the U.S. dollar during the period; the euro was down 1.4%.

          Though the fund was cautiously positioned, spread widening and the strength of the dollar hurt results.

          The fund’s portfolio managers believe the global repricing of bond yields has opened up many opportunities to find securities that can produce attractive returns during the second half of the year.

American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 1.27% for the six months ended June 30, 2013. The fund’s benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, increased 1.42%, while its peer group, the Lipper High Yield Funds Index, was up 1.68%.

          The fund had a strong first quarter as interest rates remained historically low, and the search for yield drew many investors to high yield. More recently, Treasuries sold off as interest rates started to normalize based on forecasts that Federal Reserve policy would be less accommodative.

          The fund’s loan holdings have been positive contributors due to shorter duration, higher quality and floating rates. Non-U.S. holdings detracted from fund results for the six months.

          Underlying fundamentals in high yield remain strong; defaults are low, credit quality is solid though not improving, corporate liquidity is good, and spreads are fair compared to longer term averages.

          A stronger economy — usually a catalyst for rising rates — tends to be good for corporate issuers, allowing spreads to narrow. Going forward, returns in high yield face the possibility of headwinds from rising rates, but shorter duration and decent fundamentals suggest that high yield may be able to provide consistent income and better returns than other segments of fixed income.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	8.72%	8.47%	8.50%	8.38%
5 years	8.01	7.76	7.82	7.51
10 years	7.29	7.03	7.10	6.78
Lifetime (since February 8, 1984)	9.48	9.13	9.28	8.94

Expense ratios	.48	.73	.66	.98	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The market index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Breakdown of mortgage-backed obligations	(percent of net assets)

30-year pass-throughs:

Fannie Mae	22.3%
Freddie Mac	14.9
Ginnie Mae	24.5	61.7%

15-year pass-throughs		4.2

Other		11.2

Total		77.1%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 4
1 year	–0.80%	–1.10%	–1.02%
Lifetime (since May 2, 2011)	2.66	2.38	2.28

Expense ratios	.45	.70	.95	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated.

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund declined 1.74% for the six months ended June 30, 2013, while the Barclays U.S. Mortgage-Backed Securities Index fell 2.01%.

          The first half of the year was a challenging period for the mortgage market. Yields increased by about 1.0%, most of which came after the Federal Reserve said that it might start reducing its purchases of mortgage-backed securities this September.

          On a relative basis, the fund was less exposed to 30-year mortgages, which suffered the most when yields increased. As 30-year mortgages cheapened relative to 15-year loans, the fund moved about 10% of assets from 15-year mortgages into 30-year securities.

          The fund’s portfolio managers also invested about 5% of assets in Treasury Inflation-Protected Securities (TIPS), which have become significantly cheaper as inflation expectations have fallen. The portfolio managers expect the TIPS to provide some protection against a rise in realized inflation and inflation expectations.

          The outlook for the mortgage market remains challenging. The portfolio managers expect markets in general, and the mortgage market in particular, to be quite volatile. Given the recent cheapening, mortgage valuations are now reasonable and the fund has a more neutral stance, but the portfolio managers are ready to add mortgage risk if yields increase further.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund declined 2.45% for the six months ended June 30, 2013. The Barclays U.S. Government/Mortgage-Backed Securities Index lost 2.02%.

          After losing ground in January, U.S. bond markets rallied in response to the weak economy and concerns about the impact of tight fiscal policy. During this period, mortgages held up better, though index-linked bonds began to weaken.

          The fund’s short duration helped in the second quarter when bond yields started to rise. The rise was initially a reaction to relief that the economy did not slow when the legislation that forced spending cuts took effect. Later, the rise was fueled by speculation that the Federal Reserve might start to reduce its quantitative easing program.

          Mortgage spreads widened in the second quarter as many bond investors worried about the consequences of a reduction in the Fed’s bond-buyback program.

          The fund’s portfolio managers expect that bond yields will likely rise gradually in coming years, which will weaken returns. In the short run, intermediate bonds are starting to look attractive after the selloff. It is worth remembering that returns can still be positive if rates increase gradually. The portfolio managers move to shorter bonds when they believe the risk of higher yields is rising.

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Breakdown of mortgage-backed obligations		(percent of net assets)

30-year pass-throughs:

Fannie Mae	21.0%
Freddie Mac	4.1
Ginnie Mae	10.3	35.4%

15-year pass-throughs		3.7

Other		6.4

Total		45.5%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	–1.72%	–1.99%	–1.92%	–1.94%
5 years	4.56	4.31	4.38	4.10
10 years	4.07	3.82	3.89	3.58
Lifetime (since December 2, 1985)	6.48	6.17	6.29	5.96

Expense ratios	.34	.59	.52	.84	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

1        The expense ratio for Class 4 shares is estimated.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2013	(percent of net assets)

Federal agency discount notes	38.6%

Commercial paper	35.9

U.S. Treasuries	22.1

Discount notes	3.9

Other assets less liabilities	(.5)

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended June 30, 2013

	Class 1	Class 2	Class 3	Class 4
1 year	–0.18%	–0.45%	–0.44%	–0.49%
5 years	0.02	–0.23	–0.17	–0.44
10 years	1.52	1.27	1.33	1.03
Lifetime (since February 8, 1984)	4.03	3.74	3.85	3.52

Expense ratios	.34	.59	.52	.84	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2013. See the Financial Highlights table in this report for details.

As of June 30, 2013, Cash Management Fund’s annualized seven-day SEC yield was –0.28% for Class 1 shares; –0.53% for Class 2 shares; –0.46% for Class 3 shares; and –0.34% for Class 4 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

1        The expense ratio for Class 4 shares is estimated.

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Cash Management Fund declined 0.18% for the six months ended June 30, 2013.

          Interest rates remained unusually low during the period, so the fund’s expenses continued to exceed its income. In July, the Federal Reserve announced that it would keep short-term interest rates at record lows, at least until unemployment falls to 6.5%.

          As we have noted in recent reports, the fund does not guarantee a stable net asset value, so negative returns during periods of low interest rates are not unexpected.

American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund gained 0.80% for the two months from its inception on May 1, 2013, through June 30, 2013. Over the same period, the S&P 500 rose 1.92%.

          Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Growth Fund while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

          The fund began during a volatile period for U.S. stocks. Record highs in April and May were followed by a sudden selloff after suggestions by the Federal Reserve that it might reduce its bond-buying program. As fears intensified, the fund’s portfolio managers applied more hedge positions to help reduce volatility.

          The benefit of the fund’s risk management strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, this fund’s results can be expected to lag those of the underlying fund, as was the case during the past two months.

Cumulative total returns based on a $1,000 investment for periods ended June 30, 2013

	Class P1		Class P2
Lifetime (since May 1, 2013)	0.80%		0.80%

Gross expense ratio	0.97	[1]	1.22	[1]
Net expense ratio	0.81	[1]	1.06	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2013. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2014. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

1        Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Cumulative total returns based on a $1,000 investment for periods ended June 30, 2013

	Class P1		Class P2
Lifetime (since May 1, 2013)	–2.00%		–2.00%

Gross expense ratio	1.14	[1]	1.39	[1]
Net expense ratio	0.98	[1]	1.23	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2013. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2014. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

1        Based on estimated amounts for the current fiscal year.
2        The MSCI index result reflects dividends net of withholding taxes.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund declined 2.00% for the two months from its inception on May 1, 2013, through June 30, 2013. Over the same period, the MSCI ACWI (All Country World Index) ex USA fell 6.30%.2

          Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series International Fund while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

          The fund began during a volatile period for international stocks. European markets lost ground amid concerns about the euro zone’s protracted recession and uncertainty about the future of the Federal Reserve’s bond-buyback program. As fears intensified, the fund’s portfolio managers increased hedge positions to help reduce volatility.

          The benefit of the fund’s risk management strategy should be most apparent during periods of high volatility and in down markets, as was the case during the past two months. In steady or rising markets, this fund’s results can be expected to lag those of the underlying fund.

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund gained 0.10% for the two months from its inception on May 1, 2013, through June 30, 2013. Over the same period, the S&P 500 rose 1.92%.

          Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series Blue Chip Income and Growth Fund while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

          The fund began during a volatile period for U.S. stocks. Record highs in April and May were followed by a sudden selloff after suggestions by the Federal Reserve that it might reduce its bond-buying program. As fears intensified, the fund’s portfolio managers applied more hedge positions to help reduce volatility.

          The benefit of the fund’s risk management strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, this fund’s results can be expected to lag those of the underlying fund, as was the case during the past two months.

Cumulative total returns based on a $1,000 investment for periods ended June 30, 2013

	Class P1		Class P2
Lifetime (since May 1, 2013)	0.10%		0.10%

Gross expense ratio	1.04	[1]	1.29	[1]
Net expense ratio	0.88	[1]	1.13	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2013. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2014. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

1        Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Cumulative total returns based on a $1,000 investment for periods ended June 30, 2013

	Class P1		Class P2
Lifetime (since May 1, 2013)	0.50%		0.50%

Gross expense ratio	0.92	[1]	1.17	[1]
Net expense ratio	0.76	[1]	1.01	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2013. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2014. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

1        Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 0.50% for the two months from its inception on May 1, 2013, through June 30, 2013. Over the same period, the S&P 500 rose 1.92%.

          Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series Growth-Income Fund while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

          The fund began during a volatile period for U.S. stocks. Record highs in April and May were followed by a sudden selloff after suggestions by the Federal Reserve that it might reduce its bond-buying program. As fears intensified, the fund’s portfolio managers applied more hedge positions to help reduce volatility.

          The benefit of the fund’s risk management strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, this fund’s results can be expected to lag those of the underlying fund, as was the case during the past two months.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

(formerly Protected Asset Allocation Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund — with exposure to a mix of stocks and bonds — gained 8.72% for the six months ended June 30, 2013. The S&P 500 rose 13.82%, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds, declined 2.44%. The 60/40 S&P/Barclays Index gained 7.09%.1

          Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

          After a few months of relative calm, the markets became more volatile in May and June when the Federal Reserve hinted that it might cut back on its stimulus program. As fears intensified, the fund’s portfolio managers applied hedge positions to help reduce volatility.

          The benefit of the fund’s risk management strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, this fund’s results can be expected to lag those of the underlying fund, as was the case during the past six months.

Cumulative total returns based on a $1,000 investment for periods ended June 30, 2013

	Class P1		Class P2
Lifetime (since September 28, 2012)	10.20%		10.03%

Gross expense ratio	0.88	[2]	1.13	[2]
Net expense ratio	0.78	[2]	1.03	[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2013. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After May 1, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. The adviser has committed to retain any reimbursements only through May 1, 2014. See the Financial Highlights table in this report for details.

The indexes are unmanaged and, therefore, have no expenses.

[1]

The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[2]	Based on estimated amounts for the current fiscal year.

Milliman Financial Risk Management LLC serves as the sub-adviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

Global Growth Fund	unaudited

Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets

Novo Nordisk	3.05%

Amazon	2.99

Moody’s	2.70

SOFTBANK	2.11

Gilead Sciences	1.86

ASML Holding	1.80

Taiwan Semiconductor	1.79

Google	1.59

priceline.com	1.54

Home Depot	1.46

Common stocks — 95.13%	Shares	Value (000)	Percent of net assets

Consumer discretionary — 23.57%

Amazon.com, Inc.[1]	600,500	$166,753	2.99%

priceline.com Inc.[1]	104,000	86,022	1.54

Home Depot, Inc.	1,050,000	81,343	1.46

Toyota Motor Corp.	1,250,000	75,494	1.35

Naspers Ltd., Class N	987,500	72,926	1.31

Honda Motor Co., Ltd.	1,753,800	65,162	1.17

Liberty Global PLC, Class A1	472,041	34,969	1.05
Liberty Global PLC, Class C1	352,476	23,930

Swatch Group Ltd, non-registered shares	82,550	45,184	1.04
Swatch Group Ltd	137,000	12,909

Burberry Group PLC	2,635,000	54,144.97

Las Vegas Sands Corp.	993,601	52,591.94

Industria de DiseÑo Textil, SA	377,700	46,626.83

HUGO BOSS AG	335,500	36,945.66

NIKE, Inc., Class B	568,000	36,170.65

Other securities		425,080	7.61

		1,316,248	23.57

Health care — 15.71%

Novo Nordisk A/S, Class B	1,094,200	170,524	3.05

Gilead Sciences, Inc.[1]	2,023,200	103,608	1.86

UnitedHealth Group Inc.	1,040,000	68,099	1.22

Vertex Pharmaceuticals Inc.[1]	800,000	63,896	1.14

Merck & Co., Inc.	1,134,000	52,674.94

Bristol-Myers Squibb Co.	1,031,300	46,089.83

Novartis AG	580,000	41,203.74

Regeneron Pharmaceuticals, Inc.[1]	172,200	38,724.69

Bayer AG	349,300	37,251.67

Other securities		254,987	4.57

		877,055	15.71

Financials — 13.10%

Moody’s Corp.	2,473,900	150,735	2.70

AIA Group Ltd.	14,167,700	60,006	1.07

HSBC Holdings PLC	5,120,228	53,112.95

Prudential PLC	2,772,434	45,330.81

JPMorgan Chase & Co.	805,000	42,496.76

AXA SA	1,836,463	36,084.65

Agricultural Bank of China, Class H	85,023,000	35,079.63

Other securities		308,845	5.53

		731,687	13.10

American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 12.83%

ASML Holding NV (New York registered)	647,176	$51,192	1.80%
ASML Holding NV	624,897	49,308

Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	86,590	1.79
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	750,000	13,740

Google Inc., Class A1	100,700	88,653	1.59

Nintendo Co., Ltd.	535,000	63,113	1.13

TE Connectivity Ltd.	1,016,250	46,280.83

ASM Pacific Technology Ltd.	3,800,000	41,865.75

Baidu, Inc., Class A (ADR)[1]	413,000	39,041.70

TDK Corp.	1,034,000	35,707.64

Other securities		200,890	3.60

		716,379	12.83

Industrials — 7.81%

United Technologies Corp.	775,000	72,029	1.29

Rolls-Royce Holdings PLC[1]	2,805,000	48,379.87

Vallourec SA	860,000	43,517.78

Geberit AG	150,000	37,208.66

Other securities		235,233	4.21

		436,366	7.81

Consumer staples — 7.63%

Anheuser-Busch InBev NV	618,825	55,088.99

Shoprite Holdings Ltd.	2,922,500	54,843.98

Nestlé SA	820,000	53,781.96

Associated British Foods PLC	1,590,000	41,958.75

Unilever NV, depository receipts	930,000	36,625.65

Colgate-Palmolive Co.	632,000	36,207.65

Other securities		147,723	2.65

		426,225	7.63

Materials — 4.83%

Steel Dynamics, Inc.	3,112,332	46,405.83

Other securities		223,054	4.00

		269,459	4.83

Energy — 3.93%

Oil Search Ltd.	6,973,952	49,302.88

Other securities		170,254	3.05

		219,556	3.93

Telecommunication services — 3.06%

SOFTBANK CORP.	2,022,300	118,059	2.11

Other securities		52,907.95

		170,966	3.06

American Funds Insurance Series

Global Growth Fund

Common stocks		Value (000)	Percent of net assets
Utilities — 0.83%

Other securities		$46,612.83%

Miscellaneous — 1.83%

Other common stocks in initial period of acquisition		101,940	1.83

Total common stocks (cost: $4,035,330,000)		5,312,493	95.13

Bonds, notes & other debt instruments — 0.60%

U.S. Treasury bonds & notes — 0.60%

Other securities		33,584.60

Total bonds, notes & other debt instruments (cost: $33,611,000)		33,584.60

Short-term securities — 4.25%	Principal amount (000)

Nordea Bank Finland PLC 0.17%–0.19% due 9/6–9/24/2013[2]	$48,900	48,876.88

Other securities		188,231	3.37

Total short-term securities (cost: $237,123,000)		237,107	4.25

Total investment securities (cost: $4,306,064,000)		5,583,184	99.98

Other assets less liabilities		1,077.02

Net assets		$5,584,261	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. One of these securities (with a value of $1,335,000, a cost of $6,377,000, and which represented .02% of the net assets of the fund) was acquired from 9/6/2000 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes a security which was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $334,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized appreciation at 6/30/2013 (000)

			Receive (000)	Deliver (000)
	Settlement date	Counterparty

Sales:
Japanese yen	7/11/2013	Bank of New York Mellon	$43,644	¥4,300,000	$286
Japanese yen	7/18/2013	Bank of America, N.A.	$29,745	¥2,800,000	1,511
Japanese yen	7/18/2013	Bank of America, N.A.	$40,414	¥4,000,000	81
Japanese yen	7/24/2013	Bank of America, N.A.	$17,590	¥1,700,000	448
Japanese yen	7/31/2013	Citibank	$3,581	¥350,000	51

					$2,377

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $142,758,000, which represented 2.56% of the net assets of the fund.

Key to abbreviation and symbol
ADR = American Depositary Receipts
¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Global Small Capitalization Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets

ENN Energy Holdings	3.24%

Netflix	2.44

Lions Gate Entertainment	2.36

International Container Terminal Services	1.92

InterOil	1.87

AAC Technologies Holdings	1.82

Melco Crown Entertainment	1.61

Tesla Motors	1.43

Synageva BioPharma	1.39

Intertek Group	1.30

Common stocks — 92.85%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 21.13%

Netflix, Inc.[1]	419,300	$88,510	2.44%

Lions Gate Entertainment Corp.[1]	3,121,000	85,734	2.36

Melco Crown Entertainment Ltd. (ADR)[1]	2,620,000	58,583	1.61

Tesla Motors, Inc.[1]	482,700	51,857	1.43

Penske Automotive Group, Inc.	1,205,000	36,801	1.01

Paddy Power PLC	372,500	31,962.88

Minth Group Ltd.	16,792,000	26,110.72

Wendy’s Co.	4,095,000	23,874.66

Domino’s Pizza, Inc.	410,000	23,842.66

zooplus AG, non-registered shares[1,2]	357,716	19,654.54

Hankook Tire Co., Ltd.	418,940	19,369.53

Other securities		301,252	8.29

		767,548	21.13

Industrials — 13.61%

International Container Terminal Services, Inc.	34,610,000	69,701	1.92

Intertek Group PLC	1,065,000	47,347	1.30

Polypore International, Inc.[1]	928,000	37,398	1.03

Moog Inc., Class A1	547,100	28,192.78

ITT Corp.	799,300	23,507.65

AirAsia Bhd.	22,400,000	22,616.62

Cebu Air, Inc.	11,450,000	17,652.49

PT AKR Corporindo Tbk	32,680,000	17,451.48

Other securities		230,416	6.34

		494,280	13.61

Health care — 12.11%

Synageva BioPharma Corp.[1]	1,205,100	50,614	1.39

BioMarin Pharmaceutical Inc.[1]	769,800	42,947	1.18

athenahealth, Inc.[1]	425,798	36,074.99

Illumina, Inc.[1]	458,800	34,337.95

Hikma Pharmaceuticals PLC	1,491,000	21,566.59

Other securities		254,404	7.01

		439,942	12.11

Information technology — 10.99%

AAC Technologies Holdings Inc.	11,687,100	65,999	1.82

Semiconductor Manufacturing International Corp.[1]	311,975,000	22,927.63

Itron, Inc.[1]	458,500	19,454.54

Wacom Co., Ltd.	1,720,000	18,955.52

OpenTable, Inc.[1]	292,789	18,724.52

Other securities		253,040	6.96

		399,099	10.99

American Funds Insurance Series

Global Small Capitalization Fund

Common stocks	Shares	Value (000)	Percent of net assets
Financials — 8.44%

Ocwen Financial Corp.[1]	1,094,000	$45,095	1.24%

Old Republic International Corp.	1,670,000	21,493.59

SVB Financial Group[1]	257,600	21,463.59

Kemper Corp.	595,000	20,379.56

Other securities		198,086	5.46

		306,516	8.44

Energy — 6.43%

InterOil Corp.[1]	978,135	67,990	1.87

Ophir Energy PLC[1]	6,226,220	33,807.93

Providence Resources PLC[1]	2,490,250	20,339.56

Other securities		111,447	3.07

		233,583	6.43

Materials — 5.22%

PolyOne Corp.	995,168	24,660.68

Kenmare Resources PLC[1]	54,706,150	20,469.56

AptarGroup, Inc.	345,500	19,075.53

Other securities		125,455	3.45

		189,659	5.22

Consumer staples — 5.04%

Puregold Price Club, Inc.	37,418,000	31,441.87

Green Mountain Coffee Roasters, Inc.[1]	375,000	28,148.78

Super Group Ltd.	5,732,000	20,124.55

Other securities		103,201	2.84

		182,914	5.04

Utilities — 4.22%

ENN Energy Holdings Ltd.	22,039,700	117,501	3.24

Other securities		35,856.98

		153,357	4.22

Telecommunication services — 0.66%

Other securities		23,939.66

Miscellaneous — 5.00%

Other common stocks in initial period of acquisition		181,507	5.00

Total common stocks (cost: $2,706,172,000)		3,372,344	92.85

American Funds Insurance Series

Global Small Capitalization Fund

Preferred securities — 0.16%	Value (000)	Percent of net assets
Financials — 0.16%

Other securities	$5,668.16%

Total preferred securities (cost: $4,898,000)	5,668.16

Rights & warrants — 0.01%

Other — 0.00%

Other securities	8.00

Miscellaneous — 0.01%

Other rights & warrants in initial period of acquisition	152.01

Total rights & warrants (cost: $1,348,000)	160.01

Convertible securities — 0.16%

Other — 0.16%

Other securities	5,970.16

Total convertible securities (cost: $5,275,000)	5,970.16

Bonds, notes & other debt instruments — 0.29%

U.S. Treasury bonds & notes — 0.29%

Other securities	10,672.29

Total bonds, notes & other debt instruments (cost: $10,676,000)	10,672.29

American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities — 6.67%	Principal amount (000)	Value (000)	Percent of net assets

Freddie Mac 0.09%–0.11% due 11/6–11/25/2013	$53,900	$53,881	1.48%

Mitsubishi UFJ Trust and Banking Corp. 0.185% due 7/16/2013[3]	24,600	24,598	1.17
Gotham Funding Corp. 0.16% due 7/12–7/19/2013[3]	18,000	17,999

Federal Home Loan Bank 0.10% due 12/16/2013	25,000	24,986.69

National Australia Funding (Delaware) Inc. 0.13% due 8/19/2013[3]	24,500	24,495.68

International Bank for Reconstruction and Development 0.07% due 8/1/2013	22,700	22,699.63

Svenska Handelsbanken Inc. 0.14%–0.18% due 8/20–8/26/2013[3]	20,300	20,295.56

Unilever Capital Corp. 0.08% due 7/22/2013[3]	19,000	18,999.52

Other securities		34,098.94

Total short-term securities (cost: $242,051,000)		242,050	6.67

Total investment securities (cost: $2,970,420,000)		3,636,864	100.14

Other assets less liabilities		(4,931)	(.14)

Net assets		$3,631,933	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized appreciation at 6/30/2013 (000)
			Contract amount

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Sales:
Australian dollars	7/18/2013	UBS AG	$957	A$1,000	$44
Australian dollars	7/18/2013	Barclays Bank PLC	$3,346	A$3,500	149
British pounds	7/31/2013	UBS AG	$25,991	£16,960	202
Japanese yen	7/18/2013	Bank of New York Mellon	$16,782	¥1,579,747	852

					$1,247

American Funds Insurance Series

Global Small Capitalization Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2013 (000)

zooplus AG, non-registered shares[1]	357,716	—	—	357,716	—	$19,654

JVM Co., Ltd.[1]	411,500	—	—	411,500	—	16,791

Mauna Kea Technologies SA1	555,400	326,000	—	881,400	—	10,612

Time Technoplast Ltd.	11,888,000	—	—	11,888,000	—	8,262

Airesis SA1	3,294,151	—	—	3,294,151	—	6,103

Victoria Oil & Gas PLC[1]	—	278,662,420	—	278,662,420	—	5,891

Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[4,5]	1,904,544	—	—	1,904,544	—	5,275

Canadian Overseas Petroleum Ltd.[1,3]	8,000,000	—	—	8,000,000	—	1,369

Canadian Overseas Petroleum Ltd.[1]	6,720,000	—	—	6,720,000	—	1,150

Canadian Overseas Petroleum Ltd., warrants, expire 2013[1,3,4]	4,000,000	—	—	4,000,000	—	8

Sylvania Platinum Ltd. (CDI)[1]	15,000,000	—	—	15,000,000	—	2,310

Hummingbird Resources PLC[1]	3,475,000	—	—	3,475,000	—	1,308

Wildhorse Energy Ltd.[1]	16,227,016	—	—	16,227,016	—	475

Wildhorse Energy Ltd. (CDI) (GBP denominated)[1]	7,225,777	—	—	7,225,777	—	247

Phorm Corp. Ltd.[1,3,6]	5,260,000	—	—	5,260,000	—	—

Phorm Corp. Ltd.[1,6]	—	5,000,000	—	5,000,000	—	—

					—	$79,455

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1] Security did not produce income during the last 12 months.
[2] Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $138,534,000, which represented 3.81% of the net assets of the fund.

[4]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $22,122,000, which represented .61% of the net assets of the fund.

[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/17/2012 at a cost of $5,274,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $14,992,000, which represented .41% of the net assets of the fund. These securities were acquired from 12/17/2009 to 12/17/2012 at an aggregate cost of $12,646,000.

[6] Unaffiliated issuer at 6/30/2013.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
A$= Australian dollars
GBP/£ = British pounds
¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund	unaudited

Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Amazon	3.54%

Home Depot	3.17

Google	3.04

Wells Fargo	2.92

Intuitive Surgical	2.51

ASML Holding	2.01

Gilead Sciences	1.89

Berkshire Hathaway	1.70

Union Pacific	1.52

Goldman Sachs	1.51

Common stocks — 93.79%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 18.70%

Amazon.com, Inc.[1]	2,786,800	$773,866	3.54%

Home Depot, Inc.	8,925,000	691,420	3.17

Wynn Macau, Ltd.	93,403,600	252,896	1.16

Johnson Controls, Inc.	5,599,100	200,392.92

NIKE, Inc., Class B	2,690,000	171,299.78

Tiffany & Co.	2,135,000	155,513.71

Las Vegas Sands Corp.	2,719,900	143,964.66

Other securities		1,694,901	7.76

		4,084,251	18.70

Financials — 18.45%

Wells Fargo & Co.	15,478,396	638,793	2.92

Berkshire Hathaway Inc., Class A1	2,200	370,920	1.70

Goldman Sachs Group, Inc.	2,184,400	330,391	1.51

American Express Co.	4,000,000	299,040	1.37

Bank of America Corp.	20,000,000	257,200	1.18

Citigroup Inc.	4,444,000	213,179.98

JPMorgan Chase & Co.	3,553,920	187,611.86

Onex Corp.	3,745,500	169,949.78

XL Group PLC	4,500,000	136,440.62

Other securities		1,426,552	6.53

		4,030,075	18.45

Health care — 14.22%

Intuitive Surgical, Inc.[1]	1,082,300	548,272	2.51

Gilead Sciences, Inc.[1]	8,049,500	412,215	1.89

Vertex Pharmaceuticals Inc.[1]	3,705,000	295,918	1.35

Regeneron Pharmaceuticals, Inc.[1]	1,266,400	284,788	1.30

Grifols, SA, Class A, non-registered shares	5,555,000	203,905	1.09
Grifols, SA, Class B, non-registered shares	1,215,850	34,358

UnitedHealth Group Inc.	3,510,000	229,835	1.05

Edwards Lifesciences Corp.[1]	3,040,400	204,315.94

Other securities		892,473	4.09

		3,106,079	14.22

Information technology — 12.79%

Google Inc., Class A1	753,500	663,359	3.04

ASML Holding NV (New York registered)	3,371,016	266,647	2.01
ASML Holding NV	2,190,184	172,819

Taiwan Semiconductor Manufacturing Co. Ltd.	67,583,000	250,299	1.15

salesforce.com, inc.[1]	6,055,000	231,180	1.06

Apple Inc.	400,000	158,432.73

Concur Technologies, Inc.[1]	1,700,000	138,346.63

Microsoft Corp.	3,955,000	136,566.63

Other securities		776,430	3.54

		2,794,078	12.79

American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 10.68%

Suncor Energy Inc.	8,652,093	$255,030	1.17%

Concho Resources Inc.[1]	2,615,000	218,928	1.00

Core Laboratories NV	1,275,000	193,367.89

Noble Energy, Inc.	3,107,200	186,556.85

Cobalt International Energy, Inc.[1]	6,490,000	172,439.79

Pacific Rubiales Energy Corp.	9,813,900	172,352.79

FMC Technologies, Inc.[1]	3,000,000	167,040.76

Pioneer Natural Resources Co.	975,000	141,131.65

Other securities		825,938	3.78

		2,332,781	10.68

Industrials — 8.46%

Union Pacific Corp.	2,150,000	331,702	1.52

Boeing Co.	3,050,000	312,442	1.43

Rockwell Collins, Inc.	2,636,900	167,206.77

Other securities		1,036,804	4.74

		1,848,154	8.46

Consumer staples — 4.88%

Costco Wholesale Corp.	2,645,000	292,458	1.34

PepsiCo, Inc.	2,465,000	201,612.92

Philip Morris International Inc.	1,780,000	154,184.71

Other securities		418,379	1.91

		1,066,633	4.88

Materials — 3.69%

FMC Corp.	2,500,000	152,650.70

Potash Corp. of Saskatchewan Inc.	4,000,000	152,520.70

Other securities		501,046	2.29

		806,216	3.69

Telecommunication services — 1.24%

CenturyLink, Inc.	4,160,000	147,056.67

Other securities		124,149.57

		271,205	1.24

Utilities — 0.11%

Other securities		24,010.11

Miscellaneous — 0.57%

Other common stocks in initial period of acquisition		123,982.57

Total common stocks (cost: $12,684,180,000)		20,487,464	93.79

Rights & warrants — 0.10%

Energy — 0.10%

Other securities	20,933.10

Total rights & warrants (cost: $17,736,000)	20,933.10

American Funds Insurance Series

Growth Fund

Short-term securities — 6.37%	Principal amount (000)	Value (000)	Percent of net assets

Fannie Mae 0.10%–0.16% due 7/1/2013–5/5/2014	$362,009	$361,846	1.66%

Freddie Mac 0.10%–0.16% due 10/22/2013–6/10/2014	315,800	315,558	1.44

Federal Home Loan Bank 0.08%–0.21% due 7/17–11/13/2013	208,600	208,559.95

Jupiter Securitization Co., LLC 0.18%–0.23% due 7/29–10/3/2013[2]	76,300	76,274.35

Other securities		428,730	1.97

Total short-term securities (cost: $1,390,939,000)		1,390,967	6.37

Total investment securities (cost: $14,092,855,000)		21,899,364	100.26

Other assets less liabilities		(56,230)	(.26)

Net assets		$21,843,134	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2013 (000)

Incyte Corp.[1]	7,910,000	—	155,000	7,755,000	$—	$170,610

Sturm, Ruger & Co., Inc.	1,245,000	—	—	1,245,000	1,113	59,810

KGen Power Corp.[3,4]	3,166,128	—	—	3,166,128	—	3,166

Harman International Industries, Inc.[5]	3,581,000	—	3,581,000	—	418	—

					$1,531	$233,586

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $403,305,000, which represented 1.85% of the net assets of the fund.

[3]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at a cost of $1,266,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $68,290,000, which represented .31% of the net assets of the fund. These securities were acquired from 12/19/2006 to 6/21/2011 at an aggregate cost of $96,714,000.

[4]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $84,637,000, which represented .39% of the net assets of the fund.

[5]	Unaffiliated issuer at 6/30/2013.

See Notes to Financial Statements

American Funds Insurance Series

International Fund	unaudited

Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets

Novartis	4.67%

Samsung Electronics	3.81

SOFTBANK	3.74

Bayer	2.98

AIA Group	2.06

Teva Pharmaceutical	1.66

SMC	1.66

Murata Manufacturing	1.58

Novo Nordisk	1.55

Nestlé	1.55

Common stocks — 96.12%	Shares	Value (000)	Percent of net assets
Financials — 15.61%

AIA Group Ltd.	41,324,700	$175,027	2.06%

Barclays PLC	26,465,900	112,085	1.32

Sberbank of Russia (ADR)	8,194,000	93,330	1.31
Sberbank of Russia (GDR)[1]	1,604,711	18,278

Prudential PLC	6,570,265	107,425	1.27

Housing Development Finance Corp. Ltd.	5,292,000	78,282.92

Credit Suisse Group AG	2,879,625	76,369.90

BNP Paribas SA	1,315,001	71,847.85

Other securities		592,902	6.98

		1,325,545	15.61

Health care — 15.03%

Novartis AG	5,577,613	396,229	4.67

Bayer AG	2,372,823	253,048	2.98

Teva Pharmaceutical Industries Ltd. (ADR)	3,603,000	141,237	1.66

Novo Nordisk A/S, Class B	847,726	132,113	1.55

Merck KGaA	477,931	72,817.86

Fresenius SE & Co. KGaA	585,602	72,192.85

Other securities		208,227	2.46

		1,275,863	15.03

Consumer discretionary — 14.86%

Rakuten, Inc.	8,724,000	103,179	1.22

Sands China Ltd.	21,522,000	101,421	1.19

Hyundai Motor Co.	451,700	89,189	1.05

Volkswagen AG, nonvoting preferred	404,100	81,819.96

Tata Motors Ltd.	16,727,871	79,185.93

Li & Fung Ltd.	56,396,000	77,511.91

Daimler AG	1,268,000	76,723.90

adidas AG	580,000	62,767.74

Nissan Motor Co., Ltd.	5,900,000	59,785.70

Melco Crown Entertainment Ltd. (ADR)[2]	2,505,000	56,012.66

Galaxy Entertainment Group Ltd.[2]	10,673,000	52,291.62

Other securities		421,206	4.98

		1,261,088	14.86

Industrials — 11.50%

SMC Corp.	701,600	140,914	1.66

Legrand SA	1,824,500	84,640	1.00

ASSA ABLOY AB, Class B	1,865,000	73,086.86

Jardine Matheson Holdings Ltd.	1,206,800	73,012.86

European Aeronautic Defence and Space Co. EADS NV	1,200,514	64,170.76

Deutsche Lufthansa AG2	2,653,500	53,864.63

Other securities		486,523	5.73

		976,209	11.50

American Funds Insurance Series

International Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 11.06%

Samsung Electronics Co. Ltd.	275,150	$323,323	3.81%

Murata Manufacturing Co., Ltd.	1,761,000	134,055	1.58

NetEase, Inc. (ADR)	1,571,735	99,287	1.17

Baidu, Inc., Class A (ADR)[2]	998,000	94,341	1.11

Gemalto NV	799,053	72,348.85

Tencent Holdings Ltd.	1,362,000	53,419.63

Other securities		162,004	1.91

		938,777	11.06

Consumer staples — 7.83%

Nestlé SA	2,007,200	131,646	1.55

Anheuser-Busch InBev NV	1,400,000	124,628	1.47

Pernod Ricard SA	1,004,960	111,438	1.31

Charoen Pokphand Foods PCL	91,125,000	75,656.89

Other securities		221,747	2.61

		665,115	7.83

Telecommunication services — 6.96%

SOFTBANK CORP.	5,439,100	317,528	3.74

MTN Group Ltd.	6,145,800	114,398	1.35

Other securities		159,133	1.87

		591,059	6.96

Materials — 4.15%

Syngenta AG	170,200	66,599.79

Linde AG	302,000	56,351.66

Other securities		229,560	2.70

		352,510	4.15

Energy — 2.76%

BP PLC	9,990,102	69,173.81

Royal Dutch Shell PLC, Class B	1,730,000	57,256.67

Other securities		107,501	1.28

		233,930	2.76

Utilities — 2.56%

Power Grid Corp. of India Ltd.	61,651,640	115,470	1.36

Other securities		102,093	1.20

		217,563	2.56

Miscellaneous — 3.80%

Other common stocks in initial period of acquisition		322,194	3.80

Total common stocks (cost: $6,490,498,000)		8,159,853	96.12

American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments — 1.19%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 1.13%

U.S. Treasury:
4.75% 2014	$65,000	$67,583	1.13%
0.25% 2015	28,200	28,153

		95,736	1.13

Financials — 0.06%

Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[3]	£2,535	5,050.06

Total bonds, notes & other debt instruments (cost: $99,926,000)		100,786	1.19

Short-term securities — 1.71%

Freddie Mac 0.10%–0.11% due 12/18/2013–1/22/2014	$73,600	73,541.86

Other securities		71,877.85

Total short-term securities (cost: $145,438,000)		145,418	1.71

Total investment securities (cost: $6,735,862,000)		8,406,057	99.02

Other assets less liabilities		83,470.98

Net assets		$8,489,527	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,519,000, which represented .12% of the net assets of the fund. Some of these securities (with an aggregate value of $6,802,000, an aggregate cost of $32,657,000, and which represented .08% of the net assets of the fund) were acquired from 2/11/1998 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

International Fund

Forward currency contracts
The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized appreciation (depreciation) at 6/30/2013 (000)
			Contract amount

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Sales:
Australian dollars	7/18/2013	Barclays Bank PLC	$2,868	A$3,000	$128
Australian dollars	7/18/2013	UBS AG	$10,531	A$11,000	487
Euros	7/11/2013	UBS AG	$6,928	€5,300	29
Euros	7/18/2013	UBS AG	$198,621	€149,000	4,659
Euros	7/31/2013	Bank of America, N.A.	$36,420	€28,000	(31)
Japanese yen	7/22/2013	Barclays Bank PLC	$87,744	¥8,355,000	3,496
Japanese yen	7/29/2013	Barclays Bank PLC	$114,144	¥11,155,000	1,658

					$10,426

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $43,124,000, which represented .51% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	Coupon rate may change periodically.

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$= Australian dollars
€ = Euros
£ = British pounds
¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

New World Fund	unaudited

Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets

Naspers	1.94%

Baidu	1.92

Google	1.74

LT Group	1.73

Toyota Motor	1.71

Shoprite Holdings	1.71

Pacific Rubiales Energy	1.65

TDK	1.51

Mail.Ru Group	1.49

Novartis	1.46

Common stocks — 85.29%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 14.45%

Naspers Ltd., Class N	647,000	$47,780	1.94%

Toyota Motor Corp.	695,000	41,975	1.71

Arcos Dorados Holdings Inc., Class A	2,550,352	29,788	1.21

Ctrip.com International, Ltd. (ADR)[1]	718,500	23,445.95

Hyundai Mobis Co., Ltd.	91,400	21,849.89

L’Occitane International SA	7,306,250	19,688.80

Wynn Macau, Ltd.	6,849,200	18,545.75

Domino’s Pizza, Inc.	298,000	17,329.71

Other securities		134,931	5.49

		355,330	14.45

Consumer staples — 12.31%

LT Group, Inc.	81,362,200	42,564	1.73

Shoprite Holdings Ltd.	2,236,250	41,965	1.71

OJSC Magnit (GDR)	517,600	29,607	1.22
OJSC Magnit (GDR)[2]	4,500	257

Anheuser-Busch InBev NV	268,700	23,920.97

Pernod Ricard SA	207,100	22,965.93

Other securities		141,399	5.75

		302,677	12.31

Information technology — 10.88%

Baidu, Inc., Class A (ADR)[1]	499,200	47,189	1.92

Google Inc., Class A1	48,600	42,786	1.74

TDK Corp.	1,077,200	37,199	1.51

Mail.Ru Group Ltd. (GDR)	841,953	24,130	1.49
Mail.Ru Group Ltd. (GDR)[2]	432,264	12,389

Taiwan Semiconductor Manufacturing Co. Ltd.[1]	5,262,000	19,488	1.20
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	9,893

Quanta Computer Inc.	8,396,465	18,210.74

Other securities		56,154	2.28

		267,438	10.88

Financials — 9.75%

AEON Financial Service Co., Ltd.	1,220,000	34,553	1.41

Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	1,980,000	28,136	1.14

Citigroup Inc.	560,000	26,863	1.09

Agricultural Bank of China, Class H	51,628,000	21,301.87

Housing Development Finance Corp. Ltd.	1,353,000	20,014.81

Kotak Mahindra Bank Ltd.	1,373,886	16,697.68

Other securities		92,182	3.75

		239,746	9.75

American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 9.29%

Pacific Rubiales Energy Corp.	2,310,100	$40,570	1.65%

Ophir Energy PLC[1]	5,008,800	27,197	1.11

Oil Search Ltd.	3,738,085	26,427	1.08

Royal Dutch Shell PLC, Class B	600,000	19,857	1.06
Royal Dutch Shell PLC, Class B (ADR)	95,000	6,296

Cobalt International Energy, Inc.[1]	869,800	23,111.94

Galp Energia, SGPS, SA, Class B	1,314,602	19,464.79

Africa Oil Corp.[1,3]	1,502,675	10,073.79
Africa Oil Corp.[1]	1,385,424	9,287

Other securities		46,001	1.87

		228,283	9.29

Health care — 7.62%

Novartis AG	429,500	30,511	1.46
Novartis AG (ADR)	76,000	5,374

Novo Nordisk A/S, Class B	219,120	34,148	1.39

Krka, dd, Novo mesto	353,049	23,437.95

CSL Ltd.	370,000	20,838.85

Baxter International Inc.	255,000	17,664.72

Other securities		55,493	2.25

		187,465	7.62

Industrials — 6.52%

European Aeronautic Defence and Space Co. EADS NV	431,929	23,088.94

Cummins Inc.	192,500	20,879.85

Experian PLC	987,000	17,158.70

Intertek Group PLC	376,200	16,725.68

Other securities		82,549	3.35

		160,399	6.52

Materials — 4.40%

Linde AG	109,000	20,338.83

First Quantum Minerals Ltd.	1,243,400	18,444.75

Other securities		69,449	2.82

		108,231	4.40

Telecommunication services — 4.15%

SOFTBANK CORP.	612,700	35,769	1.46

MTN Group Ltd.	925,000	17,218.70

Other securities		48,963	1.99

		101,950	4.15

Utilities — 1.01%

Other securities		24,882	1.01

Miscellaneous — 4.91%

Other common stocks in initial period of acquisition		120,687	4.91

Total common stocks (cost: $1,798,795,000)		2,097,088	85.29

American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments — 10.57%	Principal amount (000)	Value (000)	Percent of net assets
Bonds & notes of governments outside the U.S. — 7.99%

United Mexican States Government:
Series M10, 8.00% 2015	MXN208,300	$17,388	1.51%
3.50%–10.00% 2017–2040[4]	144,731	12,514
Global 3.625%–6.05% 2014–2110	$6,834	7,242

Other securities		159,354	6.48

		196,498	7.99

U.S. Treasury bonds & notes — 0.81%

U.S. Treasury 4.00% 2015	17,200	18,232.74

Other securities		1,716.07

		19,948.81

Other — 1.77%

Other securities		43,371	1.77

Total bonds, notes & other debt instruments (cost: $256,896,000)		259,817	10.57

Short-term securities — 3.82%

Québec (Province of) 0.15% due 8/29/2013[2]	32,200	32,188	1.31

Victory Receivables Corp. 0.17% due 7/9/2013[2]	14,800	14,799	1.04
Gotham Funding Corp. 0.16% due 7/19/2013[2]	10,800	10,799

Sumitomo Mitsui Banking Corp. 0.15%–0.18% due 7/8–8/9/2013[2]	19,200	19,198.78

Other securities		16,995.69

Total short-term securities (cost: $93,982,000)		93,979	3.82

Total investment securities (cost: $2,149,673,000)		2,450,884	99.68

Other assets less liabilities		8,001.32

Net assets		$2,458,885	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including a security which was valued under fair value procedures adopted by authority of the board of trustees. The value of this security was $35,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series

New World Fund

Forward currency contracts
The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized appreciation (depreciation) at 6/30/2013 (000)
			Contract amount

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Sales:
Brazilian reais	7/15/2013	Citibank	$1,662	BRL3,530	$70
Colombian pesos	7/29/2013	Citibank	$1,714	COP3,331,210	(5)
Japanese yen	7/17/2013	HSBC Bank	$19,971	¥1,941,948	390
Japanese yen	7/31/2013	UBS AG	$1,984	¥193,800	29
Mexican pesos	7/15/2013	Barclays Bank PLC	$3,391	MXN43,650	10
Polish zloty	7/15/2013	Barclays Bank PLC	$719	PLN2,245	22
Russian rubles	7/22/2013	JPMorgan Chase	$985	RUB31,550	16
Turkish lira	7/16/2013	Barclays Bank PLC	$1,493	TRY 2,820	24
Turkish lira	7/16/2013	Bank of New York Mellon	$255	TRY500	(4)
Turkish lira	7/19/2013	HSBC Bank	$1,520	TRY2,875	34

					$586

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $143,548,000, which represented 5.84% of the net assets of the fund.

[3]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/3/2012 at a cost of $11,705,000) may be subject to legal or contractual restrictions on resale.

[4]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations and symbol
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
¥ = Japanese yen
MXN = Mexican pesos
PLN = Polish zloty
RUB = Russian rubles
TRY = Turkish liras

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund	unaudited

Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets
Microsoft	4.34%

Amgen	4.25

Gilead Sciences	3.73

Hewlett-Packard	3.65

Verizon	2.57

Altria	2.48

General Motors	2.31

AT&T	2.24

CenturyLink	2.10

CVS/Caremark	1.96

Common stocks — 93.13%	Shares	Value (000)	Percent of net assets
Information technology — 17.05%

Microsoft Corp.	7,359,000	$254,106	4.34%

Hewlett-Packard Co.	8,606,152	213,433	3.65

Western Union Co.	6,585,972	112,686	1.92

Oracle Corp.	3,341,500	102,651	1.75

Apple Inc.	188,000	74,463	1.27

Texas Instruments Inc.	2,130,000	74,273	1.27

International Business Machines Corp.	330,000	63,067	1.08

Google Inc., Class A1	57,760	50,850.87

Other securities		52,499.90

		998,028	17.05

Health care — 16.70%

Amgen Inc.	2,520,000	248,623	4.25

Gilead Sciences, Inc.[1]	4,268,000	218,564	3.73

AbbVie Inc.	1,875,000	77,513	1.32

Aetna Inc.	1,138,500	72,340	1.24

Zimmer Holdings, Inc.	750,000	56,205.96

Bristol-Myers Squibb Co.	1,125,000	50,276.86

St. Jude Medical, Inc.	1,060,000	48,368.83

Abbott Laboratories	1,375,000	47,960.82

Humana Inc.	550,000	46,409.79

Novartis AG (ADR)	650,500	45,997.79

Other securities		65,267	1.11

		977,522	16.70

Industrials — 11.31%

General Dynamics Corp.	1,130,000	88,513	1.51

CSX Corp.	3,200,000	74,208	1.27

United Parcel Service, Inc., Class B	850,000	73,508	1.25

Norfolk Southern Corp.	842,800	61,229	1.05

Union Pacific Corp.	375,000	57,855.99

United Technologies Corp.	500,000	46,470.79

Other securities		260,409	4.45

		662,192	11.31

Consumer staples — 11.09%

Altria Group, Inc.	4,155,000	145,384	2.48

CVS/Caremark Corp.	2,000,000	114,360	1.96

Philip Morris International Inc.	1,250,000	108,275	1.85

Kimberly-Clark Corp.	500,000	48,570.83

Mondelez International, Inc.	1,580,000	45,077.77

Other securities		187,458	3.20

		649,124	11.09

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 8.50%

Chevron Corp.	870,000	$102,956	1.76%

Royal Dutch Shell PLC, Class B (ADR)	1,150,000	76,210	1.56
Royal Dutch Shell PLC, Class A (ADR)	235,000	14,993

ConocoPhillips	1,500,000	90,750	1.55

Apache Corp.	841,400	70,534	1.20

Baker Hughes Inc.	1,051,000	48,483.83

Other securities		93,786	1.60

		497,712	8.50

Telecommunication services — 8.48%

Verizon Communications Inc.	2,985,000	150,265	2.57

AT&T Inc.	3,705,000	131,157	2.24

CenturyLink, Inc.	3,482,000	123,089	2.10

Vodafone Group PLC (ADR)	3,190,000	91,680	1.57

		496,191	8.48

Consumer discretionary — 6.00%

Johnson Controls, Inc.	2,839,043	101,609	1.74

General Motors Co.[1]	2,000,000	66,620	1.14

YUM! Brands, Inc.	742,300	51,471.88

Other securities		131,265	2.24

		350,965	6.00

Utilities — 4.35%

Exelon Corp.	3,526,000	108,883	1.86

FirstEnergy Corp.	2,719,100	101,531	1.73

Other securities		44,257.76

		254,671	4.35

Financials — 4.00%

Capital One Financial Corp.	1,450,000	91,074	1.56

JPMorgan Chase & Co.	1,690,000	89,215	1.52

Other securities		54,023.92

		234,312	4.00

Materials — 2.08%

Dow Chemical Co.	2,075,000	66,753	1.14

Other securities		55,113.94

		121,866	2.08

Miscellaneous — 3.57%

Other common stocks in initial period of acquisition		208,769	3.57

Total common stocks (cost: $4,125,687,000)		5,451,352	93.13

American Funds Insurance Series

Blue Chip Income and Growth Fund

Convertible securities — 1.17%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 1.17%

General Motors Co., Series B, 4.75% convertible preferred 2013	1,420,000	$68,387	1.17%

Total convertible securities (cost: $63,717,000)		68,387	1.17

Short-term securities — 4.98%	Principal amount (000)

Fannie Mae 0.09%–0.13% due 7/25–11/18/2013	$69,850	69,836	1.19

Procter & Gamble Co. 0.09%–0.10% due 9/3–9/4/2013[2]	59,100	59,092	1.01

Jupiter Securitization Co., LLC 0.24%–0.32% due 11/13/2013–2/7/2014[2]	42,600	42,550.73

Other securities		120,046	2.05

Total short-term securities (cost: $291,516,000)		291,524	4.98

Total investment securities (cost: $4,480,920,000)		5,811,263	99.28

Other assets less liabilities		42,373.72

Net assets		$5,853,636	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $136,738,000, which represented 2.34% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Growth and Income Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets

Taiwan Semiconductor Manufacturing	3.84%

Merck	3.80

Home Depot	3.48

AXA	2.15

CME Group	2.10

Vodafone	1.89

Marsh & McLennan	1.61

MTN Group	1.53

Google	1.50

United Continental Holdings	1.42

Common stocks — 94.73%	Shares	Value (000)	Percent of net assets
Financials — 22.05%

AXA SA	2,171,935	$42,675	2.15%

CME Group Inc., Class A	546,847	41,550	2.10

Marsh & McLennan Companies, Inc.	800,000	31,936	1.61

Agricultural Bank of China, Class H	62,500,000	25,786	1.30

JPMorgan Chase & Co.	408,200	21,549	1.09

Hospitality Properties Trust	815,000	21,418	1.08

Wells Fargo & Co.	445,000	18,365.93

Shinsei Bank, Ltd.	8,060,000	18,285.92

Rayonier Inc.[1]	310,000	17,171.87

Oaktree Capital Group, LLC	285,000	14,977.76

McGraw Hill Financial, Inc.	280,500	14,920.75

Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	1,025,000	14,565.74

Other securities		153,561	7.75

		436,758	22.05

Consumer discretionary — 16.06%

Home Depot, Inc.	890,000	68,948	3.48

Comcast Corp., Class A	640,000	26,803	1.35

Honda Motor Co., Ltd.	710,000	26,380	1.33

Twenty-First Century Fox, Class A1,2	750,600	21,760	1.10

D.R. Horton, Inc.	1,000,000	21,280	1.08

Amazon.com, Inc.[1]	64,400	17,883.90

HUGO BOSS AG	150,000	16,518.83

Bayerische Motoren Werke AG	170,000	14,866.75

Toyota Motor Corp.	246,000	14,857.75

Carnival Corp., units	430,000	14,745.75

Other securities		74,157	3.74

		318,197	16.06

Information technology — 10.62%

Taiwan Semiconductor Manufacturing Co. Ltd.	18,557,000	68,727	3.84
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	400,000	7,328

Google Inc., Class A1	33,800	29,757	1.50

STMicroelectronics NV	2,950,000	26,576	1.34

Microsoft Corp.	410,000	14,157.72

Other securities		63,809	3.22

		210,354	10.62

Industrials — 9.89%

United Continental Holdings, Inc.[1]	900,000	28,161	1.42

Meggitt PLC	3,480,500	27,395	1.38

Lockheed Martin Corp.	200,000	21,692	1.10

Geberit AG	60,000	14,883.75

European Aeronautic Defence and Space Co. EADS NV	274,000	14,646.74

Other securities		89,177	4.50

		195,954	9.89

American Funds Insurance Series

Global Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Health care — 8.78%

Merck & Co., Inc.	1,619,544	$75,228	3.80%

Novartis AG	303,000	21,525	1.09

Vertex Pharmaceuticals Inc.[1]	238,877	19,079.96

Other securities		58,055	2.93

		173,887	8.78

Consumer staples — 7.10%

Unilever NV, depository receipts	550,000	21,660	1.09

Mondelez International, Inc.	550,000	15,691.79

Imperial Tobacco Group PLC	450,000	15,605.79

British American Tobacco PLC	278,500	14,264.72

Other securities		73,557	3.71

		140,777	7.10

Telecommunication services — 6.04%

Vodafone Group PLC	13,130,000	37,514	1.89

MTN Group Ltd.	1,630,000	30,341	1.53

AT&T Inc.	525,000	18,585.94

TalkTalk Telecom Group PLC	4,691,100	16,011.81

Other securities		17,140.87

		119,591	6.04

Energy — 4.81%

Kinder Morgan, Inc.	550,000	20,982	1.06

Coal India Ltd.	2,800,000	14,256.72

Peyto Exploration & Development Corp.	485,000	14,019.71

Other securities		45,985	2.32

		95,242	4.81

Utilities — 3.82%

National Grid PLC	1,789,680	20,306	1.03

Power Assets Holdings Ltd.	2,250,000	19,407.98

Exelon Corp.	500,000	15,440.78

Other securities		20,485	1.03

		75,638	3.82

Materials — 3.82%

Dow Chemical Co.	445,000	14,316.72

Other securities		61,307	3.10

		75,623	3.82

Miscellaneous — 1.74%

Other common stocks in initial period of acquisition		34,470	1.74

Total common stocks (cost: $1,552,559,000)		1,876,491	94.73

American Funds Insurance Series

Global Growth and Income Fund

Convertible securities — 0.67%		Value (000)	Percent of net assets
Other — 0.67%

Other securities		$13,198.67%

Total convertible securities (cost: $11,451,000)		13,198.67

Bonds, notes & other debt instruments — 1.10%

Other — 1.10%

Other securities		21,728	1.10

Total bonds, notes & other debt instruments (cost: $18,007,000)		21,728	1.10

Short-term securities — 3.26%	Principal amount (000)

Toronto-Dominion Holdings USA Inc. 0.23% due 11/8/2013[3]	$17,800	17,790.90

Other securities		46,780	2.36

Total short-term securities (cost: $64,571,000)		64,570	3.26

Total investment securities (cost: $1,646,588,000)		1,975,987	99.76

Other assets less liabilities		4,799.24

Net assets		$1,980,786	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,141,000, which represented .21% of the net assets of the fund. Some of these securities (with an aggregate value of $915,000, an aggregate cost of $2,006,000, and which represented .05% of the net assets of the fund) were acquired on 12/17/2009 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2013 (000)
Rickmers Maritime	27,420,000	27,420,000	—	54,840,000	$329	$11,682

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1] Security did not produce income during the last 12 months.
[2] This security has been authorized but has not yet been issued.
[3]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $44,745,000, which represented 2.26% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund	unaudited
Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets

Microsoft	3.77%

Gilead Sciences	3.16

Philip Morris International	2.48

Google	2.11

Amgen	2.11

Texas Instruments	1.71

Dow Chemical	1.71

Amazon	1.66

Home Depot	1.66

Oracle	1.65

Common stocks — 93.37%	Shares	Value (000)	Percent of net assets
Health care — 16.50%

Gilead Sciences, Inc.[1]	13,947,000	$714,226	3.16%

Amgen Inc.	4,840,400	477,554	2.11

Edwards Lifesciences Corp.[1]	2,749,400	184,760.81

Biogen Idec Inc.[1]	811,000	174,527.77

Illumina, Inc.[1]	2,300,000	172,132.76

Merck & Co., Inc.	3,553,090	165,041.73

UnitedHealth Group Inc.	2,350,000	153,878.68

Alexion Pharmaceuticals, Inc.[1]	1,590,000	146,662.65

Other securities		1,545,339	6.83

		3,734,119	16.50

Information technology — 15.59%

Microsoft Corp.	24,750,000	854,617	3.77

Google Inc., Class A1	542,700	477,777	2.11

Texas Instruments Inc.	11,083,559	386,484	1.71

Oracle Corp.	12,135,000	372,787	1.65

Yahoo! Inc.[1]	9,260,000	232,519	1.03

Apple Inc.	404,700	160,294.71

Other securities		1,043,489	4.61

		3,527,967	15.59

Consumer discretionary — 13.39%

Amazon.com, Inc.[1]	1,355,000	376,270	1.66

Home Depot, Inc.	4,850,000	375,730	1.66

News Corp., Class A1	8,332,700	271,646	1.20

Time Warner Inc.	4,646,667	268,670	1.19

General Motors Co.[1]	7,796,330	259,696	1.15

Mattel, Inc.	4,495,000	203,668.90

Comcast Corp., Class A	4,203,000	176,022.78

Time Warner Cable Inc.	1,369,671	154,061.68

Other securities		944,241	4.17

		3,030,004	13.39

Industrials — 11.56%

CSX Corp.	11,500,000	266,685	1.18

Precision Castparts Corp.	1,055,000	238,441	1.05

General Dynamics Corp.	2,807,000	219,872.97

Waste Management, Inc.	4,744,200	191,334.85

3M Co.	1,706,000	186,551.83

Nielsen Holdings NV	4,441,839	149,201.66

Other securities		1,362,596	6.02

		2,614,680	11.56

American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Energy — 9.66%

Schlumberger Ltd.	4,570,000	$327,486	1.45%

EOG Resources, Inc.	2,313,353	304,622	1.35

Chevron Corp.	2,076,200	245,698	1.08

Apache Corp.	2,907,000	243,694	1.08

Royal Dutch Shell PLC, Class A (ADR)	3,250,000	207,350	1.07
Royal Dutch Shell PLC, Class B	1,066,588	35,300

Baker Hughes Inc.	4,000,000	184,520.81

FMC Technologies, Inc.[1]	3,062,300	170,509.75

ConocoPhillips	2,723,360	164,763.73

Other securities		302,601	1.34

		2,186,543	9.66

Consumer staples — 7.65%

Philip Morris International Inc.	6,494,500	562,553	2.48

Coca-Cola Co.	5,135,400	205,981.91

CVS/Caremark Corp.	3,000,000	171,540.76

Green Mountain Coffee Roasters, Inc.[1]	2,261,434	169,743.75

Other securities		622,321	2.75

		1,732,138	7.65

Financials — 6.87%

HSBC Holdings PLC (ADR)	1,538,570	79,852.68
HSBC Holdings PLC	7,176,000	75,173

Prudential Financial, Inc.	2,100,000	153,363.68

State Street Corp.	2,280,000	148,679.66

JPMorgan Chase & Co.	2,000,000	105,580.47

Other securities		992,569	4.38

		1,555,216	6.87

Materials — 6.20%

Dow Chemical Co.	12,009,100	386,333	1.71

Celanese Corp., Series A	5,570,400	249,554	1.10

Air Products and Chemicals, Inc.	1,680,000	153,837.68

Other securities		613,443	2.71

		1,403,167	6.20

Telecommunication services — 2.70%

Verizon Communications Inc.	5,153,900	259,447	1.15

Other securities		350,827	1.55

		610,274	2.70

Utilities — 0.52%

Other securities		116,687.52

Miscellaneous — 2.73%

Other common stocks in initial period of acquisition		616,730	2.73

Total common stocks (cost: $14,632,965,000)		21,127,525	93.37

American Funds Insurance Series

Growth-Income Fund

Preferred securities — 0.06%		Value (000)	Percent of net assets
Financials — 0.06%

Other securities		$12,747.06%

Total preferred securities (cost: $11,121,000)		12,747.06

Rights & warrants — 0.01%

	Shares
Consumer discretionary — 0.01%

General Motors Co., Series A, warrants, expire 2016[1]	79,175	1,900.01
General Motors Co., Series B, warrants, expire 2019[1]	79,175	1,295

Total rights & warrants (cost: $3,908,000)		3,195.01

Convertible securities — 0.54%

Consumer discretionary — 0.10%

General Motors Co., Series B, 4.75% convertible preferred 2013	465,095	22,399.10

Other — 0.33%

Other securities		73,329.33

Miscellaneous — 0.11%

Other convertible securities in initial period of acquisition		25,442.11

Total convertible securities (cost: $91,454,000)		121,170.54

Bonds, notes & other debt instruments — 0.37%	Principal amount (000)
Financials — 0.15%

JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[2]	$29,049	32,859.15

Telecommunication services — 0.11%

Other securities		26,129.11

Federal agency bonds & notes — 0.11%

Freddie Mac 0.375% 2013	11,000	11,006.05

Other securities		12,771.06

		23,777.11

Total bonds, notes & other debt instruments (cost: $75,110,000)		82,765.37

American Funds Insurance Series

Growth-Income Fund

Short-term securities — 5.48%	Principal amount (000)	Value (000)	Percent of net assets

Freddie Mac 0.10%–0.16% due 9/4/2013–4/1/2014	$281,400	$281,248	1.24%

Federal Home Loan Bank 0.065%–0.13% due 7/3–12/17/2013	247,600	247,569	1.09

Fannie Mae 0.10%–0.15% due 7/1/2013–4/21/2014	203,500	203,356.90

Coca-Cola Co. 0.12%–0.18% due 7/16/2013–1/6/2014[3]	133,600	133,579.59

Chariot Funding, LLC 0.24%–0.25% due 10/29–11/22/2013[3]	49,800	49,766.22

JPMorgan Chase & Co. 0.16% due 8/19/2013	22,000	21,995.10

Jupiter Securitization Co., LLC 0.23% due 9/27/2013[3]	20,000	19,991.09

Other securities		283,275	1.25

Total short-term securities (cost: $1,240,754,000)		1,240,779	5.48

Total investment securities (cost: $16,055,312,000)		22,588,181	99.83

Other assets less liabilities		38,523.17

Net assets		$22,626,704	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $10,288,000, a cost of $6,000,000, and which represented .05% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Coupon rate may change periodically.
[3]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $362,475,000, which represented 1.60% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Growth and Income Fund	unaudited

Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets

Philip Morris International	3.49%

EDP – Energias de Portugal	3.07

Novartis	2.68

BP	2.30

British American Tobacco	2.02

Pernod Ricard	1.89

National Grid	1.84

VINCI	1.70

SOFTBANK	1.66

Aviva	1.52

Common stocks — 91.52%	Shares	Value (000)	Percent of net assets
Financials — 19.17%

Aviva PLC	2,525,000	$13,042	1.52%

BNP Paribas SA	233,700	12,769	1.49

Prudential PLC	755,374	12,350	1.44

HSBC Holdings PLC (Hong Kong)	539,200	5,648	1.19
HSBC Holdings PLC (United Kingdom)	440,000	4,564

Barclays PLC	1,960,100	8,301.97

Cheung Kong (Holdings) Ltd.	610,000	8,274.96

Japan Real Estate Investment Corp.	716	7,992.93

Bank muscat (SAOG)	5,262,000	7,982.93

Sberbank of Russia (ADR)	580,500	6,612.92
Sberbank of Russia (GDR)[2]	116,832	1,331

Banco Bilbao Vizcaya Argentaria, SA	610,714	5,123.90
Banco Bilbao Vizcaya Argentaria, SA (ADR)	308,410	2,594

Henderson Land Development Co. Ltd.	1,116,500	6,665.78

Credit Suisse Group AG	240,219	6,371.74

Other securities		55,028	6.40

		164,646	19.17

Consumer discretionary — 13.96%

Hyundai Motor Co.	42,760	8,443.98

William Hill PLC	1,214,888	8,147.95

H & M Hennes & Mauritz AB, Class B	247,200	8,124.95

ProSiebenSAT.1 Media AG, nonvoting preferred[1]	175,000	7,522.88

Genting Singapore PLC	7,083,000	7,376.86

Volkswagen AG, nonvoting preferred	34,180	6,920.80

Whitbread PLC	148,184	6,888.80

Daily Mail and General Trust PLC, Class A, nonvoting	543,600	6,362.74

Other securities		60,123	7.00

		119,905	13.96

Consumer staples — 12.61%

Philip Morris International Inc.	346,340	30,000	3.49

British American Tobacco PLC	338,600	17,342	2.02

Pernod Ricard SA	146,414	16,235	1.89

Anheuser-Busch InBev NV	76,300	6,792.79

CALBEE, Inc.	71,100	6,746.79

Other securities		31,214	3.63

		108,329	12.61

Utilities — 9.80%

EDP – Energias de Portugal, SA	8,182,137	26,359	3.07

National Grid PLC	1,395,265	15,831	1.84

Power Assets Holdings Ltd.	1,168,000	10,075	1.17

PT Perusahaan Gas Negara (Persero) Tbk	17,051,500	9,879	1.15

SSE PLC	350,350	8,116.95

Other securities		13,897	1.62

		84,157	9.80

American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Industrials — 8.69%

VINCI SA	291,233	$14,616	1.70%

ASSA ABLOY AB, Class B	287,890	11,282	1.31

Rolls-Royce Holdings PLC[1]	525,000	9,055	1.05

Jardine Matheson Holdings Ltd.	115,000	6,958.81

Other securities		32,688	3.82

		74,599	8.69

Health care — 8.68%

Novartis AG	323,870	23,007	2.68

Novo Nordisk A/S, Class B	64,700	10,083	1.17

Teva Pharmaceutical Industries Ltd. (ADR)	243,600	9,549	1.11

Glenmark Pharmaceuticals Ltd.	800,000	7,381.86

Other securities		24,550	2.86

		74,570	8.68

Telecommunication services — 7.70%

SOFTBANK CORP.	244,000	14,245	1.66

Ziggo NV	283,783	11,358	1.32

Singapore Telecommunications Ltd.	2,772,000	8,245.96

Vodafone Group PLC	2,323,600	6,639.77

Other securities		25,642	2.99

		66,129	7.70

Energy — 4.62%

BP PLC	2,853,651	19,759	2.30

BG Group PLC	645,200	10,976	1.28

Other securities		8,922	1.04

		39,657	4.62

Information technology — 3.70%

Youku Inc., Class A (ADR)[1]	557,300	10,695	1.25

Delta Electronics, Inc.	1,380,760	6,289.73

Other securities		14,756	1.72

		31,740	3.70

Materials — 2.16%

Other securities		18,588	2.16

Miscellaneous — 0.43%

Other common stocks in initial period of acquisition		3,736.43

Total common stocks (cost: $748,287,000)		786,056	91.52

Convertible securities — 0.33%

Financials — 0.33%

Other securities		2,803.33

Total convertible securities (cost: $2,813,000)		2,803.33

American Funds Insurance Series

International Growth and Income Fund

Bonds, notes & other debt instruments — 1.56%	Value (000)	Percent of net assets
Other — 1.56%

Other securities	$13,444	1.56%

Total bonds, notes & other debt instruments (cost: $13,141,000)	13,444	1.56

Short-term securities — 5.81%	Principal amount (000)

Toronto-Dominion Holdings USA Inc. 0.115%–0.13% due 7/18–8/9/2013[2]	$16,800	16,798	1.96

Federal Home Loan Bank 0.09% due 10/16/2013	14,100	14,097	1.64

Bank of Nova Scotia 0.14% due 7/15/2013	12,400	12,399	1.44

ExxonMobil Corp. 0.07% due 7/1/2013	6,600	6,600.77

Total short-term securities (cost: $49,894,000)		49,894	5.81

Total investment securities (cost: $814,135,000)		852,197	99.22

Other assets less liabilities		6,687.78

Net assets		$858,884	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $20,888,000, which represented 2.43% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund	unaudited

Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets

Comcast	2.18%

Microsoft	2.12

Kinder Morgan	1.96

Home Depot	1.92

Merck	1.91

Boeing	1.76

ACE	1.62

Lockheed Martin	1.57

Goldman Sachs	1.46

American Express	1.39

Common stocks — 68.60%	Shares	Value (000)	Percent of net assets
Financials — 11.22%

ACE Ltd.	2,520,000	$225,490	1.62%

Goldman Sachs Group, Inc.	1,350,000	204,188	1.46

American Express Co.	2,600,000	194,376	1.39

JPMorgan Chase & Co.	2,500,000	131,975.95

Citigroup Inc.	2,750,000	131,917.94

American Tower Corp.	1,500,000	109,755.79

Bank of America Corp.	8,000,000	102,880.74

Other securities		464,579	3.33

		1,565,160	11.22

Consumer discretionary — 11.07%

Comcast Corp., Class A	7,250,000	303,630	2.18

Home Depot, Inc.	3,450,000	267,272	1.92

Amazon.com, Inc.[1]	540,000	149,953	1.07

VF Corp.	700,000	135,142.97

General Motors Co.[1]	3,500,000	116,585.83

DIRECTV[1]	1,700,000	104,754.75

Naspers Ltd., Class N	1,265,000	93,419.67

Other securities		373,506	2.68

		1,544,261	11.07

Health care — 9.48%

Merck & Co., Inc.	5,750,000	267,087	1.91

Johnson & Johnson	2,175,000	186,745	1.34

Gilead Sciences, Inc.[1]	3,600,000	184,356	1.32

Bristol-Myers Squibb Co.	3,730,000	166,694	1.20

Pfizer Inc.	4,125,000	115,541.83

UnitedHealth Group Inc.	1,500,000	98,220.70

Other securities		304,163	2.18

		1,322,806	9.48

Energy — 7.98%

Kinder Morgan, Inc.	7,160,000	273,154	1.96

Chevron Corp.	1,625,000	192,303	1.38

Noble Energy, Inc.	1,600,000	96,064.69

Transocean Ltd.[1]	2,000,000	95,900.69

Oil States International, Inc.[1]	1,000,000	92,640.66

Other securities		363,648	2.60

		1,113,709	7.98

Industrials — 7.10%

Boeing Co.	2,400,000	245,856	1.76

Lockheed Martin Corp.	2,015,000	218,547	1.57

General Electric Co.	5,300,000	122,907.88

Other securities		403,603	2.89

		990,913	7.10

American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 6.39%

Microsoft Corp.	8,570,000	$295,922	2.12%

Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,770,000	178,986	1.29

ASML Holding NV (New York registered)	2,155,000	170,461	1.22

Texas Instruments Inc.	3,000,000	104,610.75

Other securities		141,069	1.01

		891,048	6.39

Consumer staples — 4.41%

Unilever NV (New York registered)	3,445,000	135,423.97

Wal-Mart Stores, Inc.	1,725,000	128,495.92

Kimberly-Clark Corp.	1,075,000	104,426.75

Coca-Cola Co.	2,000,000	80,220.58

Other securities		166,426	1.19

		614,990	4.41

Materials — 4.40%

FMC Corp.	2,500,000	152,650	1.09

Dow Chemical Co.	3,000,000	96,510.69

Other securities		365,150	2.62

		614,310	4.40

Telecommunication services — 1.83%

SOFTBANK CORP.	3,250,000	189,731	1.36

Other securities		65,100.47

		254,831	1.83

Utilities — 1.67%

PG&E Corp.	1,910,000	87,344.63

Other securities		144,917	1.04

		232,261	1.67

Miscellaneous — 3.05%

Other common stocks in initial period of acquisition		425,849	3.05

Total common stocks (cost: $6,782,931,000)		9,570,138	68.60

Rights & warrants — 0.01%

Consumer discretionary — 0.01%

Other securities		803.01

Total rights & warrants (cost: $432,000)		803.01

American Funds Insurance Series

Asset Allocation Fund

Convertible securities — 0.12%		Value (000)	Percent of net assets
Other — 0.12%

Other securities		$16,660.12%

Total convertible securities (cost: $16,616,000)		16,660.12

Bonds, notes & other debt instruments — 21.83%	Principal amount (000)
U.S. Treasury bonds & notes — 8.77%

U.S. Treasury — 7.92%
0.25% 2014	$200,000	200,164
2.625% 2014	105,000	107,752
2.00% 2016	150,500	156,148	7.92
2.625% 2018	102,500	108,671
1.50%–7.25% 2013–2043	501,835	532,726

		1,105,461	7.92

U.S. Treasury inflation-protected securities[2] — 0.85%
0.125%–1.875% 2013–2043	120,520	118,951.85

Total U.S. Treasury bonds & notes		1,224,412	8.77

Mortgage-backed obligations[3] — 5.52%

Fannie Mae 0%–7.50% 2021–2047[4]	566,278	585,097	4.19

Freddie Mac 1.693%–6.705% 2019–2040[4]	72,146	72,606.52

Other securities		112,726.81

		770,429	5.52

Financials — 1.06%

JPMorgan Chase & Co. 3.25%–3.45% 2016–2022	6,500	6,505.05

Goldman Sachs Group, Inc. 2.375%–3.625% 2018–2023	5,515	5,406.04

Other securities		135,323.97

		147,234	1.06

Health care — 1.04%

Gilead Sciences, Inc. 3.05% 2016	4,300	4,548.03

Other securities		140,829	1.01

		145,377	1.04

Industrials — 0.90%

General Electric Capital Corp. 3.10% 2023	8,000	7,568.07
General Electric Co. 4.125% 2042	2,500	2,339

Other securities		116,050.83

		125,957.90

Consumer discretionary — 0.76%

Comcast Corp. 5.65%–6.95% 2035–2037	6,875	8,427.06

Other securities		97,802.70

		106,229.76

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Federal agency bonds & notes — 0.55%

Freddie Mac 0.75%–2.50% 2016–2020	$61,000	$60,673.44%

Fannie Mae 6.25% 2029	9,575	12,626.09

Other securities		3,449.02

		76,748.55

Other — 3.23%

Other securities		449,673	3.23

Total bonds, notes & other debt instruments (cost: $3,025,217,000)		3,046,059	21.83

Short-term securities — 11.50%

Freddie Mac 0.09%–0.16% due 7/15/2013–4/15/2014	467,000	466,642	3.34

Federal Home Loan Bank 0.055%–0.21% due 7/5–12/19/2013	304,550	304,500	2.18

Fannie Mae 0.08%–0.18% due 7/1/2013–1/13/2014	203,200	203,137	1.46

Coca-Cola Co. 0.14%–0.16% due 7/12–8/19/2013[5]	111,400	111,394.80

Merck & Co. Inc. 0.06%–0.08% due 7/15–7/29/2013[5]	92,900	92,896.67

Private Export Funding Corp. 0.24%–0.26% due 7/15–9/4/2013[5]	88,300	88,288.63

General Electric Capital Corp. 0.14% due 10/29/2013	40,800	40,777.29

Chariot Funding, LLC 0.25% due 10/7/2013[5]	32,600	32,587.23

Wal-Mart Stores, Inc. 0.09%–0.10% due 7/30–8/12/2013[5]	28,000	27,997.20

Other securities		236,915	1.70

Total short-term securities (cost: $1,605,146,000)		1,605,133	11.50

Total investment securities (cost: $11,430,342,000)		14,238,793	102.06

Other assets less liabilities		(287,601)	(2.06)

Net assets		$13,951,192	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $45,297,000, which represented .32% of the net assets of the fund. Some of these securities (with an aggregate value of $28,506,000, an aggregate cost of $55,629,000, and which represented .20% of the net assets of the fund) were acquired from 9/14/2009 to 3/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $794,872,000, which represented 5.70% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Global Balanced Fund	unaudited

Summary investment portfolio June 30, 2013

Largest individual equity securities	Percent of net assets

ASML Holding	2.28%

Bristol-Myers Squibb	1.81

Microsoft	1.81

Amazon	1.51

Taiwan Semiconductor Manufacturing	1.42

Largest fixed-income holdings (by issuer)	Percent of net assets

U.S. Treasury	3.80%

German Government	2.43

Fannie Mae	2.39

Japanese Government	2.29

United Mexican States Government	1.63

Common stocks — 62.25%	Shares	Value (000)	Percent of net assets
Consumer staples — 8.68%

Nestlé SA	29,240	$1,918	1.16%

Anheuser-Busch InBev NV (ADR)	8,750	790.92
Anheuser-Busch InBev NV	8,300	739

Lorillard, Inc.	33,900	1,481.89

Procter & Gamble Co.	16,650	1,282.77

Pernod Ricard SA	10,170	1,127.68

Altria Group, Inc.	31,000	1,085.66

PepsiCo, Inc.	11,000	900.54

Other securities		5,083	3.06

		14,405	8.68

Financials — 8.56%

HSBC Holdings PLC	194,000	2,012	1.21

Sumitomo Mitsui Financial Group, Inc.	31,500	1,445.87

Link Real Estate Investment Trust	288,697	1,420.86

Suncorp Group Ltd.	83,902	915.55

Other securities		8,420	5.07

		14,212	8.56

Information technology — 7.90%

ASML Holding NV	47,969	3,785	2.28

Microsoft Corp.	87,000	3,004	1.81

Taiwan Semiconductor Manufacturing Co. Ltd.	637,000	2,359	1.42

Google Inc., Class A1	1,100	969.58

Other securities		3,005	1.81

		13,122	7.90

Consumer discretionary — 7.23%

Amazon.com, Inc.[1]	9,030	2,508	1.51

SES SA, Class A (FDR)	66,200	1,896	1.14

Home Depot, Inc.	23,530	1,823	1.10

Nissan Motor Co., Ltd.	166,500	1,687	1.02

Comcast Corp., Class A	21,930	918.55

Other securities		3,171	1.91

		12,003	7.23

Health care — 6.69%

Bristol-Myers Squibb Co.	67,410	3,013	1.81

Merck & Co., Inc.	48,520	2,254	1.36

Humana Inc.	12,780	1,079.65

Other securities		4,762	2.87

		11,108	6.69

American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares	Value (000)	Percent of net assets
Industrials — 6.49%

General Electric Co.	97,800	$2,268	1.37%

Schneider Electric SA	19,000	1,378.83

Cummins Inc.	9,100	987.59

Boeing Co.	9,500	973.59

Other securities		5,166	3.11

		10,772	6.49

Energy — 5.56%

Chevron Corp.	16,930	2,003	1.21

Royal Dutch Shell PLC, Class B	53,470	1,769	1.07

Kinder Morgan, Inc.	38,500	1,469.89

Husky Energy Inc.	54,450	1,451.87

Enbridge Inc.	16,350	688.81
Enbridge Inc. (CAD denominated)	15,792	664

Other securities		1,179.71

		9,223	5.56

Telecommunication services — 3.98%

Advanced Info Service PCL	208,700	1,898	1.15

OJSC MegaFon (GDR)[2]	43,000	1,344.92
OJSC MegaFon (GDR)	6,000	187

Other securities		3,170	1.91

		6,599	3.98

Materials — 3.24%

MeadWestvaco Corp.	34,000	1,160.70

Other securities		4,208	2.54

		5,368	3.24

Utilities — 1.29%

Power Assets Holdings Ltd.	134,000	1,156.70

Other securities		986.59

		2,142	1.29

Miscellaneous — 2.63%

Other common stocks in initial period of acquisition		4,367	2.63

Total common stocks (cost: $88,544,000)		103,321	62.25

Preferred securities — 0.10%

Financials — 0.10%

Other securities		160.10

Total preferred securities (cost: $150,000)		160.10

American Funds Insurance Series

Global Balanced Fund

Convertible securities — 0.68%
	Principal amount (000)	Value (000)	Percent of net assets
Consumer staples — 0.68%

Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR9,230	$1,130.68%

Total convertible securities (cost: $1,198,000)		1,130.68

Bonds, notes & other debt instruments — 30.25%

Bonds & notes of governments & government agencies outside the U.S. — 14.92%

German Government:
2.00% 2022	€900	1,222	2.43
2.25%–5.625% 2014–2042	1,870	2,807

Japanese Government:
Series 296, 1.50% 2018	¥155,000	1,657
Series 310, 1.00% 2020	123,000	1,274	2.29
1.30%–2.30% 2015–2042	82,500	875

United Mexican States Government 3.50%–10.00% 2015–2040[3]	MXN30,548	2,699	1.63

Polish Government:
Series 1020, 5.25% 2020	PLN3,250	1,052
5.25%–5.75% 2014–2021	3,370	1,101	1.43
5.00%–5.125% 2021–2022	$200	217

Swedish Government 3.50%–5.00% 2015–2028[3]	SKr10,541	1,782	1.07

Other securities		10,074	6.07

		24,760	14.92

Corporate bonds & notes — 8.77%

Financials — 2.73%
HSBC Holdings PLC 4.00% 2022	$100	103.06

Other securities		4,430	2.67

		4,533	2.73

Energy — 1.30%
Chevron Corp. 2.355% 2022	150	141.09

Shell International Finance BV 1.125% 2017	100	98.06

Other securities		1,910	1.15

		2,149	1.30

Consumer staples — 1.09%
Anheuser-Busch InBev NV 0.637%–2.625% 2014–2023[4]	425	413.25

Other securities		1,400.84

		1,813	1.09

Industrials — 0.96%
General Electric Capital Corp. 0.91%–7.125% 2014–2023[4]	880	877.53

Other securities		723.43

		1,600.96

Other corporate bonds & notes — 2.69%
Other securities		4,465	2.69

Total corporate bonds & notes		14,560	8.77

American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 3.80%

U.S. Treasury — 3.67%
0.25%–8.875% 2015–2042	$6,008	$6,093	3.67%

U.S. Treasury inflation-protected securities[3] — 0.13%
0.125%–0.75% 2017–2042	226	216.13

Total U.S. Treasury bonds & notes		6,309	3.80

Mortgage-backed obligations[5] — 2.76%

Fannie Mae 2.00%–5.00% 2028–2043	3,846	3,974	2.39

Other securities		605.37

		4,579	2.76

Total bonds, notes & other debt instruments (cost: $51,975,000)		50,208	30.25

Short-term securities — 8.56%

ExxonMobil Corp. 0.07% due 7/1/2013	4,700	4,700	2.84

Federal Home Loan Bank 0.08% due 7/5/2013	2,200	2,200	1.33

Toronto-Dominion Holdings USA Inc. 0.13% due 7/18/2013[2]	1,600	1,600.97

Svenska Handelsbanken Inc. 0.145% due 8/26/2013[2]	1,500	1,499.90

Hydro-Québec 0.10% due 7/2/2013[2]	1,100	1,100.66

Unilever Capital Corp. 0.09% due 8/5/2013[2]	1,100	1,100.66

Sumitomo Mitsui Banking Corp. 0.15% due 7/25/2013[2]	1,000	1,000.60

Freddie Mac 0.08% due 9/9/2013	1,000	1,000.60

Total short-term securities (cost: $14,199,000)		14,199	8.56

Total investment securities (cost: $156,066,000)		169,018	101.84

Other assets less liabilities		(3,050)	(1.84)

Net assets		$165,968	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $478,000, which represented .29% of the net assets of the fund.

American Funds Insurance Series

Global Balanced Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation at 6/30/2013 (000)

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Purchases:
Euros	7/12/2013	Bank of America, N.A.	€229	$307	$(9)
Euros	7/12/2013	Barclays Bank PLC	€306	$401	(2)
Japanese yen	7/16/2013	Barclays Bank PLC	¥8,531	$88	(2)

					$(13)

Sales:
British pounds	7/22/2013	Citibank	¥34,269	£230	$(4)
British pounds	7/31/2013	HSBC Bank	$184	£120	2
Chilean pesos	7/15/2013	Citibank	$41	CLP20,950	—[6]
Euros	7/17/2013	Citibank	$599	€450	14
Euros	7/31/2013	Citibank	¥44,462	€350	(7)
Japanese yen	7/19/2013	Bank of New York Mellon	$316	¥30,000	13
Mexican pesos	7/17/2013	HSBC Bank	$308	MXN3,875	4
Polish zloty	7/19/2013	UBS AG	$286	PLN875	12
Russian rubles	7/22/2013	JPMorgan Chase	$92	RUB2,950	2
South Korean won	7/29/2013	Citibank	$42	KRW49,275	(1)

					$35

Forward currency contracts – net					$22

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $10,536,000, which represented 6.35% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts
CLP = Chilean pesos
CAD = Canadian dollars
€ = Euros
£ = British pounds
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
PLN = Polish zloty
RUB = Russian rubles
SKr = Swedish kronor
ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund	unaudited

Summary investment portfolio June 30, 2013

Largest holdings (by issuer)	Percent of net assets

U.S. Treasury	25.24%

Fannie Mae	17.92

Government National Mortgage Assn.	3.46

Freddie Mac	3.05

J.P. Morgan Chase Commercial Mortgage Securities Corp.	.85

Spanish Government	.81

Verizon	.68

Bank of America	.65

Federal Home Loan Bank	.63

Greenwich Capital Commercial Funding Corp.	.62

Bonds, notes & other debt instruments — 92.14%

	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations[1] — 27.57%

Fannie Mae:
3.00% 2027	$52,161	$53,771
3.00% 2028	54,970	56,396
3.50% 2028	40,000	41,688
6.00% 2038	50,889	55,365
6.00% 2038	37,954	41,230	17.77%
3.50% 2042	65,911	67,020
3.00% 2043	51,605	50,420
3.50% 2043	312,240	316,924
4.00% 2043	97,870	101,953
1.89%–9.556% 2022–2043[2]	713,299	746,090

Government National Mortgage Assn.:
2.50% 2028	67,617	68,333
3.50% 2043	75,210	77,161	3.46
3.50% 2043	74,805	76,886
2.50%–4.50% 2027–2040	74,120	75,315

Freddie Mac 0%–5.50% 2018–2043[2]	163,299	170,999	1.99

Other securities		375,072	4.35

		2,374,623	27.57

U.S. Treasury bonds & notes — 25.24%

U.S. Treasury — 22.41%
1.00% 2016	61,890	62,294
1.50% 2016	76,570	78,404
4.625% 2016	54,625	61,560
5.125% 2016	49,000	55,266
7.50% 2016	57,650	70,477
1.00% 2017	275,655	275,837
2.75% 2017	51,775	55,213
4.625% 2017	49,450	55,994
8.75% 2017	75,000	97,184
0.625% 2018	139,665	134,983	22.41
1.00% 2018	75,175	73,844
3.50% 2018	43,650	48,021
1.375% 2020	77,375	74,614
8.75% 2020	40,000	58,356
8.00% 2021	25,000	36,228
1.625% 2022	206,865	192,904
1.75% 2023	85,658	80,138
3.75% 2041	57,030	60,229
2.875% 2043	62,500	55,337
0.50%–7.625% 2014–2043	268,846	303,031

		1,929,914	22.41

American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities[3] — 2.83%
0.125% 2018	$94,637	$97,080	2.83%
0.125%–2.00% 2013–2043	154,148	146,669

		243,749	2.83

Total U.S. Treasury bonds & notes		2,173,663	25.24

Financials — 7.71%

JPMorgan Chase & Co.:
Series Q, junior subordinated 5.15% (undated)[2]	1,200	1,149.47
1.625%–3.40% 2015–2023	40,830	39,777

Other securities		623,440	7.24

		664,366	7.71

Bonds & notes of governments & government agencies outside the U.S. — 3.52%

Spanish Government 5.40% 2023	€26,075	35,675.41

Other securities		267,919	3.11

		303,594	3.52

Industrials — 3.28%

Volvo Treasury AB 5.95% 2015[4]	$34,000	36,558.42

Other securities		246,285	2.86

		282,843	3.28

Telecommunication services — 2.44%

Verizon Communications Inc. 5.55% 2014	46,250	47,488.55

Other securities		162,784	1.89

		210,272	2.44

Consumer staples — 2.38%

Coca-Cola Co. 1.50%–3.15% 2015–2020	14,395	14,724.17

Other securities		189,933	2.21

		204,657	2.38

Federal agency bonds & notes — 2.29%

Freddie Mac:
1.25% 2019	48,500	46,125	1.06
0.375%–5.00% 2013–2015	45,000	45,519

Federal Home Loan Bank 1.00%–3.625% 2013–2017	53,690	54,270.63

Fannie Mae 1.25%–5.375% 2016	12,080	12,514.15

Other securities		38,650.45

		197,078	2.29

Other — 17.71%

Other securities		1,525,246	17.71

Total bonds, notes & other debt instruments (cost: $7,867,219,000)		7,936,342	92.14

American Funds Insurance Series

Bond Fund

Convertible securities — 0.02%		Value (000)	Percent of net assets
Miscellaneous — 0.02%

Other convertible securities in initial period of acquisition		$1,328.02%

Total convertible securities (cost: $1,362,000)		1,328.02

Preferred securities — 0.04%

Financials — 0.04%

Other securities		3,141.04

Total preferred securities (cost: $2,997,000)		3,141.04

Common stocks — 0.06%

Other — 0.06%

Other securities		5,230.06

Total common stocks (cost: $9,845,000)		5,230.06

Short-term securities — 15.98%	Principal amount (000)

Freddie Mac 0.07%–0.16% due 7/15/2013–4/8/2014	$343,576	343,386	3.99

Federal Home Loan Bank 0.055%–0.15% due 7/17–12/19/2013	183,700	183,674	2.13

Fannie Mae 0.08%–0.15% due 7/1/2013–1/9/2014	139,050	138,991	1.61

Coca-Cola Co. 0.09%–0.18% due 7/17/2013–1/6/2014[4]	119,200	119,168	1.39

Wal-Mart Stores, Inc. 0.06%–0.10% due 7/1–7/30/2013[4]	69,400	69,398.81

National Rural Utilities Cooperative Finance Corp. 0.10% due 7/11–7/22/2013	66,300	66,297.77

Procter & Gamble Co. 0.10% due 8/13–8/26/2013[4]	62,900	62,893.73

Chariot Funding, LLC 0.25% due 8/5–10/29/2013[4]	34,400	34,391.61
JPMorgan Chase & Co. 0.18% due 10/10/2013	18,500	18,490

Chevron Corp. 0.07% due 7/8/2013[4]	50,000	49,999.58

ExxonMobil Corp. 0.09% due 7/24/2013	50,000	49,997.58

Private Export Funding Corp. 0.23%–0.25% due 8/12/2013–2/12/2014[4]	40,000	39,948.47

Google Inc. 0.10%–0.13% due 8/20–9/24/2013[4]	39,800	39,791.46

Abbott Laboratories 0.10%–0.12% due 8/12–8/19/2013[4]	38,900	38,897.45

Merck & Co. Inc. 0.08% due 7/16/2013[4]	35,600	35,599.41

Other securities		85,393.99

Total short-term securities (cost: $1,376,309,000)		1,376,312	15.98

Total investment securities (cost: $9,257,732,000)		9,322,353	108.24

Other assets less liabilities		(709,274)	(8.24)

Net assets		$8,613,079	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,230,000, which represented .06% of the net assets of the fund. Some of these securities (with an aggregate value of $5,073,000, an aggregate cost of $8,825,000, and which represented .06% of the net assets of the fund) were acquired from 1/26/2009 to 12/13/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized (depreciation) appreciation at 6/30/2013 (000)
			Contract amount

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Purchases:
Japanese yen	7/11/2013	Citibank	¥680,199	$7,000	$(142)

Sales:
British pounds	7/19/2013	Citibank	€3,050	£2,590	$31
Euros	7/10/2013	Bank of New York Mellon	$12,913	€9,750	214
Euros	7/10/2013	HSBC Bank	$12,819	€9,820	36
Euros	7/10/2013	Citibank	$12,983	€10,025	(66)
Euros	7/15/2013	Citibank	$14,572	€10,930	344
Euros	7/18/2013	UBS AG	$24,683	€18,525	568
Euros	7/31/2013	UBS AG	$17,802	€13,685	(14)
Japanese yen	8/2/2013	UBS AG	$18,910	¥1,877,036	(18)
Swedish kronor	7/16/2013	Barclays Bank PLC	$2,886	SKr18,881	72
Swedish kronor	8/2/2013	Barclays Bank PLC	$2,122	SKr14,267	(4)

					$1,163

Forward currency contracts – net					$1,021

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,307,114,000, which represented 15.18% of the net assets of the fund.

Key to abbreviation and symbols
€ = Euros
£ = British pounds
¥ = Japanese yen
SKr = Swedish kronor

See Notes to Financial Statements

American Funds Insurance Series

Global Bond Fund	unaudited

Summary investment portfolio June 30, 2013

Largest holdings (by issuer)	Percent of net assets

U.S. Treasury	13.23%

Japanese Government	7.61

Fannie Mae	6.16

Spanish Government	6.00

United Mexican States Government	3.96

Polish Government	3.41

Portuguese Government	3.33

German Government	2.96

Swedish Government	2.85

Hungarian Government	2.15

Bonds, notes & other debt instruments — 94.40%	Principal amount (000)	Value (000)	Percent of net assets

Euros — 21.27%

Spanish Government:
5.50% 2017	€18,415	US$25,881
4.50% 2018	18,880	25,513
4.30% 2019	3,200	4,238	6.00%
4.40% 2023	32,070	40,591
5.40% 2023	45,425	62,149

Portuguese Government:
6.40% 2016	14,290	19,345
4.35% 2017	20,245	25,650
4.75% 2019	2,100	2,585	3.33
3.85% 2021	14,700	16,443
5.65% 2024	19,760	23,961

German Government:
4.25% 2017	12,400	18,520	2.96
2.00% 2022	21,390	29,044
6.25% 2030	7,400	14,876
1.75%–5.625% 2016–2040[1]	10,139	15,551

Irish Government:
3.90% 2023	19,000	24,375	1.85
4.50%–5.90% 2017–2020	17,465	24,501

Belgium (Kingdom of):
Series 69, 1.25% 2018	22,200	28,557	1.70
2.25%–3.00% 2019–2023	12,085	16,364

Italian Government:
4.75% 2017	12,995	17,863	1.20
4.75% 2017	10,100	13,898

Hungarian Government 3.875%–6.00% 2018–2020	11,060	14,788.56

Other securities		96,863	3.67

		561,556	21.27

Japanese yen — 7.61%

Japanese Government:
Series 317, 0.10% 2014	¥3,220,400	32,472	7.61
Series 269, 1.30% 2015	6,186,550	63,640
Series 284, 1.70% 2016	2,810,000	29,812
Series 310, 1.00% 2020	1,800,000	18,650
Series 136, 1.60% 2032	2,265,950	22,699
1.00%–2.40% 2017–2038	3,103,200	33,549

		200,822	7.61

Mexican pesos — 3.96%

United Mexican States Government:
Series M, 5.00% 2017	MXN238,500	18,478	3.96
Series M, 8.00% 2020	355,000	31,392
Series M30, 10.00% 2036	155,000	15,960
6.25%–10.00% 2016–2038	442,500	38,548

		104,378	3.96

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets

Polish zloty — 3.04%

Polish Government:
Series 1017, 5.25% 2017	PLN117,825	US$37,725	3.04%
Series 1020, 5.25% 2020	20,000	6,475
Series 1021, 5.75% 2021	58,000	19,341
5.75% 2022	50,590	16,814

		80,355	3.04

Swedish kronor — 2.85%

Swedish Government:
Series 1051, 3.75% 2017	SKr102,490	16,692
Series 105, 3.50% 2022	140,580	23,344	2.85
3.50%–6.75% 2014–2028[1]	200,537	35,161

		75,197	2.85

British pounds — 1.95%

United Kingdom:
3.75% 2021	£13,620	23,111	1.80
1.75%–5.00% 2018–2040	14,770	24,252

Other securities		4,044.15

		51,407	1.95

South Korean won — 1.86%

South Korean Government:
5.50% 2017	KRW23,469,770	22,493
5.75% 2018	15,457,680	15,213	1.86
3.00% 2023	13,300,250	11,316

		49,022	1.86

Norwegian kroner — 1.77%

Norwegian Government:
4.25% 2017	NKr115,210	20,820
4.50% 2019	74,610	13,973	1.77
3.75% 2021	65,000	11,792

		46,585	1.77

Hungarian forints — 1.09%

Hungarian Government:
Series 19/A, 6.50% 2019	HUF1,772,750	8,233	1.09
Series 20A, 7.50% 2020	4,229,300	20,561

		28,794	1.09

Malaysian ringgits — 1.03%

Malaysian Government 3.26%–4.24% 2017–2018	MYR85,200	27,292	1.03

American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
U.S. dollars — 42.73%

U.S. Treasury:
2.625% 2016	US$21,250	US$22,410	13.23%
1.00% 2017	35,390	35,413
2.75% 2017	15,125	16,129
0.625% 2018	17,410	16,826
1.00% 2018	28,725	28,217
3.50% 2018	17,775	19,555
1.375% 2020	24,800	23,915
1.625% 2022	31,480	29,355
0.50%–7.50% 2013–2041	101,428	107,435
U.S. Treasury Inflation-Protected Security:
0.125% 2018[1]	15,316	15,711
0.125%–2.00% 2013–2043[1]	35,431	34,372

Fannie Mae:
3.50% 2043[2]	58,420	59,296	6.16
2.00%–6.50% 2022–2043[2,3]	100,875	103,353

Government National Mortgage Assn. 2.50%–3.50% 2027–2043[2]	26,736	27,262	1.03

Freddie Mac 0%–6.50% 2016–2039[2,3]	26,698	26,403	1.00

Hungarian Government 4.125%–6.25% 2018–2023	13,120	13,188.50

Polish Government 5.00%–6.375% 2019–2022	8,600	9,714.37

South Korean Government 5.75% 2014	700	726.03

Other securities		538,786	20.41

		1,128,066	42.73

Other currencies — 5.24%

Other securities		138,402	5.24

Total bonds, notes & other debt instruments (cost: $2,514,256,000)		2,491,876	94.40

Convertible securities — 0.02%

U.S. dollars — 0.02%

Other securities		413.02

Total convertible securities (cost: $365,000)		413.02

Common stocks — 0.03%

U.S. dollars — 0.03%

Other securities		872.03

Total common stocks (cost: $1,662,000)		872.03

American Funds Insurance Series

Global Bond Fund

Short-term securities — 9.03%	Principal amount (000)	Value (000)	Percent of net assets

Australia & New Zealand Banking Group, Ltd. 0.165%–0.17% due 8/2–8/8/2013[4]	US$51,700	US$51,694	1.96%

Freddie Mac 0.09% due 11/6/2013	38,000	37,987	1.44

Federal Home Loan Bank 0.08% due 7/5/2013	35,313	35,313	1.34

National Australia Funding (Delaware) Inc. 0.13%–0.17% due 8/19–9/9/2013[4]	33,200	33,192	1.25

Bank of Nova Scotia 0.145% due 7/15/2013	25,800	25,798.97

Province of Ontario 0.15% due 8/13/2013	20,000	19,996.76

Fannie Mae 0.11% due 12/11/2013	17,400	17,391.66

Sumitomo Mitsui Banking Corp. 0.18% due 7/17/2013[4]	17,100	17,099.65

Total short-term securities (cost: $238,469,000)		238,470	9.03

Total investment securities (cost: $2,754,752,000)		2,731,631	103.48

Other assets less liabilities		(91,824)	(3.48)

Net assets		US$2,639,807	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,285,000, which represented .05% of the net assets of the fund. Some of these securities (with an aggregate value of $514,000, an aggregate cost of $716,000, and which represented .02% of the net assets of the fund) were acquired from 2/26/2010 to 2/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

Global Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized appreciation (depreciation) at 6/30/2013 (000)
			Contract amount

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Purchases:
Japanese yen	7/3/2013	Citibank	¥824,028	$8,106	US$	203
Japanese yen	7/10/2013	HSBC Bank	¥1,657,783	$16,465		250
Japanese yen	7/11/2013	Citibank	¥2,025,506	$20,250		173
Japanese yen	7/11/2013	Citibank	¥801,663	$8,250		(167)
Japanese yen	7/12/2013	JPMorgan Chase	¥2,512,153	$25,316		15
Japanese yen	7/12/2013	Barclays Bank PLC	¥1,517,252	$15,290		9
Japanese yen	7/16/2013	Bank of America, N.A.	¥378,320	$4,008		(193)
Japanese yen	7/16/2013	Bank of America, N.A.	¥387,089	$4,006		(102)
Japanese yen	7/16/2013	Bank of America, N.A.	¥191,313	$1,992		(63)
Japanese yen	7/16/2013	Citibank	¥584,178	$6,000		(109)

					US$	16

Sales:
British pounds	7/19/2013	Citibank	€4,156	£3,530	US$	42
British pounds	7/22/2013	Citibank	€14,932	£12,800		(27)
Euros	7/3/2013	Citibank	¥394,572	€3,000		73
Euros	7/10/2013	Citibank	$4,080	€3,150		(21)
Euros	7/10/2013	Bank of New York Mellon	¥226,406	€1,760		(8)
Euros	7/16/2013	Bank of America, N.A.	¥574,933	€4,490		(48)
Euros	7/16/2013	Bank of America, N.A.	¥377,748	€3,000		(96)
Euros	7/16/2013	Bank of America, N.A.	¥383,524	€2,990		(25)
Euros	7/16/2013	Citibank	¥582,155	€4,530		(27)
Euros	7/17/2013	HSBC Bank	$14,539	€10,910		337
Euros	7/18/2013	Bank of New York Mellon	¥979,061	€7,750		(216)
Euros	7/18/2013	UBS AG	$14,057	€10,550		323
Euros	7/18/2013	Bank of America, N.A.	¥189,093	€1,490		(33)
Euros	7/24/2013	Bank of New York Mellon	$39,587	€30,000		534
Euros	7/26/2013	Bank of New York Mellon	$7,925	€6,050		49
Euros	7/29/2013	JPMorgan Chase	$40,520	€30,750		489
Euros	7/31/2013	Citibank	¥567,588	€4,468		(93)
Euros	8/2/2013	Bank of New York Mellon	$7,410	€5,700		(11)
Turkish lira	7/22/2013	Citibank	$8,223	TRY16,010		(39)
Turkish lira	7/29/2013	JPMorgan Chase	$4,108	TRY8,000		(19)

					US$	1,184

Forward currency contracts – net					US$	1,200

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $264,500,000, which represented 10.02% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund	unaudited

Summary investment portfolio June 30, 2013

Largest holdings (by issuer)	Percent of net assets

First Data	2.69%

Wind Acquisition	2.43

Sprint Nextel	2.33

Clearwire	2.07

MGM Resorts International	1.85

MetroPCS Wireless	1.79

Leap Wireless	1.71

inVentiv Health	1.64

Frontier Communications	1.40

Reynolds Group	1.35

Bonds, notes & other debt instruments — 91.45%	Principal amount (000)	Value (000)	Percent of net assets
Telecommunication services — 16.95%

Wind Acquisition SA:
11.75% 2017[1]	$17,618	$18,411	2.43%
11.75% 2017	€8,550	11,602
7.25% 2018[1]	$7,975	8,055
7.375% 2018	€4,075	5,364

Sprint Nextel Corp.:
8.375% 2017	$10,400	11,726	2.33
7.00% 2020	12,050	12,773
6.00%–11.50% 2016–2021[1]	14,200	17,142

Clearwire Communications and Clearwire Finance, Inc.:
Series A, 12.00% 2015[1]	10,575	11,262	2.07
Series B, 12.00% 2015[1]	12,480	13,291
14.75% 2016[1]	1,250	1,713
12.00% 2017[1]	9,135	10,619

MetroPCS Wireless, Inc.:
6.25% 2021[1]	15,625	15,957	1.79
6.625% 2023[1]	15,625	15,957

Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,3,4]	18,425	18,291	1.71
Cricket Communications, Inc. 7.75% 2020	12,725	12,280

Frontier Communications Corp. 7.125%–9.25% 2018–2024	23,475	24,981	1.40

NII Capital Corp.:
7.625% 2021	11,250	8,859	1.34
7.875%–11.375% 2019[1]	15,010	14,961

LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	17,291	18,848	1.06

Intelsat Jackson Holding Co. 6.625% 2022[1]	10,825	10,554.59

Other securities		39,876	2.23

		302,522	16.95

Consumer discretionary — 14.19%

MGM Resorts International 5.875%–8.625% 2014–2022	30,600	32,959	1.85

Boyd Gaming Corp.:
9.125% 2018	9,190	9,627	1.31
7.125%–9.00% 2016–2020	13,730	13,754

Caesars Entertainment Operating Co. 9.00%–11.25% 2017–2020[1]	18,760	18,578	1.04

Needle Merger Sub Corp. 8.125% 2019[1]	10,455	10,716.60

Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5]	10,757	10,703.60

Other securities		156,985	8.79

		253,322	14.19

Industrials — 12.18%

Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	20,103	1.13

Ply Gem Industries, Inc. 8.25% 2018	14,239	15,236.85

BE Aerospace, Inc. 5.25% 2022	10,710	10,710.60

Euramax International, Inc. 9.50% 2016	10,880	10,472.59

DAE Aviation Holdings, Inc. 11.25% 2015[1]	10,035	10,085.57

CEVA Group PLC 8.375%–11.625% 2016–2017[1]	6,644	6,737.38

Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[2,3,4]	6,130	6,141.34

Other securities		137,835	7.72

		217,319	12.18

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Health care — 9.73%

inVentiv Health Inc.:
10.75% 2018[1]	$16,890	$14,187	1.64%
9.00%–11.00% 2018[1]	15,910	15,071

Kinetic Concepts, Inc.:
10.50% 2018	10,120	10,930	1.18
12.50% 2019	9,715	10,104

VPI Escrow Corp. 6.375%–7.50% 2018–2021[1]	17,945	18,275	1.02

DJO Finance LLC 7.75% 2018	10,800	10,719.60

Patheon Inc., Term Loan B1, 7.25% 2018[2,3,4]	9,174	9,266.52

VWR Funding, Inc. 7.25% 2017	8,570	8,913.50

Other securities		76,250	4.27

		173,715	9.73

Energy — 8.90%

NGPL PipeCo LLC 9.625% 2019[1]	16,550	17,212.97

QGOG Constellation S.A. 6.25% 2019[1]	10,950	10,758.60

Peabody Energy Corp. 6.00% 2018	9,940	10,002.56

Teekay Corp. 8.50% 2020	8,543	9,333.52

Other securities		111,542	6.25

		158,847	8.90

Materials — 8.88%

Reynolds Group Inc.:
5.75% 2020	16,995	17,165	1.35
7.125%–9.875% 2018–2019	6,560	7,024

FMG Resources:
6.00% 2017[1]	11,005	10,757	1.19
6.875%–8.25% 2015–2019[1]	10,345	10,470

Inmet Mining Corp.:
8.75% 2020[1]	14,780	15,186	1.19
7.50% 2021[1]	6,270	6,035

ArcelorMittal:
7.25% 2041[2]	11,105	10,494	1.11
5.00%–10.35% 2017–2022[2]	9,100	9,353

CEMEX Finance LLC 9.375% 2022[1]	8,125	8,897.50

JMC Steel Group Inc. 8.25% 2018[1]	9,050	8,892.50

Other securities		54,271	3.04

		158,544	8.88

Financials — 6.92%

CIT Group Inc.:
5.00% 2017	14,800	15,188	1.12
4.25%–5.50% 2017–2019[1]	4,750	4,856

Realogy Corp.:
Letter of Credit, 4.50% 2016[2,3,4]	1,109	1,109	1.01
7.875% 2019[1]	11,850	12,561
Term Loan B, 4.50% 2020[2,3,4]	614	618
3.375%–9.00% 2016–2020[1]	3,500	3,758

Other securities		85,476	4.79

		123,566	6.92

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Information technology — 6.32%

First Data Corp.:
Term Loan 1L, 4.193% 2017[2,3,4]	$1,343	$1,318	2.69%
11.75% 2021[1]	15,755	14,258
12.625% 2021	13,679	14,534
6.75%–11.25% 2016–2022[1,2,5]	17,444	17,849

SRA International, Inc.:
Term Loan B, 6.50% 2018[2,3,4]	14,378	14,318	1.26
11.00% 2019	7,835	8,148

Other securities		42,356	2.37

		112,781	6.32

Bonds & notes of governments outside the U.S. — 2.49%

Slovenia (Republic of):
5.50% 2022	11,105	10,244	1.12
4.75%–5.85% 2018–2023[1]	10,370	9,710

Other securities		24,400	1.37

		44,354	2.49

Utilities — 2.37%

TXU, Term Loan, 4.693% 2017[2,3,4]	12,461	8,760.49

Other securities		33,570	1.88

		42,330	2.37

Consumer staples — 2.32%

Marfrig Holdings (Europe) BV 9.875% 2017[1]	8,700	8,787.49

Other securities		32,594	1.83

		41,381	2.32

Other — 0.20%

Other securities		3,443.20

Total bonds, notes & other debt instruments (cost: $1,589,963,000)		1,632,124	91.45

Convertible securities — 0.87%	Shares or principal amount
Industrials — 0.42%

CEVA Group PLC 3.273% convertible notes 2023[1,2,5,7]	$4,559,923	5,531.42
CEVA Group PLC, Series A-2, 2.268% convertible preferred[7,8]	2,211	2,007

		7,538.42

Other — 0.45%

Other securities		8,087.45

Total convertible securities (cost: $15,201,000)		15,625.87

American Funds Insurance Series

High-Income Bond Fund

Preferred securities — 0.37%		Value (000)	Percent of net assets
Financials — 0.37%

Other securities		$6,571.37%

Total preferred securities (cost: $5,710,000)		6,571.37

Common stocks — 1.92%	Shares
Industrials — 1.14%

Beech Holdings, LLC[7,8,9]	2,213,996	15,144.85

CEVA Group PLC[1,7,9]	5,622	5,101.28

Other securities		138.01

		20,383	1.14

Other — 0.78%

Other securities		13,844.78

Total common stocks (cost: $74,318,000)		34,227	1.92

Rights & warrants — 0.01%

Consumer discretionary — 0.01%

Other securities		279.01

Total rights & warrants (cost: $165,000)		279.01

Short-term securities — 3.88%	Principal amount (000)

Coca-Cola Co. 0.15% due 9/17/2013[1]	$25,000	24,996	1.40

Fannie Mae 0.10% due 7/1–12/17/2013	14,600	14,595.82

Wal-Mart Stores, Inc. 0.05%–0.10% due 7/8–7/30/2013[1]	12,700	12,700.71

Other securities		16,889.95

Total short-term securities (cost: $69,176,000)		69,180	3.88

Total investment securities (cost: $1,754,533,000)		1,758,006	98.50

Other assets less liabilities		26,794	1.50

Net assets		$1,784,800	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including a portion of a security which was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $263,000, which represented .01% of the net assets of the fund.

American Funds Insurance Series

High-Income Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized appreciation at 6/30/2013 (000)

	Settlement date	Counterparty	Receive (000)	Deliver (000)

Sales:
Euros	7/10/2013	JPMorgan Chase	$1,158	€875	$19
Euros	8/1/2013	Bank of New York Mellon	$10,432	€8,000	17

					$36

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $684,889,000, which represented 38.37% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $146,787,000, which represented 8.22% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Scheduled interest and/or principal payment was not received.
[7]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $38,491,000, which represented 2.16% of the net assets of the fund.

[8]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Value (000)	Percent of net assets

Beech Holdings, LLC	1/26/2009–2/15/2013	$25,196	$15,144.85%

CEVA Group PLC, Series A-2, 2.268% convertible preferred	3/10/2010–1/23/2012	3,237	2,007.11

Other restricted securities		32,302	9,428.53

Total restricted securities		$60,735	$26,579	1.49%

[9]	Security did not produce income during the last 12 months.

Key to symbol
€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

Mortgage Fund	unaudited

Investment portfolio June 30, 2013

Bonds, notes & other debt instruments — 87.07%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations — 77.06%

Federal agency mortgage-backed obligations[1] — 73.94%

Fannie Mae:
2.50% 2027	$181	$182	27.44%
2.50% 2027	86	87
2.50% 2028[2]	4,234	4,254
2.50% 2028	2,444	2,460
3.538% 2040[3]	521	552
4.189% 2040[3]	797	847
3.453% 2041[3]	359	375
3.525% 2041[3]	333	348
3.777% 2041[3]	432	460
4.00% 2041	1,182	1,232
4.00% 2041	314	329
4.00% 2042	1,814	1,896
2.514% 2043[3]	354	353
3.00% 2043[2]	18,550	18,124
3.50% 2043[2]	13,550	13,753
4.00% 2043[2]	6,000	6,237
4.00% 2043[2]	5,750	5,990
Series 2012-M14, multifamily 1.114% 2017	150	150
Series 2012-M9, multifamily 1.513% 2017	150	149
Series 2012-M5, Class A1, multifamily 1.787% 2022	117	117
Series 2013-M4, multifamily 2.608% 2022	225	219
Series 2012-M2, Class A2, multifamily 2.717% 2022	200	197
Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	100	101

Government National Mortgage Assn.:
2.50% 2027	291	294	24.58
2.50% 2027	288	291
2.50% 2028	1,889	1,909
4.00% 2039	882	899
6.00% 2039	1,308	1,451
4.00% 2040	575	586
5.50% 2040	8,730	9,746
4.50% 2041	262	279
5.00% 2041	4,654	5,042
5.00% 2041	2,738	2,873
6.50% 2041	2,944	3,308
3.00% 2042	605	600
3.50% 2042	623	621
4.00% 2042	141	144
3.50% 2043	11,296	11,610
3.50% 2043	4,589	4,717
3.50% 2043	3,074	3,160
3.50% 2043	2,382	2,450
4.00% 2043[2]	2,250	2,358

American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations[1] (continued)

Freddie Mac:
3.00% 2026	$255	$262	17.54%
2.50% 2027	1,347	1,355
5.00% 2034	5,403	5,792
4.50% 2036	3,611	3,807
5.50% 2037	78	84
5.00% 2038	701	750
5.50% 2038	295	317
5.50% 2038	198	213
5.50% 2038	85	91
3.773% 2039[3]	324	345
5.50% 2039	2,284	2,454
5.50% 2039	683	734
4.50% 2040	670	706
4.50% 2040	323	340
4.50% 2040	120	127
2.563% 2042[3]	256	257
4.00% 2042	1,202	1,262
4.50% 2042	908	955
2.355% 2043[3]	590	583
3.50% 2043[2]	2,900	2,937
4.00% 2043[2]	10,775	11,208
Series K501, Class A1, multifamily 1.337% 2016	94	94
Series K711, Class A1, multifamily 1.321% 2018	147	148
Series K705, Class A2, multifamily 2.303% 2018	146	148
Series K706, Class A2, multifamily 2.323% 2018	200	203
Series K704, Class A2, multifamily 2.412% 2018	75	76
Series K711, Class A2, multifamily 1.73% 2019	150	147
Series K712, Class A2, multifamily 1.869% 2019	170	165
Series K709, Class A2, multifamily 2.086% 2019	125	124
Series K015, Class A1, multifamily 2.257% 2020	46	47
Series K019, Class A1, multifamily 1.459% 2021	144	141
Series K017, Class A2, multifamily 2.873% 2021	200	198
Series K022, Class A1, multifamily 1.583% 2022	173	169
Series KS01, Class A1, multifamily 1.693% 2022	110	108
Series K025, Class A1, multifamily 1.875% 2022	174	172
Series K022, Class A2, multifamily 2.355% 2022	175	165
Series K020, Class A2, multifamily 2.373% 2022	150	141
Series KS01, Class A2, multifamily 2.522% 2023	280	268
Series K028, Class A2, multifamily 3.111% 2023	250	247

Vendee Mortgage Trust:
Series 2011-2, Class V, 3.75% 2028	6,079	6,412	4.07
Series 2011-2, Class DA, 3.75% 2033	217	229
Series 2010-1, Class DA, 4.25% 2035	1,941	2,027

FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.744% 2048[3,4]	650	650.31

		157,408	73.94

American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets

Other mortgage-backed securities[1] — 3.12%

Westpac Banking Corp.:
1.375% 2015[4]	$200	$202.40%
2.45% 2016[4]	200	207
1.25% 2017[4]	200	195
1.375% 2018[4]	250	242

UBS AG:
1.875% 2015[4]	200	204.30
0.75% 2016[4]	225	223
2.25% 2017[4]	200	207

Bank of Nova Scotia:
1.25% 2014[4]	200	202.29
1.75% 2017[4]	200	204
1.95% 2017[4]	200	204

Bank of Montreal:
1.30% 2014[4]	250	253.24
1.95% 2017[4]	250	256

Commonwealth Bank of Australia:
0.75% 2016[4]	250	248.24
2.25% 2017[4]	250	255

Swedbank AB:
2.125% 2016[4]	200	205.20
1.375% 2018[4]	225	218

Sparebank 1 Boligkreditt AS:
2.30% 2018[4]	200	204.18
1.25% 2019[4]	200	191

Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	250	259.12

National Bank of Canada 2.20% 2016[4]	250	258.12

Barclays Bank PLC 2.25% 2017[4]	250	257.12

Caisse Centrale Desjardins 1.60% 2017[4]	250	252.12

National Australia Bank 1.25% 2018[4]	250	243.11

Skandinaviska Enskilda 1.375% 2018[4]	250	241.11

Stadshypotek AB 1.875% 2019[4]	250	239.11

DnB NOR ASA 1.45% 2019[4]	225	219.10

Credit Suisse Group AG 2.60% 2016[4]	200	208.10

Nordea Eiendomskreditt AS 2.125% 2017[4]	200	205.10

Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	200	195.09

Northern Rock PLC 5.625% 2017[4]	125	142.07

		6,638	3.12

Total mortgage-backed obligations		164,046	77.06

U.S. Treasury bonds & notes — 7.05%

U.S. Treasury inflation-protected securities[5] — 5.59%

2.00% 2014	2,467	2,549	5.59
2.00% 2014	2,517	2,553
0.50% 2015	5,365	5,502
0.125% 2016	448	459
0.625% 2043	1,011	849

		11,912	5.59

American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes (continued)

U.S. Treasury — 1.46%
2.875% 2043	$3,500	$3,099	1.46%

Total U.S. Treasury bonds & notes		15,011	7.05

Federal agency bonds & notes — 1.85%

Federal Home Loan Bank, Series 2816, 1.00% 2017	2,970	2,935	1.38

Freddie Mac:
1.75% 2015	500	513.47
1.00% 2017	500	496

		3,944	1.85

Municipals — 1.11%

State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds (GNMA and FNMA Pass-Through Program):
Series 2012-B, 2.25% 2042[1]	344	337.31
Series 2013-A, 2.35% 2043[1]	323	318

State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	475	501.23

State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Revenue Refunding Bonds, Series 2012-B-1, Class I, Alternative Minimum Tax, 3.75% 2043	240	249.12

State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[1]	247	247.12

State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	215	242.11

State of Washington, Housing Finance Commission, Single-family Program Revenue Refunding Bonds, Series 2013-1-N, 3.00% 2043	175	182.09

State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[1]	174	171.08

State of Mississippi, Home Corp., Single-family Mortgage Revenue Bonds, Series 2009-A-2, 5.00% 2039	100	108.05

		2,355	1.11

Total bonds, notes & other debt instruments (cost: $186,195,000)		$185,356	87.07

American Funds Insurance Series

Mortgage Fund

Short-term securities — 43.84%	Principal amount (000)	Value (000)	Percent of net assets

National Rural Utilities Cooperative Finance Corp. 0.11% due 7/19/2013	$8,500	$8,499	3.99%

Honeywell International Inc. 0.07% due 7/22/2013[4]	7,000	7,000	3.29

Regents of the University of California 0.12% due 7/8–7/9/2013	6,900	6,900	3.24

Wal-Mart Stores, Inc. 0.08% due 8/12/2013[4]	6,800	6,799	3.19

Paccar Financial Corp. 0.13% due 8/16–9/5/2013	6,700	6,698	3.15

Coca-Cola Co. 0.11%–0.15% due 7/12–9/11/2013[4]	6,500	6,500	3.05

JPMorgan Chase & Co. 0.18% due 10/10/2013	6,500	6,496	3.05

Merck & Co. Inc. 0.08% due 7/16/2013[4]	6,350	6,350	2.98

Gotham Funding Corp. 0.17% due 7/17/2013[4]	6,103	6,102	2.87

Wells Fargo & Co. 0.15% due 8/19/2013	5,000	4,998	2.35

Federal Farm Credit Banks 0.15% due 5/23/2014	5,000	4,992	2.35

Army and Air Force Exchange Service 0.09% due 7/24/2013[4]	4,900	4,900	2.30

Sumitomo Mitsui Banking Corp. 0.19% due 7/11/2013[4]	4,300	4,300	2.02

ExxonMobil Corp. 0.07% due 7/9/2013	3,000	3,000	1.41

John Deere Credit Ltd. 0.09% due 7/19/2013[4]	2,400	2,400	1.13

Chevron Corp. 0.07% due 7/22/2013[4]	2,200	2,200	1.03

Google Inc. 0.17% due 10/1/2013[4]	2,000	1,999.94

PepsiCo Inc. 0.06% due 7/25/2013[4]	1,900	1,900.89

Private Export Funding Corp. 0.12% due 7/17/2013[4]	1,100	1,100.52

Fannie Mae 0.12% due 8/19/2013	200	200.09

Total short-term securities (cost: $93,335,000)		93,333	43.84

Total investment securities (cost: $279,530,000)		278,689	130.91

Other assets less liabilities		(65,803)	(30.91)

Net assets		$212,886	100.00%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $58,838,000, which represented 27.64% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund	unaudited

Summary investment portfolio June 30, 2013

Bonds, notes & other debt instruments — 91.27%	Principal amount (000)	Value (000)	Percent of net assets
Federal agency mortgage-backed obligations[1] — 45.44%

Fannie Mae:
3.00% 2028[2]	$81,822	$83,944	25.91%
3.00% 2043[2]	71,725	70,078
3.50% 2043[2]	350,162	355,414
4.00% 2043[2]	72,843	75,882
4.00% 2043[2]	43,000	44,700
0%–10.913% 2017–2043[2,3]	289,775	304,554

Government National Mortgage Assn.:
5.50% 2040	32,058	35,788	10.67
3.50% 2043	99,899	102,678
3.50% 2043[2]	32,110	32,928
4.00% 2043[2]	58,325	61,214
2.50%–6.50% 2026–2058[2,3]	147,219	152,376

Freddie Mac:
3.50% 2043[2]	34,375	34,810	7.39
0%–6.00% 2014–2043[3]	225,261	231,533

Vendee Mortgage Trust 3.75%–4.25% 2033–2035	47,745	50,130	1.39

Other securities		2,916.08

		1,638,945	45.44

U.S. Treasury bonds & notes — 36.11%

U.S. Treasury — 26.96%

3.125% 2013	96,620	97,109	26.96
2.625% 2014	27,100	27,810
11.25% 2015	50,680	59,664
1.50% 2016	62,425	63,920
1.50% 2016	33,750	34,558
2.75% 2017	33,000	35,192
3.25% 2017	50,470	54,721
4.625% 2017	37,600	42,576
1.00% 2018	35,650	35,019
3.50% 2018	46,925	51,624
1.375% 2020	89,980	86,770
1.625% 2022	72,850	67,933
2.875% 2043	79,950	70,787
0.50%–7.50% 2014–2043	228,025	244,660

		972,343	26.96

U.S. Treasury inflation-protected securities[4] — 9.15%

2.00% 2014	66,524	67,484	9.15
2.00% 2014	44,411	45,874
0.50% 2015	45,067	46,217
0.125% 2018	50,641	51,948
0.625% 2043	56,109	47,089
0.125%–2.00% 2013–2042	72,608	71,672

		330,284	9.15

Total U.S. Treasury bonds & notes		1,302,627	36.11

Federal agency bonds & notes — 9.51%

Federal Home Loan Bank:
3.625% 2013	51,720	52,263	4.93
5.50% 2014	57,160	60,544
2.75% 2015	9,250	9,628
Series 2816, 1.00% 2017	56,095	55,430

Freddie Mac 0.375%–1.75% 2014–2019	70,455	70,187	1.95

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Federal agency bonds & notes (continued)

Tennessee Valley Authority:
Series A, 3.875% 2021	$30,475	$33,339	1.75%
1.875%–5.88% 2022–2042	28,850	29,771

Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	18,500	18,848.52

Fannie Mae 7.125% 2030	4,000	5,728.16

Other securities		7,260.20

		342,998	9.51

Bonds & notes of government agencies outside the U.S. — 0.21%

Other securities		7,524.21

Total bonds, notes & other debt instruments (cost: $3,311,988,000)		3,292,094	91.27

Short-term securities — 30.58%

Honeywell International Inc. 0.07%–0.11% due 7/22–9/23/2013[5]	105,600	105,573	2.93

Federal Farm Credit Banks 0.13%–0.18% due 10/18/2013–5/9/2014	83,000	82,901	2.30

Chariot Funding, LLC 0.27% due 9/18/2013[5]	35,000	34,991	2.29
Jupiter Securitization Co., LLC 0.27% due 9/18–9/19/2013[5]	25,000	24,990
JPMorgan Chase & Co. 0.16% due 8/23/2013	22,500	22,495

Wal-Mart Stores, Inc. 0.06%–0.10% due 7/1–8/26/2013[5]	63,900	63,897	1.77

National Rural Utilities Cooperative Finance Corp. 0.10%–0.11% due 7/11–7/22/2013	59,500	59,496	1.65

Coca-Cola Co. 0.09%–0.18% due 7/17/2013–1/6/2014[5]	57,100	57,090	1.58

Abbott Laboratories 0.11%–0.13% due 7/16–9/9/2013[5]	54,300	54,295	1.51

Tennessee Valley Authority 0.06% due 8/15/2013	50,000	49,996	1.39

Wells Fargo & Co. 0.15% due 8/19/2013	50,000	49,986	1.39

Procter & Gamble Co. 0.10% due 8/16–9/13/2013[5]	47,100	47,094	1.31

Paccar Financial Corp. 0.07%–0.14% due 7/11–9/12/2013	47,100	47,093	1.31

Regents of the University of California 0.12% due 7/8–7/9/2013	46,700	46,698	1.29

Emerson Electric Co. 0.10%–0.12% due 7/8–7/23/2013[5]	46,400	46,398	1.29

Merck & Co. Inc. 0.08%–0.13% due 7/16–10/28/2013[5]	45,150	45,142	1.25

Johnson & Johnson 0.05% due 7/9/2013[5]	39,950	39,949	1.11

Chevron Corp. 0.06% due 7/15/2013[5]	38,700	38,699	1.07

Harvard University 0.13% due 8/15/2013	30,123	30,120.83

General Electric Capital Corp. 0.09% due 7/24/2013	30,000	29,998.83

Other securities		125,956	3.48

Total short-term securities (cost: $1,102,849,000)		1,102,857	30.58

Total investment securities (cost: $4,414,837,000)		4,394,951	121.85

Other assets less liabilities		(787,997)	(21.85)

Net assets		$3,606,954	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $680,624,000, which represented 18.87% of the net assets of the fund.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund	unaudited

Investment portfolio June 30, 2013

Short-term securities — 100.54%	Principal amount (000)	Value (000)	Percent of net assets
Federal agency discount notes — 38.60%

Federal Home Loan Bank 0.05%–0.125% due 7/1–9/16/2013	$71,300	$71,297	13.34%

Fannie Mae 0.05%–0.08% due 7/24–9/4/2013	65,100	65,094	12.18

Freddie Mac 0.065%–0.13% due 7/15/2013–3/11/2014	60,000	59,981	11.23

Federal Farm Credit Banks 0.07% due 8/7/2013	9,900	9,899	1.85

		206,271	38.60

Commercial paper — 35.97%

National Rural Utilities Cooperative Finance Corp. 0.10% due 7/3–7/9/2013	12,700	12,700	2.38

ExxonMobil Corp. 0.07% due 7/1/2013	12,000	12,000	2.25

Bank of Nova Scotia 0.07% due 7/12/2013	12,000	12,000	2.25

E.I. duPont de Nemours and Co. 0.07% due 7/16/2013[1]	12,000	12,000	2.25

BHP Billiton Finance (USA) Limited 0.09% due 7/22/2013[1]	12,000	11,999	2.24

Toronto-Dominion Holdings USA Inc. 0.115% due 8/5/2013[1]	12,000	11,998	2.24

Sumitomo Mitsui Banking Corp. 0.15%–0.175% due 7/25–8/2/2013[1]	11,900	11,898	2.23

Svenska Handelsbanken Inc. 0.12%–0.145% due 8/26/2013[1]	11,600	11,597	2.17

Roche Holdings, Inc. 0.09%–0.10% due 7/17–7/19/2013[1]	11,500	11,500	2.15

National Australia Funding (Delaware) Inc. 0.17% due 9/9/2013[1]	11,100	11,097	2.08

Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.19% due 9/10/2013	11,000	10,995	2.06

Siemens Capital Co. LLC 0.08% due 7/19/2013[1]	10,000	10,000	1.87

Québec (Province of) 0.11% due 7/30/2013[1]	10,000	9,998	1.87

Mizuho Funding LLC 0.165% due 8/26/2013[1]	10,000	9,997	1.87

Commonwealth Bank of Australia 0.09%–0.10% due 7/8–7/22/2013[1]	9,600	9,600	1.80

Unilever Capital Corp. 0.08%–0.09% due 7/22–8/5/2013[1]	9,100	9,100	1.70

American Honda Finance Corp. 0.10% due 8/6/2013	5,000	4,999.93

Province of Ontario 0.07% due 7/2/2013	4,700	4,700.88

GlaxoSmithKline Finance PLC 0.11% due 7/2/2013[1]	4,000	4,000.75

		192,178	35.97

U.S. Treasuries — 22.08%

U.S. Treasury Bills 0.035%–0.081% due 7/5–11/29/2013	118,000	117,990	22.08

Discount notes — 3.89%

International Bank for Reconstruction and Development 0.055% due 7/9–7/15/2013	20,800	20,800	3.89

Total investment securities (cost: $537,236,000)		537,239	100.54

Other assets less liabilities		(2,876)	(.54)

Net assets		$534,363	100.00%

[1]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $134,784,000, which represented 25.22% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth Fund	unaudited

Investment portfolio June 30, 2013

	Shares	Value (000)	Percent of net assets
Growth fund — 92.87%

American Funds Insurance Series – Growth Fund, Class 1	80,646	$5,395	92.87%

Total growth fund (cost $5,363,000)		5,395	92.87

Short-term securities — 4.77%

Government Cash Management Fund; see footnote 5	276,636	277	4.77

Total short-term securities (cost $277,000)		277	4.77

Total investment securities (cost $5,640,000)		5,672	97.64

Other assets less liabilities		137	2.36

Net assets		$5,809	100.00%

Futures contracts

The fund has entered into futures contracts as shown in the following table, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. The average notional amount of open futures contracts was $1,376,000 during the period May 1, 2013, commencement of operations, to June 30, 2013.

	Number of contracts sold	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) (000) *

S&P 500 E-mini Index contracts	20	September 2013	$1,615	$15
Russell 2000 Mini Index contracts	2	September 2013	194	(1)
Euro Stoxx 50 Index contracts	3	September 2013	105	2
Mini MSCI Emerging Market Index contracts	2	September 2013	90	(3)

			$2,004	$13

*Only current day’s variation margin is reported within the statement of assets and liabilities.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk International Fund	unaudited

Investment portfolio June 30, 2013

	Shares	Value (000)	Percent of net assets
Growth fund — 93.01%

American Funds Insurance Series – International Fund, Class 1	292,239	$5,322	93.01%

Total growth fund (cost $5,501,000)		5,322	93.01

Short-term securities — 1.29%

Government Cash Management Fund; see footnote 5	74,348	74	1.29

Total short-term securities (cost $74,000)		74	1.29

Total investment securities (cost $5,575,000)		5,396	94.30

Other assets less liabilities		326	5.70

Net assets		$5,722	100.00%

Futures contracts

The fund has entered into futures contracts as shown in the following table, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. The average notional amount of open futures contracts was $3,052,000 during the period May 1, 2013, commencement of operations, to June 30, 2013.

	Number of contracts sold	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) (000) *

Euro Stoxx 50 Index contracts	35	September 2013	$1,228	$22
Euro currency contracts	7	September 2013	1,156	16
Mini MSCI Emerging Market Index contracts	23	September 2013	1,059	(14)
Nikkei 225 (OSE) Index contracts	2	September 2013	273	(9)
Japanese yen currency contracts	2	September 2013	258	6
British pound currency contracts	2	September 2013	193	3
FTSE 100 Index contracts	2	September 2013	193	2
Russell 2000 Mini Index contracts	1	September 2013	96	(1)

			$4,456	$25

*Only current day’s variation margin is reported within the statement of assets and liabilities.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund	unaudited

Investment portfolio June 30, 2013

	Shares	Value (000)	Percent of net assets
Growth-and-income fund — 92.90%

American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	524,450	$6,015	92.90%

Total growth-and-income fund (cost $6,025,000)		6,015	92.90

Short-term securities — 4.63%

Government Cash Management Fund; see footnote 5	299,823	300	4.63

Total short-term securities (cost $300,000)		300	4.63

Total investment securities (cost $6,325,000)		6,315	97.53

Other assets less liabilities		160	2.47

Net assets		$6,475	100.00%

Futures contracts

The fund has entered into futures contracts as shown in the following table, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. The average notional amount of open futures contracts was $1,258,000 during the period May 1, 2013, commencement of operations, to June 30, 2013.

	Number of contracts sold	Expiration	Notional amount (000)	Unrealized appreciation (000)	*

S&P 500 E-mini Index contracts	31	September 2013	$2,481	$2
Euro Stoxx 50 Index contracts	1	September 2013	34	—	†

			$2,515	$2

*Only current day’s variation margin is reported within the statement of assets and liabilities.
† Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Growth-Income Fund	unaudited

Investment portfolio June 30, 2013

	Shares	Value (000)	Percent of net assets
Growth-and-income fund — 92.27%

American Funds Insurance Series – Growth-Income Fund, Class 1	126,925	$5,445	92.27%

Total growth-and-income fund (cost $5,426,000)		5,445	92.27

Short-term securities — 4.98%

Government Cash Management Fund; see footnote 5	293,919	294	4.98

Total short-term securities (cost $294,000)		294	4.98

Total investment securities (cost $5,720,000)		5,739	97.25

Other assets less liabilities		162	2.75

Net assets		$5,901	100.00%

Futures contracts

The fund has entered into futures contracts as shown in the following table, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. The average notional amount of open futures contracts was $1,068,000 during the period May 1, 2013, commencement of operations, to June 30, 2013.

	Number of contracts sold	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) (000)	*

S&P 500 E-mini Index contracts	21	September 2013	$1,695	$16
Russell 2000 Mini Index contracts	1	September 2013	94	(4)
Euro Stoxx 50 Index contracts	2	September 2013	71	2

			$1,860	$14

*Only current day’s variation margin is reported within the statement of assets and liabilities.

See Notes to Financial Statements

American Funds Insurance Series

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)	unaudited

Investment portfolio June 30, 2013

	Shares	Value (000)	Percent of net assets
Asset allocation fund — 92.73%

American Funds Insurance Series – Asset Allocation Fund, Class 1	12,180,881	$246,906	92.73%

Total asset allocation fund (cost $241,685,000)		246,906	92.73

Short-term securities — 5.77%

Government Cash Management Fund; see footnote 5	15,369,164	15,369	5.77

Total short-term securities (cost $15,369,000)		15,369	5.77

Total investment securities (cost $257,054,000)		262,275	98.50

Other assets less liabilities		3,993	1.50

Net assets		$266,268	100.00%

Futures contracts

The fund has entered into futures contracts as shown in the following table, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. The average notional amount of open futures contracts was $4,616,000 over the prior six-month period.

	Number of contracts sold	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation (000) *

S&P 500 E-mini Index contracts	268	September 2013	$21,037	$(394)
Russell 2000 Mini Index contracts	12	September 2013	1,137	(32)
Euro Stoxx 50 Index contracts	31	September 2013	1,032	(24)
Mini MSCI Emerging Market Index contracts	23	September 2013	997	(77)
Euro currency contracts	6	September 2013	983	6
Nikkei 225 (OSE) Index contracts	7	September 2013	937	(42)
Japanese yen currency contracts	7	September 2013	898	15
S&P Mid 400 E-mini Index contracts	6	September 2013	673	(22)

			$27,694	$(570)

*Only current day’s variation margin is reported within the statement of assets and liabilities.

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2013

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$5,583,184	$3,557,409	$21,665,778	$8,406,057	$2,450,884
Affiliated issuers	—	79,455	233,586	—	—
Cash denominated in currencies other than U.S. dollars	997	1,998	38	1,607	251
Cash	161	50	104	117	33
Unrealized appreciation on open forward currency contracts	2,377	1,247	—	10,457	595
Receivables for:
Sales of investments	3,103	19,854	41,945	48,714	—	*
Sales of fund’s shares	1,029	1,882	2,265	4,939	3,246
Closed forward currency contracts	—	—	—	—	137
Dividends and interest	14,338	5,334	22,987	32,530	11,126
Deposits at brokers for futures contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Other	—	—	—	906	—

	5,605,189	3,667,229	21,966,703	8,505,327	2,466,272

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	31	9
Payables for:
Purchases of investments	4,845	30,079	65,834	4,801	1,157
Repurchases of fund’s shares	12,702	2,421	47,930	5,806	2,484
Closed forward currency contracts	—	—	—	—	9
Investment advisory services	2,429	2,138	5,989	3,521	1,498
Distribution services	823	557	3,188	1,116	262
Insurance administrative services	—	—	—	—	—
Administrative services	46	30	183	71	21
Trustees’ deferred compensation	35	21	391	177	12
Non-U.S. taxes	—	—	—	139	1,867
Variation margin on futures contracts	—	—	—	—	—
Other	48	50	54	138	68

	20,928	35,296	123,569	15,800	7,387

Net assets at June 30, 2013	$5,584,261	$3,631,933	$21,843,134	$8,489,527	$2,458,885

Investment securities, at cost:
Unaffiliated issuers	$4,306,064	$2,848,721	$13,908,501	$6,735,862	$2,149,673

Affiliated issuers	—	$121,699	$184,354	—	—

Cash denominated in currencies other than U.S. dollars, at cost	$998	$1,995	$38	$1,607	$251

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,182,376	$3,127,079	$14,265,881	$7,644,770	$2,008,768
Undistributed (distributions in excess of) net investment income	23,461	(58,366)	91,762	43,951	5,140
Undistributed (accumulated) net realized gain (loss)	99,047	(104,478)	(320,850)	(879,191)	145,208
Net unrealized appreciation (depreciation)	1,279,377	667,698	7,806,341	1,679,997	299,769

Net assets at June 30, 2013	$5,584,261	$3,631,933	$21,843,134	$8,489,527	$2,458,885

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund

$5,811,263	$1,964,305	$22,588,181	$852,197	$14,238,793	$169,018		$9,322,353	$2,731,631	$1,758,006
—	11,682	—	—	—	—		—	—	—
—	56	70	121	—	13		—	—	—
325	230	136	66	1,266	69		26	344	1,850
—	—	—	—	—	47		1,265	2,497	36

46,645	15,137	57,802	3,034	234,701	2,656		869,063	203,970	9,179
2,338	74	5,822	355	65,660	151		7,824	1,469	681
—	—	—	—	—	18		67	304	—
11,552	7,962	38,207	4,038	37,960	946		56,576	28,124	30,802
—	—	—	—	—	—		—	—	—
—	—	—	—	—	—		—	—	—
—	—	—	—	—	—		—	—	—

5,872,123	1,999,446	22,690,218	859,811	14,578,380	172,918		10,257,174	2,968,339	1,800,554

—	—	—	—	—	25		244	1,297	—

10,111	12,582	15,530	213	612,718	6,783		1,630,120	318,645	13,276
5,602	4,676	39,318	129	9,762	21		9,698	6,998	1,159
—	—	—	—	—	1		280	40	71
1,964	985	5,121	465	3,268	90		2,635	1,164	690
735	373	2,890	48	1,130	27		975	324	221
—	—	—	—	—	—		—	—	—
49	17	189	7	114	1		72	22	15
25	9	446	1	124	—	*	49	8	44
—	—	—	49	—	—		—	—	—
—	—	—	—	—	—		—	—	—
1	18	20	15	72	2		22	34	278

18,487	18,660	63,514	927	627,188	6,950		1,644,095	328,532	15,754

$5,853,636	$1,980,786	$22,626,704	$858,884	$13,951,192	$165,968		$8,613,079	$2,639,807	$1,784,800

$4,480,920	$1,625,455	$16,055,312	$814,135	$11,430,342	$156,066		$9,257,732	$2,754,752	$1,754,533

—	$21,133	—	—	—	—		—	—	—

—	$56	$70	$121	—	$13		—	—	—

$4,805,407	$2,009,070	$16,348,687	$808,922	$10,463,512	$152,736		$8,470,694	$2,656,802	$1,825,932
61,705	24,109	161,865	12,426	108,759	1,504		75,710	29,143	58,794
(343,819)	(381,650)	(416,645)	(454)	570,492	(1,235)		1,048	(23,886)	(103,427)
1,330,343	329,257	6,532,797	37,990	2,808,429	12,963		65,627	(22,252)	3,501

$5,853,636	$1,980,786	$22,626,704	$858,884	$13,951,192	$165,968		$8,613,079	$2,639,807	$1,784,800

American Funds Insurance Series

Statements of assets & liabilities at June 30, 2013

	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund		Managed Risk International Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$278,689	$4,394,951	$537,239		$5,672		$5,396
Affiliated issuers	—	—	—		—		—
Cash denominated in currencies other than U.S. dollars	—	—	—		—		—
Cash	93	102	72		—		—
Unrealized appreciation on open forward currency contracts	—	—	—		—		—
Receivables for:
Sales of investments	41,513	869,910	—		—		93
Sales of fund’s shares	582	717	251		59		30
Closed forward currency contracts	—	—	—		—		—
Dividends and interest	488	16,131	—		—	*	—	*
Deposits at brokers for futures contracts	—	—	—		92		207
Variation margin on futures contracts	—	—	—		8		16
Other	—	—	—		—		—

	321,365	5,281,811	537,562		5,831		5,742

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—		—		—
Payables for:
Purchases of investments	108,213	1,671,453	—		21		—
Repurchases of fund’s shares	182	1,948	2,941		—		—	*
Closed forward currency contracts	—	—	—		—		—
Investment advisory services	72	988	140		1		1
Distribution services	10	393	96		—	*	—	*
Insurance administrative services	—	—	—		—	*	—	*
Administrative services	2	30	4		—		—
Trustees’ deferred compensation	— *	44	18		—		—
Non-U.S. taxes	—	—	—		—		—
Variation margin on futures contracts	—	—	—		—	*	19
Other	— *	1	—	*	—	*	—	*

	108,479	1,674,857	3,199		22		20

Net assets at June 30, 2013	$212,886	$3,606,954	$534,363		$5,809		$5,722

Investment securities, at cost:
Unaffiliated issuers	$279,530	$4,414,837	$537,236		$5,640		$5,575

Affiliated issuers	—	—	—		—		—

Cash denominated in currencies other than U.S. dollars, at cost	—	—	—		—		—

Net assets consist of:
Capital paid in on shares of beneficial interest	$215,016	$3,625,550	$535,499		$5,780		$5,837
(Distributions in excess of) undistributed net investment income	(328)	5,060	(1,140)		20		18
(Accumulated) undistributed net realized (loss) gain	(961)	(3,770)	1		(36)		23
Net unrealized (depreciation) appreciation	(841)	(19,886)	3		45		(156)

Net assets at June 30, 2013	$212,886	$3,606,954	$534,363		$5,809		$5,722

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$6,315		$5,739		$262,275
—		—		—
—		—		—
—		—		—
—		—		—

—		—		—
72		90		8,908
—		—		—
—	*	—	*	—	*
111		83		1,261
12		8		120
—		—		—

6,510		5,920		272,564

—		—		—

34		18		5,899
—	*	—	*	156
—		—		—
1		1		39
—	*	—	*	42
—	*	—	*	115
—		—		—
—		—		—	*
—		—		—
—		—		40
—	*	—	*	5

35		19		6,296

$6,475		$5,901		$266,268

$6,325		$5,720		$257,054

—		—		—

—		—		—

$6,491		$5,885		$260,353
20		16		323
(28)		(33)		943
(8)		33		4,649

$6,475		$5,901		$266,268

American Funds Insurance Series

Statements of assets & liabilities at June 30, 2013

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$1,634,023		$985,179	$6,527,108	$3,149,260	$1,210,323
Shares outstanding	64,628		45,211	97,570	172,898	54,443
Net asset value per share	$25.28		$21.79	$66.90	$18.21	$22.23
Class 2:
Net assets	$3,950,237		$2,646,357	$15,120,752	$5,298,115	$1,247,601
Shares outstanding	157,301		123,362	227,927	292,080	56,608
Net asset value per share	$25.11		$21.45	$66.34	$18.14	$22.04
Class 3:
Net assets	—		—	$194,100	$41,666	—
Shares outstanding	—		—	2,900	2,286	—
Net asset value per share	—		—	$66.93	$18.22	—
Class 4:
Net assets	$1		$397	$1,174	$486	$961
Shares outstanding	—	*	18	18	27	43
Net asset value per share	$25.27		$21.75	$66.82	$18.20	$22.19

	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund	Managed Risk International Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$163,754		$1,713,871		$61,346
Shares outstanding	15,914		141,750		5,416
Net asset value per share	$10.29		$12.09		$11.33
Class 2:
Net assets	$49,131		$1,876,174		$462,395
Shares outstanding	4,787		156,789		41,489
Net asset value per share	$10.26		$11.97		$11.15
Class 3:
Net assets	—		$16,908		$10,621
Shares outstanding	—		1,397		946
Net asset value per share	—		$12.10		$11.23
Class 4:
Net assets	$1		$1		$1
Shares outstanding	—	*	—	*	—	*
Net asset value per share	$10.29		$12.09		$11.32
Class P1:
Net assets							$101	$98
Shares outstanding							10	10
Net asset value per share							$10.08	$9.80
Class P2:
Net assets							$5,708	$5,624
Shares outstanding							566	574
Net asset value per share							$10.08	$9.80

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund		Bond Fund	Global Bond Fund		High- Income Bond Fund

$2,338,941		$192,840		$8,747,833	$629,577		$8,478,353		$32,761		$3,920,065	$1,101,076		$722,571
203,938		17,100		203,909	39,622		418,194		3,082		361,609	95,181		64,761
$11.47		$11.28		$42.90	$15.89		$20.27		$10.63		$10.84	$11.57		$11.16

$3,514,694		$1,787,945		$13,704,075	$229,306		$5,432,533		$133,206		$4,692,352	$1,538,730		$1,044,283
309,089		159,007		321,677	14,485		270,076		12,563		438,083	133,738		94,804
$11.37		$11.24		$42.60	$15.83		$20.11		$10.60		$10.71	$11.51		$11.02

—		—		$174,056	—		$40,305		—		—	—		$17,945
—		—		4,055	—		1,988		—		—	—		1,606
—		—		$42.92	—		$20.28		—		—	—		$11.18

$1		$1		$740	$1		$1		$1		$662	$1		$1
—	*	—	*	17	—	*	—	*	—	*	61	—	*	—	*
$11.47		$11.27		$42.84	$15.88		$20.26		$10.62		$10.82	$11.56		$11.15

Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$100	$101	$36,349
10	10	3,346
$10.01	$10.05	$10.86

$6,375	$5,800	$229,919
637	577	21,167
$10.01	$10.05	$10.86

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2013

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$59,156	$20,358	$151,391	$131,521	$26,570
Interest	212	256	781	518	7,027

	59,368	20,614	152,172	132,039	33,597

Fees and expenses[3]:
Investment advisory services	14,188	13,181	36,351	22,138	9,227
Distribution services	4,810	3,393	19,277	6,896	1,677
Insurance administrative services	—	— [4]	— [4]	— [4]	— [4]
Transfer agent services	— [4]	— [4]	1	— [4]	— [4]
Administrative services	270	188	1,109	448	127
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	114	80	528	211	52
Registration statement and prospectus	27	18	174	43	12
Trustees’ compensation	35	24	178	74	16
Auditing and legal	15	13	12	17	15
Custodian	339	442	446	1,162	478
State and local taxes	27	23	78	41	16
Other	8	6	29	13	4

Total fees and expenses before reimbursement/waiver	19,833	17,368	58,183	31,043	11,624
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Other	—	—	—	—	—

Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	19,833	17,368	58,183	31,043	11,624

Net investment income	39,535	3,246	93,989	100,996	21,973

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency:
Net realized gain (loss) on:
Investments[2]	451,919	336,040	1,462,619	447,204	146,026
Forward currency contracts	(1,965)	(627)	—	(17,235)	768
Futures contracts	—	—	—	—	—
Currency transactions	3,189	(425)	(1,471)	(3,652)	(1,434)

	453,143	334,988	1,461,148	426,317	145,360

Net unrealized (depreciation) appreciation on:
Investments	(59,426)	(12,757)	632,954	(231,982)	(226,585)
Forward currency contracts	2,377	1,236	—	13,560	691
Futures contracts	—	—	—	—	—
Currency translations	(103)	(1)	(166)	(300)	(157)

	(57,152)	(11,522)	632,788	(218,722)	(226,051)

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency	395,991	323,466	2,093,936	207,595	(80,691)

Net increase (decrease) in net assets resulting from operations	$435,526	$326,712	$2,187,925	$308,591	$(58,718)

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund

$77,881		$44,499	$211,945	$17,398	$91,302	$1,855	$47	$—	$203
232		1,829	4,007	741	46,299	616	100,567	36,808	69,149

78,113		46,328	215,952	18,139	137,601	2,471	100,614	36,808	69,352

11,366		6,082	31,085	2,557	19,151	524	15,897	7,017	4,480
4,430		2,326	17,486	297	6,791	158	6,077	2,012	1,396
—		—	— [4]	—	—	—	— [4]	—	—
—	[4]	— [4]	1	— [4]	— [4]	— [4]	— [4]	— [4]	— [4]
281		103	1,148	39	667	8	430	133	97
—		—	—	—	—	—	—	—	—
36		10	572	2	623	1	177	17	43
9		4	180	23	98	5	43	46	20
30		13	193	2	89	1	59	17	17
3		5	15	3	6	1	5	1	1
27		131	142	99	132	13	27	224	7
18		11	66	2	36	1	31	12	9
6		3	30	1	17	3	15	9	6

16,206		8,688	50,918	3,025	27,610	715	22,761	9,488	6,076

—		—	—	—	15	—	—	—	—
—		—	—	—	—	—	—	—	—

—		—	—	—	15	—	—	—	—
16,206		8,688	50,918	3,025	27,595	715	22,761	9,488	6,076

61,907		37,640	165,034	15,114	110,006	1,756	77,853	27,320	63,276

164,802		155,240	1,352,325	11,728	585,602	634	2,983	10,740	36,888
—		—	—	—	—	(316)	1,439	(33,364)	(100)
—		—	—	—	—	—	—	—	—
—		209	(210)	(221)	(88)	(56)	(184)	(715)	(83)

164,802		155,449	1,352,115	11,507	585,514	262	4,238	(23,339)	36,705

508,968		(44,731)	1,081,605	(3,637)	595,197	1,841	(308,741)	(147,585)	(69,805)
—		—	—	—	—	105	1,011	6,524	134
—		—	—	—	—	—	—	—	—
(1)		(144)	(84)	(21)	(26)	(15)	(35)	(707)	(14)

508,967		(44,875)	1,081,521	(3,658)	595,171	1,931	(307,765)	(141,768)	(69,685)

673,769		110,574	2,433,636	7,849	1,180,685	2,193	(303,527)	(165,107)	(32,980)

$735,676		$148,214	$2,598,670	$22,963	$1,290,691	$3,949	$(225,674)	$(137,787)	$30,296

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2013

	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund[5]		Managed Risk International Fund[5]

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$—	$—	$—	$22		$20
Interest	142	14,098	263	—		—

	142	14,098	263	22		20

Fees and expenses[3]:
Investment advisory services	370	6,087	797	2		2
Distribution services	62	2,432	543	—	[4]	— [4]
Insurance administrative services	—	—	—	—	[4]	— [4]
Transfer agent services	— [4]	— [4]	— [4]	—		—
Administrative services	9	185	25	—		—
Accounting and administrative services	—	—	—	9		9
Reports to shareholders	1	74	10	—		—
Registration statement and prospectus	9	32	3	—		—
Trustees’ compensation	1	28	5	—		—
Auditing and legal	— [4]	2	— [4]	—		—
Custodian	— [4]	5	1	2		2
State and local taxes	— [4]	12	2	—		—
Other	— [4]	5	1	—		—

Total fees and expenses before reimbursement/waiver	452	8,862	1,387	13		13
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	1		1
Other	—	—	—	10		10

Total reimbursement/waiver of fees and expenses	—	—	—	11		11
Total fees and expenses after reimbursement/waiver	452	8,862	1,387	2		2

Net investment (loss) income	(310)	5,236	(1,124)	20		18

Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency:
Net realized (loss) gain on:
Investments[2]	(939)	(2,931)	1	—		(4)
Forward currency contracts	—	—	—	—		—
Futures contracts	—	—	—	(36)		26
Currency transactions	—	—	—	—	[4]	1

	(939)	(2,931)	1	(36)		23

Net unrealized (depreciation) appreciation on:
Investments	(2,076)	(93,167)	(21)	32		(181)
Forward currency contracts	—	—	—	—		—
Futures contracts	—	—	—	13		25
Currency translations	—	—	—	—	[4]	— [4]

	(2,076)	(93,167)	(21)	45		(156)

Net realized (loss) gain and unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency	(3,015)	(96,098)	(20)	9		(133)

Net (decrease) increase in net assets resulting from operations	$(3,325)	$(90,862)	$(1,144)	$29		$(115)

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.
[5]	For the period May 1, 2013, commencement of operations, through June 30, 2013.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars in thousands)

Managed Risk Blue Chip Income and Growth Fund[5]	Managed Risk Growth- Income Fund[5]		Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

$22	$18		$812
—	—		—

22	18		812

2	2		161
— [4]	—	[4]	129
— [4]	—	[4]	152
—	—		— [4]
—	—		—
9	9		29
—	—		5
—	—		14
—	—		— [4]
—	—		—
2	2		6
—	—		—
—	—		23

13	13		519

1	1		32
10	10		58

11	11		90
2	2		429

20	16		383

— [4]	—	[4]	1,005
—	—		—
(28)	(33)		(21)
— [4]	—	[4]	1

(28)	(33)		985

(10)	19		5,211
—	—		—
2	14		(570)
— [4]	—	[4]	(2)

(8)	33		4,639

(36)	—	[4]	5,624

$(16)	$16		$6,007

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund

	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012

Operations:
Net investment income	$39,535	$60,991	$3,246	$9,389	$93,989	$219,601
Net realized gain (loss) on investments, forward currency contracts, futures contracts and currency transactions	453,143	337,051	334,988	(62,597)	1,461,148	1,768,617
Net unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency translations	(57,152)	638,745	(11,522)	637,610	632,788	1,983,865

Net increase (decrease) in net assets resulting from operations	435,526	1,036,787	326,712	584,402	2,187,925	3,972,083

Dividends and distributions paid to shareholders:
Dividends from net investment income	(18,906)	(48,274)	(33,337)	(49,282)	(90,056)	(199,835)
Distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(18,906)	(48,274)	(33,337)	(49,282)	(90,056)	(199,835)

Net capital share transactions	(21,421)	(611,848)	(283,098)	(158,152)	(2,470,365)	(5,872,611)

Total increase (decrease) in net assets	395,199	376,665	10,277	376,968	(372,496)	(2,100,363)
Net assets:
Beginning of period	5,189,062	4,812,397	3,621,656	3,244,688	22,215,630	24,315,993

End of period	$5,584,261	$5,189,062	$3,631,933	$3,621,656	$21,843,134	$22,215,630

Undistributed (distributions in excess of) net investment income	$23,461	$2,832	$(58,366)	$(28,275)	$91,762	$87,829

	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund

	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012

Operations:
Net investment income (loss)	$165,034	$391,678	$15,114	$7,402	$110,006	$239,938
Net realized gain (loss) on investments, forward currency contracts, futures contracts and currency transactions	1,352,115	1,608,151	11,507	(373)	585,514	656,984
Net unrealized appreciation (depreciation) on investments, forward currency contracts, futures contracts and currency translations	1,081,521	1,854,608	(3,658)	35,077	595,171	895,540

Net increase (decrease) in net assets resulting from operations	2,598,670	3,854,437	22,963	42,106	1,290,691	1,792,462

Dividends and distributions paid to shareholders:
Dividends from net investment income	(74,650)	(395,890)	(433)	(9,411)	(50,471)	(249,622)
Distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(74,650)	(395,890)	(433)	(9,411)	(50,471)	(249,622)

Net capital share transactions	(3,249,847)	(3,009,039)	408,424	161,657	249,333	(201,839)

Total (decrease) increase in net assets	(725,827)	449,508	430,954	194,352	1,489,553	1,341,001
Net assets:
Beginning of period	23,352,531	22,903,023	427,930	233,578	12,461,639	11,120,638

End of period	$22,626,704	$23,352,531	$858,884	$427,930	$13,951,192	$12,461,639

Undistributed (distributions in excess of) net investment income	$161,865	$71,481	$12,426	$(2,255)	$108,759	$49,224

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund

Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012

$100,996	$149,039	$21,973	$32,854	$61,907	$104,754	$37,640	$47,025

426,317	(91,519)	145,360	71,498	164,802	184,482	155,449	43,123

(218,722)	1,429,972	(226,051)	284,578	508,967	312,798	(44,875)	237,050

308,591	1,487,492	(58,718)	388,930	735,676	602,034	148,214	327,198

(33,136)	(139,135)	(8,145)	(26,969)	(23,109)	(97,174)	(11,953)	(49,855)
—	—	(11,688)	—	—	—	—	—

(33,136)	(139,135)	(19,833)	(26,969)	(23,109)	(97,174)	(11,953)	(49,855)

(913,311)	(787,982)	19,456	(19,977)	401,794	(97,654)	(172,450)	(260,359)

(637,856)	560,375	(59,095)	341,984	1,114,361	407,206	(36,189)	16,984

9,127,383	8,567,008	2,517,980	2,175,996	4,739,275	4,332,069	2,016,975	1,999,991

$8,489,527	$9,127,383	$2,458,885	$2,517,980	$5,853,636	$4,739,275	$1,980,786	$2,016,975

$43,951	$(23,909)	$5,140	$(8,688)	$61,705	$22,907	$24,109	$(1,578)

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund

Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012

$1,756	$2,361	$77,853	$188,838	$27,320	$51,954	$63,276	$140,823	$(310)	$1

262	(1,432)	4,238	231,222	(23,339)	23,525	36,705	1,805	(939)	2,018

1,931	13,693	(307,765)	62,276	(141,768)	68,532	(69,685)	111,169	(2,076)	581

3,949	14,622	(225,674)	482,336	(137,787)	144,011	30,296	253,797	(3,325)	2,600

—	(2,397)	(35,523)	(231,875)	—	(55,524)	(24,423)	(143,258)	(51)	(703)
—	—	(97,344)	—	(32,698)	(21,416)	—	—	(345)	(1,250)

—	(2,397)	(132,867)	(231,875)	(32,698)	(76,940)	(24,423)	(143,258)	(396)	(1,953)

10,880	39,124	10,785	(627,799)	187,676	297,923	(270,790)	67,425	80,514	58,891

14,829	51,349	(347,756)	(377,338)	17,191	364,994	(264,917)	177,964	76,793	59,538

151,139	99,790	8,960,835	9,338,173	2,622,616	2,257,622	2,049,717	1,871,753	136,093	76,555

$165,968	$151,139	$8,613,079	$8,960,835	$2,639,807	$2,622,616	$1,784,800	$2,049,717	$212,886	$136,093

$1,504	$(252)	$75,710	$33,380	$29,143	$1,823	$58,794	$19,941	$(328)	$33

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund

	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Six months ended June 30, 2013[1]	Year ended December 31, 2012	Period ended June 30, 2013[1,2]

Operations:
Net investment income (loss)	$5,236	$23,825	$(1,124)	$(2,432)	$20
Net realized (loss) gain on investments, forward currency contracts, futures contracts and currency transactions	(2,931)	115,324	1	— [4]	(36)
Net unrealized (depreciation) appreciation on investments, forward currency contracts, futures contracts and currency translations	(93,167)	(60,103)	(21)	17	45

Net (decrease) increase in net assets resulting from operations	(90,862)	79,046	(1,144)	(2,415)	29

Dividends and distributions paid to shareholders:
Dividends from net investment income	(6,101)	(43,222)	—	—	—
Distributions from net realized gain on investments	(98,424)	(110,100)	—	—	—

Total dividends and distributions paid to shareholders	(104,525)	(153,322)	—	—	—

Net capital share transactions	(21,922)	87,854	(599)	(78,336)	5,780

Total (decrease) increase in net assets	(217,309)	13,578	(1,743)	(80,751)	5,809
Net assets:
Beginning of period	3,824,263	3,810,685	536,106	616,857	—

End of period	$3,606,954	$3,824,263	$534,363	$536,106	$5,809

Undistributed (distributions in excess of) net investment income	$5,060	$5,925	$(1,140)	$(16)	$20

[1]	Unaudited.
[2]	For the period May 1, 2013, commencement of operations, through June 30, 2013.
[3]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[4]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)

Period ended June 30, 2013[1,2]	Period ended June 30, 2013[1,2]	Period ended June 30, 2013[1,2]	Six months ended June 30, 2013[1]	Period ended December 31, 2012[3]

$18	$20	$16	$383	$320

23	(28)	(33)	985	(42)

(156)	(8)	33	4,639	10

(115)	(16)	16	6,007	288

—	—	—	(63)	(317)
—	—	—	—	—

—	—	—	(63)	(317)

5,837	6,491	5,885	226,052	34,301

5,722	6,475	5,901	231,996	34,272

—	—	—	34,272	—

$5,722	$6,475	$5,901	$266,268	$34,272

$18	$20	$16	$323	$3

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 22 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the investment adviser to the series. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund). The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2013; however, the series reserves the right to delay the implementation.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series offers either two, three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

American Funds Insurance Series

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities

Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2013 (dollars in thousands):

American Funds Insurance Series

Global Growth Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$1,314,913	$—	$1,335	$1,316,248
Health care	877,055	—	—	877,055
Financials	731,687	—	—	731,687
Information technology	716,379	—	—	716,379
Industrials	436,366	—	—	436,366
Consumer staples	426,225	—	—	426,225
Materials	269,459	—	—	269,459
Energy	219,556	—	—	219,556
Telecommunication services	170,966	—	—	170,966
Utilities	46,612	—	—	46,612
Miscellaneous	101,940	—	—	101,940
Bonds, notes & other debt instruments	—	33,584	—	33,584
Short-term securities	—	237,107	—	237,107

Total	$5,311,158	$270,691	$1,335	$5,583,184

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$2,377	—	$2,377

*  Securities with a market value of $2,369,514,000, which represented 42.43% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

† Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$767,479	$—	$69	$767,548
Industrials	494,280	—	—	494,280
Health care	431,968	—	7,974	439,942
Information technology	397,930	—	1,169	399,099
Financials	305,468	—	1,048	306,516
Energy	229,913	3,670	—	233,583
Materials	187,597	—	2,062	189,659
Consumer staples	182,914	—	—	182,914
Utilities	153,357	—	—	153,357
Telecommunication services	23,939	—	—	23,939
Miscellaneous	181,507	—	—	181,507
Preferred securities	—	5,668	—	5,668
Rights & warrants	—	160	—	160
Convertible securities	—	—	5,970	5,970
Bonds, notes & other debt instruments	—	10,672	—	10,672
Short-term securities	—	242,050	—	242,050

Total	$3,356,352	$262,220	$18,292	$3,636,864

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$1,247	—	$1,247

*  Securities with a market value of $1,353,146,000, which represented 37.26% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

† Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$4,084,251	$—	$—	$4,084,251
Financials	4,002,304	—	27,771	4,030,075
Health care	3,089,732	16,347	—	3,106,079
Information technology	2,794,078	—	—	2,794,078
Energy	2,295,428	—	37,353	2,332,781
Industrials	1,848,154	—	—	1,848,154
Consumer staples	1,066,633	—	—	1,066,633
Materials	806,216	—	—	806,216
Telecommunication services	271,205	—	—	271,205
Utilities	20,844	3,166	—	24,010
Miscellaneous	123,982	—	—	123,982
Rights & warrants	20,933	—	—	20,933
Short-term securities	—	1,390,967	—	1,390,967

Total	$20,423,760	$1,410,480	$65,124	$21,899,364

*  Securities with a market value of $2,191,541,000, which represented 10.03% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$1,325,545	$—	$—	$1,325,545
Health care	1,275,863	—	—	1,275,863
Consumer discretionary	1,254,286	—	6,802	1,261,088
Industrials	976,209	—	—	976,209
Information technology	938,777	—	—	938,777
Consumer staples	665,115	—	—	665,115
Telecommunication services	591,059	—	—	591,059
Materials	348,793	3,717	—	352,510
Energy	233,930	—	—	233,930
Utilities	217,563	—	—	217,563
Miscellaneous	322,194	—	—	322,194
Bonds, notes & other debt instruments	—	100,786	—	100,786
Short-term securities	—	145,418	—	145,418

Total	$8,149,334	$249,921	$6,802	$8,406,057

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$10,457	—	$10,457
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(31)	—	(31)

Total	—	$10,426	—	$10,426

*  Securities with a market value of $7,174,467,000, which represented 84.51% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

† Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

New World Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$355,330	$—	$—	$355,330
Consumer staples	302,677	—	—	302,677
Information technology	267,438	—	—	267,438
Financials	239,711	—	35	239,746
Energy	228,283	—	—	228,283
Health care	187,465	—	—	187,465
Industrials	160,399	—	—	160,399
Materials	108,231	—	—	108,231
Telecommunication services	101,950	—	—	101,950
Utilities	24,882	—	—	24,882
Miscellaneous	120,687	—	—	120,687
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	196,498	—	196,498
U.S. Treasury bonds & notes	—	19,948	—	19,948
Other	—	43,371	—	43,371
Short-term securities	—	93,979	—	93,979

Total	$2,097,053	$353,796	$35	$2,450,884

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$595	—	$595
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9)	—	(9)

Total	—	$586	—	$586

*  Securities with a market value of $1,163,438,000, which represented 47.32% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

† Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$998,028	$—	—	$998,028
Health care	977,522	—	—	977,522
Industrials	662,192	—	—	662,192
Consumer staples	649,124	—	—	649,124
Energy	497,712	—	—	497,712
Telecommunication services	496,191	—	—	496,191
Consumer discretionary	350,965	—	—	350,965
Utilities	254,671	—	—	254,671
Financials	234,312	—	—	234,312
Materials	121,866	—	—	121,866
Miscellaneous	208,769	—	—	208,769
Convertible securities	68,387	—	—	68,387
Short-term securities	—	291,524	—	291,524

Total	$5,519,739	$291,524	—	$5,811,263

American Funds Insurance Series

Global Growth and Income Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$436,208	$—	$550	$436,758
Consumer discretionary	318,197	—	—	318,197
Information technology	210,354	—	—	210,354
Industrials	195,954	—	—	195,954
Health care	173,887	—	—	173,887
Consumer staples	140,777	—	—	140,777
Telecommunication services	116,365	3,226	—	119,591
Energy	95,242	—	—	95,242
Utilities	75,638	—	—	75,638
Materials	75,623	—	—	75,623
Miscellaneous	34,470	—	—	34,470
Convertible securities	—	12,833	365	13,198
Bonds, notes & other debt instruments	—	21,728	—	21,728
Short-term securities	—	64,570	—	64,570

Total	$1,872,715	$102,357	$915	$1,975,987

*  Securities with a market value of $678,918,000, which represented 34.28% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Growth-Income Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$3,734,119	$—	—	$3,734,119
Information technology	3,527,967	—	—	3,527,967
Consumer discretionary	3,030,004	—	—	3,030,004
Industrials	2,614,680	—	—	2,614,680
Energy	2,186,543	—	—	2,186,543
Consumer staples	1,732,138	—	—	1,732,138
Financials	1,555,216	—	—	1,555,216
Materials	1,403,167	—	—	1,403,167
Telecommunication services	610,274	—	—	610,274
Utilities	116,687	—	—	116,687
Miscellaneous	616,730	—	—	616,730
Preferred securities	—	12,747	—	12,747
Rights & warrants	3,195	—	—	3,195
Convertible securities	22,399	98,771	—	121,170
Bonds, notes & other debt instruments	—	82,765	—	82,765
Short-term securities	—	1,240,779	—	1,240,779

Total	$21,153,119	$1,435,062	—	$22,588,181

*  Securities with a market value of $1,261,238,000, which represented 5.57% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

International Growth and Income Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$164,646	$—	—	$164,646
Consumer discretionary	119,905	—	—	119,905
Consumer staples	108,329	—	—	108,329
Utilities	84,157	—	—	84,157
Industrials	74,599	—	—	74,599
Health care	74,570	—	—	74,570
Telecommunication services	66,129	—	—	66,129
Energy	39,657	—	—	39,657
Information technology	31,740	—	—	31,740
Materials	18,588	—	—	18,588
Miscellaneous	3,736	—	—	3,736
Convertible securities	—	2,803	—	2,803
Bonds, notes & other debt instruments	—	13,444	—	13,444
Short-term securities	—	49,894	—	49,894

Total	$786,056	$66,141	—	$852,197

*  Securities with a market value of $545,687,000, which represented 63.53% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$1,565,160	$—	$—	$1,565,160
Consumer discretionary	1,539,437	266	4,558	1,544,261
Health care	1,322,806	—	—	1,322,806
Energy	1,113,709	—	—	1,113,709
Industrials	969,341	—	21,572	990,913
Information technology	891,048	—	—	891,048
Consumer staples	614,990	—	—	614,990
Materials	612,069	—	2,241	614,310
Telecommunication services	254,831	—	—	254,831
Utilities	232,261	—	—	232,261
Miscellaneous	425,849	—	—	425,849
Rights & warrants	803	—	—	803
Convertible securities	—	3,978	12,682	16,660
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,224,412	—	1,224,412
Mortgage-backed obligations	—	770,429	—	770,429
Corporate bonds & notes	—	524,797	—	524,797
Federal agency bonds & notes	—	76,748	—	76,748
Other	—	449,673	—	449,673
Short-term securities	—	1,605,133	—	1,605,133

Total	$9,542,304	$4,655,436	$41,053	$14,238,793

*  Securities with a market value of $508,450,000, which represented 3.64% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series

Global Balanced Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer staples	$14,405	$—	—	$14,405
Financials	14,212	—	—	14,212
Information technology	13,122	—	—	13,122
Consumer discretionary	12,003	—	—	12,003
Health care	11,108	—	—	11,108
Industrials	10,772	—	—	10,772
Energy	9,223	—	—	9,223
Telecommunication services	6,599	—	—	6,599
Materials	4,890	478	—	5,368
Utilities	2,142	—	—	2,142
Miscellaneous	4,367	—	—	4,367
Preferred securities	—	160	—	160
Convertible securities	—	1,130	—	1,130
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	24,760	—	24,760
Corporate bonds & notes	—	14,560	—	14,560
U.S. Treasury bonds & notes	—	6,309	—	6,309
Mortgage-backed obligations	—	4,579	—	4,579
Short-term securities	—	14,199	—	14,199

Total	$102,843	$66,175	—	$169,018

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$47	—	$47
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(25)	—	(25)

Total	—	$22	—	$22

*  Securities with a market value of $46,398,000, which represented 27.96% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

† Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	$2,374,623	$—	$2,374,623
U.S. Treasury bonds & notes	—	2,173,663	—	2,173,663
Corporate bonds & notes	—	1,362,138	—	1,362,138
Bonds & notes of governments & government agencies outside the U.S.	—	303,594	—	303,594
Federal agency bonds & notes	—	197,078	—	197,078
Other	—	1,525,246	—	1,525,246
Convertible securities	—	1,328	—	1,328
Preferred securities	—	3,141	—	3,141
Common stocks	—	3	5,227	5,230
Short-term securities	—	1,376,312	—	1,376,312

Total	—	$9,317,126	$5,227	$9,322,353

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$1,265	—	$1,265
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(244)	—	(244)

Total	—	$1,021	—	$1,021

*Forward currency contracts are not included in the investment portfolio.

Global Bond Fund
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	—	$561,556	$—	$561,556
Japanese yen	—	200,822	—	200,822
Mexican pesos	—	104,378	—	104,378
Polish zloty	—	80,355	—	80,355
Swedish kronor	—	75,197	—	75,197
British pounds	—	51,407	—	51,407
South Korean won	—	49,022	—	49,022
Norwegian kroner	—	46,585	—	46,585
Hungarian forints	—	28,794	—	28,794
Malaysian ringgits	—	27,292	—	27,292
U.S. dollars	—	1,128,066	—	1,128,066
Other currencies	—	138,402	—	138,402
Convertible securities	—	—	413	413
Common stocks	—	—	872	872
Short-term securities	—	238,470	—	238,470

Total	—	$2,730,346	$1,285	$2,731,631

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$2,497	—	$2,497
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,297)	—	(1,297)

Total	—	$1,200	—	$1,200

*Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

High-Income Bond Fund
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,584,327	$—	$1,584,327
Bonds & notes of governments outside the U.S.	—	44,354	—	44,354
Other	—	3,443	—	3,443
Convertible securities	3,061	5,026	7,538	15,625
Preferred securities	—	6,571	—	6,571
Common stocks	4,268	407	29,552	34,227
Rights & warrants	279	—	—	279
Short-term securities	—	69,180	—	69,180

Total	$7,608	$1,713,308	$37,090	$1,758,006

	Other investments[1]

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	—	$36	—	$36

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2013 (dollars in thousands):

	Beginning value at 1/1/2013	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2013

Investment securities	$3,779	$12,893	$59,987	$(15,807)	$(50)	$(23,319)	$(393)	$37,090

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2013:								$(26,255)

[1]	Forward currency contracts are not included in the investment portfolio.
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

Unobservable inputs — The following table provides additional information used by the funds’ investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

	Value at 6/30/2013	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input*

Convertible securities	$7,538	Market comparable companies	EV/EBITDA multiple	9.38x–12.60x	Increase
			DLOM	15%–19%	Decrease

Common stocks	29,552	Blend of market comparable	EV	$525M–$773M	Increase
		companies and market indication	EBITDA multiple	7.8x–9.3x	Increase

		Market comparable companies	EBITDA multiple	4.89x–7.39x	Increase
			DLOM	10%–19%	Decrease

$37,090

*  This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EV = Enterprise value
EBITDA = Earnings before interest, taxes, depreciation and amortization
DLOM = Discount for lack of marketability

American Funds Insurance Series

Mortgage Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

Cash Management Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2013, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal

American Funds Insurance Series

and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce a fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

American Funds Insurance Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, certain of the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

American Funds Insurance Series

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described below.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the funds’ exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

To reduce the risk to counterparties of forward currency contracts, the funds have entered into a collateral program with certain counterparties. The program calls for the funds to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2013, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the funds’ open positions in futures contracts, the funds are required to deposit with a futures broker, or futures commission merchant (FCM), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that typically range from 1% to 5% of the notional value of the futures contract being traded. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

American Funds Insurance Series

On a daily basis, the funds pay or receive a “variation margin” based on the increase or decrease in the value of the futures contracts and record variation margin on futures contracts in the statement of assets and liabilities. In addition, the funds segregate liquid assets equivalent to the funds’ outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. The funds record realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Rights of setoff — Funds that hold derivative instruments have enforceable master netting or similar agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities. The following tables present the funds’ forward currency or futures contracts that are subject to potential offset on the statements of assets and liabilities as of June 30, 2013 (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Forward currency contracts	$2,377	$—	$—	$—	$2,377

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Forward currency contracts	$1,247	$—	$(399)	$—	$848

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Forward currency contracts	$10,457	$—	$—	$—	$10,457
Liabilities: Forward currency contracts	31	—	—	—	31

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Forward currency contracts	$732	$(14)	$(261)	$—	$457
Liabilities: Forward currency contracts	18	(14)	—	—	4

See end of offsetting tables for footnotes.

American Funds Insurance Series

Global Balanced Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Forward currency contracts	$65		$(13)	$—	$—	$52
Liabilities: Forward currency contracts	26		(13)	—	—	13

Bond Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Forward currency contracts	$1,332		$(524)	$(251)	$—	$557
Liabilities: Forward currency contracts	524		(524)	—	—	—

Global Bond Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Forward currency contracts	$2,801		$(777)	$(2,024)	$—	$—
Liabilities: Forward currency contracts	1,337		(777)	—	—	560

High-Income Bond Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Forward currency contracts	$36		$(17)	$—	$—	$19
Liabilities: Forward currency contracts	71		(17)	(54)	—	—

Managed Risk Growth Fund

			Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Futures contracts	$8		$— †	$—	$—	$8
Liabilities: Futures contracts	—	†	— †	—	—	—

American Funds Insurance Series

Managed Risk International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Futures contracts	$16	$(16)	$—	$—	$—
Liabilities: Futures contracts	19	(16)	—	(3)	—

Managed Risk Blue Chip Income and Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Futures contracts	$12	$—	$—	$—	$12

Managed Risk Growth-Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Futures contracts	$8	$—	$—	$—	$8

Managed Risk Asset Allocation Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Description	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount

Assets: Futures contracts	$120	$(40)	$—	$—	$80
Liabilities: Futures contracts	40	(40)	—	—	—

*	Non-cash collateral is shown on a settlement basis. In some instances, the actual collateral received and/or pledged may be more than the amount shown.
†	Amount less than one thousand.

American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2006; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables on the following pages, some of the funds had capital loss carryforwards available at December 31, 2012. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2012, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2013.

American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

As of December 31, 2012:
Undistributed ordinary income	$16,258	$33,254	$89,940	$31,894	$7,751
Undistributed long-term capital gain	—	—	—	—	11,646
Post-October capital loss deferral*	(261)	—	(17,079)	—	—
Capital loss carryforward:
No expiration	—	(79,088)	—	(145,237)	—
Expiring 2017	(353,831)	(354,503)	(1,583,328)	(1,057,173)	—
Expiring 2018	—	—	(12,099)	(84,504)	—

	$(353,831)	$(433,591)	$(1,595,427)	$(1,286,914)	$—

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$1,435,741	$984,282	$7,938,194	$1,987,068	$455,577
Gross unrealized depreciation on investment securities	(174,517)	(382,022)	(302,941)	(395,390)	(171,514)

Net unrealized appreciation on investment securities	$1,261,224	$602,260	$7,635,253	$1,591,678	$284,063

Cost of investment securities	$4,321,960	$3,034,604	$14,264,111	$6,814,379	$2,166,821

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund

As of December 31, 2012:
Undistributed ordinary income	$22,927	$11,850	$74,334	$392	$50,395	$—
Late year ordinary loss deferral*	—	—	—	—	(24)	(172)
Post-October capital loss deferral*	—	(26,563)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	—	(11,961)	—	(1,359)
Expiring 2016	(2,872)	—	—	—	—	—
Expiring 2017	(495,895)	(515,003)	(736,140)	—	—	—
Expiring 2018	—	(297)	(1,026,621)	—	(11,934)	—

	$(498,767)	$(515,300)	$(1,762,761)	$(11,961)	$(11,934)	$(1,359)

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$1,367,069	$406,200	$7,035,603	$66,186	$2,955,948	$16,651
Gross unrealized depreciation on investment securities	(41,903)	(86,141)	(514,364)	(30,800)	(150,676)	(4,011)

Net unrealized appreciation on investment securities	$1,325,166	$320,059	$6,521,239	$35,386	$2,805,272	$12,640

Cost of investment securities	$4,486,097	$1,655,928	$16,066,942	$816,811	$11,433,521	$156,378

American Funds Insurance Series

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

As of December 31, 2012:
Undistributed ordinary income	$35,166	$14,952	$24,270	$306	$50,308	$—
Late year ordinary loss deferral*	—	(2,774)	—	—	—	—
Undistributed long-term capital gain	96,941	17,722	—	50	53,953	—
Post-October capital loss deferral*	—	—	(16,286)	—	—	—
Capital loss carryforward:
No expiration	—	—	—	—	—	—	†
Expiring 2016	—	—	(9,223)	—	—	—
Expiring 2017	—	—	(113,685)	—	—	—

	$—	$—	$(122,908)	$—	$—	$—	†

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$205,137	$42,909	$78,830	$1,405	$23,327	$9
Gross unrealized depreciation on investment securities	(149,413)	(67,402)	(80,420)	(2,277)	(45,902)	(6)

Net unrealized appreciation (depreciation) on investment securities	$55,724	$(24,493)	$(1,590)	$(872)	$(22,575)	$3

Cost of investment securities	$9,266,629	$2,756,124	$1,759,596	$279,561	$4,417,526	$537,236

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

As of December 31, 2012:
Undistributed ordinary income	—	—	—	—	$3
Capital loss carryforward:
No expiration	—	—	—	—	(42)

	—	—	—	—	$(42)

As of June 30, 2013:
Gross unrealized appreciation on investment securities	$43	$5	$13	$32	$6,699
Gross unrealized depreciation on investment securities	(11)	(188)	(23)	(13)	(1,478)

Net unrealized appreciation (depreciation) on investment securities	$32	$(183)	$(10)	$19	$5,221

Cost of investment securities	$5,640	$5,579	$6,325	$5,720	$257,054

*These deferrals are considered incurred in the subsequent year.
† Amount less than one thousand.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2013					Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$5,955		—	$5,955		$16,161		—	$16,161
Class 2	12,951		—	12,951		32,113		—	32,113
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$18,906		—	$18,906		$48,274		—	$48,274

See end of distributions tables for footnotes.

American Funds Insurance Series

Global Small Capitalization Fund

	Six months ended June 30, 2013					Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$9,160		—	$9,160		$14,672		—	$14,672
Class 2	24,174		—	24,174		34,610		—	34,610
Class 4[1]	3		—	3		—	[2]	—	—	[2]

Total	$33,337		—	$33,337		$49,282		—	$49,282

Growth Fund

	Six months ended June 30, 2013					Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$28,593		—	$28,593		$75,334		—	$75,334
Class 2	60,664		—	60,664		122,858		—	122,858
Class 3	795		—	795		1,643		—	1,643
Class 4[1]	4		—	4		—	[2]	—	—	[2]

Total	$90,056		—	$90,056		$199,835		—	$199,835

International Fund

	Six months ended June 30, 2013					Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$13,105		—	$13,105		$60,357		—	$60,357
Class 2	19,869		—	19,869		78,128		—	78,128
Class 3	161		—	161		650		—	650
Class 4[1]	1		—	1		—	[2]	—	—	[2]

Total	$33,136		—	$33,136		$139,135		—	$139,135

New World Fund

	Six months ended June 30, 2013					Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$4,240		$5,690	$9,930		$13,526		—	$13,526
Class 2	3,902		5,994	9,896		13,443		—	13,443
Class 4[1]	3		4	7		—	[2]	—	—	[2]

Total	$8,145		$11,688	$19,833		$26,969		—	$26,969

Blue Chip Income and Growth Fund

	Six months ended June 30, 2013					Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$9,725		—	$9,725		$29,511		—	$29,511
Class 2	13,384		—	13,384		67,663		—	67,663
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$23,109		—	$23,109		$97,174		—	$97,174

See end of distributions tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$1,232		—	$1,232		$4,745		—	$4,745
Class 2	10,721		—	10,721		45,110		—	45,110
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$11,953		—	$11,953		$49,855		—	$49,855

Growth-Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$30,750		—	$30,750		$179,283		—	$179,283
Class 2	43,331		—	43,331		213,820		—	213,820
Class 3	567		—	567		2,787		—	2,787
Class 4[1]	2		—	2		—	[2]	—	—	[2]

Total	$74,650		—	$74,650		$395,890		—	$395,890

International Growth and Income Fund

	Six months ended June 30, 2013					Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$317		—	$317		$4,726		—	$4,726
Class 2	116		—	116		4,685		—	4,685
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$433		—	$433		$9,411		—	$9,411

Asset Allocation Fund

	Six months ended June 30, 2013					Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$31,689		—	$31,689		$149,689		—	$149,689
Class 2	18,641		—	18,641		99,191		—	99,191
Class 3	141		—	141		742		—	742
Class 4[1]	—	[2]	—	—	[2]	—	[2]	—	—	[2]

Total	$50,471		—	$50,471		$249,622		—	$249,622

Global Balanced Fund

	Six months ended June 30, 2013					Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	—		—	—		$562		—	$562
Class 2	—		—	—		1,835		—	1,835
Class 4[1]	—		—	—		—	[2]	—	—	[2]

Total	—		—	—		$2,397		—	$2,397

American Funds Insurance Series

Bond Fund

	Six months ended June 30, 2013						Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$16,954		$43,797		$60,751		$106,210		—	$106,210
Class 2	18,567		53,541		72,108		125,665		—	125,665
Class 4[1]	2		6		8		—	[2]	—	—	[2]

Total	$35,523		$97,344		$132,867		$231,875		—	$231,875

Global Bond Fund

	Six months ended June 30, 2013						Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$6,185		$7,310		$13,495		$23,288		$3,369	$26,657
Class 2	8,801		10,402		19,203		42,360		7,923	50,283
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]

Total	$14,986		$17,712		$32,698		$65,648		$11,292	$76,940

High-Income Bond Fund

	Six months ended June 30, 2013						Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$9,943		—		$9,943		$62,358		—	$62,358
Class 2	14,236		—		14,236		79,441		—	79,441
Class 3	244		—		244		1,459		—	1,459
Class 4[1]	—	[2]	—		—	[2]	—	[2]	—	—	[2]

Total	$24,423		—		$24,423		$143,258		—	$143,258

Mortgage Fund

	Six months ended June 30, 2013						Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$263		$46		$309		$1,305		—	$1,305
Class 2	72		15		87		648		—	648
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]

Total	$335		$61		$396		$1,953		—	$1,953

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2013						Year ended December 31, 2012

Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$24,115		$25,494		$49,609		$45,898		$27,829	$73,727
Class 2	25,984		28,443		54,427		47,011		31,761	78,772
Class 3	234		255		489		493		330	823
Class 4[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]

Total	$50,333		$54,192		$104,525		$93,402		$59,920	$153,322

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2013						For the period ended December 31, 2012[3]

Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class P1	$45		—		$45		$111		—	$111
Class P2	18		—		18		206		—	206

Total	$63		—		$63		$317		—	$317

[1] For the period December 14, 2012, commencement of operations, through December 31, 2012.
[2] Amount less than one thousand.
[3] For the period September 28, 2012, commencement of operations, through December 31, 2012.

Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund did not make any distributions during the period May 1, 2013, commencement of operations, to June 30, 2013.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are related parties to the funds.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Sub-advisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any sub-advisory fees.

Investment advisory services waivers — CRMC is currently waiving a portion of its investment advisory services fees for Asset Allocation Fund and each of the managed risk funds. Investment advisory services fees are presented in the statements of operations gross of the waivers from CRMC. For the six months ended June 30, 2013, total investment advisory services fees waived by CRMC were $51,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the investment advisory services waiver, are as follows:

					For the period ended June 30, 2013, before waiver	For the period ended June 30, 2013, after waiver

	Rates		Net asset level (in billions)

Fund	Beginning with	Ending with	Up to	In excess of

Global Growth Fund	.690%	.460%	$.6	$5.0	.53%	.53%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.49	.49
New World Fund	.850	.620	.5	2.5	.73	.73
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.59	.59
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.65	.65
Asset Allocation Fund	.500	.250	.6	8.0	.29	.29
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.500	1.0	1.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 2	0.25%	0.25%
Class 3	0.18%	0.18%
Class 4	0.25%	0.25%
Class P1	0.00%	0.25%
Class P2	0.25%	0.50%

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a sub-administration agreement with BNY Mellon under which the funds compensate BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses on the managed risk funds so that they will not exceed 0.28% of each funds’ average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2013, total expenses reimbursed by CRMC were $98,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

	Distribution services	Insurance administrative services	Administrative services

Class 1	$—	—	$78
Class 2	4,810	—	192
Class 4	—	—	—

Total class-specific expenses	$4,810	—	$270

Global Small Capitalization Fund

	Distribution services		Insurance administrative services		Administrative services

Class 1	$—		$—		$52
Class 2	3,393		—		136
Class 4	—	*	—	*	—	*

Total class-specific expenses	$3,393		$—	*	$188

Growth Fund

	Distribution services		Insurance administrative services		Administrative services

Class 1	$—		$—		$335
Class 2	19,101		—		764
Class 3	176		—		10
Class 4	—	*	—	*	—	*

Total class-specific expenses	$19,277		$—	*	$1,109

International Fund

	Distribution services		Insurance administrative services		Administrative services

Class 1	$—		$—		$172
Class 2	6,857		—		274
Class 3	39		—		2
Class 4	—	*	—	*	—	*

Total class-specific expenses	$6,896		$—	*	$448

New World Fund

	Distribution services		Insurance administrative services		Administrative services

Class 1	$—		$—		$60
Class 2	1,677		—		67
Class 4	—	*	—	*	—	*

Total class-specific expenses	$1,677		$—	*	$127

Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services	Administrative services

Class 1	$—	—	$104
Class 2	4,430	—	177
Class 4	—	—	—

Total class-specific expenses	$4,430	—	$281

Global Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services

Class 1	$—	—	$10
Class 2	2,326	—	93
Class 4	—	—	—

Total class-specific expenses	$2,326	—	$103

Growth-Income Fund

	Distribution services		Insurance administrative services		Administrative services

Class 1	$—		$—		$446
Class 2	17,328		—		693
Class 3	158		—		9
Class 4	—	*	—	*	—	*

Total class-specific expenses	$17,486		$—	*	$1,148

See end of class-specific expenses tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services

Class 1	$—	—	$27
Class 2	297	—	12
Class 4	—	—	—

Total class-specific expenses	$297	—	$39

Asset Allocation Fund

	Distribution services	Insurance administrative services	Administrative services

Class 1	$—	—	$395
Class 2	6,755	—	270
Class 3	36	—	2
Class 4	—	—	—

Total class-specific expenses	$6,791	—	$667

Global Balanced Fund

	Distribution services	Insurance administrative services	Administrative services

Class 1	$—	—	$2
Class 2	158	—	6
Class 4	—	—	—

Total class-specific expenses	$158	—	$8

Bond Fund

	Distribution services		Insurance administrative services		Administrative services

Class 1	$—		$—		$187
Class 2	6,077		—		243
Class 4	—	*	—	*	—	*

Total class-specific expenses	$6,077		$—	*	$430

Global Bond Fund

	Distribution services	Insurance administrative services	Administrative services

Class 1	$—	—	$53
Class 2	2,012	—	80
Class 4	—	—	—

Total class-specific expenses	$2,012	—	$133

High-Income Bond Fund

	Distribution services	Insurance administrative services	Administrative services

Class 1	$—	—	$41
Class 2	1,378	—	55
Class 3	18	—	1
Class 4	—	—	—

Total class-specific expenses	$1,396	—	$97

Mortgage Fund

	Distribution services	Insurance administrative services	Administrative services

Class 1	$—	—	$6
Class 2	62	—	3
Class 4	—	—	—

Total class-specific expenses	$62	—	$9

U.S. Government/AAA-Rated Securities Fund

	Distribution services	Insurance administrative services	Administrative services

Class 1	$—	—	$87
Class 2	2,416	—	97
Class 3	16	—	1
Class 4	—	—	—

Total class-specific expenses	$2,432	—	$185

Cash Management Fund

	Distribution services	Insurance administrative services	Administrative services

Class 1	$—	—	$3
Class 2	534	—	22
Class 3	9	—	—	*
Class 4	—	—	—

Total class-specific expenses	$543	—	$25

Managed Risk Growth Fund

	Distribution services		Insurance administrative services		Administrative services

Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

American Funds Insurance Series

Managed Risk International Fund

	Distribution services		Insurance administrative services		Administrative services

Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

Managed Risk Blue Chip Income and Growth Fund

	Distribution services		Insurance administrative services		Administrative services

Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

Managed Risk Growth-Income Fund

	Distribution services		Insurance administrative services		Administrative services

Class P1	$—		$—		—
Class P2	—	*	—	*	—

Total class-specific expenses	$—	*	$—	*	—

Managed Risk Asset Allocation Fund

	Distribution services		Insurance administrative services		Administrative services

Class P1	$—		$23		—
Class P2	129		129		—

Total class-specific expenses	$129		$152		—

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation

Global Growth Fund	$31		$4		$35
Global Small Capitalization Fund	22		2		24
Growth Fund	136		42		178
International Fund	55		19		74
New World Fund	15		1		16
Blue Chip Income and Growth Fund	27		3		30
Global Growth and Income Fund	12		1		13
Growth-Income Fund	145		48		193
International Growth and Income Fund	2		—	*	2
Asset Allocation Fund	75		14		89
Global Balanced Fund	1		—	*	1
Bond Fund	53		6		59
Global Bond Fund	16		1		17
High-Income Bond Fund	12		5		17
Mortgage Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	23		5		28
Cash Management Fund	3		2		5
Managed Risk Growth Fund	—		—		—
Managed Risk International Fund	—		—		—
Managed Risk Blue Chip Income and Growth Fund	—		—		—
Managed Risk Growth-Income Fund	—		—		—
Managed Risk Asset Allocation Fund	—	*	—	*	—	*

            *Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

American Funds Insurance Series

8. Fund merger

On May 17, 2013, Global Growth Fund (the “acquiring fund”) acquired the net assets of Global Discovery Fund (the “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the Board of Trustees on December 5, 2012. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on May 17, 2013. Both Class 1 and Class 2 shares were exchanged at a ratio of 0.57 to 1. Shares issued by Global Growth Fund are disclosed in the capital share transactions noted below. Further information about the merger of the funds is as follows (dollars and shares in thousands):

	Status	Shares outstanding		Net assets	Net asset value per share

Global Discovery Fund	Acquired fund
Class 1		1,178		$17,890	$15.19
Class 2		17,234		$260,407	$15.11

Global Growth Fund	Acquiring fund
Class 1		64,374		$1,718,150	$26.69
Class 2		150,243		$3,981,436	$26.50
Class 4		—	*	$1	$26.68

Global Growth Fund	Post merger
Class 1		65,045		$1,736,040	$26.69
Class 2		160,070		$4,241,843	$26.50
Class 4		—	*	$1	$26.68

*Amount less than one thousand.

Components of net assets acquired on May 17, 2013

Capital paid in on shares of beneficial interest	$189,397
Undistributed net investment income	—
Undistributed net realized gain	—
Net unrealized appreciation	88,900

Total net assets	$278,297

Had the acquisition been completed on January 1, 2013, the beginning of the annual reporting period for both the acquired and acquiring funds, the pro forma results of operations for the year ended December 31, 2012, would have been as follows (dollars in thousands):

Pro forma components of net assets on January 1, 2013

Capital paid in on shares of beneficial interest	$4,434,571
Undistributed net investment income	3,153
Accumulated net realized loss	(368,635)
Net unrealized appreciation	1,382,058

Total net assets	$5,451,147

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since May 17, 2013.

American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]			Issued in connection with merger of Global Discovery Fund		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)

Share class	Amount	Shares		Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$160,976	7,000		$(18,023)	(670)	$5,955		231		$(102,852)	(4,092)	$46,056	2,469
Class 2	294,207	21,008		(44,035)	(9,827)	12,951		506		(330,600)	(13,235)	(67,477)	(1,548)
Class 4	—	—		—	—	—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$455,183	28,008		$(62,058)	(10,497)	$18,906		737		$(433,452)	(17,327)	$(21,421)	921

Year ended December 31, 2012
Class 1	$116,073	5,365				$16,161		689		$(214,408)	(9,757)	$(82,174)	(3,703)
Class 2	47,056	2,233				32,113		1,371		(608,844)	(28,048)	(529,675)	(24,444)
Class 4[3]	1	—	[2]			—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$163,130	7,598				$48,274		2,060		$(823,252)	(37,805)	$(611,848)	(28,147)

Global Small Capitalization Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$154,092	6,963		$9,160		410		$(280,629)	(12,680)	$(117,377)	(5,307)
Class 2	23,487	1,089		24,174		1,099		(213,790)	(9,876)	(166,129)	(7,688)
Class 4	456	20		3		—	[2]	(51)	(2)	408	18

Total net increase (decrease)	$178,035	8,072		$33,337		1,509		$(494,470)	(22,558)	$(283,098)	(12,977)

Year ended December 31, 2012
Class 1	$183,971	9,682		$14,672		791		$(112,799)	(5,936)	$85,844	4,537
Class 2	86,346	4,691		34,610		1,918		(364,953)	(19,370)	(243,997)	(12,761)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$270,318	14,373		$49,282		2,709		$(477,752)	(25,306)	$(158,152)	(8,224)

Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$125,646	1,922		$28,593		420		$(1,394,800)	(21,609)	$(1,240,561)	(19,267)
Class 2	75,548	1,167		60,664		898		(1,354,153)	(20,807)	(1,217,941)	(18,742)
Class 3	176	2		795		12		(14,024)	(214)	(13,053)	(200)
Class 4	1,253	19		4		—	[2]	(67)	(1)	1,190	18

Total net increase (decrease)	$202,623	3,110		$90,056		1,330		$(2,763,044)	(42,631)	$(2,470,365)	(38,191)

Year ended December 31, 2012
Class 1	$277,348	4,834		$75,334		1,260		$(1,863,267)	(31,869)	$(1,510,585)	(25,775)
Class 2	177,807	3,123		122,858		2,084		(4,632,501)	(81,722)	(4,331,836)	(76,515)
Class 3	1,746	29		1,643		28		(33,580)	(577)	(30,191)	(520)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$456,902	7,986		$199,835		3,372		$(6,529,348)	(114,168)	$(5,872,611)	(102,810)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

International Fund
	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$128,674	6,973		$13,105		703		$(720,467)	(39,427)	$(578,688)	(31,751)
Class 2	104,865	5,680		19,869		1,069		(456,500)	(24,763)	(331,766)	(18,014)
Class 3	355	19		161		9		(3,873)	(210)	(3,357)	(182)
Class 4	533	29		1		—	[2]	(34)	(2)	500	27

Total net increase (decrease)	$234,427	12,701		$33,136		1,781		$(1,180,874)	(64,402)	$(913,311)	(49,920)

Year ended December 31, 2012
Class 1	$266,734	16,344		$60,357		3,445		$(552,826)	(32,947)	$(225,735)	(13,158)
Class 2	225,412	13,909		78,128		4,462		(859,434)	(51,810)	(555,894)	(33,439)
Class 3	374	23		650		37		(7,378)	(446)	(6,354)	(386)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$492,521	30,276		$139,135		7,944		$(1,419,638)	(85,203)	$(787,982)	(46,983)

New World Fund
	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$151,421	6,543		$9,930		435		$(52,069)	(2,258)	$109,282	4,720
Class 2	34,848	1,518		9,896		438		(135,573)	(5,895)	(90,829)	(3,939)
Class 4	1,019	44		7		—	[2]	(23)	(1)	1,003	43

Total net increase (decrease)	$187,288	8,105		$19,833		873		$(187,665)	(8,154)	$19,456	824

Year ended December 31, 2012
Class 1	$243,140	11,398		$13,526		600		$(92,066)	(4,285)	$164,600	7,713
Class 2	54,652	2,591		13,443		599		(252,673)	(11,890)	(184,578)	(8,700)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$297,793	13,989		$26,969		1,199		$(344,739)	(16,175)	$(19,977)	(987)

Blue Chip Income and Growth Fund
	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$793,500	74,023		$9,725		831		$(68,222)	(6,039)	$735,003	68,815
Class 2	5,959	541		13,384		1,154		(352,552)	(31,869)	(333,209)	(30,174)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$799,459	74,564		$23,109		1,985		$(420,774)	(37,908)	$401,794	38,641

Year ended December 31, 2012
Class 1	$612,734	61,796		$29,511		2,924		$(399,693)	(39,869)	$242,552	24,851
Class 2	53,607	5,597		67,663		6,761		(461,477)	(47,179)	(340,207)	(34,821)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$666,342	67,393		$97,174		9,685		$(861,170)	(87,048)	$(97,654)	(9,970)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund
	Sales[1]				Reinvestments of dividends				Repurchases[1]		Net increase (decrease)

Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$18,277		1,621		$1,232		108		$(18,626)	(1,657)	$883	72
Class 2	19,387		1,752		10,721		939		(203,441)	(18,071)	(173,333)	(15,380)
Class 4	—	[2]	—	[2]	—	[2]	—	[2]	— [2]	— [2]	— [2]	— [2]

Total net increase (decrease)	$37,664		3,373		$11,953		1,047		$(222,067)	(19,728)	$(172,450)	(15,308)

Year ended December 31, 2012
Class 1	$27,152		2,703		$4,745		459		$(36,662)	(3,653)	$(4,765)	(491)
Class 2	28,455		2,924		45,110		4,374		(329,160)	(33,092)	(255,595)	(25,794)
Class 4[3]	1		—	[2]	—	[2]	—		—	—	1	— [2]

Total net increase (decrease)	$55,608		5,627		$49,855		4,833		$(365,822)	(36,745)	$(260,359)	(26,285)

Growth-Income Fund
	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$470,750	11,269		$30,750		703		$(2,539,988)	(62,292)	$(2,038,488)	(50,320)
Class 2	38,930	933		43,331		998		(1,281,232)	(30,726)	(1,198,971)	(28,795)
Class 3	428	10		567		13		(14,131)	(336)	(13,136)	(313)
Class 4	823	19		2		—	[2]	(77)	(2)	748	17

Total net increase (decrease)	$510,931	12,231		$74,650		1,714		$(3,835,428)	(93,356)	$(3,249,847)	(79,411)

Year ended December 31, 2012
Class 1	$994,378	26,843		$179,283		4,692		$(2,343,170)	(62,718)	$(1,169,509)	(31,183)
Class 2	138,677	3,857		213,820		5,631		(2,162,539)	(59,217)	(1,810,042)	(49,729)
Class 3	820	22		2,787		73		(33,096)	(898)	(29,489)	(803)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$1,133,876	30,722		$395,890		10,396		$(4,538,805)	(122,833)	$(3,009,039)	(81,715)

International Growth and Income Fund
	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$418,740	26,678		$317		19		$(5,557)	(346)	$413,500	26,351
Class 2	14,721	932		116		7		(19,913)	(1,211)	(5,076)	(272)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	—	[2]

Total net increase (decrease)	$433,461	27,610		$433		26		$(25,470)	(1,557)	$408,424	26,079

Year ended December 31, 2012
Class 1	$166,454	10,893		$4,726		310		$(7,358)	(503)	$163,822	10,700
Class 2	21,059	1,460		4,685		308		(27,910)	(1,901)	(2,166)	(133)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]

Total net increase (decrease)	$187,514	12,353		$9,411		618		$(35,268)	(2,404)	$161,657	10,567

American Funds Insurance Series

Asset Allocation Fund
	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$751,816	37,796		$31,689		1,546		$(231,336)	(11,663)	$552,169	27,679
Class 2	103,656	5,266		18,641		916		(424,007)	(21,558)	(301,710)	(15,376)
Class 3	913	45		141		7		(2,180)	(109)	(1,126)	(57)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$856,385	43,107		$50,471		2,469		$(657,523)	(33,330)	$249,333	12,246

Year ended December 31, 2012
Class 1	$690,030	39,118		$149,689		8,204		$(419,110)	(23,646)	$420,609	23,676
Class 2	106,642	6,083		99,191		5,485		(823,760)	(46,863)	(617,927)	(35,295)
Class 3	1,291	73		742		41		(6,555)	(370)	(4,522)	(256)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$797,964	45,274		$249,622		13,730		$(1,249,425)	(70,879)	$(201,839)	(11,875)

Global Balanced Fund
	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$251	23		—		—		$(182)	(17)	$69	6
Class 2	16,924	1,581		—		—		(6,113)	(577)	10,811	1,004
Class 4	—	—		—		—		—	—	—	—

Total net increase (decrease)	$17,175	1,604		—		—		$(6,295)	(594)	$10,880	1,010

Year ended December 31, 2012
Class 1	$29	3		$562		54		$(1)	— [2]	$590	57
Class 2	46,372	4,711		1,835		178		(9,674)	(984)	38,533	3,905
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]

Total net increase (decrease)	$46,402	4,714		$2,397		232		$(9,675)	(984)	$39,124	3,962

Bond Fund
	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$647,012	57,499		$60,751		5,523		$(544,046)	(48,338)	$163,717	14,684
Class 2	113,942	10,300		72,108		6,634		(339,667)	(30,558)	(153,617)	(13,624)
Class 4	680	61		8		—	[2]	(3)	— [2]	685	61

Total net increase (decrease)	$761,634	67,860		$132,867		12,157		$(883,716)	(78,896)	$10,785	1,121

Year ended December 31, 2012
Class 1	$761,662	67,100		$106,210		9,439		$(1,419,488)	(125,727)	$(551,616)	(49,188)
Class 2	302,695	27,149		125,665		11,291		(504,544)	(45,084)	(76,184)	(6,644)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$1,064,358	94,249		$231,875		20,730		$(1,924,032)	(170,811)	$(627,799)	(55,832)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Global Bond Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$277,449	22,871		$13,495		1,134		$(80,843)	(6,693)	$210,101	17,312
Class 2	45,376	3,762		19,203		1,622		(87,004)	(7,264)	(22,425)	(1,880)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	—	[2]

Total net increase (decrease)	$322,825	26,633		$32,698		2,756		$(167,847)	(13,957)	$187,676	15,432

Year ended December 31, 2012
Class 1	$374,578	30,370		$26,657		2,182		$(78,701)	(6,414)	$322,534	26,138
Class 2	135,590	11,094		50,283		4,140		(210,485)	(17,264)	(24,612)	(2,030)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	—	[2]

Total net increase (decrease)	$510,169	41,464		$76,940		6,322		$(289,186)	(23,678)	$297,923	24,108

High-Income Bond Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$60,196	5,264		$9,943		883		$(245,966)	(21,479)	$(175,827)	(15,332)
Class 2	13,706	1,219		14,236		1,280		(119,565)	(10,600)	(91,623)	(8,101)
Class 3	240	21		244		22		(3,824)	(334)	(3,340)	(291)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$74,142	6,504		$24,423		2,185		$(369,355)	(32,413)	$(270,790)	(23,724)

Year ended December 31, 2012
Class 1	$112,401	9,936		$62,358		5,619		$(115,003)	(10,154)	$59,756	5,401
Class 2	114,547	10,267		79,441		7,244		(185,788)	(16,687)	8,200	824
Class 3	5,364	480		1,459		132		(7,355)	(655)	(532)	(43)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$232,313	20,683		$143,258		12,995		$(308,146)	(27,496)	$67,425	6,182

Mortgage Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2013
Class 1	$81,866	7,832		$309		30		$(2,505)	(241)	$79,670		7,621
Class 2	5,752	551		87		9		(4,995)	(480)	844		80
Class 4	—	—		—	[2]	—	[2]	—	—	—	[2]	—	[2]

Total net increase (decrease)	$87,618	8,383		$396		39		$(7,500)	(721)	$80,514		7,701

Year ended December 31, 2012
Class 1	$57,612	5,467		$1,305		125		$(27,398)	(2,586)	$31,519		3,006
Class 2	29,661	2,825		648		62		(2,938)	(279)	27,371		2,608
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1		—	[2]

Total net increase (decrease)	$87,274	8,292		$1,953		187		$(30,336)	(2,865)	$58,891		5,614

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase

Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$77,915	6,154		$49,609		4,057		$(131,429)	(10,381)	$(3,905)	(170)
Class 2	31,566	2,514		54,427		4,494		(102,030)	(8,183)	(16,037)	(1,175)
Class 3	210	16		489		40		(2,679)	(212)	(1,980)	(156)
Class 4	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]

Total net increase (decrease)	$109,691	8,684		$104,525		8,591		$(236,138)	(18,776)	$(21,922)	(1,501)

Year ended December 31, 2012
Class 1	$195,168	15,076		$73,727		5,774		$(209,851)	(16,180)	$59,044	4,670
Class 2	146,483	11,413		78,772		6,228		(192,849)	(15,060)	32,406	2,581
Class 3	1,630	125		823		65		(6,050)	(467)	(3,597)	(277)
Class 4[3]	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]

Total net increase (decrease)	$343,282	26,614		$153,322		12,067		$(408,750)	(31,707)	$87,854	6,974

Cash Management Fund

	Sales[1]			Reinvestments of dividends		Repurchases[1]		Net (decrease) increase

Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class 1	$10,754	949		—	—	$(15,631)	(1,379)	$(4,877)	(430)
Class 2	122,288	10,964		—	—	(118,243)	(10,595)	4,045	369
Class 3	4,229	376		—	—	(3,996)	(355)	233	21
Class 4	—	—		—	—	—	—	—	—

Total net increase (decrease)	$137,271	12,289		—	—	$(137,870)	(12,329)	$(599)	(40)

Year ended December 31, 2012
Class 1	$28,695	2,528		—	—	$(37,213)	(3,278)	$(8,518)	(750)
Class 2	156,563	13,986		—	—	(224,943)	(20,084)	(68,380)	(6,098)
Class 3	7,742	686		—	—	(9,181)	(813)	(1,439)	(127)
Class 4[3]	1	—	[2]	—	—	—	—	1	— [2]

Total net increase (decrease)	$193,001	17,200		—	—	$(271,337)	(24,175)	$(78,336)	(6,975)

Managed Risk Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]				Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares

For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	780	76	—	—	—	[2]	—	[2]	5,680	566

Total net increase	$5,000	500	$780	76	—	—	$—	[2]	—	[2]	$5,780	576

Managed Risk International Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]				Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares

For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	837	84	—	—	—	[2]	—	[2]	5,737	574

Total net increase	$5,000	500	$837	84	—	—	$—	[2]	—	[2]	$5,837	584

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—	—	$100	10
Class P2	4,900	490	1,511	149	—	—	(20)	(2)	6,391	637

Total net increase (decrease)	$5,000	500	$1,511	149	—	—	$(20)	(2)	$6,491	647

Managed Risk Growth-Income Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]				Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares

For the period ended June 30, 2013[4]
Class P1	$100	10	$—	—	—	—	$—		—		$100	10
Class P2	4,900	490	885	87	—	—	—	[2]	—	[2]	5,785	577

Total net increase	$5,000	500	$885	87	—	—	$—	[2]	—	[2]	$5,885	587

Managed Risk Asset Allocation Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2013
Class P1			$30,645	2,851	$45	4	$(5,826)	(521)	$24,864	2,334
Class P2			208,826	19,437	18	2	(7,656)	(692)	201,188	18,747

Total net increase (decrease)			$239,471	22,288	$63	6	$(13,482)	(1,213)	$226,052	21,081

Period ended December 31, 2012[5]
Class P1	$5,000	500	$5,079	509	$111	11	$(78)	(8)	$10,112	1,012
Class P2	5,000	500	18,986	1,899	206	21	(3)	— [2]	24,189	2,420

Total net increase (decrease)	$10,000	1,000	$24,065	2,408	$317	32	$(81)	(8)	$34,301	3,432

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period December 14, 2012, commencement of operations, through December 31, 2012.
[4]	For the period May 1, 2013, commencement of operations, through June 30, 2013.
[5]	For the period September 28, 2012, commencement of operations, through December 31, 2012.

10. Investment transactions and other disclosures

CRMC has agreed to bear all offering and organizational expenses of Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. Offering expenses include state and U.S. Securities and Exchange Commission registration fees. Organizational expenses include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund was less than one thousand dollars for each fund. These expenses are not included in the accompanying financial statements.

American Funds Insurance Series

The following tables present additional information for the six months ended June 30, 2013 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund	Blue Chip Income and Growth Fund

Purchases of investment securities*	$1,540,409	$873,677	$2,239,312	$1,091,556		$780,029	$1,003,191
Sales of investment securities*	1,656,741	1,130,973	5,030,544	1,905,151		695,374	687,859
Non-U.S. taxes paid on dividend income	5,391	1,035	4,788	15,094		2,251	456
Non-U.S. taxes paid on interest income	—	—	—	—		25	—
Non-U.S. taxes paid on realized gains	—	10	—	—		7	—
Non-U.S. taxes provided on unrealized gains	—	—	—	139		1,867	—
Dividends from affiliated issuers	—	—	1,531	—		—	—
Net realized gain from affiliated issuers	—	—	24,584	—		—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund		Global Balanced Fund	Bond Fund

Purchases of investment securities*	$336,862	$2,111,125	$513,066	$4,188,945		$70,873	$11,627,220
Sales of investment securities*	506,858	4,134,600	109,356	4,671,879		62,018	11,867,677
Non-U.S. taxes paid on dividend income	2,066	3,407	1,433	1,809		135	—
Non-U.S. taxes paid on interest income	—	—	1	—		1	—	†
Non-U.S. taxes provided on unrealized gains	—	—	49	—		—	—
Dividends from affiliated issuers	329	—	—	—		—	—

	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund

Purchases of investment securities*	$2,628,234	$508,185	$575,161	$8,976,749
Sales of investment securities*	2,572,283	696,241	513,255	9,408,902
Non-U.S. taxes paid on interest income	203	2	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

Purchases of investment securities*	$5,364	$5,598	$6,044	$5,426		$218,574
Sales of investment securities*	—	93	19	—	†	8,678

*Excludes short-term securities and U.S. government obligations, if any.
† Amount less than one thousand.

11. Ownership concentration

At June 30, 2013, CRMC held aggregate ownership of 20%, 87%, 86%, 78% and 86% of the outstanding shares of Global Balanced Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Global Growth Fund

Class 1
6/30/13[4,5]	$23.58	$.21	$1.58	$1.79	$(.09)	$—	$(.09)	$25.28	7.59%	$1,634.56%[6]				.56%[6]		1.65%[6]
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466.56				.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277.55				.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227.56				.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037.56				.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675.55				.50		2.37
Class 2
6/30/13[4,5]	23.44	.17	1.58	1.75	(.08)	—	(.08)	25.11	7.47	3,950.81			[6]	.81	[6]	1.38	[6]
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723.81				.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535.80				.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308.81				.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100.82				.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198.80				.75		2.12
Class 4
6/30/13[4,5]	23.58	.20	1.58	1.78	(.09)	—	(.09)	25.27	7.55	—	[7]	.62	[6]	.62	[6]	1.58	[6]
12/31/12[4,8]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[7]	.02	[9]	.02	[9]	.04	[9]

Global Small Capitalization Fund

Class 1
6/30/13[4,5]	$20.16	$.03	$1.81	$1.84	$(.21)	$—	$(.21)	$21.79	9.08%	$985.74%[6]				.74%[6]		.32%[6]
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019.75				.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795.74				.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818.75				.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604.76				.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306.74				.67		1.01
Class 2
6/30/13[4,5]	19.86	.01	1.78	1.79	(.20)	—	(.20)	21.45	8.97	2,646.99			[6]	.99	[6]	.12	[6]
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450.99				.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748.99				.92		.70
Class 4
6/30/13[4,5]	20.16	.06	1.74	1.80	(.21)	—	(.21)	21.75	8.88	1		1.25	[6]	1.25	[6]	.51	[6]
12/31/12[4,8]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[7]	.04	[9]	.04	[9]	.04	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth Fund

Class 1
6/30/13[4,5]	$60.90	$.33	$5.96	$6.29	$(.29)	$—	$(.29)	$66.90	10.32%	$6,527.35%[6]			.35%[6]		1.02%[6]
12/31/12	52.07	.63	8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116.35			.35		1.10
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426.34			.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011.34			.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565.35			.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768.33			.30		1.23
Class 2
6/30/13[4,5]	60.45	.25	5.91	6.16	(.27)	—	(.27)	66.34	10.18	15,121.60		[6]	.60	[6]	.77	[6]
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911.60			.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701.59			.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896.59			.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201.60			.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383.58			.55		.95
Class 3
6/30/13[4,5]	60.97	.27	5.96	6.23	(.27)	—	(.27)	66.93	10.22	194.53		[6]	.53	[6]	.85	[6]
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189.53			.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189.52			.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232.52			.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230.53			.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198.51			.48		1.02
Class 4
6/30/13[4,5]	60.90	.32	5.89	6.21	(.29)	—	(.29)	66.82	10.19	1.85		[6]	.85	[6]	.95	[6]
12/31/12[4,8]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	— [7]	.02	[9]	.02	[9]	.05	[9]

International Fund

Class 1
6/30/13[4,5]	$17.68	$.22	$.39	$.61	$(.08)	$—	$(.08)	$18.21	3.42%	$3,149.54%[6]			.54%[6]		2.38%[6]
12/31/12	15.21	.30	2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618.54			.54		1.81
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314.53			.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490.53			.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851.54			.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864.52			.48		2.42
Class 2
6/30/13[4,5]	17.62	.20	.39	.59	(.07)	—	(.07)	18.14	3.33	5,298.79		[6]	.79	[6]	2.18	[6]
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465.79			.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210.78			.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615.78			.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411.79			.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901.77			.72		2.16
Class 3
6/30/13[4,5]	17.70	.21	.38	.59	(.07)	—	(.07)	18.22	3.32	42.72		[6]	.72	[6]	2.24	[6]
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44.72			.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43.71			.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61.71			.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68.72			.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57.70			.65		2.25
Class 4
6/30/13[4,5]	17.68	.15	.45	.60	(.08)	—	(.08)	18.20	3.36	1	1.04	[6]	1.04	[6]	1.61	[6]
12/31/12[4,8]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98	— [7]	.02	[9]	.02	[9]	.05	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

New World Fund

Class 1
6/30/13[4,5]	$22.93	$.22	$(.73)	$(.51)	$(.08)	$(.11)	$(.19)	$22.23	(2.27)%	$1,210.78%[6]				.78%[6]		1.88%[6]
12/31/12	19.65	.33	3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140.79				.79		1.54
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826.78				.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774.80				.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500.82				.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253.81				.73		2.18
Class 2
6/30/13[4,5]	22.75	.18	(.71)	(.53)	(.07)	(.11)	(.18)	22.04	(2.37)	1,248		1.03	[6]	1.03	[6]	1.60	[6]
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044		1.06		.98		1.94
Class 4
6/30/13[4,5]	22.93	.21	(.76)	(.55)	(.08)	(.11)	(.19)	22.19	(2.40)	1		1.29	[6]	1.29	[6]	1.85	[6]
12/31/12[4,8]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[7]	.04	[9]	.04	[9]	.04	[9]

Blue Chip Income and Growth Fund

Class 1
6/30/13[4,5]	$10.05	$.13	$1.34	$1.47	$(.05)	$—	$(.05)	$11.47	14.60%	$2,339.42%[6]				.42%[6]		2.36%[6]
12/31/12	9.00	.24	1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357.43				.43		2.41
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992.42				.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674.44				.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408.44				.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220.43				.39		2.48
Class 2
6/30/13[4,5]	9.97	.12	1.32	1.44	(.04)	—	(.04)	11.37	14.47	3,515.67			[6]	.67	[6]	2.11	[6]
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382.68				.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(0.90)	3,340.67				.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677.69				.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344.69				.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602.68				.64		2.10
Class 4
6/30/13[4,5]	10.05	.13	1.34	1.47	(.05)	—	(.05)	11.47	14.60	—	[7]	.37	[6]	.37	[6]	2.39	[6]
12/31/12[4,8]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[7]	.02	[9]	.02	[9]	.10	[9]

Global Growth and Income Fund

Class 1
6/30/13[4,5]	$10.56	$.22	$.57	$.79	$(.07)	$—	$(.07)	$11.28	7.49%	$193.62%[6]				.62%[6]		3.95%[6]
12/31/12	9.20	.25	1.39	1.64	(.28)	—	(.28)	10.56	17.93	180.62				.62		2.56
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161.61				.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171.61				.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160.63				.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95.62				.56		3.00
Class 2
6/30/13[4,5]	10.54	.20	.57	.77	(.07)	—	(.07)	11.24	7.27	1,788.87			[6]	.87	[6]	3.64	[6]
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837.87				.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839.86				.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130.86				.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951.88				.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529.86				.81		2.73
Class 4
6/30/13[4,5]	10.55	.21	.58	.79	(.07)	—	(.07)	11.27	7.50	—	[7]	.64	[6]	.64	[6]	3.82	[6]
12/31/12[4,8]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[7]	.03	[9]	.03	[9]	.08	[9]

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth-Income Fund

Class 1
6/30/13[4,5]	$38.48	$.33	$4.24	$4.57	$(.15)	$—	$(.15)	$42.90	11.87%	$8,748.29%[6]			.29%[6]		1.58%[6]
12/31/12	33.27	.66	5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782.29			.29		1.79
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496.28			.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370.29			.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142.29			.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034.28			.25		2.03
Class 2
6/30/13[4,5]	38.24	.28	4.21	4.49	(.13)	—	(.13)	42.60	11.75	13,704.54		[6]	.54	[6]	1.35	[6]
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403.54			.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235.53			.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668.54			.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220.54			.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046.53			.50		1.75
Class 3
6/30/13[4,5]	38.52	.29	4.25	4.54	(.14)	—	(.14)	42.92	11.78	174.47		[6]	.47	[6]	1.42	[6]
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168.47			.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172.46			.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209.47			.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225.47			.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205.46			.43		1.83
Class 4
6/30/13[4,5]	38.47	.33	4.19	4.52	(.15)	—	(.15)	42.84	11.74	1.79		[6]	.79	[6]	1.51	[6]
12/31/12[4,8]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	— [7]	.01	[9]	.01	[9]	.03	[9]

International Growth and Income Fund

Class 1
6/30/13[4,5]	$15.29	$.32	$.29	$.61	$(.01)	$—	$(.01)	$15.89	3.97%	$630.70%[6]			.70%[6]		4.07%[6]
12/31/12	13.40	.37	1.89	2.26	(.37)	—	(.37)	15.29	16.84	203.74			.74		2.50
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35.73			.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32.74			.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28.74			.74		2.74
12/31/08[4,10]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12.09			.08		.14
Class 2
6/30/13[4,5]	15.25	.27	.32	.59	(.01)	—	(.01)	15.83	3.85	229.95		[6]	.95	[6]	3.37	[6]
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225.99			.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199.98			.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180.99			.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99.99			.99		1.89
12/31/08[4,10]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4.11			.11		.05
Class 4
6/30/13[4,5]	15.29	.28	.32	.60	(.01)	—	(.01)	15.88	3.91	— [7]	.71	[6]	.71	[6]	3.53	[6]
12/31/12[4,8]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	— [7]	.04	[9]	.04	[9]	.07	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Asset Allocation Fund

Class 1
6/30/13[4,5]	$18.43	$.17	$1.75	$1.92	$(.08)	$—	$(.08)	$20.27	10.40%	$8,478.31%[6]			.31%[6]		1.75%[6]
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199.31			.31		2.11
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932.31			.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235.31			.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151.32			.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243.32			.29		2.98
Class 2
6/30/13[4,5]	18.31	.15	1.72	1.87	(.07)	—	(.07)	20.11	10.20	5,433.56		[6]	.56	[6]	1.50	[6]
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225.56			.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151.56			.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689.57			.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537.58			.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822.57			.54		2.70
Class 3
6/30/13[4,5]	18.45	.15	1.75	1.90	(.07)	—	(.07)	20.28	10.30	40.49		[6]	.49	[6]	1.57	[6]
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38.49			.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38.49			.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44.50			.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44.51			.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41.50			.47		2.77
Class 4
6/30/13[4,5]	18.43	.17	1.74	1.91	(.08)	—	(0.08)	20.26	10.34	— [7]	.34	[6]	.34	[6]	1.68	[6]
12/31/12[4,8]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	— [7]	.01	[9]	.01	[9]	.08	[9]

Global Balanced Fund

Class 1
6/30/13[4,5]	$10.34	$.13	$.16	$.29	$—	$—	$—	$10.63	2.80%	$33.70%[6]			.70%[6]		2.41%[6]
12/31/12	9.35	.20	.98	1.18	(.19)	—	(.19)	10.34	12.58	32.72			.72		2.00
12/31/11[4,11]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28.69		[6]	.69	[6]	1.99	[6]
Class 2
6/30/13[4,5]	10.33	.11	.16	.27	—	—	—	10.60	2.61	133.95		[6]	.95[6]		2.16	[6]
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119.97			.97		1.76
12/31/11[4,11]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72.94		[6]	.94	[6]	1.45	[6]
Class 4
6/30/13[4,5]	10.33	.13	.16	.29	—	—	—	10.62	2.81	— [7]	.72	[6]	.72	[6]	2.36	[6]
12/31/12[4,8]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	— [7]	.03	[9]	.03	[9]	.05	[9]

Bond Fund

Class 1
6/30/13[4,5]	$11.29	$.11	$(.39)	$(.28)	$(.05)	$(.12)	$(.17)	$10.84	(2.48)%	$3,920.39%[6]			.39%[6]		1.95%[6]
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917.39			.39		2.23
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354.38			.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768.38			.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775.39			.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090.40			.36		5.84
Class 2
6/30/13[4,5]	11.17	.09	(.39)	(.30)	(.04)	(.12)	(.16)	10.71	(2.65)	4,692.64		[6]	.64	[6]	1.70	[6]
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044.64			.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984.63			.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074.63			.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635.64			.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432.65			.61		5.53
Class 4
6/30/13[4,5]	11.29	.08	(.38)	(.30)	(.05)	(.12)	(.17)	10.82	(2.66)	1.89		[6]	.89	[6]	1.45	[6]
12/31/12[4,8]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	— [7]	.02	[9]	.02	[9]	.10	[9]

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

Global Bond Fund

Class 1
6/30/13[4,5]	$12.32	$.13	$(.74)	$(.61)	$—	$(.14)	$(.14)	$11.57	(4.95)%	$1,101.56%[6]			.56%[6]		2.20%[6]
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959.56			.56		2.29
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619.56			.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325.57			.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162.59			.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	— [12]	(.54)	10.68	3.60	111.59			.53		4.36
Class 2
6/30/13[4,5]	12.27	.12	(.74)	(.62)	—	(.14)	(.14)	11.51	(5.05)	1,539.81		[6]	.81	[6]	1.95	[6]
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664.81			.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639.81			.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497.83			.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203.84			.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [12]	(.52)	10.66	3.48	802.84			.79		4.06
Class 4
6/30/13[4,5]	12.31	.13	(.74)	(.61)	—	(.14)	(.14)	11.56	(4.95)	— [7]	.45	[6]	.45	[6]	2.21	[6]
12/31/12[4,8]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)	— [7]	.02	[9]	.02	[9]	.11	[9]

High-Income Bond Fund

Class 1
6/30/13[4,5]	$11.16	$.38	$(.22)	$.16	$(.16)	$—	$(.16)	$11.16	1.39%	$723.48%[6]			.48%[6]		6.69%[6]
12/31/12	10.54	.81	.64	1.45	(.83)	—	(.83)	11.16	13.90	894.48			.48		7.25
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787.47			.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769.48			.48		8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	—	(.72)	10.49	39.45	635.48			.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340.48			.43		8.22
Class 2
6/30/13[4,5]	11.03	.36	(.22)	.14	(.15)	—	(.15)	11.02	1.27	1,044.73		[6]	.73	[6]	6.42	[6]
12/31/12	10.42	.78	.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135.73			.73		7.00
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064.72			.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142.73			.73		7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063.74			.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780.73			.68		7.92
Class 3
6/30/13[4,5]	11.18	.37	(.22)	.15	(.15)	—	(.15)	11.18	1.35	18.66		[6]	.66	[6]	6.48	[6]
12/31/12	10.56	.80	.63	1.43	(.81)	—	(.81)	11.18	13.67	21.66			.66		7.07
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21.65			.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23.66			.66		7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24.67			.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18.66			.61		7.96
Class 4
6/30/13[4,5]	11.16	.38	(.23)	.15	(.16)	—	(.16)	11.15	1.29	— [7]	.41	[6]	.41	[6]	6.65	[6]
12/31/12[4,8]	11.80	.04	— [12]	.04	(.68)	—	(.68)	11.16	.34	— [7]	.02	[9]	.02	[9]	.35	[9]

Mortgage Fund

Class 1
6/30/13[4,5]	$10.47	$(.01)	$(.15)	$(.16)	$— [12]	$(.02)	$(.02)	$10.29	(1.53)%	$164.44%[6]			.44%[6]		(.28)%[6]
12/31/12	10.37	.01	.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87.45			.45		.08
12/31/11[4,11]	10.00	— [12]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55.42		[6]	.42	[6]	.04	[6]
Class 2
6/30/13[4,5]	10.46	(.03)	(.15)	(.18)	— [12]	(.02)	(.02)	10.26	(1.74)	49.69		[6]	.69	[6]	(.54)[6]
12/31/12	10.36	(.02)	.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49.70			.70		(.16)
12/31/11[4,11]	10.00	(.02)	.48	.46	— [12]	(.10)	(.10)	10.36	4.60	22.67		[6]	.67	[6]	(.25)[6]
Class 4
6/30/13[4,5]	10.47	(.01)	(.15)	(.16)	— [12]	(.02)	(.02)	10.29	(1.53)	— [7]	.38	[6]	.38	[6]	(.27)[6]
12/31/12[4,8]	10.60	— [12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	— [7]	.02	[9]	.02	[9]	.04	[9]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		(Loss) income from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/13[4,5]	$12.75	$.03	$(.33)	$(.30)	$(.02)	$(.34)	$(.36)	$12.09	(2.39)%	$1,714.35%[6]			.35%[6]		.41%[6]
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809.34			.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785.34			.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492.39			.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999.41			.41		2.99
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496.43			.38		4.17
Class 2
6/30/13[4,5]	12.63	.01	(.31)	(.30)	(.02)	(.34)	(.36)	11.97	(2.45)	1,876.60		[6]	.60	[6]	.16 [6]
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995.59			.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002.59			.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959.64			.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561.66			.66		2.79
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219.68			.64		3.93
Class 3
6/30/13[4,5]	12.76	.01	(.31)	(.30)	(.02)	(.34)	(.36)	12.10	(2.42)	17.53		[6]	.53	[6]	.23 [6]
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20.52			.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24.52			.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26.57			.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27.59			.59		2.91
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33.61			.57		4.03
Class 4
6/30/13[4,5]	12.75	.02	(.32)	(.30)	(.02)	(.34)	(.36)	12.09	(2.39)	— [7]	.37	[6]	.37	[6]	.38 [6]
12/31/12[4,8]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)	— [7]	.02	[9]	.02	[9]	.05 [9]

Cash Management Fund

Class 1
6/30/13[4,5]	$11.34	$(.01)	$— [12]	$(.01)	$—	$—	$—	$11.33	(.09)%	$61.34%[6]			.34%[6]		(.23)%[6]
12/31/12	11.36	(.03)	.01	(.02)	—	—	—	11.34	(.18)	66.34			.34		(.22)
12/31/11	11.39	(.02)	(.01)	(.03)	—	—	—	11.36	(.26)	75.33			.33		(.21)
12/31/10	11.40	(.02)	.01	(.01)	—	—	—	11.39	(.09)	83.33			.33		(.14)
12/31/09	11.44	(.01)	— [12]	(.01)	(.03)	— [12]	(.03)	11.40	(.10)	105.33			.33		(.08)
12/31/08	11.40	.24	— [12]	.24	(.20)	—	(.20)	11.44	2.15	158.32			.29		2.07
Class 2
6/30/13[4,5]	11.17	(.03)	.01	(.02)	—	—	—	11.15	(.18)	462.59		[6]	.59	[6]	(.48)[6]
12/31/12	11.22	(.05)	— [12]	(.05)	—	—	—	11.17	(.45)	459.59			.59		(.47)
12/31/11	11.28	(.05)	(.01)	(.06)	—	—	—	11.22	(.53)	530.58			.58		(.47)
12/31/10	11.32	(.04)	— [12]	(.04)	—	—	—	11.28	(.35)	522.58			.58		(.39)
12/31/09	11.38	(.04)	— [12]	(.04)	(.02)	— [12]	(.02)	11.32	(.33)	664.58			.58		(.33)
12/31/08	11.35	.20	.02	.22	(.19)	—	(.19)	11.38	1.90	1,023.57			.54		1.73
Class 3
6/30/13[4,5]	11.26	(.02)	(.01)	(.03)	—	—	—	11.23	(.27)	11.52		[6]	.52	[6]	(.41)[6]
12/31/12	11.30	(.05)	.01	(.04)	—	—	—	11.26	(.35)	11.52			.52		(.40)
12/31/11	11.34	(.04)	— [12]	(.04)	—	—	—	11.30	(.35)	12.51			.51		(.40)
12/31/10	11.38	(.04)	— [12]	(.04)	—	—	—	11.34	(.35)	13.51			.51		(.32)
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	— [12]	(.02)	11.38	(.31)	17.51			.51		(.27)
12/31/08	11.40	.22	.01	.23	(.19)	—	(.19)	11.44	1.99	25.50			.47		1.91
Class 4
6/30/13[4,5]	11.34	(.02)	— [12]	(.02)	—	—	—	11.32	(.18)	— [7]	.37	[6]	.37	[6]	(.32)[6]
12/31/12[4,8]	11.34	— [12]	— [12]	— [12]	—	—	—	11.34	.00	— [7]	.02	[9]	.02	[9]	(.01)[9]

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ment/waiver	Ratio of expenses to average net assets after reimburse- ment/waiver[2]	Net effective expense ratio[3]	Ratio of net income to average net assets[2]

Managed Risk Growth Fund

Class P1
6/30/2013[4,5,13]	$10.00	$.04	$.04	$.08	$—	$—	$—	$10.08	.80%	$101.23%		.04%	.38%	.36%
Class P2
6/30/2013[4,5,13]	10.00	.04	.04	.08	—	—	—	10.08	.80	5,708.24		.04	.38	.38

Managed Risk International Fund

Class P1
6/30/2013[4,5,13]	$10.00	$.03	$(.23)	$(.20)	$—	$—	$—	$9.80	(2.00)%	$98.23%		.04%	.55%	.33%
Class P2
6/30/2013[4,5,13]	10.00	.03	(.23)	(.20)	—	—	—	9.80	(2.00)	5,624.24		.04	.55	.34

Managed Risk Blue Chip Income and Growth Fund

Class P1
6/30/2013[4,5,13]	$10.00	$.03	$(.02)	$.01	$—	$—	$—	$10.01	.10%	$100.22%		.04%	.44%	.34%
Class P2
6/30/2013[4,5,13]	10.00	.04	(.03)	.01	—	—	—	10.01	.10	6,375.23		.05	.44	.35

Managed Risk Growth-Income Fund

Class P1
6/30/2013[4,5,13]	$10.00	$.03	$.02	$.05	$—	$—	$—	$10.05	.50%	$101.23%		.04%	.32%	.28%
Class P2
6/30/2013[4,5,13]	10.00	.03	.02	.05	—	—	—	10.05	.50	5,800.24		.04	.32	.29

Managed Risk Asset Allocation Fund

Class P1
6/30/2013[4,5]	$9.99	$.03	$.86	$.89	$(.02)	$—	$(.02)	$10.86	8.86%	$36,349.59%[6]		.44%[6]	.74%[6]	.60%[6]
12/31/2012[4,14]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	10.15		.07	.37	1.72
Class P2
6/30/2013[4,5]	9.99	.03	.84	.87	—	—	—	10.86	8.72	229,919.85 [6]		.71 [6]	1.01 [6]	.59 [6]
12/31/2012[4,14]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	24.24		.11	.41	2.38

American Funds Insurance Series

			Year ended December 31

Portfolio turnover rate for all share classes	Six months ended June 30, 2013[4,5]		2012		2011		2010	2009	2008

Global Growth Fund	30%		22%		28%		28%	43%	38%
Global Small Capitalization Fund	25		40		44		47	55	47
Growth Fund	11		21		19		28	37	26
International Fund	13		29		24		25	46	52
New World Fund	29		32		22		18	25	32
Blue Chip Income and Growth Fund	13		36		27		22	22	24
Global Growth and Income Fund	17		30		25		30	47	36
Growth-Income Fund	10		25		22		22	24	31
International Growth and Income Fund	16		31		48		31	21	—	[10]
Asset Allocation Fund	40		61		43		46	41	36
Global Balanced Fund	43		80		34[11]
Bond Fund	181		253		163		187	125	63
Global Bond Fund	114		160		101		106	86	118
High-Income Bond Fund	28		48		51		54	47	29
Mortgage Fund	345		444		480	[11]
U.S. Government/AAA-Rated Securities Fund	322		447		234		208	100	108
Cash Management Fund	—		—		—		—	—	—
Managed Risk Growth Fund	—	[13,15]
Managed Risk International Fund	2	[13]
Managed Risk Blue Chip Income and Growth Fund	—	[13,15]
Managed Risk Growth-Income Fund	—	[13,15]
Managed Risk Asset Allocation Fund	7		—	[14,15]

[1]	Based on average shares outstanding.
[2]

This column reflects the impact, if any, of certain reimbursements/waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, CRMC reimbursed other fees and expenses on the managed risk funds only.

[3]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense example for further information regarding fees and expenses.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	From December 14, 2012, commencement of operations.
[9]	The fund’s assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[10]	From November 18, 2008, commencement of operations.
[11]	From May 2, 2011, commencement of operations.
[12]	Amount less than $.01.
[13]	From May 1, 2013, commencement of operations.
[14]	From September 28, 2012, commencement of operations.
[15]	Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2013, through June 30, 2013), or for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund for the period from May 1, 2013, commencement of operations, through June 30, 2013.

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,075.92	$2.88	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 2 — actual return	1,000.00	1,074.68	4.17	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 4 — actual return	1,000.00	1,075.49	3.19	.62
Class 4 — assumed 5% return	1,000.00	1,021.72	3.11	.62

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,090.81	$3.84	.74%
Class 1 — assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 2 — actual return	1,000.00	1,089.72	5.13	.99
Class 2 — assumed 5% return	1,000.00	1,019.89	4.96	.99

Class 4 — actual return	1,000.00	1,088.83	6.47	1.25
Class 4 — assumed 5% return	1,000.00	1,018.60	6.26	1.25

Growth Fund
Class 1 — actual return	$1,000.00	$1,103.18	$1.83	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35

Class 2 — actual return	1,000.00	1,101.77	3.13	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 3 — actual return	1,000.00	1,102.20	2.76	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 4 — actual return	1,000.00	1,101.93	4.43	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 — actual return	$1,000.00	$1,034.16	$2.72	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 2 — actual return	1,000.00	1,033.29	3.98	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79

Class 3 — actual return	1,000.00	1,033.24	3.63	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72

Class 4 — actual return	1,000.00	1,033.61	5.24	1.04
Class 4 — assumed 5% return	1,000.00	1,019.64	5.21	1.04

New World Fund
Class 1 — actual return	$1,000.00	$977.34	$3.82	.78%
Class 1 — assumed 5% return	1,000.00	1,020.93	3.91	.78

Class 2 — actual return	1,000.00	976.28	5.05	1.03
Class 2 — assumed 5% return	1,000.00	1,019.69	5.16	1.03

Class 4 — actual return	1,000.00	976.02	6.32	1.29
Class 4 — assumed 5% return	1,000.00	1,018.40	6.46	1.29

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,145.97	$2.23	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42

Class 2 — actual return	1,000.00	1,144.65	3.56	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 4 — actual return	1,000.00	1,145.97	1.97	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,074.89	$3.19	.62%
Class 1 — assumed 5% return	1,000.00	1,021.72	3.11	.62

Class 2 — actual return	1,000.00	1,072.68	4.47	.87
Class 2 — assumed 5% return	1,000.00	1,020.48	4.36	.87

Class 4 — actual return	1,000.00	1,074.98	3.29	.64
Class 4 — assumed 5% return	1,000.00	1,021.62	3.21	.64

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,118.75	$1.52	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29

Class 2 — actual return	1,000.00	1,117.48	2.84	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 — actual return	1,000.00	1,117.77	2.47	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47

Class 4 — actual return	1,000.00	1,117.44	4.15	.79
Class 4 — assumed 5% return	1,000.00	1,020.88	3.96	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,039.75	$3.54	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70

Class 2 — actual return	1,000.00	1,038.54	4.80	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95

Class 4 — actual return	1,000.00	1,039.09	3.59	.71
Class 4 — assumed 5% return	1,000.00	1,021.27	3.56	.71

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,103.97	$1.62	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31

Class 2 — actual return	1,000.00	1,102.03	2.92	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 3 — actual return	1,000.00	1,103.01	2.56	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49

Class 4 — actual return	1,000.00	1,103.42	1.77	.34
Class 4 — assumed 5% return	1,000.00	1,023.11	1.71	.34

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,028.05	$3.52	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70

Class 2 — actual return	1,000.00	1,026.13	4.77	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95

Class 4 — actual return	1,000.00	1,028.07	3.62	.72
Class 4 — assumed 5% return	1,000.00	1,021.22	3.61	.72

Bond Fund
Class 1 — actual return	$1,000.00	$975.16	$1.91	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39

Class 2 — actual return	1,000.00	973.55	3.13	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64

Class 4 — actual return	1,000.00	973.37	4.35	.89
Class 4 — assumed 5% return	1,000.00	1,020.38	4.46	.89

Global Bond Fund
Class 1 — actual return	$1,000.00	$950.49	$2.71	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 2 — actual return	1,000.00	949.47	3.92	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 4 — actual return	1,000.00	950.45	2.18	.45
Class 4 — assumed 5% return	1,000.00	1,022.56	2.26	.45

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,013.85	$2.40	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 2 — actual return	1,000.00	1,012.66	3.64	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 3 — actual return	1,000.00	1,013.47	3.29	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66

Class 4 — actual return	1,000.00	1,012.94	2.05	.41
Class 4 — assumed 5% return	1,000.00	1,022.76	2.06	.41

Mortgage Fund
Class 1 — actual return	$1,000.00	$984.70	$2.17	.44%
Class 1 — assumed 5% return	1,000.00	1,022.61	2.21	.44

Class 2 — actual return	1,000.00	982.58	3.39	.69
Class 2 — assumed 5% return	1,000.00	1,021.37	3.46	.69

Class 4 — actual return	1,000.00	984.70	1.87	.38
Class 4 — assumed 5% return	1,000.00	1,022.91	1.91	.38

American Funds Insurance Series

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period[1]	Annualized expense ratio

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$976.15	$1.71	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35

Class 2 — actual return	1,000.00	975.46	2.94	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 3 — actual return	1,000.00	975.78	2.60	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 4 — actual return	1,000.00	976.15	1.81	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.11	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 2 — actual return	1,000.00	998.21	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 — actual return	1,000.00	997.34	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 — actual return	1,000.00	998.23	1.83	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

American Funds Insurance Series

	Beginning account value	Ending account value 6/30/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return[5]	$1,000.00	$1,008.00	$.38	.23%[6]		$.94	.57%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	2.86	.57	[6]

Class P2 — actual return[5]	1,000.00	1,008.00	.41	.25	[6]	.97	.59	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	2.96	.59	[6]

Managed Risk International Fund
Class P1 — actual return[5]	$1,000.00	$980.00	$.37	.23%[6]		$1.20	.74%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	3.71	.74	[6]

Class P2 — actual return[5]	1,000.00	980.00	.41	.25	[6]	1.24	.76	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	3.81	.76	[6]

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return[5]	$1,000.00	$1,001.00	$.38	.23%[6]		$1.04	.63%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	3.16	.63	[6]

Class P2 — actual return[5]	1,000.00	1,001.00	.44	.27	[6]	1.10	.67	[6]
Class P2 — assumed 5% return	1,000.00	1,023.46	1.35	.27	[6]	3.36	.67	[6]

Managed Risk Growth-Income Fund
Class P1 — actual return[5]	$1,000.00	$1,005.00	$.38	.23%[6]		$.84	.51%[6]
Class P1 — assumed 5% return	1,000.00	1,023.65	1.15	.23	[6]	2.56	.51	[6]

Class P2 — actual return[5]	1,000.00	1,005.00	.41	.25	[6]	.87	.53	[6]
Class P2 — assumed 5% return	1,000.00	1,023.55	1.25	.25	[6]	2.66	.53	[6]

Managed Risk Asset Allocation Fund (formerly Protected Asset Allocation Fund)
Class P1 — actual return	$1,000.00	$1,088.56	$2.28	.44%		$3.83	.74%
Class P1 — assumed 5% return	1,000.00	1,022.61	2.21	.44		3.71	.74

Class P2 — actual return	1,000.00	1,087.18	3.67	.71		5.23	1.01
Class P2 — assumed 5% return	1,000.00	1,021.27	3.56	.71		5.06	1.01

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

[5]

The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on May 1, 2013. The “assumed 5% return” line is based on 181 days.

[6]	Expense ratios are estimated based on current period expenses.

American Funds Insurance Series

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American Funds Insurance Series

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American Funds Insurance Series

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American Funds Insurance Series

Offices of the series and of the investment adviser Capital Research and Management Company 333 South Hope Street Los Angeles, CA 90071-1406 6455 Irvine Center Drive Irvine, CA 92618	Custodians of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Bank of New York Mellon (Managed Risk Funds only) One Wall Street New York, NY 10286	Independent registered public accounting firm PricewaterhouseCoopers LLP 601 South Figueroa Street Los Angeles, CA 90017-3874

Investment sub-adviser	Counsel
Milliman Financial Risk Management LLC (Managed Risk Funds only) 71 South Wacker Drive, 31st Floor Chicago, IL 60606	Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2013, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2013, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series® .

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.

Our AFIS equity funds have beaten their comparable Lipper indexes or averages in 88% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes or averages in 61% of 10-year periods and 76% of 20-year periods.[2] AFIS fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of May 2013.
[2]

Based on Class 2 share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes and averages are: Global Funds Index (Global Growth Fund), Global Small-Cap Funds Average (Global Small Capitalization Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Intermediate Investment Grade Debt Funds Average (Bond Fund), High Yield Funds Index (High-Income Bond Fund), General U.S. Government Funds Average (U.S. Government/ AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0813P

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Included with Item 1.

John Hancock
Variable Insurance Trust

June 30, 2013
Portfolio of Investments

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B
	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Consumer Discretionary - 11.7%
Auto Components - 0.4%
BorgWarner, Inc. (I)(L)	20,501	$1,766,161
Delphi Automotive PLC	52,254	2,648,755
Johnson Controls, Inc.	120,663	4,318,522
The Goodyear Tire & Rubber Company (I)	43,589	666,476
		9,399,914
Automobiles - 0.7%
Ford Motor Company	695,456	10,758,704
General Motors Company (I)	136,677	4,552,711
Harley-Davidson, Inc.	40,234	2,205,628
		17,517,043
Distributors - 0.1%
Genuine Parts Company (L)	27,347	2,134,980
Diversified Consumer Services - 0.1%
H&R Block, Inc.	47,692	1,323,453
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	78,902	2,705,550
Chipotle Mexican Grill, Inc. (I)	5,501	2,004,289
Darden Restaurants, Inc.	22,639	1,142,817
International Game Technology	46,555	777,934
Marriott International, Inc., Class A	43,182	1,743,257
McDonald’s Corp.	177,898	17,611,902
Starbucks Corp.	132,866	8,701,394
Starwood Hotels & Resorts Worldwide, Inc.	34,681	2,191,492
Wyndham Worldwide Corp.	24,197	1,384,794
Wynn Resorts, Ltd.	14,012	1,793,536
Yum! Brands, Inc.	79,916	5,541,375
		45,598,340
Household Durables - 0.3%
D.R. Horton, Inc. (L)	48,923	1,041,081
Garmin, Ltd. (L)	19,263	696,550
Harman International Industries, Inc.	12,070	654,194
Leggett & Platt, Inc. (L)	24,824	771,778
Lennar Corp., Class A	29,239	1,053,774
Newell Rubbermaid, Inc.	50,864	1,335,180
PulteGroup, Inc. (I)	59,630	1,131,181
Whirlpool Corp.	13,915	1,591,319
		8,275,057
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (I)	64,502	17,911,560
Expedia, Inc. (L)	16,510	993,077
Netflix, Inc. (I)(L)	9,930	2,096,124
priceline.com, Inc. (I)	9,183	7,595,535
TripAdvisor, Inc. (I)	19,196	1,168,461
		29,764,757
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (L)	20,236	907,180
Mattel, Inc.	61,146	2,770,525
		3,677,705
Media - 3.5%
Cablevision Systems Corp., Class A	37,584	632,163
CBS Corp., Class B	101,105	4,941,001
Comcast Corp., Class A	468,157	19,606,415
DIRECTV (I)	99,611	6,138,030
Discovery
Communications, Inc., Class A (I)(L)	43,478	3,356,936
Gannett Company, Inc.	40,797	997,895
News Corp., Class A	354,645	11,561,427

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Omnicom Group, Inc.	46,316	$2,911,887
Scripps Networks Interactive, Inc., Class A	15,225	1,016,421
The Interpublic Group of Companies, Inc.	73,214	1,065,264
The Walt Disney Company	320,252	20,223,914
The Washington Post Company, Class B	785	379,759
Time Warner Cable, Inc.	51,148	5,753,127
Time Warner, Inc.	165,759	9,584,185
Viacom, Inc., Class B	78,841	5,365,130
		93,533,554
Multiline Retail - 0.8%
Dollar General Corp. (I)	54,120	2,729,272
Dollar Tree, Inc. (I)	40,644	2,066,341
Family Dollar Stores, Inc. (L)	17,131	1,067,433
J.C. Penney Company, Inc. (I)(L)	24,580	419,826
Kohl’s Corp.	35,598	1,798,055
Macy’s, Inc.	67,214	3,226,272
Nordstrom, Inc.	26,950	1,615,383
Target Corp.	113,690	7,828,693
		20,751,275
Specialty Retail - 2.2%
Abercrombie & Fitch Company, Class A	14,135	639,609
AutoNation, Inc. (I)	6,914	299,998
AutoZone, Inc. (I)	6,450	2,732,801
Bed Bath & Beyond, Inc. (I)	38,322	2,717,030
Best Buy Company, Inc. (L)	46,138	1,260,952
CarMax, Inc. (I)	40,296	1,860,063
GameStop Corp., Class A (L)	22,112	929,367
L Brands, Inc.	42,096	2,073,228
Lowe’s Companies, Inc.	191,190	7,819,671
O’Reilly Automotive, Inc. (I)	19,754	2,224,695
PetSmart, Inc.	18,998	1,272,676
Ross Stores, Inc.	39,500	2,559,995
Staples, Inc. (L)	120,444	1,910,242
The Gap, Inc.	52,607	2,195,290
The Home Depot, Inc.	259,615	20,112,374
Tiffany & Company	21,013	1,530,587
TJX Companies, Inc.	127,265	6,370,886
Urban Outfitters, Inc. (I)	19,252	774,315
		59,283,779
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	50,312	2,872,312
Fossil Group, Inc. (I)	9,621	993,946
NIKE, Inc., Class B	128,721	8,196,953
PVH Corp.	14,050	1,756,953
Ralph Lauren Corp.	10,775	1,872,049
VF Corp.	15,513	2,994,940
		18,687,153
		309,947,010
Consumer Staples - 10.1%
Beverages - 2.3%
Beam, Inc.	28,489	1,797,941
Brown-Forman Corp., Class B	26,737	1,806,084
Coca-Cola Enterprises, Inc.	46,519	1,635,608
Constellation Brands, Inc., Class A (I)	27,051	1,409,898
Dr. Pepper Snapple Group, Inc.	36,089	1,657,568
Molson Coors Brewing Company, Class B	27,479	1,315,145
Monster Beverage Corp. (I)	25,541	1,552,127
PepsiCo, Inc.	275,101	22,500,511
The Coca-Cola Company	679,886	27,270,227
		60,945,109

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	77,299	$8,546,950
CVS Caremark Corp.	216,194	12,361,973
Safeway, Inc.	41,789	988,728
Sysco Corp. (L)	107,259	3,663,967
The Kroger Company	91,872	3,173,259
Wal-Mart Stores, Inc.	291,232	21,693,872
Walgreen Company	152,587	6,744,345
Whole Foods Market, Inc.	60,624	3,120,924
		60,294,018
Food Products - 1.6%
Archer-Daniels-Midland Company	116,186	3,939,867
Campbell Soup Company (L)	31,786	1,423,695
ConAgra Foods, Inc.	73,374	2,562,954
General Mills, Inc.	114,367	5,550,231
Hormel Foods Corp. (L)	23,496	906,476
Kellogg Company	46,326	2,975,519
Kraft Foods Group, Inc.	105,090	5,871,378
McCormick & Company, Inc., Non-
Voting Shares	23,398	1,646,283
Mead Johnson Nutrition Company	35,952	2,848,477
Mondelez International, Inc., Class A	315,417	8,998,847
The Hershey Company	26,753	2,388,508
The J.M. Smucker Company	19,022	1,962,119
Tyson Foods, Inc., Class A	51,085	1,311,863
		42,386,217
Household Products - 2.1%
Colgate-Palmolive Company	156,036	8,939,302
Kimberly-Clark Corp.	68,775	6,680,804
The Clorox Company	23,235	1,931,758
The Procter & Gamble Company	486,243	37,435,849
		54,987,713
Personal Products - 0.2%
Avon Products, Inc.	76,245	1,603,432
The Estee Lauder Companies, Inc., Class A	42,351	2,785,425
		4,388,857
Tobacco - 1.6%
Altria Group, Inc.	356,456	12,472,395
Lorillard, Inc.	67,298	2,939,577
Philip Morris International, Inc.	290,244	25,140,935
Reynolds American, Inc.	57,050	2,759,509
		43,312,416
		266,314,330
Energy - 10.1%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	78,298	3,611,887
Cameron International Corp. (I)	43,922	2,686,270
Diamond Offshore Drilling, Inc. (L)	12,142	835,248
Ensco PLC, Class A	40,946	2,379,782
FMC Technologies, Inc. (I)	42,059	2,341,845
Halliburton Company	165,188	6,891,643
Helmerich & Payne, Inc. (L)	18,652	1,164,817
Nabors Industries, Ltd.	51,252	784,668
National Oilwell Varco, Inc.	75,652	5,212,423
Noble Corp.	44,574	1,675,091
Rowan Companies PLC, Class A (I)	22,146	754,514
Schlumberger, Ltd.	237,300	17,004,918
		45,343,106
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	90,244	7,754,667

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Apache Corp.	69,488	$5,825,179
Cabot Oil & Gas Corp.	37,048	2,631,149
Chesapeake Energy Corp. (L)	91,581	1,866,421
Chevron Corp.	344,558	40,774,994
ConocoPhillips	218,581	13,224,151
CONSOL Energy, Inc.	40,136	1,087,686
Denbury Resources, Inc. (I)	66,190	1,146,411
Devon Energy Corp.	66,924	3,472,017
EOG Resources, Inc.	48,185	6,345,001
EQT Corp.	26,396	2,095,051
Exxon Mobil Corp.	789,758	71,354,635
Hess Corp.	52,418	3,485,273
Kinder Morgan, Inc.	111,664	4,259,982
Marathon Oil Corp.	125,445	4,337,888
Marathon Petroleum Corp.	57,080	4,056,105
Murphy Oil Corp. (L)	32,107	1,954,995
Newfield Exploration Company (I)	23,817	568,988
Noble Energy, Inc.	63,656	3,821,906
Occidental Petroleum Corp.	142,882	12,749,361
Peabody Energy Corp.	47,299	692,457
Phillips 66	110,176	6,490,468
Pioneer Natural Resources Company	24,624	3,564,324
QEP Resources, Inc.	31,150	865,347
Range Resources Corp.	28,670	2,216,764
Southwestern Energy Company (I)	62,234	2,273,408
Spectra Energy Corp.	117,673	4,055,012
Tesoro Corp.	24,489	1,281,264
The Williams Companies, Inc.	120,750	3,920,753
Valero Energy Corp.	97,969	3,406,382
WPX Energy, Inc. (I)	35,428	671,006
		222,249,045
		267,592,151
Financials - 15.9%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	36,013	2,912,731
BlackRock, Inc.	22,300	5,727,755
E*TRADE Financial Corp. (I)	55,557	703,352
Franklin Resources, Inc.	24,383	3,316,576
Invesco, Ltd.	78,613	2,499,893
Legg Mason, Inc. (L)	20,881	647,520
Morgan Stanley	244,003	5,960,993
Northern Trust Corp.	38,592	2,234,477
State Street Corp.	80,978	5,280,575
T. Rowe Price Group, Inc.	45,888	3,356,707
The Bank of New York Mellon Corp.	206,534	5,793,279
The Charles Schwab Corp.	194,837	4,136,390
The Goldman Sachs Group, Inc.	76,664	11,595,430
		54,165,678
Commercial Banks - 2.8%
BB&T Corp.	123,332	4,178,488
Comerica, Inc.	33,308	1,326,658
Fifth Third Bancorp	155,180	2,800,999
Huntington Bancshares, Inc.	151,454	1,193,458
KeyCorp	163,594	1,806,078
M&T Bank Corp. (L)	21,702	2,425,199
PNC Financial Services Group, Inc.	93,388	6,809,853
Regions Financial Corp.	249,353	2,376,334
SunTrust Banks, Inc.	95,006	2,999,339
U.S. Bancorp	326,945	11,819,062
Wells Fargo & Company	874,478	36,089,707

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Zions Bancorporation (L)	32,912	$950,499
		74,775,674
Consumer Finance - 1.0%
American Express Company	170,433	12,741,571
Capital One Financial Corp.	103,277	6,486,828
Discover Financial Services	87,836	4,184,507
SLM Corp.	80,330	1,836,344
		25,249,250
Diversified Financial Services - 3.8%
Bank of America Corp.	1,919,109	24,679,742
Citigroup, Inc.	541,582	25,979,689
CME Group, Inc.	54,410	4,134,072
IntercontinentalExchange, Inc. (I)	12,842	2,282,794
JPMorgan Chase & Company	671,255	35,435,551
Leucadia National Corp.	51,907	1,361,002
McGraw-Hill Financial, Inc.	49,449	2,630,192
Moody’s Corp.	34,141	2,080,211
NYSE Euronext	43,280	1,791,792
The NASDAQ OMX Group, Inc.	20,684	678,228
		101,053,273
Insurance - 4.2%
ACE, Ltd.	60,132	5,380,611
Aflac, Inc.	82,651	4,803,676
American International Group, Inc. (I)	261,780	11,701,566
Aon PLC	55,215	3,553,085
Assurant, Inc.	13,943	709,838
Berkshire Hathaway, Inc., Class B (I)	323,491	36,205,113
Cincinnati Financial Corp. (L)	25,803	1,184,358
Genworth Financial, Inc., Class A (I)	85,102	971,014
Hartford Financial Services Group, Inc.	81,878	2,531,668
Lincoln National Corp.	48,035	1,751,836
Loews Corp.	55,130	2,447,772
Marsh & McLennan Companies, Inc.	97,160	3,878,627
MetLife, Inc.	193,856	8,870,851
Principal Financial Group, Inc.	48,972	1,834,001
Prudential Financial, Inc.	82,232	6,005,403
The Allstate Corp.	84,520	4,067,102
The Chubb Corp.	46,332	3,922,004
The Progressive Corp.	98,870	2,513,275
The Travelers Companies, Inc.	66,979	5,352,962
Torchmark Corp.	16,705	1,088,164
Unum Group	47,622	1,398,658
XL Group PLC	52,217	1,583,219
		111,754,803
Real Estate Investment Trusts - 1.8%
Apartment Investment & Management
Company, Class A	25,345	761,364
AvalonBay Communities, Inc.	21,915	2,956,553
Boston Properties, Inc.	26,866	2,833,557
Equity Residential	56,469	3,278,590
HCP, Inc.	80,255	3,646,787
Health Care REIT, Inc.	51,314	3,439,577
Host Hotels & Resorts, Inc.	136,277	2,298,993
Kimco Realty Corp.	71,847	1,539,681
Plum Creek Timber Company, Inc.	28,524	1,331,215
Prologis, Inc.	89,819	3,387,973
Public Storage	25,419	3,897,495
Simon Property Group, Inc.	55,606	8,781,300
The Macerich Company	24,509	1,494,314
Ventas, Inc.	51,698	3,590,943
Vornado Realty Trust	29,839	2,472,161

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Weyerhaeuser Company	96,443	$2,747,661
		48,458,164
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (I)	53,264	1,244,247
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	82,890	759,272
People’s United Financial, Inc. (L)	61,399	914,845
		1,674,117
		418,375,206
Health Care - 12.3%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (I)	34,624	3,193,718
Amgen, Inc.	132,745	13,096,622
Biogen Idec, Inc. (I)	42,540	9,154,608
Celgene Corp. (I)	74,270	8,682,906
Gilead Sciences, Inc. (I)	270,012	13,827,315
Regeneron Pharmaceuticals, Inc. (I)	13,565	3,050,497
		51,005,666
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	278,534	9,715,266
Baxter International, Inc.	95,319	6,602,747
Becton, Dickinson and Company	34,379	3,397,677
Boston Scientific Corp. (I)	242,197	2,245,166
C.R. Bard, Inc.	13,488	1,465,876
CareFusion Corp. (I)	39,161	1,443,083
Covidien PLC	83,731	5,261,656
DENTSPLY International, Inc.	25,028	1,025,147
Edwards Lifesciences Corp. (I)(L)	20,417	1,372,022
Intuitive Surgical, Inc. (I)	7,117	3,605,330
Medtronic, Inc.	178,810	9,203,351
St. Jude Medical, Inc.	50,163	2,288,938
Stryker Corp.	51,014	3,299,586
Varian Medical Systems, Inc. (I)(L)	19,535	1,317,636
Zimmer Holdings, Inc.	30,019	2,249,624
		54,493,105
Health Care Providers & Services - 2.0%
Aetna, Inc.	67,320	4,277,513
AmerisourceBergen Corp.	40,809	2,278,366
Cardinal Health, Inc.	60,183	2,840,638
Cigna Corp.	50,867	3,687,349
DaVita HealthCare Partners, Inc. (I)	14,932	1,803,786
Express Scripts Holding Company (I)	145,147	8,954,118
Humana, Inc.	28,073	2,368,800
Laboratory Corp. of America Holdings (I)	16,484	1,650,048
McKesson Corp.	40,177	4,600,267
Patterson Companies, Inc.	14,940	561,744
Quest Diagnostics, Inc.	27,997	1,697,458
Tenet Healthcare Corp. (I)	18,612	858,013
UnitedHealth Group, Inc.	181,756	11,901,383
WellPoint, Inc.	53,564	4,383,678
		51,863,161
Health Care Technology - 0.1%
Cerner Corp. (I)(L)	25,679	2,467,495
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	61,482	2,628,970
Life Technologies Corp. (I)	30,933	2,289,351
PerkinElmer, Inc.	19,872	645,840
Thermo Fisher Scientific, Inc. (L)	63,714	5,392,116

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Waters Corp. (I)	15,473	$1,548,074
		12,504,351
Pharmaceuticals - 5.7%
AbbVie, Inc.	280,331	11,588,884
Actavis, Inc. (I)	22,522	2,842,727
Allergan, Inc.	52,752	4,443,828
Bristol-Myers Squibb Company	293,164	13,101,499
Eli Lilly & Company	177,019	8,695,173
Forest Laboratories, Inc. (I)	41,251	1,691,291
Hospira, Inc. (I)	29,140	1,116,353
Johnson & Johnson	498,214	42,776,654
Merck & Company, Inc.	536,079	24,900,870
Mylan, Inc. (I)	65,950	2,046,429
Perrigo Company	15,508	1,876,468
Pfizer, Inc.	1,184,816	33,186,696
Zoetis, Inc.	89,459	2,763,389
		151,030,261
		323,364,039
Industrials - 9.8%
Aerospace & Defense - 2.4%
General Dynamics Corp.	58,955	4,617,945
Honeywell International, Inc.	140,635	11,157,981
L-3 Communications Holdings, Inc.	15,920	1,364,981
Lockheed Martin Corp.	47,507	5,152,609
Northrop Grumman Corp.	42,024	3,479,587
Precision Castparts Corp.	25,991	5,874,226
Raytheon Company	57,683	3,814,000
Rockwell Collins, Inc. (L)	24,224	1,536,044
Textron, Inc.	48,149	1,254,281
The Boeing Company	120,704	12,364,918
United Technologies Corp.	149,615	13,905,218
		64,521,790
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	28,494	1,604,497
Expeditors International of Washington, Inc.	37,154	1,412,224
FedEx Corp.	51,916	5,117,879
United Parcel Service, Inc., Class B	126,823	10,967,653
		19,102,253
Airlines - 0.1%
Southwest Airlines Company	129,019	1,663,055
Building Products - 0.1%
Masco Corp.	63,056	1,228,961
Commercial Services & Supplies - 0.5%
Avery Dennison Corp. (L)	17,749	758,947
Cintas Corp. (L)	18,984	864,531
Iron Mountain, Inc.	28,961	770,652
Pitney Bowes, Inc. (L)	35,695	524,003
Republic Services, Inc.	52,863	1,794,170
Stericycle, Inc. (I)	15,110	1,668,597
The ADT Corp. (I)	38,012	1,514,778
Tyco International, Ltd.	82,621	2,722,362
Waste Management, Inc.	80,117	3,231,119
		13,849,159
Construction & Engineering - 0.2%
Fluor Corp.	28,866	1,712,042
Jacobs Engineering Group, Inc. (I)	22,924	1,263,800
Quanta Services, Inc. (I)	37,663	996,563
		3,972,405

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.6%
Eaton Corp. PLC	83,551	$5,498,491
Emerson Electric Company	128,280	6,996,391
Rockwell Automation, Inc.	24,892	2,069,521
Roper Industries, Inc.	17,549	2,179,937
		16,744,340
Industrial Conglomerates - 2.3%
3M Company	112,590	12,311,717
Danaher Corp.	103,042	6,522,559
General Electric Company	1,837,549	42,612,761
		61,447,037
Machinery - 1.7%
Caterpillar, Inc.	117,762	9,714,187
Cummins, Inc.	31,232	3,387,423
Deere & Company	69,086	5,613,238
Dover Corp.	31,026	2,409,479
Flowserve Corp.	25,689	1,387,463
Illinois Tool Works, Inc.	73,719	5,099,143
Ingersoll-Rand PLC	48,899	2,714,872
Joy Global, Inc. (L)	18,673	906,201
PACCAR, Inc. (L)	62,348	3,345,594
Pall Corp.	19,604	1,302,294
Parker Hannifin Corp.	26,356	2,514,362
Pentair, Ltd.	36,967	2,132,626
Snap-on, Inc.	10,401	929,641
Stanley Black & Decker, Inc.	28,465	2,200,345
Xylem, Inc.	32,717	881,396
		44,538,264
Professional Services - 0.1%
Equifax, Inc.	21,124	1,244,837
Robert Half International, Inc.	24,749	822,409
The Dun & Bradstreet Corp. (L)	7,235	705,051
		2,772,297
Road & Rail - 0.9%
CSX Corp.	181,105	4,199,825
Kansas City Southern	19,571	2,073,743
Norfolk Southern Corp.	55,795	4,053,507
Ryder Systems, Inc.	8,807	535,378
Union Pacific Corp.	83,243	12,842,730
		23,705,183
Trading Companies & Distributors - 0.2%
Fastenal Company (L)	47,559	2,180,580
W.W. Grainger, Inc.	10,568	2,665,038
		4,845,618
		258,390,362
Information Technology - 17.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	950,901	23,116,403
F5 Networks, Inc. (I)	13,944	959,347
Harris Corp.	19,928	981,454
JDS Uniphase Corp. (I)	41,621	598,510
Juniper Networks, Inc. (I)	91,405	1,765,031
Motorola Solutions, Inc.	48,938	2,825,191
QUALCOMM, Inc.	307,118	18,758,767
		49,004,703
Computers & Peripherals - 3.7%
Apple, Inc.	166,565	65,973,065
Dell, Inc.	259,019	3,457,904
EMC Corp.	372,447	8,797,198

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers & Peripherals (continued)
Hewlett-Packard Company	341,817	$8,477,062
NetApp, Inc.	64,099	2,421,660
SanDisk Corp. (I)	42,620	2,604,082
Seagate Technology PLC	56,594	2,537,109
Western Digital Corp.	38,395	2,383,946
		96,652,026
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	28,408	2,214,120
Corning, Inc.	262,704	3,738,278
FLIR Systems, Inc.	26,435	712,952
Jabil Circuit, Inc.	32,620	664,796
Molex, Inc. (L)	24,562	720,649
TE Connectivity, Ltd.	74,485	3,392,047
		11,442,842
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (I)	31,299	1,331,772
eBay, Inc. (I)	206,968	10,704,385
Google, Inc., Class A (I)	47,729	42,019,180
VeriSign, Inc. (I)	27,041	1,207,651
Yahoo!, Inc. (I)	171,903	4,316,484
		59,579,472
IT Services - 3.5%
Accenture PLC, Class A	115,831	8,335,199
Automatic Data Processing, Inc.	85,972	5,920,032
Cognizant Technology
Solutions Corp., Class A (I)	53,509	3,350,198
Computer Sciences Corp.	27,422	1,200,261
Fidelity National Information Services, Inc.	51,933	2,224,810
Fiserv, Inc. (I)	23,625	2,065,061
IBM Corp.	185,136	35,381,341
Mastercard, Inc., Class A	18,508	10,632,846
Paychex, Inc. (L)	57,033	2,082,845
SAIC, Inc. (L)	49,307	686,847
Teradata Corp. (I)	29,753	1,494,493
The Western Union Company (L)	100,903	1,726,450
Total Systems Services, Inc.	28,604	700,226
Visa, Inc., Class A	89,964	16,440,921
		92,241,530
Office Electronics - 0.1%
Xerox Corp.	216,988	1,968,081
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (I)(L)	109,275	445,842
Altera Corp.	56,420	1,861,296
Analog Devices, Inc.	54,223	2,443,288
Applied Materials, Inc.	211,551	3,154,225
Broadcom Corp., Class A	92,800	3,132,928
First Solar, Inc. (I)	10,672	477,359
Intel Corp.	884,404	21,420,265
KLA-Tencor Corp.	29,375	1,637,069
Lam Research Corp. (I)	28,758	1,275,130
Linear Technology Corp.	40,618	1,496,367
LSI Corp. (I)	98,342	702,162
Microchip Technology, Inc. (L)	34,170	1,272,833
Micron Technology, Inc. (I)	188,771	2,705,088
NVIDIA Corp.	109,270	1,533,058
Teradyne, Inc. (I)(L)	33,253	584,255
Texas Instruments, Inc.	195,899	6,830,998
Xilinx, Inc.	46,236	1,831,408
		52,803,571

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software - 3.3%
Adobe Systems, Inc. (I)	88,464	$4,030,420
Autodesk, Inc. (I)	40,034	1,358,754
BMC Software, Inc. (I)	23,341	1,053,613
CA, Inc.	59,051	1,690,630
Citrix Systems, Inc. (I)	32,985	1,989,985
Electronic Arts, Inc. (I)	53,233	1,222,762
Intuit, Inc.	49,420	3,016,103
Microsoft Corp.	1,333,528	46,046,722
Oracle Corp.	654,980	20,120,986
Red Hat, Inc. (I)	34,059	1,628,701
Salesforce.com, Inc. (I)(L)	95,580	3,649,244
Symantec Corp.	122,213	2,746,126
		88,554,046
		452,246,271
Materials - 3.2%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	36,848	3,374,171
Airgas, Inc.	12,235	1,167,953
CF Industries Holdings, Inc.	10,382	1,780,513
E.I. du Pont de Nemours & Company	163,312	8,573,880
Eastman Chemical Company	26,980	1,888,870
Ecolab, Inc.	47,077	4,010,490
FMC Corp.	24,222	1,478,995
International Flavors & Fragrances, Inc.	14,376	1,080,500
LyondellBasell Industries NV, Class A	67,142	4,448,829
Monsanto Company	95,032	9,389,162
PPG Industries, Inc.	25,317	3,706,662
Praxair, Inc.	52,596	6,056,955
Sigma-Aldrich Corp. (L)	21,295	1,711,266
The Dow Chemical Company	213,591	6,871,222
The Mosaic Company	48,784	2,625,067
The Sherwin-Williams Company	15,197	2,683,790
		60,848,325
Construction Materials - 0.1%
Vulcan Materials Company	22,848	1,106,072
Containers & Packaging - 0.2%
Ball Corp.	26,390	1,096,241
Bemis Company, Inc.	18,366	718,845
MeadWestvaco Corp.	30,586	1,043,288
Owens-Illinois, Inc. (I)	29,467	818,888
Sealed Air Corp.	34,285	821,126
		4,498,388
Metals & Mining - 0.5%
Alcoa, Inc. (L)	187,973	1,469,949
Allegheny Technologies, Inc. (L)	19,183	504,705
Cliffs Natural Resources, Inc. (L)	26,835	436,069
Freeport-McMoRan Copper & Gold, Inc.	185,838	5,130,987
Newmont Mining Corp.	87,525	2,621,374
Nucor Corp.	55,914	2,422,194
United States Steel Corp. (L)	25,764	451,643
		13,036,921
Paper & Forest Products - 0.1%
International Paper Company	81,005	3,589,332
		83,079,038
Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.6%
American Tower Corp.	69,709	5,100,608
AT&T, Inc.	955,651	33,830,045
CenturyLink, Inc. (L)	107,416	3,797,156

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp. (L)	176,258	$713,845
Verizon Communications, Inc.	509,496	25,648,029
Windstream Corp. (L)	103,847	800,660
		69,890,343
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (I)	51,736	3,745,169
Sprint Nextel Corp. (I)	529,458	3,716,795
		7,461,964
		77,352,307
Utilities - 3.2%
Electric Utilities - 1.8%
American Electric Power Company, Inc.	88,433	3,960,030
Duke Energy Corp.	124,893	8,430,278
Edison International	57,503	2,769,344
Entergy Corp.	31,299	2,180,914
Exelon Corp.	151,576	4,680,667
FirstEnergy Corp.	73,802	2,755,767
NextEra Energy, Inc.	75,083	6,117,763
Northeast Utilities	55,366	2,326,479
Pepco Holdings, Inc.	46,859	944,677
Pinnacle West Capital Corp.	19,342	1,072,901
PPL Corp.	106,926	3,235,581
The Southern Company	154,326	6,810,406
Xcel Energy, Inc.	86,021	2,437,835
		47,722,642
Gas Utilities - 0.1%
AGL Resources, Inc.	20,775	890,417
ONEOK, Inc.	36,205	1,495,629
		2,386,046
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	109,550	1,313,505
NRG Energy, Inc.	56,881	1,518,723
		2,832,228
Multi-Utilities - 1.2%
Ameren Corp.	42,855	1,475,926
CenterPoint Energy, Inc.	75,457	1,772,485
CMS Energy Corp.	46,826	1,272,262
Consolidated Edison, Inc. (L)	51,676	3,013,228
Dominion Resources, Inc.	102,118	5,802,345
DTE Energy Company	32,261	2,161,810
Integrys Energy Group, Inc.	15,874	929,105
NiSource, Inc.	54,710	1,566,894
PG&E Corp.	80,513	3,681,859
Public Service Enterprise Group, Inc.	89,266	2,915,428
SCANA Corp.	23,175	1,137,893
Sempra Energy	40,025	3,272,444
TECO Energy, Inc.	35,329	607,306
Wisconsin Energy Corp.	40,671	1,667,104
		31,276,089
		84,217,005
TOTAL COMMON STOCKS (Cost $1,707,035,078)		$2,540,877,719
SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	6,008,900	60,131,662
TOTAL SECURITIES LENDING
COLLATERAL (Cost $60,139,042)		$60,131,662

500 Index Trust B (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreement - 3.6%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $94,331,079 on 07/01/2013,
collateralized by $66,210,000 U.S. Treasury
Bond, 8.125% due 05/15/2021 (valued at
$96,223,523, including interest)	$94,331,000	$94,331,000
TOTAL SHORT-TERM INVESTMENTS (Cost $94,331,000)		$94,331,000
Total Investments (500 Index Trust B)
(Cost $1,861,505,120) - 102.2%		$2,695,340,381
Other assets and liabilities, net - (2.2%)		(56,903,383)
TOTAL NET ASSETS - 100.0%		$2,638,436,998

All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.3%
Consumer Discretionary - 13.6%
Auto Components - 1.0%
Cooper Tire & Rubber Company	109,200	$3,622,164
Diversified Consumer Services - 0.2%
H&R Block, Inc.	28,900	801,975
Hotels, Restaurants & Leisure - 2.7%
Marriott International, Inc., Class A	82,200	3,318,414
Marriott Vacations Worldwide Corp. (I)	11,600	501,584
Multimedia Games Holding Company, Inc. (I)	4,800	125,136
Six Flags Entertainment Corp.	33,400	1,174,344
Starwood Hotels & Resorts Worldwide, Inc.	73,100	4,619,189
		9,738,667
Household Durables - 2.0%
Mohawk Industries, Inc. (I)	7,400	832,426
NACCO Industries, Inc., Class A	9,600	549,888
PulteGroup, Inc. (I)	77,600	1,472,072
Whirlpool Corp.	37,800	4,322,808
		7,177,194
Internet & Catalog Retail - 0.4%
Netflix, Inc. (I)	1,300	274,417
priceline.com, Inc. (I)	1,300	1,075,269
		1,349,686
Media - 2.9%
Comcast Corp., Class A	132,900	5,565,852
Entravision Communications Corp., Class A	62,600	384,990
Fisher Communications, Inc.	1,800	73,944
Journal Communications, Inc., Class A (I)	8,600	64,414
MDC Partners, Inc., Class A	8,600	155,144
The Madison Square Garden, Inc., Class A (I)	1,300	77,025
The Walt Disney Company	53,500	3,378,525
The Washington Post Company, Class B	200	96,754
Time Warner, Inc.	16,700	965,594
		10,762,242
Multiline Retail - 0.2%
Dillard’s, Inc., Class A (L)	5,600	459,032
The Bon-Ton Stores, Inc.	12,200	220,210
		679,242

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail - 4.2%
Best Buy Company, Inc. (L)	28,500	$778,905
Big 5 Sporting Goods Corp.	6,100	133,895
Brown Shoe Company, Inc. (L)	85,500	1,840,815
GameStop Corp., Class A (L)	118,600	4,984,758
Haverty Furniture Companies, Inc.	4,800	110,448
Stein Mart, Inc.	8,500	116,025
The Gap, Inc.	117,700	4,911,621
The Home Depot, Inc.	31,500	2,440,305
		15,316,772
		49,447,942
Consumer Staples - 8.0%
Beverages - 0.3%
PepsiCo, Inc.	14,000	1,145,060
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	26,500	2,930,105
CVS Caremark Corp.	58,400	3,339,312
Walgreen Company	800	35,360
		6,304,777
Food Products - 2.1%
Green Mountain Coffee Roasters, Inc. (I)(L)	21,900	1,643,814
John B. Sanfilippo & Son, Inc.	11,000	221,760
Omega Protein Corp. (I)	22,000	197,560
Pilgrim’s Pride Corp. (I)	35,600	531,864
Sanderson Farms, Inc. (L)	50,300	3,340,926
Tyson Foods, Inc., Class A	68,400	1,756,512
		7,692,436
Household Products - 0.8%
Colgate-Palmolive Company	15,600	893,724
Harbinger Group, Inc. (I)	5,400	40,716
Kimberly-Clark Corp.	15,400	1,495,956
The Procter & Gamble Company	5,100	392,649
		2,823,045
Personal Products - 0.7%
Avon Products, Inc.	53,400	1,123,002
Inter Parfums, Inc.	4,100	116,932
Medifast, Inc. (I)(L)	7,200	185,472
USANA Health Sciences, Inc. (I)	16,000	1,158,080
		2,583,486
Tobacco - 2.4%
Altria Group, Inc.	153,000	5,353,470
Lorillard, Inc.	44,000	1,921,920
Universal Corp. (L)	26,400	1,527,240
		8,802,630
		29,351,434
Energy - 10.0%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. (I)	74,000	2,080,880
Oil, Gas & Consumable Fuels - 9.4%
Alon USA Energy, Inc.	101,800	1,472,028
Cabot Oil & Gas Corp.	16,300	1,157,626
Chevron Corp.	10,700	1,266,238
ConocoPhillips	3,100	187,550
CVR Energy, Inc. (L)	35,100	1,663,740
Delek US Holdings, Inc.	71,500	2,057,770
EOG Resources, Inc.	15,600	2,054,208
EPL Oil & Gas, Inc. (I)	7,700	226,072
Exxon Mobil Corp.	49,800	4,499,430

All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	7,800	$333,684
Marathon Oil Corp.	5,300	183,274
Marathon Petroleum Corp.	58,800	4,178,328
Murphy Oil Corp.	8,900	541,921
Phillips 66	6,700	394,697
Southwestern Energy Company (I)	41,300	1,508,689
Tesoro Corp.	82,200	4,300,704
Vaalco Energy, Inc. (I)(L)	95,700	547,404
Valero Energy Corp.	113,300	3,939,441
Western Refining, Inc. (L)	132,900	3,730,503
		34,243,307
		36,324,187
Financials - 19.1%
Capital Markets - 2.0%
Financial Engines, Inc. (L)	9,000	410,310
Franklin Resources, Inc.	12,400	1,686,648
Invesco, Ltd.	38,800	1,233,840
Investment Technology Group, Inc. (I)	20,500	286,590
T. Rowe Price Group, Inc.	25,500	1,865,325
The Goldman Sachs Group, Inc.	11,200	1,694,000
Virtus Investment Partners, Inc. (I)	1,300	229,151
		7,405,864
Commercial Banks - 2.9%
Banner Corp.	8,900	300,731
First Financial Holdings, Inc.	12,500	265,125
First Merchants Corp.	12,700	217,805
First Niagara Financial Group, Inc.	40,700	409,849
Iberiabank Corp.	5,800	310,938
OFG Bancorp (L)	7,400	134,014
Pinnacle Financial Partners, Inc. (I)	25,200	647,892
Popular, Inc. (I)	84,300	2,556,819
PrivateBancorp, Inc.	49,500	1,049,895
Regions Financial Corp.	197,900	1,885,987
SunTrust Banks, Inc.	23,700	748,209
Susquehanna Bancshares, Inc.	42,700	548,695
WesBanco, Inc.	2,000	52,860
Western Alliance Bancorp (I)	15,900	251,697
Zions Bancorporation (L)	45,700	1,319,816
		10,700,332
Consumer Finance - 1.7%
American Express Company	12,900	964,404
Discover Financial Services	99,600	4,744,944
Portfolio Recovery Associates, Inc. (I)	1,800	276,534
		5,985,882
Diversified Financial Services - 3.6%
Bank of America Corp.	215,800	2,775,188
CBOE Holdings, Inc.	12,000	559,680
Citigroup, Inc.	102,800	4,931,316
JPMorgan Chase & Company	78,500	4,144,015
McGraw-Hill Financial, Inc.	6,700	356,373
Moody’s Corp.	7,300	444,789
		13,211,361
Insurance - 5.1%
Axis Capital Holdings, Ltd.	19,700	901,866
Berkshire Hathaway, Inc., Class B (I)	8,800	984,896
Cincinnati Financial Corp. (L)	27,000	1,239,300
First American Financial Corp.	145,900	3,215,636
HCI Group Inc (L)	8,800	270,336
The Allstate Corp.	46,200	2,223,144

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Chubb Corp.	14,800	$1,252,820
The Progressive Corp.	198,800	5,053,496
The Travelers Companies, Inc.	43,800	3,500,496
		18,641,990
Real Estate Investment Trusts - 3.8%
Host Hotels & Resorts, Inc.	219,700	3,706,339
Potlatch Corp.	55,900	2,260,596
Public Storage	6,600	1,011,978
RAIT Financial Trust	99,600	748,992
Redwood Trust, Inc.	13,200	224,400
The Geo Group, Inc.	43,000	1,459,850
Weyerhaeuser Company	158,100	4,504,269
		13,916,424
		69,861,853
Health Care - 14.6%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (I)	9,300	857,832
Alnylam Pharmaceuticals, Inc. (I)	53,500	1,659,035
Amgen, Inc.	43,500	4,291,710
Biogen Idec, Inc. (I)	14,400	3,098,880
Celgene Corp. (I)	32,900	3,846,339
PDL BioPharma, Inc. (L)	215,100	1,660,572
		15,414,368
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	26,400	920,832
SurModics, Inc. (I)	7,200	144,072
		1,064,904
Health Care Providers & Services - 5.5%
Aetna, Inc.	82,900	5,267,466
AMN Healthcare Services, Inc. (I)	53,400	764,688
Cigna Corp.	50,600	3,667,994
Health Net, Inc. (I)	100,700	3,204,274
Kindred Healthcare, Inc. (I)	9,500	124,735
Molina Healthcare, Inc. (I)(L)	37,900	1,409,122
Tenet Healthcare Corp. (I)	4,800	221,280
WellPoint, Inc.	64,800	5,303,232
		19,962,791
Life Sciences Tools & Services - 1.0%
Cambrex Corp. (I)	53,900	752,983
Covance, Inc. (I)	15,800	1,203,012
PAREXEL International Corp. (I)	35,900	1,649,246
		3,605,241
Pharmaceuticals - 3.6%
Actavis, Inc. (I)	8,400	1,060,248
Allergan, Inc.	2,300	193,752
Eli Lilly & Company	99,100	4,867,792
Johnson & Johnson	46,800	4,018,248
Lannett Company, Inc. (I)	11,000	131,010
Pfizer, Inc. (L)	98,900	2,770,189
Warner Chilcott PLC, Class A	16,500	328,020
		13,369,259
		53,416,563
Industrials - 10.0%
Aerospace & Defense - 4.7%
Exelis, Inc.	6,300	86,877
Honeywell International, Inc.	18,000	1,428,120
Huntington Ingalls Industries, Inc.	55,600	3,140,288

All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.	8,400	$911,064
Northrop Grumman Corp.	60,700	5,025,960
Raytheon Company	35,700	2,360,484
Taser International, Inc. (I)	128,800	1,097,376
The Boeing Company	29,200	2,991,248
		17,041,417
Airlines - 1.1%
Delta Air Lines, Inc. (I)	46,000	860,660
Hawaiian Holdings, Inc. (I)(L)	85,000	519,350
Republic Airways Holdings, Inc. (I)	99,000	1,121,670
Southwest Airlines Company	121,700	1,568,713
		4,070,393
Building Products - 0.8%
AAON, Inc.	13,000	430,040
Masco Corp.	104,400	2,034,756
Trex Company, Inc. (I)	7,600	360,924
		2,825,720
Commercial Services & Supplies - 0.8%
Avery Dennison Corp. (L)	14,800	632,848
Kimball International, Inc., Class B	40,100	389,371
Quad/Graphics, Inc. (L)	39,100	942,310
UniFirst Corp.	1,900	173,375
Viad Corp.	27,600	676,752
		2,814,656
Construction & Engineering - 0.1%
Argan, Inc.	13,800	215,280
Pike Electric Corp.	17,900	220,170
		435,450
Electrical Equipment - 0.1%
AZZ, Inc.	6,500	250,640
Coleman Cable, Inc.	4,200	75,852
		326,492
Industrial Conglomerates - 0.2%
General Electric Company	22,800	528,732
Machinery - 1.4%
FreightCar America, Inc.	8,500	144,415
ITT Corp.	53,800	1,582,258
Mueller Water Products, Inc., Class A	193,300	1,335,703
Oshkosh Corp. (I)	56,800	2,156,696
		5,219,072
Marine - 0.0%
Matson, Inc.	3,400	85,000
Professional Services - 0.4%
RPX Corp. (I)	94,900	1,594,320
Road & Rail - 0.4%
Saia, Inc. (I)	48,750	1,461,038
		36,402,290
Information Technology - 17.2%
Communications Equipment - 2.4%
Cisco Systems, Inc.	197,200	4,793,932
InterDigital, Inc.	70,500	3,147,825
QUALCOMM, Inc.	13,900	849,012
		8,790,769
Computers & Peripherals - 4.2%
Apple, Inc.	8,226	3,258,154
Hewlett-Packard Company	226,200	5,609,760

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers & Peripherals (continued)
Lexmark International, Inc., Class A (L)	38,900	$1,189,173
Synaptics, Inc. (I)	10,900	420,304
Western Digital Corp.	78,400	4,867,856
		15,345,247
Electronic Equipment, Instruments & Components - 0.0%
PC Connection, Inc.	2,600	40,170
Internet Software & Services - 3.2%
AOL, Inc. (I)	129,300	4,716,864
EarthLink, Inc.	12,700	78,867
eBay, Inc. (I)	67,100	3,470,412
j2 Global, Inc. (L)	10,900	463,359
LinkedIn Corp., Class A (I)	16,600	2,959,780
		11,689,282
IT Services - 3.7%
Cognizant Technology
Solutions Corp., Class A (I)	900	56,349
Computer Sciences Corp.	97,800	4,280,706
Convergys Corp.	16,400	285,852
CoreLogic, Inc. (I)	155,200	3,595,984
CSG Systems International, Inc.	51,100	1,108,870
FleetCor Technologies, Inc. (I)	3,600	292,680
Global Cash Access Holdings, Inc. (I)	65,800	411,908
IBM Corp.	5,355	1,023,394
Visa, Inc., Class A	14,000	2,558,500
		13,614,243
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (I)	27,500	478,775
First Solar, Inc. (I)	102,100	4,566,933
Kulicke & Soffa Industries, Inc. (I)	104,800	1,159,088
Micron Technology, Inc. (I)	109,900	1,574,867
Photronics, Inc. (I)(L)	65,200	525,512
		8,305,175
Software - 1.4%
CA, Inc.	81,300	2,327,619
CommVault Systems, Inc. (I)	7,000	531,230
Microsoft Corp.	63,907	2,206,709
Telenav, Inc. (I)	14,300	74,789
		5,140,347
		62,925,233
Materials - 2.8%
Chemicals - 2.7%
American Vanguard Corp.	15,400	360,822
CF Industries Holdings, Inc.	8,700	1,492,050
FutureFuel Corp.	9,500	134,615
LyondellBasell Industries NV, Class A	21,600	1,431,216
Monsanto Company	14,200	1,402,960
The Sherwin-Williams Company	2,300	406,180
Westlake Chemical Corp.	48,500	4,675,885
		9,903,728
Construction Materials - 0.0%
Headwaters, Inc. (I)	6,800	60,112
Paper & Forest Products - 0.1%
Resolute Forest Products, Inc. (I)	12,900	169,893
		10,133,733
Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.6%
Atlantic Tele-Network, Inc.	1,900	94,354

All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Cbeyond, Inc. (I)	47,600	$373,184
Inteliquent, Inc.	83,600	480,700
Verizon Communications, Inc.	98,300	4,948,422
		5,896,660
Wireless Telecommunication Services - 0.1%
USA Mobility, Inc.	14,300	194,051
		6,090,711
Utilities - 2.3%
Electric Utilities - 0.1%
MGE Energy, Inc.	2,000	109,520
Portland General Electric Company	16,800	513,912
		623,432
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	10,000	267,000
Multi-Utilities - 2.1%
Ameren Corp.	131,900	4,542,636
Consolidated Edison, Inc. (L)	13,500	787,185
DTE Energy Company	24,600	1,648,446
Public Service Enterprise Group, Inc.	18,500	604,210
		7,582,477
		8,472,909
TOTAL COMMON STOCKS (Cost $316,193,156)		$362,426,855
SECURITIES LENDING COLLATERAL - 7.6%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,787,408	27,893,868
TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,896,424)		$27,893,868
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
State Street Institutional Liquid Reserves
Fund, 0.0914% (Y)	2,691,639	2,691,639
TOTAL SHORT-TERM INVESTMENTS (Cost $2,691,639)		$2,691,639
Total Investments (All Cap Core Trust)
(Cost $346,781,219) - 107.6%	$393,012,362
Other assets and liabilities, net - (7.6%)		(27,893,668)
TOTAL NET ASSETS - 100.0%		$365,118,694

All Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 100.1%
Consumer Discretionary - 14.8%
Auto Components - 2.3%
BorgWarner, Inc. (I)	70,700	$6,090,803
Delphi Automotive PLC	106,600	5,403,554
		11,494,357
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	101,078	5,102,417
Media - 5.0%
Comcast Corp., Class A	175,500	7,349,940

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Starz - Liberty Capital (I)	226,600	$5,007,860
The Interpublic Group of Companies, Inc.	301,400	4,385,370
The Walt Disney Company	64,151	4,051,136
Time Warner, Inc.	83,700	4,839,534
		25,633,840
Multiline Retail - 1.3%
Macy’s, Inc.	136,600	6,556,800
Specialty Retail - 5.2%
Bed Bath & Beyond, Inc. (I)	86,000	6,097,400
CST Brands, Inc. (I)(L)	148,533	4,576,302
Foot Locker, Inc.	183,700	6,453,381
GNC Holdings, Inc., Class A (L)	122,200	5,402,462
The Home Depot, Inc.	52,400	4,059,428
		26,588,973
		75,376,387
Consumer Staples - 5.5%
Beverages - 0.9%
The Coca-Cola Company	116,900	4,688,859
Food Products - 3.1%
Kraft Foods Group, Inc.	147,965	8,266,805
Mondelez International, Inc., Class A	260,097	7,420,567
		15,687,372
Household Products - 1.5%
Kimberly-Clark Corp.	77,500	7,528,350
		27,904,581
Energy - 9.5%
Energy Equipment & Services - 0.7%
Schlumberger, Ltd.	49,900	3,575,834
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	52,100	4,476,953
EQT Corp.	77,100	6,119,427
Exxon Mobil Corp.	87,218	7,880,146
Occidental Petroleum Corp.	88,100	7,861,163
Range Resources Corp.	77,300	5,976,836
Southwestern Energy Company (I)	152,500	5,570,825
Valero Energy Corp.	200,900	6,985,293
		44,870,643
		48,446,477
Financials - 26.4%
Capital Markets - 3.9%
Affiliated Managers Group, Inc. (I)	32,000	5,246,080
Artisan Partners Asset Management, Inc. (I)	48,810	2,436,107
Invesco, Ltd.	106,700	3,393,060
Raymond James Financial, Inc.	141,100	6,064,478
TD Ameritrade Holding Corp.	108,200	2,628,178
		19,767,903
Commercial Banks - 5.8%
Fifth Third Bancorp	261,300	4,716,465
First Republic Bank	70,900	2,728,232
PNC Financial Services Group, Inc.	53,200	3,879,344
Signature Bank (I)(L)	32,400	2,689,848
SunTrust Banks, Inc.	228,900	7,226,373
Wells Fargo & Company	203,400	8,394,318
		29,634,580
Consumer Finance - 2.4%
Capital One Financial Corp.	197,600	12,411,256

All Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services - 7.4%
Citigroup, Inc.	322,700	$15,479,919
IntercontinentalExchange, Inc. (I)(L)	28,900	5,137,264
JPMorgan Chase & Company	326,024	17,210,807
		37,827,990
Insurance - 6.2%
ACE, Ltd.	80,100	7,167,348
Hartford Financial Services Group, Inc.	284,600	8,799,832
Marsh & McLennan Companies, Inc.	76,217	3,042,583
The Allstate Corp.	122,000	5,870,640
The Travelers Companies, Inc.	22,891	1,829,449
XL Group PLC	167,600	5,081,632
		31,791,484
Real Estate Investment Trusts - 0.7%
Ventas, Inc.	46,600	3,236,836
		134,670,049
Health Care - 21.1%
Biotechnology - 5.9%
Aegerion Pharmaceuticals, Inc. (I)	50,200	3,179,668
Celgene Corp. (I)	58,516	6,841,106
Incyte Corp. (I)(L)	153,100	3,368,200
Onyx Pharmaceuticals, Inc. (I)(L)	82,000	10,162,260
Quintiles Transnational Holdings, Inc. (I)	70,000	2,979,200
Sarepta Therapeutics, Inc. (I)(L)	94,400	3,591,920
		30,122,354
Health Care Providers & Services - 9.6%
Cigna Corp.	106,812	7,742,802
Community Health Systems, Inc.	107,800	5,053,664
DaVita HealthCare Partners, Inc. (I)	40,300	4,868,240
Express Scripts Holding Company (I)	211,375	13,039,724
Humana, Inc.	73,600	6,210,368
Laboratory Corp. of America Holdings (I)	75,600	7,567,560
Team Health Holdings, Inc. (I)	115,600	4,747,692
		49,230,050
Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc. (L)	93,987	7,954,120
Pharmaceuticals - 4.0%
Actavis, Inc. (I)	121,100	15,285,242
Eli Lilly & Company	102,000	5,010,240
		20,295,482
		107,602,006
Industrials - 6.6%
Aerospace & Defense - 1.3%
United Technologies Corp.	68,800	6,394,272
Building Products - 0.5%
USG Corp. (I)	113,100	2,606,955
Construction & Engineering - 2.1%
Jacobs Engineering Group, Inc. (I)	90,700	5,000,291
URS Corp.	118,600	5,600,292
		10,600,583
Electrical Equipment - 1.0%
Eaton Corp. PLC	75,678	4,980,369
Machinery - 0.5%
Pentair, Ltd.	44,200	2,549,898
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (I)(L)	256,100	6,351,280
		33,483,357

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information Technology - 8.1%
Computers & Peripherals - 1.7%
NCR Corp. (I)	268,600	$8,861,114
Electronic Equipment, Instruments & Components - 0.9%
Anixter International, Inc. (I)	57,550	4,362,866
Internet Software & Services - 1.0%
eBay, Inc. (I)	98,500	5,094,420
IT Services - 2.4%
Alliance Data Systems Corp. (I)(L)	44,400	8,037,732
Vantiv, Inc., Class A (I)	151,600	4,184,160
		12,221,892
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp., Class A	155,800	5,259,808
Xilinx, Inc.	144,800	5,735,528
		10,995,336
		41,535,628
Materials - 2.1%
Containers & Packaging - 0.8%
Berry Plastics Group, Inc. (I)	179,900	3,970,393
Metals & Mining - 1.0%
Reliance Steel & Aluminum Company	79,779	5,230,311
Paper & Forest Products - 0.3%
International Paper Company	40,500	1,794,555
		10,995,259
Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	70,900	2,509,860
Verizon Communications, Inc.	259,500	13,063,230
		15,573,090
		15,573,090
Utilities - 3.0%
Electric Utilities - 1.1%
NextEra Energy, Inc.	67,320	5,485,234
Multi-Utilities - 1.9%
PG&E Corp.	102,500	4,687,325
Sempra Energy	60,400	4,938,304
		9,625,629
		15,110,863
TOTAL COMMON STOCKS (Cost $428,767,360)		$510,697,697
SECURITIES LENDING COLLATERAL - 7.9%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	4,012,667	40,155,158
TOTAL SECURITIES LENDING
COLLATERAL (Cost $40,157,817)		$40,155,158
Total Investments (All Cap Value Trust)
(Cost $468,925,177) - 108.0%	$550,852,855
Other assets and liabilities, net - (8.0%)		(40,682,282)
TOTAL NET ASSETS - 100.0%		$510,170,573

Alpha Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Consumer Discretionary - 16.9%
Auto Components - 0.7%
Allison Transmission Holdings, Inc. (L)	158,480	$3,657,718
Delphi Automotive PLC	9,515	482,315
Tenneco, Inc. (I)	43,990	1,991,867
		6,131,900
Automobiles - 1.3%
Dongfeng Motor Group Company, Ltd.,
H Shares	1,064,930	1,416,031
Fiat SpA (I)	166,870	1,156,500
Ford Motor Company	158,505	2,452,072
General Motors Company (I)	24,655	821,258
Harley-Davidson, Inc.	52,910	2,900,526
Hyundai Motor Company	4,890	960,705
Peugeot SA (I)(L)	141,853	1,167,866
Renault SA	15,865	1,059,826
		11,934,784
Diversified Consumer Services - 0.2%
Service Corp. International	110,000	1,983,300
Hotels, Restaurants & Leisure - 2.4%
Bloomin’ Brands, Inc. (I)	219,900	5,471,112
Buffalo Wild Wings, Inc. (I)	15,171	1,489,185
Burger King Worldwide, Inc. (L)	206,464	4,028,113
Compass Group PLC	110,940	1,421,762
Dunkin’ Brands Group, Inc.	40,350	1,727,787
Galaxy Entertainment Group, Ltd. (I)	63,000	304,023
Penn National Gaming, Inc. (I)(L)	43,400	2,294,124
Sands China, Ltd.	72,630	341,095
Starbucks Corp.	7,100	464,979
Tim Hortons, Inc.	40,220	2,177,109
Wyndham Worldwide Corp.	27,715	1,586,129
		21,305,418
Household Durables - 1.7%
Harman International Industries, Inc.	4,100	222,220
KB Home (L)	153,115	3,005,647
M/I Homes, Inc. (I)(L)	68,325	1,568,742
NVR, Inc. (I)	5,535	5,103,270
Sekisui House, Ltd.	13,000	187,990
Sony Corp.	13,300	281,409
Taylor Morrison Home Corp., Class A (I)	54,020	1,317,008
Tempur-Pedic International, Inc. (I)	19,080	837,612
Toll Brothers, Inc. (I)	69,800	2,277,574
		14,801,472
Internet & Catalog Retail - 1.4%
Groupon, Inc. (I)	106,300	903,550
priceline.com, Inc. (I)	9,110	7,535,154
TripAdvisor, Inc. (I)	68,900	4,193,943
		12,632,647
Leisure Equipment & Products - 0.3%
Mattel, Inc.	58,214	2,637,676
Media - 2.5%
Charter Communications, Inc., Class A (I)	13,105	1,623,054
DISH Network Corp., Class A	45,055	1,915,739
Omnicom Group, Inc.	81,927	5,150,750
The Walt Disney Company	40,073	2,530,610
Time Warner Cable, Inc.	31,420	3,534,122
Time Warner, Inc.	95,460	5,519,497
WPP PLC	131,848	2,252,567
		22,526,339

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline Retail - 0.7%
Intime Department Store
Group Company, Ltd. (I)	977,395	$947,216
Maoye International Holdings, Ltd.	3,846,525	582,779
Marks & Spencer Group PLC	52,054	340,156
Nordstrom, Inc.	11,600	695,304
Target Corp. (L)	51,307	3,533,000
		6,098,455
Specialty Retail - 4.8%
Advance Auto Parts, Inc.	60,470	4,908,350
AutoZone, Inc. (I)	8,809	3,732,285
Best Buy Company, Inc. (L)	39,000	1,065,870
Cabela’s, Inc. (I)(L)	5,100	330,276
CarMax, Inc. (I)(L)	12,085	557,844
CST Brands, Inc. (I)(L)	59,076	1,820,132
Dick’s Sporting Goods, Inc.	113,187	5,666,141
DSW, Inc., Class A	8,620	633,311
Five Below, Inc. (I)	12,940	475,674
GameStop Corp., Class A (L)	47,455	1,994,534
Lowe’s Companies, Inc.	445,204	18,208,844
The Gap, Inc.	14,700	613,431
Tiffany & Company	14,280	1,040,155
Zhongsheng Group Holdings, Ltd.	1,099,950	1,207,726
		42,254,573
Textiles, Apparel & Luxury Goods - 0.9%
Fifth & Pacific Companies, Inc. (I)	93,643	2,091,985
Michael Kors Holdings, Ltd. (I)	12,650	784,553
Quiksilver, Inc. (I)	148,740	957,886
Samsonite International SA	1,886,355	4,542,675
		8,377,099
		150,683,663
Consumer Staples - 5.2%
Beverages - 1.6%
Anheuser-Busch InBev NV	29,917	2,654,092
Beam, Inc.	6,900	435,459
Diageo PLC	43,570	1,249,729
LT Group, Inc.	2,529,725	1,317,254
Molson Coors Brewing Company, Class B	65,970	3,157,324
Monster Beverage Corp. (I)	8,344	507,065
PepsiCo, Inc.	63,461	5,190,475
		14,511,398
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	23,860	1,364,315
Metro AG	29,500	932,643
Seven & I Holdings Company, Ltd.	13,600	497,158
Walgreen Company	77,090	3,407,378
		6,201,494
Food Products - 1.8%
Asian Bamboo AG (I)(L)	31,473	91,361
Asian Citrus Holdings, Ltd. (I)	1,903,942	682,485
Bunge, Ltd.	72,845	5,155,241
China Minzhong Food Corp., Ltd. (I)(L)	915,555	749,167
Hillshire Brands Company	49,985	1,653,504
Kraft Foods Group, Inc.	66,903	3,737,871
Unilever NV - NY Shares	79,170	3,112,173
Universal Robina Corp.	244,695	703,614
		15,885,416
Household Products - 0.2%
Svenska Cellulosa AB, B Shares	65,765	1,646,562

Alpha Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal Products - 0.6%
Coty, Inc., Class A (I)(L)	252,377	$4,335,837
Hengan International Group Company, Ltd.	37,000	399,912
The Estee Lauder Companies, Inc., Class A	4,500	295,965
		5,031,714
Tobacco - 0.3%
Philip Morris International, Inc.	29,410	2,547,494
		45,824,078
Energy - 8.6%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	83,731	3,862,511
Halliburton Company	153,220	6,392,338
McDermott International, Inc. (I)	152,685	1,248,963
Oceaneering International, Inc.	3,350	241,870
Superior Energy Services, Inc. (I)	7,265	188,454
Trican Well Service, Ltd. (L)	77,770	1,033,778
		12,967,914
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	65,142	5,597,652
BG Group PLC	348,975	5,955,952
BP PLC, ADR	90,715	3,786,444
Cabot Oil & Gas Corp.	25,150	1,786,153
Chesapeake Energy Corp. (L)	28,510	581,034
Chevron Corp.	37,455	4,432,425
Cobalt International Energy, Inc. (I)	403,025	10,708,374
Exxon Mobil Corp.	31,065	2,806,723
JX Holdings, Inc.	226,730	1,099,707
Karoon Gas Australia, Ltd. (I)	814,877	3,760,432
KiOR, Inc., Class A (I)(L)	79,965	456,600
Marathon Petroleum Corp.	8,600	611,116
Occidental Petroleum Corp.	53,306	4,756,494
Pioneer Natural Resources Company	81,720	11,828,970
Royal Dutch Shell PLC, ADR, Class B (L)	31,415	2,081,872
Suncor Energy, Inc.	79,295	2,338,410
Tesoro Corp.	11,600	606,912
Valero Energy Corp.	16,600	577,182
		63,772,452
		76,740,366
Financials - 13.5%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	12,890	1,042,543
BlackRock, Inc.	32,773	8,417,745
CETIP SA - Mercados Organizados	65,150	662,785
CITIC Securities Company, Ltd., H Shares	439,760	774,964
E*TRADE Financial Corp. (I)	218,140	2,761,652
LPL Financial Holdings, Inc.	83,430	3,150,317
SEI Investments Company	166,610	4,736,722
T. Rowe Price Group, Inc.	18,120	1,325,478
TD Ameritrade Holding Corp.	11,900	289,051
		23,161,257
Commercial Banks - 3.5%
Agricultural Bank of China, Ltd., H Shares	1,471,170	601,821
BOK Financial Corp.	35,530	2,275,697
China Construction Bank Corp., H Shares	935,965	657,443
Cullen/Frost Bankers, Inc. (L)	9,275	619,292
First Niagara Financial Group, Inc.	83,710	842,960
First Republic Bank	40,200	1,546,896
Industrial & Commercial Bank of China, Ltd.,
H Shares	1,107,960	692,472
M&T Bank Corp. (L)	57,290	6,402,158

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Mitsubishi UFJ Financial Group	72,400	$449,276
Mizuho Financial Group, Inc.	182,500	379,848
PNC Financial Services Group, Inc.	112,522	8,205,104
The Bank of Yokohama, Ltd.	40,000	206,516
Wells Fargo & Company	205,159	8,466,912
		31,346,395
Diversified Financial Services - 1.7%
Citigroup, Inc.	98,295	4,715,211
IntercontinentalExchange, Inc. (I)	25,508	4,534,302
JPMorgan Chase & Company	89,918	4,746,771
Moody’s Corp.	18,650	1,136,345
Osaka Securities Exchange Company, Ltd.	3,200	323,343
		15,455,972
Insurance - 5.2%
ACE, Ltd.	37,720	3,375,186
Alleghany Corp. (I)	6,330	2,426,352
American International Group, Inc. (I)	326,332	14,587,040
Berkshire Hathaway, Inc., Class B (I)	19,410	2,172,367
China Pacific Insurance Group Company, Ltd.,
H Shares	221,925	702,654
China Taiping Insurance
Holdings Company, Ltd. (I)	504,780	775,585
Delta Lloyd NV	72,466	1,443,681
Fidelity National Financial, Inc., Class A	108,280	2,578,147
Markel Corp. (I)	11,274	5,940,834
Marsh & McLennan Companies, Inc.	140,415	5,605,367
MetLife, Inc.	51,885	2,374,258
MS&AD Insurance Group Holdings	12,600	320,449
T&D Holdings, Inc.	150,055	2,018,536
Tokio Marine Holdings, Inc.	15,000	475,716
Unum Group	16,200	475,794
XL Group PLC	44,078	1,336,445
		46,608,411
Real Estate Investment Trusts - 0.1%
Taubman Centers, Inc.	4,300	323,145
Unibail-Rodamco SE	1,290	299,115
		622,260
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	81,785	731,221
Hulic Company, Ltd. (I)	34,700	372,318
Mitsui Fudosan Company, Ltd.	15,500	455,961
Realogy Holdings Corp. (I)	17,889	859,388
		2,418,888
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (I)	11,200	461,664
		120,074,847
Health Care - 13.8%
Biotechnology - 3.0%
Algeta ASA (I)	33,436	1,270,648
Amgen, Inc.	5,000	493,300
Arena Pharmaceuticals, Inc. (I)(L)	165,880	1,277,276
Biogen Idec, Inc. (I)	6,730	1,448,296
BioMarin Pharmaceutical, Inc. (I)	6,060	338,087
Celgene Corp. (I)	10,455	1,222,294
Cubist Pharmaceuticals, Inc. (I)	14,200	685,860
Gilead Sciences, Inc. (I)	78,200	4,004,622
Onyx Pharmaceuticals, Inc. (I)(L)	38,960	4,828,313
Pharmacyclics, Inc. (I)	8,160	648,475
Puma Biotechnology, Inc. (I)	11,170	495,613

Alpha Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (I)	19,443	$4,372,342
Seattle Genetics, Inc. (I)(L)	40,680	1,279,793
TESARO, Inc. (I)	20,905	684,430
Vertex Pharmaceuticals, Inc. (I)	47,020	3,755,487
		26,804,836
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (I)	42,600	394,902
Hologic, Inc. (I)	374,795	7,233,544
Medtronic, Inc.	98,806	5,085,545
		12,713,991
Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc. (I)	53,945	1,426,306
Cardinal Health, Inc.	134,306	6,339,243
Catamaran Corp. (I)	128,952	6,282,541
Cigna Corp.	39,755	2,881,840
HCA Holdings, Inc.	10,800	389,448
Humana, Inc.	5,700	480,966
Laboratory Corp. of America Holdings (I)	32,360	3,239,236
UnitedHealth Group, Inc.	7,300	478,004
Universal Health Services, Inc., Class B	9,800	656,208
		22,173,792
Health Care Technology - 0.1%
CareView Communications, Inc. (I)	1,381,395	759,767
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (I)	8,400	628,656
Pharmaceuticals - 6.7%
AstraZeneca PLC	86,382	4,086,210
Bristol-Myers Squibb Company	138,900	6,207,441
Eli Lilly & Company	52,500	2,578,800
H. Lundbeck A/S	81,528	1,450,674
Hisamitsu Pharmaceutical Company, Inc.	3,500	178,301
Jazz Pharmaceuticals PLC (I)	19,460	1,337,486
Johnson & Johnson	105,049	9,019,507
Merck & Company, Inc.	262,105	12,174,777
Mylan, Inc. (I)	27,200	844,016
Ono Pharmaceutical Company, Ltd.	26,415	1,792,548
Pfizer, Inc.	43,664	1,223,029
Roche Holdings AG	37,384	9,263,171
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	409,670	663,213
Teva Pharmaceutical Industries, Ltd., ADR (L)	166,430	6,524,056
TherapeuticsMD, Inc. (I)	678,320	2,055,310
Zoetis, Inc.	13,762	425,109
		59,823,648
		122,904,690
Industrials - 13.8%
Aerospace & Defense - 2.9%
BAE Systems PLC	109,225	638,395
Bombardier, Inc.	243,595	1,083,983
DigitalGlobe, Inc. (I)	197,680	6,130,057
GenCorp, Inc. (I)(L)	63,905	1,039,095
Lockheed Martin Corp.	23,988	2,601,738
Northrop Grumman Corp.	31,071	2,572,679
Rolls-Royce Holdings PLC	167,252	2,893,858
Safran SA	50,836	2,647,695
Textron, Inc.	22,645	589,902
Thales SA	7,360	342,904
TransDigm Group, Inc.	12,143	1,903,658

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace & Defense (continued)
United Technologies Corp.	40,635	$3,776,617
		26,220,581
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	45,710	2,573,930
United Parcel Service, Inc., Class B	91,238	7,890,262
		10,464,192
Airlines - 0.8%
AirAsia BHD	1,030,646	1,040,501
AirAsia X Bhd (I)	741,800	293,480
Delta Air Lines, Inc. (I)	164,405	3,076,018
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	152,845	512,031
United Continental Holdings, Inc. (I)	67,790	2,121,149
		7,043,179
Building Products - 1.2%
Armstrong World Industries, Inc. (I)	111,535	5,330,258
Lennox International, Inc.	78,085	5,039,606
Owens Corning, Inc. (I)	12,900	504,132
Ply Gem Holdings Inc (I)	2,225	44,634
		10,918,630
Commercial Services & Supplies - 0.5%
Platform Acquisition Holdings, Ltd. (I)	88,800	950,160
The ADT Corp. (I)(L)	38,330	1,527,451
Waste Connections, Inc.	53,440	2,198,522
		4,676,133
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (I)	76,630	4,224,612
Electrical Equipment - 0.5%
Eaton Corp. PLC	58,250	3,833,433
Hubbell, Inc., Class B	4,650	460,350
Mitsubishi Electric Corp.	50,000	468,422
		4,762,205
Industrial Conglomerates - 0.6%
3M Company	41,652	4,554,646
Toshiba Corp.	106,895	514,191
		5,068,837
Machinery - 2.1%
Barnes Group, Inc.	83,315	2,498,617
Donaldson Company, Inc.	11,900	424,354
Fiat Industrial SpA	237,057	2,640,725
IDEX Corp. (L)	31,795	1,710,889
Jain Irrigation Systems, Ltd.	1,130,725	981,341
PACCAR, Inc. (L)	86,225	4,626,834
Pall Corp.	26,805	1,780,656
Stanley Black & Decker, Inc.	35,177	2,719,182
Vallourec SA	8,685	439,475
WABCO Holdings, Inc. (I)	8,973	670,193
		18,492,266
Professional Services - 1.4%
IHS, Inc., Class A (I)	72,320	7,548,762
Nielsen Holdings NV	81,045	2,722,302
Verisk Analytics, Inc., Class A (I)	32,448	1,937,146
		12,208,210
Road & Rail - 1.0%
Canadian National Railway Company	16,480	1,604,594
Canadian Pacific Railway, Ltd.	9,560	1,160,393
Hertz Global Holdings, Inc. (I)(L)	162,945	4,041,036

Alpha Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Kansas City Southern	17,010	$1,802,380
Landstar System, Inc.	4,662	240,093
		8,848,496
Trading Companies & Distributors - 1.1%
HD Supply Holdings, Inc. (I)	108,492	2,038,565
MSC Industrial Direct Company, Inc., Class A	49,785	3,856,346
Rexel SA	34,725	780,938
WESCO International, Inc. (I)(L)	40,720	2,767,331
		9,443,180
		122,370,521
Information Technology - 19.0%
Communications Equipment - 1.8%
Alcatel-Lucent, ADR (I)(L)	1,033,870	1,881,643
Cisco Systems, Inc.	458,483	11,145,722
JDS Uniphase Corp. (I)	210,518	3,027,249
		16,054,614
Computers & Peripherals - 0.8%
EMC Corp.	104,125	2,459,433
NetApp, Inc.	6,000	226,680
SanDisk Corp. (I)	61,970	3,786,367
Seagate Technology PLC	13,800	618,654
		7,091,134
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (I)	228,104	9,705,825
eBay, Inc. (I)	61,000	3,154,920
IAC/InterActiveCorp	37,258	1,771,990
LinkedIn Corp., Class A (I)	53,725	9,579,168
MercadoLibre, Inc. (L)	3,800	409,488
Open Text Corp. (L)	6,200	424,514
Pandora Media, Inc. (I)(L)	133,410	2,454,744
Web.com Group, Inc. (I)(L)	82,006	2,099,354
Yahoo!, Inc. (I)	380,072	9,543,608
		39,143,611
IT Services - 0.9%
Amadeus IT Holding SA, A Shares	37,400	1,194,718
Automatic Data Processing, Inc.	37,608	2,589,687
Nomura Research Institute, Ltd.	5,400	176,235
Teradata Corp. (I)	73,870	3,710,490
		7,671,130
Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.	93,030	4,191,932
ASML Holding NV, ADR	20,429	1,615,934
Avago Technologies, Ltd.	102,695	3,838,739
GT Advanced Technologies, Inc. (I)(L)	273,905	1,136,706
Intel Corp.	408,401	9,891,472
Lam Research Corp. (I)	24,200	1,073,028
Micron Technology, Inc. (I)	881,512	12,632,067
NXP Semiconductor NV (I)	79,410	2,460,122
Samsung Electronics Company, Ltd.	2,373	2,785,144
Skyworks Solutions, Inc. (I)	124,930	2,734,718
SunEdison, Inc. (I)	501,465	4,096,969
Teradyne, Inc. (I)	114,195	2,006,406
		48,463,237
Software - 5.7%
Activision Blizzard, Inc.	108,180	1,542,647
Adobe Systems, Inc. (I)	8,000	364,480
ANSYS, Inc. (I)	13,825	1,010,608
Autodesk, Inc. (I)	117,060	3,973,016

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc. (I)	514,480	$7,449,670
Citrix Systems, Inc. (I)	17,110	1,032,246
Concur Technologies, Inc. (I)(L)	88,280	7,184,226
FactSet Research Systems, Inc. (L)	14,455	1,473,543
Informatica Corp. (I)	6,000	209,880
Microsoft Corp.	340,875	11,770,414
Monitise PLC (I)	814,790	427,067
Oracle Corp.	180,511	5,545,298
Rovi Corp. (I)	40,105	915,998
Salesforce.com, Inc. (I)(L)	7,600	290,168
ServiceNow, Inc. (I)	151,989	6,138,836
VMware, Inc., Class A (I)	8,760	586,832
Zynga, Inc., Class A (I)(L)	242,235	673,413
		50,588,342
		169,012,068
Materials - 4.9%
Chemicals - 1.4%
LyondellBasell Industries NV, Class A	10,300	682,478
Methanex Corp.	51,011	2,182,761
Mitsui Chemicals, Inc.	746,105	1,685,317
Monsanto Company	32,870	3,247,556
The Dow Chemical Company	67,595	2,174,531
The Sherwin-Williams Company	9,485	1,675,051
Westlake Chemical Corp.	7,300	703,793
		12,351,487
Containers & Packaging - 1.3%
Graphic Packaging Holding Company (I)	149,025	1,153,454
Packaging Corp. of America	47,420	2,321,683
Rock-Tenn Company, Class A	69,800	6,971,624
Silgan Holdings, Inc.	30,350	1,425,236
		11,871,997
Metals & Mining - 1.1%
Allied Nevada Gold Corp. (I)(L)	137,375	890,190
AuRico Gold, Inc. (L)	219,290	958,297
Barrick Gold Corp.	104,800	1,649,552
China Metal Recycling Holdings, Ltd. (I)(L)	481,015	146,208
Continental Gold, Ltd. (I)	430,986	1,352,338
Goldcorp, Inc.	87,500	2,163,875
Molycorp, Inc. (I)(L)	179,325	1,111,815
New Gold, Inc (I)	153,500	993,948
SunCoke Energy, Inc. (I)	17,225	241,495
		9,507,718
Paper & Forest Products - 1.1%
International Paper Company	140,930	6,244,608
KapStone Paper and Packaging Corp.	24,640	990,035
Norbord, Inc.	76,890	2,224,743
		9,459,386
		43,190,588
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	42,225	2,125,607
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (I)(L)	197,870	1,319,793
T-Mobile US, Inc. (I)	34,275	850,363
		2,170,156
		4,295,763

Alpha Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 1.2%
Gas Utilities - 0.7%
UGI Corp.	160,095	$6,261,315
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (I)	72,160	1,531,957
NRG Energy, Inc.	112,800	3,011,760
		4,543,717
		10,805,032
TOTAL COMMON STOCKS (Cost $768,802,506)		$865,901,616
PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.2%
ProSiebenSat.1 Media AG	30,635	1,315,391
TOTAL PREFERRED SECURITIES (Cost $1,297,169)		$1,315,391
WARRANTS - 0.1%
Moscow Exchange MICEX (Counterparty:
Deutsche Bank AG; Expiration Date:
04/18/2023; Strike Price: $0.00) (I)(S)	707,789	1,169,421
Platform Acquisition Holdings, Ltd.
(Expiration Date: 07/31/2020; Strike
Price: $11.50) (I)	88,800	0
TOTAL WARRANTS (Cost $1,133,207)		$1,169,421
SECURITIES LENDING COLLATERAL - 7.5%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	6,693,179	66,979,313
TOTAL SECURITIES LENDING
COLLATERAL (Cost $66,986,395)		$66,979,313
SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreement - 3.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/28/13 at 0.250% to be
repurchased at $26,600,554 on 07/01/2013,
collateralized by $27,200,000 Federal
National Mortgage Association, 0.500% due
10/22/2015 (valued at $27,132,181,
including interest)	$26,600,000	$26,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,600,000)		$26,600,000
Total Investments (Alpha Opportunities Trust)
(Cost $864,819,277) - 108.2%	$961,965,741
Other assets and liabilities, net - (8.2%)		(72,949,618)
TOTAL NET ASSETS - 100.0%		$889,016,123

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	84,425,671	$1,711,308,359
TOTAL INVESTMENT COMPANIES (Cost $1,111,448,069)		$1,711,308,359
Total Investments (American Asset Allocation Trust)
(Cost $1,111,448,069) - 100.0%	$1,711,308,359
Other assets and liabilities, net - 0.0%		(47,974)
TOTAL NET ASSETS - 100.0%		$1,711,260,385

American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	10,193,242	$257,685,157
TOTAL INVESTMENT COMPANIES (Cost $223,808,705)		$257,685,157
Total Investments (American Global Growth Trust)
(Cost $223,808,705) - 100.0%	$257,685,157
Other assets and liabilities, net - 0.0%		(38,455)
TOTAL NET ASSETS - 100.0%		$257,646,702

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	16,201,496	$1,083,880,092
TOTAL INVESTMENT COMPANIES (Cost $785,460,738)		$1,083,880,092
Total Investments (American Growth Trust)
(Cost $785,460,738) - 100.0%	$1,083,880,092
Other assets and liabilities, net - 0.0%		(29,328)
TOTAL NET ASSETS - 100.0%		$1,083,850,764

American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	30,231,426	$1,296,928,196
TOTAL INVESTMENT COMPANIES (Cost $929,338,617)		$1,296,928,196
Total Investments (American Growth-Income Trust)
(Cost $929,338,617) - 100.0%	$1,296,928,196
Other assets and liabilities, net - 0.0%		(99,394)
TOTAL NET ASSETS - 100.0%		$1,296,828,802

American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	36,748,413	$669,188,607
TOTAL INVESTMENT COMPANIES (Cost $608,759,879)		$669,188,607
Total Investments (American International Trust)
(Cost $608,759,879) - 100.0%	$669,188,607
Other assets and liabilities, net - 0.0%		(23,212)
TOTAL NET ASSETS - 100.0%		$669,165,395

American New World Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American New World Fund - Class 1	3,332,580	$74,083,243
TOTAL INVESTMENT COMPANIES (Cost $70,573,631)		$74,083,243
Total Investments (American New World Trust)
(Cost $70,573,631) - 100.0%	$74,083,243
Other assets and liabilities, net - 0.0%		(16,938)
TOTAL NET ASSETS - 100.0%		$74,066,305

Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.6%
Consumer Discretionary - 25.3%
Automobiles - 1.0%
Harley-Davidson, Inc.	192,800	$10,569,296
Tesla Motors, Inc. (I)(L)	64,200	6,897,006
		17,466,302
Hotels, Restaurants & Leisure - 5.9%
Carnival Corp.	134,100	4,598,289
Chipotle Mexican Grill, Inc. (I)	42,600	15,521,310
Las Vegas Sands Corp.	428,200	22,664,626
Marriott International, Inc., Class A	178,629	7,211,253
Starbucks Corp.	542,100	35,502,129
Starwood Hotels & Resorts Worldwide, Inc.	300,300	18,975,957
		104,473,564
Household Durables - 0.1%
D.R. Horton, Inc.	33,900	721,392
Lennar Corp., Class A (L)	27,900	1,005,516
		1,726,908
Internet & Catalog Retail - 7.9%
Amazon.com, Inc. (I)	287,989	79,971,665
Netflix, Inc. (I)	12,800	2,701,952
priceline.com, Inc. (I)	65,600	54,259,728
TripAdvisor, Inc. (I)	51,200	3,116,544
		140,049,889
Media - 2.6%
Discovery
Communications, Inc., Series C (I)(L)	327,600	22,820,616

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	60,900	$1,985,340
Omnicom Group, Inc. (L)	63,500	3,992,245
The Walt Disney Company	235,700	14,884,455
Time Warner, Inc.	25,400	1,468,628
Twenty-First Century Fox, Inc.	25,900	750,841
		45,902,125
Multiline Retail - 0.3%
Dollar Tree, Inc. (I)	119,900	6,095,716
Specialty Retail - 3.6%
L Brands, Inc. (L)	210,000	10,342,500
Lowe’s Companies, Inc.	167,100	6,834,390
O’Reilly Automotive, Inc. (I)	142,800	16,082,136
Ross Stores, Inc.	112,400	7,284,644
The Home Depot, Inc.	234,300	18,151,221
Tiffany & Company	16,500	1,201,860
Tractor Supply Company	25,700	3,022,577
		62,919,328
Textiles, Apparel & Luxury Goods - 3.9%
Fossil Group, Inc. (I)	120,900	12,490,179
Lululemon Athletica, Inc. (I)(L)	108,800	7,128,576
Michael Kors Holdings, Ltd. (I)	86,000	5,333,720
NIKE, Inc., Class B	179,100	11,405,088
PVH Corp.	124,100	15,518,705
Ralph Lauren Corp.	94,300	16,383,682
		68,259,950
		446,893,782
Consumer Staples - 3.9%
Beverages - 0.7%
Constellation Brands, Inc., Class A (I)	7,200	375,264
Monster Beverage Corp. (I)	69,600	4,229,592
PepsiCo, Inc.	74,000	6,052,460
The Coca-Cola Company	58,800	2,358,468
		13,015,784
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	62,700	6,932,739
CVS Caremark Corp.	151,000	8,634,180
The Kroger Company	62,300	2,151,842
Whole Foods Market, Inc.	328,000	16,885,440
		34,604,201
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (I)(L)	171,600	12,880,296
Household Products - 0.5%
The Procter & Gamble Company	109,300	8,415,007
Personal Products - 0.0%
The Estee Lauder Companies, Inc., Class A	2,800	184,156
		69,099,444
Energy - 4.6%
Energy Equipment & Services - 1.4%
Cameron International Corp. (I)	127,300	7,785,668
FMC Technologies, Inc. (I)	34,500	1,920,960
Schlumberger, Ltd.	196,392	14,073,451
		23,780,079
Oil, Gas & Consumable Fuels - 3.2%
Cabot Oil & Gas Corp.	21,700	1,541,134
Concho Resources, Inc. (I)	5,300	443,716
EOG Resources, Inc.	61,500	8,098,320
EQT Corp.	124,800	9,905,376

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	122,700	$7,228,257
Pioneer Natural Resources Company	128,100	18,542,475
Range Resources Corp.	148,600	11,489,752
		57,249,030
		81,029,109
Financials - 8.7%
Capital Markets - 5.3%
Ameriprise Financial, Inc.	58,451	4,727,517
Franklin Resources, Inc.	163,365	22,220,907
Invesco, Ltd.	674,500	21,449,100
Morgan Stanley	462,700	11,303,761
Northern Trust Corp. (L)	104,389	6,044,123
State Street Corp.	235,907	15,383,495
TD Ameritrade Holding Corp.	309,900	7,527,471
The Goldman Sachs Group, Inc.	30,976	4,685,120
		93,341,494
Commercial Banks - 0.3%
U.S. Bancorp	153,800	5,559,870
Consumer Finance - 1.2%
American Express Company	295,152	22,065,564
Diversified Financial Services - 1.6%
Citigroup, Inc.	206,500	9,905,805
IntercontinentalExchange, Inc. (I)(L)	51,300	9,119,088
JPMorgan Chase & Company	174,600	9,217,134
		28,242,027
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	113,000	4,510,960
		153,719,915
Health Care - 13.4%
Biotechnology - 7.8%
Alexion Pharmaceuticals, Inc. (I)	157,100	14,490,904
Biogen Idec, Inc. (I)	165,000	35,508,000
Celgene Corp. (I)	239,400	27,988,254
Gilead Sciences, Inc. (I)	880,000	45,064,800
Onyx Pharmaceuticals, Inc. (I)(L)	2,100	260,253
Regeneron Pharmaceuticals, Inc. (I)(L)	58,600	13,177,968
Vertex Pharmaceuticals, Inc. (I)	2,300	183,701
		136,673,880
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	60,400	4,183,908
Becton, Dickinson and Company	9,700	958,651
Covidien PLC	79,100	4,970,644
Edwards Lifesciences Corp. (I)	12,600	846,720
Stryker Corp.	87,179	5,638,738
		16,598,661
Health Care Providers & Services - 3.1%
Aetna, Inc.	31,300	1,988,802
AmerisourceBergen Corp.	6,800	379,644
Express Scripts Holding Company (I)	212,900	13,133,801
Henry Schein, Inc. (I)(L)	5,400	517,050
McKesson Corp.	270,600	30,983,700
UnitedHealth Group, Inc.	130,100	8,518,948
		55,521,945
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc. (L)	209,100	17,696,133
Pharmaceuticals - 0.6%
Allergan, Inc.	69,900	5,888,376

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Perrigo Company	11,400	$1,379,400
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	35,000	3,012,800
		10,280,576
		236,771,195
Industrials - 14.4%
Aerospace & Defense - 4.9%
Honeywell International, Inc.	174,100	13,813,094
Precision Castparts Corp.	173,200	39,144,932
The Boeing Company	245,200	25,118,288
United Technologies Corp.	94,000	8,736,360
		86,812,674
Air Freight & Logistics - 0.4%
FedEx Corp.	68,500	6,752,730
Airlines - 0.8%
Delta Air Lines, Inc. (I)	165,900	3,103,989
United Continental Holdings, Inc. (I)	373,100	11,674,299
		14,778,288
Electrical Equipment - 0.7%
Eaton Corp. PLC	27,400	1,803,194
Roper Industries, Inc.	87,600	10,881,672
		12,684,866
Industrial Conglomerates - 3.1%
3M Company	27,600	3,018,060
Danaher Corp.	823,126	52,103,876
		55,121,936
Professional Services - 0.4%
IHS, Inc., Class A (I)	57,100	5,960,098
Verisk Analytics, Inc., Class A (I)	3,400	202,980
		6,163,078
Road & Rail - 3.0%
J.B. Hunt Transport Services, Inc.	42,100	3,041,304
Kansas City Southern	131,800	13,965,528
Norfolk Southern Corp.	2,400	174,360
Union Pacific Corp.	228,000	35,175,840
		52,357,032
Trading Companies & Distributors - 1.1%
Fastenal Company (L)	281,700	12,915,945
W.W. Grainger, Inc.	23,500	5,926,230
		18,842,175
		253,512,779
Information Technology - 22.7%
Communications Equipment - 1.8%
Juniper Networks, Inc. (I)	130,721	2,524,223
QUALCOMM, Inc.	479,877	29,310,887
		31,835,110
Computers & Peripherals - 1.1%
Apple, Inc.	47,100	18,655,368
EMC Corp.	4,100	96,842
		18,752,210
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp., Class A (L)	5,200	405,288
Internet Software & Services - 10.5%
Akamai Technologies, Inc. (I)	89,500	3,808,225
Baidu, Inc., ADR (I)(L)	116,100	10,974,933

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
eBay, Inc. (I)	621,878	$32,163,530
Facebook, Inc., Class A (I)	470,508	11,696,829
Google, Inc., Class A (I)	115,166	101,388,691
LinkedIn Corp., Class A (I)	71,200	12,694,960
Tencent Holdings, Ltd.	301,800	11,877,781
		184,604,949
IT Services - 6.9%
Accenture PLC, Class A	89,000	6,404,440
Alliance Data Systems Corp. (I)(L)	50,000	9,051,500
Cognizant Technology
Solutions Corp., Class A (I)	171,100	10,712,571
Fiserv, Inc. (I)	94,500	8,260,245
Mastercard, Inc., Class A	95,800	55,037,100
Visa, Inc., Class A (L)	173,500	31,707,125
		121,172,981
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp., Class A	389,700	13,156,272
Xilinx, Inc.	34,225	1,355,652
		14,511,924
Software - 1.6%
Autodesk, Inc. (I)	52,800	1,792,032
Citrix Systems, Inc. (I)	2,300	138,759
Intuit, Inc.	5,700	347,871
Red Hat, Inc. (I)	212,300	10,152,186
Salesforce.com, Inc. (I)(L)	432,700	16,520,486
		28,951,334
		400,233,796
Materials - 4.6%
Chemicals - 4.6%
Ecolab, Inc.	217,300	18,511,787
Monsanto Company	135,104	13,348,275
Praxair, Inc.	210,200	24,206,632
The Sherwin-Williams Company	139,900	24,706,340
		80,773,034
		80,773,034
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
American Tower Corp.	481,538	35,234,136
TOTAL COMMON STOCKS (Cost $1,186,505,536)		$1,757,267,190
SECURITIES LENDING COLLATERAL - 6.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	11,848,142	118,565,538
TOTAL SECURITIES LENDING
COLLATERAL (Cost $118,575,342)		$118,565,538
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	450,001	450,001

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Prime Reserve Investment
Fund, 0.0501% (Y)	11,166,794	$11,166,794
		11,616,795
TOTAL SHORT-TERM INVESTMENTS (Cost $11,616,795)		$11,616,795
Total Investments (Blue Chip Growth Trust)
(Cost $1,316,697,673) - 107.0%	$1,887,449,523
Other assets and liabilities, net - (7.0%)		(123,618,148)
TOTAL NET ASSETS - 100.0%		$1,763,831,375

Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 100.1%
Consumer Discretionary - 23.7%
Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc. (I)(L)	36,383	$13,256,146
Dunkin’ Brands Group, Inc. (L)	333,988	14,301,368
Starbucks Corp.	203,210	13,308,223
		40,865,737
Internet & Catalog Retail - 6.8%
Amazon.com, Inc. (I)	135,524	37,633,660
Netflix, Inc. (I)(L)	24,057	5,078,192
priceline.com, Inc. (I)	33,934	28,067,829
		70,779,681
Media - 3.0%
Discovery Communications, Inc., Class A (I)(L)	140,069	10,814,727
The Walt Disney Company	333,485	21,059,578
		31,874,305
Specialty Retail - 4.2%
Inditex SA	156,476	19,301,708
TJX Companies, Inc.	499,355	24,997,711
		44,299,419
Textiles, Apparel & Luxury Goods - 5.8%
Lululemon Athletica, Inc. (I)(L)	83,413	5,465,220
Luxottica Group SpA (L)	252,148	12,694,032
NIKE, Inc., Class B	381,133	24,270,549
Ralph Lauren Corp.	103,708	18,018,228
		60,448,029
		248,267,171
Consumer Staples - 8.8%
Beverages - 1.6%
Diageo PLC, ADR	101,395	11,655,355
Monster Beverage Corp. (I)	94,881	5,765,918
		17,421,273
Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	199,193	22,024,770
Whole Foods Market, Inc.	339,590	17,482,093
		39,506,863
Food Products - 1.5%
Mondelez International, Inc., Class A	544,623	15,538,094

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal Products - 1.9%
The Estee Lauder Companies, Inc., Class A	304,672	$20,038,277
		92,504,507
Energy - 3.5%
Energy Equipment & Services - 1.3%
FMC Technologies, Inc. (I)	152,240	8,476,723
Schlumberger, Ltd.	72,753	5,213,480
		13,690,203
Oil, Gas & Consumable Fuels - 2.2%
Concho Resources, Inc. (I)	147,899	12,382,104
EOG Resources, Inc.	81,930	10,788,542
		23,170,646
		36,860,849
Financials - 2.5%
Capital Markets - 2.5%
Morgan Stanley	490,863	11,991,783
The Goldman Sachs Group, Inc.	95,145	14,390,681
		26,382,464
		26,382,464
Health Care - 19.4%
Biotechnology - 8.9%
Alexion Pharmaceuticals, Inc. (I)	169,045	15,592,711
Biogen Idec, Inc. (I)	110,287	23,733,762
Celgene Corp. (I)	91,304	10,674,351
Gilead Sciences, Inc. (I)	391,104	20,028,436
Vertex Pharmaceuticals, Inc. (I)	285,660	22,815,664
		92,844,924
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	396,757	13,838,884
Intuitive Surgical, Inc. (I)	20,946	10,610,825
		24,449,709
Health Care Providers & Services - 2.1%
Express Scripts Holding Company (I)	167,912	10,358,491
UnitedHealth Group, Inc.	178,845	11,710,771
		22,069,262
Life Sciences Tools & Services - 1.3%
Illumina, Inc. (I)(L)	180,733	13,526,058
Pharmaceuticals - 4.8%
Allergan, Inc.	141,504	11,920,297
Bristol-Myers Squibb Company	242,208	10,824,276
Novo Nordisk A/S, ADR (L)	115,788	17,943,666
Perrigo Company	75,437	9,127,877
		49,816,116
		202,706,069
Industrials - 9.3%
Aerospace & Defense - 6.5%
Precision Castparts Corp.	98,832	22,337,020
Rolls-Royce Holdings PLC	357,750	6,189,926
The Boeing Company	229,665	23,526,883
United Technologies Corp.	178,491	16,588,954
		68,642,783
Road & Rail - 2.8%
Canadian Pacific Railway, Ltd.	22,248	2,700,462
Kansas City Southern	68,233	7,229,969

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Union Pacific Corp.	123,329	$19,027,198
		28,957,629
		97,600,412
Information Technology - 28.7%
Computers & Peripherals - 3.9%
Apple, Inc.	84,900	33,627,192
EMC Corp.	322,049	7,606,797
		41,233,989
Internet Software & Services - 9.5%
eBay, Inc. (I)	282,554	14,613,693
Facebook, Inc., Class A (I)	475,225	11,814,094
Google, Inc., Class A (I)	52,533	46,248,477
LinkedIn Corp., Class A (I)	125,127	22,310,144
Rackspace Hosting, Inc. (I)(L)	116,064	4,397,665
		99,384,073
IT Services - 7.5%
IBM Corp.	62,592	11,961,957
Mastercard, Inc., Class A	72,623	41,721,914
Visa, Inc., Class A (L)	134,900	24,652,975
		78,336,846
Semiconductors & Semiconductor Equipment - 2.4%
ARM Holdings PLC, ADR	287,939	10,417,633
Avago Technologies, Ltd.	182,677	6,828,466
Broadcom Corp., Class A	219,755	7,418,929
		24,665,028
Software - 5.4%
Red Hat, Inc. (I)	322,258	15,410,378
Salesforce.com, Inc. (I)(L)	400,845	15,304,262
Splunk, Inc. (I)	124,924	5,791,477
Tableau Software, Inc. (I)	3,391	187,929
VMware, Inc., Class A (I)	179,408	12,018,542
Workday, Inc., Class A (I)(L)	119,599	7,665,100
		56,377,688
		299,997,624
Materials - 2.6%
Chemicals - 2.6%
Monsanto Company	272,509	26,923,889
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 0.9%
American Tower Corp.	132,260	9,677,464
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (I)	90,453	6,547,893
		16,225,357
TOTAL COMMON STOCKS (Cost $782,779,745)		$1,047,468,342
SECURITIES LENDING COLLATERAL - 6.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	7,046,709	70,517,118
TOTAL SECURITIES LENDING
COLLATERAL (Cost $70,522,797)		$70,517,118

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	3,865,001	3,865,001
TOTAL SHORT-TERM INVESTMENTS (Cost $3,865,001)		$3,865,001
Total Investments (Capital Appreciation Trust)
(Cost $857,167,543) - 107.2%	$1,121,850,461
Other assets and liabilities, net - (7.2%)		(74,984,011)
TOTAL NET ASSETS - 100.0%		$1,046,866,450

Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 60.5%
Consumer Discretionary - 9.5%
Auto Components - 3.2%
Delphi Automotive PLC	79,800	$4,045,061
Johnson Controls, Inc.	53,100	1,900,449
TRW Automotive Holdings Corp. (I)	79,700	5,295,268
		11,240,778
Automobiles - 0.1%
General Motors Company (I)	5,400	179,874
Media - 1.8%
Omnicom Group, Inc.	61,200	3,847,644
The Walt Disney Company (D)	37,100	2,342,865
		6,190,509
Multiline Retail - 1.1%
Dollar General Corp. (I)	55,500	2,798,865
Dollar Tree, Inc. (I)	18,800	955,792
Kohl’s Corp.	2,300	116,173
		3,870,830
Specialty Retail - 3.3%
AutoZone, Inc. (I)	12,100	5,126,649
L Brands, Inc.	50,800	2,501,900
Lowe’s Companies, Inc.	91,200	3,730,080
		11,358,629
		32,840,620
Consumer Staples - 7.3%
Beverages - 1.2%
PepsiCo, Inc.	50,100	4,097,679
Food Products - 3.2%
General Mills, Inc.	69,500	3,372,835
Kellogg Company	56,000	3,596,880
Nestle SA	63,349	4,143,432
		11,113,147
Household Products - 1.4%
The Procter & Gamble Company (D)	63,137	4,860,918
Personal Products - 0.2%
Avon Products, Inc.	32,500	683,475
Tobacco - 1.3%
Philip Morris International, Inc. (D)	51,900	4,495,578
		25,250,797

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	13,700	$1,177,241
Apache Corp.	28,300	2,372,389
Chevron Corp.	5,400	639,036
Exxon Mobil Corp.	16,700	1,508,845
Pioneer Natural Resources Company	1,800	260,550
Range Resources Corp.	12,500	966,500
The Williams Companies, Inc. (D)	58,100	1,886,507
		8,811,068
		8,811,068
Financials - 11.3%
Capital Markets - 6.1%
Invesco, Ltd.	244,800	7,784,628
State Street Corp.	106,400	6,938,344
TD Ameritrade Holding Corp.	264,400	6,422,276
		21,145,248
Commercial Banks - 1.9%
U.S. Bancorp (D)	187,200	6,767,280
Diversified Financial Services - 0.7%
JPMorgan Chase & Company (D)	41,200	2,174,948
McGraw-Hill Financial, Inc.	2,100	111,699
		2,286,647
Insurance - 2.6%
Marsh & McLennan Companies, Inc.	174,600	6,970,032
XL Group PLC	65,200	1,976,864
		8,946,896
		39,146,071
Health Care - 8.8%
Health Care Equipment & Supplies - 0.6%
DENTSPLY International, Inc.	50,600	2,072,576
Health Care Providers & Services - 2.3%
Henry Schein, Inc. (I)(L)	15,457	1,480,008
McKesson Corp.	12,800	1,465,600
UnitedHealth Group, Inc.	77,300	5,061,604
		8,007,212
Life Sciences Tools & Services - 3.2%
Thermo Fisher Scientific, Inc. (L)	128,300	10,858,029
Pharmaceuticals - 2.7%
Pfizer, Inc. (D)	294,584	8,251,298
Zoetis, Inc. (D)	34,091	1,053,078
		9,304,376
		30,242,193
Industrials - 8.6%
Aerospace & Defense - 3.9%
The Boeing Company	13,600	1,393,184
United Technologies Corp.	129,200	12,007,848
		13,401,032
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	15,800	520,610
Industrial Conglomerates - 4.1%
Danaher Corp.	224,100	14,185,530
Machinery - 0.5%
Actuant Corp., Class A (L)	49,299	1,625,388
		29,732,560

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information Technology - 10.1%
Electronic Equipment, Instruments & Components - 1.7%
TE Connectivity, Ltd.	125,900	$5,733,486
Internet Software & Services - 1.5%
Google, Inc., Class A (I)	5,800	5,106,146
IT Services - 3.9%
Accenture PLC, Class A (D)	12,800	921,088
Cognizant Technology
Solutions Corp., Class A (I)	24,800	1,552,728
Fiserv, Inc. (I)	93,000	8,129,130
IBM Corp. (D)	15,100	2,885,761
		13,488,707
Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductor NV (I)	52,600	1,629,548
Texas Instruments, Inc.	184,000	6,416,080
		8,045,628
Software - 0.7%
Oracle Corp. (D)	81,600	2,506,752
		34,880,719
Utilities - 2.3%
Electric Utilities - 0.6%
Xcel Energy, Inc.	80,200	2,272,868
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	35,100	937,170
Multi-Utilities - 1.4%
PG&E Corp.	103,900	4,751,347
		7,961,385
TOTAL COMMON STOCKS (Cost $165,332,964)		$208,865,413
PREFERRED SECURITIES - 0.9%
Consumer Staples - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Company, 8.000% (S)	4	405,125
Financials - 0.7%
Commercial Banks - 0.3%
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	15,000	411,150
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	14,000	393,400
		804,550
Diversified Financial Services - 0.4%
AMG Capital Trust I, 5.100%	22,910	1,423,857
		2,228,407
Utilities - 0.1%
Electric Utilities - 0.1%
SCE Trust I, 5.625%	15,000	354,000
TOTAL PREFERRED SECURITIES (Cost $2,545,853)		$2,987,532
CORPORATE BONDS - 16.4%
Consumer Discretionary - 3.7%
Amazon.com, Inc.
0.650%, 11/27/2015	$945,000	$941,898
American Honda Finance Corp.
0.353%, 08/02/2013 (P)(S)	335,000	335,053
0.375%, 11/13/2014 (P)(S)	200,000	199,918
0.648%, 05/26/2016 (P)(S)	500,000	499,209

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
American Honda Finance Corp. (continued)
1.000%, 08/11/2015 (S)	$445,000	$445,663
Delphi Corp.
5.875%, 05/15/2019	750,000	796,875
6.125%, 05/15/2021	225,000	245,250
Dollar General Corp.
1.875%, 04/15/2018	385,000	371,318
4.125%, 07/15/2017	225,000	237,253
Ford Motor Credit Company LLC
1.525%, 05/09/2016 (P)	410,000	412,866
2.500%, 01/15/2016	380,000	383,264
2.750%, 05/15/2015	400,000	405,551
3.875%, 01/15/2015	890,000	917,278
6.625%, 08/15/2017	200,000	226,290
7.000%, 10/01/2013	400,000	405,885
8.000%, 06/01/2014	500,000	528,789
Home Depot, Inc.
5.400%, 03/01/2016	150,000	167,120
Lamar Media Corp.
9.750%, 04/01/2014	1,110,000	1,165,500
NBCUniversal Enterprise, Inc.
0.817%, 04/15/2016 (P)(S)	420,000	421,246
0.965%, 04/15/2018 (P)(S)	175,000	176,523
The Walt Disney Company
0.265%, 02/11/2015 (P)	395,000	394,691
0.450%, 12/01/2015	250,000	248,816
Toyota Motor Credit Corp.
0.353%, 08/22/2014 (P)	450,000	450,265
0.424%, 03/10/2015 (P)	400,000	399,669
0.446%, 01/23/2015 (P)	285,000	285,092
0.564%, 05/17/2016 (P)	675,000	673,844
0.800%, 05/17/2016	175,000	174,062
Unitymedia Hessen GmbH & Company KG
7.500%, 03/15/2019 (S)	580,000	735,670
		12,644,858
Consumer Staples - 1.8%
Anheuser-Busch InBev Finance, Inc.
0.800%, 01/15/2016	950,000	944,558
Campbell Soup Company
0.574%, 08/01/2014 (P)	460,000	460,161
Costco Wholesale Corp.
0.650%, 12/07/2015	440,000	439,067
Diageo Capital PLC
0.625%, 04/29/2016	500,000	495,214
General Mills, Inc.
0.576%, 01/29/2016 (P)	350,000	349,561
0.875%, 01/29/2016	90,000	89,466
Heineken NV
0.800%, 10/01/2015 (S)	160,000	159,156
Kellogg Company
0.505%, 02/13/2015 (P)	195,000	195,066
Kimberly-Clark Corp.
0.394%, 05/15/2016 (P)	160,000	160,136
PepsiCo, Inc.
0.483%, 02/26/2016 (P)	505,000	505,795
0.700%, 02/26/2016	300,000	297,657
Reynolds American, Inc.
1.050%, 10/30/2015	50,000	49,979
Rite Aid Corp.
8.000%, 08/15/2020	475,000	526,063
The Coca-Cola Company
0.253%, 03/05/2015 (P)	435,000	435,004

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
Wal-Mart Stores, Inc.
0.600%, 04/11/2016	$680,000	$675,358
Walgreen Company
0.772%, 03/13/2014 (P)	310,000	310,290
1.000%, 03/13/2015	310,000	310,945
		6,403,476
Energy - 2.7%
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,500,000	1,480,125
EQT Corp.
4.875%, 11/15/2021	1,570,000	1,614,376
6.500%, 04/01/2018	315,000	357,123
Laredo Petroleum, Inc.
7.375%, 05/01/2022	100,000	105,000
9.500%, 02/15/2019	150,000	165,000
Marathon Oil Corp.
0.900%, 11/01/2015	65,000	64,630
Markwest Energy Partners LP
4.500%, 07/15/2023	500,000	457,500
ONEOK Partners LP
2.000%, 10/01/2017	140,000	137,634
QEP Resources, Inc.
6.800%, 03/01/2020	70,000	77,350
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	1,900,000	1,857,250
5.750%, 06/01/2021	160,000	164,800
8.000%, 05/15/2019	700,000	745,500
Shell International Finance BV
0.625%, 12/04/2015	395,000	394,495
SM Energy Company
6.500%, 01/01/2023	225,000	236,250
Statoil ASA
0.565%, 05/15/2018 (P)	145,000	145,071
Total Capital Canada, Ltd.
0.657%, 01/15/2016 (P)	475,000	477,636
Total Capital International SA
0.750%, 01/25/2016	470,000	466,214
TransCanada PipeLines, Ltd.
0.750%, 01/15/2016	395,000	390,484
		9,336,438
Financials - 1.1%
CNH Capital LLC
3.625%, 04/15/2018 (S)	175,000	166,688
6.250%, 11/01/2016	50,000	53,250
E*TRADE Financial Corp.
6.000%, 11/15/2017	100,000	101,000
6.375%, 11/15/2019	400,000	406,000
6.750%, 06/01/2016	100,000	102,750
Host Hotels & Resorts LP
6.750%, 06/01/2016	22,000	22,326
International Lease Finance Corp.
2.224%, 06/15/2016 (P)	265,000	263,013
6.500%, 09/01/2014 (S)	250,000	260,000
Janus Capital Group, Inc.
6.700%, 06/15/2017	675,000	753,471
KFW
0.500%, 04/19/2016	832,000	825,361
Legg Mason, Inc.
5.500%, 05/21/2019	860,000	885,709
		3,839,568

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health Care - 1.5%
Baxter International, Inc.
0.445%, 12/11/2014 (P)	$420,000	$419,877
0.950%, 06/01/2016	225,000	223,910
Merck & Company, Inc.
0.464%, 05/18/2016 (P)	815,000	814,889
0.700%, 05/18/2016	1,050,000	1,042,582
Pfizer, Inc.
0.575%, 06/15/2018 (P)	1,200,000	1,203,529
0.900%, 01/15/2017	875,000	865,012
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)	365,000	366,930
Zoetis, Inc.
1.150%, 02/01/2016 (S)	115,000	114,594
1.875%, 02/01/2018 (S)	85,000	83,181
		5,134,504
Industrials - 2.1%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	98,090	103,976
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)	100,000	105,500
Caterpillar Financial Services Corp.
0.513%, 02/26/2016 (P)	210,000	209,840
0.700%, 11/06/2015	205,000	204,533
1.250%, 11/06/2017	250,000	243,554
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	261,489	300,059
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	148,988	174,316
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	600,000	589,500
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	171,414	199,268
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	120,564	129,606
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	125,000	119,375
John Deere Capital Corp.
0.380%, 10/08/2014 (P)	555,000	555,429
0.404%, 01/12/2015 (P)	700,000	699,689
0.700%, 09/04/2015	310,000	309,412
0.750%, 01/22/2016	225,000	223,644
PACCAR Financial Corp.
0.403%, 05/05/2015 (P)	160,000	159,912
0.545%, 02/08/2016 (P)	35,000	35,136
0.750%, 05/16/2016	150,000	147,810
Precision Castparts Corp.
0.700%, 12/20/2015	300,000	298,190
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	200,000	221,000
8.500%, 02/15/2019 (S)	200,000	223,000
United Airlines, Inc.
6.750%, 09/15/2015 (S)	190,000	195,225
United Technologies Corp.
0.775%, 06/01/2015 (P)	900,000	905,417

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	$461,568	$488,108
US Airways 2010-1 Class B Pass
Through Trust
8.500%, 04/22/2017	60,701	64,040
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	25,000	24,750
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	75,000	78,000
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	250,000	240,625
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	75,000	74,250
Xylem, Inc.
4.875%, 10/01/2021	20,000	21,224
		7,344,388
Information Technology - 0.9%
Apple, Inc.
0.323%, 05/03/2016 (P)	1,215,000	1,213,968
0.523%, 05/03/2018 (P)	475,000	472,964
Autodesk, Inc.
1.950%, 12/15/2017	285,000	277,954
IBM Corp.
0.450%, 05/06/2016	700,000	690,022
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)	475,000	479,688
		3,134,596
Materials - 0.3%
Ball Corp.
7.375%, 09/01/2019	325,000	351,000
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	480,000	640,412
		991,412
Telecommunication Services - 1.7%
American Tower Corp.
4.625%, 04/01/2015	70,000	73,965
AT&T, Inc.
0.660%, 02/12/2016 (P)	450,000	447,518
0.800%, 12/01/2015	590,000	587,219
0.900%, 02/12/2016	175,000	173,657
British Telecommunications PLC
1.397%, 12/20/2013 (P)	430,000	432,131
2.000%, 06/22/2015	290,000	295,651
Cricket Communications, Inc.
7.750%, 10/15/2020	660,000	633,600
Crown Castle International Corp.
7.125%, 11/01/2019	25,000	26,688
Matterhorn Mobile SA
5.395%, 05/15/2019 (P)(S)	150,000	159,282
6.750%, 05/15/2019 (S)	200,000	215,976
SBA Telecommunications, Inc.
8.250%, 08/15/2019	49,000	53,043
Sprint Capital Corp.
6.900%, 05/01/2019	25,000	26,000

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	$300,000	$351,000
11.500%, 11/15/2021	90,000	119,700
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	1,500,000	1,552,500
Verizon Communications, Inc.
0.474%, 03/06/2015 (P)(S)	700,000	698,842
		5,846,772
Utilities - 0.6%
Calpine Corp.
7.500%, 02/15/2021 (S)	247,000	263,673
CMS Energy Corp.
6.550%, 07/17/2017	170,000	196,852
8.750%, 06/15/2019	80,000	103,172
EQT Corp.
8.125%, 06/01/2019	483,000	588,614
Florida Power Corp.
0.650%, 11/15/2015	285,000	283,346
NSTAR Electric Company
0.514%, 05/17/2016 (P)	300,000	299,828
Suburban Propane Partners LP
7.500%, 10/01/2018	25,000	26,250
Xcel Energy, Inc.
0.750%, 05/09/2016	205,000	201,857
		1,963,592
TOTAL CORPORATE BONDS (Cost $56,246,113)		$56,639,604

CONVERTIBLE BONDS - 0.4%
Industrials - 0.4%
United Airlines, Inc. 4.500%, 01/15/2015	885,000	1,547,091
TOTAL CONVERTIBLE BONDS (Cost $1,192,527)		$1,547,091

TERM LOANS (M) - 6.7%
Consumer Discretionary - 0.6%
Cequel Communications LLC
3.500%, 02/14/2019	199,495	197,963
Charter Communications Operating LLC
TBD 04/10/2020 (T)	325,000	321,750
3.000%, 01/04/2021	290,350	288,253
Kasima LLC
3.250%, 05/14/2021	75,000	73,969
Peninsula Gaming LLC
4.250%, 11/20/2017	746,250	747,416
Wendy’s International, Inc.
3.250%, 05/15/2019	500,000	497,969
		2,127,320
Consumer Staples - 4.0%
Dunkin’ Brands, Inc.
3.753%, 02/14/2020	9,351,036	9,313,052
H.J. Heinz Company
3.500%, 06/05/2020	4,675,000	4,669,741
		13,982,793
Energy - 0.1%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	203,737	203,227
Financials - 0.1%
Pinnacle Foods Finance LLC
3.250%, 04/29/2020	249,375	247,765

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Health Care - 0.1%
DaVita HealthCare Partners, Inc.
4.000%, 11/01/2019	$199,000	$199,141
HCA, Inc.
3.026%, 03/31/2017	125,000	124,245
		323,386
Telecommunication Services - 1.8%
Crown Castle Operating Company
3.250%, 01/31/2019	540,394	537,843
Intelsat Jackson Holdings SA
4.250%, 04/02/2018	3,731,250	3,733,582
SBA Senior Finance
3.750%, 06/29/2018	72,212	72,121
Telesat Canada
TBD 03/28/2019 (T)	500,000	474,529
3.500%, 03/28/2019	706,122	704,798
4.833%, 03/24/2017	148,125	140,139
UPC Broadband Holding BV
3.250%, 06/30/2021	600,000	595,875
		6,258,887
TOTAL TERM LOANS (Cost $23,272,317)		$23,143,378
COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.9%
U.S. Government Agency - 4.9%
Federal Home Loan Mortgage Corp.
Series 4060, Class FH,
0.693%, 06/15/2042 (P)	$876,383	$885,159
Series 4062, Class AF,
0.693%, 06/15/2042 (P)	592,894	597,522
Series 4080, Class FA,
0.693%, 07/15/2042 (P)	324,199	327,279
Series 4086, Class FT,
0.693%, 07/15/2042 (P)	475,483	483,463
Series 4077, Class FD,
0.693%, 07/15/2042 (P)	322,017	325,316
Series 4074, Class FK,
0.573%, 07/15/2042 (P)	611,981	615,490
Series 4089, Class FD,
0.693%, 08/15/2042 (P)	215,491	217,541
Series 4091, Class TF,
0.643%, 08/15/2042 (P)	258,655	259,964
Series 4097, Class FA,
0.643%, 08/15/2042 (P)	990,848	998,894
Series 4097, Class TF,
0.593%, 05/15/2039 (P)	1,108,200	1,114,121
Federal National Mortgage Association
Series 2012-113, Class GF,
0.593%, 10/25/2042 (P)	439,016	441,604
Series 2012-113, Class FC,
0.593%, 10/25/2042 (P)	1,328,103	1,335,749
Series 2012-113, Class FM,
0.593%, 10/25/2042 (P)	963,338	969,392
Series 2012-93, Class FG,
0.593%, 09/25/2042 (P)	509,003	511,951
Series 2012-86, Class FC,
0.643%, 08/25/2042 (P)	491,246	497,559
Series 2012-86, Class CF,
0.593%, 04/25/2039 (P)	495,236	497,999
Series 2012-87, Class FK,
0.693%, 08/25/2042 (P)	477,117	485,313
Series 2012-103, Class CF,
0.643%, 09/25/2042 (P)	951,514	959,242

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-93, Class FK,
0.643%, 09/25/2042 (P)	$559,512	$564,033
Series 2012-99, Class FB,
0.573%, 09/25/2042 (P)	257,408	258,868
Series 2012-99, Class FA,
0.643%, 09/25/2042 (P)	146,023	147,209
Series 2012-99, Class FQ,
0.643%, 09/25/2042 (P)	871,467	881,982
Series 2012-114, Class DF,
0.593%, 08/25/2039 (P)	946,644	951,442
Government National Mortgage Association
Series 2012-43, Class FH,
0.593%, 04/16/2042 (P)	715,037	720,367
Series 2011-93, Class BF,
0.593%, 07/16/2041 (P)	896,361	900,863
Series 2012-32, Class FP,
0.593%, 03/16/2042 (P)	890,829	897,251
		16,845,573
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $16,754,432)		$16,845,573
ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2012-3,
Class A1
0.893%, 06/15/2017 (P)	1,540,000	1,543,651
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3
0.580%, 12/15/2016	390,000	389,941
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	380,000	379,394
TOTAL ASSET BACKED SECURITIES (Cost $2,309,975)		$2,312,986
SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	1,193,335	11,941,822
TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,942,621)		$11,941,822
SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 8.6%
T. Rowe Price Reserve Investment
Fund, 0.0501% (Y)	29,564,140	29,564,140
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $2,040,002 on 07/01/2013,
collateralized by $2,085,000 Federal Home
Loan Mortgage Corp., 0.010% due
12/09/2013 (valued at $2,083,958
including interest)	$2,040,000	$2,040,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,604,140)		$31,604,140
Total Investments (Capital Appreciation Value Trust)
(Cost $311,200,942) - 103.2%	$355,887,539
Other assets and liabilities, net - (3.2%)		(10,930,255)
TOTAL NET ASSETS - 100.0%		$344,957,284

Core Allocation Plus Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 66.7%
Consumer Discretionary - 10.8%
Auto Components - 0.5%
Continental AG	1,986	$264,621
Delphi Automotive PLC	1,140	57,788
Exedy Corp.	5,300	133,730
Stanley Electric Company, Ltd.	4,100	79,878
Tenneco, Inc. (I)	5,450	246,776
Xingda International Holdings, Ltd.	419,000	176,975
		959,768
Automobiles - 0.3%
Dongfeng Motor Group Company, Ltd.,
H Shares	110,000	146,266
General Motors Company (I)	4,700	156,557
Isuzu Motors, Ltd.	25,000	171,187
Nissan Motor Company, Ltd.	14,200	143,915
		617,925
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	68,600	401,513
H&R Block, Inc.	7,100	197,025
New Oriental Education & Technology
Group, ADR (L)	8,500	188,275
Service Corp. International	18,300	329,949
		1,116,762
Hotels, Restaurants & Leisure - 1.2%
AFC Enterprises, Inc. (I)	2,474	88,916
Bloomin’ Brands, Inc. (I)	8,870	220,686
Buffalo Wild Wings, Inc. (I)	2,070	203,191
Chipotle Mexican Grill, Inc. (I)	750	273,263
Galaxy Entertainment Group, Ltd. (I)	43,000	207,508
Home Inns & Hotels
Management, Inc., ADR (I)	6,300	168,273
International Game Technology	2,100	35,091
Life Time Fitness, Inc. (I)(L)	2,864	143,515
Noodles & Company (I)	800	29,400
OPAP SA	11,415	95,590
Sands China, Ltd.	50,000	234,817
Starbucks Corp.	4,840	316,972
The Cheesecake Factory, Inc. (L)	2,470	103,468
		2,120,690
Household Durables - 0.8%
Harman International Industries, Inc.	2,900	157,180
iRobot Corp. (I)(L)	5,050	200,839
PDG Realty SA Empreendimentos
e Participacoes (I)	164,200	153,063
Persimmon PLC	21,863	394,415
PulteGroup, Inc. (I)	2,200	41,734
Sekisui House, Ltd.	9,000	130,147
Sony Corp.	9,100	192,543
Taylor Morrison Home Corp. (I)	6,332	154,374
Whirlpool Corp.	630	72,047
		1,496,342
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (I)	1,460	405,427
HomeAway, Inc. (I)	2,350	75,999
HSN, Inc.	3,053	164,007
Hyundai Home Shopping Network Corp.	2,780	372,736
priceline.com, Inc. (I)	510	421,836
TripAdvisor, Inc. (I)	700	42,609
		1,482,614

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	3,500	$156,905
Mattel, Inc.	2,150	97,417
Polaris Industries, Inc. (L)	1,450	137,750
		392,072
Media - 1.4%
AirMedia Group, Inc., ADR (I)	30,600	56,304
Comcast Corp., Class A	3,600	150,768
DIRECTV (I)	7,180	442,432
DISH Network Corp., Class A	9,960	423,499
DreamWorks Animation
SKG, Inc., Class A (I)(L)	14,500	372,070
Gannett Company, Inc.	11,800	288,628
Genius Products, Inc. (I)	32	2
IMAX Corp. (I)	3,400	84,524
Scripps Networks Interactive, Inc., Class A	4,000	267,040
Time Warner Cable, Inc.	460	51,741
Wolters Kluwer NV	17,680	372,848
		2,509,856
Multiline Retail - 1.0%
Dillard’s, Inc., Class A	1,250	102,463
Golden Eagle Retail Group, Ltd.	194,000	257,752
Intime Department Store Group Company, Ltd.	317,000	307,212
Kohl’s Corp.	1,100	55,561
Macy’s, Inc.	4,600	220,800
Maoye International Holdings, Ltd.	899,000	136,206
Marks & Spencer Group PLC	36,237	236,797
Nordstrom, Inc.	8,650	518,481
Target Corp.	900	61,974
		1,897,246
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	5,650	458,611
AutoZone, Inc. (I)	500	211,845
Cabela’s, Inc. (I)	3,540	229,250
CST Brands, Inc. (I)	7,977	245,771
DSW, Inc., Class A	8,370	614,944
Five Below, Inc. (I)	1,840	67,638
Francesca’s Holdings Corp. (I)(L)	5,561	154,540
GameStop Corp., Class A (L)	3,590	150,888
Hibbett Sports, Inc. (I)(L)	2,080	115,440
K’s Holding Corp.	3,500	111,170
Lowe’s Companies, Inc.	13,550	554,195
O’Reilly Automotive, Inc. (I)	1,700	191,454
Pier 1 Imports, Inc. (L)	8,004	188,014
Rent-A-Center, Inc. (L)	8,600	322,930
Restoration Hardware Holdings, Inc. (I)	2,440	183,000
The Gap, Inc.	18,500	772,005
TJX Companies, Inc.	9,350	468,061
Urban Outfitters, Inc. (I)	4,600	185,012
		5,224,768
Textiles, Apparel & Luxury Goods - 1.1%
Bosideng International Holdings, Ltd.	654,000	136,621
China Dongxiang Group Company	826,000	132,068
Coach, Inc.	6,540	373,369
Hanesbrands, Inc.	1,400	71,988
Michael Kors Holdings, Ltd. (I)	8,830	547,637
Quiksilver, Inc. (I)	9,841	63,376
Samsonite International SA	168,550	405,898
Skechers U.S.A., Inc., Class A (I)	5,037	120,938

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Steven Madden, Ltd. (I)	2,720	$131,594
		1,983,489
		19,801,532
Consumer Staples - 4.5%
Beverages - 0.9%
Beam, Inc.	4,770	301,035
C&C Group PLC	12,004	65,085
C&C Group PLC (London Exchange)	53,153	286,257
Coca-Cola Enterprises, Inc.	3,000	105,480
Companhia de Bebidas das Americas, ADR	5,100	190,485
Constellation Brands, Inc., Class A (I)	4,400	229,328
Dr. Pepper Snapple Group, Inc.	1,000	45,930
LT Group, Inc.	326,600	170,064
Monster Beverage Corp. (I)	2,560	155,571
PepsiCo, Inc.	540	44,167
The Coca-Cola Company	2,660	106,693
		1,700,095
Food & Staples Retailing - 1.6%
Alimentation Couche Tard, Inc.	2,900	172,064
Casey’s General Stores, Inc.	2,050	123,328
CVS Caremark Corp.	9,610	549,500
Seven & I Holdings Company, Ltd.	9,500	347,279
The Fresh Market, Inc. (I)	7,000	348,040
The Kroger Company	12,500	431,750
Wal-Mart Stores, Inc.	8,220	612,280
Walgreen Company	6,600	291,720
		2,875,961
Food Products - 0.8%
Archer-Daniels-Midland Company	13,010	441,169
Hillshire Brands Company	8,000	264,640
Ingredion, Inc.	4,190	274,948
Mead Johnson Nutrition Company	1,560	123,599
The J.M. Smucker Company	700	72,205
Tyson Foods, Inc., Class A	12,600	323,568
		1,500,129
Household Products - 0.4%
Energizer Holdings, Inc.	720	72,367
Kimberly-Clark Corp.	2,400	233,136
Spectrum Brands Holdings, Inc.	2,538	144,336
The Procter & Gamble Company	3,800	292,562
		742,401
Personal Products - 0.4%
Elizabeth Arden, Inc. (I)	2,430	109,520
Hengan International Group Company, Ltd.	25,500	275,615
Inter Parfums, Inc.	2,040	58,181
The Estee Lauder Companies, Inc., Class A	3,170	208,491
		651,807
Tobacco - 0.4%
Altria Group, Inc.	2,530	88,525
Japan Tobacco, Inc.	7,300	258,007
Lorillard, Inc.	2,620	114,442
Philip Morris International, Inc.	3,260	282,381
		743,355
		8,213,748
Energy - 5.0%
Energy Equipment & Services - 0.4%
Diamond Offshore Drilling, Inc. (L)	700	48,153

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Halliburton Company	3,960	$165,211
Helmerich & Payne, Inc.	4,000	249,800
Oceaneering International, Inc.	2,290	165,338
Trican Well Service, Ltd.	8,540	113,520
		742,022
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	3,010	258,649
Apache Corp.	650	54,490
Cabot Oil & Gas Corp.	3,000	213,060
Canadian Natural Resources, Ltd.	7,100	200,166
Chevron Corp.	9,580	1,133,697
Cobalt International Energy, Inc. (I)	13,220	351,255
ConocoPhillips	10,200	617,100
Diamondback Energy, Inc. (I)(L)	1,810	60,309
Exxon Mobil Corp.	13,735	1,240,957
Hess Corp.	4,900	325,801
Inpex Corp.	29	121,237
JX Holdings, Inc.	18,100	87,790
Karoon Gas Australia, Ltd. (I)	1,613	7,444
Marathon Petroleum Corp.	8,800	625,328
Murphy Oil Corp. (L)	4,600	280,094
Painted Pony Petroleum, Ltd., Class A (I)	10,020	80,793
Petroleo Brasileiro SA, ADR	10,500	140,910
Phillips 66	3,900	229,749
Pioneer Natural Resources Company	1,660	240,285
Range Resources Corp.	3,535	273,326
Repsol SA	3,035	63,981
Rex Energy Corp. (I)	5,490	96,514
Rosetta Resources, Inc. (I)	2,380	101,198
SemGroup Corp., Class A	3,120	168,043
Southwestern Energy Company (I)	10,300	376,259
Tesoro Corp.	10,370	542,558
Valero Energy Corp.	16,170	562,231
		8,453,224
		9,195,246
Financials - 10.7%
Capital Markets - 1.5%
American Capital, Ltd. (I)	5,500	69,685
EFG International AG	35,165	427,528
Financial Engines, Inc. (L)	3,150	143,609
Franklin Resources, Inc.	300	40,806
Julius Baer Group, Ltd.	5,866	227,949
LPL Financial Holdings, Inc.	7,500	283,200
Morgan Stanley	2,900	70,847
State Street Corp.	1,700	110,857
TD Ameritrade Holding Corp.	8,100	196,749
The Goldman Sachs Group, Inc.	3,350	506,688
UBS AG	34,900	592,892
Virtus Investment Partners, Inc. (I)	484	85,315
WisdomTree Investments, Inc. (I)	5,890	68,147
		2,824,272
Commercial Banks - 1.8%
Alpha Bank AE (I)	30,748	17,291
Banco Santander Brasil SA, ADR	13,300	82,726
Bank of Ireland (I)	47,334	9,659
Bank of Ireland (London Exchange) (I)	520,798	105,544
Fifth Third Bancorp	22,500	406,125
Hana Financial Group, Inc.	5,420	156,780
Huntington Bancshares, Inc.	6,700	52,796
Mitsubishi UFJ Financial Group	97,000	601,930
Mizuho Financial Group, Inc.	127,100	264,541

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
National Bank of Greece SA (I)	1,785	$5,850
Piraeus Bank SA (I)	19,909	32,098
PNC Financial Services Group, Inc.	8,390	611,799
Regions Financial Corp.	2,000	19,060
Royal Bank of Scotland Group PLC (I)	57,892	241,762
SunTrust Banks, Inc.	800	25,256
The Bank of Yokohama, Ltd.	27,000	139,399
Wells Fargo & Company	12,440	513,399
		3,286,015
Consumer Finance - 0.2%
Discover Financial Services	2,300	109,572
SLM Corp.	7,800	178,308
		287,880
Diversified Financial Services - 1.9%
Bank of America Corp.	40,940	526,488
Citigroup, Inc.	20,490	982,905
JPMorgan Chase & Company	24,620	1,299,690
Mitsubishi UFJ Lease &
Finance Company, Ltd.	36,300	172,046
Moody’s Corp.	3,700	225,441
Osaka Securities Exchange Company, Ltd.	2,250	227,351
		3,433,921
Insurance - 3.7%
AIA Group, Ltd.	16,000	67,241
American International Group, Inc. (I)	28,110	1,256,517
Argo Group International Holdings, Ltd.	500	21,195
Assurant, Inc.	3,500	178,185
Berkshire Hathaway, Inc., Class B (I)	2,260	252,939
China Pacific Insurance Group Company, Ltd.,
H Shares	37,600	119,048
CNA Financial Corp.	2,300	75,026
Direct Line Insurance Group PLC	28,972	102,813
Everest Re Group, Ltd.	1,150	147,499
Fidelity National Financial, Inc., Class A	30,500	726,205
Hartford Financial Services Group, Inc. (L)	10,000	309,200
Lincoln National Corp.	5,200	189,644
Marsh & McLennan Companies, Inc.	9,170	366,066
MetLife, Inc.	9,200	420,992
MS&AD Insurance Group Holdings	8,800	223,806
Prudential Financial, Inc.	3,540	258,526
T&D Holdings, Inc.	36,500	490,997
The Allstate Corp.	7,730	371,968
Tokio Marine Holdings, Inc.	18,300	580,373
Unum Group	11,300	331,881
XL Group PLC	11,600	351,712
		6,841,833
Real Estate Investment Trusts - 0.9%
American Capital Agency Corp.	8,910	204,841
Annaly Capital Management, Inc.	19,110	240,213
Kimco Realty Corp.	19,900	426,457
MFA Financial, Inc.	18,900	159,705
Pebblebrook Hotel Trust	4,040	104,434
Potlatch Corp.	2,780	112,423
Taubman Centers, Inc.	2,900	217,935
Unibail-Rodamco SE	891	206,598
		1,672,606
Real Estate Management & Development - 0.5%
Altisource Residential Corp., Class B (I)	2,300	38,387
BR Properties SA	16,500	140,128
Hulic Company, Ltd. (I)	23,800	255,365

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Mitsui Fudosan Company, Ltd.	10,900	$320,644
Sun Hung Kai Properties, Ltd.	10,000	128,571
		883,095
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (I)	7,700	317,394
		19,547,016
Health Care - 11.9%
Biotechnology - 4.5%
Algeta ASA (I)	3,850	146,309
Alkermes PLC (I)	5,100	146,268
Amgen, Inc.	8,055	794,706
Arena Pharmaceuticals, Inc. (I)(L)	7,330	56,441
Biogen Idec, Inc. (I)	1,280	275,456
BioMarin Pharmaceutical, Inc. (I)	4,280	238,781
Celgene Corp. (I)	3,400	397,494
Cubist Pharmaceuticals, Inc. (I)	11,940	576,702
Exelixis, Inc. (I)(L)	11,580	52,573
Gilead Sciences, Inc. (I)	15,140	775,319
Immunogen, Inc. (I)	4,570	75,816
Incyte Corp. (I)(L)	2,310	50,820
Ironwood Pharmaceuticals, Inc. (I)(L)	5,410	53,830
NPS Pharmaceuticals, Inc. (I)(L)	8,010	120,951
Onyx Pharmaceuticals, Inc. (I)	14,440	1,789,549
Pharmacyclics, Inc. (I)	5,730	455,363
Regeneron Pharmaceuticals, Inc. (I)	5,590	1,257,079
Seattle Genetics, Inc. (I)(L)	12,540	394,508
TESARO, Inc. (I)	700	22,918
Vertex Pharmaceuticals, Inc. (I)	7,700	614,999
		8,295,882
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	10,640	371,123
Boston Scientific Corp. (I)	33,180	307,579
DexCom, Inc. (I)	4,972	111,621
HeartWare International, Inc. (I)	950	90,355
Insulet Corp. (I)(L)	3,240	101,768
Medtronic, Inc.	1,100	56,617
St. Jude Medical, Inc.	3,000	136,890
Stryker Corp.	1,050	67,914
Zimmer Holdings, Inc.	1,300	97,422
		1,341,289
Health Care Providers & Services - 1.6%
Acadia Healthcare Company, Inc. (I)	3,348	110,718
Aetna, Inc.	3,200	203,328
Brookdale Senior Living, Inc. (I)	7,740	204,646
Cigna Corp.	6,230	451,613
HCA Holdings, Inc.	7,500	270,450
Humana, Inc.	4,700	396,586
McKesson Corp.	600	68,700
Team Health Holdings, Inc. (I)	2,210	90,765
UnitedHealth Group, Inc.	5,410	354,247
Universal Health Services, Inc., Class B	6,900	462,024
WellCare Health Plans, Inc. (I)	2,356	130,876
WellPoint, Inc.	1,100	90,024
		2,833,977
Life Sciences Tools & Services - 0.3%
Covance, Inc. (I)	2,198	167,356
Illumina, Inc. (I)	5,850	437,814
		605,170

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.8%
AbbVie, Inc.	2,900	$119,886
AstraZeneca PLC	13,771	651,423
Bristol-Myers Squibb Company	10,280	459,413
Daiichi Sankyo Company, Ltd.	10,100	168,656
Eisai Company, Ltd.	6,200	252,881
Eli Lilly & Company	28,330	1,391,570
Forest Laboratories, Inc. (I)	4,800	196,800
H. Lundbeck A/S	7,929	141,085
Hisamitsu Pharmaceutical Company, Inc.	2,500	127,358
Jazz Pharmaceuticals PLC (I)	13,550	931,292
Johnson & Johnson	11,610	996,835
Merck & Company, Inc.	26,070	1,210,952
Mylan, Inc. (I)	24,950	774,199
Pfizer, Inc.	12,540	351,245
Salix Pharmaceuticals, Ltd. (I)	2,030	134,285
Shionogi & Company, Ltd.	11,800	246,307
The Medicines Company (I)	3,180	97,817
UCB SA	6,331	340,890
Zoetis, Inc.	4,592	141,856
		8,734,750
		21,811,068
Industrials - 7.4%
Aerospace & Defense - 2.3%
BAE Systems PLC	76,336	446,166
DigitalGlobe, Inc. (I)	5,150	159,702
General Dynamics Corp.	6,080	476,246
L-3 Communications Holdings, Inc.	2,200	188,628
Lockheed Martin Corp.	2,510	272,235
Moog, Inc., Class A (I)	3,565	183,704
Northrop Grumman Corp.	920	76,176
QinetiQ Group PLC	78,294	214,209
Raytheon Company	7,540	498,545
Rolls-Royce Holdings PLC	27,049	468,012
Safran SA	9,214	479,893
Teledyne Technologies, Inc. (I)	1,740	134,589
Thales SA	5,123	238,682
The Boeing Company	3,400	348,296
		4,185,083
Air Freight & Logistics - 0.1%
FedEx Corp.	2,360	232,649
Airlines - 0.5%
Japan Airlines Company, Ltd.	3,200	164,560
Southwest Airlines Company	23,720	305,751
Spirit Airlines, Inc. (I)	4,130	131,210
United Continental Holdings, Inc. (I)	8,610	269,407
		870,928
Building Products - 0.8%
Apogee Enterprises, Inc.	3,990	95,760
Armstrong World Industries, Inc. (I)	3,725	178,018
Cie de Saint-Gobain (L)	11,285	454,245
Masco Corp.	28,500	555,465
Owens Corning, Inc. (I)	3,940	153,975
		1,437,463
Commercial Services & Supplies - 0.2%
ACCO Brands Corp. (I)(L)	30,200	192,072
Performant Financial Corp. (I)	7,420	85,998
Pitney Bowes, Inc. (L)	4,700	68,996
		347,066

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.4%
Fluor Corp.	5,000	$296,550
Vinci SA	8,652	431,634
		728,184
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,200	90,624
Belden, Inc.	3,125	156,031
Emerson Electric Company	3,500	190,890
Generac Holdings, Inc.	2,450	90,675
Hubbell, Inc., Class B	3,210	317,790
Mitsubishi Electric Corp.	35,000	327,895
Polypore International, Inc. (I)	2,200	88,660
Rockwell Automation, Inc.	4,300	357,502
		1,620,067
Industrial Conglomerates - 0.6%
Danaher Corp.	1,130	71,529
General Electric Company	21,910	508,093
Nava Bharat Ventures, Ltd.	80,178	230,882
Shanghai Industrial Holdings, Ltd.	75,000	230,997
Toshiba Corp.	24,500	117,851
		1,159,352
Machinery - 0.7%
Altra Holdings, Inc.	4,626	126,660
Briggs & Stratton Corp. (L)	7,161	141,788
Donaldson Company, Inc.	8,200	292,412
Dover Corp.	1,900	147,554
Flowserve Corp.	5,310	286,793
Trinity Industries, Inc. (L)	800	30,752
Vallourec SA (L)	4,078	206,353
		1,232,312
Professional Services - 0.4%
On Assignment, Inc. (I)	5,267	140,734
Robert Half International, Inc.	3,200	106,336
The Dun & Bradstreet Corp. (L)	1,500	146,175
TrueBlue, Inc. (I)	7,390	155,560
WageWorks, Inc. (I)	6,966	239,979
		788,784
Road & Rail - 0.2%
Avis Budget Group, Inc. (I)	4,948	142,255
Landstar System, Inc.	2,015	103,773
Localiza Rent a Car SA	2,835	40,111
Old Dominion Freight Line, Inc. (I)	4,135	172,099
		458,238
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	2,843	137,402
DXP Enterprises, Inc. (I)	1,218	81,119
WESCO International, Inc. (I)(L)	2,087	141,833
		360,354
Transportation Infrastructure - 0.1%
Groupe Eurotunnel SA	19,992	151,724
		13,572,204
Information Technology - 11.9%
Communications Equipment - 1.2%
Aruba Networks, Inc. (I)(L)	2,400	36,864
Cisco Systems, Inc.	29,680	721,521
F5 Networks, Inc. (I)	540	37,152
Harris Corp.	1,100	54,175
Ixia (I)(L)	8,168	150,291
JDS Uniphase Corp. (I)	13,880	199,594

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Juniper Networks, Inc. (I)	15,660	$302,395
Motorola Solutions, Inc.	1,900	109,687
QUALCOMM, Inc.	9,000	549,720
		2,161,399
Computers & Peripherals - 1.5%
Apple, Inc.	2,745	1,087,240
EMC Corp.	14,500	342,490
Hewlett-Packard Company	9,800	243,040
NetApp, Inc.	4,150	156,787
SanDisk Corp. (I)	4,050	247,455
Seagate Technology PLC	10,800	484,164
Western Digital Corp.	2,400	149,016
		2,710,192
Electronic Equipment, Instruments & Components - 0.4%
IPG Photonics Corp. (L)	1,453	88,241
Kyocera Corp.	2,500	254,487
Rogers Corp. (I)	2,530	119,720
WPG Holdings Company, Ltd.	151,000	177,935
		640,383
Internet Software & Services - 2.4%
Angie’s List, Inc. (I)(L)	3,700	98,235
Cornerstone OnDemand, Inc. (I)	2,630	113,853
CoStar Group, Inc. (I)	910	117,454
Daum Communications Corp. (I)	4,004	276,131
Dealertrack Technologies, Inc. (I)(L)	5,190	183,882
Demandware, Inc. (I)	969	41,095
Google, Inc., Class A (I)	1,025	902,379
IAC/InterActiveCorp	3,891	185,056
LinkedIn Corp., Class A (I)	3,030	540,249
LivePerson, Inc. (I)	6,860	61,431
MercadoLibre, Inc.	2,640	284,486
Open Text Corp. (L)	4,300	294,421
Pandora Media, Inc. (I)(L)	9,451	173,898
Shutterstock, Inc. (I)(L)	2,978	166,113
Sohu.com, Inc. (I)(L)	1,920	118,310
Stamps.com, Inc. (I)	2,378	93,669
Trulia, Inc. (I)(L)	5,646	175,534
Web.com Group, Inc. (I)(L)	10,840	277,504
Yahoo!, Inc. (I)	14,000	351,540
		4,455,240
IT Services - 1.3%
Cognizant Technology
Solutions Corp., Class A (I)	3,000	187,830
Computer Sciences Corp.	3,000	131,310
Heartland Payment Systems, Inc. (L)	4,919	183,233
IBM Corp.	3,200	611,552
Mastercard, Inc., Class A	930	534,285
NET One Systems Company, Ltd.	6,700	51,819
Nomura Research Institute, Ltd.	3,800	124,017
The Western Union Company (L)	12,850	219,864
Virtusa Corp. (I)	4,540	100,606
WEX, Inc. (I)	1,530	117,351
WNS Holdings, Ltd., ADR (I)	9,090	151,712
		2,413,579
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp., Class A	4,990	168,462
Cypress Semiconductor Corp. (L)	16,300	174,899
Intel Corp.	37,961	919,415
Lattice Semiconductor Corp. (I)	28,500	144,495
NVIDIA Corp.	14,300	200,629

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
SunEdison, Inc. (I)	12,155	$99,306
Ultratech, Inc. (I)	3,940	144,677
Veeco Instruments, Inc. (I)(L)	3,450	122,199
Wolfson Microelectronics PLC (I)	43,987	106,097
		2,080,179
Software - 4.0%
Activision Blizzard, Inc.	62,650	893,389
Adobe Systems, Inc. (I)	5,600	255,136
CA, Inc.	3,300	94,479
Cadence Design Systems, Inc. (I)(L)	15,151	219,386
Comverse, Inc. (I)	21,370	635,971
Concur Technologies, Inc. (I)(L)	2,480	201,822
Electronic Arts, Inc. (I)	23,250	534,053
Fair Isaac Corp.	1,330	60,954
FleetMatics Group PLC (I)	6,237	207,256
Imperva, Inc. (I)	4,180	188,267
Informatica Corp. (I)	4,200	146,916
Microsoft Corp.	36,040	1,244,461
Nintendo Company, Ltd.	1,260	148,653
Oracle Corp.	23,760	729,907
PTC, Inc. (I)	4,730	116,027
Red Hat, Inc. (I)	700	33,474
Salesforce.com, Inc. (I)(L)	5,240	200,063
ServiceNow, Inc. (I)	11,415	461,052
Splunk, Inc. (I)	1,707	79,137
Symantec Corp.	7,450	167,402
TiVo, Inc. (I)	7,400	81,770
Tyler Technologies, Inc. (I)	991	67,933
Verint Systems, Inc. (I)	17,575	623,385
		7,390,893
		21,851,865
Materials - 2.4%
Chemicals - 1.1%
Axiall Corp.	1,928	82,094
CF Industries Holdings, Inc.	1,380	236,670
Huabao International Holdings, Ltd.	609,000	267,930
LyondellBasell Industries NV, Class A	12,000	795,120
Methanex Corp.	1,804	77,193
Monsanto Company	300	29,640
PPG Industries, Inc.	400	58,564
Westlake Chemical Corp.	5,960	574,604
		2,121,815
Construction Materials - 0.3%
CRH PLC	18,205	368,439
Headwaters, Inc. (I)	17,680	156,291
		524,730
Containers & Packaging - 0.5%
Crown Holdings, Inc. (I)	5,450	224,159
Packaging Corp. of America	2,280	111,629
Sealed Air Corp.	5,300	126,935
Smurfit Kappa Group PLC	23,931	398,847
		861,570
Metals & Mining - 0.1%
Allied Nevada Gold Corp. (I)	10,500	68,040
AuRico Gold, Inc. (L)	3,600	15,732
Monnet Ispat & Energy, Ltd.	22,389	46,738
Southern Copper Corp. (L)	5,100	140,862
		271,372

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.4%
International Paper Company	4,900	$217,119
KapStone Paper and Packaging Corp.	7,565	303,962
Louisiana-Pacific Corp. (I)	9,439	139,603
		660,684
		4,440,171
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	6,550	231,870
CenturyLink, Inc.	1,600	56,560
Hellenic
Telecommunications Organization SA (I)	25,043	195,486
Nippon Telegraph & Telephone Corp.	5,000	260,958
Verizon Communications, Inc.	13,830	696,202
Windstream Corp. (L)	11,000	84,810
		1,525,886
		1,525,886
Utilities - 1.3%
Electric Utilities - 0.7%
American Electric Power Company, Inc.	1,300	58,214
Entergy Corp.	5,370	374,182
Exelon Corp.	3,500	108,080
Pinnacle West Capital Corp.	7,200	399,384
Xcel Energy, Inc.	13,200	374,088
		1,313,948
Gas Utilities - 0.1%
Snam SpA	31,020	141,246
Independent Power Producers & Energy Traders - 0.1%
NTPC, Ltd.	66,810	161,048
Multi-Utilities - 0.3%
Ameren Corp.	7,420	255,545
Public Service Enterprise Group, Inc.	10,920	356,647
		612,192
Water Utilities - 0.1%
Guangdong Investment, Ltd.	204,000	176,970
		2,405,404
TOTAL COMMON STOCKS (Cost $111,050,104)		$122,364,140

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 11.9%
U.S. Government - 8.5%
U.S. Treasury Bonds
2.750%, 11/15/2042	$220,000	$189,956
3.000%, 05/15/2042	125,000	114,082
3.125%, 11/15/2041	1,200,000	1,126,500
3.875%, 08/15/2040	100,000	108,203
4.250%, 05/15/2039	675,000	776,883
4.375%, 02/15/2038 to 05/15/2041	288,500	338,625
4.625%, 02/15/2040	500,000	609,844
4.750%, 02/15/2041	674,400	838,890
6.250%, 08/15/2023 (F)	100,000	134,094
U.S. Treasury Notes
0.250%, 06/30/2014	950,000	950,557
0.625%, 07/15/2014	675,000	677,953
0.750%, 12/15/2013 (D)	1,850,000	1,855,421
0.875%, 04/30/2017 (F)	2,920,000	2,904,717
1.750%, 07/31/2015	1,405,000	1,444,516
2.000%, 04/30/2016	840,000	872,091
3.125%, 08/31/2013	870,000	874,384

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
4.000%, 02/15/2015	$975,000	$1,033,310
4.250%, 11/15/2014	800,000	843,938
		15,693,964
U.S. Government Agency - 3.4%
Federal Home Loan Mortgage Corp.
4.500%, 10/01/2038	33,505	35,286
Federal National Mortgage Association
3.000%, TBA (C)	100,000	97,672
3.500%, TBA (C)	5,000,000	5,073,828
4.520%, 04/01/2020	287,832	321,264
4.680%, 02/01/2020	288,052	323,304
Government National Mortgage Association
4.000%, 11/15/2040 to 09/15/2041	128,859	135,195
5.000%, 04/15/2036 to 04/15/2038	195,579	211,550
		6,198,099
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $21,863,779)		$21,892,063

FOREIGN GOVERNMENT
OBLIGATIONS - 0.3%
Brazil - 0.2%
Federative Republic of Brazil
2.625%, 01/05/2023	200,000	174,000
10.000%, 01/01/2021	425,000	190,817
		364,817
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	150,000	157,500
Mexico - 0.0%
Government of Mexico
4.750%, 03/08/2044	74,000	65,860
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $647,457)		$588,177

CORPORATE BONDS - 12.0%
Consumer Discretionary - 1.7%
AutoNation, Inc.
5.500%, 02/01/2020	16,000	16,640
Autozone, Inc.
4.000%, 11/15/2020	135,000	137,886
CBS Corp.
5.750%, 04/15/2020	90,000	102,037
8.875%, 05/15/2019	50,000	64,412
CCO Holdings LLC
5.750%, 09/01/2023 (S)	10,000	9,675
6.500%, 04/30/2021	15,000	15,638
6.625%, 01/31/2022	25,000	26,063
7.375%, 06/01/2020	40,000	43,500
Choice Hotels International, Inc.
5.750%, 07/01/2022	10,000	10,600
Comcast Cable Communications LLC
8.500%, 05/01/2027	50,000	67,764
Comcast Corp.
6.450%, 03/15/2037	150,000	179,522
COX Communications, Inc.
2.950%, 06/30/2023 (S)	65,000	59,088
8.375%, 03/01/2039 (S)	130,000	176,352

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DIRECTV Holdings LLC
1.750%, 01/15/2018	$110,000	$106,158
4.600%, 02/15/2021	50,000	51,832
DISH DBS Corp.
5.875%, 07/15/2022	35,000	35,525
6.750%, 06/01/2021	35,000	37,188
7.875%, 09/01/2019	16,000	17,920
Ford Motor Credit Company LLC
5.875%, 08/02/2021	200,000	217,945
6.625%, 08/15/2017	125,000	141,431
General Motors Financial Company, Inc.
2.750%, 05/15/2016 (S)	10,000	9,838
Historic TW, Inc.
6.625%, 05/15/2029	100,000	116,805
Home Depot, Inc.
5.875%, 12/16/2036	80,000	94,158
Lamar Media Corp.
5.875%, 02/01/2022	5,000	5,138
Liberty Interactive LLC
8.250%, 02/01/2030	50,000	53,500
Limited Brands, Inc.
5.625%, 02/15/2022	40,000	40,600
7.000%, 05/01/2020	10,000	11,100
NBCUniversal Enterprise, Inc.
1.974%, 04/15/2019 (S)	100,000	97,282
NBCUniversal Media LLC
5.150%, 04/30/2020	110,000	125,180
6.400%, 04/30/2040	40,000	47,884
Netflix, Inc.
5.375%, 02/01/2021 (S)	25,000	24,875
News America, Inc.
6.150%, 02/15/2041	45,000	50,021
7.280%, 06/30/2028	140,000	163,559
7.850%, 03/01/2039	50,000	64,315
PVH Corp.
7.375%, 05/15/2020	20,000	21,700
Sally Holdings LLC
5.750%, 06/01/2022	10,000	10,150
Service Corp. International
5.375%, 01/15/2022 (S)	5,000	4,988
Sotheby’s
5.250%, 10/01/2022 (S)	10,000	9,700
Tenneco, Inc.
6.875%, 12/15/2020	20,000	21,400
Time Warner Cable, Inc.
4.500%, 09/15/2042	35,000	27,170
5.000%, 02/01/2020	90,000	93,910
5.875%, 11/15/2040	120,000	110,028
Time Warner, Inc.
7.625%, 04/15/2031	200,000	252,301
Valassis Communications, Inc.
6.625%, 02/01/2021	35,000	34,300
Viacom, Inc.
4.375%, 03/15/2043 (S)	141,000	119,727
Videotron, Ltd.
5.000%, 07/15/2022	21,000	20,475
Wynn Las Vegas LLC
7.750%, 08/15/2020	35,000	38,864
		3,186,144
Consumer Staples - 0.9%
Altria Group, Inc.
2.850%, 08/09/2022	75,000	69,310
9.700%, 11/10/2018	68,000	90,367

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
Altria Group, Inc. (continued)
10.200%, 02/06/2039	$25,000	$37,658
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	50,000	73,408
Avon Products, Inc.
5.000%, 03/15/2023	5,000	4,967
Cargill, Inc.
4.307%, 05/14/2021 (S)	100,000	105,392
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	170,000	173,409
Constellation Brands, Inc.
4.250%, 05/01/2023	5,000	4,719
7.250%, 05/15/2017	45,000	51,300
CVS Caremark Corp.
2.750%, 12/01/2022	110,000	102,710
6.250%, 06/01/2027	65,000	76,993
General Mills, Inc.
5.250%, 08/15/2013	100,000	100,551
Heineken NV
2.750%, 04/01/2023 (S)	25,000	22,906
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	225,000	211,410
Lorillard Tobacco Company
8.125%, 06/23/2019	21,000	25,723
Molson Coors Brewing Company
3.500%, 05/01/2022	25,000	24,523
Mondelez International, Inc.
6.875%, 01/26/2039	90,000	111,183
PepsiCo, Inc.
7.900%, 11/01/2018	114,000	145,959
Wal-Mart Stores, Inc.
2.550%, 04/11/2023	80,000	74,921
6.200%, 04/15/2038	125,000	153,533
		1,660,942
Energy - 1.1%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	150,000	173,970
Chevron Corp.
2.427%, 06/24/2020	70,000	69,552
ConocoPhillips
5.900%, 05/15/2038	245,000	285,448
CONSOL Energy, Inc.
8.000%, 04/01/2017	5,000	5,263
8.250%, 04/01/2020	10,000	10,475
Continental Resources, Inc.
5.000%, 09/15/2022	35,000	35,613
Denbury Resources, Inc.
4.625%, 07/15/2023	10,000	9,225
El Paso Corp.
6.500%, 09/15/2020	40,000	42,627
7.000%, 06/15/2017	35,000	38,040
Energy Transfer Equity LP
7.500%, 10/15/2020	45,000	49,163
Energy Transfer Partners LP
3.600%, 02/01/2023	105,000	98,210
EP Energy LLC
6.875%, 05/01/2019	10,000	10,700
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	200,000	183,170
Harvest Operations Corp.
6.875%, 10/01/2017	30,000	33,450
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020	75,000	89,255

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	$55,000	$57,725
Newfield Exploration Company
5.625%, 07/01/2024	10,000	9,700
5.750%, 01/30/2022	10,000	9,900
6.875%, 02/01/2020	25,000	25,750
Nexen, Inc.
6.200%, 07/30/2019	100,000	117,581
Peabody Energy Corp.
6.500%, 09/15/2020	61,000	61,153
Petrobras Global Finance BV
3.000%, 01/15/2019	35,000	32,497
4.375%, 05/20/2023	30,000	27,504
Petrobras International Finance Company
5.375%, 01/27/2021	200,000	200,847
6.750%, 01/27/2041	26,000	25,999
Petroleos Mexicanos
5.500%, 06/27/2044 (S)	135,000	121,500
Pioneer Natural Resources Company
6.650%, 03/15/2017	25,000	28,510
6.875%, 05/01/2018	25,000	29,506
Range Resources Corp.
5.750%, 06/01/2021	5,000	5,150
6.750%, 08/01/2020	20,000	21,450
Transocean, Inc.
2.500%, 10/15/2017	40,000	39,516
4.950%, 11/15/2015	100,000	107,244
		2,055,693
Financials - 5.2%
American Express Company
7.000%, 03/19/2018	170,000	204,454
American International Group, Inc.
2.375%, 08/24/2015	55,000	55,860
4.875%, 06/01/2022	70,000	74,574
5.450%, 05/18/2017	100,000	110,201
Bank of America Corp.
2.000%, 01/11/2018	80,000	77,461
5.000%, 05/13/2021	100,000	106,575
5.625%, 07/01/2020	115,000	126,556
5.700%, 01/24/2022	50,000	55,474
5.750%, 12/01/2017	85,000	94,436
5.875%, 01/05/2021	100,000	112,497
7.625%, 06/01/2019	125,000	150,161
Barclays Bank PLC
6.050%, 12/04/2017 (S)	200,000	216,274
BNP Paribas SA
2.375%, 09/14/2017	185,000	183,090
Brandywine Operating Partnership LP
4.950%, 04/15/2018	75,000	79,846
7.500%, 05/15/2015	100,000	110,710
Capital One Financial Corp.
6.150%, 09/01/2016	175,000	195,254
CBRE Services, Inc.
5.000%, 03/15/2023	5,000	4,738
CIT Group, Inc.
5.250%, 03/15/2018	31,000	31,853
5.500%, 02/15/2019 (S)	25,000	25,813
Citigroup, Inc.
2.250%, 08/07/2015	100,000	101,668
4.050%, 07/30/2022	110,000	105,663
6.125%, 11/21/2017 to 08/25/2036	480,000	521,339
6.875%, 03/05/2038	15,000	18,206
8.500%, 05/22/2019	60,000	75,571

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Acceptance Corp.
9.125%, 02/01/2017	$25,000	$26,438
Discover Financial Services
6.450%, 06/12/2017	100,000	113,566
Duke Realty LP
3.625%, 04/15/2023	50,000	46,243
DuPont Fabros Technology LP
8.500%, 12/15/2017	30,000	31,650
Equity One, Inc.
6.000%, 09/15/2017	50,000	55,623
ERP Operating LP
5.250%, 09/15/2014	100,000	105,181
General Electric Capital Corp.
4.650%, 10/17/2021	255,000	270,356
5.875%, 01/14/2038	130,000	143,235
6.750%, 03/15/2032	90,000	107,999
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month LIBOR + 4.704%)
12/15/2022 (Q)	100,000	106,250
Glencore Funding LLC
1.700%, 05/27/2016 (S)	135,000	130,892
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	30,000	33,075
HCP, Inc.
3.750%, 02/01/2019	30,000	30,772
5.650%, 12/15/2013	100,000	102,225
6.000%, 01/30/2017	35,000	39,252
Health Care REIT, Inc.
4.125%, 04/01/2019	5,000	5,228
5.250%, 01/15/2022	125,000	134,277
Host Hotels & Resorts LP
6.000%, 11/01/2020	30,000	32,317
HSBC Holdings PLC
5.100%, 04/05/2021	245,000	269,043
6.800%, 06/01/2038	100,000	115,121
ING US, Inc.
5.500%, 07/15/2022 (S)	15,000	15,948
5.650%, 05/15/2053 (P)(S)	20,000	18,800
International Lease Finance Corp.
5.650%, 06/01/2014	30,000	30,525
5.750%, 05/15/2016	60,000	61,649
7.125%, 09/01/2018 (S)	50,000	55,250
JPMorgan Chase & Company
3.375%, 05/01/2023	55,000	51,183
4.350%, 08/15/2021	160,000	166,594
6.000%, 01/15/2018	200,000	228,156
6.400%, 05/15/2038	150,000	176,116
Kimco Realty Corp.
6.875%, 10/01/2019	100,000	120,828
Liberty Property LP
3.375%, 06/15/2023	30,000	27,805
4.125%, 06/15/2022	25,000	24,711
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	100,000	146,681
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	55,000	62,085
7.750%, 05/14/2038	200,000	228,969
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (L)(S)	325,000	339,508

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
4.100%, 05/22/2023	$55,000	$50,786
4.875%, 11/01/2022	105,000	103,672
5.500%, 07/24/2020	100,000	107,641
5.550%, 04/27/2017	100,000	108,147
6.375%, 07/24/2042	55,000	61,422
6.625%, 04/01/2018	250,000	283,267
Nationwide Mutual Insurance Company
9.375%, 08/15/2039 (S)	105,000	142,192
PNC Funding Corp.
5.625%, 02/01/2017	100,000	110,916
ProLogis LP
6.125%, 12/01/2016	100,000	112,654
Provident Funding Associates LP/PFG
Finance Corp.
6.750%, 06/15/2021 (S)	5,000	4,988
Realty Income Corp.
3.250%, 10/15/2022	20,000	18,282
6.750%, 08/15/2019	100,000	117,926
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	75,000	76,247
6.125%, 12/15/2022	40,000	38,043
SLM Corp.
6.000%, 01/25/2017	20,000	20,900
8.450%, 06/15/2018	185,000	205,350
SunTrust Banks, Inc.
3.600%, 04/15/2016	100,000	105,844
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	20,000	18,573
The Bear Stearns Companies LLC
6.400%, 10/02/2017	115,000	132,604
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	155,000	165,753
5.750%, 01/24/2022	150,000	165,368
6.150%, 04/01/2018	45,000	50,690
6.750%, 10/01/2037	230,000	235,805
7.500%, 02/15/2019	60,000	71,227
Ventas Realty LP
2.000%, 02/15/2018	40,000	38,705
2.700%, 04/01/2020	55,000	51,970
4.750%, 06/01/2021	75,000	78,753
Wachovia Corp.
5.750%, 06/15/2017	155,000	175,889
Wells Fargo & Company
3.450%, 02/13/2023	50,000	47,723
3.676%, 06/15/2016	100,000	106,826
		9,499,988
Health Care - 0.7%
AbbVie, Inc.
1.750%, 11/06/2017 (S)	105,000	102,835
2.000%, 11/06/2018 (S)	105,000	101,768
2.900%, 11/06/2022 (S)	45,000	42,056
AmerisourceBergen Corp.
5.875%, 09/15/2015	50,000	55,188
Amgen, Inc.
5.150%, 11/15/2041	15,000	14,955
6.900%, 06/01/2038	130,000	159,615
Community Health Systems, Inc.
5.125%, 08/15/2018	40,000	40,600
Express Scripts Holding Company
2.100%, 02/12/2015	275,000	279,644
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	15,000	16,575

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health Care (continued)
HCA, Inc.
4.750%, 05/01/2023	$20,000	$19,150
6.500%, 02/15/2020	40,000	43,275
8.500%, 04/15/2019	25,000	26,828
Mylan, Inc.
1.800%, 06/24/2016 (S)	40,000	39,805
Pfizer, Inc.
7.200%, 03/15/2039	50,000	67,062
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	125,000	149,187
WellPoint, Inc.
4.650%, 01/15/2043	105,000	97,977
7.000%, 02/15/2019	30,000	36,003
Zoetis, Inc.
3.250%, 02/01/2023 (S)	25,000	23,739
		1,316,262
Industrials - 0.6%
Air Lease Corp.
4.750%, 03/01/2020	25,000	24,125
BE Aerospace, Inc.
5.250%, 04/01/2022	35,000	34,825
Bombardier, Inc.
7.500%, 03/15/2018 (S)	20,000	22,200
Case New Holland, Inc.
7.875%, 12/01/2017	80,000	90,600
Clean Harbors, Inc.
5.250%, 08/01/2020	10,000	10,150
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	35,068	36,821
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	31,086	32,795
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	85,000	84,788
Crown Americas LLC
6.250%, 02/01/2021	10,000	10,600
Deluxe Corp.
6.000%, 11/15/2020	10,000	10,350
7.000%, 03/15/2019	5,000	5,275
ERAC USA Finance LLC
6.375%, 10/15/2017 (S)	65,000	75,452
Esterline Technologies Corp.
7.000%, 08/01/2020	5,000	5,363
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	30,000	32,250
Hutchison Whampoa International 12 II, Ltd.
2.000%, 11/08/2017 (S)	250,000	242,654
Kansas City Southern de Mexico SA de CV
3.000%, 05/15/2023 (S)	40,000	37,526
Masco Corp.
6.500%, 08/15/2032	15,000	14,925
7.125%, 03/15/2020	35,000	39,025
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	125,000	123,496
Textron, Inc.
7.250%, 10/01/2019	50,000	59,349
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	13,063	13,814

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Waste Management, Inc.
6.375%, 03/11/2015	$45,000	$49,017
		1,055,400
Information Technology - 0.3%
Apple, Inc.
2.400%, 05/03/2023	80,000	74,149
Audatex North America, Inc.
6.750%, 06/15/2018	10,000	10,500
Brocade Communications Systems, Inc.
4.625%, 01/15/2023 (S)	10,000	9,400
Equinix, Inc.
5.375%, 04/01/2023	10,000	9,800
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	35,000	35,219
Flextronics International, Ltd.
5.000%, 02/15/2023 (S)	5,000	4,838
Hewlett-Packard Company
2.600%, 09/15/2017	125,000	124,795
2.650%, 06/01/2016	40,000	40,766
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	15,000	15,900
IAC/InterActiveCorp.
4.750%, 12/15/2022 (S)	10,000	9,450
Jabil Circuit, Inc.
5.625%, 12/15/2020	5,000	5,175
NCR Corp.
4.625%, 02/15/2021	20,000	19,100
Seagate HDD Cayman
6.875%, 05/01/2020	55,000	58,300
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	200,000	192,197
		609,589
Materials - 0.3%
Agrium, Inc.
7.125%, 05/23/2036	50,000	59,548
Ashland, Inc.
4.750%, 08/15/2022 (S)	5,000	4,950
Ball Corp.
4.000%, 11/15/2023	10,000	9,250
5.000%, 03/15/2022	10,000	9,950
6.750%, 09/15/2020	30,000	32,325
CF Industries, Inc.
3.450%, 06/01/2023	40,000	38,417
7.125%, 05/01/2020	15,000	17,938
Clearwater Paper Corp.
7.125%, 11/01/2018	5,000	5,350
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	15,000	14,588
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	100,000	90,456
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	45,000	50,175
Rock-Tenn Company
4.000%, 03/01/2023	15,000	14,445
Silgan Holdings, Inc.
5.000%, 04/01/2020	40,000	39,600
The Dow Chemical Company
4.250%, 11/15/2020	95,000	99,994
		486,986

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication Services - 0.6%
AT&T, Inc.
6.300%, 01/15/2038	$160,000	$178,048
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	50,000	69,413
eAccess, Ltd.
8.250%, 04/01/2018 (S)	5,000	5,475
Frontier Communications Corp.
7.125%, 03/15/2019	10,000	10,525
8.250%, 04/15/2017	10,000	11,250
SBA Tower Trust
2.933%, 12/15/2017 (S)	75,000	75,664
3.598%, 04/15/2018 (S)	105,000	103,861
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	15,000	16,200
9.000%, 11/15/2018 (S)	15,000	17,550
Telecom Italia Capital SA
5.250%, 11/15/2013	50,000	50,627
Telefonica Emisiones SAU
3.992%, 02/16/2016	50,000	51,558
Verizon Communications, Inc.
2.450%, 11/01/2022	60,000	54,369
8.750%, 11/01/2018	185,000	241,029
Verizon Wireless Capital LLC
5.550%, 02/01/2014	115,000	118,062
Vivendi SA
2.400%, 04/10/2015 (S)	25,000	25,437
Windstream Corp.
7.875%, 11/01/2017	60,000	65,850
		1,094,918
Utilities - 0.6%
AmeriGas Finance LLC
6.750%, 05/20/2020	25,000	25,875
AmeriGas Partners LP
6.500%, 05/20/2021	15,000	15,150
Calpine Corp.
7.500%, 02/15/2021	17,227	18,390
Carolina Power & Light Company
5.300%, 01/15/2019	55,000	63,154
CenterPoint Energy, Inc.
6.500%, 05/01/2018	50,000	59,113
Commonwealth Edison Company
5.950%, 08/15/2016	100,000	113,828
Dominion Resources, Inc.
6.400%, 06/15/2018	50,000	59,356
7.000%, 06/15/2038	25,000	32,599
DPL, Inc.
7.250%, 10/15/2021	40,000	41,400
Edison International
3.750%, 09/15/2017	50,000	52,863
Ferrellgas LP
6.500%, 05/01/2021	16,000	16,040
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	5,000	5,425
NiSource Finance Corp.
6.400%, 03/15/2018	50,000	58,062
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	50,000	67,780
Progress Energy, Inc.
7.000%, 10/30/2031	50,000	60,681
Puget Sound Energy, Inc.
5.757%, 10/01/2039	100,000	117,012
Sempra Energy
6.500%, 06/01/2016	115,000	131,850

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
6.000%, 01/15/2034	$100,000	$120,267
The AES Corp.
8.000%, 06/01/2020	20,000	22,800
		1,081,645
TOTAL CORPORATE BONDS (Cost $21,130,455)		$22,047,567

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	75,000	106,781
TOTAL CAPITAL PREFERRED SECURITIES (Cost $83,631)		$106,781

MUNICIPAL BONDS - 0.8%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	50,000	58,801
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	112,451
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	150,000	163,686
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	45,763
New Jersey State Turnpike Authority
7.414%, 01/01/2040	100,000	133,590
New York State Thruway Authority
5.883%, 04/01/2030	185,000	215,347
Port Authority of New York & New Jersey
6.040%, 12/01/2029	45,000	52,945
State of California
7.600%, 11/01/2040	30,000	40,496
7.550%, 04/01/2039	100,000	133,837
7.300%, 10/01/2039	175,000	227,294
State of Illinois, GO 5.665%, 03/01/2018	115,000	126,855
University of California 5.770%, 05/15/2043	85,000	93,542
University of Missouri 5.960%, 11/01/2039	110,000	125,270
TOTAL MUNICIPAL BONDS (Cost $1,300,787)		$1,529,877

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.0%
Commercial & Residential - 2.0%
Alternative Loan Trust, Series 2005-56,
Class 5A1 0.513%, 11/25/2035 (P)	18,473	13,625
Banc of America Funding, Series 2006-H,
Class 6A1 0.382%, 10/20/2036 (P)	30,106	20,269
Banc of America Merrill Lynch Commercial
Mortgage, Inc., Series 2007-4, Class A4
5.935%, 02/10/2051 (P)	115,000	129,804
BCAP LLC Trust, Series 2007-AA2,
Class 12A1 0.403%, 05/25/2047 (P)	29,564	18,837
Bear Stearns Alt-A Trust, Series 2006-3,
Class 1A1 0.573%, 05/25/2036 (P)	63,993	38,344
Bear Stearns Commercial Mortgage Securities
Series 2005-10, Class 11A1,
0.693%, 01/25/2036 (P)	33,886	19,521
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	215,000	237,273
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	30,000	33,624
Series 2006-PW11, Class A4,
5.611%, 03/11/2039 (P)	225,000	245,345
Series 2007-PW16, Class A4,
5.905%, 06/11/2040 (P)	140,000	158,109

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
CCOMM 2013-CCRE6
Mortgage Trust 3.101%, 03/10/2046	$15,000	$14,123
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class A4
5.322%, 12/11/2049	85,000	93,557
COMM Mortgage Trust, Series 2013-LC6,
Class A4 2.941%, 01/10/2046	135,000	125,622
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.208%, 12/10/2049 (P)	80,000	90,506
Commercial Mortgage Pass
Through Certificates
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	135,000	129,524
Series 2012-CR3, Class F,
4.750%, 11/15/2045 (P)(S)	35,000	26,596
Series 2006-C7, Class A4,
5.940%, 06/10/2046 (P)	60,000	65,944
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	86,512	95,299
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.343%, 03/25/2037 (P)	22,161	12,473
Greenwich Capital Commercial
Funding Corp., Series 2004-GG1, Class A7
5.317%, 06/10/2036 (P)	63,586	64,759
GS Mortgage Securities Corp. II
Series 2013-GC10, Class A5,
2.943%, 02/10/2046	40,000	37,183
Series 2012-BWTR, Class A,
2.954%, 11/05/2034 (S)	130,000	120,867
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	140,000	137,759
Series 2012-GCJ9, Class D,
5.020%, 11/10/2045 (P)(S)	45,000	39,075
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	30,000	34,032
GS Mortgage Securities Corp. Trust,
Series 2012-SHOP, Class A
2.933%, 06/05/2031 (S)	105,000	104,349
GS Mortgage Securities Trust,
Series 2013-GC12, Class A4
3.135%, 06/10/2046	55,000	51,684
Harborview Mortgage Loan Trust
Series 2007-2, Class 2A1A,
0.353%, 05/25/2038 (P)	28,121	19,449
Series 2006-12, Class 2A2A,
0.382%, 01/19/2038 (P)	20,884	16,812
Series 2005-8, Class 1A2A,
0.522%, 09/19/2035 (P)	16,613	12,227
Impac Secured Assets Trust, Series 2006-3,
Class A6 0.393%, 11/25/2036 (P)	38,557	21,677
IndyMac INDX Mortgage Loan Trust
Series 2006-AR2, Class 1A1B,
0.403%, 04/25/2046 (P)	26,530	20,413
Series 2006-AR8, Class A4A,
0.593%, 07/25/2046 (P)	27,307	11,144
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	135,000	125,119

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	$125,000	$124,892
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	105,000	115,153
Series 2006-C4, Class A4,
6.061%, 06/15/2038 (P)	140,000	155,373
Morgan Stanley Capital I, Series 2011,
Class C10 5.033%, 09/15/2047 (P)(S)	100,000	110,581
Morgan Stanley Capital I Trust,
Series 2008-T29, Class A4
6.459%, 01/11/2043 (P)	35,000	40,671
OBP Depositor LLC Trust, Series 2010-OBP,
Class A 4.646%, 07/15/2045 (S)	100,000	108,390
RALI Series Trust, Series 2007-QH9, Class A1
3.038%, 11/25/2037 (P)	61,225	30,398
Residential Asset Securitization Trust,
Series 2005-A2, Class A2
0.643%, 03/25/2035 (P)	14,498	11,070
Structured Asset Mortgage
Investments II Trust, Series 2006-AR5,
Class 4A1 0.413%, 05/25/2046 (P)	17,276	9,160
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4,
3.185%, 03/10/2046	100,000	96,053
Series 2012-C2, Class A4,
3.525%, 05/10/2063	150,000	147,455
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A3,
2.870%, 11/15/2045	65,000	60,245
Series 2013-C11, Class E,
4.325%, 03/15/2045 (P)(S)	100,000	72,759
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	90,000	97,961
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	35,000	28,278
		3,593,383
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $3,732,644)		$3,593,383

ASSET BACKED SECURITIES - 0.6%
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	23,333	23,084
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A, Class A
5.170%, 08/01/2019	28,000	30,767
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	47,929	48,211
Ford Credit Auto Lease Trust, Series 2012-A,
Class B 1.610%, 10/15/2016 (S)	175,000	175,660
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.243%, 12/25/2046 (P)	80,118	48,805
Series 2006-11, Class 2A2,
0.353%, 07/25/2036 (P)	73,578	34,925
Series 2007-3, Class 1A2,
0.363%, 03/25/2047 (P)	122,911	57,036
Series 2006-17, Class A3A,
0.433%, 11/25/2036 (P)	35,168	20,508

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GSAMP Trust
Series 2007-FM2, Class A2B,
0.283%, 01/25/2037 (P)	$73,016	$38,698
Series 2007-NC1, Class A2D,
0.423%, 12/25/2046 (P)	70,593	36,430
Hertz Vehicle Financing LLC, Series 2010-1A,
Class A2 3.740%, 02/25/2017 (S)	150,000	157,529
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	80,000	80,637
Series 2011-1, Class B,
2.350%, 11/16/2015	185,000	186,526
Series 2010-2, Class C,
3.890%, 07/17/2017	70,000	71,844
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	13,810	13,861
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	35,000	35,100
TOTAL ASSET BACKED SECURITIES (Cost $1,035,857)		$1,059,621
PREFERRED SECURITIES - 0.1%
Financials - 0.1%
Citigroup Capital XIII (7.875% to 10/30/2015,
then 3 month LIBOR + 6.370%)	5,000	$139,250
TOTAL PREFERRED SECURITIES (Cost $140,000)		$139,250
CONVERTIBLE BONDS - 0.0%
Energy - 0.0%
Chesapeake Energy Corp. 2.500%, 05/15/2037	$22,000	$20,721
TOTAL CONVERTIBLE BONDS (Cost $20,220)		$20,721
INVESTMENT COMPANIES - 0.1%
iShares Russell 2000 Growth Index Fund (L)	1,356	151,208
SPDR S&P 500 ETF Trust	655	104,807
TOTAL INVESTMENT COMPANIES (Cost $249,867)		$256,015
RIGHTS - 0.0%
Repsol SA (Expiration Date: 07/10/2013) (I)	3,035	1,691
TOTAL RIGHTS (Cost $1,793)		$1,691
WARRANTS - 0.0%
Financials - 0.0%
Alpha Bank AE (Expiration
Date: 12/10/2017) (I)(N)	20,305	0
Piraeus Bank SA (Expiration
Date: 06/30/2017) (I)(N)	14,774	0
		0
TOTAL WARRANTS (Cost $0)		$0
SECURITIES LENDING COLLATERAL - 3.3%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	610,517	6,109,501
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,110,098)		$6,109,501

Core Allocation Plus Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 7.8%
Repurchase Agreement - 7.8%
Bank of America Tri-Party Repurchase
Agreement dated 06/28/2013 at 0.130% to
be repurchased at $14,300,155 on
07/01/2013, collateralized by $14,703,772
Government National Mortgage Association,
3.000% due 11/15/2042 (valued at
$14,586,001, including interest)	$14,300,000	$14,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,300,000)		$14,300,000
Total Investments (Core Allocation Plus Trust)
(Cost $181,666,692) - 105.7%	$194,008,787
Other assets and liabilities, net - (5.7%)		(10,503,650)
TOTAL NET ASSETS - 100.0%		$183,505,137
Core Fundamental Holdings Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.0%
John Hancock Variable Insurance Trust (G) - 40.0%
Bond Trust, Series NAV (John Hancock) (A)(1)	4,193,862	$57,413,974
Strategic Equity Allocation, Series NAV
(John Hancock) (2)(A)	5,918,100	87,055,255
American Funds Insurance Series - 60.0%
American Growth Fund - Class 1	383,080	25,628,046
American Growth-Income Fund - Class 1	1,789,802	76,782,516
American International Fund - Class 1	1,537,030	27,989,312
American U.S. Government Fund - Class 1	7,128,224	86,180,225
TOTAL INVESTMENT COMPANIES (Cost $333,855,316)		$361,049,328
Total Investments (Core Fundamental Holdings Trust)
(Cost $333,855,316) - 100.0%	$361,049,328
Other assets and liabilities, net - 0.0%		(65,026)
TOTAL NET ASSETS - 100.0%		$360,984,302

Core Global Diversification Trust

	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 99.8%
Affiliated Investment Companies - 29.0%
John Hancock Variable Insurance Trust (G) - 29.0%
Bond Trust, Series NAV (John Hancock) (A)(1)	3,573,474	$48,920,862
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	3,580,603	52,670,673
American Funds Insurance Series - 60.0%
American Global Growth Fund - Class 1	2,389,071	60,395,705
American Growth-Income Fund - Class 1	401,067	17,205,753
American International Fund - Class 1	3,236,317	58,933,330
American U.S. Government Fund - Class 1	6,079,373	73,499,619

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Trust (continued)
	Shares or Principal Amount	Value
INVESTMENT COMPANIES (continued)
Exchange Traded Funds - 10.8%
Vanguard MSCI EAFE ETF	1,067,998	$38,031,409
TOTAL INVESTMENT COMPANIES (Cost $330,815,709)		$349,657,351
Total Investments (Core Global Diversification Trust)
(Cost $330,815,709) - 99.8%		$349,657,351
Other assets and liabilities, net - 0.2%		533,894
TOTAL NET ASSETS - 100.0%		$350,191,245

Core Strategy Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Bond Trust, Series NAV (John Hancock) (A)(1)	17,324,568	$237,173,330
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	37,739,082	555,141,891
TOTAL INVESTMENT COMPANIES (Cost $742,132,364)		$792,315,221
Total Investments (Core Strategy Trust)
(Cost $742,132,364) - 100.0%		$792,315,221
Other assets and liabilities, net - 0.0%		(37,666)
TOTAL NET ASSETS - 100.0%		$792,277,555

Disciplined Diversification Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 70.4%
Consumer Discretionary - 9.6%
Auto Components - 0.6%
Aisin Seiki Company, Ltd.	600	$22,831
Autoliv, Inc.	1,000	77,390
Autoneum Holding AG (I)	46	3,446
BorgWarner, Inc. (I)	800	68,920
Bosch, Ltd.	16	2,419
Bridgestone Corp.	1,700	57,945
Cheng Shin Rubber Industry Company, Ltd.	6,726	21,138
Cie Generale des Etablissements Michelin	1,034	91,992
Continental AG	469	62,491
Cooper Tire & Rubber Company	800	26,536
Dana Holding Corp.	1,463	28,177
Denso Corp.	1,700	79,731
Dorman Products, Inc. (L)	600	27,378
Exedy Corp.	200	5,046
Faurecia (I)	464	10,229
FCC Company, Ltd.	400	9,455
Federal-Mogul Corp. (I)	900	9,189
Firma Oponiarska Debica SA	167	3,243
Fuel Systems Solutions, Inc. (I)	300	5,367
Futaba Industrial Company, Ltd. (I)	400	1,823
Gentex Corp.	1,100	25,355
Gentherm, Inc. (I)	400	7,428
GKN PLC	8,902	40,974
Hankook Tire Company, Ltd.	480	22,192
Hankook Tire Worldwide Company, Ltd.	110	2,051

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto Components (continued)
Hyundai Mobis	203	$48,332
Johnson Controls, Inc.	3,264	116,819
Keihin Corp.	300	4,580
Koito Manufacturing Company, Ltd.	1,000	19,109
Lear Corp.	1,000	60,460
Leoni AG	304	15,121
Linamar Corp.	400	11,216
Magna International, Inc.	1,047	74,525
Mando Corp.	32	2,855
Minth Group, Ltd.	6,000	9,425
Modine Manufacturing Company (I)	1,300	14,144
Nan Kang Rubber Tire Company, Ltd.	3,088	3,568
NGK Spark Plug Company, Ltd.	1,000	20,027
Nifco, Inc.	200	4,248
Nissin Kogyo Company, Ltd.	600	10,879
NOK Corp.	800	12,757
Nokian Renkaat OYJ	608	24,711
Pirelli & C. SpA	1,527	17,601
Plascar Participacoes Industriais SA (I)	700	154
Press Kogyo Company, Ltd.	1,000	4,266
Riken Corp.	1,000	3,993
Sanden Corp.	1,000	3,943
Sri Trang Agro-Industry PCL	7,000	2,821
Standard Motor Products, Inc.	500	17,170
Stanley Electric Company, Ltd.	800	15,586
Stoneridge, Inc. (I)	200	2,328
Superior Industries International, Inc. (L)	500	8,605
Takata Corp.	200	4,318
Tenneco, Inc. (I)	300	13,584
The Goodyear Tire & Rubber Company (I)	1,800	27,522
The Yokohama Rubber Company, Ltd.	2,000	20,108
Tianneng Power International, Ltd.	3,600	1,441
Tokai Rika Company, Ltd.	600	11,980
Tong Yang Industry Company, Ltd.	6,676	7,905
Toyo Tire & Rubber Company, Ltd.	4,000	21,056
Toyoda Gosei Company, Ltd.	600	14,709
Toyota Boshoku Corp.	400	5,768
TRW Automotive Holdings Corp. (I)	1,100	73,084
TS Tech Company, Ltd.	300	9,530
Valeo SA	484	30,280
Visteon Corp. (I)	400	25,248
Xingda International Holdings, Ltd.	14,000	5,913
Xinyi Glass Holdings Company, Ltd.	14,000	10,792
		1,525,227
Automobiles - 1.0%
Astra International Tbk PT	50,000	35,091
Bajaj Auto, Ltd.	482	15,536
Bayerische Motoren Werke AG	1,234	107,808
Brilliance China Automotive Holdings, Ltd. (I)	10,000	11,123
Byd Company, Ltd., H Shares (I)	3,000	9,866
Daihatsu Motor Company, Ltd.	1,000	18,957
Daimler AG	2,957	178,727
Dongfeng Motor Group Company, Ltd.,
H Shares	12,000	15,956
Fiat SpA (I)	3,358	23,273
Ford Motor Company	16,600	256,802
Ford Otomotiv Sanayi AS	1,110	15,288
Fuji Heavy Industries, Ltd.	2,000	49,316
Geely Automobile Holdings Company, Ltd.	10,000	4,305
General Motors Company (I)	3,463	115,353
Great Wall Motor Company, Ltd., H Shares	3,000	12,717
Guangzhou Automobile Group Company, Ltd.,
H Shares	10,233	9,628

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Harley-Davidson, Inc.	1,400	$76,748
Honda Motor Company, Ltd.	5,700	211,815
Hyundai Motor Company	529	103,929
IMMSI SpA (I)	4,536	2,531
Isuzu Motors, Ltd.	4,000	27,390
Kia Motors Corp.	733	39,627
Mahindra & Mahindra, Ltd.	1,788	29,143
Maruti Suzuki India, Ltd.	284	7,321
Mazda Motor Corp. (I)	9,000	35,489
Mitsubishi Motors Corp. (I)	19,000	26,058
Nissan Motor Company, Ltd.	9,200	93,241
Peugeot SA (I)	1,042	8,579
Renault SA	1,175	78,493
Suzuki Motor Corp.	1,300	29,981
TAN Chong Motor Holdings BHD	2,300	4,775
Tata Motors, Ltd., ADR (L)	1,303	30,542
Tesla Motors, Inc. (I)(L)	927	99,588
Tofas Turk Otomobil Fabrikasi AS	232	1,446
Toyota Motor Corp.	2,000	120,763
Toyota Motor Corp., ADR (L)	3,752	452,716
UMW Holdings BHD	900	4,133
Volkswagen AG	138	26,889
William Hill PLC	8,111	54,576
Winnebago Industries, Inc. (I)	400	8,396
Yamaha Motor Company, Ltd.	1,800	23,326
		2,477,241
Distributors - 0.1%
Canon Marketing Japan, Inc.	700	9,367
Core-Mark Holding Company, Inc.	100	6,350
Dah Chong Hong Holdings, Ltd.	8,000	6,349
Dogus Otomotiv Servis ve Ticaret AS	43	218
Genuine Parts Company (L)	1,200	93,684
Headlam Group PLC	474	2,570
Imperial Holdings, Ltd.	1,333	28,233
Inchcape PLC	4,402	33,394
John Menzies PLC	4	43
Li & Fung, Ltd.	16,000	21,778
LKQ Corp. (I)	1,500	38,625
Pacific Brands, Ltd.	5,817	3,724
Pool Corp.	400	20,964
Silver Base Group Holdings, Ltd.	3,075	570
Smiths News PLC	2,505	5,763
Uni-Select, Inc.	200	3,921
VOXX International Corp. (I)	700	8,589
		284,142
Diversified Consumer Services - 0.2%
Advtech, Ltd.	11,287	7,979
American Public Education, Inc. (I)	200	7,432
Anhanguera Educacional Participacoes SA	2,400	14,047
Apollo Group, Inc., Class A (I)(L)	800	14,176
Ascent Capital Group, Inc., Class A (I)	200	15,614
Bridgepoint Education, Inc. (I)	500	6,090
Cambium Learning Group, Inc. (I)	3,401	4,217
Career Education Corp. (I)	1,300	3,770
Coinstar, Inc. (I)	300	17,601
DeVry, Inc. (L)	612	18,984
Educomp Solutions, Ltd.	690	410
Estacio Participacoes SA	2,100	15,190
Grand Canyon Education, Inc. (I)	600	19,338
H&R Block, Inc.	1,500	41,625
Hillenbrand, Inc.	200	4,742
ITT Educational Services, Inc. (I)	300	7,320

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Consumer Services (continued)
K12, Inc. (I)	500	$13,135
Kroton Educacional SA	1,140	15,782
Learning Tree International, Inc. (I)	300	915
Lincoln Educational Services Corp.	400	2,108
Mac-Gray Corp.	400	5,680
Matthews International Corp., Class A	400	15,080
Navitas, Ltd.	2,006	10,586
Raffles Education Corp., Ltd. (I)	8,799	2,048
Service Corp. International	1,300	23,439
Sotheby’s	500	18,955
Steiner Leisure, Ltd. (I)	200	10,572
Stewart Enterprises, Inc., Class A	1,600	20,944
Strayer Education, Inc.	200	9,766
Universal Technical Institute, Inc.	300	3,099
Weight Watchers International, Inc. (L)	400	18,400
		369,044
Hotels, Restaurants & Leisure - 1.4%
Accor SA	793	27,852
AFC Enterprises, Inc. (I)	100	3,594
Ajisen China Holdings, Ltd.	8,000	6,204
Alsea SAB de CV	5,441	12,900
Ambassadors Group, Inc.	200	710
AmRest Holdings SE (I)	371	8,927
Aristocrat Leisure, Ltd.	3,696	14,382
Autogrill SpA (I)	1,195	16,612
Bally Technologies, Inc. (I)(L)	400	22,568
Berjaya Sports Toto BHD	3,722	5,143
Betsson AB (I)	583	14,788
Biglari Holdings, Inc. (I)	25	10,260
BJ’s Restaurants, Inc. (I)	300	11,130
Bob Evans Farms, Inc.	150	7,047
Boyd Gaming Corp. (I)(L)	1,600	18,080
Brinker International, Inc.	600	23,658
Buffalo Wild Wings, Inc. (I)	300	29,448
Bwin.Party Digital Entertainment PLC	3,922	6,697
Cafe de Coral Holdings, Ltd.	2,000	5,958
Carnival Corp.	2,800	96,012
Carnival PLC, ADR (L)	880	30,853
China Energy Development Holdings, Ltd. (I)	160,000	1,960
China Travel International Investment
Hong Kong, Ltd.	22,000	4,123
Chipotle Mexican Grill, Inc. (I)	100	36,435
Choice Hotels International, Inc. (L)	600	23,814
Churchill Downs, Inc.	200	15,770
City Lodge Hotels, Ltd.	313	3,808
Club Mediterranee SA (I)	311	7,094
Compass Group PLC	9,971	127,784
Cracker Barrel Old Country Store, Inc.	300	28,398
Crown, Ltd.	1,773	19,466
Darden Restaurants, Inc.	800	40,384
DineEquity, Inc.	100	6,887
Domino’s Pizza Enterprises, Ltd.	475	4,849
Domino’s Pizza, Inc.	600	34,890
Doutor Nichires Holdings Company, Ltd.	300	4,224
Echo Entertainment Group, Ltd.	4,790	13,376
Enterprise Inns PLC (I)	2,020	3,304
Flight Centre, Ltd.	476	17,000
Galaxy Entertainment Group, Ltd. (I)	6,000	28,955
Genting BHD	6,400	21,017
Genting Hong Kong, Ltd. (I)	54,000	23,031
Genting Malaysia BHD	18,600	22,807
Genting Singapore PLC	17,000	17,631
Great Canadian Gaming Corp. (I)	400	3,803

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Greene King PLC	1,452	$17,060
Gtech SpA	447	11,189
Hotel Properties, Ltd.	2,000	4,987
Hotel Shilla Company, Ltd.	160	8,504
Hyatt Hotels Corp., Class A (I)	500	20,180
Indian Hotels Company, Ltd.	1,727	1,413
InterContinental Hotels Group PLC, ADR	1,290	35,436
International Game Technology	1,800	30,078
Interval Leisure Group, Inc.	720	14,342
Intralot SA-Integrated Lottery Systems
& Services	1,792	4,197
Isle of Capri Casinos, Inc. (I)	600	4,500
J.D. Wetherspoon PLC	642	6,497
Jollibee Foods Corp.	3,540	12,066
Kangwon Land, Inc.	460	12,694
Kisoji Company, Ltd.	400	7,558
Krispy Kreme Doughnuts, Inc. (I)	200	3,490
Kuoni Reisen Holding AG (I)	39	12,259
Ladbrokes PLC	7,440	22,569
Las Vegas Sands Corp.	1,600	84,688
Life Time Fitness, Inc. (I)(L)	400	20,044
Luby’s, Inc. (I)(L)	139	1,175
Marcus Corp.	300	3,816
Marriott International, Inc., Class A	1,229	49,615
Marriott Vacations Worldwide Corp. (I)	242	10,464
Marston’s PLC	2,935	6,259
McDonald’s Corp.	3,900	386,100
Melia Hotels International SA	724	5,489
MGM Resorts International (I)	4,600	67,988
Millennium & Copthorne Hotels PLC	2,080	17,783
Minor International PCL, Foreign Shares	17,380	13,897
Mitchells & Butlers PLC (I)	2,067	11,709
Monarch Casino & Resort, Inc. (I)	200	3,372
Multimedia Games Holding Company, Inc. (I)	1,200	31,284
NH Hoteles SA (I)	580	2,053
OPAP SA	1,350	11,305
Orbis SA	719	7,733
Orient-Express Hotels, Ltd., Class A (I)	1,400	17,024
Oriental Land Company, Ltd.	100	15,468
Paddy Power PLC	306	26,257
Panera Bread Company, Class A (I)	200	37,188
Papa John’s International, Inc. (I)	200	13,074
Penn National Gaming, Inc. (I)(L)	825	43,610
Pierre & Vacances SA (I)	194	3,831
Pinnacle Entertainment, Inc. (I)	1,500	29,505
Punch Taverns PLC (I)	1,433	283
Restaurant Group PLC	2,413	18,336
Rezidor Hotel Group AB (I)	1,181	5,455
Royal Caribbean Cruises, Ltd.	1,900	63,346
Royal Holdings Company, Ltd.	700	10,192
Ruby Tuesday, Inc. (I)(L)	1,200	11,076
Ruth’s Hospitality Group, Inc. (L)	900	10,863
Sands China, Ltd.	4,000	18,785
Scientific Games Corp., Class A (I)	1,200	13,500
Shangri-La Asia, Ltd.	4,833	8,282
Six Flags Entertainment Corp.	1,600	56,256
SJM Holdings, Ltd.	6,000	14,454
SkiStar AB	355	3,997
SKYCITY Entertainment Group, Ltd.	3,284	11,065
Sodexo	357	29,728
Sonic Corp. (I)	600	8,736
Speedway Motorsports, Inc.	700	12,180
Spirit Pub Company PLC	1,433	1,458

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	3,600	$235,764
Starwood Hotels & Resorts Worldwide, Inc.	1,500	94,785
Sun International, Ltd.	1,350	13,055
Tabcorp Holdings, Ltd.	5,372	14,909
Tatts Group, Ltd.	6,221	17,981
The Cheesecake Factory, Inc. (L)	500	20,945
The Hongkong & Shanghai Hotels, Ltd.	182	297
The Wendy’s Company (L)	4,304	25,092
Thomas Cook Group PLC (I)	5,446	10,630
Tim Hortons, Inc.	600	32,450
TUI AG (I)	2,754	32,712
TUI Travel PLC	4,353	23,509
Vail Resorts, Inc.	400	24,608
Whitbread PLC	1,035	48,265
WMS Industries, Inc. (I)	700	17,857
Wyndham Worldwide Corp.	1,200	68,676
Wynn Macau, Ltd.	4,400	11,849
Wynn Resorts, Ltd.	319	40,832
Yum! Brands, Inc.	1,900	131,746
Zensho Holdings Company, Ltd.	700	7,979
		3,205,316
Household Durables - 0.8%
Aga Rangemaster Group PLC (I)	3,162	3,952
AmTRAN Technology Company, Ltd.	9,687	7,907
Arcelik AS	2,206	14,551
Bang & Olufsen A/S (I)	260	2,358
Barratt Developments PLC (I)	569	2,665
Beazer Homes USA, Inc. (I)(L)	180	3,154
Bellway PLC	1,862	36,070
Berkeley Group Holdings PLC	769	24,847
Blyth, Inc.	200	2,792
Bovis Homes Group PLC	816	9,485
Brookfield Incorporacoes SA (I)	1,946	1,334
Brookfield Residential Properties, Inc. (I)(L)	152	3,353
Casio Computer Company, Ltd.	2,000	17,627
Cavco Industries, Inc. (I)	100	5,045
Consorcio ARA SAB de CV (I)	6,000	2,181
Coway Company, Ltd.	390	18,993
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	1,800	12,375
D.R. Horton, Inc. (L)	3,100	65,968
Desarrolladora Homex SAB de CV (I)	2,400	1,510
Dorel Industries, Inc., Class B	200	6,979
Duni AB	351	3,048
Ekornes ASA	233	3,721
Electrolux AB	1,989	50,297
Ethan Allen Interiors, Inc. (L)	400	11,520
Even Construtora e Incorporadora SA	1,800	6,429
EZ Tec Empreendimentos e Participacoes SA	1,100	13,424
Fiskars Corp.	285	6,376
Forbo Holding AG (I)	23	14,658
France Bed Holdings Company, Ltd.	1,000	1,920
Gafisa SA (I)	3,000	3,845
Garmin, Ltd. (L)	1,600	57,856
Haier Electronics Group Company, Ltd.	1,000	1,595
Harman International Industries, Inc.	600	32,520
Haseko Corp. (I)	7,000	8,541
Helen of Troy, Ltd. (I)	500	19,185
Hooker Furniture Corp.	200	3,252
Hunter Douglas NV	39	1,559
Husqvarna AB, A Shares	1,070	5,825
Husqvarna AB, B Shares	3,585	18,862
Jarden Corp. (I)	1,350	59,063

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household Durables (continued)
JM AB	800	$16,823
JVC Kenwood Corp.	1,800	4,247
KB Home	1,200	23,556
La-Z-Boy, Inc.	617	12,507
Leggett & Platt, Inc. (L)	1,200	37,308
Lennar Corp., Class A	1,200	43,248
Lennar Corp., Class B	59	1,673
LG Electronics, Inc.	484	30,776
Libbey, Inc. (I)	400	9,588
M/I Homes, Inc. (I)	300	6,888
MDC Holdings, Inc.	700	22,757
Meritage Homes Corp. (I)	400	17,344
Mohawk Industries, Inc. (I)	800	89,992
MRV Engenharia e Participacoes SA	2,200	6,488
NACCO Industries, Inc., Class A	100	5,728
Newell Rubbermaid, Inc.	2,300	60,375
Nexity SA	201	7,451
Nobia AB	2,476	14,398
NVR, Inc. (I)	100	92,200
PanaHome Corp.	1,000	6,453
Panasonic Corp. (I)	7,900	63,493
PDG Realty SA Empreendimentos
e Participacoes (I)	8,200	7,644
Persimmon PLC (I)	5,286	95,361
PIK Group, GDR (I)	572	1,117
PulteGroup, Inc. (I)	2,700	51,219
Redrow PLC (I)	1,082	3,601
Rossi Residencial SA (I)	3,738	4,925
Sampo Corp.	21,000	7,097
SEB SA	170	13,716
Sekisui Chemical Company, Ltd.	2,000	21,290
Sekisui House, Ltd.	3,000	43,382
Sharp Corp. (I)	6,000	24,204
Skyworth Digital Holdings, Ltd.	6,106	3,061
Sony Corp.	2,100	44,433
Sony Corp., ADR	2,600	55,094
Standard Pacific Corp. (I)	2,300	19,159
Steinhoff International Holdings, Ltd. (I)	6,666	16,522
Sumitomo Forestry Company, Ltd.	1,300	15,809
Tatung Company, Ltd. (I)	10,000	2,506
Taylor Wimpey PLC	12,083	17,545
TCL Multimedia Technology Holdings, Ltd.	12,000	7,033
Tecnisa SA (I)	1,800	6,817
Tempur-Pedic International, Inc. (I)	400	17,560
The Ryland Group, Inc. (L)	900	36,090
Token Corp.	120	6,655
Toll Brothers, Inc. (I)	1,500	48,945
TomTom NV (I)	237	1,161
Tupperware Brands Corp.	600	46,614
Universal Electronics, Inc. (I)	100	2,813
Urbi Desarrollos Urbanos SAB de CV (I)(L)	6,600	1,202
Videocon Industries, Ltd.	482	1,607
Viver Incorporadora e Construtora SA (I)	1,527	192
Whirlpool Corp.	813	92,975
		1,857,284
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (I)	1,400	388,766
B2W Cia Global do Varejo (I)	300	887
Expedia, Inc.	890	53,534
Home Retail Group PLC	5,710	11,674
HSN, Inc.	420	22,562
Liberty Interactive Corp., Series A (I)	4,200	96,642
Liberty Ventures, Series A (I)	260	22,103

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
N. Brown Group PLC	922	$6,176
Netflix, Inc. (I)(L)	500	105,545
Orbitz Worldwide, Inc. (I)	700	5,621
Overstock.com, Inc. (I)	200	5,640
PetMed Express, Inc.	300	3,780
priceline.com, Inc. (I)	300	248,139
Scroll Corp.	400	1,070
Shutterfly, Inc. (I)	200	11,158
TripAdvisor, Inc. (I)	700	42,609
US Auto Parts Network, Inc. (I)	700	805
Wotif.com Holdings, Ltd.	1,550	6,403
Yoox SpA (I)	691	14,784
		1,047,898
Leisure Equipment & Products - 0.2%
Ability Enterprise Company, Ltd.	2,000	1,793
Accell Group	148	2,298
Altek Corp.	4,121	2,401
Asia Optical Company, Inc. (I)	5,000	5,234
Brunswick Corp.	800	25,560
Callaway Golf Company	1,000	6,580
Hasbro, Inc.	800	35,864
JAKKS Pacific, Inc.	165	1,856
LeapFrog Enterprises, Inc. (I)	1,000	9,840
Mattel, Inc.	1,637	74,172
Mizuno Corp.	1,000	5,421
Namco Bandai Holdings, Inc.	1,400	22,765
Nikon Corp.	900	21,001
Noritsu Koki Company, Ltd.	100	651
Polaris Industries, Inc. (L)	400	38,000
Roland Corp.	400	3,711
Sankyo Company, Ltd.	400	18,896
Sega Sammy Holdings, Inc.	1,100	27,542
Shimano, Inc.	400	33,961
Smith & Wesson Holding Corp. (I)(L)	1,700	16,966
Steinway Musical Instruments, Inc. (I)	100	3,043
Sturm Ruger & Company, Inc. (L)	300	14,412
Trigano SA (I)	184	2,304
Yamaha Corp.	1,100	12,612
		386,883
Media - 2.1%
Aimia, Inc.	2,100	31,429
Alma Media OYJ	1,123	3,788
Amalgamated Holdings, Ltd.	3,029	22,914
AMC Networks, Inc., Class A (I)	525	34,340
APN News & Media, Ltd.	2,128	485
Arbitron, Inc.	100	4,645
Arnoldo Mondadori Editore SpA (I)	2,250	2,586
ASATSU-DK, Inc.	200	4,670
Astral Media, Inc.	600	28,502
Atresmedia Corp de Medios
de Comunicaion SA	49	384
Axel Springer AG	261	11,121
Belo Corp., Class A	600	8,370
British Sky Broadcasting
Group PLC, ADR (L)	1,038	50,229
Cablevision Systems Corp., Class A (L)	1,000	16,820
Caltagirone Editore SpA (I)	265	269
CBS Corp.	100	4,881
CBS Corp., Class B	3,194	156,091
Cheil Worldwide, Inc. (I)	640	13,738
Cinemark Holdings, Inc.	1,000	27,920
Cineplex, Inc.	422	14,798

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Cineworld Group PLC	2,556	$13,208
Clear Channel Outdoor
Holdings, Inc., Class A (I)	500	3,730
Comcast Corp., Class A	13,054	546,702
Comcast Corp., Special Class A	3,184	126,309
Corus Entertainment, Inc.	700	16,041
CTC Media, Inc.	1,500	16,680
CTS Eventim AG	131	5,273
Daily Mail & General Trust PLC	1,678	19,684
Dentsu, Inc.	600	20,753
Digital Generation, Inc. (I)	400	2,948
DIRECTV (I)	2,220	136,796
Discovery Communications, Inc., Class A (I)	800	61,768
Discovery Communications, Inc., Series C (I)	415	28,909
DISH Network Corp., Class A	1,000	42,520
Dish TV India, Ltd. (I)	3,527	3,602
DreamWorks Animation
SKG, Inc., Class A (I)(L)	1,000	25,660
Eniro AB (I)	889	2,428
Entercom
Communications Corp., Class A (I)(L)	700	6,608
Euromoney Institutional Investor PLC	277	4,315
Eutelsat Communications	356	10,076
Fairfax Media, Ltd. (L)	23,506	10,642
Fisher Communications, Inc.	100	4,108
Fuji Media Holdings, Inc.	5	10,101
Gannett Company, Inc.	2,500	61,150
Glacier Media, Inc.	600	941
Gray Television, Inc. (I)	535	3,852
Grupo Televisa SAB, ADR	2,660	66,074
Gruppo Editoriale L’Espresso SpA (I)	2,310	2,428
Hakuhodo DY Holdings, Inc.	210	14,717
Harte-Hanks, Inc.	300	2,580
Havas SA	3,883	24,778
Hurriyet Gazetecilik AS (I)	2,696	1,074
Ilkka-Yhtyma OYJ	259	1,004
IMAX Corp. (I)	300	7,457
Informa PLC	4,324	32,331
IPSOS	285	10,753
ITV PLC	24,940	53,316
Jagran Prakashan, Ltd.	329	454
John Wiley & Sons, Inc., Class A (L)	500	20,045
Johnston Press PLC (I)	3,508	881
Journal Communications, Inc., Class A (I)	1,100	8,239
Kabel Deutschland Holding AG	450	49,412
Kinepolis Group NV	53	7,054
Lagardere SCA (L)	829	23,092
Lamar Advertising Company, Class A (I)	500	21,700
Liberty Global PLC (I)	931	69,004
Liberty Global PLC, Series C (I)	723	49,079
Liberty Media Corp., Series A (I)	464	58,817
LIN TV Corp., Class A (I)	700	10,710
Live Nation Entertainment, Inc. (I)	1,976	30,628
Loral Space & Communications, Inc.	200	11,996
Media General, Inc., Class A (I)	500	5,515
Media Prima BHD	9,700	8,528
Mediaset Espana Comunicacion SA (I)	1,438	12,516
Mediaset SpA (I)	4,833	18,212
Meredith Corp. (L)	500	23,850
Mood Media Corp. (I)	103	105
Morningstar, Inc.	503	39,023
Naspers, Ltd.	1,063	78,153
National CineMedia, Inc.	700	11,823

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	7,600	$247,760
News Corp., Class B (L)	1,994	65,443
NRJ Group (I)	256	1,966
Omnicom Group, Inc.	1,165	73,244
Pearson PLC, ADR	4,443	79,574
Promotora de Informaciones SA (I)	515	139
Publicis Groupe SA	872	61,834
PubliGroupe SA	25	3,058
Quebecor, Inc.	300	13,287
REA Group, Ltd.	226	5,674
Reed Elsevier NV	2,667	44,237
Reed Elsevier PLC, ADR (L)	1,214	55,395
Regal Entertainment Group, Class A (L)	900	16,110
Rightmove PLC	657	20,881
Sanoma OYJ	694	5,366
Schibsted ASA	400	17,260
Scholastic Corp.	400	11,716
Scripps Networks Interactive, Inc., Class A	700	46,732
SES SA	961	27,447
Seven West Media, Ltd.	1,122	1,936
Shaw Communications, Inc., Class B (L)	1,500	35,999
Shochiku Company, Ltd.	1,000	9,236
Singapore Press Holdings, Ltd.	5,000	16,413
Sirius XM Radio, Inc. (L)	7,357	24,646
Sky Network Television, Ltd.	2,275	9,548
SKY Perfect JSAT Holdings, Inc.	16	7,319
Societe Television Francaise 1	400	4,767
Solocal Group (I)	975	1,984
Southern Cross Media Group, Ltd.	7,663	9,943
Starz - Liberty Capital (I)	1,005	22,211
STW Communications Group, Ltd.	4,307	5,637
Telegraaf Media Groep NV (I)	304	4,549
Ten Network Holdings, Ltd. (I)	18,724	4,689
The EW Scripps Company, Class A (I)	800	12,464
The Interpublic Group of Companies, Inc.	3,900	56,745
The Madison Square Garden, Inc., Class A (I)	625	37,031
The New York Times Company, Class A (I)	1,400	15,484
The Walt Disney Company	10,266	648,298
Thomson Reuters Corp.	1,127	36,777
Time Warner Cable, Inc.	1,640	184,467
Time Warner, Inc.	6,317	365,249
Times Media Group, Ltd. (I)	1,017	1,953
Toho Company, Ltd.	100	2,059
Torstar Corp., Class B	400	2,282
Trinity Mirror PLC (I)	1,806	3,041
TV Azteca SA de CV	15,400	8,153
TVN SA	1,226	3,680
UBM PLC	2,888	28,903
Valassis Communications, Inc.	200	4,918
Viacom, Inc., Class B	2,000	136,100
Vocento SA (I)	703	787
VODone, Ltd. (I)	30,800	2,166
Wolters Kluwer NV	1,825	38,487
Woongjin Thinkbig Company, Ltd. (I)	440	2,887
World Wrestling Entertainment, Inc., Class A	500	5,155
WPP PLC, ADR (L)	1,402	119,717
Zenrin Company, Ltd.	500	5,545
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGPS SA	2,647	12,739
		5,089,219
Multiline Retail - 0.6%
Aeon Company BHD	1,500	7,027
Big Lots, Inc. (I)	600	18,918

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline Retail (continued)
Canadian Tire Corp., Ltd. (L)	400	$30,115
David Jones, Ltd.	5,125	11,852
Debenhams PLC	18,950	27,592
Dillard’s, Inc., Class A (L)	500	40,985
Dollar Tree, Inc. (I)	1,400	71,176
Dollarama, Inc.	362	25,337
Don Quijote Company, Ltd.	200	9,752
El Puerto de Liverpool SAB de CV	1,200	14,198
Family Dollar Stores, Inc. (L)	600	37,386
Fred’s, Inc., Class A (L)	300	4,647
Golden Eagle Retail Group, Ltd.	3,000	3,986
Groupe Fnac (I)	344	897
H20 Retailing Corp.	1,000	9,153
Hyundai Department Store Company, Ltd.	96	12,552
Hyundai Greenfood Company, Ltd.	450	7,088
Intime Department Store
Group Company, Ltd. (I)	7,000	6,784
Isetan Mitsukoshi Holdings, Ltd.	2,600	34,530
J Front Retailing Company, Ltd.	3,000	23,930
J.C. Penney Company, Inc. (I)	2,000	34,160
Kering	344	69,632
Kohl’s Corp.	1,942	98,090
Lojas Renner SA	600	17,185
Lotte Shopping Company, Ltd.	69	21,426
Macy’s, Inc.	2,000	96,000
Marks & Spencer Group PLC	7,943	51,905
Marui Group Company, Ltd.	1,500	14,960
Matsuya Company, Ltd. (I)	500	6,096
Mitra Adiperkasa Tbk PT	6,000	4,220
Myer Holdings, Ltd.	6,514	14,099
New World Department Store China, Ltd.	8,000	4,035
Next PLC	566	39,145
Nordstrom, Inc.	1,300	77,922
Parkson Holdings BHD	5,712	7,050
PCD Stores Group, Ltd.	16,000	2,454
Ramayana Lestari Sentosa Tbk PT	106,000	13,830
Ripley Corp. SA	7,726	6,798
Saks, Inc. (I)(L)	1,600	21,824
Sears Canada, Inc.	256	2,760
Sears Holdings Corp. (I)(L)	600	25,248
Shinsegae Company, Ltd.	42	7,718
Stockmann OYJ ABP, Series B	271	3,991
Target Corp.	3,500	241,010
The Reject Shop, Ltd.	168	2,633
Tuesday Morning Corp. (I)	900	9,333
Woolworths Holdings, Ltd.	4,691	30,544
		1,321,973
Specialty Retail - 1.5%
Aaron’s, Inc.	650	18,207
ABC-MART, Inc.	100	3,902
Abercrombie & Fitch Company, Class A	600	27,150
Advance Auto Parts, Inc.	500	40,585
Aeropostale, Inc. (I)	697	9,619
America’s Car-Mart, Inc. (I)	200	8,648
American Eagle Outfitters, Inc.	1,879	34,311
ANN, Inc. (I)	300	9,960
Aoyama Trading Company, Ltd.	300	7,932
ARB Corp., Ltd.	509	5,291
Asbury Automotive Group, Inc. (I)	500	20,050
Ascena Retail Group, Inc. (I)	1,600	27,920
Automotive Holdings Group	166	486
AutoNation, Inc. (I)	300	13,017
AutoZone, Inc. (I)	100	42,369

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Barnes & Noble, Inc. (I)(L)	1,000	$15,960
Bed Bath & Beyond, Inc. (I)	1,092	77,423
Belle International Holdings, Ltd.	17,000	23,370
Best Buy Company, Inc. (L)	3,100	84,723
Best Denki Company, Ltd. (I)	500	874
Beter Bed Holding NV	234	4,288
Big 5 Sporting Goods Corp.	400	8,780
Bilia AB	225	3,614
BMTC Group, Inc., Class A (I)	200	2,586
Brown Shoe Company, Inc. (L)	800	17,224
Build-A-Bear Workshop, Inc. (I)	600	3,642
Cabela’s, Inc. (I)(L)	800	51,808
CarMax, Inc. (I)	1,700	78,472
Charles Voegele Holding AG (I)	176	1,691
Chico’s FAS, Inc.	1,500	25,590
Chiyoda Company, Ltd.	200	5,120
Cia Hering	800	11,297
Citi Trends, Inc. (I)	300	4,359
Clas Ohlson AB	376	4,966
Conn’s, Inc. (I)	988	51,139
CST Brands, Inc. (I)	433	13,341
DCM Holdings Company, Ltd.	1,400	10,997
Delticom AG	67	3,377
Destination Maternity Corp.	200	4,920
Destination XL Group, Inc. (I)	800	5,072
Dick’s Sporting Goods, Inc.	600	30,036
Dickson Concepts International, Ltd.	7,500	4,203
Dixons Retail PLC (I)	27,929	17,440
DSW, Inc., Class A	286	21,012
Dufry AG (I)	164	19,843
Dunelm Group PLC	675	9,676
EDION Corp.	500	2,839
Esprit Holdings, Ltd.	10,969	16,255
Etam Developpement SA (I)	97	2,191
Express, Inc. (I)	700	14,679
Fast Retailing Company, Ltd.	200	67,465
Fielmann AG	101	10,555
Foot Locker, Inc.	1,400	49,182
Fourlis Holdings SA (I)	160	522
GameStop Corp., Class A (L)	1,000	42,030
Genesco, Inc. (I)	400	26,796
Giordano International, Ltd.	8,000	6,996
GNC Holdings, Inc., Class A	900	39,789
GOME Electrical
Appliances Holdings, Ltd. (I)	74,000	6,616
Group 1 Automotive, Inc.	491	31,586
Guess?, Inc. (L)	800	24,824
Halfords Group PLC	1,000	4,851
Haverty Furniture Companies, Inc.	300	6,903
Hennes & Mauritz AB, B Shares	2,486	81,402
Hibbett Sports, Inc. (I)	200	11,100
Howden Joinery Group PLC	6,088	23,357
Inditex SA	970	119,652
JB Hi-Fi, Ltd.	480	7,345
JD Group, Ltd.	2,907	9,097
Jos A. Bank Clothiers, Inc. (I)	300	12,396
JUMBO SA (I)	213	2,109
Kingfisher PLC	12,489	65,379
Kirkland’s, Inc. (I)	500	8,625
Kohnan Shoji Company, Ltd.	300	3,409
L Brands, Inc.	1,000	49,250
Leon’s Furniture, Ltd.	300	3,623
Lewis Group, Ltd.	1,301	8,267

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Lowe’s Companies, Inc.	5,589	$228,590
MarineMax, Inc. (I)	200	2,266
Mobilezone Holding AG	918	8,777
Monro Muffler Brake, Inc. (L)	300	14,415
New York & Company, Inc. (I)	200	1,270
Nishimatsuya Chain Company, Ltd.	100	966
Nitori Holdings Company, Ltd.	50	4,036
O’Reilly Automotive, Inc. (I)	700	78,834
OfficeMax, Inc.	1,000	10,230
OSIM International, Ltd.	1,000	1,551
Paris Miki, Inc.	800	4,010
Pendragon PLC	26,477	10,781
Penske Automotive Group, Inc. (L)	1,200	36,648
PetSmart, Inc. (L)	700	46,893
Pier 1 Imports, Inc. (L)	900	21,141
Point, Inc.	250	11,858
Premier Investments, Ltd.	906	5,507
RadioShack Corp. (I)	1,730	5,467
Reitmans Canada, Ltd., Class A	500	4,255
Rent-A-Center, Inc. (L)	500	18,775
RONA, Inc.	1,300	13,436
Ross Stores, Inc.	1,300	84,253
Sally Beauty Holdings, Inc. (I)(L)	1,109	34,490
Select Comfort Corp. (I)(L)	500	12,530
Shoe Carnival, Inc.	450	10,805
Signet Jewelers, Ltd.	876	59,069
Sonic Automotive, Inc., Class A	600	12,684
Stage Stores, Inc.	500	11,750
Staples, Inc.	6,225	98,729
Stein Mart, Inc.	700	9,555
Super Cheap Auto Group, Ltd.	1,220	13,336
Super Group, Ltd. (I)	7,139	16,719
Systemax, Inc.	700	6,587
The Buckle, Inc. (L)	350	18,207
The Cato Corp., Class A (L)	400	9,984
The Children’s Place Retail Stores, Inc. (I)	200	10,960
The Finish Line, Inc., Class A	300	6,558
The Foschini Group, Ltd. (L)	1,414	14,079
The Gap, Inc.	1,328	55,417
The Home Depot, Inc.	6,104	472,877
The Men’s Wearhouse, Inc.	600	22,710
The Pep Boys - Manny, Moe & Jack (I)(L)	1,100	12,738
The Wet Seal, Inc., Class A (I)	2,000	9,420
Thorn Group, Ltd.	3,594	6,673
Tiffany & Company	700	50,988
TJX Companies, Inc.	2,830	141,670
Tractor Supply Company	400	47,044
Truworths International, Ltd.	2,007	17,634
Ulta Salon Cosmetics & Fragrance, Inc. (I)	356	35,657
Urban Outfitters, Inc. (I)	800	32,176
Valora Holding AG	66	12,146
Vitamin Shoppe, Inc. (I)	300	13,452
West Marine, Inc. (I)	300	3,300
WH Smith PLC	730	7,948
Williams-Sonoma, Inc.	600	33,534
Yamada Denki Company, Ltd.	430	17,452
Zale Corp. (I)	300	2,730
		3,600,947
Textiles, Apparel & Luxury Goods - 0.7%
361 Degrees International, Ltd.	9,000	2,141
Adidas AG	972	105,057
Anta Sports Products, Ltd.	1,000	874
Asics Corp.	1,000	15,842

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Billabong International, Ltd. (I)	6,621	$902
Bosideng International Holdings, Ltd.	32,000	6,685
Burberry Group PLC	1,623	33,482
Carter’s, Inc.	800	59,256
CCC SA	20	511
China Dongxiang Group Company	27,000	4,317
Christian Dior SA	189	30,365
Cie Financiere Richemont SA	1,933	169,566
Coach, Inc.	1,300	74,217
Columbia Sportswear Company	400	25,060
Crocs, Inc. (I)	900	14,850
Daphne International Holdings, Ltd.	10,000	8,550
Deckers Outdoor Corp. (I)(L)	400	20,204
Fila Korea, Ltd.	67	4,037
Fossil Group, Inc. (I)	407	42,047
G-III Apparel Group, Ltd. (I)(L)	200	9,624
Geox SpA	1,356	3,376
Gerry Weber International AG	118	4,986
Gildan Activewear, Inc.	600	24,332
Grendene SA	1,900	17,524
Gunze, Ltd.	3,000	7,260
Handsome Company, Ltd.	150	3,802
Hanesbrands, Inc.	800	41,136
Hermes International SA	30	9,669
IC Companys A/S	52	1,107
Iconix Brand Group, Inc. (I)	200	5,882
Japan Wool Textile Company, Ltd.	1,000	7,129
Kurabo Industries, Ltd.	3,000	4,831
LG Fashion Corp.	100	2,461
Li Ning Company, Ltd. (I)	7,500	3,726
LPP SA	4	7,878
Lululemon Athletica, Inc. (I)	664	43,505
Luxottica Group SpA	390	19,634
Luxottica Group SpA, ADR	10	506
LVMH Moet Hennessy Louis Vuitton SA	682	109,827
Maidenform Brands, Inc. (I)	400	6,932
Makalot Industrial Company, Ltd.	1,000	4,755
Ming Fung Jewellery Group, Ltd. (I)	90,000	2,957
Movado Group, Inc.	300	10,149
New Wave Group AB	1,015	4,944
NIKE, Inc., Class B	2,756	175,502
Onward Holdings Company, Ltd.	1,000	8,278
Oxford Industries, Inc.	100	6,240
Peak Sport Products Company, Ltd.	8,000	1,425
Perry Ellis International, Inc.	200	4,062
Ports Design, Ltd.	2,500	1,623
Pou Chen Corp.	11,596	11,011
PVH Corp.	772	96,539
Quiksilver, Inc. (I)	1,800	11,592
Ralph Lauren Corp.	300	52,122
RG Barry Corp.	344	5,587
Ruentex Industries, Ltd.	730	1,604
Safilo Group SpA (I)	447	8,570
Sanyo Shokai, Ltd.	1,000	2,501
Seiko Holdings Corp.	1,000	4,044
Seiren Company, Ltd.	500	3,121
Shinkong Textile Company, Ltd.	1,000	1,355
Skechers U.S.A., Inc., Class A (I)	400	9,604
Stella International Holdings, Ltd.	4,000	11,071
Steven Madden, Ltd. (I)	450	21,771
Taiwan Paiho, Ltd.	3,210	2,689
Texhong Textile Group, Ltd.	12,000	15,384
The Jones Group, Inc.	1,300	17,875

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
The Swatch Group AG	69	$6,474
The Swatch Group AG, Bearer Shares	111	60,818
Tod’s SpA	46	6,476
True Religion Apparel, Inc.	400	12,664
TSI Holdings Company, Ltd.	1,000	5,894
Under Armour, Inc., Class A (I)(L)	350	20,899
Unifi, Inc. (I)	466	9,632
Van de Velde NV (I)	98	4,273
Vera Bradley, Inc. (I)(L)	400	8,664
VF Corp.	361	69,695
Wacoal Holdings Corp.	1,000	9,993
Weiqiao Textile Company, H Shares	11,000	6,600
XTEP International Holdings	14,500	6,018
Youngone Holdings Company, Ltd.	130	7,820
Yue Yuen Industrial Holdings, Ltd.	4,000	10,304
		1,695,689
		22,860,863
Consumer Staples - 6.1%
Beverages - 1.2%
A.G.Barr PLC	2,037	15,608
Anadolu Efes Biracilik Ve Malt Sanayii AS	846	12,279
Anheuser-Busch InBev NV	2,015	178,761
Arca Continental SAB de CV	2,239	17,162
Asahi Group Holdings, Ltd.	1,100	27,352
Baron de Ley SA (I)	66	4,454
Beam, Inc.	1,405	88,670
Britvic PLC	1,286	10,029
Brown-Forman Corp., Class B	675	45,596
C&C Group PLC	2,122	11,505
Carlsberg A/S	401	35,792
Cia Cervecerias Unidas SA, ADR (L)	567	16,222
Coca-Cola Amatil, Ltd.	2,260	26,171
Coca-Cola Bottling Company Consolidated	100	6,115
Coca-Cola Enterprises, Inc.	2,700	94,932
Coca-Cola Femsa SAB de CV, ADR (L)	140	19,641
Coca-Cola HBC AG, ADR	1,000	23,380
Coca-Cola West Company, Ltd.	700	12,449
Companhia de Bebidas das Americas, ADR	2,000	74,700
Constellation Brands, Inc., Class A (I)	2,001	104,292
Cott Corp.	800	6,253
Crimson Wine Group, Ltd. (I)	221	1,882
Davide Campari Milano SpA	2,064	14,913
Diageo PLC, ADR	1,505	173,000
Dr. Pepper Snapple Group, Inc.	1,300	59,709
Fomento Economico Mexicano SAB
de CV, ADR	600	61,914
Guinness Anchor BHD	1,000	6,025
Heineken NV	837	53,210
Hey Song Corp.	2,000	2,580
Hite Jinro Company, Ltd.	291	7,938
Hitejinro Holdings Company, Ltd.	51	582
ITO EN, Ltd.	400	9,261
Kirin Holdings Company, Ltd.	3,000	47,117
Laurent-Perrier SA	19	1,632
Lotte Chilsung Beverage Company, Ltd.	10	12,065
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	11,625
Molson Coors Brewing Company, Class B	1,400	67,004
Monster Beverage Corp. (I)	1,000	60,770
National Beverage Corp.	651	11,373
Olvi OYJ	100	3,494
PepsiCo, Inc.	6,334	518,058
Pernod-Ricard SA	632	70,050

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Remy Cointreau SA	197	$20,895
Royal Unibrew AS	164	14,398
SABMiller PLC	2,908	139,929
Sapporo Holdings, Ltd.	2,000	7,341
The Coca-Cola Company	14,758	591,943
Treasury Wine Estates, Ltd.	2,862	15,193
Tsingtao Brewery Company, Ltd., H Shares	2,000	14,305
United Spirits, Ltd.	763	27,879
Vina Concha y Toro SA, ADR	300	11,688
		2,869,136
Food & Staples Retailing - 1.4%
Aeon Company, Ltd.	1,900	24,945
Alimentation Couche Tard, Inc.	600	35,600
Arcs Company, Ltd.	500	9,776
Axfood AB	100	4,176
BIM Birlesik Magazalar AS	824	17,841
Booker Group PLC	1,351	2,493
Carrefour SA	2,897	79,147
Casey’s General Stores, Inc.	400	24,064
Casino Guichard Perrachon SA	268	25,028
Cencosud SA	3,656	18,206
China Resources Enterprises, Ltd.	4,000	12,504
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	500	22,730
Clicks Group, Ltd.	2,382	13,467
Colruyt SA	325	17,085
Costco Wholesale Corp.	1,800	199,026
CP ALL PCL	5,600	7,042
CVS Caremark Corp.	6,742	385,508
Delhaize Group (L)	495	30,611
Distribuidora Internacional
de Alimentacion SA	2,447	18,423
E-Mart Company, Ltd.	121	21,237
Emperia Holding SA	170	3,019
Empire Company, Ltd.	200	15,293
Eurocash SA	556	9,805
FamilyMart Company, Ltd.	300	12,796
George Weston, Ltd.	200	15,923
Greggs PLC	350	2,222
Harashin Narus Holdings Company, Ltd.	400	6,858
Harris Teeter Supermarkets, Inc.	400	18,744
Heng Tai Consumables Group, Ltd. (I)	7,875	161
ICA Gruppen AB (I)	156	4,204
Inageya Company, Ltd.	200	1,914
Ingles Markets, Inc., Class A	100	2,525
Izumiya Company, Ltd.	1,000	4,547
J Sainsbury PLC	5,822	31,449
Jeronimo Martins SGPS SA	839	17,660
Kesko OYJ, B Shares	469	12,989
Koninklijke Ahold NV	4,990	74,133
Lawson, Inc.	300	22,899
Lianhua Supermarket Holdings Company, Ltd.,
H Shares	5,000	2,726
Liquor Stores N.A., Ltd.	149	2,520
Loblaw Companies, Ltd.	500	22,606
Massmart Holdings, Ltd.	579	10,490
Matsumotokiyoshi Holdings Company, Ltd.	500	14,449
Metcash, Ltd.	4,536	14,550
Metro AG	661	20,898
Metro, Inc.	500	33,508
Nash Finch Company	200	4,402
Organizacion Soriana SAB de CV, Series B	5,100	19,148
Pick’n Pay Stores, Ltd.	1,977	7,911

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
President Chain Store Corp.	2,000	$13,058
Pricesmart, Inc. (L)	300	26,289
Raia Drogasil SA	1,300	12,596
Rallye SA	382	13,741
Safeway, Inc.	2,000	47,320
Seven & I Holdings Company, Ltd.	2,500	91,389
Shoppers Drug Mart Corp.	1,116	51,486
Shoprite Holdings, Ltd.	1,492	27,942
Shufersal, Ltd.	1,097	3,868
Sligro Food Group NV	122	4,086
Spartan Stores, Inc.	200	3,688
Susser Holdings Corp. (I)	200	9,576
Sysco Corp. (L)	2,459	83,999
Taiwan TEA Corp.	18,218	10,556
Tesco PLC	25,933	130,319
The Andersons, Inc.	300	15,957
The Fresh Market, Inc. (I)	200	9,944
The Kroger Company	2,040	70,462
The Pantry, Inc. (I)	300	3,654
The Spar Group, Ltd.	1,244	15,079
Tsuruha Holdings, Inc.	100	9,468
United Natural Foods, Inc. (I)	500	26,995
UNY Company, Ltd.	1,000	6,736
Valor Company, Ltd.	500	9,297
Wal-Mart de Mexico SAB de CV	12,014	33,675
Wal-Mart Stores, Inc.	7,655	570,221
Walgreen Company	4,220	186,524
Weis Markets, Inc.	300	13,521
Wesfarmers, Ltd.	4,414	159,204
Whole Foods Market, Inc.	1,400	72,072
WM Morrison Supermarkets PLC	12,393	49,232
Woolworths, Ltd.	3,379	101,002
X5 Retail Group NV, GDR (I)	473	8,556
Yokohama Reito Company, Ltd.	1,000	7,956
		3,278,726
Food Products - 1.8%
AarhusKarlshamn AB	127	6,469
Afgri, Ltd.	8,620	3,615
Ajinomoto Company, Inc.	2,000	29,363
Alico, Inc.	100	4,011
Archer-Daniels-Midland Company	4,059	137,641
Aryzta AG (I)	591	33,140
Asian Citrus Holdings, Ltd.	1,000	358
Associated British Foods PLC	1,953	51,699
Astra Agro Lestari Tbk PT	2,000	3,954
Astral Foods, Ltd.	425	3,861
Atria PLC	525	4,258
Austevoll Seafood ASA	935	5,381
AVI, Ltd.	4,242	25,503
B&G Foods, Inc.	100	3,405
Bakrie Sumatera Plantations Tbk PT	124,000	650
Barry Callebaut AG (I)	15	13,751
Binggrae Company, Ltd.	108	10,176
Bisi International PT	47,500	3,238
Bonduelle SCA	240	5,736
Bongrain SA	43	2,921
Boulder Brands, Inc. (I)(L)	1,172	14,123
BRF - Brasil Foods SA, ADR	2,654	57,618
Bunge, Ltd.	1,300	92,001
Calavo Growers, Inc.	300	8,157
Campbell Soup Company (L)	1,544	69,156
Campofrio Food Group SA (I)	204	1,384
Chaoda Modern Agriculture Holdings, Ltd. (I)	28,480	1,396

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food Products (continued)
Charoen Pokphand Foods PCL	9,600	$7,970
Charoen Pokphand Indonesia Tbk PT	44,500	22,921
China Agri-Industries Holdings, Ltd.	13,000	5,660
China Foods, Ltd.	6,000	2,262
China Green Holdings, Ltd. (I)	3,000	324
China Huiyuan Juice Group, Ltd. (I)	11,000	4,530
China Mengniu Dairy Company, Ltd.	8,000	28,559
China Yurun Food Group, Ltd. (I)	10,000	6,059
CJ CheilJedang Corp.	55	12,459
ConAgra Foods, Inc.	2,600	90,818
Copeinca ASA	560	6,177
CSM NV	381	7,707
Dairy Crest Group PLC	1,305	9,031
Danone SA	1,531	114,826
Darling International, Inc. (I)	1,200	22,392
DE Master Blenders 1753 NV (I)	2,200	35,222
Dean Foods Company (I)(L)	2,300	23,046
Deoleo SA (I)	2,018	696
Diamond Foods, Inc. (I)	300	6,225
Dydo Drinco, Inc.	100	3,968
East Asiatic Company, Ltd. AS (I)	298	4,180
Ebro Foods SA	866	17,749
Elders, Ltd. (I)	1,707	105
Empresas Iansa SA	65,744	3,520
Flowers Foods, Inc.	2,175	47,959
Fresh Del Monte Produce, Inc.	538	14,999
Fuji Oil Company, Ltd.	400	6,937
General Mills, Inc.	2,600	126,178
Genting Plantations BHD	2,500	7,287
Glanbia PLC	1,295	17,442
Global Bio-Chem Technology
Group Company, Ltd. (I)	14,000	1,238
Golden Agri-Resources, Ltd.	35,000	15,375
Goodman Fielder, Ltd. (I)	25,003	16,763
GrainCorp., Ltd.	1,190	13,660
Green Mountain Coffee Roasters, Inc. (I)(L)	950	71,307
Greencore Group PLC	975	1,980
Gruma SAB de CV, ADR (I)	200	3,648
Grupo Bimbo SAB de CV	7,300	22,141
Grupo Herdez SAB de CV	2,700	8,570
Grupo Nutresa SA	700	8,735
Hillshire Brands Company	440	14,555
Hormel Foods Corp. (L)	1,394	53,781
House Food Corp.	500	8,161
Illovo Sugar, Ltd.	1,857	5,978
Indofood Agri Resources, Ltd.	4,000	3,075
Indofood Sukses Makmur Tbk PT	31,000	22,933
Industrias Bachoco SAB de CV, ADR (L)	383	13,290
Ingredion, Inc.	700	45,934
IOI Corp. BHD	11,153	19,199
J&J Snack Foods Corp.	190	14,782
Japfa Comfeed Indonesia Tbk PT	20,000	3,224
JBS SA	2,900	8,331
Kagome Company, Ltd.	200	3,424
Kameda Seika Company, Ltd.	400	11,112
Keck Seng Malaysia BHD	2,700	4,266
Kellogg Company	928	59,605
Kernel Holding SA (I)	123	1,772
Kerry Group PLC	639	35,278
Kewpie Corp.	900	13,307
KEY Coffee, Inc.	300	4,678
Kikkoman Corp.	1,000	16,638
Kraft Foods Group, Inc.	2,341	130,792

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food Products (continued)
Kuala Lumpur Kepong BHD	1,300	$8,936
KWS Saat AG	30	10,836
Lancaster Colony Corp.	200	15,598
Lifeway Foods, Inc. (L)	200	3,472
Lotte Confectionery Company, Ltd.	5	7,028
M Dias Branco SA	300	11,347
Maple Leaf Foods, Inc.	1,300	18,084
Marfrig Alimentos SA (I)	1,000	3,294
Marine Harvest ASA	21,345	21,647
Marudai Food Company, Ltd.	2,000	6,451
Maruha Nichiro Holdings, Inc.	3,000	6,020
Mayora Indah Tbk PT	5,000	15,140
McCormick & Company, Inc., Non-
Voting Shares	800	56,288
Mead Johnson Nutrition Company	800	63,384
Megmilk Snow Brand Company, Ltd.	500	7,446
Mondelez International, Inc., Class A	8,525	243,218
Morinaga Milk Industry Company, Ltd.	3,000	8,766
Namyang Dairy Products Company, Ltd.	12	9,305
Nestle India, Ltd.	107	8,749
Nestle Malaysia BHD	400	8,482
Nestle SA	9,400	614,820
NICHIREI Corp.	2,000	10,366
Nippon Flour Mills Company, Ltd.	1,000	5,052
Nippon Meat Packers, Inc.	1,000	15,297
Nippon Suisan Kaisha, Ltd. (I)	1,200	2,360
Nisshin Oillio Group, Ltd.	2,000	7,334
Nisshin Seifun Group, Inc.	1,500	17,969
Nissin Food Products Company, Ltd.	300	12,145
NongShim Company, Ltd.	25	5,795
Nutreco NV	398	16,920
Oceanus Group, Ltd. (I)	21,000	494
Orion Corp.	21	17,524
Orkla ASA	4,826	39,537
Osem Investments, Ltd.	13	272
Parmalat SpA	324	1,012
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	13,500	2,330
Pilgrim’s Pride Corp. (I)	2,656	39,681
Pioneer Foods, Ltd.	1,044	8,476
Post Holdings, Inc. (I)	300	13,098
PPB Group BHD	2,500	11,156
Premier Foods PLC (I)	5,155	4,676
REI Agro, Ltd.	10,562	2,112
Ridley Corp., Ltd.	3,902	2,674
Sampoerna Agro Tbk PT	18,000	2,975
Samyang Holdings Corp.	135	10,249
Sanderson Farms, Inc.	200	13,284
Sao Martinho SA	500	5,660
Saputo, Inc.	500	22,982
Seneca Foods Corp., Class A (I)	200	6,136
Shenguan Holdings Group, Ltd.	8,000	3,755
Sipef SA	36	2,423
SLC Agricola SA	200	1,733
Smithfield Foods, Inc. (I)	1,200	39,300
Snyders-Lance, Inc.	900	25,569
Tata Global Beverages, Ltd.	3,900	8,812
Tate & Lyle PLC	2,335	29,336
The Hain Celestial Group, Inc. (I)(L)	500	32,485
The Hershey Company	600	53,568
The J.M. Smucker Company (L)	1,000	103,150
Tiger Brands, Ltd.	908	27,082
Tingyi Cayman Islands Holding Corp.	10,000	26,175

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food Products (continued)
Tongaat Hulett, Ltd.	519	$6,589
TreeHouse Foods, Inc. (I)	200	13,108
Tyson Foods, Inc., Class A	2,900	74,472
Uni-President Enterprises Corp.	15,107	29,359
Unilever NV	4,041	158,516
Unilever PLC, ADR (L)	3,146	127,256
Viscofan SA	232	11,602
Vitasoy International Holdings, Ltd.	2,000	2,411
Want Want China Holdings, Ltd.	27,000	37,922
WhiteWave Foods Company, Class A (I)	587	9,539
WhiteWave Foods Company, Class B (I)(L)	836	12,707
Wilmar International, Ltd.	7,000	17,321
Yakult Honsha Company, Ltd.	300	12,433
Yamazaki Baking Company, Ltd.	1,000	11,764
		4,231,969
Household Products - 0.8%
Central Garden & Pet Company (I)	400	2,840
Central Garden & Pet Company, Class A (I)	300	2,070
Church & Dwight Company, Inc.	1,000	61,710
Colgate-Palmolive Company	3,656	209,452
Energizer Holdings, Inc.	500	50,255
Henkel AG & Company, KGaA	449	35,191
Kimberly-Clark Corp.	1,600	155,424
Kimberly-Clark de Mexico SAB de CV	9,000	29,520
LG Household & Health Care, Ltd.	26	12,671
Lion Corp.	1,000	5,809
McBride PLC (I)	3,988	6,746
NVC Lighting Holdings, Ltd.	3,000	920
PZ Cussons PLC	1,458	7,668
Reckitt Benckiser Group PLC	1,506	106,760
Spectrum Brands Holdings, Inc.	600	34,122
Svenska Cellulosa AB (A Shares)	349	8,761
Svenska Cellulosa AB (B Shares)	3,599	90,108
The Clorox Company	600	49,884
The Procter & Gamble Company	14,177	1,091,487
Unicharm Corp.	200	11,314
Vinda International Holdings, Ltd.	3,000	3,034
WD-40 Company	94	5,121
		1,980,867
Personal Products - 0.2%
Amorepacific Corp.	14	11,201
AMOREPACIFIC Group	43	13,060
Atrium Innovations, Inc. (I)	65	903
Avon Products, Inc.	2,200	46,266
Beiersdorf AG	429	37,407
Blackmores, Ltd.	69	1,700
Colgate-Palmolive India, Ltd.	468	10,690
Dabur India, Ltd.	4,276	11,256
Elizabeth Arden, Inc. (I)	300	13,521
Fancl Corp.	300	3,600
Gillette India, Ltd.	134	4,729
Hengan International Group Company, Ltd.	3,000	32,425
Herbalife, Ltd. (L)	600	27,084
Hypermarcas SA	1,400	9,085
Inter Parfums, Inc.	500	14,260
Jinchuan Group International
Resources Company, Ltd. (I)	7,000	1,240
Kao Corp.	1,600	54,450
Kobayashi Pharmaceutical Company, Ltd.	200	10,565
Kose Corp.	200	5,549
L’Oreal SA	506	82,732
Natura Cosmeticos SA	600	13,122

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal Products (continued)
Nu Skin Enterprises, Inc., Class A (L)	700	$42,784
Nutraceutical International Corp.	300	6,132
Prestige Brands Holdings, Inc. (I)	1,300	37,882
Procter & Gamble Hygiene &
Health Care, Ltd.	55	2,542
Revlon, Inc., Class A (I)	600	13,236
Shiseido Company, Ltd.	1,400	20,825
The Estee Lauder Companies, Inc., Class A	1,000	65,770
USANA Health Sciences, Inc. (I)	200	14,476
		608,492
Tobacco - 0.7%
Alliance One International, Inc. (I)	2,600	9,880
Altria Group, Inc.	7,764	271,662
British American Tobacco Malaysia BHD	800	15,007
British American Tobacco PLC, ADR (L)	2,442	251,379
Gudang Garam Tbk PT	2,000	10,166
Imperial Tobacco Group PLC	2,651	92,109
Imperial Tobacco Group, ADR	219	15,262
ITC, Ltd.	6,318	34,213
Japan Tobacco, Inc.	2,600	91,893
KT&G Corp.	357	23,156
Lorillard, Inc.	1,500	65,520
Philip Morris International, Inc.	6,927	600,017
Reynolds American, Inc.	1,500	72,555
Souza Cruz SA	1,300	16,051
Swedish Match AB	675	23,863
Universal Corp. (L)	150	8,678
Vector Group, Ltd. (L)	1,226	19,886
		1,621,297
		14,590,487
Energy - 6.6%
Energy Equipment & Services - 1.1%
Aker Solutions ASA	700	9,505
AMEC PLC	1,953	29,924
Archer, Ltd. (I)	243	151
Atwood Oceanics, Inc. (I)	600	31,230
Baker Hughes, Inc.	2,588	119,384
Basic Energy Services, Inc. (I)(L)	600	7,254
BGR Energy Systems, Ltd.	542	1,181
Bourbon SA	231	5,967
Bristow Group, Inc.	400	26,128
BW Offshore, Ltd.	2,640	3,161
Calfrac Well Services, Ltd.	200	5,764
Cameron International Corp. (I)	1,100	67,276
Canyon Services Group, Inc.	650	7,367
CCG (I)	928	20,523
CGG, ADR	435	9,522
China Oilfield Services, Ltd., H Shares	10,000	19,392
Core Laboratories NV	83	12,588
Dawson Geophysical Company (I)	200	7,372
Diamond Offshore Drilling, Inc.	900	61,911
DOF ASA (I)	400	1,614
Dresser-Rand Group, Inc. (I)	600	35,988
Dril-Quip, Inc. (I)	300	27,087
Enerflex, Ltd.	500	6,418
Exterran Holdings, Inc. (I)	1,200	33,744
Farstad Shipping ASA	96	1,865
FMC Technologies, Inc. (I)	1,300	72,384
Fred Olsen Energy ASA	80	3,155
Fugro NV	525	28,334
Gulf Island Fabrication, Inc.	100	1,915

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Gulfmark Offshore, Inc., Class A (L)	400	$18,036
Halliburton Company	4,800	200,256
Helix Energy Solutions Group, Inc. (I)	900	20,736
Helmerich & Payne, Inc.	900	56,205
Hornbeck Offshore Services, Inc. (I)(L)	600	32,100
Hunting PLC	1,178	13,052
Integra Group Holdings, GDR (I)	532	167
ION Geophysical Corp. (I)	1,500	9,030
John Wood Group PLC	2,377	29,367
Key Energy Services, Inc. (I)	1,400	8,330
KNM Group BHD (I)	6,100	884
Kvaerner ASA	700	1,117
Lamprell PLC (I)	243	518
Lufkin Industries, Inc.	400	35,388
Matrix Service Company (I)	500	7,790
McDermott International, Inc. (I)	1,600	13,088
Modec, Inc.	100	2,926
Nabors Industries, Ltd.	2,700	41,337
National Oilwell Varco, Inc.	2,601	179,209
Natural Gas Services Group, Inc. (I)	100	2,349
Newpark Resources, Inc. (I)	1,011	11,111
Noble Corp.	1,023	38,444
North American Energy Partners, Inc. (I)	700	2,962
Nuverra Environmental Solutions, Inc. (I)(L)	1,600	4,640
Oceaneering International, Inc.	800	57,760
Oil States International, Inc. (I)	500	46,320
Parker Drilling Company (I)	2,500	12,450
Pason Systems, Inc.	600	10,908
Patterson-UTI Energy, Inc.	1,500	29,033
Petrofac, Ltd.	1,116	20,402
Petroleum Geo-Services ASA	1,029	12,503
Pioneer Energy Services Corp. (I)	900	5,958
Precision Drilling Corp.	1,800	15,318
ProSafe SE	1,104	9,672
RigNet, Inc. (I)	200	5,096
Rowan Companies PLC, Class A (I)	1,100	37,477
RPC, Inc. (L)	1,650	22,787
Saipem SpA	1,231	19,917
Sapurakencana Petroleum BHD (I)	11,469	14,767
Savanna Energy Services Corp.	400	2,579
SBM Offshore NV (I)	760	12,722
Schlumberger, Ltd.	6,129	439,204
Schoeller-Bleckmann Oilfield Equipment AG	46	4,674
Seadrill, Ltd.	907	36,584
Sevan Marine ASA (I)	512	1,880
Shawcor, Ltd.	500	19,758
Shinko Plantech Company, Ltd.	700	5,281
Siem Offshore, Inc. (I)	1,271	1,647
Songa Offshore SE (I)	1,579	1,391
Steel Excel, Inc. (I)	150	4,350
Subsea 7 SA	1,520	26,597
Superior Energy Services, Inc. (I)	1,006	26,096
Swiber Holdings, Ltd.	6,000	3,356
Technip SA	523	52,859
Tecnicas Reunidas SA	207	9,507
Tenaris SA, ADR (L)	942	37,934
Tesco Corp. (I)	200	2,650
Tidewater, Inc.	400	22,788
TMK OAO, GDR	600	6,899
Total Energy Services, Inc.	400	5,534
Trican Well Service, Ltd. (L)	900	11,963
Unit Corp. (I)	500	21,290
Weatherford International, Ltd. (I)	5,000	68,500

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Willbros Group, Inc. (I)	600	$3,684
WorleyParsons, Ltd.	854	15,100
		2,552,341
Oil, Gas & Consumable Fuels - 5.5%
Adaro Energy Tbk PT	67,000	5,770
Advantage Oil & Gas, Ltd. (I)	1,400	5,524
Afren PLC (I)	4,344	8,504
Alon USA Energy, Inc.	1,100	15,906
Alpha Natural Resources, Inc. (I)	2,153	11,282
AltaGas, Ltd.	700	24,534
Anadarko Petroleum Corp.	3,100	266,383
Apache Corp.	2,300	192,809
Approach Resources, Inc. (I)(L)	400	9,828
Aquila Resources, Ltd. (I)	871	1,401
ARC Resources, Ltd. (L)	1,233	32,276
Arch Coal, Inc.	1,300	4,914
Aurora Oil and Gas, Ltd. (I)	2,460	6,489
AWE, Ltd. (I)	6,149	6,938
Bangchak Petroleum PCL	6,900	7,675
Bankers Petroleum, Ltd. (I)	700	1,737
Banpu PCL	700	5,439
Bayan Resources Tbk PT	1,500	1,133
Baytex Energy Corp.	438	15,784
Beach Energy, Ltd.	27,483	28,312
Bellatrix Exploration, Ltd. (I)	2,700	16,559
Berry Petroleum Company, Class A	500	21,160
BG Group PLC	11,036	188,351
Bharat Petroleum Corp., Ltd.	1,270	7,852
Bill Barrett Corp. (I)(L)	700	14,154
BlackPearl Resources, Inc. (I)	1,800	2,721
Bonavista Energy Corp.	600	7,787
Bonheur ASA	169	3,473
BP PLC, ADR	10,081	420,781
Brightoil Petroleum Holdings Ltd (I)	17,000	3,239
Bumi Resources Tbk PT	59,500	3,255
Cabot Oil & Gas Corp.	1,900	134,938
Cairn Energy PLC (I)	3,753	14,393
Cairn India, Ltd.	1,480	7,166
Callon Petroleum Company (I)	600	2,022
Caltex Australia, Ltd.	761	12,500
Calvalley Petroleums, Inc. (I)	325	482
Cameco Corp. (L)	2,100	43,350
Canadian Natural Resources, Ltd.	4,150	116,999
Canadian Oil Sands, Ltd.	1,531	28,343
Carrizo Oil & Gas, Inc. (I)(L)	400	11,332
CCX Carvao da Colombia SA (I)	600	253
Cenovus Energy, Inc.	2,056	58,648
Cheniere Energy, Inc. (I)	1,500	41,640
Chennai Petroleum Corp., Ltd.	742	1,044
Chesapeake Energy Corp. (L)	4,400	89,672
Chevron Corp.	11,347	1,342,804
China Aviation Oil Singapore Corp., Ltd.	2,000	1,546
China Coal Energy Company, Ltd., H Shares	29,000	15,050
China Petroleum & Chemical Corp., ADR	719	65,789
China Qinfa Group, Ltd.	4,000	347
China Shenhua Energy Company, Ltd.,
H Shares	11,000	27,643
Chinook Energy, Inc. (I)	716	763
Cimarex Energy Company	800	51,992
Clayton Williams Energy, Inc. (I)	300	13,050
Clean Energy Fuels Corp. (I)(L)	1,082	14,282
Cloud Peak Energy, Inc. (I)(L)	700	11,536
CNOOC, Ltd.	2,000	3,360

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
CNOOC, Ltd., ADR (L)	568	$95,129
Cobalt International Energy, Inc. (I)	1,100	29,227
Cockatoo Coal, Ltd. (I)	8,818	217
Comstock Resources, Inc.	600	9,438
Concho Resources, Inc. (I)	900	75,348
Connacher Oil and Gas, Ltd. (I)	1,300	80
ConocoPhillips	7,097	429,369
CONSOL Energy, Inc.	1,900	51,490
Continental Resources, Inc. (I)	300	25,818
Corridor Resources, Inc. (I)	1,200	958
Cosan SA Industria e Comercio	700	13,490
Cosmo Oil Company, Ltd. (I)	4,000	7,381
Crescent Point Energy Corp. (L)	800	27,133
Crew Energy, Inc. (I)	300	1,478
Crosstex Energy, Inc.	511	10,097
CVR Energy, Inc.	1,100	0
Dart Energy, Ltd. (I)	4,100	311
Delek US Holdings, Inc.	336	9,670
Delta Dunia Makmur Tbk PT (I)	65,000	872
Denbury Resources, Inc. (I)	3,423	59,286
Devon Energy Corp.	2,300	119,324
DNO International ASA (I)	4,000	7,298
Dragon Oil PLC	2,521	21,861
Ecopetrol SA, ADR (L)	500	21,030
Empresas COPEC SA	1,573	20,589
Enbridge Income Fund Holdings, Inc.	400	9,105
Enbridge, Inc. (L)	2,068	86,932
EnCana Corp.	2,056	34,778
Energen Corp.	700	36,582
Energi Mega Persada Tbk PT (I)	260,500	3,105
Energy Resources of Australia, Ltd. (I)	1,102	1,201
Energy XXI Bermuda, Ltd.	800	17,744
Enerplus Corp. (L)	1,342	19,830
ENI SpA, ADR	3,874	158,989
EnQuest PLC (I)	5,935	10,644
EOG Resources, Inc.	1,701	223,988
EPL Oil & Gas, Inc. (I)	600	17,616
EQT Corp.	700	55,559
ERG SpA	259	2,421
Essar Oil, Ltd. (I)	3,444	3,519
Essar Shipping, Ltd. (I)	1,514	474
Esso SAF	21	1,303
Etablissements Maurel et Prom SA	451	6,701
Euronav NV (I)	398	1,942
Exxaro Resources, Ltd.	603	8,872
Exxon Mobil Corp.	23,215	2,097,475
Formosa Petrochemical Corp.	2,000	5,098
Frontline, Ltd. (I)	400	718
FX Energy, Inc. (I)	1,300	4,173
Galp Energia SGPS SA	945	13,987
Gazprom OAO, ADR (I)	18,987	125,027
Gran Tierra Energy, Inc. (I)	1,700	10,217
Gran Tierra Energy, Inc.
(Toronto Exchange) (I)	49	299
Grupa Lotos SA (I)	726	7,806
GS Holdings Corp.	329	14,730
Gulf Coast Ultra Deep Royalty Trust (I)	1,478	3,015
Gulfport Energy Corp. (I)	600	28,242
Halcon Resources Corp. (I)	579	3,283
Harvest Natural Resources, Inc. (I)	500	1,550
Hellenic Petroleum SA	1,357	12,422
Hess Corp.	1,764	117,288

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Hidili Industry
International Development, Ltd. (I)	13,000	$2,315
Hindustan Petroleum Corp., Ltd.	939	4,007
HollyFrontier Corp.	2,042	87,357
Horizon Oil, Ltd. (I)	30,952	9,179
Husky Energy, Inc.	1,275	33,969
Imperial Oil, Ltd.	750	28,632
Indian Oil Corp., Ltd.	2,260	8,902
Indo Tambangraya Megah Tbk PT	2,000	5,644
Inpex Corp.	9	37,625
IRPC PCL	74,400	7,916
Ivanhoe Energy, Inc. (I)	300	265
Japan Petroleum Exploration Company, Ltd.	200	8,117
JKX Oil & Gas PLC (I)	308	266
JX Holdings, Inc.	10,490	50,880
Kelt Exploration, Ltd. (I)	300	2,111
Keyera Corp.	500	26,890
Kinder Morgan, Inc.	2,660	101,479
King Stone Energy Group, Ltd. (I)	18,000	870
Kunlun Energy Company, Ltd.	16,000	28,232
Legacy Oil & Gas, Inc. (I)	800	3,765
Lightstream Resources, Ltd. (L)	2,026	15,122
Linc Energy, Ltd. (I)	3,876	2,862
Lone Pine Resources, Inc. (I)	918	303
Long Run Exploration, Ltd. (I)	125	447
Lukoil OAO, ADR	1,631	93,047
Lundin Petroleum AB (I)	1,302	25,714
Mangalore Refinery and Petrochemicals, Ltd.	2,861	1,734
Marathon Oil Corp.	4,600	159,068
Marathon Petroleum Corp.	1,894	134,588
Medco Energi Internasional Tbk PT	35,000	5,933
MEG Energy Corp. (I)	200	5,483
Mitsuuroko Holdings Company, Ltd.	700	3,409
MOL Hungarian Oil and Gas PLC	133	9,950
Mongolia Energy Company, Ltd. (I)	38,000	1,094
Motor Oil Hellas Corinth Refineries SA	798	7,595
Murphy Oil Corp.	1,300	79,157
Neste Oil OYJ	833	12,126
New Hope Corp., Ltd	1,732	5,649
New Zealand Refining Company, Ltd.	491	791
Newfield Exploration Company (I)	1,200	28,668
Niko Resources, Ltd.	400	3,263
Noble Energy, Inc.	1,600	96,064
Norwegian Energy Company AS (I)	1,197	601
NuVista Energy, Ltd. (I)	800	5,462
Oasis Petroleum, Inc. (I)(L)	700	27,209
Occidental Petroleum Corp.	5,101	455,162
Oil & Natural Gas Corp., Ltd.	855	4,770
Oil Refineries, Ltd. (I)	5,510	2,468
Oil Search, Ltd.	3,817	26,802
OMV AG	732	32,930
Origin Energy, Ltd.	5,053	57,825
Overseas Shipholding Group, Inc. (I)	400	1,660
Pacific Rubiales Energy Corp.	1,300	22,831
Paladin Resources, Ltd. (I)	5,205	4,138
Paramount Resources, Ltd. (I)	300	10,169
Parkland Fuel Corp.	583	9,501
Paz Oil Company, Ltd. (I)	59	9,149
PDC Energy, Inc. (I)(L)	400	20,592
Peabody Energy Corp.	2,000	29,280
Pembina Pipeline Corp.	1,092	33,413
Pengrowth Energy Trust (L)	2,555	12,560
Penn Virginia Corp. (I)(L)	500	2,350

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Penn West Petroleum, Ltd. (L)	3,450	$36,412
Perpetual Energy, Inc. (I)	1,900	2,078
Petrobank Energy & Resources, Ltd. (I)	1,000	456
PetroChina Company, Ltd., H Shares	78,000	84,794
Petroleo Brasileiro SA	2,100	13,957
Petroleo Brasileiro SA, ADR	4,329	58,095
Petroleo Brasileiro SA, ADR, Class A	7,816	114,583
Petrominerales, Ltd.	1,014	5,785
Petronas Dagangan BHD	1,700	13,518
Petroquest Energy, Inc. (I)	1,000	3,960
Peyto Exploration & Development Corp.	570	16,476
Phillips 66	3,548	209,013
Pioneer Natural Resources Company	800	115,800
Polski Koncern Naftowy Orlen SA (I)	2,198	30,691
Premier Oil PLC	2,268	11,532
PTT Exploration & Production PCL	4,783	24,443
PTT PCL, Foreign Shares	3,806	41,109
QEP Resources, Inc.	1,607	44,642
Questerre Energy Corp. (I)	3,200	2,252
Range Resources Corp.	1,100	85,052
Reliance Industries, Ltd.	5,113	74,021
Repsol SA	2,886	60,840
Rex Energy Corp. (I)	800	14,064
Rosetta Resources, Inc. (I)	500	21,260
Rosneft OAO, GDR	4,354	29,629
Royal Dutch Shell PLC, ADR	66	4,211
Royal Dutch Shell PLC, ADR, Class B (L)	5,107	338,441
Royal Dutch Shell PLC, B Shares	2,979	98,518
S-Oil Corp.	123	7,850
Salamander Energy PLC (I)	742	1,619
San-Ai Oil Company, Ltd.	2,000	7,376
SandRidge Energy, Inc. (I)(L)	4,188	19,935
Santonia Energy, Inc. (I)	400	616
Santos, Ltd.	5,154	58,882
Saras SpA (I)	1,916	2,484
Sasol, Ltd., ADR (L)	1,678	72,674
SemGroup Corp., Class A	700	37,702
Shell Refining Company Federation of
Malaya BHD	1,100	2,926
Ship Finance International, Ltd.	900	13,356
Sino Oil And Gas Holdings, Ltd. (I)	100,000	2,592
SK Innovation Company, Ltd.	244	28,732
SM Energy Company	500	29,990
SouthGobi Energy Resources, Ltd. (I)	100	118
Southwestern Energy Company (I)	2,600	94,978
Spectra Energy Corp.	3,100	106,826
Sprott Resource Corp.	687	2,293
Statoil ASA	883	18,203
Statoil ASA, ADR	2,628	54,373
Stone Energy Corp. (I)(L)	700	15,421
Suncor Energy, Inc.	6,039	178,006
Swift Energy Company (I)	500	5,995
Talisman Energy, Inc.	3,900	44,499
Targa Resources Corp.	500	32,165
Teekay Corp.	600	24,378
Tesoro Corp.	1,200	62,784
Tethys Petroleum, Ltd. (I)	400	289
The Great Eastern Shipping Company, Ltd.	515	1,862
The Williams Companies, Inc.	2,500	81,175
TORC Oil & Gas, Ltd. (I)	300	411
Total SA (L)	6,664	324,966
Total SA, ADR	494	24,058
TransCanada Corp.	2,339	100,704

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
TransGlobe Energy Corp. (I)	600	$3,720
Trilogy Energy Corp.	400	11,943
Tullow Oil PLC	3,282	50,134
Tupras Turkiye Petrol Rafinerileri AS	681	16,622
UEX Corp. (I)	800	312
Ultra Petroleum Corp. (I)(L)	1,300	25,766
Ultrapar Participacoes SA	800	19,127
Ultrapar Participacoes SA, ADR	400	9,576
Uranium One, Inc. (I)	4,000	10,421
USEC, Inc. (I)(L)	2,500	733
Vaalco Energy, Inc. (I)(L)	600	3,432
Valero Energy Corp.	3,900	135,603
Vanguarda Agro SA (I)	2,538	4,163
Veresen, Inc.	1,100	13,043
Vermilion Energy, Inc. (L)	320	15,642
W&T Offshore, Inc.	500	7,145
Warren Resources, Inc. (I)	900	2,295
Western Refining, Inc. (L)	1,400	39,298
White Energy Company, Ltd. (I)	652	89
Whitehaven Coal, Ltd.	1,593	3,351
Whiting Petroleum Corp. (I)	1,200	55,308
Woodside Petroleum, Ltd.	1,959	62,350
World Fuel Services Corp.	500	19,990
WPX Energy, Inc. (I)	1,633	30,929
Yanchang Petroleum International, Ltd. (I)	19,205	852
Yanzhou Coal Mining Company, Ltd., ADR	900	6,399
Yanzhou Coal Mining Company, Ltd.,
H Shares	2,000	1,429
Zargon Oil & Gas, Ltd.	455	2,739
		13,114,084
		15,666,425
Financials - 13.8%
Capital Markets - 1.8%
Aberdeen Asset Management PLC	7,201	41,686
ABG Sundal Collier Holding ASA	5,096	3,306
Affiliated Managers Group, Inc. (I)	500	81,970
AGF Management, Ltd., Class B	756	8,044
Allied Properties HK, Ltd.	20,000	3,002
Altamir Amboise	346	3,896
American Capital, Ltd. (I)	2,631	33,335
Ameriprise Financial, Inc.	1,900	153,672
Ashmore Group PLC	2,022	10,526
Azimut Holding SpA	1,451	26,288
BinckBank NV	387	3,245
BlackRock, Inc.	675	173,374
Brait SE (I)	5,319	22,256
Calamos Asset Management, Inc., Class A	400	4,200
Canaccord Financial, Inc. (Toronto Exchange)	1,200	6,515
Capital Securities Corp.	15,403	5,216
Capital Southwest Corp.	100	13,783
CETIP SA - Mercados Organizados	1,100	11,191
China Everbright, Ltd.	8,000	10,443
CI Financial Corp. (L)	800	23,026
Close Brothers Group PLC	1,435	21,494
Cohen & Steers, Inc.	309	10,500
Coronation Fund Managers, Ltd.	4,050	25,699
Cowen Group, Inc., Class A (I)	677	1,963
Credit Suisse Group AG (I)	325	8,617
Credit Suisse Group AG, ADR (I)(L)	5,305	140,370
Daishin Securities Company, Ltd.	870	6,801
Daiwa Securities Group, Inc.	6,000	50,404
Deutsche Bank AG	3,412	143,133

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Deutsche Bank AG (German Exchange)	199	$8,325
E*TRADE Financial Corp. (I)	2,350	29,751
Eaton Vance Corp. (L)	1,200	45,108
EFG International AG (I)	308	3,745
Eugene Investment &
Securities Company, Ltd. (I)	773	1,570
Evercore Partners, Inc., Class A	300	11,784
F&C Asset Management PLC	4,118	5,979
Federated Investors, Inc., Class B (L)	800	21,928
Franklin Resources, Inc.	600	81,612
GAM Holding AG (I)	1,827	27,867
GAMCO Investors, Inc., Class A	100	5,541
Get Nice Holdings, Ltd.	30,000	1,269
GFI Group, Inc.	2,600	10,166
GMP Capital, Inc.	600	3,537
Greenhill & Company, Inc.	300	13,722
Hanwha Investment &
Securities Company, Ltd. (I)	1,080	3,454
Hargreaves Lansdown PLC	1,126	15,144
Harris & Harris Group, Inc. (I)	600	1,824
Henderson Group PLC	3,377	7,464
HFF, Inc., Class A	500	8,885
Hyundai Securities Company, Ltd.	1,170	6,513
ICAP PLC	3,375	18,720
ICG Group, Inc. (I)	800	9,120
IGM Financial, Inc.	400	17,149
Intermediate Capital Group PLC	1,170	7,701
INTL. FCStone, Inc. (I)(L)	300	5,235
Invesco, Ltd.	3,459	109,996
Investec PLC	3,161	19,796
Investec, Ltd.	1,608	10,402
Investment Technology Group, Inc. (I)	300	4,194
IOOF Holdings, Ltd.	1,604	10,739
Janus Capital Group, Inc. (L)	2,400	20,424
JMP Group, Inc.	400	2,656
Julius Baer Group, Ltd. (I)	1,200	46,631
KIWOOM Securities Company, Ltd.	141	6,797
Knight Capital Group, Inc., Class A (I)	786	2,822
Legg Mason, Inc. (L)	1,300	40,313
LPL Financial Holdings, Inc.	800	30,208
Macquarie Group, Ltd.	1,925	73,008
Macquarie Korea Infrastructure Fund	1,650	9,877
Man Group PLC	12,668	15,890
MCG Capital Corp.	700	3,647
Medallion Financial Corp.	300	4,173
Mediobanca SpA	3,919	20,378
Mirae Asset Securities Company, Ltd.	306	11,098
MLP AG	663	4,035
Morgan Stanley	9,261	226,246
Nomura Holdings, Inc.	14,700	108,931
Northern Trust Corp.	2,100	121,590
Okasan Holdings, Inc.	1,000	8,300
Partners Group Holding AG	72	19,488
Peregrine Holdings, Ltd.	3,334	3,949
Perpetual, Ltd.	325	10,452
Piper Jaffray Companies (I)	200	6,322
Platinum Asset Management, Ltd.	1,354	6,744
Proton Bank SA (I)	1,023	0
Rathbone Brothers PLC	506	12,178
Ratos AB	1,199	9,297
Raymond James Financial, Inc.	1,200	51,576
Safeguard Scientifics, Inc. (I)	400	6,420
Samsung Securities Company, Ltd.	422	16,962

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
SBI Holdings, Inc.	1,520	$16,785
Schroders PLC	596	19,680
SEI Investments Company	1,300	36,959
SK Securities Company, Ltd. (I)	3,120	2,531
Sprott, Inc.	752	2,002
State Street Corp.	3,100	202,151
Stifel Financial Corp. (I)(L)	632	22,543
Sun Hung Kai & Company, Ltd.	7,000	3,857
Swissquote Group Holding SA	142	4,222
SWS Group, Inc. (I)	400	2,180
T. Rowe Price Group, Inc.	1,200	87,780
TD Ameritrade Holding Corp.	2,897	70,368
The Bank of New York Mellon Corp.	7,550	211,778
The Charles Schwab Corp.	6,818	144,746
The Goldman Sachs Group, Inc.	2,812	425,315
Tokai Tokyo Securities Company, Ltd.	3,000	20,452
TONGYANG Securities, Inc.	370	1,170
Tullett Prebon PLC	2,196	10,620
UBS AG (I)	15,372	261,144
Virtus Investment Partners, Inc. (I)	85	14,983
Vontobel Holding AG	286	8,777
Waddell & Reed Financial, Inc., Class A	800	34,800
Waterland Financial Holding Company, Ltd.	25,633	8,529
Woori Investment & Securities Company, Ltd.	1,003	9,800
Yuanta Financial Holdings Company, Ltd.	51,330	26,569
		4,126,348
Commercial Banks - 5.5%
1st Source Corp.	100	2,376
1st United Bancorp, Inc.	600	4,032
ABSA Group, Ltd.	1,132	16,941
Agricultural Bank of China, Ltd., H Shares	16,000	6,545
Aichi Bank, Ltd.	100	4,512
Akbank TAS	4,415	17,944
Akita Bank, Ltd.	3,000	7,442
Albaraka Turk Katilim Bankasi AS (I)	3,793	3,613
Allahabad Bank	1,093	1,663
Alpha Bank AE (I)	4,746	2,669
Ameris Bancorp (I)	203	3,421
Aomori Bank, Ltd.	1,000	2,501
Arrow Financial Corp.	222	5,495
Associated Banc-Corp.	2,000	31,100
Asya Katilim Bankasi AS (I)	1,317	1,219
Australia & New Zealand Banking Group, Ltd.	9,177	238,196
Awa Bank, Ltd.	2,000	11,172
Axis Bank, Ltd.	1,275	28,373
Banca Carige SpA (I)	7,025	4,237
Banca Monte dei Paschi di Siena SpA (I)	13,824	3,509
Banca Piccolo Credito Valtellinese Scarl (I)	3,173	3,701
Banca Popolare dell’Emilia
Romagna SCRL (I)	1,417	8,174
Banca Popolare dell’Etruria e del Lazio (I)	233	211
Banca Popolare di Milano SpA (I)	20,720	8,270
Banca Popolare di Sondrio SCRL	1,955	9,699
Bancfirst Corp.	200	9,310
Banco Bilbao Vizcaya Argentaria SA	12,860	107,088
Banco Bilbao Vizcaya Argentaria SA, ADR	5,631	47,357
Banco BPI SA (I)	5,418	6,395
Banco Bradesco SA	1,525	20,941
Banco Bradesco SA, ADR (L)	6,710	87,297
Banco Comercial Portugues SA (I)(L)	47,354	5,877
Banco de Chile, ADR	67	5,834
Banco de Sabadell SA	7,834	12,938
Banco di Desio e della Brianza SpA	669	1,636

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Banco do Brasil SA	3,145	$31,163
Banco Espirito Santo SA (I)	10,200	8,101
Banco Popolare SC (I)	3,700	4,349
Banco Popular Espanol SA (I)	6,266	19,055
Banco Santander Brasil SA, ADR	4,500	27,990
Banco Santander Chile, ADR	420	10,269
Banco Santander SA	36,439	230,692
Banco Santander SA, ADR	102	660
Bancolombia SA, ADR	200	11,300
BancorpSouth, Inc. (L)	1,300	23,010
Bangkok Bank PCL, Foreign Shares	2,700	17,953
Bank Central Asia Tbk PT	37,500	37,562
Bank Coop AG	119	5,310
Bank Danamon Indonesia Tbk PT	32,996	19,405
Bank Handlowy w Warszawie SA	220	6,152
Bank Hapoalim, Ltd. (I)	4,818	21,668
Bank Leumi Le-Israel, Ltd. (I)	6,483	21,455
Bank Mandiri Persero Tbk PT	43,228	38,959
Bank Millennium SA (I)	2,000	3,134
Bank Negara Indonesia Persero Tbk PT	11,598	4,995
Bank of Ayudhya PCL	16,200	18,373
Bank of China, Ltd., H Shares	298,100	121,689
Bank of Communications Company, Ltd.,
H Shares	28,225	18,009
Bank of Cyprus PLC (I)	5,706	0
Bank of East Asia, Ltd.	8,438	30,320
Bank of Greece SA	162	2,663
Bank of Hawaii Corp. (L)	400	20,128
Bank of India	845	3,302
Bank of Montreal (L)	2,360	136,883
Bank of Nova Scotia (L)	3,495	186,830
Bank of Queensland, Ltd.	2,116	16,740
Bank of Saga, Ltd.	3,000	6,141
Bank of the Ozarks, Inc. (L)	400	17,332
Bank Pan Indonesia Tbk PT (I)	46,000	3,277
Bank Pekao SA	320	14,394
Bank Permata Tbk PT (I)	6,000	996
Bank Rakyat Indonesia Persero Tbk PT	43,000	33,315
Bank Tabungan Negara Persero Tbk PT	33,960	3,916
Bank Tabungan Pensiunan Nasional Tbk PT (I)	7,500	3,124
Bankinter SA	3,767	13,415
BankUnited, Inc.	267	6,945
Barclays PLC, ADR (L)	11,967	204,875
Basler Kantonalbank	42	3,400
BB&T Corp.	4,200	142,296
BBCN Bancorp, Inc.	1,324	18,827
BDO Unibank, Inc.	4,325	8,491
Bendigo and Adelaide Bank, Ltd.	2,563	23,491
Berner Kantonalbank	51	12,419
BNP Paribas SA	4,055	221,552
BOC Hong Kong Holdings, Ltd.	10,000	30,541
BOK Financial Corp.	400	25,620
Boston Private Financial Holdings, Inc.	1,106	11,768
Bryn Mawr Bank Corp.	150	3,590
BS Financial Group, Inc.	490	6,171
CaixaBank	5,353	16,439
Camden National Corp.	200	7,094
Canadian Imperial Bank of Commerce (L)	1,279	90,772
Canara Bank	847	5,185
Capital Bank Financial Corp., Class A (I)	18	342
Capital City Bank Group, Inc. (I)(L)	200	2,306
CapitalSource, Inc.	2,753	25,823
Capitec Bank Holdings, Ltd.	339	6,618

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Cardinal Financial Corp.	600	$8,784
Cathay General Bancorp	1,300	26,455
Centerstate Banks, Inc.	300	2,604
Chang Hwa Commercial Bank	33,822	18,590
Chemical Financial Corp.	400	10,396
China Citic Bank Corp., Ltd., H Shares	47,000	21,514
China Construction Bank Corp., H Shares	263,891	185,363
China Development
Financial Holdings Corp. (I)	41,029	11,436
China Merchants Bank Company, Ltd.,
H Shares	15,128	25,131
China Minsheng Banking Corp., Ltd.,
H Shares	23,000	22,264
Chong Hing Bank, Ltd.	2,000	5,465
CIMB Group Holdings BHD	18,500	47,919
CIT Group, Inc. (I)	1,600	74,608
City Holding Company	100	3,895
City National Corp.	500	31,685
CoBiz Financial, Inc.	700	5,810
Columbia Banking System, Inc.	500	11,905
Comdirect Bank AG	358	3,587
Comerica, Inc.	1,849	73,646
Commerce Bancshares, Inc.	695	30,274
Commerzbank AG (I)	3,444	30,016
Commonwealth Bank of Australia	5,017	315,350
Community Bank Systems, Inc. (L)	600	18,510
Community Trust Bancorp, Inc.	300	10,686
Corpbanca SA	134,251	1,546
Corpbanca SA, ADR	333	5,694
Credicorp, Ltd. (L)	258	33,014
Credit Agricole SA (I)	5,426	46,635
Credito Bergamasco SpA	157	2,242
Credito Emiliano SpA	637	3,007
CTBC Financial Holding Company, Ltd.	43,602	26,877
Cullen/Frost Bankers, Inc. (L)	500	33,385
CVB Financial Corp.	900	10,584
Dah Sing Banking Group, Ltd.	40	47
Dah Sing Financial Holdings, Ltd.	900	3,597
Daisan Bank, Ltd.	1,000	1,613
Daishi Bank, Ltd.	3,000	9,892
Danske Bank A/S (I)	2,793	47,549
DBS Group Holdings, Ltd.	6,580	80,099
DGB Financial Group, Inc.	910	12,409
DNB ASA	3,643	52,629
E.Sun Financial Holding Company, Ltd.	35,163	21,389
East West Bancorp, Inc.	1,200	33,000
Ehime Bank, Ltd.	1,000	2,460
Enterprise Financial Services Corp.	100	1,596
Entie Commercial Bank	3,000	1,539
Erste Group Bank AG	1,066	28,383
Far Eastern International Bank	22,121	8,919
Federal Bank, Ltd.	1,480	10,205
Fifth Third Bancorp	5,200	93,860
Financial Institutions, Inc.	100	1,841
First Bancorp North Carolina	300	4,230
First Busey Corp.	1,300	5,850
First Commonwealth Financial Corp. (L)	1,500	11,055
First Community Bancshares, Inc.	300	4,704
First Financial Bancorp	659	9,819
First Financial Bankshares, Inc.	150	8,349
First Financial Corp.	200	6,198
First Financial Holding Company, Ltd.	47,019	27,746
First Financial Holdings, Inc.	100	2,121

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
First Horizon National Corp.	2,054	$23,005
First Merchants Corp.	300	5,145
First Midwest Bancorp, Inc.	800	10,976
First Niagara Financial Group, Inc.	3,414	34,379
First Republic Bank	481	18,509
FirstMerit Corp.	1,318	26,400
FNB Corp. (L)	1,800	21,744
Fukui Bank, Ltd.	2,000	4,275
Fukuoka Financial Group, Inc.	5,000	21,277
Fulton Financial Corp.	1,800	20,664
German American Bancorp, Inc.	200	4,504
Getin Holding SA	5,326	4,468
Glacier Bancorp, Inc.	1,200	26,628
Great Southern Bancorp, Inc.	200	5,392
Grupo Aval Acciones y Valores	7,084	4,995
Grupo Financiero Banorte SAB
de CV, Series O	10,800	64,513
Grupo Financiero Inbursa SAB
de CV, Series O	9,600	21,115
GSD Holding AS (I)	3,434	2,132
Hana Financial Group, Inc.	1,676	48,480
Hancock Holding Company	785	23,605
Hang Seng Bank, Ltd.	2,400	35,343
HDFC Bank, Ltd.	1,692	18,973
HDFC Bank, Ltd., ADR	462	16,743
Heartland Financial USA, Inc.	400	10,996
Higashi-Nippon Bank, Ltd.	3,000	6,201
Higo Bank, Ltd.	2,000	11,818
Hokuhoku Financial Group, Inc.	10,000	20,470
Home BancShares, Inc. (L)	456	11,842
Hong Leong Bank BHD	660	2,897
HSBC Holdings PLC, ADR	12,079	626,900
Hua Nan Financial Holdings Company, Ltd.	35,777	19,977
Hudson Valley Holding Corp.	242	4,109
Huntington Bancshares, Inc.	7,100	55,948
Hyakujushi Bank, Ltd.	2,000	6,534
Iberiabank Corp.	400	21,444
ICICI Bank, Ltd., ADR	1,090	41,693
IDBI Bank, Ltd.	2,292	2,747
Indian Bank	736	1,419
Industrial & Commercial Bank of China, Ltd.,
H Shares	235,730	147,331
Industrial Bank of Korea	1,290	12,315
International Bancshares Corp.	1,300	29,354
Intesa Sanpaolo SpA	40,133	64,218
Investors Bancorp, Inc.	1,111	23,420
Irish Bank Resolution Corp., Ltd. (I)	3,621	0
Israel Discount Bank, Ltd. (I)	2,562	4,299
Itau Unibanco Holding SA	1,100	14,375
Itau Unibanco Holding SA, ADR	6,618	85,505
Jeonbuk Bank	469	2,540
Juroku Bank, Ltd.	3,000	10,951
Jyske Bank AS (I)	329	12,383
Kagoshima Bank, Ltd.	2,000	12,725
Karnataka Bank, Ltd.	259	484
Kasikornbank PCL, Foreign Shares	5,000	31,310
KB Financial Group, Inc., ADR	1,600	47,408
KBC Groep NV	896	33,141
Keiyo Bank, Ltd.	2,000	10,084
KeyCorp	8,228	90,837
King’s Town Bank (I)	12,000	10,153
Kita-Nippon Bank, Ltd.	100	2,229
Komercni Banka AS	95	17,620

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Krung Thai Bank PCL	25,625	$16,772
Lakeland Bancorp, Inc.	220	2,295
Lakeland Financial Corp.	200	5,550
Laurentian Bank of Canada	300	12,534
Liechtensteinische Landesbank AG	43	1,611
Lloyds Banking Group PLC (I)	28,330	27,312
Lloyds TSB Group PLC, ADR (I)(L)	21,187	81,358
Luzerner Kantonalbank AG (I)	38	14,024
M&T Bank Corp. (L)	1,116	124,713
MainSource Financial Group, Inc.	700	9,401
Malayan Banking BHD	13,344	43,918
MB Financial, Inc.	300	8,040
Mega Financial Holding Company, Ltd.	32,419	24,502
Metro Bancorp, Inc. (I)	400	8,012
Metropolitan Bank & Trust Company	2,360	6,024
Minato Bank, Ltd.	3,000	5,272
Mitsubishi UFJ Financial Group	58,547	363,312
Mizrahi Tefahot Bank, Ltd. (I)	1,337	13,457
Mizuho Financial Group, Inc.	98,380	204,764
National Australia Bank, Ltd.	8,485	228,582
National Bank of Canada	400	28,540
National Bank of Greece SA (I)	806	2,642
National Penn Bancshares, Inc. (L)	1,500	15,240
Natixis	5,861	24,394
NBT Bancorp, Inc.	300	6,351
Nedbank Group, Ltd.	1,070	18,953
Nordea Bank AB	10,305	114,630
North Pacific Bank, Ltd.	2,200	8,097
OFG Bancorp (L)	500	9,055
Ogaki Kyoritsu Bank, Ltd.	2,000	5,828
Old National Bancorp	500	6,915
Oriental Bank of Commerce	416	1,455
OTP Bank PLC	1,599	33,557
Oversea-Chinese Banking Corp., Ltd.	8,352	65,577
Pacific Continental Corp.	400	4,720
PacWest Bancorp (L)	500	15,325
Park National Corp.	100	6,879
Peoples Bancorp, Inc.	100	2,108
Pinnacle Financial Partners, Inc. (I)	500	12,855
Piraeus Bank SA (I)	1,956	3,153
PNC Financial Services Group, Inc.	3,300	240,636
Powszechna Kasa Oszczednosci
Bank Polski SA	1,895	20,293
PrivateBancorp, Inc.	900	19,089
Prosperity Bancshares, Inc.	400	20,716
Public Bank BHD (Foreign Shares)	600	3,233
Raiffeisen Bank International AG	268	7,809
Regions Financial Corp.	12,100	115,313
Renasant Corp.	200	4,868
Republic Bancorp, Inc., Class A (L)	300	6,576
Resona Holdings, Inc.	7,700	37,503
Ringkjoebing Landbobank AS	36	5,975
Rizal Commercial Banking Corp.	3,600	4,777
Royal Bank of Canada (L)	4,212	245,423
Royal Bank of Scotland
Group PLC, ADR (I)(L)	4,360	36,668
S&T Bancorp, Inc.	400	7,840
Sandy Spring Bancorp, Inc.	300	6,486
Sberbank of Russia, ADR	4,971	56,678
SCBT Financial Corp.	300	15,117
Sekerbank TAS (I)	5,965	5,777
Shiga Bank, Ltd.	2,000	10,265
Shikoku Bank, Ltd.	1,000	2,378

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Shimizu Bank, Ltd.	100	$2,906
Shinhan Financial Group Company, Ltd., ADR	1,850	60,181
Siam Commercial Bank PCL	2,300	12,755
Sierra Bancorp	100	1,480
Signature Bank (I)	500	41,510
Simmons First National Corp., Class A	200	5,218
SinoPac Financial Holdings Company, Ltd.	40,065	18,937
Skandinaviska Enskilda Banken AB, Series A	6,481	61,660
Societe Generale SA	2,915	99,258
Southside Bancshares, Inc. (L)	142	3,391
Southwest Bancorp, Inc. (I)	200	2,640
Spar Nord Bank A/S (I)	1,200	7,736
St. Galler Kantonalbank	37	13,930
Standard Bank Group, Ltd.	4,412	49,595
Standard Chartered PLC	8,065	174,122
State Bank of India	396	13,033
StellarOne Corp.	200	3,930
Sterling Bancorp	600	6,972
Suffolk Bancorp (I)	100	1,634
Sumitomo Mitsui Financial Group, Inc.	6,136	281,542
Sumitomo Mitsui Trust Holdings, Inc.	12,430	58,036
Sun Bancorp, Inc. (I)	315	1,068
SunTrust Banks, Inc.	3,500	110,495
Susquehanna Bancshares, Inc.	3,457	44,422
SVB Financial Group (I)	500	41,660
Svenska Handelsbanken AB, Class A	1,724	68,934
Swedbank AB, Class A	2,656	60,617
SY Bancorp, Inc.	100	2,453
Sydbank A/S (I)	511	10,150
Synovus Financial Corp.	1,500	4,380
Ta Chong Bank, Ltd. (I)	12,360	4,034
Taishin Financial Holdings Company, Ltd.	44,637	19,542
Taiwan Business Bank (I)	28,256	8,385
Taiwan Cooperative Financial Holding	27,470	15,168
Taylor Capital Group, Inc. (I)(L)	466	7,871
TCF Financial Corp. (L)	1,900	26,942
Texas Capital Bancshares, Inc. (I)	500	22,180
Thanachart Capital PCL	2,100	2,607
The Bancorp, Inc. (I)	700	10,493
The Bank of Kyoto, Ltd.	3,000	25,018
The Bank of Yokohama, Ltd.	9,000	46,466
The Chiba Bank, Ltd.	5,000	34,084
The Chiba Kogyo Bank, Ltd. (I)	700	5,089
The Chugoku Bank, Ltd.	1,000	13,998
The Governor & Company of the Bank of
Ireland, ADR (I)	200	1,672
The Gunma Bank, Ltd.	2,000	11,052
The Hachijuni Bank, Ltd.	3,000	17,598
The Hiroshima Bank, Ltd.	3,000	12,796
The Hokkoku Bank, Ltd.	3,000	10,406
The Hyakugo Bank, Ltd.	2,000	8,309
The Iyo Bank, Ltd.	2,000	19,119
The Joyo Bank, Ltd.	5,000	27,377
The Nanto Bank, Ltd.	2,000	8,108
The Nishi-Nippon City Bank, Ltd.	4,000	10,447
The San-in Godo Bank, Ltd.	2,000	14,843
The Shizuoka Bank, Ltd.	3,000	32,338
The Toronto-Dominion Bank	3,107	249,547
The Yachiyo Bank, Ltd.	300	9,075
Tochigi Bank, Ltd.	1,000	3,449
Toho Bank, Ltd.	3,000	9,219
Tomato Bank, Ltd.	1,000	1,805
TOMONY Holdings, Inc.	2,000	7,785

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Tompkins Financial Corp.	110	$4,971
TowneBank	515	7,581
Trico Bancshares	400	8,532
Trustmark Corp. (L)	900	22,122
TT Hellenic Postbank SA (I)	615	0
Turkiye Garanti Bankasi AS	6,365	27,708
Turkiye Halk Bankasi AS	1,645	13,905
Turkiye Is Bankasi, Class C	4,912	14,476
Turkiye Vakiflar Bankasi Tao, Class D	5,846	14,528
U.S. Bancorp	9,300	336,195
UMB Financial Corp. (L)	400	22,268
Umpqua Holdings Corp. (L)	900	13,509
UniCredit SpA	16,319	76,310
Union Bank of Philippines	1,410	4,546
Union First Market Bankshares Corp.	100	2,059
Unione di Banche Italiane SCPA	4,010	14,504
United Bankshares, Inc. (L)	900	23,805
United Community Banks, Inc. (I)	81	1,006
United Overseas Bank, Ltd.	4,068	63,456
Univest Corp. of Pennsylvania	200	3,814
Valiant Holding AG	141	11,860
Valley National Bancorp (L)	1,677	15,881
Virginia Commerce Bancorp, Inc. (I)	600	8,376
VTB Bank OJSC, GDR (I)	1,125	3,167
VTB Bank OJSC, GDR
(London Exchange) (I)	2,787	7,915
Washington Banking Company	400	5,680
Washington Trust Bancorp, Inc.	100	2,852
Webster Financial Corp.	1,300	33,384
Wells Fargo & Company	25,935	1,070,337
WesBanco, Inc.	400	10,572
West Bancorp, Inc.	488	5,734
Westamerica Bancorp.	100	4,569
Western Alliance Bancorp (I)	1,400	22,162
Westpac Banking Corp, ADR (L)	1,047	138,089
Westpac Banking Corp.	6,899	180,612
Wilshire Bancorp, Inc.	700	4,634
Wintrust Financial Corp.	500	19,140
Woori Finance Holdings Company, Ltd.	2,440	22,388
Yamagata Bank, Ltd.	1,000	4,195
Yapi ve Kredi Bankasi AS	4,484	10,175
Yes Bank, Ltd.	1,666	12,880
Zions Bancorporation	1,844	53,255
		13,166,966
Consumer Finance - 0.4%
Allied Group, Ltd.	2,000	6,576
American Express Company	4,100	306,516
Atlanticus Holdings Corp. (I)	376	1,346
Capital One Financial Corp.	3,388	212,800
Cash America International, Inc. (L)	300	13,638
Compartamos SAB de CV	12,100	20,890
Credit Acceptance Corp. (I)	239	25,107
Credit Saison Company, Ltd.	800	20,080
DFC Global Corp. (I)	600	8,286
Discover Financial Services	2,700	128,628
Encore Capital Group, Inc. (I)(L)	222	7,338
Ezcorp, Inc., Class A (I)	500	8,440
First Cash Financial Services, Inc. (I)	300	14,763
International Personal Finance PLC	1,077	8,160
Mahindra & Mahindra Financial Services Ltd.	1,185	5,144
Nelnet, Inc., Class A	400	14,436
Portfolio Recovery Associates, Inc. (I)	200	30,726
Samsung Card Company, Ltd.	400	13,578

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer Finance (continued)
Shriram Transport Finance Company, Ltd.	782	$9,357
SLM Corp.	3,900	89,154
World Acceptance Corp. (I)	150	13,041
		958,004
Diversified Financial Services - 1.8%
Ackermans & Van Haaren NV	186	15,599
AET&D Holdings No 1, Ltd. (I)	2	0
African Bank Investments, Ltd.	4,899	8,079
Aker ASA, Series A	250	6,997
AMMB Holdings BHD	7,200	16,724
ASX, Ltd.	833	25,086
Ayala Corp.	500	6,668
Bank of America Corp.	68,012	874,634
BM&F Bovespa SA	9,281	50,952
Bolsa Mexicana de Valores SAB de CV	700	1,741
Bolsas y Mercados Espanoles SA	488	11,949
Bure Equity AB	284	966
Bursa Malaysia BHD	3,900	9,307
CBOE Holdings, Inc.	500	23,320
Citigroup, Inc.	18,901	906,681
CME Group, Inc.	1,500	113,970
CRISIL, Ltd.	190	3,548
Deutsche Boerse AG	686	45,160
FirstRand, Ltd.	9,659	28,175
Fubon Financial Holding Company, Ltd.	19,209	26,042
Grenkeleasing AG	155	13,313
Grupo de Inversiones Suramericana SA	500	9,731
Hong Kong Exchanges & Clearing, Ltd.	2,700	40,455
IBJ Leasing Company, Ltd.	200	5,758
IDFC, Ltd.	5,962	12,761
IG Group Holdings PLC	2,931	25,933
ING Groep NV (I)	13,262	121,184
Inmuebles Carso SAB de CV, Class B1 (I)	5,300	4,704
Interactive Brokers Group, Inc., Class A	400	6,388
IntercontinentalExchange, Inc. (I)	600	106,656
JPMorgan Chase & Company	23,463	1,238,612
JSE, Ltd.	919	6,587
Kardan Yazamut, Ltd. (I)	65	5
Kotak Mahindra Bank, Ltd.	1,923	23,335
Leucadia National Corp.	3,592	94,182
London Stock Exchange Group PLC	1,258	25,465
Marfin Investment Group SA (I)	7,394	2,664
MarketAxess Holdings, Inc.	300	14,025
McGraw-Hill Financial, Inc.	1,000	53,190
Meritz Finance Holdings Company	303	1,270
Moody’s Corp.	1,100	67,023
MSCI, Inc. (I)	1,226	40,789
Mulpha International BHD (I)	40,100	5,223
NewStar Financial, Inc. (I)	350	4,662
NYSE Euronext	2,100	86,940
Onex Corp.	500	22,687
PHH Corp. (I)	900	18,342
PICO Holdings, Inc. (I)	150	3,144
Pohjola Bank OYJ	1,228	18,063
Power Finance Corp. Ltd.	2,196	5,296
PSG Group, Ltd.	1,178	8,249
Reliance Capital, Ltd.	1,234	7,015
Resource America, Inc., Class A	565	4,803
Rural Electrification Corp., Ltd.	3,171	10,628
Singapore Exchange, Ltd.	3,000	16,565
SNS REAAL NV (I)	1,920	0
Sprott Resource Lending Corp.	1,200	1,483

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
The NASDAQ OMX Group, Inc.	1,600	$52,464
		4,355,192
Insurance - 3.2%
ACE, Ltd.	2,002	179,139
Admiral Group PLC	1,105	22,354
Aegon NV	11,074	73,929
Aflac, Inc.	2,500	145,300
Ageas	1,449	50,641
Alleghany Corp. (I)	104	39,864
Allianz SE	1,823	266,231
Allied World Assurance Company
Holdings AG	400	36,604
American Equity Investment Life
Holding Company (L)	1,100	17,270
American Financial Group, Inc.	700	34,237
American International Group, Inc. (I)	1,100	49,170
American National Insurance Company	100	9,947
American Safety Insurance Holdings, Ltd. (I)	200	5,790
AMERISAFE, Inc.	200	6,478
Amlin PLC	5,558	33,331
AMP, Ltd.	10,955	42,324
Amtrust Financial Services, Inc. (L)	550	19,635
Aon PLC	1,600	102,960
April Group SA	269	4,610
Arch Capital Group, Ltd. (I)(L)	1,200	61,692
Argo Group International Holdings, Ltd.	550	23,315
Arthur J. Gallagher & Company	820	35,826
Aspen Insurance Holdings, Ltd.	400	14,836
Assicurazioni Generali SpA	4,317	75,335
Assurant, Inc.	800	40,728
Assured Guaranty, Ltd.	2,200	48,532
Aviva PLC	16,892	86,759
AXA SA	6,944	136,438
Axis Capital Holdings, Ltd.	1,100	50,358
Baloise Holding AG	279	27,018
Beazley PLC	2,500	8,773
Berkshire Hathaway, Inc., Class B (I)	4,069	455,402
Brown & Brown, Inc.	1,100	35,464
Cathay Financial Holdings Company, Ltd.	22,253	30,177
Catlin Group, Ltd.	3,445	26,141
Chesnara PLC	1,469	5,582
China Life Insurance Company, Ltd., ADR (L)	1,567	54,657
China Pacific Insurance Group Company, Ltd.,
H Shares	8,174	25,880
China Taiping Insurance
Holdings Company, Ltd. (I)	7,000	10,755
Cincinnati Financial Corp. (L)	1,400	64,260
Citizens, Inc. (I)	100	598
Clal Insurance Enterprise Holdings, Ltd.	217	3,510
CNO Financial Group, Inc.	4,000	51,840
CNP Assurances	686	9,813
Delta Lloyd NV	234	4,662
Discovery Holdings, Ltd.	1,963	16,645
Donegal Group, Inc., Class A	304	4,247
Dongbu Insurance Company, Ltd.	320	13,472
eHealth, Inc. (I)	200	4,544
EMC Insurance Group, Inc.	260	6,828
Employers Holdings, Inc.	600	14,670
Endurance Specialty Holdings, Ltd. (L)	500	25,725
Enstar Group, Ltd. (I)	200	26,596
Erie Indemnity Company, Class A	400	31,876
Everest Re Group, Ltd.	400	51,304
Fairfax Financial Holdings, Ltd.	100	39,324

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
FBD Holdings PLC	77	$1,459
FBL Financial Group, Inc., Class A	150	6,527
Fidelity National Financial, Inc., Class A	2,134	50,811
First American Financial Corp.	800	17,632
Fondiaria-SAI SpA (I)	1,772	3,258
Genworth Financial, Inc., Class A (I)	4,300	49,063
Global Indemnity PLC (I)	450	10,598
Great-West Lifeco, Inc. (L)	1,000	27,128
Greenlight Capital Re, Ltd., Class A (I)	200	4,906
Grupo Catalana Occidente SA	291	6,412
Hallmark Financial Services, Inc. (I)	500	4,570
Hannover Rueckversicherung AG	349	25,082
Hanwha Life Insurance Company, Ltd.	1,640	9,419
Hartford Financial Services Group, Inc. (L)	3,772	116,630
HCC Insurance Holdings, Inc.	900	38,799
Helvetia Patria Holding AG	45	18,127
Hilltop Holdings, Inc. (I)	1,200	19,680
Hiscox, Ltd.	2,822	24,513
Horace Mann Educators Corp.	800	19,504
Hyundai Marine & Fire
Insurance Company, Ltd.	450	11,915
Independence Holding Company	130	1,537
Industrial Alliance Insurance and
Financial Services, Inc.	600	23,733
Insurance Australia Group, Ltd.	10,887	53,781
Intact Financial Corp.	643	36,225
Jardine Lloyd Thompson Group PLC	1,171	16,232
Kemper Corp.	500	17,125
Lancashire Holdings, Ltd.	97	1,170
Legal & General Group PLC	31,097	81,362
Liberty Holdings, Ltd.	983	11,919
LIG Insurance Company, Ltd.	440	8,975
Lincoln National Corp.	2,400	87,528
Loews Corp.	1,907	84,671
LPI Capital BHD	400	1,920
Maiden Holdings, Ltd.	1,300	14,586
Mapfre SA	4,256	13,768
Markel Corp. (I)	125	65,869
Marsh & McLennan Companies, Inc.	2,200	87,824
MBIA, Inc. (I)(L)	2,700	35,937
Meadowbrook Insurance Group, Inc.	1,100	8,833
Mediolanum SpA	1,091	6,752
Menorah Mivtachim Holdings, Ltd. (I)	45	448
Mercury General Corp.	300	13,188
Meritz Fire & Marine
Insurance Company, Ltd.	726	8,050
MetLife, Inc.	5,600	256,256
Milano Assicurazioni SpA (I)	1,886	1,151
MMI Holdings, Ltd.	1,282	2,867
MS&AD Insurance Group Holdings	1,882	47,864
Muenchener Rueckversicherungs AG	597	109,625
National Financial Partners Corp. (I)	300	7,593
National Interstate Corp.	200	5,850
NIB Holdings, Ltd.	7,722	14,988
NKSJ Holdings, Inc.	1,175	28,023
Novae Group PLC	791	5,781
Old Mutual PLC	29,424	80,757
Old Republic International Corp.	1,830	23,552
OneBeacon Insurance Group, Ltd., Class A	300	4,344
PartnerRe, Ltd.	600	54,336
PICC Property & Casualty Company, Ltd.,
H Shares	11,100	12,465
Ping An Insurance Group Company, H Shares	4,500	29,975

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Platinum Underwriters Holdings, Ltd.	500	$28,610
Powszechny Zaklad Ubezpieczen SA	95	11,706
Primerica, Inc.	900	33,696
Principal Financial Group, Inc. (L)	2,900	108,605
ProAssurance Corp.	600	31,296
Protective Life Corp.	900	34,569
Prudential Financial, Inc.	3,000	219,090
Prudential PLC, ADR (L)	5,195	169,980
QBE Insurance Group, Ltd.	4,154	57,330
Reinsurance Group of America, Inc.	700	48,377
RenaissanceRe Holdings, Ltd.	400	34,716
Resolution, Ltd.	9,828	42,424
RLI Corp.	200	15,282
RSA Insurance Group PLC	22,134	40,134
Safety Insurance Group, Inc.	200	9,702
Sampo OYJ	2,125	82,467
Samsung Fire & Marine
Insurance Company, Ltd.	185	37,630
Samsung Life Insurance Company, Ltd.	142	13,393
Sanlam, Ltd. (South African Exchange)	9,196	42,659
Santam, Ltd.	394	7,694
Schweizerische National-Versicherungs-
Gesellschaft AG	182	8,408
SCOR SE	962	29,377
Selective Insurance Group, Inc. (L)	800	18,416
Shin Kong Financial
Holding Company, Ltd. (I)	42,512	14,223
Societa’ Cattolica di Assicurazioni SCRL	140	2,859
St James’s Place PLC	1,876	15,480
StanCorp Financial Group, Inc.	500	24,705
Standard Life PLC	15,556	81,331
State Auto Financial Corp. (L)	900	16,353
Stewart Information Services Corp.	200	5,238
Storebrand ASA (I)	2,971	14,334
Sul America SA	2,059	12,160
Sun Life Financial, Inc. (L)	2,263	67,027
Suncorp Group, Ltd.	5,557	60,171
Swiss Life Holding (I)	221	35,757
Swiss Re, Ltd. (I)	1,712	126,819
T&D Holdings, Inc.	2,200	29,594
The Allstate Corp.	3,100	149,172
The Chubb Corp.	1,700	143,905
The Dai-ichi Life Insurance Company, Ltd.	29	41,973
The Hanover Insurance Group, Inc.	500	24,465
The Navigators Group, Inc. (I)	205	11,693
The Progressive Corp.	3,094	78,649
The Travelers Companies, Inc.	2,400	191,808
Tokio Marine Holdings, Inc.	2,700	85,629
Topdanmark A/S (I)	730	18,585
Torchmark Corp.	800	52,112
Tryg A/S	177	14,559
Unipol Gruppo Finanziario SpA	1,848	6,048
Uniqa Versicherungen AG	453	5,598
United Fire Group, Inc.	500	12,415
Universal Insurance Holdings, Inc.	800	5,664
Unum Group	2,220	65,201
Validus Holdings, Ltd.	984	35,542
Vienna Insurance Group AG	255	11,807
W.R. Berkley Corp.	1,100	44,946
Willis Group Holdings PLC	1,400	57,092
XL Group PLC	2,803	84,987
Zurich Insurance Group AG (I)	678	175,710
		7,545,461

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts - 0.1%
Corrections Corp. of America	969	$32,820
KLCC Property Holdings BHD	7,300	15,671
Ryman Hospitality Properties	565	22,041
The Geo Group, Inc.	714	24,240
		94,772
Real Estate Management & Development - 0.8%
AFI Development PLC, GDR (I)	5,263	3,274
Africa Israel Investments, Ltd. (I)	1,110	2,414
Agile Property Holdings, Ltd.	8,000	8,562
Alexander & Baldwin, Inc. (I)	400	15,900
Allreal Holding AG (I)	57	8,013
Altisource Asset Management Corp. (I)	60	16,200
Altisource Portfolio Solutions SA (I)(L)	600	56,448
Altisource Residential Corp., Class B (I)	200	3,338
Asia Standard International Group	20,000	4,352
Associated International Hotels, Ltd.	2,000	5,157
Atrium European Real Estate, Ltd.	1,193	6,220
Atrium Ljungberg AB, Class B	157	1,990
AV Homes, Inc. (I)	100	1,773
Ayala Land, Inc.	24,800	17,306
BR Malls Participacoes SA	2,600	23,246
Brasil Brokers Participacoes SA	2,200	6,478
Brookfield Asset Management, Inc. (L)	1,300	46,724
Brookfield Office Properties, Inc.	700	11,641
Brookfield Property Partners LP	74	1,499
Bukit Sembawang Estates, Ltd.	2,000	9,934
Bumi Serpong Damai PT	40,000	7,210
Bund Center Investment, Ltd.	9,000	1,562
C C Land Holdings, Ltd.	7,000	1,984
CA Immobilien Anlagen AG (I)	23	265
Capital & Counties Properties PLC	408	2,035
Capital & Regional PLC (I)	1,359	679
CapitaLand, Ltd.	12,000	28,986
CapitaMalls Asia, Ltd.	8,000	11,461
Castellum AB	536	7,256
CBRE Group, Inc., Class A (I)	2,500	58,400
Cheung Kong Holdings, Ltd.	5,000	67,574
China Overseas Grand Oceans Group, Ltd.	6,000	7,614
China Overseas Land & Investment, Ltd.	18,960	48,967
China Resources Land, Ltd.	12,000	32,535
Chong Hong Construction Company	2,141	7,678
City Developments, Ltd.	3,000	25,229
Consolidated-Tomoka Land Company	67	2,557
Country Garden Holdings Company, Ltd.	33,571	17,222
CSI Properties, Ltd	103,682	4,320
Daikyo, Inc.	1,000	2,995
Daito Trust Construction Company, Ltd.	300	28,284
Daiwa House Industry Company, Ltd.	2,000	37,331
Deutsche Wohnen AG	1,346	22,840
Development Securities PLC	1,830	5,078
DLF, Ltd.	2,243	6,796
Evergrande Real Estate Group, Ltd. (I)	25,000	9,222
Fabege AB	1,258	12,334
Far East Consortium International, Ltd.	13,000	4,312
First Capital Realty, Inc.	173	2,936
FirstService Corp.	200	6,272
Forest City Enterprises, Inc., Class A (I)	1,400	25,074
Forestar Group, Inc. (I)(L)	400	8,024
Franshion Properties China, Ltd.	40,000	13,334
GAGFAH SA (I)	1,288	15,862
Glorious Property Holdings, Ltd. (I)	45,000	6,783
Goldcrest Company, Ltd.	170	3,918
Greentown China Holdings, Ltd.	11,500	18,578

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Growthpoint Properties, Ltd.	8,759	$23,662
Hang Lung Group, Ltd.	6,000	32,065
Hang Lung Properties, Ltd.	9,000	31,246
Heiwa Real Estate Company, Ltd.	700	11,676
Helical Bar PLC	514	1,977
Henderson Land Development Company, Ltd.	4,439	26,380
Highwealth Construction Corp.	4,000	8,365
Hopson Development Holdings, Ltd. (I)	6,000	8,143
Housing Development
& Infrastructure, Ltd. (I)	1,200	745
Huaku Development Company, Ltd. (I)	3,338	9,588
Hufvudstaden AB, Class A	503	6,015
Hulic Company, Ltd. (I)	1,800	19,313
Hung Poo Real Estate Development Corp.	5,499	5,354
Hysan Development Company, Ltd.	3,000	12,822
Iguatemi Empresa de Shopping Centers SA	356	3,500
Indiabulls Real Estate, Ltd.	4,034	4,249
IVG Immobilien AG (I)	1,471	444
JHSF Participacoes SA	2,000	5,548
Jones Lang LaSalle, Inc.	500	45,570
K Wah International Holdings, Ltd.	17,000	7,738
Kennedy-Wilson Holdings, Inc. (L)	800	13,312
Kerry Properties, Ltd.	3,000	11,646
Kungsleden AB	1,328	7,744
Kuoyang Construction Company, Ltd.	13,000	8,788
KWG Property Holding, Ltd.	14,500	7,532
Land and Houses PCL, NVDR	33,200	12,090
Lend Lease Corp.	3,480	26,410
Lippo Karawaci Tbk PT	62,500	9,531
Longfor Properties Company, Ltd.	5,053	7,474
LPS Brasil Consultoria de Imoveis SA	1,000	8,282
Midland Holdings, Ltd.	10,000	3,728
Mingfa Group International Company, Ltd. (I)	16,000	4,828
Mitsubishi Estate Company, Ltd.	4,000	106,532
Mitsui Fudosan Company, Ltd.	2,000	58,834
Mobimo Holding AG (I)	62	12,625
Multiplan Empreendimentos Imobiliarios SA	279	6,512
New World Development Company, Ltd.	18,036	24,800
Parque Arauco SA	801	1,750
Peet, Ltd. (I)	4,680	4,765
Poly Property Group Company, Ltd.	11,000	5,909
Prelios SpA (I)	238	189
Pruksa Real Estate PCL	8,900	6,514
PSP Swiss Property AG (I)	76	6,573
Quintain Estates & Development PLC (I)	3,488	4,135
Radium Life Tech Company, Ltd.	2,626	1,829
Renhe Commercial
Holdings Company, Ltd. (I)	56,000	3,214
Resilient Property Income Fund, Ltd.	206	1,120
Ruentex Development Company, Ltd.	1,390	2,506
Savills PLC	2,183	19,017
Sentul City Tbk PT (I)	105,000	2,571
Servcorp, Ltd.	1,145	3,354
Shenzhen Investment, Ltd.	44,000	16,591
Shui On Land, Ltd.	17,129	4,997
Sinarmas Land, Ltd.	9,000	4,544
Sino Land Company, Ltd.	14,474	20,161
Sino-Ocean Land Holdings, Ltd.	18,596	9,970
Sinolink Worldwide Holdings, Ltd. (I)	58,000	4,881
SM Development Corp.	8,910	1,547
SM Prime Holdings, Ltd.	23,500	8,794
Sobha Developers, Ltd.	1,142	6,684
SOHO China, Ltd.	15,000	11,813

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Management & Development (continued)
St. Modwen Properties PLC	1,033	$4,257
Sumitomo Realty &
Development Company, Ltd.	1,000	39,883
Summarecon Agung Tbk PT	49,000	6,368
Sun Hung Kai Properties, Ltd.	6,202	79,740
TAG Immobilien AG	734	7,988
Technopolis PLC	1,351	7,565
Tejon Ranch Company (I)	338	9,630
The Howard Hughes Corp. (I)	105	11,769
Tian An China Investment, Ltd.	12,000	8,660
Tokyo Rakutenchi Company, Ltd.	1,000	4,849
Tokyo Tatemono Company, Ltd.	3,000	24,990
Tokyu Land Corp.	3,000	27,531
UEM Sunrise BHD	2,800	2,734
Unite Group PLC	371	2,049
Unitech, Ltd. (I)	9,169	3,257
United Industrial Corp, Ltd.	5,000	11,913
Vukile Property Fund, Ltd.	2,185	3,712
Wharf Holdings, Ltd.	7,000	58,281
Wheelock and Company, Ltd.	5,000	24,815
Wihlborgs Fastigheter AB	722	10,701
Wing Tai Holdings, Ltd.	2,175	3,499
Yanlord Land Group, Ltd.	7,000	6,763
Yuexiu Property Company, Ltd.	62,949	15,836
		1,939,262
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	500	5,390
Bank Mutual Corp.	1,200	6,768
BankFinancial Corp.	300	2,550
Beneficial Mutual Bancorp, Inc. (I)	323	2,713
Berkshire Hills Bancorp, Inc.	256	7,107
BofI Holding, Inc. (I)	300	13,746
Brookline Bancorp, Inc.	900	7,812
Capitol Federal Financial, Inc.	1,137	13,803
Clifton Savings Bancorp, Inc.	500	5,925
Dime Community Bancshares, Inc.	400	6,128
ESSA Bancorp, Inc.	200	2,192
Federal Agricultural Mortgage Corp., Class C	300	8,664
First Financial Northwest, Inc.	500	5,155
Flushing Financial Corp.	655	10,775
Home Federal Bancorp, Inc.	200	2,548
Hudson City Bancorp, Inc.	5,200	47,632
Kearny Financial Corp. (I)	500	5,245
LIC Housing Finance, Ltd.	3,411	14,523
Meridian Interstate Bancorp, Inc. (I)	400	7,532
MGIC Investment Corp. (I)	1,700	10,319
New York Community Bancorp, Inc. (L)	4,152	58,128
Northfield Bancorp, Inc.	420	4,922
Northwest Bancshares, Inc. (L)	1,225	16,550
OceanFirst Financial Corp.	200	3,110
Ocwen Financial Corp. (I)	1,300	53,586
Oritani Financial Corp. (L)	735	11,525
People’s United Financial, Inc. (L)	3,363	50,109
Provident Financial Services, Inc.	400	6,312
Provident New York Bancorp	800	7,472
Radian Group, Inc. (L)	2,100	24,402
Rockville Financial, Inc.	303	3,963
Roma Financial Corp.	200	3,632
Territorial Bancorp, Inc.	200	4,522
TFS Financial Corp. (I)	1,900	21,280
Tree.com, Inc.	20	343
TrustCo Bank Corp.	1,600	8,704
ViewPoint Financial Group	420	8,740

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	1,000	$18,880
Waterstone Financial, Inc. (I)	200	2,032
Westfield Financial, Inc.	400	2,800
		497,539
		32,683,544
Health Care - 6.9%
Biotechnology - 0.8%
Acorda Therapeutics, Inc. (I)	400	13,196
Actelion, Ltd. (I)	514	30,947
Affymax, Inc. (I)	500	515
Alexion Pharmaceuticals, Inc. (I)	800	73,792
Alkermes PLC (I)	1,000	28,680
Alnylam Pharmaceuticals, Inc. (I)	400	12,404
AMAG Pharmaceuticals, Inc. (I)	300	6,675
Amgen, Inc.	3,205	316,205
Ariad Pharmaceuticals, Inc. (I)	2,200	38,478
Arqule, Inc. (I)	600	1,392
Bavarian Nordic A/S (I)	450	4,630
Biogen Idec, Inc. (I)	1,008	216,922
BioMarin Pharmaceutical, Inc. (I)	700	39,053
Biotest AG	64	4,837
Cangene Corp. (I)	400	818
Celgene Corp. (I)	1,757	205,411
Cepheid, Inc. (I)	451	15,523
CSL, Ltd.	1,507	84,871
Cubist Pharmaceuticals, Inc. (I)	600	28,980
Elan Corp. PLC, ADR (I)(L)	1,912	27,036
Emergent Biosolutions, Inc. (I)	500	7,210
Enzon Pharmaceuticals, Inc. (L)	700	1,400
Faes Farma SA	6	16
Galapagos NV (I)	188	3,648
Genmab A/S (I)	380	11,527
Genus PLC	575	11,938
Gilead Sciences, Inc. (I)	5,800	297,018
Grifols SA	798	29,282
Immunomedics, Inc. (I)	900	4,896
Incyte Corp. (I)(L)	1,300	28,600
Medivation, Inc. (I)(L)	400	19,680
Medivir AB (I)	250	2,441
Momenta Pharmaceuticals, Inc. (I)	600	9,036
Myriad Genetics, Inc. (I)	800	21,496
Novozymes A/S, B shares	902	28,853
Onyx Pharmaceuticals, Inc. (I)	400	49,572
Osiris Therapeutics, Inc. (I)	500	5,035
PDL BioPharma, Inc. (L)	1,900	14,668
Progenics Pharmaceuticals, Inc. (I)	200	892
Prothena Corp. PLC (I)	46	594
Regeneron Pharmaceuticals, Inc. (I)	500	112,440
Rigel Pharmaceuticals, Inc. (I)	800	2,672
Sangamo Biosciences, Inc. (I)(L)	700	5,467
Seattle Genetics, Inc. (I)(L)	800	25,168
Spectrum Pharmaceuticals, Inc.	1,100	8,206
Swedish Orphan Biovitrum AB (I)	35	210
Theravance, Inc. (I)	191	7,359
ThromboGenics NV (I)	334	12,805
United Therapeutics Corp. (I)(L)	300	19,746
Vertex Pharmaceuticals, Inc. (I)	1,000	79,870
Vical, Inc. (I)	900	2,817
Zeltia SA (I)	2,108	5,042
		1,979,969

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.1%
Abaxis, Inc. (L)	200	$9,502
Abbott Laboratories	5,994	209,071
Accuray, Inc. (I)	1,095	6,285
Alere, Inc. (I)	800	19,600
Align Technology, Inc. (I)	600	22,224
Analogic Corp.	200	14,566
Anika Therapeutics, Inc. (I)	500	8,500
Ansell, Ltd.	679	10,948
ArthroCare Corp. (I)	300	10,359
Baxter International, Inc.	2,300	159,321
Becton, Dickinson and Company	996	98,435
BioMerieux SA	114	11,040
Biosensors International Group, Ltd. (I)	6,000	5,066
Boston Scientific Corp. (I)	12,401	114,957
C.R. Bard, Inc.	600	65,208
Cantel Medical Corp.	300	10,161
CareFusion Corp. (I)	1,882	69,352
Cochlear, Ltd.	210	11,785
Coloplast A/S	440	24,627
CONMED Corp.	200	6,248
Covidien PLC	2,571	161,562
Cutera, Inc. (I)	300	2,640
Cyberonics, Inc. (I)	200	10,392
Cynosure, Inc., Class A (I)	141	3,662
DENTSPLY International, Inc.	1,400	57,344
DiaSorin SpA	185	7,385
Edwards Lifesciences Corp. (I)	600	40,320
Elekta AB, Series B	2,004	30,479
Essilor International SA	776	82,513
Exactech, Inc. (I)	100	1,975
Getinge AB, B Shares	1,295	39,259
Given Imaging, Ltd. (I)	15	201
GN Store Nord A/S	2,000	37,759
Greatbatch, Inc. (I)	300	9,837
Haemonetics Corp. (I)(L)	400	16,540
Hill-Rom Holdings, Inc.	500	16,840
Hogy Medical Company, Ltd.	100	5,726
Hologic, Inc. (I)	2,200	42,460
ICU Medical, Inc. (I)	200	14,412
IDEXX Laboratories, Inc. (I)(L)	300	26,934
Integra LifeSciences Holdings Corp. (I)	300	10,989
Intuitive Surgical, Inc. (I)	200	101,316
Masimo Corp.	200	4,240
Medical Action Industries, Inc. (I)	500	3,850
Medtronic, Inc.	5,144	264,762
Merit Medical Systems, Inc. (I)	375	4,181
Natus Medical, Inc. (I)	500	6,825
Neogen Corp. (I)	250	13,890
Nihon Kohden Corp.	400	15,287
Nipro Corp.	800	8,923
Nissui Pharmaceutical Company, Ltd.	300	3,355
Nobel Biocare Holding AG (I)	1,134	13,717
NuVasive, Inc. (I)	500	12,395
Olympus Corp. (I)	1,000	30,404
Orthofix International NV (I)	100	2,690
Quidel Corp. (I)	400	10,212
ResMed, Inc. (L)	900	40,617
RTI Biologics, Inc. (I)	1,400	5,264
Sirona Dental Systems, Inc. (I)	400	26,352
Smith & Nephew PLC, ADR (L)	902	50,593
Sonova Holding AG (I)	320	33,928
Sorin SpA (I)	818	2,076
Spectranetics Corp. (I)	700	13,076

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
St. Jude Medical, Inc.	1,390	$63,426
STERIS Corp.	544	23,327
Stryker Corp.	1,625	105,105
SurModics, Inc. (I)	200	4,002
Symmetry Medical, Inc. (I)	400	3,368
Teleflex, Inc.	400	30,996
Terumo Corp.	500	24,882
The Cooper Companies, Inc.	500	59,525
Thoratec Corp. (I)	500	15,655
Top Glove Corp. BHD	5,200	10,253
Tornier BV (I)	400	7,000
Varian Medical Systems, Inc. (I)(L)	700	47,215
West Pharmaceutical Services, Inc.	200	14,052
William Demant Holdings A/S (I)	107	8,847
Wright Medical Group, Inc. (I)	748	19,605
Zimmer Holdings, Inc.	1,600	119,904
		2,731,599
Health Care Providers & Services - 1.3%
Aetna, Inc.	2,227	141,504
Air Methods Corp. (L)	900	30,492
Almost Family, Inc.	100	1,900
Amedisys, Inc. (I)	500	5,810
AmerisourceBergen Corp.	1,100	61,413
AMN Healthcare Services, Inc. (I)	400	5,728
Amplifon SpA	619	3,098
Amsurg Corp. (I)	500	17,550
Apollo Hospitals Enterprise, Ltd.	1,126	20,131
Assisted Living Concepts, Inc., Class A (I)	263	3,145
Assura Group, Ltd.	5,036	2,710
Bio-Reference Labs, Inc. (I)(L)	400	11,500
BioScrip, Inc. (I)	700	11,550
Brookdale Senior Living, Inc. (I)	1,400	37,016
Capital Senior Living Corp. (I)	800	19,120
Cardinal Health, Inc.	1,565	73,868
Catamaran Corp. (I)	528	25,724
Catamaran Corp. (I)	400	19,469
Celesio AG	622	13,512
Centene Corp. (I)	512	26,860
Chemed Corp.	200	14,486
Cigna Corp.	1,500	108,735
CML Healthcare, Inc.	327	3,283
Community Health Systems, Inc.	1,000	46,880
Corvel Corp. (I)	400	11,708
DaVita HealthCare Partners, Inc. (I)	700	84,560
Diagnosticos da America SA	2,500	12,941
Emeritus Corp. (I)	200	4,636
Express Scripts Holding Company (I)	4,691	289,388
Fleury SA	200	1,646
Fresenius Medical Care AG & Company
KGaA, ADR	890	31,390
Fresenius SE & Company KGaA	522	64,341
Gentiva Health Services, Inc. (I)	400	3,984
HCA Holdings, Inc.	800	28,848
Health Management
Associates, Inc., Class A (I)	2,700	42,444
Health Net, Inc. (I)	600	19,092
HealthSouth Corp. (I)	600	17,280
Healthways, Inc. (I)	600	10,428
Henry Schein, Inc. (I)(L)	800	76,600
Humana, Inc.	900	75,942
IPC The Hospitalist Company, Inc. (I)	200	10,272
Kindred Healthcare, Inc. (I)(L)	741	9,729
Korian	384	8,051

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (I)	600	$60,060
Landauer, Inc.	100	4,831
LHC Group, Inc. (I)	200	3,916
Life Healthcare Group Holdings, Ltd.	3,407	13,007
LifePoint Hospitals, Inc. (I)	500	24,420
Magellan Health Services, Inc. (I)	300	16,824
McKesson Corp.	1,200	137,400
MedCath Corp.	500	685
Medica SA	35	628
Mediclinic International, Ltd.	1,496	10,362
Medipal Holdings Corp.	800	10,842
MEDNAX, Inc. (I)	499	45,698
Miraca Holdings, Inc.	300	13,822
Molina Healthcare, Inc. (I)(L)	900	33,462
MWI Veterinary Supply, Inc. (I)	200	24,648
National Healthcare Corp.	100	4,780
Netcare, Ltd.	1,489	3,466
Odontoprev SA	1,800	7,422
Omnicare, Inc. (L)	900	42,939
Oriola-KD OYJ	3,601	10,689
Orpea SA	163	7,538
Owens & Minor, Inc. (L)	350	11,841
Patterson Companies, Inc.	900	33,840
PDI, Inc. (I)	300	1,410
PharMerica Corp. (I)	600	8,316
Primary Health Care, Ltd.	5,118	22,374
Quest Diagnostics, Inc.	1,400	84,882
Ramsay Health Care, Ltd.	719	23,496
Rhoen-Klinikum AG	1,133	26,133
Ship Healthcare Holdings, Inc.	500	18,402
Sinopharm Group Company, Ltd., H Shares	1,600	4,010
Sonic Healthcare, Ltd.	1,778	24,083
Southern Cross Healthcare, Ltd. (I)	1,847	0
Suzuken Company, Ltd.	400	13,471
Team Health Holdings, Inc. (I)	600	24,642
Tenet Healthcare Corp. (I)	800	36,880
The Ensign Group, Inc.	200	7,044
The Providence Service Corp. (I)	400	11,636
Toho Holdings Company, Ltd.	300	4,946
Triple-S Management Corp., Class B (I)	400	8,588
United Drug PLC	3,962	18,703
UnitedHealth Group, Inc.	5,506	360,533
Universal American Corp.	700	6,223
Universal Health Services, Inc., Class B	800	53,568
VCA Antech, Inc. (I)	900	23,481
Vital KSK Holdings, Inc.	1,200	9,015
WellCare Health Plans, Inc. (I)	400	22,220
WellPoint, Inc.	1,916	156,805
		3,002,745
Health Care Technology - 0.1%
AGFA Gevaert NV (I)	387	1
AGFA Gevaert NV (I)	1,552	2,743
Allscripts Healthcare Solutions, Inc. (I)	1,400	18,116
athenahealth, Inc. (I)(L)	400	33,888
Cerner Corp. (I)(L)	600	57,654
HMS Holdings Corp. (I)(L)	462	10,765
MedAssets, Inc. (I)	700	12,418
Medidata Solutions, Inc. (I)	300	23,235
Omnicell, Inc. (I)	600	12,330
Quality Systems, Inc.	500	9,355
		180,505

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (I)(L)	1,200	$5,328
Agilent Technologies, Inc.	1,500	64,140
Bachem Holding AG (I)	51	2,155
Bio-Rad Laboratories, Inc., Class A (I)	300	33,660
Bruker Corp. (I)	1,400	22,610
Charles River
Laboratories International, Inc. (I)	500	20,515
Covance, Inc. (I)	500	38,070
EPS Company, Ltd.	4	4,453
Evotec AG (I)	1,151	4,064
Furiex Pharmaceuticals, Inc. (I)	125	4,259
Gerresheimer AG	197	11,384
Illumina, Inc. (I)	500	37,420
Life Technologies Corp. (I)	1,500	111,015
Lonza Group AG (I)	368	27,585
Luminex Corp. (I)	500	10,305
Mettler-Toledo International, Inc. (I)	100	20,120
Nordion, Inc.	900	6,658
PAREXEL International Corp. (I)	600	27,564
PerkinElmer, Inc.	1,200	39,000
QIAGEN NV (I)	1,198	23,530
Siegfried Holding AG (I)	58	7,844
Techne Corp.	225	15,543
Thermo Fisher Scientific, Inc. (L)	2,411	204,043
Valneva SE (I)	219	919
Waters Corp. (I)	600	60,030
		802,214
Pharmaceuticals - 3.3%
AbbVie, Inc.	6,794	280,864
Acino Holding AG (I)	47	4,081
Actavis, Inc. (I)	1,100	138,842
Adcock Ingram Holdings, Ltd.	882	5,794
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	234	12
Allergan, Inc.	1,100	92,664
Almirall SA	494	6,255
Aspen Pharmacare Holdings, Ltd. (I)	2,184	50,074
Astellas Pharma, Inc.	1,300	70,794
AstraZeneca PLC, ADR	3,780	178,794
Bayer AG	2,535	270,248
Bristol-Myers Squibb Company	6,375	284,899
BTG PLC (I)	3,898	21,875
China Chemical &
Pharmaceutical Company, Ltd.	1,000	664
China Medical System Holdings, Ltd.	2,000	1,772
China Shineway Pharmaceutical Group, Ltd.	5,000	7,943
Chugai Pharmaceutical Company, Ltd.	300	6,220
CSPC Pharmaceutical Group, Ltd.	14,000	6,919
Daiichi Sankyo Company, Ltd.	2,300	38,407
Dainippon Sumitomo Pharma Company, Ltd.	1,000	13,220
Dechra Pharmaceuticals PLC	545	5,711
Dr. Reddy’s Laboratories, Ltd., ADR (L)	384	14,523
EGIS Pharmaceuticals PLC	22	2,125
Eisai Company, Ltd.	600	24,472
Eli Lilly & Company	4,400	216,128
Endo Health Solutions, Inc. (I)	1,100	40,469
Faes Farma SA	517	1,361
Forest Laboratories, Inc. (I)	2,400	98,400
Galenica Holding AG	30	18,834
Genomma Lab Internacional
SAB de CV (I)(L)	3,800	7,505
GlaxoSmithKline Pharmaceuticals, Ltd.	235	9,226
GlaxoSmithKline PLC, ADR (L)	6,151	307,365

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Glenmark Pharmaceuticals, Ltd.	334	$3,066
Green Cross Holdings Corp.	480	6,488
H. Lundbeck A/S	487	8,665
Hanmi Pharm Company, Ltd. (I)	17	2,240
Hanmi Science Company, Ltd. (I)	26	329
Hi-Tech Pharmacal Company, Inc.	200	6,640
Hisamitsu Pharmaceutical Company, Inc.	300	15,283
Hospira, Inc. (I)	1,400	53,634
Impax Laboratories, Inc. (I)(L)	700	13,965
Ipsen SA	190	6,995
Jazz Pharmaceuticals PLC (I)	401	27,561
Johnson & Johnson	11,335	973,223
Kaken Pharmaceutical Company, Ltd.	1,000	14,858
Kissei Pharmaceutical Company, Ltd.	500	10,104
Kyowa Hakko Kogyo Company, Ltd.	2,000	22,628
Lannett Company, Inc. (I)	600	7,146
LG Life Sciences, Ltd. (I)	173	7,226
Lupin, Ltd.	519	6,798
Meda AB	1,953	22,004
Merck & Company, Inc.	15,305	710,917
Merck KGaA	311	47,300
Mitsubishi Tanabe Pharma Corp.	600	7,790
Mylan, Inc. (I)	3,200	99,296
Nippon Shinyaku Company, Ltd.	1,000	16,689
Novartis AG	1,146	81,216
Novartis AG, ADR	5,725	404,815
Novo Nordisk A/S, ADR (L)	1,149	178,061
Ono Pharmaceutical Company, Ltd.	400	27,144
Orion OYJ	460	10,759
Orion OYJ, Series A	170	3,973
Otsuka Holdings Company, Ltd.	300	9,907
Pain Therapeutics, Inc. (I)	900	1,989
Perrigo Company	400	48,400
Pfizer, Inc.	26,944	754,701
Pharmaxis, Ltd. (I)	8,412	1,066
Piramal Enterprises, Ltd.	482	4,611
Questcor Pharmaceuticals, Inc.	900	40,914
Ranbaxy Laboratories, Ltd. (I)	764	3,980
Recordati SpA	1,275	14,144
Richter Gedeon Nyrt	89	13,335
Roche Holdings AG	2,022	501,020
Roche Holdings AG (SIX Swiss Exchange)	72	17,833
Rohto Pharmaceutical Company, Ltd.	1,000	14,207
Salix Pharmaceuticals, Ltd. (I)	700	46,305
Sanofi, ADR	7,547	388,746
Santarus, Inc. (I)	1,300	27,365
Santen Pharmaceutical Company, Ltd.	400	17,254
Sawai Pharmaceutical Company, Ltd.	100	11,967
Seikagaku Corp.	100	1,211
Shionogi & Company, Ltd.	1,500	31,310
Shire PLC, ADR	715	68,004
Sihuan Pharmaceutical Holdings Group, Ltd.	4,000	2,624
Sino Biopharmaceutical	20,000	12,893
Stada Arzneimittel AG	532	22,846
Strides Arcolab, Ltd.	487	7,127
Sun Pharmaceutical Industries, Ltd.	965	16,284
Takeda Pharmaceutical Company, Ltd.	2,300	104,087
Teva Pharmaceutical Industries, Ltd., ADR (L)	2,808	110,074
The Medicines Company (I)	400	12,304
Tsumura & Company, Ltd.	400	11,793
UCB SA	475	25,576
United Laboratories
International Holdings, Ltd. (I)	7,500	2,674

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (I)	846	$72,824
Vectura Group PLC (I)	4,498	5,544
ViroPharma, Inc. (I)(L)	986	28,249
Warner Chilcott PLC, Class A	1,500	29,820
Wockhardt, Ltd. (I)	291	4,864
Yuhan Corp.	106	17,026
Zoetis, Inc.	8,492	262,326
		7,790,477
		16,487,509
Industrials - 9.4%
Aerospace & Defense - 1.2%
AAR Corp.	700	15,386
Aerovironment, Inc. (I)	300	6,054
Alliant Techsystems, Inc.	400	32,932
American Science & Engineering, Inc.	100	5,600
AviChina Industry & Technology
Company, Ltd., H Shares	8,000	4,091
B/E Aerospace, Inc. (I)	820	51,726
BAE Systems PLC	16,678	97,479
Bombardier, Inc.	4,300	19,135
CAE, Inc.	1,009	10,467
Chemring Group PLC	1,365	5,868
Cobham PLC	7,963	31,829
Cubic Corp.	300	14,430
Curtiss-Wright Corp.	600	22,236
DigitalGlobe, Inc. (I)	956	29,646
Ducommun, Inc. (I)	100	2,126
Elbit Systems, Ltd.	100	4,208
Embraer SA, ADR	850	31,357
Engility Holdings, Inc. (I)	183	5,201
Esterline Technologies Corp. (I)	200	14,458
European Aeronautic Defence &
Space Company NV	1,209	64,289
Exelis, Inc.	1,113	15,348
Finmeccanica SpA (I)	3,480	17,335
Forjas Taurus SA	139	191
GenCorp, Inc. (I)(L)	500	8,130
General Dynamics Corp.	1,565	122,586
HEICO Corp.	125	6,296
HEICO Corp., Class A	250	9,228
Hexcel Corp. (I)	1,000	34,050
Honeywell International, Inc.	2,898	229,927
Huntington Ingalls Industries, Inc.	466	26,320
L-3 Communications Holdings, Inc.	800	68,592
LMI Aerospace, Inc. (I)	200	3,748
Lockheed Martin Corp.	1,100	119,306
MacDonald Dettwiler & Associates, Ltd.	292	19,380
Meggitt PLC	5,021	39,347
MTU Aero Engines Holding AG	206	19,829
National Presto Industries, Inc.	100	7,203
Northrop Grumman Corp.	1,200	99,360
Orbital Sciences Corp. (I)	900	15,633
Precision Castparts Corp.	633	143,064
QinetiQ Group PLC	11,015	30,137
Raytheon Company	2,100	138,852
Rockwell Collins, Inc. (L)	865	54,850
Rolls-Royce Holdings PLC (I)	9,783	169,269
S&T Dynamics Company, Ltd.	570	6,209
Saab AB	662	12,624
Safran SA	698	36,354
Singapore Technologies Engineering, Ltd.	6,000	19,737
Spirit Aerosystems Holdings, Inc., Class A (I)	1,200	25,776

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace & Defense (continued)
Taser International, Inc. (I)	400	$3,408
Teledyne Technologies, Inc. (I)	300	23,205
Textron, Inc.	2,400	62,520
Thales SA	402	18,729
The Boeing Company	2,800	286,832
TransDigm Group, Inc.	300	47,031
Triumph Group, Inc.	400	31,660
Ultra Electronics Holdings PLC	436	11,384
United Technologies Corp.	4,000	371,760
Zodiac Aerospace	219	28,906
		2,852,634
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (I)	1,300	8,593
Atlas Air Worldwide Holdings, Inc. (I)	400	17,504
C.H. Robinson Worldwide, Inc.	763	42,965
Deutsche Post AG	2,841	70,601
Expeditors International of Washington, Inc.	1,100	41,811
FedEx Corp.	1,430	140,969
Freightways, Ltd.	3,835	13,222
Hanjin Transportation Company, Ltd.	140	2,764
Hub Group, Inc., Class A (I)	300	10,926
Hyundai Glovis Company, Ltd.	48	8,116
Kerry TJ Logistics Company, Ltd.	4,000	4,781
Kintetsu World Express, Inc.	100	4,008
Pacer International, Inc. (I)	200	1,262
Park-Ohio Holdings Corp. (I)	300	9,894
PostNL NV (I)	1,973	5,492
Shibusawa Warehouse Company, Ltd.	1,000	4,240
Sinotrans, Ltd., H Shares	11,000	2,061
TNT Express NV	1,760	13,151
Toll Holdings, Ltd.	3,609	17,470
United Parcel Service, Inc., Class B	2,777	240,155
UTi Worldwide, Inc.	1,000	16,470
Yamato Transport Company, Ltd.	2,400	50,604
		727,059
Airlines - 0.3%
Air China, Ltd., H Shares	4,000	2,857
Air France KLM (I)	1,136	10,130
Alaska Air Group, Inc. (I)	700	36,400
ANA Holdings, Inc.	3,000	6,232
Asiana Airlines, Inc. (I)	1,080	4,949
Cathay Pacific Airways, Ltd.	8,000	13,967
China Airlines, Ltd. (I)	24,511	9,227
China Eastern Airlines Corp., Ltd.,
H Shares (I)	6,000	1,858
China Southern Airlines Company, Ltd.,
H Shares	10,000	4,045
Delta Air Lines, Inc. (I)	5,500	102,905
Deutsche Lufthansa AG (I)	1,546	31,301
easyJet PLC	2,043	40,463
Eva Airways Corp. (I)	13,112	7,487
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	900	3,015
Hawaiian Holdings, Inc. (I)(L)	1,000	6,110
International Consolidated
Airlines Group SA (I)	2,398	9,581
International Consolidated Airlines Group SA
(London Exchange) (I)	4,906	19,613
JetBlue Airways Corp. (I)(L)	3,231	20,355
Korean Air Lines Company, Ltd. (I)	130	3,486
Latam Airlines Group SA	1,170	18,939
Latam Airlines Group SA, ADR	200	3,378

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Malaysian Airline System BHD (I)	40,000	$3,837
Norwegian Air Shuttle ASA (I)	300	13,085
Qantas Airways, Ltd. (I)	5,035	6,168
Singapore Airlines, Ltd.	3,000	23,999
SkyWest, Inc.	100	1,354
Southwest Airlines Company	6,509	83,901
Thai Airways International PCL	6,600	5,256
Turk Hava Yollari	3,508	13,611
United Continental Holdings, Inc. (I)	3,094	96,811
US Airways Group, Inc. (I)(L)	1,010	16,584
Virgin Australia Holdings, Ltd. (I)	16,061	73
Virgin Australia Holdings, Ltd.
(Australian Exchange) (I)	16,061	6,245
		627,222
Building Products - 0.3%
AAON, Inc.	450	14,886
AFG Arbonia-Forster Holding AG (I)	54	1,480
American Woodmark Corp. (I)	100	3,470
AO Smith Corp.	900	32,652
Apogee Enterprises, Inc.	400	9,600
Armstrong World Industries, Inc. (I)	500	23,895
Asahi Glass Company, Ltd.	4,000	26,056
Assa Abloy AB, Series B	2,028	79,058
Belimo Holding AG	4	8,931
Bunka Shutter Company, Ltd.	2,000	10,622
Cie de Saint-Gobain	1,580	63,598
Daikin Industries, Ltd.	600	24,263
Fortune Brands Home & Security, Inc.	2,100	81,354
Geberit AG (I)	153	37,880
Gibraltar Industries, Inc. (I)	200	2,912
Griffon Corp.	653	7,346
GWA International, Ltd.	1,367	2,988
Hills Industries, Ltd.	1,154	1,066
Insteel Industries, Inc.	280	4,906
Lennox International, Inc.	400	25,816
LG Hausys, Ltd.	28	2,588
Lindab International AB (I)	600	4,779
LIXIL Group Corp.	1,600	38,996
Masco Corp.	3,500	68,215
Nibe Industrier AB	654	10,267
Nippon Sheet Glass Company, Ltd. (I)	11,000	10,316
Nitto Boseki Company, Ltd.	2,000	6,232
Owens Corning, Inc. (I)	1,020	39,862
Quanex Building Products Corp.	500	8,420
Rockwool International A/S	100	13,959
Sankyo Tateyama, Inc.	200	5,077
Sanwa Shutter Corp.	2,000	10,790
Simpson Manufacturing Company, Inc. (L)	400	11,768
Sintex Industries, Ltd.	1,509	1,029
Systemair AB	211	3,376
Takara Standard Company, Ltd.	1,000	6,927
Takasago Thermal Engineering Company, Ltd.	1,000	8,465
TOTO, Ltd.	2,000	20,349
Trex Company, Inc. (I)	300	14,247
Universal Forest Products, Inc.	300	11,976
USG Corp. (I)	800	18,440
Wienerberger AG (L)	1,142	13,179
Zehnder Group AG	185	8,242
		800,278
Commercial Services & Supplies - 0.7%
3M India, Ltd. (I)	25	1,459
ABM Industries, Inc.	600	14,706

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
ACCO Brands Corp. (I)(L)	1,612	$10,252
Aggreko PLC	1,134	28,430
ARC Document Solutions, Inc. (I)	800	3,200
Avery Dennison Corp. (L)	800	34,208
Babcock International Group PLC	1,783	30,020
Berendsen PLC	1,296	14,667
Bilfinger SE	293	26,930
Blue Label Telecoms, Ltd.	3,672	2,909
Brambles, Ltd.	5,274	44,884
Cabcharge Australia, Ltd.	479	1,761
China Everbright International, Ltd.	16,000	12,348
Cintas Corp.	1,168	53,191
Clean Harbors, Inc. (I)(L)	493	24,911
Consolidated Graphics, Inc. (I)	200	9,402
Contax Participacoes SA (I)	400	3,655
Copart, Inc. (I)	1,100	33,880
Courier Corp.	200	2,856
Covanta Holding Corp.	1,384	27,708
Dai Nippon Printing Company, Ltd.	4,000	36,397
Daiseki Company, Ltd.	500	8,772
De La Rue PLC	1,136	16,655
Deluxe Corp. (L)	400	13,860
Derichebourg SA (I)	416	1,319
Downer EDI, Ltd.	1,628	5,294
Duskin Company, Ltd.	600	11,295
Edenred	625	19,118
Ennis, Inc.	200	3,458
Fuel Tech, Inc. (I)	500	1,915
G&K Services, Inc., Class A	200	9,520
G4S PLC	6,767	23,644
Gategroup Holding AG (I)	136	2,854
GL Events SA	168	3,491
Gunnebo AB	1,340	5,544
Herman Miller, Inc.	400	10,828
HNI Corp. (L)	600	21,642
Homeserve PLC	3,340	14,145
Horizon North Logistics, Inc.	240	1,449
InnerWorkings, Inc. (I)(L)	1,000	10,850
Interface, Inc.	800	13,576
Intersections, Inc.	206	1,807
Intrum Justitia AB	459	9,398
Iron Mountain, Inc.	1,205	32,065
K-Green Trust	1,400	1,152
Kimball International, Inc., Class B	200	1,942
Kokuyo Company, Ltd.	500	3,474
Lassila & Tikanoja OYJ (I)	363	6,331
Loomis AB	512	9,809
McGrath RentCorp. (L)	200	6,832
Mine Safety Appliances Company	400	18,620
Mitie Group PLC	2,329	8,877
Mitsubishi Pencil Company, Ltd.	200	3,941
Moshi Moshi Hotline, Inc.	400	4,950
Mvelaserve, Ltd. (I)	2,549	2,166
NL Industries, Inc.	400	4,520
Orell Fuessli Holding AG (I)	16	1,492
PayPoint PLC	1,027	16,483
Pitney Bowes, Inc. (L)	1,400	20,552
Programmed Maintenance Services, Ltd.	3,918	8,803
Progressive Waste Solutions, Ltd.	233	5,012
R.R. Donnelley & Sons Company (L)	1,800	25,218
Regus PLC	6,222	14,831
Rentokil Initial PLC	15,959	21,743
Republic Services, Inc.	3,305	112,172

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Ritchie Brothers Auctioneers, Inc.	700	$13,418
Rollins, Inc.	950	24,605
RPS Group PLC	1,673	5,150
S1 Corp.	180	9,871
Schawk, Inc.	500	6,565
Seche Environnement SA	29	1,226
Secom Company, Ltd.	500	27,226
Securitas AB, Series B	2,105	18,321
Serco Group PLC	2,550	23,981
Shanks Group PLC	2,270	2,733
Societe BIC SA	122	12,206
Sohgo Security Services Company, Ltd.	1,000	18,100
Standard Parking Corp. (I)	200	4,292
Steelcase, Inc., Class A	1,200	17,496
Stericycle, Inc. (I)	500	55,215
Taiwan Secom Company, Ltd.	4,000	9,716
Team, Inc. (I)	400	15,140
Tetra Tech, Inc. (I)	800	18,808
The ADT Corp. (I)	1,264	50,370
The Brink’s Company	300	7,653
Tomra Systems ASA	800	6,783
Toppan Forms Company, Ltd.	800	6,937
Toppan Printing Company, Ltd.	3,000	20,843
Transcontinental, Inc., Class A	500	6,081
Transfield Services, Ltd.	6,866	4,795
Transpacific Industries Group, Ltd. (I)	6,167	4,512
Tyco International, Ltd.	2,129	70,151
UniFirst Corp.	200	18,250
United Stationers, Inc. (L)	400	13,420
US Ecology, Inc.	100	2,744
Valid Solucoes e Servicos de Seguranca em
Meios de Pagamento e Identificacao SA	220	3,171
Viad Corp.	400	9,808
Waste Connections, Inc.	1,250	51,425
Waste Management, Inc.	2,333	94,090
WHK Group, Ltd.	5,300	3,239
		1,617,534
Construction & Engineering - 0.6%
Abengoa SA	391	964
Abengoa SA, B Shares	1,564	3,154
ACS Actividades de Construccion
y Servicios SA	639	16,848
AECOM Technology Corp. (I)	900	28,611
Aecon Group, Inc.	1,200	12,380
Aegion Corp. (I)(L)	700	15,757
Arcadis NV	353	9,462
Astaldi SpA	400	2,753
Aveng, Ltd.	2,595	7,845
Balfour Beatty PLC	4,923	17,803
Bauer AG	199	4,800
Besalco SA	5,468	7,830
Bird Construction, Inc.	47	581
Boart Longyear, Ltd.	4,209	2,575
Bouygues SA	1,092	27,796
Cardno, Ltd.	828	3,916
Carillion PLC	3,896	16,413
Chicago Bridge & Iron Company NV	68	4,057
China Communications Construction
Company, Ltd., H Shares	21,787	16,988
China Railway Construction Corp., H Shares	13,500	11,674
China Railway Group, Ltd., H Shares	23,000	10,570
China State Construction
International Holdings, Ltd.	1,600	2,484

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Chung Hsin Electric &
Machinery Manufacturing Corp.	1,000	$561
Churchill Corp.	400	3,161
Comfort Systems USA, Inc.	400	5,968
Consolidated Infrastructure Group, Ltd. (I)	116	222
Cosco International Holdings, Ltd.	22,427	8,886
CTCI Corp.	6,000	10,876
Daelim Industrial Company, Ltd.	115	8,700
Doosan Heavy Industries and
Construction Company, Ltd.	275	10,195
Dycom Industries, Inc. (I)	500	11,570
Eiffage SA	234	10,948
Ellaktor SA (I)	2,313	6,620
EMCOR Group, Inc.	600	24,390
Empresas ICA SAB de CV (I)	8,100	15,316
Ferrovial SA	2,357	37,656
FLSmidth & Company A/S, B Shares	389	17,691
Fluor Corp.	1,100	65,241
Fomento de Construcciones
y Contratas SA (L)	377	3,499
Furmanite Corp. (I)	344	2,301
Galliford Try PLC	1,829	25,877
Gammon India, Ltd.	1,883	527
Gamuda BHD	12,700	19,007
GEK Terna Holding Real
Estate Construction SA (I)	925	2,630
GMR Infrastructure, Ltd. (I)	11,509	3,382
Granite Construction, Inc.	500	14,880
Great Lakes Dredge & Dock Corp.	800	6,256
Grontmij (I)	859	3,547
Group Five, Ltd.	927	3,437
GS Engineering & Construction Corp.	209	5,085
Halla Engineering & Construction Corp.	260	1,175
Heijmans NV	103	983
Hindustan Construction Company, Ltd. (I)	4,756	844
HKC Holdings, Ltd.	27,770	856
Hochtief AG	251	16,353
Hyundai Development Company	490	10,672
Hyundai Engineering &
Construction Company, Ltd.	310	15,120
IJM Corp. BHD	6,200	11,053
Implenia AG (I)	111	5,523
Impulsora del Desarrollo y El Empleo en
America Latina SAB de CV (I)	13,100	31,331
Interchina Holdings Company (I)	15,000	965
IVRCL, Ltd. (I)	6,650	1,652
Jacobs Engineering Group, Inc. (I)	1,300	71,669
JGC Corp.	1,000	35,999
Kajima Corp.	5,000	16,588
Kandenko Company, Ltd.	1,000	4,251
KBR, Inc.	1,500	48,750
Keller Group PLC	325	4,898
KEPCO Engineering &
Construction Company, Inc.	50	3,041
Kier Group PLC	213	3,715
Kinden Corp.	1,000	8,566
Koninklijke BAM Groep NV	2,400	11,358
Koninklijke Boskalis Westinster NV	438	15,961
Kumho Industrial Company, Ltd. (I)	4	47
Kyowa Exeo Corp.	1,000	11,253
Lanco Infratech, Ltd. (I)	6,722	767
Larsen & Toubro, Ltd.	474	11,154
Layne Christensen Company (I)(L)	400	7,804

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Leighton Holdings, Ltd.	671	$9,390
Macmahon Holdings, Ltd.	8,180	959
Maeda Road Construction Company, Ltd.	1,000	15,559
Malaysian Resources Corp. BHD	19,050	9,145
MasTec, Inc. (I)(L)	1,000	32,900
Metallurgical Corp. of China, Ltd.,
H Shares (I)	3,000	535
Michael Baker Corp.	100	2,711
Mirait Holdings Corp.	1,000	8,950
Monadelphous Group, Ltd.	333	4,909
Morgan Sindall PLC	210	1,944
Mota Engil SGPS SA	444	1,342
Murray & Roberts Holdings, Ltd. (I)	4,035	10,241
MYR Group, Inc. (I)	300	5,835
NCC, Ltd.	1,391	572
Nishimatsu Construction Company, Ltd.	2,000	4,417
Northwest Pipe Company (I)	200	5,580
NRW Holdings, Ltd.	518	430
Obayashi Corp.	4,000	20,773
Obrascon Huarte Lain SA	200	6,801
Orion Marine Group, Inc. (I)	300	3,627
Outotec OYJ	860	10,274
PER Aarsleff A/S	90	9,000
Pike Electric Corp.	500	6,150
Polimex-Mostostal SA (I)	26	2
Polnord SA (I)	395	946
Promotora y Operadora de Infraestructura
SAB de CV (I)	1,642	15,079
Punj Lloyd, Ltd.	1,401	828
Quanta Services, Inc. (I)	1,800	47,628
Raubex Group, Ltd.	1,042	2,297
Royal Imtech NV (I)	448	3,289
Sacyr Vallehermoso SA (I)	311	975
Samsung Engineering Company, Ltd.	129	8,340
Sanki Engineering Company, Ltd.	2,000	11,905
Severfield Rowen PLC	7,600	5,463
Shikun & Binui, Ltd.	842	1,861
Shimizu Corp.	3,000	12,094
Skanska AB, Series B	2,340	38,668
SNC-Lavalin Group, Inc.	700	29,572
Sterling Construction Company, Inc. (I)	300	2,718
Strabag SE	153	3,163
Sweco AB	449	5,110
Taisei Corp.	6,000	21,720
Toda Corp.	3,000	8,335
Toyo Engineering Corp.	1,000	4,306
Tutor Perini Corp. (I)	700	12,663
UGL, Ltd.	1,131	7,135
United Engineers, Ltd.	2,000	3,818
URS Corp.	1,000	47,220
Veidekke ASA	501	3,835
Vianini Lavori SpA	357	1,543
Vinci SA	1,306	65,167
Wilson Bayly Holmes-Ovcon, Ltd.	416	6,479
YIT OYJ	616	10,549
Yokogawa Bridge Corp.	1,000	9,771
Yongnam Holdings, Ltd.	43,000	11,670
		1,482,231
Electrical Equipment - 0.7%
ABB, Ltd.	467	4,826
ABB, Ltd. (SIX Swiss Exchange) (I)	7,279	157,145
Acuity Brands, Inc. (L)	500	37,760
Alstom SA	788	25,781

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
AMETEK, Inc.	1,443	$61,039
AZZ, Inc.	400	15,424
Belden, Inc.	400	19,972
Bharat Heavy Electricals, Ltd.	2,195	6,466
Brady Corp., Class A (L)	700	21,511
China High Speed Transmission Equipment
Group Company, Ltd. (I)	5,000	2,252
Crompton Greaves, Ltd.	1,545	2,246
Eaton Corp. PLC	3,007	197,891
Eltek ASA	1,541	1,367
Emerson Electric Company	3,256	177,582
Encore Wire Corp.	500	17,050
EnerSys, Inc. (L)	761	37,319
Franklin Electric Company, Inc. (L)	400	13,460
FSP Technology, Inc.	6,079	5,583
Fujikura, Ltd.	4,000	14,198
Furukawa Electric Company, Ltd.	4,000	9,277
Futaba Corp.	600	7,157
Gamesa Corporacion Tecnologica SA	1,673	9,029
Generac Holdings, Inc.	700	25,907
General Cable Corp.	500	15,375
GrafTech International, Ltd. (I)(L)	1,700	12,376
Harbin Electric Company, Ltd., H Shares	6,000	3,940
Hubbell, Inc., Class B	400	39,600
Huber & Suhner AG	13	580
II-VI, Inc. (I)	250	4,065
Johnson Electric Holdings, Ltd.	11,000	6,772
Legrand SA	852	39,374
LS Cable, Ltd.	47	2,848
LS Industrial Systems Company, Ltd.	164	8,198
LSI Industries, Inc.	300	2,427
Mabuchi Motor Company, Ltd.	200	10,689
Mersen	322	6,994
Mitsubishi Electric Corp.	6,000	56,211
Neo-Neon Holdings, Ltd. (I)	10,000	1,732
Nexans SA	196	9,246
Nidec Corp.	400	27,912
Nippon Carbon Company, Ltd.	1,000	1,755
Nippon Signal Company, Ltd.	800	5,905
Nitto Kogyo Corp.	100	1,833
Nordex AG (I)	111	776
Ormat Industries, Ltd. (I)	811	4,489
Phoenix Mecano AG	4	1,944
Polypore International, Inc. (I)	500	20,150
Powell Industries, Inc. (I)	100	5,165
Powercom Company, Ltd. (I)	5,350	914
Prysmian SpA	1,145	21,289
Regal-Beloit Corp.	400	25,936
Rockwell Automation, Inc.	700	58,198
Roper Industries, Inc.	900	111,798
Saft Groupe SA	410	9,725
Schneider Electric SA	1,537	110,811
SGL Carbon SE	292	9,286
Somfy SA	32	6,686
Sumitomo Electric Industries, Ltd.	3,500	41,859
SWCC Showa Holdings Company, Ltd. (I)	6,000	4,840
Taihan Electric Wire Company, Ltd. (I)	265	576
The Babcock & Wilcox Company	1,200	36,036
Toyo Tanso Company, Ltd.	200	3,537
Ushio, Inc.	700	9,233
Vacon PLC	122	8,084
Vestas Wind Systems A/S (I)	992	14,048
Vicor Corp. (I)	200	1,370

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Walsin Lihwa Corp. (I)	39,000	$10,998
XP Power, Ltd.	131	2,450
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	4,000	10,032
Zumtobel AG	627	6,255
		1,664,559
Industrial Conglomerates - 1.2%
3M Company	2,700	295,245
Aditya Birla Nuvo, Ltd.	491	8,734
Alfa SAB de CV, Class A	18,000	43,286
Bakrie & Brothers Tbk PT (I)	1,496,000	7,838
Beijing Enterprises Holdings, Ltd.	4,000	28,741
Berjaya Corp. BHD	16,100	2,974
Bidvest Group, Ltd.	1,357	33,523
Carlisle Companies, Inc.	600	37,386
Chongqing Machinery & Electric
Company, Ltd., H Shares	4,000	487
CIR-Compagnie Industriali Riunite SpA (I)(L)	2,773	3,126
Citic Pacific, Ltd.	6,000	6,386
CJ Corp.	119	11,783
Clal Industries & Investments, Ltd.	576	2,373
CSR, Ltd.	6,720	13,650
Daetwyler Holding AG	23	2,428
Danaher Corp.	3,200	202,560
DCC PLC (Irish Stock Exchange)	645	25,260
Dogan Sirketler Grubu Holdings AS (I)	10,683	5,367
Doosan Corp.	85	9,535
Enka Insaat ve Sanayi AS	2,389	5,995
Far Eastern New Century Corp.	12,588	13,563
General Electric Company	53,060	1,230,461
Grupo Carso SAB de CV, Series A1	5,200	24,809
Hutchison Whampoa, Ltd.	8,000	83,608
Ihlas Holding AS (I)	8,301	3,523
Indus Holding AG	334	10,798
Jaiprakash Associates, Ltd.	3,873	3,483
Katakura Industries Company, Ltd.	700	8,697
Keihan Electric Railway Company, Ltd.	3,000	12,523
Keppel Corp., Ltd.	3,700	30,255
Koninklijke Philips Electronics NV	5,115	139,325
LG Corp.	343	18,993
MAX India, Ltd.	1,717	5,794
NWS Holdings, Ltd.	9,672	14,714
Raven Industries, Inc. (L)	600	17,988
Reunert, Ltd.	873	6,094
Rheinmetall AG	298	13,885
Samsung Techwin Company, Ltd.	171	9,724
Schouw & Company A/S	100	3,210
SembCorp Industries, Ltd.	4,000	15,544
Shanghai Industrial Holdings, Ltd.	4,000	12,320
Shun Tak Holdings, Ltd.	16,500	7,871
Siemens AG	306	30,919
Siemens AG, ADR	2,430	246,183
Sime Darby BHD	9,700	29,191
SK Holdings Company, Ltd.	178	26,320
SM Investments Corp.	610	14,990
Smiths Group PLC	1,557	31,066
Sonae	3,327	3,152
Toshiba Corp.	11,000	52,913
Turkiye Sise ve Cam Fabrikalari AS	4,366	6,101
		2,874,694
Machinery - 2.0%
Aalberts Industries NV	535	11,911

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Actuant Corp., Class A (L)	500	$16,485
AG Growth International, Inc.	87	2,824
AGCO Corp.	800	40,152
Aida Engineering, Ltd.	1,000	7,644
Alamo Group, Inc.	400	16,328
Albany International Corp., Class A	400	13,192
Alfa Laval AB (L)	1,396	28,383
Altra Holdings, Inc.	300	8,214
American Railcar Industries, Inc. (L)	400	13,404
Andritz AG	368	18,855
Ashok Leyland, Ltd.	3,312	1,117
Atlas Copco AB, Series A	1,661	39,891
Atlas Copco AB, Series B	1,113	23,740
ATS Automation Tooling Systems, Inc. (I)	1,702	17,963
Bando Chemical Industries, Ltd.	1,000	3,637
Barnes Group, Inc.	700	20,993
Beijer Alma AB	96	1,973
Blount International, Inc. (I)	500	5,910
Bobst Group AG (I)	236	7,168
Bodycote PLC	1,394	11,106
Bradken, Ltd.	1,082	4,265
Briggs & Stratton Corp. (L)	400	7,920
Bucher Industries AG	51	12,192
Burckhardt Compression Holding AG	20	7,960
Cargotec Corp. OYJ	270	7,233
Caterpillar, Inc.	3,200	263,968
Chart Industries, Inc. (I)(L)	300	28,227
China Automation Group, Ltd.	13,000	2,502
China National Materials Company, Ltd.,
H Shares	11,000	2,137
Chugai Ro Company, Ltd.	1,000	2,551
CIRCOR International, Inc.	300	15,258
CLARCOR, Inc.	365	19,057
CNH Global NV	619	25,788
Colfax Corp. (I)	773	40,281
Columbus McKinnon Corp. (I)	500	10,660
Concentric AB	1,200	11,862
Conzzeta Holding AG	3	5,507
Cosco Corp. Singapore, Ltd.	10,000	5,862
Crane Company	400	23,968
CSR Corp., Ltd., H Shares	6,000	3,501
Cummins, Inc.	808	87,636
Daifuku Company, Ltd.	1,500	10,951
Danieli & C Officine Meccaniche SpA	270	6,297
Deere & Company	1,600	130,000
Deutz AG (I)	380	2,293
Donaldson Company, Inc.	600	21,396
Doosan Infracore Company, Ltd. (I)	830	7,714
Dover Corp.	1,800	139,788
Ebara Corp.	4,000	21,297
EnPro Industries, Inc. (I)(L)	300	15,228
ESCO Technologies, Inc.	400	12,952
Faiveley Transport	97	5,909
FANUC Corp.	600	87,004
Federal Signal Corp. (I)	1,100	9,625
Fenner PLC	3,040	14,131
Fiat Industrial SpA	3,942	43,912
First Tractor Company, Ltd., H Shares	10,000	5,453
Flowserve Corp.	1,500	81,015
FreightCar America, Inc.	100	1,699
Fujitec Company, Ltd.	1,000	9,980
Furukawa Company, Ltd.	3,000	5,082
Gardner Denver, Inc.	500	37,590

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
GEA Group AG	875	$30,943
Georg Fischer AG (I)	30	13,163
Gildemeister AG	397	8,848
Glory, Ltd.	500	11,727
Graco, Inc.	600	37,926
Graham Corp.	300	9,009
Greenbrier Companies, Inc. (I)	300	7,311
Haldex AB	1,200	8,157
Hanjin Heavy Industries &
Construction Company, Ltd. (I)	558	4,935
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	747
Harsco Corp.	1,100	25,509
Heidelberger Druckmaschinen AG (I)	2,635	6,557
Hitachi Construction
Machinery Company, Ltd.	400	8,088
Hitachi Koki Company, Ltd.	800	6,397
Hitachi Zosen Corp.	7,500	10,588
Hyster-Yale Materials Handling, Inc.	200	12,558
Hyundai Heavy Industries Company, Ltd.	170	27,158
Hyundai Mipo Dockyard	82	8,995
IDEX Corp. (L)	500	26,905
IHI Corp.	9,000	34,125
Illinois Tool Works, Inc.	2,300	159,091
IMI PLC	2,326	44,045
Ingersoll-Rand PLC	1,900	105,488
Interpump SpA	762	6,768
Invensys PLC	4,290	26,997
Iochpe-Maxion SA	800	8,701
Iseki & Company, Ltd.	3,000	8,622
ITT Corp.	800	23,528
Jain Irrigation Systems, Ltd.	1,975	1,714
Jaya Holdings, Ltd.	8,000	3,724
John Bean Technologies Corp.	343	7,206
Joy Global, Inc.	617	29,943
JTEKT Corp.	1,000	11,254
Kadant, Inc.	100	3,017
Kawasaki Heavy Industries, Ltd.	7,000	21,530
Kaydon Corp.	500	13,775
Kennametal, Inc.	574	22,288
Kitz Corp.	1,000	4,981
Komatsu, Ltd.	2,900	67,057
Komori Corp.	700	8,160
Kone OYJ	614	48,673
Konecranes OYJ	207	5,879
Krones AG	110	7,830
Kubota Corp.	3,000	43,553
KUKA AG	423	17,885
Kurita Water Industries, Ltd.	700	14,856
LB Foster Company, Class A	200	8,634
Lincoln Electric Holdings, Inc.	800	45,816
Lindsay Corp.	200	14,996
Lonking Holdings, Ltd. (I)	24,000	4,744
Lydall, Inc. (I)	600	8,760
Makino Milling Machine Company, Ltd.	1,000	5,869
Makita Corp.	400	21,620
MAN SE	223	24,349
Meidensha Corp.	2,000	6,797
Melrose Industries PLC	7,542	28,552
Meritor, Inc. (I)	1,100	7,755
Met-Pro Corp.	200	2,688
Metka SA	436	5,623
Metso OYJ	922	31,240

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Meyer Burger Technology AG (I)	547	$3,385
Middleby Corp. (I)	200	34,018
Miller Industries, Inc. (L)	300	4,614
Minebea Company, Ltd.	2,000	7,301
Mitsubishi Heavy Industries, Ltd.	11,000	61,119
Mitsuboshi Belting Company, Ltd.	1,000	4,674
Morgan Crucible Company PLC	2,337	9,270
Mori Seiki Company, Ltd.	400	4,498
Mueller Industries, Inc.	395	19,920
Mueller Water Products, Inc., Class A	1,800	12,438
Nabtesco Corp.	400	8,321
Nachi-Fujikoshi Corp.	1,000	4,508
NGK Insulators, Ltd.	1,000	12,404
Nippon Thompson Company, Ltd.	1,000	5,149
Nitto Kohki Company, Ltd.	300	5,554
NKT Holding A/S	153	5,553
Nordson Corp.	600	41,586
Noritake Company, Ltd.	1,000	2,602
NTN Corp. (I)	3,000	9,258
OC Oerlikon Corp. AG (I)	1,126	13,285
OSG Corp.	400	6,006
Oshkosh Corp. (I)	900	34,173
Otto Marine, Ltd. (I)	21,000	1,304
PACCAR, Inc.	1,456	78,129
Pall Corp. (L)	900	59,787
Parker Hannifin Corp.	900	85,860
Pentair, Ltd.	506	29,191
Pfeiffer Vacuum Technology AG	50	5,182
PMFG, Inc. (I)	100	692
Rieter Holding AG (I)	46	7,213
Rotork PLC	289	11,692
Ryobi, Ltd.	1,000	2,894
Samsung Heavy Industries Company, Ltd.	740	23,047
Sandvik AB	2,650	31,556
Scania AB, Series B	1,474	29,367
Schindler Holding AG, Registered Shares	88	11,908
Schweiter Technologies AG (I)	26	15,942
SembCorp Marine, Ltd.	2,000	6,779
Semperit AG Holding	67	2,410
Senior PLC	2,247	8,581
Shima Seiki Manufacturing, Ltd.	400	6,958
Sinotruk Hong Kong, Ltd.	3,000	1,460
Sintokogio, Ltd.	600	4,995
SKF AB, B Shares	2,021	47,100
SMC Corp.	200	40,279
Snap-on, Inc.	500	44,690
Spirax-sarco Engineering Plc	439	17,850
SPX Corp.	600	43,188
Standex International Corp.	100	5,275
Stanley Black & Decker, Inc.	1,656	128,009
STX Corp. Company, Ltd.	484	662
STX Engine Company, Ltd. (I)	440	1,163
STX Offshore &
Shipbuilding Company, Ltd. (I)	430	1,116
Sulzer AG	175	27,882
Sumitomo Heavy Industries, Ltd.	4,000	16,860
Swisslog Holding AG (I)	5,374	6,028
Tecumseh Products Company, Class A (I)	100	1,093
Tennant Company	100	4,827
Terex Corp. (I)	1,200	31,560
The Gorman-Rupp Company	373	11,876
The Japan Steel Works, Ltd.	2,000	11,012
The Manitowoc Company, Inc. (L)	1,600	28,656

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Toro Company	500	$22,705
The Weir Group PLC	1,008	33,137
THK Company, Ltd.	600	12,615
Timken Company	1,100	61,908
Titan International, Inc.	525	8,857
Torishima Pump Manufacturing Company, Ltd.	200	1,636
Toromont Industries, Ltd.	500	11,096
Trelleborg AB, Series B	939	14,040
Trimas Corp. (I)	500	18,640
Trinity Industries, Inc. (L)	1,000	38,440
Tsubakimoto Chain Company, Ltd.	1,000	5,924
Union Tool Company, Ltd.	100	1,789
United Tractors Tbk PT	5,053	9,203
Vallourec SA	550	27,831
Valmont Industries, Inc.	200	28,618
Vesuvius PLC	3,162	17,734
Volvo AB, Series A	2,127	28,131
Volvo AB, Series B	4,958	66,081
Vossloh AG	56	5,280
WABCO Holdings, Inc. (I)	400	29,876
Wabtec Corp.	800	42,744
Wacker Neuson SE	190	2,557
Wartsila OYJ Abp	1,392	60,304
Watts Water Technologies, Inc., Class A	600	27,204
WEG SA	1,400	17,675
Weichai Power Company, Ltd., H Shares	1,200	3,486
Woodward, Inc. (L)	900	36,000
Xylem, Inc.	1,692	45,582
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	9,167
Zardoya Otis SA	1,278	18,053
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	4,200	2,999
		4,715,216
Marine - 0.1%
A.P. Moeller Maersk A/S, Series B	4	28,613
China COSCO Holdings Company, Ltd.,
H Shares (I)	18,500	8,103
China Shipping Development Company, Ltd.,
H Shares (I)	10,000	4,357
Cia Sud Americana de Vapores SA (I)	7,688	510
D/S Norden A/S	64	2,170
DFDS A/S	36	2,191
Genco Shipping & Trading, Ltd. (I)(L)	300	489
Golden Ocean Group, Ltd. (I)	4,000	4,301
Grindrod, Ltd.	3,074	6,528
Hanjin Shipping Company, Ltd. (I)	826	5,149
Hanjin Shipping Holdings Company, Ltd. (I)	98	374
Hyundai Merchant Marine Company, Ltd. (I)	144	1,806
Iino Kaiun Kaisha, Ltd.	1,300	7,066
International Shipholding Corp.	200	4,666
Kawasaki Kisen Kaisha, Ltd.	5,000	10,185
Kirby Corp. (I)(L)	600	47,724
Kuehne & Nagel International AG	166	18,200
Malaysian Bulk Carriers BHD	1,700	939
Matson, Inc.	400	10,000
Mermaid Marine Australia, Ltd.	601	1,935
MISC BHD (I)	6,240	10,050
Mitsui O.S.K. Lines, Ltd. (I)	7,000	27,318
Neptune Orient Lines, Ltd. (I)	7,000	5,823
Nippon Yusen KK	11,000	29,173
Orient Overseas International, Ltd.	1,500	9,608
Pacific Basin Shipping, Ltd.	14,000	7,901
Sinotrans Shipping, Ltd.	15,500	3,670

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine (continued)
STX Pan Ocean Company, Ltd. (I)	870	$1,057
Trada Maritime Tbk PT (I)	99,000	13,914
Trencor, Ltd.	1,264	8,628
U-Ming Marine Transport Corp.	4,000	6,222
Wan Hai Lines, Ltd.	8,820	4,535
Wilh Wilhelmsen Holding ASA, Class A	150	3,852
		297,057
Professional Services - 0.4%
Acacia Research Corp.	313	6,996
Adcorp Holdings, Ltd.	858	2,578
Adecco SA (I)	866	49,158
AF AB	518	13,092
ALS, Ltd.	2,425	21,062
Barrett Business Services, Inc.	312	16,290
Brunel International NV	211	8,883
Bureau Veritas SA	752	19,474
Capita PLC	2,953	43,509
CBIZ, Inc. (I)	900	6,039
CDI Corp.	200	2,832
CRA International, Inc. (I)	300	5,541
Equifax, Inc.	1,000	58,930
Experian PLC	4,400	76,316
Exponent, Inc.	200	11,822
FTI Consulting, Inc. (I)	400	13,156
GP Strategies Corp. (I)	499	11,886
Hays PLC	14,281	19,226
Heidrick & Struggles International, Inc.	300	5,016
Hill International, Inc. (I)	800	2,192
Hudson Global, Inc. (I)	200	496
Huron Consulting Group, Inc. (I)	300	13,872
ICF International, Inc. (I)	200	6,302
IHS, Inc., Class A (I)	500	52,190
Insperity, Inc.	300	9,090
Intertek Group PLC	687	30,612
Kelly Services, Inc., Class A	400	6,988
Kforce, Inc.	400	5,840
Korn/Ferry International (I)	800	14,992
ManpowerGroup, Inc.	727	39,840
McMillan Shakespeare, Ltd.	251	3,703
Meitec Corp.	500	11,642
Morneau Shepell, Inc.	300	3,996
Navigant Consulting Company (I)	1,000	12,000
Nielsen Holdings NV	1,900	63,821
On Assignment, Inc. (I)	600	16,032
Poyry OYJ (I)	603	2,942
Proffice AB	946	3,063
Randstad Holdings NV	535	21,846
Resources Connection, Inc.	700	8,120
Robert Half International, Inc.	800	26,584
RPX Corp. (I)	400	6,720
Seek, Ltd.	1,533	12,644
SGS SA	23	49,293
Stantec, Inc.	200	8,443
Sthree PLC	2,216	11,175
Teleperformance SA	626	30,055
The Advisory Board Company (I)	200	10,930
The Corporate Executive Board Company	400	25,288
The Dun & Bradstreet Corp. (L)	300	29,235
Towers Watson & Company, Class A	700	57,358
TrueBlue, Inc. (I)	500	10,525
USG People NV	994	6,463
Verisk Analytics, Inc., Class A (I)	800	47,760
Volt Information Sciences, Inc. (I)	500	3,600

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional Services (continued)
VSE Corp.	100	$4,107
W.S. Atkins PLC	1,648	25,214
		1,086,779
Road & Rail - 0.8%
All America Latina Logistica SA	3,400	14,399
Amerco, Inc.	150	24,285
Arkansas Best Corp.	300	6,885
Asciano, Ltd.	5,940	27,121
Aurizon Holdings, Ltd.	540	2,044
Avis Budget Group, Inc. (I)	1,500	43,125
Canadian National Railway Company	1,100	107,103
Canadian Pacific Railway, Ltd.	1,000	121,261
Celadon Group, Inc.	300	5,475
Central Japan Railway Company, Ltd.	400	49,052
ComfortDelGro Corp., Ltd.	13,000	18,706
Con-way, Inc.	800	31,168
Container Corp of India	286	5,312
CSX Corp.	5,073	117,643
DSV A/S, ADR	974	23,677
East Japan Railway Company	1,000	77,746
Evergreen International Storage
& Transport Corp.	6,000	3,702
FirstGroup PLC	12,117	17,706
Genesee & Wyoming, Inc., Class A (I)(L)	300	25,452
Go-Ahead Group PLC	280	6,293
Hankyu Hanshin Holdings, Inc.	5,000	28,485
Hertz Global Holdings, Inc. (I)	3,900	96,720
Hitachi Transport System, Ltd.	600	9,890
J.B. Hunt Transport Services, Inc.	700	50,568
Kansas City Southern	1,000	105,960
Keikyu Corp.	2,000	17,182
Keio Corp.	2,000	13,754
Kintetsu Corp.	6,000	26,378
Landstar System, Inc.	400	20,600
Localiza Rent a Car SA	630	8,913
Marten Transport, Ltd.	600	9,402
MTR Corp., Ltd.	4,659	17,056
Nagoya Railroad Company, Ltd.	4,000	11,273
Nankai Electric Railway Company, Ltd.	3,000	11,465
National Express Group PLC	3,933	13,359
Nippon Express Company, Ltd.	4,000	18,997
Nishi-Nippon Railroad Company, Ltd.	3,000	11,676
Norfolk Southern Corp.	1,828	132,804
Northgate PLC	771	3,964
Odakyu Electric Railway Company, Ltd.	2,000	19,522
Old Dominion Freight Line, Inc. (I)	232	9,656
P.A.M. Transportation Services, Inc.	300	3,051
Ryder Systems, Inc.	400	24,316
Saia, Inc. (I)	450	13,487
Sankyu, Inc.	3,000	11,314
Senko Company, Ltd.	1,000	5,110
Shin-Keisei Electric Railway Company, Ltd.	1,000	3,852
SMRT Corp., Ltd.	4,000	4,529
Sotetsu Holdings, Inc.	3,000	10,830
Stagecoach Group PLC	2,185	10,500
Tegma Gestao Logistica	700	7,909
Tobu Railway Company, Ltd.	5,000	25,763
Tokyu Corp.	4,000	26,177
TransForce, Inc.	1,100	21,494
Transport International Holdings, Ltd.	2,800	5,896
Union Pacific Corp.	2,300	354,844
Universal Truckload Services, Inc. (I)	100	2,411
USA Truck, Inc. (I)	200	1,288

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Werner Enterprises, Inc. (L)	900	$21,753
West Japan Railway Company	400	16,933
		1,937,236
Trading Companies & Distributors - 0.6%
Aceto Corp.	700	9,751
Adani Enterprises, Ltd.	790	2,755
AddTech AB	180	6,043
Aircastle, Ltd.	1,100	17,589
AKR Corporindo Tbk PT	14,500	7,710
Applied Industrial Technologies, Inc.	500	24,165
Ashtead Group PLC	2,287	22,419
B&B Tools AB	25	300
Barloworld, Ltd.	2,065	16,989
BayWa AG	220	10,545
BE Group AB (I)	1,490	3,240
Beacon Roofing Supply, Inc. (I)(L)	500	18,940
Beijer AB G&L	110	1,725
BlueLinx Holdings, Inc. (I)	756	1,625
Brenntag AG	143	21,715
Bunzl PLC	2,412	47,078
CAI International, Inc. (I)	502	11,832
Chaoyue Group, Ltd. (I)	45,000	2,900
Citic Resources Holdings, Ltd. (I)	11,500	1,294
Cramo OYJ	622	7,167
Daewoo International Corp.	296	9,102
DXP Enterprises, Inc. (I)	200	13,320
Emeco Holdings, Ltd.	4,324	1,100
Eqstra Holdings, Ltd.	4,732	2,902
Fastenal Company (L)	1,500	68,775
Finning International, Inc.	900	18,527
GATX Corp.	400	18,972
Grafton Group PLC	1,533	10,687
H&E Equipment Services, Inc.	470	9,903
Hanwa Company, Ltd.	2,000	7,603
Hudaco Industries, Ltd.	45	412
Inabata & Company, Ltd.	1,600	13,165
ITOCHU Corp.	5,600	64,659
Jacquet Metal Service	172	2,241
Japan Pulp & Paper Company, Ltd.	1,000	2,927
Kaman Corp.	200	6,912
Kanematsu Corp. (I)	5,000	5,596
Kloeckner & Company SE (I)	742	7,917
Kuroda Electric Company, Ltd.	300	3,996
Lavendon Group PLC	5,310	13,893
Lawson Products, Inc.	300	3,852
LG International Corp.	310	8,592
Marubeni Corp.	5,000	33,429
Mitsubishi Corp.	5,800	99,367
Mitsui & Company, Ltd., ADR (L)	300	75,729
MSC Industrial Direct Company, Inc., Class A	300	23,238
Nagase & Company, Ltd.	1,000	12,756
Noble Group, Ltd.	16,000	12,243
PaperlinX, Ltd. (I)	2,943	140
Ramirent OYJ	637	5,494
Reece Australia, Ltd.	862	18,780
Rexel SA	856	19,251
Rush Enterprises, Inc., Class A (I)	500	12,375
Russel Metals, Inc.	700	15,821
Samsung C&T Corp.	554	26,039
Seven Group Holdings, Ltd.	755	4,765
SIG PLC	6,281	16,222
SK Networks Company, Ltd.	860	4,829
Sumitomo Corp.	4,100	51,142

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
TAL International Group, Inc. (I)(L)	700	$30,499
Textainer Group Holdings, Ltd.	600	23,064
Titan Machinery, Inc. (I)	400	7,852
Toyota Tsusho Corp.	600	15,471
Travis Perkins PLC	1,035	22,997
United Rentals, Inc. (I)(L)	1,103	55,051
W.W. Grainger, Inc.	267	67,332
Watsco, Inc. (L)	400	33,584
WESCO International, Inc. (I)(L)	400	27,184
Wolseley PLC	1,878	86,919
		1,332,408
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	1,455	25,271
Airports of Thailand PCL	1,900	10,322
Anhui Expressway Company, Ltd., H Shares	4,000	1,901
Ansaldo STS SpA	546	5,279
Arteris SA	1,000	8,927
Atlantia SpA	1,339	21,750
Auckland International Airport, Ltd.	8,072	18,524
Australian Infrastructure Fund	5,379	54
BBA Aviation PLC	4,353	18,598
Beijing Capital International Airport
Company, Ltd., H Shares	26,000	16,985
CCR SA	2,900	23,082
China Merchants Holdings
International Company, Ltd.	6,458	20,056
COSCO Pacific, Ltd.	8,000	10,242
EcoRodovias Infraestrutura e Logistica SA	1,500	10,494
Flughafen Wien AG	263	15,044
Flughafen Zuerich AG	34	17,046
Groupe Eurotunnel SA	3,239	24,582
Grupo Aeroportuario del Sureste SAB
de CV, ADR	160	17,798
Hamburger Hafen und Logistik AG	130	2,781
Hopewell Highway Infrastructure, Ltd.	12,600	6,062
Jasa Marga Tbk PT	18,000	10,930
Jiangsu Expressway, Ltd., H Shares	10,000	10,324
Koninklijke Vopak NV	230	13,561
LLX Logistica SA (I)	587	263
Malaysia Airports Holdings BHD	3,300	6,591
Mitsubishi Logistics Corp.	1,000	13,967
Nissin Corp.	3,000	8,107
Novorossiysk Commercial Sea Port
PJSC, GDR	448	2,811
Port of Tauranga, Ltd.	651	6,997
Santos Brasil Participacoes SA	600	7,674
SATS, Ltd.	3,920	10,175
Shenzhen International Holdings, Ltd.	45,000	5,515
Sociedad Matriz SAAM SA	8,586	904
TAV Havalimanlari Holding AS	958	5,602
Transurban Group	4,457	27,494
Veripos, Inc.	152	460
Yuexiu Transport Infrastructure, Ltd.	5,640	2,844
Zhejiang Expressway Company, Ltd., H Shares	12,000	9,757
		418,774
		22,433,681
Information Technology - 8.9%
Communications Equipment - 0.9%
Accton Technology Corp.	15,535	9,596
ADTRAN, Inc.	500	12,305
ADVA Optical Networking SE (I)	1,343	6,750

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Aiphone Company, Ltd.	400	$6,557
Alcatel-Lucent (I)	11,778	21,352
Alcatel-Lucent, ADR (I)	1,300	2,366
Anaren, Inc. (I)	300	6,882
ARRIS Group, Inc. (I)	950	13,633
Aruba Networks, Inc. (I)(L)	900	13,824
Ascom Holding AG (I)	647	8,013
Aviat Networks, Inc. (I)	800	2,096
Axis Communications AB (L)	628	15,520
Bel Fuse, Inc., Class B	300	4,035
Black Box Corp.	200	5,064
Brocade Communications Systems, Inc. (I)(L)	4,000	23,040
BYD Electronic
International Company, Ltd. (I)	7,000	3,705
CalAmp Corp. (I)	821	11,987
Calix, Inc. (I)	600	6,060
Ceragon Networks, Ltd. (I)	362	1,162
Cisco Systems, Inc.	27,350	664,879
Comba Telecom Systems Holdings, Ltd. (I)	12,000	3,798
Comtech Telecommunications Corp. (L)	200	5,378
CyberTAN Technology, Inc.	5,000	4,146
D-Link Corp.	7,980	4,868
Digi International, Inc. (I)	500	4,685
DragonWave, Inc. (I)	700	2,017
EchoStar Corp., Class A (I)	500	19,555
Emulex Corp. (I)	1,300	8,476
EVS Broadcast Equipment SA	233	16,226
EXFO, Inc. (I)	55	245
Extreme Networks, Inc. (I)	1,700	5,865
F5 Networks, Inc. (I)	500	34,400
Finisar Corp. (I)(L)	600	10,170
Gemtek Technology Corp.	5,252	5,582
Gigaset AG (I)	1,047	831
Globecomm Systems, Inc. (I)	400	5,056
Grupo Ezentis SA (I)	9,929	1,512
Harmonic, Inc. (I)	1,700	10,795
Harris Corp.	1,000	49,250
HTC Corp.	2,661	21,133
ICOM, Inc.	300	7,263
Infinera Corp. (I)(L)	900	9,603
Ixia (I)	800	14,720
JDS Uniphase Corp. (I)	1,500	21,570
Juniper Networks, Inc. (I)	3,800	73,378
KVH Industries, Inc. (I)	200	2,662
Motorola Solutions, Inc.	1,361	78,571
NETGEAR, Inc. (I)(L)	500	15,270
Nokia OYJ (I)	11,802	43,961
Nokia OYJ, ADR (I)(L)	6,154	23,016
Oplink Communications, Inc. (I)	300	5,211
Pace PLC	2,180	8,045
Plantronics, Inc.	300	13,176
Polycom, Inc. (I)	1,300	13,702
QUALCOMM, Inc.	7,200	439,776
Research In Motion, Ltd. (I)(L)	2,300	24,231
Riverbed Technology, Inc. (I)	1,123	17,474
Sandvine Corp. (I)	1,900	3,794
Sonus Networks, Inc. (I)	200	602
Spirent Communications PLC	3,276	7,015
Symmetricom, Inc. (I)	900	4,041
TCL Communication
Technology Holdings, Ltd.	10,000	4,461
Telefonaktiebolaget LM Ericsson, A Shares	336	3,646
Telefonaktiebolaget LM Ericsson, B Shares	10,303	116,809

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Tellabs, Inc.	5,200	$10,296
TKH Group NV	170	4,366
Unizyx Holding Corp.	6,000	2,661
ViaSat, Inc. (I)(L)	400	28,584
VTech Holdings, Ltd.	1,000	15,105
Wi-LAN, Inc.	1,000	4,612
Wistron NeWeb Corp.	2,203	3,235
Zinwell Corp.	4,000	3,245
ZTE Corp., H Shares (I)	3,520	5,620
		2,082,535
Computers & Peripherals - 1.4%
3D Systems Corp. (I)(L)	600	26,340
Acer, Inc. (I)	10,287	7,361
Apple, Inc.	4,900	1,940,792
Asia Vital Components Company Ltd.	1,048	501
Asustek Computer, Inc.	2,011	17,205
Avid Technology, Inc. (I)	800	4,704
Bull SA (I)	1,340	4,242
Catcher Technology Company, Ltd.	1,720	8,888
Clevo Company	5,402	9,144
CMC Magnetics Corp. (I)	50,000	9,074
Compal Electronics, Inc.	16,575	9,278
Cray, Inc. (I)	400	7,856
Dell, Inc.	7,627	101,820
Diebold, Inc.	574	19,338
Eizo Corp.	100	2,151
Electronics for Imaging, Inc. (I)	500	14,145
EMC Corp.	8,495	200,652
Foxconn Technology Company, Ltd.	4,298	10,386
Gemalto NV (L)	679	61,479
Gigastorage Corp.	6,895	4,661
Hewlett-Packard Company	10,256	254,349
Imation Corp. (I)	600	2,538
Immersion Corp. (I)	300	3,975
Intermec, Inc. (I)(L)	1,300	12,779
Intevac, Inc. (I)	131	741
Inventec Corp.	21,337	11,838
Lenovo Group, Ltd.	28,000	25,283
Lexmark International, Inc., Class A (L)	765	23,386
Lite-On Technology Corp.	14,447	25,308
Logitech International SA	1,458	10,049
Micro-Star International Company, Ltd. (I)	7,642	3,980
Mitac International Corp.	14,559	5,208
NCR Corp. (I)	679	22,400
NEC Corp.	15,000	32,823
NetApp, Inc.	1,551	58,597
Pegatron Corp. (I)	10,642	17,607
Qisda Corp. (I)	11,000	2,476
QLogic Corp. (I)	1,000	9,560
Quanta Computer, Inc.	8,080	17,407
Rimage Corp.	200	1,678
Ritek Corp. (I)	45,359	8,487
SanDisk Corp. (I)	1,500	91,650
Seagate Technology PLC	2,300	103,109
Silicon Graphics International Corp. (I)	600	8,028
STEC, Inc. (I)(L)	700	4,704
Stratasys, Ltd. (I)	119	9,965
Super Micro Computer, Inc. (I)	200	2,128
Synaptics, Inc. (I)(L)	500	19,280
Western Digital Corp.	2,000	124,180
Wincor Nixdorf AG	298	16,114

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers & Peripherals (continued)
Wistron Corp.	14,360	$14,428
		3,404,072
Electronic Equipment, Instruments & Components - 0.9%
Agilysys, Inc. (I)	300	3,387
Alps Electric Company, Ltd.	1,200	8,979
Amphenol Corp., Class A	965	75,212
Anixter International, Inc. (I)	300	22,743
Anritsu Corp.	1,000	11,849
Arrow Electronics, Inc. (I)	900	35,865
AU Optronics Corp. (I)	11,000	3,961
AU Optronics Corp., ADR (I)	4,523	15,650
Avnet, Inc. (I)	1,200	40,320
AVX Corp.	1,300	15,275
Badger Meter, Inc.	200	8,910
Barco NV (I)	80	6,456
Benchmark Electronics, Inc. (I)	700	14,070
Canon Electronics, Inc.	200	3,658
Career Technology MFG. Company, Ltd.	3,000	2,803
Celestica, Inc. (I)	1,400	13,192
Checkpoint Systems, Inc. (I)	600	8,514
Cheng Uei Precision Industry Company, Ltd.	5,253	10,329
Chin-Poon Industrial Company, Ltd.	9,000	13,159
China Aerospace International Holdings, Ltd.	76,000	8,546
Chroma ATE, Inc.	2,080	3,524
Chunghwa Picture Tubes, Ltd. (I)	29,162	1,693
Citizen Holdings Company, Ltd.	1,800	10,088
Cognex Corp.	400	18,088
Coherent, Inc.	260	14,318
Compeq Manufactuing Company	5,000	2,186
Corning, Inc.	9,800	139,454
CTS Corp.	400	5,456
Daeduck Electronics Company	100	828
Daiwabo Holdings Company, Ltd.	5,000	7,739
Daktronics, Inc.	800	8,208
Datalogic SpA	499	4,280
DataTec, Ltd.	2,172	12,100
Delta Electronics, Inc.	6,241	28,239
Digital China Holdings, Ltd.	6,000	7,136
Diploma PLC	2,172	18,561
Dolby Laboratories, Inc., Class A (L)	500	16,725
Domino Printing Sciences PLC	631	5,987
DTS, Inc. (I)	353	7,265
Electro Rent Corp.	500	8,395
Electro Scientific Industries, Inc.	400	4,304
Electrocomponents PLC	2,084	7,746
Elite Material Company	5,123	4,494
Everlight Electronics Company, Ltd.	3,000	4,897
Evertz Technologies, Ltd.	154	2,167
FEI Company	500	36,495
FLIR Systems, Inc.	1,079	29,101
FUJIFILM Holdings Corp.	2,100	46,271
GSI Group, Inc. (I)	459	3,690
Halma PLC	2,484	19,080
HannStar Display Corp. (I)	45,000	19,098
Hexagon AB	1,811	48,299
Hi Sun Technology China, Ltd. (I)	15,000	2,251
Hirose Electric Company, Ltd.	100	13,190
Hitachi, Ltd.	1,000	6,424
Hitachi, Ltd., ADR	1,400	90,384
Holy Stone Enterprise Company, Ltd. (I)	7,643	7,564
Hon Hai Precision Industry Company, Ltd.	31,018	76,249
Horiba, Ltd.	400	14,621
Hosiden Corp.	1,100	6,147

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Hoya Corp.	1,200	$24,622
Ibiden Company, Ltd.	900	14,040
Inficon Holding AG (I)	15	4,442
Ingenico SA	283	18,785
Ingram Micro, Inc., Class A (I)	1,050	19,940
Innolux Corp. (I)	34,489	17,034
Insight Enterprises, Inc. (I)	400	7,096
Inspur International, Ltd.	45,000	1,818
IPG Photonics Corp. (L)	400	24,292
Itron, Inc. (I)(L)	600	25,458
Jabil Circuit, Inc.	2,000	40,760
Jenoptik AG	706	8,725
Ju Teng International Holdings, Ltd.	10,000	4,663
Keyence Corp.	120	38,298
Kingboard Chemical Holdings, Ltd.	5,400	11,076
Kingboard Laminates Holdings, Ltd.	16,000	6,292
Koa Corp.	800	6,906
Kudelski SA	786	9,734
Kyocera Corp., ADR	600	61,050
Laird PLC	1,534	4,141
LEM Holding SA	8	5,150
LG Display Company, Ltd. (I)	1,140	27,410
LG Display Company, Ltd., ADR (I)(L)	600	7,122
LG Innotek Company, Ltd. (I)	123	9,757
Littelfuse, Inc.	300	22,383
Measurement Specialties, Inc. (I)	300	13,959
Mercury Computer Systems, Inc. (I)	500	4,610
Methode Electronics, Inc.	400	6,804
Micronic Laser Systems AB (I)	2,274	4,590
Mitsumi Electric Company, Ltd. (I)	800	5,575
Molex, Inc. (L)	900	26,406
Molex, Inc., Class A	500	12,430
MTS Systems Corp. (L)	200	11,320
Multi-Fineline Electronix, Inc. (I)	300	4,443
Murata Manufacturing Company, Ltd.	600	45,680
Nan Ya Printed Circuit Board Corp.	2,000	2,595
National Instruments Corp.	850	23,749
Newport Corp. (I)	400	5,572
Nichicon Corp.	100	960
Nihon Dempa Kogyo Company, Ltd.	200	1,882
Nippon Ceramic Company, Ltd.	100	1,317
Nippon Chemi-Con Corp. (I)	1,000	3,832
Nippon Electric Glass Company, Ltd.	2,000	9,741
Omron Corp.	1,000	29,840
OSI Systems, Inc. (I)	400	25,768
Pan-International Industrial (I)	5,000	3,869
PAR Technology Corp. (I)	200	806
Park Electrochemical Corp.	400	9,604
Plexus Corp. (I)	500	14,945
Power-One, Inc. (I)	1,200	7,584
Premier Farnell PLC	4,968	15,257
Pulse Electronics Corp. (I)	79	207
Radisys Corp. (I)	200	962
RealD, Inc. (I)	7	97
Richardson Electronics, Ltd.	300	3,522
Rofin-Sinar Technologies, Inc. (I)	100	2,494
Rogers Corp. (I)	300	14,196
Samsung Electro-Mechanics Company, Ltd.	285	21,617
Samsung SDI Company, Ltd.	204	24,226
Sanmina Corp. (I)	1,300	18,655
ScanSource, Inc. (I)	300	9,600
SMK Corp.	1,000	2,822

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Spectris PLC	1,322	$38,300
Star Micronics Company, Ltd.	1,000	10,845
SYNNEX Corp. (I)(L)	700	29,596
Synnex Technology International Corp.	6,045	7,863
TDK Corp., ADR	669	23,188
TE Connectivity, Ltd.	1,877	85,479
Tech Data Corp. (I)	400	18,836
Trimble Navigation, Ltd. (I)	1,600	41,616
TTM Technologies, Inc. (I)	1,300	10,920
Unimicron Technology Corp.	12,000	11,420
Vaisala OYJ	274	7,040
Venture Corp., Ltd.	2,000	11,436
Vishay Intertechnology, Inc. (I)(L)	1,500	20,835
Vishay Precision Group, Inc. (I)	250	3,785
WPG Holdings Company, Ltd.	6,429	7,576
Yageo Corp. (I)	19,000	6,399
Young Fast Optoelectronics Company, Ltd.	1,099	1,826
		2,235,110
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (I)	1,019	43,358
AOL, Inc. (I)	666	24,296
Blucora, Inc. (I)	300	5,562
comScore, Inc. (I)	500	12,195
CoStar Group, Inc. (I)	221	28,524
Dealertrack Technologies, Inc. (I)	400	14,172
Dena Company, Ltd.	400	7,804
Dice Holdings, Inc. (I)	1,000	9,210
Digital River, Inc. (I)	600	11,262
EarthLink, Inc.	800	4,968
eBay, Inc. (I)	5,600	289,632
Equinix, Inc. (I)	354	65,391
Google, Inc., Class A (I)	1,100	968,407
IAC/InterActiveCorp	600	28,536
Internap Network Services Corp. (I)	800	6,616
Limelight Networks, Inc. (I)	2,200	4,950
Monster Worldwide, Inc. (I)	1,600	7,856
Move, Inc. (I)	625	8,013
Net Entertainment NE AB (I)	203	2,864
NHN Corp.	96	24,462
NIC, Inc.	800	13,224
Open Text Corp.	400	27,346
Opera Software ASA	999	7,752
Perficient, Inc. (I)	500	6,670
QuinStreet, Inc. (I)	500	4,315
Rackspace Hosting, Inc. (I)(L)	800	30,312
RealNetworks, Inc. (I)	700	5,292
Saba Software, Inc. (I)	800	7,800
support.com, Inc. (I)	600	2,742
TechTarget, Inc. (I)	289	1,292
Telecity Group PLC	1,389	21,468
Tencent Holdings, Ltd.	2,800	110,198
United Internet AG	711	20,039
United Online, Inc.	1,300	9,854
ValueClick, Inc. (I)	900	22,212
VeriSign, Inc. (I)	900	40,194
VistaPrint NV (I)	329	16,243
Web.com Group, Inc. (I)(L)	700	17,920
WebMD Health Corp. (I)	400	11,748
XO Group, Inc. (I)	300	3,360
Yahoo Japan Corp.	42	20,754
Yahoo!, Inc. (I)	6,103	153,246

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Zix Corp. (I)	200	$846
		2,122,905
IT Services - 1.6%
Accenture PLC, Class A	2,500	179,900
Acxiom Corp. (I)	900	20,412
Alliance Data Systems Corp. (I)	300	54,309
Alten SA	166	5,661
Altran Technologies SA (I)	1,410	9,758
Amadeus IT Holding SA, A Shares	1,481	47,310
Amdocs, Ltd.	1,400	51,926
Anite PLC	600	1,242
Atea ASA	1,060	10,715
AtoS	210	15,586
Automatic Data Processing, Inc.	2,126	146,396
Bechtle AG	182	8,335
Broadridge Financial Solutions, Inc.	1,200	31,896
CACI International, Inc., Class A (I)(L)	300	19,047
Cap Gemini SA	967	47,012
Cardtronics, Inc. (I)	200	5,520
Cass Information Systems, Inc.	121	5,578
CGI Group, Inc., Class A (I)	1,200	35,143
CIBER, Inc. (I)	1,400	4,676
Cielo SA	1,680	42,103
Cognizant Technology
Solutions Corp., Class A (I)	1,100	68,871
Computacenter PLC	900	6,097
Computer Sciences Corp.	1,400	61,278
Computershare, Ltd.	1,852	17,283
Convergys Corp.	1,600	27,888
CoreLogic, Inc. (I)	800	18,536
CSE Global, Ltd.	12,000	8,068
CSG Systems International, Inc.	400	8,680
DST Systems, Inc.	400	26,132
Euronet Worldwide, Inc. (I)	830	26,444
ExlService Holdings, Inc. (I)	284	8,395
Fidelity National Information Services, Inc.	2,600	111,384
Fiserv, Inc. (I)	1,147	100,259
FleetCor Technologies, Inc. (I)	500	40,650
Forrester Research, Inc.	300	11,007
Fujitsu, Ltd.	7,000	28,941
Gartner, Inc. (I)	600	34,194
Genpact, Ltd.	2,400	46,176
Global Cash Access Holdings, Inc. (I)	1,000	6,260
Global Payments, Inc.	500	23,160
Groupe Steria SA	723	9,959
HCL Infosystems, Ltd. (I)	2,958	1,643
Heartland Payment Systems, Inc.	500	18,625
HIQ International AB (I)	1,776	8,923
IBM Corp.	4,400	840,884
iGATE Corp. (I)	650	10,673
Indra Sistemas SA	937	12,071
Infosys, Ltd.	200	8,357
Infosys, Ltd., ADR (L)	825	33,982
Iress, Ltd.	112	764
IT Holdings Corp.	300	3,987
Jack Henry & Associates, Inc.	900	42,417
Lender Processing Services, Inc.	800	25,880
Lionbridge Technologies, Inc. (I)	600	1,740
ManTech International Corp., Class A (L)	300	7,836
Mastercard, Inc., Class A	400	229,800
ModusLink Global Solutions, Inc. (I)	200	636
MoneyGram International, Inc. (I)	175	3,964
Mphasis, Ltd.	1,153	7,208

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
NET One Systems Company, Ltd.	600	$4,641
NeuStar, Inc., Class A (I)	675	32,859
Nomura Research Institute, Ltd.	600	19,582
NS Solutions Corp.	300	5,605
NTT Data Corp.	4	14,198
Ordina NV (I)	210	350
Otsuka Corp.	100	11,129
Panasonic Information Systems	100	2,272
Paychex, Inc. (L)	1,665	60,806
Rolta India, Ltd.	3,026	3,125
SAIC, Inc. (L)	3,375	47,014
SCSK Corp.	220	4,247
SMS Management & Technology, Ltd.	1,494	6,192
Sykes Enterprises, Inc. (I)	600	9,456
Syntel, Inc.	500	31,435
Tata Consultancy Services, Ltd.	1,202	30,757
Teradata Corp. (I)	1,000	50,230
The Hackett Group, Inc.	1,000	5,190
The Western Union Company (L)	3,134	53,623
Tieto OYJ	537	10,217
TKC Corp.	200	3,609
Total Systems Services, Inc.	1,500	36,720
Travelsky Technology, Ltd., H Shares	12,000	7,603
Unisys Corp. (I)	500	11,035
VeriFone Systems, Inc. (I)	692	11,633
Virtusa Corp. (I)	200	4,432
Visa, Inc., Class A	2,800	511,700
WEX, Inc. (I)	300	23,010
Wipro, Ltd.	741	4,348
Wipro, Ltd., ADR (L)	1,844	13,424
Wire Card AG	551	15,013
Xchanging PLC	4,028	7,736
		3,744,768
Office Electronics - 0.1%
Brother Industries, Ltd.	1,000	11,264
Canon, Inc., ADR (L)	3,000	98,610
Konica Minolta Holdings, Inc.	2,500	18,882
Neopost SA	327	21,616
Ricoh Company, Ltd.	4,000	47,599
Riso Kagaku Corp.	200	4,442
Toshiba TEC Corp.	1,000	5,395
Xerox Corp.	10,459	94,863
Zebra Technologies Corp., Class A (I)	500	21,720
		324,391
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Energy Industries, Inc. (I)	400	6,964
Advanced Micro Devices, Inc. (I)(L)	4,400	17,952
Advanced Semiconductor Engineering, Inc.	14,060	11,740
Advantest Corp.	700	11,479
Aixtron SE NA (I)	785	13,189
Altera Corp.	1,600	52,784
Amkor Technology, Inc. (I)(L)	2,800	11,788
AMS AG	167	12,329
Analog Devices, Inc.	1,220	54,973
Applied Materials, Inc.	6,200	92,442
Applied Micro Circuits Corp. (I)	900	7,920
ARM Holdings PLC, ADR	1,516	54,849
ASM International NV (I)	872	29,306
ASM Pacific Technology, Ltd.	1,100	12,101
ASML Holding NV	1,011	79,317
ASML Holding NV, ADR	345	27,290
Atmel Corp. (I)	3,600	26,460

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
ATMI, Inc. (I)	400	$9,460
Avago Technologies, Ltd.	1,581	59,098
AXT, Inc. (I)	800	2,160
BE Semiconductor Industries NV	812	8,382
Broadcom Corp., Class A	2,200	74,272
Brooks Automation, Inc.	1,100	10,703
Cabot Microelectronics Corp. (I)(L)	300	9,903
Cirrus Logic, Inc. (I)	219	3,802
Cohu, Inc.	300	3,750
Cree, Inc. (I)	1,100	70,246
CSR PLC	763	6,227
CSR PLC, ADR	103	3,348
Cypress Semiconductor Corp. (I)	711	7,629
Dialog Semiconductor PLC (I)	447	5,590
Diodes, Inc. (I)	700	18,179
Disco Corp.	100	6,907
Dongbu HiTek Company, Ltd. (I)	260	1,557
DSP Group, Inc. (I)	300	2,493
Elan Microelectronics Corp. (I)	5,050	11,299
Entegris, Inc. (I)	1,700	15,963
Epistar Corp. (I)	6,000	10,475
Exar Corp. (I)	600	6,462
Fairchild Semiconductor International, Inc. (I)	1,500	20,700
First Solar, Inc. (I)	500	22,365
Forhouse Corp.	7,000	3,020
FormFactor, Inc. (I)	945	6,379
GCL-Poly Energy Holdings, Ltd. (I)	47,596	10,209
Gintech Energy Corp. (I)	5,301	4,934
GSI Technology, Inc. (I)	800	5,056
GT Advanced Technologies, Inc. (I)(L)	700	2,905
Hansol Technics Company, Inc. (I)	341	6,983
Hittite Microwave Corp. (I)	300	17,400
Infineon Technologies AG	2,691	22,514
Infineon Technologies AG, ADR (L)	1,444	12,043
Inotera Memories, Inc. (I)	13,000	6,709
Integrated Device Technology, Inc. (I)	800	6,352
Integrated Silicon Solution, Inc. (I)	500	5,480
Intel Corp.	24,519	593,850
International Rectifier Corp. (I)	900	18,846
Intersil Corp., Class A	1,600	12,512
IXYS Corp.	300	3,318
KLA-Tencor Corp.	1,600	89,168
Kontron AG	927	4,225
Kulicke & Soffa Industries, Inc. (I)	1,200	13,272
Lam Research Corp. (I)	1,402	62,165
Linear Technology Corp.	1,259	46,382
LSI Corp. (I)	4,384	31,302
Macronix International	28,304	6,536
Marvell Technology Group, Ltd.	4,500	52,695
Maxim Integrated Products, Inc.	2,000	55,560
MediaTek, Inc.	4,026	46,539
Mellanox Technologies, Ltd. (I)	228	11,286
Microchip Technology, Inc. (L)	1,100	40,975
Micron Technology, Inc. (I)	9,700	139,001
Micronas Semiconductor Holding AG (I)	171	1,241
Microsemi Corp. (I)	900	20,475
Mindspeed Technologies, Inc. (I)	200	648
MKS Instruments, Inc.	400	10,616
Monolithic Power Systems, Inc.	300	7,233
MoSys, Inc. (I)	500	2,010
Nanometrics, Inc. (I)(L)	400	5,868
Nanya Technology Corp. (I)	27,181	5,234
Nordic Semiconductor ASA (I)(L)	2,682	8,257

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Novatek Microelectronics Corp., Ltd.	4,000	$19,287
NVIDIA Corp.	5,400	75,762
OmniVision Technologies, Inc. (I)(L)	600	11,190
ON Semiconductor Corp. (I)	3,200	25,856
OptoTech Corp.	9,000	3,374
Pericom Semiconductor Corp. (I)	400	2,848
Photronics, Inc. (I)(L)	1,000	8,060
PMC-Sierra, Inc. (I)	1,900	12,065
Powertech Technology, Inc.	6,300	11,736
Realtek Semiconductor Corp. (I)	4,161	9,838
Renewable Energy Corp. ASA (I)	5,803	2,130
RF Micro Devices, Inc. (I)	3,400	18,190
Richtek Technology Corp.	1,050	4,667
Rohm Company, Ltd.	700	28,236
Rubicon Technology, Inc. (I)	400	3,204
Rudolph Technologies, Inc. (I)	600	6,720
Samsung Electronics Company, Ltd.	322	377,925
Sanken Electric Company, Ltd.	1,000	4,709
Semiconductor
Manufacturing International Corp. (I)	265,000	19,515
Semtech Corp. (I)	400	14,012
Shinko Electric Industries Company, Ltd.	800	9,375
Sigma Designs, Inc. (I)	900	4,545
Sigurd Microelectronics Corp. (I)	12,000	9,723
Silicon Image, Inc. (I)	400	2,340
Silicon Laboratories, Inc. (I)	400	16,564
Siliconware Precision Industries Company
(Taiwan Exchange)	18,000	22,539
Siliconware Precision Industries
Company, ADR (I)	212	1,329
SK Hynix, Inc. (I)	1,570	42,804
Skyworks Solutions, Inc. (I)	1,100	24,079
SMA Solar Technology AG	59	1,758
SOITEC (I)	1,651	4,872
Solarworld AG (I)	724	431
Sonix Technology Company, Ltd.	5,000	7,158
Spansion, Inc., Class A (I)	900	11,268
STMicroelectronics NV (L)	3,889	34,779
Sumco Corp.	900	9,917
Supertex, Inc.	100	2,391
Taiwan Semiconductor
Manufacturing Company, Ltd.	66,530	240,772
Teradyne, Inc. (I)(L)	1,912	33,594
Texas Instruments, Inc.	4,400	153,428
Tokyo Electron, Ltd.	600	30,373
Tokyo Seimitsu Company, Ltd.	200	4,455
Tower Semiconductor, Ltd. (I)	166	778
TriQuint Semiconductor, Inc. (I)	2,600	18,018
Tyntek Corp. (I)	8,405	1,894
Ultra Clean Holdings (I)	400	2,420
Ultratech, Inc. (I)	200	7,344
ULVAC, Inc. (I)	300	2,378
Unisem Malaysia BHD	50	15
United Microelectronics Corp.	67,620	32,494
Veeco Instruments, Inc. (I)(L)	600	21,252
Volterra Semiconductor Corp. (I)	300	4,236
Wolfson Microelectronics PLC (I)	1,312	3,165
Xilinx, Inc.	1,700	67,337
		3,802,200
Software - 1.5%
Absolute Software Corp.	200	1,299
Accelrys, Inc. (I)	100	840
Activision Blizzard, Inc.	2,300	32,798

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Adobe Systems, Inc. (I)	2,484	$113,171
Advent Software, Inc.	400	14,024
ANSYS, Inc. (I)	600	43,860
Aspen Technology, Inc. (I)	646	18,598
Asseco Poland SA	707	9,054
Autodesk, Inc. (I)	1,400	47,516
Aveva Group PLC	375	12,891
Blackbaud, Inc.	700	22,799
BMC Software, Inc. (I)	900	40,626
Bottomline Technologies, Inc. (I)	300	7,587
CA, Inc.	2,000	57,260
Cadence Design Systems, Inc. (I)	2,100	30,408
Citrix Systems, Inc. (I)	900	54,297
CommVault Systems, Inc. (I)	307	23,298
Computer Modelling Group, Ltd.	240	5,292
Compuware Corp.	2,436	25,213
Concur Technologies, Inc. (I)(L)	700	56,966
Cyberlink Corp.	1,612	5,361
Dassault Systemes SA	135	16,514
DTS Corp.	500	7,275
DuzonBlzon Company, Ltd.	520	5,536
Ebix, Inc.	600	5,556
Electronic Arts, Inc. (I)	2,800	64,316
EPIQ Systems, Inc.	400	5,388
ePlus, Inc.	100	5,989
Exact Holdings NV	78	1,662
FactSet Research Systems, Inc. (L)	300	30,582
Fair Isaac Corp.	400	18,332
FalconStor Software, Inc. (I)	800	1,096
Fidessa Group PLC	252	7,394
Financial Technologies India, Ltd.	236	3,066
Fortinet, Inc. (I)	800	14,000
Industrial & Financial Systems AB	283	4,578
Informatica Corp. (I)	600	20,988
Interactive Intelligence Group (I)	200	10,320
Intuit, Inc.	1,200	73,236
Kingdee International Software
Group Company, Ltd. (I)	12,000	2,217
Kingsoft Corp., Ltd.	12,000	19,676
Kofax PLC (I)	695	3,595
Manhattan Associates, Inc. (I)	115	8,873
Mentor Graphics Corp.	1,500	29,325
Micro Focus International PLC	390	4,200
MICROS Systems, Inc. (I)(L)	500	21,575
Microsoft Corp.	28,908	998,193
Monotype Imaging Holdings, Inc.	600	15,246
NCSoft Corp.	98	13,833
Netscout Systems, Inc. (I)	600	14,004
NetSuite, Inc. (I)(L)	397	36,421
NICE Systems, Ltd., ADR	349	12,875
Nintendo Company, Ltd.	300	35,394
NSD Company, Ltd.	400	4,133
Nuance Communications, Inc. (I)(L)	2,100	38,598
OBIC Business Consultants, Ltd.	50	2,760
Oracle Corp.	14,254	437,883
Oracle Financial Services Software, Ltd. (I)	194	8,811
PROS Holdings, Inc. (I)	700	20,965
PTC, Inc. (I)	1,200	29,436
Red Hat, Inc. (I)	1,035	49,494
RM PLC	1,719	1,703
Rosetta Stone, Inc. (I)	300	4,422
Rovi Corp. (I)	900	20,556
Sage Group Plc/the	7,812	40,516

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Salesforce.com, Inc. (I)(L)	2,000	$76,360
SAP AG	1,012	74,105
SAP AG, ADR	1,688	122,937
SDL PLC	846	3,698
Seachange International, Inc. (I)	300	3,513
SimCorp A/S (I)	510	15,129
SolarWinds, Inc. (I)	600	23,286
Solera Holdings, Inc.	500	27,825
Square Enix Company, Ltd.	400	4,826
SS&C Technologies Holdings, Inc. (I)	800	26,320
Symantec Corp.	3,500	78,645
Synopsys, Inc. (I)	1,200	42,900
Take-Two Interactive Software, Inc. (I)	1,019	15,254
TeleCommunication Systems, Inc., Class A (I)	300	699
Temenos Group AG (I)	448	10,894
The Descartes Systems Group, Inc. (I)	600	6,909
TIBCO Software, Inc. (I)	800	17,120
Totvs SA	500	7,787
Trend Micro, Inc.	500	15,882
Tyler Technologies, Inc. (I)	500	34,275
UBISOFT Entertainment SA (I)	662	8,639
Unit4 NV	323	10,463
Verint Systems, Inc. (I)	200	7,094
VMware, Inc., Class A (I)	400	26,796
		3,455,046
		21,171,027
Materials - 4.6%
Chemicals - 2.0%
A. Schulman, Inc.	500	13,410
Aeci, Ltd.	576	6,673
African Oxygen, Ltd.	1,477	3,137
Agrium, Inc. (L)	500	43,349
Air Liquide SA	771	94,850
Air Products & Chemicals, Inc.	1,024	93,768
Air Water, Inc.	1,000	14,087
Airgas, Inc.	800	76,368
Akzo Nobel NV	1,480	83,133
Albemarle Corp.	700	43,603
Alent PLC	3,162	15,695
American Vanguard Corp.	200	4,686
Arkema SA	492	44,923
Asahi Kasei Corp.	5,000	33,075
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	6,575
Ashland, Inc.	900	75,150
Asia Polymer Corp.	2,400	1,787
Axiall Corp.	641	27,294
Balchem Corp.	100	4,475
Barito Pacific Tbk PT (I)	49,500	1,941
BASF SE	2,564	228,999
Batu Kawan BHD	1,600	9,453
Cabot Corp.	600	22,452
Capro Corp.	180	1,039
Celanese Corp., Series A	1,000	44,800
CF Industries Holdings, Inc.	438	75,117
Cheil Industries, Inc.	295	23,040
Chemtura Corp. (I)	1,400	28,420
China BlueChemical, Ltd., H Shares	18,000	10,877
China Lumena New Materials Corp.	26,000	4,820
China Manmade Fibers Corp. (I)	5,000	1,851
China Petrochemical Development Corp.	13,700	6,944
Chr Hansen Holding A/S	448	15,326

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ciech SA (I)	754	$5,471
Clariant AG (I)	2,144	30,134
Coromandel International, Ltd.	62	192
Croda International PLC	768	29,015
Cytec Industries, Inc.	600	43,950
Daicel Corp.	2,000	17,526
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	4,375
DIC Corp.	3,000	7,503
Dongyue Group	5,000	1,989
DuluxGroup, Ltd.	2,418	9,296
E.I. du Pont de Nemours & Company	3,700	194,250
Eastman Chemical Company	1,144	80,091
Ecolab, Inc.	1,300	110,747
EID Parry India, Ltd.	32	72
Elementis PLC	3,596	12,040
Essentra PLC	3,088	32,876
Eternal Chemical Company, Ltd.	9,922	8,358
Everlight Chemical Industrial Corp.	10,395	7,144
Fertilizantes Heringer SA (I)	200	733
FMC Corp.	1,000	61,060
Formosa Chemicals & Fibre Corp.	8,390	20,486
Formosa Plastics Corp.	13,470	32,478
Frutarom Industries, Ltd.	570	8,604
Fuchs Petrolub AG	145	9,819
Fufeng Group, Ltd. (I)	12,000	3,849
Givaudan AG (I)	43	55,526
Grand Pacific Petrochemical Corp.	14,000	8,146
Gurit Holding AG (I)	8	3,425
H&R AG (I)	165	1,859
H.B. Fuller Company	600	22,686
Hanwha Chemical Corp.	600	8,718
Hawkins, Inc. (L)	200	7,878
Hexpol AB	75	4,875
Hitachi Chemical, Ltd.	400	6,264
Ho Tung Chemical Corp. (I)	10,035	4,343
Huchems Fine Chemical Corp.	244	3,915
Huntsman Corp.	2,000	33,120
Hyosung Corp.	25	1,284
Incitec Pivot, Ltd.	9,678	25,194
Innophos Holdings, Inc.	100	4,717
International Flavors & Fragrances, Inc.	500	37,580
Intrepid Potash, Inc.	600	11,430
Israel Chemicals, Ltd.	1,355	13,350
Johnson Matthey PLC	1,154	46,215
JSR Corp.	800	16,183
K&S AG	621	22,921
Kansai Paint Company, Ltd.	1,000	12,766
Kolon Corp.	64	1,187
Kolon Industries, Inc.	208	8,781
Koninklijke DSM NV	744	48,405
Koninklijke Ten Cate NV	100	2,345
Kraton Performance Polymers, Inc. (I)	400	8,480
Kronos Worldwide, Inc.	400	6,496
Kumho Petrochemical Company, Ltd.	90	6,462
Kuraray Company, Ltd.	1,800	25,267
Kureha Corp.	1,000	3,176
Landec Corp. (I)	300	3,963
Lanxess AG	523	31,437
Lee & Man Chemical Company, Ltd.	2,000	852
LG Chem, Ltd.	142	31,278
Linde AG	632	117,681
Lintec Corp.	100	1,806

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Lotte Chemical Corp.	57	$7,083
LSB Industries, Inc. (I)	200	6,082
LyondellBasell Industries NV, Class A	773	51,219
Methanex Corp.	500	21,418
Mexichem SAB de CV	4,727	19,601
Migao Corp. (L)	1,200	1,255
Minerals Technologies, Inc.	400	16,536
Mitsubishi Chemical Holdings Corp.	8,000	37,593
Mitsubishi Gas & Chemicals Company, Inc.	1,000	7,351
Mitsui Chemicals, Inc.	6,000	13,553
Monsanto Company	2,200	217,360
Nan Ya Plastics Corp.	14,870	31,173
NewMarket Corp.	100	26,256
Nissan Chemical Industries, Ltd.	1,000	13,472
Nitto Denko Corp.	400	25,734
NOF Corp.	1,000	5,631
Nufarm, Ltd.	1,560	6,639
Nuplex Industries, Ltd.	4,226	9,442
OCI Company, Ltd.	93	10,851
Okamoto Industries, Inc.	2,000	6,113
Olin Corp.	760	18,179
Omnia Holdings, Ltd.	85	1,575
OMNOVA Solutions, Inc. (I)	1,200	9,612
Orica, Ltd.	1,427	26,825
Penford Corp. (I)	100	1,339
Petronas Chemicals Group BHD	2,800	5,846
PolyOne Corp.	1,326	32,858
Potash Corp. of Saskatchewan, Inc.	2,200	83,925
PPG Industries, Inc.	595	87,114
Praxair, Inc.	1,199	138,077
PTT Global Chemical PCL	5,614	12,490
Quaker Chemical Corp.	100	6,201
Rockwood Holdings, Inc.	600	38,418
RPM International, Inc.	1,300	41,522
Sakai Chemical Industry Company, Ltd.	1,000	2,672
Samsung Fine Chemicals Company, Ltd.	232	8,563
Sanyo Chemical Industries, Ltd.	1,000	6,265
Sensient Technologies Corp.	300	12,141
Shin-Etsu Chemical Company, Ltd.	1,300	86,259
Showa Denko KK	5,000	6,605
Sigma-Aldrich Corp. (L)	800	64,288
Sika AG	13	33,564
Sinofert Holdings, Ltd.	34,000	5,674
SK Chemicals Company, Ltd.	103	3,662
Sociedad Quimica y Minera de
Chile SA, ADR	243	9,817
Solvay SA	301	39,377
Stella Chemifa Corp.	200	3,126
Stepan Company	200	11,122
Sumitomo Chemical Company, Ltd.	8,645	27,200
Symrise AG	434	17,523
Syngenta AG	18	7,020
Syngenta AG, ADR (L)	1,485	115,622
Synthos SA	9,279	12,715
Taekwang Industrial Company, Ltd.	5	4,185
Taiyo Holdings Company, Ltd.	100	3,237
Taiyo Nippon Sanso Corp.	2,000	13,855
Takasago International Corp.	1,000	4,779
Teijin, Ltd.	6,000	13,190
Tessenderlo Chemie NV (I)	18	0
Tessenderlo Chemie NV	221	5,579
The Dow Chemical Company	7,076	227,635
The Mosaic Company	1,500	80,715

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
The Scotts Miracle-Gro Company, Class A (L)	500	$24,155
The Sherwin-Williams Company	400	70,640
Tikkurila OYJ	323	7,291
Toda Kogyo Corp.	1,000	2,602
Tokai Carbon Company, Ltd.	2,000	5,304
Tokuyama Corp. (L)	2,000	6,373
Toray Industries, Inc.	4,000	25,895
Toyobo Company, Ltd.	10,000	15,227
Ube Industries, Ltd.	5,000	9,277
Umicore SA	650	27,001
United Phosphorus, Ltd.	3,143	7,192
Uralkali OJSC, GDR	899	29,669
Valspar Corp.	600	38,802
Victrex PLC	784	18,398
W.R. Grace & Company (I)	500	42,020
Wacker Chemie AG	99	7,450
Westlake Chemical Corp.	400	38,564
Yara International ASA	496	19,778
Yingde Gases	9,000	8,227
Yushiro Chemical Industry Company, Ltd.	300	2,869
Zep, Inc.	400	6,332
Zoltek Companies, Inc. (I)	800	10,328
		4,831,313
Construction Materials - 0.4%
ACC, Ltd.	460	9,462
Adana Cimento Sanayii TAS, Class A	1,960	4,314
Adelaide Brighton, Ltd.	4,590	13,803
Ambuja Cements, Ltd.	4,724	14,749
Anhui Conch Cement Company, Ltd.,
H Shares	7,500	20,067
Asia Cement Corp.	7,000	8,537
Boral, Ltd.	4,267	16,314
Buzzi Unicem SpA	1,110	16,673
Cementir SpA	447	1,253
Cementos Portland Valderrivas SA (I)	444	2,340
Cemex SAB de CV, ADR (I)	7,874	83,307
Chia Hsin Cement Corp.	15,149	7,180
China National Building Material
Company, Ltd., H Shares	14,000	12,463
China Shanshui Cement Group, Ltd.	20,000	8,891
Corp Moctezuma SAB de CV	4,000	12,441
CRH PLC, ADR	3,666	74,456
Eagle Materials, Inc.	700	46,389
Fletcher Building, Ltd.	3,415	22,273
Goldsun Development &
Construction Company, Ltd.	20,786	8,225
Grasim Industries, Ltd.	106	5,028
Hanil Cement Company, Ltd.	6	266
Headwaters, Inc. (I)	1,000	8,840
HeidelbergCement AG	774	52,040
Holcim Indonesia Tbk PT	28,500	7,018
Holcim, Ltd. (I)	1,304	90,996
Imerys SA	268	16,422
India Cements, Ltd.	2,973	2,851
Indocement Tunggal Prakarsa Tbk PT	5,500	13,476
Italcementi SpA	699	4,465
James Hardie Industries PLC, ADR	600	25,872
Lafarge Malayan Cement BHD	1,200	3,860
Lafarge SA (L)	1,192	72,910
Martin Marietta Materials, Inc. (L)	400	39,368
Nuh Cimento Sanayi AS	584	3,749
PPC, Ltd.	4,312	12,975
RHI AG	89	3,097

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Sa des Ciments Vicat	137	$8,478
Semen Gresik Persero Tbk PT	10,500	17,959
Shree Cement, Ltd.	150	11,867
Taiheiyo Cement Corp.	6,000	19,180
Taiwan Cement Corp.	13,740	16,850
TCC International Holdings, Ltd.	10,000	2,328
Texas Industries, Inc. (I)(L)	400	26,056
Titan Cement Company SA (I)	454	7,899
Ultratech Cement, Ltd.	431	13,608
United States Lime & Minerals, Inc. (I)	100	5,225
Universal Cement Corp.	11,000	6,236
Vulcan Materials Company	1,000	48,410
		930,466
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	200	14,878
Amcor, Ltd.	5,696	52,619
AMVIG Holdings, Ltd.	4,000	1,541
Aptargroup, Inc. (L)	644	35,555
Ball Corp.	800	33,232
Bemis Company, Inc.	900	35,226
BillerudKorsnas AB	900	8,482
Boise, Inc.	1,250	10,675
Cascades, Inc.	500	2,757
CCL Industries, Inc.	500	30,845
Cheng Loong Corp.	5,200	2,292
Crown Holdings, Inc. (I)	700	28,791
D.S. Smith PLC	8,104	30,381
Fajar Surya Wisesa Tbk PT (I)	24,000	6,141
Graphic Packaging Holding Company (I)	5,047	39,064
Greif, Inc., Class A	300	15,801
Huhtamaki OYJ	687	12,724
Intertape Polymer Group, Inc.	2,100	25,958
MeadWestvaco Corp.	1,555	53,041
Mpact, Ltd.	1,967	4,629
Myers Industries, Inc.	300	4,503
Nampak, Ltd.	4,542	15,094
Nihon Yamamura Glass Company, Ltd.	2,000	3,439
Owens-Illinois, Inc. (I)	1,800	50,022
Packaging Corp. of America	600	29,376
Rexam PLC	6,245	45,208
Rock-Tenn Company, Class A	608	60,727
RPC Group PLC	2,000	12,413
Sealed Air Corp.	1,700	40,715
Silgan Holdings, Inc.	600	28,176
Sonoco Products Company	1,000	34,570
Taiwan Hon Chuan Enterprise Company, Ltd.	3,000	7,005
Toyo Seikan Kaisha, Ltd.	1,100	16,939
Vidrala SA	144	4,987
		797,806
Metals & Mining - 1.6%
A. M. Castle & Company (I)(L)	200	3,152
Acerinox SA (L)	1,123	10,449
African Rainbow Minerals, Ltd.	594	8,957
Agnico-Eagle Mines, Ltd.	800	22,060
Aichi Steel Corp.	1,000	4,427
Alcoa, Inc.	9,000	70,380
Allegheny Technologies, Inc. (L)	845	22,232
Allied Nevada Gold Corp. (I)	825	5,346
Alumina, Ltd. (I)	18,167	16,184
Aluminum Corp. of China, Ltd., H Shares (I)	8,000	2,567
AMCOL International Corp.	100	3,169
Aneka Tambang Persero Tbk PT	33,000	3,310

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Angang Steel Company, Ltd., H Shares (I)	10,000	$4,899
Anglo American Platinum, Ltd. (I)	276	8,190
Anglo American PLC	5,071	97,990
AngloGold Ashanti, Ltd., ADR	1,100	15,730
Antofagasta PLC	1,948	23,649
APERAM	208	2,244
Aquarius Platinum, Ltd. (I)	2,324	1,368
ArcelorMittal	3,070	34,221
ArcelorMittal South Africa, Ltd. (I)	1,545	4,993
Arrium, Ltd.	9,891	6,972
Assore, Ltd.	264	8,508
Aura Minerals, Inc. (I)	1,715	196
AuRico Gold, Inc.	1,784	7,820
Aurubis AG	323	17,321
Barrick Gold Corp.	3,662	57,801
BHP Billiton PLC	3,151	161,552
BHP Billiton, Ltd.	2,069	59,619
BHP Billiton, Ltd., ADR	3,272	188,664
BlueScope Steel, Ltd. (I)	4,234	17,951
Boliden AB	2,677	33,146
Canam Group, Inc. (I)	100	893
CAP SA	412	9,147
Carpenter Technology Corp.	400	18,028
Centerra Gold, Inc.	800	2,525
Century Aluminum Company (I)	1,600	14,848
China Metal Recycling Holdings, Ltd. (I)(L)	7,800	2,371
China Molybdenum Company, Ltd., H Shares	18,000	6,170
China Precious Metal Resources
Holdings Company, Ltd. (I)	50,000	8,314
China Rare Earth Holdings, Ltd.	22,000	3,159
China Steel Corp.	41,831	34,195
China Zhongwang Holdings, Ltd. (I)	11,600	3,509
Chung Hung Steel Corp. (I)	7,450	2,034
Cia Minera Autlan SAB de CV, Series B	400	256
Cliffs Natural Resources, Inc. (L)	1,300	21,125
Cline Mining Corp. (I)	2,400	11
Coeur d’Alene Mines Corp. (I)	700	9,310
Commercial Metals Company	1,700	25,109
Companhia Siderurgica Nacional SA, ADR (L)	3,950	10,942
Compania de Minas
Buenaventura SA, ADR (L)	693	10,229
Compass Minerals International, Inc.	400	33,812
CST Mining Group, Ltd. (I)	240,000	2,657
Daido Steel Company, Ltd.	2,000	10,145
Detour Gold Corp. (I)	400	3,138
Dominion Diamond Corp. (I)	200	2,828
Dowa Holdings Company, Ltd.	2,000	17,849
DRDGOLD, Ltd.	8,960	4,864
Dundee Precious Metals, Inc. (I)	1,300	5,315
Eastern Platinum, Ltd. (I)	26,100	1,985
Eldorado Gold Corp.	2,834	17,542
Eramet	36	3,046
Eregli Demir ve Celik Fabrikalari TAS	6,568	6,761
Eurasian Natural Resources Corp. PLC	1,380	4,289
Evraz PLC	2,142	3,164
First Majestic Silver Corp (I)	200	2,122
First Quantum Minerals, Ltd.	2,231	33,093
Fortescue Metals Group, Ltd.	3,428	9,404
Fortuna Silver Mines, Inc. (I)	800	2,662
Franco-Nevada Corp.	500	17,900
Freeport-McMoRan Copper & Gold, Inc.	4,709	130,015
Fresnillo PLC	759	10,217
G-Resources Group, Ltd. (I)	84,000	2,888

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Gem Diamonds, Ltd. (I)	3,004	$6,212
Gerdau SA	9	46
Gerdau SA, ADR	3,700	21,127
Glencore Xstrata PLC (I)	24,461	101,757
Globe Specialty Metals, Inc.	858	9,326
Godo Steel, Ltd.	3,000	4,719
Gold Fields, Ltd., ADR	3,655	19,189
Goldcorp, Inc. (New York Exchange)	3,233	80,295
Golden Star Resources, Ltd. (I)	1,500	742
Grupo Mexico SAB de CV, Series B	15,008	43,434
Guyana Goldfields, Inc. (I)	396	508
Harmony Gold Mining Company, Ltd., ADR	1,902	7,247
Haynes International, Inc.	100	4,787
Hecla Mining Company (L)	3,625	10,804
Hill & Smith Holdings PLC	125	854
Hindalco Industries, Ltd.	7,917	13,096
Hitachi Metals, Ltd.	1,400	15,756
Hoganas AB	200	9,544
Horsehead Holding Corp. (I)	700	8,967
HudBay Minerals, Inc.	1,080	7,147
Hunan Nonferrous Metal Corp., Ltd.,
H Shares (I)	12,000	3,802
Hyundai Hysco Company, Ltd.	300	8,947
Hyundai Steel Company	304	16,986
IAMGOLD Corp.	2,000	8,405
Iluka Resources, Ltd.	1,855	16,748
Impala Platinum Holdings, Ltd.	2,297	21,566
Independence Group NL	1,343	2,760
Industrias CH SAB de CV, Series B (I)	2,500	16,535
Industrias Penoles SAB de CV	590	17,576
International Tower Hill Mines, Ltd. (I)	1,100	690
Ivanhoe Australia, Ltd. (I)	2,621	474
Jaguar Mining, Inc. (I)	600	208
JFE Holdings, Inc.	2,000	43,908
Jiangxi Copper Company, Ltd., H Shares	9,000	15,147
Jindal Steel & Power, Ltd.	1,814	6,553
JSW Steel, Ltd.	631	6,902
Kagara, Ltd. (I)	15,000	1,646
Kaiser Aluminum Corp.	100	6,194
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D (I)	6,724	5,008
Katanga Mining, Ltd. (I)	1,200	639
Kazakhmys PLC	1,137	4,491
KGHM Polska Miedz SA	649	23,490
Kingsgate Consolidated, Ltd.	682	785
Kinross Gold Corp.	6,178	31,662
Kirkland Lake Gold, Inc. (I)	100	420
KISCO Corp.	35	812
KISCO Holdings Company, Ltd.	10	377
Kobe Steel, Ltd. (I)	17,000	21,086
Korea Zinc Company, Ltd.	37	8,914
Koza Anadolu Metal Madencilik
Isletmeleri AS (I)	6,160	9,109
Kumba Iron Ore, Ltd.	205	9,514
Lake Shore Gold Corp. (I)(L)	2,500	761
Lingbao Gold Company, Ltd., H Shares	4,000	689
Lion Industries Corp. BHD	17,400	5,366
Lonmin PLC (I)(L)	3,693	14,338
Lundin Mining Corp. (I)	3,005	11,429
Magnitogorsk Iron & Steel Works, GDR	911	2,709
Major Drilling Group International	300	2,042
Materion Corp.	300	8,127
Mechel, ADR (I)	500	1,440

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Medusa Mining, Ltd.	1,338	$1,882
Mercator Minerals, Ltd. (I)	2,600	445
Midas Holdings, Ltd.	12,000	4,100
Minera Andes Acquisition Corp. (I)	1,683	2,912
Minera Frisco SAB de CV, Class A1 (I)	5,300	15,879
Mitsubishi Materials Corp.	6,000	21,116
MMC Norilsk Nickel OJSC, ADR (London
Stock Exchange)	1,618	23,135
Molycorp, Inc. (I)	875	5,425
Mount Gibson Iron, Ltd.	2,570	1,082
Mytilineos Holdings SA (I)	2,024	11,632
National Aluminium Company, Ltd.	5,523	2,675
New Gold, Inc (I)	2,600	16,836
Newcrest Mining, Ltd.	3,050	27,394
Newmont Mining Corp.	2,500	74,875
Nippon Coke & Engineering Company, Ltd.	3,500	3,676
Nippon Light Metal Holdings Co Ltd.	3,000	3,630
Nippon Steel Corp.	23,820	64,375
Nippon Yakin Kogyo Company, Ltd. (I)	500	555
Nisshin Steel Holdings Co Ltd.	700	5,428
Noranda Aluminum Holding Corp.	1,000	3,230
Norsk Hydro ASA	5,320	21,189
North American Palladium, Ltd. (I)	200	200
Northam Platinum, Ltd. (I)	2,901	9,354
Northern Dynasty Minerals, Ltd. (I)	500	1,017
Novolipetsk Steel OJSC, GDR	400	5,252
Nucor Corp.	1,648	71,391
Nyrstar (I)	1,073	4,605
Nyrstar - Strip VVP (I)	441	1
OceanaGold Corp. (I)	3,000	3,708
OSAKA Titanium Technologies Company	100	1,787
Osisko Mining Corp. (I)	1,400	4,633
Outokumpu OYJ (I)(L)	11,376	7,365
OZ Minerals, Ltd.	1,737	6,453
Palabora Mining Company, Ltd. (I)	99	1,099
Pan American Silver Corp.	762	8,876
PanAust, Ltd.	4,050	6,676
Panoramic Resources, Ltd.	4,562	826
Petropavlovsk PLC	879	1,196
Polymetal International PLC	1,050	7,280
Poongsan Corp.	230	4,585
POSCO, ADR	1,036	67,423
Randgold Resources, Ltd.	381	24,234
Rautaruukki OYJ	824	4,710
Reliance Steel & Aluminum Company	900	59,004
Resolute Mining, Ltd.	6,735	3,672
Rex Minerals, Ltd. (I)	1,663	507
Rio Tinto PLC, ADR (L)	3,978	163,416
Rio Tinto, Ltd.	1,344	63,837
Royal Gold, Inc. (L)	500	21,040
RTI International Metals, Inc. (I)	400	11,084
Rubicon Minerals Corp. (I)	2,300	2,952
Ruukki Group OYJ (I)	3,552	1,940
Sabina Gold & Silver Corp. (I)	1,600	1,491
Sanyo Special Steel Company, Ltd.	1,000	4,820
SeAH Holdings Corp.	19	1,696
SEMAFO, Inc.	1,800	2,653
Sesa Goa, Ltd.	2,752	6,613
Severstal OAO, GDR (I)	645	4,109
Sherritt International Corp.	3,300	12,237
Shore Gold, Inc. (I)	1,200	200
Shougang Concord International
Enterprises Company, Ltd. (I)	12,000	537

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Shougang Fushan Resources Group, Ltd.	16,000	$6,253
Sibanye Gold, Ltd., ADR (I)	913	2,684
Silver Lake Resources, Ltd. (I)	1,765	958
Silver Standard Resources, Inc. (I)	600	3,834
Silver Wheaton Corp.	1,200	23,516
Sims Metal Management, Ltd.	789	5,973
Southern Copper Corp. (L)	707	19,527
SSAB AB, Series A	1,479	8,784
SSAB AB, Series B	470	2,428
St Andrew Goldfields, Ltd. (I)	4,000	1,141
St. Barbara, Ltd. (I)	1,706	701
Steel Authority of India, Ltd.	3,771	3,217
Steel Dynamics, Inc.	2,400	35,784
Sterlite Industries India Ltd	4,944	6,990
Sterlite Industries India, Ltd., ADR	1,100	6,424
Stillwater Mining Company (I)(L)	1,100	11,814
Straits Metals, Ltd. (I)	839	10
Sumitomo Metal Mining Company, Ltd.	2,000	22,306
SunCoke Energy, Inc. (I)	685	9,604
Taseko Mines, Ltd. (I)	900	1,694
Tata Steel, Ltd.	2,299	10,501
Teck Resources, Ltd.	2,100	44,867
Thompson Creek Metals Company, Inc. (I)(L)	1,300	3,943
ThyssenKrupp AG (I)	2,260	44,396
Timah Persero Tbk PT	35,500	3,659
Timminco, Ltd. (I)	300	1
Toho Zinc Company, Ltd.	1,000	2,874
Tokyo Rope Manufacturing Company, Ltd. (I)	4,000	4,977
Tokyo Steel Manufacturing Company, Ltd.	900	2,986
Ton Yi Industrial Corp.	10,500	9,078
Tubos Reunidos SA	599	1,290
Tung Ho Steel Enterprise Corp.	3,212	2,898
Turquoise Hill Resources, Ltd. (I)	1,020	6,052
United States Steel Corp. (L)	1,200	21,036
Usha Martin, Ltd. (I)	2,314	909
Usinas Siderurgicas de Minas Gerais SA (I)	1,400	4,819
Vale Indonesia Tbk PT	24,000	4,866
Vale SA (Ordinary A Shares), ADR	4,608	60,595
Vale SA (Preference A Shares), ADR	7,283	88,561
Vedanta Resources PLC	761	11,856
Viohalco Hellenic Copper and
Aluminum Industry SA (I)	1,796	10,142
Voestalpine AG	608	21,403
Walter Energy, Inc. (L)	500	5,200
Welspun Corp, Ltd.	1,168	860
Western Areas NL	1,453	3,046
Worthington Industries, Inc.	800	25,368
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	3,000	487
Yamana Gold, Inc.	2,800	26,703
Yamato Kogyo Company, Ltd.	300	9,181
YC INOX Company, Ltd.	8,000	4,397
Young Poong Corp.	8	10,402
Zijin Mining Group Company, Ltd., H Shares	10,000	1,748
		3,695,443
Paper & Forest Products - 0.3%
Ahlstrom OYJ	478	6,891
Buckeye Technologies, Inc.	300	11,112
Canfor Corp. (I)	1,200	21,223
Canfor Pulp Products, Inc.	371	2,998
Clearwater Paper Corp. (I)	400	18,824
Daio Paper Corp.	1,000	5,709
Deltic Timber Corp.	100	5,782

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Domtar Corp. (L)	400	$26,600
Empresas CMPC SA	5,700	17,581
Ence Energia y Celulosa SA	867	2,679
Fibria Celulose SA, ADR (I)(L)	1,104	12,243
Gunns, Ltd. (I)	11,710	0
Hansol Paper Company, Ltd.	970	10,611
Holmen AB, Series B	626	16,804
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	38,500	4,309
International Forest Products, Ltd. (I)	300	2,918
International Paper Company	2,527	111,971
KapStone Paper and Packaging Corp.	600	24,108
Lee & Man Paper Manufacturing, Ltd.	10,600	6,305
Louisiana-Pacific Corp. (I)	1,900	28,101
Masisa SA	87,195	7,895
Mercer International, Inc. (I)	900	5,868
Metsa Board OYJ	5,400	17,867
Mitsubishi Paper Mills, Ltd. (I)	2,000	1,855
Mondi PLC	1,385	17,162
Munksjo Oyj (I)	120	856
Neenah Paper, Inc.	500	15,885
Nine Dragons Paper Holdings, Ltd.	16,000	10,308
Nippon Paper Industries Company, Ltd. (L)	800	11,323
Norbord, Inc.	60	1,736
OJI Paper Company, Ltd.	6,000	24,201
P.H. Glatfelter Company	800	20,080
Portucel - Empresa Produtora de Pasta
e Papel SA	3,115	9,932
Sappi, Ltd., ADR (I)(L)	3,600	8,820
Schweitzer-Mauduit International, Inc.	200	9,976
Semapa-Sociedade de Investimento & Gestao	1,179	10,025
Sequana SA (I)	177	1,267
Sonae Industria SGPS SA (I)	2,576	1,683
Stora Enso OYJ, Series R (L)	3,514	23,416
Tokushu Tokai Paper Company, Ltd.	3,000	5,989
UPM-Kymmene OYJ	2,812	27,426
Wausau Paper Corp.	400	4,560
West Fraser Timber Company, Ltd.	300	22,678
		597,577
		10,852,605
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	27,595	976,863
Atlantic Tele-Network, Inc.	200	9,932
Axtel SAB de CV (I)	14,800	5,106
BCE, Inc. (L)	762	31,242
Belgacom SA	803	17,945
Bell Aliant, Inc. (L)	472	12,683
Bezeq The
Israeli Telecommunication Corp., Ltd.	5,098	6,782
BT Group PLC	3,373	158,497
Cable & Wireless Communications PLC	17,566	10,891
Cbeyond, Inc. (I)	300	2,352
CenturyLink, Inc.	4,165	147,233
China Telecom Corp., Ltd., ADR (L)	320	15,200
China Unicom Hong Kong, Ltd., ADR (L)	1,777	23,350
Chorus, Ltd.	786	1,452
Chunghwa Telecom Company, Ltd., ADR (L)	870	27,936
Cincinnati Bell, Inc. (I)	2,600	7,956
Citic 21CN Company, Ltd. (I)	36,000	1,857
Citic Telecom International Holdings, Ltd.	14,000	4,166
Colt Telecom Group SA (I)	4,670	7,120
Consolidated Communications Holdings, Inc.	487	8,479

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Deutsche Telekom AG	9,480	$110,571
Elisa OYJ, Class A (L)	806	15,740
France Telecom SA	4,956	46,671
Frontier Communications Corp. (L)	9,122	36,944
General Communication, Inc., Class A (I)	1,000	7,830
Hellenic
Telecommunications Organization SA (I)	1,308	10,210
IDT Corp., Class B (I)	500	9,345
iiNET, Ltd.	1,376	7,806
Iliad SA	103	22,223
Inmarsat PLC	2,777	28,500
Inteliquent, Inc.	300	1,794
Iridium Communications, Inc. (I)	1,092	8,474
Jazztel PLC (I)	1,715	13,322
Kcom Group PLC	10,565	13,017
Koninklijke KPN NV	14,400	29,782
Level 3 Communications, Inc. (I)(L)	1,253	26,413
LG Uplus Corp. (I)	650	6,801
Lumos Networks Corp.	200	3,420
Mahanagar Telephone Nigam, Ltd. (I)	2	1
Manitoba Telecom Services, Inc.	100	3,389
Netia SA (I)	2,448	3,064
Nippon Telegraph & Telephone Corp.	1,400	73,068
Oi SA	1,056	2,087
Oi SA, ADR	1,731	3,116
Oi SA, ADR, Series C	168	329
Orange SA, ADR	2,398	22,661
PCCW, Ltd.	34,000	15,967
Portugal Telecom SGPS SA (L)	4,625	17,986
Premiere Global Services, Inc. (I)	1,100	13,277
Primus Telecommunications Group, Inc.	323	3,857
QSC AG	2,321	8,394
Singapore Telecommunications, Ltd.	24,000	71,074
Swisscom AG	63	27,531
TalkTalk Telecom Group PLC	5,942	20,320
Tata Communications, Ltd.	396	1,068
TDC A/S	181	1,464
Telecom Corp. of New Zealand, Ltd.	3,933	6,838
Telecom Italia SpA	29,174	20,263
Telefonica Brasil SA, ADR	795	18,142
Telefonica Czech Republic AS	718	9,876
Telefonica SA (I)	1,104	14,205
Telefonica SA, ADR (I)	9,743	124,808
Telekom Austria AG	1,428	9,008
Telekomunikacja Polska SA	1,838	4,229
Telekomunikasi Indonesia Tbk PT, ADR	775	33,124
Telenor ASA	2,003	39,707
TeliaSonera AB	7,752	50,368
Telkom SA, Ltd., ADR (I)	800	5,289
Telstra Corp., Ltd.	13,157	57,279
TELUS Corp.	746	21,776
Tiscali SpA (I)	46,781	2,179
Total Access Communication PCL,
Foreign Shares	6,300	23,360
True Corp. PCL (I)	34,600	7,474
Turk Telekomunikasyon AS	2,270	8,812
tw telecom, Inc. (I)	1,600	45,024
Verizon Communications, Inc.	13,838	696,605
Vivendi SA	4,626	87,181
Windstream Corp. (L)	5,085	39,205
Xl Axiata Tbk PT	2,500	1,213
		3,490,523

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.8%
Advanced Info Service PCL	3,000	$27,277
Allied Technologies, Ltd. (I)	499	2,303
America Movil SAB de CV, Series L, ADR	4,751	103,334
Axiata Group BHD	6,300	13,104
Bharti Airtel, Ltd.	996	4,864
Cellcom Israel, Ltd.	473	4,393
China Mobile, Ltd., ADR	3,993	206,718
Crown Castle International Corp. (I)	1,200	86,868
DiGi.Com BHD	11,000	16,491
Drillisch AG	987	16,503
ENTEL Chile SA	567	9,486
Far EasTone
Telecommunications Company, Ltd.	6,000	16,091
Freenet AG (I)	1,164	25,425
Globe Telecom, Inc.	330	12,263
Idea Cellular, Ltd. (I)	4,368	10,441
Indosat Tbk PT	6,000	3,161
Indosat Tbk PT, ADR	131	3,373
KDDI Corp.	1,400	72,844
Leap Wireless International, Inc. (I)	1,400	9,422
Maxis BHD	6,700	14,542
Millicom International Cellular SA	182	13,122
Mobistar SA	176	3,678
MTN Group, Ltd.	5,855	108,605
NII Holdings, Inc. (I)(L)	1,300	8,671
NTT DOCOMO, Inc.	58	90,123
Partner Communications Company, Ltd., ADR	700	4,389
Reliance Communications, Ltd.	3,426	6,798
Rogers Communications, Inc., Class B (L)	1,300	50,927
SBA Communications Corp., Class A (I)(L)	800	59,296
Shenandoah Telecommunications Company	200	3,336
SK Telecom Company, Ltd., ADR	400	8,132
Softbank Corp.	2,861	167,049
Sprint Nextel Corp. (I)	26,600	186,732
T-Mobile US, Inc. (I)	1,450	35,975
Taiwan Mobile Company, Ltd. (I)	3,600	14,187
Tele2 AB, B Shares (I)	1,694	19,820
Telephone & Data Systems, Inc.	768	18,931
Tim Participacoes SA	2,500	9,154
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	882	12,674
United States Cellular Corp.	300	11,007
USA Mobility, Inc.	500	6,785
VimpelCom, Ltd., ADR	1,335	13,430
Vodacom Group, Ltd.	765	8,107
Vodafone Group PLC, ADR	16,447	472,687
		1,992,518
		5,483,041
Utilities - 2.2%
Electric Utilities - 1.0%
Acciona SA	190	10,015
ALLETE, Inc.	300	14,955
American Electric Power Company, Inc.	2,242	100,397
Centrais Eletricas Brasileiras SA	1,200	2,490
Centrais Eletricas Brasileiras SA, B
Shares, ADR (L)	1,100	4,367
CEZ AS	470	11,265
Cheung Kong Infrastructure Holdings, Ltd.	2,000	13,350
Chubu Electric Power Company, Inc.	1,600	22,684
Cia Energetica de Minas Gerais	564	5,007
Cia Energetica de Minas Gerais, ADR (L)	2,693	24,156
Cia General de Electricidad	1,916	11,880
Cia Paranaense de Energia, ADR	300	3,726

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Cleco Corp.	500	$23,215
CLP Holdings, Ltd.	4,500	36,333
Duke Energy Corp.	3,004	202,770
E.CL SA	3,509	5,940
Edison International	1,488	71,662
EDP - Energias de Portugal SA	7,563	24,378
EDP - Energias do Brasil SA	2,100	10,522
Electricite de France SA	876	20,327
Elia System Operator SA	221	9,253
Enea SA	198	787
Enel SpA	17,535	54,968
Energiedienst Holding AG (I)	22	800
Enersis SA, ADR	1,851	30,282
Entergy Corp.	800	55,744
Equatorial Energia SA	1,499	12,395
Exelon Corp.	3,137	96,871
Federal Hydrogenerating Company
JSC, ADR (I)	6,577	9,534
First Philippine Holdings Corp.	6,300	10,640
FirstEnergy Corp.	1,937	72,328
Fortis, Inc.	900	27,547
Fortum OYJ	1,389	25,947
Great Plains Energy, Inc.	1,000	22,540
Hawaiian Electric Industries, Inc.	900	22,779
Hokkaido Electric Power Company, Inc. (I)	900	12,219
Iberdrola SA	15,587	81,807
IDACORP, Inc.	500	23,880
Isagen SA ESP (I)	7,000	9,380
ITC Holdings Corp.	300	27,390
Korea Electric Power Corp., ADR (I)	1,380	15,608
Kyushu Electric Power Company, Inc. (I)	1,900	28,662
Light SA	700	4,869
MGE Energy, Inc. (L)	300	16,428
NextEra Energy, Inc.	1,900	154,812
Northeast Utilities	943	39,625
NV Energy, Inc.	1,200	28,152
OGE Energy Corp.	500	34,100
Otter Tail Corp.	200	5,680
Pepco Holdings, Inc.	900	18,144
PGE SA	3,010	13,916
Pinnacle West Capital Corp.	600	33,282
PNM Resources, Inc.	600	13,314
Portland General Electric Company (L)	700	21,413
Power Assets Holdings, Ltd.	4,000	34,448
PPL Corp.	2,765	83,669
Public Power Corp. SA (I)	1,004	9,012
Red Electrica Corp. SA	538	29,508
Reliance Infrastructure, Ltd.	523	3,058
Romande Energie Holding SA	8	9,669
Shikoku Electric Power Company, Inc. (I)	600	10,867
Spark Infrastructure Group	9,219	14,568
SSE PLC	4,344	100,288
Tata Power Company, Ltd.	4,280	6,224
Tenaga Nasional BHD	8,750	22,875
Terna Rete Elettrica Nazionale SpA	4,713	19,582
The Chugoku Electric Power Company, Inc.	800	12,597
The Empire District Electric Company	500	11,155
The Kansai Electric Power Company, Ltd. (I)	1,800	24,720
The Southern Company	3,843	169,592
Tohoku Electric Power Company, Inc. (I)	1,800	22,546
Tokyo Electric Power Company, Inc. (I)	5,800	29,960
Torrent Power, Ltd.	1,000	1,832
Transmissora Alianca de Energia Eletrica SA	2,400	23,286

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
UIL Holdings Corp.	400	$15,300
Unitil Corp.	200	5,776
UNS Energy Corp.	500	22,365
Verbund AG, Class A	185	3,499
Westar Energy, Inc.	1,000	31,960
Xcel Energy, Inc.	2,120	60,081
		2,432,972
Gas Utilities - 0.3%
AGL Resources, Inc.	586	25,116
APA Group, Ltd.	2,860	15,606
Atmos Energy Corp.	667	27,387
Chesapeake Utilities Corp.	100	5,149
China Gas Holdings, Ltd.	16,000	16,302
China Oil and Gas Group, Ltd.	20,000	4,008
China Resources Gas Group, Ltd.	6,000	15,240
Empresa de Energia de Bogota SA	1,600	1,141
Enagas SA	853	21,071
ENN Energy Holdings, Ltd.	4,000	21,275
Envestra, Ltd.	2,480	2,244
GAIL India, Ltd.	453	2,404
Gas Natural SDG SA	1,886	37,869
Hong Kong & China Gas Company, Ltd.	13,471	32,828
National Fuel Gas Company	400	23,180
New Jersey Resources Corp. (L)	400	16,612
Northwest Natural Gas Company	300	12,744
ONEOK, Inc.	1,400	57,834
Osaka Gas Company, Ltd.	6,000	25,395
Perusahaan Gas Negara Persero Tbk PT	30,500	17,590
Piedmont Natural Gas Company, Inc. (L)	559	18,861
Questar Corp.	1,500	35,775
Saibu Gas Company, Ltd.	4,000	9,652
Samchully Company, Ltd.	69	7,588
Snam SpA	4,918	22,394
South Jersey Industries, Inc.	200	11,482
Southwest Gas Corp.	320	14,973
Superior Plus Corp.	700	8,193
The Laclede Group, Inc.	400	18,264
Toho Gas Company, Ltd.	2,000	10,345
Tokyo Gas Company, Ltd.	8,000	44,276
Towngas China Company, Ltd.	4,000	3,964
UGI Corp.	900	35,199
Valener, Inc.	130	1,980
WGL Holdings, Inc.	500	21,610
		645,551
Independent Power Producers & Energy Traders - 0.2%
Aboitiz Power Corp.	6,400	5,143
Adani Power, Ltd. (I)	2,436	1,679
AES Corp.	4,362	52,300
AES Gener SA (I)	12,208	7,954
Algonquin Power & Utilities Corp.	200	1,379
Boralex, Inc. (I)	200	2,044
Calpine Corp. (I)	4,400	93,412
Capital Power Corp.	200	3,914
Capstone Infrastructure Corp.	350	1,261
China Longyuan Power Group Corp., H Shares	13,000	13,392
China Power New Energy
Development Company, Ltd. (I)	100,000	5,501
China Resources Power Holdings, Ltd.	8,000	19,105
Drax Group PLC	2,951	26,136
EDP Renovaveis SA (I)	1,363	6,971
Electric Power Development Company, Ltd.	500	15,604
Empresa Nacional de Electricidad SA, ADR	298	13,163

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
Energy Development Corp.	82,000	$10,930
Energy World Corp., Ltd. (I)	12,838	4,547
Genie Energy, Ltd., B Shares	500	4,575
GVK Power & Infrastructure, Ltd. (I)	6,734	825
Indiabulls Infrastructure and Power, Ltd. (I)	11,900	691
Infigen Energy (I)	6,731	1,571
Jaiprakash Power Ventures, Ltd. (I)	5,500	1,746
JSW Energy, Ltd.	1,338	975
Maxim Power Corp. (I)	100	280
MPX Energia SA (I)	1,800	6,082
National Hydroelectric Power Corp. Ltd.	17,228	5,361
Northland Power, Inc.	847	13,635
NRG Energy, Inc.	2,111	56,364
Ormat Technologies, Inc.	600	14,112
PTC India, Ltd.	2,981	2,462
Ram Power Corp. (I)	365	56
Ratchaburi Electricity Generating
Holding PCL	7,200	11,956
Reliance Power, Ltd. (I)	5,453	5,915
Sechilienne-Sidec SA	300	5,628
Terna Energy SA (I)	291	1,102
Theolia SA (I)	223	333
TransAlta Corp. (L)	1,399	19,169
		437,273
Multi-Utilities - 0.6%
A2A SpA	9,798	7,281
AGL Energy, Ltd.	1,916	25,276
Alliant Energy Corp.	500	25,210
Ameren Corp.	1,300	44,772
Black Hills Corp.	500	24,375
Canadian Utilities, Ltd.	400	14,038
CenterPoint Energy, Inc.	2,000	46,980
Centrica PLC	19,344	106,162
CMS Energy Corp.	1,400	38,038
Consolidated Edison, Inc. (L)	1,357	79,127
Dominion Resources, Inc.	2,620	148,868
DTE Energy Company	900	60,309
DUET Group	9,592	17,612
E.ON AG	6,787	111,364
GDF Suez	5,101	99,461
Hera SpA	1,397	2,649
Integrys Energy Group, Inc.	400	23,412
Iren SpA	1,525	1,698
Just Energy Group, Inc. (L)	1,200	7,131
MDU Resources Group, Inc.	700	18,137
MVV Energie AG	69	1,931
National Grid PLC, ADR	1,792	101,553
NiSource, Inc.	1,300	37,232
NorthWestern Corp.	300	11,970
PG&E Corp.	1,865	85,286
Public Service Enterprise Group, Inc.	2,144	70,023
Redes Energeticas Nacionais SA	2,238	6,420
RWE AG	1,544	49,266
SCANA Corp.	500	24,550
Sempra Energy	1,000	81,760
Suez Environnement Company	808	10,403
TECO Energy, Inc.	1,300	22,347
Vector, Ltd.	1,058	2,192
Vectren Corp.	500	16,915
Veolia Environnement SA	857	9,709
Wisconsin Energy Corp. (L)	1,100	45,089
YTL Corp. BHD	20,154	10,547

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
YTL Power International BHD	13,100	$6,633
		1,495,726
Water Utilities - 0.1%
Aguas Andinas SA	1,641	1,169
American States Water Company	200	10,734
American Water Works Company, Inc.	900	37,107
Aqua America, Inc.	1,084	33,918
Beijing Enterprises Water Group, Ltd.	12,000	4,285
Cadiz, Inc. (I)	400	1,840
California Water Service Group	400	7,804
Cia de Saneamento de Minas Gerais	300	4,864
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR	1,200	12,492
Connecticut Water Service, Inc.	200	5,740
Consolidated Water Company, Ltd.	300	3,429
Guangdong Investment, Ltd.	18,000	15,615
Inversiones Aguas Metropolitanas SA	2,737	5,344
Manila Water Company, Inc.	7,000	5,225
Middlesex Water Company	200	3,984
Pennon Group PLC	2,175	21,239
Severn Trent PLC	1,206	30,413
SJW Corp. (L)	300	7,860
Thai Tap Water Supply PCL	15,100	4,917
United Utilities Group PLC	3,691	38,338
		256,317
		5,267,839
TOTAL COMMON STOCKS (Cost $120,306,480)	$167,497,021

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	784	60,573
Multiline Retail - 0.0%
Lojas Americanas SA	1,484	10,329
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA	2,057	13,127
		84,029
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA, Class A	2,425	10,692
Embotelladora Andina SA, Class B	1,067	6,191
		16,883
Food & Staples Retailing - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	4	179
		17,062
Financials - 0.0%
Commercial Banks - 0.0%
Banco Daycoval SA	600	2,447
Banco do Estado do Rio Grande do Sul SA	1,000	6,682
Itau Unibanco Holding SA	880	11,346
		20,475
Diversified Financial Services - 0.0%
Banco ABC Brasil SA	1,844	10,785
Grupo de Inversiones Suramericana SA	500	9,872
		20,657
		41,132

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

PREFERRED SECURITIES (continued)
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Valneva SE (I)	158	$50
Industrials - 0.0%
Aerospace & Defense - 0.0%
Forjas Taurus SA	554	611
Machinery - 0.0%
Marcopolo SA	2,500	14,319
Randon Participacoes SA	1,200	6,437
		20,756
		21,367
Materials - 0.0%
Containers & Packaging - 0.0%
Klabin SA	6,500	31,898
Metals & Mining - 0.0%
Cia Ferro Ligas da Bahia - Ferbasa	300	1,678
Gerdau SA	875	4,957
Usinas Siderurgicas de Minas Gerais SA (I)	3,400	11,367
		18,002
Paper & Forest Products - 0.0%
Eucatex SA Industria e Comercio	900	2,460
Suzano Papel e Celulose SA	2,750	10,106
		12,566
		62,466
Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Oi SA	1,348	2,404
Telefonica Brasil SA	314	7,091
		9,495
		9,495
Utilities - 0.0%
Electric Utilities - 0.0%
Cia Energetica do Ceara	200	3,659
Companhia de Transmissao de Energia
Eletrica Paulista	200	2,992
		6,651
Independent Power Producers & Energy Traders - 0.0%
AES Tiete SA	800	7,475
Companhia Energetica de Sao Paulo	900	7,789
		15,264
		21,915
TOTAL PREFERRED SECURITIES (Cost $250,822)	$257,516

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.3%
U.S. Government - 9.4%
U.S. Treasury Bonds
6.000%, 02/15/2026	$750,000	$1,006,406
6.750%, 08/15/2026	1,400,000	2,003,532
6.875%, 08/15/2025	525,000	751,242
7.250%, 08/15/2022	470,000	662,957
7.500%, 11/15/2024	675,000	1,000,582
8.125%, 05/15/2021	350,000	505,258
8.875%, 08/15/2017	1,409,000	1,853,386
9.250%, 02/15/2016	2,015,000	2,469,004
9.875%, 11/15/2015	370,000	451,747

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
10.625%, 08/15/2015	$1,431,000	$1,740,342
11.250%, 02/15/2015	466,000	548,424
U.S. Treasury Notes
1.750%, 05/15/2022	490,000	466,878
2.250%, 07/31/2018	3,420,000	3,560,275
2.625%, 02/29/2016	1,750,000	1,845,566
2.750%, 02/15/2019	1,200,000	1,276,594
3.625%, 02/15/2020	1,900,000	2,118,055
		22,260,248
U.S. Government Agency - 18.9%
Federal Farm Credit Bank
3.400%, 06/04/2018	1,000,000	1,081,027
3.650%, 12/21/2020	1,100,000	1,185,573
4.875%, 12/16/2015 to 01/17/2017	3,700,000	4,178,087
5.125%, 08/25/2016	2,200,000	2,492,211
5.220%, 05/15/2023	2,480,000	2,951,091
5.250%, 03/06/2023	1,135,000	1,335,155
Federal Home Loan Bank
3.375%, 06/12/2020	500,000	528,206
3.625%, 03/10/2017	800,000	869,497
4.125%, 03/13/2020	400,000	442,438
4.375%, 03/13/2026	900,000	998,625
4.500%, 09/13/2019	1,850,000	2,076,938
4.750%, 12/16/2016	2,650,000	2,992,385
4.875%, 05/17/2017	1,900,000	2,159,460
5.000%, 12/21/2015 to 11/17/2017	3,200,000	3,593,225
5.125%, 10/19/2016 to 08/15/2019	2,750,000	3,151,918
5.250%, 12/09/2022	1,155,000	1,373,424
5.365%, 09/09/2024	800,000	963,447
5.375%, 05/18/2016 to 05/15/2019	2,450,000	2,810,329
5.625%, 06/11/2021	1,355,000	1,643,616
Tennessee Valley Authority
1.875%, 08/15/2022	990,000	906,530
3.875%, 02/15/2021	780,000	842,829
4.500%, 04/01/2018	1,300,000	1,465,784
5.500%, 07/18/2017	1,250,000	1,449,039
6.250%, 12/15/2017	2,986,000	3,579,933
		45,070,767
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $64,489,032)	$67,331,015

WARRANTS - 0.0%
Africa Israel Investments, Ltd. (Expiration
Date: 10/31/2013) (I)(N)	158	$16
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	662	0
Tower Semiconductor, Ltd. (Expiration Date:
06/27/2017; Strike Price: $7.33) (I)	17	13
TOTAL WARRANTS (Cost $0)	$29

RIGHTS - 0.0%
Acerinox SA (Expiration
Date: 07/08/2013) (I)(L)(N)	1,123	576
Biotest AG (I)(N)	64	2
Federal-Mogul Corp. (Expiration Date:
07/09/2013; Strike Price: $9.78) (I)	900	153
Intercell AG (I)(N)	488	0
Marfin Investment Group Holdings SA,
Class A (Expiration Date: 07/26/2013;
Strike Price: EUR 1.00) (I)	7,394	10

Disciplined Diversification Trust (continued)
	Shares or Principal Amount	Value

RIGHTS (continued)
Marfin Investment Group Holdings SA,
Class B (Expiration Date: 07/26/2013;
Strike Price EUR 1.00) (I)	7,394	$10
New Hotel (I)(N)	225	0
Oceanus Group, Ltd. (Expiration Date:
07/08/2013; Strike Price SGD 0.029) (I)	7,980	6
Polimex-Mostostal SA (Strike Price:
PLN 0.52) (I)(N)	26	0
Repsol SA (Expiration
Date: 07/10/2013) (I)(N)	2,886	1,608
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	600	1,626
TOTAL RIGHTS (Cost $3,856)	$3,991

SECURITIES LENDING COLLATERAL - 5.0%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	1,194,618	11,954,666
TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,956,051)	$11,954,666

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
State Street Institutional Liquid Reserves
Fund, 0.0914% (Y)	598,617	598,617
TOTAL SHORT-TERM INVESTMENTS (Cost $598,617)	$598,617
Total Investments (Disciplined Diversification Trust)
(Cost $197,604,858) - 104.0%	$247,642,855
Other assets and liabilities, net - (4.0%)		(9,585,348)
TOTAL NET ASSETS - 100.0%		$238,057,507

Emerging Markets Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.5%
Australia - 0.0%
MMG, Ltd. (I)	908,000	$233,790
Brazil - 6.8%
Banco Alfa de Investimento SA	35,100	101,304
Banco Santander Brasil SA, ADR	1,309,081	8,142,484
Bematech SA	98,850	327,824
BHG SA - Brazil Hospitality Group (I)	12,100	85,679
BrasilAgro - Companhia Brasileira de
Propriedades Agricolas (I)	12,800	63,674
Braskem SA, ADR (I)(L)	10,155	151,106
Brookfield Incorporacoes SA (I)	606,694	416,000
Cia Providencia Industria e Comercio SA	52,100	186,793
CR2 Empreendimentos Imobiliarios SA (I)	9,300	17,297
Even Construtora e Incorporadora SA	261,400	933,676
Fertilizantes Heringer SA (I)	15,250	55,906
Fibria Celulose SA (I)	94,998	1,053,712
Fibria Celulose SA, ADR (I)(L)	311,742	3,457,219
Forjas Taurus SA	7,434	10,195
Gafisa SA (I)	393,561	504,441
Gafisa SA, ADR (I)(L)	151,219	379,560
Gerdau SA	169,029	863,572
Gerdau SA, ADR	934,098	5,333,700
Grendene SA	2,177	20,079
Industrias Romi SA (I)	111,700	264,314

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
JBS SA	1,268,123	$3,642,937
Log-in Logistica Intermodal SA (I)	112,800	505,524
Magnesita Refratarios SA	353,056	1,034,793
Marfrig Alimentos SA (I)	96,713	318,570
Paranapanema SA (I)	511,050	993,998
PDG Realty SA Empreendimentos
e Participacoes (I)	1,292,389	1,204,728
Petroleo Brasileiro SA	302,667	2,011,586
Petroleo Brasileiro SA, ADR (L)	935,108	12,549,149
Petroleo Brasileiro SA, ADR, Class A (L)	1,293,396	18,961,185
Plascar Participacoes Industriais SA (I)	4,800	1,054
Positivo Informatica SA	102,700	182,723
Profarma Distribuidora de
Produtos Farmaceuticos SA	20,000	138,212
Rodobens Negocios Imobiliarios SA	63,500	414,919
Rossi Residencial SA (I)	319,326	420,740
Sao Carlos Empreendimentos
e Participacoes SA	9,905	185,551
Sao Martinho SA	36,392	411,976
SLC Agricola SA	48,204	417,587
Springs Global Participacoes SA (I)	185,253	235,785
Tecnisa SA (I)	48,022	181,857
Tereos Internacional SA	56,400	70,521
TPI - Triunfo Participacoes e Investimentos SA	31,510	154,772
Trisul SA	56,446	100,681
Usinas Siderurgicas de Minas Gerais SA (I)	319,300	1,098,987
Vanguarda Agro SA (I)	170,452	279,586
Viver Incorporadora e Construtora SA (I)	634,575	79,629
		67,965,585
Chile - 2.1%
Cementos BIO BIO SA	50,384	57,123
Cia General de Electricidad SA	58,481	362,593
Cia Sud Americana de Vapores SA (I)	2,193,921	145,527
Cristalerias de Chile SA	66,213	586,475
Empresas CMPC SA	1,859,023	5,733,863
Empresas COPEC SA	90,419	1,183,518
Empresas Hites SA	46,731	36,710
Empresas Iansa SA	1,776,092	95,088
Enersis SA, ADR	559,081	9,146,565
Gasco SA	128,534	1,461,045
Inversiones Aguas Metropolitanas SA	215,464	420,703
Madeco SA	10,353,871	359,089
Masisa SA	5,383,654	487,448
PAZ Corp., SA	82,431	45,097
Ripley Corp. SA	467,459	411,287
Salfacorp SA	49,972	64,426
Sociedad Matriz SAAM SA	1,470,144	154,813
Socovesa SA	315,706	111,853
Vina Concha y Toro SA	80,030	156,352
Vina San Pedro Tarapaca SA	19,029,176	122,891
		21,142,466
China - 9.7%
Agile Property Holdings, Ltd.	760,000	813,432
Agricultural Bank of China, Ltd., H Shares	11,169,000	4,568,977
Aluminum Corp. of China, Ltd.,
H Shares (I)(L)	1,654,000	530,624
Angang Steel Company, Ltd., H Shares (I)(L)	1,318,000	645,708
Anhui Tianda Oil Pipe Company, Ltd.,
H Shares	135,000	21,150
Asia Cement China Holdings Corp.	265,500	107,768
AVIC International Holdings, Ltd. (I)	152,000	58,572
Bank of China, Ltd., H Shares	64,081,694	26,159,150

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China (continued)
Bank of Communications Company, Ltd.,
H Shares	7,526,876	$4,802,598
Baoye Group Company, Ltd., H Shares	376,000	282,578
Beijing Capital International Airport
Company, Ltd., H Shares	2,308,000	1,507,702
Beijing Capital Land, Ltd., H Shares	1,272,000	462,234
Beijing Jingkelong Company, Ltd., H Shares	38,000	12,155
Beijing North Star Company, H Shares	866,000	191,387
Besunyen Holdings Company, Ltd. (I)	321,000	13,338
BYD Electronic
International Company, Ltd. (I)	947,500	501,436
Central China Real Estate, Ltd.	531,732	151,253
Changshouhua Food Company, Ltd.	91,000	71,445
China Aoyuan Property Group, Ltd.	1,387,000	248,147
China Automation Group, Ltd.	388,000	74,689
China Citic Bank Corp., Ltd., H Shares	6,750,775	3,090,142
China Coal Energy Company, Ltd., H Shares	3,748,000	1,945,023
China Communications Construction
Company, Ltd., H Shares	4,413,555	3,441,319
China Communications Services Corp., Ltd.,
H Shares	343,200	216,609
China Construction Bank Corp., H Shares	500,000	351,212
China Dongxiang Group Company	2,254,000	360,388
China Huiyuan Juice Group, Ltd. (I)	1,032,500	425,234
China ITS Holdings Company, Ltd. (I)	528,000	117,675
China National Building Material
Company, Ltd., H Shares	488,000	434,415
China National Materials Company, Ltd.,
H Shares (L)	832,000	161,661
China Nickel Resources
Holding Company, Ltd.	518,000	25,862
China Petroleum & Chemical Corp., ADR	146,867	13,438,331
China Petroleum & Chemical Corp., H Shares	5,417,670	3,784,694
China Qinfa Group, Ltd.	424,000	36,817
China Railway Construction Corp., H Shares	1,993,165	1,723,521
China Railway Group, Ltd., H Shares	232,000	106,614
China Rare Earth Holdings, Ltd.	1,000,000	143,609
China Rongsheng Heavy Industry
Group Company, Ltd. (I)(L)	1,673,500	240,839
China Sandi Holdings, Ltd. (I)	331,800	26,951
China SCE Property Holdings, Ltd. (I)	71,000	16,202
China Shanshui Cement Group, Ltd.	1,065,000	473,463
China Shipping Container Lines
Company, Ltd., H Shares (I)(L)	4,448,150	1,150,949
China Shipping Development Company, Ltd.,
H Shares (I)(L)	920,000	400,873
China Southern Airlines Company, Ltd.,
H Shares	1,138,000	460,303
China Taifeng Beddings Holdings Ltd.	204,000	46,444
China Tontine Wines Group, Ltd. (I)	248,000	12,487
China Yurun Food Group, Ltd. (I)(L)	905,000	548,353
China ZhengTong Auto
Services Holdings, Ltd. (I)	176,000	82,029
China Zhongwang Holdings, Ltd. (I)	876,000	265,017
Chongqing Iron & Steel Company, Ltd.,
H Shares (I)	286,000	38,290
Chongqing Machinery & Electric
Company, Ltd., H Shares	486,000	59,142
Chu Kong Petroleum & Natural Gas Steel
Pipe Holdings, Ltd.	164,000	46,314
Comtec Solar Systems Group, Ltd. (I)	314,000	68,543
Dalian Port PDA Company, Ltd., H Shares	586,000	112,793
Evergrande Real Estate Group, Ltd. (I)(L)	4,357,000	1,607,145

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China (continued)
Evergreen International Holdings, Ltd.	122,000	$20,195
Fantasia Holdings Group Company, Ltd.	763,500	121,471
Fosun International, Ltd.	2,296,500	1,677,679
Great Wall Technology Company, Ltd.,
H Shares (I)	324,942	61,609
Greentown China Holdings, Ltd.	434,000	701,115
Guangshen Railway Company, Ltd., ADR (L)	35,688	716,615
Guangzhou Automobile Group Company, Ltd.,
H Shares	1,720,415	1,618,711
Guangzhou R&F Properties Company, Ltd.,
H Shares	377,600	539,042
Hainan Meilan International Airport
Company, Ltd., H Shares	201,000	195,113
Harbin Electric Company, Ltd., H Shares	888,000	583,145
Hidili Industry
International Development, Ltd. (I)(L)	1,278,000	227,555
Huaneng Renewables Corp. Ltd.	64,000	22,886
Kaisa Group Holdings, Ltd. (I)(L)	1,211,000	270,314
Leoch International Technology Ltd.	102,000	10,034
Li Ning Company, Ltd. (I)	221,000	109,789
Lingbao Gold Company, Ltd., H Shares	140,000	24,129
Lonking Holdings, Ltd. (I)(L)	1,104,000	218,204
Maanshan Iron & Steel Company, Ltd.,
H Shares (I)(L)	1,866,000	417,212
Maoye International Holdings, Ltd.	214,000	32,423
Metallurgical Corp. of China, Ltd.,
H Shares (I)(L)	1,936,000	345,123
NVC Lighting Holdings, Ltd.	515,000	157,907
O-Net Communications Group, Ltd.	244,000	45,410
PCD Stores Group, Ltd.	2,108,000	323,353
Peak Sport Products Company, Ltd.	570,000	101,498
Powerlong Real Estate Holdings, Ltd.	627,000	121,426
Qunxing Paper Holdings Company, Ltd.	634,371	168,816
Renhe Commercial
Holdings Company, Ltd. (I)(L)	4,204,000	241,256
Semiconductor Manufacturing
International Corp., ADR (I)	140,377	512,376
Semiconductor
Manufacturing International Corp. (I)	15,570,000	1,146,624
Shandong Chenming Paper Holdings, Ltd.,
H Shares	335,500	127,178
Shanghai Jin Jiang International Hotels Group
Company, Ltd., H Shares	848,000	128,572
Shanghai Prime Machinery Company, Ltd.,
H Shares	962,000	108,560
Shengli Oil & Gas Pipe Holdings, Ltd.	268,500	28,387
Shui On Land, Ltd. (L)	4,182,961	1,220,291
Sijia Group Company (I)	93,000	16,427
Sino Dragon New Energy Holdings, Ltd. (I)	488,000	6,306
Sino-Ocean Land Holdings, Ltd.	4,208,635	2,256,489
Sinotrans, Ltd., H Shares	2,019,000	378,282
Sinotruk Hong Kong, Ltd.	836,500	407,107
SOHO China, Ltd. (L)	2,544,000	2,003,482
SPG Land Holdings, Ltd. (I)	353,625	374,075
Travelsky Technology, Ltd., H Shares	1,079,500	683,912
Weiqiao Textile Company, H Shares	603,000	361,791
West China Cement, Ltd.	76,000	11,167
Winsway Coking Coal Holdings, Ltd.	887,000	50,076
Xiamen International Port Company, Ltd.,
H Shares	1,372,000	160,993
Xiangyu Dredging Holdings, Ltd.	152,000	35,681
Xingda International Holdings, Ltd.	607,000	256,382

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China (continued)
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	641,000	$304,106
Xinjiang Goldwind Science & Technology
Company, Ltd., H Shares (L)	158,000	107,584
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (I)	903,000	146,668
Xiwang Sugar Holdings Company, Ltd.	665,717	139,154
Yantai North Andre Juice Company, H Shares	15,000	5,116
Yuzhou Properties Company	190,080	44,022
Zhejiang Glass Company, Ltd., H Shares (I)	162,000	0
Zhong An Real Estate, Ltd. (I)	801,600	148,630
		96,925,074
Colombia - 0.1%
Grupo de Inversiones Suramericana SA	49,581	964,950
Grupo Nutresa SA	1,200	14,974
		979,924
Czech Republic - 0.4%
Komercni Banka AS	8,663	1,606,802
Pegas Nonwovens SA	22,565	584,850
Telefonica Czech Republic AS	551	7,579
Unipetrol AS (I)	214,695	1,847,661
		4,046,892
Hong Kong - 4.5%
361 Degrees International, Ltd. (L)	523,000	124,436
AMVIG Holdings, Ltd.	494,000	190,302
Asian Citrus Holdings, Ltd.	453,000	162,382
AVIC International Holding
Hong Kong, Ltd. (I)	1,840,152	84,825
C C Land Holdings, Ltd.	822,084	232,971
Carnival Group International Holdings, Ltd. (I)	134,000	6,449
Chaoda Modern Agriculture Holdings, Ltd. (I)	3,056,474	149,770
Chigo Holding, Ltd. (I)	2,796,000	60,408
China Aerospace International Holdings, Ltd.	1,971,200	221,645
China Agri-Industries Holdings, Ltd.	1,769,300	770,392
China Chengtong Development Group, Ltd. (I)	526,000	18,459
China Energine International Holdings, Ltd. (I)	857,853	43,799
China Everbright, Ltd.	998,000	1,302,795
China Fiber Optic Network
System Group, Ltd.	334,000	42,506
China Glass Holdings, Ltd. (I)	238,000	24,907
China Green Holdings, Ltd. (I)	422,627	45,636
China Haidian Holdings, Ltd.	1,124,000	102,623
China High Precision Automation Group, Ltd.	18,000	2,878
China High Speed Transmission Equipment
Group Company, Ltd. (I)	938,000	422,425
China Lumena New Materials Corp. (L)	2,036,000	377,437
China New Town
Development Company, Ltd. (I)	1,505,165	109,627
China Ocean Resources Company, Ltd. (I)	8,670	21,864
China Properties Group, Ltd. (I)	724,000	179,208
China Resources Cement Holdings, Ltd.	362,000	180,598
China South City Holdings, Ltd.	956,000	213,260
China Starch Holdings, Ltd.	1,415,000	35,880
China Tianyi Holdings, Ltd.	128,000	22,141
China Travel International Investment
Hong Kong, Ltd.	4,134,000	774,830
China Unicom Hong Kong, Ltd.	4,504,000	5,940,816
China Unicom Hong Kong, Ltd., ADR (L)	214,448	2,817,847
China Vanadium Titano - Magnetite
Mining Company, Ltd. (I)	411,000	65,434
China WindPower Group, Ltd.	1,810,000	64,783

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
CITIC Pacific, Ltd. (L)	1,524,000	$1,622,014
CITIC Resources Holdings, Ltd. (I)	3,528,000	396,961
Clear Media, Ltd.	14,000	9,538
Coastal Greenland, Ltd. (I)	520,000	30,191
Comba Telecom Systems Holdings, Ltd. (I)(L)	458,000	144,956
Cosco International Holdings, Ltd.	925,625	366,740
COSCO Pacific, Ltd.	1,575,220	2,016,644
CSPC Pharmaceutical Group, Ltd.	56,000	27,675
DaChan Food Asia, Ltd. (I)	612,000	80,617
Dynasty Fine Wines Group, Ltd. (I)	330,000	61,268
Franshion Properties China, Ltd.	3,012,000	1,004,060
Fufeng Group, Ltd. (I)	349,200	112,015
Global Bio-Chem Technology
Group Company, Ltd. (I)	2,520,000	222,793
Global Sweeteners Holdings, Ltd. (I)	148,000	9,897
Glorious Property Holdings, Ltd. (I)	2,284,000	344,270
Golden Meditech Holdings, Ltd.	837,684	99,862
Goldlion Holdings, Ltd.	261,000	125,633
GOME Electrical
Appliances Holdings, Ltd. (I)(L)	8,845,000	790,755
Hanergy Solar Group, Ltd. (I)	230,000	17,681
Heng Tai Consumables Group, Ltd. (I)	3,363,862	68,941
HKC Holdings, Ltd.	4,298,149	132,537
Hopson Development Holdings, Ltd. (I)	850,000	1,153,603
Huscoke Resources Holdings, Ltd. (I)	2,258,000	30,565
Hutchison Harbour Ring, Ltd.	732,000	55,687
Inspur International, Ltd.	2,440,000	98,579
Ju Teng International Holdings, Ltd.	778,000	362,789
Kai Yuan Holdings, Ltd. (I)	2,980,000	71,933
Kingboard Chemical Holdings, Ltd.	756,630	1,551,941
Kingboard Laminates Holdings, Ltd.	244,500	96,157
Kingway Brewery Holdings, Ltd. (I)	308,000	110,269
KWG Property Holding, Ltd.	1,117,013	580,233
Lai Fung Holdings, Ltd.	8,970,000	179,811
Le Saunda Holdings	22,000	8,035
Lee & Man Paper Manufacturing, Ltd.	257,000	152,860
Loudong General Nice Resources
China Holdings, Ltd. (I)	590,400	37,602
MIE Holdings Corp.	376,000	86,533
MIN XIN Holdings, Ltd.	116,000	58,335
Mingyuan Medicare
Development Company, Ltd. (I)	1,300,000	24,067
Minmetals Land, Ltd.	798,000	113,881
Nan Hai Corp., Ltd. (I)	27,150,000	107,997
New World China Land, Ltd.	2,335,200	896,932
New World Department Store China, Ltd.	155,000	78,182
Nine Dragons Paper Holdings, Ltd.	872,000	561,804
PetroAsian Energy Holdings, Ltd. (I)	600,000	11,879
Poly Property Group Company, Ltd.	1,500,453	806,009
Pou Sheng International Holdings, Ltd. (I)	503,000	20,949
Prosperity International Holdings HK, Ltd. (I)	1,320,000	46,790
Qingling Motors Company, Ltd., H Shares	1,054,000	260,284
Real Nutriceutical Group, Ltd.	529,000	147,434
Regent Manner International Holdings, Ltd.	360,000	68,463
REXLot Holdings, Ltd.	4,434,921	290,413
Royale Furniture Holdings, Ltd	207,750	12,055
Samson Holding, Ltd.	361,548	67,189
Shanghai Industrial Holdings, Ltd.	620,000	1,909,576
Shanghai Industrial Urban
Development Group, Ltd. (I)(L)	775,000	154,488
Shanghai Zendai Property, Ltd. (I)	2,530,000	41,614
Shenzhen International Holdings, Ltd.	10,691,838	1,310,334
Shenzhen Investment, Ltd.	2,574,142	970,624

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Shimao Property Holdings, Ltd.	1,805,000	$3,550,810
Shougang Concord International
Enterprises Company, Ltd. (I)	4,306,000	192,711
Shougang Fushan Resources Group, Ltd. (L)	2,306,000	901,284
Silver Grant International, Ltd.	1,072,000	158,677
SIM Technology Group, Ltd. (I)	975,000	50,252
Sino Oil And Gas Holdings, Ltd. (I)(L)	6,035,000	156,433
Sino Prosper State Gold
Resources Holdings, Ltd. (I)	365,000	9,073
Sinofert Holdings, Ltd.	2,924,000	487,979
Sinolink Worldwide Holdings, Ltd. (I)	2,292,000	192,888
Sinotrans Shipping, Ltd.	842,000	199,368
SMI Corp., Ltd. (I)	1,280,000	26,368
Solargiga Energy Holdings, Ltd. (I)	354,000	17,839
SRE Group, Ltd. (I)	3,206,857	101,763
Tak Sing Alliance Holdings, Ltd. (I)	182,675	37,545
TCC International Holdings, Ltd.	696,000	162,010
TCL Communication
Technology Holdings, Ltd.	157,000	70,037
TCL Multimedia Technology Holdings, Ltd.	75,200	44,074
Texhong Textile Group, Ltd.	4,000	5,128
Tian An China Investment, Ltd.	741,000	534,784
Tianjin Port Development Holdings, Ltd.	744,000	95,133
Tomson Group, Ltd.	386,807	101,967
TPV Technology, Ltd.	583,684	132,066
Truly International Holdings, Ltd.	611,000	297,633
VODone, Ltd. (I)	1,977,400	139,038
Wasion Group Holdings, Ltd.	140,000	86,379
XTEP International Holdings	157,000	65,159
Yanchang Petroleum International, Ltd. (I)	2,560,000	113,529
Yip’s Chemical Holdings, Ltd.	16,000	14,458
Yuexiu Property Company, Ltd.	7,105,250	1,787,461
		44,766,123
Hungary - 0.6%
Danubius Hotel and Spa PLC (I)	6,805	124,018
EGIS Pharmaceuticals PLC	3,776	364,671
Fotex Holding SE (I)	3,792	3,702
OTP Bank PLC	282,692	5,932,569
		6,424,960
India - 7.0%
Aarti Industries, Ltd.	51,087	68,702
Aban Offshore, Ltd.	15,263	63,972
ABG Shipyard, Ltd. (I)	8,406	41,331
Adani Enterprises, Ltd.	164,157	572,410
Aditya Birla Nuvo, Ltd.	55,261	983,009
Alembic Pharmaceuticals, Ltd.	18,738	41,292
Alembic, Ltd. (I)	23,598	7,827
Allahabad Bank	186,565	283,832
Alok Industries, Ltd.	568,576	67,256
Amtek Auto, Ltd.	146,074	169,687
Amtek India, Ltd.	10,552	11,743
Anant Raj , Ltd.	54,720	48,351
Andhra Bank	198,888	273,837
Ansal Properties & Infrastructure, Ltd. (I)	30,966	9,685
Apollo Tyres, Ltd.	226,563	213,313
Arvind, Ltd.	109,711	143,499
Ashok Leyland, Ltd.	1,096,572	369,971
Atul, Ltd.	584	2,908
Aurobindo Pharma, Ltd.	89,300	272,236
Bajaj Finance, Ltd.	14,961	350,886
Bajaj Hindusthan, Ltd.	344,964	84,181
Bajaj Holdings and Investment, Ltd.	49,562	671,941

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
India (continued)
Ballarpur Industries, Ltd.	403,880	$89,555
Balmer Lawrie & Company, Ltd.	5,100	32,691
Balmer Lawrie & Company, Ltd.	3,825	24,518
Balrampur Chini Mills, Ltd. (I)	206,266	134,273
Bank of Baroda	88,490	854,007
Bank of India	114,231	446,406
Bank of Maharashtra	152,501	135,213
BEML, Ltd.	14,453	37,421
BGR Energy Systems, Ltd.	7,989	17,414
Bhushan Steel, Ltd.	46,011	358,314
Birla Corp., Ltd.	41,435	150,823
Bombay Burmah Trading Company	15,000	27,070
Bombay Dyeing &
Manufacturing Company, Ltd.	25,940	25,779
Bombay Rayon Fashions, Ltd. (I)	7,468	26,652
Brigade Enterprises, Ltd.	1,477	1,509
Cairn India, Ltd.	631,653	3,058,283
Canara Bank	98,171	600,910
Capital First, Ltd.	4,573	12,367
Central Bank of India	54,446	56,551
Century Textiles & Industries, Ltd.	34,929	155,113
Chambal Fertilizers & Chemicals, Ltd.	39,136	23,905
City Union Bank, Ltd.	162,675	150,388
City Union Bank, Ltd. (I)	40,668	31,104
Claris Lifesciences, Ltd.	4,155	14,631
Core Education & Technologies, Ltd.	2,140	995
Corporation Bank	11,690	68,811
Cox & Kings, Ltd.	15,845	32,721
Crompton Greaves, Ltd.	11,838	17,210
Dalmia Bharat Enterprises, Ltd.	12,925	28,057
DB Realty, Ltd. (I)	35,138	30,055
DCM Shriram Consolidated	39,804	38,814
Deepak Fertilizers
& Petrochemicals Corp., Ltd.	28,839	45,389
Dena Bank	27,208	32,055
Development Credit Bank, Ltd. (I)	121,079	95,709
DLF, Ltd.	430,090	1,303,106
Dredging Corp. of India, Ltd. (I)	1,365	4,044
Edelweiss Financial Services, Ltd.	304,550	154,854
Educomp Solutions, Ltd.	42,399	25,188
EID Parry India, Ltd.	80,296	179,973
EIH, Ltd.	14,338	12,482
Elder Pharmaceuticals, Ltd.	7,799	42,023
Electrosteel Castings, Ltd.	89,970	19,523
Era Infra Engineering, Ltd.	36,627	83,641
Escorts, Ltd.	44,637	55,562
Ess Dee Aluminium, Ltd.	1,077	9,183
Essar Oil, Ltd. (I)	184,984	189,007
Essar Ports, Ltd.	16,178	19,541
Essel Propack, Ltd.	37,352	25,043
Federal Bank, Ltd.	163,534	1,127,661
Finolex Cables, Ltd.	54,200	44,859
Finolex Industries, Ltd.	46,584	97,588
Fortis Healthcare, Ltd. (I)	76,664	110,567
GAIL India, Ltd.	27,749	147,229
Gammon India, Ltd.	85,633	23,947
Gateway Distriparks, Ltd.	10,919	20,029
Geodesic, Ltd.	59,402	5,567
Gitanjali Gems, Ltd.	56,665	222,706
Graphite India, Ltd.	75,117	92,790
Grasim Industries, Ltd.	28,107	1,333,170
GTL Infrastructure, Ltd. (I)	100,276	2,857
Gujarat Alkalies & Chemicals, Ltd.	24,028	71,899

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
India (continued)
Gujarat Fluorochemicals, Ltd.	9,544	$45,987
Gujarat Narmada Valley
Fertilizers Company, Ltd.	66,143	83,043
Gujarat NRE Coke, Ltd.	166,598	39,001
Gujarat State Fertilisers & Chemicals, Ltd.	105,690	108,072
Gujarat State Petronet, Ltd.	109,920	106,366
HBL Power Systems, Ltd.	5,099	619
HCL Infosystems, Ltd. (I)	126,394	70,205
HEG, Ltd.	12,877	34,031
HeidelbergCement India, Ltd. (I)	4,823	3,386
Hexa Tradex, Ltd. (I)	32,971	9,951
Hexaware Technologies, Ltd.	12,380	18,116
Hindalco Industries, Ltd.	1,340,282	2,217,075
Hinduja Ventures, Ltd.	5,620	33,267
Hindustan Construction Company, Ltd. (I)	223,609	39,692
Hotel Leela Venture, Ltd. (I)	112,448	32,147
Housing Development
& Infrastructure, Ltd. (I)	220,761	137,091
HSIL, Ltd.	5,997	8,580
ICICI Bank, Ltd.	167,495	3,005,808
IDBI Bank, Ltd.	267,194	320,223
IDFC, Ltd.	119,156	255,036
IFCI, Ltd.	181,420	80,645
India Cements, Ltd.	258,302	247,710
India Infoline, Ltd.	213,160	185,921
Indiabulls Housing Finance, Ltd.	240,661	1,096,896
Indiabulls Infrastructure and Power, Ltd. (I)	930,247	53,990
Indiabulls Real Estate, Ltd.	315,338	332,126
Indian Bank	70,234	135,362
Indian Hotels Company, Ltd.	200,274	163,853
Indian Overseas Bank	234,477	196,648
ING Vysya Bank, Ltd.	16,192	166,186
Ingersoll-Rand India, Ltd.	14,510	91,532
IVRCL, Ltd. (I)	311,424	77,377
Jai Corp., Ltd.	22,618	17,433
Jain Irrigation Systems, Ltd.	9,561	8,298
Jaiprakash Associates, Ltd.	796,755	716,582
Jammu & Kashmir Bank, Ltd.	41,976	875,652
Jaypee Infratech, Ltd.	65,960	23,276
JB Chemicals & Pharmaceuticals, Ltd.	20,800	26,760
JBF Industries, Ltd.	33,505	53,599
Jindal Poly Films, Ltd.	1,258	3,068
Jindal Saw, Ltd.	164,858	160,860
Jindal Stainless, Ltd. (I)	44,529	36,461
Jindal Steel & Power, Ltd.	40,930	147,857
JK Cement, Ltd.	5,431	20,751
JK Lakshmi Cement, Ltd.	7,421	12,013
JM Financial, Ltd.	124,021	56,410
JSW Energy, Ltd.	408,574	297,758
JSW Steel, Ltd.	122,212	1,336,727
Jubilant Life Sciences, Ltd.	53,395	118,436
Kalpataru Power Transmission, Ltd.	20,383	23,582
Karnataka Bank, Ltd.	180,381	337,287
Karur Vysya Bank, Ltd.	30,968	226,174
Kesoram Industries, Ltd.	37,342	42,042
Kesoram Industries, Ltd.	26,673	30,030
Lakshmi Vilas Bank, Ltd.	30,751	36,505
Madras Cements, Ltd.	36,000	136,259
Mahanagar Telephone Nigam, Ltd. (I)	186,850	54,678
Maharashtra Seamless, Ltd.	38,253	131,668
Mahindra Lifespace Developers, Ltd.	10,600	75,000
Manaksia, Ltd. (I)	3,292	2,701
McLeod Russel India, Ltd.	48,101	234,632

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
India (continued)
Mercator, Ltd. (I)	150,335	$28,335
MOIL, Ltd.	3,305	11,056
Monnet Ispat & Energy, Ltd.	29,947	62,516
Mphasis, Ltd.	2,277	14,235
MRF, Ltd.	920	198,450
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	138,250	24,639
Nagarjuna Oil Refinery, Ltd. (I)	125,682	6,130
National Aluminium Company, Ltd.	108,688	52,638
Nava Bharat Ventures, Ltd.	1,614	4,648
NCC, Ltd.	263,914	108,483
NIIT Technologies, Ltd.	22,936	104,466
NIIT, Ltd.	19,897	6,268
Noida Toll Bridge Company, Ltd.	62,165	23,691
OMAXE, Ltd. (I)	49,670	120,060
Orchid Chemicals & Pharmaceuticals, Ltd.	37,760	30,808
Orient Cement, Ltd. (I)	58,165	56,379
Orient Paper & Industries, Ltd.	58,165	7,284
Oriental Bank of Commerce	101,465	354,976
Oswal Chemicals & Fertilizers (I)	1,896	562
Panacea Biotec, Ltd. (I)	12,287	19,990
Parsvnath Developers, Ltd. (I)	76,316	42,189
Peninsula Land, Ltd.	39,087	25,106
Persistent Systems, Ltd.	2,387	20,080
Piramal Enterprises, Ltd.	49,488	473,437
Plethico Pharmaceuticals, Ltd. (I)	7,219	22,774
Polaris Financial Technology, Ltd.	26,963	51,920
Polyplex Corp., Ltd.	3,400	7,812
Prime Focus Ltd. (I)	46,896	27,190
Prozone Capital Shopping Centres, Ltd. (I)	20,606	9,974
PTC India Financial Services, Ltd. (I)	29,410	6,380
PTC India, Ltd.	233,522	192,835
Punj Lloyd, Ltd.	165,098	97,591
Punjab & Sind Bank	5,337	4,783
Raymond, Ltd.	30,886	128,283
REI Agro, Ltd.	214,503	42,897
REI Six Ten Retail, Ltd. (I)	7,680	136
Reliance Capital, Ltd.	94,899	539,453
Reliance Communications, Ltd.	685,263	1,359,812
Reliance Industries, Ltd.	666,535	9,649,469
Reliance Industries, Ltd., GDR (S)	349,881	10,081,777
Reliance Power, Ltd. (I)	588,041	637,899
Rolta India, Ltd.	133,332	137,702
Ruchi Soya Industries, Ltd.	125,412	128,046
Rural Electrification Corp., Ltd.	140,240	470,046
Sesa Goa, Ltd.	315,155	757,272
Shipping Corp. of India, Ltd. (I)	104,070	60,407
Shiv-Vani Oil & Gas
Exploration Services, Ltd.	6,058	2,887
Shree Renuka Sugars, Ltd. (I)	220,608	59,723
Sintex Industries, Ltd.	97,140	66,230
Sobha Developers, Ltd.	40,327	236,026
South Indian Bank, Ltd.	1,171,770	453,475
SREI Infrastructure Finance, Ltd.	247,892	91,180
SRF, Ltd.	24,910	60,603
State Bank of Bikaner & Jaipur	899	6,214
State Bank of India	78,651	2,588,593
State Bank of India, GDR	435	29,030
Steel Authority of India, Ltd.	521,441	444,835
Sterling Biotech, Ltd. (I)	34,756	3,220
Sterlite Industries India, Ltd., ADR (L)	377,373	2,203,858
Sterlite Technologies, Ltd.	72,209	23,542
Strides Arcolab, Ltd.	7,164	104,842
Sundaram Finance, Ltd.	1,300	11,686

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
India (continued)
Suzlon Energy, Ltd. (I)	761,267	$115,153
Syndicate Bank	206,951	382,758
Tata Chemicals, Ltd.	96,921	459,387
Tata Communications, Ltd.	50,645	136,554
Tata Communications, Ltd., ADR (L)	11,658	59,456
Tata Global Beverages, Ltd.	467,750	1,056,845
Tata Investment Corp., Ltd.	6,673	46,416
Tata Steel, Ltd.	344,558	1,573,754
Tata Steel, Ltd., GDR	743	3,477
The Great Eastern Shipping Company, Ltd.	84,512	305,603
Time Technoplast, Ltd.	4,194	3,031
Tube Investments of India, Ltd.	369	832
Tulip Telecom, Ltd. (I)	28,364	3,529
TV18 Broadcast, Ltd. (I)	56,338	23,087
UCO Bank	85,194	88,455
Uflex, Ltd.	10,885	10,847
Union Bank of India, Ltd.	169,587	529,247
Unitech, Ltd. (I)	1,276,814	453,577
United Phosphorus, Ltd.	178,021	407,377
Usha Martin, Ltd. (I)	154,885	60,834
Uttam Galva Steels, Ltd. (I)	13,863	13,667
Vardhman Special Steels, Ltd. (I)	1,620	474
Vardhman Textiles, Ltd.	8,101	36,530
Videocon Industries, Ltd.	105,664	352,270
Vijaya Bank	83,311	62,966
Welspun Corp, Ltd.	55,523	40,878
Zuari Agro Chemicals, Ltd.	9,200	15,154
Zuari Global, Ltd.	9,200	7,768
		70,515,816
Indonesia - 3.4%
Adaro Energy Tbk PT	7,137,500	614,671
Adhi Karya Persero Tbk PT	283,000	94,339
Agis Tbk PT (I)	1,846,000	74,404
Aneka Tambang Persero Tbk PT	5,527,500	554,406
Asahimas Flat Glass Tbk PT	65,500	55,104
Bakrie & Brothers Tbk PT (I)	121,836,489	638,337
Bakrie Sumatera Plantations Tbk PT	17,546,000	91,915
Bakrie Telecom Tbk PT (I)	24,850,000	125,276
Bakrieland Development Tbk PT (I)	41,455,500	208,211
Bank Bukopin Tbk PT	4,493,500	325,823
Bank Danamon Indonesia Tbk PT	4,507,294	2,650,813
Bank Mandiri Persero Tbk PT	3,829,320	3,451,156
Bank Negara Indonesia Persero Tbk PT	11,492,881	4,949,343
Bank Pan Indonesia Tbk PT (I)	4,924,397	350,813
Bank Pembangunan Daerah Jawa Barat Dan
Banten Tbk PT	2,121,500	251,471
Bank Tabungan Negara Persero Tbk PT	3,842,861	443,080
Barito Pacific Tbk PT (I)	1,893,500	74,249
Benakat Petroleum Energy Tbk PT (I)	5,190,500	69,560
Berau Coal Energy Tbk PT	2,215,500	42,417
Berlian Laju Tanker Tbk PT (I)	16,708,166	0
Bhakti Investama Tbk PT	17,730,000	853,025
Bisi International PT	1,105,000	75,329
Borneo Lumbung Energi & Metal Tbk PT (I)	239,000	9,269
Budi Acid Jaya Tbk PT (I)	1,493,000	15,301
Central Proteinaprima Tbk PT (I)	16,930,000	76,761
Ciputra Development Tbk PT	15,325,500	2,078,352
Ciputra Property Tbk PT	213,500	25,393
Ciputra Surya Tbk PT	896,000	295,862
Clipan Finance Indonesia Tbk PT	1,045,000	43,055
Darma Henwa Tbk PT (I)	21,675,000	109,194
Davomas Abadi Tbk PT (I)	2,465,000	12,418
Delta Dunia Makmur Tbk PT (I)	2,282,500	30,626

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Elnusa Tbk PT	2,000,000	$52,307
Energi Mega Persada Tbk PT (I)	39,318,681	468,580
Exploitasi Energi Indonesia Tbk PT (I)	1,289,000	42,673
Gajah Tunggal Tbk PT	2,052,500	658,429
Garuda Indonesia Persero Tbk PT (I)	1,440,000	75,434
Global Mediacom Tbk PT	1,172,000	251,716
Gozco Plantations Tbk PT	3,863,400	52,538
Harum Energy Tbk PT	101,500	30,717
Hexindo Adiperkasa Tbk PT	110,000	49,316
Holcim Indonesia Tbk PT	924,768	227,724
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	2,168,500	242,678
Indika Energy Tbk PT	1,851,000	142,787
Indofood Sukses Makmur Tbk PT	4,579,000	3,387,437
Indomobil Sukses Internasional Tbk PT (I)	40,500	21,575
Intiland Development Tbk PT	3,722,500	190,438
Japfa Comfeed Indonesia Tbk PT	780,270	125,772
Kawasan Industri Jababeka Tbk PT	14,566,000	517,898
Krakatau Steel Persero Tbk PT	658,500	31,513
Lippo Karawaci Tbk PT	19,265,793	2,937,934
Matahari Putra Prima Tbk PT	2,803,500	823,519
Medco Energi Internasional Tbk PT	2,465,000	417,867
Mitra International Resources Tbk PT (I)	1,747,000	11,265
Multipolar Corp. Tbk Pt	2,961,000	171,311
Pabrik Kertas Tjiwi Kimia Tbk PT	72,500	14,524
Panin Financial Tbk PT (I)	19,315,500	407,686
Panin Insurance Tbk PT	1,627,000	112,457
Pembangunan Perumahan Persero Tbk PT	372,500	50,395
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	1,939,500	334,756
Petrosea Tbk PT (I)	210,500	25,297
Polychem Indonesia Tbk PT (I)	2,945,500	70,852
Ramayana Lestari Sentosa Tbk PT	2,505,000	326,830
Salim Ivomas Pratama Tbk Pt (I)	280,000	25,383
Sampoerna Agro Tbk PT	703,500	116,273
Samudera Indonesia Tbk PT	58,500	20,040
Selamat Sempurna Tbk PT	7,500	2,000
Sentul City Tbk PT (I)	19,986,000	489,374
Suryainti Permata Tbk PT (I)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk	1,539,500	192,874
Timah Persero Tbk PT	2,897,500	298,608
Trias Sentosa Tbk PT	2,019,500	63,689
Trimegah Securities Tbk PT (I)	1,540,500	13,502
Truba Alam Manunggal Engineering
Tbk PT (I)	11,991,500	19,331
Tunas Baru Lampung Tbk PT	1,620,000	78,896
Tunas Ridean Tbk PT	2,272,500	200,941
United Tractors Tbk PT	571,500	1,040,913
Vale Indonesia Tbk PT	3,845,000	779,542
Wijaya Karya Persero Tbk PT	215,747	44,256
Xl Axiata Tbk PT	272,000	131,944
		34,481,764
Israel - 0.0%
Mivtach Shamir Holdings, Ltd.	6,071	162,057
Malaysia - 4.9%
Affin Holdings BHD	711,300	979,929
AirAsia BHD	808,400	816,130
Alam Maritim Resources BHD (I)	264,700	115,168
Alliance Financial Group BHD	1,271,600	2,131,405
AMMB Holdings BHD	2,200,162	5,110,524
Ann Joo Resources BHD	252,200	105,076
APM Automotive Holdings BHD	6,500	10,265
Asas Dunia BHD	24,000	12,380

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Berjaya Corp. BHD	2,315,900	$427,859
BIMB Holdings BHD	134,400	173,029
Boustead Holdings BHD	607,376	1,007,302
Cahya Mata Sarawak BHD	241,600	402,987
Coastal Contracts BHD	30,000	20,425
DiGi.Com BHD	83,200	124,735
Dijaya Corp. BHD	81,800	48,733
DRB-Hicom BHD	1,194,900	1,011,661
Eastern & Oriental BHD	337,900	213,199
ECM Libra Financial Group BHD	175,561	45,065
Faber Group BHD	123,900	69,649
Genting Malaysia BHD	1,560,100	1,912,971
Globetronics Technology BHD	190,440	130,395
Glomac BHD	462,600	176,652
Goldis BHD (I)	306,000	194,629
HAP Seng Consolidated BHD	1,815,120	1,175,234
Hap Seng Plantations Holdings BHD	617,500	519,516
Hong Leong Financial Group BHD	309,800	1,406,969
Hong Leong Industries BHD	25,000	35,757
Hunza Properties BHD	113,800	74,544
Hwang-DBS Malaysia BHD	105,200	133,334
IGB Corp. BHD	1,590,043	1,250,263
IJM Corp. BHD	2,070,980	3,691,954
IJM Land BHD	443,300	401,240
IJM Plantations BHD	64,500	64,758
Inch Kenneth Kajang Rubber	106,800	30,253
Insas BHD	494,969	78,321
Integrated Logistics BHD	162,855	77,680
Iris Corp. BHD	356,700	21,896
JAKS Resources BHD (I)	246,000	31,685
Jaya Tiasa Holdings BHD	251,226	159,018
JCY International BHD	265,600	55,997
K&N Kenanga Holdings BHD	402,145	76,987
Karambunai Corp. BHD (I)	1,978,300	78,265
Keck Seng Malaysia BHD	222,300	351,271
Kian JOO CAN Factory BHD	290,000	256,112
Kim Loong Resources BHD	32,400	24,714
Kinsteel BHD (I)	561,400	57,584
KLCC Property Holdings BHD	796,400	1,709,599
KNM Group BHD (I)	1,152,000	166,966
KSL Holdings BHD (I)	267,333	168,434
KUB Malaysia BHD (I)	534,400	79,762
Kulim Malaysia BHD	989,600	1,079,669
Kumpulan Fima BHD	2,300	1,497
Kwantas Corp. BHD	56,000	32,805
Land & General BHD (I)	163,200	22,946
Landmarks BHD (I)	384,900	135,191
LBS Bina Group BHD	210,000	82,835
Lion Industries Corp. BHD	736,100	227,007
Malayan Flour Mills BHD	132,300	53,847
Malaysia Airports Holdings BHD	185,193	369,864
Malaysian Airline System BHD (I)	1,371,700	131,563
Malaysian Bulk Carriers BHD	194,100	107,187
Malaysian Pacific Industries BHD	64,375	52,330
Malaysian Resources Corp. BHD	650,100	312,092
MBM Resources BHD	78,650	95,511
Media Prima BHD	46,900	41,235
Mega First Corp. BHD	163,700	88,071
MISC BHD (I)	523,400	842,955
MK Land Holdings BHD	632,500	69,731
MMC Corp. BHD	1,118,700	952,882
MNRB Holdings BHD	10,000	11,256
Mudajaya Group BHD	201,700	165,731

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Muhibbah Engineering Malaysia BHD	495,300	$270,995
Mulpha International BHD (I)	2,622,700	341,589
Multi-Purpose Holdings BHD	95,600	109,201
Naim Holdings BHD	198,100	247,371
NCB Holdings BHD	4,100	5,950
Oriental Holdings BHD	549,620	1,709,801
OSK Holdings BHD	903,998	471,255
Panasonic Manufacturing Malaysia BHD	42,600	341,067
Perdana Petroleum BHD (I)	230,800	138,938
PJ Development Holdings BHD	258,900	76,288
POS Malaysia BHD	52,800	78,180
PPB Group BHD	729,200	3,253,970
Press Metal BHD	51,000	37,466
Protasco BHD	172,400	63,680
RHB Capital BHD	106,626	290,058
Rimbunan Sawit BHD	325,600	83,222
Salcon BHD	42,800	8,804
Scientex BHD	8,800	14,756
Scomi Group BHD (I)	1,708,300	207,094
Selangor Dredging BHD	326,900	104,441
Selangor Properties BHD	105,000	128,458
Shangri-La Hotels BHD	101,900	231,567
Shell Refining Company Federation of
Malaya BHD	161,700	430,116
SHL Consolidated BHD	172,300	88,702
Sunway BHD	898,722	1,002,176
Supermax Corp. BHD	325,900	203,174
Suria Capital Holdings BHD	237,900	137,793
Symphony Life BHD (I)	185,955	66,170
TA Ann Holdings BHD	344,990	416,472
TA Enterprise BHD	1,903,200	372,355
TA Global BHD	1,233,900	117,149
TAN Chong Motor Holdings BHD	20,700	42,978
TDM BHD	1,030,200	259,843
TH Plantations BHD (I)	14,880	8,682
Time.com BHD (I)	346,900	420,761
Tradewinds Corp. BHD	398,400	136,322
UEM Sunrise BHD	32,200	31,442
Unisem Malaysia BHD	601,680	180,799
United Malacca BHD	97,800	231,956
UOA Development Bhd	63,900	48,831
VS Industry BHD	166,770	66,509
Wah Seong Corp. BHD	106,156	61,145
WCT BHD (I)	608,550	478,931
Wing Tai Malaysia BHD	124,000	92,737
WTK Holdings BHD	368,500	129,986
YNH Property BHD	662,715	416,667
YTL Corp. BHD	5,036,140	2,635,616
YTL Land & Development BHD (I)	52,700	17,772
Zelan BHD (I)	120,700	10,883
		48,614,604
Mexico - 7.6%
Alfa SAB de CV, Class A	3,135,770	7,540,881
Arca Continental SAB de CV	282,873	2,168,247
Axtel SAB de CV (I)(L)	982,700	339,007
Cemex SAB de CV, ADR (I)(L)	1,366,514	14,457,718
Cia Minera Autlan SAB de CV, Series B	14,000	8,968
Consorcio ARA SAB de CV (I)	1,418,400	515,585
Controladora Comercial Mexicana SAB de CV	147,007	558,873
Corporacion GEO SAB de CV, Series B (I)	793,874	336,973
Desarrolladora Homex SAB de CV (I)	153,600	96,612
Desarrolladora Homex SAB
de CV, ADR (I)(L)	9,800	36,554

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Empresas ICA SAB de CV (I)	220,900	$417,679
Empresas ICA SAB de CV, ADR (I)(L)	198,467	1,494,457
Fomento Economico Mexicano SAB
de CV, ADR	80,814	8,339,197
GMD Resorts SAB de CV (I)	60,500	15,922
Gruma SAB de CV, ADR (I)	7,982	145,592
Gruma SAB de CV, Class B (I)	343,439	1,561,153
Grupo Aeroportuario del Centro Norte
SAB de CV	214,319	702,959
Grupo Aeroportuario del Centro Norte SAB
de CV, ADR	3,057	80,032
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	81,585	4,146,966
Grupo Aeroportuario del Sureste SAB
de CV, ADR	23,270	2,588,555
Grupo Carso SAB de CV, Series A1	817,918	3,902,287
Grupo Cementos de Chihuahua SAB de CV (I)	35,500	112,329
Grupo Comercial Chedraui SA de CV	17,900	66,447
Grupo Famsa SAB de CV, Class A (I)	357,718	621,436
Grupo Financiero Banorte SAB
de CV, Series O	2,397,900	14,323,610
Grupo Industrial Maseca SAB de CV, Series B	53,900	78,620
Grupo Industrial Saltillo SAB de CV	94,000	198,846
Grupo KUO SAB de CV, Series B (I)	164,000	386,033
Grupo Mexicano de Desarrollo SAB de CV (I)	29,430	18,034
Grupo Simec SAB de CV, Series B (I)	219,500	965,584
Industrias Bachoco SAB de CV, ADR (L)	2,653	92,059
Industrias CH SAB de CV, Series B (I)	265,600	1,756,667
Inmuebles Carso SAB de CV, Class B1 (I)	1,110,125	985,258
Minera Frisco SAB de CV, Class A1 (I)	118,600	355,321
OHL Mexico SAB de CV (I)	40,300	95,794
Organizacion Soriana SAB de CV, Series B	1,587,300	5,959,671
Qualitas Controladora SAB de CV	302,933	724,751
Urbi Desarrollos Urbanos SAB de CV (I)(L)	662,000	120,573
		76,315,250
Philippines - 1.2%
Alliance Global Group, Inc.	2,833,000	1,515,519
Atlas Consolidated Mining & Development	215,700	73,488
Cebu Air, Inc.	25,440	39,186
Empire East Land Holdings, Inc. (I)	2,990,000	64,981
Filinvest Development Corp.	211,875	23,920
Filinvest Land, Inc.	18,335,500	717,884
First Philippine Holdings Corp.	427,000	721,127
Global-Estate Resorts, Inc. (I)	1,064,000	43,937
JG Summit Holdings, Inc.	298,700	275,946
Lafarge Republic, Inc.	59,228	15,267
Lopez Holdings Corp.	3,257,000	383,964
Megaworld Corp.	19,138,800	1,449,639
Metropolitan Bank & Trust Company	111,411	284,368
Philippine National Bank (I)	362,200	715,826
Philtown Properties, Inc.	3,844	137
Rizal Commercial Banking Corp.	602,800	799,931
Robinsons Land Corp.	2,512,500	1,174,852
San Miguel Corp.	745,140	1,587,205
San Miguel Pure Foods Company, Inc.	90	451
SM Development Corp.	1,192,020	206,959
Trans-Asia Oil & Energy Development	365,000	18,186
Union Bank of Philippines	214,600	691,957
Vista Land & Lifescapes, Inc.	5,803,000	748,524
		11,553,254
Poland - 1.8%
Agora SA (I)	77,712	200,662

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Asseco Poland SA	62,666	$802,506
Bank Millennium SA (I)	296,783	465,108
Bioton SA (I)	4,546,178	40,982
Ciech SA (I)	32,747	237,614
ComArch SA	1,802	43,853
Enea SA	92,903	369,300
Fabryki Mebli Forte SA	23,417	155,733
Farmacol SA (I)	10,785	165,574
Firma Oponiarska Debica SA	7,423	144,132
Getin Holding SA (L)	174,983	146,792
Grupa Kety SA	17,823	734,576
Grupa Lotos SA (I)	99,148	1,066,022
Impexmetal SA (I)	98,393	72,768
Koelner SA	3,382	7,213
Kopex SA	61,117	207,472
LC Corp. SA (I)	155,767	70,280
MCI Management SA (I)	32,259	72,631
Netia SA (I)(L)	309,487	387,350
Orbis SA	45,854	493,172
Petrolinvest SA (I)	50,401	8,024
PGE SA	828,765	3,831,502
Polimex-Mostostal SA (I)	283,029	18,703
Polnord SA (I)	19,758	47,310
Polski Koncern Miesny Duda SA (I)	61,515	12,765
Polski Koncern Naftowy Orlen SA (I)(L)	472,808	6,601,872
Rovese SA (I)	40,467	18,915
Sygnity SA (I)	6,918	34,748
Tauron Polska Energia SA	587,471	761,449
Zaklady Azotowe w Tarnowie-Moscicach SA	12,877	286,645
		17,505,673
Russia - 4.6%
Federal Hydrogenerating Company
JSC, ADR (I)	865,654	1,254,808
Gazprom OAO, ADR (I)	6,809,600	44,840,235
Lukoil OAO, ADR	1,272	72,566
Magnitogorsk Iron & Steel Works, GDR	90,476	269,076
Magnitogorsk Iron & Steel Works, GDR
(London Exchange)	20,843	61,416
		46,498,101
South Africa - 6.7%
ABSA Group, Ltd.	383,490	5,739,135
Adcorp Holdings, Ltd.	32,721	98,324
Aeci, Ltd.	55,858	647,126
Afgri, Ltd.	389,921	163,519
African Bank Investments, Ltd. (L)	221,718	365,634
African Rainbow Minerals, Ltd.	107,152	1,615,798
Allied Electronics Corp., Ltd.	62,999	130,923
Anglo American Platinum, Ltd. (I)	3,330	98,819
AngloGold Ashanti, Ltd., ADR	109,374	1,564,048
ArcelorMittal South Africa, Ltd. (I)	138,452	447,402
Argent Industrial, Ltd.	113,274	64,129
Aveng, Ltd.	442,348	1,337,331
Barloworld, Ltd.	265,047	2,180,565
Basil Read Holdings, Ltd.	61,165	49,253
Bell Equipment, Ltd.	34,158	80,021
Blue Label Telecoms, Ltd.	260,760	206,541
Business Connexion Group, Ltd.	100,096	50,699
Caxton & CTP Publishers & Printers, Ltd.	185,300	334,340
Cipla Medpro South Africa, Ltd.	491,176	493,284
Clover Industries, Ltd.	12,309	20,729
Consolidated Infrastructure Group, Ltd. (I)	3,352	6,403
DataTec, Ltd.	255,498	1,423,399

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
DRDGOLD, Ltd.	329,618	$178,941
Eqstra Holdings, Ltd.	194,239	119,137
Gold Fields, Ltd., ADR	784,509	4,118,672
Grindrod, Ltd.	607,680	1,290,490
Group Five, Ltd.	94,236	349,358
Harmony Gold Mining
Company, Ltd., ADR (L)	532,185	2,027,625
Hudaco Industries, Ltd.	10,209	93,432
Hulamin, Ltd. (I)	112,965	47,941
Iliad Africa, Ltd.	124,370	51,948
Impala Platinum Holdings, Ltd.	382,149	3,587,976
Investec, Ltd.	318,380	2,059,482
JD Group, Ltd. (L)	204,241	639,107
KAP Industrial Holdings, Ltd.	146,538	48,813
Lewis Group, Ltd.	97,828	621,660
Liberty Holdings, Ltd.	126,115	1,529,185
Merafe Resources, Ltd. (I)	2,241,497	161,704
Metair Investments, Ltd.	115,171	414,180
MMI Holdings, Ltd.	1,109,101	2,480,336
Mondi, Ltd.	145,980	1,867,315
Mpact, Ltd.	55,122	129,717
Murray & Roberts Holdings, Ltd. (I)	120,967	307,009
Mvelaserve, Ltd. (I)	154,755	131,485
Nedbank Group, Ltd.	282,400	5,002,294
Northam Platinum, Ltd. (I)	193,290	623,241
Nu-World Holdings, Ltd.	19,436	31,499
Omnia Holdings, Ltd.	52,359	970,355
Palabora Mining Company, Ltd. (I)	11,449	127,136
Peregrine Holdings, Ltd.	95,789	113,449
Petmin, Ltd.	101,536	21,225
PSG Group, Ltd.	31,165	218,233
Rainbow Chicken, Ltd.	2,397	3,759
Raubex Group, Ltd.	77,675	171,202
Royal Bafokeng Platinum, Ltd. (I)	9,433	42,123
Sappi, Ltd. (I)	331,201	823,163
Sappi, Ltd., ADR (I)(L)	156,861	384,309
Sentula Mining, Ltd. (I)	262,338	25,798
Sibanye Gold, Ltd., ADR (I)	196,127	576,613
Standard Bank Group, Ltd.	942,113	10,590,309
Stefanutti Stocks Holdings, Ltd.	48,594	44,919
Steinhoff International Holdings, Ltd. (I)	1,892,115	4,689,657
Super Group, Ltd. (I)	225,275	527,570
Telkom SA, Ltd. (I)	271,496	455,644
Telkom SA, Ltd., ADR (I)	3,000	19,833
Tiger Wheels, Ltd. (I)	32,678	0
Times Media Group, Ltd. (I)	61,751	118,609
Tongaat Hulett, Ltd.	74,597	947,045
Trans Hex Group, Ltd. (I)	44,790	16,336
Trencor, Ltd.	89,914	613,736
Value Group, Ltd.	178,661	99,167
Village Main Reef, Ltd.	344,988	15,725
Zeder Investments, Ltd.	164,503	63,250
		66,709,134
South Korea - 15.1%
AMOREPACIFIC Group	527	160,058
Asia Cement Company, Ltd.	3,240	215,327
Asia Paper Manufacturing Company, Ltd.	1,600	30,849
AUK Corp. (I)	19,670	39,429
Bookook Securities Company, Ltd.	4,950	68,049
Boryung Pharmaceutical Company, Ltd.	2,963	70,798
BS Financial Group, Inc.	185,010	2,330,049
Busan City Gas Company, Ltd.	7,300	174,496
BYC Company, Ltd.	240	39,687

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Byucksan Corp.	19,800	$32,147
Chin Hung International, Inc. (I)	7,184	15,856
Chosun Refractories Company, Ltd.	1,708	111,819
CJ Corp.	10,310	1,020,892
CJ Korea Express Company, Ltd. (I)	8,268	686,977
Cosmochemical Company, Ltd. (I)	3,570	29,818
Dae Dong Industrial Company, Ltd.	9,000	50,377
Dae Han Flour Mills Company, Ltd.	1,232	141,857
Daechang Company, Ltd. (L)	43,270	42,586
Daeduck GDS Company, Ltd.	12,540	221,341
Daegu Department Store	9,340	122,267
Daehan Steel Company, Ltd. (L)	9,250	47,059
Daekyo Company, Ltd.	44,550	281,617
Daelim Industrial Company, Ltd.	32,582	2,464,938
Daelim Trading Company, Ltd.	1,417	5,026
Daesang Holdings Company, Ltd.	8,320	56,690
Daesung Holdings Company, Ltd.	8,110	58,942
Daewoo Securities Company, Ltd.	62,611	546,179
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	23,550	516,967
Dahaam E-Tec Company, Ltd.	2,630	41,452
Daishin Securities Company, Ltd.	53,530	418,432
Daou Technology, Inc.	26,120	374,539
Dasan Networks, Inc. (I)	3,523	21,348
DGB Financial Group, Inc.	146,510	1,997,837
Dong Ah Tire & Rubber Company, Ltd.	10,970	175,594
Dong Yang Gang Chul Company, Ltd. (I)	2,200	4,507
Dong-Il Corp.	673	29,392
Dongbang Transport Logistics Company, Ltd.	5,500	13,361
Dongbu Corp. (I)(L)	12,860	42,866
Dongbu HiTek Company, Ltd. (I)	26,970	161,492
Dongbu Securities Company, Ltd.	32,430	113,305
Dongbu Steel Company, Ltd. (I)	23,705	53,865
Dongil Industries Company, Ltd.	1,340	61,803
Dongkuk Steel Mill Company, Ltd. (L)	42,070	397,364
Dongwha Pharmaceutical Company, Ltd.	16,190	93,837
Doosan Corp.	5,073	569,055
Doosan Engineering &
Construction Company, Ltd. (I)	31,415	70,541
DRB Holding Company, Ltd.	4,881	32,079
DRB Industrial Company, Ltd.	4,258	30,184
Eugene Investment &
Securities Company, Ltd. (I)	45,730	92,854
Fursys, Inc.	3,612	89,867
Gaon Cable Company, Ltd.	2,934	52,002
Golden Bridge Investment &
Securities Company, Ltd. (I)	35,116	26,105
GS Engineering & Construction Corp.	24,971	607,554
GS Holdings Corp.	42,665	1,910,252
Gwangju Shinsegae Company, Ltd.	1,055	246,670
Halla Engineering & Construction Corp.	14,352	64,834
Han Kuk Carbon Company, Ltd.	2,130	12,448
Hana Financial Group, Inc.	329,548	9,532,573
Handok Pharmaceuticals Company, Ltd.	1,320	19,632
Hanil Cement Company, Ltd.	6,209	274,954
Hanjin Heavy Industries &
Construction Company, Ltd. (I)(L)	51,421	454,768
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	92,513
Hanjin Shipping Company, Ltd. (I)(L)	66,686	415,714
Hanjin Shipping Holdings Company, Ltd. (I)	6,150	23,458
Hanjin Transportation Company, Ltd.	11,210	221,294
Hankuk Glass Industries, Inc. (I)	1,970	28,289

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hankuk Paper Manufacturing Company, Ltd.	3,920	$82,187
Hanmi Semiconductor Company, Ltd.	2,080	20,503
Hansol Paper Company, Ltd.	40,470	442,722
Hanwha Chemical Corp.	67,510	980,865
Hanwha Corp.	38,140	978,982
Hanwha General Insurance Company, Ltd. (I)	3,270	14,260
Hanwha Investment &
Securities Company, Ltd. (I)	58,320	186,534
Hanwha Life Insurance Company, Ltd.	62,990	361,761
Hanwha Timeworld Company, Ltd.	2,650	82,409
Hanyang Securities Company, Ltd.	11,820	67,873
Heung-A Shipping Company, Ltd.	17,782	25,093
Hitejinro Holdings Company, Ltd.	7,640	87,135
HMC Investment Securities Company, Ltd.	17,256	172,546
HS R&A Company, Ltd.	2,470	27,594
Husteel Company, Ltd.	6,110	129,091
Hwacheon Machine Tool Company, Ltd.	940	40,437
Hyosung Corp.	21,955	1,127,617
Hyundai BNG Steel Company, Ltd. (I)	7,680	92,984
Hyundai Development Company	68,610	1,494,353
Hyundai Heavy Industries Company, Ltd.	950	151,763
Hyundai Mipo Dockyard	12,693	1,392,330
Hyundai Securities Company, Ltd.	141,746	789,058
Hyundai Steel Company	54,387	3,038,938
Il Dong Pharmaceutical Company, Ltd.	10,050	90,002
Iljin Electric Company, Ltd.	2,300	6,714
Ilshin Spinning Company, Ltd.	867	85,088
Ilsung Pharmaceutical Company, Ltd.	1,895	135,503
Industrial Bank of Korea	208,787	1,993,136
INTOPS Company, Ltd. (I)	1,185	26,223
INZI Controls Company, Ltd. (L)	6,050	28,377
IS Dongseo Company, Ltd. (I)(L)	9,480	115,799
ISU Chemical Company, Ltd.	7,460	101,564
Jeil Pharmaceutical Company (L)	13,980	164,696
Jeil Savings Bank (I)	1,820	48
Jeonbuk Bank	48,334	261,728
JW Pharmaceutical Corp.	4,069	54,335
KB Financial Group, Inc.	62,198	1,855,598
KB Financial Group, Inc., ADR (L)	341,648	10,123,030
KC Tech Company, Ltd.	9,012	41,829
KCC Corp.	5,518	1,580,568
Keangnam Enterprises, Ltd. (I)(L)	8,628	39,998
Keyang Electric Machinery Company, Ltd.	13,000	30,210
KG Chemical Corp.	5,600	77,494
KISCO Corp.	3,841	89,147
KISCO Holdings Company, Ltd.	778	29,312
Kishin Corp.	8,229	45,037
KISWIRE, Ltd.	5,463	156,911
Kolon Corp.	1,959	36,332
Kolon Global Corp. (I)	7,660	30,166
Kolon Industries, Inc.	2,175	91,816
Korea Airport Service Company, Ltd.	2,720	48,973
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	19,719
Korea Electric Terminal Company, Ltd.	5,770	165,181
Korea Flange Company, Ltd. (I)	4,810	60,867
Korea Investment Holdings Company, Ltd.	44,860	1,622,448
Korean Petrochemical
Industrial Company, Ltd. (I)	1,350	51,239
KPX Chemical Company, Ltd.	933	51,631
KPX Fine Chemical Company, Ltd. (I)	510	7,607
KTB Investment &
Securities Company, Ltd. (I)	55,710	152,671
Kukdo Chemical Company, Ltd.	1,414	55,324

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Kumho Electric Company, Ltd.	2,785	$76,697
Kunsul Chemical Industrial Company, Ltd.	1,970	43,842
Kyeryong Construction
Industrial Company, Ltd. (I)	6,260	49,437
Kyobo Securities Company	12,618	52,594
Kyung-In Synthetic Corp.	7,860	25,799
Kyungbang, Ltd. (I)	1,250	142,497
LG Corp.	77,528	4,292,865
LG Display Company, Ltd., ADR (I)(L)	517,007	6,136,873
LG Electronics, Inc. (L)	127,442	8,103,727
LG Hausys, Ltd.	4,347	401,786
LG Uplus Corp. (I)	169,440	1,772,970
Livart Furniture Company, Ltd.	1,200	7,271
Lotte Chilsung Beverage Company, Ltd.	825	995,343
Lotte Confectionery Company, Ltd.	833	1,170,783
Lotte Shopping Company, Ltd.	12,948	4,020,557
Meritz Securities Company, Ltd.	230,139	304,595
Mi Chang Oil Industrial Company, Ltd.	905	64,958
Mirae Asset Securities Company, Ltd.	24,550	890,413
Moorim P&P Company, Ltd.	29,420	154,278
Moorim Paper Company, Ltd. (I)	13,820	27,817
Motonic Corp.	4,725	45,997
Namhae Chemical Corp.	4,750	31,898
Namyang Dairy Products Company, Ltd.	559	433,453
National Plastic Company	2,860	10,977
Nexen Corp.	1,289	96,382
NH Investment & Securities Company, Ltd.	26,217	110,742
Nong Shim Holdings Company, Ltd.	2,560	169,690
NongShim Company, Ltd.	1,833	424,896
Ottogi Corp.	298	92,792
PaperCorea, Inc. (I)(L)	70,940	53,409
Poonglim Industrial Company, Ltd. (I)	189	364
Poongsan Corp.	1,190	23,721
Poongsan Holdings Corp.	5,382	122,082
POSCO	45,501	11,859,915
POSCO Coated & Color
Steel Company, Ltd. (I)	4,050	49,508
POSCO, ADR (L)	71,464	4,650,877
Pulmuone Holdings Company, Ltd.	620	28,178
S&T Dynamics Company, Ltd. (L)	24,980	272,124
S&T Holdings Company, Ltd.	11,230	154,754
S&T Motiv Company, Ltd.	5,310	124,443
Saeron Automotive Corp.	5,550	39,510
Sam Young Electronics Company, Ltd.	10,510	80,359
SAMHWA Paints Industrial Company, Ltd.	5,090	26,195
Samick Musical Instruments Company, Ltd. (I)	24,370	27,935
Samlip General Foods Company, Ltd.	330	10,547
Samsung C&T Corp.	25,927	1,218,624
Samsung SDI Company, Ltd.	39,287	4,665,460
Samyang Genex Company, Ltd.	1,448	102,206
Samyang Holdings Corp.	7,192	545,996
Samyang Tongsang Company, Ltd.	1,360	29,377
SAVEZONE I&C Corp.	16,880	55,052
SeAH Holdings Corp.	1,122	100,138
SeAH Steel Corp.	2,835	263,808
Sebang Company, Ltd.	11,820	190,574
Seohee Construction Company, Ltd. (I)(L)	40,163	26,743
Seowon Company, Ltd.	1,920	3,501
SG Corp. (I)(L)	84,000	49,124
Shin Poong Pharmaceutical Company, Ltd.	800	3,217
Shinhan Financial Group Company, Ltd., ADR	390,336	12,697,630
Shinhan Financial Group Company, Ltd.	136,367	4,476,217

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Shinsegae Information &
Communication Company, Ltd.	1,038	$70,667
Shinsung Solar Energy Company, Ltd. (I)	30,622	30,445
Shinsung Tongsang Company, Ltd. (L)	24,560	28,281
Shinwon Corp. (I)(L)	27,180	28,889
Shinyoung Securities Company, Ltd.	5,296	175,307
Silla Company, Ltd.	5,066	128,628
Sindoh Company, Ltd.	3,959	232,559
SJM Company, Ltd.	3,512	36,588
SK Gas Company, Ltd.	2,870	199,166
SK Holdings Company, Ltd.	35,524	5,252,748
SK Innovation Company, Ltd.	42,343	4,986,005
SK Networks Company, Ltd.	118,827	667,268
SK Securities Company, Ltd. (I)	198,250	160,800
Ssangyong Cement
Industrial Company, Ltd. (I)	20,770	126,905
STX Corp. Company, Ltd. (L)	34,400	47,030
STX Engine Company, Ltd. (I)(L)	14,010	37,045
STX Offshore &
Shipbuilding Company, Ltd. (I)(L)	36,140	93,807
STX Pan Ocean Company, Ltd. (I)(L)	112,020	136,064
Sungshin Cement Company, Ltd. (I)	15,480	69,732
Sunjin Company, Ltd.	3,662	54,352
Tae Kyung Industrial Company, Ltd.	10,000	38,221
Taekwang Industrial Company, Ltd.	444	371,620
Taeyoung Engineering &
Construction Company, Ltd.	55,620	324,672
Tailim Packaging Industrial Company, Ltd.	30,000	75,889
TCC Steel	5,364	17,505
Telcoware Company, Ltd.	820	6,934
TK Chemical Corp. (I)	7,585	9,640
Tong Yang Moolsan Company, Ltd.	1,510	13,499
TONGYANG Securities, Inc.	75,161	237,646
TS Corp.	5,232	141,416
Uangel Corp.	3,800	20,039
Unid Company, Ltd.	1,621	60,941
Union Steel	8,940	92,301
Wiscom Company, Ltd.	3,760	16,464
Woori Finance Holdings Company, Ltd.	424,357	3,893,696
Woori Finance Holdings Company, Ltd., ADR	100	2,768
Woori Financial Company, Ltd.	6,169	115,869
Woori Investment & Securities Company, Ltd.	131,401	1,283,819
YESCO Company, Ltd.	1,950	61,127
Yoosung Enterprise Company, Ltd. (L)	6,386	24,381
Youlchon Chemical Company, Ltd.	19,470	199,026
Young Poong Corp.	143	185,944
YuHwa Securities Company, Ltd.	3,410	35,662
		151,658,969
Taiwan - 15.1%
A-DATA Technology Company, Ltd.	31,000	68,738
Ability Enterprise Company, Ltd.	21,000	18,823
AcBel Polytech, Inc.	147,000	116,612
Accton Technology Corp.	687,722	424,802
Acer, Inc. (I)	2,808,000	2,009,384
ACHEM Technology Corp.	122,701	60,801
Action Electronics Company, Ltd. (I)	190,923	42,191
AGV Products Corp. (I)	568,100	185,532
Alpha Networks, Inc.	245,000	158,733
Altek Corp.	291,578	169,850
AMPOC Far-East Company, Ltd.	86,993	78,914
AmTRAN Technology Company, Ltd.	109,185	89,121
Anpec Electronics Corp.	24,000	15,535
APCB, Inc.	92,000	63,969

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Apex Science & Engineering	6,489	$2,898
Arcadyan Technology Corp.	27,000	39,317
Ardentec Corp.	96,219	60,456
Asia Cement Corp.	2,033,032	2,479,555
Asia Optical Company, Inc. (I)	183,000	191,582
Asia Polymer Corp.	61,400	45,727
Asia Vital Components Company Ltd.	148,328	70,848
AU Optronics Corp., ADR (I)(L)	904,460	3,129,432
Audix Corp.	81,200	72,986
Avermedia Technologies, Inc.	163,000	71,834
Avision, Inc. (I)	154,751	42,287
AVY Precision Technology, Inc.	4,000	6,664
Bank of Kaohsiung (I)	518,207	163,710
Basso Industry Corp.	28,000	23,235
BES Engineering Corp.	2,195,700	591,271
Biostar Microtech International Corp.	67,000	25,120
Bright Led Electronics Corp.	97,000	46,265
C Sun Manufacturing, Ltd.	59,000	41,854
Cameo Communications, Inc. (I)	164,944	53,546
Capital Securities Corp.	711,069	240,792
Carnival Industrial Corp. (I)	205,000	63,080
Cathay Chemical Works	93,000	47,622
Cathay Real Estate
Development Company, Ltd.	1,335,000	842,941
Central Reinsurance Company, Ltd. (I)	293,422	131,045
ChainQui Construction
Development Company, Ltd.	75,000	54,818
Champion Building Materials Company, Ltd.	120,132	38,695
Chang Hwa Commercial Bank	2,541,250	1,396,792
Charoen Pokphand Enterprise	147,000	77,581
Cheng Loong Corp.	1,412,320	622,609
Cheng Uei Precision Industry Company, Ltd.	125,629	247,013
Chia Hsin Cement Corp.	715,773	339,230
Chien Kuo Construction Company, Ltd.	172,785	84,149
Chien Shing Stainless Steel Company (I)	199,000	25,418
Chin-Poon Industrial Company, Ltd.	571,571	835,675
China Airlines, Ltd. (I)	2,177,910	819,860
China Chemical &
Pharmaceutical Company, Ltd.	196,000	130,089
China Development
Financial Holdings Corp. (I)	12,429,208	3,464,506
China Electric Manufacturing Corp.	93,000	46,428
China General Plastics Corp. (I)	495,000	290,730
China Glaze Company, Ltd.	98,000	42,469
China Life Insurance Company, Ltd. (I)	45,000	44,178
China Manmade Fibers Corp. (I)	1,729,000	640,038
China Metal Products Company, Ltd.	133,136	164,595
China Motor Corp.	929,125	817,893
China Petrochemical Development Corp.	1,438,550	729,133
China Steel Structure Company, Ltd.	140,000	186,305
China Synthetic Rubber Corp.	136,965	143,345
China Wire & Cable Company, Ltd. (I)	128,000	54,516
Chinese Maritime Transport, Ltd.	12,000	13,016
Chun Yu Works & Company, Ltd. (I)	161,000	58,916
Chun Yuan Steel	672,874	256,525
Chung Hsin Electric &
Machinery Manufacturing Corp.	292,000	163,745
Chung Hung Steel Corp. (I)	235,625	64,342
Chung Hwa Pulp Corp. (I)	501,610	152,844
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	269,949
CMC Magnetics Corp. (I)	4,348,000	789,074
CoAsia Microelectronics Corp.	39,000	27,983
Collins Company, Ltd.	134,626	51,813

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Compal Electronics, Inc.	3,884,000	$2,174,171
Compeq Manufactuing Company	1,453,000	635,377
Concord Securities Corp. (I)	48,000	12,863
Continental Holdings Corp.	821,000	300,667
Coretronic Corp.	114,000	93,115
Coxon Precise Industrial Company, Ltd.	59,000	129,492
CSBC Corp. Taiwan	147,100	95,429
D-Link Corp.	389,834	237,793
DA CIN Construction Company, Ltd.	62,000	56,256
Darfon Electronics Corp.	220,850	169,784
Delpha Construction Company, Ltd.	149,261	56,017
DFI, Inc.	6,000	5,919
Dynamic Electronics Company, Ltd.	159,762	52,854
E Ink Holdings, Inc.	150,000	86,162
E-Ton Solar Tech Company, Ltd. (I)	184,570	75,143
E.Sun Financial Holding Company, Ltd.	5,584,924	3,397,176
Eastern Media International Corp. (I)	1,273,049	164,155
Edimax Technology Company, Ltd. (I)	49,000	21,080
Edison Opto Corp.	5,000	5,856
Edom Technology Company, Ltd.	141,000	54,097
Elite Material Company	61,000	53,513
Elite Semiconductor Memory Technology, Inc.	122,000	171,160
Elitegroup Computer Systems Company, Ltd.	968,793	382,183
ENG Electric Company, Ltd.	46,000	38,913
Enlight Corp. (I)	19,191	2,174
Entie Commercial Bank	53,000	27,194
Episil Technologies, Inc.	140,000	49,447
Epistar Corp.	558,000	974,150
Eternal Chemical Company, Ltd.	35,000	29,483
Etron Technology, Inc. (I)	149,000	74,335
Everest Textile Company, Ltd. (I)	230,000	62,372
Evergreen International Storage
& Transport Corp.	353,600	218,187
Evergreen Marine Corp., Ltd. (I)	1,928,291	1,052,170
Everlight Chemical Industrial Corp.	26,250	18,041
Everlight Electronics Company, Ltd.	44,000	71,824
Excel Cell Electronic Company, Ltd.	11,000	4,589
Excelsior Medical Company, Ltd.	70,200	119,059
Far Eastern International Bank	1,870,846	754,284
Farglory Land Development Company, Ltd.	8,000	14,640
Federal Corp.	556,022	398,516
First Copper Technology Company, Ltd. (I)	356,000	115,582
First Financial Holding Company, Ltd.	6,348,164	3,746,006
First Insurance Company, Ltd.	193,475	127,489
First Steamship Company, Ltd.	130,104	88,733
Forhouse Corp.	323,099	139,396
Formosa Advanced
Technologies Company, Ltd.	24,000	16,790
Formosa Epitaxy, Inc. (I)	329,000	213,598
Formosa Oilseed Processing	88,578	38,438
Formosa Taffeta Company, Ltd.	1,399,000	1,326,728
Formosan Rubber Group, Inc.	272,000	222,939
Formosan Union Chemical	280,940	131,412
Fortune Electric Company, Ltd.	35,000	15,739
Founding Construction &
Development Company, Ltd.	87,623	60,986
Foxlink Image Technology Company, Ltd.	16,000	11,420
Froch Enterprise Company, Ltd. (I)	41,000	12,383
FSP Technology, Inc.	72,229	66,340
FU I Industrial Company, Ltd.	3,716	6,406
Fubon Financial Holding Company, Ltd. (I)	4,495,649	6,094,912
Fullerton Technology Company, Ltd.	86,460	72,190
Fulltech Fiber Glass Corp.	149,616	62,326

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Fwusow Industry Company, Ltd.	175,702	$87,724
G Shank Enterprise Company, Ltd.	55,000	29,918
Gemtek Technology Corp.	175,697	186,748
Genesis Photonics, Inc. (I)	70,000	45,044
Getac Technology Corp.	460,000	232,190
Giantplus Technology Company, Ltd. (I)	30,000	9,939
Giga Solution Tech Company, Ltd.	19,000	10,543
Gigabyte Technology Company, Ltd.	854,000	795,029
Gigastorage Corp.	251,000	169,677
Gintech Energy Corp. (I)	258,349	240,464
Global Brands Manufacture, Ltd.	171,806	58,496
Globe Union Industrial Corp.	129,000	84,186
Gloria Material Technology Corp.	127,000	84,464
Gold Circuit Electronics, Ltd. (I)	666,204	159,975
Goldsun Development &
Construction Company, Ltd.	1,644,714	650,830
Grand Pacific Petrochemical Corp.	783,000	455,597
Great Wall Enterprise Company, Ltd.	68,000	58,087
Green Energy Technology, Inc. (I)	221,194	154,942
GTM Corp. (I)	159,000	83,213
Hannstar Board Corp.	128,759	58,065
HannStar Display Corp. (I)	2,359,500	1,001,363
Harvatek Corp.	131,521	50,615
Hey Song Corp.	236,000	304,460
HiTi Digital, Inc.	34,000	21,567
Hitron Technology, Inc.	88,000	48,862
Ho Tung Chemical Corp. (I)	809,279	350,236
Hocheng Corp.	424,500	134,265
Holy Stone Enterprise Company, Ltd.	169,000	167,256
Hong TAI Electric Industrial Company, Ltd.	351,000	110,541
Horizon Securities Company, Ltd. (I)	223,000	83,007
Hsin Kuang Steel Company, Ltd.	312,085	198,325
Hsing TA Cement Company, Ltd.	435,000	153,666
HUA ENG Wire & Cable Company, Ltd.	923,000	350,104
Hua Nan Financial Holdings Company, Ltd.	2,586,684	1,444,332
Hung Ching Development &
Construction Company, Ltd.	173,000	77,109
Hung Poo Real Estate Development Corp.	123,000	119,752
Hung Sheng Construction Company, Ltd.	827,200	669,188
Huxen Corp.	42,000	47,380
Hwa Fong Rubber Company, Ltd. (I)	427,770	130,306
I-Chiun Precision Industry Company, Ltd. (I)	98,000	62,049
Ichia Technologies, Inc. (I)	478,180	239,226
Infortrend Technology, Inc.	34,000	17,033
Innolux Corp. (I)	5,839,767	2,884,204
Inotera Memories, Inc. (I)	1,970,000	1,016,610
Inventec Corp.	2,755,449	1,528,783
ITE Technology, Inc. (I)	108,000	86,195
Janfusun Fancyworld Corp. (I)	28,000	3,842
Jess-Link Products Company, Ltd. (I)	57,000	46,947
K Laser Technology, Inc. (I)	82,214	48,579
Kang Na Hsiung Enterprise Company, Ltd.	105,000	49,991
Kaulin Manufacturing Company, Ltd.	202,710	145,480
Kenmec Mechanical
Engineering Company, Ltd.	44,000	14,728
Kindom Construction Company, Ltd.	129,000	162,524
King Yuan Electronics Company, Ltd.	1,771,796	1,298,537
King’s Town Bank (I)	435,000	368,037
Kinpo Electronics, Inc.	1,828,269	527,052
KS Terminals, Inc.	52,000	35,250
Kuo Toong International Company, Ltd.	49,000	39,164
Kuoyang Construction Company, Ltd.	268,000	181,172
Kwong Fong Industries Corp. (I)	671,300	368,267

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
KYE System Corp.	213,000	$78,470
L&K Engineering Company, Ltd.	74,000	70,494
LAN FA Textile	188,863	50,079
Leader Electronics, Inc.	10,000	5,765
Lealea Enterprise Company, Ltd.	1,037,163	370,542
Ledtech Electronics Corp.	72,000	39,583
LEE CHI Enterprises Company, Ltd.	118,000	54,483
Lelon Electronics Corp.	76,650	39,270
Leofoo Development Company, Ltd. (I)	125,969	58,235
Li Peng Enterprise Company, Ltd. (I)	631,659	260,506
Lien Hwa Industrial Corp.	776,414	505,796
Lingsen Precision Industries, Ltd.	372,481	197,863
Lite-On Semiconductor Corp.	245,000	132,350
Lite-On Technology Corp.	1,965,677	3,443,426
Long Chen Paper Company, Ltd.	750,771	255,979
Longwell Company	9,000	7,397
Lotes Company, Ltd.	28,000	68,657
Lucky Cement Corp. (I)	390,000	93,217
Macronix International (I)	3,734,001	862,230
Marketech International Corp.	82,000	50,180
Masterlink Securities Corp.	708,000	237,036
Maxtek Technology Company, Ltd.	16,000	10,646
Mayer Steel Pipe Corp. (I)	321,379	138,605
Mega Financial Holding Company, Ltd.	11,029,050	8,335,572
Meiloon Industrial Company, Ltd.	107,684	44,765
Mercuries Data Systems, Ltd.	49,000	14,240
Micro-Star International Company, Ltd.	1,410,264	734,408
Microelectronics Technology, Inc. (I)	107,830	64,739
Mirle Automation Corp.	8,240	5,992
Mitac International Corp.	1,913,956	684,625
Mobiletron Electronics Company, Ltd.	56,000	30,386
Mosel Vitelic, Inc. (I)	286,758	59,180
Motech Industries, Inc. (I)	47,000	58,857
Mustek Systems, Inc. (I)	28,367	2,073
Nan Ya Printed Circuit Board Corp.	46,000	59,694
Nantex Industry Company, Ltd.	11,000	7,139
Neo Solar Power Corp. (I)	317,000	236,379
New Era Electronics Company, Ltd.	34,000	36,620
Nien Hsing Textile Company, Ltd.	486,183	460,563
Nishoku Technology, Inc.	6,000	9,566
Ocean Plastics Company, Ltd. (I)	5,000	6,455
Optimax Technology Corp. (I)	144,610	32,397
OptoTech Corp.	305,000	114,327
Orient Semiconductor Electronics, Ltd. (I)	382,000	62,246
P-Two Industries, Inc.	14,000	7,593
Pacific Construction Company, Ltd.	89,289	27,001
Pan Jit International, Inc. (I)	249,000	93,985
Pan-International Industrial (I)	32,000	24,763
Paragon Technologies Company, Ltd.	50,400	64,261
Pegatron Corp. (I)	1,381,660	2,285,870
Phihong Technology Company, Ltd.	92,000	62,578
Plotech Company, Ltd.	30,000	10,695
Portwell, Inc.	42,000	40,250
Pou Chen Corp.	1,443,348	1,370,580
Powercom Company, Ltd. (I)	85,600	14,626
Powertech Technology, Inc.	519,000	966,857
President Securities Corp. (I)	564,285	329,559
Prodisc Technology, Inc. (I)	762,000	0
Promise Technology, Inc. (I)	30,000	17,971
Qisda Corp. (I)	1,550,280	348,899
Quanta Storage, Inc.	131,000	132,366
Quintain Steel Company, Ltd.	361,602	80,611
Radium Life Tech Company, Ltd.	390,483	271,976

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Ralec Electronic Corp.	41,335	$43,609
Rexon Industrial Corp., Ltd. (I)	63,456	18,676
Ritek Corp. (I)	4,226,029	790,681
Sampo Corp.	902,338	304,959
Sanyang Industrial Company, Ltd. (I)	832,859	761,035
SDI Corp.	52,000	51,249
Sheng Yu Steel Company, Ltd.	169,000	105,093
ShenMao Technology, Inc.	13,000	14,229
Shih Wei Navigation Company, Ltd.	54,039	37,097
Shihlin Electric & Engineering Corp.	41,000	48,400
Shin Kong Financial
Holding Company, Ltd. (I)	3,916,000	1,310,171
Shinkong Insurance Company, Ltd.	123,000	91,465
Shinkong Synthetic Fibers Corp.	2,221,239	704,527
Shuttle, Inc. (I)	112,000	50,014
Sigurd Microelectronics Corp.	341,293	276,520
Silicon Integrated Systems Corp. (I)	440,000	152,239
Sinbon Electronics Company, Ltd.	118,000	106,990
Singatron Enterprise Company, Ltd.	17,000	10,097
Sino-American Silicon Products, Inc.	121,000	155,851
Sinon Corp.	368,650	182,231
SinoPac Financial Holdings Company, Ltd.	8,807,798	4,163,002
Sirtec International Company, Ltd.	54,000	88,860
Sitronix Technology Corp.	45,000	58,228
Siward Crystal Technology Company, Ltd. (I)	64,213	24,601
Solartech Energy Corp. (I)	69,000	42,996
Solomon Technology Corp. (I)	90,394	39,570
Solytech Enterprise Corp. (I)	72,000	23,275
Southeast Cement Company, Ltd.	295,000	148,648
Spirox Corp.	127,068	50,469
Star Comgistic Capital Company, Ltd.	69,795	27,399
Stark Technology, Inc.	46,000	39,526
Sunonwealth Electric Machine
Industry Company, Ltd.	19,000	11,049
Sunplus Technology Company, Ltd. (I)	409,000	140,922
Sunrex Technology Corp.	71,000	30,353
Super Dragon Technology Company, Ltd. (I)	3,000	2,046
Supreme Electronics Company, Ltd.	181,000	88,998
Sweeten Construction Company, Ltd.	36,729	24,782
TA Chen Stainless Pipe	612,535	305,758
Ta Chong Bank, Ltd. (I)	2,620,320	855,252
Ta Chong Securities Company, Ltd. (I)	51,000	15,129
Ta Ya Electric Wire & Cable Company, Ltd.	928,436	212,301
TA-I Technology Company, Ltd.	73,634	39,099
Tah Hsin Industrial Company, Ltd.	217,000	206,931
Taichung Commercial Bank	2,061,504	742,519
Tainan Enterprises Company, Ltd.	194,250	206,337
Tainan Spinning Company, Ltd.	1,704,135	798,715
Taishin Financial Holdings Company, Ltd.	7,925,326	3,469,735
Taisun Enterprise Company, Ltd.	73,032	34,364
Taita Chemical Company, Ltd.	140,028	52,559
Taiwan Business Bank (I)	3,940,127	1,169,296
Taiwan Cement Corp.	3,198,983	3,923,090
Taiwan Cogeneration Corp.	359,434	238,959
Taiwan Cooperative Financial Holding	6,201,390	3,424,108
Taiwan Fire & Marine Insurance Company	6,000	4,382
Taiwan FU Hsing Industrial Company, Ltd.	231,000	208,953
Taiwan Hopax Chemicals
Manufacturing Company, Ltd.	10,200	5,924
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Land Development Corp. (I)	533,376	190,734
Taiwan Mask Corp.	407,150	135,207
Taiwan Navigation Company, Ltd.	49,000	35,126

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Paiho, Ltd.	404,845	$339,116
Taiwan Pulp & Paper Corp.	417,640	139,603
Taiwan Sakura Corp.	15,000	8,086
Taiwan Semiconductor Company, Ltd.	133,000	81,292
Taiwan Styrene Monomer Corp. (I)	622,121	273,385
Taiwan Surface Mounting
Technology Company, Ltd.	22,000	32,153
Taiwan TEA Corp.	546,000	316,368
Taiwan Union Technology Corp.	65,000	41,767
Taiyen Biotech Company, Ltd.	320,000	248,698
Tatung Company, Ltd. (I)	2,366,200	592,988
Teco Electric & Machinery Company, Ltd.	2,874,000	2,856,169
Tekcore Company, Ltd. (I)	17,000	6,181
Tex-Ray Industrial Company, Ltd.	91,800	36,886
The Ambassador Hotel	16,000	16,060
Thinking Electronic Industrial Company, Ltd.	52,000	53,251
Ton Yi Industrial Corp.	637,200	550,931
Tong Yang Industry Company, Ltd.	227,929	269,902
Tong-Tai Machine & Tool Company, Ltd.	110,160	84,479
Topoint Technology Company, Ltd.	69,664	41,393
Tung Ho Steel Enterprise Corp.	266,000	239,973
TYC Brother Industrial Company, Ltd.	170,511	69,001
Tycoons Group Enterprise Company, Ltd. (I)	367,768	72,195
Tyntek Corp. (I)	209,096	47,107
TZE Shin International Company, Ltd.	48,284	23,312
U-Tech Media Corp. (I)	180,000	40,296
Unimicron Technology Corp.	1,112,000	1,058,236
Union Bank of Taiwan (I)	743,372	276,596
Unitech Computer Company, Ltd.	158,039	78,737
Unitech Printed Circuit Board Corp.	717,975	278,367
United Microelectronics Corp.	16,156,794	7,764,075
Universal Cement Corp.	821,108	465,524
Unizyx Holding Corp.	377,000	167,179
UPC Technology Corp.	937,435	465,326
Ve Wong Corp.	93,993	67,421
Wafer Works Corp.	76,342	35,895
Wah Hong Industrial Corp.	7,988	9,093
Wah Lee Industrial Corp.	98,000	134,482
Walsin Lihwa Corp. (I)	4,214,000	1,188,338
Walsin Technology Corp. (I)	858,044	213,783
Walton Advanced Engineering, Inc. (I)	229,584	84,479
Wan Hai Lines, Ltd.	149,050	76,631
Waterland Financial Holding Company, Ltd.	2,977,081	990,546
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	16,754
Wei Mon Industry Company, Ltd.	173,000	56,150
Weikeng Industrial Company, Ltd.	94,500	66,768
Well Shin Technology Company, Ltd.	30,000	52,031
Weltrend Semiconductor, Inc.	67,000	35,705
Winbond Electronics Corp. (I)	4,720,000	1,319,816
Wintek Corp. (I)	1,535,000	667,808
Wistron Corp.	1,180,450	1,186,031
WT Microelectronics Company, Ltd.	17,509	20,204
WUS Printed Circuit Company, Ltd.	520,000	210,322
Yageo Corp. (I)	3,548,000	1,194,933
Yang Ming Marine Transport Corp. (I)	786,500	325,195
YC INOX Company, Ltd.	187,000	102,788
Yem Chio Company, Ltd.	156,273	107,897
YFY, Inc.	1,678,202	763,930
Yi Jinn Industrial Company, Ltd. (I)	301,996	72,371
Yieh Phui Enterprise Company, Ltd.	1,775,363	491,034
Young Fast Optoelectronics Company, Ltd.	103,000	171,122
Yuanta Financial Holdings Company, Ltd.	7,417,705	3,839,522
Yufo Electronics Company, Ltd.	12,000	8,008

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Yulon Motor Company, Ltd.	592,000	$944,829
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	37,787	90,637
Zenitron Corp.	150,000	98,131
Zig Sheng Industrial Company, Ltd.	349,414	107,490
Zinwell Corp.	48,000	38,939
		150,841,455
Thailand - 3.6%
A.J. Plast PCL	117,500	35,233
AAPICO Hitech PCL	144,720	90,523
Asia Plus Securities PCL	301,300	37,304
Bangchak Petroleum PCL	805,100	895,565
Bangkok Aviation Fuel Services PCL	35,971	27,487
Bangkok Bank PCL (L)	1,038,900	6,802,412
Bangkok Bank PCL, Foreign Shares	145,000	964,149
Bangkok Expressway PCL	565,700	652,064
Bangkok Insurance PCL	3,250	42,125
Bangkokland PCL	9,510,100	469,142
Bank of Ayudhya PCL	2,762,100	3,132,554
Banpu PCL	42,200	327,912
CalComp Electronics Thailand PCL	1,880,300	166,114
Delta Electronics Thailand PCL	267,200	344,607
Eastern Water Resources Development &
Management PCL	275,500	109,258
Esso Thailand PCL	1,090,000	238,981
G J Steel PCL (I)	58,717,750	151,456
G Steel PCL (I)	3,947,700	24,184
Hana Microelectronics PCL	328,800	205,666
IRPC PCL	9,283,000	987,712
Italian-Thai Development PCL (I)	154,400	24,891
KGI Securities Thailand PCL	566,200	54,037
Kiatnakin Bank PCL	434,200	741,983
Krung Thai Bank PCL	6,209,500	4,064,254
Krungthai Card PCL	95,800	128,959
Loxley PCL	70,350	12,362
MBK PCL	46,300	237,359
Padaeng Industry PCL (I)	166,300	61,126
Polyplex PCL	266,900	70,565
Pranda Jewelry PCL	214,300	54,931
Precious Shipping PCL	577,100	329,346
PTT Global Chemical PCL	2,063,100	4,589,840
PTT PCL	321,600	3,473,674
Quality House PCL	819,833	81,944
Regional Container Lines PCL (I)	582,300	109,833
Saha-Union PCL	204,000	249,944
Sahaviriya Steel Industries PCL (I)(L)	8,662,200	111,716
SC Asset Corp. PCL	1,517,062	202,503
Siamgas & Petrochemicals PCL	50,400	14,869
Sri Trang Agro-Industry PCL	518,700	209,052
Tata Steel Thailand PCL (I)	5,227,800	131,475
Thai Airways International PCL	885,300	705,043
Thai Carbon Black PCL	44,000	32,062
Thai Oil PCL	610,700	1,240,500
Thai Stanley Electric PCL	700	5,688
Thaicom PCL	76,100	80,971
Thanachart Capital PCL	811,900	1,007,840
Thoresen Thai Agencies PCL (I)	612,724	325,970
TMB Bank PCL	15,334,300	1,107,491
TPI Polene PCL	1,302,600	470,389
Vanachai Group PCL	940,600	89,769
Vinythai PCL	106,600	40,213
		35,765,047

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Turkey - 2.3%
Adana Cimento Sanayii TAS, Class A	20,346	$44,782
Akenerji Elektrik Uretim AS (I)	150,806	108,549
Aksa Akrilik Kimya Sanayi AS	170,085	596,788
Alarko Holding AS	100,330	300,153
Albaraka Turk Katilim Bankasi AS (I)	47,374	45,123
Anadolu Anonim Tuerk Sigorta Sirketi (I)	360,610	231,581
Anadolu Cam Sanayii AS	69,379	98,420
Asya Katilim Bankasi AS (I)	371,165	343,612
Aygaz AS	112,944	518,009
Baticim Bati Anadolu Cimento Sanayii AS (I)	4,725	14,931
Bolu Cimento Sanayii AS	117,979	143,507
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	14,559	216,671
Cemtas Celik Makina Sanayi Ticaret AS (I)	98,165	62,084
Cimsa Cimento Sanayi VE Tica	62,677	426,675
Deva Holding AS (I)	21,812	24,839
Dogan Sirketler Grubu Holdings AS (I)	1,464,692	735,890
Eczacibasi Yatirim Holding Ortakligi AS	27,948	85,319
EGE Seramik Sanayi ve Ticaret AS	31,602	37,482
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	268,690	290,639
Eregli Demir ve Celik Fabrikalari TAS	1,171,496	1,205,950
Gentas Genel Metal Sanayi ve Ticaret AS	70,980	44,883
Global Yatirim Holding AS	380,889	275,856
Goldas Kuyumculuk Sanayi Ithalat ve
Ihracat AS (I)	54,846	5,972
GSD Holding AS (I)	418,949	260,059
Gunes Sigorta (I)	14,161	15,494
Hurriyet Gazetecilik AS (I)	291,507	116,111
Ihlas Holding AS (I)	481,506	204,352
Is Finansal Kiralama AS (I)	91,809	45,155
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class A (I)	325,194	328,420
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class B (I)	51,079	109,021
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS, Class D (I)	356,875	265,805
KOC Holdings AS	465,287	2,228,686
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret AS	124,048	203,888
Marti Otel Isletmeleri AS (I)	100,968	37,620
Menderes Tekstil Sanayi ve Ticaret AS (I)	171,704	41,761
Metro Ticari ve Mali Yatirimlar
Holding AS (I)	49,860	13,694
Net Turizm Ticaret ve Sanayi AS (I)	196,638	89,549
Parsan Makina Parcalari (I)	48,236	67,698
Pinar Entegre Et ve Un Sanayi AS	36,324	132,964
Polyester Sanayi AS (I)	105,156	51,182
Sarkuysan Elektrolitik Bakir Sanayi ve
Ticaret AS	168,256	259,429
Sekerbank TAS (I)	472,361	457,462
Selcuk Ecza Deposu Ticaret ve Sanayi AS	50,128	47,256
Soda Sanayii AS	22,635	29,184
Tekfen Holding AS	210,781	719,465
Tekstil Bankasi AS (I)	84,007	64,304
Trakya Cam Sanayi AS	420,130	573,739
Turcas Petrol AS	47,466	78,333
Turk Hava Yollari	722,871	2,804,805
Turkiye Is Bankasi, Class C	993,689	2,928,420
Turkiye Sinai Kalkinma Bankasi AS	817,614	807,821
Turkiye Sise ve Cam Fabrikalari AS	723,387	1,010,784
Turkiye Vakiflar Bankasi Tao, Class D	1,023,771	2,544,275
Uzel Makina Sanayii AS (I)	22,930	0

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	$143,555
Yapi ve Kredi Bankasi AS	360,334	817,651
Zorlu Enerji Elektrik Uretim AS (I)	44,112	27,860
		23,383,517
TOTAL COMMON STOCKS (Cost $1,046,690,213)	$976,489,455

PREFERRED SECURITIES - 1.5%
Brazil - 1.4%
Banco ABC Brasil SA	75,112	439,291
Banco Daycoval SA	88,000	358,886
Banco Industrial e Comercial SA	155,800	300,240
Banco Panamericano SA (I)	1,800	4,275
Banco Pine SA	34,254	183,447
Banco Sofisa SA	83,500	123,864
Bardella SA Industrias Mecanicas	916	20,517
Braskem SA, A Shares (I)	83,800	616,665
Cia Ferro Ligas da Bahia - Ferbasa	119,324	667,382
Eucatex SA Industria e Comercio	45,078	123,233
Forjas Taurus SA	45,805	50,499
Gerdau SA	444,000	2,515,141
Inepar SA Industria e Construcoes (I)	152,248	95,524
Parana Banco SA	21,400	117,581
Petroleo Brasileiro SA	492,606	3,580,823
Suzano Papel e Celulose SA	379,300	1,393,892
Unipar Participacoes SA	773,200	152,467
Usinas Siderurgicas de Minas Gerais SA (I)	920,837	3,078,604
		13,822,331
Colombia - 0.1%
Grupo de Inversiones Suramericana SA	24,270	479,165
TOTAL PREFERRED SECURITIES (Cost $23,767,501)	$14,301,496

CORPORATE BONDS - 0.0%
Malaysia - 0.0%
K&N Kenanga Holdings BHD
5.000%, 12/13/2013	$31,255	$6
TOTAL CORPORATE BONDS (Cost $17)	$6

RIGHTS - 0.0%
Polimex-Mostostal SA (Strike Price:
PLN 0.52) (I)(N)	283,029	0
TPI - Triunfo Participacoes e Investimentos SA
(Expiration Date: 07/02/2013; Strike Price:
BRL 11.00) (I)	6,475	58
TOTAL RIGHTS (Cost $0)	$58

WARRANTS - 0.0%
Bangkokland PCL (Expiration Date:
06/22/2018; Strike Price: THB 1.50) (I)	3,202,054	41,425
G J Steel PCL (Expiration Date: 02/07/2020;
Strike: THB 0.15) (I)	3,523,065	17,039
Loxley PCL (Expiration Date: 04/21/2016;
Strike Price THB 7.00) (I)	837	26
Thoresen Thai Agencies PCL (Expiration
Date: 09/12/2015; Strike Price:
THB 17.00) (I)	87,532	12,305
TOTAL WARRANTS (Cost $0)	$70,795

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value

SECURITIES LENDING COLLATERAL - 5.9%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	5,900,427	59,046,161
TOTAL SECURITIES LENDING
COLLATERAL (Cost $59,051,090)	$59,046,161

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
State Street Institutional Liquid Reserves
Fund, 0.1749% (Y)	195,721	195,721
TOTAL SHORT-TERM INVESTMENTS (Cost $195,721)	$195,721
Total Investments (Emerging Markets Value Trust)
(Cost $1,129,704,542) - 104.9%	$1,050,103,692
Other assets and liabilities, net - (4.9%)		(48,734,421)
TOTAL NET ASSETS - 100.0%		$1,001,369,271

Equity-Income Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.2%
Consumer Discretionary - 10.3%
Auto Components - 0.6%
Johnson Controls, Inc.	320,100	$11,456,378
Automobiles - 0.6%
Ford Motor Company	758,400	11,732,448
Distributors - 0.6%
Genuine Parts Company (L)	150,700	11,765,148
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	447,000	15,327,630
Household Durables - 0.1%
Whirlpool Corp.	15,600	1,784,016
Leisure Equipment & Products - 1.4%
Hasbro, Inc. (L)	135,000	6,052,050
Mattel, Inc.	502,375	22,762,611
		28,814,661
Media - 3.7%
Cablevision Systems Corp., Class A (L)	567,700	9,548,714
Comcast Corp., Class A	246,900	10,340,172
The Madison Square Garden, Inc., Class A (I)	162,100	9,604,425
The New York Times Company, Class A (I)(L)	511,700	5,659,402
The Walt Disney Company	197,800	12,491,070
Time Warner, Inc.	398,900	23,064,398
WPP PLC	304,629	5,204,457
		75,912,638
Multiline Retail - 1.8%
Kohl’s Corp. (L)	443,100	22,380,981
Macy’s, Inc.	285,300	13,694,400
		36,075,381
Specialty Retail - 0.8%
Staples, Inc. (L)	1,006,400	15,961,504
Tiffany & Company	14,900	1,085,316
		17,046,820
		209,915,120

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 5.1%
Beverages - 0.9%
PepsiCo, Inc.	230,900	$18,885,311
Food Products - 2.4%
Archer-Daniels-Midland Company	573,600	19,450,776
Campbell Soup Company (L)	451,000	20,200,290
McCormick & Company, Inc., Non-
Voting Shares	127,500	8,970,900
		48,621,966
Household Products - 1.0%
The Clorox Company (L)	246,300	20,477,382
Personal Products - 0.8%
Avon Products, Inc.	769,700	16,186,791
		104,171,450
Energy - 14.0%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc. (L)	208,700	14,356,473
Schlumberger, Ltd.	252,500	18,094,150
		32,450,623
Oil, Gas & Consumable Fuels - 12.4%
Anadarko Petroleum Corp.	245,100	21,061,443
Apache Corp.	402,600	33,749,958
BP PLC, ADR	251,575	10,500,741
Chevron Corp.	408,700	48,365,558
ConocoPhillips	127,500	7,713,750
CONSOL Energy, Inc. (L)	417,100	11,303,410
Exxon Mobil Corp.	442,800	40,006,980
Hess Corp.	304,100	20,219,609
Murphy Oil Corp. (L)	355,400	21,640,306
Petroleo Brasileiro SA, ADR	598,600	8,033,212
Royal Dutch Shell PLC, ADR	442,800	28,250,640
Talisman Energy, Inc.	233,200	2,665,476
		253,511,083
		285,961,706
Financials - 20.8%
Capital Markets - 2.1%
Legg Mason, Inc. (L)	480,402	14,897,266
Northern Trust Corp.	342,000	19,801,800
The Bank of New York Mellon Corp.	277,700	7,789,485
		42,488,551
Commercial Banks - 6.4%
PNC Financial Services Group, Inc.	380,500	27,746,060
Regions Financial Corp.	847,800	8,079,534
SunTrust Banks, Inc.	583,700	18,427,409
U.S. Bancorp	938,800	33,937,620
Wells Fargo & Company	1,014,300	41,860,161
		130,050,784
Consumer Finance - 2.3%
American Express Company	352,900	26,382,804
Capital One Financial Corp.	214,575	13,477,456
SLM Corp.	351,300	8,030,718
		47,890,978
Diversified Financial Services - 4.8%
Bank of America Corp.	1,993,193	25,632,462
JPMorgan Chase & Company	1,087,975	57,434,200
McGraw-Hill Financial, Inc.	294,500	15,664,455
		98,731,117

Equity-Income Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance - 4.5%
Lincoln National Corp.	333,900	$12,177,333
Loews Corp.	154,400	6,855,360
Marsh & McLennan Companies, Inc.	584,400	23,329,248
Sun Life Financial, Inc. (L)	255,800	7,576,796
The Allstate Corp.	456,200	21,952,344
The Chubb Corp.	112,900	9,556,985
Willis Group Holdings PLC	231,000	9,420,180
		90,868,246
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Company	495,900	14,128,191
		424,157,867
Health Care - 6.3%
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc.	169,400	10,270,722
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	165,400	7,072,504
Thermo Fisher Scientific, Inc. (L)	38,500	3,258,255
		10,330,759
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Company	451,925	20,196,528
Hospira, Inc. (I)	210,500	8,064,255
Johnson & Johnson	355,300	30,506,058
Merck & Company, Inc.	503,950	23,408,478
Pfizer, Inc.	934,735	26,181,927
		108,357,246
		128,958,727
Industrials - 14.0%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	317,000	25,150,780
Lockheed Martin Corp.	90,600	9,826,476
The Boeing Company	203,500	20,846,540
		55,823,796
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	241,400	20,876,272
Airlines - 0.9%
United Continental Holdings, Inc. (I)	574,800	17,985,492
Building Products - 0.8%
Masco Corp.	547,500	10,670,775
USG Corp. (I)(L)	232,300	5,354,515
		16,025,290
Electrical Equipment - 1.6%
Eaton Corp. PLC	167,004	10,990,533
Emerson Electric Company	392,000	21,379,680
		32,370,213
Industrial Conglomerates - 3.9%
3M Company	210,400	23,007,240
General Electric Company	2,383,500	55,273,365
		78,280,605
Machinery - 2.0%
Illinois Tool Works, Inc. (L)	379,400	26,243,098
Joy Global, Inc. (L)	191,400	9,288,642
Xylem, Inc.	190,722	5,138,051
		40,669,791

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road & Rail - 1.1%
Norfolk Southern Corp.	306,700	$22,281,755
		284,313,214
Information Technology - 9.2%
Communications Equipment - 2.0%
Cisco Systems, Inc.	802,900	19,518,499
Harris Corp.	333,400	16,419,950
Nokia OYJ, ADR (I)(L)	1,127,600	4,217,224
		40,155,673
Computers & Peripherals - 1.7%
Apple, Inc.	40,400	16,001,632
Dell, Inc.	1,271,400	16,973,190
Hewlett-Packard Company	93,600	2,321,280
		35,296,102
Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	1,149,600	16,358,808
IT Services - 1.0%
Computer Sciences Corp.	286,724	12,549,909
The Western Union Company (L)	454,100	7,769,651
		20,319,560
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	316,900	14,279,514
Applied Materials, Inc.	970,400	14,468,664
Texas Instruments, Inc.	368,800	12,860,056
		41,608,234
Software - 1.7%
CA, Inc.	186,900	5,350,947
Microsoft Corp.	835,525	28,850,678
		34,201,625
		187,940,002
Materials - 4.3%
Chemicals - 0.5%
E.I. du Pont de Nemours & Company	203,700	10,694,250
Construction Materials - 0.7%
Vulcan Materials Company (L)	271,100	13,123,951
Containers & Packaging - 0.5%
MeadWestvaco Corp.	306,500	10,454,715
Metals & Mining - 1.3%
Cliffs Natural Resources, Inc. (L)	166,300	2,702,375
Newmont Mining Corp.	245,500	7,352,725
Nucor Corp. (L)	383,900	16,630,548
		26,685,648
Paper & Forest Products - 1.3%
International Paper Company	616,500	27,317,115
		88,275,679
Telecommunication Services - 3.6%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	895,549	31,702,435
CenturyLink, Inc. (L)	305,717	10,807,096
Telefonica SA (I)	399,236	5,137,020
Verizon Communications, Inc.	380,600	19,159,404
		66,805,955
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	2,436,690	6,992,611
		73,798,566

Equity-Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 5.6%
Electric Utilities - 4.2%
Duke Energy Corp.	358,919	$24,227,033
Entergy Corp.	297,100	20,701,928
Exelon Corp.	539,900	16,672,112
FirstEnergy Corp.	280,700	10,481,338
Xcel Energy, Inc.	444,200	12,588,628
		84,671,039
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	558,200	6,692,818
Multi-Utilities - 1.1%
NiSource, Inc. (L)	742,200	21,256,608
TECO Energy, Inc. (L)	110,800	1,904,652
		23,161,260
		114,525,117
TOTAL COMMON STOCKS (Cost $1,382,659,193)		$1,902,017,448
PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.6%
General Motors Company, Series B, 4.750%	259,900	12,516,784
Financials - 0.1%
Weyerhaeuser Company, 6.375%	19,750	1,007,448
TOTAL PREFERRED SECURITIES (Cost $13,876,306)		$13,524,232
SECURITIES LENDING COLLATERAL - 8.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	17,842,221	178,548,890
TOTAL SECURITIES LENDING
COLLATERAL (Cost $178,567,329)		$178,548,890
SHORT-TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	2,035,422	2,035,422
T. Rowe Price Reserve Investment
Fund, 0.0501% (Y)	113,725,163	113,725,163
TOTAL SHORT-TERM INVESTMENTS (Cost $115,760,585)		$115,760,585
Total Investments (Equity-Income Trust)
(Cost $1,690,863,413) - 108.3%		$2,209,851,155
Other assets and liabilities, net - (8.3%)		(170,202,642)
TOTAL NET ASSETS - 100.0%		$2,039,648,513

Financial Services Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.6%
Consumer Discretionary - 1.5%
Specialty Retail - 1.5%
Bed Bath & Beyond, Inc. (I)	35,940	$2,548,146
Consumer Staples - 3.0%
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	87,230	4,987,811

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources, Ltd.	155,660	$4,398,952
Financials - 80.2%
Capital Markets - 19.9%
Ameriprise Financial, Inc.	31,986	2,587,028
Julius Baer Group, Ltd. (I)	191,194	7,429,680
Oaktree Capital Group LLC	156,850	8,242,468
The Bank of New York Mellon Corp.	315,586	8,852,187
The Charles Schwab Corp.	27,502	583,867
The Goldman Sachs Group, Inc.	34,148	5,164,885
		32,860,115
Commercial Banks - 13.6%
ICICI Bank, Ltd., ADR	34,573	1,322,417
SKBHC Holdings LLC (I)	516	2,921,751
State Bank of India, GDR	99,569	6,644,853
U.S. Bancorp	8,529	308,323
Wells Fargo & Company	275,881	11,385,609
		22,582,953
Consumer Finance - 12.4%
American Express Company	267,408	19,991,422
The First Marblehead Corp. (I)(L)	410,168	483,998
		20,475,420
Diversified Financial Services - 0.3%
Bank of America Corp.	36,055	463,667
Insurance - 29.9%
Alleghany Corp. (I)	20,829	7,983,964
American International Group, Inc. (I)	197,130	8,811,711
Everest Re Group, Ltd.	54,438	6,982,218
Loews Corp.	199,875	8,874,450
Markel Corp. (I)	18,474	9,734,874
The Progressive Corp.	275,420	7,001,176
		49,388,393
Real Estate Management & Development - 4.1%
Brookfield Asset Management, Inc., Class A	188,030	6,772,841
		132,543,389
Information Technology - 8.2%
Internet Software & Services - 2.5%
Google, Inc., Class A (I)	4,800	4,225,776
IT Services - 5.7%
Cielo SA	80,553	2,018,744
Visa, Inc., Class A	40,153	7,337,961
		9,356,705
		13,582,481
TOTAL COMMON STOCKS (Cost $126,670,075)	$158,060,779

UNITS - 0.1%
Financials - 0.1%
Brookfield Property Partners LP (I)	10,337	209,841
TOTAL UNITS (Cost $225,946)	$209,841

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	7,519	75,248
TOTAL SECURITIES LENDING COLLATERAL (Cost $75,254)		$75,248

Financial Services Trust (continued)
	Shares or Principal Amount	Value
COMMERCIAL PAPER - 4.2%
Commercial Paper - 4.2%
Mizuho Corporate Bank, Ltd., 0.080%,
07/01/2013 *	$6,882,000	$6,882,115
TOTAL COMMERCIAL PAPER (Cost $6,882,115)	$6,882,115
Total Investments (Financial Services Trust)
(Cost $133,853,390) - 100.0%	$165,227,983
Other assets and liabilities, net - 0.0%		42,919
TOTAL NET ASSETS - 100.0%		$165,270,902

Franklin Templeton Founding Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 66.7%
John Hancock Variable Insurance Trust (G) - 66.7%
Global, Series NAV (Templeton)	24,574,582	$424,648,780
Mutual Shares, Series NAV (Franklin)	34,986,808	427,888,665
Fixed Income - 33.3%
John Hancock Variable Insurance Trust (G) - 33.3%
Income, Series NAV (Templeton)	37,447,278	425,026,604
		1,277,564,049
TOTAL INVESTMENT COMPANIES (Cost $1,125,883,217)	$1,277,564,049
Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,125,883,217) - 100.0%	$1,277,564,049
Other assets and liabilities, net - 0.0%		(52,500)
TOTAL NET ASSETS - 100.0%		$1,277,511,549

Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.3%
Consumer Discretionary - 20.5%
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	256,291	$8,788,217
Starbucks Corp.	272,301	17,832,992
		26,621,209
Household Durables - 3.2%
Lennar Corp., Class A	888,233	32,011,921
Tempur-Pedic International, Inc. (I)	303,718	13,333,220
		45,345,141
Internet & Catalog Retail - 9.2%
Amazon.com, Inc. (I)	389,428	108,140,261
Blue Nile, Inc. (I)(V)	627,926	23,723,044
		131,863,305
Media - 1.0%
Corus Entertainment, Inc.	551,639	12,640,962
Omnicom Group, Inc.	35,201	2,213,087
		14,854,049

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail - 5.3%
Advance Auto Parts, Inc.	289,597	$23,506,588
Bed Bath & Beyond, Inc. (I)	231,812	16,435,471
Lowe’s Companies, Inc.	873,446	35,723,941
		75,666,000
		294,349,704
Consumer Staples - 5.0%
Beverages - 4.7%
Diageo PLC, ADR	114,291	13,137,750
Heineken Holding NV	213,012	11,932,015
SABMiller PLC	324,404	15,609,907
Tsingtao Brewery Company, Ltd., H Shares	3,659,739	26,176,927
		66,856,599
Personal Products - 0.3%
Avon Products, Inc.	222,480	4,678,754
		71,535,353
Energy - 9.1%
Energy Equipment & Services - 3.7%
National Oilwell Varco, Inc.	170,764	11,765,640
Schlumberger, Ltd.	192,829	13,818,126
Weatherford International, Ltd. (I)	2,067,593	28,326,024
		53,909,790
Oil, Gas & Consumable Fuels - 5.4%
Apache Corp.	410,692	34,428,310
Occidental Petroleum Corp.	313,573	27,980,119
Ultra Petroleum Corp. (I)	732,088	14,509,984
		76,918,413
		130,828,203
Financials - 23.6%
Capital Markets - 13.8%
AllianceBernstein Holding LP	2,123,046	44,201,818
Morgan Stanley	1,713,125	41,851,644
Northern Trust Corp.	260,276	15,069,980
State Street Corp.	44,041	2,871,914
T. Rowe Price Group, Inc.	470,217	34,396,374
The Goldman Sachs Group, Inc.	392,243	59,326,754
		197,718,484
Diversified Financial Services - 9.8%
Bank of America Corp.	5,238,351	67,365,194
JPMorgan Chase & Company	1,399,260	73,866,935
		141,232,129
		338,950,613
Health Care - 3.1%
Health Care Providers & Services - 3.1%
AMN Healthcare Services, Inc. (I)	2,105,693	30,153,524
VCA Antech, Inc. (I)	566,961	14,792,012
		44,945,536
		44,945,536
Industrials - 8.3%
Aerospace & Defense - 1.0%
L-3 Communications Holdings, Inc.	169,900	14,567,226
Commercial Services & Supplies - 4.1%
Avery Dennison Corp.	1,364,439	58,343,412

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 3.2%
Sensata Technologies Holding NV (I)	1,311,620	$45,775,538
		118,686,176
Information Technology - 28.7%
Communications Equipment - 6.5%
Cisco Systems, Inc.	821,807	19,978,128
QUALCOMM, Inc.	1,210,254	73,922,314
		93,900,442
Computers & Peripherals - 10.9%
Apple, Inc.	208,039	82,400,087
EMC Corp.	1,857,659	43,877,906
NetApp, Inc.	813,607	30,738,072
		157,016,065
Internet Software & Services - 4.4%
Bankrate, Inc. (I)	1,730,214	24,845,873
Google, Inc., Class A (I)	30,422	26,782,616
VistaPrint NV (I)	233,872	11,546,261
		63,174,750
IT Services - 3.2%
Broadridge Financial Solutions, Inc.	550,446	14,630,855
VeriFone Systems, Inc. (I)	1,813,641	30,487,305
		45,118,160
Software - 3.7%
FactSet Research Systems, Inc.	520,794	53,089,740
		412,299,157
TOTAL COMMON STOCKS (Cost $1,225,631,374)	$1,411,594,742

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreement - 1.3%
Barclays Repurchase Agreement dated
06/28/2013 at 0.100% to be repurchased at
$14,086,117 on 07/01/2013, collateralized
by $14,696,100 U.S. Treasury Notes,
0.500% due 07/31/2017 (valued at
$14,696,100, including interest)	$14,086,000	$14,086,000
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $3,911,003 on 07/01/2013
collateralized by $3,315,000 U.S. Treasury
Bonds 4.500% due 08/15/2039 (valued at
$3,990,335 including interest)	3,911,000	3,911,000
		17,997,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,997,000)	$17,997,000
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,243,628,374) - 99.6%	$1,429,591,742
Other assets and liabilities, net - 0.4%		6,149,640
TOTAL NET ASSETS - 100.0%		$1,435,741,382

Fundamental Holdings Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies (G) - 39.2%
Bond Trust, Series NAV (John Hancock) (A)(1)	30,058,686	$411,503,406

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Holdings Trust (continued)
	Shares or Principal Amount	Value
INVESTMENT COMPANIES (continued)
Unaffiliated Investment Companies - 60.8%
American Funds Insurance Series - 60.8%
American Growth Fund - Class 1	3,740,226	$250,221,110
American Growth-Income Fund - Class 1	5,832,659	250,221,092
American International Fund - Class 1	7,618,305	138,729,339
TOTAL INVESTMENT COMPANIES (Cost $803,957,707)	$1,050,674,947
Total Investments (Fundamental Holdings Trust)
(Cost $803,957,707) - 100.0%	$1,050,674,947
Other assets and liabilities, net - 0.0%		(174,552)
TOTAL NET ASSETS - 100.0%		$1,050,500,395

Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 11.4%
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	161,527	$5,538,762
Household Durables - 3.4%
Dorel Industries, Inc., Class B	144,953	5,058,263
Lennar Corp., Class A	199,694	7,196,970
Tempur-Pedic International, Inc. (I)	154,600	6,786,940
		19,042,173
Media - 1.3%
Omnicom Group, Inc.	116,043	7,295,623
Specialty Retail - 4.2%
Advance Auto Parts, Inc.	85,255	6,920,148
Lowe’s Companies, Inc.	416,172	17,021,435
		23,941,583
Textiles, Apparel & Luxury Goods - 1.5%
Adidas AG	76,816	8,302,512
		64,120,653
Consumer Staples - 11.0%
Beverages - 5.9%
Diageo PLC, ADR	69,358	7,972,702
Heineken Holding NV	93,941	5,262,170
PepsiCo, Inc.	120,429	9,849,888
SABMiller PLC (I)	205,724	9,899,177
		32,983,937
Food Products - 1.0%
Danone SA	79,807	5,985,582
Household Products - 1.4%
The Procter & Gamble Company	99,785	7,682,447
Personal Products - 1.0%
Avon Products, Inc.	260,915	5,487,042
Tobacco - 1.7%
Imperial Tobacco Group PLC	158,664	5,512,807
Philip Morris International, Inc.	44,944	3,893,049
		9,405,856
		61,544,864

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy - 12.9%
Energy Equipment & Services - 2.8%
National Oilwell Varco, Inc.	91,654	$6,314,961
Weatherford International, Ltd. (I)	693,165	9,496,361
		15,811,322
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	225,094	18,869,630
Chevron Corp.	93,448	11,058,636
Exxon Mobil Corp.	43,631	3,942,061
Occidental Petroleum Corp.	187,982	16,773,634
Southwestern Energy Company (I)	157,157	5,740,945
		56,384,906
		72,196,228
Financials - 30.7%
Capital Markets - 14.3%
AllianceBernstein Holding LP	765,390	15,935,420
Morgan Stanley	603,914	14,753,619
Northern Trust Corp.	282,927	16,381,473
State Street Corp.	176,229	11,491,893
The Goldman Sachs Group, Inc.	141,784	21,444,830
		80,007,235
Commercial Banks - 2.6%
Wells Fargo & Company	354,012	14,610,075
Diversified Financial Services - 8.9%
Bank of America Corp.	1,655,532	21,290,142
JPMorgan Chase & Company	536,711	28,332,974
		49,623,116
Insurance - 4.9%
American International Group, Inc. (I)	378,678	16,926,907
Stewart Information Services Corp.	407,003	10,659,409
		27,586,316
		171,826,742
Health Care - 6.0%
Biotechnology - 0.7%
Amgen, Inc.	40,436	3,989,416
Health Care Equipment & Supplies - 1.5%
Medtronic, Inc.	167,915	8,642,585
Health Care Providers & Services - 0.8%
VCA Antech, Inc. (I)	163,086	4,254,914
Pharmaceuticals - 3.0%
Merck & Company, Inc.	178,900	8,309,905
Novartis AG, ADR	119,595	8,456,562
		16,766,467
		33,653,382
Industrials - 10.1%
Air Freight & Logistics - 1.8%
FedEx Corp.	102,020	10,057,132
Commercial Services & Supplies - 2.8%
Avery Dennison Corp.	364,992	15,607,058
Electrical Equipment - 2.0%
Sensata Technologies Holding NV (I)	321,074	11,205,483
Industrial Conglomerates - 2.2%
General Electric Company	544,174	12,619,395

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Machinery - 1.3%
Deere & Company	90,488	$7,352,150
		56,841,218
Information Technology - 16.4%
Communications Equipment - 6.8%
Cisco Systems, Inc.	1,008,257	24,510,728
QUALCOMM, Inc.	222,767	13,606,608
		38,117,336
Computers & Peripherals - 2.4%
Apple, Inc.	34,365	13,611,289
IT Services - 1.8%
Broadridge Financial Solutions, Inc.	378,667	10,064,969
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	552,051	13,370,675
Software - 3.0%
Microsoft Corp.	234,590	8,100,393
Oracle Corp.	276,519	8,494,664
		16,595,057
		91,759,326
TOTAL COMMON STOCKS (Cost $459,807,772)	$551,942,413

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.7%
Barclays Repurchase Agreement dated
06/28/2013 at 0.100% to be repurchased at
$6,944,058 on 07/01/2013, collateralized by
$7,244,800 U.S. Treasury Notes, 0.500%
due 07/31/2017 (valued at $7,083,018,
including interest)	$6,944,000	$6,944,000
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $2,527,002 on 07/01/2013,
collateralized by $2,145,000, U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$2,581,982, including interest)	2,527,000	2,527,000
		9,471,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,471,000)	$9,471,000
Total Investments (Fundamental Large Cap Value Trust)
(Cost $469,278,772) - 100.2%	$561,413,413
Other assets and liabilities, net - (0.2%)		(902,817)
TOTAL NET ASSETS - 100.0%		$560,510,596

Fundamental Value Trust
	Shares or Principal Amount	Value

COMMON STOCKS - 98.1%
Consumer Discretionary - 9.8%
Automobiles - 0.7%
Harley-Davidson, Inc.	186,418	$10,219,430
Household Durables - 0.2%
Hunter Douglas NV	68,688	2,744,896
Internet & Catalog Retail - 1.1%
Liberty Interactive Corp., Series A (I)	425,495	9,790,640
Liberty Ventures, Series A (I)	28,616	2,432,646

Fundamental Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Netflix, Inc. (I)(L)	21,860	$4,614,427
		16,837,713
Media - 3.4%
Grupo Televisa SAB, ADR	139,111	3,455,517
Liberty Global PLC, Series C (I)	241,400	16,388,646
The Walt Disney Company	507,890	32,073,254
		51,917,417
Specialty Retail - 4.2%
Bed Bath & Beyond, Inc. (I)(L)	698,178	49,500,820
CarMax, Inc. (I)	255,468	11,792,403
Tiffany & Company	38,870	2,831,291
		64,124,514
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA, Class A	39,000	3,421,143
		149,265,113
Consumer Staples - 15.1%
Beverages - 4.1%
Diageo PLC, ADR	244,982	28,160,681
Heineken Holding NV	296,355	16,600,531
The Coca-Cola Company	467,120	18,736,183
		63,497,395
Food & Staples Retailing - 9.9%
Costco Wholesale Corp.	559,588	61,873,645
CVS Caremark Corp.	1,520,306	86,931,097
Sysco Corp. (L)	50,860	1,737,378
		150,542,120
Food Products - 0.1%
Nestle SA	22,680	1,483,418
Tobacco - 1.0%
Philip Morris International, Inc.	170,957	14,808,295
		230,331,228
Energy - 7.5%
Energy Equipment & Services - 1.1%
Schlumberger, Ltd.	128,220	9,188,245
Transocean, Ltd.	141,932	6,805,639
		15,993,884
Oil, Gas & Consumable Fuels - 6.4%
Canadian Natural Resources, Ltd.	1,176,890	33,258,911
Devon Energy Corp.	26,541	1,376,947
EOG Resources, Inc.	306,213	40,322,128
Occidental Petroleum Corp.	262,450	23,418,414
		98,376,400
		114,370,284
Financials - 38.2%
Capital Markets - 9.7%
Ameriprise Financial, Inc.	117,287	9,486,173
Julius Baer Group, Ltd. (I)	1,004,800	39,045,905
The Bank of New York Mellon Corp.	2,705,922	75,901,112
The Charles Schwab Corp.	694,200	14,737,866
The Goldman Sachs Group, Inc.	58,650	8,870,813
		148,041,869
Commercial Banks - 5.9%
Wells Fargo & Company	2,183,326	90,105,864
Consumer Finance - 6.4%
American Express Company	1,316,142	98,394,776

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 1.0%
CME Group, Inc.	33,610	$2,553,688
JPMorgan Chase & Company	236,408	12,479,978
		15,033,666
Insurance - 13.2%
ACE, Ltd.	154,530	13,827,344
Alleghany Corp. (I)	67,586	25,906,390
Berkshire Hathaway, Inc. Class A (I)	406	68,451,600
Everest Re Group, Ltd.	25,010	3,207,783
Fairfax Financial Holdings, Ltd.	22,200	8,660,220
Fairfax Financial Holdings, Ltd.	8,800	3,460,508
Loews Corp.	856,797	38,041,787
Markel Corp. (I)	5,723	3,015,735
The Progressive Corp.	1,454,274	36,967,645
		201,539,012
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc., Class A	456,380	16,438,808
Hang Lung Group, Ltd.	2,503,200	13,377,467
		29,816,275
		582,931,462
Health Care - 6.0%
Health Care Providers & Services - 5.6%
Express Scripts Holding Company (I)	455,848	28,121,263
Laboratory Corp. of America Holdings (I)	218,810	21,902,881
UnitedHealth Group, Inc.	542,740	35,538,615
		85,562,759
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	134,580	5,754,641
		91,317,400
Industrials - 4.8%
Commercial Services & Supplies - 0.9%
Iron Mountain, Inc.	521,049	13,865,114
Electrical Equipment - 0.6%
Emerson Electric Company	116,240	6,339,730
Schneider Electric SA	31,400	2,263,795
		8,603,525
Machinery - 1.0%
PACCAR, Inc. (L)	289,530	15,536,180
Marine - 1.1%
Kuehne & Nagel International AG	153,556	16,835,789
Transportation Infrastructure - 1.2%
China Merchants Holdings
International Company, Ltd.	5,837,736	18,129,852
		72,970,460
Information Technology - 10.8%
Computers & Peripherals - 0.4%
Hewlett-Packard Company	222,846	5,526,581
Internet Software & Services - 5.0%
Google, Inc., Class A (I)	86,500	76,152,005
IT Services - 1.1%
IBM Corp.	25,330	4,840,816
Visa, Inc., Class A	67,830	12,395,933
		17,236,749
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	166,200	4,025,364

Fundamental Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	727,110	$25,354,326
		29,379,690
Software - 2.4%
Activision Blizzard, Inc.	755,900	10,779,134
Microsoft Corp.	385,084	13,296,951
Oracle Corp.	408,150	12,538,368
		36,614,453
		164,909,478
Materials - 5.8%
Chemicals - 5.6%
Air Products & Chemicals, Inc.	318,680	29,181,528
Ecolab, Inc.	191,855	16,344,127
Monsanto Company	235,240	23,241,712
Potash Corp. of Saskatchewan, Inc.	227,728	8,683,269
Praxair, Inc.	63,913	7,360,221
		84,810,857
Construction Materials - 0.2%
Martin Marietta Materials, Inc. (L)	34,241	3,369,999
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd. (I)	493,800	128,388
		88,309,244
Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV,
Series L, ADR (L)	124,400	2,705,700
TOTAL COMMON STOCKS (Cost $1,029,221,096)	$1,497,110,369
CORPORATE BONDS - 0.0%
Materials - 0.0%
Emerald Plantation Holdings, Ltd.
6.000%, 01/30/2020	$533,838	$307,112
TOTAL CORPORATE BONDS (Cost $3,209,190)	$307,112
UNITS - 0.0%
Financials - 0.0%
Brookfield Property Partners LP	26,196	531,779
TOTAL UNITS (Cost $572,592)	$531,779
SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,538,361	25,401,636
TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,402,583)	$25,401,636
SHORT-TERM INVESTMENTS - 1.1%
Commercial Paper - 1.1%
Mizuho Corporate Bank, Ltd. 0.080%,
07/01/2013 *	$16,553,000	$16,553,055
TOTAL SHORT-TERM INVESTMENTS (Cost $16,553,055)	$16,553,055
Total Investments (Fundamental Value Trust)
(Cost $1,074,958,516) - 100.9%	$1,539,903,951
Other assets and liabilities, net - (0.9%)		(13,460,235)
TOTAL NET ASSETS - 100.0%		$1,526,443,716

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Trust
	Shares or Principal Amount	Value

COMMON STOCKS - 97.8%
Brazil - 1.0%
Petroleo Brasileiro SA, Class A, ADR	312,910	$4,587,261
Vale SA (Preference A Shares), ADR	146,440	1,780,710
		6,367,971
Canada - 1.6%
Talisman Energy, Inc.	861,360	9,828,202
China - 0.5%
China Telecom Corp., Ltd., ADR (L)	53,040	2,519,400
Dongfang Electric Corp., Ltd., H Shares	656,556	879,336
		3,398,736
Denmark - 0.2%
FLSmidth & Company A/S, B Shares (L)	33,010	1,501,227
France - 10.5%
Alstom SA (L)	195,310	6,389,902
AXA SA	344,246	6,763,883
BNP Paribas SA	174,790	9,549,955
Cie Generale des Etablissements Michelin	96,502	8,585,510
Credit Agricole SA (I)	818,790	7,037,329
France Telecom SA	338,330	3,186,096
Sanofi	105,670	10,890,040
Total SA	178,610	8,709,813
Vivendi SA	198,244	3,736,059
		64,848,587
Germany - 4.7%
Deutsche Lufthansa AG (I)	537,330	10,879,175
Merck KGaA	38,100	5,794,614
Metro AG	8,800	278,212
Muenchener Rueckversicherungs AG	24,810	4,555,753
SAP AG	14,430	1,056,650
Siemens AG	63,450	6,411,157
		28,975,561
Hong Kong - 0.3%
China Mobile, Ltd.	187,000	1,948,278
India - 0.5%
ICICI Bank, Ltd., ADR	83,180	3,181,635
Ireland - 2.4%
CRH PLC	422,064	8,553,425
Elan Corp. PLC, ADR (I)(L)	432,140	6,110,460
		14,663,885
Italy - 3.1%
Eni SpA	299,420	6,151,466
Intesa Sanpaolo SpA	3,441,660	5,507,074
UniCredit SpA	1,629,069	7,617,809
		19,276,349
Japan - 4.1%
Konica Minolta Holdings, Inc.	319,010	2,409,463
Mazda Motor Corp. (I)	1,444,000	5,693,995
Nintendo Company, Ltd.	33,050	3,899,195
Nissan Motor Company, Ltd.	394,200	3,995,164
Toyota Motor Corp.	155,450	9,386,271
		25,384,088
Netherlands - 6.2%
Akzo Nobel NV	114,356	6,423,521
Fugro NV	62,540	3,375,267
ING Groep NV (I)	1,123,202	10,263,479
Koninklijke Philips Electronics NV	150,850	4,108,925
Randstad Holdings NV	136,180	5,560,659
Royal Dutch Shell PLC, A Shares (L)	33,124	1,058,312

Global Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Royal Dutch Shell PLC, B Shares	156,840	$5,186,820
SBM Offshore NV (I)	49,414	827,166
TNT Express NV	177,862	1,329,057
		38,133,206
Portugal - 1.2%
Galp Energia SGPS SA	507,860	7,516,606
Singapore - 2.8%
DBS Group Holdings, Ltd.	419,510	5,106,745
Flextronics International, Ltd. (I)	622,360	4,817,066
Singapore Telecommunications, Ltd.	2,468,100	7,300,340
		17,224,151
South Korea - 3.4%
KB Financial Group, Inc., ADR	197,388	5,848,606
POSCO	22,550	5,877,697
Samsung Electronics Company, Ltd.	7,970	9,354,233
		21,080,536
Spain - 0.9%
Telefonica SA (I)	439,190	5,651,113
Sweden - 1.1%
Getinge AB, B Shares	40,000	1,212,630
Telefonaktiebolaget LM Ericsson, B Shares	496,087	5,624,304
		6,836,934
Switzerland - 6.6%
Credit Suisse Group AG (I)	344,604	9,136,379
Noble Corp.	157,830	5,931,251
Roche Holdings AG	48,130	11,925,862
Swiss Re, Ltd. (I)	92,630	6,861,706
TE Connectivity, Ltd.	99,190	4,517,113
UBS AG (I)	140,550	2,387,708
		40,760,019
Turkey - 0.9%
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	382,250	5,492,933
United Kingdom - 10.9%
Aviva PLC	1,256,769	6,454,917
BAE Systems PLC	592,240	3,461,505
BP PLC	829,365	5,753,449
Carillion PLC	166,950	703,310
GlaxoSmithKline PLC	424,150	10,610,885
HSBC Holdings PLC	620,039	6,480,682
International Consolidated Airlines Group SA
(London Exchange) (I)	2,484,020	9,930,360
Kingfisher PLC	1,669,687	8,740,716
Tesco PLC	1,215,450	6,107,897
Vodafone Group PLC	3,164,450	9,081,076
		67,324,797
United States - 34.9%
American International Group, Inc. (I)	71,850	3,211,695
Amgen, Inc.	96,430	9,513,784
Baker Hughes, Inc.	210,060	9,690,068
Brocade Communications Systems, Inc. (I)(L)	916,640	5,279,846
Chesapeake Energy Corp.	31,330	638,505
Chevron Corp.	52,630	6,228,234
Cisco Systems, Inc.	440,160	10,700,290
Citigroup, Inc.	235,940	11,318,042
Comcast Corp., Special Class A	161,560	6,409,085
CVS Caremark Corp.	96,960	5,544,173
FedEx Corp.	46,300	4,564,254
Forest Laboratories, Inc. (I)	88,620	3,633,420

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United States (continued)
Halliburton Company	219,140	$9,142,521
Hewlett-Packard Company	347,440	8,616,512
JPMorgan Chase & Company	139,760	7,377,930
Medtronic, Inc.	164,650	8,474,536
Merck & Company, Inc.	203,200	9,438,640
Microsoft Corp.	412,580	14,246,387
Morgan Stanley	320,480	7,829,326
Navistar International Corp. (I)(L)	227,630	6,319,009
News Corp., Class A	198,830	6,481,858
Oracle Corp.	114,130	3,506,074
Pfizer, Inc.	438,930	12,294,429
Sprint Nextel Corp. (I)	1,271,810	8,928,106
SunTrust Banks, Inc.	161,180	5,088,453
Target Corp.	67,980	4,681,103
The Walt Disney Company	85,470	5,397,431
Time Warner Cable, Inc.	49,212	5,535,366
Time Warner, Inc.	25,253	1,460,128
United Parcel Service, Inc., Class B	113,280	9,796,454
Viacom, Inc., Class B	65,560	4,461,358
		215,807,017
TOTAL COMMON STOCKS (Cost $587,412,703)		$605,201,831

SECURITIES LENDING COLLATERAL - 1.5%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	942,792	9,434,618
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,434,997)		$9,434,618

SHORT-TERM INVESTMENTS - 2.3%
Time Deposits - 2.3%
Royal Bank of Canada, 0.030%, 07/01/2013 $	14,000,000	$14,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,000,000)		$14,000,000
Total Investments (Global Trust) (Cost $610,847,700) - 101.6%		$628,636,449
Other assets and liabilities, net - (1.6%)		(10,102,336)
TOTAL NET ASSETS - 100.0%		$618,534,113

Global Diversification Trust
	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 34.4%
John Hancock Variable Insurance Trust (G) - 34.4%
Bond Trust, Series NAV (John Hancock) (A)(1)	14,889,807	$203,841,452
High Yield, Series NAV (WAMCO)	9,494,629	58,012,185
American Funds Insurance Series - 50.7%
American Global Growth Fund - Class 1	12,343,022	312,031,602
American New World Fund - Class 1	3,339,712	74,241,788
Exchange Traded Funds - 14.9%
Vanguard Extended Market ETF	663,775	46,371,322

Global Diversification Trust (continued)
	Shares or Principal Amount	Value
INVESTMENT COMPANIES (continued)
Exchange Traded Funds (continued)
Vanguard FTSE All World Ex-US Small-
Cap ETF	752,604	$67,154,855
TOTAL INVESTMENT COMPANIES (Cost $665,184,640)	$761,653,204
Total Investments (Global Diversification Trust)
(Cost $665,184,640) - 100.0%	$761,653,204
Other assets and liabilities, net - 0.0%		(151,604)
TOTAL NET ASSETS - 100.0%		$761,501,600

Growth Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.3%
Consumer Discretionary - 23.7%
Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp.	170,660	$9,033,034
Internet & Catalog Retail - 6.9%
Amazon.com, Inc. (I)	55,210	15,331,260
Expedia, Inc. (L)	150,600	9,058,590
priceline.com, Inc. (I)	7,570	6,261,374
		30,651,224
Media - 7.6%
Discovery Communications, Inc., Class A (I)	82,380	6,360,560
Liberty Global PLC (I)	149,760	11,094,221
Sirius XM Radio, Inc. (L)	2,052,340	6,875,339
The Walt Disney Company	153,520	9,694,788
		34,024,908
Specialty Retail - 2.1%
The Home Depot, Inc.	119,300	9,242,171
Textiles, Apparel & Luxury Goods - 5.1%
Michael Kors Holdings, Ltd. (I)	157,580	9,773,112
Ralph Lauren Corp.	39,490	6,860,993
Under Armour, Inc., Class A (I)(L)	99,420	5,936,368
		22,570,473
		105,521,810
Consumer Staples - 7.2%
Beverages - 2.0%
Anheuser-Busch InBev NV, ADR	30,000	2,707,800
Diageo PLC, ADR	54,290	6,240,636
		8,948,436
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	45,050	4,981,179
CVS Caremark Corp.	105,790	6,049,072
		11,030,251
Household Products - 1.0%
Church & Dwight Company, Inc.	74,800	4,615,908
Personal Products - 1.7%
The Estee Lauder Companies, Inc., Class A	115,990	7,628,662
		32,223,257
Energy - 4.6%
Energy Equipment & Services - 0.9%
Cameron International Corp. (I)	66,470	4,065,305

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	76,200	$6,547,866
EOG Resources, Inc.	75,120	9,891,802
		16,439,668
		20,504,973
Financials - 6.9%
Capital Markets - 3.1%
BlackRock, Inc.	20,930	5,375,871
The Goldman Sachs Group, Inc.	55,400	8,379,250
		13,755,121
Consumer Finance - 1.8%
Discover Financial Services	169,220	8,061,641
Diversified Financial Services - 2.0%
IntercontinentalExchange, Inc. (I)(L)	49,220	8,749,347
		30,566,109
Health Care - 11.4%
Biotechnology - 6.5%
BioMarin Pharmaceutical, Inc. (I)(L)	101,100	5,640,369
Celgene Corp. (I)	64,080	7,491,593
Gilead Sciences, Inc. (I)	246,550	12,625,826
Regeneron Pharmaceuticals, Inc. (I)	14,510	3,263,009
		29,020,797
Health Care Providers & Services - 1.2%
Catamaran Corp. (I)	107,460	5,235,451
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (I)	64,110	4,797,992
Pharmaceuticals - 2.6%
Actavis, Inc. (I)	25,980	3,279,196
Allergan, Inc.	98,340	8,284,162
		11,563,358
		50,617,598
Industrials - 12.2%
Aerospace & Defense - 3.9%
Honeywell International, Inc.	87,330	6,928,762
Precision Castparts Corp.	45,250	10,226,953
		17,155,715
Building Products - 1.1%
Fortune Brands Home & Security, Inc.	125,650	4,867,681
Electrical Equipment - 3.1%
AMETEK, Inc.	172,000	7,275,600
Eaton Corp. PLC	96,110	6,324,999
		13,600,599
Machinery - 1.5%
Cummins, Inc.	61,500	6,670,290
Professional Services - 1.0%
Verisk Analytics, Inc., Class A (I)	77,280	4,613,616
Road & Rail - 1.6%
Kansas City Southern	67,100	7,109,916
		54,017,817
Information Technology - 26.8%
Computers & Peripherals - 2.9%
Apple, Inc.	32,940	13,046,875
Internet Software & Services - 9.1%
eBay, Inc. (I)	97,290	5,031,839
Facebook, Inc., Class A (I)	204,000	5,071,440

Growth Equity Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Google, Inc., Class A (I)	26,310	$23,162,535
LinkedIn Corp., Class A (I)	38,780	6,914,474
		40,180,288
IT Services - 7.8%
Accenture PLC, Class A	119,720	8,615,051
Mastercard, Inc., Class A	14,020	8,054,490
Teradata Corp. (I)	112,620	5,656,903
Visa, Inc., Class A	68,450	12,509,238
		34,835,682
Software - 7.0%
Citrix Systems, Inc. (I)	84,260	5,083,406
Red Hat, Inc. (I)	74,930	3,583,153
Salesforce.com, Inc. (I)(L)	250,370	9,559,127
SAP AG, ADR (L)	75,240	5,479,729
ServiceNow, Inc. (I)	98,780	3,989,724
VMware, Inc., Class A (I)	51,980	3,482,140
		31,177,279
		119,240,124
Materials - 4.4%
Chemicals - 4.4%
Ecolab, Inc.	70,620	6,016,118
Monsanto Company	65,430	6,464,484
The Sherwin-Williams Company	40,730	7,192,918
		19,673,520
		19,673,520
Telecommunication Services - 2.1%
Wireless Telecommunication Services - 2.1%
Crown Castle International Corp. (I)	128,600	9,309,354
TOTAL COMMON STOCKS (Cost $390,991,836)	$441,674,562

SECURITIES LENDING COLLATERAL - 7.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	3,439,383	34,418,252
TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,420,577)	$34,418,252

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
State Street Institutional US Government
Money Market Fund, 0.0000% (Y)	2,453,946	2,453,946
TOTAL SHORT-TERM INVESTMENTS (Cost $2,453,946)	$2,453,946
Total Investments (Growth Equity Trust)
(Cost $427,866,359) - 107.6%	$478,546,760
Other assets and liabilities, net - (7.6%)		(33,943,469)
TOTAL NET ASSETS - 100.0%		$444,603,291

Health Sciences Trust
	Shares or Principal Amount	Value

COMMON STOCKS - 97.5%
Consumer Staples - 0.4%
Food & Staples Retailing - 0.4%
CP ALL PCL	283,700	$356,740

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Raia Drogasil SA	44,476	$430,937
		787,677
Financials - 0.1%
Insurance - 0.1%
eHealth, Inc. (I)	10,300	234,016
Health Care - 95.0%
Biotechnology - 39.1%
Abcam PLC	42,962	295,957
ACADIA Pharmaceuticals, Inc. (I)	21,900	397,485
Achillion Pharmaceuticals, Inc. (I)	30,400	248,672
Acorda Therapeutics, Inc. (I)	5,661	186,756
Aegerion Pharmaceuticals, Inc. (I)	50,400	3,192,336
Alexion Pharmaceuticals, Inc. (D)(I)	103,740	9,568,978
Alkermes PLC (D)(I)	111,900	3,209,292
Alnylam Pharmaceuticals, Inc. (I)	33,200	1,029,532
AMAG Pharmaceuticals, Inc. (I)	30,900	687,525
Amarin Corp. PLC, ADR (I)	73,000	423,400
Amgen, Inc. (D)	25,000	2,466,500
AP Pharma, Inc. (I)	439,400	157,745
Ariad Pharmaceuticals, Inc. (D)(I)	18,600	325,314
Array BioPharma, Inc. (I)	169,000	767,260
Basilea Pharmaceutica (I)	1,123	82,957
Biocon, Ltd.	13,200	62,279
Biogen Idec, Inc. (I)	17,319	3,727,049
BioMarin Pharmaceutical, Inc. (I)	46,500	2,594,235
Bluebird Bio, Inc. (I)	2,700	67,419
Celgene Corp. (I)	26,766	3,129,213
ChemoCentryx, Inc. (I)	7,300	103,222
Chimerix, Inc. (I)	9,700	235,128
China Biologic Products, Inc. (I)	4,400	100,980
Clovis Oncology, Inc. (I)	7,800	522,444
Coronado Biosciences, Inc. (I)	30,600	263,160
Cubist Pharmaceuticals, Inc. (I)	29,500	1,424,850
Cytokinetics, Inc. (I)	10,969	126,908
Dyadic International, Inc. (I)	14,600	24,382
Elan Corp. PLC, ADR (I)	76,600	1,083,124
Exelixis, Inc. (I)	110,400	501,216
Gilead Sciences, Inc. (I)(D)	266,792	13,662,418
Grifols SA, ADR	8,085	230,261
Grifols SA, B Shares	4,400	124,306
Idenix Pharmaceuticals, Inc. (I)	131,704	475,451
Incyte Corp. (I)	174,300	3,834,600
Infinity Pharmaceuticals, Inc. (I)	35,675	579,719
InterMune, Inc. (I)	123,600	1,189,032
Ironwood Pharmaceuticals, Inc. (I)	11,200	111,440
Isis Pharmaceuticals, Inc. (I)	48,900	1,313,943
Lexicon Pharmaceuticals, Inc. (I)	42,400	92,008
Medivation, Inc. (I)	37,000	1,820,400
Momenta Pharmaceuticals, Inc. (I)	14,800	222,888
Neurocrine Biosciences, Inc. (I)	109,200	1,461,096
Onyx Pharmaceuticals, Inc. (I)	36,238	4,490,975
Orexigen Therapeutics, Inc. (I)	21,500	125,775
Pharmacyclics, Inc. (I)	70,000	5,562,900
Portola Pharmaceuticals, Inc. (I)	7,300	179,361
Prosensa Holding BV (I)	3,000	57,000
Prothena Corp. PLC (I)	3,948	50,969
Puma Biotechnology, Inc. (I)	26,587	1,179,665
Quintiles Transnational Holdings, Inc. (I)	5,000	212,800
Regeneron Pharmaceuticals, Inc. (D)(I)	21,100	4,744,968
Rigel Pharmaceuticals, Inc. (I)	43,500	145,290
Sarepta Therapeutics, Inc. (I)	12,900	490,845
Seattle Genetics, Inc. (I)	15,900	500,214

Health Sciences Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Sophiris Bio, Inc. (I)	207,000	$55,111
Stemline Therapeutics, Inc. (I)	12,600	300,384
Sunesis Pharmaceuticals, Inc. (I)	41,800	217,778
Swedish Orphan Biovitrum AB (I)	60,245	361,016
TESARO, Inc. (I)	29,085	952,243
Theravance, Inc. (I)	24,500	943,985
Threshold Pharmaceuticals, Inc. (I)	21,600	113,616
United Therapeutics Corp. (I)	4,400	289,608
Vertex Pharmaceuticals, Inc. (I)	33,004	2,636,029
Vical, Inc. (I)	67,900	212,527
		85,945,939
Health Care Equipment & Supplies - 10.2%
Abbott Laboratories	19,700	687,136
ArthroCare Corp. (I)	15,900	549,027
Baxter International, Inc.	39,500	2,736,165
Covidien PLC (D)	45,025	2,829,371
Cynosure, Inc., Class A (I)	8,700	226,026
DENTSPLY International, Inc.	46,750	1,914,880
Edwards Lifesciences Corp. (I)	18,300	1,229,760
EnteroMedics, Inc. (I)	50,650	57,741
GenMark Diagnostics, Inc. (I)	45,200	467,368
HeartWare International, Inc. (I)	11,200	1,065,232
Hill-Rom Holdings, Inc.	10,900	367,112
IDEXX Laboratories, Inc. (I)	20,100	1,804,578
Insulet Corp. (I)	19,900	625,059
Intuitive Surgical, Inc. (D)(I)	2,100	1,063,818
Meridian Bioscience, Inc.	10,300	221,450
Nobel Biocare Holding AG (I)	4,137	50,043
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	504,000	548,384
Sonova Holding AG (I)	1,262	133,804
Stryker Corp. (D)	35,800	2,315,544
The Cooper Companies, Inc.	14,835	1,766,107
Tornier BV (I)	33,700	589,750
Urologix, Inc. (I)	47,400	8,011
Volcano Corp. (I)	29,200	529,396
Wright Medical Group, Inc. (I)	6,361	166,722
Zimmer Holdings, Inc. (D)	5,400	404,676
		22,357,160
Health Care Providers & Services - 21.5%
Acadia Healthcare Company, Inc. (I)	29,900	988,793
Aetna, Inc.	81,100	5,153,094
Air Methods Corp.	28,964	981,300
AmerisourceBergen Corp.	21,700	1,211,511
Bumrungrad Hospital PCL	163,400	404,351
Catamaran Corp. (D)(I)	130,638	6,364,683
Centene Corp. (I)	10,600	556,076
Cigna Corp.	31,600	2,290,684
Community Health Systems, Inc.	7,300	342,224
DaVita HealthCare Partners, Inc. (D)(I)	1,800	217,440
Diagnosticos da America SA	17,500	90,584
Express Scripts Holding Company (I)	33,545	2,069,391
Fresenius SE & Company KGaA	4,551	560,948
HCA Holdings, Inc.	35,500	1,280,130
Henry Schein, Inc. (I)	23,100	2,211,825
Humana, Inc.	12,700	1,071,626
Laboratory Corp. of America Holdings (I)	19,400	1,941,940
LCA-Vision, Inc. (I)	44,904	135,610
McKesson Corp. (D)	34,400	3,938,800
MEDNAX, Inc. (I)	14,700	1,346,226
MWI Veterinary Supply, Inc. (I)	6,000	739,440
Odontoprev SA	47,400	195,433

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	10,500	$636,615
Select Medical Holdings Corp.	26,000	213,200
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	89,900	167,194
Sinopharm Group Company, Ltd., H Shares	50,400	126,322
Tenet Healthcare Corp. (I)	11,400	525,540
Triple-S Management Corp., Class B (I)	6,600	141,702
UnitedHealth Group, Inc.	87,000	5,696,760
Universal Health Services, Inc., Class B	40,350	2,701,836
WellCare Health Plans, Inc. (I)	24,200	1,344,310
WellPoint, Inc.	19,300	1,579,512
		47,225,100
Health Care Technology - 1.6%
athenahealth, Inc. (I)	15,700	1,330,104
Cerner Corp. (I)	7,600	730,284
HMS Holdings Corp. (I)	61,800	1,439,940
		3,500,328
Life Sciences Tools & Services - 3.7%
Agilent Technologies, Inc.	49,500	2,116,620
Bruker Corp. (I)	42,200	681,530
Covance, Inc. (I)	20,400	1,553,256
Illumina, Inc. (I)	4,850	362,974
Mettler-Toledo International, Inc. (I)	2,700	543,240
NanoString Technologies, Inc. (I)	14,500	116,000
Thermo Fisher Scientific, Inc.	31,700	2,682,771
		8,056,391
Pharmaceuticals - 18.9%
AbbVie, Inc.	66,000	2,728,440
Actavis, Inc. (I)	12,100	1,527,262
Allergan, Inc. (D)	3,700	311,688
AVANIR Pharmaceuticals, Inc., Class A (I)	271,800	1,250,280
Bayer AG	9,566	1,019,800
Bayer AG, ADR	400	42,668
Bristol-Myers Squibb Company	62,900	2,811,001
Cadence Pharmaceuticals, Inc. (I)	99,100	675,862
CFR Pharmaceuticals SA	764,200	172,530
China Medical System Holdings, Ltd.	1,078,200	955,470
Depomed, Inc. (I)	16,200	90,882
Eli Lilly & Company (D)	3,600	176,832
Endo Health Solutions, Inc. (I)	14,300	526,097
Endocyte, Inc. (I)	6,600	86,658
Forest Laboratories, Inc. (I)	37,600	1,541,600
GlaxoSmithKline Pharmaceuticals, Ltd.	1,606	63,054
GlaxoSmithKline PLC	30,742	769,067
Hikma Pharmaceuticals PLC	4,290	61,901
Hospira, Inc. (I)	6,400	245,184
Ipca Laboratories, Ltd.	30,693	337,190
Jazz Pharmaceuticals PLC (I)	19,800	1,360,853
Lijun International
Pharmaceutical Holding, Ltd.	168,000	52,961
Merck & Company, Inc.	80,409	3,734,998
Natco Pharma, Ltd.	6,048	45,555
Nektar Therapeutics (I)	12,000	138,600
Novo Nordisk A/S, Class B	3,490	543,350
Omthera Pharmaceuticals, Inc. (I)(R)	13,151	164,818
Optimer Pharmaceuticals, Inc. (I)	56,005	810,392
Pacira Pharmaceuticals, Inc. (I)	52,900	1,534,100
Ranbaxy Laboratories, Ltd. (I)	18,713	97,475
Roche Holdings AG	7,536	1,867,303
Salix Pharmaceuticals, Ltd. (I)	8,200	542,430
Sawai Pharmaceutical Company, Ltd.	6,400	765,899

Health Sciences Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Shire PLC	11,824	$375,093
Shire PLC, ADR	6,500	618,215
Simcere Pharmaceutical Group, ADR (I)	19,800	187,704
Stada Arzneimittel AG	8,043	345,394
Sun Pharmaceutical Industries, Ltd.	20,398	344,207
Supernus Pharmaceuticals, Inc. (I)	73,300	471,319
Teva Pharmaceutical Industries, Ltd., ADR	5,265	206,388
The Medicines Company (I)	84,355	2,594,760
Towa Pharmaceutical Company, Ltd.	9,500	387,431
UCB SA	18,373	989,287
Valeant Pharmaceuticals International, Inc. (I)	73,380	6,316,550
Vectura Group PLC (I)	35,633	43,922
ViroPharma, Inc. (I)	36,000	1,031,400
Warner Chilcott PLC, Class A	13,000	258,440
XenoPort, Inc. (I)	70,300	347,985
		41,570,295
		208,655,213
Industrials - 1.0%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (I)	3,900	430,677
Professional Services - 0.8%
The Advisory Board Company (I)	31,900	1,743,335
		2,174,012
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.5%
FEI Company	13,600	992,664
IT Services - 0.3%
MAXIMUS, Inc.	8,800	655,424
		1,648,088
Materials - 0.2%
Chemicals - 0.2%
Monsanto Company	4,800	474,240
TOTAL COMMON STOCKS (Cost $146,936,723)	$213,973,246

PREFERRED SECURITIES - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Ultragenyx Pharmaceutical, Inc. (R)	44,236	122,507
Information Technology - 0.1%
Software - 0.1%
Castlight Health, Inc. (R)	27,963	168,800
TOTAL PREFERRED SECURITIES (Cost $291,307)	$291,307

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International, Inc.
3.500%, 12/15/2017	$51,000	$63,272
Insulet Corp. 3.750%, 06/15/2016	52,000	67,795
		131,067
TOTAL CONVERTIBLE BONDS (Cost $101,822)	$131,067

RIGHTS - 0.0%
Health Care - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	7,500	20,325
TOTAL RIGHTS (Cost $18,750)	$20,325

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value

WARRANTS - 0.0%
Alexza Pharmaceuticals, Inc. (Expiration Date
10/05/2016; Strike price $2.77) (I)	1,413	83
Cadence Pharmaceuticals, Inc. (Expiration
Date 02/18/2014; Strike price $7.84) (I)	10,500	6,899
EnteroMedics, Inc. (Expiration Date
09/28/2016; Strike price $1.90) (I)	4,120	768
EnteroMedics, Inc. (Expiration Date:
06/13/2016; Strike Price $2.19) (I)	30,600	4,228
TOTAL WARRANTS (Cost $3,079)	$11,978

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$450,001	$450,001
T. Rowe Price Reserve Investment
Fund, 0.0501% (Y)	4,219,737	4,219,737
		4,669,738
TOTAL SHORT-TERM INVESTMENTS (Cost $4,669,738)	$4,669,738
Total Investments (Health Sciences Trust)
(Cost $152,021,419) - 99.8%	$219,097,661
Other assets and liabilities, net - 0.2%		450,036
TOTAL NET ASSETS - 100.0%		$219,547,697

Heritage Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.4%
Consumer Discretionary - 24.7%
Auto Components - 1.1%
BorgWarner, Inc. (I)(L)	17,951	$1,546,477
Automobiles - 1.9%
Harley-Davidson, Inc.	38,232	2,095,878
Tesla Motors, Inc. (I)(L)	6,732	723,219
		2,819,097
Diversified Consumer Services - 0.6%
Sotheby’s	24,226	918,408
Hotels, Restaurants & Leisure - 2.9%
Marriott International, Inc., Class A	30,800	1,243,396
Norwegian Cruise Line Holdings, Ltd. (I)(L)	25,619	776,512
Panera Bread Company, Class A (I)	6,156	1,144,647
Wyndham Worldwide Corp.	20,598	1,178,824
		4,343,379
Household Durables - 0.5%
Toll Brothers, Inc. (I)	22,634	738,547
Internet & Catalog Retail - 2.0%
priceline.com, Inc. (I)	2,292	1,895,782
TripAdvisor, Inc. (I)	17,170	1,045,138
		2,940,920
Media - 4.3%
AMC Networks, Inc., Class A (I)	19,823	1,296,622
Discovery Communications, Inc., Class A (I)	32,227	2,488,247
Liberty Global PLC, Class A (I)	15,158	1,122,905
Sirius XM Radio, Inc. (L)	413,052	1,383,724
		6,291,498

Heritage Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 7.2%
DSW, Inc., Class A	12,600	$925,722
GNC Holdings, Inc., Class A (L)	24,229	1,071,164
Lumber Liquidators Holdings, Inc. (I)	18,336	1,427,824
O’Reilly Automotive, Inc. (I)	9,340	1,051,871
PetSmart, Inc. (L)	26,660	1,785,953
Ross Stores, Inc.	26,063	1,689,143
Tractor Supply Company	13,666	1,607,258
Urban Outfitters, Inc. (I)	24,879	1,000,633
		10,559,568
Textiles, Apparel & Luxury Goods - 4.2%
Fifth & Pacific Companies, Inc. (I)	42,670	953,248
Hanesbrands, Inc.	23,270	1,196,543
Michael Kors Holdings, Ltd. (I)	23,097	1,432,476
PVH Corp.	11,438	1,430,322
Under Armour, Inc., Class A (I)	19,731	1,178,138
		6,190,727
		36,348,621
Consumer Staples - 7.7%
Beverages - 1.0%
Brown-Forman Corp., Class B	19,024	1,285,071
Constellation Brands, Inc., Class A (I)	4,592	239,335
		1,524,406
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	21,915	2,423,142
Whole Foods Market, Inc.	64,202	3,305,119
		5,728,261
Food Products - 1.5%
Mead Johnson Nutrition Company	17,689	1,401,499
The Hain Celestial Group, Inc. (I)(L)	12,881	836,879
		2,238,378
Household Products - 1.3%
Church & Dwight Company, Inc.	29,663	1,830,504
		11,321,549
Energy - 3.9%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (I)	21,570	1,122,719
Cameron International Corp. (I)	30,040	1,837,246
Patterson-UTI Energy, Inc. (L)	33,361	645,702
		3,605,667
Oil, Gas & Consumable Fuels - 1.4%
Cabot Oil & Gas Corp.	30,034	2,133,015
		5,738,682
Financials - 7.6%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (I)	10,060	1,649,236
KKR & Company LP	50,166	986,264
Lazard, Ltd., Class A	31,550	1,014,333
The Charles Schwab Corp.	7,010	148,822
		3,798,655
Commercial Banks - 1.8%
East West Bancorp, Inc.	34,448	947,320
SVB Financial Group (I)	19,831	1,652,319
		2,599,639
Consumer Finance - 1.5%
Discover Financial Services	47,038	2,240,890

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance - 0.4%
Cincinnati Financial Corp. (L)	12,162	$558,236
Real Estate Management & Development - 1.3%
CBRE Group, Inc., Class A (I)	35,897	838,554
Realogy Holdings Corp. (I)	23,399	1,124,088
		1,962,642
		11,160,062
Health Care - 12.7%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (I)	11,357	1,047,570
Grifols SA	36,196	1,328,184
Medivation, Inc. (I)(L)	13,208	649,834
Onyx Pharmaceuticals, Inc. (I)	12,954	1,605,389
Regeneron Pharmaceuticals, Inc. (I)	3,520	791,578
		5,422,555
Health Care Equipment & Supplies - 2.2%
Sirona Dental Systems, Inc. (I)	10,851	714,864
Teleflex, Inc.	16,315	1,264,249
The Cooper Companies, Inc.	10,831	1,289,431
		3,268,544
Health Care Providers & Services - 2.7%
Catamaran Corp. (I)	80,840	3,938,525
Health Care Technology - 0.8%
Cerner Corp. (I)(L)	12,392	1,190,747
Life Sciences Tools & Services - 0.8%
Covance, Inc. (I)	15,396	1,172,251
Pharmaceuticals - 2.5%
Actavis, Inc. (I)	17,464	2,204,306
Perrigo Company	10,953	1,325,313
Zoetis, Inc.	4,340	134,063
		3,663,682
		18,656,304
Industrials - 17.2%
Aerospace & Defense - 1.4%
TransDigm Group, Inc.	11,595	1,817,748
Triumph Group, Inc.	3,533	279,637
		2,097,385
Building Products - 2.4%
Fortune Brands Home & Security, Inc.	43,114	1,670,236
Lennox International, Inc.	29,885	1,928,778
		3,599,014
Commercial Services & Supplies - 0.9%
Stericycle, Inc. (I)	12,173	1,344,264
Construction & Engineering - 2.9%
Chicago Bridge & Iron Company NV	12,914	770,449
MasTec, Inc. (I)(L)	52,957	1,742,285
Quanta Services, Inc. (I)	63,415	1,677,961
		4,190,695
Electrical Equipment - 1.0%
Eaton Corp. PLC	22,259	1,464,865
Machinery - 2.3%
Flowserve Corp.	32,127	1,735,179
Middleby Corp. (I)(L)	5,320	904,879
Trinity Industries, Inc. (L)	21,062	809,623
		3,449,681

Heritage Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Road & Rail - 5.4%
Canadian Pacific Railway, Ltd.	33,756	$4,097,303
Genesee & Wyoming, Inc., Class A (I)(L)	10,752	912,200
Kansas City Southern	27,463	2,909,979
		7,919,482
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (I)(L)	26,328	1,314,030
		25,379,416
Information Technology - 16.5%
Communications Equipment - 0.4%
Palo Alto Networks, Inc. (I)	14,108	594,793
Computers & Peripherals - 1.6%
NetApp, Inc.	61,706	2,331,253
Electronic Equipment, Instruments & Components - 2.2%
FLIR Systems, Inc.	59,838	1,613,831
Trimble Navigation, Ltd. (I)	65,280	1,697,933
		3,311,764
Internet Software & Services - 2.0%
LinkedIn Corp., Class A (I)	14,959	2,667,190
Xoom Corp. (I)(L)	9,848	225,716
		2,892,906
IT Services - 2.6%
Alliance Data Systems Corp. (I)(L)	18,497	3,348,512
Cognizant Technology
Solutions Corp., Class A (I)	9,095	569,438
		3,917,950
Semiconductors & Semiconductor Equipment - 3.4%
ARM Holdings PLC	69,242	837,814
Cree, Inc. (I)(L)	16,678	1,065,057
NXP Semiconductor NV (I)	38,559	1,194,558
Xilinx, Inc.	48,478	1,920,214
		5,017,643
Software - 4.3%
CommVault Systems, Inc. (I)	20,752	1,574,869
Electronic Arts, Inc. (I)	42,333	972,389
NetSuite, Inc. (I)(L)	26,256	2,408,725
Splunk, Inc. (I)	29,160	1,351,858
		6,307,841
		24,374,150
Materials - 5.3%
Chemicals - 4.2%
Cytec Industries, Inc.	12,272	898,924
FMC Corp.	31,659	1,933,099
The Sherwin-Williams Company	14,913	2,633,636
Westlake Chemical Corp.	8,366	806,566
		6,272,225
Construction Materials - 1.1%
Martin Marietta Materials, Inc.	8,599	846,314
Texas Industries, Inc. (I)(L)	11,133	725,204
		1,571,518
Paper & Forest Products - 0.0%
Boise Cascade Company (I)	622	15,805
		7,859,548
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 0.9%
tw telecom, Inc. (I)	44,195	1,243,647

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 1.9%
SBA Communications Corp., Class A (I)(L)	38,290	$2,838,055
		4,081,702
TOTAL COMMON STOCKS (Cost $114,879,354)	$144,920,034

SECURITIES LENDING COLLATERAL - 13.8%
Securities Lending Collateral - 13.8%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,034,894	20,363,391
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,365,119)	$20,363,391

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,113,547	1,113,547
TOTAL SHORT-TERM INVESTMENTS (Cost $1,113,547)	$1,113,547
Total Investments (Heritage Trust)
(Cost $136,358,020) - 113.0%	$166,396,972
Other assets and liabilities, net - (13.0%)		(19,135,165)
TOTAL NET ASSETS - 100.0%		$147,261,807

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.4%
Australia - 5.3%
Arrium, Ltd.	1,316,510	$928,028
BGP Holdings PLC (I)	2,126,418	3
BlueScope Steel, Ltd. (I)	436,618	1,851,153
Caltex Australia, Ltd.	8,399	137,962
Commonwealth Bank of Australia	32,168	2,021,964
CSL, Ltd.	79,539	4,479,458
David Jones, Ltd.	37,934	87,723
Goodman Fielder, Ltd. (I)	1,215,819	815,115
Goodman Group	257,043	1,139,222
GPT Group	248,076	868,232
Insurance Australia Group, Ltd.	82,325	406,679
Investa Office Fund	309,126	817,801
JB Hi-Fi, Ltd. (L)	71,928	1,100,702
Macquarie Group, Ltd.	43,283	1,641,552
Mirvac Group	747,299	1,088,656
Myer Holdings, Ltd.	161,261	349,040
Pacific Brands, Ltd.	424,353	271,674
Qantas Airways, Ltd. (I)	363,656	445,486
QBE Insurance Group, Ltd.	408,406	5,636,501
Stockland	649,159	2,055,848
Tabcorp Holdings, Ltd.	292,596	812,053
Tatts Group, Ltd.	132,280	382,334
Telstra Corp., Ltd.	797,358	3,471,321
Westpac Banking Corp.	314,648	8,237,289
		39,045,796
Austria - 0.7%
AMS AG	2,184	161,236
Andritz AG	13,916	713,014
Erste Group Bank AG	4,792	127,589
OMV AG	54,994	2,473,979

International Core Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Raiffeisen Bank International AG	11,719	$341,461
Voestalpine AG	35,050	1,233,855
		5,051,134
Belgium - 1.2%
Ageas	67,290	2,351,718
Anheuser-Busch InBev NV	43,377	3,848,198
Belgacom SA	49,950	1,116,224
Delhaize Group SA	22,666	1,393,214
KBC Groep NV	13,515	499,883
		9,209,237
Canada - 1.9%
Alimentation Couche Tard, Inc.	10,600	628,925
Bombardier, Inc.	134,600	598,962
Canadian Oil Sands, Ltd.	20,100	372,109
Canadian Pacific Railway, Ltd.	7,500	909,456
Canadian Tire Corp., Ltd.	5,100	383,967
EnCana Corp. (L)	41,200	696,917
First Quantum Minerals, Ltd.	81,600	1,210,383
Husky Energy, Inc.	42,900	1,142,967
Magna International, Inc.	10,100	718,918
Methanex Corp. (L)	12,500	535,443
Metro, Inc.	18,800	1,259,888
Research In Motion, Ltd. (I)(L)	216,300	2,278,791
Royal Bank of Canada	24,300	1,415,902
Sherritt International Corp.	53,400	198,022
Sun Life Financial, Inc.	59,100	1,750,466
		14,101,116
China - 0.1%
AAC Technologies Holdings, Inc.	89,500	501,148
China Minzhong Food Corp., Ltd. (I)(L)	278,000	227,478
Yangzijiang Shipbuilding Holdings, Ltd.	538,000	352,276
		1,080,902
Denmark - 0.1%
Coloplast A/S	9,001	503,789
GN Store Nord A/S	15,249	287,896
		791,685
Finland - 0.8%
Kone OYJ	5,373	425,926
Neste Oil OYJ	44,159	642,814
Nokia OYJ (I)(L)	1,153,953	4,298,294
Sampo OYJ	10,793	418,856
Tieto OYJ	5,276	100,379
Wartsila OYJ Abp	1,847	80,016
		5,966,285
France - 11.4%
Air France KLM (I)	216,472	1,930,401
AXA SA	143,913	2,827,660
BNP Paribas SA	85,909	4,693,787
Bouygues SA	34,083	867,571
Carrefour SA	20,883	570,533
Cie Generale des Etablissements Michelin	15,117	1,344,917
European Aeronautic Defence &
Space Company NV	30,181	1,604,877
France Telecom SA	223,406	2,103,842
GDF Suez	135,156	2,635,313
L’Oreal SA	6,613	1,081,238
Lafarge SA	11,422	698,641
Lagardere SCA	38,090	1,061,008
Peugeot SA (I)(L)	297,499	2,449,289

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
Publicis Groupe SA	2,085	$147,848
Rallye SA	7,602	273,445
Renault SA	87,104	5,818,786
Safran SA	3,019	157,239
Sanofi	173,987	17,930,589
Societe Generale SA	140,737	4,792,189
Total SA (L)	579,044	28,236,743
Vivendi SA	178,186	3,358,051
		84,583,967
Germany - 6.2%
Adidas AG	3,342	361,214
Allianz SE	27,158	3,966,163
Aurubis AG	24,431	1,310,094
Bayer AG	70,364	7,501,274
Deutsche Bank AG	25,595	1,070,725
Deutsche Lufthansa AG (I)	98,395	1,992,177
Deutsche Post AG	62,719	1,558,620
Duerr AG	24,936	1,501,702
E.ON AG	742,672	12,186,083
Leoni AG	29,345	1,459,634
Merck KGaA	1,296	197,108
Muenchener Rueckversicherungs AG	19,999	3,672,330
RWE AG	120,192	3,835,108
Salzgitter AG	21,229	697,312
SAP AG	39,004	2,856,103
Suedzucker AG	42,817	1,325,341
		45,490,988
Greece - 0.3%
OPAP SA	166,051	1,390,526
Public Power Corp. SA (I)	99,177	890,184
		2,280,710
Hong Kong - 1.3%
AIA Group, Ltd.	74,400	312,671
Cheung Kong Holdings, Ltd.	94,000	1,270,389
Esprit Holdings, Ltd.	758,415	1,123,930
Galaxy Entertainment Group, Ltd. (I)	318,000	1,534,592
Hong Kong & China Gas Company, Ltd.	541	1,318
Melco International Development, Ltd.	51	96
Noble Group, Ltd.	763,000	583,858
Pacific Basin Shipping, Ltd.	757,000	427,197
Sun Hung Kai Properties, Ltd.	94,000	1,208,564
Swire Pacific, Ltd.	100,000	1,197,641
The Link REIT	72,500	354,393
Wharf Holdings, Ltd.	89,000	741,001
Xinyi Glass Holdings Company, Ltd.	60,000	46,252
Yue Yuen Industrial Holdings, Ltd.	184,782	475,977
		9,277,879
Ireland - 0.3%
C&C Group PLC	92,317	500,541
Kerry Group PLC	2,307	127,365
Paddy Power PLC	14,157	1,214,753
		1,842,659
Israel - 0.1%
Africa Israel Investments, Ltd. (I)	52,914	115,132
Partner Communications Company, Ltd.	24,210	152,917
Teva Pharmaceutical Industries, Ltd.	5,547	217,432
		485,481
Italy - 4.8%
A2A SpA	501,596	372,720

International Core Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Ansaldo STS SpA	5,844	$56,501
Azimut Holding SpA	40,487	733,515
Enel SpA (L)	3,190,755	10,002,292
Eni SpA	441,672	9,073,978
EXOR SpA	9,388	277,636
Fiat SpA (I)(L)	368,610	2,554,685
Finmeccanica SpA (I)	470,808	2,345,261
Gtech SpA	6,328	158,394
Intesa Sanpaolo SpA	1,184,296	1,895,018
Mediaset SpA (I)	232,493	876,105
Mediolanum SpA	170,122	1,052,798
Recordati SpA	39,684	440,219
Telecom Italia RSP	2,456,574	1,357,448
Telecom Italia SpA	3,798,371	2,638,187
UniCredit SpA	272,658	1,274,996
		35,109,753
Japan - 24.2%
ABC-MART, Inc.	5,200	202,915
Accordia Golf Company, Ltd.	781	821,310
Advance Residence Investment Corp.	274	593,821
Aeon Company, Ltd.	181,700	2,385,520
Anritsu Corp.	98,500	1,167,097
Arnest One Corp.	2,100	41,334
Astellas Pharma, Inc.	92,026	5,011,474
Avex Group Holdings, Inc.	3,700	116,587
Bridgestone Corp.	26,100	889,623
Credit Saison Company, Ltd.	45,600	1,144,543
Daikyo, Inc.	435,000	1,302,869
Daito Trust Construction Company, Ltd.	54,100	5,100,595
Daiwa House Industry Company, Ltd.	19,000	354,645
Daiwa Securities Group, Inc.	175,000	1,470,111
Daiwabo Holdings Company, Ltd.	94,000	145,502
Dena Company, Ltd. (L)	80,200	1,564,612
DIC Corp.	258,000	645,226
Fast Retailing Company, Ltd.	1,000	337,323
Fuji Electric Company, Ltd.	223,000	787,055
Fuji Heavy Industries, Ltd.	168,884	4,164,307
Fuji Oil Company, Ltd.	14,300	247,986
GMO Internet, Inc.	7,400	70,892
Gunze, Ltd.	92,000	222,639
Hanwa Company, Ltd.	88,000	334,536
Haseko Corp. (I)	1,391,500	1,697,889
Hikari Tsushin, Inc.	17,300	936,766
Hino Motors, Ltd.	29,000	425,820
Inpex Corp.	247	1,032,602
ITOCHU Corp.	428,300	4,945,278
J Trust Company, Ltd. (L)	18,100	333,163
JFE Holdings, Inc.	114,700	2,518,097
Juki Corp. (I)(L)	113,000	165,231
JX Holdings, Inc.	1,050,900	5,097,172
K’s Holding Corp.	56,200	1,785,065
Kakaku.com, Inc.	38,700	1,180,479
Kao Corp.	49,550	1,686,257
Kawasaki Kisen Kaisha, Ltd.	1,086,000	2,212,231
KDDI Corp.	159,090	8,277,660
Kinugawa Rubber Industrial Company, Ltd.	70,000	401,137
Kobe Steel, Ltd. (I)	444,000	550,716
Kohnan Shoji Company, Ltd.	29,700	337,510
Kubota Corp.	67,000	972,690
Kurimoto, Ltd.	64,000	162,630
Lawson, Inc.	18,700	1,427,365
Leopalace21 Corp. (I)	251,200	1,076,651
Marubeni Corp.	420,176	2,809,178

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mazda Motor Corp. (I)	902,512	$3,558,794
Medipal Holdings Corp.	59,900	811,765
MEIJI Holdings Company, Ltd.	9,000	432,426
Misawa Homes Company, Ltd.	3,500	65,045
Mitsubishi Chemical Holdings Corp.	408,500	1,919,600
Mitsubishi Corp.	304,205	5,211,727
Mitsubishi Estate Company, Ltd.	70,000	1,864,302
Mitsubishi Heavy Industries, Ltd.	163,000	905,671
Mitsui & Company, Ltd.	218,600	2,746,578
Mitsui Engineering &
Shipbuilding Company, Ltd.	354,000	517,632
Mitsui Fudosan Company, Ltd.	45,000	1,323,758
Mitsui Mining & Smelting Company, Ltd.	337,000	717,036
Mitsui O.S.K. Lines, Ltd. (I)	565,000	2,204,934
Mizuho Financial Group, Inc.	1,754,600	3,651,955
Murata Manufacturing Company, Ltd.	6,400	487,248
Namco Bandai Holdings, Inc.	63,300	1,029,295
NEC Corp.	163,000	356,677
Nintendo Company, Ltd.	15,000	1,769,680
Nippon Light Metal Holdings Company, Ltd.	529,000	640,135
Nippon Paper Industries Company, Ltd. (L)	78,500	1,111,116
Nippon Steel Corp.	560,000	1,513,432
Nippon Telegraph & Telephone Corp.	106,000	5,532,318
Nippon Yusen KK	668,000	1,771,594
Nipro Corp. (L)	84,200	939,112
Nitori Holdings Company, Ltd.	20,450	1,650,699
Nitto Denko Corp.	17,800	1,145,178
Nomura Holdings, Inc.	285,400	2,114,901
North Pacific Bank Ltd.	82,500	303,647
NTT DOCOMO, Inc.	1,800	2,796,921
Obayashi Corp.	217,000	1,126,920
Orient Corp. (I)	205,000	492,024
Pigeon Corp.	1,300	103,752
Point, Inc.	24,660	1,169,664
Resona Holdings, Inc.	1,158,500	5,642,517
Ricoh Company, Ltd.	143,000	1,701,659
Round One Corp.	115,800	702,934
Ryohin Keikaku Company, Ltd.	20,800	1,707,250
Sankyo Company, Ltd.	33,900	1,601,461
Seven Bank, Ltd.	86,900	315,463
Ship Healthcare Holdings, Inc.	3,300	121,453
SHO-BOND Holdings Company, Ltd.	4,200	165,379
Softbank Corp.	62,900	3,672,634
Sojitz Corp.	854,200	1,421,295
Sumitomo Corp.	387,400	4,832,285
Sumitomo Light Metal Industries, Ltd.	400,000	367,047
Sumitomo Mitsui Company, Ltd. (I)(L)	275,600	211,214
Sumitomo Mitsui Financial Group, Inc.	64,800	2,973,258
Sumitomo Mitsui Trust Holdings, Inc.	231,000	1,078,544
Sumitomo Realty &
Development Company, Ltd.	35,000	1,395,921
Taisei Corp.	406,000	1,469,724
Takeda Pharmaceutical Company, Ltd.	146,111	6,612,306
The Daiei, Inc. (I)	24,350	70,580
Tokyo Electric Power Company, Inc. (I)	222,200	1,147,790
Tokyu Land Corp.	49,000	449,668
TonenGeneral Sekiyu KK (L)	69,867	677,015
Toshiba Corp.	184,000	885,084
Tosoh Corp.	178,000	617,494
Toyobo Company, Ltd.	103,000	156,836
Toyota Motor Corp.	137,300	8,290,351
Toyota Tsusho Corp.	136,700	3,524,784
Unitika, Ltd. (I)	500,000	252,093

International Core Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
UNY Company, Ltd.	157,400	$1,060,226
Wacom Company, Ltd.	111,200	1,226,408
Yahoo Japan Corp.	557	275,238
Yamada Denki Company, Ltd. (L)	86,260	3,500,958
		179,266,514
Macau - 0.1%
Sands China, Ltd.	144,400	678,151
Netherlands - 4.4%
Aegon NV (L)	369,841	2,469,035
CSM NV (L)	36,292	734,138
Delta Lloyd NV	27,948	556,785
Heineken NV	5,038	320,278
ING Groep NV (I)	124,383	1,136,574
Koninklijke BAM Groep NV	193,248	914,546
Koninklijke Philips Electronics NV	39,235	1,068,702
Koninklijke Vopak NV	5,994	353,414
PostNL NV (I)	64,179	178,660
Royal Dutch Shell PLC, B Shares	259,391	8,578,261
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	473,664	15,115,184
SNS REAAL NV (I)	69,081	0
Wereldhave NV	11,973	777,209
		32,202,786
New Zealand - 0.5%
Chorus, Ltd.	250,753	463,071
Fletcher Building, Ltd.	190,036	1,239,459
Telecom Corp. of New Zealand, Ltd.	1,329,383	2,311,281
		4,013,811
Norway - 0.3%
Aker Solutions ASA	41,987	570,113
DNB ASA	8,657	125,065
Statoil ASA	14,996	309,150
TGS-NOPEC Geophysical Company ASA	43,013	1,247,277
Vard Holdings, Ltd.	196,000	167,476
		2,419,081
Portugal - 0.4%
EDP - Energias de Portugal SA	750,928	2,420,489
Portugal Telecom SGPS SA (L)	73,566	286,081
		2,706,570
Singapore - 1.1%
Ezion Holdings, Ltd.	311,000	516,601
Ezra Holdings, Ltd. (I)(L)	587,000	429,983
Golden Agri-Resources, Ltd.	6,482,000	2,847,513
Singapore Telecommunications, Ltd.	1,561,210	4,623,394
		8,417,491
Spain - 7.3%
Abengoa SA, B Shares (L)	35,802	72,194
ACS Actividades de Construccion
y Servicios SA	18,523	488,376
Amadeus IT Holding SA, A Shares	26,329	841,062
Banco Bilbao Vizcaya Argentaria SA	746,231	6,214,016
Banco Santander SA	2,373,668	15,027,461
Distribuidora Internacional de Alimentacion SA	176,679	1,330,172
Enagas SA	17,579	434,233
Ferrovial SA	38,797	619,825
Fomento de Construcciones y Contratas SA (L)	22,920	212,713
Gas Natural SDG SA (L)	215,955	4,336,116
Grifols SA	64,318	2,360,099
Iberdrola SA	936,051	4,912,784

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Inditex SA	8,179	$1,008,900
Repsol SA	167,962	3,540,832
Telefonica SA (I)	996,035	12,816,107
		54,214,890
Sweden - 0.9%
Boliden AB	69,558	861,243
Investor AB, B Shares	66,671	1,783,962
NCC AB, B Shares	30,358	688,427
Skandinaviska Enskilda Banken AB, Series A	61,345	583,635
Svenska Cellulosa AB, B Shares	7,377	184,698
Svenska Handelsbanken AB, Class A	21,859	874,032
Swedbank AB, Class A	76,382	1,743,250
		6,719,247
Switzerland - 2.3%
ABB, Ltd.	38,108	822,707
Cie Financiere Richemont SA	5,773	506,417
Credit Suisse Group AG	61,560	1,632,121
Novartis AG	126,628	8,974,051
Roche Holdings AG	11,232	2,783,114
Swiss Life Holding (I)	1,644	265,995
Swiss Re AG (I)	16,448	1,218,410
The Swatch Group AG	1,659	908,979
		17,111,794
United Kingdom - 19.4%
Aberdeen Asset Management PLC	210,740	1,219,958
Admiral Group PLC	14,946	302,362
Ashtead Group PLC	29,095	285,218
Associated British Foods PLC	4,231	112,002
AstraZeneca PLC	386,327	18,274,794
Aviva PLC	227,251	1,167,189
Babcock International Group PLC	32,537	547,823
BAE Systems PLC	1,089,073	6,365,378
Barclays PLC	2,534,182	10,863,399
BBA Aviation PLC	12,288	52,499
BG Group PLC	82,373	1,405,859
BHP Billiton PLC	115,059	2,955,229
BP PLC	2,894,809	20,081,794
BT Group PLC	69,236	323,999
Bunzl PLC	48,482	946,279
Darty PLC	208,997	185,226
Diageo PLC	208,756	5,987,797
Dixons Retail PLC (I)	2,165,141	1,351,996
Drax Group PLC	150,715	1,334,846
easyJet PLC	47,580	942,349
FirstGroup PLC	279,220	408,015
GlaxoSmithKline PLC	123,144	3,080,672
Halfords Group PLC	10,643	51,628
Hargreaves Lansdown PLC	11,795	158,640
Home Retail Group PLC	748,560	1,530,434
HSBC Holdings PLC	211,224	2,188,932
Imperial Tobacco Group PLC	33,278	1,156,250
InterContinental Hotels Group PLC	29,093	800,655
ITV PLC	605,380	1,294,166
Lancashire Holdings, Ltd.	38,137	460,008
Lloyds Banking Group PLC (I)	6,886,571	6,639,067
Micro Focus International PLC	5,069	54,590
Mondi PLC	7,190	89,095
Next PLC	67,583	4,674,126
Persimmon PLC (I)	19,519	352,128
Playtech, Ltd.	73,371	670,385
Premier Foods PLC (I)	113,626	103,074

International Core Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	208,500	$3,427,665
Reckitt Benckiser Group PLC	17,385	1,232,421
Reed Elsevier PLC	56,479	643,578
Rio Tinto PLC	272,197	11,156,415
Rolls-Royce Holdings PLC (I)	189,987	3,287,227
Royal Bank of Scotland Group PLC (I)	256,440	1,070,918
Spectris PLC	34,844	1,009,472
SSE PLC	45,608	1,052,928
Standard Life PLC	96,130	502,593
Telecity Group PLC	22,519	348,042
Tesco PLC	288,027	1,447,397
Thomas Cook Group PLC (I)	744,907	1,453,994
Trinity Mirror PLC (I)	12,106	20,381
Tullett Prebon PLC	29,571	143,001
Vodafone Group PLC	4,448,767	12,766,702
WH Smith PLC	43,792	476,798
Whitbread PLC	10,971	511,612
William Hill PLC	324,894	2,186,103
WPP PLC	122,332	2,089,990
		143,245,098
TOTAL COMMON STOCKS (Cost $699,239,036)		$705,313,025

PREFERRED SECURITIES - 0.9%
Germany - 0.9%
Henkel AG & Company KgaA	29,865	2,802,419
Porsche Automobil Holding SE	52,387	4,047,528
		6,849,947
TOTAL PREFERRED SECURITIES (Cost $5,219,827)		$6,849,947

RIGHTS - 0.0%
J Trust Company, Ltd. (Expiration Date:
07/30/2013; Strike Price: JPY 1,800) (I)	14,100	7,108
Repsol SA (Expiration Date: 07/10/2013) (I)	167,962	93,573
TOTAL RIGHTS (Cost $99,240)		$100,681

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,498,019	24,997,927
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,998,556)		$24,997,927

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	19,883,950	19,883,950
TOTAL SHORT-TERM INVESTMENTS (Cost $19,883,950)		$19,883,950
Total Investments (International Core Trust)
(Cost $749,440,609) - 102.4%		$757,145,530
Other assets and liabilities, net - (2.4%)		(17,730,540)
TOTAL NET ASSETS - 100.0%		$739,414,990

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B
	Shares or Principal Amount	Value

COMMON STOCKS - 95.6%
Australia - 5.5%
AGL Energy, Ltd.	21,620	$285,217
ALS, Ltd. (L)	13,553	117,715
Alumina, Ltd. (I)	97,775	87,103
Amcor, Ltd.	44,390	410,074
AMP, Ltd.	115,775	447,288
APA Group, Ltd.	22,076	120,462
Asciano, Ltd.	34,768	158,744
ASX, Ltd.	6,730	202,677
Aurizon Holdings, Ltd.	67,567	255,810
Australia & New Zealand Banking Group, Ltd.	102,615	2,663,445
Bendigo and Adelaide Bank, Ltd.	15,910	145,823
BHP Billiton, Ltd.	121,345	3,496,581
Boral, Ltd.	29,853	114,136
Brambles, Ltd.	58,198	495,291
Caltex Australia, Ltd.	5,216	85,678
CFS Retail Property Trust Group	66,708	121,515
Coca-Cola Amatil, Ltd.	23,159	268,180
Cochlear, Ltd.	2,020	113,357
Commonwealth Bank of Australia	60,366	3,794,388
Computershare, Ltd.	16,288	152,002
Crown, Ltd.	14,609	160,391
CSL, Ltd.	18,709	1,053,649
Dart Energy, Ltd. (I)	8,396	637
Dexus Property Group	183,993	178,882
DuluxGroup, Ltd.	223	857
Echo Entertainment Group, Ltd.	32,309	90,222
Federation Centres	48,148	104,036
Fortescue Metals Group, Ltd.	47,394	130,014
Goodman Group	48,935	216,881
GPT Group	50,956	178,339
Harvey Norman Holding, Ltd. (L)	15,159	35,105
Iluka Resources, Ltd.	17,126	154,621
Incitec Pivot, Ltd.	62,851	163,616
Insurance Australia Group, Ltd.	78,599	388,273
Leighton Holdings, Ltd.	5,921	82,856
Lend Lease Corp.	23,010	174,626
Macquarie Group, Ltd.	11,737	445,138
Metcash, Ltd.	24,516	78,641
Mirvac Group	122,602	178,605
National Australia Bank, Ltd.	86,233	2,323,063
Newcrest Mining, Ltd.	29,796	267,612
Nufarm, Ltd.	562	2,392
Orica, Ltd.	14,345	269,661
Origin Energy, Ltd.	44,234	506,197
Qantas Airways, Ltd. (I)	44,750	54,820
QBE Insurance Group, Ltd.	42,567	587,477
Ramsay Health Care, Ltd.	2,825	92,316
Rio Tinto, Ltd.	16,218	770,314
Santos, Ltd.	36,416	416,038
Seek, Ltd.	11,910	98,230
Sonic Healthcare, Ltd.	13,653	184,927
SP AusNet	78,162	83,624
Stockland	91,343	289,278
Suncorp Group, Ltd.	47,625	515,682
Sydney Airport	14,230	43,926
Tabcorp Holdings, Ltd.	31,267	86,776
Tatts Group, Ltd.	52,105	150,601
Telstra Corp., Ltd.	167,265	728,193
Toll Holdings, Ltd.	25,442	123,156
Transurban Group	52,110	321,448
Treasury Wine Estates, Ltd.	24,135	128,122
Wesfarmers, Ltd.	32,136	1,159,077
Wesfarmers, Ltd., Price Protected Shares	5,492	202,448

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Westfield Group	83,468	$870,693
Westfield Retail Trust	102,811	290,199
Westpac Banking Corp.	115,557	3,025,210
Whitehaven Coal, Ltd. (L)	9,666	20,333
Woodside Petroleum, Ltd.	24,611	783,303
Woolworths, Ltd.	47,697	1,425,721
WorleyParsons, Ltd.	7,028	124,268
		33,295,980
Austria - 0.2%
Andritz AG	2,752	141,004
Erste Group Bank AG	7,913	210,687
Immoeast AG (I)	16,437	0
IMMOFINANZ AG (I)	24,655	92,066
OMV AG	5,543	249,359
Raiffeisen Bank International AG (L)	1,484	43,240
Telekom Austria AG	11,560	72,921
Verbund AG, Class A (L)	2,521	47,685
Vienna Insurance Group AG	1,321	61,167
Voestalpine AG	4,357	153,378
		1,071,507
Belgium - 0.8%
Ageas	7,799	272,567
Ageas, VVPR (I)	2,085	3
Anheuser-Busch InBev NV	30,461	2,702,353
Anheuser-Busch InBev NV, VVPR (I)	6,160	8
Belgacom SA	5,996	133,992
Colruyt SA	2,769	145,567
Delhaize Group SA	3,906	240,091
Groupe Bruxelles Lambert SA	3,135	236,733
KBC Groep NV	9,550	353,228
Solvay SA	2,305	301,542
Telenet Group Holding NV	2,144	98,163
UCB SA	3,593	193,464
Umicore SA	4,660	193,578
		4,871,289
Brazil - 1.2%
All America Latina Logistica SA	18,200	77,079
Anhanguera Educacional Participacoes SA	15,000	87,794
Arteris SA	5,400	48,208
Banco Bradesco SA	23,540	323,242
Banco do Brasil SA	21,413	212,177
Banco Santander Brasil SA	28,594	173,767
BM&F Bovespa SA	65,076	357,264
BR Malls Participacoes SA	15,410	137,777
BR Properties SA	7,500	63,695
Braskem SA, ADR (I)(L)	1,584	23,570
BRF - Brasil Foods SA	23,920	516,917
CCR SA	32,600	259,473
Centrais Eletricas Brasileiras SA	6,700	13,902
Centrais Eletricas Brasileiras SA, B
Shares, ADR (L)	1,429	5,673
Centrais Eletricas Brasileiras SA, Ordinary
Shares, ADR	2,381	5,048
CETIP SA - Mercados Organizados	8,205	83,471
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	628	28,549
Cia de Bebidas das Americas	5,207	191,702
Cia de Saneamento Basico do Estado de
Sao Paulo	12,870	132,890
Cia de Saneamento de Minas Gerais	2,500	40,536
Cia Hering	5,400	76,256

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Cia Siderurgica Nacional SA	16,100	$43,436
Cielo SA	13,050	327,047
Companhia Siderurgica Nacional SA, ADR (L)	11,800	32,686
Cosan SA Industria e Comercio	4,911	94,639
CPFL Energia SA	9,500	86,896
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	11,600	79,747
Duratex SA	11,330	64,689
EcoRodovias Infraestrutura e Logistica SA	7,200	50,370
EDP - Energias do Brasil SA	8,700	43,591
Embraer SA	10,800	98,835
Embraer SA, ADR	2,626	96,873
Fibria Celulose SA (I)	3,172	35,184
Fibria Celulose SA, ADR (I)(L)	6,862	76,100
Hypermarcas SA	13,608	88,307
Itausa - Investimentos Itau SA (I)	2,772	10,137
JBS SA	15,473	44,449
Localiza Rent a Car SA	5,576	78,891
Lojas Renner SA	4,700	134,617
MPX Energia SA (I)	7,100	23,992
MRV Engenharia e Participacoes SA	13,201	38,928
Multiplan Empreendimentos Imobiliarios SA	3,152	73,568
Multiplus SA	2,200	32,507
Natura Cosmeticos SA	6,500	142,156
Odontoprev SA	11,500	47,415
OGX Petroleo e Gas Participacoes SA (I)	50,700	17,950
Oi SA, ADR (L)	11,580	20,844
Oi SA, ADR, Series C	1,146	2,246
Petroleo Brasileiro SA	107,029	711,336
Porto Seguro SA	4,419	47,847
Raia Drogasil SA	8,100	78,483
Souza Cruz SA	14,400	177,794
Sul America SA	6,310	37,274
Telefonica Brasil SA, ADR	6,017	137,308
Tim Participacoes SA	32,920	120,535
Totvs SA	4,500	70,081
Tractebel Energia SA	6,400	99,499
Ultrapar Participacoes SA	12,100	289,302
Usinas Siderurgicas de Minas Gerais SA (I)	4,400	15,144
Usinas Siderurgicas de Minas
Gerais SA, ADR (I)	800	2,744
Vale SA	47,000	612,947
WEG SA	8,100	102,260
		7,247,644
Canada - 7.0%
Agnico-Eagle Mines, Ltd.	6,800	187,506
Agrium, Inc. (L)	5,500	476,838
Alimentation Couche Tard, Inc.	5,600	332,262
AltaGas, Ltd.	4,300	150,706
ARC Resources, Ltd. (L)	11,900	311,502
ATCO, Ltd.	2,800	115,520
Athabasca Oil Corp. (I)	14,200	87,898
Bank of Montreal (L)	24,600	1,426,833
Bank of Nova Scotia (L)	43,800	2,341,386
Barrick Gold Corp.	38,540	608,314
Baytex Energy Corp. (L)	4,700	169,373
BCE, Inc. (L)	10,311	422,754
Bell Aliant, Inc. (L)	3,600	96,735
Bombardier, Inc.	65,200	290,136
Bonavista Energy Corp.	8,000	103,832
Brookfield Asset Management, Inc. (L)	21,799	783,495
CAE, Inc.	11,300	117,223
Cameco Corp. (L)	16,400	338,541

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Canadian Imperial Bank of Commerce (L)	15,700	$1,114,242
Canadian National Railway Company	16,600	1,616,278
Canadian Natural Resources, Ltd.	40,760	1,149,124
Canadian Oil Sands, Ltd.	19,100	353,596
Canadian Pacific Railway, Ltd.	6,600	800,321
Canadian Tire Corp., Ltd. (L)	3,000	225,863
Canadian Utilities, Ltd.	4,800	168,459
Cenovus Energy, Inc.	29,000	827,232
CGI Group, Inc., Class A (I)	9,200	269,430
CI Financial Corp. (L)	6,700	192,839
Crescent Point Energy Corp. (L)	13,800	468,048
Dollarama, Inc.	2,600	181,978
Eldorado Gold Corp.	25,100	155,368
Empire Company, Ltd.	1,000	76,467
Enbridge, Inc. (L)	28,700	1,206,453
EnCana Corp.	28,600	483,782
Enerplus Corp. (L)	7,700	113,776
Finning International, Inc.	7,200	148,217
First Quantum Minerals, Ltd.	20,554	304,880
Fortis, Inc. (L)	6,900	211,192
Franco-Nevada Corp.	5,900	211,215
George Weston, Ltd.	2,100	167,189
Gildan Activewear, Inc. (L)	5,000	202,767
Goldcorp, Inc.	30,884	767,034
Great-West Lifeco, Inc. (L)	11,700	317,392
H&R Real Estate Investment Trust	4,300	90,113
Husky Energy, Inc. (L)	13,800	367,668
IGM Financial, Inc. (L)	4,900	210,080
Imperial Oil, Ltd.	11,330	432,537
Industrial Alliance Insurance and
Financial Services, Inc.	4,700	185,909
Intact Financial Corp.	5,000	281,687
Keyera Corp.	2,900	155,961
Kinross Gold Corp.	43,729	224,113
Loblaw Companies, Ltd. (L)	4,900	221,541
Magna International, Inc. (L)	8,800	626,384
Manulife Financial Corp. (L)(O)	68,300	1,092,982
MEG Energy Corp. (I)	6,100	167,218
Metro, Inc.	3,800	254,658
National Bank of Canada	5,900	420,972
New Gold, Inc (I)	18,000	116,554
Onex Corp.	3,500	158,810
Open Text Corp. (L)	2,400	164,077
Pembina Pipeline Corp. (L)	11,700	357,998
Pengrowth Energy Trust (L)	17,100	84,061
Penn West Petroleum, Ltd. (L)	19,010	200,638
Peyto Exploration & Development Corp. (L)	5,200	150,309
Potash Corp. of Saskatchewan, Inc.	32,600	1,243,617
Power Corp. of Canada (L)	14,300	383,708
Power Financial Corp. (L)	10,400	302,398
Research In Motion, Ltd. (I)(L)	19,900	209,653
RioCan Real Estate Investment Trust	5,300	127,347
Rogers Communications, Inc., Class B (L)	14,100	552,363
Royal Bank of Canada (L)	54,200	3,158,102
Saputo, Inc.	5,300	243,607
Shaw Communications, Inc., Class B (L)	14,600	350,389
Shoppers Drug Mart Corp.	8,900	410,600
Silver Wheaton Corp.	13,900	272,396
SNC-Lavalin Group, Inc.	6,400	270,374
Spyglass Resources Corp.	968	1,749
Sun Life Financial, Inc. (L)	23,400	693,078
Suncor Energy, Inc.	58,887	1,735,758
Talisman Energy, Inc.	39,600	451,840

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Teck Resources, Ltd.	22,961	$490,571
TELUS Corp.	7,600	221,850
The Toronto-Dominion Bank (L)	34,650	2,783,004
Thomson Reuters Corp. (L)	14,777	482,216
Tim Hortons, Inc.	6,600	356,954
Tourmaline Oil Corp. (I)	4,900	196,289
TransAlta Corp. (L)	10,400	142,497
TransCanada Corp. (L)	27,200	1,171,072
Turquoise Hill Resources, Ltd. (I)	16,860	100,035
Vermilion Energy, Inc. (L)	4,000	195,531
Yamana Gold, Inc.	29,844	284,620
		42,889,884
Chile - 0.3%
Banco Santander Chile, ADR (L)	13,061	319,341
Cencosud SA	61,383	305,677
Cia Cervecerias Unidas SA, ADR (L)	6,197	177,296
Corpbanca SA, ADR (L)	2,999	51,283
Empresa Nacional de
Electricidad SA, ADR (L)	6,770	299,031
Enersis SA, ADR	26,429	432,378
Latam Airlines Group SA, ADR (L)	9,925	167,633
Sociedad Quimica y Minera de Chile SA, ADR	4,454	179,942
Vina Concha y Toro SA, ADR	2,105	82,011
		2,014,592
China - 2.9%
AAC Technologies Holdings, Inc.	27,342	153,099
Agile Property Holdings, Ltd.	68,589	73,411
Agricultural Bank of China, Ltd., H Shares	807,000	330,125
Air China, Ltd., H Shares	84,534	60,377
Aluminum Corp. of China, Ltd., H Shares (I)	185,220	59,421
Anhui Conch Cement Company, Ltd., H Shares	56,790	151,947
Anta Sports Products, Ltd.	17,000	14,857
Bank of China, Ltd., H Shares	2,759,563	1,126,497
Bank of Communications Company, Ltd.,
H Shares	337,527	215,362
BBMG Corp., H Shares	22,000	13,454
Beijing Capital International Airport
Company, Ltd., H Shares	134,789	88,051
Byd Company, Ltd., H Shares (I)	24,105	79,272
China BlueChemical, Ltd., H Shares	124,000	74,930
China Citic Bank Corp., Ltd., H Shares	310,800	142,268
China Coal Energy Company, Ltd., H Shares	179,000	92,892
China Communications Construction
Company, Ltd., H Shares	200,335	156,204
China Communications Services Corp., Ltd.,
H Shares	129,600	81,797
China Construction Bank Corp., H Shares	2,567,914	1,803,762
China COSCO Holdings Company, Ltd.,
H Shares (I)	115,631	50,644
China Dongxiang Group Company	164,500	26,302
China Gas Holdings, Ltd.	74,000	75,397
China Life Insurance Company, Ltd., H Shares	282,624	662,499
China Longyuan Power Group Corp., H Shares	99,000	101,983
China Merchants Bank Company, Ltd.,
H Shares	167,226	277,803
China Minsheng Banking Corp., Ltd., H Shares	210,900	204,155
China National Building Material
Company, Ltd., H Shares	116,000	103,263
China Oilfield Services, Ltd., H Shares	56,000	108,593
China Pacific Insurance Group Company, Ltd.,
H Shares	69,100	218,783
China Petroleum & Chemical Corp., H Shares	881,361	615,704

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China (continued)
China Railway Construction Corp., H Shares	113,000	$97,713
China Railway Group, Ltd., H Shares	179,000	82,259
China Shenhua Energy Company, Ltd.,
H Shares	127,500	320,406
China Shipping Container Lines Company, Ltd.,
H Shares (I)	145,123	37,550
China Telecom Corp., Ltd., H Shares	605,604	287,255
CITIC Securities Company, Ltd., H Shares	11,000	19,385
CNOOC, Ltd.	680,258	1,142,717
Country Garden Holdings Company, Ltd.	222,726	114,259
CSR Corp., Ltd., H Shares	91,000	53,105
Datang International Power Generation
Company, Ltd., H Shares	220,864	89,634
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	163,845
ENN Energy Holdings, Ltd.	38,000	202,110
Evergrande Real Estate Group, Ltd. (I)	232,959	85,930
Fosun International, Ltd.	122,500	89,491
Golden Eagle Retail Group, Ltd.	36,000	47,830
Great Wall Motor Company, Ltd., H Shares	24,000	101,739
Guangzhou Automobile Group Company, Ltd.,
H Shares	101,650	95,641
Guangzhou R&F Properties Company, Ltd.,
H Shares	43,600	62,241
Hengan International Group Company, Ltd.	25,000	270,211
Huaneng Power International, Inc., H Shares	149,436	147,596
Industrial & Commercial Bank of China, Ltd.,
H Shares	2,400,735	1,500,453
Jiangsu Expressway, Ltd., H Shares	81,145	83,771
Jiangxi Copper Company, Ltd., H Shares	54,075	91,007
Lenovo Group, Ltd.	257,436	232,459
Longfor Properties Company, Ltd.	53,600	79,284
Parkson Retail Group, Ltd.	79,000	32,902
PetroChina Company, Ltd., H Shares	802,261	872,135
PICC Property & Casualty Company, Ltd.,
H Shares	115,819	130,058
Ping An Insurance Group Company, H Shares	65,645	437,266
Renhe Commercial Holdings Company, Ltd. (I)	160,000	9,182
Semiconductor
Manufacturing International Corp. (I)	387,000	28,500
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	80,000	87,045
Shanghai Electric Group Company, Ltd.,
H Shares	144,864	48,392
Shui On Land, Ltd.	188,275	54,925
Sino-Ocean Land Holdings, Ltd.	167,242	89,668
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares (I)	179,934	59,868
Sinopharm Group Company, Ltd., H Shares	30,000	75,192
SOHO China, Ltd.	140,000	110,255
Sun Art Retail Group, Ltd.	86,000	123,855
Tencent Holdings, Ltd.	39,300	1,546,709
Tingyi Cayman Islands Holding Corp.	76,000	198,931
Tsingtao Brewery Company, Ltd., H Shares	12,000	85,832
Want Want China Holdings, Ltd.	243,000	341,296
Weichai Power Company, Ltd., H Shares	19,680	57,166
Wumart Stores, Inc., H Shares	14,000	25,514
Yangzijiang Shipbuilding Holdings, Ltd.	65,000	42,561
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	61,441
Zhejiang Expressway Company, Ltd., H Shares	103,718	84,334
Zijin Mining Group Company, Ltd.,
H Shares (L)	285,469	49,903

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China (continued)
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	33,000	$23,562
ZTE Corp., H Shares (I)	40,406	64,516
		17,401,751
Colombia - 0.3%
Bancolombia SA, ADR (L)	18,325	1,035,363
Ecopetrol SA, ADR (L)	8,500	357,510
Pacific Rubiales Energy Corp.	11,600	203,720
		1,596,593
Czech Republic - 0.1%
CEZ AS	6,817	163,389
Komercni Banka AS	688	127,609
Telefonica Czech Republic AS	2,389	32,861
		323,859
Denmark - 0.8%
A.P. Moeller Maersk A/S, Series A	24	161,656
A.P. Moeller Maersk A/S, Series B	49	350,505
Carlsberg A/S	4,179	373,002
Coloplast A/S	4,165	233,117
Danske Bank A/S (I)	26,933	458,512
DSV A/S, ADR	7,635	185,597
Novo Nordisk A/S, Class B	15,626	2,432,774
Novozymes A/S, B shares	8,960	286,611
TDC A/S	17,500	141,576
Tryg A/S	1,502	123,548
William Demant Holdings A/S (I)	1,000	82,684
		4,829,582
Egypt - 0.0%
Commercial International Bank	6,558	26,852
Egypt Kuwait Holding Company	707	495
EL EZZ Steel Company (I)	2,373	2,599
Orascom Construction Industries (I)	3,416	116,797
Orascom Telecom Holding SAE (I)	23,717	12,769
Telecom Egypt	4,467	7,319
		166,831
Finland - 0.5%
Elisa OYJ, Class A	6,060	118,342
Fortum OYJ	16,798	313,798
Kesko OYJ, B Shares	2,506	69,405
Kone OYJ	5,967	473,013
Metso OYJ	4,686	158,777
Neste Oil OYJ	4,388	63,875
Nokia OYJ (I)(L)	142,752	531,729
Nokian Renkaat OYJ	3,680	149,565
Orion OYJ	2,574	60,205
Pohjola Bank OYJ	3,924	57,720
Sampo OYJ	15,692	608,977
Stora Enso OYJ, Series R (L)	20,482	136,485
UPM-Kymmene OYJ (L)	19,972	194,790
Wartsila OYJ Abp	6,451	279,470
		3,216,151
France - 6.4%
Accor SA	5,625	197,562
Aeroports de Paris	1,056	102,692
Air Liquide SA	12,029	1,479,829
Alstom SA	8,387	274,395
ANF Immobilier	21	575
Arkema SA	2,236	204,161
AtoS (L)	1,997	148,217

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
AXA SA	66,650	$1,309,566
BNP Paribas SA	38,417	2,098,979
Bouygues SA	7,773	197,859
Bureau Veritas SA	8,832	228,716
Cap Gemini SA	5,485	266,662
Carrefour SA	23,583	644,298
Casino Guichard Perrachon SA	2,363	220,673
CCG (I)	6,098	134,857
Christian Dior SA	2,157	346,547
Cie de Saint-Gobain	15,249	613,804
Cie Generale des Etablissements Michelin (L)	6,997	622,503
CNP Assurances	6,491	92,847
Credit Agricole SA (I)	40,543	348,459
Danone SA	21,667	1,625,041
Dassault Systemes SA	2,387	291,999
Edenred	6,463	197,695
Electricite de France SA	9,364	217,281
Essilor International SA	7,727	821,625
Eurazeo (L)	1,289	68,995
European Aeronautic Defence &
Space Company NV	15,786	839,422
Eutelsat Communications	5,655	160,055
Fonciere Des Regions	1,089	81,651
France Telecom SA	71,498	673,306
GDF Suez	49,010	955,612
Gecina SA	1,027	113,090
Groupe Eurotunnel SA	20,725	157,287
Groupe Fnac (I)(L)	2,941	7,668
ICADE	923	76,218
Iliad SA	983	212,087
Imerys SA	1,144	70,099
JCDecaux SA	2,889	78,747
Kering	2,941	595,312
Klepierre	4,227	166,603
L’Oreal SA	9,174	1,499,966
Lafarge SA (L)	6,842	418,500
Lagardere SCA	4,134	115,154
Legrand SA	9,501	439,075
LVMH Moet Hennessy Louis Vuitton SA	9,714	1,564,307
Natixis	36,204	150,687
Pernod-Ricard SA (L)	7,992	885,819
Publicis Groupe SA	7,075	501,691
Remy Cointreau SA	868	92,064
Renault SA	7,469	498,950
Rexel SA	4,065	91,419
Safran SA	9,200	479,164
Sanofi	44,820	4,619,018
Schneider Electric SA	20,267	1,461,157
SCOR SE	6,688	204,235
Societe BIC SA	1,262	126,258
Societe Generale SA (L)	27,668	942,114
Sodexo	3,571	297,364
Suez Environnement Company	10,572	136,117
Technip SA	3,838	387,904
Thales SA	3,128	145,734
Total SA (L)	80,990	3,949,430
Unibail-Rodamco SE	3,559	825,232
Valeo SA	140	8,759
Vallourec SA (L)	3,686	186,518
Veolia Environnement SA	12,832	145,368
Vinci SA	17,921	894,050
Vivendi SA	44,204	833,058
Wendel SA	1,458	149,862

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
Zodiac Aerospace	1,290	$170,265
		39,162,233
Germany - 5.5%
Adidas AG	8,162	882,174
Allianz SE	17,367	2,536,282
Axel Springer AG	942	40,137
BASF SE	34,892	3,116,315
Bayer AG	31,410	3,348,517
Bayerische Motoren Werke AG	12,322	1,076,511
Beiersdorf AG	3,496	304,833
Brenntag AG	1,876	284,880
Celesio AG	2,960	64,303
Commerzbank AG (I)	26,570	231,566
Continental AG	4,045	538,970
Daimler AG	33,879	2,047,713
Deutsche Bank AG	34,661	1,449,986
Deutsche Boerse AG	7,628	502,161
Deutsche Lufthansa AG (I)	9,293	188,153
Deutsche Post AG	35,378	879,173
Deutsche Telekom AG	107,215	1,250,513
E.ON AG	68,822	1,129,261
Fraport AG Frankfurt Airport
Services Worldwide	1,295	78,268
Fresenius Medical Care AG & Company KGaA	7,543	534,402
Fresenius SE & Company KGaA	4,606	567,728
GEA Group AG	6,518	230,499
Hannover Rueckversicherung AG	2,242	161,129
HeidelbergCement AG	5,140	345,592
Henkel AG & Company, KGaA	4,755	372,679
Hochtief AG	1,016	66,194
Hugo Boss AG	784	86,174
Infineon Technologies AG	39,273	328,581
K&S AG	6,360	234,742
Kabel Deutschland Holding AG	2,945	323,372
Lanxess AG	2,990	179,725
Linde AG	6,915	1,287,603
MAN SE	2,251	245,783
Merck KGaA	2,354	358,019
Metro AG	4,547	143,754
Muenchener Rueckversicherungs AG	6,791	1,247,002
RWE AG	18,018	574,922
SAP AG	34,464	2,523,657
Siemens AG	29,424	2,973,079
Suedzucker AG	2,769	85,711
ThyssenKrupp AG (I)	13,959	274,212
United Internet AG	3,568	100,561
Volkswagen AG	1,068	208,094
		33,402,930
Greece - 0.0%
OPAP SA	8,113	67,939
Guernsey, Channel Islands - 0.0%
Resolution, Ltd.	56,076	242,062
Hong Kong - 2.9%
AIA Group, Ltd.	416,800	1,751,630
ASM Pacific Technology, Ltd.	6,500	71,504
Bank of East Asia, Ltd.	61,588	221,303
Beijing Enterprises Holdings, Ltd.	19,786	142,169
Belle International Holdings, Ltd.	185,860	255,503
BOC Hong Kong Holdings, Ltd.	143,328	437,734
Brilliance China Automotive Holdings, Ltd. (I)	94,000	104,557
Cathay Pacific Airways, Ltd.	31,782	55,488

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Cheung Kong Holdings, Ltd.	53,000	$716,283
Cheung Kong Infrastructure Holdings, Ltd.	18,772	125,305
China Agri-Industries Holdings, Ltd.	144,580	62,953
China Everbright, Ltd.	56,216	73,385
China Mengniu Dairy Company, Ltd.	44,502	158,865
China Merchants Holdings
International Company, Ltd.	54,671	169,788
China Mobile, Ltd.	227,030	2,365,334
China Overseas Land & Investment, Ltd.	178,882	461,989
China Resources Enterprises, Ltd.	49,145	153,623
China Resources Gas Group, Ltd.	18,000	45,719
China Resources Land, Ltd.	90,789	246,150
China Resources Power Holdings, Ltd.	67,867	162,078
China State Construction
International Holdings, Ltd.	42,000	65,215
China Taiping Insurance
Holdings Company, Ltd. (I)	50,000	76,824
China Unicom Hong Kong, Ltd.	165,982	218,932
Citic Pacific, Ltd.	43,967	46,795
CLP Holdings, Ltd.	73,400	592,629
COSCO Pacific, Ltd.	81,057	103,772
First Pacific Company, Ltd.	82,000	87,405
Franshion Properties China, Ltd.	74,000	24,668
Galaxy Entertainment Group, Ltd. (I)	84,000	405,364
GCL-Poly Energy Holdings, Ltd. (I)	161,000	34,534
Geely Automobile Holdings Company, Ltd.	75,000	32,287
GOME Electrical Appliances Holdings, Ltd. (I)	380,304	34,000
Guangdong Investment, Ltd.	99,220	86,073
Hang Lung Properties, Ltd.	88,326	306,650
Hang Seng Bank, Ltd.	29,619	436,180
Henderson Land Development Company, Ltd.	40,734	242,076
HKT Trust and HKT, Ltd.	107,825	101,742
Hong Kong & China Gas Company, Ltd.	221,809	540,535
Hong Kong Exchanges & Clearing, Ltd.	41,819	626,592
Hopewell Holdings, Ltd.	16,000	53,017
Hutchison Whampoa, Ltd.	81,800	854,889
Hysan Development Company, Ltd.	24,415	104,351
Kerry Properties, Ltd.	21,438	83,224
Kingboard Chemical Holdings, Ltd.	29,732	60,984
Kunlun Energy Company, Ltd.	118,000	208,211
Lee & Man Paper Manufacturing, Ltd.	36,000	21,412
Li & Fung, Ltd.	211,600	288,009
MGM China Holdings, Ltd.	35,912	95,865
MTR Corp., Ltd.	50,281	184,076
New World Development Company, Ltd.	127,237	174,955
Nine Dragons Paper Holdings, Ltd.	81,000	52,186
Noble Group, Ltd.	113,653	86,969
NWS Holdings, Ltd.	49,753	75,688
Orient Overseas International, Ltd.	5,500	35,230
PCCW, Ltd.	176,000	82,654
Poly Property Group Company, Ltd.	61,000	32,768
Power Assets Holdings, Ltd.	53,582	461,449
Shanghai Industrial Holdings, Ltd.	33,930	104,503
Shangri-La Asia, Ltd.	70,102	120,131
Shimao Property Holdings, Ltd.	64,000	125,901
Shougang Fushan Resources Group, Ltd.	80,000	31,267
Sino Land Company, Ltd.	124,147	172,925
Sinofert Holdings, Ltd.	136,000	22,697
SJM Holdings, Ltd.	83,000	199,941
Skyworth Digital Holdings, Ltd.	43,214	21,660
Sun Hung Kai Properties, Ltd.	61,015	784,474
Swire Pacific, Ltd.	26,663	319,327
Swire Properties, Ltd.	43,628	129,008

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
The Link REIT	84,546	$413,276
Wharf Holdings, Ltd.	56,876	473,542
Wheelock and Company, Ltd.	35,000	173,703
Wing Hang Bank, Ltd.	131	1,169
Yue Yuen Industrial Holdings, Ltd.	20,067	51,690
		17,944,784
Hungary - 0.1%
Magyar Telekom Telecommunications PLC	15,864	23,782
MOL Hungarian Oil and Gas PLC	1,549	115,879
OTP Bank PLC	9,034	189,587
		329,248
India - 1.3%
Axis Bank, Ltd., GDR	8,490	192,553
Dr. Reddy’s Laboratories, Ltd., ADR (L)	6,254	236,526
GAIL India, Ltd., GDR	2,500	82,125
HDFC Bank, Ltd., ADR (L)	21,025	761,946
ICICI Bank, Ltd., ADR	35,266	1,348,925
Infosys, Ltd., ADR (L)	47,587	1,960,109
Larsen & Toubro, Ltd., GDR (S)	12,013	284,612
Mahindra & Mahindra, Ltd., ADR	6,560	107,453
Ranbaxy Laboratories, Ltd., GDR (I)	8,490	45,719
Reliance Capital, Ltd., GDR (L)(S)	4,327	24,528
Reliance Communication, Ltd., GDR (S)	75,892	151,405
Reliance Industries, Ltd., GDR (S)	63,620	1,831,620
Reliance Infrastructure, Ltd., GDR (S)	1,788	31,520
State Bank of India, GDR	2,612	174,743
Sterlite Industries India, Ltd., ADR	12,500	73,000
Tata Motors, Ltd., ADR (L)	19,319	452,837
Tata Steel, Ltd., GDR	11,000	51,480
Ultratech Cement, Ltd., GDR	1,026	32,407
Wipro, Ltd., ADR (L)	43,749	318,493
		8,162,001
Indonesia - 0.7%
Adaro Energy Tbk PT	315,000	27,127
Astra Agro Lestari Tbk PT	17,500	34,594
Astra International Tbk PT	805,000	564,966
Bank Central Asia Tbk PT	490,000	490,814
Bank Danamon Indonesia Tbk PT	200,286	117,791
Bank Mandiri Persero Tbk PT	357,837	322,499
Bank Negara Indonesia Persero Tbk PT	276,500	119,073
Bank Pan Indonesia Tbk PT (I)	33,314	2,373
Bank Rakyat Indonesia Persero Tbk PT	501,000	388,154
Berlian Laju Tanker Tbk PT (I)	128,000	0
Bumi Resources Tbk PT	803,000	43,922
Charoen Pokphand Indonesia Tbk PT	276,000	142,160
Energi Mega Persada Tbk PT (I)	138,000	1,645
Gudang Garam Tbk PT	26,000	132,163
Indo Tambangraya Megah Tbk PT	16,000	45,148
Indocement Tunggal Prakarsa Tbk PT	53,500	131,082
Indofood Sukses Makmur Tbk PT	253,500	187,533
Indosat Tbk PT	36,000	18,969
Indosat Tbk PT, ADR	20	515
Kalbe Farma Tbk PT	855,000	122,814
Perusahaan Gas Negara Persero Tbk PT	480,500	277,109
Semen Gresik Persero Tbk PT	111,000	189,856
Tambang Batubara Bukit Asam Persero Tbk PT	36,500	48,732
Telekomunikasi Indonesia Persero Tbk PT	386,500	429,340
Telekomunikasi Indonesia Tbk PT, ADR	179	7,650
Unilever Indonesia Tbk PT	66,500	204,668
United Tractors Tbk PT	92,779	168,985
		4,219,682

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Ireland - 0.5%
Bank of Ireland (I)	55,222	$11,269
C&C Group PLC	478	2,592
CRH PLC	37,386	757,654
Elan Corp. PLC (I)	10,028	140,233
Experian PLC	38,730	671,754
Greencore Group PLC	26	53
Irish Bank Resolution Corp., Ltd. (I)	38,483	0
James Hardie Industries, Ltd.	16,532	141,195
Kerry Group PLC	5,738	316,783
Paddy Power PLC	51	4,402
Prothena Corp. PLC (I)	244	3,150
Ryanair Holdings PLC, ADR	1,921	98,989
Shire PLC	21,648	686,739
		2,834,813
Israel - 0.4%
Bank Hapoalim, Ltd. (I)	44,835	201,637
Bank Leumi Le-Israel, Ltd. (I)	54,437	180,154
Bezeq The
Israeli Telecommunication Corp., Ltd.	65,229	86,769
Delek Group, Ltd.	86	22,320
Israel Chemicals, Ltd.	16,931	166,813
Israel Corp., Ltd. (I)	58	34,732
Mellanox Technologies, Ltd. (I)	1,352	66,392
Mizrahi Tefahot Bank, Ltd. (I)	5,543	55,791
Nice Systems, Ltd.	2,975	109,713
Teva Pharmaceutical Industries, Ltd.	35,251	1,381,774
		2,306,095
Italy - 1.3%
Arnoldo Mondadori Editore SpA (I)	29	33
Assicurazioni Generali SpA	45,582	795,438
Atlantia SpA	11,994	194,825
Banca Monte dei Paschi di Siena SpA (I)(L)	316,496	80,334
Beni Stabili SpA (I)	3,030	1,854
BGP Holdings PLC (I)	271,827	0
Enel Green Power SpA	77,743	161,279
Enel SpA (L)	252,346	791,047
Eni SpA	96,142	1,975,200
EXOR SpA	3,038	89,844
Fiat Industrial SpA	34,400	383,203
Fiat SpA (I)	33,809	234,316
Finmeccanica SpA (I)	17,213	85,744
Intesa Sanpaolo RSP	42,950	57,134
Intesa Sanpaolo SpA	384,582	615,378
Luxottica Group SpA (L)	6,760	340,323
Mediobanca SpA	18,489	96,137
Pirelli & C. SpA	10,659	122,863
Prelios SpA (I)	1,065	847
Prysmian SpA	7,382	137,252
Saipem SpA	10,004	161,863
Snam SpA	62,699	285,494
Telecom Italia RSP	233,394	128,968
Telecom Italia SpA	379,537	263,610
Terna Rete Elettrica Nazionale SpA	43,861	182,237
UniCredit SpA	154,674	723,282
Unione di Banche Italiane SCPA	27,462	99,327
		8,007,832
Japan - 15.7%
ABC-MART, Inc.	700	27,315
Acom Company, Ltd. (I)	2,280	72,541
Advantest Corp.	6,000	98,390
Aeon Company, Ltd.	22,200	291,461

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
AEON Credit Service Company, Ltd. (L)	2,100	$59,644
Aeon Mall Company, Ltd.	3,000	74,330
Air Water, Inc.	5,000	70,435
Aisin Seiki Company, Ltd.	7,900	302,331
Ajinomoto Company, Inc.	24,000	352,358
Alfresa Holdings Corp.	1,324	70,890
Amada Company, Ltd.	12,000	79,262
ANA Holdings, Inc.	54,000	112,167
Aozora Bank, Ltd. (I)	49,000	153,169
Asahi Glass Company, Ltd.	41,000	267,078
Asahi Group Holdings, Ltd.	14,700	365,521
Asahi Kasei Corp.	51,000	337,369
Asics Corp.	5,900	93,467
Astellas Pharma, Inc.	16,674	908,019
Benesse Holdings, Inc.	2,400	86,612
Bridgestone Corp.	24,900	848,721
Brother Industries, Ltd.	9,200	103,630
Calbee, Inc.	900	85,394
Canon, Inc. (L)	42,100	1,382,720
Casio Computer Company, Ltd.	6,700	59,049
Central Japan Railway Company, Ltd.	5,500	674,464
Chiyoda Corp.	6,000	70,605
Chubu Electric Power Company, Inc.	26,200	371,447
Chugai Pharmaceutical Company, Ltd.	8,600	178,294
Citizen Holdings Company, Ltd.	8,800	49,317
Coca-Cola West Company, Ltd.	1,077	19,154
Cosmo Oil Company, Ltd. (I)	24,000	44,286
Credit Saison Company, Ltd.	5,000	125,498
Dai Nippon Printing Company, Ltd.	22,000	200,183
Daicel Corp.	12,534	109,833
Daido Steel Company, Ltd.	9,000	45,651
Daihatsu Motor Company, Ltd.	8,000	151,659
Daiichi Sankyo Company, Ltd.	25,000	417,465
Daikin Industries, Ltd.	8,500	343,724
Dainippon Sumitomo Pharma Company, Ltd.	7,200	95,184
Daito Trust Construction Company, Ltd.	2,900	273,415
Daiwa House Industry Company, Ltd.	19,000	354,645
Daiwa Securities Group, Inc.	60,900	511,599
Dena Company, Ltd. (L)	3,500	68,281
Denso Corp.	18,500	867,664
Dentsu, Inc.	7,600	262,875
Don Quijote Company, Ltd.	2,600	126,772
East Japan Railway Company	13,000	1,010,692
Eisai Company, Ltd.	9,300	379,321
Electric Power Development Company, Ltd.	4,600	143,554
FamilyMart Company, Ltd.	1,700	72,509
FANUC Corp.	7,300	1,058,552
Fast Retailing Company, Ltd.	2,000	674,645
Fuji Electric Company, Ltd.	17,000	60,000
Fuji Heavy Industries, Ltd.	21,000	517,814
FUJIFILM Holdings Corp.	17,900	394,405
Fujitsu, Ltd.	70,000	289,405
Fukuoka Financial Group, Inc.	29,000	123,404
Furukawa Electric Company, Ltd.	23,362	54,184
Gree, Inc. (I)(L)	3,700	32,840
Gungho Online Entertainment, Inc. (I)(L)	130	141,592
Hakuhodo DY Holdings, Inc.	990	69,380
Hamamatsu Photonics KK	2,700	97,604
Hankyu Hanshin Holdings, Inc.	43,000	244,974
Hino Motors, Ltd.	10,000	146,835
Hirose Electric Company, Ltd.	1,300	171,466
Hisamitsu Pharmaceutical Company, Inc.	2,400	122,263
Hitachi Chemical, Ltd.	3,700	57,942

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi Construction Machinery Company, Ltd.	4,100	$82,900
Hitachi High-Technologies Corp.	3,200	77,154
Hitachi Metals, Ltd.	5,000	56,270
Hitachi, Ltd.	175,000	1,124,149
Hokkaido Electric Power Company, Inc. (I)	5,800	78,743
Hokuriku Electric Power Company	6,300	99,167
Honda Motor Company, Ltd.	61,000	2,266,788
Hoya Corp.	17,500	359,077
Hulic Company, Ltd. (I)	9,000	96,567
Ibiden Company, Ltd.	4,400	68,641
Idemitsu Kosan Company, Ltd.	700	53,855
IHI Corp.	44,000	166,834
Inpex Corp.	84	351,168
Isetan Mitsukoshi Holdings, Ltd.	12,219	162,276
Isuzu Motors, Ltd.	46,000	314,985
ITOCHU Corp.	56,300	650,056
ITOCHU Techno-Science Corp.	800	33,113
J Front Retailing Company, Ltd.	18,000	143,577
Japan Airlines Company, Ltd.	3,000	154,275
Japan Petroleum Exploration Company, Ltd.	600	24,352
Japan Prime Realty Investment Corp.	28	85,687
Japan Real Estate Investment Corp.	21	234,708
Japan Retail Fund Investment Corp.	75	156,174
Japan Tobacco, Inc.	34,600	1,222,884
JFE Holdings, Inc.	18,400	403,949
JGC Corp.	9,000	323,993
JSR Corp.	6,500	131,485
JTEKT Corp.	7,300	82,157
JX Holdings, Inc.	84,911	411,843
Kajima Corp.	33,000	109,480
Kamigumi Company, Ltd.	9,000	72,510
Kaneka Corp.	11,829	78,130
Kansai Paint Company, Ltd.	7,000	89,363
Kao Corp.	20,400	694,241
Kawasaki Heavy Industries, Ltd.	50,000	153,787
KDDI Corp.	20,600	1,071,845
Keikyu Corp.	18,000	154,639
Keio Corp.	20,000	137,538
Keisei Electric Railway Company, Ltd.	8,000	74,942
Keyence Corp.	1,699	542,239
Kikkoman Corp.	5,000	83,190
Kinden Corp.	3,591	30,761
Kintetsu Corp.	62,000	272,575
Kirin Holdings Company, Ltd.	32,000	502,578
Kobe Steel, Ltd. (I)	105,000	130,237
Koito Manufacturing Company, Ltd.	4,000	76,437
Komatsu, Ltd.	34,500	797,749
Konami Corp.	3,700	78,281
Konica Minolta Holdings, Inc.	20,000	151,059
Kubota Corp.	40,000	580,710
Kuraray Company, Ltd.	13,200	185,288
Kurita Water Industries, Ltd.	4,400	93,380
Kyocera Corp.	5,800	590,409
Kyowa Hakko Kogyo Company, Ltd.	9,473	107,177
Kyushu Electric Power Company, Inc. (I)	16,300	245,889
Lawson, Inc.	2,100	160,292
LIXIL Group Corp.	11,000	268,100
M3, Inc.	37	83,125
Mabuchi Motor Company, Ltd.	800	42,756
Makita Corp.	3,900	210,795
Marubeni Corp.	60,000	401,143
Marui Group Company, Ltd.	7,600	75,796
Maruichi Steel Tube, Ltd.	1,200	30,717

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mazda Motor Corp. (I)	102,000	$402,207
McDonald’s Holdings Company, Ltd.	2,600	71,900
Medipal Holdings Corp.	5,490	74,400
MEIJI Holdings Company, Ltd.	2,500	120,118
Miraca Holdings, Inc.	2,300	105,966
Mitsubishi Chemical Holdings Corp.	50,500	237,307
Mitsubishi Corp.	53,600	918,291
Mitsubishi Electric Corp.	73,000	683,896
Mitsubishi Estate Company, Ltd.	47,000	1,251,745
Mitsubishi Gas & Chemicals Company, Inc.	14,829	109,012
Mitsubishi Heavy Industries, Ltd.	118,000	655,639
Mitsubishi Logistics Corp.	5,943	83,004
Mitsubishi Materials Corp.	50,000	175,965
Mitsubishi Motors Corp. (I)	170,000	233,151
Mitsubishi Tanabe Pharma Corp.	7,000	90,887
Mitsubishi UFJ Financial Group	477,200	2,961,250
Mitsubishi UFJ Lease &
Finance Company, Ltd.	17,600	83,416
Mitsui & Company, Ltd.	67,300	845,584
Mitsui Chemicals, Inc.	25,000	56,471
Mitsui Fudosan Company, Ltd.	32,000	941,339
Mitsui O.S.K. Lines, Ltd. (I)	47,000	183,419
Mizuho Financial Group, Inc.	853,200	1,775,817
MS&AD Insurance Group Holdings	19,600	498,476
Murata Manufacturing Company, Ltd.	7,500	570,994
Nabtesco Corp.	3,900	81,131
Namco Bandai Holdings, Inc.	6,199	100,799
NEC Corp.	95,000	207,879
Nexon Company, Ltd.	4,100	45,231
NGK Insulators, Ltd.	9,000	111,632
NGK Spark Plug Company, Ltd.	5,000	100,134
NHK Spring Company, Ltd.	4,600	53,345
Nidec Corp.	4,400	307,031
Nikon Corp.	13,700	319,683
Nintendo Company, Ltd.	4,000	471,915
Nippon Building Fund, Inc.	24	278,122
Nippon Electric Glass Company, Ltd.	14,000	68,186
Nippon Express Company, Ltd.	30,000	142,479
Nippon Meat Packers, Inc.	5,238	80,126
Nippon Steel Corp.	281,000	759,419
Nippon Telegraph & Telephone Corp.	16,300	850,724
Nippon Yusen KK (L)	55,000	145,865
Nissan Motor Company, Ltd.	95,900	971,934
Nisshin Seifun Group, Inc.	9,000	107,813
Nissin Food Products Company, Ltd.	2,200	89,064
Nitori Holdings Company, Ltd.	1,050	84,755
Nitto Denko Corp.	6,000	386,015
NKSJ Holdings, Inc.	14,300	341,041
NOK Corp.	3,800	60,598
Nomura Holdings, Inc.	134,600	997,427
Nomura Real Estate Holdings, Inc.	4,500	99,560
Nomura Real Estate Office Fund, Inc.	7	30,704
Nomura Research Institute, Ltd.	3,200	104,436
NSK, Ltd.	13,715	131,258
NTT Data Corp.	55	195,226
NTT DOCOMO, Inc.	593	921,430
NTT Urban Development Corp.	22	27,022
Obayashi Corp.	27,000	140,216
Odakyu Electric Railway Company, Ltd.	23,000	224,501
OJI Paper Company, Ltd.	30,000	121,006
Olympus Corp. (I)	7,000	212,829
Omron Corp.	7,100	211,863
Ono Pharmaceutical Company, Ltd.	2,900	196,797

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Oracle Corp. Japan	1,500	$62,349
Oriental Land Company, Ltd.	1,800	278,420
ORIX Corp.	38,500	526,113
Osaka Gas Company, Ltd.	69,000	292,047
Otsuka Corp.	400	44,517
Otsuka Holdings Company, Ltd.	14,500	478,824
Panasonic Corp. (I)	85,000	683,150
Park24 Company, Ltd.	5,000	90,699
Rakuten, Inc.	27,200	321,736
Resona Holdings, Inc.	71,500	348,243
Ricoh Company, Ltd.	24,000	285,593
Rinnai Corp.	1,200	85,428
Rohm Company, Ltd.	3,800	153,279
Sankyo Company, Ltd.	1,900	89,757
Sanrio Company, Ltd.	1,700	79,111
Santen Pharmaceutical Company, Ltd.	2,800	120,778
SBI Holdings, Inc.	8,013	88,486
Secom Company, Ltd.	7,700	419,283
Sega Sammy Holdings, Inc.	6,900	172,761
Sekisui Chemical Company, Ltd.	17,000	180,968
Sekisui House, Ltd.	20,000	289,215
Seven & I Holdings Company, Ltd.	28,700	1,049,149
Seven Bank, Ltd.	20,400	74,056
Sharp Corp. (I)	41,000	165,391
Shikoku Electric Power Company, Inc. (I)	6,400	115,915
Shimadzu Corp.	9,000	72,422
Shimamura Company, Ltd.	700	85,052
Shimano, Inc.	2,600	220,745
Shimizu Corp.	20,000	80,628
Shin-Etsu Chemical Company, Ltd.	15,700	1,041,742
Shinsei Bank, Ltd.	69,000	156,567
Shionogi & Company, Ltd.	12,600	263,005
Shiseido Company, Ltd.	14,200	211,226
Showa Denko KK	45,839	60,552
Showa Shell Sekiyu KK	6,845	56,323
SMC Corp.	2,000	402,793
Softbank Corp.	35,200	2,055,274
Sojitz Corp.	41,700	69,384
Sony Corp.	39,100	827,300
Sony Financial Holdings, Inc.	5,800	91,647
Stanley Electric Company, Ltd.	4,500	87,671
Sumco Corp.	5,200	57,301
Sumitomo Chemical Company, Ltd.	64,000	201,367
Sumitomo Corp.	44,500	555,077
Sumitomo Electric Industries, Ltd.	30,900	369,558
Sumitomo Heavy Industries, Ltd.	20,010	84,344
Sumitomo Metal Mining Company, Ltd.	21,000	234,215
Sumitomo Mitsui Financial Group, Inc.	50,200	2,303,358
Sumitomo Mitsui Trust Holdings, Inc.	117,000	546,276
Sumitomo Realty &
Development Company, Ltd.	14,000	558,368
Sumitomo Rubber Industries, Ltd.	7,100	116,132
Suruga Bank, Ltd.	6,000	109,329
Suzuken Company, Ltd.	2,400	80,827
Suzuki Motor Corp.	13,000	299,810
Sysmex Corp.	2,400	157,066
T&D Holdings, Inc.	23,300	313,431
Taiheiyo Cement Corp.	42,000	134,259
Taisei Corp.	37,000	133,940
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	85,184
Taiyo Nippon Sanso Corp.	9,000	62,349
Takashimaya Company, Ltd.	11,181	113,314
Takeda Pharmaceutical Company, Ltd.	30,100	1,362,186

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
TDK Corp.	4,900	$169,234
Teijin, Ltd.	32,000	70,345
Terumo Corp.	5,900	293,610
The 77th Bank, Ltd.	523	2,484
The Bank of Kyoto, Ltd.	13,000	108,411
The Bank of Yokohama, Ltd.	44,000	227,168
The Chiba Bank, Ltd.	31,000	211,319
The Chugoku Bank, Ltd.	6,000	83,985
The Chugoku Electric Power Company, Inc.	12,400	195,259
The Dai-ichi Life Insurance Company, Ltd.	340	492,100
The Gunma Bank, Ltd.	14,000	77,365
The Hachijuni Bank, Ltd.	13,000	76,260
The Hiroshima Bank, Ltd.	24,000	102,370
The Iyo Bank, Ltd.	10,000	95,593
The Japan Steel Works, Ltd.	12,000	66,071
The Joyo Bank, Ltd.	23,000	125,934
The Kansai Electric Power Company, Ltd. (I)	29,800	409,252
The Nishi-Nippon City Bank, Ltd.	34,000	88,798
The Shizuoka Bank, Ltd.	22,000	237,146
THK Company, Ltd.	4,000	84,103
Tobu Railway Company, Ltd.	40,000	206,107
Toho Company, Ltd.	4,567	94,038
Toho Gas Company, Ltd.	14,000	72,417
Tohoku Electric Power Company, Inc. (I)	18,500	231,722
Tokio Marine Holdings, Inc.	25,600	811,888
Tokyo Electric Power Company, Inc. (I)	54,500	281,524
Tokyo Electron, Ltd.	6,700	339,168
Tokyo Gas Company, Ltd.	90,000	498,110
Tokyo Tatemono Company, Ltd.	15,000	124,951
Tokyu Corp.	44,000	287,948
Tokyu Land Corp.	15,000	137,653
TonenGeneral Sekiyu KK	10,000	96,901
Toppan Printing Company, Ltd.	24,000	166,746
Toray Industries, Inc.	58,000	375,483
Toshiba Corp.	155,000	745,587
TOTO, Ltd.	9,000	91,571
Toyo Seikan Kaisha, Ltd.	4,800	73,914
Toyo Suisan Kaisha, Ltd.	4,000	133,318
Toyoda Gosei Company, Ltd.	2,466	60,452
Toyota Boshoku Corp.	3,300	47,587
Toyota Industries Corp.	6,100	249,743
Toyota Motor Corp.	103,600	6,255,502
Toyota Tsusho Corp.	7,900	203,700
Trend Micro, Inc.	4,000	127,056
Tsumura & Company, Ltd.	2,500	73,709
Ube Industries, Ltd.	37,000	68,650
Unicharm Corp.	4,300	243,244
United Urban Investment Corp.	85	114,334
USS Company, Ltd.	1,007	127,836
West Japan Railway Company	6,100	258,222
Yahoo Japan Corp.	524	258,932
Yakult Honsha Company, Ltd. (L)	4,143	171,700
Yamada Denki Company, Ltd.	3,340	135,558
Yamaguchi Financial Group, Inc.	7,000	68,962
Yamaha Corp.	4,400	50,449
Yamaha Motor Company, Ltd.	12,400	160,688
Yamato Kogyo Company, Ltd.	2,300	70,390
Yamato Transport Company, Ltd.	15,700	331,032
Yamazaki Baking Company, Ltd.	4,000	47,056
Yaskawa Electric Corp.	9,000	109,546
Yokogawa Electric Corp.	7,686	91,997
		95,698,192

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	3,461	$220,139
Luxembourg - 0.2%
APERAM	894	9,645
ArcelorMittal	39,259	437,617
Millicom International Cellular SA	2,700	194,666
Reinet Investments SCA (I)	1,493	26,638
SES SA	11,632	332,222
Tenaris SA	20,099	404,401
		1,405,189
Macau - 0.1%
Sands China, Ltd.	96,400	452,727
Wynn Macau, Ltd.	61,415	165,387
		618,114
Malaysia - 0.9%
AirAsia BHD	21,700	21,908
Alliance Financial Group BHD	53,600	89,842
AMMB Holdings BHD	59,087	137,247
Axiata Group BHD	90,800	188,865
Berjaya Sports Toto BHD	11,280	15,586
British American Tobacco Malaysia BHD	4,300	80,661
Bumi Armada BHD	41,700	50,932
CIMB Group Holdings BHD	197,300	511,047
DiGi.Com BHD	110,800	166,113
Felda Global Ventures Holdings BHD	39,000	55,478
Gamuda BHD	62,000	92,789
Genting BHD	72,900	239,395
Genting Malaysia BHD	105,700	129,608
Genting Plantations BHD	15,000	43,722
Hong Leong Bank BHD	20,060	88,041
Hong Leong Financial Group BHD	5,600	25,433
IHH Healthcare BHD (I)	71,800	89,755
IJM Corp. BHD	43,710	77,922
IJM Land BHD	1,395	1,263
IOI Corp. BHD	114,466	197,046
Kuala Lumpur Kepong BHD	17,150	117,885
Lafarge Malayan Cement BHD	9,360	30,110
Malayan Banking BHD	168,634	555,015
Malaysia Airports Holdings BHD	33,591	67,087
Maxis BHD	80,200	174,073
MISC BHD (I)	26,280	42,325
MMC Corp. BHD	53,600	45,655
Parkson Holdings BHD	20,197	24,929
Petronas Chemicals Group BHD	99,800	208,385
Petronas Dagangan BHD	12,200	97,015
Petronas Gas BHD	21,200	140,212
PPB Group BHD	17,700	78,984
Public Bank BHD	23,226	124,174
Public Bank BHD (Foreign Shares)	21,000	113,140
RHB Capital BHD	23,140	62,948
Sapurakencana Petroleum BHD (I)	80,300	103,394
Sime Darby BHD	96,401	290,110
Telekom Malaysia BHD	40,000	68,363
Tenaga Nasional BHD	97,450	254,757
UEM Sunrise BHD	36,187	35,335
UMW Holdings BHD	25,500	117,089
YTL Corp. BHD	166,792	87,289
YTL Power International BHD	82,365	41,706
		5,182,633
Mexico - 1.2%
Alfa SAB de CV, Class A	115,380	277,465
America Movil SAB de CV, Series L	1,505,632	1,638,394

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Arca Continental SAB de CV	7,500	$57,488
Cemex SAB de CV (I)	418,299	443,562
Coca-Cola Femsa SAB de CV, Series L	15,312	215,497
Compartamos SAB de CV	28,000	48,340
Controladora Comercial Mexicana SAB de CV	20,600	78,314
El Puerto de Liverpool SAB de CV	4,600	54,426
Fomento Economico Mexicano SAB de CV	74,920	775,945
Fresnillo PLC	7,504	101,016
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	18,400	93,637
Grupo Aeroportuario del Sureste SAB
de CV, Class B	9,800	109,364
Grupo Bimbo SAB de CV	63,384	192,244
Grupo Carso SAB de CV, Series A1	27,077	129,184
Grupo Financiero Banorte SAB de CV, Series O	63,862	381,473
Grupo Financiero Inbursa SAB de CV, Series O	64,238	141,292
Grupo Financiero Santander Mexico
SAB de CV	65,000	185,808
Grupo Mexico SAB de CV, Series B	156,766	453,695
Grupo Televisa SA	101,026	502,968
Industrias CH SAB de CV, Series B (I)	9,500	62,833
Industrias Penoles SAB de CV	4,883	145,467
Kimberly-Clark de Mexico SAB de CV	56,178	184,262
Mexichem SAB de CV	31,640	131,200
Minera Frisco SAB de CV, Class A1 (I)	27,077	81,122
Wal-Mart de Mexico SAB de CV	199,088	558,048
		7,043,044
Netherlands - 3.1%
Aegon NV	70,765	472,423
Akzo Nobel NV	9,221	517,955
ASML Holding NV	12,384	971,574
Corio NV	2,812	111,495
DE Master Blenders 1753 NV (I)	18,300	292,980
Delta Lloyd NV (L)	4,385	87,359
Fugro NV	2,807	151,493
Gemalto NV	2,994	271,085
Heineken Holding NV	4,171	233,641
Heineken NV	8,722	554,479
ING Groep NV (I)	144,739	1,322,581
Koninklijke Ahold NV	37,230	553,097
Koninklijke Boskalis Westinster NV	2,484	90,516
Koninklijke DSM NV	6,142	399,601
Koninklijke KPN NV (I)	114,399	236,599
Koninklijke Philips Electronics NV	36,898	1,005,046
Koninklijke Vopak NV	2,830	166,860
QIAGEN NV (I)	8,422	165,420
Randstad Holdings NV	4,599	187,792
Reed Elsevier NV	27,658	458,760
Royal Dutch Shell PLC, B Shares	98,201	3,247,583
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	143,452	4,577,725
TNT Express NV	12,083	90,289
Unilever NV	61,604	2,416,530
Wolters Kluwer NV	11,636	245,388
Ziggo NV	4,475	178,646
		19,006,917
New Zealand - 0.1%
Auckland International Airport, Ltd.	26,045	59,769
Contact Energy, Ltd.	8,664	34,303
Fletcher Building, Ltd.	33,017	215,345
SKYCITY Entertainment Group, Ltd.	17,594	59,278

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
Telecom Corp. of New Zealand, Ltd. (L)	36,122	$62,802
		431,497
Norway - 0.6%
Aker Solutions ASA	7,375	100,140
DNB ASA	40,576	586,190
Gjensidige Forsikring ASA	4,167	61,205
Kvaerner ASA	3,694	5,893
Norsk Hydro ASA	44,388	176,791
Orkla ASA	33,366	273,349
Seadrill, Ltd.	13,637	550,057
Statoil ASA	42,623	878,693
Telenor ASA	26,823	531,727
Yara International ASA	6,981	278,363
		3,442,408
Peru - 0.1%
Compania de Minas
Buenaventura SA, ADR (L)	7,964	117,549
Credicorp, Ltd. (L)	2,734	349,843
		467,392
Philippines - 0.2%
Ayala Corp.	7,160	95,482
Ayala Land, Inc.	253,800	177,106
Bank of the Philippine Islands	27,067	59,963
BDO Unibank, Inc.	24,194	47,500
Energy Development Corp.	244,436	32,580
Filinvest Land, Inc.	211,491	8,280
Globe Telecom, Inc.	970	36,047
Jollibee Foods Corp.	18,900	64,421
Metropolitan Bank & Trust Company	30,818	78,661
Philippine Long Distance Telephone Company	2,340	159,109
SM Investments Corp.	8,108	199,238
SM Prime Holdings, Ltd.	241,744	90,459
		1,048,846
Poland - 0.3%
Bank Handlowy w Warszawie SA	1,164	32,549
Bank Millennium SA (I)	12,341	19,340
Bank Pekao SA	4,928	221,661
Boryszew SA (I)	23,796	2,863
BRE Bank SA	525	60,187
Cyfrowy Polsat SA (I)	6,360	35,461
Enea SA	3,933	15,634
Eurocash SA	2,447	43,154
Firma Oponiarska Debica SA	64	1,243
Grupa Lotos SA (I)	2,314	24,880
Jastrzebska Spolka Weglowa SA	1,255	24,130
KGHM Polska Miedz SA	5,681	205,620
PGE SA	26,654	123,225
Polski Koncern Naftowy Orlen SA (I)	11,432	159,626
Polskie Gornictwo Naftowe i Gazownictwo SA	63,078	109,886
Powszechna Kasa Oszczednosci
Bank Polski SA	30,479	326,398
Powszechny Zaklad Ubezpieczen SA	2,300	283,405
Sygnity SA (I)	207	1,040
Synthos SA	14,988	20,537
Tauron Polska Energia SA	37,474	48,572
Telekomunikacja Polska SA	26,179	60,236
		1,819,647
Portugal - 0.1%
Banco Espirito Santo SA (I)	60,988	48,436
EDP - Energias de Portugal SA	84,624	272,771

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Portugal (continued)
Galp Energia SGPS SA	7,057	$104,447
Jeronimo Martins SGPS SA	7,332	154,331
Portugal Telecom SGPS SA (L)	27,409	106,587
		686,572
Russia - 1.2%
Federal Grid Company Unified Energy System
JSC, GDR (I)(S)	1,087	1,688
Gazprom OAO, (London Exchange), ADR (I)	3,680	24,232
Gazprom OAO, ADR (I)	251,662	1,653,419
LUKOIL OAO, ADR	29,756	1,715,433
MMC Norilsk Nickel OJSC, ADR	39,185	564,656
Mobile TeleSystems OJSC, ADR	20,264	383,800
NovaTek OAO, GDR	3,606	428,485
Pharmstandard OJSC, GDR (I)	1,320	27,548
Rosneft OAO, GDR	38,621	262,815
Rosneft OAO, GDR	30,000	205,500
Sberbank of Russia, ADR	34,900	394,171
Sberbank of Russia, ADR	40,000	459,200
Severstal OAO, GDR (I)	4,250	27,073
Sistema JSFC, GDR	3,202	63,220
Surgutneftegas OAO, ADR (I)	34,280	268,755
Surgutneftegas OAO, Class B, ADR (I)	38,814	237,930
Tatneft OAO, ADR (I)	14,389	517,855
Uralkali OSJC, GDR	6,000	198,600
VTB Bank OJSC, GDR (London Exchange) (I)	50,760	142,902
		7,577,282
Singapore - 1.2%
Ascendas Real Estate Investment Trust	56,864	100,036
CapitaLand, Ltd.	115,999	280,197
CapitaMall Trust	90,402	142,278
CapitaMalls Asia, Ltd.	31,000	44,412
City Developments, Ltd.	23,000	193,421
ComfortDelGro Corp., Ltd.	97,000	139,579
DBS Group Holdings, Ltd.	72,174	878,583
Genting Singapore PLC	226,200	234,602
Golden Agri-Resources, Ltd.	284,496	124,978
Hutchison Port Holdings Trust	215,400	158,310
Jardine Cycle and Carriage, Ltd.	4,547	152,487
K-Green Trust	6,562	5,399
Keppel Corp., Ltd.	56,969	465,834
Keppel Land, Ltd.	35,510	93,251
Olam International, Ltd. (L)	59,316	76,613
Oversea-Chinese Banking Corp., Ltd.	101,145	794,151
SembCorp Industries, Ltd.	38,019	147,746
SembCorp Marine, Ltd.	36,999	125,414
Singapore Airlines, Ltd.	23,140	185,111
Singapore Exchange, Ltd.	37,000	204,297
Singapore Press Holdings, Ltd.	59,500	195,316
Singapore Technologies Engineering, Ltd.	73,000	240,134
Singapore Telecommunications, Ltd.	303,840	899,797
StarHub, Ltd.	21,000	69,249
Suntec Real Estate Investment Trust	191	237
United Overseas Bank, Ltd.	50,361	785,570
UOL Group, Ltd.	24,099	127,757
Wilmar International, Ltd.	72,000	178,157
		7,042,916
South Africa - 1.5%
ABSA Group, Ltd.	12,071	180,649
African Bank Investments, Ltd. (L)	28,419	46,866
African Rainbow Minerals, Ltd.	5,606	84,536
Anglo American Platinum, Ltd. (I)	2,632	78,106

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
AngloGold Ashanti, Ltd.	14,430	$205,207
Aspen Pharmacare Holdings, Ltd. (I)	8,659	198,530
Assore, Ltd.	664	21,399
Bidvest Group, Ltd.	11,166	275,839
Discovery Holdings, Ltd.	15,181	128,724
Exxaro Resources, Ltd.	4,891	71,958
FirstRand, Ltd.	118,126	344,564
Gold Fields, Ltd.	29,492	152,677
Growthpoint Properties, Ltd.	59,976	162,024
Harmony Gold Mining Company, Ltd.	16,381	60,900
Hulamin, Ltd. (I)	156	66
Impala Platinum Holdings, Ltd.	22,733	213,439
Imperial Holdings, Ltd.	6,917	146,502
Investec, Ltd.	7,953	51,445
Kumba Iron Ore, Ltd. (L)	3,135	145,488
Liberty Holdings, Ltd.	4,754	57,644
Massmart Holdings, Ltd.	4,351	78,826
MMI Holdings, Ltd.	19,936	44,584
Mr. Price Group, Ltd.	8,969	121,974
MTN Group, Ltd.	63,985	1,186,865
Naspers, Ltd.	14,605	1,073,778
Nedbank Group, Ltd.	9,463	167,623
Netcare, Ltd.	36,217	84,300
Northam Platinum, Ltd. (I)	9,557	30,815
Pick’n Pay Stores, Ltd.	7,147	28,598
PPC, Ltd.	27,421	82,510
Redefine Income Fund, Ltd.	113,653	121,077
Remgro, Ltd.	18,654	357,224
Reunert, Ltd.	6,898	48,149
RMB Holdings, Ltd.	31,391	125,043
RMI Holdings	31,391	79,855
Sanlam, Ltd.	64,030	297,025
Sappi, Ltd. (I)	26,810	66,633
Sasol, Ltd.	20,803	903,721
Shoprite Holdings, Ltd.	16,492	308,865
Standard Bank Group, Ltd.	45,879	515,727
Steinhoff International Holdings, Ltd. (I)	51,950	128,759
Super Group, Ltd. (I)	290	679
The Foschini Group, Ltd. (L)	6,632	66,032
Tiger Brands, Ltd.	6,286	187,488
Trans Hex Group, Ltd. (I)	1,091	398
Truworths International, Ltd.	18,481	162,380
Vodacom Group, Ltd. (L)	16,692	176,886
Woolworths Holdings, Ltd.	26,688	173,769
		9,246,146
South Korea - 3.0%
Amorepacific Corp.	127	101,606
AMOREPACIFIC Group	129	39,179
BS Financial Group, Inc.	5,627	70,867
Celltrion, Inc. (I)	2,479	90,728
Cheil Industries, Inc.	1,865	145,657
CJ CheilJedang Corp.	326	73,847
CJ Corp.	456	45,153
Coway Company, Ltd.	1,930	93,989
Daelim Industrial Company, Ltd.	877	66,348
Daewoo Engineering &
Construction Company, Ltd. (I)	2,130	13,167
Daewoo International Corp.	1,626	49,999
Daewoo Securities Company, Ltd.	7,159	62,451
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	4,040	88,686
DGB Financial Group, Inc.	3,940	53,727
Dongbu Insurance Company, Ltd.	1,810	76,204

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Doosan Corp.	163	$18,284
Doosan Heavy Industries and
Construction Company, Ltd.	2,030	75,254
Doosan Infracore Company, Ltd. (I)	4,470	41,542
E-Mart Company, Ltd.	817	143,392
GS Engineering & Construction Corp.	1,110	27,007
GS Holdings Corp.	2,038	91,248
Hana Financial Group, Inc.	9,912	286,717
Hankook Tire Company, Ltd.	3,008	139,069
Hanwha Chemical Corp.	2,217	32,211
Hanwha Corp.	2,040	52,363
Hanwha Life Insurance Company, Ltd.	8,120	46,634
Hitejinro Holdings Company, Ltd.	200	2,281
Hyosung Corp.	1,033	53,055
Hyundai Department Store Company, Ltd.	494	64,592
Hyundai Development Company	1,140	24,830
Hyundai Engineering &
Construction Company, Ltd.	2,649	129,200
Hyundai Glovis Company, Ltd.	539	91,136
Hyundai Heavy Industries Company, Ltd.	1,587	253,524
Hyundai Hysco Company, Ltd.	1,490	44,434
Hyundai Marine & Fire
Insurance Company, Ltd.	2,650	70,169
Hyundai Merchant Marine Company, Ltd. (I)	2,180	27,345
Hyundai Mipo Dockyard	513	56,272
Hyundai Mobis	2,535	603,559
Hyundai Motor Company	5,686	1,117,089
Hyundai Securities Company, Ltd.	2,435	13,555
Hyundai Steel Company	2,195	122,648
Hyundai Wia Corp.	644	95,453
Industrial Bank of Korea	7,080	67,588
Kangwon Land, Inc.	4,000	110,383
KB Financial Group, Inc.	10,980	327,574
KB Financial Group, Inc., ADR	2,772	82,134
KCC Corp.	196	56,142
Kia Motors Corp.	9,843	532,133
Korea Aerospace Industries, Ltd.	1,710	45,625
Korea Electric Power Corp. (I)	7,710	177,229
Korea Electric Power Corp., ADR (I)	4,277	48,373
Korea Gas Corp.	1,000	46,016
Korea Investment Holdings Company, Ltd.	1,170	42,315
Korea Zinc Company, Ltd.	339	81,668
Korean Air Lines Company, Ltd. (I)	1,139	30,543
Korean Reinsurance Company, Ltd.	15	138
KT Corp.	2,633	82,361
KT&G Corp.	4,163	270,020
Kumho Industrial Company, Ltd. (I)	17	200
Kumho Petrochemical Company, Ltd.	614	44,083
LG Chem, Ltd.	1,735	382,163
LG Corp.	3,654	202,329
LG Display Company, Ltd. (I)	7,650	183,937
LG Display Company, Ltd., ADR (I)(L)	2,417	28,690
LG Electronics, Inc.	4,051	257,593
LG Household & Health Care, Ltd.	362	176,415
LG Innotek Company, Ltd. (I)	210	16,659
LG Uplus Corp. (I)	6,602	69,081
Lotte Chemical Corp.	562	69,836
Lotte Confectionery Company, Ltd.	20	28,110
Lotte Shopping Company, Ltd.	410	127,311
LS Cable, Ltd.	793	48,060
LS Industrial Systems Company, Ltd.	735	36,739
Mirae Asset Securities Company, Ltd.	875	31,736
NCSoft Corp.	632	89,211

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
NHN Corp.	1,544	$393,433
OCI Company, Ltd.	650	75,837
Orion Corp.	143	119,330
POSCO	2,426	632,341
S-Oil Corp.	1,778	113,475
S1 Corp.	810	44,419
Samsung C&T Corp.	4,787	224,999
Samsung Card Company, Ltd.	1,490	50,576
Samsung Electro-Mechanics Company, Ltd.	2,318	175,822
Samsung Electronics Company, Ltd.	4,040	4,741,669
Samsung Engineering Company, Ltd.	1,181	76,355
Samsung Fire & Marine
Insurance Company, Ltd.	1,357	276,025
Samsung Heavy Industries Company, Ltd.	6,270	195,281
Samsung Life Insurance Company, Ltd.	2,331	219,846
Samsung SDI Company, Ltd.	1,333	158,298
Samsung Securities Company, Ltd.	2,498	100,404
Samsung Techwin Company, Ltd.	1,577	89,677
Shinhan Financial Group Company, Ltd., ADR	350	11,386
Shinhan Financial Group Company, Ltd.	15,585	511,574
Shinsegae Company, Ltd.	197	36,202
SK C&C Company, Ltd.	964	83,957
SK Holdings Company, Ltd.	1,019	150,674
SK Hynix, Inc. (I)	19,510	531,911
SK Innovation Company, Ltd.	2,274	267,770
SK Networks Company, Ltd.	3,090	17,352
SK Telecom Company, Ltd.	470	86,375
Woori Finance Holdings Company, Ltd.	14,510	133,137
Woori Investment & Securities Company, Ltd.	3,944	38,534
Yuhan Corp.	350	56,219
		18,199,744
Spain - 1.9%
Abertis Infraestructuras SA	13,762	239,024
Acciona SA	1,036	54,606
ACS Actividades de Construccion
y Servicios SA	6,186	163,099
Amadeus IT Holding SA, A Shares	12,738	406,907
Banco Bilbao Vizcaya Argentaria SA	212,776	1,771,829
Banco de Sabadell SA (L)	115,316	190,454
Banco de Valencia SA (I)	149	2
Banco Popular Espanol SA (I)	33,404	101,588
Banco Santander SA	415,770	2,632,199
Bankia SA (I)	340	262
CaixaBank	35,503	109,029
Distribuidora Internacional de Alimentacion SA	23,600	177,678
Enagas SA (L)	6,236	154,040
Ferrovial SA	14,499	231,638
Gas Natural SDG SA (L)	14,483	290,801
Grifols SA	4,281	157,088
Grifols SA, B Shares	427	12,063
Iberdrola SA	158,633	832,572
Inditex SA	8,254	1,018,152
Mapfre SA	30,375	98,262
Red Electrica Corp. SA (L)	4,146	227,402
Repsol SA	33,713	710,709
Telefonica SA (I)	158,395	2,038,088
Zardoya Otis SA	5,301	74,880
Zeltia SA (I)	175	419
		11,692,791
Sweden - 2.1%
Alfa Laval AB (L)	13,367	271,775
Assa Abloy AB, Series B	13,254	516,685

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Atlas Copco AB, Series A	25,624	$615,391
Atlas Copco AB, Series B	13,732	292,895
Boliden AB	10,826	134,044
CDON Group AB (I)	1,698	6,075
Electrolux AB	9,396	237,600
Elekta AB, Series B	15,376	233,853
Getinge AB, B Shares	6,512	197,416
Hennes & Mauritz AB, B Shares	35,889	1,175,155
Hexagon AB	9,601	256,057
Husqvarna AB, B Shares	18,793	98,876
Industrivarden AB, C Shares (I)	2,860	47,533
Investment AB Kinnevik, B Shares	7,421	189,420
Investor AB, B Shares	16,147	432,057
Lundin Petroleum AB (I)	8,518	168,225
Nordea Bank AB	100,775	1,120,993
Ratos AB	7,211	55,914
Sandvik AB	40,462	481,819
Scania AB, Series B	10,652	212,223
Securitas AB, Series B	14,347	124,868
Skandinaviska Enskilda Banken AB, Series A	56,007	532,849
Skanska AB, Series B	14,150	233,824
SKF AB, B Shares	15,548	362,348
Svenska Cellulosa AB, B Shares	22,959	574,826
Svenska Handelsbanken AB, Class A	18,485	739,123
Swedbank AB, Class A	32,393	739,299
Swedish Match AB	8,709	307,891
Tele2 AB, B Shares	12,690	148,477
Telefonaktiebolaget LM Ericsson, B Shares	116,154	1,316,877
TeliaSonera AB	82,426	535,556
Volvo AB, Series B	52,551	700,412
		13,060,356
Switzerland - 7.0%
ABB, Ltd. (SIX Swiss Exchange) (I)	83,395	1,800,399
Actelion, Ltd. (I)	4,318	259,979
Adecco SA (I)	5,213	295,915
Aryzta AG (I)	3,464	194,240
Baloise Holding AG	2,422	234,545
Banque Cantonale Vaudoise	234	116,327
Barry Callebaut AG (I)	135	123,758
Cie Financiere Richemont SA	20,075	1,761,011
Coca-Cola HBC AG (I)	7,325	168,431
Credit Suisse Group AG	55,601	1,474,132
EMS-Chemie Holding AG	400	118,006
Geberit AG (I)	1,444	357,504
Givaudan AG (I)	319	411,924
Glencore Xstrata PLC	382,182	1,589,862
Holcim, Ltd. (I)	9,354	652,745
Julius Baer Group, Ltd. (I)	8,521	331,121
Kuehne & Nagel International AG	2,068	226,734
Lindt & Spruengli AG - PC	35	131,044
Lindt & Spruengli AG - REG	5	217,560
Lonza Group AG (I)	2,828	211,985
Nestle SA	121,481	7,945,638
Novartis AG	86,608	6,137,858
Pargesa Holding SA	1,946	129,822
Partners Group Holding AG	751	203,272
Roche Holdings AG	26,454	6,554,888
Schindler Holding AG,
Participation Certificates	2,256	313,787
Schindler Holding AG, Registered Shares	1,251	169,286
SGS SA	231	495,076
Sika AG	91	234,951
Sonova Holding AG (I)	2,467	261,564

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
STMicroelectronics NV (L)	24,208	$216,488
Sulzer AG	981	156,297
Swiss Life Holding (I)	1,540	249,168
Swiss Prime Site AG (I)	2,297	168,821
Swiss Re, Ltd. (I)	13,654	1,011,441
Swisscom AG	890	388,931
Syngenta AG	3,571	1,392,648
The Swatch Group AG	1,748	164,006
The Swatch Group AG, BR Shares	1,261	690,912
Transocean, Ltd.	14,101	675,151
UBS AG (I)	138,236	2,348,397
Wolseley PLC	10,619	491,474
Zurich Insurance Group AG (I)	5,672	1,469,948
		42,547,046
Taiwan - 1.9%
Acer, Inc. (I)	53,424	38,230
Advanced Semiconductor Engineering, Inc.	215,933	180,310
Advantech Company, Ltd.	1,811	8,605
Asia Cement Corp.	35,433	43,215
Asia Optical Company, Inc. (I)	79	83
Asustek Computer, Inc.	24,952	213,472
AU Optronics Corp. (I)	163,827	58,990
Catcher Technology Company, Ltd.	8,184	42,291
Cathay Financial Holdings Company, Ltd.	262,335	355,754
Chang Hwa Commercial Bank	79,308	43,591
Cheng Shin Rubber Industry Company, Ltd.	67,548	212,280
Cheng Uei Precision Industry Company, Ltd.	6,949	13,663
China Airlines, Ltd. (I)	26,874	10,117
China Development
Financial Holdings Corp. (I)	213,153	59,414
China Motor Corp.	65	57
China Steel Corp.	425,538	347,861
Chunghwa Telecom Company, Ltd.	141,148	479,745
Compal Communications, Inc. (I)	512	663
Compal Electronics, Inc.	79,764	44,650
CTBC Financial Holding Company, Ltd.	499,504	307,908
D-Link Corp.	361	220
Delta Electronics, Inc.	67,331	304,656
E.Sun Financial Holding Company, Ltd.	50,143	30,501
Epistar Corp.	10,064	17,570
Eva Airways Corp. (I)	23,623	13,488
Evergreen Marine Corp., Ltd. (I)	8,799	4,801
Far Eastern Department Stores Company, Ltd.	19,552	18,548
Far Eastern New Century Corp.	61,134	65,867
Far EasTone
Telecommunications Company, Ltd.	69,159	185,476
First Financial Holding Company, Ltd.	108,731	64,161
Formosa Chemicals & Fibre Corp.	115,740	282,608
Formosa Petrochemical Corp.	24,720	63,009
Formosa Plastics Corp.	148,160	357,238
Formosa Taffeta Company, Ltd.	5,000	4,742
Foxconn Technology Company, Ltd.	13,795	33,335
Fubon Financial Holding Company, Ltd.	211,112	286,212
Hon Hai Precision Industry Company, Ltd.	371,382	912,939
HTC Corp.	26,997	214,407
Hua Nan Financial Holdings Company, Ltd.	74,724	41,724
Innolux Corp. (I)	93,794	46,324
Inventec Corp.	25,899	14,369
Kinsus Interconnect Technology Corp.	1,035	3,912
Largan Precision Company, Ltd.	1,143	36,361
Lite-On Technology Corp.	38,846	68,049
MediaTek, Inc.	42,340	489,431
Mega Financial Holding Company, Ltd.	331,661	250,664

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Mitac International Corp.	2,814	$1,007
Mosel Vitelic, Inc. (I)	236	49
Nan Ya Plastics Corp.	175,240	367,370
Novatek Microelectronics Corp., Ltd.	7,361	35,493
Pan-International Industrial (I)	324	251
Pegatron Corp. (I)	32,989	54,578
Pou Chen Corp.	36,641	34,794
Powertech Technology, Inc.	13,149	24,496
President Chain Store Corp.	7,496	48,942
Quanta Computer, Inc.	92,771	199,859
Realtek Semiconductor Corp.	5,940	14,044
Shin Kong Financial Holding Company, Ltd. (I)	95,063	31,805
Siliconware Precision Industries Company	54,855	68,689
SinoPac Financial Holdings Company, Ltd.	104,368	49,330
Synnex Technology International Corp.	23,741	30,882
Taishin Financial Holdings Company, Ltd.	69,974	30,635
Taiwan Cement Corp.	60,781	74,539
Taiwan Cooperative Financial Holding	49,514	27,339
Taiwan Fertilizer Company, Ltd.	13,000	31,285
Taiwan Glass Industrial Corp.	11,254	10,125
Taiwan Mobile Company, Ltd.	62,257	245,342
Taiwan Semiconductor
Manufacturing Company, Ltd.	914,227	3,308,585
Teco Electric & Machinery Company, Ltd.	16,000	15,901
TPK Holding Company, Ltd.	8,000	127,317
Transcend Information, Inc.	6,608	20,432
Tripod Technology Corp.	4,110	8,824
Tung Ho Steel Enterprise Corp.	8,132	7,336
U-Ming Marine Transport Corp.	5,000	7,778
Uni-President Enterprises Corp.	153,600	298,505
Unimicron Technology Corp.	20,604	19,608
United Microelectronics Corp.	258,313	124,131
Wafer Works Corp.	142	67
Walsin Lihwa Corp. (I)	28,000	7,896
Wan Hai Lines, Ltd.	5,512	2,834
Wistron Corp.	35,352	35,519
Ya Hsin Industrial Company, Ltd. (I)	36,000	0
Yang Ming Marine Transport Corp. (I)	3,348	1,384
Yuanta Financial Holdings Company, Ltd.	179,932	93,136
Yulon Motor Company, Ltd.	17,510	27,946
Zinwell Corp.	904	733
		11,760,297
Thailand - 0.6%
Advanced Info Service PCL	48,400	440,071
Bangkok Bank PCL	15,300	100,180
Bangkok Bank PCL, Foreign Shares	34,900	232,061
Bangkok Expressway PCL	4,000	4,611
Bank of Ayudhya PCL	112,400	127,475
Banpu PCL	5,500	42,737
BEC World PCL	46,019	87,171
Charoen Pokphand Foods PCL	136,200	113,079
CP ALL PCL	173,500	218,169
Electricity Generating PCL, Foreign Shares	800	3,482
Glow Energy PCL	27,900	64,544
IRPC PCL	528,400	56,222
Kasikornbank PCL, Foreign Shares	61,800	386,995
Krung Thai Bank PCL	164,375	107,587
PTT Exploration & Production PCL	60,147	307,377
PTT Global Chemical PCL	65,273	145,215
PTT PCL, Foreign Shares	34,300	370,482
Siam Cement PCL, Foreign Shares	11,300	165,439
Siam Commercial Bank PCL	70,748	392,347

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Thai Oil PCL	28,800	$58,501
		3,423,745
Turkey - 0.4%
Adana Cimento Sanayii TAS, Class A	685	1,508
Akbank TAS	67,697	275,144
Akcansa Cimento AS	635	3,733
Aksigorta AS	3,270	4,368
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	117,816
Arcelik AS	6,139	40,494
BIM Birlesik Magazalar AS	8,214	177,849
Coca-Cola Icecek AS	2,884	82,890
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	17,803	25,062
Enka Insaat ve Sanayi AS	22,425	56,276
Eregli Demir ve Celik Fabrikalari TAS	30,186	31,074
Ford Otomotiv Sanayi AS	4,572	62,969
HACI Omer Sabanci Holding AS	31,762	167,239
Is Gayrimenkul Yatirim Ortakligi AS	3,782	2,739
KOC Holdings AS	25,423	121,774
Koza Altin Isletmeleri AS	1,847	22,392
TAV Havalimanlari Holding AS	4,656	27,229
Tupras Turkiye Petrol Rafinerileri AS	4,998	121,992
Turk Hava Yollari	25,366	98,422
Turk Telekomunikasyon AS	22,064	85,647
Turkcell Iletisim Hizmetleri AS (I)	29,771	172,564
Turkiye Garanti Bankasi AS	86,216	375,313
Turkiye Halk Bankasi AS	25,911	219,020
Turkiye Is Bankasi, Class C	60,572	178,507
Turkiye Sise ve Cam Fabrikalari AS	29,230	40,843
Turkiye Vakiflar Bankasi Tao, Class D	22,351	55,547
Yapi ve Kredi Bankasi AS	35,813	81,265
		2,649,676
Ukraine - 0.0%
Kernel Holding SA (I)	1,846	26,593
United Kingdom - 13.2%
3i Group PLC	36,258	185,367
Aberdeen Asset Management PLC	32,456	187,885
Admiral Group PLC	8,824	178,512
Aggreko PLC	10,324	258,830
AMEC PLC	10,765	164,942
Anglo American PLC	51,738	999,764
Antofagasta PLC	15,103	183,352
ARM Holdings PLC	51,898	627,955
Associated British Foods PLC	13,331	352,896
AstraZeneca PLC	46,584	2,203,607
Aviva PLC	114,794	589,596
Babcock International Group PLC	14,731	248,025
BAE Systems PLC	120,209	702,594
Barclays PLC	433,622	1,858,828
BG Group PLC	126,876	2,165,391
BHP Billiton PLC	79,007	2,029,253
BP PLC	715,699	4,964,929
British American Tobacco PLC	72,479	3,722,043
British Land Company PLC	32,395	278,733
British Sky Broadcasting Group PLC	39,082	471,610
BT Group PLC	292,998	1,371,125
Bunzl PLC	11,962	233,476
Burberry Group PLC	16,791	346,390
Capita PLC	24,608	362,568
Carnival PLC	7,468	259,024
Centrica PLC	193,209	1,060,356
Cobham PLC	45,465	181,727

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Compass Group PLC	68,021	$871,730
Croda International PLC	5,115	193,245
Diageo PLC	93,864	2,692,323
easyJet PLC	5,884	116,536
Enquest PLC (I)	3,012	5,344
G4S PLC	50,867	177,734
GKN PLC	59,980	276,072
GlaxoSmithKline PLC	184,220	4,608,599
Hammerson PLC	26,287	195,510
Hargreaves Lansdown PLC	8,843	118,936
HSBC Holdings PLC	688,756	7,137,635
ICAP PLC	23,327	129,386
IMI PLC	12,138	229,844
Imperial Tobacco Group PLC	36,707	1,275,391
Inmarsat PLC	15,909	163,269
InterContinental Hotels Group PLC	10,577	291,085
International Consolidated
Airlines Group SA (I)	42,245	168,790
International Personal Finance PLC	84	636
Intertek Group PLC	6,301	280,770
Intu Properties PLC	20,310	96,774
Invensys PLC	27,940	175,812
Investec PLC	23,790	148,985
ITV PLC	141,502	302,499
J Sainsbury PLC	44,909	242,589
Johnson Matthey PLC	7,427	297,435
Kingfisher PLC	91,500	478,997
Land Securities Group PLC	30,644	409,914
Legal & General Group PLC	222,663	582,576
Lloyds Banking Group PLC (I)	1,568,746	1,512,365
London Stock Exchange Group PLC	6,139	124,268
Marks & Spencer Group PLC	60,423	394,845
Meggitt PLC (I)	28,808	225,753
Melrose Industries PLC	42,631	161,391
National Grid PLC	135,561	1,533,396
Next PLC	5,905	408,397
Old Mutual PLC	187,810	515,460
Pearson PLC	31,278	555,363
Persimmon PLC	11,241	202,791
Petrofac, Ltd.	10,236	187,132
Prudential PLC	97,134	1,596,848
Reckitt Benckiser Group PLC	24,154	1,712,275
Reed Elsevier PLC	44,186	503,499
Rexam PLC	28,426	205,779
Rio Tinto PLC	50,025	2,050,352
Rolls-Royce Holdings PLC (I)	69,618	1,204,557
Royal Bank of Scotland Group PLC (I)	84,048	350,992
RSA Insurance Group PLC	134,083	243,121
SABMiller PLC	35,699	1,717,790
Sage Group Plc/the	47,375	245,697
Schroders PLC	3,956	130,627
Segro PLC	33,442	141,334
Serco Group PLC	19,001	178,689
Severn Trent PLC	8,842	222,979
Smith & Nephew PLC	35,695	397,812
Smiths Group PLC	15,034	299,970
SSE PLC	35,919	829,243
Standard Chartered PLC	91,216	1,969,336
Standard Life PLC	86,554	452,527
Subsea 7 SA	11,603	203,027
Tate & Lyle PLC	18,516	232,627
Tesco PLC	300,166	1,508,398
The Weir Group PLC	8,453	277,884

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Travis Perkins PLC	9,089	$201,950
TUI Travel PLC	21,522	116,235
Tullow Oil PLC	34,473	526,592
Unilever PLC	47,970	1,948,127
United Utilities Group PLC	26,610	276,395
Vedanta Resources PLC	4,922	76,683
Vodafone Group PLC	1,846,799	5,299,790
Whitbread PLC	7,297	340,282
William Hill PLC	32,018	215,438
WM Morrison Supermarkets PLC	81,859	325,190
WPP PLC	46,773	799,097
		80,479,497
United States - 0.3%
Brookfield Office Properties, Inc.	11,124	184,995
Catamaran Corp. (I)	8,200	399,123
Southern Copper Corp. (L)	6,974	192,622
Valeant Pharmaceuticals International, Inc. (I)	11,100	957,068
		1,733,808
TOTAL COMMON STOCKS (Cost $500,406,444)	$582,115,769

PREFERRED SECURITIES - 1.7%
Brazil - 1.1%
AES Tiete SA	4,500	42,049
Banco Bradesco SA	75,608	974,177
Banco do Estado do Rio Grande do Sul SA	7,832	52,334
Bradespar SA	8,800	79,034
Braskem SA, A Shares	4,100	30,171
Centrais Eletricas Brasileiras SA	4,300	16,746
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	2,538	113,754
Cia Paranaense de Energia	4,400	54,424
Companhia de Bebidas das Americas	27,019	1,007,090
Companhia de Transmissao de Energia
Eletrica Paulista	1,616	24,175
Companhia Energetica de Minas Gerais	20,298	180,297
Companhia Energetica de Sao Paulo	6,883	59,565
Gerdau SA	31,800	180,138
Itau Unibanco Holding SA	90,200	1,162,997
Itausa - Investimentos Itau SA	101,872	376,653
Klabin SA	17,800	87,351
Lojas Americanas SA	15,656	108,964
Marcopolo SA	9,200	52,693
Metalurgica Gerdau SA	10,700	76,149
Oi SA	30,670	54,705
Petroleo Brasileiro SA	150,651	1,095,104
Telefonica Brasil SA	5,054	114,133
Usinas Siderurgicas de Minas Gerais SA	10,150	33,934
Vale SA	71,900	871,300
		6,847,937
Germany - 0.4%
Bayerische Motoren Werke AG	1,808	123,362
Henkel AG & Company KGaA	6,587	618,099
Porsche Automobil Holding SE	5,618	434,058
ProSiebenSat.1 Media AG	3,640	156,293
RWE AG (L)	1,270	39,250
Volkswagen AG	5,379	1,085,946
		2,457,008
South Korea - 0.2%
Hyundai Motor Company, Ltd.	1,066	90,266
Hyundai Motor Company, Ltd., 2nd Preferred	1,556	135,778
Hyundai Securities Company	980	4,960

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or Principal Amount	Value

PREFERRED SECURITIES (continued)
South Korea (continued)
LG Chem, Ltd.	411	$41,170
Samsung Electronics Company, Ltd.	766	590,668
		862,842
TOTAL PREFERRED SECURITIES (Cost $9,212,177)	$10,167,787

RIGHTS - 0.0%
First Pacific Company, Ltd. (Expiration Date:
07/03/2013; Strike Price: HKD 8.1) (I)	10,250	$278
New Hotel (I)(N)	1,590	0
Repsol SA (Expiration Date: 07/10/2013) (I)(N)	33,713	18,782
TOTAL RIGHTS (Cost $19,919)	$19,060

SECURITIES LENDING COLLATERAL - 6.2%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	3,752,583 $	37,552,477
TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,556,702)	$37,552,477

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class, 0.0200% (Y)	6,002,486	6,002,486
TOTAL SHORT-TERM INVESTMENTS (Cost $6,002,486)	$6,002,486
Total Investments (International Equity Index Trust B)
(Cost $553,197,728) - 104.5%	$635,857,579
Other assets and liabilities, net - (4.5%)		(27,214,800)
TOTAL NET ASSETS - 100.0%		$608,642,779

International Growth Stock Trust
	Shares or Principal Amount	Value

COMMON STOCKS - 91.3%
Australia - 3.7%
BHP Billiton, Ltd.	103,346	$2,977,937
Brambles, Ltd.	959,132	8,162,640
CSL, Ltd.	68,007	3,830,002
WorleyParsons, Ltd.	222,145	3,927,948
		18,898,527
Belgium - 1.5%
Anheuser-Busch InBev NV	87,947	7,802,234
Brazil - 2.6%
Banco Bradesco SA, ADR	606,937	7,896,250
BM&F Bovespa SA	994,200	5,458,108
		13,354,358
Canada - 8.1%
Agrium, Inc.	44,128	3,825,797
Canadian National Railway Company	44,818	4,363,757
Canadian Natural Resources, Ltd.	8,379	236,225
Cenovus Energy, Inc.	157,961	4,505,876
CGI Group, Inc., Class A (I)	287,933	8,432,382
Fairfax Financial Holdings, Ltd.	13,308	5,233,231
Potash Corp. of Saskatchewan, Inc.	136,347	5,201,333
Suncor Energy, Inc.	333,213	9,821,815
		41,620,416

International Growth Stock Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
China - 4.2%
Baidu, Inc., ADR (I)	96,217	$9,095,393
CNOOC, Ltd.	4,513,000	7,581,066
Industrial & Commercial Bank of China, Ltd.,
H Shares	8,029,000	5,018,103
		21,694,562
Denmark - 0.9%
Novo Nordisk A/S, Class B	27,897	4,343,216
France - 4.6%
Eutelsat Communications	95,685	2,708,198
Publicis Groupe SA	122,601	8,693,691
Schneider Electric SA	78,302	5,645,212
Sodexo	28,200	2,348,270
Total SA	83,776	4,085,288
		23,480,659
Germany - 7.9%
Adidas AG	87,394	9,445,815
Allianz SE	36,111	5,273,662
Deutsche Boerse AG	84,827	5,584,274
Deutsche Post AG	209,815	5,214,080
Fresenius Medical Care AG &
Company KGaA	54,287	3,846,090
SAP AG	148,561	10,878,512
		40,242,433
Hong Kong - 4.0%
Belle International Holdings, Ltd.	3,586,000	4,929,692
China Mobile, Ltd.	377,000	3,927,811
Galaxy Entertainment Group, Ltd. (I)	1,314,000	6,341,050
Hutchison Whampoa, Ltd.	512,000	5,350,892
		20,549,445
Ireland - 1.0%
Shire PLC	162,165	5,144,359
Israel - 1.7%
Teva Pharmaceutical Industries, Ltd., ADR	224,169	8,787,425
Japan - 5.4%
Denso Corp.	94,300	4,422,740
FANUC Corp.	46,700	6,771,835
Keyence Corp.	17,300	5,521,327
Komatsu, Ltd.	101,100	2,337,752
Toyota Motor Corp.	140,500	8,483,571
		27,537,225
Mexico - 2.5%
America Movil SAB de CV, Series L, ADR	149,714	3,256,280
Fomento Economico Mexicano SAB
de CV, ADR	29,131	3,006,028
Grupo Televisa SAB, ADR	252,989	6,284,247
		12,546,555
Netherlands - 2.7%
Royal Dutch Shell PLC, B Shares	227,572	7,525,982
Unilever NV	157,196	6,166,301
		13,692,283
Russia - 0.1%
Gazprom OAO, (London Exchange), ADR	100,987	664,985
Singapore - 3.4%
Avago Technologies, Ltd.	193,064	7,216,732
Keppel Corp., Ltd.	721,200	5,897,229
United Overseas Bank, Ltd.	284,000	4,430,051
		17,544,012

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
South Korea - 3.4%
Hyundai Mobis	33,048	$7,868,415
NHN Corp.	13,720	3,496,053
Samsung Electronics Company, Ltd.	4,967	5,829,670
		17,194,138
Spain - 1.6%
Amadeus IT Holding SA, A Shares	252,746	8,073,801
Sweden - 4.3%
Investment AB Kinnevik, B Shares	147,081	3,754,212
Investor AB, B Shares	216,081	5,781,830
Swedbank AB, Class A	199,999	4,564,535
Telefonaktiebolaget LM Ericsson, B Shares	351,733	3,987,714
Volvo AB, Series B	294,118	3,920,073
		22,008,364
Switzerland - 9.9%
ABB, Ltd. (SIX Swiss Exchange) (I)	294,752	6,363,347
Informa PLC	573,047	4,284,684
Julius Baer Group, Ltd. (I)	162,212	6,303,458
Nestle SA	109,680	7,173,777
Novartis AG	81,135	5,749,989
Roche Holdings AG	41,417	10,262,485
Syngenta AG	18,461	7,199,571
UBS AG (I)	194,059	3,296,735
		50,634,046
Taiwan - 1.1%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,574,000	5,696,302
Turkey - 0.9%
Akbank TAS	1,142,435	4,643,255
United Kingdom - 15.8%
BG Group PLC	338,360	5,774,786
British American Tobacco PLC	208,745	10,719,765
British Sky Broadcasting Group PLC	528,131	6,373,065
Centrica PLC	769,349	4,222,287
Compass Group PLC	901,758	11,556,564
Imperial Tobacco Group PLC	208,392	7,240,615
Kingfisher PLC	890,676	4,662,638
Next PLC	64,689	4,473,974
Reed Elsevier PLC	1,127,478	12,847,610
Smith & Nephew PLC	361,908	4,033,378
WPP PLC	520,574	8,893,786
		80,798,468
TOTAL COMMON STOCKS (Cost $424,376,213)		$466,951,068

PREFERRED SECURITIES - 1.0%
Germany - 1.0%
Volkswagen AG	26,098	5,268,827
TOTAL PREFERRED SECURITIES (Cost $4,302,176)	$5,268,827

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%
State Street Institutional Liquid Reserves
Fund, 0.0914% (Y)	$30,460,639	30,460,639
TOTAL SHORT-TERM INVESTMENTS (Cost $30,460,639)	$30,460,639
Total Investments (International Growth Stock Trust)
(Cost $459,139,028) - 98.3%		$502,680,534
Other assets and liabilities, net - 1.7%		8,475,728
TOTAL NET ASSETS - 100.0%		$511,156,262

International Small Company Trust
	Shares or Principal Amount	Value

COMMON STOCKS - 98.9%
Australia - 4.5%
Aditya Birla Minerals, Ltd.	16,006	$5,610
AED Oil, Ltd. (I)	17,758	0
AJ Lucas Group, Ltd. (I)	6,337	6,955
Alkane Resources, Ltd. (I)	4,753	1,310
Alliance Resources, Ltd. (I)	22,348	2,044
Amalgamated Holdings, Ltd.	8,898	67,313
APN News & Media, Ltd.	27,123	6,179
Aquila Resources, Ltd. (I)	9,515	15,303
Arafura Resources, Ltd. (I)	20,511	1,518
ARB Corp., Ltd.	6,954	72,288
ASG Group, Ltd.	16,688	5,113
Ausdrill, Ltd.	40,009	31,352
Ausenco, Ltd.	7,289	13,206
Austal, Ltd. (I)	23,155	15,948
Austbrokers Holdings, Ltd.	4,308	42,924
Austin Engineering, Ltd.	7,179	20,662
Australian Agricultural Company, Ltd. (I)	12,266	13,048
Automotive Holdings Group	33,552	98,194
AWE, Ltd. (I)	36,008	40,628
Bandanna Energy, Ltd. (I)	1,544	140
Beach Energy, Ltd.	137,711	141,867
Billabong International, Ltd. (I)	15,622	2,128
Blackmores, Ltd.	1,382	34,049
Bradken, Ltd.	10,103	39,825
Brickworks, Ltd.	1,798	20,876
BT Investment Management, Ltd.	3,141	8,770
Cabcharge Australia, Ltd.	9,047	33,253
Cape Lambert Iron Ore, Ltd. (I)	61,857	5,614
Cardno, Ltd.	7,141	33,770
Carnarvon Petroleum, Ltd. (I)	56,316	2,065
Chandler Macleod, Ltd.	23,343	8,512
Citigold Corp., Ltd. (I)	12,839	517
Clough, Ltd.	20,047	19,556
Coal of Africa, Ltd. (I)	28,467	4,889
Coalspur Mines, Ltd. (I)	22,551	5,878
Cockatoo Coal, Ltd. (I)	84,085	2,071
Coffey International, Ltd. (I)	25,659	2,687
Compass Resources, Ltd. (I)	15,577	0
CSG, Ltd. (I)	23,845	20,390
CSR, Ltd.	40,665	82,601
CuDECO, Ltd. (I)	8,580	15,588
Cue Energy Resources, Ltd. (I)	5,000	503
David Jones, Ltd.	23,785	55,003
Deep Yellow, Ltd. (I)	57,118	1,719
Devine, Ltd.	8,467	5,176
Discovery Metals, Ltd. (I)	22,724	2,798
Downer EDI, Ltd.	12,446	40,470
DuluxGroup, Ltd.	21,139	81,267
DWS Advanced Business Solutions, Ltd.	12,684	16,705
Elders, Ltd. (I)	48,521	2,973
Emeco Holdings, Ltd.	61,822	15,730
Energy World Corp., Ltd. (I)	75,962	26,906
Envestra, Ltd.	94,560	85,580
Evolution Mining, Ltd. (I)	26,424	13,750
Fantastic Holdings, Ltd.	4,687	8,431
FKP Property Group	19,106	22,087
Fleetwood Corp., Ltd.	5,216	17,112
FlexiGroup, Ltd.	16,586	65,913
Flinders Mines, Ltd. (I)	102,814	2,712
Focus Minerals, Ltd. (I)	124,710	1,597
Gindalbie Metals, Ltd. (I)	51,157	5,099
Goodman Fielder, Ltd. (I)	209,597	140,519
Grange Resources Corp., Ltd.	101,992	14,772

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Gryphon Minerals, Ltd. (I)	17,464	$2,059
GUD Holdings, Ltd.	6,387	34,749
Gujarat NRE Coking Coal, Ltd. (I)	3,510	521
Gunns, Ltd. (I)	91,122	0
GWA International, Ltd.	18,833	41,168
Hillgrove Resources, Ltd. (I)	71,641	3,669
Hills Industries, Ltd.	29,039	26,823
Horizon Oil, Ltd. (I)	90,132	26,730
iiNET, Ltd.	15,854	89,943
Imdex, Ltd.	15,820	8,944
IMF Australia, Ltd.	10,109	16,244
Independence Group NL	16,664	34,241
Indophil Resources NL (I)	145,281	35,211
Infigen Energy (I)	81,696	19,068
International Ferro Metals, Ltd. (I)	24,339	3,094
Intrepid Mines, Ltd. (I)	32,053	6,584
Invocare, Ltd.	7,061	73,273
IOOF Holdings, Ltd.	18,395	123,155
Iress, Ltd.	5,989	40,847
Ivanhoe Australia, Ltd. (I)	7,998	1,446
JB Hi-Fi, Ltd. (L)	5,227	79,988
Kagara, Ltd. (I)	48,216	5,292
Karoon Gas Australia, Ltd. (I)	6,513	30,056
Kingsgate Consolidated, Ltd.	8,151	9,384
Linc Energy, Ltd. (I)	22,798	16,836
M2 Telecommunications Group, Ltd.	14,311	76,175
Macmahon Holdings, Ltd.	112,440	13,180
Matrix Composites & Engineering, Ltd. (I)	1,943	1,386
McPherson’s, Ltd.	7,978	9,193
Medusa Mining, Ltd.	7,559	10,634
Mermaid Marine Australia, Ltd.	14,850	47,806
Metals X, Ltd. (I)	140,431	12,555
Mincor Resources NL	19,890	8,720
Mineral Deposits, Ltd. (I)	4,722	8,853
Mineral Resources, Ltd.	2,886	21,634
Mirabela Nickel, Ltd. (I)	61,772	4,840
Molopo Energy, Ltd. (I)	5,287	1,155
Monadelphous Group, Ltd.	450	6,634
Mount Gibson Iron, Ltd.	10,942	4,606
Myer Holdings, Ltd.	45,216	97,867
Nexus Energy, Ltd. (I)	112,125	8,042
NIB Holdings, Ltd.	43,000	83,460
Nido Petroleum, Ltd. (I)	140,525	2,808
Northern Star Resources, Ltd.	24,433	13,006
NRW Holdings, Ltd.	18,377	15,272
Nufarm, Ltd.	14,896	63,396
Oakton, Ltd.	7,538	7,794
OceanaGold Corp. (I)	21,200	26,205
OrotonGroup, Ltd.	3,034	19,517
Otto Energy, Ltd. (I)	63,569	4,255
OZ Minerals, Ltd.	2,067	7,679
Pacific Brands, Ltd.	68,225	43,678
Pan Pacific Petroleum NL (I)	39,039	3,449
Panoramic Resources, Ltd.	21,653	3,918
PaperlinX, Ltd. (I)	67,848	3,227
Peet, Ltd. (I)	12,736	12,968
Perilya, Ltd. (I)	61,419	6,704
Perpetual, Ltd.	2,322	74,673
Perseus Mining, Ltd. (I)	29,724	11,793
Pharmaxis, Ltd. (I)	25,383	3,216
PMP, Ltd. (I)	32,750	8,030
Premier Investments, Ltd.	4,278	26,004

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Prime Retirement & Aged
Care Property Trust (I)	14,396	$0
Programmed Maintenance Services, Ltd.	12,923	29,034
Ramelius Resources, Ltd. (I)	2,953	295
Reckon, Ltd.	11,034	25,830
Redflex Holdings, Ltd.	3,279	3,289
Resolute Mining, Ltd.	56,262	30,676
Resource Generation, Ltd. (I)	9,069	1,617
Retail Food Group, Ltd.	6,290	22,695
Ridley Corp., Ltd. (I)	19,156	13,126
Roc Oil Company, Ltd. (I)	64,961	26,676
SAI Global, Ltd.	14,082	46,674
Sandfire Resources NL (I)	3,643	16,938
Saracen Mineral Holdings, Ltd. (I)	15,052	1,571
Sedgman, Ltd.	11,057	5,339
Senex Energy, Ltd. (I)	87,382	46,590
Servcorp, Ltd.	5,074	14,861
Sigma Pharmaceuticals, Ltd.	207,664	149,090
Silex Systems, Ltd. (I)	1,955	3,934
Silver Lake Resources, Ltd. (I)	29,625	16,078
Sirtex Medical, Ltd.	2,941	32,031
Skilled Group, Ltd.	4,165	9,774
SMS Management & Technology, Ltd.	3,796	15,732
Southern Cross Media Group, Ltd.	58,632	76,079
Specialty Fashion Group, Ltd.	12,034	9,024
St. Barbara, Ltd. (I)	33,049	13,573
Straits Metals, Ltd. (I)	26,265	312
STW Communications Group, Ltd.	25,254	33,050
Sundance Resources, Ltd. (I)	164,268	10,366
Technology One, Ltd.	17,402	28,536
Ten Network Holdings, Ltd. (I)	108,747	27,231
TFS Corp., Ltd. (I)	19,836	9,252
The Reject Shop, Ltd.	2,561	40,141
Tiger Resources, Ltd. (I)	50,647	7,608
Tox Free Solutions, Ltd.	9,372	29,571
Transfield Services, Ltd.	40,071	27,985
Transpacific Industries Group, Ltd. (I)	18,498	13,534
Troy Resources NL	6,603	9,220
UXC, Ltd.	17,598	16,640
Village Roadshow, Ltd.	23,279	120,529
Virgin Australia Holdings, Ltd. (I)	353,418	137,424
Virgin Australia International Holdings, Ltd. (I)	359,466	1,644
Watpac, Ltd. (I)	11,170	5,617
Webjet, Ltd.	11,954	48,450
Western Areas NL (L)	8,357	17,521
White Energy Company, Ltd. (I)	9,845	1,346
Wide Bay Australia, Ltd.	607	2,914
Windimurra Vanadium, Ltd. (I)	3,292	0
Wotif.com Holdings, Ltd.	6,934	28,643
		4,303,180
Austria - 1.0%
AMS AG	1,784	131,705
Austria Technologie & Systemtechnik AG	217	1,816
CA Immobilien Anlagen AG (I)	722	8,318
CAT Oil AG	3,036	46,318
EVN AG	1,566	19,666
Flughafen Wien AG	1,080	61,779
Frauenthal Holdings AG	62	698
Kapsch Trafficcom AG	191	9,204
Lenzing AG	51	3,648
Mayr-Melnhof Karton AG	551	59,127
Oesterreichische Post AG	4,652	181,719
Palfinger AG	1,137	32,524

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Austria (continued)
RHI AG	2,979	$103,678
Rosenbauer International AG	174	11,599
S IMMO AG (I)	1,298	7,983
S&T AG (I)	641	1,835
Schoeller-Bleckmann Oilfield Equipment AG	1,435	145,805
Semperit AG Holding	128	4,603
Wienerberger AG (L)	8,352	96,383
Zumtobel AG	5,975	59,610
		988,018
Bahamas - 0.0%
United International Enterprises	65	11,313
Belgium - 1.2%
Ackermans & Van Haaren NV	1,723	144,502
AGFA Gevaert NV (I)	33,071	58,440
AGFA Gevaert NV - Strip VVP (I)	10,039	13
Arseus NV	1,641	43,135
Banque Nationale de Belgique	9	30,683
Barco NV (I)	780	62,941
Compagnie d’Entreprises CFE	687	39,496
Compagnie Maritime Belge SA	1,387	26,306
D’ieteren SA	3,844	163,594
Deceuninck Plastics NV (I)	7,720	12,258
Econocom Group	4,944	34,998
Elia System Operator SA	2,673	111,920
Elia System Operator SA (I)	534	1
Euronav NV (I)	2,340	11,419
EVS Broadcast Equipment SA	811	56,478
Exmar NV	836	8,196
Galapagos NV (I)	2,443	47,406
Gimv NV	23	1,122
Kinepolis Group NV	719	95,700
Melexis NV	1,922	40,420
Nyrstar (I)	13,851	59,450
Nyrstar - Strip VVP (I)	5,698	7
Sipef SA	356	23,963
Tessenderlo Chemie NV	1,427	36,026
Tessenderlo Chemie NV - Strip VVP (I)	188	2
ThromboGenics NV (I)	1,612	61,803
Van de Velde NV (I)	356	15,523
		1,185,802
Bermuda - 0.5%
Catlin Group, Ltd.	29,759	225,813
Frontline, Ltd. (I)(L)	3,470	6,228
Golden Ocean Group, Ltd. (I)	34,000	36,559
Hiscox, Ltd.	21,298	185,005
		453,605
Canada - 8.2%
5N Plus, Inc. (I)	3,515	8,690
Aastra Technologies, Ltd	2,000	37,729
Absolute Software Corp.	3,900	25,328
Advantage Oil & Gas, Ltd. (I)	19,100	75,368
Aecon Group, Inc.	5,300	54,678
AG Growth International, Inc.	1,100	35,708
AGF Management, Ltd., Class B	6,598	70,202
Akita Drilling, Ltd.	1,500	18,256
Alamos Gold, Inc.	2,700	32,707
Alexco Resource Corp. (I)	4,800	5,340
Algonquin Power & Utilities Corp.	9,200	63,421
Alliance Grain Traders, Inc.	1,218	16,967
Alterra Power Corp. (I)	15,708	4,705
Altius Minerals Corp. (I)	3,100	28,061

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Anderson Energy, Ltd. (I)	8,700	$1,158
Angle Energy, Inc. (I)	5,300	16,277
Antrim Energy, Inc. (I)	15,500	1,253
Asanko Gold, Inc. (I)	6,600	14,120
Astral Media, Inc.	4,349	206,595
Atrium Innovations, Inc. (I)	2,400	33,340
ATS Automation Tooling Systems, Inc. (I)	8,247	87,042
Augusta Resource Corp. (I)	8,429	17,712
Aura Minerals, Inc. (I)	10,300	1,175
Avalon Rare Metals, Inc. (I)	5,100	2,522
B2Gold Corp. (I)	28,406	60,502
Bankers Petroleum, Ltd. (I)	23,800	59,064
Bellatrix Exploration, Ltd. (I)	6,720	41,213
Birch Mountain Resources, Ltd. (I)	9,200	1
Birchcliff Energy, Ltd. (I)	9,700	75,261
Black Diamond Group, Ltd. (L)	2,750	58,441
BlackPearl Resources, Inc. (I)	24,200	36,586
BMTC Group, Inc., Class A (I)	500	6,466
Bonterra Energy Corp.	1,500	70,543
Boralex, Inc. (I)	2,500	25,554
Brigus Gold Corp. (I)	14,000	7,055
Calfrac Well Services, Ltd.	2,151	61,992
Calvalley Petroleums, Inc. (I)	6,909	10,248
Canaccord Financial, Inc.	6,371	34,590
Canada Bread Company, Ltd.	1,260	70,386
Canadian Energy Services & Technology Corp.	2,031	31,536
Canam Group, Inc. (I)	4,200	37,499
Canexus Corp.	300	2,624
Canfor Pulp Products, Inc.	2,715	21,943
Cangene Corp. (I)	100	204
Canyon Services Group, Inc.	4,068	46,107
Capital Power Corp.	3,719	72,775
Capstone Infrastructure Corp.	4,454	16,051
Capstone Mining Corp. (I)	23,967	40,792
Cardero Resource Corp. (I)	7,100	743
Carpathian Gold, Inc. (I)	24,200	4,027
Cascades, Inc.	6,800	37,501
Celestica, Inc. (I)	17,900	168,669
Centerra Gold, Inc.	9,842	31,069
Cequence Energy, Ltd. (I)	2,335	3,686
China Gold
International Resources Corp., Ltd. (I)	12,500	33,279
Chinook Energy, Inc. (I)	3,544	3,774
Churchill Corp.	1,600	12,642
Clarke, Inc.	2,800	13,285
Claude Resources, Inc. (I)	10,900	2,436
Cline Mining Corp. (I)	9,200	44
CML Healthcare, Inc.	7,000	70,286
Cogeco, Inc.	345	13,778
Colabor Group, Inc.	649	2,129
COM DEV International, Ltd. (I)	8,800	33,553
Computer Modelling Group, Ltd.	1,060	23,373
Connacher Oil and Gas, Ltd. (I)	52,700	3,257
Contrans Group, Inc., Class A	2,800	29,526
Copper Mountain Mining Corp. (I)	8,800	13,053
Corridor Resources, Inc. (I)	4,930	3,938
Corus Entertainment, Inc.	4	92
Cott Corp.	8,900	69,562
Crew Energy, Inc. (I)	11,300	55,657
Davis & Henderson Corp.	4,533	97,367
Deethree Exploration, Ltd. (I)	200	1,445
Delphi Energy Corp. (I)	20,245	24,640
Denison Mines Corp. (I)	33,028	38,313

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
DirectCash Payments, Inc.	500	$11,401
Dominion Diamond Corp. (I)	7,361	104,077
Dorel Industries, Inc., Class B	3,200	111,667
Duluth Metals, Ltd. (I)	8,700	11,416
Dundee Precious Metals, Inc. (I)	11,000	44,975
Eastern Platinum, Ltd. (I)	140,500	10,687
Eastmain Resources, Inc. (I)	7,100	1,823
Easyhome, Ltd.	1,446	14,780
Eco Oro Minerals Corp. (I)	4,600	2,974
Enbridge Income Fund Holdings, Inc.	1,765	40,177
Endeavour Silver Corp. (I)	5,307	18,368
Enerflex, Ltd.	4,700	60,331
Energy Fuels, Inc. (I)	36,529	5,384
Enghouse Systems, Ltd.	600	13,544
Entree Gold, Inc. (I)	7,400	2,533
Equitable Group, Inc.	400	13,662
Essential Energy Services, Ltd.	3,768	9,315
Evertz Technologies, Ltd.	1,712	24,092
Excellon Resources, Inc. (I)	400	669
Exco Technologies, Ltd.	2,900	16,214
Exeter Resource Corp. (I)	230	168
Extendicare, Inc.	1,246	7,701
Firm Capital Mortgage Investment Corp.	1,100	12,949
First National Financial Corp.	700	10,543
FirstService Corp.	2,400	75,261
Forsys Metals Corp. (I)	400	217
Fortress Paper, Ltd. (I)	900	5,254
Fortuna Silver Mines, Inc. (I)	6,199	20,630
Fortune Minerals, Ltd. (I)	2,450	862
Gamehost, Inc.	100	1,263
Genivar, Inc.	1,373	31,332
Glacier Media, Inc.	6,100	9,570
Glentel, Inc.	1,400	22,364
Gluskin Sheff & Associates, Inc.	1,300	24,054
GMP Capital, Inc.	3,026	17,839
Gran Tierra Energy, Inc. (I)	19,353	118,139
Great Canadian Gaming Corp. (I)	3,900	37,083
Great Panther Silver, Ltd. (I)	14,100	10,591
Guyana Goldfields, Inc. (I)	6,600	8,472
Hanfeng Evergreen, Inc. (I)	200	321
Heroux-Devtek, Inc.	1,600	13,068
Horizon North Logistics, Inc.	5,748	34,706
HudBay Minerals, Inc.	11,202	74,133
IBI Group, Inc. (L)	900	1,472
IMAX Corp. (I)	2,613	64,946
Imperial Metals Corp. (I)	4,600	45,926
Innergex Renewable Energy, Inc.	5,656	47,272
International Forest Products, Ltd. (I)	2,050	19,941
International Tower Hill Mines, Ltd. (I)	2,300	1,443
Intertape Polymer Group, Inc.	4,500	55,624
Ivanhoe Energy, Inc. (I)	8,500	7,516
Just Energy Group, Inc. (L)	11,140	66,202
K-Bro Linen, Inc.	600	19,414
KAB Distribution, Inc. (I)	7,076	1
Katanga Mining, Ltd. (I)	87,256	46,461
Kelt Exploration, Ltd. (I)	94	661
Killam Properties, Inc.	3,456	35,161
Kingsway Financial Services, Inc. (I)	2,025	7,317
Kirkland Lake Gold, Inc. (I)	4,664	19,601
Lake Shore Gold Corp. (I)(L)	24,100	7,333
Laurentian Bank of Canada	2,814	117,569
Le Chateau, Inc. (I)	1,700	6,304
Legacy Oil & Gas, Inc. (I)	12,446	58,579

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Leisureworld Senior Care Corp.	1,555	$18,186
Leon’s Furniture, Ltd.	5,526	66,730
Lightstream Resources, Ltd. (L)	1,678	12,525
Linamar Corp.	4,251	119,199
Long Run Exploration, Ltd. (I)	6,886	24,619
Major Drilling Group International	6,900	46,975
Maple Leaf Foods, Inc.	8,000	111,286
Martinrea International, Inc.	8,593	88,896
Maxim Power Corp. (I)	4,800	13,418
Mega Uranium, Ltd. (I)	24,000	1,826
Mercator Minerals, Ltd. (I)	19,100	3,269
Migao Corp. (L)	3,000	3,138
Minera Andes Acquisition Corp. (I)	12,375	21,415
Mood Media Corp. (I)	6,130	6,237
Morneau Shepell, Inc.	3,098	41,269
Mullen Group, Ltd.	3,000	65,209
Nautilus Minerals, Inc. (I)	24,663	5,159
Nevsun Resources, Ltd.	758	2,241
Newalta, Inc.	5,900	80,166
Norbord, Inc.	940	27,198
Nordion, Inc. (I)	12,578	93,046
North American Palladium, Ltd. (I)(L)	7,400	7,388
Northland Power, Inc.	2,413	38,844
NuVista Energy, Ltd. (I)	9,573	65,355
Paladin Labs, Inc. (I)	700	35,689
Parex Resources, Inc. (I)	6,263	24,535
Parkland Fuel Corp.	2,300	37,484
Pason Systems, Inc.	6,600	119,989
Perpetual Energy, Inc. (I)	1,456	1,592
Petrobank Energy & Resources, Ltd. (I)	1,519	693
Petrominerales, Ltd.	3,400	19,397
PHX Energy Services Corp.	700	7,095
Pilot Gold, Inc. (I)	3,109	2,365
Pine Cliff Energy, Ltd. (I)	36	31
Platinum Group Metals, Ltd. (I)	5,000	4,374
Polymet Mining Corp. (I)(L)	7,903	5,561
Poseidon Concepts Corp.	3,270	840
Premium Brands Holdings Corp.	1,400	25,492
Primero Mining Corp. (I)	369	1,649
Pulse Seismic, Inc.	5,782	22,376
QLT, Inc. (I)	100	440
Questerre Energy Corp. (I)	37,200	26,175
Reitmans Canada, Ltd.	154	1,204
Reitmans Canada, Ltd., Class A	7,000	59,570
Resverlogix Corp. (I)	1,700	372
Richelieu Hardware, Ltd.	1,400	54,459
Richmont Mines, Inc. (I)	2,000	3,005
RMP Energy, Inc. (I)	4,700	18,904
Rogers Sugar, Inc.	4,174	23,972
RONA, Inc.	10,343	106,902
RS Technologies, Inc. (I)	152	2
Rubicon Minerals Corp. (I)	15,700	20,153
Russel Metals, Inc.	7,189	162,482
Sabina Gold & Silver Corp. (I)	2,375	2,213
San Gold Corp. (I)	15,200	1,518
Sandvine Corp. (I)	11,600	23,163
Santonia Energy, Inc. (I)	8,600	13,247
Savanna Energy Services Corp. (L)	5,222	33,665
Scorpio Mining Corp. (I)	8,900	2,877
Secure Energy Services, Inc.	3,037	38,926
SEMAFO, Inc.	13,893	20,476
Sherritt International Corp.	23,100	85,661
Shore Gold, Inc. (I)	22,600	3,761

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Sierra Wireless, Inc. (I)	3,200	$40,863
Silver Standard Resources, Inc. (I)	6,000	38,338
Southern Pacific Resource Corp. (I)	14,216	4,190
SouthGobi Energy Resources, Ltd. (I)	4,900	5,777
Sprott Resource Corp.	9,300	31,038
Sprott Resource Lending Corp.	9,200	11,372
Sprott, Inc. (L)	5,300	14,110
Stantec, Inc. (L)	4,700	198,422
Stella-Jones, Inc.	100	9,322
Student Transportation of America, Ltd. (L)	5,290	32,393
SunOpta, Inc. (I)	6,708	50,898
Superior Plus Corp. (L)	8,000	93,639
Taseko Mines, Ltd. (I)	25,500	48,008
Teranga Gold Corp., ADR (I)	12,432	7,183
The Cash Store Financial Services, Inc.	2,451	6,083
The Descartes Systems Group, Inc. (I)	6,000	69,088
The North West Company, Inc.	2,983	66,654
Theratechnologies, Inc. (I)	3,586	1,057
Timminco, Ltd. (I)	8,700	20
Timmins Gold Corp. (I)	6,378	14,070
TLC Vision Corp. (I)	3,400	7
TORC Oil & Gas, Ltd. (I)	8,900	12,186
Toromont Industries, Ltd.	5,100	113,182
Torstar Corp., Class B	6,800	38,794
Total Energy Services, Inc.	8,400	116,212
Transcontinental, Inc., Class A	5,983	72,761
TransForce, Inc.	7,918	154,716
TransGlobe Energy Corp. (I)	5,600	34,717
Transition Therapeutics, Inc. (I)	2,700	8,677
Trinidad Drilling, Ltd.	11,797	86,596
Twin Butte Energy, Ltd.	8,287	17,887
Uni-Select, Inc.	1,500	29,410
Valener, Inc.	690	10,510
Vecima Networks, Inc. (I)	479	2,068
Virginia Mines, Inc. (I)	600	4,992
Vitran Corp., Inc. (I)	600	3,817
Wajax Corp.	1,300	39,357
Wesdome Gold Mines, Ltd. (I)	8,000	2,814
Whitecap Resources, Inc.	5,306	55,093
Wi-LAN, Inc.	9,800	45,194
Winpak, Ltd.	200	3,433
Xtreme Drilling and Coil Services Corp. (I)	3,452	8,206
Zargon Oil & Gas, Ltd.	1,173	7,060
ZCL Composites, Inc.	3,500	16,373
Zenith Epigenetics Corp. (I)	1,700	695
		7,823,448
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	19,325	10,290
China - 0.1%
Bund Center Investment, Ltd.	152,000	26,379
Sound Global, Ltd. (I)	51,000	22,930
		49,309
Cyprus - 0.0%
Deep Sea Supply PLC (I)	11,000	16,661
Songa Offshore SE (I)	14,000	12,332
		28,993
Denmark - 1.2%
ALK-Abello A/S	491	37,471
Alm Brand A/S (I)	5,370	16,467
Amagerbanken A/S (I)	25,580	0
Ambu A/S	7	226

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Auriga Industries (I)	1,693	$47,462
Bang & Olufsen A/S (I)	3,937	35,705
Bavarian Nordic A/S (I)	1,856	19,096
D/S Norden A/S	2,246	76,146
DFDS A/S	33	2,009
East Asiatic Company, Ltd. AS (I)	1,511	21,196
Genmab A/S (I)	3,300	100,099
IC Companys A/S	807	17,178
Jyske Bank AS (I)	1,785	67,185
Lan & Spar Bank A/S	225	11,387
NKT Holding A/S	2,489	90,333
Ringkjoebing Landbobank AS	386	64,064
Rockwool International A/S	36	5,025
Royal Unibrew AS	750	65,846
Schouw & Company A/S	1,959	62,877
SimCorp A/S (I)	5,370	159,300
Solar Holdings A/S	603	28,552
Spar Nord Bank A/S (I)	9,884	63,716
Sydbank A/S (I)	5,133	101,952
Vestjysk Bank A/S (I)	155	250
		1,093,542
Finland - 2.5%
Ahlstrom OYJ	63	908
Alma Media OYJ	4,110	13,862
Amer Sports OYJ	21,685	398,716
Atria PLC	1,021	8,280
Cargotec Corp. OYJ	5,393	144,474
Citycon OYJ	2,081	6,462
Cramo OYJ	2,993	34,486
Elektrobit Corp.	2,752	3,686
F-Secure OYJ	7,159	19,733
Finnair OYJ	3,281	11,522
Finnlines OYJ (I)	4,379	34,931
Fiskars Corp.	3,512	78,574
HKScan OYJ	316	1,431
Huhtamaki OYJ	5,884	108,982
Ilkka-Yhtyma OYJ	1,535	5,953
Kemira OYJ	8,272	124,659
Konecranes OYJ (L)	4,353	123,632
Lannen Tehtaat OYJ	696	15,088
Metsa Board OYJ	44,242	146,388
Olvi OYJ	1,172	40,952
Oriola-KD OYJ	4,895	14,531
Outotec OYJ (L)	13,940	166,534
PKC Group OYJ	1,196	28,301
Poyry OYJ (I)	2,864	13,975
Raisio OYJ	8,267	37,725
Ramirent OYJ	4,765	41,095
Rapala VMC OYJ (L)	2,298	14,086
Rautaruukki OYJ	6,695	38,271
Ruukki Group OYJ (I)	8,977	4,904
Scanfil PLC	3,574	3,954
Sievi Capital PLC (I)	3,574	4,764
Stockmann OYJ ABP, Series B (L)	3,940	58,028
Tieto OYJ	4,223	80,345
Tikkurila OYJ	2,068	46,678
Uponor OYJ	4,437	66,396
Vacon PLC	758	50,229
Vaisala OYJ	206	5,293
YIT OYJ	19,536	334,550
		2,332,378

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France - 4.0%
ABC Arbitrage	1,757	$10,192
Air France KLM (I)	10,115	90,201
Alten SA	1,900	64,789
Altran Technologies SA (I)	15,565	107,714
April Group SA	1,212	20,771
Assystem SA	1,693	34,221
Beneteau SA (I)	4,024	44,362
Boiron SA	699	36,297
Bonduelle SCA	812	19,405
Bongrain SA	189	12,839
Bourbon SA	5,060	130,708
Boursorama (I)	743	6,335
Bull SA (I)	11,076	35,066
Cegedim SA (I)	385	11,776
Club Mediterranee SA (I)	1,557	35,516
Compagnie Plastic Omnium SA	1,499	81,218
Derichebourg SA (I)	8,547	27,097
Electricite de Strasbourg SA	81	9,253
Esso SAF	197	12,225
Etablissements Maurel et Prom SA	12,266	182,244
Euro Disney SCA (I)	1,445	8,439
Faiveley Transport	97	5,909
Faurecia (I)	333	7,341
Financiere Marc de Lacharriere SA	961	47,136
GameLoft SA (I)	3,348	23,446
GFI Informatique SA	7,671	37,440
GL Events SA	213	4,426
Groupe Steria SA	2,929	40,347
Guerbet SA	129	18,725
Haulotte Group SA (I)	962	8,027
Havas SA	28,316	180,690
Ingenico SA	999	66,311
Ipsen SA	822	30,263
IPSOS	2,752	103,837
Jacquet Metal Service	2,200	28,659
Korian	170	3,564
Laurent-Perrier SA	215	18,470
Lectra SA	2,262	15,258
LISI SA	69	7,544
Manitou BF SA	1,105	15,031
Manutan International	162	6,938
Maurel & Prom Nigeria	5,398	23,603
Medica SA	1,755	31,496
Mersen	1,792	38,922
Metropole Television SA	6,834	110,050
Naturex	209	15,330
Neopost SA (L)	3,041	201,026
Nexans SA	2,042	96,333
Nexity SA	3,567	132,222
NicOx SA (I)	4,623	15,266
Norbert Dentressangle SA	449	36,553
NRJ Group (I)	2,727	20,940
Orpea SA	2,102	97,212
Parrot SA (I)	1,095	30,466
Pierre & Vacances SA (I)	453	8,946
Rallye SA	2,815	101,256
Recylex SA (I)	3,196	11,457
Robertet SA	135	25,037
Rubis SA (L)	2,064	126,810
Saft Groupe SA	2,483	58,894
Seche Environnement SA	361	15,261
Sechilienne-Sidec SA	1,808	33,916
Sequana SA (I)	1,025	7,338

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
Societe d’Edition de Canal Plus	4,707	$31,797
Societe Internationale de
Plantations d’Heveas SA	50	3,517
Societe Television Francaise 1	6,695	79,784
SOITEC (I)(L)	8,812	26,003
Solocal Group (I)(L)	3,728	7,586
Somfy SA	280	58,499
Sopra Group SA	155	11,296
Spir Communication SA (I)	492	6,162
STEF	956	49,066
Synergie SA	80	920
Technicolor SA (I)	5,354	21,304
Teleperformance SA	5,894	282,978
Theolia SA (I)	4,793	7,157
Trigano SA (I)	1,753	21,955
UBISOFT Entertainment SA (I)	6,111	79,747
Valneva SE (I)	1,451	6,101
Vetoquinol SA	56	1,906
Viel & Compagnie SA	5,712	17,398
Vilmorin & Compagnie SA	749	85,911
Virbac SA	384	79,474
VM Materiaux SA (I)	263	5,323
		3,772,248
Germany - 4.6%
Aareal Bank AG (I)	4,192	97,415
ADVA Optical Networking SE (I)	6,343	31,881
Air Berlin PLC (I)	4,881	12,358
Aurubis AG	5,323	285,442
Balda AG	4,452	23,186
Bauer AG	162	3,907
BayWa AG	921	44,147
Bechtle AG	1,216	55,688
Bertrandt AG	193	20,695
Carl Zeiss Meditec AG	321	10,652
Cewe Color Holding AG	385	17,087
Comdirect Bank AG	2,391	23,960
CompuGroup Medical AG	448	10,649
CTS Eventim AG	1,134	45,645
Delticom AG	491	24,748
Deutsche Beteiligungs AG (I)	423	10,185
Deutsche Wohnen AG	8,915	151,277
Deutz AG (I)	5,916	35,704
Dialog Semiconductor PLC (I)	4,253	53,190
Drillisch AG (L)	6,350	106,174
Duerr AG	3,392	204,274
DVB Bank AG	3,061	96,421
ElringKlinger AG	3,656	122,011
Evotec AG (I)	16,036	56,622
Freenet AG (I)(L)	15,169	331,332
Gerresheimer AG	2,768	159,960
Gerry Weber International AG	2,637	111,430
Gesco AG	295	27,626
GFK AG	324	16,381
Gildemeister AG	684	15,244
Grenkeleasing AG	129	11,080
Hamburger Hafen und Logistik AG	2,218	47,442
Heidelberger Druckmaschinen AG (I)	21,081	52,462
Indus Holding AG	1,623	52,469
IVG Immobilien AG (I)(L)	12,392	3,737
Jenoptik AG	3,285	40,598
Kloeckner & Company SE (I)	9,276	98,976
Kontron AG	5,420	24,700
Krones AG	1,806	128,550

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Germany (continued)
KUKA AG	2,152	$90,989
KWS Saat AG	206	74,408
Leoni AG	2,827	140,616
Manz AG (I)	233	8,923
Medigene AG (I)	3,040	3,804
MLP AG	4,269	25,980
Muehlbauer Holding AG & Company KGaA	156	3,836
MVV Energie AG	884	24,742
Nordex AG (I)	2,657	18,569
Norma Group	198	7,172
Pfeiffer Vacuum Technology AG	173	17,930
Plambeck Neue Energien AG	6,235	21,811
Praktiker AG (I)	12,292	7,295
QSC AG	6,549	23,684
Rheinmetall AG	2,295	106,933
Rhoen-Klinikum AG	5,385	124,208
Salzgitter AG	688	22,599
Singulus Technologies AG (I)	10,192	18,332
Sixt AG (L)	2,356	52,730
Solarworld AG (I)(L)	11,677	6,946
Stada Arzneimittel AG	7,746	332,640
Suss Microtec AG (I)	2,259	23,139
TAG Immobilien AG	365	3,972
TUI AG (I)	9,525	113,139
Vossloh AG	766	72,220
VTG AG	1,231	21,898
Wacker Neuson SE	2,763	37,182
Wincor Nixdorf AG	4,031	217,978
Wire Card AG	650	17,710
Xing AG	361	24,345
		4,331,035
Gibraltar - 0.2%
888 Holdings PLC	12,231	27,375
Bwin.Party Digital Entertainment PLC	74,167	126,647
		154,022
Greece - 0.8%
Aegean Airlines SA (I)	1,678	6,663
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	3,303	176
Alpha Bank AE (I)	7,465	4,198
Athens Water Supply and Sewage Company SA	2,538	19,826
Autohellas SA (I)	2,895	7,239
Bank of Greece SA	1,882	30,942
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,314	6,066
Ellaktor SA (I)	11,183	32,006
Folli Follie Group (I)	2,116	43,267
Fourlis Holdings SA (I)	6,312	20,612
Frigoglass SA (I)	6,060	39,813
GEK Terna Holding Real
Estate Construction SA (I)	5,812	16,522
Hellenic Exchanges SA Holding Clearing
Settlement and Registry (I)	7,482	58,391
Hellenic Petroleum SA	5,896	53,973
Intralot SA-Integrated Lottery Systems
& Services	2,796	6,549
JUMBO SA (I)	1,195	11,833
Marfin Investment Group SA (I)	72,043	25,959
Metka SA	3,097	39,940
Motor Oil Hellas Corinth Refineries SA	6,346	60,397
Mytilineos Holdings SA (I)	8,264	47,495
National Bank of Greece SA (I)	400	1,311

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Piraeus Bank SA (I)	8,363	$13,483
Piraeus Port Authority SA	710	16,456
Public Power Corp. SA (I)	5,553	49,842
Sarantis SA (I)	3,860	23,615
Sidenor Steel Products
Manufacturing Company SA (I)	3,429	7,848
Terna Energy SA (I)	4,347	16,460
Titan Cement Company SA (I)	5,693	99,048
TT Hellenic Postbank SA (I)	12,594	0
Viohalco Hellenic Copper and
Aluminum Industry SA (I)	7,173	40,505
		800,435
Guernsey, Channel Islands - 0.0%
Tethys Petroleum, Ltd. (I)	5,500	3,975
Hong Kong - 2.5%
Allied Group, Ltd.	26,000	85,482
Allied Properties HK, Ltd.	358,000	53,728
Apac Resources, Ltd. (I)	500,000	8,027
Asia Satellite Telecom Holdings Company, Ltd.	2,500	8,897
Associated International Hotels, Ltd.	44,000	113,460
Bonjour Holdings, Ltd.	208,000	37,839
Brightoil Petroleum Holdings Ltd (I)	26,000	4,954
Brockman Mining, Ltd. (I)	740,840	48,725
Cafe de Coral Holdings, Ltd.	8,000	23,831
Champion Technology Holdings, Ltd.	540,520	7,795
Chen Hsong Holdings, Ltd.	10,000	3,023
Cheuk Nang Holdings, Ltd.	3,114	2,047
China Billion Resources Ltd. (I)	97,920	0
China Energy Development Holdings, Ltd. (I)	634,000	7,765
China Metal International Holdings, Inc.	12,000	2,908
China Renji Medical Group, Ltd. (I)	1,332,000	3,594
China Resources and
Transportation Group, Ltd. (I)	100,000	4,061
China Solar Energy Holdings Ltd. (I)	42,500	782
China WindPower Group, Ltd.	380,000	13,601
China Yunnan Tin Minerals
Group Company, Ltd. (I)	17,100	683
Chong Hing Bank, Ltd.	11,000	30,059
Chow Sang Sang
Holdings International, Ltd. (I)	12,000	24,175
Chuang’s Consortium International, Ltd. (I)	30,948	3,925
Citic Telecom International Holdings, Ltd.	112,000	33,328
CK Life Sciences International Holdings, Inc.	42,000	3,456
CP Lotus Corp. (I)	220,000	5,940
Cross-Harbour Holdings, Ltd.	18,000	14,611
CSI Properties, Ltd	245,066	10,211
CST Mining Group, Ltd. (I)	2,210,240	24,473
Culture Landmark Investment, Ltd. (I)	39,200	3,437
Dah Sing Financial Holdings, Ltd.	4,000	15,986
Dickson Concepts International, Ltd.	35,000	19,614
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	28,139
Emperor International Holdings, Ltd.	177,333	47,693
Esprit Holdings, Ltd.	4,550	6,743
eSun Holdings, Ltd. (I)	74,000	9,917
Far East Consortium International, Ltd.	144,224	47,833
Fortune Oil PLC	242,039	27,660
G-Resources Group, Ltd. (I)	1,182,000	40,644
Get Nice Holdings, Ltd.	394,000	16,670
Giordano International, Ltd.	60,000	52,470
Glorious Sun Enterprises, Ltd.	64,000	17,528
Goldin Properties Holdings, Ltd. (I)	47,000	25,207

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Haitong International Securities Group, Ltd.	33,598	$14,953
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Harbour Centre Development, Ltd.	46,000	85,868
HKR International, Ltd.	75,200	36,816
Hong Kong Ferry Holdings Company	29,000	28,940
Hongkong Chinese, Ltd. (I)	4,000	805
Hung Hing Printing Group, Ltd.	82,000	12,222
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	26,000	13,716
Imagi International Holdings, Ltd. (I)	106,250	1,133
IT, Ltd.	80,601	28,825
K Wah International Holdings, Ltd.	161,338	73,436
King Stone Energy Group, Ltd. (I)	61,000	2,949
Kowloon Development Company, Ltd.	7,000	9,061
Lai Sun Development (I)	230,000	5,943
Lippo China Resources, Ltd.	36,000	977
Liu Chong Hing Investment	16,000	22,238
Melco International Development, Ltd.	9,000	16,879
Midland Holdings, Ltd.	48,000	17,895
Mongolia Energy Company, Ltd. (I)	122,000	3,514
Natural Beauty Bio-Technology, Ltd.	20,000	1,518
Neo-Neon Holdings, Ltd. (I)	39,500	6,843
New Times Energy Corp., Ltd. (I)	26,300	2,114
NewOcean Energy Holdings, Ltd.	34,000	20,199
Norstar Founders Group, Ltd. (I)	244,000	0
Pacific Andes International Holdings, Ltd.	218,671	9,695
Pacific Basin Shipping, Ltd.	105,000	59,255
Pacific Textile Holdings, Ltd.	77,000	86,668
Paliburg Holdings, Ltd.	46,000	15,075
Peace Mark Holdings, Ltd. (I)	164,000	0
Pearl Oriental Oil, Ltd. (I)	186,000	11,391
Pico Far East Holdings, Ltd.	100,000	34,024
Playmates Holdings, Ltd.	31,800	31,448
PNG Resources Holdings, Ltd. (I)	888,000	24,571
Polytec Asset Holdings, Ltd.	150,000	18,273
PYI Corp., Ltd.	372,000	8,958
Regal Hotels International Holdings, Ltd.	56,000	25,570
SA SA International Holdings, Ltd.	50,000	49,081
SEA Holdings, Ltd.	4,000	2,367
Shun Tak Holdings, Ltd.	120,250	57,362
Sing Tao News Corp., Ltd.	108,000	14,810
Singamas Container Holdings, Ltd.	158,000	32,336
SmarTone
Telecommunications Holdings, Ltd. (I)	19,000	31,173
SOCAM Development, Ltd.	16,674	20,301
Solomon Systech International, Ltd. (I)	254,000	11,080
South China (China), Ltd. (I)	256,000	24,425
Sun Hung Kai & Company, Ltd.	25,000	13,775
TAI Cheung Holdings, Ltd.	59,000	46,964
Texwinca Holdings, Ltd.	28,000	25,973
Titan Petrochemicals Group, Ltd. (I)	500,000	15,859
Transport International Holdings, Ltd.	19,200	40,429
Trinity, Ltd.	30,000	10,387
Upbest Group, Ltd.	148,000	18,700
Victory City International Holdings, Ltd.	105,827	14,357
Vitasoy International Holdings, Ltd.	102,000	122,961
VST Holdings Company, Ltd.	115,200	21,917
Wai Kee Holdings, Ltd.	68,000	16,283
Wing Tai Properties, Ltd.	102,000	63,920
YGM Trading, Ltd.	11,000	28,453
Yugang International, Ltd. (I)	312,000	1,960
		2,357,566

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Ireland - 1.7%
Aer Lingus Group PLC (I)	15,850	$31,164
Beazley PLC	57,792	202,801
C&C Group PLC	31,161	168,954
DCC PLC (Irish Stock Exchange)	6,369	249,429
FBD Holdings PLC	1,839	34,839
Glanbia PLC (Dublin Exchange)	4,470	60,204
Grafton Group PLC	18,960	132,173
Greencore Group PLC	24,808	50,386
Henderson Group PLC	72,524	160,290
IFG Group PLC	8,615	15,489
Irish Continental Group PLC	289	8,343
Kingspan Group PLC	10,256	136,426
Smurfit Kappa Group PLC	9,297	154,949
UBM PLC	12,014	120,236
United Drug PLC	20,187	95,294
		1,620,977
Isle of Man - 0.0%
Hansard Global PLC	6,816	11,942
Israel - 0.6%
Africa Israel Investments, Ltd. (I)	5,799	12,618
Ceragon Networks, Ltd. (I)	220	706
Clal Biotechnology Industries, Ltd. (I)	3,950	7,916
Clal Industries & Investments, Ltd.	6,262	25,795
Clal Insurance Enterprise Holdings, Ltd.	2,775	44,889
Delek Automotive Systems, Ltd.	2,309	22,463
Electra Israel, Ltd.	37	4,053
First International Bank of Israel, Ltd.	3,533	50,214
Frutarom Industries, Ltd.	2,382	35,956
Gilat Satellite Networks, Ltd. (I)	900	4,918
Given Imaging, Ltd. (I)	792	10,638
Hadera Paper, Ltd. (I)	244	13,891
Harel Insurance Investments &
Financial Services, Ltd.	685	33,705
Israel Discount Bank, Ltd. (I)	638	1,070
Ituran Location & Control, Ltd.	1,195	19,857
Jerusalem Oil Exploration (I)	308	8,618
Kamada, Ltd. (I)	929	10,387
Matrix IT, Ltd.	173	856
Melisron, Ltd.	35	732
Menorah Mivtachim Holdings, Ltd. (I)	1,766	17,570
Migdal Insurance Holdings, Ltd.	11,510	18,152
Oil Refineries, Ltd. (I)	10,550	4,726
Ormat Industries, Ltd. (I)	7,009	38,792
Partner Communications Company, Ltd.	25	158
Paz Oil Company, Ltd. (I)	378	58,614
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	32,928
Shikun & Binui, Ltd.	11,140	24,625
Shufersal, Ltd.	9,143	32,225
Strauss Group, Ltd.	2,935	44,858
The Phoenix Holdings, Ltd.	2,821	9,328
		591,258
Italy - 2.9%
ACEA SpA	8,580	71,585
Aeroporto di Venezia Marco Polo SpA	841	13,284
Amplifon SpA	9,264	46,358
Ansaldo STS SpA	8,748	84,578
Arnoldo Mondadori Editore SpA (I)	12,613	14,496
Astaldi SpA	4,499	30,963
Autogrill SpA (I)	4,059	56,427
Azimut Holding SpA	15,042	272,520
Banca Generali SpA	1,570	33,710

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banca Piccolo Credito Valtellinese Scarl (I)	22,689	$26,465
Banca Popolare dell’Emilia Romagna Scrl (I)	9,364	54,015
Banca Popolare dell’Etruria e del Lazio (I)	1,481	1,340
Banca Popolare di Milano Scarl (I)(L)	205,710	82,104
Banca Popolare di Sondrio SCARL	10,227	50,736
Biesse SpA (I)	3,189	12,157
Brembo SpA	2,573	45,881
Buzzi Unicem SpA	4,611	69,262
Cementir SpA	9,230	25,877
CIR-Compagnie Industriali Riunite SpA (I)	58,400	65,830
Credito Emiliano SpA	9,474	44,718
Danieli & C Officine Meccaniche SpA	2,311	53,898
De’ Longhi SpA	149	2,318
DeA Capital SpA (I)	4,665	8,072
DiaSorin SpA (L)	2,304	91,979
Ei Towers SpA	1,655	58,768
Engineering Ingegneria Informatica SpA	449	17,358
ERG SpA	6,865	64,159
Esprinet SpA	3,554	15,034
Eurotech SpA (I)	1,562	2,389
Falck Renewables SpA (I)	20,060	21,513
Finmeccanica SpA (I)	14,821	73,829
Fondiaria-SAI SpA (I)	11,892	21,865
Gemina SpA (I)	54,600	97,935
Geox SpA	8,390	20,887
Gruppo Editoriale L’Espresso SpA (I)	35,685	37,515
Hera SpA	58,891	111,687
IMMSI SpA (I)	24,591	13,721
Indesit Company SpA	2,066	15,417
Interpump SpA	6,839	60,747
Iren SpA	34,401	38,301
Italcementi SpA	5,020	32,065
Italmobiliare SpA (I)	827	17,662
Juventus Football Club SpA (I)	23,150	5,904
KME Group SpA (I)	27,631	10,342
Landi Renzo SpA (I)	3,939	5,981
MARR SpA	2,608	31,299
Mediaset SpA (I)	14,664	55,258
Milano Assicurazioni SpA (I)	24,455	14,919
Piaggio & C SpA	17,916	46,428
Prelios SpA (I)	4,442	3,533
Premafin Finanziaria SpA (I)	12,050	2,539
Recordati SpA	11,787	130,754
Safilo Group SpA (I)	1,868	35,816
Saras SpA (I)	11,985	15,538
Societa Iniziative Autostradali e Servizi SpA	5,263	42,899
Societa’ Cattolica di Assicurazioni SCRL	4,776	97,548
Sogefi SpA	3,551	12,066
SOL SpA	2,802	18,942
Sorin SpA (I)	28,116	71,340
Telecom Italia Media SpA (I)	73,686	7,287
Trevi Finanziaria SpA	4,195	33,472
Unipol Gruppo Finanziario SpA	12,240	40,061
Vittoria Assicurazioni SpA	2,112	17,668
Yoox SpA (I)	3,137	67,115
Zignago Vetro SpA	1,669	9,435
		2,755,569
Japan - 23.2%
Accordia Golf Company, Ltd.	79	83,077
Achilles Corp.	18,000	23,019
ADEKA Corp.	8,700	89,308
Advan Company, Ltd.	1,800	23,162
Aeon Delight Company, Ltd.	700	12,672

International Small Company Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ahresty Corp.	2,300	$14,133
AI Holdings Corp.	3,400	29,964
Aica Kogyo Company, Ltd.	5,200	104,344
Aichi Bank, Ltd.	900	40,611
Aichi Corp.	3,200	15,359
Aichi Steel Corp.	10,000	44,269
Aida Engineering, Ltd.	7,500	57,327
Aiphone Company, Ltd.	1,300	21,310
Airport Facilities Company, Ltd.	2,900	17,214
Aisan Industry Company, Ltd.	2,500	24,706
Akita Bank, Ltd.	15,000	37,208
Alpen Company, Ltd.	1,700	32,706
Alpha Systems, Inc.	840	9,478
Alpine Electronics, Inc.	3,300	33,310
Alps Electric Company, Ltd.	1,600	11,972
Amano Corp.	6,100	64,279
Amiyaki Tei Company., Ltd.	5	13,395
AOC Holdings, Inc.	4,400	13,727
AOKI Holdings, Inc.	2,000	60,400
Aomori Bank, Ltd.	23,000	57,515
Aoyama Trading Company, Ltd.	200	5,288
Arakawa Chemical Industries, Ltd.	1,900	16,597
Arc Land Sakamoto Company, Ltd.	1,200	18,586
Arcs Company, Ltd.	3,125	61,098
Ariake Japan Company, Ltd.	1,900	46,403
Arisawa Manufacturing Company, Ltd.	3,300	12,776
Arnest One Corp.	3,000	59,049
As One Corp.	1,400	34,785
Asahi Company, Ltd.	1,500	21,980
Asahi Diamond Industrial Company, Ltd.	5,000	47,343
Asahi Holdings, Inc.	1,800	27,189
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	13,149
ASATSU-DK, Inc.	2,300	53,699
ASKA Pharmaceutical Company, Ltd.	3,000	19,209
ASKUL Corp.	2,100	38,656
Atom Corp.	1,100	6,367
Atsugi Company, Ltd.	19,000	20,500
Avex Group Holdings, Inc.	3,400	107,134
Bando Chemical Industries, Ltd.	8,000	29,094
Bank of Iwate, Ltd.	1,400	54,067
Bank of Nagoya, Ltd.	17,000	66,684
Bank of Okinawa, Ltd.	2,100	88,301
Bank of Saga, Ltd.	15,000	30,704
Bank of the Ryukyus, Ltd.	4,800	60,355
Belc Company, Ltd.	1,400	24,667
BIC Camera, Inc. (L)	33	14,258
BML, Inc.	1,200	30,444
Bookoff Corp.	1,400	9,862
Bunka Shutter Company, Ltd.	5,000	26,554
CAC Corp.	1,500	13,037
Can Do Company, Ltd.	1,600	23,805
Canon Electronics, Inc.	1,700	31,094
Cawachi, Ltd.	2,000	41,661
Central Glass Company, Ltd.	19,000	59,776
Chi Group Company, Ltd. (I)	2,700	7,658
Chino Corp.	2,000	4,356
Chiyoda Company, Ltd.	2,600	66,565
Chiyoda Integre Company, Ltd.	1,400	17,562
Chofu Seisakusho Company, Ltd.	2,100	45,515
Chori Company, Ltd.	1,700	17,252
Chubu Shiryo Company, Ltd.	2,000	10,719
Chudenko Corp.	2,600	25,587

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chuetsu Pulp & Paper Company, Ltd.	10,000	$15,226
Chugai Mining Company, Ltd. (I)	34,900	9,037
Chugai Ro Company, Ltd.	5,000	12,755
Chugoku Marine Paints, Ltd.	6,000	29,737
Chukyo Bank, Ltd.	9,000	16,613
Chuo Denki Kogyo Company, Ltd.	2,200	7,298
CKD Corp.	5,400	46,721
Clarion Company, Ltd. (I)	5,000	6,252
Cleanup Corp.	2,100	16,644
CMK Corp.	5,400	17,153
Coca-Cola Central Japan Company, Ltd.	1,400	21,276
Cocokara Fine Holdings, Inc.	1,540	48,914
Corona Corp.	1,600	17,617
Cosel Company, Ltd.	1,200	15,343
Cybozu, Inc.	40	11,003
Dai Nippon Toryo Company, Ltd.	12,000	17,667
Dai-Dan Company, Ltd.	2,000	10,352
Daido Metal Company, Ltd.	4,000	27,266
Daidoh, Ltd.	2,000	13,021
Daifuku Company, Ltd.	6,500	47,456
Daihen Corp.	8,000	34,616
Daiichi Jitsugyo Company, Ltd.	4,000	17,021
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	200	3,606
Daiken Corp.	9,000	24,061
Daikoku Denki Company, Ltd.	800	15,331
Daikyo, Inc.	19,000	56,907
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	30,625
Daio Paper Corp.	7,000	39,966
Daisan Bank, Ltd.	17,000	27,427
Daiseki Company, Ltd.	2,900	50,878
Daishi Bank, Ltd.	27,000	89,028
Daiso Company, Ltd.	7,000	20,646
Daisyo Corp.	1,300	16,400
Daiwa Industries, Ltd.	4,000	21,901
Daiwabo Holdings Company, Ltd.	17,000	26,314
DCM Holdings Company, Ltd.	7,700	60,484
Denki Kogyo Company, Ltd.	7,000	37,341
Denyo Company, Ltd.	1,700	24,565
Descente, Ltd.	4,000	28,077
Doshisha Company, Ltd.	2,400	34,219
Doutor Nichires Holdings Company, Ltd.	2,900	40,829
Dr. Ci:Labo Company, Ltd. (L)	15	39,853
DTS Corp.	1,700	24,736
Dunlop Sports Company, Ltd.	1,300	14,694
Duskin Company, Ltd.	6,000	112,952
Dydo Drinco, Inc.	1,200	47,612
Eagle Industry Company, Ltd.	2,000	24,908
EDION Corp.	6,100	34,630
Ehime Bank, Ltd.	18,000	44,286
Eighteenth Bank, Ltd.	20,000	46,384
Eiken Chemical Company, Ltd.	1,400	22,269
Eizo Corp.	1,500	32,262
Elematec Corp.	700	8,787
EPS Company, Ltd.	28	31,169
Espec Corp.	1,600	11,115
F&A Aqua Holdings, Inc.	2,400	35,555
Fancl Corp.	2,600	31,197
FCC Company, Ltd.	2,800	66,182
Felissimo Corp.	800	9,047
Foster Electric Company, Ltd.	2,100	34,496
France Bed Holdings Company, Ltd.	11,000	21,121
Fuji Company, Ltd.	2,100	38,022

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fuji Corp., Ltd.	100	$649
Fuji Electronics Company, Ltd.	1,600	20,699
Fuji Oil Company, Ltd.	5,800	100,582
Fuji Seal International, Inc.	1,700	48,082
Fuji Soft, Inc.	1,800	37,930
Fujibo Holdings, Inc.	7,000	16,799
Fujicco Company, Ltd.	2,000	22,844
Fujikura Kasei Company, Ltd.	2,000	8,631
Fujikura, Ltd.	1,000	3,550
Fujimori Kogyo Company, Ltd.	1,600	47,126
Fujita Kanko, Inc.	1,000	4,179
Fujitec Company, Ltd.	5,000	49,901
Fujitsu General, Ltd.	6,000	58,384
Fujiya Company, Ltd.	6,000	11,386
Fukui Bank, Ltd.	23,000	49,168
Fukushima Bank, Ltd.	21,000	15,670
Funai Consulting Company, Ltd.	3,300	24,136
Funai Electric Company, Ltd.	2,600	25,562
Furukawa Company, Ltd.	27,000	45,741
Furukawa-Sky Aluminum Corp.	9,000	24,504
Fuso Pharmaceutical Industries, Ltd.	5,000	15,866
Futaba Corp.	2,900	34,594
Futaba Industrial Company, Ltd. (I)	3,400	15,497
Future System Consulting Corp.	200	1,002
Fuyo General Lease Company, Ltd.	1,700	63,513
Gakken Company, Ltd.	4,000	11,052
Geo Corp.	39	34,960
GLOBERIDE, Inc.	10,000	11,587
GMO Internet, Inc.	3,800	36,404
Godo Steel, Ltd.	16,000	25,170
Goldcrest Company, Ltd.	2,190	50,476
Goldwin, Inc.	5,000	23,799
Gulliver International Company, Ltd.	5,500	37,032
Gun-Ei Chemical Industry Company, Ltd.	4,000	15,390
Gunze, Ltd.	13,000	31,460
Hakuto Company, Ltd.	1,300	12,033
Hamakyorex Company, Ltd.	500	17,183
Hanwa Company, Ltd.	14,000	53,222
Harashin Narus Holdings Company, Ltd.	1,300	22,289
Harima Chemicals, Inc.	2,000	9,640
Hazama Corp.	1,590	3,543
Heiwa Real Estate Company, Ltd.	3,500	58,381
Heiwado Company, Ltd.	2,000	33,742
Hibiya Engineering, Ltd.	2,400	23,442
Hiday Hidaka Corp.	1,320	27,444
Higashi-Nippon Bank, Ltd.	17,000	35,141
Hioki Ee Corp.	500	7,259
HIS Company, Ltd.	1,800	76,862
Hisaka Works, Ltd.	2,000	17,060
Hitachi Cable, Ltd. (I)(L)	13,000	23,725
Hitachi Koki Company, Ltd.	5,700	45,580
Hitachi Kokusai Electric, Inc.	3,000	36,000
Hitachi Medical Corp.	2,000	25,500
Hitachi Zosen Corp.	47,000	66,351
Hochiki Corp.	3,000	13,937
Hodogaya Chemical Company, Ltd.	7,000	13,058
Hogy Medical Company, Ltd.	1,200	68,717
Hokkaido Gas Company, Ltd.	3,000	7,719
Hokkan Holdings, Ltd.	5,000	15,579
Hokuetsu Bank, Ltd.	21,000	41,928
Hokuetsu Paper Mills, Ltd.	9,500	40,521
Hokuto Corp.	1,600	27,861
Honeys Company, Ltd.	1,350	14,805

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Horiba, Ltd.	2,500	$91,382
Hosiden Corp.	6,500	36,324
Hosokawa Micron Corp.	3,000	20,541
Hyakujushi Bank, Ltd.	21,000	68,610
IBJ Leasing Company, Ltd.	1,900	54,700
Ichikoh Industries, Ltd. (I)	4,000	6,011
ICOM, Inc.	1,000	24,210
IDEC Corp.	2,500	24,099
Ihara Chemical Industry Company, Ltd.	5,000	31,260
Iino Kaiun Kaisha, Ltd.	5,200	28,264
Ikegami Tsushinki Company, Ltd. (I)	4,000	3,630
Imasen Electric Industrial	1,700	25,817
Imperial Hotel, Ltd.	400	13,956
Inaba Denki Sangyo Company, Ltd.	1,600	41,204
Inaba Seisakusho Company, Ltd.	200	3,060
Inabata & Company, Ltd.	5,100	41,964
Inageya Company, Ltd.	4,400	42,102
Ines Corp.	2,700	17,643
Intage, Inc.	800	18,530
Internet Initiative Japan, Inc.	2,400	92,494
Inui Steamship Company, Ltd. (I)	2,500	8,446
Iseki & Company, Ltd.	12,000	34,488
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	22,911
IT Holdings Corp.	6,500	86,385
ITC Networks Corp.	3,200	28,620
Itochu Enex Company, Ltd.	5,900	30,341
Itochu-Shokuhin Company, Ltd.	600	20,358
Itoham Foods, Inc.	12,000	52,997
Iwatani International Corp.	11,000	38,711
Izumiya Company, Ltd.	9,000	40,927
J-Oil Mills, Inc.	9,000	27,822
Jalux, Inc.	1,300	12,662
Japan Aviation Electronics Industry, Ltd.	4,000	38,723
Japan Digital Laboratory Company, Ltd.	2,200	22,399
Japan Pulp & Paper Company, Ltd.	6,000	17,562
Japan Transcity Corp., Ltd.	5,000	15,611
Japan Wool Textile Company, Ltd.	8,000	57,031
Jastec Company, Ltd.	400	2,756
JBCC Holdings, Inc.	1,900	18,744
JMS Company, Ltd.	1,000	3,318
Joshin Denki Company, Ltd.	3,000	25,108
JSP Corp.	2,600	38,749
JVC Kenwood Corp.	9,070	21,402
Kadokawa Holdings, Inc. (L)	2,000	64,029
Kaga Electronics Company, Ltd.	2,700	21,265
Kameda Seika Company, Ltd.	1,800	50,002
Kamei Corp.	2,000	15,306
Kanamoto Company, Ltd.	3,000	59,930
Kandenko Company, Ltd.	7,000	29,755
Kanematsu Corp. (I)	40,000	44,772
Kanematsu Electronics, Ltd.	1,300	16,765
Kanto Natural Gas Development, Ltd.	3,000	20,328
Kasumi Company, Ltd.	4,200	26,637
Katakura Industries Company, Ltd.	2,100	26,090
Kato Sangyo Company, Ltd.	2,700	56,383
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	10,466
Keiyo Company, Ltd. (L)	3,600	17,496
KEY Coffee, Inc.	600	9,356
Kimoto Company, Ltd.	1,500	11,117
Kinki Sharyo Company, Ltd.	3,000	9,710
Kintetsu World Express, Inc.	1,300	52,107
Kinugawa Rubber Industrial Company, Ltd.	6,000	34,383

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kisoji Company, Ltd.	1,100	$20,785
Kissei Pharmaceutical Company, Ltd.	3,000	60,622
Kita-Nippon Bank, Ltd.	700	15,603
Kitz Corp.	10,000	49,813
Kiyo Holdings, Inc.	53,000	69,476
Koa Corp.	3,300	28,489
Koatsu Gas Kogyo Company, Ltd.	3,000	17,242
Kohnan Shoji Company, Ltd. (L)	2,800	31,819
Kohsoku Corp.	1,700	15,856
Kojima Company, Ltd.	3,000	9,305
Kokuyo Company, Ltd.	8,300	57,664
Komatsu Seiren Company, Ltd.	2,000	9,659
Komatsu Wall Industry Company, Ltd.	1,000	20,268
Komori Corp.	6,300	73,440
Konishi Company, Ltd.	1,700	31,713
KRS Corp.	900	8,512
Kumagai Gumi Company, Ltd. (I)	17,000	15,771
Kumiai Chemical Industry Company, Ltd.	4,000	22,386
Kura Corp.	800	13,891
Kurabo Industries, Ltd.	22,000	35,424
Kureha Corp.	14,000	44,468
Kurimoto, Ltd.	10,000	25,411
Kuroda Electric Company, Ltd.	3,100	41,293
Kyodo Printing Company, Ltd.	8,000	22,345
Kyodo Shiryo Company, Ltd.	8,000	8,631
Kyoei Steel, Ltd.	1,100	16,238
Kyokuto Securities Company, Ltd.	1,000	15,954
Kyokuyo Company, Ltd.	1,000	2,571
Kyoritsu Maintenance Company, Ltd.	1,200	42,291
Kyosan Electric Manufacturing Company, Ltd.	6,000	20,089
Kyowa Exeo Corp.	6,700	75,396
Kyudenko Corp.	4,000	16,713
LEC, Inc.	700	8,022
Life Corp.	2,700	33,921
Macnica, Inc.	1,300	29,494
Maeda Corp.	10,000	49,631
Maezawa Kasei Industries Company, Ltd.	1,100	10,770
Maezawa Kyuso Industries Company, Ltd.	1,500	18,590
Makino Milling Machine Company, Ltd.	8,000	46,952
Mandom Corp.	1,400	46,666
Mars Engineering Corp.	700	13,376
Marubun Corp.	2,600	11,676
Marudai Food Company, Ltd.	12,000	38,703
Maruetsu, Inc.	6,000	18,512
Maruha Nichiro Holdings, Inc.	27,385	54,952
Marusan Securities Company, Ltd.	7,800	47,668
Maruwa Company, Ltd.	900	30,424
Maruzen Showa Unyu Company, Ltd.	6,000	20,933
Matsuda Sangyo Company, Ltd.	1,400	17,534
Matsuya Foods Company, Ltd.	700	11,053
Max Company, Ltd.	5,000	54,045
Maxvalu Tokai Company, Ltd.	900	11,443
Megmilk Snow Brand Company, Ltd.	4,600	68,501
Meidensha Corp.	17,000	57,772
Meiji Shipping Company, Ltd.	2,900	11,698
Meiko Network Japan Company, Ltd.	3,000	39,244
Meitec Corp.	3,100	72,180
Meito Sangyo Company, Ltd.	900	9,211
Melco Holdings, Inc.	1,200	16,092
Michinoku Bank, Ltd.	14,000	27,104
Mikuni Coca-Cola Bottling Company, Ltd.	3,300	38,364
Milbon Company, Ltd.	880	31,055
Mimasu Semiconductor Industry Company, Ltd.	1,400	11,789

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Minato Bank, Ltd.	16,000	$28,115
Minebea Company, Ltd.	5,000	18,252
Ministop Company, Ltd.	1,800	29,747
Mirait Holdings Corp.	5,440	48,690
Misawa Homes Company, Ltd.	3,600	66,904
Mitsuba Corp.	4,000	62,455
Mitsubishi Kakoki Kaisha, Ltd. (I)	7,000	12,071
Mitsubishi Paper Mills, Ltd. (I)	37,000	34,324
Mitsubishi Pencil Company, Ltd.	2,400	47,297
Mitsubishi Steel Manufacturing Company, Ltd.	10,000	20,269
Mitsuboshi Belting Company, Ltd.	6,000	28,042
Mitsui High-Tec, Inc.	2,200	13,910
Mitsui Home Company, Ltd.	3,000	14,238
Mitsui Knowledge Industry Company, Ltd.	90	12,814
Mitsui Matsushima Company, Ltd.	10,000	13,531
Mitsui Mining & Smelting Company, Ltd.	6,000	12,766
Mitsui Sugar Company, Ltd.	8,000	25,446
Mitsui-Soko Company, Ltd.	2,000	9,923
Mitsuuroko Holdings Company, Ltd.	3,200	15,585
Miura Company, Ltd.	2,600	64,808
Miyazaki Bank, Ltd.	14,000	42,068
Miyoshi Oil & Fat Company, Ltd.	9,000	13,159
Mizuno Corp.	7,000	37,947
Modec, Inc.	500	14,629
Mori Seiki Company, Ltd.	7,900	88,828
Morinaga & Company, Ltd.	14,000	28,234
Morinaga Milk Industry Company, Ltd.	14,000	40,910
Morita Corp.	3,000	25,258
MOS Food Services, Inc.	1,800	33,317
Moshi Moshi Hotline, Inc.	4,400	54,445
Mr. Max Corp.	3,200	10,662
Musashi Seimitsu Industry Company, Ltd.	1,800	43,398
Musashino Bank, Ltd.	3,800	125,303
Nachi-Fujikoshi Corp.	11,000	49,584
Nagaileben Company, Ltd.	1,800	30,038
Nagano Bank, Ltd.	8,000	14,863
Nagatanien Company, Ltd.	2,000	18,000
Nakamuraya Company, Ltd.	3,000	12,356
Nakayama Steel Works, Ltd. (I)	11,000	7,432
NEC Fielding, Ltd.	1,200	14,666
NEC Leasing, Ltd.	800	16,136
NEC Networks & System Integration Corp.	2,700	61,257
NET One Systems Company, Ltd.	6,400	49,499
Neturen Company, Ltd.	3,800	26,590
Nice Holdings, Inc.	6,000	12,403
Nichias Corp.	7,000	44,115
Nichicon Corp.	4,600	44,162
Nichiden Corp.	700	16,823
Nichiha Corp.	2,400	35,745
Nichii Gakkan Company, Ltd.	3,200	27,776
Nichireki Company, Ltd.	3,000	19,087
Nidec Copal Corp.	1,200	10,201
Nifco, Inc.	2,700	57,345
Nihon Dempa Kogyo Company, Ltd.	1,800	16,934
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,058
Nihon M&A Center, Inc.	800	44,612
Nihon Nohyaku Company, Ltd.	4,000	38,117
Nihon Parkerizing Company, Ltd.	4,000	78,612
Nihon Shokuhin Kako Company, Ltd.	2,000	7,277
Nihon Yamamura Glass Company, Ltd.	10,000	17,194
Nikkiso Company, Ltd.	6,000	78,713
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	27,117

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Carbon Company, Ltd.	12,000	$21,055
Nippon Ceramic Company, Ltd.	2,100	27,661
Nippon Chemi-Con Corp. (I)	11,000	42,154
Nippon Chemical Industrial Company, Ltd. (I)	7,000	9,106
Nippon Coke & Engineering Company, Ltd.	18,000	18,904
Nippon Denko Company, Ltd.	4,000	11,012
Nippon Densetsu Kogyo Company, Ltd.	5,000	51,777
Nippon Fine Chemical Company, Ltd.	1,800	11,307
Nippon Flour Mills Company, Ltd.	13,000	65,678
Nippon Formula Feed
Manufacturing Company, Ltd.	8,000	9,761
Nippon Gas Company, Ltd.	3,000	33,824
Nippon Kanzai Company, Ltd.	700	10,157
Nippon Koei Company, Ltd.	8,000	29,927
Nippon Konpo Unyu Soko Company, Ltd.	6,000	100,494
Nippon Koshuha Steel Company, Ltd. (I)	8,000	7,099
Nippon Light Metal Holdings Co Ltd.	43,000	52,034
Nippon Road Company, Ltd.	7,000	36,563
Nippon Seiki Company, Ltd.	4,000	51,669
Nippon Sharyo, Ltd.	8,000	38,480
Nippon Sheet Glass Company, Ltd. (I)	11,000	10,316
Nippon Shinyaku Company, Ltd.	4,000	66,755
Nippon Signal Company, Ltd.	2,700	19,930
Nippon Soda Company, Ltd.	16,000	79,863
Nippon Suisan Kaisha, Ltd. (I)	15,600	30,674
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	31,765
Nippon Thompson Company, Ltd.	8,000	41,195
Nippon Valqua Industries, Ltd.	8,000	20,328
Nippon Yakin Kogyo Company, Ltd. (I)	11,000	12,202
Nipro Corp.	2,200	24,537
Nishimatsu Construction Company, Ltd.	29,000	64,042
Nishimatsuya Chain Company, Ltd.	5,100	49,265
Nissen Holdings Company, Ltd.	3,100	9,815
Nisshin Fudosan Company, Ltd.	2,900	19,243
Nisshin Oillio Group, Ltd.	13,000	47,669
Nisshin Steel Holdings Co Ltd.	560	4,343
Nissin Corp.	8,000	21,619
Nissin Electric Company, Ltd.	2,000	12,806
Nissin Kogyo Company, Ltd.	2,100	38,075
Nissui Pharmaceutical Company, Ltd.	1,600	17,892
Nitta Corp.	2,300	45,503
Nittan Valve Company, Ltd.	1,200	3,661
Nittetsu Mining Company, Ltd.	6,000	23,111
Nitto Boseki Company, Ltd.	13,000	40,508
Nitto Kogyo Corp.	3,400	62,328
Nitto Kohki Company, Ltd.	1,000	18,513
Noevir Holdings Company, Ltd.	1,600	24,885
NOF Corp.	16,000	90,102
Nohmi Bosai, Ltd.	2,000	17,032
Noritake Company, Ltd.	12,000	31,218
Noritsu Koki Company, Ltd.	1,900	12,377
Noritz Corp.	900	15,627
NS Solutions Corp.	1,500	28,027
NS United Shinwa Kaiun Kaisha, Ltd. (I)	8,000	11,456
NSD Company, Ltd.	3,100	32,034
Obara Group, Inc.	1,400	42,352
OBIC Business Consultants, Ltd.	650	35,882
Oenon Holdings, Inc.	6,000	13,855
Ogaki Kyoritsu Bank, Ltd.	27,000	78,681
Oiles Corp.	2,400	49,599
Oita Bank, Ltd.	12,000	38,115
Okabe Company, Ltd.	5,700	55,176

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Okamoto Industries, Inc.	7,000	$21,394
Okamura Corp.	7,000	47,075
Okinawa Electric Power Company, Inc.	1,300	49,287
OKK Corp.	10,000	14,017
OKUMA Corp.	4,000	30,212
Okumura Corp.	12,000	45,981
Okura Industrial Company, Ltd.	4,000	14,210
Okuwa Company, Ltd.	3,000	30,589
Onoken Company, Ltd.	1,500	13,976
Onward Holdings Company, Ltd.	2,000	16,557
Optex Company, Ltd.	1,200	19,390
Organo Corp.	3,000	15,064
Origin Electric Company, Ltd.	3,000	9,226
Osaka Steel Company, Ltd.	1,400	23,168
Osaki Electric Company, Ltd.	3,000	17,001
OSG Corp.	300	4,504
Oyo Corp.	2,700	42,233
Pacific Industrial Company, Ltd.	5,000	39,427
Pal Company, Ltd.	1,100	31,956
PanaHome Corp.	7,000	45,174
Panasonic Information Systems	1,000	22,716
Parco Company, Ltd.	800	8,115
Paris Miki, Inc.	1,100	5,513
Pasona Group, Inc.	22	14,530
Penta-Ocean Construction Company, Ltd.	14,500	32,459
Pilot Corp.	1,600	53,741
Piolax, Inc.	1,300	31,579
Plenus Company, Ltd.	2,400	39,469
Point, Inc.	910	43,163
Press Kogyo Company, Ltd.	7,000	29,859
Prima Meat Packers, Ltd.	16,000	31,674
Pronexus, Inc.	2,900	18,840
Rasa Industries, Ltd. (I)	4,000	4,501
Resorttrust, Inc.	1,500	47,394
Rhythm Watch Company, Ltd.	12,000	17,938
Ricoh Leasing Company, Ltd.	2,100	56,137
Riken Corp.	9,000	35,939
Riken Keiki Company, Ltd.	1,300	9,713
Riken Technos Corp.	3,000	9,001
Riken Vitamin Company, Ltd.	1,200	28,058
Ringer Hut Company, Ltd.	800	10,890
Riso Kyoiku Company, Ltd. (L)	361	31,742
Rock Field Company, Ltd.	1,000	18,931
Roland Corp.	2,500	23,191
Round One Corp.	3,800	23,067
Royal Holdings Company, Ltd.	2,700	39,313
Ryobi, Ltd.	9,000	26,047
Ryoden Trading Company, Ltd.	4,000	25,855
Ryosan Company, Ltd.	3,600	63,059
Ryoyo Electro Corp.	2,600	21,314
S Foods, Inc.	500	4,537
Saibu Gas Company, Ltd.	19,000	45,847
Saizeriya Company, Ltd.	3,000	40,713
Sakai Chemical Industry Company, Ltd.	9,000	24,049
Sakata INX Corp.	6,000	50,352
Sakata Seed Corp.	2,900	40,265
Sala Corp.	1,500	7,940
San-A Company, Ltd.	700	33,852
San-Ai Oil Company, Ltd.	5,000	18,440
Sangetsu Company, Ltd.	3,400	84,982
Sanken Electric Company, Ltd.	12,000	56,511
Sanki Engineering Company, Ltd.	6,000	35,714
Sanko Marketing Foods Company, Ltd.	2	1,855

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sankyo Seiko Company, Ltd.	3,200	$11,208
Sankyo Tateyama, Inc.	2,200	55,851
Sankyu, Inc.	8,000	30,170
Sanoh Industrial Company, Ltd.	2,600	18,693
Sanshin Electronics Company, Ltd.	2,600	15,728
Sanyo Chemical Industries, Ltd.	8,000	50,122
Sanyo Denki Company, Ltd.	5,000	41,090
Sanyo Shokai, Ltd.	11,000	27,507
Sanyo Special Steel Company, Ltd.	10,000	48,203
Sasebo Heavy Industries Company, Ltd. (I)	9,000	8,259
Sato Corp.	1,700	31,730
Satori Electric Company, Ltd.	2,000	10,083
Seika Corp.	7,000	17,293
Seikagaku Corp.	3,300	39,971
Seiren Company, Ltd.	5,200	32,457
Sekisui Jushi Corp.	3,000	36,905
Sekisui Plastics Company, Ltd.	5,000	13,310
Senko Company, Ltd.	9,000	45,991
Senshukai Company, Ltd.	4,400	38,067
Shibusawa Warehouse Company, Ltd.	5,000	21,201
Shibuya Kogyo Company, Ltd.	800	6,984
Shikibo, Ltd.	11,000	12,201
Shikoku Bank, Ltd.	15,000	35,663
Shikoku Chemicals Corp.	3,000	20,263
Shima Seiki Manufacturing, Ltd.	2,300	40,007
Shimachu Company, Ltd.	3,800	93,188
Shimizu Bank, Ltd.	900	26,158
Shin Nippon Air Technologies Company, Ltd.	2,800	16,545
Shin-Etsu Polymer Company, Ltd.	3,000	9,408
Shinagawa Refractories Company, Ltd.	6,000	11,737
Shindengen Electric
Manufacturing Company, Ltd.	5,000	24,252
Shinkawa, Ltd.	1,500	11,239
Shinko Electric Company, Ltd.	12,000	19,239
Shinko Plantech Company, Ltd.	3,300	24,896
Shinko Shoji Company, Ltd.	2,700	22,921
Shinmaywa Industries, Ltd.	9,000	70,185
Ship Healthcare Holdings, Inc.	2,600	95,690
Shizuoka Gas Company, Ltd.	4,500	32,180
Shochiku Company, Ltd.	2,000	18,472
Showa Corp.	3,500	45,106
Showa Sangyo Company, Ltd.	7,000	21,598
Siix Corp.	2,200	26,354
Simplex Technology, Inc.	40	18,021
Sinanen Company, Ltd.	6,000	22,203
Sintokogio, Ltd.	4,600	38,292
SMK Corp.	6,000	16,931
Sogo Medical Company, Ltd.	600	22,687
ST Corp.	1,100	11,241
St. Marc Holdings Company, Ltd.	900	40,610
Star Micronics Company, Ltd.	2,600	28,196
Starzen Company, Ltd.	6,000	15,742
Stella Chemifa Corp.	800	12,503
Sumikin Bussan Corp.	9,000	24,684
Suminoe Textile Company, Ltd.	5,000	11,445
Sumitomo Densetsu Company, Ltd.	2,100	30,175
Sumitomo Light Metal Industries, Ltd.	29,000	26,611
Sumitomo Osaka Cement Company, Ltd.	4,000	12,746
Sumitomo Pipe & Tube Company, Ltd.	2,300	23,193
Sumitomo Seika Chemicals Company, Ltd.	4,000	15,483
Sumitomo Warehouse Company, Ltd.	16,048	91,757
SWCC Showa Holdings Company, Ltd. (I)	24,000	19,361
T Rad Company, Ltd.	7,000	24,282

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
T. Hasegawa Company, Ltd.	1,600	$22,845
Tachi-S Company, Ltd.	2,700	36,102
Tachibana Eletech Company, Ltd.	1,500	14,315
Tadano, Ltd.	11,000	140,875
Taihei Dengyo Kaisha, Ltd.	3,000	19,813
Taihei Kogyo Company, Ltd.	5,000	18,302
Taiho Kogyo Company, Ltd.	2,500	32,722
Taikisha, Ltd.	2,100	51,666
Taisei Lamick Company, Ltd.	500	12,106
Taiyo Holdings Company, Ltd.	1,300	42,079
Takagi Securities Company, Ltd.	5,000	19,061
Takamatsu Corp.	1,500	23,779
Takaoka Toko Holdings Co Ltd.	700	10,959
Takara Standard Company, Ltd.	7,000	48,490
Takasago International Corp.	8,000	38,235
Takasago Thermal Engineering Company, Ltd.	5,700	48,250
Takihyo Company, Ltd.	3,000	13,007
Takiron Company, Ltd.	6,000	25,350
Takuma Company, Ltd.	6,000	44,954
Tamron Company, Ltd.	1,500	31,385
Tamura Corp.	7,000	15,280
Tatsuta Electric Wire & Cable Company, Ltd.	6,000	56,570
Tecmo Koei Holdings Company, Ltd.	2,100	18,803
Teikoku Electric Manufacturing Company, Ltd.	700	13,834
Teikoku Piston Ring Company, Ltd.	1,400	22,052
Teikoku Sen-I Company, Ltd.	2,000	14,601
Temp Holdings Company, Ltd.	2,400	54,815
Tenma Corp.	1,800	21,127
The Chiba Kogyo Bank, Ltd. (I)	3,200	23,266
The Daiei, Inc. (I)	5,650	16,377
The Hokkoku Bank, Ltd.	5,000	17,343
The Hyakugo Bank, Ltd.	20,000	83,089
The Pack Corp.	1,300	21,232
The San-in Godo Bank, Ltd.	8,000	59,371
The Yachiyo Bank, Ltd.	1,700	51,427
Tigers Polymer Corp.	1,000	4,043
TKC Corp.	1,500	27,064
TOA Construction Corp. (I)	22,000	30,170
Toagosei Company, Ltd.	18,000	72,420
Tobishima Corp. (I)	7,200	7,478
TOC Company, Ltd.	6,800	44,092
Tocalo Company, Ltd.	1,300	17,238
Tochigi Bank, Ltd.	11,000	37,935
Toda Corp.	17,000	47,233
Toda Kogyo Corp.	3,000	7,805
Toei Company, Ltd.	5,000	32,241
Toenec Corp.	4,000	19,481
Toho Bank, Ltd.	18,000	55,315
Toho Company, Ltd.	3,000	10,777
Toho Zinc Company, Ltd.	10,000	28,740
Tohoku Bank, Ltd.	4,000	5,687
Tokai Carbon Company, Ltd.	17,000	45,085
Tokai Holdings Corp.	4,000	12,987
Tokai Rubber Industries, Ltd.	2,400	21,587
Token Corp.	810	44,924
Tokimec, Inc.	5,000	10,437
Tokushu Tokai Paper Company, Ltd.	15,000	29,947
Tokyo Dome Corp.	11,000	68,110
Tokyo Energy & Systems, Inc.	2,000	8,840
Tokyo Ohka Kogyo Company, Ltd.	3,400	78,171
Tokyo Rakutenchi Company, Ltd.	2,000	9,697
Tokyo Rope Manufacturing Company, Ltd. (I)	12,000	14,931
Tokyo Seimitsu Company, Ltd.	2,600	57,917

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Tekko Company, Ltd.	4,000	$14,117
Tokyo Theatres Company, Inc.	9,000	13,704
Tokyo Tomin Bank, Ltd.	2,800	33,149
Tokyu Community Corp.	700	30,629
Tokyu Construction Company, Ltd. (I)	9,910	23,384
Tokyu Livable, Inc.	1,800	34,615
Tomato Bank, Ltd.	11,000	19,854
Tomen Devices Corp.	600	10,021
Tomen Electronics Corp.	1,900	22,434
Tomoe Corp.	2,200	7,587
Tomoe Engineering Company, Ltd.	800	13,152
Tomoku Company, Ltd.	6,000	18,665
TOMONY Holdings, Inc.	15,000	58,384
Tomy Company, Ltd.	4,500	21,095
Tonami Holdings Company, Ltd.	6,000	12,281
Toppan Forms Company, Ltd.	5,600	48,562
Topre Corp.	4,300	37,247
Topy Industries, Ltd.	18,000	35,394
Toridoll Corp.	1,400	14,557
Torigoe Company, Ltd.	2,300	14,827
Torii Pharmaceutical Company, Ltd.	1,100	23,632
Torishima Pump Manufacturing Company, Ltd.	900	7,360
Toshiba Machine Company, Ltd.	8,000	39,125
Toshiba TEC Corp.	9,000	48,553
Tosho Printing Company, Ltd.	6,000	14,667
Totetsu Kogyo Company, Ltd.	3,000	53,906
Tottori Bank, Ltd.	4,000	7,744
Towa Bank, Ltd.	21,000	19,108
Towa Corp.	2,200	14,730
Towa Pharmaceutical Company, Ltd.	700	28,548
Toyo Corp.	3,200	39,753
Toyo Electric Manufacturing Company, Ltd.	3,000	8,016
Toyo Ink Manufacturing Company, Ltd.	15,000	74,115
Toyo Kohan Company, Ltd.	4,000	13,502
Toyo Securities Company, Ltd.	6,000	18,153
Toyo Tanso Company, Ltd.	1,000	17,686
Toyo Tire & Rubber Company, Ltd.	15,000	78,960
Toyo Wharf & Warehouse Company, Ltd.	6,000	10,357
Toyobo Company, Ltd.	32,936	50,151
Transcosmos, Inc.	2,800	42,389
Trusco Nakayama Corp.	2,500	49,858
TSI Holdings Company, Ltd.	9,970	58,760
Tsubakimoto Chain Company, Ltd.	8,000	47,395
Tsugami Corp.	6,000	34,908
Tsukishima Kikai Company, Ltd.	2,000	19,581
Tsukuba Bank, Ltd.	5,700	19,830
Tsurumi Manufacturing Company, Ltd.	2,000	17,013
Tsutsumi Jewelry Company, Ltd.	1,100	25,119
U-Shin, Ltd.	2,300	16,360
Ube Material Industries, Ltd.	5,000	12,705
Uchida Yoko Company, Ltd.	4,000	11,535
ULVAC, Inc. (I)	2,900	22,986
Uniden Corp. (I)	9,000	20,821
Union Tool Company, Ltd.	1,500	26,832
Unipres Corp.	2,600	46,615
United Arrows, Ltd.	2,400	100,549
Valor Company, Ltd.	4,000	74,375
Vital KSK Holdings, Inc.	3,900	29,299
Wakachiku Construction Company, Ltd. (I)	17,000	14,571
Warabeya Nichiyo Company, Ltd.	1,900	29,082
Watabe Wedding Corp.	1,100	8,063
WATAMI Company, Ltd.	2,300	40,905
Xebio Company, Ltd.	1,500	30,734

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yahagi Construction Company, Ltd.	2,000	$8,672
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,483
Yamabiko Corp.	900	23,722
Yamagata Bank, Ltd.	16,000	67,115
Yamanashi Chuo Bank, Ltd.	13,000	54,925
Yamatane Corp.	11,000	18,672
Yamazen Corp.	5,700	35,922
Yaoko Company, Ltd.	300	11,041
Yasuda Warehouse Company, Ltd.	2,500	22,134
Yellow Hat, Ltd.	2,200	44,433
Yodogawa Steel Works, Ltd.	10,000	39,830
Yokogawa Bridge Corp.	3,000	29,313
Yokohama Reito Company, Ltd.	4,000	31,824
Yokowo Company, Ltd.	2,000	10,386
Yomeishu Seizo Company, Ltd.	1,000	8,174
Yondenko Corp.	3,000	10,224
Yorozu Corp.	800	13,301
Yuasa Trading Company, Ltd.	21,000	36,634
Yuki Gosei Kogyo Co., Ltd.	3,000	8,071
Yurtec Corp.	4,000	12,064
Yusen Logistics Company, Ltd.	1,200	10,866
Yushin Precision Equipment Company, Ltd.	1,100	18,708
Yushiro Chemical Industry Company, Ltd.	1,100	10,519
Zenrin Company, Ltd.	2,100	23,290
Zeria Pharmaceutical Company, Ltd.	2,000	30,365
Zuken, Inc.	2,100	13,870
		21,983,879
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd.	375	1,955
Centamin PLC (I)	88,755	42,434
Heritage Oil, Ltd. (I)	9,831	19,940
		64,329
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	1,361	50,983
Verwaltungs & Privat Bank AG	492	37,171
		88,154
Luxembourg - 0.4%
APERAM	697	7,519
Eurofins Scientific	844	178,302
GAGFAH SA (I)	1,693	20,850
Regus PLC	66,614	158,787
		365,458
Malta - 0.0%
Unibet Group PLC	1,362	45,567
Mongolia - 0.0%
Mongolian Mining Corp. (I)	14,000	2,552
Netherlands - 2.0%
Aalberts Industries NV	9,501	211,528
Accell Group	1,666	25,872
AMG Advanced Metallurgical Group NV (I)	3,085	24,540
Amsterdam Commodities NV	1,057	19,870
Arcadis NV	6,584	176,490
ASM International NV (I)	5,593	187,966
Beter Bed Holding NV	1,056	19,352
BinckBank NV	4,478	37,542
Brunel International NV	825	34,733
CSM NV	6,000	121,372
Exact Holdings NV	467	9,949
Grontmij (I)	5,995	24,754
Heijmans NV	2,023	19,299

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
InnoConcepts NV (I)	10,527	$0
KAS Bank NV	330	3,827
Kendrion NV	212	5,518
Koninklijke BAM Groep NV	24,510	115,994
Koninklijke Ten Cate NV	3,799	89,100
Koninklijke Wessanen NV	2,054	7,846
Macintosh Retail Group NV	454	4,964
Nutreco NV	5,946	252,782
Ordina NV (I)	5,537	9,228
PostNL NV (I)	3,608	10,044
SBM Offshore NV (I)	7,780	130,233
Sligro Food Group NV	2,169	72,638
SNS REAAL NV (I)	16,603	0
Telegraaf Media Groep NV (I)	4,601	68,847
TKH Group NV	2,328	59,789
TomTom NV (I)	15,548	76,186
Unit4 NV	1,920	62,192
USG People NV	6,577	42,764
		1,925,219
New Zealand - 0.9%
Air New Zealand, Ltd.	19,995	22,933
Chorus, Ltd.	1,695	3,130
Ebos Group, Ltd.	745	5,529
Fisher & Paykel Healthcare Corp.	28,953	77,245
Freightways, Ltd.	8,921	30,757
Infratil, Ltd.	66,634	114,614
Mainfreight, Ltd.	7,268	60,090
New Zealand Oil & Gas, Ltd.	47,702	31,052
New Zealand Refining Company, Ltd.	17,531	28,250
Nuplex Industries, Ltd.	40,972	91,538
PGG Wrightson, Ltd.	8,197	1,838
Pike River Coal Company, Ltd. (I)	21,968	0
Port of Tauranga, Ltd.	5,763	61,943
Pumpkin Patch, Ltd. (I)	7,395	4,470
Ryman Healthcare, Ltd.	14,826	72,795
Sky Network Television, Ltd.	12,878	54,048
SKYCITY Entertainment Group, Ltd.	43,129	145,312
Tower, Ltd.	15,896	23,976
Warehouse Group, Ltd.	4,936	13,568
		843,088
Norway - 1.2%
Agasti Holding ASA (I)	24,000	5,571
Algeta ASA (I)	636	24,170
Atea ASA	13,003	131,440
Austevoll Seafood ASA	1,577	9,075
Bonheur ASA	1,100	22,606
BW Offshore, Ltd.	30,800	36,882
BWG Homes ASA (I)	9,652	21,448
Cermaq ASA	8,984	156,719
DNO International ASA (I)	28,953	52,826
DOF ASA (I)	1,335	5,385
Ekornes ASA	207	3,306
Electromagnetic GeoServices ASA (I)	3,160	5,319
Eltek ASA	22,000	19,521
Evry ASA	946	1,402
Farstad Shipping ASA	390	7,578
Ganger Rolf ASA	700	14,175
Kongsberg Automotive Holding ASA (I)	29,400	11,958
Kvaerner ASA	4,648	7,415
Leroy Seafood Group ASA	594	16,497
Nordic Semiconductor ASA (I)(L)	21,567	66,398
Norwegian Air Shuttle AS (I)	2,907	126,790

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Norwegian Energy Company AS (I)	16,500	$8,285
Opera Software ASA	4,868	37,773
Scana Industrier ASA (I)	2,964	1,439
Sevan Marine ASA (I)	2,068	7,592
Siem Offshore, Inc. (I)	20,000	25,913
Solstad Offshore ASA	2,900	46,307
Sparebanken 1 SMN	3,890	29,739
Tomra Systems ASA	13,184	111,782
Vard Holdings, Ltd.	11,000	9,399
Veidekke ASA	6,400	48,994
Wilh Wilhelmsen Holding ASA, Class A	1,300	33,386
		1,107,090
Papua New Guinea - 0.0%
Highlands Pacific, Ltd. (I)	59,421	2,935
Peru - 0.1%
Copeinca ASA	7,710	85,042
Portugal - 0.4%
Altri SGPS SA	26,263	63,646
Banco BPI SA (I)	23,984	28,310
BANIF - Banco Internacional
do Funchal SA (I)	17,971	2,179
Mota Engil SGPS SA	5,366	16,218
Portucel - Empresa Produtora de Pasta
e Papel SA	28,126	89,678
Redes Energeticas Nacionais SA	12,164	34,894
Semapa-Sociedade de Investimento & Gestao	5,253	44,666
Sonae	50,046	47,412
Teixeira Duarte SA	21,736	15,843
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGPS SA	14,900	71,707
		414,553
Russia - 0.0%
Raven Russia, Ltd.	7,198	7,646
Singapore - 1.5%
ASL Marine Holdings, Ltd.	19,600	9,421
Ausgroup, Ltd.	71,000	20,107
Banyan Tree Holdings, Ltd.	54,000	29,045
Biosensors International Group, Ltd. (I)	52,000	43,903
Bukit Sembawang Estates, Ltd.	16,000	79,470
Cape PLC	836	3,090
CH Offshore, Ltd.	38,000	12,586
China Aviation Oil Singapore Corp., Ltd.	12,000	9,278
China Merchants Holdings Pacific, Ltd.	50,000	34,713
Cosco Corp. Singapore, Ltd.	80,000	46,895
Creative Technology, Ltd.	6,650	12,793
CSE Global, Ltd.	55,000	36,976
Ezra Holdings, Ltd. (I)	50,400	36,918
Food Empire Holdings, Ltd.	43,200	21,975
Gallant Venture, Ltd. (I)	71,000	16,691
GMG Global, Ltd.	46,000	3,796
Goodpack, Ltd.	18,000	22,342
Ho Bee Investment, Ltd.	18,000	27,901
Hong Fok Corp., Ltd.	48,000	26,029
Hong Leong Asia, Ltd.	13,000	15,896
Hotel Properties, Ltd.	24,000	59,841
HTL International Holdings, Ltd.	34,000	7,511
Hyflux, Ltd.	24,000	23,606
Indofood Agri Resources, Ltd.	25,000	19,219
Jaya Holdings, Ltd.	51,000	23,739
Metro Holdings, Ltd.	63,600	46,814
Midas Holdings, Ltd.	115,000	39,290

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Oceanus Group, Ltd. (I)	116,000	$2,731
Orchard Parade Holdings, Ltd.	5,000	8,205
OSIM International, Ltd.	30,000	46,519
Otto Marine, Ltd. (I)	144,000	8,938
Pan Pacific Hotels Group, Ltd.	21,500	42,872
Petra Foods, Ltd.	37,000	110,327
Raffles Education Corp., Ltd. (I)	91,425	21,278
Rotary Engineering, Ltd.	22,000	8,417
SBS Transit, Ltd.	5,000	5,526
Sinarmas Land, Ltd.	184,000	92,905
Stamford Land Corp., Ltd.	59,000	27,463
SunVic Chemical Holdings, Ltd. (I)	26,000	8,849
Super Coffeemix Manufacturing, Ltd.	15,000	52,426
Swiber Holdings, Ltd.	20,000	11,187
Tat Hong Holdings, Ltd.	31,000	30,699
Triyards Holdings, Ltd. (I)	5,040	2,749
United Engineers, Ltd.	19,000	36,274
UOB-Kay Hian Holdings, Ltd.	31,000	40,108
Venture Corp., Ltd.	7,000	40,026
Wing Tai Holdings, Ltd.	21,205	34,110
Yeo Hiap Seng, Ltd.	1,104	2,312
Yongnam Holdings, Ltd.	87,000	23,611
		1,387,377
Spain - 2.1%
Abengoa SA	2,937	7,238
Abengoa SA, B Shares	11,748	23,689
Acerinox SA	2,262	21,048
Almirall SA	6,266	79,336
Atresmedia Corp de Medios
de Comunicaion SA	3,644	28,552
Bankinter SA	27,007	96,175
Bolsas y Mercados Espanoles SA (L)	5,350	130,996
Caja de Ahorros del Mediterraneo (I)	5,428	0
Campofrio Food Group SA (I)	1,173	7,958
Cementos Portland Valderrivas SA (I)	1,547	8,152
Construcciones & Auxiliar de Ferrocarriles SA	265	112,868
Deoleo SA (I)	11,142	3,841
Dinamia SA	1,181	9,749
Duro Felguera SA	3,914	25,210
Ebro Foods SA	13,765	282,125
Elecnor SA	2,026	27,161
Ence Energia y Celulosa SA	16,849	52,072
Ercros SA (I)	12,567	6,017
Faes Farma SA	16,907	44,516
Faes Farma SA (U.S. Exchange)	204	536
Fluidra SA	3,227	10,968
Gamesa Corporacion Tecnologica SA	7,200	38,860
Grupo Catalana Occidente SA	2,531	55,771
Indra Sistemas SA	7,450	95,976
Laboratorios Farmaceuticos Rovi SA	1,750	15,851
Mediaset Espana Comunicacion SA (I)	4,733	41,194
Melia Hotels International SA	5,056	38,334
NH Hoteles SA (I)	8,165	28,903
Papeles y Cartones de Europa SA	4,221	15,807
Pescanova SA (I)	1,602	0
Promotora de Informaciones SA (I)	9,049	2,442
Realia Business SA (I)	9,431	7,177
Sacyr Vallehermoso SA (I)	931	2,920
Sociedad Nacional de Industrias Apicaciones
Celulosa Espanol SA (I)	8,375	2,122
Tecnicas Reunidas SA	2,764	126,940
Tubacex SA	10,312	31,723
Tubos Reunidos SA	9,106	19,610

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Unipapel SA	209	$3,525
Vidrala SA	2,228	77,159
Viscofan SA	6,729	336,500
Vocento SA (I)	9,411	10,534
Zeltia SA (I)	16,087	38,476
		1,968,031
Sweden - 3.8%
AarhusKarlshamn AB	4,950	252,123
Acando AB	6,279	13,586
Active Biotech AB (I)	2,172	14,405
AddTech AB	2,310	77,552
AF AB	3,536	89,369
Avanza Bank Holding AB	1,104	22,499
Axfood AB	1,565	65,361
Axis Communications AB (L)	8,098	200,133
B&B Tools AB	3,490	41,873
BE Group AB (I)	4,723	10,271
Beijer AB G&L	2,250	35,294
Beijer Alma AB	229	4,707
Betsson AB (I)	2,976	75,488
Bilia AB	1,720	27,628
BillerudKorsnas AB	25,798	243,129
BioGaia AB	555	18,802
Bure Equity AB	7,860	26,739
Castellum AB	6,802	92,081
Clas Ohlson AB	4,002	52,860
Cloetta AB (I)	2,034	5,482
Concordia Maritime AB	2,200	3,281
Duni AB	5,099	44,278
East Capital Explorer AB (I)	3,589	24,429
Enea Ab (I)	1,999	894
Enea Ab (I)	1,999	12,311
Eniro AB (I)(L)	12,390	33,842
Fabege AB	6,102	59,826
Fagerhult AB	749	19,008
Fastighets AB Balder - B Shares (I)	2,585	18,674
Haldex AB	6,370	43,300
Hexpol AB	1,566	101,799
HIQ International AB (I)	3,756	18,870
Hoganas AB	4,475	213,547
Holmen AB, Series B	4,455	119,591
Hufvudstaden AB, Class A	638	7,629
Industrial & Financial Systems AB	3,487	56,413
Indutrade AB	1,973	61,027
Intrum Justitia AB	6,104	124,976
JM AB	8,981	188,859
KappAhl Holding AB (I)	2,691	13,158
Kungsleden AB	10,626	61,960
Lindab International AB (I)	6,008	47,854
Loomis AB	4,564	87,435
Mekonomen AB	2,150	65,204
Munksjo Oyj (I)	15	107
NCC AB, B Shares	8,075	183,116
Net Entertainment NE AB (I)	105	1,481
Net Insight AB (I)	40,297	6,669
New Wave Group AB	6,024	29,343
Nibe Industrier AB	7,047	110,631
Nobia AB	17,611	102,412
OEM International AB	1,799	17,735
PA Resources AB (I)	278	411
Peab AB	14,016	67,886
Proffice AB	6,320	20,464
Rezidor Hotel Group AB (I)	8,897	41,096

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Rnb Retail And Brands Ab (I)	6,304	$9,016
Saab AB	46	877
SAS AB (I)	17,484	33,225
SkiStar AB	222	2,499
SSAB AB, Series A	3,598	21,369
Sweco AB	3,557	40,485
Swedish Orphan Biovitrum AB (I)	11,871	71,137
TradeDoubler AB (I)	4,887	12,473
Wihlborgs Fastigheter AB	3,088	45,769
		3,615,748
Switzerland - 4.9%
Acino Holding AG (I)	303	26,311
Advanced Digital Broadcast Holdings SA (I)	245	3,899
AFG Arbonia-Forster Holding AG (I)	1,594	43,699
Allreal Holding AG (I)	764	107,405
APG SGA SA	88	21,469
Ascom Holding AG (I)	3,146	38,961
Autoneum Holding AG (I)	430	32,213
Bachem Holding AG (I)	14	592
Bank Coop AG	1,583	70,632
Banque Privee Edmond de Rothschild SA	1	17,415
Basilea Pharmaceutica (I)	217	16,030
Belimo Holding AG	29	64,752
Bellevue Group AG	655	7,450
Berner Kantonalbank	285	69,402
Bobst Group AG (I)	1,189	36,114
Bossard Holding AG	208	32,172
Bucher Industries AG	751	179,537
Burckhardt Compression Holding AG	370	147,251
Centralschweizerische Kraftwerke AG	64	20,336
Charles Voegele Holding AG (I)	998	9,587
Cicor Technologies (I)	322	9,378
Cie Financiere Tradition SA (I)	220	11,343
Conzzeta Holding AG	1	1,836
Daetwyler Holding AG	778	82,115
EFG International AG (I)	5,629	68,436
Emmi AG (I)	319	93,604
Energiedienst Holding AG (I)	559	20,339
Ferrexpo PLC	5,662	11,545
Flughafen Zuerich AG	380	190,518
Forbo Holding AG (I)	196	124,909
GAM Holding AG (I)	25,978	396,238
Gategroup Holding AG (I)	846	17,752
Georg Fischer AG (I)	893	391,827
Gurit Holding AG (I)	22	9,417
Helvetia Patria Holding AG	307	123,666
Huber & Suhner AG	222	9,899
Implenia AG (I)	348	17,314
Inficon Holding AG (I)	99	29,317
Informa PLC	10,659	79,698
Intershop Holdings	8	2,710
Kaba Holding AG (I)	317	118,753
Komax Holding AG (I)	647	64,118
Kudelski SA	4,675	57,895
Kuoni Reisen Holding AG (I)	265	83,297
LEM Holding SA	52	33,476
Logitech International SA	9,485	65,373
Lonza Group AG (I)	1,290	96,698
Luzerner Kantonalbank AG (I)	145	53,513
Meyer Burger Technology AG (I)	5,642	34,910
Micronas Semiconductor Holding AG (I)	5,145	37,346
Mobilezone Holding AG	3,138	30,004
Mobimo Holding AG (I)	528	107,516

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Nobel Biocare Holding AG (I)	1,633	$19,754
OC Oerlikon Corp. AG (I)	10,301	121,535
Orascom Development Holding AG (I)	1,134	10,507
Orell Fuessli Holding AG (I)	136	12,680
Panalpina Welttransport Holding AG	1,099	118,240
Phoenix Mecano AG	53	25,764
PubliGroupe SA	20	2,446
Rieter Holding AG (I)	430	67,424
Romande Energie Holding SA	52	62,845
Schaffner Holding AG (I)	40	8,682
Schmolz & Bickenbach AG (I)	1,684	5,156
Schweiter Technologies AG (I)	3	1,839
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	61,861
Siegfried Holding AG (I)	53	7,167
St. Galler Kantonalbank	99	37,273
Swisslog Holding AG (I)	4,914	5,512
Swissquote Group Holding SA	1,093	32,499
Tamedia AG	188	19,897
Tecan Group AG (I)	633	58,321
Temenos Group AG (I)	3,816	92,789
U-Blox AG (I)	65	4,186
Valiant Holding AG	686	57,703
Valora Holding AG	284	52,266
Vaudoise Assurances Holding SA	138	50,752
Vetropack Holding AG	3	5,811
Von Roll Holding AG (I)	7,878	12,111
Vontobel Holding AG	2,802	85,990
Walter Meier AG	605	31,284
Ypsomed Holding AG (I)	276	16,358
Zehnder Group AG	615	27,397
Zuger Kantonalbank	17	86,363
		4,622,399
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.1%
Lamprell PLC (I)	30,296	64,557
United Kingdom - 21.5%
A.G.Barr PLC	9,000	68,962
Afren PLC (I)	55,554	108,749
Alent PLC	33,297	165,270
Alizyme PLC (I)	22,479	0
Amlin PLC	13,174	79,005
Anglo Pacific Group PLC	10,171	26,141
Anite PLC	6,272	12,984
Ashtead Group PLC	54,314	532,440
Aveva Group PLC (I)	4,692	161,293
Balfour Beatty PLC	40,039	144,789
Barratt Developments PLC (I)	98,477	461,316
BBA Aviation PLC	48,270	206,228
Bellway PLC	10,163	196,876
Berendsen PLC	14,469	163,752
Berkeley Group Holdings PLC	13,633	440,484
Bodycote PLC	19,111	152,256
Booker Group PLC	6,370	11,754
Bovis Homes Group PLC	13,879	161,318
Brammer PLC	8,722	42,929
Brewin Dolphin Holdings PLC	23,416	83,429
British Polythene Industries PLC	4,443	36,906
Britvic PLC	32,362	252,368
BTG PLC (I)	25,585	143,578
Cable & Wireless Communications PLC	75,207	46,629

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Capital & Counties Properties PLC	4,640	$23,146
Capital & Regional PLC (I)	28,406	14,199
Carillion PLC	27,252	114,805
Charles Taylor Consulting PLC	3,000	8,584
Chemring Group PLC	32,046	137,764
Chesnara PLC	776	2,949
Chime Communications PLC	5,129	20,060
Cineworld Group PLC	6,663	34,430
Close Brothers Group PLC	15,796	236,593
Cobham PLC	51,576	206,153
Colt Telecom Group SA (I)	31,617	48,207
Communisis PLC	1	1
Computacenter PLC (I)	8,534	57,813
Concentric AB	6,370	62,969
Costain Group PLC	3,598	15,226
Cranswick PLC	8,434	147,938
Creston PLC	10,587	17,473
CSR PLC	18,505	151,017
D.S. Smith PLC	122,693	459,970
Daily Mail & General Trust PLC	17,811	208,937
Dairy Crest Group PLC	13,990	96,812
De La Rue PLC	7,909	115,956
Debenhams PLC	116,644	169,837
Dechra Pharmaceuticals PLC	5,389	56,470
Development Securities PLC	2,220	6,161
Devro PLC	5,062	22,457
Dignity PLC	5,430	112,865
Diploma PLC	7,537	64,409
Dixons Retail PLC (I)	231,071	144,290
Domino Printing Sciences PLC	13,820	131,119
Domino’s Pizza UK & IRL PLC	7,102	72,631
Drax Group PLC	30,783	272,638
Dunelm Group PLC	9,379	134,449
E2V Technologies PLC	2,485	4,492
Electrocomponents PLC	45,730	169,974
Elementis PLC	54,285	181,760
EnQuest PLC (I)	46,110	82,694
Enterprise Inns PLC (I)	55,142	90,182
Essentra PLC	27,028	287,753
Euromoney Institutional Investor PLC	7,325	114,114
F&C Asset Management PLC	41,888	60,818
Fenner PLC	9,083	42,220
Fidessa Group PLC	3,586	105,219
Findel PLC (I)	15,914	44,007
FirstGroup PLC	88,330	129,074
Galliford Try PLC	8,666	122,608
Gem Diamonds, Ltd. (I)	12,666	26,193
Genus PLC	5,336	110,789
Go-Ahead Group PLC	2,784	62,575
Greene King PLC	18,168	213,463
Greggs PLC	7,878	50,008
Halfords Group PLC	23,761	115,262
Halma PLC	44,038	338,267
Hardy Oil & Gas PLC (I)	5,072	8,496
Hays PLC	90,038	121,217
Headlam Group PLC	4,631	25,110
Helical Bar PLC	8,263	31,775
Hikma Pharmaceuticals PLC	16,363	236,104
Hill & Smith Holdings PLC	6,401	43,739
Hochschild Mining PLC	15,777	37,089
Homeserve PLC	23,941	101,390
Howden Joinery Group PLC	88,671	340,187
Hunting PLC	9,788	108,450

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hyder Consulting PLC	3,872	$27,108
ICAP PLC	359	1,991
IG Group Holdings PLC	23,822	210,773
Imagination Technologies Group PLC (I)	10,545	46,278
Inchcape PLC	27,669	209,903
Innovation Group PLC (I)	9,835	4,188
Intermediate Capital Group PLC	43,942	289,220
International Personal Finance PLC	47,051	356,466
Interserve PLC	12,721	98,087
Invensys PLC	10,503	66,091
ITE Group PLC	16,803	76,341
J.D. Wetherspoon PLC	9,690	98,069
James Fisher & Sons PLC	4,579	69,349
Jardine Lloyd Thompson Group PLC	10,279	142,482
Jazztel PLC (I)	19,044	147,935
JKX Oil & Gas PLC (I)	8,683	7,492
John Menzies PLC (I)	983	10,576
Kcom Group PLC	95,593	117,780
Keller Group PLC	4,607	69,427
Kier Group PLC	2,737	47,740
Kofax PLC (I)	12,928	66,879
Ladbrokes PLC	55,844	169,402
Laird PLC	26,527	71,605
Lancashire Holdings, Ltd.	13,824	166,745
Lonmin PLC (I)(L)	2,646	10,273
Lookers PLC	17,654	28,924
Low & Bonar PLC	21,034	20,749
M.J. Gleeson Group PLC	8,478	37,700
Management Consulting Group PLC	217	94
Marshalls PLC	1,729	3,477
Marston’s PLC	27,240	58,087
McBride PLC (I)	14,770	24,984
Mears Group PLC	8,289	48,744
Melrose Industries PLC	1,264	4,785
Michael Page International PLC	20,769	116,866
Micro Focus International PLC	22,274	239,876
Millennium & Copthorne Hotels PLC	13,381	114,398
Mitchells & Butlers PLC (I)	26,386	149,465
Mitie Group PLC	21,404	81,578
Moneysupermarket.com Group PLC	11,551	33,634
Morgan Crucible Company PLC	24,042	95,366
Mothercare PLC (I)	4,601	30,137
MWB Group Holdings PLC (I)	11,618	861
N. Brown Group PLC	16,271	108,993
National Express Group PLC	34,580	117,456
NCC Group, Ltd.	24,395	42,543
Northgate PLC	1,332	6,849
Novae Group PLC	2,664	19,471
Optos PLC (I)	3,748	6,526
Oxford Biomedica PLC (I)	57,574	1,358
Oxford Instruments PLC	2,533	46,497
Pace PLC	26,281	96,989
PayPoint PLC	4,414	70,844
Pendragon PLC	63,903	26,021
Petropavlovsk PLC	20,453	27,822
Photo-Me International PLC	24,627	32,903
Premier Farnell PLC	44,384	136,304
Premier Foods PLC (I)	15,810	14,342
Premier Oil PLC	25,504	129,677
Punch Taverns PLC (I)	20,164	3,982
PZ Cussons PLC	15,640	82,257
QinetiQ Group PLC	59,423	162,579
Quintain Estates & Development PLC (I)	54,012	64,030

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rathbone Brothers PLC	4,853	$116,794
Redrow PLC (I)	28,411	94,546
Renishaw PLC	2,747	64,689
Rentokil Initial PLC	61,337	83,568
Restaurant Group PLC	15,717	119,433
Ricardo PLC	418	2,497
Rightmove PLC	8,655	275,080
RM PLC	10,003	9,910
Rotork PLC	11,366	459,817
RPC Group PLC	19,465	120,805
RPS Group PLC	17,736	54,602
Salamander Energy PLC (I)	13,282	28,981
Savills PLC	12,336	107,465
SDL PLC	13,797	60,308
Senior PLC	19,322	73,786
Shanks Group PLC	46,070	55,457
SIG PLC	20,810	53,747
Smiths News PLC	16,404	37,737
Soco International PLC (I)	16,636	88,673
Southern Cross Healthcare, Ltd. (I)	15,726	0
Spectris PLC	10,418	301,822
Spirax-sarco Engineering Plc	8,752	355,864
Spirent Communications PLC	60,917	130,437
Spirit Pub Company PLC	20,164	20,512
Sportech PLC (I)	11,390	13,721
Sports Direct International PLC (I)	15,902	132,583
St James’s Place PLC	19,153	158,039
St. Modwen Properties PLC	14,271	58,817
Stagecoach Group PLC	24,940	119,853
Sthree PLC	8,144	41,070
STV Group PLC (I)	2,685	5,571
SuperGroup PLC (I)	11	120
Synergy Health PLC	5,377	92,040
TalkTalk Telecom Group PLC	24,348	83,262
Taylor Wimpey PLC	241,540	350,722
Telecity Group PLC	3,954	61,111
Telecom Plus PLC	752	14,286
Thomas Cook Group PLC (I)	27,271	53,231
Topps Tiles PLC	15,591	16,406
Torotrak PLC (I)	2,223	921
Tribal Group PLC	7,453	19,848
Trinity Mirror PLC (I)	6,673	11,234
TT electronics PLC	14,769	34,417
Tullett Prebon PLC	20,558	99,415
UK Mail Group PLC	2,825	22,477
Ultra Electronics Holdings PLC	5,588	145,903
Unite Group PLC	5,851	32,310
UTV Media PLC	14,284	29,452
Vectura Group PLC (I)	29,652	36,549
Vesuvius PLC	33,297	186,742
Victrex PLC	5,831	136,835
Vitec Group PLC	1,430	12,519
Volex Group PLC	2,300	3,474
VP PLC	637	3,547
W.S. Atkins PLC	9,549	146,099
WH Smith PLC	11,284	122,858
Wilmington Group PLC	8,076	20,239
Wincanton PLC (I)	2,774	2,689
Wolfson Microelectronics PLC (I)	12,200	29,426
Xaar PLC	156	1,851
Xchanging PLC	19,640	37,718
Yule Catto & Company PLC	8,486	24,832
		20,420,898

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 0.1%
Argonaut Gold, Inc. (I)	6,900	$37,331
BNK Petroleum, Inc. (I)	5,141	4,155
Boart Longyear, Ltd.	36,330	22,230
Golden Star Resources, Ltd. (I)(L)	27,300	13,498
Hecla Mining Company	3,970	11,830
International Minerals Corp.	1,700	3,249
Thompson Creek Metals Company, Inc. (I)(L)	11,493	34,860
		127,153
TOTAL COMMON STOCKS (Cost $99,635,381)	$93,820,580
PREFERRED SECURITIES - 0.0%
France - 0.0%
Valneva SE	1,050	335
TOTAL PREFERRED SECURITIES (Cost $3,000)	$335
RIGHTS - 0.0%
Acerinox SA (Expiration
Date: 07/08/2013) (I)(N)	2,262	$1,160
Ebos Group Ltd. (Expiration Date: 07/01/2013;
Strike Price: NZD 6.5) (I)	261	535
Marfin Investment Group Holdings SA,
Class A (Expiration Date: 07/26/2013) (I)(N)	72,043	94
Marfin Investment Group Holdings SA, Class B
(Expiration Date: 07/26/2013) (I)(N)	72,043	94
Oceanus Group, Ltd. (Expiration Date:
07/08/2013; Strike Price SGD 0.029) (I)	44,080	35
Polymet Mining Corp. (Expiration Date:
07/03/2013; Strike Price: CAD 0.66) (I)	7,903	113
TOTAL RIGHTS (Cost $4,446)	$2,031
WARRANTS - 0.0%
Africa Israel Investments, Ltd. (Expiration
Date: 10/31/2013) (I)(N)	828	82
Cheuk Nang Holdings Ltd. (Expiration Date:
06/24/2014; Strike Price: HKD 4.00) (I)	62	11
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	131,159	89
TOTAL WARRANTS (Cost $6)	$182
SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	248,038	$2,482,142
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,482,453)	$2,482,142
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional Liquid Reserves
Fund, 0.0914% (Y)	361,822	361,822
TOTAL SHORT-TERM INVESTMENTS (Cost $361,822)	$361,822
Total Investments (International Small Company Trust)
(Cost $102,487,108) - 101.9%	$96,667,092
Other assets and liabilities, net - (1.9%)		(1,771,488)
TOTAL NET ASSETS - 100.0%		$94,895,604

International Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.7%
Australia - 0.0%
Billabong International, Ltd. (I)(L)	2,845,720	$387,653
Belgium - 0.8%
KBC Groep NV	218,696	8,088,968
Brazil - 0.3%
Vale SA (Preference A Shares), ADR	263,960	3,209,754
Canada - 6.8%
AGF Management, Ltd., Class B	243,200	2,587,628
Ensign Energy Services, Inc.	819,700	12,688,710
HudBay Minerals, Inc.	736,200	4,872,066
Potash Corp. of Saskatchewan, Inc.	200,700	7,656,256
Suncor Energy, Inc. (L)	461,100	13,591,423
Talisman Energy, Inc.	1,251,040	14,274,489
Trican Well Service, Ltd.	1,223,000	16,257,050
		71,927,622
China - 3.6%
China Coal Energy Company, Ltd., H Shares	7,546,000	3,915,993
China Shenhua Energy Company, Ltd.,
H Shares	2,959,000	7,435,940
China Telecom Corp., Ltd., H Shares	18,810,427	8,922,308
Shanghai Electric Group Company, Ltd.,
H Shares	13,746,000	4,591,905
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	3,049,100	5,670,640
Trina Solar, Ltd., ADR (I)(L)	1,203,530	7,173,039
		37,709,825
Denmark - 0.6%
FLSmidth & Company A/S, B Shares (L)	68,540	3,117,058
Vestas Wind Systems A/S (I)(L)	252,473	3,575,244
		6,692,302
France - 15.6%
Alstom SA (L)	240,290	7,861,500
AXA SA	1,226,051	24,089,939
BNP Paribas SA	520,556	28,441,481
Carrefour SA	594,210	16,234,073
Cie de Saint-Gobain	154,110	6,203,250
Cie Generale des Etablissements Michelin	102,410	9,111,128
France Telecom SA	843,243	7,940,925
Ipsen SA	181,158	6,669,613
Sanofi	203,613	20,983,758
Societe Generale SA	393,683	13,405,168
Total SA	333,336	16,254,936
Vivendi SA	431,265	8,127,518
		165,323,289
Germany - 4.0%
Deutsche Lufthansa AG (I)	538,790	10,908,735
Gerresheimer AG	50,210	2,901,592
Kloeckner & Company SE (I)	455,830	4,863,775
Metro AG	99,320	3,140,004
Muenchener Rueckversicherungs AG	27,917	5,126,278
Siemens AG	148,861	15,041,311
		41,981,695
Hong Kong - 2.0%
China Mobile, Ltd.	817,000	8,511,993
First Pacific Company, Ltd.	2,374,000	2,530,474
Kingboard Chemical Holdings, Ltd.	4,975,800	10,205,979
		21,248,446
India - 0.8%
Reliance Industries, Ltd.	548,420	7,939,510

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland - 0.8%
CRH PLC	418,460	$8,480,387
Italy - 1.6%
UniCredit SpA	3,587,452	16,775,546
Japan - 5.5%
CAPCOM Company, Ltd.	177,300	2,869,419
ITOCHU Corp.	1,695,060	19,571,661
Namco Bandai Holdings, Inc.	626,700	10,190,504
Toyota Motor Corp.	239,930	14,487,283
Trend Micro, Inc.	367,100	11,660,538
		58,779,405
Netherlands - 10.3%
Aegon NV	2,675,082	17,858,680
Akzo Nobel NV	182,230	10,236,090
Fugro NV	32,200	1,737,826
ING Groep NV (I)	4,913,660	44,899,533
Koninklijke Philips Electronics NV	274,035	7,464,298
Randstad Holdings NV	183,230	7,481,858
Royal Dutch Shell PLC, B Shares	591,786	19,570,821
		109,249,106
Norway - 2.4%
Statoil ASA	771,610	15,907,102
Telenor ASA	479,875	9,512,816
		25,419,918
Singapore - 1.6%
Flextronics International, Ltd. (I)	2,218,370	17,170,184
South Korea - 7.7%
Hana Financial Group, Inc.	498,010	14,405,539
KB Financial Group, Inc., ADR (L)	756,368	22,411,184
KIWOOM Securities Company, Ltd.	84,364	4,066,776
Korea Investment Holdings Company, Ltd.	145,600	5,265,905
POSCO	62,318	16,243,296
Samsung Electronics Company, Ltd.	16,731	19,636,846
		82,029,546
Spain - 1.3%
Telefonica SA (I)	1,090,440	14,030,828
Sweden - 1.1%
Getinge AB, B Shares	153,092	4,641,100
Telefonaktiebolaget LM Ericsson, B Shares	641,194	7,269,430
		11,910,530
Switzerland - 10.0%
Basilea Pharmaceutica (I)	36,130	2,668,942
Credit Suisse Group AG (I)	1,320,729	35,016,077
GAM Holding AG (I)	131,980	2,013,070
Lonza Group AG (I)	99,460	7,455,472
Nobel Biocare Holding AG (I)(L)	618,676	7,483,826
Noble Corp.	326,980	12,287,908
Novartis AG	168,620	11,949,999
Roche Holdings AG	88,632	21,961,624
Swiss Re AG (I)	64,831	4,802,454
		105,639,372
Taiwan - 0.7%
Compal Electronics, Inc.	13,233,334	7,407,707
Compal Electronics, Inc., GDR (S)	2,123	5,968
		7,413,675
United Kingdom - 18.1%
Aviva PLC	4,978,220	25,568,737
BAE Systems PLC	2,091,561	12,224,687

International Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BP PLC	1,840,025	$12,764,574
Carillion PLC	1,520,420	6,405,108
G4S PLC	1,449,810	5,065,757
GlaxoSmithKline PLC	948,674	23,732,808
Hays PLC	5,015,262	6,751,988
Kingfisher PLC	2,938,370	15,382,198
Lloyds Banking Group PLC (I)	12,088,160	11,653,711
Man Group PLC	6,971,250	8,744,408
Marks & Spencer Group PLC	1,603,200	10,476,388
Premier Foods PLC (I)	194,040	176,020
Rexam PLC	889,830	6,441,579
SIG PLC	1,522,750	3,932,888
Tesco PLC	4,855,420	24,399,526
Vodafone Group PLC	6,095,398	17,492,067
		191,212,444
United States - 1.1%
Baker Hughes, Inc.	259,800	11,984,574
TOTAL COMMON STOCKS (Cost $1,055,717,334)		$1,024,604,579

RIGHTS - 0.0%
Hong Kong - 0.0%
First Pacific Company, Ltd. (Expiration Date:
07/03/2013; Strike Price: HKD 8.1) (I)	296,750	8,035
TOTAL RIGHTS (Cost $0)		$8,035

SECURITIES LENDING COLLATERAL - 2.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,815,597	28,175,958
TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,176,947)		$28,175,958

SHORT-TERM INVESTMENTS - 2.8%
Time Deposits - 2.8%
Bank of Montreal, 0.030%, 07/02/2012 *	$15,000,000	$15,000,000
Royal Bank of Canada, 0.030%, 07/01/2013 *	15,000,000	15,000,000
		30,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $30,000,000)		$30,000,000
Total Investments (International Value Trust)
(Cost $1,113,894,281) - 102.2%		$1,082,788,572
Other assets and liabilities, net - (2.2%)		(23,505,207)
TOTAL NET ASSETS - 100.0%		$1,059,283,365

Lifestyle Balanced PS Series
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 50.8%
All Cap Core, Series NAV (QS Investors)	79,118	$1,733,471
All Cap Value, Series NAV (Lord Abbett)	226,008	2,230,704
Alpha Opportunities, Series NAV (Wellington)	281,180	4,324,553
Blue Chip Growth, Series NAV (T. Rowe Price)	148,059	4,024,242
Capital Appreciation, Series NAV (Jennison)	247,839	3,125,249
Emerging Markets Value, Series NAV (DFA)	521,809	4,972,836
Equity-Income, Series NAV (T. Rowe Price)	279,080	4,936,924

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced PS Series (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Equity (continued)
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	158,774	$2,219,667
Fundamental Value, Series NAV (Davis)	246,725	4,320,158
Growth Equity, Series NAV (Rainier)	161,732	2,233,520
Heritage, Series NAV (American Century)	69,814	892,927
International Core, Series NAV (GMO)	261,170	2,590,811
International Growth Stock,
Series NAV (Invesco)	203,046	2,954,324
International Value, Series NAV (Templeton)	246,223	2,959,604
Mid Cap Stock, Series NAV (Wellington) (I)	72,050	1,312,032
Mid Cap Value Equity, Series NAV (Columbia)	67,838	894,106
Mid Value, Series NAV (T. Rowe Price)	101,138	1,313,789
Small Cap Growth, Series NAV (Wellington)	55,772	620,185
Small Cap Value, Series NAV (Wellington)	33,988	800,758
Small Company Growth,
Series NAV (Invesco) (I)	25,091	529,165
Small Company Value, Series NAV (T.
Rowe Price)	43,366	948,847
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	30,683	620,400
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	2,480,279	36,484,904
U.S. Equity, Series NAV (GMO)	215,195	3,445,268
Fixed Income - 49.2%
Bond PS, Series NAV (John Hancock) (A)(1)	6,788,859	87,644,176
		178,132,620
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $166,781,583)	$178,132,620
Total Investments (Lifestyle Balanced PS Series)
(Cost $166,781,583) - 100.0%	$178,132,620
Other assets and liabilities, net - 0.0%		(26,901)
TOTAL NET ASSETS - 100.0%		$178,105,719

Lifestyle Conservative PS Series
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 19.9%
Blue Chip Growth, Series NAV (T. Rowe Price)	48,519	$1,318,753
Equity-Income, Series NAV (T. Rowe Price)	73,015	1,291,642
Fundamental Value, Series NAV (Davis)	47,077	824,312
International Core, Series NAV (GMO)	59,772	592,940
International Growth Stock,
Series NAV (Invesco)	18,609	270,765
International Value, Series NAV (Templeton)	51,440	618,310
Mid Cap Stock, Series NAV (Wellington) (I)	13,538	246,522
Mid Value, Series NAV (T. Rowe Price)	19,041	247,342
Small Cap Growth, Series NAV (Wellington)	19,927	221,586
Small Cap Value, Series NAV (Wellington)	10,556	248,688
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	296,529	4,361,940
U.S. Equity, Series NAV (GMO)	42,526	680,835

Lifestyle Conservative PS Series (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income - 80.1%
Bond PS, Series NAV (John Hancock) (A)(1)	3,406,292	$43,975,225
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $53,374,242)	$54,898,860
Total Investments (Lifestyle Conservative PS Series)
(Cost $53,374,242) - 100.0%	$54,898,860
Other assets and liabilities, net - 0.0%		(23,764)
TOTAL NET ASSETS - 100.0%		$54,875,096

Lifestyle Growth PS Series
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 70.6%
All Cap Core, Series NAV (QS Investors)	82,985	$1,818,211
All Cap Value, Series NAV (Lord Abbett)	317,968	3,138,348
Alpha Opportunities, Series NAV (Wellington)	414,813	6,379,817
Blue Chip Growth, Series NAV (T. Rowe Price)	212,072	5,764,118
Capital Appreciation, Series NAV (Jennison)	377,103	4,755,274
Emerging Markets Value, Series NAV (DFA)	754,866	7,193,877
Equity-Income, Series NAV (T. Rowe Price)	454,606	8,041,988
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	223,808	3,128,837
Fundamental Value, Series NAV (Davis)	364,525	6,382,834
Growth Equity, Series NAV (Rainier)	272,072	3,757,310
Heritage, Series NAV (American Century)	73,950	945,825
International Core, Series NAV (GMO)	377,213	3,741,955
International Growth Stock,
Series NAV (Invesco)	316,404	4,603,672
International Value, Series NAV (Templeton)	363,463	4,368,823
Mid Cap Stock, Series NAV (Wellington) (I)	97,518	1,775,802
Mid Cap Value Equity, Series NAV (Columbia)	71,911	947,791
Mid Value, Series NAV (T. Rowe Price)	136,992	1,779,526
Small Cap Growth, Series NAV (Wellington)	76,451	850,138
Small Cap Opportunities,
Series NAV (DFA/Invesco) (I)	42,984	1,102,532
Small Cap Value, Series NAV (Wellington)	40,093	944,587
Small Company Growth,
Series NAV (Invesco) (I)	35,769	754,364
Small Company Value, Series NAV (T.
Rowe Price)	65,419	1,431,358
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	37,308	754,364
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	3,657,570	53,802,857
U.S. Equity, Series NAV (GMO)	367,218	5,879,157
Fixed Income - 29.4%
Bond PS, Series NAV (John Hancock) (A)(1)	4,324,355	55,827,422
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $172,346,378)	$189,870,787
Total Investments (Lifestyle Growth PS Series)
(Cost $172,346,378) - 100.0%	$189,870,787
Other assets and liabilities, net - 0.0%		(27,110)
TOTAL NET ASSETS - 100.0%		$189,843,677

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Lifestyle Moderate PS Series
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%
John Hancock Variable Insurance Trust (G) - 100.0%
Equity - 40.4%
All Cap Value, Series NAV (Lord Abbett)	86,926	$857,960
Alpha Opportunities, Series NAV (Wellington)	114,429	1,759,919
Blue Chip Growth, Series NAV (T. Rowe Price)	89,032	2,419,888
Capital Appreciation, Series NAV (Jennison)	156,974	1,979,444
Equity-Income, Series NAV (T. Rowe Price)	151,700	2,683,577
Fundamental Large Cap Value, Series NAV
(John Hancock) (A)(1)	61,036	853,283
Fundamental Value, Series NAV (Davis)	100,450	1,758,884
International Core, Series NAV (GMO)	154,036	1,528,041
International Growth Stock,
Series NAV (Invesco)	105,837	1,539,929
International Value, Series NAV (Templeton)	145,588	1,749,973
Mid Cap Stock, Series NAV (Wellington) (I)	43,491	791,963
Mid Value, Series NAV (T. Rowe Price)	60,967	791,963
Small Cap Growth, Series NAV (Wellington)	23,740	263,988
Small Cap Value, Series NAV (Wellington)	14,907	351,204
Small Company Growth,
Series NAV (Invesco) (I)	10,431	219,990
Small Company Value, Series NAV (T.
Rowe Price)	18,098	395,982
Smaller Company Growth, Series NAV
(Frontier/John Hancock/Perimeter) (A)(2)	13,056	263,988
Strategic Equity Allocation, Series NAV
(John Hancock) (A)(2)	956,275	14,066,808
U.S. Equity, Series NAV (GMO)	54,737	876,332
Fixed Income - 59.6%
Bond PS, Series NAV (John Hancock) (A)(1)	4,021,347	51,915,584
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $82,202,091)	$87,068,700
Total Investments (Lifestyle Moderate PS Series)
(Cost $82,202,091) - 100.0%	$87,068,700
Other assets and liabilities, net - 0.0%		(24,806)
TOTAL NET ASSETS - 100.0%		$87,043,894

Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.7%
Consumer Discretionary - 13.1%
Auto Components - 0.2%
Gentex Corp. (L)	73,857	$1,702,405
Automobiles - 0.2%
Thor Industries, Inc. (L)	22,647	1,113,779
Distributors - 0.6%
LKQ Corp. (I)	153,596	3,955,097
Diversified Consumer Services - 0.9%
Apollo Group, Inc., Class A (I)	50,120	888,126
DeVry, Inc. (L)	29,114	903,116
Matthews International Corp., Class A (L)	14,201	535,378
Regis Corp. (L)	29,144	478,544
Service Corp. International	108,878	1,963,070
Sotheby’s (L)	35,120	1,331,399
Strayer Education, Inc. (L)	5,535	270,274
		6,369,907

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.7%
Bally Technologies, Inc. (I)(L)	19,868	$1,120,953
Bob Evans Farms, Inc.	14,339	673,646
Brinker International, Inc. (L)	36,286	1,430,757
Domino’s Pizza, Inc.	28,933	1,682,454
International Speedway Corp., Class A	13,132	413,264
Life Time Fitness, Inc. (I)(L)	20,371	1,020,791
Panera Bread Company, Class A (I)	14,409	2,679,209
Scientific Games Corp., Class A (I)	27,111	304,999
The Cheesecake Factory, Inc. (L)	25,507	1,068,488
The Wendy’s Company (L)	145,679	849,309
WMS Industries, Inc. (I)	28,200	719,382
		11,963,252
Household Durables - 2.2%
Jarden Corp. (I)	51,983	2,274,256
KB Home (L)	42,138	827,169
MDC Holdings, Inc.	20,110	653,776
Mohawk Industries, Inc. (I)	31,319	3,523,074
NVR, Inc. (I)	2,409	2,221,098
Tempur-Pedic International, Inc. (I)	31,042	1,362,744
Toll Brothers, Inc. (I)	77,508	2,529,086
Tupperware Brands Corp.	27,205	2,113,556
		15,504,759
Internet & Catalog Retail - 0.1%
HSN, Inc.	18,404	988,663
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc. (L)	32,883	3,123,885
Media - 1.3%
AMC Networks, Inc., Class A (I)	29,705	1,943,004
Cinemark Holdings, Inc.	52,329	1,461,026
DreamWorks Animation
SKG, Inc., Class A (I)(L)	36,583	938,720
John Wiley & Sons, Inc., Class A (L)	23,790	953,741
Lamar Advertising Company, Class A (I)	28,612	1,241,761
Meredith Corp. (L)	18,534	884,072
Scholastic Corp. (L)	13,618	398,871
The New York Times Company, Class A (I)	62,795	694,513
Valassis Communications, Inc. (L)	19,971	491,087
		9,006,795
Multiline Retail - 0.2%
Big Lots, Inc. (I)	29,945	944,166
Saks, Inc. (I)	51,751	705,884
		1,650,050
Specialty Retail - 4.2%
Aaron’s, Inc.	36,261	1,015,671
Advance Auto Parts, Inc.	37,617	3,053,372
Aeropostale, Inc. (I)	40,341	556,706
American Eagle Outfitters, Inc.	90,288	1,648,659
ANN, Inc. (I)(L)	24,313	807,192
Ascena Retail Group, Inc. (I)(L)	65,482	1,142,661
Barnes & Noble, Inc. (I)(L)	19,405	309,704
Cabela’s, Inc. (I)(L)	23,909	1,548,347
Chico’s FAS, Inc. (L)	83,422	1,423,179
CST Brands, Inc. (I)	31,023	955,819
Dick’s Sporting Goods, Inc. (L)	51,531	2,579,642
Foot Locker, Inc.	77,205	2,712,212
Guess?, Inc. (L)	31,416	974,838
Office Depot, Inc. (I)	147,144	569,447
Rent-A-Center, Inc. (L)	29,745	1,116,925
Signet Jewelers, Ltd.	41,599	2,805,021
Tractor Supply Company	35,896	4,221,729

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc.	44,220	$2,471,456
		29,912,580
Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.	26,205	1,941,004
Deckers Outdoor Corp. (I)(L)	17,721	895,088
Hanesbrands, Inc.	50,686	2,606,274
Under Armour, Inc., Class A (I)(L)	39,990	2,387,803
		7,830,169
		93,121,341
Consumer Staples - 4.1%
Food & Staples Retailing - 0.4%
Harris Teeter Supermarkets, Inc. (L)	25,442	1,192,212
SUPERVALU, Inc. (I)	103,176	641,755
United Natural Foods, Inc. (I)	25,366	1,369,510
		3,203,477
Food Products - 2.5%
Dean Foods Company (I)	96,021	962,130
Flowers Foods, Inc.	88,608	1,953,806
Green Mountain Coffee Roasters, Inc. (I)(L)	63,693	4,780,797
Hillshire Brands Company	63,305	2,094,129
Ingredion, Inc.	39,849	2,614,891
Lancaster Colony Corp.	9,976	778,028
Post Holdings, Inc. (I)(L)	16,805	733,706
Smithfield Foods, Inc. (I)	64,326	2,106,677
Tootsie Roll Industries, Inc. (L)	10,762	342,016
WhiteWave Foods Company, Class A (I)	71,195	1,156,919
		17,523,099
Household Products - 1.1%
Church & Dwight Company, Inc.	71,082	4,386,470
Energizer Holdings, Inc. (L)	32,015	3,217,828
		7,604,298
Tobacco - 0.1%
Universal Corp. (L)	12,004	694,431
		29,025,305
Energy - 5.0%
Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc. (I)	29,449	1,532,820
CARBO Ceramics, Inc. (L)	10,116	682,122
Dresser-Rand Group, Inc. (I)	39,178	2,349,896
Dril-Quip, Inc. (I)(L)	18,789	1,696,459
Helix Energy Solutions Group, Inc. (I)	50,675	1,167,552
Oceaneering International, Inc.	55,652	4,018,074
Oil States International, Inc. (I)	28,271	2,619,025
Patterson-UTI Energy, Inc. (L)	75,318	1,457,780
Superior Energy Services, Inc. (I)	82,086	2,129,311
Tidewater, Inc.	25,454	1,450,114
Unit Corp. (I)	22,470	956,773
		20,059,926
Oil, Gas & Consumable Fuels - 2.2%
Alpha Natural Resources, Inc. (I)(L)	113,859	596,621
Arch Coal, Inc. (L)	109,177	412,689
Bill Barrett Corp. (I)(L)	25,090	507,320
Cimarex Energy Company	44,467	2,889,910
Energen Corp.	37,150	1,941,459
HollyFrontier Corp.	104,584	4,474,104
Rosetta Resources, Inc. (I)	31,422	1,336,063
SM Energy Company	34,090	2,044,718

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	37,354	$1,493,413
		15,696,297
		35,756,223
Financials - 22.5%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (I)	27,127	4,447,200
Apollo Investment Corp.	115,600	894,744
Eaton Vance Corp. (L)	62,449	2,347,458
Federated Investors, Inc., Class B (L)	48,511	1,329,687
Greenhill & Company, Inc.	13,483	616,712
Janus Capital Group, Inc. (L)	97,657	831,061
Raymond James Financial, Inc.	58,182	2,500,662
SEI Investments Company	69,169	1,966,475
Waddell & Reed Financial, Inc., Class A	44,200	1,922,700
		16,856,699
Commercial Banks - 4.3%
Associated Banc-Corp. (L)	86,277	1,341,607
BancorpSouth, Inc. (L)	43,086	762,622
Bank of Hawaii Corp. (L)	23,066	1,160,681
Cathay General Bancorp	37,729	767,785
City National Corp. (L)	24,511	1,553,262
Commerce Bancshares, Inc. (L)	39,649	1,727,110
Cullen/Frost Bankers, Inc. (L)	30,868	2,061,056
East West Bancorp, Inc.	69,974	1,924,285
First Horizon National Corp.	124,079	1,389,685
First Niagara Financial Group, Inc.	182,070	1,833,445
FirstMerit Corp. (L)	85,256	1,707,678
Fulton Financial Corp.	100,386	1,152,431
Hancock Holding Company	43,667	1,313,067
International Bancshares Corp.	27,999	632,217
Prosperity Bancshares, Inc. (L)	24,185	1,252,541
Signature Bank (I)	24,309	2,018,133
SVB Financial Group (I)	23,188	1,932,024
Synovus Financial Corp.	408,101	1,191,655
TCF Financial Corp. (L)	84,262	1,194,835
Trustmark Corp. (L)	34,551	849,264
Valley National Bancorp (L)	102,501	970,684
Webster Financial Corp.	46,426	1,192,220
Westamerica Bancorp. (L)	13,881	634,223
		30,562,510
Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	44,887	2,093,530
MSCI, Inc. (I)	62,096	2,065,934
		4,159,464
Insurance - 4.7%
Alleghany Corp. (I)	8,666	3,321,764
American Financial Group, Inc.	38,849	1,900,105
Arthur J. Gallagher & Company	65,197	2,848,457
Aspen Insurance Holdings, Ltd.	35,058	1,300,301
Brown & Brown, Inc.	60,749	1,958,548
Everest Re Group, Ltd.	25,704	3,296,795
Fidelity National Financial, Inc., Class A	109,934	2,617,529
First American Financial Corp.	55,643	1,226,372
HCC Insurance Holdings, Inc.	51,641	2,226,244
Kemper Corp.	27,765	950,951
Mercury General Corp.	18,646	819,678
Old Republic International Corp.	124,168	1,598,042
Primerica, Inc.	23,743	888,938
Protective Life Corp.	40,354	1,549,997
Reinsurance Group of America, Inc.	37,294	2,577,388

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
StanCorp Financial Group, Inc. (L)	22,773	$1,125,214
The Hanover Insurance Group, Inc.	22,638	1,107,677
W.R. Berkley Corp.	56,678	2,315,863
		33,629,863
Real Estate Investment Trusts - 9.4%
Alexandria Real Estate Equities, Inc.	36,231	2,381,101
American Campus Communities, Inc.	53,896	2,191,411
BioMed Realty Trust, Inc.	95,833	1,938,702
BRE Properties, Inc.	39,642	1,982,893
Camden Property Trust	43,637	3,017,062
Corporate Office Properties Trust	44,118	1,125,009
Corrections Corp. of America	59,261	2,007,170
Duke Realty Corp.	165,453	2,579,412
Equity One, Inc.	31,852	720,811
Essex Property Trust, Inc.	19,545	3,106,091
Extra Space Storage, Inc.	53,299	2,234,827
Federal Realty Investment Trust	33,559	3,479,397
Highwoods Properties, Inc.	42,251	1,504,558
Home Properties, Inc.	26,871	1,756,557
Hospitality Properties Trust	71,876	1,888,901
Kilroy Realty Corp.	38,759	2,054,615
Liberty Property Trust	61,850	2,285,976
Mack-Cali Realty Corp.	42,966	1,052,237
National Retail Properties, Inc.	60,882	2,094,341
Omega Healthcare Investors, Inc.	59,747	1,853,352
Potlatch Corp.	20,824	842,123
Rayonier, Inc.	64,823	3,590,546
Realty Income Corp.	100,937	4,231,279
Regency Centers Corp.	47,119	2,394,116
Senior Housing Properties Trust	96,742	2,508,520
SL Green Realty Corp.	47,115	4,155,072
Taubman Centers, Inc.	32,801	2,464,995
UDR, Inc.	128,977	3,287,624
Weingarten Realty Investors	57,645	1,773,737
		66,502,435
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc. (I)	22,143	880,184
Jones Lang LaSalle, Inc.	22,682	2,067,237
		2,947,421
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp. (L)	42,222	455,153
New York Community Bancorp, Inc. (L)	226,771	3,174,794
Washington Federal, Inc.	53,597	1,011,911
		4,641,858
		159,300,250
Health Care - 9.1%
Biotechnology - 1.5%
United Therapeutics Corp. (I)(L)	23,760	1,563,883
Vertex Pharmaceuticals, Inc. (I)	113,882	9,095,755
		10,659,638
Health Care Equipment & Supplies - 2.4%
Hill-Rom Holdings, Inc.	30,739	1,035,290
Hologic, Inc. (I)	138,525	2,673,533
IDEXX Laboratories, Inc. (I)(L)	27,829	2,498,488
Masimo Corp. (L)	26,401	559,701
ResMed, Inc. (L)	73,279	3,307,081
STERIS Corp.	30,318	1,300,036
Teleflex, Inc.	21,145	1,638,526
The Cooper Companies, Inc.	25,027	2,979,464

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Thoratec Corp. (I)	29,489	$923,301
		16,915,420
Health Care Providers & Services - 3.2%
Community Health Systems, Inc.	48,484	2,272,930
Health Management
Associates, Inc., Class A (I)	133,392	2,096,922
Health Net, Inc. (I)	40,812	1,298,638
Henry Schein, Inc. (I)(L)	44,818	4,291,324
LifePoint Hospitals, Inc. (I)	24,377	1,190,573
MEDNAX, Inc. (I)	25,728	2,356,170
Omnicare, Inc. (L)	53,970	2,574,909
Owens & Minor, Inc. (L)	32,572	1,101,911
Universal Health Services, Inc., Class B	45,879	3,072,058
VCA Antech, Inc. (I)(L)	45,541	1,188,165
WellCare Health Plans, Inc. (I)	22,356	1,241,876
		22,685,476
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (I)	91,177	1,179,830
HMS Holdings Corp. (I)(L)	45,113	1,051,133
		2,230,963
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A (I)	10,419	1,169,012
Charles River
Laboratories International, Inc. (I)	25,218	1,034,695
Covance, Inc. (I)(L)	28,743	2,188,492
Mettler-Toledo International, Inc. (I)	15,526	3,123,831
Techne Corp.	17,810	1,230,315
		8,746,345
Pharmaceuticals - 0.5%
Endo Health Solutions, Inc. (I)	57,734	2,124,034
Mallinckrodt Plc (I)	30,252	1,331,088
		3,455,122
		64,692,964
Industrials - 15.9%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	16,553	1,362,808
B/E Aerospace, Inc. (I)	53,870	3,398,120
Esterline Technologies Corp. (I)	16,089	1,163,074
Exelis, Inc.	96,767	1,334,417
Huntington Ingalls Industries, Inc.	25,793	1,456,789
Triumph Group, Inc.	26,536	2,100,324
		10,815,532
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	53,763	885,477
Airlines - 0.4%
Alaska Air Group, Inc. (I)	36,132	1,878,864
JetBlue Airways Corp. (I)(L)	116,105	731,462
		2,610,326
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	84,876	3,288,096
Lennox International, Inc.	23,585	1,522,176
		4,810,272
Commercial Services & Supplies - 1.7%
Clean Harbors, Inc. (I)(L)	27,712	1,400,287
Copart, Inc. (I)	54,848	1,689,318
Deluxe Corp. (L)	26,163	906,548
Herman Miller, Inc.	30,026	812,804

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
HNI Corp. (L)	23,380	$843,317
Mine Safety Appliances Company	16,048	747,034
R.R. Donnelley & Sons Company (L)	93,307	1,307,231
Rollins, Inc.	33,862	877,026
The Brink’s Company	24,670	629,332
Waste Connections, Inc.	63,484	2,611,732
		11,824,629
Construction & Engineering - 0.9%
AECOM Technology Corp. (I)	53,023	1,685,601
Granite Construction, Inc.	18,329	545,471
KBR, Inc.	76,029	2,470,943
URS Corp.	39,041	1,843,516
		6,545,531
Electrical Equipment - 1.7%
Acuity Brands, Inc. (L)	22,034	1,664,008
AMETEK, Inc.	125,262	5,298,583
General Cable Corp.	25,594	787,016
Hubbell, Inc., Class B	27,477	2,720,223
Regal-Beloit Corp.	23,140	1,500,398
		11,970,228
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	32,728	2,039,282
Machinery - 5.2%
AGCO Corp.	50,057	2,512,361
CLARCOR, Inc.	25,554	1,334,174
Crane Company	24,988	1,497,281
Donaldson Company, Inc.	69,537	2,479,689
Gardner Denver, Inc.	25,309	1,902,731
Graco, Inc.	31,510	1,991,747
Harsco Corp.	41,492	962,199
IDEX Corp. (L)	42,294	2,275,840
ITT Corp.	46,351	1,363,183
Kennametal, Inc.	40,498	1,572,537
Lincoln Electric Holdings, Inc.	42,664	2,443,367
Nordson Corp.	29,065	2,014,495
Oshkosh Corp. (I)	45,258	1,718,446
SPX Corp.	24,068	1,732,415
Terex Corp. (I)(L)	57,199	1,504,334
Timken Company	41,049	2,310,238
Trinity Industries, Inc. (L)	40,740	1,566,046
Valmont Industries, Inc.	12,110	1,732,820
Wabtec Corp.	49,479	2,643,663
Woodward, Inc. (L)	31,124	1,244,960
		36,802,526
Marine - 0.4%
Kirby Corp. (I)(L)	29,193	2,322,011
Matson, Inc.	21,955	548,875
		2,870,886
Professional Services - 0.9%
FTI Consulting, Inc. (I)	20,732	681,875
ManpowerGroup, Inc.	39,675	2,174,190
The Corporate Executive Board Company (L)	17,289	1,093,011
Towers Watson & Company, Class A	29,037	2,379,292
		6,328,368
Road & Rail - 1.2%
Con-way, Inc.	28,980	1,129,061
Genesee & Wyoming, Inc., Class A (I)(L)	25,471	2,160,960
J.B. Hunt Transport Services, Inc.	46,571	3,364,289
Landstar System, Inc.	23,950	1,233,425

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Werner Enterprises, Inc. (L)	22,990	$555,668
		8,443,403
Trading Companies & Distributors - 0.9%
GATX Corp. (L)	24,073	1,141,782
MSC Industrial Direct Company, Inc., Class A	24,090	1,866,011
United Rentals, Inc. (I)(L)	48,473	2,419,287
Watsco, Inc. (L)	15,269	1,281,985
		6,709,065
		112,655,525
Information Technology - 14.8%
Communications Equipment - 0.8%
ADTRAN, Inc.	30,487	750,285
Ciena Corp. (I)(L)	52,221	1,014,132
InterDigital, Inc.	21,164	944,973
Plantronics, Inc.	22,262	977,747
Polycom, Inc. (I)	88,964	937,681
Riverbed Technology, Inc. (I)	84,060	1,307,974
		5,932,792
Computers & Peripherals - 1.0%
3D Systems Corp. (I)(L)	47,676	2,092,976
Diebold, Inc.	32,742	1,103,078
Lexmark International, Inc., Class A (L)	32,412	990,835
NCR Corp. (I)	84,561	2,789,667
		6,976,556
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics, Inc. (I)	53,839	2,145,484
Avnet, Inc. (I)	70,494	2,368,598
Ingram Micro, Inc., Class A (I)	78,355	1,487,961
Itron, Inc. (I)(L)	20,333	862,729
National Instruments Corp.	48,934	1,367,216
Tech Data Corp. (I)	19,422	914,582
Trimble Navigation, Ltd. (I)	131,572	3,422,188
Vishay Intertechnology, Inc. (I)(L)	67,951	943,839
		13,512,597
Internet Software & Services - 1.4%
AOL, Inc. (I)	39,838	1,453,290
Equinix, Inc. (I)(L)	25,386	4,689,302
Monster Worldwide, Inc. (I)(L)	59,951	294,359
Rackspace Hosting, Inc. (I)(L)	56,833	2,153,402
ValueClick, Inc. (I)	36,850	909,458
		9,499,811
IT Services - 3.2%
Acxiom Corp. (I)	38,018	862,248
Alliance Data Systems Corp. (I)(L)	25,300	4,580,059
Broadridge Financial Solutions, Inc.	62,352	1,657,316
Convergys Corp. (L)	54,039	941,900
CoreLogic, Inc. (I)	49,135	1,138,458
DST Systems, Inc.	15,357	1,003,273
Gartner, Inc. (I)	48,222	2,748,172
Global Payments, Inc.	39,799	1,843,490
Jack Henry & Associates, Inc. (L)	44,292	2,087,482
Lender Processing Services, Inc.	43,688	1,413,307
ManTech International Corp., Class A (L)	12,219	319,160
NeuStar, Inc., Class A (I)(L)	33,846	1,647,623
VeriFone Systems, Inc. (I)(L)	55,825	938,418
WEX, Inc. (I)	19,957	1,530,702
		22,711,608

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office Electronics - 0.2%
Zebra Technologies Corp., Class A (I)	26,191	$1,137,737
Semiconductors & Semiconductor Equipment - 2.1%
Atmel Corp. (I)	220,470	1,620,455
Cree, Inc. (I)(L)	60,656	3,873,492
Cypress Semiconductor Corp. (I)(L)	69,579	746,583
Fairchild Semiconductor International, Inc. (I)	65,435	903,003
Integrated Device Technology, Inc. (I)	75,883	602,511
International Rectifier Corp. (I)	35,719	747,956
Intersil Corp., Class A	65,415	511,545
RF Micro Devices, Inc. (I)	144,664	773,952
Semtech Corp. (I)(L)	34,717	1,216,137
Silicon Laboratories, Inc. (I)(L)	20,086	831,761
Skyworks Solutions, Inc. (I)	98,344	2,152,750
SunEdison, Inc. (I)	119,237	974,166
		14,954,311
Software - 4.2%
ACI Worldwide, Inc. (I)(L)	20,497	952,701
Advent Software, Inc.	16,654	583,889
ANSYS, Inc. (I)	47,943	3,504,633
Cadence Design Systems, Inc. (I)	145,561	2,107,723
CommVault Systems, Inc. (I)	22,234	1,687,338
Compuware Corp.	109,780	1,136,223
Concur Technologies, Inc. (I)(L)	23,548	1,916,336
FactSet Research Systems, Inc. (L)	20,813	2,121,677
Fair Isaac Corp.	18,451	845,609
Informatica Corp. (I)	55,592	1,944,608
Mentor Graphics Corp.	48,764	953,336
MICROS Systems, Inc. (I)(L)	40,460	1,745,849
PTC, Inc. (I)	61,493	1,508,423
Rovi Corp. (I)	53,173	1,214,471
SolarWinds, Inc. (I)	31,717	1,230,937
Solera Holdings, Inc.	35,436	1,972,013
Synopsys, Inc. (I)	79,090	2,827,468
TIBCO Software, Inc. (I)	80,185	1,715,959
		29,969,193
		104,694,605
Materials - 6.7%
Chemicals - 2.7%
Albemarle Corp. (L)	45,185	2,814,574
Ashland, Inc.	37,802	3,156,467
Cabot Corp.	30,857	1,154,669
Cytec Industries, Inc.	21,575	1,580,369
Intrepid Potash, Inc. (L)	27,667	527,056
Minerals Technologies, Inc.	17,931	741,268
NewMarket Corp. (L)	5,484	1,439,879
Olin Corp.	41,301	987,920
RPM International, Inc.	68,156	2,176,903
Sensient Technologies Corp.	25,741	1,041,738
The Scotts Miracle-Gro Company, Class A (L)	19,995	965,958
Valspar Corp.	42,039	2,718,662
		19,305,463
Construction Materials - 0.6%
Eagle Materials, Inc.	24,191	1,603,138
Martin Marietta Materials, Inc. (L)	23,623	2,324,976
		3,928,114
Containers & Packaging - 1.7%
Aptargroup, Inc. (L)	34,306	1,894,034
Greif, Inc., Class A	15,654	824,496
Packaging Corp. of America	50,465	2,470,766
Rock-Tenn Company, Class A	37,003	3,695,860

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
Silgan Holdings, Inc.	23,281	$1,093,276
Sonoco Products Company	52,087	1,800,648
		11,779,080
Metals & Mining - 1.4%
Carpenter Technology Corp. (L)	22,778	1,026,604
Commercial Metals Company	60,118	887,943
Compass Minerals International, Inc. (L)	17,131	1,448,083
Freeport-McMoRan Copper & Gold, Inc. (L)	482	13,308
Reliance Steel & Aluminum Company	39,447	2,586,145
Royal Gold, Inc. (L)	33,457	1,407,871
Steel Dynamics, Inc.	113,368	1,690,317
Worthington Industries, Inc.	27,428	869,742
		9,930,013
Paper & Forest Products - 0.3%
Domtar Corp. (L)	17,249	1,147,059
Louisiana-Pacific Corp. (I)	71,690	1,060,295
		2,207,354
		47,150,024
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
tw telecom, Inc. (I)	77,322	2,175,841
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	51,698	1,274,356
		3,450,197
Utilities - 5.0%
Electric Utilities - 2.2%
Cleco Corp.	31,091	1,443,555
Great Plains Energy, Inc.	79,074	1,782,328
Hawaiian Electric Industries, Inc. (L)	50,690	1,282,964
IDACORP, Inc.	25,839	1,234,071
NV Energy, Inc.	121,108	2,841,194
OGE Energy Corp.	50,983	3,477,041
PNM Resources, Inc.	40,970	909,124
Westar Energy, Inc.	65,270	2,086,029
		15,056,306
Gas Utilities - 1.4%
Atmos Energy Corp.	46,578	1,912,493
National Fuel Gas Company	42,975	2,490,401
Questar Corp.	90,039	2,147,430
UGI Corp.	58,557	2,290,164
WGL Holdings, Inc.	26,595	1,149,436
		9,989,924
Multi-Utilities - 1.1%
Alliant Energy Corp.	57,056	2,876,764
Black Hills Corp.	22,860	1,114,425
MDU Resources Group, Inc.	97,129	2,516,612
Vectren Corp.	42,320	1,431,686
		7,939,487
Water Utilities - 0.3%
Aqua America, Inc. (L)	72,395	2,265,240
		35,250,957
TOTAL COMMON STOCKS (Cost $448,860,188)	$685,097,391

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 17.4%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	12,313,660	123,224,030
TOTAL SECURITIES LENDING
COLLATERAL (Cost $123,239,708)	$123,224,030

SHORT-TERM INVESTMENTS - 3.2%

Repurchase Agreement - 3.2%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $22,586,019 on 07/01/2013,
collateralized by $17,885,000 U.S. Treasury
Bond, 5.250% due 02/15/2029 (valued at
$23,042,158, including interest)	$22,586,000	$22,586,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,586,000)	$22,586,000
Total Investments (Mid Cap Index Trust)
(Cost $594,685,896) - 117.3%	$830,907,421
Other assets and liabilities, net - (17.3%)	(122,290,382)
TOTAL NET ASSETS - 100.0%	$708,617,039

Mid Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 100.5%
Consumer Discretionary - 22.7%
Auto Components - 2.1%
Allison Transmission Holdings, Inc. (L)	349,213	$8,059,836
Tenneco, Inc. (I)	184,825	8,368,876
		16,428,712
Hotels, Restaurants & Leisure - 7.8%
Bloomin’ Brands, Inc. (I)	473,920	11,791,130
Buffalo Wild Wings, Inc. (I)(L)	94,188	9,245,494
Burger King Worldwide, Inc. (L)	430,052	8,390,315
Life Time Fitness, Inc. (I)(L)	201,800	10,112,198
Melco Crown Entertainment, Ltd., ADR (I)	335,400	7,499,544
Starwood Hotels &
Resorts Worldwide, Inc. (L)	119,550	7,554,365
Wyndham Worldwide Corp.	132,390	7,576,680
		62,169,726
Household Durables - 2.8%
Lennar Corp., Class A	90,000	3,243,600
PulteGroup, Inc. (I)	214,115	4,061,762
Taylor Morrison Home Corp. (I)	296,896	7,238,324
Whirlpool Corp.	70,030	8,008,631
		22,552,317
Internet & Catalog Retail - 2.6%
HomeAway, Inc. (I)(L)	119,040	3,849,754
Netflix, Inc. (I)(L)	35,830	7,563,355
TripAdvisor, Inc. (I)(L)	158,060	9,621,112
		21,034,221
Media - 0.6%
IMAX Corp. (I)	179,660	4,466,348
Specialty Retail - 5.0%
Dick’s Sporting Goods, Inc. (L)	234,400	11,734,064
DSW, Inc., Class A	104,556	7,681,729
Five Below, Inc. (I)(L)	48,390	1,778,816

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Francesca’s Holdings Corp. (I)(L)	249,800	$6,941,942
Pier 1 Imports, Inc.	344,010	8,080,795
Urban Outfitters, Inc. (I)	81,080	3,261,038
		39,478,384
Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	59,130	7,394,207
Samsonite International SA	2,932,110	7,061,037
		14,455,244
		180,584,952
Consumer Staples - 5.2%
Beverages - 1.2%
Monster Beverage Corp. (I)	152,430	9,263,171
Food & Staples Retailing - 1.1%
Whole Foods Market, Inc.	169,860	8,744,393
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (I)(L)	112,190	8,420,981
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	127,218	7,234,888
Personal Products - 1.0%
Coty, Inc., Class A (I)(L)	457,432	7,858,682
		41,522,115
Energy - 3.5%
Energy Equipment & Services - 1.0%
Trican Well Service, Ltd.	572,250	7,606,784
Oil, Gas & Consumable Fuels - 2.5%
Cabot Oil & Gas Corp.	98,540	6,998,311
Cobalt International Energy, Inc. (I)	149,673	3,976,812
Pioneer Natural Resources Company (L)	62,695	9,075,101
		20,050,224
		27,657,008
Financials - 6.1%
Diversified Financial Services - 1.2%
IntercontinentalExchange, Inc. (I)(L)	53,210	9,458,610
Insurance - 3.8%
Aon PLC	125,030	8,045,681
Assured Guaranty, Ltd.	373,640	8,242,498
The Hanover Insurance Group, Inc.	138,200	6,762,126
XL Group PLC	252,060	7,642,459
		30,692,764
Real Estate Investment Trusts - 1.1%
Host Hotels & Resorts, Inc.	522,763	8,819,012
		48,970,386
Health Care - 14.9%
Biotechnology - 2.6%
Arena Pharmaceuticals, Inc. (I)(L)	366,290	2,820,433
Cubist Pharmaceuticals, Inc. (I)(L)	60,770	2,935,191
Onyx Pharmaceuticals, Inc. (I)(L)	19,490	2,415,396
Regeneron Pharmaceuticals, Inc. (I)(L)	23,650	5,318,412
Vertex Pharmaceuticals, Inc. (I)	90,807	7,252,755
		20,742,187
Health Care Equipment & Supplies - 3.9%
Boston Scientific Corp. (I)	780,293	7,233,316
DexCom, Inc. (I)	229,180	5,145,091
HeartWare International, Inc. (I)	67,610	6,430,387

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc. (I)	654,990	$12,641,307
		31,450,101
Health Care Providers & Services - 2.8%
Acadia Healthcare Company, Inc. (I)(L)	182,980	6,051,149
Catamaran Corp. (I)	237,120	11,552,486
Team Health Holdings, Inc. (I)	106,450	4,371,902
		21,975,537
Life Sciences Tools & Services - 1.5%
Covance, Inc. (I)(L)	103,130	7,852,318
Illumina, Inc. (I)	58,120	4,349,701
		12,202,019
Pharmaceuticals - 4.1%
Actavis, Inc. (I)	65,648	8,286,091
Endo Health Solutions, Inc. (I)	170,550	6,274,535
Forest Laboratories, Inc. (I)(L)	202,600	8,306,600
Ono Pharmaceutical Company, Ltd.	65,700	4,458,466
Salix Pharmaceuticals, Ltd. (I)	79,870	5,283,401
		32,609,093
		118,978,937
Industrials - 14.1%
Aerospace & Defense - 1.9%
DigitalGlobe, Inc. (I)	498,360	15,454,144
Airlines - 0.7%
Spirit Airlines, Inc. (I)	161,686	5,136,764
Building Products - 2.2%
Armstrong World Industries, Inc. (I)	209,478	10,010,954
Owens Corning (I)	199,178	7,783,876
		17,794,830
Commercial Services & Supplies - 0.8%
Platform Acquisition Holdings, Ltd. (I)	616,600	6,597,620
Construction & Engineering - 1.2%
KBR, Inc.	286,250	9,303,125
Electrical Equipment - 0.8%
Polypore International, Inc. (I)(L)	148,679	5,991,764
Machinery - 0.6%
Pall Corp.	74,210	4,929,770
Professional Services - 2.8%
IHS, Inc., Class A (I)	131,708	13,747,681
Nielsen Holdings NV	260,252	8,741,865
		22,489,546
Road & Rail - 1.0%
Hertz Global Holdings, Inc. (I)(L)	318,250	7,892,600
Trading Companies & Distributors - 2.1%
HD Supply Holdings, Inc. (I)	444,700	8,355,913
WESCO International, Inc. (I)(L)	121,410	8,251,024
		16,606,937
		112,197,100
Information Technology - 29.5%
Communications Equipment - 1.8%
JDS Uniphase Corp. (I)(L)	583,170	8,385,985
Juniper Networks, Inc. (I)	325,730	6,289,846
		14,675,831
Computers & Peripherals - 1.1%
SanDisk Corp. (I)	137,820	8,420,802

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 1.0%
National Instruments Corp.	284,910	$7,960,385
Internet Software & Services - 9.0%
Akamai Technologies, Inc. (I)	292,774	12,457,534
Angie’s List, Inc. (I)(L)	276,800	7,349,040
Cornerstone OnDemand, Inc. (I)(L)	135,680	5,873,587
IAC/InterActiveCorp	161,260	7,669,526
LinkedIn Corp., Class A (I)	84,010	14,978,983
Pandora Media, Inc. (I)(L)	537,510	9,890,184
Trulia, Inc. (I)(L)	281,000	8,736,290
Zillow, Inc., Class A (I)(L)	86,730	4,882,899
		71,838,043
IT Services - 2.3%
Teradata Corp. (I)	206,881	10,391,633
Vantiv, Inc., Class A (I)	276,845	7,640,922
		18,032,555
Semiconductors & Semiconductor Equipment - 4.4%
Micron Technology, Inc. (I)(L)	755,150	10,821,300
NXP Semiconductor NV (I)	318,650	9,871,777
SunEdison, Inc. (I)	769,718	6,288,596
Xilinx, Inc. (L)	210,810	8,350,184
		35,331,857
Software - 9.9%
Autodesk, Inc. (I)	353,020	11,981,499
Cadence Design Systems, Inc. (I)(L)	756,000	10,946,880
Concur Technologies, Inc. (I)(L)	160,710	13,078,580
Infoblox, Inc. (I)	102,952	3,012,376
Red Hat, Inc. (I)	151,860	7,261,945
ServiceNow, Inc. (I)	278,777	11,259,803
Splunk, Inc. (I)	89,610	4,154,320
Symantec Corp.	348,650	7,834,166
TIBCO Software, Inc. (I)	285,360	6,106,704
Workday, Inc., Class A (I)(L)	46,180	2,959,676
		78,595,949
		234,855,422
Materials - 4.5%
Chemicals - 0.5%
Axiall Corp.	82,661	3,519,705
Containers & Packaging - 2.1%
Crown Holdings, Inc. (I)	168,919	6,947,638
Rock-Tenn Company, Class A	100,074	9,995,391
		16,943,029
Paper & Forest Products - 1.9%
International Paper Company	165,815	7,347,263
Louisiana-Pacific Corp. (I)	535,285	7,916,856
		15,264,119
		35,726,853
TOTAL COMMON STOCKS (Cost $685,734,428)	$800,492,773

WARRANTS - 0.0%
Industrials - 0.0%
Platform Acquisition Holdings, Ltd.
(Expiration Date: 07/31/2020; Strike
Price: $11.50) (I)	616,600	1
TOTAL WARRANTS (Cost $6,166)	$1

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 22.3%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	17,788,632	178,012,618
TOTAL SECURITIES LENDING
COLLATERAL (Cost $178,030,591)		$178,012,618

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.8%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/28/2013 at 0.250% to
be repurchased at $6,000,125 on
07/01/2013, collateralized by $6,136,000
Federal National Mortgage Association,
0.500% due 10/22/2015 (valued at
$6,120,701, including interest)	$6,000,000	$6,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,000,000)		$6,000,000
Total Investments (Mid Cap Stock Trust)
(Cost $869,771,185) - 123.6%		$984,505,392
Other assets and liabilities, net - (23.6%)		(187,869,260)
TOTAL NET ASSETS - 100.0%		$796,636,132

Mid Cap Value Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.3%
Consumer Discretionary - 8.7%
Auto Components - 1.8%
TRW Automotive Holdings Corp. (I)	26,417	$1,755,145
Visteon Corp. (I)	15,453	975,393
		2,730,538
Automobiles - 0.3%
Ford Motor Company	26,836	415,153
Hotels, Restaurants & Leisure - 1.0%
Penn National Gaming, Inc. (I)(L)	9,955	526,221
Royal Caribbean Cruises, Ltd.	27,872	929,252
		1,455,473
Household Durables - 1.1%
Newell Rubbermaid, Inc.	59,846	1,570,958
Internet & Catalog Retail - 1.6%
Liberty Interactive Corp., Series A (I)	86,164	1,982,634
Liberty Ventures, Series A (I)	5,362	455,824
		2,438,458
Media - 1.8%
Liberty Media Corp., Series A (I)	8,910	1,129,432
Omnicom Group, Inc.	6,520	409,912
The Interpublic Group of Companies, Inc.	82,747	1,203,969
		2,743,313
Multiline Retail - 0.4%
Kohl’s Corp.	4,043	204,212
Macy’s, Inc.	8,832	423,936
		628,148
Specialty Retail - 0.7%
CST Brands, Inc. (I)(L)	3,715	114,459

Mid Cap Value Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
The Gap, Inc.	20,386	$850,708
		965,167
		12,947,208
Consumer Staples - 3.1%
Food Products - 1.3%
Hillshire Brands Company	11,661	385,746
Mead Johnson Nutrition Company	4,904	388,544
Post Holdings, Inc. (I)	16,281	710,828
The J.M. Smucker Company	4,091	421,987
		1,907,105
Household Products - 0.8%
The Clorox Company	14,165	1,177,678
Personal Products - 0.7%
Avon Products, Inc.	45,271	952,049
Tobacco - 0.3%
Lorillard, Inc.	11,421	498,869
		4,535,701
Energy - 9.2%
Energy Equipment & Services - 1.9%
C&J Energy Services, Inc. (I)(L)	27,773	537,963
Ensco PLC, Class A	25,425	1,477,701
Noble Corp.	20,643	775,764
		2,791,428
Oil, Gas & Consumable Fuels - 7.3%
Cameco Corp. (Toronto Stock Exchange)	10,212	210,980
EQT Corp.	19,974	1,585,336
HollyFrontier Corp.	4,932	210,991
Kinder Morgan, Inc.	17,913	683,381
Marathon Petroleum Corp.	23,193	1,648,095
Pioneer Natural Resources Company	14,060	2,035,185
Southwestern Energy Company (I)	23,162	846,108
Spectra Energy Corp.	48,649	1,676,445
Valero Energy Corp.	33,443	1,162,813
Whiting Petroleum Corp. (I)	18,297	843,309
		10,902,643
		13,694,071
Financials - 27.3%
Capital Markets - 2.5%
Invesco, Ltd.	94,734	3,012,541
Lazard, Ltd., Class A	20,853	670,424
		3,682,965
Commercial Banks - 9.9%
CIT Group, Inc. (I)	61,624	2,873,527
Comerica, Inc.	76,908	3,063,246
Fifth Third Bancorp	176,969	3,194,290
Huntington Bancshares, Inc.	264,431	2,083,716
M&T Bank Corp. (L)	15,011	1,677,479
SunTrust Banks, Inc.	16,192	511,181
TCF Financial Corp. (L)	92,890	1,317,180
		14,720,619
Insurance - 12.5%
Axis Capital Holdings, Ltd.	64,663	2,960,272
Everest Re Group, Ltd.	10,001	1,282,728
Hartford Financial Services Group, Inc.	74,030	2,289,008
Lincoln National Corp.	76,264	2,781,348
PartnerRe, Ltd.	11,181	1,012,551

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Principal Financial Group, Inc. (L)	25,737	$963,851
Reinsurance Group of America, Inc.	34,138	2,359,277
Validus Holdings, Ltd.	34,597	1,249,644
W.R. Berkley Corp.	9,002	367,822
XL Group PLC	108,366	3,285,657
		18,552,158
Real Estate Investment Trusts - 2.4%
Equity Lifestyle Properties, Inc.	6,301	495,196
General Growth Properties, Inc.	22,213	441,372
Hospitality Properties Trust	17,009	446,997
Omega Healthcare Investors, Inc.	13,471	417,870
Rayonier, Inc.	32,418	1,795,633
		3,597,068
		40,552,810
Health Care - 10.3%
Health Care Equipment & Supplies - 4.5%
Boston Scientific Corp. (I)	291,198	2,699,405
C.R. Bard, Inc.	7,093	770,867
Teleflex, Inc.	18,765	1,454,100
Zimmer Holdings, Inc.	24,089	1,805,230
		6,729,602
Health Care Providers & Services - 3.8%
Cigna Corp.	40,907	2,965,348
Community Health Systems, Inc.	31,863	1,493,737
Universal Health Services, Inc., Class B	18,556	1,242,510
		5,701,595
Pharmaceuticals - 2.0%
Actavis, Inc. (I)	23,244	2,933,858
		15,365,055
Industrials - 14.4%
Aerospace & Defense - 1.2%
Embraer SA, ADR	29,087	1,073,019
L-3 Communications Holdings, Inc.	3,406	292,030
Raytheon Company	7,123	470,973
		1,836,022
Airlines - 1.8%
Delta Air Lines, Inc. (I)	67,812	1,268,763
United Continental Holdings, Inc. (I)	43,720	1,367,999
		2,636,762
Commercial Services & Supplies - 1.1%
R.R. Donnelley & Sons Company (L)	117,478	1,645,867
Construction & Engineering - 2.0%
Fluor Corp.	17,832	1,057,616
Jacobs Engineering Group, Inc. (I)	21,266	1,172,395
KBR, Inc.	10,020	325,650
URS Corp.	7,922	374,077
		2,929,738
Electrical Equipment - 2.3%
Eaton Corp. PLC	33,432	2,200,160
Rockwell Automation, Inc.	14,647	1,217,752
		3,417,912
Machinery - 2.4%
AGCO Corp.	11,041	554,148
Joy Global, Inc.	14,155	686,942
Parker Hannifin Corp.	18,660	1,780,164

Mid Cap Value Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
SPX Corp.	7,778	$559,860
		3,581,114
Road & Rail - 3.6%
J.B. Hunt Transport Services, Inc.	27,095	1,957,343
Kansas City Southern	32,803	3,475,806
		5,433,149
		21,480,564
Information Technology - 8.2%
Computers & Peripherals - 1.3%
NCR Corp. (I)	57,429	1,894,583
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp., Class A	27,229	2,122,228
Avnet, Inc. (I)	35,875	1,205,400
		3,327,628
IT Services - 0.9%
Amdocs, Ltd.	35,502	1,316,769
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	14,689	661,886
Fairchild Semiconductor International, Inc. (I)	32,840	453,192
Infineon Technologies AG, ADR	48,154	401,604
LSI Corp. (I)	203,655	1,454,097
Microchip Technology, Inc. (L)	17,448	649,938
ON Semiconductor Corp. (I)	135,622	1,095,826
United Microelectronics Corp., ADR (L)	374,022	871,471
		5,588,014
		12,126,994
Materials - 7.7%
Chemicals - 5.4%
Agrium, Inc. (L)	7,064	614,285
Eastman Chemical Company	64,982	4,549,390
PPG Industries, Inc.	19,240	2,816,928
		7,980,603
Containers & Packaging - 1.1%
Rock-Tenn Company, Class A	10,656	1,064,321
Sealed Air Corp.	27,185	651,081
		1,715,402
Paper & Forest Products - 1.2%
Domtar Corp. (L)	8,521	566,647
International Paper Company	28,031	1,242,054
		1,808,701
		11,504,706
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc. (L)	31,248	1,104,617
Utilities - 5.7%
Electric Utilities - 2.0%
NV Energy, Inc.	106,853	2,506,771
Xcel Energy, Inc.	18,984	538,007
		3,044,778
Gas Utilities - 1.0%
Questar Corp.	62,516	1,491,007
Multi-Utilities - 2.7%
Ameren Corp.	17,846	614,616
Sempra Energy	22,789	1,863,229

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
Wisconsin Energy Corp. (L)	36,871	$1,511,342
		3,989,187
		8,524,972
TOTAL COMMON STOCKS (Cost $106,955,247)		$141,836,698
CONVERTIBLE BONDS - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV 3.750%, 03/15/2018	$233,000	$287,027
TOTAL CONVERTIBLE BONDS (Cost $233,000)		$287,027
WARRANTS - 0.1%
Energy - 0.1%
Kinder Morgan, Inc. (Expiration Date:
05/25/2017; Strike Price: $40.00) (I)	24,669	126,305
TOTAL WARRANTS (Cost $42,614)		$126,305
SECURITIES LENDING COLLATERAL - 6.9%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	1,026,704	10,274,333
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,275,199)		$10,274,333
SHORT-TERM INVESTMENTS - 3.8%
Commercial Paper - 3.8%
Bryant Park Funding LLC, 0.130%,
07/01/2013 *	$5,600,000	$5,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,600,000)		$5,600,000
Total Investments (Mid Cap Value Equity Trust)
(Cost $123,106,060) - 106.3%		$158,124,363
Other assets and liabilities, net - (6.3%)		(9,341,787)
TOTAL NET ASSETS - 100.0%		$148,782,576

Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 93.4%
Consumer Discretionary - 9.5%
Auto Components - 0.6%
Visteon Corp. (I)	81,200	$5,125,344
Diversified Consumer Services - 0.8%
Apollo Group, Inc., Class A (I)(L)	129,700	2,298,284
Strayer Education, Inc. (L)	89,705	4,380,295
		6,678,579
Hotels, Restaurants & Leisure - 0.5%
International Game Technology	224,900	3,758,079
Leisure Equipment & Products - 1.8%
Hasbro, Inc. (L)	67,600	3,030,508
Mattel, Inc.	209,300	9,483,383
Sankyo Company, Ltd.	48,700	2,300,624
		14,814,515

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media - 4.1%
Cablevision Systems Corp., Class A (L)	528,400	$8,887,688
Charter Communications, Inc., Class A (I)	64,200	7,951,170
DreamWorks Animation
SKG, Inc., Class A (I)(L)	284,800	7,307,968
Scholastic Corp. (L)	50,024	1,465,203
The Washington Post Company, Class B (L)	11,900	5,756,863
Tribune Company (I)(L)	32,300	1,837,870
		33,206,762
Specialty Retail - 1.7%
CarMax, Inc. (I)	76,700	3,540,472
The Gap, Inc.	249,900	10,428,327
		13,968,799
		77,552,078
Consumer Staples - 9.8%
Beverages - 0.6%
Beam, Inc.	36,800	2,322,448
Brown-Forman Corp., Class B	38,200	2,580,410
		4,902,858
Food & Staples Retailing - 3.4%
Sysco Corp. (L)	325,600	11,122,496
The Kroger Company	482,900	16,679,366
		27,801,862
Food Products - 3.6%
Archer-Daniels-Midland Company	280,300	9,504,973
Flowers Foods, Inc.	303,600	6,694,380
Kellogg Company	102,000	6,551,460
McCormick & Company, Inc., Non
Voting Shares (L)	64,400	4,531,184
Tootsie Roll Industries, Inc. (L)	61,240	1,946,207
		29,228,204
Household Products - 0.6%
The Clorox Company	59,900	4,980,086
Personal Products - 1.6%
Avon Products, Inc.	607,200	12,769,416
		79,682,426
Energy - 9.0%
Energy Equipment & Services - 2.0%
Exterran Holdings, Inc. (I)	536,022	15,072,939
SEACOR Holdings, Inc. (L)	17,300	1,436,765
		16,509,704
Oil, Gas & Consumable Fuels - 7.0%
CONSOL Energy, Inc.	296,800	8,043,280
Hess Corp.	211,900	14,089,231
Murphy Oil Corp. (L)	31,700	1,930,213
PBF Energy, Inc. (L)	180,900	4,685,310
QEP Resources, Inc.	73,100	2,030,718
Talisman Energy, Inc.	993,100	11,331,368
Valero Energy Corp.	40,800	1,418,616
WPX Energy, Inc. (I)(L)	684,300	12,960,642
		56,489,378
		72,999,082
Financials - 24.6%
Capital Markets - 6.8%
E*TRADE Financial Corp. (I)	1,122,744	14,213,939
Greenhill & Company, Inc.	15,009	686,512
Lazard, Ltd., Class A	409,900	13,178,285

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Legg Mason, Inc. (L)	231,000	$7,163,310
Northern Trust Corp.	349,200	20,218,680
		55,460,726
Commercial Banks - 5.3%
BankUnited, Inc.	103,100	2,681,631
CIT Group, Inc. (I)	310,800	14,492,604
Commerce Bancshares, Inc.	63,468	2,764,666
First Horizon National Corp.	939,449	10,521,829
M&T Bank Corp. (L)	17,300	1,933,275
SunTrust Banks, Inc.	156,000	4,924,920
Westamerica Bancorp. (L)	124,300	5,679,267
		42,998,192
Diversified Financial Services - 0.1%
Groupe Bruxelles Lambert SA	8,210	619,962
Insurance - 8.5%
Axis Capital Holdings, Ltd.	47,400	2,169,972
CNA Financial Corp.	146,700	4,785,354
Enstar Group, Ltd. (I)	9,438	1,255,065
Fidelity National Financial, Inc., Class A	256,300	6,102,503
First American Financial Corp.	423,000	9,322,920
Kemper Corp.	182,554	6,252,475
Loews Corp.	146,200	6,491,280
Marsh & McLennan Companies, Inc.	299,500	11,956,040
OneBeacon Insurance Group, Ltd., Class A (L)	129,200	1,870,816
The Progressive Corp.	292,000	7,422,640
White Mountains Insurance Group, Ltd.	20,100	11,556,294
		69,185,359
Real Estate Investment Trusts - 2.4%
Cousins Properties, Inc.	146,387	1,478,509
General Growth Properties, Inc.	42,729	849,025
Vornado Realty Trust	59,000	4,888,150
Weingarten Realty Investors	128,600	3,957,022
Weyerhaeuser Company	298,136	8,493,895
		19,666,601
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc., Class A (I)	135,900	2,433,969
The Howard Hughes Corp. (I)	16,405	1,838,836
The St. Joe Company (I)(L)	174,517	3,673,583
		7,946,388
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	402,898	4,891,182
		200,768,410
Health Care - 7.3%
Health Care Equipment & Supplies - 0.3%
Wright Medical Group, Inc. (I)(L)	46,000	1,205,660
Zimmer Holdings, Inc.	20,800	1,558,752
		2,764,412
Health Care Providers & Services - 3.3%
HealthSouth Corp. (I)(L)	333,070	9,592,416
Humana, Inc.	25,600	2,160,128
Kindred Healthcare, Inc. (I)(L)	236,200	3,101,306
Quest Diagnostics, Inc.	73,200	4,438,116
Select Medical Holdings Corp.	403,500	3,308,700
Tenet Healthcare Corp. (I)	95,600	4,407,160
		27,007,826
Life Sciences Tools & Services - 1.4%
Life Technologies Corp. (I)	150,800	11,160,708

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.3%
Forest Laboratories, Inc. (I)	119,200	$4,887,200
Hospira, Inc. (I)	354,800	13,592,388
		18,479,588
		59,412,534
Industrials - 8.4%
Aerospace & Defense - 2.2%
Raytheon Company	79,900	5,282,988
Textron, Inc.	492,900	12,840,045
		18,123,033
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	54,600	3,074,526
Airlines - 2.2%
Southwest Airlines Company	1,378,900	17,774,021
Commercial Services & Supplies - 0.9%
Cintas Corp. (L)	163,700	7,454,898
Electrical Equipment - 0.5%
The Babcock & Wilcox Company	149,304	4,483,599
Machinery - 0.7%
Ingersoll-Rand PLC	98,400	5,463,168
Professional Services - 1.5%
ManpowerGroup, Inc.	226,200	12,395,760
		68,769,005
Information Technology - 7.0%
Communications Equipment - 0.9%
ADTRAN, Inc.	192,600	4,739,886
Tellabs, Inc.	1,137,400	2,252,052
		6,991,938
Electronic Equipment, Instruments & Components - 1.5%
AVX Corp.	181,700	2,134,975
Molex, Inc., Class A	412,527	10,255,421
		12,390,396
IT Services - 1.1%
Automatic Data Processing, Inc.	12,400	853,864
CoreLogic, Inc. (I)	146,000	3,382,820
Lender Processing Services, Inc.	149,100	4,823,385
		9,060,069
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	916,200	13,660,542
ASML Holding NV, ADR (L)	35,323	2,794,049
Marvell Technology Group, Ltd.	346,500	4,057,515
ON Semiconductor Corp. (I)	514,700	4,158,776
		24,670,882
Software - 0.5%
Electronic Arts, Inc. (I)	62,100	1,426,437
FactSet Research Systems, Inc. (L)	23,700	2,415,978
		3,842,415
		56,955,700
Materials - 8.0%
Chemicals - 1.8%
International Flavors & Fragrances, Inc.	93,700	7,042,492
The Scotts Miracle-Gro Company, Class A (L)	152,000	7,343,120
		14,385,612
Construction Materials - 1.0%
Vulcan Materials Company	162,407	7,862,123

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers & Packaging - 2.4%
MeadWestvaco Corp.	270,800	$9,236,988
Packaging Corp. of America	212,800	10,418,688
		19,655,676
Metals & Mining - 2.8%
AngloGold Ashanti, Ltd., ADR (L)	160,100	2,289,430
Franco-Nevada Corp.	147,600	5,283,959
Gold Fields, Ltd., ADR	488,500	2,564,625
Lonmin PLC (I)(L)	495,661	1,924,427
Newmont Mining Corp.	287,100	8,598,645
Nucor Corp.	54,600	2,365,272
		23,026,358
		64,929,769
Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Telephone & Data Systems, Inc.	295,436	7,282,497
Utilities - 8.9%
Electric Utilities - 4.1%
American Electric Power Company, Inc.	129,900	5,816,922
Duke Energy Corp.	41,633	2,810,228
Entergy Corp.	51,200	3,567,616
FirstEnergy Corp.	254,611	9,507,175
Pepco Holdings, Inc.	121,200	2,443,392
PPL Corp.	326,200	9,870,812
		34,016,145
Independent Power Producers & Energy Traders - 4.0%
Calpine Corp. (I)	432,500	9,181,975
Dynegy, Inc. (I)(L)	304,400	6,864,220
NRG Energy, Inc.	614,905	16,417,964
		32,464,159
Multi-Utilities - 0.8%
NiSource, Inc.	160,200	4,588,128
TECO Energy, Inc. (L)	105,800	1,818,702
		6,406,830
		72,887,134
TOTAL COMMON STOCKS (Cost $611,469,779)		$761,238,635

PREFERRED SECURITIES - 0.0%
Financials - 0.0%
Weyerhaeuser Company, 6.375%	6,600	336,666
TOTAL PREFERRED SECURITIES (Cost $330,000)		$336,666

CONVERTIBLE BONDS - 0.5%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$ 659,000	$ 840,637
Materials - 0.4%
Alcoa, Inc. 5.250%, 03/15/2014	2,468,000	3,131,275
TOTAL CONVERTIBLE BONDS (Cost $4,514,204)		$3,971,912

SECURITIES LENDING COLLATERAL - 11.4%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	9,234,868	92,414,246
TOTAL SECURITIES LENDING
COLLATERAL (Cost $92,425,234)		$92,414,246

Mid Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	2,218,253	2,218,253
T. Rowe Price Reserve Investment
Fund, 0.0501% (Y)	47,787,324	47,787,324
		50,005,577
TOTAL SHORT-TERM INVESTMENTS (Cost $50,005,577)	$50,005,577
Total Investments (Mid Value Trust)
(Cost $758,744,794) - 111.4%	$907,967,036
Other assets and liabilities, net - (11.4%)		(93,190,704)
TOTAL NET ASSETS - 100.0%		$814,776,332

Mutual Shares Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 88.6%
Consumer Discretionary - 9.3%
Automobiles - 1.1%
General Motors Company (I)(L)	210,280	$ 7,004,425
Media - 7.4%
British Sky Broadcasting Group PLC	469,314	5,663,308
Comcast Corp., Special Class A	37,717	1,496,233
LBI Media, Inc. (I)	18,890,178	8,476,967
News Corp., Class B (L)	396,056	12,998,558
Reed Elsevier PLC	751,870	8,567,557
Time Warner Cable, Inc.	68,830	7,741,998
Tribune Company (I)(L)	33,131	1,885,154
Tribune Company, Class B (I)	20,315	1,137,640
		47,967,415
Multiline Retail - 0.8%
Kohl’s Corp.	98,570	4,978,771
		59,950,611
Consumer Staples - 13.7%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	122,107	4,293,282
Dr. Pepper Snapple Group, Inc. (L)	94,528	4,341,671
Pernod-Ricard SA (L)	34,483	3,822,033
		12,456,986
Food & Staples Retailing - 5.2%
CVS Caremark Corp.	234,244	13,394,072
The Kroger Company	307,934	10,636,040
Wal-Mart Stores, Inc.	42,825	3,190,034
Walgreen Company	146,280	6,465,576
		33,685,722
Personal Products - 0.8%
Avon Products, Inc.	244,970	5,151,719
Tobacco - 5.8%
Altria Group, Inc.	181,811	6,361,567
British American Tobacco PLC	217,026	11,145,022
Imperial Tobacco Group PLC	268,540	9,330,467
Lorillard, Inc.	151,915	6,635,647
Philip Morris International, Inc.	45,744	3,962,345
		37,435,048
		88,729,475

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy - 11.0%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	148,016	$6,827,978
Ensco PLC, Class A	50,628	2,942,499
Transocean, Ltd.	140,210	6,723,070
		16,493,547
Oil, Gas & Consumable Fuels - 8.5%
Apache Corp.	123,259	10,332,802
BG Group PLC	283,870	4,844,806
BP PLC	700,723	4,861,037
CONSOL Energy, Inc.	197,340	5,347,914
Marathon Oil Corp.	323,412	11,183,587
Murphy Oil Corp. (L)	72,910	4,439,490
Petroleo Brasileiro SA, ADR	202,360	2,715,671
Royal Dutch Shell PLC, A Shares	310,359	9,915,972
WPX Energy, Inc. (I)	54,372	1,029,806
		54,671,085
		71,164,632
Financials - 18.6%
Capital Markets - 1.0%
Morgan Stanley	252,152	6,160,073
Commercial Banks - 4.6%
Bond Street Holdings LLC, Class A (I)(S)	60,504	847,056
CIT Group, Inc. (I)	84,645	3,946,996
Columbia Banking System, Inc.	21,477	511,367
Guaranty Bancorp	4,385	49,770
KB Financial Group, Inc.	103,881	3,099,158
PNC Financial Services Group, Inc.	160,374	11,694,472
Societe Generale SA	84,960	2,892,945
SunTrust Banks, Inc.	83,992	2,651,627
Wells Fargo & Company	97,150	4,009,381
		29,702,772
Diversified Financial Services - 3.2%
AET&D Holdings No 1, Ltd. (I)	534,996	0
Citigroup, Inc.	156,655	7,514,740
ING Groep NV (I)	460,189	4,205,067
JPMorgan Chase & Company	96,780	5,109,016
NYSE Euronext	98,595	4,081,833
		20,910,656
Insurance - 8.6%
ACE, Ltd.	108,912	9,745,446
Alleghany Corp. (I)	17,634	6,759,289
American International Group, Inc. (I)	303,385	13,561,310
CNO Financial Group, Inc.	140,706	1,823,550
MetLife, Inc.	169,070	7,736,643
White Mountains Insurance Group, Ltd. (L)	20,381	11,717,852
Zurich Insurance Group AG (I)	15,579	4,037,433
		55,381,523
Real Estate Investment Trusts - 0.6%
Alexander’s, Inc.	13,593	3,992,400
Real Estate Management & Development - 0.6%
Canary Wharf Group PLC (I)	555,649	2,371,054
Forestar Group, Inc. (I)(L)	64,569	1,295,254
		3,666,308
		119,813,732
Health Care - 10.7%
Health Care Equipment & Supplies - 2.3%
Medtronic, Inc.	243,965	12,556,879

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.	39,244	$2,538,302
		15,095,181
Health Care Providers & Services - 2.7%
Cigna Corp.	155,471	11,270,093
UnitedHealth Group, Inc.	7,616	498,696
WellPoint, Inc.	68,580	5,612,587
		17,381,376
Pharmaceuticals - 5.7%
Eli Lilly & Company	50,772	2,493,921
Hospira, Inc. (I)	80,603	3,087,901
Merck & Company, Inc.	405,000	18,812,250
Pfizer, Inc.	171,281	4,797,581
Teva Pharmaceutical Industries, Ltd., ADR	173,210	6,789,832
Zoetis, Inc.	23,285	719,274
		36,700,759
		69,177,316
Industrials - 4.8%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	100,004	5,648,226
Raytheon Company	56,248	3,719,118
		9,367,344
Machinery - 2.3%
Caterpillar, Inc.	43,584	3,595,244
Federal Signal Corp. (I)	140,014	1,225,123
Fiat Industrial SpA	271,175	3,020,786
Oshkosh Corp. (I)	96,512	3,664,561
Stanley Black & Decker, Inc.	44,836	3,465,823
		14,971,537
Marine - 1.0%
A.P. Moeller Maersk A/S, Series B	900	6,437,852
		30,776,733
Information Technology - 11.4%
Communications Equipment - 1.4%
Cisco Systems, Inc.	378,140	9,192,583
Computers & Peripherals - 3.7%
Apple, Inc.	30,810	12,203,225
Dell, Inc.	400,563	5,347,516
Hewlett-Packard Company	259,350	6,431,880
		23,982,621
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	127,495	5,806,122
Internet Software & Services - 0.6%
Google, Inc., Class A (I)	3,876	3,412,314
Office Electronics - 1.2%
Xerox Corp.	866,914	7,862,910
Software - 3.6%
Microsoft Corp.	496,076	17,129,504
Symantec Corp.	263,550	5,921,969
		23,051,473
		73,308,023
Materials - 4.9%
Chemicals - 0.4%
Linde AG	12,967	2,414,511
Containers & Packaging - 0.7%
MeadWestvaco Corp.	141,891	4,839,902

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals & Mining - 2.4%
Anglo American PLC	176,080	$3,402,499
Freeport-McMoRan Copper & Gold, Inc.	303,026	8,366,548
ThyssenKrupp AG (I)	183,944	3,613,410
		15,382,457
Paper & Forest Products - 1.4%
Domtar Corp. (L)	25,220	1,677,130
International Paper Company	169,872	7,527,028
		9,204,158
		31,841,028
Telecommunication Services - 1.7%
Wireless Telecommunication Services - 1.7%
Vodafone Group PLC	3,936,408	11,296,377
Utilities - 2.5%
Electric Utilities - 1.1%
Entergy Corp.	39,973	2,785,319
Exelon Corp.	128,775	3,976,572
		6,761,891
Independent Power Producers & Energy Traders - 0.9%
NRG Energy, Inc.	228,632	6,104,474
Multi-Utilities - 0.5%
GDF Suez	162,146	3,161,572
		16,027,937
TOTAL COMMON STOCKS (Cost $472,106,089)	$572,085,864

CORPORATE BONDS - 2.7%
Consumer Discretionary - 0.6%
Clear Channel Communications, Inc.
9.000%, 12/15/2019 (S)	$3,977,000	$3,857,690
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	0
		3,857,690
Energy - 0.1%
Energy Future Intermediate Holding
Company LLC
11.000%, 10/01/2021	540,000	579,150
Industrials - 0.9%
American Airlines 2011-2 Class A Pass
Through Trust
8.625%, 10/15/2021	401,304	426,385
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	94,821	100,510
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)	4,448,000	5,170,800
13.000%, 08/01/2016	36,825	39,126
		5,736,821
Information Technology - 0.5%
Avaya, Inc.
7.000%, 04/01/2019 (S)	1,529,000	1,379,923
10.500%, 03/01/2021 (S)	2,412,000	1,827,090
		3,207,013
Telecommunication Services - 0.1%
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)	113,000	117,520
11.750%, 07/15/2017 (S)	329,000	445,372
		562,892

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities - 0.5%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (S)	$4,128,000	$3,085,680
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	3,941,000	364,543
		3,450,223
TOTAL CORPORATE BONDS (Cost $18,347,870)	$17,393,789

TERM LOANS (M) - 2.4%
Consumer Discretionary - 1.2%
Caesars Entertainment Operating
Company, Inc.,
TBD 01/28/2018 (T)	1,209,000	1,066,338
Cengage Learning Acquisitions, Inc.
2.700%, 07/03/2014 (H)	2,560,983	1,904,731
Clear Channel Communications, Inc.
3.845%, 01/29/2016	149,282	134,354
3.845%, 01/29/2016	1,215,482	1,109,127
6.945%, 01/30/2019	4,025,467	3,661,919
		7,876,469
Information Technology - 0.4%
Avaya, Inc.
TBD 03/30/2018 (T)	634,000	592,552
TBD 10/26/2017 (T)	1,880,000	1,640,300
		2,232,852
Utilities - 0.8%
Texas Competitive Electric Holdings
Company LLC
4.720%, 10/10/2017	7,466,240	5,213,302
TOTAL TERM LOANS (Cost $16,720,515)	$15,322,623

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	1,886,494	$18,878,339
TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,880,091)	$18,878,339

SHORT-TERM INVESTMENTS - 6.9%
U.S. Government - 6.8%
U.S. Treasury Bill
0.007%, 08/29/2013 *	$2,600,000	$2,599,904
0.046%, 09/19/2013 *	3,000,000	2,999,784
0.070%, 11/07/2013 *	2,500,000	2,499,530
0.075%, 10/24/2013 *	5,000,000	4,999,160
0.082%, 10/10/2013 *	5,000,000	4,999,265
0.085%, 10/17/2013 *	3,800,000	3,799,430
0.100%, 08/15/2013 *	2,400,000	2,399,933
0.103%, 09/26/2013 *	4,500,000	4,499,618
0.104%, 09/12/2013 *	3,000,000	2,999,877
0.105%, 08/08/2013 *	4,000,000	3,999,904
0.110%, 09/05/2013 *	3,000,000	2,999,889
0.112%, 07/05/2013 *	5,000,000	4,999,995
		43,796,289

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.1%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $1,000,01 on 07/01/2013,
collateralized by $795,000 U.S.Treasury
Bond, 5.250% due 02/15/2029 (valued at
$1,024,239 including interest)	$1,000,000	$1,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $44,791,727)	$44,796,289
Total Investments (Mutual Shares Trust)
(Cost $570,846,292) - 103.5%	$668,476,904
Other assets and liabilities, net - (3.5%)		(22,760,778)
TOTAL NET ASSETS - 100.0%		$645,716,126

Natural Resources Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Energy - 57.3%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	30,200	$1,393,123
Dril-Quip, Inc. (I)	10,100	911,929
Halliburton Company	36,011	1,502,379
National Oilwell Varco, Inc.	12,650	871,585
Patterson-UTI Energy, Inc.	55,747	1,078,983
		5,757,999
Oil, Gas & Consumable Fuels - 53.6%
Anadarko Petroleum Corp.	25,700	2,208,401
ARC Resources, Ltd.	90,800	2,376,841
Beach Energy, Ltd.	736,337	758,559
BG Group PLC	235,858	4,025,386
Bonavista Energy Corp.	67,100	870,890
BP PLC, ADR	88,487	3,693,447
Cabot Oil & Gas Corp.	32,600	2,315,252
Canadian Natural Resources, Ltd.	42,970	1,211,430
Chevron Corp.	26,862	3,178,849
Cobalt International Energy, Inc. (I)	38,800	1,030,916
Concho Resources, Inc. (I)	37,728	3,158,588
CONSOL Energy, Inc.	48,534	1,315,271
Denbury Resources, Inc. (I)	177,813	3,079,721
EnCana Corp. (L)	64,223	1,087,183
EOG Resources, Inc.	18,939	2,493,888
EQT Corp.	19,364	1,536,921
Exxon Mobil Corp.	23,174	2,093,771
Galp Energia SGPS SA	76,688	1,135,024
Imperial Oil, Ltd.	70,702	2,701,523
Kosmos Energy, Ltd. (I)	118,766	1,206,663
Laredo Petroleum Holdings, Inc. (I)	93,128	1,914,712
Marathon Petroleum Corp.	17,790	1,264,157
MEG Energy Corp. (I)	51,400	1,409,016
New Hope Corp., Ltd	39,759	129,668
Occidental Petroleum Corp.	30,301	2,703,758
Oil Search, Ltd.	599,530	4,209,810
Ophir Energy PLC (I)	631,332	3,411,665
Painted Pony Petroleum, Ltd. (I)	101,300	816,796
Petroleo Brasileiro SA, ADR	114,502	1,536,617
Peyto Exploration & Development Corp.	123,906	3,581,575
Phillips 66	40,760	2,401,172
Pioneer Natural Resources Company	16,280	2,356,530

Natural Resources Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	28,992	$2,241,661
Reliance Industries, Ltd.	66,022	955,805
Reliance Industries, Ltd., GDR (London
Stock Exchange) (S)	2,708	78,031
Repsol SA	33,223	700,379
Repsol SA, ADR	27,100	573,436
Rosetta Resources, Inc. (I)	54,048	2,298,121
Salamander Energy PLC (I)	403,897	881,308
Southwestern Energy Company (I)	125,373	4,579,876
Statoil ASA, ADR (L)	67,416	1,394,837
Tullow Oil PLC	131,507	2,008,832
		82,926,286
		88,684,285
Financials - 0.0%
Diversified Financial Services - 0.0%
PICO Holdings, Inc. (I)	500	10,480
Industrials - 2.0%
Commercial Services & Supplies - 1.2%
Mineral Resources, Ltd.	242,209	1,815,603
Construction & Engineering - 0.8%
KBR, Inc.	37,800	1,228,500
		3,044,103
Materials - 35.3%
Chemicals - 7.9%
FMC Corp.	26,492	1,617,602
LyondellBasell Industries NV, Class A	34,761	2,303,264
Mitsui Chemicals, Inc.	752,000	1,698,633
Sociedad Quimica y Minera de
Chile SA, ADR	61,974	2,503,750
The Mosaic Company	75,421	4,058,404
		12,181,653
Construction Materials - 1.6%
CRH PLC (London Exchange)	50,143	1,014,812
Martin Marietta Materials, Inc.	15,603	1,535,647
		2,550,459
Metals & Mining - 25.8%
Allegheny Technologies, Inc. (L)	29,454	774,935
Alumina, Ltd. (I)	667,496	594,641
Anglo American PLC	46,309	894,856
Antofagasta PLC	249,749	3,031,974
Barrick Gold Corp.	42,330	668,135
BHP Billiton PLC	134,501	3,454,587
Compass Minerals International, Inc.	27,491	2,323,814
First Quantum Minerals, Ltd.	292,200	4,334,240
Fortescue Metals Group, Ltd. (I)	361,971	992,980
Glencore Xstrata PLC (I)	403,586	1,678,902
Goldcorp, Inc.	135,527	3,351,583
Goldcorp, Inc. (New York Exchange)	36,100	896,579
Hudbay Minerals, Inc.	172,540	1,138,764
Iluka Resources, Ltd.	349,958	3,159,583
Medusa Mining, Ltd. (I)	476,702	670,640
Mongolian Mining Corp. (I)(L)	3,284,060	598,634
New Gold, Inc. (I)	237,179	1,522,689
Nippon Steel Corp.	726,110	1,962,354
Rio Tinto PLC	114,803	4,705,378
Turquoise Hill Resources, Ltd. (I)	530,863	3,148,018
		39,903,286
		54,635,398

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 1.7%
Independent Power Producers & Energy Traders - 1.7%
Calpine Corp. (I)	128,150	$2,720,625
TOTAL COMMON STOCKS (Cost $157,177,434)	$149,094,891

RIGHTS - 0.0%
Repsol SA (Expiration
Date: 07/10/2013) (I)(N)	33,223	18,509
TOTAL RIGHTS (Cost $19,630)	$18,509

SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	133,248	1,333,424
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,333,529)	$1,333,424

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreement - 3.0%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $1,508,001 07/01/2013,
collateralized by $1,280,000 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$1,540,762, including interest).	$1,508,000	$1,508,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/28/2013 at 0.250% to
be repurchased at $3,100,065 on
07/01/2013, collateralized by $3,170,000
Federal National Mortgage Association,
0.500% 10/22/2015 (valued at $3,162,096
including interest)	3,100,000	3,100,000
		4,608,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,608,000)	$4,608,000
Total Investments (Natural Resources Trust)
(Cost $163,138,593) - 100.1%	$155,054,824
Other assets and liabilities, net - (0.1%)		(218,598)
TOTAL NET ASSETS - 100.0%		$154,836,226

Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.7%
Financials - 98.7%
Real Estate Investment Trusts - 98.7%
Diversified REITs - 9.7%
American Assets Trust, Inc.	70,773	$2,184,055
Duke Realty Corp.	540,578	8,427,610
Liberty Property Trust	181,489	6,707,833
Select Income REIT	182,979	5,130,731
Vornado Realty Trust	198,425	16,439,511
		38,889,740
Industrial REITs - 4.3%
DCT Industrial Trust, Inc.	936,858	6,698,535
Prologis, Inc.	284,363	10,726,172
		17,424,707

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs - 11.6%
Boston Properties, Inc.	170,163	$17,947,094
Digital Realty Trust, Inc.	113,809	6,942,349
Douglas Emmett, Inc.	453,851	11,323,582
DuPont Fabros Technology, Inc.	417,424	10,080,790
		46,293,815
Residential REITs - 20.7%
American Campus Communities, Inc.	217,381	8,838,711
Associated Estates Realty Corp.	70,357	1,131,341
AvalonBay Communities, Inc.	158,362	21,364,617
BRE Properties, Inc.	5,208	260,504
Camden Property Trust	157,586	10,895,496
Colonial Properties Trust	49,450	1,192,734
Education Realty Trust, Inc.	115,593	1,182,516
Equity Residential	240,400	13,957,624
Home Properties, Inc.	17,004	1,111,551
Post Properties, Inc.	185,923	9,201,329
Spirit Realty Capital, Inc.	193,487	3,428,590
UDR, Inc.	404,626	10,313,917
		82,878,930
Retail REITs - 26.3%
Acadia Realty Trust	171,180	4,226,434
Alexander’s, Inc.	8,244	2,421,345
CBL & Associates Properties, Inc.	250,054	5,356,157
DDR Corp.	121,355	2,020,561
Federal Realty Investment Trust	76,600	7,941,888
Glimcher Realty Trust	778,312	8,499,167
National Retail Properties, Inc.	160,179	5,510,158
Regency Centers Corp.	206,722	10,503,545
Simon Property Group, Inc.	268,106	42,339,300
Taubman Centers, Inc.	148,500	11,159,775
Weingarten Realty Investors	172,778	5,316,379
		105,294,709
Specialized REITs - 26.1%
DiamondRock Hospitality Company	723,446	6,742,517
Health Care REIT, Inc.	195,697	13,117,570
Healthcare Realty Trust, Inc.	443,194	11,301,447
Host Hotels & Resorts, Inc.	275,612	4,649,574
LaSalle Hotel Properties	271,451	6,704,840
LTC Properties, Inc.	96,447	3,766,255
Medical Properties Trust, Inc.	128,450	1,839,404
Pebblebrook Hotel Trust	118,271	3,057,305
Public Storage	148,456	22,762,758
Sunstone Hotel Investors, Inc. (I)	510,018	6,161,017
Ventas, Inc.	350,182	24,323,642
		104,426,329
TOTAL COMMON STOCKS (Cost $371,828,748)	$395,208,230

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $3,976,003 on 07/01/2013,
collateralized by $4,135,000 U.S. Treasury
Notes, 0.625% due 08/31/2017 (valued at
$4,057,469, including interest)	$3,976,000	$3,976,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,976,000)	$3,976,000
Total Investments (Real Estate Securities Trust)
(Cost $375,804,748) - 99.7%	$399,184,230
Other assets and liabilities, net - 0.3%		1,267,090
TOTAL NET ASSETS - 100.0%		$400,451,320

Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 92.2%
Consumer Discretionary - 10.0%
Automobiles - 2.6%
Tesla Motors, Inc. (I)	83,962	$9,020,033
Toyota Motor Corp., ADR (L)	699	84,341
		9,104,374
Household Durables - 0.2%
iRobot Corp. (I)(L)	18,600	739,722
Internet & Catalog Retail - 7.2%
Amazon.com, Inc. (I)	47,695	13,244,425
Ctrip.com International, Ltd., ADR (I)(L)	39,900	1,301,937
Groupon, Inc. (I)	60,000	510,000
Netflix, Inc. (I)	3,885	820,085
priceline.com, Inc. (I)	8,655	7,158,810
Rakuten, Inc.	117,700	1,392,217
Vipshop Holdings, Ltd., ADR (I)(L)	25,816	752,795
		25,180,269
		35,024,365
Health Care - 1.0%
Health Care Equipment & Supplies - 0.4%
Stryker Corp.	20,600	1,332,408
Pharmaceuticals - 0.6%
Hospira, Inc. (I)	54,500	2,087,895
		3,420,303
Industrials - 0.7%
Construction & Engineering - 0.4%
Quanta Services, Inc. (I)	59,395	1,571,592
Professional Services - 0.3%
RPX Corp. (I)	63,200	1,061,760
		2,633,352
Information Technology - 79.5%
Communications Equipment - 9.8%
Alcatel-Lucent, ADR (I)	514,925	937,164
Aruba Networks, Inc. (I)(L)	201,535	3,095,578
Cisco Systems, Inc.	648,160	15,756,770
F5 Networks, Inc. (I)	36,600	2,518,080
Finisar Corp. (I)(L)	109,500	1,856,025

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
JDS Uniphase Corp. (I)	136,800	$1,967,184
Juniper Networks, Inc. (I)	44,852	866,092
Motorola Solutions, Inc.	7,680	443,366
Palo Alto Networks, Inc. (I)	30,840	1,300,214
QUALCOMM, Inc.	91,370	5,580,880
		34,321,353
Computers & Peripherals - 9.7%
Apple, Inc.	11,500	4,554,920
Asustek Computer, Inc.	80,000	684,424
Dell, Inc.	458,900	6,126,315
Fusion-io, Inc. (I)	37,065	527,806
Lenovo Group, Ltd.	347,000	313,333
NEC Corp.	306,000	669,590
NetApp, Inc.	46,800	1,768,104
SanDisk Corp. (I)	114,010	6,966,011
Seagate Technology PLC	90,800	4,070,564
Synaptics, Inc. (I)(L)	52,100	2,008,976
Western Digital Corp.	101,960	6,330,696
		34,020,739
Electronic Equipment, Instruments & Components - 3.9%
Hirose Electric Company, Ltd.	10,900	1,437,676
IPG Photonics Corp. (L)	53,300	3,236,909
Jabil Circuit, Inc.	113,500	2,313,130
Keyence Corp.	3,500	1,117,032
Murata Manufacturing Company, Ltd.	9,100	692,806
National Instruments Corp.	31,400	877,316
Omron Corp.	27,900	832,533
RealD, Inc. (I)(L)	170,100	2,364,390
TPK Holding Company, Ltd.	4,000	63,659
Trimble Navigation, Ltd. (I)	24,300	632,043
		13,567,494
Internet Software & Services - 18.7%
Akamai Technologies, Inc. (I)	114,770	4,883,464
Angie’s List, Inc. (I)(L)	82,857	2,199,853
Baidu, Inc., ADR (I)(L)	85,450	8,077,589
Dropbox, Inc. (I)(R)	7,441	65,927
eBay, Inc. (I)	44,360	2,294,299
Facebook, Inc., Class A (I)	225,625	5,609,038
Google, Inc., Class A (I)	25,980	22,872,013
LinkedIn Corp., Class A (I)	3,880	691,804
NetEase.com, Inc., ADR (L)	50,170	3,169,239
Pandora Media, Inc. (I)(L)	106,830	1,965,672
Qihoo 360 Technology
Company, Ltd., ADR (I)	50,425	2,328,122
RealNetworks, Inc. (I)	132,300	1,000,188
Renren, Inc., ADR (I)	745	2,228
SINA Corp. (I)	38,000	2,117,740
VeriSign, Inc. (I)(L)	51,200	2,286,592
Yahoo Japan Corp.	2,160	1,067,352
Yahoo!, Inc. (I)	81,115	2,036,798
Yandex NV, Class A (I)	73,545	2,032,048
Yelp, Inc. (I)(L)	22,880	795,538
Youku Tudou, Inc., Class A (I)	10	11
Youku.com, Inc., ADR (I)(L)	16,900	324,311
		65,819,826
IT Services - 3.7%
Accenture PLC, Class A	21,400	1,539,944
Automatic Data Processing, Inc.	3,165	217,942
Computer Sciences Corp.	18,500	809,745
Fiserv, Inc. (I)	11,070	967,629
Mastercard, Inc., Class A	4,145	2,381,303

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT Services (continued)
The Western Union Company (L)	58,135	$994,690
Vantiv, Inc., Class A (I)	19,600	540,960
Visa, Inc., Class A (L)	30,265	5,530,929
		12,983,142
Semiconductors & Semiconductor Equipment - 14.9%
Altera Corp.	133,200	4,394,268
Analog Devices, Inc.	31,055	1,399,338
Applied Materials, Inc.	354,010	5,278,289
ASML Holding NV, ADR	4,980	393,918
Atmel Corp. (I)(L)	369,100	2,712,885
Avago Technologies, Ltd.	75,300	2,814,714
Cree, Inc. (I)(L)	7,200	459,792
First Solar, Inc. (I)	17,900	800,667
Freescale Semiconductor, Ltd. (I)(L)	108,720	1,473,156
Infineon Technologies AG	131,302	1,098,549
Intersil Corp., Class A	99,700	779,654
Lam Research Corp. (I)	45,400	2,013,036
Marvell Technology Group, Ltd.	187,270	2,192,932
MediaTek, Inc.	195,000	2,254,109
Mellanox Technologies, Ltd. (I)(L)	66,600	3,296,700
Micron Technology, Inc. (I)(L)	439,160	6,293,163
NVIDIA Corp.	94,200	1,321,626
NXP Semiconductor NV (I)	79,800	2,472,204
ON Semiconductor Corp. (I)	428,200	3,459,856
Samsung Electronics Company, Ltd.	45	52,816
STR Holdings, Inc. (I)	195,300	443,331
SunEdison, Inc. (I)	57,300	468,141
Texas Instruments, Inc.	52,855	1,843,054
Tokyo Electron, Ltd.	17,300	875,762
Xilinx, Inc.	89,860	3,559,355
		52,151,315
Software - 18.8%
Activision Blizzard, Inc.	56,243	802,025
Adobe Systems, Inc. (I)	36,995	1,685,492
Aspen Technology, Inc. (I)	93,305	2,686,251
Autodesk, Inc. (I)	173,777	5,897,991
Cadence Design Systems, Inc. (I)	83,480	1,208,790
Check Point Software Technologies, Ltd. (I)(L)	82,600	4,103,568
Citrix Systems, Inc. (I)	38,400	2,316,672
Electronic Arts, Inc. (I)	34,086	782,955
Gigamon, Inc. (I)	22,297	614,505
Intuit, Inc.	15,985	975,565
Microsoft Corp.	754,990	26,069,805
Nintendo Company, Ltd.	7,400	873,042
Nuance Communications, Inc. (I)	26,500	487,070
Oracle Corp.	91,900	2,823,168
QLIK Technologies, Inc. (I)	15,800	446,666
Red Hat, Inc. (I)	123,900	5,924,898
Salesforce.com, Inc. (I)(L)	73,600	2,810,048
ServiceNow, Inc. (I)	52,800	2,132,592
Silver Spring Networks, Inc. (I)(L)	3,700	92,278
Silver Spring Networks, Inc.
(Frankfurt Exchange) (I)	22,705	541,098
Symantec Corp.	48,285	1,084,964
Workday, Inc., Class A (I)(L)	27,965	1,792,277
		66,151,720
		279,015,589
Materials - 0.7%
Chemicals - 0.7%
Monsanto Company	7,940	784,472

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Nitto Denko Corp.	25,000	$1,608,396
		2,392,868
		2,392,868
Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
China Unicom Hong Kong, Ltd.	928,000	1,224,040
TOTAL COMMON STOCKS (Cost $285,517,865)	$323,710,517
PREFERRED SECURITIES - 1.0%
Information Technology - 1.0%
Internet Software & Services - 1.0%
Coupon.com, Inc. (I)(R)	85,758	235,552
Dropbox, Inc., Series A (I)(R)	9,241	81,875
Dropbox, Inc., Series A1 (I)(R)	89,006	788,593
Twitter, Inc., Series E (I)(R)	125,031	2,273,064
		3,379,084
TOTAL PREFERRED SECURITIES (Cost $1,693,195)	$3,379,084
INVESTMENT COMPANIES - 0.3%
Information Technology - 0.3%
Technology Select Sector SPDR Fund (L)	33,300	1,018,647
TOTAL INVESTMENT COMPANIES (Cost $991,993)	$1,018,647
SECURITIES LENDING COLLATERAL - 12.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	4,471,824	44,749,993
TOTAL SECURITIES LENDING
COLLATERAL (Cost $44,753,234)	$44,749,993
SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 3.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$603,018	$603,018
T.Rowe Price Prime Reserve
Fund, 0.0501% (Y)	10,002,133	10,002,133
		10,605,151
Repurchase Agreement - 3.3%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $11,580,010 on 07/01/2013,
collateralized by $10,995,000 U.S. Treasury
Notes, 4.000% due 02/15/2015 (valued at
$11,814,139, including interest)	11,580,000	11,580,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,185,151)	$22,185,151
Total Investments (Science & Technology Trust)
(Cost $355,141,438) - 112.5%	$395,043,392
Other assets and liabilities, net - (12.5%)		(43,939,463)
TOTAL NET ASSETS - 100.0%		$351,103,929

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.9%
Consumer Discretionary - 18.5%
Auto Components - 1.6%
Tenneco, Inc. (I)(L)	152,742	$6,916,159
Hotels, Restaurants & Leisure - 4.8%
AFC Enterprises, Inc. (I)	67,743	2,434,683
Bloomin’ Brands, Inc. (I)	255,007	6,344,574
Buffalo Wild Wings, Inc. (I)(L)	49,360	4,845,178
Life Time Fitness, Inc. (I)(L)	82,484	4,133,273
Noodles & Company (I)	13,200	485,100
The Cheesecake Factory, Inc. (L)	73,072	3,060,986
		21,303,794
Household Durables - 1.9%
iRobot Corp. (I)(L)	97,470	3,876,382
Taylor Morrison Home Corp. (I)	179,712	4,381,379
		8,257,761
Internet & Catalog Retail - 1.6%
HomeAway, Inc. (I)(L)	68,730	2,222,728
HSN, Inc. (L)	87,885	4,721,182
		6,943,910
Media - 0.8%
IMAX Corp. (I)	143,100	3,557,466
Specialty Retail - 5.0%
CST Brands, Inc. (I)(L)	94,014	2,896,571
DSW, Inc., Class A	59,180	4,347,955
Five Below, Inc. (I)	45,070	1,656,773
Francesca’s Holdings Corp. (I)(L)	157,852	4,386,707
Hibbett Sports, Inc. (I)(L)	63,810	3,541,455
Pier 1 Imports, Inc. (L)	230,911	5,424,099
		22,253,560
Textiles, Apparel & Luxury Goods - 2.8%
Quiksilver, Inc. (I)(L)	285,156	1,836,405
Samsonite International SA	1,393,500	3,355,793
Skechers U.S.A., Inc., Class A (I)(L)	148,495	3,565,365
Steven Madden, Ltd. (I)	79,430	3,842,823
		12,600,386
		81,833,036
Consumer Staples - 3.0%
Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc. (L)	63,960	3,847,834
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	74,492	4,236,360
Personal Products - 1.1%
Elizabeth Arden, Inc. (I)(L)	74,317	3,349,467
Inter Parfums, Inc.	59,570	1,698,936
		5,048,403
		13,132,597
Energy - 4.3%
Energy Equipment & Services - 0.8%
Trican Well Service, Ltd. (L)	286,220	3,804,655
Oil, Gas & Consumable Fuels - 3.5%
Diamondback Energy, Inc. (I)(L)	51,470	1,714,980
Painted Pony Petroleum, Ltd., Class A (I)	317,280	2,558,272
Rex Energy Corp. (I)(L)	182,270	3,204,307
Rosetta Resources, Inc. (I)	74,260	3,157,535

Small Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
SemGroup Corp., Class A	89,480	$4,819,393
		15,454,487
		19,259,142
Financials - 3.5%
Capital Markets - 2.0%
Financial Engines, Inc. (L)	95,990	4,376,184
Virtus Investment Partners, Inc. (I)	14,980	2,640,525
WisdomTree Investments, Inc. (I)	180,180	2,084,683
		9,101,392
Insurance - 0.1%
Argo Group International Holdings, Ltd.	5,500	233,145
Real Estate Investment Trusts - 1.3%
Pebblebrook Hotel Trust	117,487	3,037,039
Potlatch Corp.	70,282	2,842,204
		5,879,243
Real Estate Management & Development - 0.1%
Altisource Residential Corp., Class B (I)(L)	29,150	486,514
		15,700,294
Health Care - 11.6%
Biotechnology - 4.6%
Algeta ASA (I)	60,844	2,312,217
Arena Pharmaceuticals, Inc. (I)(L)	239,900	1,847,230
Cubist Pharmaceuticals, Inc. (I)(L)	66,470	3,210,501
Exelixis, Inc. (I)(L)	360,530	1,636,806
Immunogen, Inc. (I)(L)	148,380	2,461,624
Incyte Corp. (I)(L)	67,780	1,491,160
Ironwood Pharmaceuticals, Inc. (I)(L)	157,570	1,567,822
NPS Pharmaceuticals, Inc. (I)(L)	212,940	3,215,394
Seattle Genetics, Inc. (I)(L)	67,640	2,127,954
TESARO, Inc. (I)	17,300	566,402
		20,437,110
Health Care Equipment & Supplies - 2.0%
DexCom, Inc. (I)	131,631	2,955,116
HeartWare International, Inc. (I)	29,775	2,831,900
Insulet Corp. (I)(L)	94,290	2,961,649
		8,748,665
Health Care Providers & Services - 2.2%
Acadia Healthcare Company, Inc. (I)(L)	97,677	3,230,178
Team Health Holdings, Inc. (I)	68,490	2,812,884
WellCare Health Plans, Inc. (I)	65,991	3,665,800
		9,708,862
Life Sciences Tools & Services - 1.1%
Covance, Inc. (I)	64,590	4,917,883
Pharmaceuticals - 1.7%
Salix Pharmaceuticals, Ltd. (I)	67,210	4,445,942
The Medicines Company (I)(L)	92,400	2,842,224
		7,288,166
		51,100,686
Industrials - 19.5%
Aerospace & Defense - 3.0%
DigitalGlobe, Inc. (I)	151,683	4,703,690
Moog, Inc., Class A (I)	93,472	4,816,612
Teledyne Technologies, Inc. (I)	51,523	3,985,304
		13,505,606

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines - 1.0%
Spirit Airlines, Inc. (I)	136,470	$4,335,652
Building Products - 2.8%
Apogee Enterprises, Inc.	113,114	2,714,736
Armstrong World Industries, Inc. (I)	104,589	4,998,308
Owens Corning, Inc. (I)	115,389	4,509,402
		12,222,446
Commercial Services & Supplies - 0.6%
Performant Financial Corp. (I)	221,880	2,571,589
Electrical Equipment - 2.0%
Acuity Brands, Inc. (L)	45,930	3,468,634
Generac Holdings, Inc.	59,800	2,213,198
Polypore International, Inc. (I)(L)	75,417	3,039,305
		8,721,137
Machinery - 1.8%
Altra Holdings, Inc.	137,874	3,774,990
Briggs & Stratton Corp. (L)	201,439	3,988,492
		7,763,482
Professional Services - 3.4%
On Assignment, Inc. (I)	151,708	4,053,638
TrueBlue, Inc. (I)	197,304	4,153,249
WageWorks, Inc. (I)	200,088	6,893,032
		15,099,919
Road & Rail - 2.6%
Avis Budget Group, Inc. (I)	141,950	4,081,063
Landstar System, Inc.	58,774	3,026,861
Old Dominion Freight Line, Inc. (I)	108,905	4,532,626
		11,640,550
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies, Inc.	84,567	4,087,123
DXP Enterprises, Inc. (I)	37,644	2,507,090
WESCO International, Inc. (I)(L)	52,239	3,550,162
		10,144,375
		86,004,756
Information Technology - 30.9%
Communications Equipment - 2.6%
Aruba Networks, Inc. (I)(L)	79,490	1,220,966
Ixia (I)(L)	237,048	4,361,683
JDS Uniphase Corp. (I)	398,740	5,733,881
		11,316,530
Electronic Equipment, Instruments & Components - 1.4%
IPG Photonics Corp. (L)	42,229	2,564,567
Rogers Corp. (I)	76,940	3,640,801
		6,205,368
Internet Software & Services - 11.2%
Angie’s List, Inc. (I)(L)	118,600	3,148,830
Cornerstone OnDemand, Inc. (I)(L)	76,824	3,325,711
CoStar Group, Inc. (I)(L)	28,806	3,717,990
Dealertrack Technologies, Inc. (I)(L)	140,180	4,966,577
Demandware, Inc. (I)(L)	38,495	1,632,573
IAC/InterActiveCorp	114,205	5,431,590
LivePerson, Inc. (I)(L)	198,396	1,776,636
Pandora Media, Inc. (I)(L)	274,986	5,059,742
Shutterstock, Inc. (I)(L)	82,729	4,614,624
Stamps.com, Inc. (I)	69,121	2,722,676
Trulia, Inc. (I)(L)	160,800	4,999,272

Small Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Web.com Group, Inc. (I)(L)	307,950	$7,883,520
		49,279,741
IT Services - 3.5%
Heartland Payment Systems, Inc. (L)	142,623	5,312,707
Virtusa Corp. (I)	108,091	2,395,297
WEX, Inc. (I)(L)	49,230	3,775,941
WNS Holdings, Ltd., ADR (I)	243,120	4,057,673
		15,541,618
Semiconductors & Semiconductor Equipment - 2.5%
Lattice Semiconductor Corp. (I)	767,998	3,893,750
SunEdison, Inc. (I)	355,528	2,904,664
Ultratech, Inc. (I)	120,220	4,414,478
		11,212,892
Software - 9.7%
Cadence Design Systems, Inc. (I)(L)	441,152	6,387,881
Concur Technologies, Inc. (I)(L)	70,460	5,734,035
Fair Isaac Corp.	40,310	1,847,407
FleetMatics Group PLC (I)(L)	188,190	6,253,554
Imperva, Inc. (I)(L)	121,734	5,482,899
PTC, Inc. (I)	144,381	3,541,666
ServiceNow, Inc. (I)	103,597	4,184,283
Splunk, Inc. (I)	49,461	2,293,012
Tyler Technologies, Inc. (I)	29,051	1,991,446
Verint Systems, Inc. (I)	144,950	5,141,377
		42,857,560
		136,413,709
Materials - 5.6%
Chemicals - 1.1%
Axiall Corp.	56,195	2,392,783
Methanex Corp.	52,276	2,236,890
		4,629,673
Construction Materials - 0.9%
Headwaters, Inc. (I)	469,910	4,154,004
Containers & Packaging - 0.8%
Packaging Corp. of America	71,450	3,498,192
Paper & Forest Products - 2.8%
KapStone Paper and Packaging Corp.	210,938	8,475,489
Louisiana-Pacific Corp. (I)	274,306	4,056,986
		12,532,475
		24,814,344
TOTAL COMMON STOCKS (Cost $359,383,576)	$428,258,564

INVESTMENT COMPANIES - 1.0%
Financials - 1.0%
iShares Russell 2000 Growth Index Fund (L)	39,251	4,376,879
TOTAL INVESTMENT COMPANIES (Cost $4,124,520)	$4,376,879

SECURITIES LENDING COLLATERAL - 26.0%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	11,463,610	114,717,491
TOTAL SECURITIES LENDING
COLLATERAL (Cost $114,731,003)	$114,717,491

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreement - 2.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/28/2013 at 0.250% to
be repurchased at $8,800,183 on
07/01/2013, collateralized by $8,999,000
Federal National Mortgage Association,
0.500% due 10/22/2015 (valued at
$8,976,562 including interest)	$8,800,000	$8,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,800,000)	$8,800,000
Total Investments (Small Cap Growth Trust)
(Cost $487,039,099) - 125.9%	$556,152,934
Other assets and liabilities, net - (25.9%)		(114,400,293)
TOTAL NET ASSETS - 100.0%		$441,752,641

Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 14.1%
Auto Components - 1.0%
American Axle &
Manufacturing Holdings, Inc. (I)(L)	18,024	$335,787
Cooper Tire & Rubber Company	16,012	531,118
Dana Holding Corp.	37,883	729,620
Dorman Products, Inc. (L)	6,571	299,825
Drew Industries, Inc.	5,863	230,533
Exide Technologies (I)	21,709	2,757
Federal-Mogul Corp. (I)	4,917	50,203
Fuel Systems Solutions, Inc. (I)	3,895	69,682
Gentherm, Inc. (I)	8,992	166,981
Modine Manufacturing Company (I)	13,121	142,756
Remy International Inc	3,614	66,859
Spartan Motors, Inc. (L)	9,318	57,026
Standard Motor Products, Inc.	5,367	184,303
Stoneridge, Inc. (I)	8,090	94,168
Superior Industries International, Inc. (L)	6,383	109,851
Tenneco, Inc. (I)	15,734	712,436
		3,783,905
Automobiles - 0.0%
Winnebago Industries, Inc. (I)(L)	7,017	147,287
Commercial Services & Supplies - 0.0%
Actrade Financial Technologies, Ltd. (I)	340	0
Distributors - 0.2%
Core-Mark Holding Company, Inc.	2,884	183,134
Pool Corp.	12,028	630,387
VOXX International Corp. (I)	4,791	58,786
Weyco Group, Inc.	1,757	44,276
		916,583
Diversified Consumer Services - 1.2%
American Public Education, Inc. (I)	4,409	163,838
Ascent Capital Group, Inc., Class A (I)	3,633	283,628
Bridgepoint Education, Inc. (I)(L)	4,836	58,902
Bright Horizons Family Solutions, Inc. (I)	3,095	107,427
Capella Education Company (I)	2,947	122,743
Career Education Corp. (I)	13,492	39,127
Carriage Services, Inc.	4,388	74,377

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Coinstar, Inc. (I)	7,421	$435,391
Corinthian Colleges, Inc. (I)	20,956	46,941
Education Management Corp. (I)(L)	6,788	38,149
Grand Canyon Education, Inc. (I)	11,851	381,958
Hillenbrand, Inc.	14,676	347,968
ITT Educational Services, Inc. (I)	6,213	151,597
K12, Inc. (I)	7,169	188,330
LifeLock, Inc. (I)(L)	16,180	189,468
Lincoln Educational Services Corp.	6,972	36,742
Mac-Gray Corp.	3,347	47,527
Matthews International Corp., Class A	7,111	268,085
Regis Corp. (L)	12,252	201,178
Sotheby’s	17,504	663,577
Steiner Leisure, Ltd. (I)	3,804	201,079
Stewart Enterprises, Inc., Class A	18,560	242,950
Strayer Education, Inc. (L)	2,894	141,314
Universal Technical Institute, Inc.	5,836	60,286
		4,492,582
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (I)	6,086	218,731
Ameristar Casinos, Inc.	8,401	220,862
Biglari Holdings, Inc. (I)	286	117,374
BJ’s Restaurants, Inc. (I)	6,726	249,535
Bloomin’ Brands, Inc. (I)	14,279	355,262
Bob Evans Farms, Inc.	7,065	331,914
Boyd Gaming Corp. (I)(L)	14,808	167,330
Bravo Brio Restaurant Group, Inc. (I)	5,144	91,666
Buffalo Wild Wings, Inc. (I)	4,784	469,597
Caesars Entertainment Corp. (I)(L)	10,063	137,863
Carrols Restaurant Group, Inc. (I)	7,500	48,450
CEC Entertainment, Inc.	4,900	201,096
Churchill Downs, Inc.	3,538	278,971
Chuy’s Holdings, Inc. (I)	4,416	169,309
Cracker Barrel Old Country Store, Inc.	4,961	469,608
Del Frisco’s Restaurant Group, Inc. (I)	3,124	66,885
Denny’s Corp. (I)	22,642	127,248
DineEquity, Inc.	4,386	302,064
Fiesta Restaurant Group, Inc. (I)	5,244	180,341
Ignite Restaurant Group, Inc. (I)	2,377	44,854
International Speedway Corp., Class A	6,857	215,790
Interval Leisure Group, Inc.	10,624	211,630
Isle of Capri Casinos, Inc. (I)	6,847	51,353
Jack in the Box, Inc. (I)	11,385	447,317
Jamba, Inc. (I)	5,599	83,593
Krispy Kreme Doughnuts, Inc. (I)	17,193	300,018
Life Time Fitness, Inc. (I)(L)	11,054	553,916
Luby’s, Inc. (I)	5,439	45,960
Marcus Corp.	5,776	73,471
Marriott Vacations Worldwide Corp. (I)	7,517	325,035
Monarch Casino & Resort, Inc. (I)	2,660	44,848
Morgans Hotel Group Company (I)	7,451	60,055
Multimedia Games Holding Company, Inc. (I)	7,322	190,885
Nathan’s Famous, Inc. (I)	1,016	53,086
Orient-Express Hotels, Ltd., Class A (I)	24,519	298,151
Papa John’s International, Inc. (I)	4,107	268,475
Pinnacle Entertainment, Inc. (I)	15,006	295,168
Red Robin Gourmet Burgers, Inc. (I)	3,575	197,269
Ruby Tuesday, Inc. (I)(L)	15,037	138,792
Ruth’s Hospitality Group, Inc. (L)	9,751	117,695
Scientific Games Corp., Class A (I)	12,408	139,590
SHFL Entertainment, Inc. (I)	15,030	266,181
Six Flags Entertainment Corp.	9,734	342,247
Sonic Corp. (I)(L)	15,085	219,638

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports, Inc.	3,311	$57,611
Texas Roadhouse, Inc.	16,085	402,447
The Cheesecake Factory, Inc. (L)	13,705	574,102
Town Sports International Holdings, Inc.	6,266	67,485
Vail Resorts, Inc. (L)	9,251	569,122
WMS Industries, Inc. (I)	13,980	356,630
		11,216,520
Household Durables - 1.2%
American Greetings Corp., Class A	7,711	140,494
Bassett Furniture Industries, Inc.	3,567	55,396
Beazer Homes USA, Inc. (I)(L)	6,502	113,915
Blyth, Inc. (L)	2,671	37,287
Cavco Industries, Inc. (I)	1,855	93,585
CSS Industries, Inc.	1,998	49,810
Ethan Allen Interiors, Inc. (L)	6,450	185,760
Helen of Troy, Ltd. (I)	7,893	302,854
Hooker Furniture Corp. (L)	2,915	47,398
Hovnanian Enterprises, Inc., Class A (I)(L)	31,430	176,322
iRobot Corp. (I)(L)	7,459	296,644
KB Home	21,828	428,484
La-Z-Boy, Inc.	13,812	279,969
Libbey, Inc. (I)	5,495	131,715
Lifetime Brands, Inc.	2,759	37,467
M/I Homes, Inc. (I)	6,443	147,931
MDC Holdings, Inc.	10,072	327,441
Meritage Homes Corp. (I)	9,398	407,497
NACCO Industries, Inc., Class A	1,216	69,652
Standard Pacific Corp. (I)(L)	38,767	322,929
The Ryland Group, Inc. (L)	11,809	473,541
TRI Pointe Homes, Inc. (I)(L)	4,264	70,697
Universal Electronics, Inc. (I)	4,374	123,041
William Lyon Homes, Class A (I)	2,754	69,428
Zagg, Inc. (I)(L)	7,092	37,942
		4,427,199
Internet & Catalog Retail - 0.4%
1-800-Flowers.com, Inc., Class A (I)	7,697	47,644
Blue Nile, Inc. (I)	3,440	129,963
HSN, Inc.	8,762	470,695
Nutrisystem, Inc. (L)	7,789	91,754
Orbitz Worldwide, Inc. (I)	6,398	51,376
Overstock.com, Inc. (I)	3,170	89,394
PetMed Express, Inc. (L)	5,448	68,645
Shutterfly, Inc. (I)(L)	10,041	560,187
ValueVision Media, Inc. (I)	11,422	58,366
Vitacost.com, Inc. (I)(L)	8,059	68,099
		1,636,123
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.	3,458	155,541
Black Diamond, Inc. (I)	6,155	57,857
Brunswick Corp. (L)	23,689	756,864
Callaway Golf Company	20,256	133,284
JAKKS Pacific, Inc. (L)	6,181	69,536
LeapFrog Enterprises, Inc. (I)(L)	17,286	170,094
Nautilus, Inc. (I)	8,940	77,689
Smith & Wesson Holding Corp. (I)(L)	17,553	175,179
Steinway Musical Instruments, Inc. (I)	2,013	61,256
Sturm Ruger & Company, Inc. (L)	5,116	245,773
		1,903,073
Media - 1.5%
AH Belo Corp., Class A	6,340	43,492
Arbitron, Inc.	7,055	327,705

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Belo Corp., Class A	26,989	$376,497
Carmike Cinemas, Inc. (I)	4,746	91,883
Central European Media
Enterprises, Ltd., Class A (I)	21,170	70,073
Cumulus Media, Inc., Class A (I)(L)	22,726	77,041
Dex Media, Inc. (I)	4,737	83,229
Digital Generation, Inc. (I)(L)	7,426	54,730
Entercom
Communications Corp., Class A (I)(L)	7,201	67,977
Entravision Communications Corp., Class A	14,800	91,020
Fisher Communications, Inc.	2,494	102,454
Gray Television, Inc. (I)	13,601	97,927
Harte-Hanks, Inc.	12,123	104,258
Journal Communications, Inc., Class A (I)	11,512	86,225
LIN TV Corp., Class A (I)	7,990	122,247
Live Nation Entertainment, Inc. (I)	37,049	574,260
Loral Space & Communications, Inc.	3,369	202,073
MDC Partners, Inc., Class A	6,800	122,672
Media General, Inc., Class A (I)	5,821	64,206
Meredith Corp. (L)	9,168	437,314
National CineMedia, Inc.	15,592	263,349
Nexstar Broadcasting Group, Inc., Class A	7,668	271,907
ReachLocal, Inc. (I)(L)	4,107	50,352
Rentrak Corp. (I)	3,513	70,506
Saga Communications, Inc., Class A	1,236	56,745
Scholastic Corp. (L)	7,014	205,440
Sinclair Broadcast Group, Inc., Class A	17,749	521,466
The EW Scripps Company, Class A (I)	8,240	128,379
The McClatchy Company, Class A (I)(L)	15,786	35,992
The New York Times Company, Class A (I)	33,878	374,691
Valassis Communications, Inc. (L)	9,884	243,048
World Wrestling
Entertainment, Inc., Class A (L)	7,429	76,593
		5,495,751
Multiline Retail - 0.2%
Fred’s, Inc., Class A	9,043	140,076
Saks, Inc. (I)(L)	27,600	376,464
The Bon-Ton Stores, Inc.	3,408	61,514
Tuesday Morning Corp. (I)	11,480	119,048
		697,102
Specialty Retail - 3.5%
Aeropostale, Inc. (I)	20,311	280,292
America’s Car-Mart, Inc. (I)	2,233	96,555
ANN, Inc. (I)	12,264	407,165
Asbury Automotive Group, Inc. (I)	8,040	322,404
Barnes & Noble, Inc. (I)(L)	10,799	172,352
bebe stores, Inc.	10,606	59,500
Big 5 Sporting Goods Corp.	4,516	99,126
Body Central Corp. (I)	5,025	66,933
Brown Shoe Company, Inc. (L)	11,401	245,464
Christopher & Banks Corp. (I)	10,612	71,525
Citi Trends, Inc. (I)	4,121	59,878
Conn’s, Inc. (I)	5,864	303,521
Destination Maternity Corp.	3,669	90,257
Destination XL Group, Inc. (I)	11,991	76,023
Express, Inc. (I)	22,159	464,674
Five Below, Inc. (I)	8,593	315,879
Francesca’s Holdings Corp. (I)(L)	11,610	322,642
Genesco, Inc. (I)	6,201	415,405
Group 1 Automotive, Inc.	5,641	362,886
Haverty Furniture Companies, Inc.	5,261	121,056
hhgregg, Inc. (I)(L)	2,982	47,623

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Hibbett Sports, Inc. (I)(L)	6,693	$371,462
Jos A. Bank Clothiers, Inc. (I)(L)	6,984	288,579
Kirkland’s, Inc. (I)	3,601	62,117
Lithia Motors, Inc., Class A	5,781	308,185
Lumber Liquidators Holdings, Inc. (I)	7,035	547,815
MarineMax, Inc. (I)	7,119	80,658
Mattress Firm Holding Corp. (I)	3,503	141,171
Monro Muffler Brake, Inc. (L)	8,238	395,836
New York & Company, Inc. (I)	7,774	49,365
Office Depot, Inc. (I)	64,984	251,488
OfficeMax, Inc.	22,953	234,809
Pacific Sunwear of California, Inc. (I)	14,771	53,914
Penske Automotive Group, Inc.	10,674	325,984
Pier 1 Imports, Inc. (L)	24,728	580,861
RadioShack Corp. (I)(L)	26,872	84,916
Rent-A-Center, Inc. (L)	14,721	552,774
Restoration Hardware Holdings, Inc. (I)	4,643	348,225
rue21, Inc. (I)	3,786	157,535
Sears Hometown and Outlet Stores, Inc. (I)	2,314	101,168
Select Comfort Corp. (I)(L)	14,412	361,165
Shoe Carnival, Inc.	3,936	94,503
Sonic Automotive, Inc., Class A	10,251	216,706
Stage Stores, Inc.	8,098	190,303
Stein Mart, Inc.	7,586	103,549
The Buckle, Inc. (L)	7,302	379,850
The Cato Corp., Class A	7,341	183,231
The Children’s Place Retail Stores, Inc. (I)(L)	5,967	326,992
The Finish Line, Inc., Class A	12,718	278,015
The Men’s Wearhouse, Inc.	12,947	490,044
The Pep Boys - Manny, Moe & Jack (I)(L)	14,247	164,980
The Wet Seal, Inc., Class A (I)	24,793	116,775
Tile Shop Holdings, Inc. (I)	4,887	141,528
Tilly’s, Inc., Class A (I)	2,705	43,280
Vitamin Shoppe, Inc. (I)(L)	7,816	350,469
West Marine, Inc. (I)	4,097	45,067
Winmark Corp.	651	42,230
Zumiez, Inc. (I)(L)	5,761	165,629
		13,032,338
Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Company	3,265	204,552
Crocs, Inc. (I)	22,836	376,794
Culp, Inc.	2,433	42,310
Fifth & Pacific Companies, Inc. (I)	31,019	692,964
G-III Apparel Group, Ltd. (I)(L)	4,502	216,636
Iconix Brand Group, Inc. (I)(L)	14,549	427,886
Maidenform Brands, Inc. (I)	6,661	115,435
Movado Group, Inc.	4,761	161,065
Oxford Industries, Inc. (L)	3,472	216,653
Perry Ellis International, Inc.	3,204	65,073
Quiksilver, Inc. (I)	35,009	225,458
RG Barry Corp.	3,065	49,776
Skechers U.S.A., Inc., Class A (I)	10,099	242,477
Steven Madden, Ltd. (I)	10,482	507,119
The Jones Group, Inc. (L)	20,563	282,741
True Religion Apparel, Inc.	7,052	223,266
Tumi Holdings, Inc. (I)	12,530	300,720
Unifi, Inc. (I)	3,994	82,556
Vera Bradley, Inc. (I)(L)	5,528	119,736
Wolverine World Wide, Inc. (L)	12,929	706,053
		5,259,270
		53,007,733

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer Staples - 3.7%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	1,248	$76,315
National Beverage Corp.	3,100	54,157
The Boston Beer
Company, Inc., Class A (I)(L)	2,204	376,091
		506,563
Food & Staples Retailing - 1.2%
Casey’s General Stores, Inc.	9,818	590,651
Fairway Group Holdings Corp. (I)	4,297	106,437
Harris Teeter Supermarkets, Inc.	12,644	592,498
Ingles Markets, Inc., Class A	3,456	87,264
Nash Finch Company	3,875	85,289
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	2,567	79,577
Pricesmart, Inc. (L)	4,824	422,727
Rite Aid Corp. (I)	191,007	546,280
Roundy’s, Inc.	8,274	68,922
Spartan Stores, Inc.	5,948	109,681
SUPERVALU, Inc. (I)(L)	53,420	332,272
Susser Holdings Corp. (I)(L)	4,688	224,461
The Andersons, Inc.	4,664	248,078
The Chefs’ Warehouse, Inc. (I)	4,600	79,120
The Pantry, Inc. (I)	6,398	77,928
United Natural Foods, Inc. (I)	12,666	683,837
Village Super Market, Inc., Class A	1,777	58,801
Weis Markets, Inc. (L)	2,881	129,847
		4,523,670
Food Products - 1.6%
Annie’s, Inc. (I)	3,735	159,634
B&G Foods, Inc. (L)	14,011	477,075
Boulder Brands, Inc. (I)(L)	16,067	193,607
Cal-Maine Foods, Inc.	3,999	185,993
Calavo Growers, Inc.	3,264	88,748
Chiquita Brands International, Inc. (I)	12,215	133,388
Darling International, Inc. (I)	30,467	568,514
Diamond Foods, Inc. (I)(L)	5,983	124,147
Dole Food Company, Inc. (I)	13,579	173,132
Fresh Del Monte Produce, Inc.	9,378	261,459
J&J Snack Foods Corp.	3,982	309,800
John B. Sanfilippo & Son, Inc.	2,200	44,352
Lancaster Colony Corp.	4,641	361,952
Limoneira Company (L)	2,996	62,107
Omega Protein Corp. (I)	5,561	49,938
Pilgrim’s Pride Corp. (I)	16,255	242,850
Post Holdings, Inc. (I)	8,504	371,285
Sanderson Farms, Inc.	5,936	394,269
Seaboard Corp.	75	203,100
Seneca Foods Corp., Class A (I)	2,286	70,134
Snyders-Lance, Inc.	12,532	356,034
The Hain Celestial Group, Inc. (I)(L)	10,047	652,754
Tootsie Roll Industries, Inc. (L)	4,973	158,042
TreeHouse Foods, Inc. (I)	9,280	608,211
		6,250,525
Household Products - 0.2%
Central Garden & Pet Company, Class A (I)	10,138	69,952
Harbinger Group, Inc. (I)	8,551	64,475
Oil-Dri Corp. of America	1,415	38,870
Orchids Paper Products Company	1,664	43,680
Spectrum Brands Holdings, Inc.	5,434	309,032
WD-40 Company	3,921	213,616
		739,625

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal Products - 0.4%
Elizabeth Arden, Inc. (I)	6,714	$302,600
Inter Parfums, Inc.	4,339	123,748
Lifevantage Corp. (I)	30,965	74,626
Medifast, Inc. (I)	3,429	88,331
Nature’s Sunshine Products, Inc. (L)	3,781	61,819
Nutraceutical International Corp.	2,830	57,845
Prestige Brands Holdings, Inc. (I)	13,443	391,729
Revlon, Inc., Class A (I)	3,049	67,261
Star Scientific, Inc. (I)(L)	53,835	74,831
The Female Health Company	7,167	70,667
USANA Health Sciences, Inc. (I)	1,715	124,132
		1,437,589
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	23,929	90,930
Universal Corp. (L)	5,742	332,175
Vector Group, Ltd. (L)	15,893	257,784
		680,889
		14,138,861
Energy - 5.4%
Energy Equipment & Services - 2.0%
Basic Energy Services, Inc. (I)(L)	8,321	100,601
Bolt Technology Corp.	3,182	54,349
Bristow Group, Inc.	9,201	601,009
C&J Energy Services, Inc. (I)(L)	12,045	233,312
Cal Dive International, Inc. (I)(L)	27,183	51,104
CARBO Ceramics, Inc.	5,119	345,174
Dawson Geophysical Company (I)	1,986	73,204
Era Group, Inc. (I)	5,446	142,413
Exterran Holdings, Inc. (I)	14,882	418,482
Forum Energy Technologies, Inc. (I)(L)	10,008	304,543
Geospace Technologies Corp. (I)	3,390	234,181
Gulf Island Fabrication, Inc.	3,920	75,068
Gulfmark Offshore, Inc., Class A (L)	6,792	306,251
Helix Energy Solutions Group, Inc. (I)	27,277	628,462
Hercules Offshore, Inc. (I)	42,327	297,982
Hornbeck Offshore Services, Inc. (I)(L)	9,398	502,793
ION Geophysical Corp. (I)(L)	35,389	213,042
Key Energy Services, Inc. (I)(L)	40,497	240,957
Lufkin Industries, Inc. (L)	8,751	774,201
Matrix Service Company (I)	7,018	109,340
Mitcham Industries, Inc. (I)(L)	3,583	60,123
Natural Gas Services Group, Inc. (I)	3,469	81,487
Newpark Resources, Inc. (I)(L)	22,328	245,385
Nuverra Environmental Solutions, Inc. (I)(L)	37,066	107,491
Parker Drilling Company (I)	32,195	160,331
PHI, Inc. (I)	3,457	118,575
Pioneer Energy Services Corp. (I)	16,502	109,243
RigNet, Inc. (I)	3,364	85,715
SEACOR Holdings, Inc.	5,115	424,801
Tesco Corp. (I)	8,085	107,126
TETRA Technologies, Inc. (I)	20,818	213,593
TGC Industries, Inc.	5,272	43,336
Vantage Drilling Company (I)(L)	51,131	104,307
Willbros Group, Inc. (I)	10,843	66,576
		7,634,557
Oil, Gas & Consumable Fuels - 3.4%
Abraxas Petroleum Corp. (I)	25,344	53,222
Adams Resources & Energy, Inc.	723	49,807
Alon USA Energy, Inc.	6,223	89,985
Alpha Natural Resources, Inc. (I)	58,214	305,041
Approach Resources, Inc. (I)(L)	9,737	239,238

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Arch Coal, Inc. (L)	56,698	$214,318
Berry Petroleum Company, Class A	13,511	571,786
Bill Barrett Corp. (I)(L)	12,851	259,847
Bonanza Creek Energy, Inc. (I)	7,783	275,985
BPZ Resources, Inc. (I)(L)	38,539	68,985
Callon Petroleum Company (I)	10,977	36,992
Carrizo Oil & Gas, Inc. (I)(L)	10,633	301,233
Clayton Williams Energy, Inc. (I)	1,543	67,121
Clean Energy Fuels Corp. (I)(L)	17,701	233,653
Cloud Peak Energy, Inc. (I)(L)	15,220	250,826
Comstock Resources, Inc.	12,923	203,279
Contango Oil & Gas Company	3,595	121,331
Crosstex Energy, Inc.	10,854	214,475
Delek US Holdings, Inc.	9,598	276,230
Diamondback Energy, Inc. (I)	4,894	163,068
Emerald Oil, Inc. (I)	11,150	76,489
Endeavour International Corp. (I)(L)	12,617	48,449
Energy XXI Bermuda, Ltd. (L)	20,992	465,603
EPL Oil & Gas, Inc. (I)	8,014	235,291
Equal Energy, Ltd. (U.S. Exchange)	11,544	46,638
Evolution Petroleum Corp. (I)	5,421	59,143
Forest Oil Corp. (I)(L)	32,494	132,900
FX Energy, Inc. (I)(L)	14,708	47,213
GasLog, Ltd. (L)	6,391	81,805
Gastar Exploration, Ltd. (I)	17,369	46,375
Goodrich Petroleum Corp. (I)(L)	7,126	91,213
Green Plains Renewable Energy, Inc. (I)	7,002	93,267
Gulf Coast Ultra Deep Royalty Trust (I)	30,948	63,134
Halcon Resources Corp. (I)(L)	54,713	310,223
KiOR, Inc., Class A (I)(L)	13,867	79,181
Knightsbridge Tankers, Ltd.	7,083	52,131
Kodiak Oil & Gas Corp. (I)	70,096	623,153
Magnum Hunter Resources Corp. (I)(L)	47,318	172,711
Matador Resources Company (I)	13,663	163,683
Midstates Petroleum Company, Inc. (I)	10,476	56,675
Miller Energy Resources, Inc. (I)	8,077	32,308
Nordic American Tankers, Ltd. (L)	18,187	137,676
Northern Oil and Gas, Inc. (I)(L)	17,137	228,608
Panhandle Oil and Gas, Inc., Class A	1,881	53,609
PDC Energy, Inc. (I)(L)	7,969	410,244
Penn Virginia Corp. (I)(L)	14,839	69,743
Petroquest Energy, Inc. (I)	15,188	60,144
Quicksilver Resources, Inc. (I)(L)	31,102	52,251
Renewable Energy Group, Inc. (I)	5,848	83,217
Rentech, Inc.	59,993	125,985
Resolute Energy Corp. (I)	18,303	146,058
REX American Resources Corp. (I)	1,605	46,176
Rex Energy Corp. (I)	11,562	203,260
Rosetta Resources, Inc. (I)	15,921	676,961
Sanchez Energy Corp. (I)(L)	7,775	178,514
Scorpio Tankers, Inc.	43,432	390,019
SemGroup Corp., Class A	11,021	593,591
Ship Finance International, Ltd.	12,746	189,151
Solazyme, Inc. (I)(L)	13,191	154,599
Stone Energy Corp. (I)(L)	13,334	293,748
Swift Energy Company (I)(L)	11,755	140,942
Synergy Resources Corp. (I)	10,643	77,907
Targa Resources Corp.	8,452	543,717
Teekay Tankers, Ltd., Class A	17,379	45,707
Triangle Petroleum Corp. (I)(L)	14,680	102,907
Ur-Energy, Inc. (I)	38,559	51,283
Uranium Energy Corp. (I)(L)	22,040	39,452
Vaalco Energy, Inc. (I)(L)	15,561	89,009

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc. (L)	9,102	$130,068
Warren Resources, Inc. (I)	21,996	56,090
Western Refining, Inc. (L)	14,058	394,608
Westmoreland Coal Company (I)	3,863	43,381
		12,782,632
		20,417,189
Financials - 22.6%
Capital Markets - 2.6%
Apollo Investment Corp.	57,739	446,900
Arlington Asset Investment Corp., Class A	3,958	105,837
BGC Partners, Inc., Class A	33,683	198,393
BlackRock Kelso Capital Corp.	19,506	182,576
Calamos Asset Management, Inc., Class A	5,569	58,475
Capital Southwest Corp.	794	109,437
Cohen & Steers, Inc. (L)	4,884	165,958
Cowen Group, Inc., Class A (I)	26,132	75,783
Diamond Hill Investment Group, Inc.	779	66,254
Evercore Partners, Inc., Class A	8,331	327,242
FBR & Company (I)	2,306	58,250
Fidus Investment Corp. (L)	4,460	83,447
Fifth Street Finance Corp.	31,389	328,015
Financial Engines, Inc. (L)	12,822	584,555
FXCM, Inc., Class A (L)	10,067	165,199
GAMCO Investors, Inc., Class A (L)	1,667	92,368
GFI Group, Inc.	19,170	74,955
Gladstone Capital Corp. (L)	7,373	60,237
Gladstone Investment Corp.	8,993	66,099
Golub Capital BDC, Inc. (L)	9,142	159,985
Greenhill & Company, Inc. (L)	7,287	333,307
GSV Capital Corp. (I)(L)	7,284	57,252
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (I)	4,863	57,772
Hercules Technology Growth Capital, Inc.	16,078	224,127
HFF, Inc., Class A	8,819	156,714
ICG Group, Inc. (I)	11,522	131,351
INTL. FCStone, Inc. (I)(L)	3,793	66,188
Investment Technology Group, Inc. (I)	10,245	143,225
Janus Capital Group, Inc.	38,650	328,912
KCAP Financial, Inc. (L)	7,442	83,797
Knight Capital Group, Inc., Class A (I)	48,750	175,013
Ladenburg Thalmann
Financial Services, Inc. (I)	27,478	45,339
Main Street Capital Corp.	9,136	252,976
Manning & Napier, Inc.	4,347	77,203
MCG Capital Corp.	19,178	99,917
Medallion Financial Corp.	6,071	84,448
Medley Capital Corp.	7,719	104,824
MVC Capital, Inc.	6,440	81,080
New Mountain Finance Corp. (L)	8,294	117,443
Oppenheimer Holdings, Inc., Class A	2,334	44,439
Pennantpark Floating Rate Capital Ltd.	4,062	57,437
PennantPark Investment Corp.	17,556	193,994
Piper Jaffray Companies (I)	4,645	146,828
Prospect Capital Corp.	62,145	671,166
Safeguard Scientifics, Inc. (I)(L)	5,654	90,747
Solar Capital, Ltd.	11,205	258,723
Solar Senior Capital, Ltd.	4,130	76,033
Stellus Capital Investment Corp. (L)	4,126	62,096
Stifel Financial Corp. (I)(L)	16,722	596,474
SWS Group, Inc. (I)	8,322	45,355
TCP Capital Corp.	7,358	123,394
THL Credit, Inc.	7,537	114,487

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
TICC Capital Corp.	14,250	$137,085
Triangle Capital Corp.	7,168	197,192
Virtus Investment Partners, Inc. (I)	1,491	262,819
Walter Investment Management Corp. (I)	9,513	321,635
Westwood Holdings Group, Inc.	1,787	76,698
WisdomTree Investments, Inc. (I)	26,376	305,170
		9,812,625
Commercial Banks - 6.7%
1st Source Corp.	3,843	91,310
1st United Bancorp, Inc.	8,478	56,972
American National Bankshares, Inc.	2,280	52,987
Ameris Bancorp (I)(L)	6,662	112,255
Ames National Corp.	2,332	53,076
Arrow Financial Corp. (L)	2,879	71,255
Bancfirst Corp.	1,681	78,251
Banco Latinoamericano de
Comercio Exterior SA	6,934	155,252
BancorpSouth, Inc. (L)	25,070	443,739
Bank of Marin Bancorp, Class A	1,653	66,120
Bank of the Ozarks, Inc. (L)	8,170	354,006
Banner Corp.	5,234	176,857
BBCN Bancorp, Inc.	21,319	303,156
Boston Private Financial Holdings, Inc. (L)	21,221	225,791
Bridge Bancorp, Inc.	2,181	49,073
Bridge Capital Holdings (I)(L)	3,949	62,631
Bryn Mawr Bank Corp.	3,332	79,735
C&F Financial Corp.	977	54,448
Camden National Corp.	2,124	75,338
Capital Bank Financial Corp., Class A (I)	6,546	124,309
Capital City Bank Group, Inc. (I)(L)	3,599	41,496
Cardinal Financial Corp.	8,132	119,052
Cathay General Bancorp	20,104	409,116
Centerstate Banks, Inc.	7,519	65,265
Central Pacific Financial Corp. (I)	5,833	104,994
Chemical Financial Corp.	6,898	179,279
Citizens & Northern Corp.	3,384	65,379
City Holding Company (L)	4,449	173,289
CNB Financial Corp.	3,646	61,763
CoBiz Financial, Inc.	9,845	81,714
Columbia Banking System, Inc.	13,776	328,007
Community Bank Systems, Inc. (L)	10,029	309,395
Community Trust Bancorp, Inc.	3,652	130,084
CU Bancorp (I)	3,819	60,340
Customers Bancorp Inc (I)	5,891	92,842
CVB Financial Corp.	23,961	281,781
Eagle Bancorp, Inc. (I)	6,086	136,205
Enterprise Financial Services Corp.	4,872	77,757
Farmers Capital Bank Corp. (I)	2,453	55,193
Fidelity Southern Corp. (I)	2,961	36,628
Financial Institutions, Inc.	4,763	87,687
First Bancorp North Carolina	4,380	61,758
First BanCorp Puerto Rico (I)	18,764	132,849
First Bancorp, Inc. Maine	2,683	46,899
First Busey Corp.	22,563	101,534
First Commonwealth Financial Corp. (L)	24,791	182,710
First Community Bancshares, Inc.	5,779	90,615
First Connecticut Bancorp, Inc.	6,659	92,693
First Financial Bancorp	16,198	241,350
First Financial Bankshares, Inc. (L)	8,384	466,653
First Financial Corp.	3,127	96,906
First Financial Holdings, Inc.	4,716	100,026
First Interstate Bancsystem, Inc.	4,668	96,768
First M&F Corp.	2,838	45,805

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
First Merchants Corp.	7,656	$131,300
First Midwest Bancorp, Inc.	18,662	256,043
First Security Group, Inc. (I)	20,266	44,585
FirstMerit Corp.	43,648	874,269
FNB Corp. (L)	38,480	464,838
German American Bancorp, Inc.	3,276	73,776
Glacier Bancorp, Inc.	19,316	428,622
Great Southern Bancorp, Inc.	2,861	77,133
Hancock Holding Company	21,961	660,367
Hanmi Financial Corp. (I)	8,418	148,746
Heartland Financial USA, Inc.	3,694	101,548
Heritage Commerce Corp. (I)	6,006	42,042
Heritage Financial Corp.	4,339	63,566
Heritage Oaks Bancorp (I)	5,916	36,502
Home BancShares, Inc. (L)	12,118	314,704
Hometrust Bancshares, Inc. (I)	6,472	109,765
Horizon Bancorp	2,227	45,453
Hudson Valley Holding Corp.	4,601	78,125
Iberiabank Corp.	7,566	405,613
Independent Bank Corp. - Massachusetts (L)	6,157	212,417
Independent Bank Group Inc (I)	1,456	44,219
International Bancshares Corp.	14,358	324,204
Investors Bancorp, Inc.	11,952	251,948
Lakeland Bancorp, Inc.	8,196	85,484
Lakeland Financial Corp.	4,336	120,324
Macatawa Bank Corp. (I)	7,978	40,209
MainSource Financial Group, Inc.	5,559	74,657
MB Financial, Inc.	13,994	375,039
Mercantile Bank Corp.	2,662	47,836
Merchants Bancshares, Inc.	1,628	48,140
Metro Bancorp, Inc. (I)	4,244	85,007
MetroCorp Bancshares, Inc.	4,339	42,349
National Bank Holdings Corp.	13,995	275,702
National Bankshares, Inc.	1,829	64,984
National Penn Bancshares, Inc.	30,510	309,982
NBT Bancorp, Inc. (L)	10,972	232,277
NewBridge Bancorp (I)	8,740	52,353
Northrim BanCorp, Inc.	2,101	50,823
OFG Bancorp (L)	12,248	221,811
Old National Bancorp	27,086	374,599
OmniAmerican Bancorp, Inc. (I)	3,186	70,188
Pacific Continental Corp.	5,245	61,891
Pacific Premier Bancorp, Inc. (I)	4,812	58,803
PacWest Bancorp (L)	9,927	304,263
Park National Corp.	3,130	215,313
Park Sterling Corp. (I)	11,135	65,808
Penns Woods Bancorp, Inc.	1,723	72,125
Peoples Bancorp, Inc.	2,719	57,317
Pinnacle Financial Partners, Inc. (I)	9,344	240,234
Preferred Bank (I)	3,328	54,845
PrivateBancorp, Inc.	17,305	367,039
Prosperity Bancshares, Inc. (L)	15,428	799,016
Renasant Corp. (L)	6,972	169,698
Republic Bancorp, Inc., Class A (L)	2,872	62,954
S&T Bancorp, Inc.	7,680	150,528
Sandy Spring Bancorp, Inc.	6,125	132,423
SCBT Financial Corp.	4,462	224,840
Seacoast Banking Corp. of Florida (I)	24,683	54,303
Sierra Bancorp	3,853	57,024
Simmons First National Corp., Class A	4,313	112,526
Southside Bancshares, Inc. (L)	4,993	119,233
Southwest Bancorp, Inc. (I)	5,631	74,329
State Bank Financial Corp.	9,391	141,147

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
StellarOne Corp.	6,215	$122,125
Sterling Bancorp	8,504	98,816
Sterling Financial Corp.	9,040	214,971
Suffolk Bancorp (I)	3,072	50,196
Sun Bancorp, Inc. (I)	10,789	36,575
Susquehanna Bancshares, Inc.	47,832	614,641
SY Bancorp, Inc.	3,532	86,640
Taylor Capital Group, Inc. (I)(L)	4,407	74,434
Texas Capital Bancshares, Inc. (I)	10,706	474,918
The Bancorp, Inc. (I)	9,101	136,424
The First of Long Island Corp.	2,743	91,040
Tompkins Financial Corp.	2,886	130,418
TowneBank (L)	7,122	104,836
Trico Bancshares	4,378	93,383
Trustmark Corp. (L)	17,758	436,492
UMB Financial Corp. (L)	8,225	457,886
Umpqua Holdings Corp. (L)	28,750	431,538
Union First Market Bankshares Corp.	5,579	114,872
United Bankshares, Inc. (L)	13,417	354,880
United Community Banks, Inc. (I)	12,609	156,604
Univest Corp. of Pennsylvania	4,246	80,971
Virginia Commerce Bancorp, Inc. (I)	7,604	106,152
Washington Banking Company	4,187	59,455
Washington Trust Bancorp, Inc.	3,644	103,927
Webster Financial Corp.	23,434	601,785
WesBanco, Inc.	6,284	166,086
West Bancorp, Inc.	3,996	46,953
Westamerica Bancorp.	6,921	316,220
Western Alliance Bancorp (I)	19,520	309,002
Wilshire Bancorp, Inc.	16,692	110,501
Wintrust Financial Corp. (L)	9,745	373,039
		25,253,381
Consumer Finance - 0.8%
Cash America International, Inc. (L)	7,433	337,904
Credit Acceptance Corp. (I)	1,780	186,989
DFC Global Corp. (I)(L)	10,938	151,054
Encore Capital Group, Inc. (I)(L)	6,172	204,355
Ezcorp, Inc., Class A (I)	13,082	220,824
First Cash Financial Services, Inc. (I)(L)	7,675	377,687
Green Dot Corp., Class A (I)	7,435	148,328
Nelnet, Inc., Class A	5,888	212,498
Netspend Holdings, Inc. (I)	9,391	149,974
Nicholas Financial, Inc.	3,690	55,793
Portfolio Recovery Associates, Inc. (I)	4,388	674,128
Regional Management Corp. (I)	1,861	46,530
World Acceptance Corp. (I)(L)	2,458	213,699
		2,979,763
Diversified Financial Services - 0.3%
MarketAxess Holdings, Inc.	9,740	455,345
Marlin Business Services Corp.	2,293	52,235
NewStar Financial, Inc. (I)(L)	6,493	86,487
PHH Corp. (I)	15,073	307,188
PICO Holdings, Inc. (I)	6,068	127,185
		1,028,440
Insurance - 2.4%
American Equity Investment Life
Holding Company (L)	16,499	259,034
American Safety Insurance Holdings, Ltd. (I)	2,940	85,113
AMERISAFE, Inc.	5,038	163,181
Amtrust Financial Services, Inc. (L)	7,737	276,211
Argo Group International Holdings, Ltd.	7,007	297,027

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Baldwin & Lyons, Inc., Class B	2,293	$55,674
Citizens, Inc. (I)(L)	9,777	58,466
CNO Financial Group, Inc.	57,848	749,710
Crawford & Company, Class B	6,544	36,777
Eastern Insurance Holdings, Inc.	2,391	44,831
eHealth, Inc. (I)	4,971	112,941
EMC Insurance Group, Inc.	1,653	43,408
Employers Holdings, Inc.	8,634	211,101
Enstar Group, Ltd. (I)	2,411	320,615
FBL Financial Group, Inc., Class A	2,286	99,464
First American Financial Corp.	28,219	621,947
Global Indemnity PLC (I)	2,528	59,534
Greenlight Capital Re, Ltd., Class A (I)(L)	7,128	174,850
Hallmark Financial Services, Inc. (I)	6,163	56,330
HCI Group Inc (L)	2,508	77,046
Hilltop Holdings, Inc. (I)	16,693	273,765
Horace Mann Educators Corp.	10,085	245,872
Infinity Property & Casualty Corp.	2,964	177,129
Investors Title Company	704	49,942
Kansas City Life Insurance Company	1,498	57,328
Maiden Holdings, Ltd.	14,023	157,338
Meadowbrook Insurance Group, Inc. (L)	14,442	115,969
Montpelier Re Holdings, Ltd.	11,826	295,768
National Financial Partners Corp. (I)	10,743	271,905
National Interstate Corp.	2,296	67,158
National Western Life Insurance
Company, Class A	593	112,581
OneBeacon Insurance Group, Ltd., Class A	6,326	91,600
Platinum Underwriters Holdings, Ltd.	8,072	461,880
Primerica, Inc.	14,837	555,497
RLI Corp.	5,721	437,142
Safety Insurance Group, Inc.	3,549	172,162
Selective Insurance Group, Inc. (L)	14,810	340,926
State Auto Financial Corp.	4,084	74,206
Stewart Information Services Corp. (L)	5,387	141,086
Symetra Financial Corp.	20,096	321,335
The Navigators Group, Inc. (I)	2,793	159,313
The Phoenix Companies, Inc. (I)	1,538	66,134
Tower Group International, Ltd. (L)	15,160	310,932
United Fire Group, Inc.	5,356	132,989
Universal Insurance Holdings, Inc.	9,237	65,398
		8,958,615
Real Estate Investment Trusts - 7.6%
Acadia Realty Trust	15,044	371,436
AG Mortgage Investment Trust, Inc.	6,383	120,064
Agree Realty Corp.	4,103	121,121
Alexander’s, Inc.	551	161,834
American Assets Trust, Inc.	9,554	294,836
American Capital Mortgage Investment Corp.	15,544	279,326
AmREIT, Inc., Class B	5,034	97,358
Anworth Mortgage Asset Corp.	40,477	226,671
Apollo Commercial Real Estate Finance, Inc.	10,199	161,960
Apollo Residential Mortgage, Inc.	8,432	138,959
ARMOUR Residential REIT, Inc.	99,642	469,314
Ashford Hospitality Trust, Inc.	14,067	161,067
Associated Estates Realty Corp.	13,212	212,449
Aviv REIT, Inc.	3,545	88,235
Campus Crest Communities, Inc.	17,074	197,034
CapLease, Inc.	24,100	203,404
Capstead Mortgage Corp.	24,057	291,090
Cedar Realty Trust, Inc.	21,562	111,691
Chatham Lodging Trust	5,436	93,390
Chesapeake Lodging Trust	13,846	287,858

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Colonial Properties Trust	23,333	$562,792
Colony Financial, Inc.	17,209	342,287
Coresite Realty Corp.	5,486	174,510
Cousins Properties, Inc.	28,928	292,173
CubeSmart	35,465	566,731
CyrusOne, Inc.	5,366	111,291
CYS Investments, Inc.	46,259	426,045
DCT Industrial Trust, Inc.	77,303	552,716
DiamondRock Hospitality Company	52,107	485,637
DuPont Fabros Technology, Inc.	16,299	393,621
Dynex Capital, Inc.	16,213	165,210
EastGroup Properties, Inc.	8,233	463,271
Education Realty Trust, Inc.	30,403	311,023
Ellington Residential Mortgage Reit	3,022	52,069
EPR Properties	12,319	619,276
Equity One, Inc.	15,748	356,377
Excel Trust, Inc.	13,894	177,982
FelCor Lodging Trust, Inc. (I)	33,129	195,792
First Industrial Realty Trust, Inc.	28,479	432,026
First Potomac Realty Trust	16,588	216,639
Franklin Street Properties Corp.	24,039	317,315
Getty Realty Corp.	7,225	149,196
Gladstone Commercial Corp.	5,067	94,449
Glimcher Realty Trust	39,086	426,819
Government Properties Income Trust	14,661	369,750
Gramercy Property Trust, Inc. (I)	18,528	83,376
Healthcare Realty Trust, Inc.	23,963	611,057
Hersha Hospitality Trust	55,435	312,653
Highwoods Properties, Inc.	21,554	767,538
Hudson Pacific Properties, Inc.	12,445	264,830
Inland Real Estate Corp.	23,576	240,947
Invesco Mortgage Capital, Inc.	35,136	581,852
Investors Real Estate Trust	27,973	240,568
iStar Financial, Inc. (I)	21,987	248,233
JAVELIN Mortgage Investment Corp.	4,717	66,463
Kite Realty Group Trust	26,507	159,837
LaSalle Hotel Properties	25,315	625,281
Lexington Realty Trust	44,526	520,064
LTC Properties, Inc.	9,257	361,486
Medical Properties Trust, Inc.	39,595	567,000
Mission West Properties, Inc.	4,430	89
Monmouth Real Estate
Investment Corp., Class A	12,364	122,033
MPG Office Trust, Inc. (I)	22,274	69,495
National Health Investments, Inc.	6,501	389,150
New York Mortgage Trust, Inc.	18,501	125,252
NorthStar Realty Finance Corp.	53,683	488,515
One Liberty Properties, Inc.	3,933	86,369
Parkway Properties, Inc.	12,034	201,690
Pebblebrook Hotel Trust	16,265	420,450
Pennsylvania Real Estate Investment Trust	18,291	345,334
PennyMac Mortgage Investment Trust	15,614	328,675
Potlatch Corp.	10,711	433,153
PS Business Parks, Inc.	4,918	354,932
RAIT Financial Trust	19,355	145,550
Ramco-Gershenson Properties Trust	15,858	246,275
Redwood Trust, Inc.	21,969	373,473
Resource Capital Corp.	33,673	207,089
Retail Opportunity Investments Corp.	17,377	241,540
RLJ Lodging Trust	32,299	726,405
Rouse Properties, Inc.	5,837	114,522
Ryman Hospitality Properties	11,561	450,995
Sabra Health Care REIT, Inc.	9,941	259,560

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Saul Centers, Inc.	2,285	$101,591
Select Income REIT	4,439	124,470
Silver Bay Realty Trust Corp.	4,831	80,001
Sovran Self Storage, Inc.	8,330	539,701
Spirit Realty Capital, Inc.	15,507	274,784
STAG Industrial, Inc.	11,598	231,380
Strategic Hotels & Resorts, Inc. (I)	48,160	426,698
Summit Hotel Properties, Inc.	17,582	166,150
Sun Communities, Inc.	9,534	474,412
Sunstone Hotel Investors, Inc. (I)	42,999	519,428
Terreno Realty Corp.	6,138	113,737
The Geo Group, Inc.	18,261	619,961
UMH Properties, Inc.	6,552	67,289
Universal Health Realty Income Trust	3,281	141,510
Urstadt Biddle Properties, Inc., Class A	7,135	143,913
Washington Real Estate Investment Trust	17,632	474,477
Western Asset Mortgage Capital Corp.	6,634	115,830
Whitestone REIT	3,866	60,928
Winthrop Realty Trust	9,475	113,984
		28,916,069
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc. (I)	11,372	452,037
Altisource Residential Corp., Class B (I)	7,543	125,893
American Realty Capital Properties, Inc.	41,211	609,923
AV Homes, Inc. (I)	3,363	59,626
Consolidated-Tomoka Land Company	1,269	48,425
Forestar Group, Inc. (I)	9,279	186,137
Kennedy-Wilson Holdings, Inc. (L)	14,248	237,087
Tejon Ranch Company (I)	3,861	110,000
Thomas Properties Group, Inc.	8,836	46,831
		1,875,959
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp. (L)	21,930	236,405
Bank Mutual Corp.	14,254	80,393
BankFinancial Corp.	5,182	44,047
Beneficial Mutual Bancorp, Inc. (I)	9,984	83,866
Berkshire Hills Bancorp, Inc.	6,882	191,044
BofI Holding, Inc. (I)	3,219	147,495
Brookline Bancorp, Inc.	18,222	158,167
Capitol Federal Financial, Inc.	38,023	461,599
Charter Financial Corp.	7,478	75,378
Dime Community Bancshares, Inc.	8,783	134,556
ESB Financial Corp.	3,609	43,777
EverBank Financial Corp. (L)	20,669	342,279
Federal Agricultural Mortgage Corp., Class C	2,681	77,427
First Defiance Financial Corp.	2,606	58,765
First Financial Northwest, Inc.	5,941	61,252
First Pactrust Bancorp, Inc. (I)	3,837	52,106
Flagstar Bancorp, Inc. (I)	5,593	78,078
Flushing Financial Corp.	8,430	138,674
Fox Chase Bancorp, Inc.	3,780	64,260
Franklin Financial Corp.	3,649	65,718
Hingham Institution for Savings	622	42,221
Home Bancorp, Inc. (I)	2,232	41,292
Home Federal Bancorp, Inc.	4,346	55,368
Home Loan Servicing Solutions, Ltd.	14,899	357,129
HomeStreet, Inc.	3,553	76,212
Kearny Financial Corp. (I)	4,582	48,065
Meridian Interstate Bancorp, Inc. (I)	3,258	61,348
MGIC Investment Corp. (I)(L)	84,118	510,596
Northfield Bancorp, Inc.	16,042	188,012
Northwest Bancshares, Inc.	24,417	329,874

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
OceanFirst Financial Corp.	4,199	$65,294
Oritani Financial Corp. (L)	12,027	188,583
Provident Financial Holdings, Inc.	2,842	45,131
Provident Financial Services, Inc.	15,448	243,769
Provident New York Bancorp	12,084	112,865
Radian Group, Inc. (L)	45,980	534,288
Rockville Financial, Inc.	7,986	104,457
Roma Financial Corp. (I)	2,477	44,982
Territorial Bancorp, Inc.	4,013	90,734
TrustCo Bank Corp.	25,482	138,622
United Financial Bancorp, Inc.	5,655	85,673
ViewPoint Financial Group	10,587	220,315
Walker & Dunlop, Inc. (I)	4,623	80,903
Westfield Financial, Inc. (L)	7,045	49,315
WSFS Financial Corp.	2,085	109,233
		6,419,567
		85,244,419
Health Care - 11.9%
Biotechnology - 3.6%
ACADIA Pharmaceuticals, Inc. (I)	18,292	332,000
Achillion Pharmaceuticals, Inc. (I)	25,825	211,249
Acorda Therapeutics, Inc. (I)	10,290	339,467
Aegerion Pharmaceuticals, Inc. (I)(L)	7,530	476,950
Affymax, Inc. (I)(L)	9,385	9,667
Alnylam Pharmaceuticals, Inc. (I)	15,256	473,089
AMAG Pharmaceuticals, Inc. (I)	5,762	128,205
Anacor Pharmaceuticals, Inc. (I)(L)	8,147	45,542
Arena Pharmaceuticals, Inc. (I)(L)	57,606	443,566
Arqule, Inc. (I)	16,902	39,213
Array BioPharma, Inc. (I)(L)	30,636	139,087
Astex Pharmaceuticals (I)	25,206	103,597
AVEO Pharmaceuticals, Inc. (I)	12,729	31,823
Biotime, Inc. (I)(L)	8,952	35,450
Cell Therapeutics, Inc. (I)	36,298	38,113
Celldex Therapeutics, Inc. (I)(L)	21,449	334,819
Cepheid, Inc. (I)(L)	17,428	599,872
Chelsea Therapeutics International, Ltd. (I)	20,133	46,306
ChemoCentryx, Inc. (I)	6,838	96,689
Chimerix, Inc. (I)	2,723	66,006
Clovis Oncology, Inc. (I)	3,753	251,376
Coronado Biosciences, Inc. (I)	7,750	66,650
Curis, Inc. (I)(L)	21,663	69,105
Cytokinetics, Inc. (I)	7,084	81,962
Cytori Therapeutics, Inc. (I)	16,983	39,061
Dendreon Corp. (I)(L)	41,338	170,313
Dyax Corp. (I)	32,065	110,945
Dynavax Technologies Corp. (I)(L)	49,815	54,797
Emergent Biosolutions, Inc. (I)	7,256	104,632
Enzon Pharmaceuticals, Inc.	10,190	20,380
Exact Sciences Corp. (I)(L)	17,230	239,669
Exelixis, Inc. (I)(L)	49,251	223,600
Galena Biopharma, Inc. (I)	24,885	55,245
Genomic Health, Inc. (I)(L)	4,229	134,102
Geron Corp. (I)	36,838	55,257
GTx, Inc. (I)(L)	7,834	51,704
Halozyme Therapeutics, Inc. (I)(L)	23,600	187,384
Hyperion Therapeutics, Inc. (I)(L)	2,425	53,350
Idenix Pharmaceuticals, Inc. (I)(L)	28,818	104,033
Immunogen, Inc. (I)(L)	22,341	370,637
Immunomedics, Inc. (I)(L)	18,830	102,435
Infinity Pharmaceuticals, Inc. (I)	12,585	204,506
Insmed, Inc. (I)	7,703	92,128

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Intercept Pharmaceuticals, Inc. (I)	1,766	$79,187
InterMune, Inc. (I)(L)	21,971	211,361
Ironwood Pharmaceuticals, Inc. (I)(L)	24,533	244,103
Isis Pharmaceuticals, Inc. (I)(L)	29,126	782,616
Keryx Biopharmaceuticals, Inc. (I)(L)	21,789	162,764
Kythera Biopharmaceuticals, Inc. (I)(L)	2,844	76,930
Lexicon Pharmaceuticals, Inc. (I)(L)	64,788	140,590
Ligand Pharmaceuticals, Inc., Class B (I)(L)	4,611	172,544
MannKind Corp. (I)(L)	39,121	254,287
Merrimack Pharmaceuticals, Inc. (I)(L)	24,692	166,177
Mimedx Group, Inc. (I)	22,113	155,454
Momenta Pharmaceuticals, Inc. (I)	12,418	187,015
Nanosphere, Inc. (I)	12,791	39,268
Neurocrine Biosciences, Inc. (I)	17,565	235,020
NewLink Genetics Corp. (I)	4,777	94,202
Novavax, Inc. (I)(L)	35,144	72,045
NPS Pharmaceuticals, Inc. (I)(L)	26,086	393,899
OncoGenex Pharmaceuticals, Inc. (I)	4,229	41,444
Opko Health, Inc. (I)(L)	37,328	265,029
Orexigen Therapeutics, Inc. (I)	26,382	154,335
Osiris Therapeutics, Inc. (I)(L)	4,421	44,519
OvaScience, Inc. (I)	2,901	39,338
PDL BioPharma, Inc. (L)	34,511	266,425
Peregrine Pharmaceuticals, Inc. (I)	39,798	51,339
Progenics Pharmaceuticals, Inc. (I)	13,111	58,475
Prothena Corp. PLC (I)	3,788	48,903
Puma Biotechnology, Inc. (I)	5,799	257,302
Raptor Pharmaceutical Corp. (I)(L)	15,329	143,326
Repligen Corp. (I)(L)	8,506	70,089
Rigel Pharmaceuticals, Inc. (I)	22,562	75,357
Sangamo Biosciences, Inc. (I)(L)	13,842	108,106
Sarepta Therapeutics, Inc. (I)	8,383	318,973
Spectrum Pharmaceuticals, Inc. (L)	15,987	119,263
Stemline Therapeutics, Inc. (I)	2,692	64,177
Sunesis Pharmaceuticals, Inc. (I)(L)	8,418	43,858
Synageva BioPharma Corp. (I)(L)	4,526	190,092
Synergy Pharmaceuticals, Inc. (I)(L)	22,752	98,289
Synta Pharmaceuticals Corp. (I)(L)	10,508	52,435
TESARO, Inc. (I)	3,606	118,060
Threshold Pharmaceuticals, Inc. (I)	15,346	80,720
Trius Therapeutics, Inc. (I)	11,253	91,374
Vanda Pharmaceuticals, Inc. (I)	7,544	60,956
Verastem, Inc. (I)	4,542	64,269
Vical, Inc. (I)(L)	20,926	65,498
XOMA Corp. (I)	17,299	62,795
ZIOPHARM Oncology, Inc. (I)(L)	18,107	38,025
		13,394,214
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc. (L)	5,732	272,327
ABIOMED, Inc. (I)(L)	10,270	221,421
Accuray, Inc. (I)(L)	19,028	109,221
Align Technology, Inc. (I)	19,051	705,649
Analogic Corp. (L)	2,985	217,398
AngioDynamics, Inc. (I)	6,734	75,960
Anika Therapeutics, Inc. (I)	3,749	63,733
Antares Pharma, Inc. (I)(L)	32,558	135,441
ArthroCare Corp. (I)	7,466	257,801
AtriCure, Inc. (I)	5,685	54,008
Atrion Corp.	385	84,203
Cantel Medical Corp.	5,643	191,128
Cardiovascular Systems, Inc. (I)(L)	5,100	108,120
Cerus Corp. (I)(L)	18,291	80,846
CONMED Corp. (L)	6,900	215,556

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
CryoLife, Inc.	7,920	$49,579
Cutera, Inc. (I)	4,482	39,442
Cyberonics, Inc. (I)(L)	7,343	381,542
Cynosure, Inc., Class A (I)(L)	3,856	100,180
Derma Sciences, Inc. (I)	3,798	50,703
DexCom, Inc. (I)(L)	18,340	411,733
Endologix, Inc. (I)	16,785	222,905
Exactech, Inc. (I)	2,905	57,374
GenMark Diagnostics, Inc. (I)	8,068	83,423
Globus Medical, Inc., Class A (I)(L)	14,168	238,872
Greatbatch, Inc. (I)	5,755	188,706
Haemonetics Corp. (I)(L)	12,873	532,299
HeartWare International, Inc. (I)	4,305	409,449
ICU Medical, Inc. (I)	3,310	238,519
Insulet Corp. (I)(L)	13,952	438,232
Integra LifeSciences Holdings Corp. (I)(L)	5,318	194,798
Invacare Corp.	8,446	121,285
MAKO Surgical Corp. (I)(L)	11,928	143,732
Masimo Corp.	12,482	264,618
Meridian Bioscience, Inc. (L)	11,017	236,866
Merit Medical Systems, Inc. (I)	11,615	129,507
Natus Medical, Inc. (I)	7,895	107,767
Navidea Biopharmaceuticals, Inc. (I)(L)	36,819	98,307
Neogen Corp. (I)	6,334	351,917
NuVasive, Inc. (I)	11,587	287,242
NxStage Medical, Inc. (I)	15,912	227,223
OraSure Technologies, Inc. (I)	14,386	55,818
Orthofix International NV (I)	5,077	136,571
PhotoMedex, Inc. (I)(L)	3,723	59,345
Quidel Corp. (I)(L)	7,555	192,879
Rochester Medical Corp. (I)	3,237	47,681
Rockwell Medical Technologies, Inc. (I)	13,353	48,204
RTI Biologics, Inc. (I)	15,845	59,577
Solta Medical, Inc. (I)	26,468	60,347
Spectranetics Corp. (I)	10,633	198,624
Staar Surgical Company (I)	10,923	110,868
STERIS Corp.	15,210	652,205
SurModics, Inc. (I)	4,368	87,404
Symmetry Medical, Inc. (I)	9,742	82,028
Tearlab Corp. (I)	7,258	78,894
Thoratec Corp. (I)	14,709	460,539
Tornier BV (I)	7,059	123,533
Unilife Corp. (I)(L)	26,741	84,769
Utah Medical Products, Inc.	826	44,852
Vascular Solutions, Inc. (I)	4,495	66,121
Volcano Corp. (I)(L)	14,262	258,570
West Pharmaceutical Services, Inc.	8,870	623,206
Wright Medical Group, Inc. (I)(L)	10,383	272,138
		12,203,205
Health Care Providers & Services - 2.6%
Acadia Healthcare Company, Inc. (I)(L)	9,183	303,682
Accretive Health, Inc. (I)(L)	15,490	167,447
Air Methods Corp. (L)	10,243	347,033
Almost Family, Inc. (L)	2,299	43,681
Amedisys, Inc. (I)(L)	8,094	94,052
AMN Healthcare Services, Inc. (I)	11,847	169,649
Amsurg Corp. (I)	7,974	279,887
Assisted Living Concepts, Inc., Class A (I)(L)	5,073	60,673
Bio-Reference Labs, Inc. (I)(L)	6,589	189,434
BioScrip, Inc. (I)	15,395	254,018
Capital Senior Living Corp. (I)	7,439	177,792
Centene Corp. (I)	14,090	739,161
Chemed Corp. (L)	4,799	347,592

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Chindex International, Inc. (I)	3,596	$58,327
Corvel Corp. (I)	3,392	99,284
Emeritus Corp. (I)	10,758	249,370
ExamWorks Group, Inc. (I)(L)	7,736	164,235
Five Star Quality Care, Inc. (I)	11,464	64,313
Gentiva Health Services, Inc. (I)	8,122	80,895
Hanger, Inc. (I)	9,127	288,687
HealthSouth Corp. (I)	22,344	643,507
Healthways, Inc. (I)	8,852	153,848
IPC The Hospitalist Company, Inc. (I)	4,448	228,449
Kindred Healthcare, Inc. (I)(L)	14,225	186,774
Landauer, Inc.	2,597	125,461
LHC Group, Inc. (I)	3,412	66,807
Magellan Health Services, Inc. (I)	6,854	384,372
Molina Healthcare, Inc. (I)(L)	7,334	272,678
MWI Veterinary Supply, Inc. (I)	3,384	417,044
National Healthcare Corp.	2,551	121,938
National Research Corp., Class B	347	12,124
Owens & Minor, Inc. (L)	15,883	537,322
PharMerica Corp. (I)	8,166	113,181
Select Medical Holdings Corp.	12,326	101,073
Skilled Healthcare Group, Inc., Class A (I)	5,597	37,388
Team Health Holdings, Inc. (I)	17,787	730,512
The Ensign Group, Inc.	5,180	182,440
The Providence Service Corp. (I)	2,846	82,790
Triple-S Management Corp., Class B (I)	5,561	119,395
Universal American Corp.	10,042	89,273
US Physical Therapy, Inc.	3,188	88,116
Vanguard Health Systems, Inc. (I)	9,308	193,048
WellCare Health Plans, Inc. (I)	11,093	616,216
		9,682,968
Health Care Technology - 0.8%
athenahealth, Inc. (I)(L)	9,533	807,636
Computer Programs & Systems, Inc.	2,683	131,843
Greenway Medical Technologies, Inc. (I)(L)	4,295	53,000
HealthStream, Inc. (I)	5,335	135,082
HMS Holdings Corp. (I)(L)	22,937	534,432
MedAssets, Inc. (I)	15,779	279,919
Medidata Solutions, Inc. (I)	6,868	531,927
Merge Healthcare, Inc. (I)	16,789	60,440
Omnicell, Inc. (I)	9,079	186,573
Quality Systems, Inc.	10,855	203,097
Vocera Communications, Inc. (I)(L)	5,960	87,612
		3,011,561
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)(L)	19,256	85,497
Albany Molecular Research, Inc. (I)	6,239	74,057
Cambrex Corp. (I)	7,934	110,838
Fluidigm Corp. (I)(L)	7,614	132,940
Furiex Pharmaceuticals, Inc. (I)	2,089	71,172
Luminex Corp. (I)	9,839	202,782
Neogenomics, Inc. (I)	10,391	41,356
PAREXEL International Corp. (I)	14,677	674,261
Sequenom, Inc. (I)(L)	31,221	131,440
		1,524,343
Pharmaceuticals - 1.3%
Acelrx Pharmaceuticals, Inc. (I)	6,422	59,532
Akorn, Inc. (I)(L)	15,324	207,180
Ampio Pharmaceuticals, Inc. (I)(L)	10,801	62,322
Auxilium Pharmaceuticals, Inc. (I)	13,098	217,820
AVANIR Pharmaceuticals, Inc., Class A (I)(L)	40,168	184,773

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cadence Pharmaceuticals, Inc. (I)	16,267	$110,941
Depomed, Inc. (I)	15,260	85,609
Endocyte, Inc. (I)(L)	8,127	106,708
Forest Laboratories, Inc.
(German Exchange) (I)	3,580	2,076
Hi-Tech Pharmacal Company, Inc.	2,851	94,653
Horizon Pharma, Inc. (I)	18,525	45,572
Impax Laboratories, Inc. (I)	17,960	358,302
Lannett Company, Inc. (I)	4,600	54,786
Nektar Therapeutics (I)(L)	30,590	353,315
Omeros Corp. (I)	7,320	36,893
Optimer Pharmaceuticals, Inc. (I)	12,814	185,419
Pacira Pharmaceuticals, Inc. (I)	7,392	214,368
Pozen, Inc. (I)	7,849	39,323
Questcor Pharmaceuticals, Inc.	13,519	614,574
Repros Therapeutics, Inc. (I)	5,126	94,575
Sagent Pharmaceuticals, Inc. (I)(L)	4,736	99,361
Santarus, Inc. (I)	14,591	307,141
Sciclone Pharmaceuticals, Inc. (I)(L)	15,510	76,930
The Medicines Company (I)	14,670	451,249
TherapeuticsMD, Inc. (I)	23,873	72,335
ViroPharma, Inc. (I)(L)	16,761	480,203
Vivus, Inc. (I)(L)	26,631	335,018
XenoPort, Inc. (I)	11,453	56,692
		5,007,670
		44,823,961
Industrials - 13.8%
Aerospace & Defense - 1.5%
AAR Corp.	10,186	223,888
Aerovironment, Inc. (I)(L)	4,610	93,030
American Science & Engineering, Inc.	1,990	111,440
Astronics Corp. (I)	3,521	143,903
Cubic Corp.	5,105	245,551
Curtiss-Wright Corp.	12,009	445,054
DigitalGlobe, Inc. (I)	19,443	602,927
Ducommun, Inc. (I)	3,030	64,418
Engility Holdings, Inc. (I)	4,801	136,444
Esterline Technologies Corp. (I)	7,915	572,175
GenCorp, Inc. (I)(L)	16,109	261,932
HEICO Corp. (L)	13,768	693,494
Kratos Defense &
Security Solutions, Inc. (I)(L)	13,633	88,342
LMI Aerospace, Inc. (I)	2,562	48,012
Moog, Inc., Class A (I)	11,239	579,146
National Presto Industries, Inc.	1,182	85,139
Orbital Sciences Corp. (I)	14,998	260,515
Sparton Corp. (I)	3,095	53,358
Taser International, Inc. (I)	13,857	118,062
Teledyne Technologies, Inc. (I)	9,540	737,919
The KEYW Holding Corp. (I)(L)	9,072	120,204
		5,684,953
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (I)	14,346	94,827
Atlas Air Worldwide Holdings, Inc. (I)	6,672	291,967
Echo Global Logistics, Inc. (I)	5,333	103,940
Forward Air Corp.	7,856	300,728
Hub Group, Inc., Class A (I)	9,896	360,412
Pacer International, Inc. (I)	9,663	60,974
Park-Ohio Holdings Corp. (I)	2,511	82,813
UTi Worldwide, Inc.	23,966	394,720

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air Freight & Logistics (continued)
XPO Logistics, Inc. (I)(L)	4,843	$87,610
		1,777,991
Airlines - 0.6%
Allegiant Travel Company (L)	3,800	402,762
Hawaiian Holdings, Inc. (I)(L)	13,622	83,230
JetBlue Airways Corp. (I)(L)	59,457	374,579
Republic Airways Holdings, Inc. (I)	12,914	146,316
SkyWest, Inc.	13,964	189,073
Spirit Airlines, Inc. (I)	15,721	499,456
US Airways Group, Inc. (I)(L)	42,054	690,527
		2,385,943
Building Products - 0.7%
AAON, Inc.	4,917	162,654
American Woodmark Corp. (I)	2,606	90,428
Apogee Enterprises, Inc.	7,544	181,056
Builders FirstSource, Inc. (I)	12,226	73,111
Gibraltar Industries, Inc. (I)	8,355	121,649
Griffon Corp.	12,272	138,060
Insteel Industries, Inc.	4,847	84,919
NCI Building Systems, Inc. (I)	6,319	96,618
Nortek, Inc. (I)	2,394	154,245
Patrick Industries, Inc. (I)	1,990	42,586
PGT, Inc. (I)	9,442	81,862
Quanex Building Products Corp. (L)	9,898	166,682
Simpson Manufacturing Company, Inc. (L)	10,623	312,529
Trex Company, Inc. (I)	4,543	215,747
Universal Forest Products, Inc.	5,341	213,213
USG Corp. (I)(L)	19,664	453,255
		2,588,614
Commercial Services & Supplies - 2.0%
A.T. Cross Company, Class A (I)	2,826	47,901
ABM Industries, Inc.	14,331	351,253
ACCO Brands Corp. (I)	30,467	193,770
Acorn Energy, Inc. (L)	5,983	50,497
ARC Document Solutions, Inc. (I)	11,351	45,404
Casella Waste Systems, Inc., Class A (I)	10,778	46,453
CECO Environmental Corp.	3,325	40,898
Cenveo, Inc. (I)(L)	22,508	47,942
Consolidated Graphics, Inc. (I)	1,984	93,268
Courier Corp.	3,423	48,880
Deluxe Corp. (L)	12,938	448,302
EnerNOC, Inc. (I)(L)	6,983	92,595
Ennis, Inc.	6,925	119,733
G&K Services, Inc., Class A	5,011	238,524
Healthcare Services Group, Inc. (L)	17,966	440,526
Heritage-Crystal Clean, Inc. (I)(L)	3,533	51,617
Herman Miller, Inc.	15,534	420,505
HNI Corp.	11,562	417,041
InnerWorkings, Inc. (I)(L)	12,008	130,287
Interface, Inc.	15,642	265,445
Kimball International, Inc., Class B	9,275	90,060
Knoll, Inc.	12,932	183,764
McGrath RentCorp. (L)	6,351	216,950
Mine Safety Appliances Company	7,303	339,955
Mobile Mini, Inc. (I)	10,203	338,229
Multi-Color Corp.	3,395	103,004
Performant Financial Corp. (I)	6,208	71,951
Quad/Graphics, Inc. (L)	6,696	161,374
Schawk, Inc.	3,219	42,265
Standard Parking Corp. (I)	4,532	97,257
Steelcase, Inc., Class A	21,655	315,730

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Team, Inc. (I)	5,312	$201,059
Tetra Tech, Inc. (I)	16,711	392,876
The Brink’s Company	12,602	321,477
TMS International Corp., Class A	3,623	53,729
UniFirst Corp.	3,627	330,964
United Stationers, Inc. (L)	10,256	344,089
US Ecology, Inc.	5,043	138,380
Viad Corp.	5,516	135,252
		7,469,206
Construction & Engineering - 0.9%
Aegion Corp. (I)(L)	9,694	218,212
Ameresco, Inc., Class A (I)	5,721	51,546
Argan, Inc.	4,077	63,601
Comfort Systems USA, Inc.	10,105	150,767
Dycom Industries, Inc. (I)	8,303	192,131
EMCOR Group, Inc.	17,201	699,221
Furmanite Corp. (I)	10,788	72,172
Granite Construction, Inc.	9,714	289,089
Great Lakes Dredge & Dock Corp.	15,660	122,461
Layne Christensen Company (I)(L)	5,699	111,187
MasTec, Inc. (I)(L)	15,441	508,009
Michael Baker Corp.	2,443	66,230
MYR Group, Inc. (I)	5,456	106,119
Northwest Pipe Company (I)	2,827	78,873
Orion Marine Group, Inc. (I)	7,728	93,432
Pike Electric Corp.	7,038	86,567
Primoris Services Corp.	9,295	183,297
Sterling Construction Company, Inc. (I)	5,338	48,362
Tutor Perini Corp. (I)(L)	9,542	172,615
		3,313,891
Electrical Equipment - 1.5%
Acuity Brands, Inc.	10,954	827,246
AZZ, Inc.	6,709	258,699
Belden, Inc.	11,345	566,456
Brady Corp., Class A	11,947	367,131
Capstone Turbine Corp. (I)(L)	83,247	97,399
Coleman Cable, Inc.	2,836	51,218
Encore Wire Corp.	5,242	178,752
EnerSys, Inc. (L)	12,265	601,476
Franklin Electric Company, Inc. (L)	12,405	417,428
FuelCell Energy, Inc. (I)(L)	43,894	55,745
Generac Holdings, Inc.	13,031	482,277
General Cable Corp.	12,777	392,893
Global Power Equipment Group, Inc.	4,723	76,135
GrafTech International, Ltd. (I)	30,588	222,681
II-VI, Inc. (I)(L)	13,072	212,551
LSI Industries, Inc.	5,594	45,255
Polypore International, Inc. (I)	12,127	488,718
Powell Industries, Inc. (I)	2,456	126,852
PowerSecure International, Inc. (I)	5,283	79,403
Preformed Line Products Company	757	50,197
Thermon Group Holdings, Inc. (I)	7,332	149,573
		5,748,085
Industrial Conglomerates - 0.1%
Raven Industries, Inc. (L)	9,731	291,735
Machinery - 3.2%
Accuride Corp. (I)(L)	13,399	67,799
Actuant Corp., Class A (L)	18,587	612,813
Alamo Group, Inc.	1,922	78,456
Albany International Corp., Class A	7,403	244,151
Altra Holdings, Inc.	7,285	199,463

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
American Railcar Industries, Inc. (L)	2,566	$85,987
Ampco-Pittsburgh Corp. (L)	2,048	38,441
Astec Industries, Inc.	4,844	166,101
Barnes Group, Inc.	13,757	412,572
Blount International, Inc. (I)	13,340	157,679
Briggs & Stratton Corp. (L)	12,855	254,529
Chart Industries, Inc. (I)(L)	7,953	748,298
CIRCOR International, Inc.	4,695	238,788
CLARCOR, Inc.	12,448	649,910
Columbus McKinnon Corp. (I)	5,221	111,312
Commercial Vehicle Group, Inc. (I)	6,930	51,698
Douglas Dynamics, Inc.	6,125	79,503
Dynamic Materials Corp.	3,687	60,872
Energy Recovery, Inc. (I)(L)	13,239	54,677
EnPro Industries, Inc. (I)(L)	5,475	277,911
ESCO Technologies, Inc.	7,137	231,096
Federal Signal Corp. (I)	16,557	144,874
Flow International Corp. (I)	16,122	59,490
FreightCar America, Inc.	3,344	56,815
Graham Corp.	3,183	95,585
Greenbrier Companies, Inc. (I)	6,812	166,008
Hardinge, Inc.	3,713	54,878
Hurco Companies, Inc.	1,840	52,937
Hyster-Yale Materials Handling, Inc.	2,680	168,277
Hyster-Yale Materials Handling, Inc., Class B	1,419	89,099
John Bean Technologies Corp.	7,841	164,739
Kadant, Inc.	3,198	96,484
Kaydon Corp. (L)	8,121	223,734
LB Foster Company, Class A	2,585	111,594
Lindsay Corp.	3,380	253,432
Lydall, Inc. (I)	4,705	68,693
Manitex International, Inc. (I)	3,721	40,745
Meritor, Inc. (I)	25,521	179,923
Met-Pro Corp.	4,901	65,869
Middleby Corp. (I)(L)	4,826	820,854
Miller Industries, Inc. (L)	3,157	48,555
Mueller Industries, Inc.	7,273	366,777
Mueller Water Products, Inc., Class A	41,358	285,784
NN, Inc. (L)	5,651	64,478
PMFG, Inc. (I)(L)	6,070	42,004
Proto Labs, Inc. (I)(L)	4,471	290,481
RBC Bearings, Inc. (I)	5,994	311,388
Rexnord Corp. (I)	7,768	130,891
Standex International Corp.	3,067	161,784
Sun Hydraulics Corp.	5,555	173,760
Tecumseh Products Company, Class A (I)	4,916	53,732
Tennant Company	4,626	223,297
The ExOne Company (I)(L)	1,673	103,258
The Gorman-Rupp Company	3,780	120,355
Titan International, Inc. (L)	14,246	240,330
Trimas Corp. (I)	10,284	383,388
Twin Disc, Inc. (L)	2,389	56,619
Wabash National Corp. (I)(L)	18,268	185,968
Watts Water Technologies, Inc., Class A	7,378	334,519
Woodward, Inc. (L)	17,698	707,920
		12,021,374
Marine - 0.1%
Genco Shipping & Trading, Ltd. (I)	9,132	14,885
Matson, Inc.	11,369	284,225
		299,110
Professional Services - 1.3%
Acacia Research Corp.	13,298	297,210

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional Services (continued)
Barrett Business Services, Inc.	1,863	$97,267
CBIZ, Inc. (I)(L)	10,725	71,965
CDI Corp.	3,798	53,780
CRA International, Inc. (I)	2,327	42,980
Exponent, Inc.	3,364	198,846
Franklin Covey Company (I)	2,607	35,090
FTI Consulting, Inc. (I)	10,409	342,352
GP Strategies Corp. (I)	4,281	101,973
Heidrick & Struggles International, Inc.	4,932	82,463
Huron Consulting Group, Inc. (I)	6,220	287,613
ICF International, Inc. (I)	4,926	155,218
Insperity, Inc.	5,475	165,893
Kelly Services, Inc., Class A	6,160	107,615
Kforce, Inc.	7,612	111,135
Korn/Ferry International (I)	12,719	238,354
Mistras Group, Inc. (I)	4,264	74,961
Navigant Consulting Company (I)	12,710	152,520
Odyssey Marine Exploration, Inc. (I)(L)	26,942	79,748
On Assignment, Inc. (I)	12,149	324,621
Pendrell Corp. (I)	43,962	115,180
Resources Connection, Inc.	10,496	121,754
RPX Corp. (I)	8,668	145,622
The Advisory Board Company (I)(L)	9,178	501,578
The Corporate Executive Board Company	8,642	546,347
The Dolan Company (I)	9,083	14,805
TrueBlue, Inc. (I)	10,746	226,203
VSE Corp.	1,215	49,900
WageWorks, Inc. (I)	6,559	225,958
		4,968,951
Road & Rail - 0.5%
Arkansas Best Corp. (L)	6,767	155,303
Celadon Group, Inc.	5,860	106,945
Heartland Express, Inc. (L)	11,699	162,265
Knight Transportation, Inc.	15,252	256,539
Marten Transport, Ltd.	6,163	96,574
Quality Distribution, Inc. (I)	6,216	54,949
Roadrunner Transportation Systems, Inc. (I)	4,914	136,806
Saia, Inc. (I)	6,322	189,470
Swift Transportation Company (I)	22,281	368,528
Universal Truckload Services, Inc. (I)	1,495	36,044
Werner Enterprises, Inc. (L)	11,550	279,164
		1,842,587
Trading Companies & Distributors - 0.9%
Aceto Corp.	7,390	102,943
Aircastle, Ltd.	17,385	277,986
Applied Industrial Technologies, Inc. (L)	10,642	514,328
Beacon Roofing Supply, Inc. (I)(L)	12,429	470,811
CAI International, Inc. (I)	4,773	112,500
DXP Enterprises, Inc. (I)	2,563	170,696
H&E Equipment Services, Inc.	7,697	162,176
Houston Wire & Cable Company	5,864	81,158
Kaman Corp. (L)	7,215	249,350
Rush Enterprises, Inc., Class A (I)(L)	8,979	222,230
TAL International Group, Inc. (I)(L)	8,686	378,449
Textainer Group Holdings, Ltd.	5,402	207,653
Titan Machinery, Inc. (I)(L)	4,562	89,552
Watsco, Inc. (L)	6,514	546,915
		3,586,747
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (I)	10,771	200,017
		52,179,204

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information Technology - 16.8%
Communications Equipment - 1.9%
ADTRAN, Inc.	15,460	$380,471
Alliance Fiber Optic Products Inc	1,788	39,121
Ambient Corp. (I)	3,910	9,228
Anaren, Inc. (I)	3,367	77,239
ARRIS Group, Inc. (I)	29,869	428,620
Aruba Networks, Inc. (I)(L)	29,720	456,499
Aviat Networks, Inc. (I)	16,681	43,704
Bel Fuse, Inc., Class B	2,908	39,113
Black Box Corp. (L)	4,410	111,661
CalAmp Corp. (I)	9,602	140,189
Calix, Inc. (I)	10,494	105,989
Ciena Corp. (I)(L)	26,367	512,047
Comtech Telecommunications Corp. (L)	4,457	119,849
Digi International, Inc. (I)	7,126	66,771
Emulex Corp. (I)	23,436	152,803
Extreme Networks, Inc. (I)	25,314	87,333
Finisar Corp. (I)(L)	24,330	412,394
Globecomm Systems, Inc. (I)	6,275	79,316
Harmonic, Inc. (I)	28,773	182,709
Infinera Corp. (I)(L)	30,995	330,717
InterDigital, Inc. (L)	10,835	483,783
Ixia (I)	11,206	206,190
KVH Industries, Inc. (I)	4,886	65,033
NETGEAR, Inc. (I)(L)	10,145	309,828
Numerex Corp., Class A (I)	3,797	42,375
Oplink Communications, Inc. (I)	5,512	95,743
Parkervision, Inc. (I)(L)	25,783	117,313
PC-Tel, Inc.	6,155	52,194
Plantronics, Inc.	11,262	494,627
Procera Networks, Inc. (I)(L)	5,857	80,417
Ruckus Wireless, Inc. (I)(L)	11,745	150,453
ShoreTel, Inc. (I)	18,284	73,685
Sonus Networks, Inc. (I)	57,023	171,639
Symmetricom, Inc. (I)	11,383	51,110
Tellabs, Inc.	88,267	174,769
Tessco Technologies, Inc.	1,617	42,689
Ubiquiti Networks, Inc.	4,097	71,861
ViaSat, Inc. (I)(L)	10,273	734,109
		7,193,591
Computers & Peripherals - 0.6%
Avid Technology, Inc. (I)	8,165	48,010
Cray, Inc. (I)	10,490	206,024
Datalink Corp. (I)	4,874	51,859
Electronics for Imaging, Inc. (I)	11,834	334,784
Fusion-io, Inc. (I)	20,008	284,914
Imation Corp. (I)	9,431	39,893
Immersion Corp. (I)(L)	8,009	106,119
Intermec, Inc. (I)(L)	15,683	154,164
QLogic Corp. (I)	22,500	215,100
Quantum Corp. (I)	63,101	86,448
Silicon Graphics International Corp. (I)	8,381	112,138
STEC, Inc. (I)(L)	9,157	61,535
Super Micro Computer, Inc. (I)	9,325	99,218
Synaptics, Inc. (I)(L)	8,419	324,637
		2,124,843
Electronic Equipment, Instruments & Components - 2.3%
Aeroflex Holding Corp. (I)	5,810	45,841
Agilysys, Inc. (I)	4,075	46,007
Anixter International, Inc. (I)	6,876	521,270
Audience, Inc. (I)	3,225	42,602
Badger Meter, Inc.	3,859	171,918

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Benchmark Electronics, Inc. (I)	13,879	$278,968
Checkpoint Systems, Inc. (I)	10,759	152,670
Cognex Corp.	11,349	513,202
Coherent, Inc.	6,305	347,216
CTS Corp.	9,558	130,371
Daktronics, Inc.	9,591	98,404
DTS, Inc. (I)	4,884	100,513
Electro Rent Corp.	5,287	88,769
Electro Scientific Industries, Inc.	6,094	65,571
Fabrinet (I)	7,667	107,338
FARO Technologies, Inc. (I)	4,572	154,625
FEI Company	10,013	730,849
GSI Group, Inc. (I)	7,672	61,683
Insight Enterprises, Inc. (I)	10,971	194,626
InvenSense, Inc. (I)	15,075	231,854
Itron, Inc. (I)	10,199	432,769
KEMET Corp. (I)	11,777	48,403
Littelfuse, Inc.	5,765	430,127
Maxwell Technologies, Inc. (I)(L)	8,058	57,615
Measurement Specialties, Inc. (I)	3,999	186,073
Mercury Computer Systems, Inc. (I)	8,487	78,250
Mesa Laboratories, Inc.	1,090	59,002
Methode Electronics, Inc.	9,842	167,412
MTS Systems Corp.	3,954	223,796
Neonode, Inc. (I)	6,698	39,853
Newport Corp. (I)	10,330	143,897
OSI Systems, Inc. (I)	5,294	341,039
Park Electrochemical Corp.	5,342	128,261
PC Connection, Inc.	2,484	38,378
Plexus Corp. (I)	8,821	263,660
Power-One, Inc. (I)	17,880	113,002
RealD, Inc. (I)(L)	11,283	156,834
Rofin-Sinar Technologies, Inc. (I)(L)	6,908	172,286
Rogers Corp. (I)	4,350	205,842
Sanmina Corp. (I)	21,841	313,418
ScanSource, Inc. (I)	6,969	223,008
SYNNEX Corp. (I)(L)	6,553	277,061
TTM Technologies, Inc. (I)	14,981	125,840
Uni-Pixel, Inc. (I)	2,930	43,100
Universal Display Corp. (I)(L)	10,589	297,657
Vishay Precision Group, Inc. (I)	3,501	53,005
Zygo Corp. (I)	4,510	71,303
		8,775,188
Internet Software & Services - 2.8%
Angie’s List, Inc. (I)(L)	11,275	299,351
Bankrate, Inc. (I)(L)	12,162	174,646
Bazaarvoice, Inc. (I)	13,874	130,693
Blucora, Inc. (I)(L)	10,851	201,178
Brightcove, Inc. (I)	8,563	75,012
Carbonite, Inc. (I)(L)	4,711	58,369
comScore, Inc. (I)	10,147	247,485
Constant Contact, Inc. (I)(L)	8,070	129,685
Cornerstone OnDemand, Inc. (I)	10,825	468,614
CoStar Group, Inc. (I)	7,353	949,052
Dealertrack Technologies, Inc. (I)	11,412	404,327
Demand Media, Inc. (I)	11,613	69,678
Demandware, Inc. (I)	4,494	190,591
Dice Holdings, Inc. (I)(L)	11,798	108,660
Digital River, Inc. (I)	9,455	177,470
E2open, Inc. (I)	4,286	75,005
EarthLink, Inc.	28,941	179,724
Egain Corp. (I)	5,060	48,323

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Envestnet, Inc. (I)	6,452	$158,719
ExactTarget, Inc. (I)	11,507	388,016
Global Eagle Entertainment, Inc. (I)	6,879	70,372
Internap Network Services Corp. (I)	14,252	117,864
IntraLinks Holdings, Inc. (I)	10,184	73,936
j2 Global, Inc. (L)	12,359	525,381
Keynote Systems, Inc.	4,220	83,387
Limelight Networks, Inc. (I)	17,490	39,353
Liquidity Services, Inc. (I)(L)	6,333	219,565
LivePerson, Inc. (I)	15,033	134,621
LogMeIn, Inc. (I)	6,590	161,191
Marchex, Inc., Class B	7,354	44,271
Market Leader, Inc. (I)	6,758	72,311
Millennial Media, Inc. (I)(L)	10,152	88,424
Monster Worldwide, Inc. (I)(L)	29,368	144,197
Move, Inc. (I)	10,580	135,636
NIC, Inc. (L)	17,352	286,829
OpenTable, Inc. (I)	6,015	384,659
Perficient, Inc. (I)	9,858	131,506
QuinStreet, Inc. (I)	9,854	85,040
RealNetworks, Inc. (I)	8,635	65,281
Responsys, Inc. (I)	10,599	151,672
SciQuest, Inc. (I)	6,076	152,204
Shutterstock, Inc. (I)	2,004	111,783
Spark Networks, Inc. (I)	6,266	52,008
SPS Commerce, Inc. (I)	4,003	220,165
Stamps.com, Inc. (I)(L)	3,412	134,399
support.com, Inc. (I)	13,626	62,271
The Active Network, Inc. (I)(L)	14,824	112,218
Travelzoo, Inc. (I)	2,795	76,192
Trulia, Inc. (I)(L)	6,499	202,054
United Online, Inc.	26,384	199,991
Unwired Planet, Inc. (I)	23,365	45,562
ValueClick, Inc. (I)	20,041	494,612
VistaPrint NV (I)	8,492	419,250
Vocus, Inc. (I)	5,619	59,112
Web.com Group, Inc. (I)(L)	9,576	245,146
WebMD Health Corp. (I)	9,450	277,547
XO Group, Inc. (I)	7,217	80,830
Xoom Corp. (I)(L)	2,095	48,017
Yelp, Inc. (I)(L)	2,266	78,789
Zillow, Inc., Class A (I)	960	54,048
Zix Corp. (I)	17,759	75,121
		10,751,413
IT Services - 1.9%
Acxiom Corp. (I)	19,126	433,778
Blackhawk Network Holdings Inc (I)	3,435	79,245
CACI International, Inc., Class A (I)(L)	5,769	366,274
Cardtronics, Inc. (I)	11,914	328,826
Cass Information Systems, Inc. (L)	2,691	124,055
CIBER, Inc. (I)	20,410	68,169
Computer Task Group, Inc.	4,162	95,601
Convergys Corp. (L)	26,686	465,137
CSG Systems International, Inc.	8,432	182,974
EPAM Systems, Inc. (I)	5,691	154,681
Euronet Worldwide, Inc. (I)(L)	12,917	411,536
Evertec Inc (I)	7,924	176,230
ExlService Holdings, Inc. (I)	8,512	251,615
Forrester Research, Inc.	3,277	120,233
Global Cash Access Holdings, Inc. (I)	18,451	115,503
Heartland Payment Systems, Inc. (L)	9,513	354,359
Higher One Holdings, Inc. (I)	8,015	93,295
iGATE Corp. (I)	9,704	159,340

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT Services (continued)
Lionbridge Technologies, Inc. (I)	15,895	$46,096
ManTech International Corp., Class A (L)	6,251	163,276
MAXIMUS, Inc.	8,734	650,508
MoneyGram International, Inc. (I)	5,917	134,020
PRGX Global, Inc. (I)	6,295	34,560
Sapient Corp. (I)(L)	28,387	370,734
ServiceSource International, Inc. (I)(L)	16,683	155,486
Sykes Enterprises, Inc. (I)	9,587	151,091
Syntel, Inc.	3,840	241,421
TeleTech Holdings, Inc. (I)	5,107	119,657
The Hackett Group, Inc.	8,624	44,759
Unisys Corp. (I)(L)	11,835	261,198
Virtusa Corp. (I)	5,146	114,035
WEX, Inc. (I)(L)	9,986	765,926
		7,233,618
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (I)	10,658	185,556
Ambarella, Inc. (I)	5,197	87,466
Amkor Technology, Inc. (I)(L)	15,171	63,870
ANADIGICS, Inc. (I)	23,489	51,676
Applied Micro Circuits Corp. (I)	17,158	150,990
ATMI, Inc. (I)	7,852	185,700
Axcelis Technologies, Inc. (I)	31,923	58,100
Brooks Automation, Inc.	17,522	170,489
Cabot Microelectronics Corp. (I)(L)	5,923	195,518
Cavium, Inc. (I)	13,190	466,530
Ceva, Inc. (I)	6,170	119,451
Cirrus Logic, Inc. (I)(L)	16,114	279,739
Cohu, Inc.	6,496	81,200
Cypress Semiconductor Corp. (I)	38,590	414,071
Diodes, Inc. (I)	9,631	250,117
DSP Group, Inc. (I)	5,816	48,331
Entegris, Inc. (I)	36,720	344,801
Entropic Communications, Inc. (I)(L)	23,227	99,179
Exar Corp. (I)	10,199	109,843
FormFactor, Inc. (I)	13,648	92,124
GT Advanced Technologies, Inc. (I)(L)	31,496	130,708
Hittite Microwave Corp. (I)	8,035	466,030
Inphi Corp. (I)	7,739	85,129
Integrated Device Technology, Inc. (I)	34,543	274,271
Integrated Silicon Solution, Inc. (I)	6,833	74,890
Intermolecular, Inc. (I)	6,045	43,947
International Rectifier Corp. (I)	17,394	364,230
Intersil Corp., Class A	31,599	247,104
IXYS Corp.	6,500	71,890
Kopin Corp. (I)	19,877	73,744
Lattice Semiconductor Corp. (I)	31,748	160,962
LTX-Credence Corp. (I)	13,225	79,218
M/A-COM Technology
Solutions Holdings, Inc. (I)	3,257	47,552
MaxLinear, Inc., Class A (I)	7,367	51,569
Micrel, Inc.	11,206	110,715
Microsemi Corp. (I)	23,697	539,107
Mindspeed Technologies, Inc. (I)(L)	10,398	33,690
MKS Instruments, Inc.	13,253	351,735
Monolithic Power Systems, Inc. (L)	9,685	233,505
MoSys, Inc. (I)	15,641	62,877
Nanometrics, Inc. (I)(L)	6,281	92,142
NeoPhotonics Corp. (I)	5,319	46,222
NVE Corp. (I)	1,325	62,037
OmniVision Technologies, Inc. (I)(L)	14,158	264,047
PDF Solutions, Inc. (I)	6,424	118,394
Peregrine Semiconductor Corp. (I)	7,581	82,709

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Pericom Semiconductor Corp. (I)	6,588	$46,907
Photronics, Inc. (I)(L)	16,355	131,821
PLX Technology, Inc. (I)	11,788	56,111
PMC-Sierra, Inc. (I)	53,851	341,954
Power Integrations, Inc.	7,608	308,580
Rambus, Inc. (I)	30,183	259,272
RF Micro Devices, Inc. (I)	74,119	396,537
Rubicon Technology, Inc. (I)(L)	4,989	39,962
Rudolph Technologies, Inc. (I)(L)	8,833	98,930
Semtech Corp. (I)	17,357	608,016
Sigma Designs, Inc. (I)	8,669	43,778
Silicon Image, Inc. (I)	19,179	112,197
Spansion, Inc., Class A (I)	11,521	144,243
SunEdison, Inc. (I)	59,438	485,608
SunPower Corp. (I)(L)	10,799	223,539
Supertex, Inc.	3,010	71,969
Tessera Technologies, Inc.	13,904	289,203
TriQuint Semiconductor, Inc. (I)	42,672	295,717
Ultra Clean Holdings (I)	7,334	44,371
Ultratech, Inc. (I)	7,478	274,592
Veeco Instruments, Inc. (I)(L)	10,336	366,101
Volterra Semiconductor Corp. (I)	6,729	95,013
		12,357,596
Software - 4.0%
Accelrys, Inc. (I)	15,543	130,561
ACI Worldwide, Inc. (I)	10,157	472,097
Actuate Corp. (I)	13,598	90,291
Advent Software, Inc.	8,515	298,536
American Software, Inc., Class A	6,982	60,674
Aspen Technology, Inc. (I)	24,122	694,472
AVG Technologies NV (I)(L)	6,187	120,337
Blackbaud, Inc.	11,597	377,714
Bottomline Technologies, Inc. (I)(L)	10,193	257,781
BroadSoft, Inc. (I)(L)	7,417	204,709
Callidus Software, Inc. (I)(L)	10,382	68,417
CommVault Systems, Inc. (I)	12,084	917,055
Comverse, Inc. (I)	6,041	179,780
Digimarc Corp.	1,695	35,205
Ebix, Inc.	7,588	70,265
Ellie Mae, Inc. (I)	6,704	154,728
EPIQ Systems, Inc.	8,593	115,748
ePlus, Inc.	1,075	64,382
Fair Isaac Corp.	9,161	419,849
FleetMatics Group PLC (I)	4,560	151,529
Glu Mobile Inc. (I)(L)	15,477	34,049
Guidance Software, Inc. (I)	6,031	52,711
Guidewire Software, Inc. (I)	10,948	460,363
Imperva, Inc. (I)	5,386	242,585
Infoblox, Inc. (I)	13,199	386,203
Interactive Intelligence Group (I)	3,961	204,388
Jive Software, Inc. (I)(L)	10,666	193,801
Manhattan Associates, Inc. (I)	4,943	381,402
Mentor Graphics Corp.	24,856	485,935
MicroStrategy, Inc., Class A (I)	2,307	200,617
Mitek Systems, Inc. (I)	6,866	39,685
Model N, Inc. (I)	2,586	59,659
Monotype Imaging Holdings, Inc.	9,842	250,085
Netscout Systems, Inc. (I)	9,192	214,541
Pegasystems, Inc.	4,581	151,723
Progress Software Corp. (I)(L)	13,999	322,117
Proofpoint, Inc. (I)	5,867	142,157
PROS Holdings, Inc. (I)	5,765	172,662
PTC, Inc. (I)	30,535	749,024

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
QLIK Technologies, Inc. (I)	22,803	$644,641
Qualys, Inc. (I)	4,606	74,249
Rally Software Development Corp. (I)	2,260	56,274
RealPage, Inc. (I)	12,257	224,793
Rosetta Stone, Inc. (I)	3,088	45,517
Seachange International, Inc. (I)(L)	9,408	110,168
Silver Spring Networks, Inc. (I)	1,840	45,890
Sourcefire, Inc. (I)(L)	8,192	455,066
SS&C Technologies Holdings, Inc. (I)	14,971	492,546
Synchronoss Technologies, Inc. (I)(L)	7,444	229,796
Take-Two Interactive Software, Inc. (I)	20,913	313,068
Tangoe, Inc. (I)(L)	7,848	121,095
TiVo, Inc. (I)	33,340	368,407
Tyler Technologies, Inc. (I)	8,257	566,017
Ultimate Software Group, Inc. (I)	7,232	848,241
VASCO Data Security International, Inc. (I)	7,777	64,627
Verint Systems, Inc. (I)	13,497	478,739
VirnetX Holding Corp. (I)(L)	11,253	224,947
Vringo, Inc. (I)	20,445	64,811
		15,056,729
		63,492,978
Materials - 4.8%
Chemicals - 2.2%
A. Schulman, Inc.	7,900	211,878
ADA-ES, Inc. (I)	2,576	108,501
American Pacific Corp. (I)	1,748	49,556
American Vanguard Corp.	7,492	175,538
Arabian American Development Company (I)	6,163	53,618
Axiall Corp.	18,059	768,952
Balchem Corp.	7,839	350,795
Calgon Carbon Corp. (I)(L)	14,500	241,860
Chemtura Corp. (I)	25,433	516,290
Ferro Corp. (I)	19,576	136,053
Flotek Industries, Inc. (I)	12,181	218,527
FutureFuel Corp.	6,481	91,836
H.B. Fuller Company	12,793	483,703
Hawkins, Inc. (L)	2,453	96,624
Innophos Holdings, Inc.	5,854	276,133
Innospec, Inc.	6,147	246,986
Intrepid Potash, Inc.	14,332	273,025
KMG Chemicals, Inc.	2,124	44,816
Koppers Holdings, Inc.	5,572	212,739
Kraton Performance Polymers, Inc. (I)	8,772	185,966
Landec Corp. (I)	6,863	90,660
LSB Industries, Inc. (I)	5,109	155,365
Minerals Technologies, Inc.	8,992	371,729
Olin Corp.	20,448	489,116
OM Group, Inc. (I)	8,136	251,565
OMNOVA Solutions, Inc. (I)	12,494	100,077
PolyOne Corp.	25,695	636,722
Quaker Chemical Corp.	3,463	214,741
Sensient Technologies Corp.	12,817	518,704
Stepan Company	4,760	264,704
Taminco Corp. (I)	4,227	86,738
Tredegar Corp.	6,484	166,639
Zep, Inc.	5,923	93,761
Zoltek Companies, Inc. (I)	7,671	99,033
		8,282,950
Construction Materials - 0.2%
Headwaters, Inc. (I)	19,385	171,363
Texas Industries, Inc. (I)	5,643	367,585

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction Materials (continued)
US Concrete, Inc. (I)	4,006	$64,697
		603,645
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	1,121	83,391
Berry Plastics Group, Inc. (I)	14,611	322,465
Boise, Inc.	27,012	230,682
Graphic Packaging Holding Company (I)	53,949	417,565
Myers Industries, Inc.	7,737	116,132
		1,170,235
Metals & Mining - 1.3%
A. M. Castle & Company (I)(L)	4,380	69,029
AK Steel Holding Corp. (I)(L)	35,845	108,969
Allied Nevada Gold Corp. (I)	27,027	175,135
AMCOL International Corp. (L)	7,501	237,707
Century Aluminum Company (I)	14,229	132,045
Coeur d’Alene Mines Corp. (I)	25,536	339,629
Commercial Metals Company	30,122	444,902
Globe Specialty Metals, Inc.	16,754	182,116
Gold Resource Corp. (L)	10,408	90,654
Golden Minerals Company (I)(L)	9,081	12,350
Haynes International, Inc.	3,355	160,604
Hecla Mining Company (L)	84,626	252,185
Horsehead Holding Corp. (I)	12,273	157,217
Kaiser Aluminum Corp. (L)	4,870	301,648
Materion Corp.	5,478	148,399
Molycorp, Inc. (I)	33,417	207,185
Olympic Steel, Inc. (L)	2,821	69,115
Paramount Gold and Silver Corp. (I)	51,462	61,240
RTI International Metals, Inc. (I)(L)	8,065	223,481
Schnitzer Steel Industries, Inc., Class A (L)	6,675	156,062
Stillwater Mining Company (I)(L)	30,909	331,963
SunCoke Energy, Inc. (I)	18,852	264,305
U.S. Silica Holdings, Inc. (L)	5,765	119,797
Universal Stainless & Alloy (I)	1,835	54,096
US Antimony Corp. (I)(L)	14,304	15,877
Walter Energy, Inc.	16,857	175,313
Worthington Industries, Inc.	13,841	438,898
		4,929,921
Paper & Forest Products - 0.8%
Boise Cascade Company (I)	3,582	91,019
Buckeye Technologies, Inc.	10,015	370,956
Clearwater Paper Corp. (I)	5,727	269,513
Deltic Timber Corp. (L)	3,070	177,507
KapStone Paper and Packaging Corp.	10,750	431,935
Louisiana-Pacific Corp. (I)	36,414	538,563
Neenah Paper, Inc.	4,479	142,298
P.H. Glatfelter Company	10,693	268,394
Resolute Forest Products, Inc. (I)	17,538	230,975
Schweitzer-Mauduit International, Inc.	7,920	395,050
Wausau Paper Corp.	11,700	133,380
		3,049,590
		18,036,341
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (I)(L)	19,422	160,037
Atlantic Tele-Network, Inc.	2,427	120,525
Cbeyond, Inc. (I)	8,004	62,751
Cincinnati Bell, Inc. (I)(L)	53,021	162,244
Cogent Communications Group, Inc.	12,625	355,394

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Consolidated
Communications Holdings, Inc. (L)	10,595	$184,459
Fairpoint Communications, Inc. (I)(L)	6,377	53,248
General Communication, Inc., Class A (I)	7,517	58,858
Hawaiian Telcom Holdco, Inc. (I)(L)	2,115	53,213
HickoryTech Corp.	3,915	41,616
IDT Corp., Class B (I)	4,361	81,507
inContact, Inc. (I)	14,662	120,522
Inteliquent, Inc.	8,614	49,531
Iridium Communications, Inc. (I)	17,061	132,393
Lumos Networks Corp.	4,379	74,881
magicJack VocalTec, Ltd. (I)(L)	5,118	72,624
ORBCOMM, Inc. (I)	10,599	47,590
Premiere Global Services, Inc. (I)	12,098	146,023
Primus Telecommunications Group, Inc.	4,206	50,220
Towerstream Corp. (I)	25,152	64,138
Vonage Holdings Corp. (I)	39,586	112,028
		2,203,802
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (I)(L)	7,020	43,594
Leap Wireless International, Inc. (I)(L)	14,224	95,728
NII Holdings, Inc. (I)	45,069	300,610
NTELOS Holdings Corp.	4,798	78,975
Shenandoah Telecommunications Company (L)	6,511	108,603
USA Mobility, Inc.	6,265	85,016
		712,526
		2,916,328
Utilities - 3.2%
Electric Utilities - 1.4%
ALLETE, Inc.	10,506	523,724
Cleco Corp.	15,451	717,390
El Paso Electric Company	10,389	366,836
IDACORP, Inc.	12,634	603,400
MGE Energy, Inc.	5,779	316,458
Otter Tail Corp.	9,565	271,646
PNM Resources, Inc.	20,393	452,521
Portland General Electric Company (L)	19,191	587,053
The Empire District Electric Company	11,369	253,642
UIL Holdings Corp.	13,437	513,965
Unitil Corp.	4,233	122,249
UNS Energy Corp.	10,597	474,004
		5,202,888
Gas Utilities - 0.9%
Chesapeake Utilities Corp.	2,718	139,950
New Jersey Resources Corp.	10,500	436,065
Northwest Natural Gas Company	7,221	306,748
Piedmont Natural Gas Company, Inc. (L)	19,114	644,906
South Jersey Industries, Inc.	8,390	481,670
Southwest Gas Corp.	11,634	544,355
The Laclede Group, Inc. (L)	8,240	376,238
WGL Holdings, Inc.	12,968	560,477
		3,490,409
Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp. (L)	31,999	126,076
Dynegy, Inc. (I)	25,960	585,398
Genie Energy, Ltd., B Shares (I)	3,538	32,373
Ormat Technologies, Inc.	4,882	114,825
		858,672

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.4%
Avista Corp.	15,684	$423,782
Black Hills Corp.	11,656	568,230
NorthWestern Corp.	9,747	388,905
		1,380,917
Water Utilities - 0.3%
American States Water Company	4,888	262,339
Artesian Resources Corp., Class A	2,657	59,198
California Water Service Group	12,280	239,583
Connecticut Water Service, Inc. (L)	3,628	104,124
Consolidated Water Company, Ltd.	5,301	60,590
Middlesex Water Company	4,059	80,855
SJW Corp. (L)	4,590	120,258
York Water Company	4,400	83,732
		1,010,679
		11,943,565
TOTAL COMMON STOCKS (Cost $258,177,819)	$366,200,579

INVESTMENT COMPANIES - 0.0%
Financials - 0.0%
Firsthand Technology Value Fund, Inc. (I)	2,468	49,014
TOTAL INVESTMENT COMPANIES (Cost $44,438)	$49,014

RIGHTS - 0.0%
Federal-Mogul Corp. (Expiration Date:
07/09/2013; Strike Price: $9.78) (I)	4,917	836
TOTAL RIGHTS (Cost $0)	$836

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	3,128	438
TOTAL WARRANTS (Cost $0)	$438

ESCROW CERTIFICATES - 0.0%
Health Care - 0.0%
Indevus Pharmaceuticals, Inc. (I)	17,906	0
TOTAL ESCROW CERTIFICATES (Cost $0)	$0

SECURITIES LENDING COLLATERAL - 21.5%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	8,085,721	80,914,618
TOTAL SECURITIES LENDING
COLLATERAL (Cost $80,921,453)	$80,914,618

SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreement - 2.5%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $9,415,008 on 07/01/2013,
collateralized by $7,980,000 U.S. Treasury
Bonds, 4.500% due 08/15/2039 (valued at
$9,605,694, including interest)	$9,415,000	$9,415,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,415,000)	$9,415,000
Total Investments (Small Cap Index Trust)
(Cost $348,558,710) - 121.1%	$456,580,485
Other assets and liabilities, net - (21.1%)		(79,499,122)
TOTAL NET ASSETS - 100.0%		$377,081,363

Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.7%
Consumer Discretionary - 14.4%
Auto Components - 1.3%
Cooper Tire & Rubber Company	843	$27,962
Dana Holding Corp.	39,725	764,715
Federal-Mogul Corp. (I)	5,140	52,479
Fuel Systems Solutions, Inc. (I)	778	13,918
Modine Manufacturing Company (I)	6,862	74,659
Motorcar Parts of America, Inc. (I)	2,433	22,311
Quantum Fuel Systems
Technologies Worldwide, Inc. (I)	163	90
Shiloh Industries, Inc.	1,515	15,817
Spartan Motors, Inc.	7,540	46,145
Standard Motor Products, Inc.	3,972	136,398
Stoneridge, Inc. (I)	954	11,105
Superior Industries International, Inc.	4,944	85,086
TRW Automotive Holdings Corp. (I)	12,935	859,401
		2,110,086
Automobiles - 0.6%
Thor Industries, Inc. (L)	20,335	1,000,075
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,976	125,476
VOXX International Corp. (I)	1,834	22,503
Weyco Group, Inc.	506	12,751
		160,730
Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc., Class A (I)	3,168	247,326
Carriage Services, Inc.	1,797	30,459
Corinthian Colleges, Inc. (I)	1,851	4,146
Education Management Corp. (I)	372	2,091
Lincoln Educational Services Corp.	1,100	5,797
Mac-Gray Corp.	1,524	21,641
Matthews International Corp., Class A (L)	407	15,344
Regis Corp. (L)	8,945	146,877
Steiner Leisure, Ltd. (I)	300	15,858
Stewart Enterprises, Inc., Class A	723	9,464
		499,003
Hotels, Restaurants & Leisure - 3.7%
Ambassadors Group, Inc.	202	717
Ark Restaurants Corp.	64	1,359
Bally Technologies, Inc. (I)(L)	15,445	871,407
Biglari Holdings, Inc. (I)	314	128,866
Bob Evans Farms, Inc.	4,378	205,678
Boyd Gaming Corp. (I)(L)	12,417	140,312
Canterbury Park Holding Corp.	200	1,960
Carrols Restaurant Group, Inc. (I)	4,349	28,095
Churchill Downs, Inc.	2,448	193,025
Cracker Barrel Old Country Store, Inc.	8,778	830,925
DineEquity, Inc.	13,137	904,745
Dover Downs Gaming & Entertainment, Inc.	2,170	3,364
Dover Motorsports, Inc.	400	864
Frisch’s Restaurants, Inc.	257	4,796
Full House Resorts, Inc. (I)	2,390	6,453
Gaming Partners International Corp.	800	6,320
International Speedway Corp., Class A	4,386	138,027
Isle of Capri Casinos, Inc. (I)	6,889	51,668
Luby’s, Inc. (I)	6,251	52,821
Marcus Corp.	3,816	48,540
Marriott Vacations Worldwide Corp. (I)	566	24,474
Monarch Casino & Resort, Inc. (I)	1,278	21,547
MTR Gaming Group, Inc. (I)	4,193	14,047
Orient-Express Hotels, Ltd., Class A (I)	12,313	149,726
Papa John’s International, Inc. (I)	12,528	818,955

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Red Lion Hotels Corp. (I)	3,000	$18,330
Red Robin Gourmet Burgers, Inc. (I)	19,151	1,056,752
Rick’s Cabaret International, Inc. (I)	2,439	21,049
Ruby Tuesday, Inc. (I)(L)	9,400	86,762
Speedway Motorsports, Inc.	7,031	122,339
The Wendy’s Company (L)	40,088	233,713
WMS Industries, Inc. (I)	786	20,051
		6,207,687
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	2,333	36,231
Beazer Homes USA, Inc. (I)(L)	2,700	47,304
Cavco Industries, Inc. (I)	606	30,573
CSS Industries, Inc.	976	24,332
Emerson Radio Corp. (I)	4,869	8,034
Flexsteel Industries, Inc.	355	8,655
Furniture Brands International, Inc. (I)(L)	1,399	5,596
Helen of Troy, Ltd. (I)	4,013	153,979
Hooker Furniture Corp. (L)	2,555	41,544
Kid Brands, Inc. (I)	3,500	5,390
La-Z-Boy, Inc.	53,811	1,090,749
Lennar Corp., Class B	1,569	44,481
Lifetime Brands, Inc.	2,000	27,160
M/I Homes, Inc. (I)	2,195	50,397
MDC Holdings, Inc.	1,526	49,610
Meritage Homes Corp. (I)	100	4,336
NACCO Industries, Inc., Class A	1,100	63,008
Skyline Corp. (I)	1,252	4,920
Stanley Furniture Company, Inc. (I)	2,340	9,360
The Ryland Group, Inc. (L)	1,159	46,476
Universal Electronics, Inc. (I)	237	6,667
		1,758,802
Internet & Catalog Retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	4,819	29,830
dELiA*s, Inc. (I)	5,085	5,034
Gaiam, Inc., Class A (I)	3,676	16,395
Shutterfly, Inc. (I)(L)	676	37,714
		88,973
Leisure Equipment & Products - 0.1%
Callaway Golf Company	11,857	78,019
JAKKS Pacific, Inc. (L)	2,278	25,628
Johnson Outdoors, Inc., Class A (I)	200	4,980
Steinway Musical Instruments, Inc. (I)	3,066	93,298
		201,925
Media - 1.9%
AH Belo Corp., Class A	4,238	29,073
Ballantyne Strong, Inc. (I)	1,114	4,701
Beasley Broadcasting Group, Inc., Class A	502	4,207
Belo Corp., Class A	689	9,612
Digital Generation, Inc. (I)	1,400	10,318
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,595	66,588
Entercom
Communications Corp., Class A (I)(L)	882	8,326
Fisher Communications, Inc.	1,962	80,599
Gray Television, Inc. (I)	10,200	73,440
Harte-Hanks, Inc.	2,183	18,774
Journal Communications, Inc., Class A (I)	8,698	65,148
Live Nation Entertainment, Inc. (I)	10,239	158,705
Martha Stewart Living
Omnimedia, Inc., Class A (I)	2,100	5,061
Media General, Inc., Class A (I)	4,268	47,076

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Meredith Corp. (L)	2,100	$100,170
Nexstar Broadcasting Group, Inc., Class A	26,445	937,740
Radio One, Inc., Class D (I)	2,400	5,568
Salem Communications Corp., Class A	2,700	20,223
Scholastic Corp. (L)	1,457	42,676
The EW Scripps Company, Class A (I)	6,715	104,620
The Interpublic Group of Companies, Inc.	58,993	858,348
The Madison Square Garden, Inc., Class A (I)	3,612	214,011
The McClatchy Company, Class A (I)(L)	8,440	19,243
The Washington Post Company, Class B	694	335,736
Valassis Communications, Inc. (L)	503	12,369
		3,232,332
Multiline Retail - 0.5%
Dillard’s, Inc., Class A (L)	5,253	430,588
Fred’s, Inc., Class A (L)	6,647	102,962
Saks, Inc. (I)(L)	15,182	207,082
The Bon-Ton Stores, Inc.	306	5,523
Tuesday Morning Corp. (I)	3,900	40,443
		786,598
Specialty Retail - 3.7%
America’s Car-Mart, Inc. (I)	1,246	53,877
Barnes & Noble, Inc. (I)(L)	9,769	155,913
bebe stores, Inc.	85,153	477,708
Big 5 Sporting Goods Corp.	1,104	24,233
Books-A-Million, Inc. (I)(L)	3,850	10,087
Brown Shoe Company, Inc. (L)	7,015	151,033
Build-A-Bear Workshop, Inc. (I)	3,889	23,606
Cache, Inc. (I)	3,705	16,487
Christopher & Banks Corp. (I)	6,438	43,392
Citi Trends, Inc. (I)	337	4,897
Conn’s, Inc. (I)	7,967	412,372
Destination XL Group, Inc. (I)	4,708	29,849
GameStop Corp., Class A (L)	14,100	592,623
Genesco, Inc. (I)	1,272	85,211
GNC Holdings, Inc., Class A	17,970	794,454
Group 1 Automotive, Inc.	3,464	222,839
Haverty Furniture Companies, Inc.	3,990	91,810
hhgregg, Inc. (I)(L)	2,951	47,127
MarineMax, Inc. (I)(L)	4,789	54,259
New York & Company, Inc. (I)	6,738	42,786
Office Depot, Inc. (I)	16,863	65,260
OfficeMax, Inc.	10,476	107,169
Pacific Sunwear of California, Inc. (I)	12,800	46,720
Penske Automotive Group, Inc. (L)	24,344	743,466
Perfumania Holdings, Inc. (I)	848	4,410
Pier 1 Imports, Inc. (L)	34,890	819,566
RadioShack Corp. (I)(L)	7,908	24,989
Rent-A-Center, Inc.	7,876	295,744
Shoe Carnival, Inc.	3,229	77,528
Stage Stores, Inc.	5,877	138,110
Stein Mart, Inc.	4,251	58,026
Systemax, Inc.	1,683	15,837
The Men’s Wearhouse, Inc.	7,100	268,735
The Pep Boys - Manny, Moe & Jack (I)(L)	8,900	103,062
The Wet Seal, Inc., Class A (I)	5,693	26,814
West Marine, Inc. (I)	4,205	46,255
Zale Corp. (I)	5,800	52,780
		6,229,034
Textiles, Apparel & Luxury Goods - 1.1%
Charles & Colvard, Ltd. (I)	343	1,399
Culp, Inc.	230	4,000

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Delta Apparel, Inc. (I)	500	$7,050
G-III Apparel Group, Ltd. (I)(L)	1,800	86,616
Iconix Brand Group, Inc. (I)	8,941	262,955
Lakeland Industries, Inc. (I)	1,110	5,239
Maidenform Brands, Inc. (I)	579	10,034
Movado Group, Inc.	3,138	106,159
Perry Ellis International, Inc.	2,800	56,868
PVH Corp.	6,368	796,318
Quiksilver, Inc. (I)	24,200	155,848
RG Barry Corp.	537	8,721
Rocky Brands, Inc.	1,478	22,347
Skechers U.S.A., Inc., Class A (I)	4,166	100,026
The Jones Group, Inc.	12,700	174,625
Unifi, Inc. (I)	3,647	75,383
		1,873,588
		24,148,833
Consumer Staples - 3.3%
Beverages - 0.3%
Constellation Brands, Inc., Class A (I)	9,374	488,573
Craft Brewers Alliance, Inc. (I)	2,909	23,970
MGP Ingredients, Inc.	2,764	16,473
		529,016
Food & Staples Retailing - 0.8%
Ingles Markets, Inc., Class A	2,425	61,231
Nash Finch Company	2,050	45,121
Spartan Stores, Inc.	3,767	69,463
Susser Holdings Corp. (I)	3,144	150,535
The Andersons, Inc. (L)	2,523	134,198
The Pantry, Inc. (I)	3,699	45,054
United Natural Foods, Inc. (I)	12,114	654,035
Village Super Market, Inc., Class A	244	8,074
Weis Markets, Inc. (L)	2,432	109,610
		1,277,321
Food Products - 1.6%
Alico, Inc.	341	13,678
Boulder Brands, Inc. (I)(L)	9,489	114,342
Cal-Maine Foods, Inc.	600	27,906
Chiquita Brands International, Inc. (I)	7,667	83,724
Diamond Foods, Inc. (I)(L)	800	16,600
Dole Food Company, Inc. (I)	12,705	161,989
Farmer Brothers Company (I)	1,033	14,524
Fresh Del Monte Produce, Inc.	9,412	262,407
Griffin Land & Nurseries, Inc.	99	2,823
Omega Protein Corp. (I)	4,487	40,293
Pilgrim’s Pride Corp. (I)	1,084	16,195
Post Holdings, Inc. (I)	3,589	156,696
Seaboard Corp.	58	157,064
Seneca Foods Corp., Class A (I)	1,409	43,228
Smithfield Foods, Inc. (I)	21,963	719,288
Snyders-Lance, Inc.	1,477	41,962
The Hain Celestial Group, Inc. (I)	2,494	162,035
TreeHouse Foods, Inc. (I)	9,850	645,569
		2,680,323
Household Products - 0.3%
Central Garden & Pet Company (I)	2,553	18,126
Central Garden & Pet Company, Class A (I)	6,081	41,959
Oil-Dri Corp. of America	531	14,587
Orchids Paper Products Company	712	18,690
Spectrum Brands Holdings, Inc.	6,766	384,782
		478,144

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
CCA Industries, Inc.	1,277	$4,086
Inter Parfums, Inc.	1,132	32,285
Mannatech, Inc. (I)	276	3,033
Natural Alternatives International, Inc. (I)	200	922
Nutraceutical International Corp.	2,093	42,781
Prestige Brands Holdings, Inc. (I)	9,235	269,108
		352,215
Tobacco - 0.1%
Alliance One International, Inc. (I)(L)	14,184	53,899
Universal Corp. (L)	3,597	208,086
		261,985
		5,579,004
Energy - 8.4%
Energy Equipment & Services - 4.6%
Basic Energy Services, Inc. (I)(L)	8,104	97,977
Bolt Technology Corp.	1,328	22,682
Bristow Group, Inc.	5,929	387,282
Cal Dive International, Inc. (I)(L)	12,162	22,865
Dawson Geophysical Company (I)	1,653	60,930
Dresser-Rand Group, Inc. (I)	12,602	755,868
ENGlobal Corp. (I)	4,600	4,370
Era Group, Inc. (I)	2,593	67,807
Exterran Holdings, Inc. (I)	8,722	245,263
Global Geophysical Services, Inc. (I)	4,342	20,494
Gulf Island Fabrication, Inc.	3,019	57,814
Gulfmark Offshore, Inc., Class A (L)	4,500	202,905
Helix Energy Solutions Group, Inc. (I)	51,143	1,178,335
Hercules Offshore, Inc. (I)	20,985	147,734
Hornbeck Offshore Services, Inc. (I)(L)	5,300	283,550
Key Energy Services, Inc. (I)	4,235	25,198
Matrix Service Company (I)	1,690	26,330
Mitcham Industries, Inc. (I)	2,431	40,792
Nabors Industries, Ltd.	13,964	213,789
Natural Gas Services Group, Inc. (I)	2,620	61,544
Newpark Resources, Inc. (I)(L)	12,359	135,825
Nuverra Environmental Solutions, Inc. (I)	378	1,096
Oceaneering International, Inc.	11,264	813,261
Oil States International, Inc. (I)	8,975	831,444
Parker Drilling Company (I)	18,847	93,858
Patterson-UTI Energy, Inc. (L)	13,905	269,131
PHI, Inc. (I)	3,660	125,538
Pioneer Energy Services Corp. (I)	13,400	88,708
Rowan Companies PLC, Class A (I)	12,819	436,743
SEACOR Holdings, Inc. (L)	2,593	215,349
Superior Energy Services, Inc. (I)	4,300	111,542
Tesco Corp. (I)	105	1,391
TETRA Technologies, Inc. (I)	11,674	119,775
TGC Industries, Inc.	2,555	21,002
Tidewater, Inc.	5,564	316,981
Unit Corp. (I)	4,557	194,037
Willbros Group, Inc. (I)	5,700	34,998
		7,734,208
Oil, Gas & Consumable Fuels - 3.8%
Alon USA Energy, Inc.	7,477	108,117
Alpha Natural Resources, Inc. (I)(L)	11,872	62,209
Approach Resources, Inc. (I)(L)	366	8,993
Bill Barrett Corp. (I)(L)	4,721	95,459
BPZ Resources, Inc. (I)	9,922	17,760
Callon Petroleum Company (I)	145	489
Cimarex Energy Company	1,447	94,041
Clayton Williams Energy, Inc. (I)	538	23,403

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Cloud Peak Energy, Inc. (I)(L)	3,741	$61,652
Comstock Resources, Inc.	5,875	92,414
Contango Oil & Gas Company	854	28,823
Crimson Exploration, Inc. (I)	4,217	11,892
CVR Energy, Inc.	12,800	0
Delek US Holdings, Inc.	9,835	283,051
DHT Holdings, Inc.	1,653	7,405
Double Eagle Petroleum Company (I)	2,117	8,299
Emerald Oil, Inc. (I)	2,382	16,341
Endeavour International Corp. (I)(L)	2,157	8,283
Energen Corp.	12,043	629,367
EPL Oil & Gas, Inc. (I)	9,082	266,648
Green Plains Renewable Energy, Inc. (I)	7,544	100,486
Harvest Natural Resources, Inc. (I)(L)	5,978	18,532
Magnum Hunter Resources Corp. (I)	916	3,343
Miller Energy Resources, Inc. (I)	13	52
Newfield Exploration Company (I)	4,847	115,795
Overseas Shipholding Group, Inc. (I)	4,700	19,505
PDC Energy, Inc. (I)(L)	3,720	191,506
Penn Virginia Corp. (I)(L)	7,585	35,650
QEP Resources, Inc.	2,172	60,338
Renewable Energy Group, Inc. (I)	1,442	20,520
Rex Energy Corp. (I)	1,561	27,442
Rosetta Resources, Inc. (I)	15,550	661,186
SemGroup Corp., Class A	157	8,456
Ship Finance International, Ltd.	1,300	19,292
Stone Energy Corp. (I)(L)	1,923	42,364
Swift Energy Company (I)(L)	4,494	53,883
Targa Resources Corp.	13,291	855,010
Tesoro Corp.	17,574	919,472
Triangle Petroleum Corp. (I)(L)	2,529	17,728
Ultra Petroleum Corp. (I)(L)	42,165	835,710
USEC, Inc. (I)(L)	18,439	5,406
Vaalco Energy, Inc. (I)(L)	4,702	26,895
Warren Resources, Inc. (I)	3,681	9,387
Western Refining, Inc. (L)	10,442	293,107
Whiting Petroleum Corp. (I)	2,098	96,697
		6,262,408
		13,996,616
Financials - 23.3%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (I)	5,133	841,504
American Capital, Ltd. (I)	55,500	703,185
Artisan Partners Asset Management, Inc. (I)	4,401	219,654
Calamos Asset Management, Inc., Class A	1,184	12,432
Capital Southwest Corp.	848	116,880
Cowen Group, Inc., Class A (I)	5,841	16,939
E*TRADE Financial Corp. (I)	94,328	1,194,192
Evercore Partners, Inc., Class A	19,034	747,656
GFI Group, Inc.	8,390	32,805
Harris & Harris Group, Inc. (I)	5,338	16,228
ICG Group, Inc. (I)	128	1,459
INTL. FCStone, Inc. (I)(L)	258	4,502
Investment Technology Group, Inc. (I)	2,461	34,405
Janus Capital Group, Inc. (L)	10,518	89,508
JMP Group, Inc.	3,000	19,920
Knight Capital Group, Inc., Class A (I)	8,089	29,040
Legg Mason, Inc. (L)	11,318	350,971
MCG Capital Corp. (L)	14,059	73,247
Medallion Financial Corp.	2,675	37,209
Oppenheimer Holdings, Inc., Class A	488	9,292
Piper Jaffray Companies (I)	800	25,288

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Safeguard Scientifics, Inc. (I)(L)	2,397	$38,472
SWS Group, Inc. (I)	6,700	36,515
		4,651,303
Commercial Banks - 8.3%
1st Source Corp.	3,630	86,249
1st United Bancorp, Inc.	1,425	9,576
Access National Corp.	359	4,660
American National Bankshares, Inc.	543	12,619
Ameris Bancorp (I)(L)	3,287	55,386
Associated Banc-Corp.	13,535	210,469
Bancfirst Corp.	500	23,275
Bank of Kentucky Financial Corp.	89	2,531
Banner Corp.	2,172	73,392
Bar Harbor Bankshares	236	8,626
BBCN Bancorp, Inc.	8,868	126,103
BCB Bancorp, Inc.	221	2,354
Boston Private Financial Holdings, Inc. (L)	81,190	863,862
Bridge Bancorp, Inc.	87	1,958
Bryn Mawr Bank Corp.	774	18,522
C&F Financial Corp.	63	3,511
Camden National Corp.	601	21,317
Capital City Bank Group, Inc. (I)(L)	3,946	45,497
CapitalSource, Inc.	5,939	55,708
Cardinal Financial Corp.	2,133	31,227
Cathay General Bancorp	9,018	183,516
Center Bancorp, Inc. (L)	2,875	36,484
Centerstate Banks, Inc.	1,287	11,171
Century Bancorp, Inc., Class A	158	5,530
Chemical Financial Corp.	3,570	92,784
City Holding Company	935	36,418
CNB Financial Corp.	244	4,133
CoBiz Financial, Inc.	5,646	46,862
Columbia Banking System, Inc.	4,112	97,907
Community Bank Systems, Inc. (L)	1,500	46,275
Community Trust Bancorp, Inc.	1,441	51,328
CVB Financial Corp. (L)	62,629	736,517
East West Bancorp, Inc.	31,531	867,103
Enterprise Bancorp, Inc.	236	4,364
Enterprise Financial Services Corp.	2,969	47,385
Fidelity Southern Corp. (I)	1,652	20,435
Financial Institutions, Inc.	1,481	27,265
First Bancorp North Carolina	3,559	50,182
First Bancorp, Inc. Maine	652	11,397
First Busey Corp.	4,697	21,137
First Commonwealth Financial Corp.	15,940	117,478
First Community Bancshares, Inc.	1,888	29,604
First Financial Bancorp	1,765	26,299
First Financial Corp.	1,220	37,808
First Financial Holdings, Inc.	3,484	73,896
First Interstate Bancsystem, Inc.	578	11,982
First Merchants Corp.	4,679	80,245
First Midwest Bancorp, Inc.	7,500	102,900
First South Bancorp, Inc. (I)	1,628	10,338
FNB Corp. (L)	61,590	744,007
German American Bancorp, Inc.	509	11,463
Glacier Bancorp, Inc.	17,738	393,606
Great Southern Bancorp, Inc.	1,037	27,958
Hanmi Financial Corp. (I)	1,473	26,028
Heartland Financial USA, Inc.	1,235	33,950
Heritage Commerce Corp. (I)	2,996	20,972
Heritage Financial Corp.	378	5,538
Horizon Bancorp	321	6,552
Hudson Valley Holding Corp.	677	11,495

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Iberiabank Corp.	930	$49,857
Independent Bank Corp. - Massachusetts (L)	2,831	97,670
Independent Bank Corp. - Michigan (I)	206	1,296
International Bancshares Corp.	8,607	194,346
Intervest Bancshares Corp., Class A (I)	1,311	8,757
Lakeland Bancorp, Inc.	4,059	42,335
Lakeland Financial Corp.	1,562	43,346
Macatawa Bank Corp. (I)	8,394	42,306
MainSource Financial Group, Inc.	4,125	55,399
MB Financial, Inc.	8,647	231,740
MBT Financial Corp. (I)	3,023	11,125
Mercantile Bank Corp.	1,266	22,750
Merchants Bancshares, Inc.	462	13,661
Metro Bancorp, Inc. (I)	709	14,201
MetroCorp Bancshares, Inc.	722	7,047
MidSouth Bancorp, Inc.	729	11,321
National Penn Bancshares, Inc. (L)	20,821	211,541
NBT Bancorp, Inc.	1,343	28,431
NewBridge Bancorp (I)	1,494	8,949
North Valley Bancorp (I)	244	4,038
Northrim BanCorp, Inc.	311	7,523
OFG Bancorp (L)	6,515	117,987
Old National Bancorp	4,412	61,018
Old Second Bancorp, Inc. (I)	2,721	15,020
OmniAmerican Bancorp, Inc. (I)	1,342	29,564
Pacific Continental Corp.	424	5,003
Pacific Mercantile Bancorp (I)	2,510	14,433
Pacific Premier Bancorp, Inc. (I)	676	8,261
PacWest Bancorp	96	2,942
Park Sterling Corp. (I)	3,146	18,593
Peapack Gladstone Financial Corp.	586	10,255
Peoples Bancorp, Inc.	2,153	45,385
Pinnacle Financial Partners, Inc. (I)(L)	6,152	158,168
Popular, Inc. (I)	8,132	246,644
Preferred Bank (I)	1,111	18,309
Renasant Corp. (L)	4,209	102,447
Republic Bancorp, Inc., Class A (L)	940	20,605
S&T Bancorp, Inc.	2,124	41,630
Sandy Spring Bancorp, Inc.	3,480	75,238
Seacoast Banking Corp. of Florida (I)	1,900	4,180
Sierra Bancorp	1,489	22,037
Simmons First National Corp., Class A	1,196	31,204
Southern Community Financial Corp. (I)	3,274	720
Southside Bancshares, Inc. (L)	1,378	32,907
Southwest Bancorp, Inc. (I)	4,604	60,773
StellarOne Corp.	4,142	81,390
Sterling Bancorp	2,183	25,366
Suffolk Bancorp (I)	1,938	31,667
Sun Bancorp, Inc. (I)	4,742	16,075
Susquehanna Bancshares, Inc.	85,014	1,092,430
Synovus Financial Corp.	3,598	10,506
Taylor Capital Group, Inc. (I)(L)	1,999	33,763
Texas Capital Bancshares, Inc. (I)	15,071	668,550
The Bancorp, Inc. (I)	4,862	72,881
Tompkins Financial Corp.	334	15,093
TowneBank (L)	2,772	40,804
Trico Bancshares	800	17,064
Trustmark Corp. (L)	2,967	72,929
UMB Financial Corp. (L)	480	26,722
Umpqua Holdings Corp. (L)	13,795	207,063
Union First Market Bankshares Corp.	3,234	66,588
Univest Corp. of Pennsylvania	1,571	29,959
Virginia Commerce Bancorp, Inc. (I)	5,893	82,266

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Washington Banking Company	2,041	$28,982
Washington Trust Bancorp, Inc.	2,598	74,095
Webster Financial Corp.	33,574	862,180
WesBanco, Inc.	4,870	128,714
West Bancorp, Inc.	486	5,711
Western Alliance Bancorp (I)(L)	10,494	166,120
Wilshire Bancorp, Inc.	3,502	23,183
Wintrust Financial Corp. (L)	24,438	935,487
Yadkin Financial Corp. (I)	1,177	16,525
Zions Bancorporation (L)	36,755	1,061,484
		13,971,713
Consumer Finance - 0.3%
Asta Funding, Inc.	2,925	25,301
Cash America International, Inc. (L)	3,600	163,656
Encore Capital Group, Inc. (I)(L)	513	16,980
Green Dot Corp., Class A (I)	2,561	51,092
Nelnet, Inc., Class A	4,156	149,990
Nicholas Financial, Inc.	75	1,134
The First Marblehead Corp. (I)(L)	8,341	9,842
		417,995
Diversified Financial Services - 0.6%
Marlin Business Services Corp.	1,698	38,680
MicroFinancial, Inc.	1,154	9,059
NewStar Financial, Inc. (I)(L)	11,166	148,731
PHH Corp. (I)	8,966	182,727
PICO Holdings, Inc. (I)	1,320	27,667
Resource America, Inc., Class A	3,450	29,325
The NASDAQ OMX Group, Inc.	18,187	596,352
		1,032,541
Insurance - 7.1%
Allied World Assurance Company Holdings AG	4,400	402,644
American Equity Investment Life
Holding Company (L)	6,378	100,135
American Financial Group, Inc.	30,955	1,514,009
American National Insurance Company	2,350	233,755
American Safety Insurance Holdings, Ltd. (I)	2,154	62,358
AMERISAFE, Inc.	2,300	74,497
Argo Group International Holdings, Ltd.	5,107	216,498
Arthur J. Gallagher & Company	19,318	844,003
Aspen Insurance Holdings, Ltd.	11,100	411,699
Assurant, Inc.	10,606	539,951
Assured Guaranty, Ltd.	19,657	433,633
Axis Capital Holdings, Ltd.	9,112	417,147
CNO Financial Group, Inc.	40,256	521,718
Donegal Group, Inc., Class A	3,550	49,594
Eastern Insurance Holdings, Inc.	2,342	43,913
EMC Insurance Group, Inc.	1,920	50,419
Employers Holdings, Inc.	1,400	34,230
Endurance Specialty Holdings, Ltd. (L)	6,600	339,570
Enstar Group, Ltd. (I)	1,114	148,140
FBL Financial Group, Inc., Class A	4,766	207,369
Federated National Holding Company	1,090	10,628
First Acceptance Corp. (I)	7,986	13,097
Genworth Financial, Inc., Class A (I)	10,893	124,289
Global Indemnity PLC (I)	2,945	69,355
Greenlight Capital Re, Ltd., Class A (I)(L)	1,300	31,889
Hallmark Financial Services, Inc. (I)	4,008	36,633
Hilltop Holdings, Inc. (I)	10,034	164,558
Horace Mann Educators Corp.	6,694	163,200
Independence Holding Company	3,958	46,784
Investors Title Company	100	7,094

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Kemper Corp.	9,673	$331,300
Maiden Holdings, Ltd.	5,125	57,503
Markel Corp. (I)	386	203,403
MBIA, Inc. (I)(L)	17,305	230,330
Meadowbrook Insurance Group, Inc. (L)	8,411	67,540
Montpelier Re Holdings, Ltd.	10,711	267,882
National Financial Partners Corp. (I)	3,920	99,215
National Interstate Corp.	944	27,612
National Western Life Insurance
Company, Class A	88	16,707
Old Republic International Corp.	16,351	210,437
OneBeacon Insurance Group, Ltd., Class A	2,200	31,856
PartnerRe, Ltd.	5,314	481,236
Platinum Underwriters Holdings, Ltd.	5,800	331,876
Primerica, Inc.	140	5,242
Protective Life Corp.	5,969	229,269
Reinsurance Group of America, Inc.	9,576	661,797
RLI Corp.	248	18,950
Safety Insurance Group, Inc.	1,810	87,803
Selective Insurance Group, Inc. (L)	5,508	126,794
StanCorp Financial Group, Inc. (L)	5,033	248,681
State Auto Financial Corp.	4,187	76,078
Stewart Information Services Corp. (L)	3,766	98,632
Symetra Financial Corp.	2,198	35,146
The Hanover Insurance Group, Inc.	5,700	278,901
The Navigators Group, Inc. (I)	2,206	125,830
The Phoenix Companies, Inc. (I)	1,081	46,483
Tower Group International, Ltd. (L)	6,136	125,849
United Fire Group, Inc.	2,908	72,206
Universal Insurance Holdings, Inc.	3,586	25,389
		11,932,756
Real Estate Investment Trusts - 2.2%
DCT Industrial Trust, Inc.	106,400	760,760
Douglas Emmett, Inc.	29,600	738,520
LaSalle Hotel Properties	28,491	703,728
Lexington Realty Trust	71,200	831,616
Mid-America Apartment Communities, Inc.	5,400	365,958
Ryman Hospitality Properties	1,902	74,197
The Geo Group, Inc.	5,805	197,080
		3,671,859
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc. (I)	6,896	274,116
AV Homes, Inc. (I)	2,398	42,517
Consolidated-Tomoka Land Company	500	19,080
Forestar Group, Inc. (I)	1,413	28,345
Jones Lang LaSalle, Inc.	8,773	799,571
Thomas Properties Group, Inc.	4,109	21,778
ZipRealty, Inc. (I)	900	2,817
		1,188,224
Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp. (L)	10,461	112,770
Atlantic Coast Financial Corp. (I)	105	513
Bank Mutual Corp.	4,606	25,978
BankFinancial Corp.	4,835	41,098
BBX Capital Corp., Class A (I)	879	11,348
Beneficial Mutual Bancorp, Inc. (I)	1,544	12,970
Berkshire Hills Bancorp, Inc.	3,823	106,126
BofI Holding, Inc. (I)	2,469	113,130
Brookline Bancorp, Inc.	4,009	34,798
Cape Bancorp, Inc.	551	5,235
Dime Community Bancshares, Inc.	2,864	43,876

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Doral Financial Corp. (I)	285	$5,104
ESB Financial Corp.	543	6,587
ESSA Bancorp, Inc.	2,461	26,973
Federal Agricultural Mortgage Corp., Class C	1,713	49,471
First Defiance Financial Corp.	1,620	36,531
First Financial Northwest, Inc.	2,425	25,002
Flushing Financial Corp.	4,247	69,863
Fox Chase Bancorp, Inc.	362	6,154
Franklin Financial Corp.	93	1,675
Hampden Bancorp, Inc.	1,142	17,027
HF Financial Corp.	155	2,018
Hingham Institution for Savings	82	5,566
Home Bancorp, Inc. (I)	527	9,750
Home Federal Bancorp, Inc.	2,355	30,003
Hopfed Bancorp, Inc.	416	4,451
Hudson City Bancorp, Inc.	10,866	99,533
Louisiana Bancorp, Inc. (I)	100	1,660
Meridian Interstate Bancorp, Inc. (I)	2,279	42,914
MGIC Investment Corp. (I)(L)	23,698	143,847
Northeast Community Bancorp, Inc.	1,932	12,210
Northfield Bancorp, Inc.	3,019	35,383
OceanFirst Financial Corp.	1,700	26,435
People’s United Financial, Inc. (L)	20,529	305,882
Provident Financial Holdings, Inc.	1,778	28,235
Provident Financial Services, Inc.	4,245	66,986
Provident New York Bancorp	1,015	9,480
Pulaski Financial Corp.	245	2,340
Radian Group, Inc. (L)	18,184	211,298
Riverview Bancorp, Inc. (I)	882	2,214
Rockville Financial, Inc.	1,399	18,299
Roma Financial Corp.	100	1,816
Simplicity Bancorp, Inc.	1,732	25,114
Teche Holding Company	71	3,158
Territorial Bancorp, Inc.	405	9,157
TierOne Corp. (I)	2,328	1
Tree.com, Inc.	1,370	23,482
TrustCo Bank Corp.	3,637	19,785
United Financial Bancorp, Inc.	2,005	30,376
ViewPoint Financial Group	2,600	54,106
Walker & Dunlop, Inc. (I)	1,536	26,880
Washington Federal, Inc.	6,150	116,112
Waterstone Financial, Inc. (I)	2,000	20,320
Westfield Financial, Inc.	4,152	29,064
		2,170,104
		39,036,495
Health Care - 9.5%
Biotechnology - 0.5%
Astex Pharmaceuticals (I)	6,662	27,381
Celldex Therapeutics, Inc. (I)(L)	5,264	82,171
Cubist Pharmaceuticals, Inc. (I)	14,923	720,781
Infinity Pharmaceuticals, Inc. (I)	306	4,973
Maxygen, Inc.	5,405	13,404
MediciNova, Inc. (I)	1,406	3,698
Repligen Corp. (I)(L)	1,386	11,421
		863,829
Health Care Equipment & Supplies - 2.9%
Alere, Inc. (I)	12,975	317,888
Alphatec Holdings, Inc. (I)	8,403	17,226
Analogic Corp. (L)	600	43,698
AngioDynamics, Inc. (I)	4,195	47,320
Anika Therapeutics, Inc. (I)	3,350	56,950

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
CONMED Corp. (L)	3,500	$109,340
CryoLife, Inc.	1,800	11,268
Cutera, Inc. (I)	2,853	25,106
Cynosure, Inc., Class A (I)(L)	1,021	26,520
Digirad Corp. (I)	3,100	7,564
Exactech, Inc. (I)	1,003	19,809
Greatbatch, Inc. (I)	3,939	129,160
Haemonetics Corp. (I)(L)	18,927	782,631
Hologic, Inc. (I)	3,676	70,947
Invacare Corp.	4,327	62,136
Kewaunee Scientific Corp.	83	1,050
LeMaitre Vascular, Inc.	1,115	7,292
Medical Action Industries, Inc. (I)	1,293	9,956
Misonix, Inc. (I)	500	2,550
Natus Medical, Inc. (I)	2,910	39,722
Rochester Medical Corp. (I)	866	12,756
RTI Biologics, Inc. (I)	12,463	46,861
Solta Medical, Inc. (I)	4,356	9,932
SurModics, Inc. (I)	1,476	29,535
Symmetry Medical, Inc. (I)	6,511	54,823
Teleflex, Inc.	12,418	962,271
The Cooper Companies, Inc.	596	70,954
West Pharmaceutical Services, Inc.	10,566	742,367
Wright Medical Group, Inc. (I)	41,315	1,082,866
		4,800,498
Health Care Providers & Services - 3.7%
Almost Family, Inc. (L)	685	13,015
Amedisys, Inc. (I)(L)	1,941	22,554
AMN Healthcare Services, Inc. (I)	3,045	43,604
Amsurg Corp. (I)	30,288	1,063,109
Assisted Living Concepts, Inc., Class A (I)	3,648	43,630
BioScrip, Inc. (I)	6,492	107,118
Capital Senior Living Corp. (I)	5,538	132,358
CardioNet, Inc. (I)	381	2,248
Community Health Systems, Inc.	11,400	534,432
Cross Country Healthcare, Inc. (I)	2,192	11,311
ExamWorks Group, Inc. (I)	100	2,123
Five Star Quality Care, Inc. (I)	8,754	49,110
Gentiva Health Services, Inc. (I)	4,697	46,782
Hanger, Inc. (I)	1,700	53,771
Healthways, Inc. (I)	5,277	91,714
IPC The Hospitalist Company, Inc. (I)	13,939	715,907
Kindred Healthcare, Inc. (I)(L)	3,757	49,329
LHC Group, Inc. (I)	1,308	25,611
LifePoint Hospitals, Inc. (I)	23,940	1,169,230
Magellan Health Services, Inc. (I)	1,300	72,904
MedCath Corp. (L)	3,806	5,214
Molina Healthcare, Inc. (I)(L)	5,413	201,255
National Healthcare Corp.	855	40,869
Omnicare, Inc. (L)	10,905	520,278
PDI, Inc. (I)	619	2,909
PharMerica Corp. (I)	3,833	53,125
Select Medical Holdings Corp.	2,945	24,149
The Ensign Group, Inc.	358	12,609
The Providence Service Corp. (I)	1,220	35,490
Triple-S Management Corp., Class B (I)	3,459	74,265
Universal American Corp.	10,883	96,750
Universal Health Services, Inc., Class B	13,365	894,920
		6,211,693
Health Care Technology - 0.1%
Arrhythmia Research Technology, Inc. (I)	200	520
MedAssets, Inc. (I)	5,638	100,018

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Technology (continued)
Omnicell, Inc. (I)	3,587	$73,713
		174,251
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (I)(L)	11,100	49,284
Albany Molecular Research, Inc. (I)	1,700	20,179
Bio-Rad Laboratories, Inc., Class A (I)	5,814	652,331
Charles River
Laboratories International, Inc. (I)	15,958	654,757
Enzo Biochem, Inc. (I)	4,047	8,418
Harvard Bioscience, Inc. (I)	6,562	31,038
Pacific Biosciences of California, Inc. (I)	3,862	9,732
		1,425,739
Pharmaceuticals - 1.4%
Auxilium Pharmaceuticals, Inc. (I)	25,677	427,009
Cumberland Pharmaceuticals, Inc. (I)	956	4,885
Endo Health Solutions, Inc. (I)	18,124	666,782
FRD Acquisition Company (I)	5,160	11,300
Hi-Tech Pharmacal Company, Inc.	961	31,905
Lannett Company, Inc. (I)	4,175	49,724
Pozen, Inc. (I)	2,238	11,212
Sciclone Pharmaceuticals, Inc. (I)	2,144	10,634
The Medicines Company (I)	25,782	793,054
ViroPharma, Inc. (I)(L)	12,380	354,687
		2,361,192
		15,837,202
Industrials - 16.6%
Aerospace & Defense - 1.1%
AAR Corp.	5,809	127,682
Aerovironment, Inc. (I)(L)	5,958	120,232
Alliant Techsystems, Inc.	612	50,386
Allied Defense Group, Inc. (I)	1,300	6,825
CPI Aerostructures, Inc. (I)	966	10,481
Curtiss-Wright Corp.	6,151	227,956
Ducommun, Inc. (I)	2,274	48,345
Engility Holdings, Inc. (I)	189	5,371
Esterline Technologies Corp. (I)	4,048	292,630
Innovative Solutions & Support, Inc.	2,300	14,720
Kratos Defense &
Security Solutions, Inc. (I)(L)	2,919	18,915
LMI Aerospace, Inc. (I)	2,295	43,008
National Presto Industries, Inc.	138	9,940
Orbital Sciences Corp. (I)	3,499	60,778
SIFCO Industries, Inc.	1,000	16,180
Sparton Corp. (I)	2,053	35,394
Sypris Solutions, Inc.	1,826	5,861
Triumph Group, Inc.	10,045	795,062
		1,889,766
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	11,029	72,902
Atlas Air Worldwide Holdings, Inc. (I)	3,546	155,173
Pacer International, Inc. (I)	3,311	20,892
UTi Worldwide, Inc.	31,822	524,108
XPO Logistics, Inc. (I)(L)	977	17,674
		790,749
Airlines - 0.2%
Hawaiian Holdings, Inc. (I)(L)	4,411	26,951
JetBlue Airways Corp. (I)(L)	28,780	181,314
Republic Airways Holdings, Inc. (I)	7,820	88,601

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
SkyWest, Inc.	7,577	$102,593
		399,459
Building Products - 1.3%
American Woodmark Corp. (I)	708	24,568
Apogee Enterprises, Inc.	5,284	126,816
Gibraltar Industries, Inc. (I)	5,765	83,938
Griffon Corp.	10,738	120,803
Insteel Industries, Inc.	2,944	51,579
Owens Corning, Inc. (I)	16,508	645,133
PGT, Inc. (I)	3,718	32,235
Quanex Building Products Corp.	339	5,709
Simpson Manufacturing Company, Inc. (L)	1,100	32,362
Trex Company, Inc. (I)	18,759	890,865
Universal Forest Products, Inc.	2,665	106,387
		2,120,395
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	4,717	115,614
Acme United Corp.	733	9,419
Acorn Energy, Inc.	833	7,031
ARC Document Solutions, Inc. (I)	4,498	17,992
CECO Environmental Corp.	797	9,803
Consolidated Graphics, Inc. (I)	1,633	76,767
Courier Corp.	1,704	24,333
EnerNOC, Inc. (I)(L)	1,903	25,234
Ennis, Inc.	4,881	84,392
Fuel Tech, Inc. (I)	1,802	6,902
G&K Services, Inc., Class A	2,329	110,860
Interface, Inc. (L)	54,593	926,443
Intersections, Inc.	1,976	17,330
Kimball International, Inc., Class B	4,427	42,986
McGrath RentCorp. (L)	2,338	79,866
Metalico, Inc. (I)(L)	7,400	8,880
Mobile Mini, Inc. (I)	6,846	226,945
Multi-Color Corp.	1,568	47,573
NL Industries, Inc.	368	4,158
Quad/Graphics, Inc.	266	6,411
Schawk, Inc.	3,541	46,493
Team, Inc. (I)	22,712	859,649
Tetra Tech, Inc. (I)	1,400	32,914
The Standard Register Company (I)	180	518
UniFirst Corp.	2,303	210,149
United Stationers, Inc.	1,448	48,580
Versar, Inc. (I)	2,242	10,179
Viad Corp.	3,488	85,526
Virco Manufacturing Corp. (I)	1,200	2,808
Waste Connections, Inc. (L)	23,470	965,556
		4,111,311
Construction & Engineering - 1.4%
AECOM Technology Corp. (I)	6,538	207,843
Aegion Corp. (I)(L)	4,648	104,626
Chicago Bridge & Iron Company NV	13	776
Comfort Systems USA, Inc.	4,063	60,620
Dycom Industries, Inc. (I)	7,907	182,968
Foster Wheeler AG (I)	30,115	653,797
Furmanite Corp. (I)	2,345	15,688
Granite Construction, Inc.	4,576	136,182
Great Lakes Dredge & Dock Corp.	10,990	85,942
Integrated Electrical Services, Inc. (I)	620	2,759
Layne Christensen Company (I)(L)	3,312	64,617
MasTec, Inc. (I)(L)	689	22,668
Michael Baker Corp.	499	13,528

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
MYR Group, Inc. (I)	1,887	$36,702
Northwest Pipe Company (I)	1,600	44,640
Pike Electric Corp.	4,803	59,077
Quanta Services, Inc. (I)	7,700	203,742
Sterling Construction Company, Inc. (I)	2,470	22,378
Tutor Perini Corp. (I)	4,935	89,274
URS Corp.	7,746	365,766
		2,373,593
Electrical Equipment - 1.5%
Allied Motion Technologies, Inc.	400	2,700
American Superconductor Corp. (I)	542	1,431
Belden, Inc.	16,631	830,386
Brady Corp., Class A (L)	6,100	187,453
Encore Wire Corp.	3,894	132,785
EnerSys, Inc. (L)	20,732	1,016,697
General Cable Corp.	4,769	146,647
Global Power Equipment Group, Inc.	423	6,819
GrafTech International, Ltd. (I)(L)	1,571	11,437
LSI Industries, Inc.	4,131	33,420
Ocean Power Technologies, Inc. (I)	2,429	3,935
Orion Energy Systems, Inc. (I)	3,553	8,811
Powell Industries, Inc. (I)	1,071	55,317
PowerSecure International, Inc. (I)	3,120	46,894
Preformed Line Products Company	176	11,671
SL Industries, Inc.	1,600	40,128
Ultralife Corp. (I)	1,984	7,063
		2,543,594
Machinery - 3.7%
AGCO Corp.	2,075	104,144
Alamo Group, Inc.	2,127	86,824
Albany International Corp., Class A	4,234	139,637
Altra Holdings, Inc.	4,468	122,334
American Railcar Industries, Inc. (L)	4,020	134,710
Ampco-Pittsburgh Corp. (L)	1,644	30,858
Astec Industries, Inc. (L)	1,000	34,290
Barnes Group, Inc.	2,420	72,576
Briggs & Stratton Corp. (L)	7,292	144,382
CIRCOR International, Inc.	909	46,232
Columbus McKinnon Corp. (I)	2,978	63,491
Douglas Dynamics, Inc.	1,206	15,654
Dynamic Materials Corp.	662	10,930
Energy Recovery, Inc. (I)(L)	2,317	9,569
EnPro Industries, Inc. (I)(L)	2,641	134,057
ESCO Technologies, Inc.	2,576	83,411
Federal Signal Corp. (I)	10,793	94,439
Flow International Corp. (I)	6,450	23,801
FreightCar America, Inc.	1,748	29,699
Gencor Industries, Inc. (I)	1,400	9,954
Greenbrier Companies, Inc. (I)	4,803	117,049
Hardinge, Inc.	3,000	44,340
Harsco Corp.	1,046	24,257
Hurco Companies, Inc.	1,492	42,925
Hyster-Yale Materials Handling, Inc.	2,200	138,138
Kaydon Corp.	1,248	34,382
Key Technology, Inc. (I)	641	9,186
LB Foster Company, Class A	931	40,191
Lydall, Inc. (I)	2,409	35,171
Met-Pro Corp.	2,097	28,184
MFRI, Inc. (I)	1,100	12,507
Miller Industries, Inc. (L)	2,106	32,390
Mueller Water Products, Inc., Class A	1,500	10,365
NN, Inc.	1,204	13,738

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Oshkosh Corp. (I)	4,710	$178,839
Standex International Corp.	859	45,312
Terex Corp. (I)	6,553	172,344
The Eastern Company	428	6,848
Titan International, Inc. (L)	32,236	543,821
Trimas Corp. (I)	27,901	1,040,149
Trinity Industries, Inc.	10,987	422,340
Valmont Industries, Inc.	5,923	847,522
Watts Water Technologies, Inc., Class A	21,501	974,855
		6,205,845
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)	3,351	12,231
Genco Shipping & Trading, Ltd. (I)(L)	5,700	9,291
International Shipholding Corp.	848	19,784
Matson, Inc.	6,896	172,400
		213,706
Professional Services - 0.7%
Barrett Business Services, Inc.	1,499	78,263
CBIZ, Inc. (I)(L)	9,052	60,739
CDI Corp.	3,270	46,303
CRA International, Inc. (I)	2,371	43,792
Franklin Covey Company (I)	3,500	47,110
FTI Consulting, Inc. (I)	2,324	76,436
GP Strategies Corp. (I)	2,785	66,339
Heidrick & Struggles International, Inc.	1,508	25,214
Hill International, Inc. (I)	3,347	9,171
Hudson Global, Inc. (I)	4,800	11,904
ICF International, Inc. (I)	1,848	58,230
Kelly Services, Inc., Class A	5,507	96,207
Korn/Ferry International (I)	4,143	77,640
ManpowerGroup, Inc.	2,729	149,549
National Technical Systems, Inc. (I)	1,146	16,033
Navigant Consulting Company (I)	6,058	72,696
On Assignment, Inc. (I)	6,403	171,088
RCM Technologies, Inc.	300	1,629
Resources Connection, Inc.	2,661	30,868
The Dolan Company (I)	5,314	8,662
Volt Information Sciences, Inc. (I)	2,445	17,604
VSE Corp.	194	7,968
		1,173,445
Road & Rail - 1.9%
Amerco, Inc.	1,708	276,525
Arkansas Best Corp. (L)	3,461	79,430
Avis Budget Group, Inc. (I)	17,100	491,625
Celadon Group, Inc.	1,760	32,120
Covenant Transport, Inc. (I)	1,373	8,568
Frozen Food Express Industries, Class A (I)	800	1,288
Landstar System, Inc.	10,681	550,072
Marten Transport, Ltd.	5,559	87,110
Old Dominion Freight Line, Inc. (I)	23,161	963,961
P.A.M. Transportation Services, Inc.	2,046	20,808
Patriot Transportation Holding, Inc. (I)	67	2,013
Roadrunner Transportation Systems, Inc. (I)	600	16,704
Ryder Systems, Inc.	6,900	419,451
Saia, Inc. (I)	3,963	118,771
Universal Truckload Services, Inc. (I)	566	13,646
USA Truck, Inc. (I)	2,076	13,369
Werner Enterprises, Inc. (L)	800	19,336
		3,114,797
Trading Companies & Distributors - 1.7%
Aceto Corp.	5,823	81,114

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Aircastle, Ltd.	7,807	$124,834
Beacon Roofing Supply, Inc. (I)(L)	21,740	823,511
CAI International, Inc. (I)	2,900	68,353
GATX Corp. (L)	7,598	360,373
H&E Equipment Services, Inc.	3,624	76,358
Lawson Products, Inc.	1,291	16,576
MRC Global, Inc. (I)	27,283	753,556
Rush Enterprises, Inc., Class A (I)	1,300	32,175
Rush Enterprises, Inc., Class B (I)	12,598	271,109
TAL International Group, Inc. (I)(L)	5,250	228,743
Titan Machinery, Inc. (I)(L)	2,816	55,278
Willis Lease Finance Corp. (I)	406	5,485
		2,897,465
		27,834,125
Information Technology - 14.7%
Communications Equipment - 1.7%
Anaren, Inc. (I)	1,881	43,150
ARRIS Group, Inc. (I)	67,190	964,177
Aviat Networks, Inc. (I)	10,732	28,118
Aware, Inc.	4,448	23,130
Bel Fuse, Inc., Class B	1,641	22,071
Black Box Corp. (L)	2,530	64,060
Brocade Communications Systems, Inc. (I)	6,070	34,963
Calix, Inc. (I)	3,383	34,168
Communications Systems, Inc.	1,800	17,316
Comtech Telecommunications Corp. (L)	3,221	86,613
Digi International, Inc. (I)	4,813	45,098
EchoStar Corp., Class A (I)	4,285	167,586
Emulex Corp. (I)	3,810	24,841
Extreme Networks, Inc. (I)	6,886	23,757
Globecomm Systems, Inc. (I)	5,296	66,941
Harmonic, Inc. (I)	8,501	53,981
JDS Uniphase Corp. (I)	52,727	758,214
KVH Industries, Inc. (I)	2,778	36,975
Oclaro, Inc. (I)	5,040	5,947
Oplink Communications, Inc. (I)	3,231	56,122
Optical Cable Corp.	931	4,124
Performance Technologies, Inc. (I)	2,000	2,360
Polycom, Inc. (I)	3,575	37,681
Relm Wireless Corp. (I)	2,100	6,300
ShoreTel, Inc. (I)	1,370	5,521
Sonus Networks, Inc. (I)	5,300	15,953
Symmetricom, Inc. (I)	5,034	22,603
Tellabs, Inc.	24,724	48,954
Tessco Technologies, Inc.	1,750	46,200
UTStarcom Holdings Corp. (I)	1,004	2,671
Westell Technologies, Inc., Class A (I)	8,500	20,315
		2,769,910
Computers & Peripherals - 0.8%
Avid Technology, Inc. (I)	8,133	47,822
Concurrent Computer Corp.	1,651	12,630
Cray, Inc. (I)	50,339	988,658
Dot Hill Systems Corp. (I)	1,830	4,008
Electronics for Imaging, Inc. (I)	5,466	154,633
Hutchinson Technology, Inc. (I)	5,052	23,896
Imation Corp. (I)	6,647	28,117
Intermec, Inc. (I)	945	9,289
Intevac, Inc. (I)	3,801	21,514
Lexmark International, Inc., Class A	1,313	40,138
Novatel Wireless, Inc. (I)	6,508	25,707
QLogic Corp. (I)	1,122	10,726

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers & Peripherals (continued)
Rimage Corp.	958	$8,038
STEC, Inc. (I)(L)	901	6,055
Xyratex, Ltd.	2,438	24,526
		1,405,757
Electronic Equipment, Instruments & Components - 3.2%
ADDvantage Technologies Group, Inc. (I)	428	967
Aeroflex Holding Corp. (I)	3,027	23,883
Agilysys, Inc. (I)	862	9,732
Arrow Electronics, Inc. (I)	16,966	676,095
Avnet, Inc. (I)	13,242	444,931
AVX Corp.	10,386	122,036
Benchmark Electronics, Inc. (I)	6,843	137,544
Checkpoint Systems, Inc. (I)	5,678	80,571
ChyronHego Corp. (I)	200	280
Coherent, Inc.	1,083	59,641
CTS Corp.	4,099	55,910
Daktronics, Inc.	1,238	12,702
Electro Rent Corp.	3,773	63,349
Electro Scientific Industries, Inc.	4,397	47,312
Fabrinet (I)	433	6,062
FEI Company	8,291	605,160
GSI Group, Inc. (I)	1,912	15,372
ID Systems, Inc. (I)	2,235	11,242
Identive Group, Inc. (I)	4,331	3,131
Ingram Micro, Inc., Class A (I)	1,693	32,150
Insight Enterprises, Inc. (I)	6,949	123,275
IntriCon Corp. (I)	100	351
Itron, Inc. (I)(L)	907	38,484
KEMET Corp. (I)	2,976	12,231
Key Tronic Corp. (I)(L)	1,900	19,665
Maxwell Technologies, Inc. (I)(L)	191	1,366
Measurement Specialties, Inc. (I)	1,855	86,313
Mercury Computer Systems, Inc. (I)	966	8,907
Methode Electronics, Inc.	5,814	98,896
Multi-Fineline Electronix, Inc. (I)	1,634	24,200
NAPCO Security Technologies, Inc. (I)	1,164	5,564
Navarre Corp. (I)	4,100	11,316
Newport Corp. (I)	5,207	72,534
PAR Technology Corp. (I)	3,132	12,622
Park Electrochemical Corp.	1,464	35,151
PC Connection, Inc.	4,352	67,238
PC Mall, Inc. (I)	3,055	29,328
Perceptron, Inc.	1,608	12,687
Planar Systems, Inc. (I)	5,100	8,313
Plexus Corp. (I)	1,321	39,485
Power-One, Inc. (I)	3,297	20,837
Radisys Corp. (I)	5,279	25,392
RF Industries, Ltd.	120	704
Richardson Electronics, Ltd.	2,384	27,988
Rofin-Sinar Technologies, Inc. (I)(L)	202	5,038
Rogers Corp. (I)	2,200	104,104
Sanmina Corp. (I)	75,196	1,079,063
ScanSource, Inc. (I)	1,242	39,744
SMTC Corp. (I)	490	975
SYNNEX Corp. (I)(L)	5,668	239,643
Tech Data Corp. (I)	6,414	302,035
TTM Technologies, Inc. (I)	11,598	97,423
Viasystems Group, Inc. (I)	720	8,302
Vicon Industries, Inc. (I)	126	326
Vishay Intertechnology, Inc. (I)(L)	18,624	258,687
Vishay Precision Group, Inc. (I)	1,653	25,026

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)	1,968	$31,114
		5,382,397
Internet Software & Services - 1.2%
AOL, Inc. (I)	6,729	245,474
Bankrate, Inc. (I)	1,152	16,543
Blucora, Inc. (I)(L)	6,814	126,332
Dealertrack Technologies, Inc. (I)	1,082	38,335
Digital River, Inc. (I)	2,704	50,754
EarthLink, Inc.	11,221	69,682
Internap Network Services Corp. (I)	4,743	39,225
IntraLinks Holdings, Inc. (I)	223	1,619
Keynote Systems, Inc.	2,445	48,313
Limelight Networks, Inc. (I)	1,615	3,634
Marchex, Inc., Class B	2,445	14,719
Market Leader, Inc. (I)	700	7,490
Monster Worldwide, Inc. (I)	1,474	7,237
Perficient, Inc. (I)	2,608	34,791
QuinStreet, Inc. (I)	3,213	27,728
RealNetworks, Inc. (I)	5,862	44,317
Reis, Inc. (I)	300	5,547
Soundbite Communications, Inc.	3,800	18,962
TechTarget, Inc. (I)	2,617	11,698
TheStreet.com, Inc.	8,757	16,288
United Online, Inc.	13,619	103,232
ValueClick, Inc. (I)	44,352	1,094,607
XO Group, Inc. (I)	3,766	42,179
		2,068,706
IT Services - 1.5%
Acxiom Corp. (I)	3,452	78,291
CACI International, Inc., Class A (I)(L)	4,110	260,944
CIBER, Inc. (I)	13,394	44,736
Convergys Corp.	11,544	201,212
CSG Systems International, Inc.	1,319	28,622
Dynamics Research Corp. (I)	1,898	10,572
Jack Henry & Associates, Inc.	18,732	882,839
ManTech International Corp., Class A (L)	3,617	94,476
MAXIMUS, Inc.	10,653	793,435
ModusLink Global Solutions, Inc. (I)	7,816	24,855
Official Payments Holdings, Inc. (I)	809	5,542
StarTek, Inc. (I)	3,143	14,866
Sykes Enterprises, Inc. (I)	3,354	52,859
The Hackett Group, Inc.	7,525	39,055
Virtusa Corp. (I)	1,925	42,658
		2,574,962
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (I)	3,450	60,065
Alpha & Omega Semiconductor, Ltd. (I)	965	7,373
Amkor Technology, Inc. (I)(L)	9,473	39,881
ANADIGICS, Inc. (I)	11,169	24,572
ATMI, Inc. (I)	4,545	107,489
Axcelis Technologies, Inc. (I)	5,100	9,282
AXT, Inc. (I)	4,229	11,418
Brooks Automation, Inc.	6,536	63,595
BTU International, Inc. (I)	1,318	3,163
Cascade Microtech, Inc. (I)	1,892	12,601
Cohu, Inc.	4,192	52,400
Cree, Inc. (I)(L)	444	28,354
Diodes, Inc. (I)	733	19,036
DSP Group, Inc. (I)	4,494	37,345
Entropic Communications, Inc. (I)	1,268	5,414

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Exar Corp. (I)	8,586	$92,471
Fairchild Semiconductor International, Inc. (I)	63,913	881,999
First Solar, Inc. (I)	975	43,612
FormFactor, Inc. (I)	7,875	53,156
GigOptix, Inc. (I)	931	1,210
GSI Technology, Inc. (I)	5,524	34,912
Hittite Microwave Corp. (I)	13,099	759,742
Ikanos Communications, Inc. (I)	4,125	6,146
Integrated Device Technology, Inc. (I)	11,771	93,462
Integrated Silicon Solution, Inc. (I)	4,500	49,320
International Rectifier Corp. (I)	7,029	147,187
Intersil Corp., Class A	10,660	83,361
IXYS Corp.	2,555	28,258
Kopin Corp. (I)	3,638	13,497
Kulicke & Soffa Industries, Inc. (I)	1,718	19,001
Lattice Semiconductor Corp. (I)	118,680	601,708
LTX-Credence Corp. (I)	2,700	16,173
Marvell Technology Group, Ltd.	11,284	132,136
Mattson Technology, Inc. (I)(L)	7,741	16,875
MEMSIC, Inc. (I)	3,797	15,568
MKS Instruments, Inc.	5,697	151,198
Nanometrics, Inc. (I)	195	2,861
OmniVision Technologies, Inc. (I)(L)	3,738	69,714
Pericom Semiconductor Corp. (I)	4,434	31,570
Photronics, Inc. (I)(L)	13,726	110,632
PMC-Sierra, Inc. (I)	7,616	48,362
Power Integrations, Inc.	8,763	355,427
Rudolph Technologies, Inc. (I)	3,882	43,478
Semtech Corp. (I)	27,731	971,417
Sigma Designs, Inc. (I)	5,587	28,214
Spansion, Inc., Class A (I)	124	1,552
SunPower Corp. (I)(L)	8,959	185,451
Supertex, Inc.	839	20,060
Tessera Technologies, Inc.	5,784	120,307
TriQuint Semiconductor, Inc. (I)	5,506	38,157
Ultra Clean Holdings (I)	1,700	10,285
Veeco Instruments, Inc. (I)(L)	22,169	785,226
		6,545,693
Software - 2.4%
Accelrys, Inc. (I)	3,760	31,584
Actuate Corp. (I)	49,169	326,482
AsiaInfo-Linkage, Inc. (I)	400	4,616
Cadence Design Systems, Inc. (I)(L)	62,085	898,991
EPIQ Systems, Inc.	5,795	78,059
ePlus, Inc.	1,364	81,690
GSE Systems, Inc. (I)	2,016	3,044
Informatica Corp. (I)	23,059	806,604
Mentor Graphics Corp.	4,543	88,816
MicroStrategy, Inc., Class A (I)	5,209	452,975
Progress Software Corp. (I)(L)	1,004	23,102
Rosetta Stone, Inc. (I)	826	12,175
Seachange International, Inc. (I)(L)	5,428	63,562
Smith Micro Software, Inc. (I)	524	555
SS&C Technologies Holdings, Inc. (I)	31,411	1,033,422
TeleCommunication Systems, Inc., Class A (I)	7,641	17,804
Telenav, Inc. (I)	252	1,318
		3,924,799
		24,672,224
Materials - 7.3%
Chemicals - 2.1%
A. Schulman, Inc.	4,138	110,981

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
American Pacific Corp. (I)	1,621	$45,955
Chase Corp.	1,174	26,251
Core Molding Technologies, Inc. (I)	1,000	8,920
Ferro Corp. (I)	4,772	33,165
FMC Corp.	13,058	797,321
Innophos Holdings, Inc.	12,998	613,116
Intrepid Potash, Inc. (L)	800	15,240
KMG Chemicals, Inc.	1,101	23,231
Landec Corp. (I)	3,865	51,057
Minerals Technologies, Inc.	3,368	139,233
Olin Corp.	4,323	103,406
OM Group, Inc. (I)	4,455	137,749
OMNOVA Solutions, Inc. (I)	1,642	13,152
Penford Corp. (I)	2,624	35,135
PolyOne Corp.	49,813	1,234,366
Sensient Technologies Corp.	1,092	44,193
Zoltek Companies, Inc. (I)	6,760	87,272
		3,519,743
Construction Materials - 0.7%
Eagle Materials, Inc.	13,532	896,766
Headwaters, Inc. (I)	10,291	90,972
Texas Industries, Inc. (I)	2,257	147,021
United States Lime & Minerals, Inc. (I)	50	2,613
		1,137,372
Containers & Packaging - 1.1%
Boise, Inc.	15,525	132,584
Graphic Packaging Holding Company (I)	148,101	1,146,302
MeadWestvaco Corp.	4,663	159,055
Myers Industries, Inc.	6,330	95,013
Rock-Tenn Company, Class A	2,959	295,545
		1,828,499
Metals & Mining - 2.0%
A. M. Castle & Company (I)(L)	4,342	68,430
Allegheny Technologies, Inc.	324	8,524
Century Aluminum Company (I)	12,885	119,573
Coeur d’Alene Mines Corp. (I)	10,600	140,980
Commercial Metals Company	11,325	167,270
Compass Minerals International, Inc.	6,629	560,349
Freeport-McMoRan Copper & Gold, Inc.	26	718
Friedman Industries, Inc.	1,511	14,883
Haynes International, Inc. (L)	11,685	559,361
Horsehead Holding Corp. (I)	7,506	96,152
Kaiser Aluminum Corp. (L)	2,852	176,653
Materion Corp.	2,446	66,262
Noranda Aluminum Holding Corp.	71	229
Olympic Steel, Inc. (L)	2,383	58,384
Reliance Steel & Aluminum Company	10,500	688,380
RTI International Metals, Inc. (I)(L)	4,900	135,779
Schnitzer Steel Industries, Inc., Class A (L)	1,608	37,595
Steel Dynamics, Inc.	2,769	41,286
Stillwater Mining Company (I)(L)	8,982	96,467
SunCoke Energy, Inc. (I)	2,353	32,989
Synalloy Corp.	1,121	17,409
United States Steel Corp. (L)	6,490	113,770
Universal Stainless & Alloy (I)	1,562	46,048
Worthington Industries, Inc.	3,765	119,388
		3,366,879
Paper & Forest Products - 1.4%
Buckeye Technologies, Inc.	7,563	280,134
Clearwater Paper Corp. (I)	600	28,236
Domtar Corp. (L)	4,550	302,575

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper & Forest Products (continued)
KapStone Paper and Packaging Corp.	5,210	$209,338
Louisiana-Pacific Corp. (I)	21,144	312,720
Mercer International, Inc. (I)	10,058	65,578
Neenah Paper, Inc.	383	12,168
P.H. Glatfelter Company	4,610	115,711
Resolute Forest Products, Inc. (I)	887	11,682
Schweitzer-Mauduit International, Inc.	20,326	1,013,861
		2,352,003
		12,204,496
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	300	14,898
Cbeyond, Inc. (I)	796	6,241
Frontier Communications Corp. (L)	11,552	46,786
General Communication, Inc., Class A (I)(L)	6,157	48,209
Hawaiian Telcom Holdco, Inc. (I)	243	6,114
HickoryTech Corp.	2,058	21,877
Inteliquent, Inc.	2,582	14,847
Iridium Communications, Inc. (I)(L)	9,684	75,148
ORBCOMM, Inc. (I)	9,140	41,039
Premiere Global Services, Inc. (I)	3,309	39,940
Primus Telecommunications Group, Inc.	472	5,636
Vonage Holdings Corp. (I)	834	2,360
		323,095
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)	8,053	54,197
Shenandoah Telecommunications Company	1,053	17,564
T-Mobile US, Inc. (I)	2,432	60,338
Telephone & Data Systems, Inc.	11,308	278,742
United States Cellular Corp. (L)	3,700	135,753
USA Mobility, Inc.	1,540	20,898
		567,492
		890,587
Utilities - 0.7%
Gas Utilities - 0.6%
UGI Corp.	26,127	1,021,827
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (I)(L)	1,897	42,777
Genie Energy, Ltd., B Shares	503	4,602
Ormat Technologies, Inc.	2,857	67,197
		114,576
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	955	10,916
		1,147,319
TOTAL COMMON STOCKS (Cost $118,973,308)	$165,346,901

RIGHTS - 0.0%
Federal-Mogul Corp. (Expiration Date:
07/09/2013; Strike Price: $9.78) (I)	5,140	874
TOTAL RIGHTS (Cost $0)	$874

SECURITIES LENDING COLLATERAL - 14.8%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,479,012	24,807,722
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,810,372)	$24,807,722

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.0914% (Y)	1,477,960	1,477,960
TOTAL SHORT-TERM INVESTMENTS (Cost $1,477,960)	$1,477,960
Total Investments (Small Cap Opportunities Trust)
(Cost $145,261,640) - 114.4%	$191,633,457
Other assets and liabilities, net - (14.4%)		(24,099,437)
TOTAL NET ASSETS - 100.0%		$167,534,020

Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.7%
Consumer Discretionary - 13.1%
Diversified Consumer Services - 1.6%
Matthews International Corp., Class A (L)	295,580	$11,143,365
Hotels, Restaurants & Leisure - 2.3%
CEC Entertainment, Inc. (L)	333,640	13,692,586
Choice Hotels International, Inc. (L)	59,300	2,353,617
		16,046,203
Household Durables - 1.6%
Helen of Troy, Ltd. (I)	303,520	11,646,062
Media - 1.1%
Arbitron, Inc.	164,900	7,659,605
Multiline Retail - 1.5%
Fred’s, Inc., Class A (L)	698,822	10,824,753
Specialty Retail - 5.0%
Advance Auto Parts, Inc.	35,520	2,883,158
Ascena Retail Group, Inc. (I)	667,160	11,641,942
Stage Stores, Inc. (L)	351,589	8,262,342
The Cato Corp., Class A (L)	497,346	12,413,756
		35,201,198
		92,521,186
Consumer Staples - 2.1%
Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc. (L)	151,680	9,125,069
Food Products - 0.8%
Post Holdings, Inc. (I)(L)	132,560	5,787,570
		14,912,639
Energy - 6.0%
Energy Equipment & Services - 2.8%
Bristow Group, Inc.	52,380	3,421,462
Era Group, Inc. (I)	258,527	6,760,481
SEACOR Holdings, Inc. (L)	113,938	9,462,551
		19,644,494
Oil, Gas & Consumable Fuels - 3.2%
Diamondback Energy, Inc. (I)(L)	189,161	6,302,845
Halcon Resources Corp. (I)(L)	337,316	1,912,582
Scorpio Tankers, Inc.	1,510,600	13,565,188
Whiting Petroleum Corp. (I)	17,800	820,402
		22,601,017
		42,245,511

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials - 20.5%
Capital Markets - 0.3%
Ares Capital Corp.	101,536	$1,746,419
Commercial Banks - 8.7%
First Busey Corp. (L)	754,506	3,395,277
First Midwest Bancorp, Inc.	727,921	9,987,076
First Niagara Financial Group, Inc.	731,702	7,368,239
Hancock Holding Company	206,330	6,204,343
International Bancshares Corp.	519,740	11,735,729
MB Financial, Inc.	278,878	7,473,930
Webster Financial Corp. (L)	480,420	12,337,186
Westamerica Bancorp. (L)	69,760	3,187,334
		61,689,114
Insurance - 5.9%
Alleghany Corp. (I)	6,628	2,540,579
AMERISAFE, Inc.	145,000	4,696,550
Assured Guaranty, Ltd.	347,167	7,658,504
National Financial Partners Corp. (I)	193,900	4,907,609
Platinum Underwriters Holdings, Ltd.	121,989	6,980,211
Primerica, Inc.	290,790	10,887,178
Reinsurance Group of America, Inc.	35,400	2,446,494
White Mountains Insurance Group, Ltd.	2,640	1,517,842
		41,634,967
Real Estate Investment Trusts - 3.4%
Campus Crest Communities, Inc.	665,137	7,675,681
Corrections Corp. of America	44,124	1,494,480
DiamondRock Hospitality Company	581,108	5,415,927
Mack-Cali Realty Corp.	169,590	4,153,259
Mid-America Apartment Communities, Inc.	18,000	1,219,860
Summit Hotel Properties, Inc.	422,100	3,988,845
		23,948,052
Thrifts & Mortgage Finance - 2.2%
Flushing Financial Corp.	271,532	4,466,701
Northwest Bancshares, Inc. (L)	813,530	10,990,790
		15,457,491
		144,476,043
Health Care - 10.1%
Health Care Equipment & Supplies - 2.7%
Haemonetics Corp. (I)(L)	29,900	1,236,365
ICU Medical, Inc. (I)(L)	134,840	9,716,570
STERIS Corp.	194,140	8,324,723
		19,277,658
Health Care Providers & Services - 2.5%
Amsurg Corp. (I)	335,070	11,760,957
Corvel Corp. (I)	188,930	5,529,981
		17,290,938
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (I)	575,200	7,443,088
Life Sciences Tools & Services - 3.8%
Charles River
Laboratories International, Inc. (I)	377,980	15,508,519
ICON PLC (I)	328,200	11,628,126
		27,136,645
		71,148,329
Industrials - 22.5%
Aerospace & Defense - 1.3%
Cubic Corp.	188,050	9,045,205

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air Freight & Logistics - 2.3%
Atlas Air Worldwide Holdings, Inc. (I)	203,520	$8,906,035
UTi Worldwide, Inc.	453,030	7,461,404
		16,367,439
Commercial Services & Supplies - 6.1%
ACCO Brands Corp. (I)(L)	1,270,210	8,078,536
G&K Services, Inc., Class A	279,350	13,297,060
McGrath RentCorp. (L)	25,000	854,000
Standard Parking Corp. (I)	290,038	6,224,215
United Stationers, Inc. (L)	431,878	14,489,507
		42,943,318
Electrical Equipment - 3.9%
Acuity Brands, Inc.	81,780	6,176,026
Belden, Inc.	436,429	21,790,900
		27,966,926
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	145,096	9,040,932
Machinery - 5.6%
Albany International Corp., Class A	417,184	13,758,728
ESCO Technologies, Inc.	272,032	8,808,396
Flowserve Corp.	45,450	2,454,755
Mueller Industries, Inc.	283,530	14,298,418
		39,320,297
Professional Services - 0.3%
Towers Watson & Company, Class A	29,010	2,377,079
Trading Companies & Distributors - 1.7%
GATX Corp. (L)	248,950	11,807,699
		158,868,895
Information Technology - 10.0%
Computers & Peripherals - 1.7%
Diebold, Inc.	353,870	11,921,880
Electronic Equipment, Instruments & Components - 3.2%
Coherent, Inc.	114,350	6,297,255
MTS Systems Corp. (L)	151,628	8,582,145
ScanSource, Inc. (I)	242,200	7,750,400
		22,629,800
IT Services - 2.5%
Forrester Research, Inc.	298,193	10,940,701
MAXIMUS, Inc.	88,580	6,597,438
		17,538,139
Office Electronics - 1.1%
Zebra Technologies Corp., Class A (I)	178,060	7,734,926
Semiconductors & Semiconductor Equipment - 0.2%
Maxim Integrated Products, Inc.	66,630	1,850,981
Software - 1.3%
MICROS Systems, Inc. (I)(L)	52,700	2,274,005
Verint Systems, Inc. (I)	191,500	6,792,505
		9,066,510
		70,742,236
Materials - 7.0%
Chemicals - 3.8%
Innospec, Inc.	212,270	8,529,009
Koppers Holdings, Inc. (L)	143,978	5,497,080
Sensient Technologies Corp.	161,070	6,518,503
Zep, Inc.	423,250	6,700,048
		27,244,640

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers & Packaging - 2.1%
Aptargroup, Inc. (L)	149,668	$8,263,170
Greif, Inc., Class A	121,720	6,410,992
		14,674,162
Paper & Forest Products - 1.1%
Deltic Timber Corp. (L)	137,366	7,942,502
		49,861,304
Utilities - 4.4%
Electric Utilities - 1.1%
UNS Energy Corp.	144,290	6,454,092
Westar Energy, Inc.	32,370	1,034,545
		7,488,637
Gas Utilities - 3.3%
Atmos Energy Corp.	189,390	7,776,353
New Jersey Resources Corp. (L)	68,204	2,832,512
The Laclede Group, Inc.	126,700	5,785,122
UGI Corp.	47,960	1,875,716
WGL Holdings, Inc.	121,450	5,249,069
		23,518,772
		31,007,409
TOTAL COMMON STOCKS (Cost $479,122,454)	$675,783,552

SECURITIES LENDING COLLATERAL - 7.3%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	5,127,389	51,310,296
TOTAL SECURITIES LENDING
COLLATERAL (Cost $51,317,294)	$51,310,296

SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreement - 4.1%
Bank of America Tri-Party Repurchase
Agreement dated 06/28/2013 at 0.130% to
be repurchased at $29,000,314 on 07/01/13,
collateralized by $29,763,718 Government
National Mortgage Association, 3.000% due
10/15/2042 (valued at $29,580,001,
including interest)	$29,000,000	$29,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $29,000,000)	$29,000,000
Total Investments (Small Cap Value Trust)
(Cost $559,439,748) - 107.1%	$756,093,848
Other assets and liabilities, net - (7.1%)		(50,048,894)
TOTAL NET ASSETS - 100.0%		$706,044,954

Small Company Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.7%
Consumer Discretionary - 16.0%
Auto Components - 1.8%
Tenneco, Inc. (I)	25,389	$1,149,614
TRW Automotive Holdings Corp. (I)	13,954	927,104
		2,076,718
Distributors - 1.1%
Pool Corp.	22,499	1,179,173

Small Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 5.2%
Choice Hotels International, Inc. (L)	15,594	$618,926
Domino’s Pizza, Inc.	20,614	1,198,704
Jack in the Box, Inc. (I)	27,352	1,074,660
Life Time Fitness, Inc. (I)(L)	18,692	936,656
Penn National Gaming, Inc. (I)(L)	23,216	1,227,197
The Cheesecake Factory, Inc.	20,595	862,725
		5,918,868
Household Durables - 0.7%
Ethan Allen Interiors, Inc. (L)	25,177	725,098
Leisure Equipment & Products - 0.6%
Brunswick Corp.	22,240	710,568
Media - 1.1%
Sinclair Broadcast Group, Inc., Class A	43,685	1,283,465
Specialty Retail - 4.0%
DSW, Inc., Class A	14,467	1,062,890
Group 1 Automotive, Inc. (L)	13,662	878,876
Monro Muffler Brake, Inc. (L)	18,052	867,399
Tractor Supply Company	9,208	1,082,953
Vitamin Shoppe, Inc. (I)(L)	13,098	587,314
		4,479,432
Textiles, Apparel & Luxury Goods - 1.5%
Steven Madden, Ltd. (I)	17,536	848,392
Under Armour, Inc., Class A (I)	13,628	813,728
		1,662,120
		18,035,442
Consumer Staples - 2.4%
Food & Staples Retailing - 0.7%
Harris Teeter Supermarkets, Inc.	15,887	744,465
Food Products - 1.7%
B&G Foods, Inc. (L)	27,569	938,724
Lancaster Colony Corp.	12,482	973,471
		1,912,195
		2,656,660
Energy - 6.6%
Energy Equipment & Services - 3.2%
Atwood Oceanics, Inc. (I)	15,675	815,884
Dresser-Rand Group, Inc. (I)	15,510	930,290
Dril-Quip, Inc. (I)	11,547	1,042,579
Patterson-UTI Energy, Inc. (L)	41,955	812,039
		3,600,792
Oil, Gas & Consumable Fuels - 3.4%
Berry Petroleum Company, Class A	18,607	787,448
Energen Corp.	15,029	785,416
Oasis Petroleum, Inc. (I)(L)	26,506	1,030,288
Resolute Energy Corp. (I)	53,480	426,770
Ultra Petroleum Corp. (I)(L)	42,590	844,134
		3,874,056
		7,474,848
Financials - 10.0%
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (I)	7,450	1,221,353
Greenhill & Company, Inc. (L)	14,031	641,778
SEI Investments Company	34,191	972,050
Stifel Financial Corp. (I)(L)	30,462	1,086,580
		3,921,761

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks - 4.0%
East West Bancorp, Inc.	33,758	$928,345
Huntington Bancshares, Inc.	91,244	719,003
PrivateBancorp, Inc.	45,456	964,122
Prosperity Bancshares, Inc.	17,429	902,648
SVB Financial Group (I)	12,784	1,065,163
		4,579,281
Insurance - 0.7%
Brown & Brown, Inc.	26,458	853,006
Real Estate Investment Trusts - 1.8%
Colonial Properties Trust	35,175	848,421
Corrections Corp. of America	33,611	1,138,405
		1,986,826
		11,340,874
Health Care - 18.0%
Biotechnology - 3.8%
Acorda Therapeutics, Inc. (I)	17,841	588,575
Amarin Corp. PLC, ADR (I)(L)	51,731	300,040
BioMarin Pharmaceutical, Inc. (I)	14,650	817,324
Incyte Corp. (I)(L)	40,336	887,392
Seattle Genetics, Inc. (I)(L)	23,327	733,867
United Therapeutics Corp. (I)(L)	14,693	967,093
		4,294,291
Health Care Equipment & Supplies - 4.4%
Insulet Corp. (I)(L)	25,533	801,992
Masimo Corp.	27,840	590,208
Meridian Bioscience, Inc. (L)	23,278	500,477
NuVasive, Inc. (I)	29,394	728,677
Sirona Dental Systems, Inc. (I)	11,256	741,545
STERIS Corp.	22,747	975,391
Thoratec Corp. (I)	21,921	686,347
		5,024,637
Health Care Providers & Services - 5.2%
Centene Corp. (I)	21,255	1,115,037
Chemed Corp. (L)	13,403	970,779
Health Management
Associates, Inc., Class A (I)	66,761	1,049,483
HealthSouth Corp. (I)	29,945	862,416
MEDNAX, Inc. (I)	9,580	877,336
VCA Antech, Inc. (I)	36,299	947,041
		5,822,092
Health Care Technology - 0.4%
HMS Holdings Corp. (I)(L)	20,858	485,991
Life Sciences Tools & Services - 2.4%
PAREXEL International Corp. (I)(L)	30,577	1,404,707
PerkinElmer, Inc.	22,819	741,618
Techne Corp.	8,155	563,347
		2,709,672
Pharmaceuticals - 1.8%
Jazz Pharmaceuticals PLC (I)	14,113	969,986
Salix Pharmaceuticals, Ltd. (I)	15,714	1,039,481
		2,009,467
		20,346,150
Industrials - 15.9%
Aerospace & Defense - 1.5%
Hexcel Corp. (I)	24,105	820,775

Small Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace & Defense (continued)
TransDigm Group, Inc.	5,704	$894,216
		1,714,991
Air Freight & Logistics - 1.5%
Forward Air Corp.	22,450	859,386
Hub Group, Inc., Class A (I)	23,901	870,474
		1,729,860
Building Products - 1.0%
AO Smith Corp.	29,908	1,085,062
Commercial Services & Supplies - 1.3%
Steelcase, Inc., Class A	50,251	732,660
Tetra Tech, Inc. (I)	33,104	778,275
		1,510,935
Construction & Engineering - 0.9%
MasTec, Inc. (I)(L)	30,835	1,014,472
Electrical Equipment - 1.1%
Acuity Brands, Inc.	12,882	972,849
Regal-Beloit Corp.	3,487	226,097
		1,198,946
Machinery - 5.3%
Crane Company	15,880	951,530
ITT Corp.	31,434	924,474
Lincoln Electric Holdings, Inc.	20,089	1,150,497
Lindsay Corp. (L)	11,438	857,621
WABCO Holdings, Inc. (I)	12,615	942,214
Wabtec Corp.	22,014	1,176,208
		6,002,544
Marine - 0.9%
Kirby Corp. (I)	13,357	1,062,416
Road & Rail - 0.8%
Swift Transportation Company (I)	51,218	847,146
Trading Companies & Distributors - 1.6%
Watsco, Inc. (L)	11,167	937,581
WESCO International, Inc. (I)(L)	13,293	903,392
		1,840,973
		18,007,345
Information Technology - 23.5%
Communications Equipment - 0.6%
ARRIS Group, Inc. (I)	49,240	706,594
Electronic Equipment, Instruments & Components - 3.7%
Cognex Corp.	18,182	822,190
IPG Photonics Corp. (L)	10,158	616,895
Littelfuse, Inc.	14,356	1,071,101
National Instruments Corp.	28,372	792,714
SYNNEX Corp. (I)(L)	20,367	861,117
		4,164,017
Internet Software & Services - 4.4%
CoStar Group, Inc. (I)(L)	15,512	2,002,134
Dealertrack Technologies, Inc. (I)(L)	25,584	906,441
OpenTable, Inc. (I)(L)	12,679	810,822
ValueClick, Inc. (I)	51,167	1,262,802
		4,982,199
IT Services - 0.9%
Alliance Data Systems Corp. (I)(L)	5,150	932,305
EPAM Systems, Inc. (I)(L)	3,659	99,452
		1,031,757

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.3%
Microsemi Corp. (I)	35,864	$815,906
MKS Instruments, Inc.	24,896	660,740
Power Integrations, Inc. (L)	21,592	875,772
Semtech Corp. (I)	27,316	956,879
Silicon Laboratories, Inc. (I)	18,752	776,520
Teradyne, Inc. (I)	46,337	814,141
		4,899,958
Software - 9.6%
ANSYS, Inc. (I)	12,927	944,964
Aspen Technology, Inc. (I)	47,948	1,380,423
Cadence Design Systems, Inc. (I)	61,500	890,520
CommVault Systems, Inc. (I)	12,827	973,441
Informatica Corp. (I)	31,682	1,108,236
Interactive Intelligence Group (I)	18,547	957,025
Manhattan Associates, Inc. (I)	21,454	1,655,391
Mentor Graphics Corp.	47,260	923,933
MICROS Systems, Inc. (I)(L)	17,706	764,014
MicroStrategy, Inc., Class A (I)	5,589	486,019
SolarWinds, Inc. (I)	18,446	715,889
		10,799,855
		26,584,380
Materials - 3.2%
Chemicals - 1.9%
Intrepid Potash, Inc. (L)	20,881	397,783
Olin Corp. (L)	34,895	834,688
Rockwood Holdings, Inc.	13,509	864,981
		2,097,452
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	8,451	831,747
Metals & Mining - 0.6%
Carpenter Technology Corp.	15,056	678,574
		3,607,773
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp., Class A (I)(L)	18,424	1,365,587
Utilities - 0.9%
Electric Utilities - 0.9%
ITC Holdings Corp. (L)	10,404	949,885
TOTAL COMMON STOCKS (Cost $77,183,620)	$110,368,944

SECURITIES LENDING COLLATERAL - 18.4%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,081,356	20,828,341
TOTAL SECURITIES LENDING
COLLATERAL (Cost $20,830,677)	$20,828,341

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
State Street Institutional Liquid Reserves
Fund, 0.0914% (Y)	2,171,843	2,171,843
TOTAL SHORT-TERM INVESTMENTS (Cost $2,171,843)	$2,171,843
Total Investments (Small Company Growth Trust)
(Cost $100,186,140) - 118.0%	$133,369,128
Other assets and liabilities, net - (18.0%)		(20,368,493)
TOTAL NET ASSETS - 100.0%		$113,000,635

Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 15.1%
Auto Components - 1.5%
Drew Industries, Inc.	104,300	$4,101,075
Modine Manufacturing Company (I)(L)	155,200	1,688,576
		5,789,651
Automobiles - 0.7%
Winnebago Industries, Inc. (I)(L)	130,600	2,741,294
Distributors - 1.2%
Pool Corp.	85,000	4,454,850
Diversified Consumer Services - 1.6%
Ascent Capital Group, Inc., Class A (I)	36,200	2,826,134
Matthews International Corp., Class A (L)	85,100	3,208,270
		6,034,404
Hotels, Restaurants & Leisure - 0.9%
Orient-Express Hotels, Ltd., Class A (I)	180,000	2,188,800
Red Robin Gourmet Burgers, Inc. (I)	20,400	1,125,672
		3,314,472
Household Durables - 2.3%
CSS Industries, Inc.	71,400	1,780,002
Ethan Allen Interiors, Inc. (L)	56,600	1,630,080
M/I Homes, Inc. (I)(L)	57,400	1,317,904
Meritage Homes Corp. (I)	93,700	4,062,832
Stanley Furniture Company, Inc. (I)	53,700	214,800
		9,005,618
Leisure Equipment & Products - 0.4%
Brunswick Corp. (L)	46,600	1,488,870
Media - 0.6%
Saga Communications, Inc., Class A	51,966	2,385,759
Multiline Retail - 0.3%
Fred’s, Inc., Class A (L)	80,400	1,245,396
Specialty Retail - 4.4%
Aaron’s, Inc.	257,400	7,209,774
Haverty Furniture Companies, Inc.	118,800	2,733,588
MarineMax, Inc. (I)(L)	109,400	1,239,502
Stein Mart, Inc.	190,400	2,598,960
The Men’s Wearhouse, Inc.	84,100	3,183,185
		16,965,009
Textiles, Apparel & Luxury Goods - 1.2%
Culp, Inc.	75,800	1,318,162
Fifth & Pacific Companies, Inc. (I)	75,200	1,679,968
The Jones Group, Inc.	66,000	907,500
True Religion Apparel, Inc.	19,800	626,868
		4,532,498
		57,957,821
Consumer Staples - 0.6%
Food & Staples Retailing - 0.4%
Nash Finch Company	61,900	1,362,419
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	233,600	887,680
		2,250,099
Energy - 5.4%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (I)	35,800	1,863,390
C&J Energy Services, Inc. (I)(L)	52,400	1,014,988
CARBO Ceramics, Inc. (L)	23,300	1,571,119
Hercules Offshore, Inc. (I)	125,400	882,816

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
TETRA Technologies, Inc. (I)	165,600	$1,699,056
		7,031,369
Oil, Gas & Consumable Fuels - 3.6%
Cloud Peak Energy, Inc. (I)(L)	84,400	1,390,912
GasLog, Ltd. (L)	163,900	2,097,920
Northern Oil and Gas, Inc. (I)(L)	147,000	1,960,980
Oasis Petroleum, Inc. (I)(L)	97,800	3,801,486
PDC Energy, Inc. (I)(L)	44,900	2,311,452
Swift Energy Company (I)(L)	112,400	1,347,676
Teekay Tankers, Ltd., Class A (L)	274,500	721,935
		13,632,361
		20,663,730
Financials - 24.1%
Capital Markets - 3.4%
Ares Capital Corp.	213,200	3,667,040
Hercules Technology Growth Capital, Inc.	205,600	2,866,064
JMP Group, Inc.	79,900	530,536
KCAP Financial, Inc. (L)	140,500	1,582,030
Piper Jaffray Companies (I)	30,000	948,300
Safeguard Scientifics, Inc. (I)(L)	65,800	1,056,090
Stifel Financial Corp. (I)(L)	65,550	2,338,169
		12,988,229
Commercial Banks - 7.7%
Columbia Banking System, Inc.	59,200	1,409,552
East West Bancorp, Inc.	234,088	6,437,420
Glacier Bancorp, Inc.	153,600	3,408,384
Home BancShares, Inc.	196,000	5,090,120
Signature Bank (I)(L)	36,700	3,046,834
SVB Financial Group (I)	79,100	6,590,612
Wintrust Financial Corp. (L)	92,600	3,544,728
		29,527,650
Diversified Financial Services - 0.5%
Compass Diversified Holdings	114,900	2,014,197
Insurance - 5.3%
Assured Guaranty, Ltd.	72,800	1,605,968
Employers Holdings, Inc.	65,000	1,589,250
Markel Corp. (I)	6,550	3,451,523
Meadowbrook Insurance Group, Inc. (L)	236,500	1,899,095
National Interstate Corp.	105,500	3,085,875
ProAssurance Corp.	169,100	8,820,256
		20,451,967
Real Estate Investment Trusts - 6.8%
Acadia Realty Trust	63,100	1,557,939
CBL & Associates Properties, Inc.	162,000	3,470,040
Cedar Realty Trust, Inc.	180,100	932,918
First Potomac Realty Trust	140,600	1,836,236
Hatteras Financial Corp.	49,500	1,219,680
Kilroy Realty Corp.	75,500	4,002,255
Kite Realty Group Trust	230,300	1,388,709
LaSalle Hotel Properties	109,900	2,714,530
Potlatch Corp.	66,200	2,677,128
PS Business Parks, Inc.	10,200	736,134
Redwood Trust, Inc.	150,500	2,558,500
Saul Centers, Inc.	28,300	1,258,218
Washington Real Estate Investment Trust	57,700	1,552,707
		25,904,994

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. (L)	124,200	$1,443,204
		92,330,241
Health Care - 3.9%
Biotechnology - 0.4%
Momenta Pharmaceuticals, Inc. (I)	93,900	1,414,134
Health Care Equipment & Supplies - 2.2%
Analogic Corp. (L)	26,500	1,929,995
Quidel Corp. (I)(L)	80,300	2,050,059
West Pharmaceutical Services, Inc.	62,100	4,363,146
		8,343,200
Health Care Providers & Services - 1.3%
Landauer, Inc.	26,000	1,256,060
National Healthcare Corp.	49,400	2,361,320
Triple-S Management Corp., Class B (I)	71,400	1,532,958
		5,150,338
		14,907,672
Industrials - 24.9%
Aerospace & Defense - 0.3%
Kratos Defense &
Security Solutions, Inc. (I)(L)	172,600	1,118,448
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	65,200	2,374,584
Airlines - 1.3%
Alaska Air Group, Inc. (I)	92,200	4,794,400
Building Products - 1.4%
Gibraltar Industries, Inc. (I)	135,100	1,967,056
Quanex Building Products Corp. (L)	77,800	1,310,152
Universal Forest Products, Inc.	57,200	2,283,424
		5,560,632
Commercial Services & Supplies - 3.7%
G&K Services, Inc., Class A	69,600	3,312,960
McGrath RentCorp. (L)	132,200	4,515,952
Mine Safety Appliances Company	69,700	3,244,535
Waste Connections, Inc. (L)	74,100	3,048,474
		14,121,921
Construction & Engineering - 1.4%
Aegion Corp. (I)(L)	118,500	2,667,435
Comfort Systems USA, Inc. (L)	105,500	1,574,060
Pike Electric Corp.	91,100	1,120,530
		5,362,025
Electrical Equipment - 1.6%
Belden, Inc.	78,100	3,899,533
Franklin Electric Company, Inc. (L)	66,674	2,243,580
		6,143,113
Machinery - 5.1%
Astec Industries, Inc.	42,100	1,443,609
CIRCOR International, Inc.	49,300	2,507,398
IDEX Corp. (L)	59,600	3,207,076
Nordson Corp.	73,800	5,115,078
Proto Labs, Inc. (I)(L)	19,800	1,286,406
RBC Bearings, Inc. (I)	20,700	1,075,365
Sun Hydraulics Corp.	45,300	1,416,984
Woodward, Inc. (L)	87,600	3,504,000
		19,555,916
Marine - 1.6%
Kirby Corp. (I)(L)	76,200	6,060,948

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional Services - 1.6%
FTI Consulting, Inc. (I)	30,800	$1,013,012
Navigant Consulting Company (I)	143,400	1,720,800
On Assignment, Inc. (I)	114,800	3,067,456
The Dolan Company (I)	123,100	200,653
		6,001,921
Road & Rail - 3.9%
Genesee & Wyoming, Inc., Class A (I)(L)	82,500	6,999,300
Landstar System, Inc.	137,400	7,076,100
Universal Truckload Services, Inc. (I)	35,389	853,229
		14,928,629
Trading Companies & Distributors - 2.4%
Beacon Roofing Supply, Inc. (I)(L)	187,500	7,102,500
Kaman Corp. (L)	61,800	2,135,808
		9,238,308
		95,260,845
Information Technology - 9.6%
Communications Equipment - 1.1%
Ixia (I)	165,000	3,036,000
Sonus Networks, Inc. (I)	389,500	1,172,395
		4,208,395
Computers & Peripherals - 0.2%
Xyratex, Ltd.	76,000	764,560
Electronic Equipment, Instruments & Components - 4.4%
Cognex Corp.	29,400	1,329,468
Electro Rent Corp.	160,900	2,701,511
Electro Scientific Industries, Inc.	147,700	1,589,252
Fabrinet (I)	112,800	1,579,200
Littelfuse, Inc.	55,200	4,118,472
Methode Electronics, Inc.	61,200	1,041,012
Newport Corp. (I)	95,000	1,323,350
SYNNEX Corp. (I)(L)	73,400	3,103,352
		16,785,617
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (I)	126,400	2,200,624
ATMI, Inc. (I)	59,900	1,416,635
Brooks Automation, Inc.	116,100	1,129,653
Cabot Microelectronics Corp. (I)(L)	75,300	2,485,653
Entegris, Inc. (I)	164,100	1,540,899
Teradyne, Inc. (I)(L)	145,500	2,556,435
		11,329,899
Software - 1.0%
Accelrys, Inc. (I)	85,100	714,840
Progress Software Corp. (I)(L)	132,700	3,053,427
		3,768,267
		36,856,738
Materials - 9.5%
Chemicals - 2.5%
American Vanguard Corp.	96,500	2,260,995
Innospec, Inc.	126,100	5,066,698
Minerals Technologies, Inc.	56,800	2,348,112
		9,675,805
Construction Materials - 0.4%
Texas Industries, Inc. (I)(L)	22,700	1,478,678
Containers & Packaging - 1.9%
Aptargroup, Inc.	90,500	4,996,505

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
Myers Industries, Inc.	150,200	$2,254,502
		7,251,007
Metals & Mining - 2.7%
AMCOL International Corp. (L)	62,800	1,990,132
Carpenter Technology Corp.	64,800	2,920,536
Franco-Nevada Corp.	41,800	1,496,406
North American Palladium, Ltd. (I)(L)	565,400	559,746
Royal Gold, Inc. (L)	38,100	1,603,248
Schnitzer Steel Industries, Inc., Class A (L)	43,800	1,024,044
Stillwater Mining Company (I)(L)	72,200	775,428
		10,369,540
Paper & Forest Products - 2.0%
Clearwater Paper Corp. (I)	67,800	3,190,668
Deltic Timber Corp.	46,400	2,682,848
Wausau Paper Corp. (L)	145,800	1,662,120
		7,535,636
		36,310,666
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	171,500	2,070,005
Utilities - 4.2%
Electric Utilities - 2.4%
Cleco Corp.	88,800	4,122,984
El Paso Electric Company	81,000	2,860,110
PNM Resources, Inc.	74,100	1,644,279
UNS Energy Corp.	11,100	496,503
		9,123,876
Gas Utilities - 0.7%
Southwest Gas Corp.	61,900	2,896,301
Multi-Utilities - 1.1%
Black Hills Corp.	42,100	2,052,375
NorthWestern Corp.	54,500	2,174,550
		4,226,925
		16,247,102
TOTAL COMMON STOCKS (Cost $257,233,816)	$374,854,919

INVESTMENT COMPANIES - 0.3%
iShares Russell 2000 Value Index Fund (L)	15,300	1,314,270
TOTAL INVESTMENT COMPANIES (Cost $906,911)	$1,314,270

SECURITIES LENDING COLLATERAL - 16.2%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	6,208,574	62,129,824
TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,135,551)	$62,129,824

SHORT-TERM INVESTMENTS - 1.6%

MONEY MARKET FUNDS - 1.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	450,001	450,001

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
MONEY MARKET FUNDS (continued)
T.Rowe Price Reserve Investment
Fund, 0.0501% (Y)	5,550,726	$5,550,726
		6,000,727
TOTAL SHORT-TERM INVESTMENTS (Cost $6,000,727)	$6,000,727
Total Investments (Small Company Value Trust)
(Cost $326,277,005) - 115.9%	$444,299,740
Other assets and liabilities, net - (15.9%)		(60,888,653)
TOTAL NET ASSETS - 100.0%		$383,411,087

Smaller Company Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.7%
Consumer Discretionary - 14.2%
Auto Components - 1.1%
American Axle &
Manufacturing Holdings, Inc. (I)	1,966	$36,610
Dorman Products, Inc. (L)	1,310	59,775
Drew Industries, Inc.	955	37,551
Federal-Mogul Corp. (I)	555	5,667
Fuel Systems Solutions, Inc. (I)	663	11,861
Gentherm, Inc. (I)	30,940	574,556
Modine Manufacturing Company (I)	2,015	21,923
Stoneridge, Inc. (I)	418	4,866
Tenneco, Inc. (I)	37,318	1,689,759
		2,442,568
Automobiles - 1.1%
Harley-Davidson, Inc.	44,180	2,421,948
Thor Industries, Inc. (L)	2,021	99,393
Winnebago Industries, Inc. (I)	1,263	26,510
		2,547,851
Distributors - 0.4%
Pool Corp. (L)	17,314	907,427
Diversified Consumer Services - 2.0%
American Public Education, Inc. (I)	759	28,204
Apollo Group, Inc., Class A (I)(L)	1,585	28,086
Ascent Capital Group, Inc., Class A (I)	352	27,481
Capella Education Company (I)	18,939	788,809
Career Education Corp. (I)	1,663	4,823
Coinstar, Inc. (I)	1,253	73,514
Grand Canyon Education, Inc. (I)	26,879	866,310
ITT Educational Services, Inc. (I)	734	17,910
K12, Inc. (I)	97,010	2,548,453
LifeLock, Inc. (I)(L)	1,947	22,799
Matthews International Corp., Class A	1,242	46,823
Sotheby’s (L)	3,048	115,550
		4,568,762
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (I)	20,434	734,398
Ameristar Casinos, Inc.	1,480	38,909
Bally Technologies, Inc. (I)(L)	1,855	104,659
Biglari Holdings, Inc. (I)	18	7,387
BJ’s Restaurants, Inc. (I)	1,137	42,183
Bloomin’ Brands, Inc. (I)	1,093	27,194
Boyd Gaming Corp. (I)(L)	1,642	18,555
Bravo Brio Restaurant Group, Inc. (I)	837	14,915

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Brinker International, Inc.	3,177	$125,269
Buffalo Wild Wings, Inc. (I)	836	82,062
Caesars Entertainment Corp. (I)(L)	1,688	23,126
CEC Entertainment, Inc.	267	10,958
Choice Hotels International, Inc. (L)	721	28,616
Chuy’s Holdings, Inc. (I)	656	25,151
Del Frisco’s Restaurant Group, Inc. (I)	482	10,320
Denny’s Corp. (I)	101,612	571,059
DineEquity, Inc.	732	50,413
Domino’s Pizza, Inc.	2,533	147,294
Ignite Restaurant Group, Inc. (I)	346	6,529
Interval Leisure Group, Inc.	1,533	30,537
Jack in the Box, Inc. (I)	1,856	72,922
Krispy Kreme Doughnuts, Inc. (I)	2,635	45,981
Life Time Fitness, Inc. (I)(L)	1,841	92,253
Marriott Vacations Worldwide Corp. (I)	946	40,905
Noodles & Company (I)	225	8,269
Orient-Express Hotels, Ltd., Class A (I)	4,161	50,598
Papa John’s International, Inc. (I)	756	49,420
Pinnacle Entertainment, Inc. (I)	1,311	25,787
Red Robin Gourmet Burgers, Inc. (I)	299	16,499
Scientific Games Corp., Class A (I)	2,101	23,636
SHFL Entertainment, Inc. (I)	2,527	44,753
Six Flags Entertainment Corp.	16,290	572,756
Sonic Corp. (I)(L)	2,367	34,464
Texas Roadhouse, Inc.	2,799	70,031
The Cheesecake Factory, Inc. (L)	2,245	94,043
Vail Resorts, Inc. (L)	805	49,524
		3,391,375
Household Durables - 0.6%
Beazer Homes USA, Inc. (I)(L)	564	9,881
Blyth, Inc.	230	3,211
Cavco Industries, Inc. (I)	280	14,126
Ethan Allen Interiors, Inc. (L)	1,166	33,581
Helen of Troy, Ltd. (I)	475	18,226
Hovnanian Enterprises, Inc., Class A (I)(L)	5,018	28,151
iRobot Corp. (I)(L)	1,189	47,287
KB Home	3,375	66,251
La-Z-Boy, Inc.	39,738	805,489
Libbey, Inc. (I)	883	21,166
M/I Homes, Inc. (I)	535	12,284
Meritage Homes Corp. (I)	1,526	66,167
NACCO Industries, Inc., Class A	230	13,174
Skullcandy, Inc. (I)	196	1,070
Standard Pacific Corp. (I)	6,793	56,586
The Ryland Group, Inc.	2,041	81,844
Zagg, Inc. (I)(L)	392	2,097
		1,280,591
Internet & Catalog Retail - 0.6%
Blue Nile, Inc. (I)	560	21,157
Groupon, Inc. (I)	11,779	100,122
HomeAway, Inc. (I)	1,502	48,575
HSN, Inc.	1,731	92,989
Liberty Ventures, Series A (I)	1,586	134,826
Orbitz Worldwide, Inc. (I)	1,188	9,540
Overstock.com, Inc. (I)	739	20,840
Shutterfly, Inc. (I)(L)	18,163	1,013,314
Vitacost.com, Inc. (I)(L)	979	8,273
		1,449,636
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (L)	18,872	848,863

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Brunswick Corp.	4,048	$129,334
LeapFrog Enterprises, Inc. (I)(L)	2,644	26,017
Smith & Wesson Holding Corp. (I)(L)	2,881	28,752
Sturm Ruger & Company, Inc. (L)	865	41,555
		1,074,521
Media - 1.3%
AMC Networks, Inc., Class A (I)	2,585	169,085
Arbitron, Inc.	1,078	50,073
Clear Channel Outdoor
Holdings, Inc., Class A (I)	1,049	7,826
Cumulus Media, Inc., Class A (I)(L)	3,555	12,051
Digital Generation, Inc. (I)	647	4,768
DreamWorks Animation
SKG, Inc., Class A (I)	3,111	79,828
Fisher Communications, Inc.	88	3,615
IMAX Corp. (I)(L)	80,100	1,991,286
LIN TV Corp., Class A (I)	622	9,517
Lions Gate Entertainment Corp. (I)	3,641	100,018
Live Nation Entertainment, Inc. (I)	3,895	60,373
Loral Space & Communications, Inc.	525	31,490
Martha Stewart Living
Omnimedia, Inc., Class A (I)	934	2,251
Morningstar, Inc.	1,041	80,761
Nexstar Broadcasting Group, Inc., Class A	1,130	40,070
ReachLocal, Inc. (I)	449	5,505
The EW Scripps Company, Class A (I)	1,382	21,532
The Madison Square Garden, Inc., Class A (I)	2,681	158,849
The New York Times Company, Class A (I)	2,092	23,138
Valassis Communications, Inc. (L)	615	15,123
		2,867,159
Multiline Retail - 0.1%
Big Lots, Inc. (I)	2,599	81,946
Dillard’s, Inc., Class A (L)	1,261	103,364
Gordmans Stores, Inc. (I)	1	14
Saks, Inc. (I)	1,664	22,697
		208,021
Specialty Retail - 3.3%
Aaron’s, Inc.	3,224	90,304
Aeropostale, Inc. (I)	3,513	48,479
America’s Car-Mart, Inc. (I)	365	15,783
ANN, Inc. (I)	27,121	900,417
Asbury Automotive Group, Inc. (I)	1,260	50,526
Ascena Retail Group, Inc. (I)	6,054	105,642
Barnes & Noble, Inc. (I)(L)	1,049	16,742
Body Central Corp. (I)	481	6,407
Cabela’s, Inc. (I)(L)	2,201	142,537
Chico’s FAS, Inc.	7,470	127,438
Citi Trends, Inc. (I)	444	6,451
Coldwater Creek, Inc. (I)	2	5
Conn’s, Inc. (I)	697	36,077
CST Brands, Inc. (I)	2,720	83,803
Destination Maternity Corp.	252	6,199
Destination XL Group, Inc. (I)	94,660	600,144
DSW, Inc., Class A	1,575	115,715
Express, Inc. (I)	31,466	659,842
Five Below, Inc. (I)	1,333	49,001
Francesca’s Holdings Corp. (I)(L)	1,876	52,134
Genesco, Inc. (I)	1,084	72,617
GNC Holdings, Inc., Class A	4,468	197,530
Group 1 Automotive, Inc.	485	31,200
Haverty Furniture Companies, Inc.	867	19,950

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Hibbett Sports, Inc. (I)(L)	1,159	$64,325
Jos A. Bank Clothiers, Inc. (I)(L)	1,255	51,857
Kirkland’s, Inc. (I)	637	10,988
Lithia Motors, Inc., Class A	515	27,455
Lumber Liquidators Holdings, Inc. (I)	1,219	94,924
Mattress Firm Holding Corp. (I)	606	24,422
Monro Muffler Brake, Inc. (L)	1,330	63,907
New York & Company, Inc. (I)	1,415	8,985
Office Depot, Inc. (I)	10,904	42,198
Penske Automotive Group, Inc.	2,027	61,905
Pier 1 Imports, Inc. (L)	4,275	100,420
rue21, Inc. (I)(L)	694	28,877
Select Comfort Corp. (I)(L)	66,904	1,676,614
Shoe Carnival, Inc.	641	15,390
Stage Stores, Inc. (L)	24,939	586,067
The Buckle, Inc. (L)	1,291	67,158
The Children’s Place Retail Stores, Inc. (I)(L)	10,888	596,662
The Pep Boys - Manny, Moe & Jack (I)(L)	1,074	12,437
The Wet Seal, Inc., Class A (I)	3,624	17,069
Tile Shop Holdings, Inc. (I)	627	18,158
Tilly’s, Inc., Class A (I)	462	7,392
TravelCenters of America, LLC (I)	42,330	463,090
Vitamin Shoppe, Inc. (I)(L)	1,287	57,709
West Marine, Inc. (I)	269	2,959
Winmark Corp.	102	6,617
Zumiez, Inc. (I)	1,056	30,360
		7,572,888
Textiles, Apparel & Luxury Goods - 1.7%
Carter’s, Inc.	2,397	177,546
Columbia Sportswear Company	613	38,404
Crocs, Inc. (I)	31,056	512,424
Deckers Outdoor Corp. (I)(L)	1,544	77,987
Fifth & Pacific Companies, Inc. (I)	5,378	120,145
G-III Apparel Group, Ltd. (I)(L)	15,407	741,385
Hanesbrands, Inc.	4,413	226,916
Maidenform Brands, Inc. (I)	1	17
Movado Group, Inc.	417	14,107
Oxford Industries, Inc. (L)	335	20,904
Peace Mark Holdings, Ltd. (I)	464,000	0
Quiksilver, Inc. (I)	5,632	36,270
Skechers U.S.A., Inc., Class A (I)	1,765	42,378
Steven Madden, Ltd. (I)	1,778	86,020
Tumi Holdings, Inc. (I)	1,980	47,520
Unifi, Inc. (I)	238	4,919
Vera Bradley, Inc. (I)(L)	81,100	1,756,626
		3,903,568
		32,214,367
Consumer Staples - 2.4%
Beverages - 0.0%
Coca-Cola Bottling Company Consolidated	149	9,111
National Beverage Corp.	525	9,172
The Boston Beer
Company, Inc., Class A (I)(L)	393	67,062
		85,345
Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc.	1,719	103,415
Natural Grocers by Vitamin Cottage, Inc. (I)	403	12,493
Pricesmart, Inc. (L)	882	77,290
Rite Aid Corp. (I)	283,706	811,399
Susser Holdings Corp. (I)(L)	11,920	570,730
The Chefs’ Warehouse, Inc. (I)	509	8,755

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
The Fresh Market, Inc. (I)	1,730	$86,016
United Natural Foods, Inc. (I)	2,212	119,426
		1,789,524
Food Products - 1.2%
Annie’s, Inc. (I)	605	25,858
Boulder Brands, Inc. (I)(L)	2,672	32,198
Calavo Growers, Inc.	566	15,390
Chiquita Brands International, Inc. (I)	1	11
Darling International, Inc. (I)	49,326	920,423
Dean Foods Company (I)(L)	8,344	83,607
Flowers Foods, Inc.	5,446	120,084
J&J Snack Foods Corp.	6,325	492,085
Sanderson Farms, Inc.	325	21,587
Seaboard Corp.	16	43,328
SunOpta, Inc. (I)	85,780	651,070
The Hain Celestial Group, Inc. (I)(L)	1,772	115,127
TreeHouse Foods, Inc. (I)	1,624	106,437
WhiteWave Foods Company, Class A (I)(L)	2,177	35,376
WhiteWave Foods Company, Class B (I)(L)	3,101	47,135
		2,709,716
Household Products - 0.0%
WD-40 Company	333	18,142
Personal Products - 0.4%
Elizabeth Arden, Inc. (I)	1,203	54,219
Inter Parfums, Inc.	18,217	519,549
Medifast, Inc. (I)(L)	592	15,250
Nature’s Sunshine Products, Inc.	2	33
Nu Skin Enterprises, Inc., Class A (L)	2,356	143,999
Prestige Brands Holdings, Inc. (I)	2,291	66,760
Revlon, Inc., Class A (I)	545	12,023
Star Scientific, Inc. (I)(L)	5,337	7,418
USANA Health Sciences, Inc. (I)	324	23,451
		842,702
		5,445,429
Energy - 6.7%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (I)	45,725	2,379,986
Basic Energy Services, Inc. (I)	426	5,150
C&J Energy Services, Inc. (I)(L)	848	16,426
Cal Dive International, Inc. (I)	1,525	2,867
CARBO Ceramics, Inc. (L)	934	62,980
Dril-Quip, Inc. (I)	1,545	139,498
Forum Energy Technologies, Inc. (I)(L)	927	28,209
Geospace Technologies Corp. (I)	9,932	686,103
Gulfmark Offshore, Inc., Class A (L)	12,960	584,366
Helix Energy Solutions Group, Inc. (I)	24,767	570,632
Hornbeck Offshore Services, Inc. (I)(L)	1,433	76,666
ION Geophysical Corp. (I)	1,941	11,685
Lufkin Industries, Inc.	1,513	133,855
Matrix Service Company (I)	1,167	18,182
Nuverra Environmental Solutions, Inc. (I)(L)	6,779	19,659
Oil States International, Inc. (I)	2	185
RigNet, Inc. (I)	387	9,861
RPC, Inc. (L)	1,930	26,653
SEACOR Holdings, Inc. (L)	551	45,761
Tidewater, Inc.	4	228
Vantage Drilling Company (I)	2,842	5,798
Willbros Group, Inc. (I)	618	3,795
		4,828,545

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. (I)	3,821	$8,024
Alon USA Energy, Inc.	1	14
Amyris, Inc. (I)(L)	1,731	5,003
Apco Oil and Gas International, Inc. (I)	1	12
Approach Resources, Inc. (I)(L)	1,664	40,884
Berry Petroleum Company, Class A	2,240	94,797
Bill Barrett Corp. (I)(L)	1,081	21,858
Bonanza Creek Energy, Inc. (I)	55,100	1,953,846
BPZ Resources, Inc. (I)	4,525	8,100
Carrizo Oil & Gas, Inc. (I)(L)	97,487	2,761,807
Clayton Williams Energy, Inc. (I)	270	11,745
Clean Energy Fuels Corp. (I)(L)	2,974	39,257
Cloud Peak Energy, Inc. (I)(L)	960	15,821
Contango Oil & Gas Company	614	20,723
Crosstex Energy, Inc.	560	11,066
CVR Energy, Inc. (L)	507	24,032
Diamondback Energy, Inc. (I)	838	27,922
Enbridge Energy Management LLC (I)(L)	733	22,195
Energy XXI Bermuda, Ltd.	3,028	67,161
Evolution Petroleum Corp. (I)	758	8,270
FX Energy, Inc. (I)	2,268	7,280
Goodrich Petroleum Corp. (I)	619	7,923
Gran Tierra Energy, Inc. (I)	6,326	38,019
Green Plains Renewable Energy, Inc. (I)	1,161	15,465
Gulf Coast Ultra Deep Royalty Trust (I)	5,460	11,138
Gulfport Energy Corp. (I)	3,471	163,380
Halcon Resources Corp. (I)(L)	5,352	30,346
InterOil Corp. (I)(L)	25,280	1,757,213
KiOR, Inc., Class A (I)	718	4,100
Kodiak Oil & Gas Corp. (I)	11,908	105,862
Laredo Petroleum Holdings, Inc. (I)	1,741	35,795
Magnum Hunter Resources Corp. (I)(L)	7,249	26,459
Matador Resources Company (I)	978	11,716
Midstates Petroleum Company, Inc. (I)	1,494	8,083
Northern Oil and Gas, Inc. (I)(L)	2,713	36,191
Oasis Petroleum, Inc. (I)(L)	3,151	122,479
PDC Energy, Inc. (I)(L)	476	24,504
Petroquest Energy, Inc. (I)	2,536	10,043
Quicksilver Resources, Inc. (I)(L)	4,658	7,825
Rentech, Inc.	9,915	20,822
Resolute Energy Corp. (I)	967	7,717
Rex Energy Corp. (I)	43,150	758,577
Rosetta Resources, Inc. (I)	22,925	974,771
Sanchez Energy Corp. (I)(L)	1,279	29,366
SemGroup Corp., Class A	1,882	101,365
Solazyme, Inc. (I)(L)	1,503	17,615
Synergy Resources Corp. (I)	113,444	830,410
Targa Resources Corp.	925	59,505
Transatlantic Petroleum, Ltd. (I)	12	8
Triangle Petroleum Corp. (I)(L)	698	4,893
Vaalco Energy, Inc. (I)	1,605	9,181
World Fuel Services Corp.	1,620	64,768
ZaZa Energy Corp. (I)	1,600	1,920
		10,447,276
		15,275,821
Financials - 6.9%
Capital Markets - 0.7%
Cohen & Steers, Inc.	442	15,019
Diamond Hill Investment Group, Inc.	131	11,142
E*TRADE Financial Corp. (I)	12,865	162,871
Evercore Partners, Inc., Class A	449	17,637
Financial Engines, Inc. (L)	2,158	98,383

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
FXCM, Inc., Class A (L)	23,140	$379,727
GAMCO Investors, Inc., Class A	94	5,209
Greenhill & Company, Inc.	1,178	53,882
GSV Capital Corp. (I)	305	2,397
HFF, Inc., Class A	1,497	26,602
ICG Group, Inc. (I)	1,655	18,867
Ladenburg Thalmann
Financial Services, Inc. (I)	4,958	8,181
Oppenheimer Holdings, Inc., Class A	162	3,084
Pzena Investment Management, Inc., Class A	4	26
Safeguard Scientifics, Inc. (I)	937	15,039
Virtus Investment Partners, Inc. (I)	246	43,362
Waddell & Reed Financial, Inc., Class A	3,842	167,127
Walter Investment Management Corp. (I)	15,410	521,012
WisdomTree Investments, Inc. (I)	4,217	48,791
		1,598,358
Commercial Banks - 2.5%
BBCN Bancorp, Inc.	1	14
Boston Private Financial Holdings, Inc.	94,090	1,001,118
CapitalSource, Inc.	77,261	724,708
Cardinal Financial Corp.	1,358	19,881
First Connecticut Bancorp, Inc.	476	6,626
First Horizon National Corp.	3,822	42,806
FNB United Corp. (I)	469	3,804
Hampton Roads Bankshares, Inc. (I)	7	9
Home BancShares, Inc.	2,020	52,459
Iberiabank Corp.	12,973	695,483
International Bancshares Corp.	8,000	180,640
Investors Bancorp, Inc.	2,009	42,350
National Bank Holdings Corp.	1,285	25,315
Pinnacle Financial Partners, Inc. (I)(L)	29,490	758,188
Popular, Inc. (I)	61,200	1,856,196
Signature Bank (I)	2,118	175,836
Sun Bancorp, Inc. (I)	6	20
SVB Financial Group (I)	703	58,574
Synovus Financial Corp.	21,823	63,723
Taylor Capital Group, Inc. (I)	1	17
Webster Financial Corp.	1	26
		5,707,793
Consumer Finance - 0.2%
Credit Acceptance Corp. (I)	484	50,844
Encore Capital Group, Inc. (I)(L)	364	12,052
First Cash Financial Services, Inc. (I)	4,518	222,331
Netspend Holdings, Inc. (I)	1,559	24,897
Portfolio Recovery Associates, Inc. (I)(L)	760	116,759
World Acceptance Corp. (I)	263	22,865
		449,748
Diversified Financial Services - 0.1%
CBOE Holdings, Inc.	3,918	182,736
MarketAxess Holdings, Inc.	1,594	74,520
NewStar Financial, Inc. (I)(L)	998	13,293
		270,549
Insurance - 1.9%
Amtrust Financial Services, Inc. (L)	679	24,240
Citizens, Inc. (I)(L)	1,880	11,242
eHealth, Inc. (I)	909	20,652
Employers Holdings, Inc.	1,312	32,078
Endurance Specialty Holdings, Ltd. (L)	42,800	2,202,060
Greenlight Capital Re, Ltd., Class A (I)	889	21,807
Hilltop Holdings, Inc. (I)	1,492	24,469
Horace Mann Educators Corp.	37,710	919,370

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Infinity Property & Casualty Corp.	182	$10,876
ProAssurance Corp.	16,846	878,687
		4,145,481
Real Estate Investment Trusts - 1.3%
American Assets Trust, Inc.	1,513	46,691
AmREIT, Inc., Class B	242	4,680
BioMed Realty Trust, Inc.	2,887	58,404
Campus Crest Communities, Inc.	52,030	600,426
Coresite Realty Corp.	952	30,283
Corrections Corp. of America	17,315	586,459
CubeSmart	43,474	694,715
DuPont Fabros Technology, Inc.	2,958	71,436
Equity Lifestyle Properties, Inc.	1,155	90,771
Equity One, Inc.	2,934	66,396
Extra Space Storage, Inc.	4,722	197,993
FelCor Lodging Trust, Inc. (I)	5,015	29,639
First Industrial Realty Trust, Inc.	2,979	45,191
Healthcare Trust of America, Inc.	4,533	50,906
Hudson Pacific Properties, Inc.	1,295	27,558
iStar Financial, Inc. (I)	1,620	18,290
Pebblebrook Hotel Trust	1,792	46,323
Post Properties, Inc.	857	42,413
PS Business Parks, Inc.	872	62,932
Silver Bay Realty Trust Corp.	1,677	27,771
Strategic Hotels & Resorts, Inc. (I)	3,668	32,498
Sunstone Hotel Investors, Inc. (I)	1	12
Tanger Factory Outlet Centers	4,221	141,235
		2,973,022
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc. (I)	1,255	49,886
Altisource Portfolio Solutions SA (I)(L)	736	69,243
Altisource Residential Corp., Class B (I)	3	50
Forest City Enterprises, Inc., Class A (I)	5,758	103,126
Kennedy-Wilson Holdings, Inc.	1	17
Tejon Ranch Company (I)	722	20,570
The St. Joe Company (I)	2,020	42,521
		285,413
Thrifts & Mortgage Finance - 0.1%
Beneficial Mutual Bancorp, Inc. (I)	561	4,712
Doral Financial Corp. (I)	2	2
MGIC Investment Corp. (I)(L)	14,401	87,414
Nationstar Mortgage Holdings, Inc. (I)(L)	507	18,982
Ocwen Financial Corp. (I)	2	82
Radian Group, Inc. (L)	2,635	30,619
TFS Financial Corp. (I)	4,160	46,592
		188,403
		15,618,767
Health Care - 18.3%
Biotechnology - 3.6%
ACADIA Pharmaceuticals, Inc. (I)(L)	2,922	53,034
Achillion Pharmaceuticals, Inc. (I)	2,063	16,875
Acorda Therapeutics, Inc. (I)	1,718	56,677
Aegerion Pharmaceuticals, Inc. (I)(L)	885	56,056
Affymax, Inc. (I)	2	2
Alkermes PLC (I)	5,679	162,874
Alnylam Pharmaceuticals, Inc. (I)	1,628	50,484
AMAG Pharmaceuticals, Inc. (I)	726	16,154
Arena Pharmaceuticals, Inc. (I)(L)	9,762	75,167
Ariad Pharmaceuticals, Inc. (I)	5,363	93,799
Arqule, Inc. (I)	2,717	6,303

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Array BioPharma, Inc. (I)(L)	140,577	$638,220
Astex Pharmaceuticals (I)	182,107	748,460
AVEO Pharmaceuticals, Inc. (I)	1,356	3,390
Biotime, Inc. (I)	777	3,077
Celldex Therapeutics, Inc. (I)	3,618	56,477
Cepheid, Inc. (I)	2,999	103,226
Clovis Oncology, Inc. (I)	528	35,365
Coronado Biosciences, Inc. (I)	935	8,041
Cubist Pharmaceuticals, Inc. (I)	21,034	1,015,942
Curis, Inc. (I)(L)	3,563	11,366
Dendreon Corp. (I)(L)	6,984	28,774
Dyax Corp. (I)	4,409	15,255
Dynavax Technologies Corp. (I)	7,622	8,384
Emergent Biosolutions, Inc. (I)	1,289	18,587
Exact Sciences Corp. (I)(L)	2,875	39,991
Exelixis, Inc. (I)(L)	5,360	24,334
Genomic Health, Inc. (I)(L)	690	21,880
Geron Corp. (I)	8	12
Halozyme Therapeutics, Inc. (I)(L)	4,063	32,260
Hyperion Therapeutics, Inc. (I)	351	7,722
Idenix Pharmaceuticals, Inc. (I)(L)	2,256	8,144
Immunogen, Inc. (I)(L)	2,458	40,778
Immunomedics, Inc. (I)(L)	3,448	18,757
Incyte Corp. (I)	5,409	118,998
Infinity Pharmaceuticals, Inc. (I)	35,114	570,603
Intercept Pharmaceuticals, Inc. (I)	299	13,407
InterMune, Inc. (I)	2,381	22,905
Ironwood Pharmaceuticals, Inc. (I)(L)	4,171	41,501
Isis Pharmaceuticals, Inc. (I)(L)	3,259	87,569
Kythera Biopharmaceuticals, Inc. (I)	453	12,254
Lexicon Pharmaceuticals, Inc. (I)(L)	5,176	11,232
Ligand Pharmaceuticals, Inc., Class B (I)(L)	807	30,198
MannKind Corp. (I)(L)	7,704	50,076
Medivation, Inc. (I)	2	98
Merrimack Pharmaceuticals, Inc. (I)(L)	3,805	25,608
Momenta Pharmaceuticals, Inc. (I)	2,091	31,490
Myriad Genetics, Inc. (I)	36,067	969,120
Neurocrine Biosciences, Inc. (I)	2,986	39,953
NewLink Genetics Corp. (I)	748	14,751
Novavax, Inc. (I)(L)	5,905	12,105
NPS Pharmaceuticals, Inc. (I)(L)	4,504	68,010
Opko Health, Inc. (I)(L)	6,131	43,530
Orexigen Therapeutics, Inc. (I)	3,118	18,240
Osiris Therapeutics, Inc. (I)	757	7,623
Pharmacyclics, Inc. (I)	1	79
Progenics Pharmaceuticals, Inc. (I)	1,917	8,550
PROLOR Biotech, Inc. (I)	2,118	13,322
Protalix BioTherapeutics, Inc. (I)(L)	3,358	16,488
Puma Biotechnology, Inc. (I)	1,094	48,541
Raptor Pharmaceutical Corp. (I)(L)	2,382	22,272
Rigel Pharmaceuticals, Inc. (I)	2,542	8,490
Sangamo Biosciences, Inc. (I)(L)	1,480	11,559
Sarepta Therapeutics, Inc. (I)(L)	1,357	51,634
Savient Pharmaceuticals, Inc. (I)	6	3
Seattle Genetics, Inc. (I)(L)	4,595	144,559
SIGA Technologies, Inc. (I)	2	6
Spectrum Pharmaceuticals, Inc. (L)	2,686	20,038
Sunesis Pharmaceuticals, Inc. (I)	1,388	7,231
Synageva BioPharma Corp. (I)(L)	672	28,224
Synergy Pharmaceuticals, Inc. (I)(L)	2,816	12,165
Synta Pharmaceuticals Corp. (I)	1,856	9,261
Targacept, Inc. (I)	3	13
TESARO, Inc. (I)	659	21,576

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Theravance, Inc. (I)(L)	3,314	$127,688
Threshold Pharmaceuticals, Inc. (I)	2,021	10,630
Trius Therapeutics, Inc. (I)	1,413	11,474
United Therapeutics Corp. (I)(L)	28,030	1,844,935
Vical, Inc. (I)	3,293	10,307
ZIOPHARM Oncology, Inc. (I)	1	2
		8,094,185
Health Care Equipment & Supplies - 5.1%
Abaxis, Inc. (L)	942	44,754
ABIOMED, Inc. (I)	1,643	35,423
Accuray, Inc. (I)(L)	2,050	11,767
Align Technology, Inc. (I)	26,096	966,596
Antares Pharma, Inc. (I)(L)	4,776	19,868
ArthroCare Corp. (I)	1,259	43,473
Atrion Corp.	72	15,747
Cantel Medical Corp.	1,038	35,157
Cyberonics, Inc. (I)	1,240	64,430
Cynosure, Inc., Class A (I)(L)	29,140	757,069
DexCom, Inc. (I)(L)	3,123	70,111
Endologix, Inc. (I)	2,642	35,086
Exactech, Inc. (I)	392	7,742
GenMark Diagnostics, Inc. (I)	1,247	12,894
Globus Medical, Inc., Class A (I)	2,680	45,185
Greatbatch, Inc. (I)	531	17,411
Haemonetics Corp. (I)(L)	20,497	847,551
HeartWare International, Inc. (I)	651	61,917
Hill-Rom Holdings, Inc.	948	31,929
ICU Medical, Inc. (I)	585	42,155
Insulet Corp. (I)(L)	23,504	738,261
Integra LifeSciences Holdings Corp. (I)(L)	946	34,652
MAKO Surgical Corp. (I)(L)	1,801	21,702
Masimo Corp.	2,447	51,876
Meridian Bioscience, Inc. (L)	1,859	39,969
Merit Medical Systems, Inc. (I)	1,810	20,182
Natus Medical, Inc. (I)	475	6,484
Navidea Biopharmaceuticals, Inc. (I)(L)	5,144	13,734
Neogen Corp. (I)	5,997	333,193
Novadaq Technologies, Inc. (I)	41,295	555,831
NuVasive, Inc. (I)	1,977	49,010
NxStage Medical, Inc. (I)	2,264	32,330
OraSure Technologies, Inc. (I)	2,438	9,459
Orthofix International NV (I)	872	23,457
PhotoMedex, Inc. (I)	369	5,882
Quidel Corp. (I)	12,493	318,946
RTI Biologics, Inc. (I)	2,337	8,787
Sirona Dental Systems, Inc. (I)	36,150	2,381,562
Spectranetics Corp. (I)	1,788	33,400
Staar Surgical Company (I)	1,637	16,616
SurModics, Inc. (I)	659	13,187
The Cooper Companies, Inc.	24,014	2,858,867
Thoratec Corp. (I)	18,567	581,333
Tornier BV (I)	1,146	20,055
Unilife Corp. (I)(L)	3,446	10,924
Volcano Corp. (I)(L)	2,428	44,020
West Pharmaceutical Services, Inc.	1,542	108,341
Wright Medical Group, Inc. (I)	1,979	51,870
		11,550,195
Health Care Providers & Services - 2.8%
Acadia Healthcare Company, Inc. (I)(L)	1,461	48,315
Accretive Health, Inc. (I)	2,183	23,598
Air Methods Corp. (L)	1,568	53,124
AMN Healthcare Services, Inc. (I)	63,054	902,933

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Bio-Reference Labs, Inc. (I)(L)	1,119	$32,171
BioScrip, Inc. (I)	2,686	44,319
Brookdale Senior Living, Inc. (I)	4,407	116,521
Capital Senior Living Corp. (I)	1,265	30,234
Catamaran Corp. (I)	23,034	1,122,216
Centene Corp. (I)	2,349	123,229
Chemed Corp. (L)	860	62,290
Corvel Corp. (I)	534	15,630
Emeritus Corp. (I)	1,754	40,658
ExamWorks Group, Inc. (I)(L)	1,394	29,595
Five Star Quality Care, Inc. (I)	99,195	556,484
Gentiva Health Services, Inc. (I)	1	10
HealthSouth Corp. (I)(L)	26,366	759,341
Healthways, Inc. (I)	1,523	26,470
IPC The Hospitalist Company, Inc. (I)	714	36,671
Kindred Healthcare, Inc. (I)	1	13
Landauer, Inc.	426	20,580
LHC Group, Inc. (I)	342	6,696
Magellan Health Services, Inc. (I)	1,212	67,969
Molina Healthcare, Inc. (I)(L)	1,317	48,966
MWI Veterinary Supply, Inc. (I)	545	67,166
National Research Corp., Class B	125	4,368
Team Health Holdings, Inc. (I)	21,552	885,141
Tenet Healthcare Corp. (I)	4,681	215,794
VCA Antech, Inc. (I)	33,386	871,041
WellCare Health Plans, Inc. (I)	1,939	107,711
		6,319,254
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (I)	2,436	31,522
athenahealth, Inc. (I)(L)	1,631	138,178
Computer Programs & Systems, Inc.	473	23,243
Greenway Medical Technologies, Inc. (I)	680	8,391
HealthStream, Inc. (I)	30,639	775,779
HMS Holdings Corp. (I)(L)	32,687	761,607
Medidata Solutions, Inc. (I)	1,052	81,477
Merge Healthcare, Inc. (I)	2,932	10,555
Omnicell, Inc. (I)	42,229	867,806
Quality Systems, Inc.	1,303	24,379
Vocera Communications, Inc. (I)	631	9,276
		2,732,213
Life Sciences Tools & Services - 3.3%
Affymetrix, Inc. (I)	3,045	13,520
Bio-Rad Laboratories, Inc., Class A (I)	891	99,970
Bruker Corp. (I)	4,113	66,425
Charles River
Laboratories International, Inc. (I)	22,965	942,254
Covance, Inc. (I)	33,600	2,558,304
Fluidigm Corp. (I)(L)	1,010	17,635
ICON PLC (I)	24,698	875,050
Illumina, Inc. (I)(L)	35,230	2,636,613
Luminex Corp. (I)	1,684	34,707
PAREXEL International Corp. (I)	2,609	119,857
Sequenom, Inc. (I)(L)	5,152	21,690
Techne Corp.	1,571	108,525
		7,494,550
Pharmaceuticals - 2.3%
Actavis, Inc. (I)	22,680	2,862,670
Akorn, Inc. (I)(L)	3,229	43,656
Ampio Pharmaceuticals, Inc. (I)(L)	1,164	6,716
Auxilium Pharmaceuticals, Inc. (I)	2,125	35,339
AVANIR Pharmaceuticals, Inc., Class A (I)(L)	6,161	28,341

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cadence Pharmaceuticals, Inc. (I)	2,497	$17,030
Corcept Therapeutics, Inc. (I)	2,915	5,043
Depomed, Inc. (I)	2,507	14,064
Endocyte, Inc. (I)(L)	1,207	15,848
Forest Laboratories, Inc.
(German Exchange) (I)	767	445
Hi-Tech Pharmacal Company, Inc.	510	16,932
Impax Laboratories, Inc. (I)(L)	2,919	58,234
Jazz Pharmaceuticals PLC (I)	14,704	1,010,606
Nektar Therapeutics (I)(L)	3,195	36,902
Optimer Pharmaceuticals, Inc. (I)	2,141	30,980
Pacira Pharmaceuticals, Inc. (I)	1,246	36,134
Pain Therapeutics, Inc. (I)	3	7
Pozen, Inc. (I)	1,235	6,187
Questcor Pharmaceuticals, Inc.	2,628	119,469
Sagent Pharmaceuticals, Inc. (I)	452	9,483
Salix Pharmaceuticals, Ltd. (I)	11,165	738,565
Santarus, Inc. (I)	2,769	58,287
Sciclone Pharmaceuticals, Inc. (I)(L)	2,130	10,565
Supernus Pharmaceuticals, Inc. (I)	567	3,646
The Medicines Company (I)	2,415	74,285
ViroPharma, Inc. (I)(L)	2,927	83,859
Vivus, Inc. (I)(L)	2,790	35,098
XenoPort, Inc. (I)	989	4,896
		5,363,287
		41,553,684
Industrials - 20.9%
Aerospace & Defense - 2.2%
Aerovironment, Inc. (I)	856	17,274
American Science & Engineering, Inc.	366	20,496
Astronics Corp. (I)	443	18,105
B/E Aerospace, Inc. (I)	55,330	3,490,216
Cubic Corp.	315	15,152
DigitalGlobe, Inc. (I)	2,645	82,021
GenCorp, Inc. (I)(L)	2,175	35,366
HEICO Corp. (L)	720	36,266
HEICO Corp., Class A	1,350	49,829
Hexcel Corp. (I)	27,454	934,809
Moog, Inc., Class A (I)	1,767	91,054
National Presto Industries, Inc.	216	15,558
Orbital Sciences Corp. (I)	1	17
Taser International, Inc. (I)	2,368	20,175
Teledyne Technologies, Inc. (I)	1,034	79,980
The KEYW Holding Corp. (I)(L)	1,230	16,298
Triumph Group, Inc.	2,250	178,088
		5,100,704
Air Freight & Logistics - 2.2%
Echo Global Logistics, Inc. (I)	615	11,986
Forward Air Corp.	1,329	50,874
Hub Group, Inc., Class A (I)	72,860	2,653,561
Pacer International, Inc. (I)	526	3,319
UTi Worldwide, Inc. (L)	133,950	2,206,157
XPO Logistics, Inc. (I)(L)	810	14,653
		4,940,550
Airlines - 0.6%
Alaska Air Group, Inc. (I)	3,157	164,164
Allegiant Travel Company	8,184	867,422
Hawaiian Holdings, Inc. (I)	1,429	8,731
JetBlue Airways Corp. (I)(L)	10,711	67,479
Republic Airways Holdings, Inc. (I)	1	11
SkyWest, Inc.	1	14

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Spirit Airlines, Inc. (I)	5,558	$176,578
US Airways Group, Inc. (I)(L)	7,312	120,063
		1,404,462
Building Products - 0.8%
AAON, Inc. (L)	12,625	417,635
American Woodmark Corp. (I)	457	15,858
AO Smith Corp.	3,554	128,939
Armstrong World Industries, Inc. (I)	1,193	57,013
Griffon Corp.	1,169	13,151
Lennox International, Inc.	2,143	138,309
Nortek, Inc. (I)	428	27,576
PGT, Inc. (I)	99,170	859,804
Quanex Building Products Corp. (L)	1,664	28,022
Simpson Manufacturing Company, Inc. (L)	648	19,064
Trex Company, Inc. (I)	689	32,721
USG Corp. (I)	2,203	50,779
		1,788,871
Commercial Services & Supplies - 3.0%
ARC Document Solutions, Inc. (I)	2	8
Clean Harbors, Inc. (I)(L)	2,570	129,862
Covanta Holding Corp.	48,340	967,767
EnerNOC, Inc. (I)(L)	1,065	14,122
Healthcare Services Group, Inc.	2,910	71,353
Heritage-Crystal Clean, Inc. (I)	409	5,975
Herman Miller, Inc.	2,625	71,059
InnerWorkings, Inc. (I)(L)	1,466	15,906
Interface, Inc.	2,970	50,401
KAR Auction Services, Inc.	125,400	2,867,898
Knoll, Inc.	2,163	30,736
Mobile Mini, Inc. (I)	1,756	58,211
Performant Financial Corp. (I)	1,289	14,940
Quad/Graphics, Inc. (L)	14,868	358,319
Rollins, Inc.	34,195	885,651
Standard Parking Corp. (I)	684	14,679
Team, Inc. (I)	875	33,119
Tetra Tech, Inc. (I)	2,896	68,085
UniFirst Corp.	5,767	526,239
United Stationers, Inc. (L)	20,064	673,147
		6,857,477
Construction & Engineering - 2.0%
Aegion Corp. (I)(L)	1,134	25,526
Dycom Industries, Inc. (I)	525	12,149
EMCOR Group, Inc.	23,500	955,275
Foster Wheeler AG (I)	4,689	101,798
Furmanite Corp. (I)	1,654	11,065
Great Lakes Dredge & Dock Corp.	1,645	12,864
Layne Christensen Company (I)	1	20
MasTec, Inc. (I)(L)	99,989	3,289,638
MYR Group, Inc. (I)	929	18,069
Orion Marine Group, Inc. (I)	606	7,327
Primoris Services Corp.	1,500	29,580
Sterling Construction Company, Inc. (I)	460	4,168
		4,467,479
Electrical Equipment - 1.7%
Acuity Brands, Inc.	1,249	94,324
American Superconductor Corp. (I)	1	3
AZZ, Inc.	397	15,308
Belden, Inc.	66,320	3,311,358
Capstone Turbine Corp. (I)(L)	13,620	15,935
Ener1, Inc. (I)	28	0
Franklin Electric Company, Inc. (L)	1,798	60,503

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Generac Holdings, Inc.	2,456	$90,897
II-VI, Inc. (I)(L)	2,373	38,585
Polypore International, Inc. (I)	2,093	84,348
Preformed Line Products Company	40	2,652
SolarCity Corp. (I)(L)	675	25,495
The Babcock & Wilcox Company	5,098	153,093
Thermon Group Holdings, Inc. (I)	1,188	24,235
		3,916,736
Industrial Conglomerates - 0.0%
Raven Industries, Inc. (L)	1,630	48,867
Machinery - 2.8%
Actuant Corp., Class A (L)	3,110	102,537
Altra Holdings, Inc.	20,320	556,362
Astec Industries, Inc.	870	29,832
Barnes Group, Inc.	21,805	653,932
Blount International, Inc. (I)	2,204	26,051
Chart Industries, Inc. (I)(L)	10,691	1,005,916
CLARCOR, Inc.	1,113	58,110
Colfax Corp. (I)	3,177	165,553
Columbus McKinnon Corp. (I)	832	17,738
Commercial Vehicle Group, Inc. (I)	1,077	8,034
EnPro Industries, Inc. (I)(L)	16,050	814,698
Federal Signal Corp. (I)	1,818	15,908
Graco, Inc.	2,735	172,879
Hyster-Yale Materials Handling, Inc.	209	13,123
Hyster-Yale Materials Handling, Inc., Class B	95	5,965
John Bean Technologies Corp.	1,299	27,292
Kennametal, Inc.	2	78
Lincoln Electric Holdings, Inc.	3,536	202,507
Lindsay Corp. (L)	576	43,188
Meritor, Inc. (I)	4,368	30,794
Middleby Corp. (I)	843	143,386
Mueller Industries, Inc.	631	31,821
Mueller Water Products, Inc., Class A	2,479	17,130
Navistar International Corp. (I)(L)	2,515	69,816
Nordson Corp.	3	208
PMFG, Inc. (I)	1	7
Proto Labs, Inc. (I)	657	42,685
RBC Bearings, Inc. (I)	1,030	53,509
Rexnord Corp. (I)	1,525	25,696
Sun Hydraulics Corp.	937	29,309
Tennant Company	788	38,037
The Gorman-Rupp Company	707	22,511
The Manitowoc Company, Inc. (L)	5,662	101,406
The Toro Company	18,707	849,485
Titan International, Inc. (L)	1,404	23,685
Trimas Corp. (I)	14,762	550,327
Valmont Industries, Inc.	1,078	154,251
Wabash National Corp. (I)	3,074	31,293
Wabtec Corp.	4	214
Woodward, Inc. (L)	2,774	110,960
		6,246,233
Marine - 0.0%
Genco Shipping & Trading, Ltd. (I)	2	3
Professional Services - 2.2%
Acacia Research Corp.	2,209	49,371
Exponent, Inc.	590	34,875
GP Strategies Corp. (I)	856	20,390
Hill International, Inc. (I)	4	11
Huron Consulting Group, Inc. (I)	16,801	776,878
IHS, Inc., Class A (I)	19,500	2,035,410

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional Services (continued)
Insperity, Inc.	980	$29,694
Kforce, Inc.	1,253	18,294
Korn/Ferry International (I)	1,089	20,408
Mistras Group, Inc. (I)	756	13,290
On Assignment, Inc. (I)	2,004	53,547
Pendrell Corp. (I)	4,758	12,466
Resources Connection, Inc.	1	12
RPX Corp. (I)	1,256	21,101
The Advisory Board Company (I)(L)	1,576	86,128
The Corporate Executive Board Company	14,558	920,357
The Dolan Company (I)	2	3
TrueBlue, Inc. (I)	905	19,050
WageWorks, Inc. (I)	26,270	905,002
		5,016,287
Road & Rail - 1.1%
Amerco, Inc.	5,616	909,230
Avis Budget Group, Inc. (I)	4,815	138,431
Celadon Group, Inc.	976	17,812
Con-way, Inc.	2,514	97,945
Genesee & Wyoming, Inc., Class A (I)(L)	2,076	176,128
Heartland Express, Inc.	1,362	18,891
Knight Transportation, Inc.	2,689	45,229
Landstar System, Inc.	2,087	107,481
Old Dominion Freight Line, Inc. (I)	2,901	120,740
Patriot Transportation Holding, Inc. (I)	1	30
Quality Distribution, Inc. (I)	476	4,208
Roadrunner Transportation Systems, Inc. (I)	772	21,492
Saia, Inc. (I)	544	16,304
Swift Transportation Company (I)	46,978	777,016
		2,450,937
Trading Companies & Distributors - 2.3%
Air Lease Corp.	3,347	92,344
Applied Industrial Technologies, Inc.	1,701	82,209
Beacon Roofing Supply, Inc. (I)(L)	2,176	82,427
CAI International, Inc. (I)	261	6,152
DXP Enterprises, Inc. (I)	3,309	220,379
Edgen Group, Inc. (I)	3	19
H&E Equipment Services, Inc.	1,342	28,276
Kaman Corp. (L)	372	12,856
MRC Global, Inc. (I)	80,182	2,214,627
Rush Enterprises, Inc., Class A (I)(L)	1,258	31,136
Titan Machinery, Inc. (I)	281	5,516
United Rentals, Inc. (I)(L)	4,175	208,374
Watsco, Inc.	1,143	95,966
WESCO International, Inc. (I)(L)	30,656	2,083,382
		5,163,663
		47,402,269
Information Technology - 20.4%
Communications Equipment - 1.5%
Anaren, Inc. (I)	156	3,579
Aruba Networks, Inc. (I)(L)	4,796	73,667
Calix, Inc. (I)	1,537	15,524
Ciena Corp. (I)(L)	4,556	88,478
Digi International, Inc. (I)	3	28
EchoStar Corp., Class A (I)	630	24,639
Extreme Networks, Inc. (I)	3,584	12,365
Finisar Corp. (I)	51,460	872,247
Globecomm Systems, Inc. (I)	965	12,198
Infinera Corp. (I)(L)	5,179	55,260
InterDigital, Inc.	1,847	82,469
Ixia (I)	41,847	769,985

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
JDS Uniphase Corp. (I)	10,554	$151,767
NETGEAR, Inc. (I)(L)	1,726	52,712
Oclaro, Inc. (I)	6	7
Oplink Communications, Inc. (I)	819	14,226
Plantronics, Inc.	15,702	689,632
Polycom, Inc. (I)	2,780	29,301
Procera Networks, Inc. (I)(L)	867	11,904
RADWARE, Ltd., ADR (I)(L)	14,922	205,774
ShoreTel, Inc. (I)	2,375	9,571
Sonus Networks, Inc. (I)	9,452	28,451
ViaSat, Inc. (I)(L)	1,900	135,774
		3,339,558
Computers & Peripherals - 0.2%
3D Systems Corp. (I)(L)	4,250	186,575
Cray, Inc. (I)	1,682	33,034
Electronics for Imaging, Inc. (I)	2,068	58,504
Fusion-io, Inc. (I)(L)	3,252	46,308
Imation Corp. (I)	507	2,145
Intermec, Inc. (I)	1,235	12,140
Intevac, Inc. (I)	1	6
QLogic Corp. (I)	1	10
Quantum Corp. (I)(L)	10,785	14,775
Silicon Graphics International Corp. (I)	1,317	17,621
STEC, Inc. (I)(L)	840	5,645
Super Micro Computer, Inc. (I)	497	5,288
Synaptics, Inc. (I)	1,443	55,642
		437,693
Electronic Equipment, Instruments & Components - 1.6%
Agilysys, Inc. (I)	227	2,563
Anixter International, Inc. (I)	1,233	93,474
Audience, Inc. (I)	423	5,588
Badger Meter, Inc.	303	13,499
Cognex Corp.	919	41,557
Coherent, Inc.	1,087	59,861
DTS, Inc. (I)	840	17,287
Echelon Corp. (I)	3	6
Electro Scientific Industries, Inc.	465	5,003
FARO Technologies, Inc. (I)	762	25,771
FEI Company	1,729	126,200
GSI Group, Inc. (I)	682	5,483
Insight Enterprises, Inc. (I)	99,860	1,771,516
InvenSense, Inc. (I)	1,701	26,161
IPG Photonics Corp. (L)	1,500	91,095
Littelfuse, Inc.	1,060	79,087
Maxwell Technologies, Inc. (I)(L)	810	5,792
Measurement Specialties, Inc. (I)	659	30,663
Mercury Computer Systems, Inc. (I)	1,435	13,231
Methode Electronics, Inc.	10,570	179,796
MTS Systems Corp.	706	39,960
National Instruments Corp.	4,432	123,830
Newport Corp. (I)	40,025	557,548
OSI Systems, Inc. (I)	855	55,079
Plexus Corp. (I)	1,561	46,658
RealD, Inc. (I)(L)	2,013	27,981
Rogers Corp. (I)	763	36,105
ScanSource, Inc. (I)	1	32
Uni-Pixel, Inc. (I)	494	7,267
Universal Display Corp. (I)	1,763	49,558
Zygo Corp. (I)	541	8,553
		3,546,204

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet Software & Services - 1.9%
Angie’s List, Inc. (I)(L)	1,431	$37,993
Bazaarvoice, Inc. (I)	1,604	15,110
Blucora, Inc. (I)(L)	1,742	32,297
Brightcove, Inc. (I)	1,051	9,207
Carbonite, Inc. (I)	292	3,618
comScore, Inc. (I)	1,444	35,219
Constant Contact, Inc. (I)(L)	1,376	22,112
Cornerstone OnDemand, Inc. (I)	1,597	69,134
CoStar Group, Inc. (I)(L)	6,742	870,190
Dealertrack Technologies, Inc. (I)(L)	1,933	68,486
Demand Media, Inc. (I)	1,344	8,064
Demandware, Inc. (I)	533	22,605
Dice Holdings, Inc. (I)(L)	1,842	16,965
E2open, Inc. (I)	394	6,895
Envestnet, Inc. (I)	943	23,198
ExactTarget, Inc. (I)	1,541	51,963
Internap Network Services Corp. (I)	2,159	17,855
Keynote Systems, Inc.	1	20
KIT Digital, Inc. (I)	43	17
Limelight Networks, Inc. (I)	1,703	3,832
Liquidity Services, Inc. (I)(L)	1,133	39,281
LivePerson, Inc. (I)	2,256	20,202
LogMeIn, Inc. (I)	1,003	24,533
MercadoLibre, Inc.	1,486	160,131
Millennial Media, Inc. (I)	1,263	11,001
Move, Inc. (I)	1,502	19,256
NIC, Inc. (L)	32,647	539,655
OpenTable, Inc. (I)(L)	979	62,607
Pandora Media, Inc. (I)(L)	4,962	91,301
Perficient, Inc. (I)	919	12,259
Perion Network, Ltd. (I)(L)	63,521	727,315
Responsys, Inc. (I)	1,643	23,511
Saba Software, Inc. (I)	1	10
SciQuest, Inc. (I)	911	22,821
SPS Commerce, Inc. (I)(L)	8,359	459,745
Stamps.com, Inc. (I)	631	24,855
The Active Network, Inc. (I)(L)	1,916	14,504
Travelzoo, Inc. (I)	345	9,405
Trulia, Inc. (I)(L)	1,055	32,800
ValueClick, Inc. (I)	3,229	79,692
VistaPrint NV (I)(L)	1,356	66,946
Vocus, Inc. (I)	310	3,261
WebMD Health Corp. (I)	1,567	46,023
XO Group, Inc. (I)	1,105	12,376
Yelp, Inc. (I)	1,106	38,456
Zillow, Inc., Class A (I)	891	50,163
Zix Corp. (I)	90,130	381,250
		4,288,139
IT Services - 3.2%
Acxiom Corp. (I)	3,314	75,162
Alliance Data Systems Corp. (I)	12,560	2,273,737
Booz Allen Hamilton Holding Corp.	1,188	20,647
Cardtronics, Inc. (I)	25,181	694,996
Computer Task Group, Inc.	669	15,367
CoreLogic, Inc. (I)	3,953	91,591
DST Systems, Inc.	1,391	90,874
EPAM Systems, Inc. (I)(L)	605	16,444
Euronet Worldwide, Inc. (I)	20,772	661,796
ExlService Holdings, Inc. (I)	1,373	40,586
Forrester Research, Inc.	326	11,961
Heartland Payment Systems, Inc. (L)	1,657	61,723
Higher One Holdings, Inc. (I)	1,256	14,620
iGATE Corp. (I)	1,421	23,333

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT Services (continued)
Interxion Holding NV (I)	21,560	$563,363
Jack Henry & Associates, Inc.	3,674	173,156
MAXIMUS, Inc.	9,735	725,063
MoneyGram International, Inc. (I)	1,038	23,511
NeuStar, Inc., Class A (I)	2,968	144,482
Sapient Corp. (I)(L)	4,960	64,778
ServiceSource International, Inc. (I)(L)	2,204	20,541
Sykes Enterprises, Inc. (I)	1	16
Syntel, Inc.	753	47,341
Teradata Corp. (I)	26,300	1,321,049
Unisys Corp. (I)	1,974	43,566
Virtusa Corp. (I)	818	18,127
WEX, Inc. (I)	1,650	126,555
		7,364,385
Office Electronics - 0.0%
Zebra Technologies Corp., Class A (I)	2,287	99,347
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Energy Industries, Inc. (I)	1,668	29,040
Advanced Micro Devices, Inc. (I)(L)	17,705	72,236
Ambarella, Inc. (I)	607	10,216
Applied Micro Circuits Corp. (I)	3,065	26,972
Brooks Automation, Inc.	1,044	10,158
Cabot Microelectronics Corp. (I)(L)	1,048	34,594
Cavium, Inc. (I)	2,295	81,174
Ceva, Inc. (I)	1,005	19,457
Cirrus Logic, Inc. (I)(L)	2,890	50,170
Cohu, Inc.	518	6,475
Cypress Semiconductor Corp. (I)(L)	91,980	986,945
Diodes, Inc. (I)	36,144	938,660
Entegris, Inc. (I)	6,225	58,453
Entropic Communications, Inc. (I)(L)	3,770	16,098
Exar Corp. (I)	1,759	18,944
Fairchild Semiconductor International, Inc. (I)	102,200	1,410,360
FormFactor, Inc. (I)	2	14
GT Advanced Technologies, Inc. (I)(L)	2,679	11,118
Hittite Microwave Corp. (I)	1,416	82,128
Inphi Corp. (I)	966	10,626
Integrated Device Technology, Inc. (I)	6,535	51,888
Intermolecular, Inc. (I)	800	5,816
International Rectifier Corp. (I)	3,105	65,019
IXYS Corp.	390	4,313
Kopin Corp. (I)	2,781	10,318
Kulicke & Soffa Industries, Inc. (I)	1,687	18,658
Lattice Semiconductor Corp. (I)	5,184	26,283
LTX-Credence Corp. (I)	2,113	12,657
M/A-COM Technology
Solutions Holdings, Inc. (I)	519	7,577
Magnachip Semiconductor Corp. (I)	37,420	683,663
MaxLinear, Inc., Class A (I)	3	21
Micrel, Inc. (L)	2,216	21,894
Microsemi Corp. (I)	1,434	32,624
MKS Instruments, Inc.	829	22,002
Monolithic Power Systems, Inc. (L)	97,531	2,351,472
Nanometrics, Inc. (I)(L)	992	14,553
NVE Corp. (I)	214	10,019
Peregrine Semiconductor Corp. (I)	788	8,597
Power Integrations, Inc.	1,292	52,404
Rambus, Inc. (I)	4,756	40,854
RF Micro Devices, Inc. (I)	12,548	67,132
Rubicon Technology, Inc. (I)	821	6,576
Semtech Corp. (I)	2,972	104,109
Sigma Designs, Inc. (I)	2	10

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Image, Inc. (I)	3,467	$20,282
Silicon Laboratories, Inc. (I)	1,790	74,124
STR Holdings, Inc. (I)	4	9
SunPower Corp. (I)(L)	1,874	38,792
Supertex, Inc.	287	6,862
Teradyne, Inc. (I)	2,989	52,517
Tessera Technologies, Inc.	2,349	48,859
TriQuint Semiconductor, Inc. (I)	7,216	50,007
Ultratech, Inc. (I)	1,223	44,909
Veeco Instruments, Inc. (I)(L)	1,758	62,268
Volterra Semiconductor Corp. (I)	1,122	15,843
Xilinx, Inc.	46,700	1,849,787
		9,756,556
Software - 7.7%
Accelrys, Inc. (I)	1,627	13,667
ACI Worldwide, Inc. (I)	1,771	82,316
Actuate Corp. (I)	2,078	13,798
Advent Software, Inc. (L)	65,974	2,313,048
Aspen Technology, Inc. (I)	37,345	1,075,163
AVG Technologies NV (I)(L)	59,000	1,147,550
Blackbaud, Inc.	2,048	66,703
Bottomline Technologies, Inc. (I)(L)	1,688	42,690
BroadSoft, Inc. (I)(L)	1,193	32,927
Cadence Design Systems, Inc. (I)	12,645	183,100
Citrix Systems, Inc. (I)	29,000	1,749,570
Clicksoftware Technologies, Ltd.	45,369	378,377
CommVault Systems, Inc. (I)	11,953	907,113
Compuware Corp.	9,526	98,594
Comverse, Inc. (I)	985	29,314
Concur Technologies, Inc. (I)(L)	2,122	172,688
Ebix, Inc.	1,056	9,779
Ellie Mae, Inc. (I)	1,116	25,757
Fair Isaac Corp.	1,593	73,007
Fortinet, Inc. (I)	30,700	537,250
Guidewire Software, Inc. (I)	1,771	74,471
Imperva, Inc. (I)	702	31,618
Infoblox, Inc. (I)	1,088	31,835
Interactive Intelligence Group (I)	694	35,810
Jive Software, Inc. (I)(L)	1,034	18,788
Manhattan Associates, Inc. (I)	881	67,978
Mentor Graphics Corp.	34,380	672,129
MicroStrategy, Inc., Class A (I)	407	35,393
Monotype Imaging Holdings, Inc.	1,683	42,765
Netscout Systems, Inc. (I)	20,122	469,647
NetSuite, Inc. (I)	1	92
Pegasystems, Inc.	767	25,403
Progress Software Corp. (I)(L)	864	19,881
Proofpoint, Inc. (I)	661	16,016
PROS Holdings, Inc. (I)	992	29,710
PTC, Inc. (I)	5,380	131,971
QLIK Technologies, Inc. (I)	15,888	449,154
Qualys, Inc. (I)	638	10,285
RealPage, Inc. (I)	8,022	147,123
Rosetta Stone, Inc. (I)	528	7,783
Rovi Corp. (I)	128,130	2,926,489
Seachange International, Inc. (I)(L)	1,364	15,972
SolarWinds, Inc. (I)	3,028	117,517
Sourcefire, Inc. (I)(L)	1,377	76,492
Splunk, Inc. (I)	1,992	92,349
SS&C Technologies Holdings, Inc. (I)	35,947	1,182,656
Synchronoss Technologies, Inc. (I)(L)	1,396	43,095
Tangoe, Inc. (I)(L)	1,361	21,000
Telenav, Inc. (I)	833	4,357

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
TiVo, Inc. (I)	5,638	$62,300
Tyler Technologies, Inc. (I)	11,028	755,969
Ultimate Software Group, Inc. (I)	6,578	771,534
VASCO Data Security International, Inc. (I)	1,383	11,493
Verint Systems, Inc. (I)	2,347	83,248
VirnetX Holding Corp. (I)(L)	1,952	39,020
Vringo, Inc. (I)	1,667	5,284
Zynga, Inc., Class A (I)	25,500	70,890
		17,549,928
		46,381,810
Materials - 3.7%
Chemicals - 2.7%
American Vanguard Corp.	27,322	640,154
Arabian American Development Company (I)	812	7,064
Balchem Corp.	14,741	659,660
Calgon Carbon Corp. (I)(L)	1,573	26,238
Chemtura Corp. (I)	5,807	117,882
Ferro Corp. (I)	1,292	8,979
Flotek Industries, Inc. (I)	42,469	761,894
FMC Corp.	42,410	2,589,555
H.B. Fuller Company	2,258	85,375
Hawkins, Inc.	426	16,780
Innospec, Inc.	1,047	42,068
Intrepid Potash, Inc.	2,543	48,444
Koppers Holdings, Inc.	926	35,355
Kraton Performance Polymers, Inc. (I)	507	10,748
LSB Industries, Inc. (I)	300	9,123
NewMarket Corp. (L)	1,882	494,138
OMNOVA Solutions, Inc. (I)	2,106	16,869
PolyOne Corp.	22,041	546,176
Stepan Company	293	16,294
Tredegar Corp.	344	8,841
Zep, Inc.	849	13,440
		6,155,077
Construction Materials - 0.4%
Eagle Materials, Inc.	1,052	69,716
Headwaters, Inc. (I)	85,847	758,887
Texas Industries, Inc. (I)	411	26,773
United States Lime & Minerals, Inc. (I)	75	3,919
		859,295
Containers & Packaging - 0.4%
Berry Plastics Group, Inc. (I)	31,975	705,688
Graphic Packaging Holding Company (I)	8,579	66,401
Silgan Holdings, Inc.	1,000	46,960
		819,049
Metals & Mining - 0.1%
Allied Nevada Gold Corp. (I)(L)	2,876	18,636
Century Aluminum Company (I)	834	7,740
Coeur d’Alene Mines Corp. (I)	1,416	18,833
General Moly, Inc. (I)	2,633	4,924
Globe Specialty Metals, Inc.	3,041	33,056
Gold Resource Corp.	532	4,634
Molycorp, Inc. (I)(L)	5,933	36,785
Noranda Aluminum Holding Corp.	579	1,870
Paramount Gold and Silver Corp. (I)	5,747	6,839
Royal Gold, Inc.	1	42
SunCoke Energy, Inc. (I)	1,100	15,422
U.S. Silica Holdings, Inc. (L)	950	19,741
Walter Energy, Inc. (L)	18,580	193,232
		361,754

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.1%
Buckeye Technologies, Inc.	1,134	$42,003
Deltic Timber Corp.	511	29,546
KapStone Paper and Packaging Corp.	1,918	77,065
Louisiana-Pacific Corp. (I)	6,252	92,467
		241,081
		8,436,256
Telecommunication Services - 3.2%
Diversified Telecommunication Services - 2.1%
8x8, Inc. (I)(L)	3,227	26,590
Atlantic Tele-Network, Inc.	171	8,492
Cbeyond, Inc. (I)	829	6,499
Cincinnati Bell, Inc. (I)	5,620	17,197
Cogent Communications Group, Inc.	130,300	3,667,945
Elephant Talk Communications, Inc. (I)	8	5
General Communication, Inc., Class A (I)	1,281	10,030
IDT Corp., Class B	336	6,280
inContact, Inc. (I)(L)	97,979	805,387
Lumos Networks Corp.	256	4,378
tw telecom, Inc. (I)	6,825	192,056
		4,744,859
Wireless Telecommunication Services - 1.1%
Boingo Wireless, Inc. (I)	718	4,459
Clearwire Corp., Class A (I)	20,187	100,531
Leap Wireless International, Inc. (I)	2,309	15,540
NII Holdings, Inc. (I)(L)	340,704	2,272,496
		2,393,026
		7,137,885
Utilities - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Ormat Technologies, Inc.	713	16,770
TOTAL COMMON STOCKS (Cost $176,097,522)	$219,483,058
RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Federal-Mogul Corp. (Expiration Date:
07/09/2013; Strike Price: $9.78) (I)	555	94
Health Care - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	654	1,772
TOTAL RIGHTS (Cost $1,635)	$1,866
WARRANTS - 0.0%
Energy - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	8,357	1,170
TOTAL WARRANTS (Cost $0)	$1,170
SECURITIES LENDING COLLATERAL - 17.4%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	3,952,080	39,548,864
TOTAL SECURITIES LENDING
COLLATERAL (Cost $39,553,099)	$39,548,864
SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.0914% (Y)	2,017,595	2,017,595

Smaller Company Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 2.1%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $4,665,004 on 07/01/2013,
collateralized by $4,295,000 U.S. Treasury
Note - U.S. Treasury Bond, 4.000%-5.250%
due 02/15/2015-02/15/2029 (valued at
$4,763,608, including interest)	$4,665,000	$4,665,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,682,595)		$6,682,595
Total Investments (Smaller Company Growth Trust)
(Cost $222,334,851) - 117.1%		$265,717,553
Other assets and liabilities, net - (17.1%)		(38,767,705)
TOTAL NET ASSETS - 100.0%		$226,949,848

Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Consumer Discretionary - 11.8%
Auto Components - 0.6%
Aisin Seiki Company, Ltd.	35,227	$1,348,131
American Axle &
Manufacturing Holdings, Inc. (I)	17,994	335,228
BorgWarner, Inc. (I) (L)	38,124	3,287,479
Bridgestone Corp.	119,674	4,079,109
Cie Generale des Etablissements Michelin	33,579	2,987,429
Continental AG	20,224	2,694,715
Cooper Tire & Rubber Company	16,681	553,309
Dana Holding Corp.	38,938	749,946
Delphi Automotive PLC	96,621	4,897,718
Denso Corp.	89,406	4,193,208
Dorman Products, Inc. (L)	6,666	304,170
Drew Industries, Inc.	5,976	234,976
Federal-Mogul Corp. (I)	5,170	52,786
Fuel Systems Solutions, Inc. (I)	4,041	72,293
Gentex Corp. (L)	64,332	1,482,853
Gentherm, Inc. (I)	9,221	171,234
GKN PLC	299,481	1,378,430
Johnson Controls, Inc.	225,255	8,061,876
Koito Manufacturing Company, Ltd.	17,518	334,755
Modine Manufacturing Company (I)	12,743	138,644
NGK Spark Plug Company, Ltd.	32,954	659,961
NHK Spring Company, Ltd.	29,877	346,477
NOK Corp.	17,572	280,217
Nokian Renkaat OYJ	20,600	837,240
Pirelli & C. SpA	43,023	495,912
Remy International Inc	3,723	68,876
Spartan Motors, Inc.	10,070	61,628
Standard Motor Products, Inc.	5,241	179,976
Stanley Electric Company, Ltd.	25,867	503,951
Stoneridge, Inc. (I)	7,924	92,235
Sumitomo Rubber Industries, Ltd.	32,130	525,536
Superior Industries International, Inc.	6,223	107,098
Tenneco, Inc. (I)	16,154	731,453
The Goodyear Tire & Rubber Company (I)	79,185	1,210,739
The Yokohama Rubber Company, Ltd.	38,000	382,043
Toyoda Gosei Company, Ltd.	12,203	299,147
Toyota Boshoku Corp.	12,289	177,210

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto Components (continued)
Toyota Industries Corp.	29,968	$1,226,936
		45,544,924
Automobiles - 1.4%
Bayerische Motoren Werke AG	60,927	5,322,886
Daihatsu Motor Company, Ltd.	35,012	663,735
Daimler AG	176,699	10,680,032
Fiat SpA (I)	160,481	1,112,228
Ford Motor Company	1,303,480	20,164,836
Fuji Heavy Industries, Ltd.	108,014	2,663,387
General Motors Company (I)	254,103	8,464,171
Harley-Davidson, Inc.	74,520	4,085,186
Honda Motor Company, Ltd.	299,857	11,142,825
Isuzu Motors, Ltd.	217,979	1,492,610
Mazda Motor Corp. (I)	495,094	1,952,260
Mitsubishi Motors Corp. (I)	774,086	1,061,640
Nissan Motor Company, Ltd.	457,365	4,635,332
Renault SA	35,352	2,361,611
Suzuki Motor Corp.	67,035	1,545,981
Thor Industries, Inc. (L)	19,711	969,387
Toyota Motor Corp.	507,261	30,629,073
Volkswagen AG	5,426	1,057,228
William Hill PLC	159,018	1,069,979
Winnebago Industries, Inc. (I)	7,553	158,537
Yamaha Motor Company, Ltd.	50,953	660,287
		111,893,211
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,071	195,009
Genuine Parts Company (L)	51,067	3,986,801
Jardine Cycle and Carriage, Ltd.	19,467	652,840
Li & Fung, Ltd.	1,074,227	1,462,134
LKQ Corp. (I)	134,044	3,451,633
Pool Corp.	12,341	646,792
VOXX International Corp. (I)	5,268	64,638
Weyco Group, Inc.	1,920	48,384
		10,508,231
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	4,711	175,061
Apollo Group, Inc., Class A (I) (L)	43,720	774,718
Ascent Capital Group, Inc., Class A (I)	3,800	296,666
Benesse Holdings, Inc.	13,255	478,353
Bridgepoint Education, Inc. (I) (L)	5,261	64,079
Bright Horizons Family Solutions, Inc. (I)	3,219	111,731
Capella Education Company (I)	2,968	123,617
Career Education Corp. (I)	16,184	46,934
Carriage Services, Inc.	4,362	73,936
Coinstar, Inc. (I)	7,450	437,092
Corinthian Colleges, Inc. (I)	21,971	49,215
DeVry, Inc. (L)	25,390	787,598
Education Management Corp. (I)	7,100	39,902
Grand Canyon Education, Inc. (I)	12,139	391,240
H&R Block, Inc.	89,338	2,479,130
Hillenbrand, Inc.	14,732	349,296
ITT Educational Services, Inc. (I)	6,320	154,208
K12, Inc. (I)	7,316	192,191
LifeLock, Inc. (I) (L)	16,543	193,719
Lincoln Educational Services Corp.	6,948	36,616
Mac-Gray Corp.	3,739	53,094
Matthews International Corp., Class A	19,624	739,825
Regis Corp. (L)	37,772	620,216
Service Corp. International	94,919	1,711,390
Sotheby’s (L)	48,752	1,848,188

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Steiner Leisure, Ltd. (I)	3,884	$205,308
Stewart Enterprises, Inc., Class A	19,457	254,692
Strayer Education, Inc. (L)	7,807	381,216
Universal Technical Institute, Inc.	6,078	62,786
		13,132,017
Hotels, Restaurants & Leisure - 1.6%
Accor SA	29,260	1,027,676
AFC Enterprises, Inc. (I)	6,373	229,046
Ameristar Casinos, Inc.	8,701	228,749
Bally Technologies, Inc. (I) (L)	17,321	977,251
Biglari Holdings, Inc. (I)	310	127,224
BJ’s Restaurants, Inc. (I)	6,651	246,752
Bloomin’ Brands, Inc. (I)	14,615	363,621
Bob Evans Farms, Inc.	19,709	925,929
Boyd Gaming Corp. (I) (L)	15,450	174,585
Bravo Brio Restaurant Group, Inc. (I)	5,564	99,150
Brinker International, Inc. (L)	31,662	1,248,433
Buffalo Wild Wings, Inc. (I)	4,975	488,346
Caesars Entertainment Corp. (I) (L)	10,205	139,809
Carnival Corp.	146,203	5,013,301
Carnival PLC	33,491	1,161,618
Carrols Restaurant Group, Inc. (I)	7,208	46,564
CEC Entertainment, Inc.	4,801	197,033
Chipotle Mexican Grill, Inc. (I)	10,213	3,721,107
Churchill Downs, Inc.	3,670	289,380
Chuy’s Holdings, Inc. (I)	4,471	171,418
Compass Group PLC	335,867	4,304,335
Cracker Barrel Old Country Store, Inc.	5,143	486,836
Crown, Ltd.	73,569	807,709
Darden Restaurants, Inc. (L)	42,576	2,149,236
Del Frisco’s Restaurant Group, Inc. (I)	3,074	65,814
Denny’s Corp. (I)	24,704	138,836
DineEquity, Inc.	4,380	301,651
Domino’s Pizza, Inc.	25,249	1,468,229
Echo Entertainment Group, Ltd.	127,202	355,209
Fiesta Restaurant Group, Inc. (I)	5,359	184,296
Flight Centre, Ltd. (L)	10,100	360,709
Galaxy Entertainment Group, Ltd. (I)	385,609	1,860,857
Genting Singapore PLC	1,119,571	1,161,158
Ignite Restaurant Group, Inc. (I)	2,190	41,325
InterContinental Hotels Group PLC	49,274	1,356,047
International Game Technology	86,116	1,438,998
International Speedway Corp., Class A	18,671	587,576
Interval Leisure Group, Inc.	10,657	212,287
Isle of Capri Casinos, Inc. (I)	6,400	48,000
Jack in the Box, Inc. (I)	11,649	457,689
Jamba, Inc. (I)	5,145	76,815
Krispy Kreme Doughnuts, Inc. (I)	17,620	307,469
Life Time Fitness, Inc. (I) (L)	29,145	1,460,456
Luby’s, Inc. (I)	5,948	50,261
Marcus Corp.	5,106	64,948
Marriott International, Inc., Class A	80,226	3,238,724
Marriott Vacations Worldwide Corp. (I)	7,544	326,203
McDonald’s Corp.	329,999	32,669,901
McDonald’s Holdings Company, Ltd.	12,461	344,592
MGM China Holdings, Ltd.	178,710	477,056
Monarch Casino & Resort, Inc. (I)	2,629	44,325
Morgans Hotel Group Company (I)	8,508	68,574
Multimedia Games Holding Company, Inc. (I)	7,782	202,877
Nathan’s Famous, Inc. (I)	871	45,510
OPAP SA	41,642	348,714
Orient-Express Hotels, Ltd., Class A (I)	25,308	307,745
Oriental Land Company, Ltd.	9,145	1,414,526

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Panera Bread Company, Class A (I)	12,575	$2,338,196
Papa John’s International, Inc. (I)	4,210	275,208
Pinnacle Entertainment, Inc. (I)	15,538	305,632
Red Robin Gourmet Burgers, Inc. (I) (L)	3,759	207,422
Ruby Tuesday, Inc. (I) (L)	16,324	150,671
Ruth’s Hospitality Group, Inc. (L)	10,062	121,448
Sands China, Ltd.	444,053	2,085,422
Scientific Games Corp., Class A (I)	37,152	417,960
Shangri-La Asia, Ltd.	284,345	487,273
SHFL Entertainment, Inc. (I)	15,301	270,981
Six Flags Entertainment Corp.	10,666	375,017
SJM Holdings, Ltd.	357,042	860,088
SKYCITY Entertainment Group, Ltd.	108,847	366,731
Sodexo	17,333	1,443,353
Sonic Corp. (I)	14,995	218,327
Speedway Motorsports, Inc.	3,194	55,576
Starbucks Corp.	246,591	16,149,245
Starwood Hotels & Resorts Worldwide, Inc.	63,759	4,028,931
Tabcorp Holdings, Ltd.	137,216	380,821
Tatts Group, Ltd.	255,941	739,757
Texas Roadhouse, Inc.	16,546	413,981
The Cheesecake Factory, Inc. (L)	36,333	1,521,989
The Wendy’s Company (L)	127,053	740,719
Town Sports International Holdings, Inc.	7,122	76,704
TUI Travel PLC	83,753	452,329
Vail Resorts, Inc. (L)	9,486	583,579
Whitbread PLC	32,810	1,530,033
WMS Industries, Inc. (I)	39,243	1,001,089
Wyndham Worldwide Corp.	44,997	2,575,178
Wynn Macau, Ltd.	286,003	770,188
Wynn Resorts, Ltd.	26,268	3,362,304
Yum! Brands, Inc.	148,334	10,285,480
		130,704,117
Household Durables - 0.6%
American Greetings Corp., Class A	8,368	152,465
Bassett Furniture Industries, Inc.	3,025	46,978
Beazer Homes USA, Inc. (I) (L)	7,018	122,955
Blyth, Inc. (L)	2,837	39,605
Casio Computer Company, Ltd.	41,848	368,821
Cavco Industries, Inc. (I)	1,982	99,992
CSS Industries, Inc.	2,266	56,491
D.R. Horton, Inc. (L)	91,866	1,954,908
Electrolux AB	44,251	1,118,991
Ethan Allen Interiors, Inc. (L)	6,640	191,232
Everyware Global, Inc. (I)	3,000	36,360
Garmin, Ltd. (L)	35,410	1,280,426
Harman International Industries, Inc.	21,906	1,187,305
Helen of Troy, Ltd. (I)	8,295	318,279
Hooker Furniture Corp.	3,137	51,008
Hovnanian Enterprises, Inc., Class A (I) (L)	30,771	172,625
Husqvarna AB, B Shares	72,596	381,950
iRobot Corp. (I) (L)	7,578	301,377
Jarden Corp. (I)	45,347	1,983,931
KB Home (L)	59,045	1,159,053
La-Z-Boy, Inc.	14,028	284,348
Leggett & Platt, Inc. (L)	46,457	1,444,348
Lennar Corp., Class A (L)	54,224	1,954,233
Libbey, Inc. (I)	5,762	138,115
Lifetime Brands, Inc.	2,925	39,722
M/I Homes, Inc. (I)	6,571	150,870
MDC Holdings, Inc.	27,900	907,029
Meritage Homes Corp. (I)	9,596	416,083
Mohawk Industries, Inc. (I)	27,317	3,072,889

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household Durables (continued)
NACCO Industries, Inc., Class A	1,340	$76,755
Newell Rubbermaid, Inc.	94,354	2,476,793
NVR, Inc. (I)	2,101	1,937,122
Panasonic Corp. (I)	405,603	3,259,855
Persimmon PLC (I)	55,825	1,007,099
PulteGroup, Inc. (I)	111,991	2,124,469
Rinnai Corp.	5,834	415,323
Sekisui Chemical Company, Ltd.	77,797	828,162
Sekisui House, Ltd.	99,089	1,432,901
Sharp Corp. (I)	188,939	762,168
Sony Corp.	186,081	3,937,209
Standard Pacific Corp. (I) (L)	39,609	329,943
Tempur-Pedic International, Inc. (I)	27,112	1,190,217
The Ryland Group, Inc. (L)	12,258	491,546
Toll Brothers, Inc. (I)	67,593	2,205,560
TRI Pointe Homes, Inc. (I) (L)	4,215	69,885
Tupperware Brands Corp.	23,741	1,844,438
Universal Electronics, Inc. (I)	4,162	117,077
Whirlpool Corp.	25,887	2,960,437
William Lyon Homes, Class A (I)	2,687	67,739
Zagg, Inc. (I) (L)	7,638	40,863
		47,007,950
Internet & Catalog Retail - 0.7%
1-800-Flowers.com, Inc., Class A (I)	7,460	46,177
Amazon.com, Inc. (I)	120,367	33,424,712
Blue Nile, Inc. (I) (L)	3,430	129,585
Expedia, Inc. (L)	30,533	1,836,560
HSN, Inc.	24,997	1,342,839
Netflix, Inc. (I)	18,429	3,890,178
Nutrisystem, Inc. (L)	8,568	100,931
Orbitz Worldwide, Inc. (I)	7,023	56,395
Overstock.com, Inc. (I)	3,142	88,604
PetMed Express, Inc. (L)	5,826	73,408
priceline.com, Inc. (I)	17,073	14,121,590
Rakuten, Inc.	133,461	1,578,646
Shutterfly, Inc. (I) (L)	10,267	572,796
TripAdvisor, Inc. (I)	36,207	2,203,920
ValueVision Media, Inc. (I)	11,476	58,642
Vitacost.com, Inc. (I) (L)	7,661	64,735
		59,589,718
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	3,578	160,938
Black Diamond, Inc. (I)	6,545	61,523
Brunswick Corp. (L)	24,066	768,909
Callaway Golf Company	19,769	130,080
Hasbro, Inc. (L)	37,432	1,678,077
JAKKS Pacific, Inc. (L)	5,958	67,028
LeapFrog Enterprises, Inc. (I) (L)	17,470	171,905
Mattel, Inc.	113,709	5,152,155
Namco Bandai Holdings, Inc.	32,084	521,704
Nautilus, Inc. (I)	8,929	77,593
Nikon Corp.	62,671	1,462,397
Polaris Industries, Inc. (L)	28,658	2,722,510
Sankyo Company, Ltd.	9,951	470,093
Sega Sammy Holdings, Inc.	34,370	860,551
Shimano, Inc.	14,519	1,232,692
Smith & Wesson Holding Corp. (I) (L)	17,238	172,035
Steinway Musical Instruments, Inc. (I)	2,089	63,568
Sturm Ruger & Company, Inc. (L)	5,182	248,943
Yamaha Corp.	29,773	341,365
		16,364,066

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media - 2.7%
AH Belo Corp., Class A	6,272	$43,026
AMC Networks, Inc., Class A (I)	25,917	1,695,231
Arbitron, Inc.	7,119	330,678
Axel Springer AG	7,518	320,330
Belo Corp., Class A	27,796	387,754
British Sky Broadcasting Group PLC	192,930	2,328,126
Cablevision Systems Corp., Class A	72,077	1,212,335
Carmike Cinemas, Inc. (I)	5,012	97,032
CBS Corp., Class B	188,155	9,195,135
Central European Media
Enterprises, Ltd., Class A (I)	21,341	70,639
Cinemark Holdings, Inc.	45,664	1,274,939
Comcast Corp., Class A	868,585	36,376,340
Cumulus Media, Inc., Class A (I)	21,994	74,560
Dentsu, Inc.	33,182	1,147,726
Dex Media, Inc. (I)	4,800	84,336
Digital Generation, Inc. (I) (L)	7,076	52,150
DIRECTV (I)	183,922	11,333,274
Discovery
Communications, Inc., Class A (I) (L)	80,736	6,233,627
DreamWorks Animation
SKG, Inc., Class A (I) (L)	31,904	818,657
Entercom
Communications Corp., Class A (I) (L)	6,761	63,824
Entravision Communications Corp., Class A	15,820	97,293
Eutelsat Communications	26,263	743,329
Fisher Communications, Inc.	2,351	96,579
Gannett Company, Inc.	74,847	1,830,758
Global Sources, Ltd. (I)	5,991	40,200
Gray Television, Inc. (I)	13,825	99,540
Hakuhodo DY Holdings, Inc.	4,430	310,459
Harte-Hanks, Inc.	11,853	101,936
ITV PLC	681,071	1,455,977
JCDecaux SA	12,535	341,672
John Wiley & Sons, Inc., Class A	20,752	831,948
Journal Communications, Inc., Class A (I)	12,334	92,382
Kabel Deutschland Holding AG	16,257	1,785,079
Lagardere SCA	20,439	569,334
Lamar Advertising Company, Class A (I)	24,992	1,084,653
LIN TV Corp., Class A (I)	7,834	119,860
Live Nation Entertainment, Inc. (I)	37,628	583,234
Loral Space & Communications, Inc.	3,435	206,031
MDC Partners, Inc., Class A	7,184	129,599
Media General, Inc., Class A (I)	5,752	63,445
Meredith Corp. (L)	25,628	1,222,456
National CineMedia, Inc.	15,371	259,616
Nexstar Broadcasting Group, Inc., Class A	7,864	278,857
Omnicom Group, Inc.	86,126	5,414,742
Pearson PLC	150,069	2,664,582
Publicis Groupe SA	32,892	2,332,386
ReachLocal, Inc. (I) (L)	3,500	42,910
Reed Elsevier NV	126,620	2,100,230
Reed Elsevier PLC	220,427	2,511,765
Rentrak Corp. (I)	3,317	66,572
Saga Communications, Inc., Class A	1,414	64,917
Scholastic Corp. (L)	18,669	546,815
Scripps Networks Interactive, Inc., Class A	28,207	1,883,099
SES SA	55,890	1,596,276
Sinclair Broadcast Group, Inc., Class A	18,209	534,980
Singapore Press Holdings, Ltd. (L)	295,713	970,713
Societe Television Francaise 1	3	36
Telenet Group Holding NV	9,375	429,236
The EW Scripps Company, Class A (I)	8,547	133,162

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The Interpublic Group of Companies, Inc.	148,989	$2,167,790
The McClatchy Company, Class A (I) (L)	17,401	39,674
The New York Times Company, Class A (I)	89,625	991,253
The Walt Disney Company (L)	594,113	37,518,236
The Washington Post Company, Class B	1,523	736,782
Thomson Reuters Corp.	29,396	957,428
Time Warner Cable, Inc.	95,373	10,727,555
Time Warner, Inc.	307,636	17,787,514
Toho Company, Ltd.	21,356	439,736
Twenty-First Century Fox, Inc.	658,164	21,456,146
Valassis Communications, Inc. (L)	27,723	681,709
Viacom, Inc., Class B	146,870	9,994,504
Wolters Kluwer NV	55,492	1,170,254
World Wrestling Entertainment, Inc., Class A	8,299	85,563
WPP PLC	232,108	3,965,467
		215,495,988
Multiline Retail - 0.6%
Big Lots, Inc. (I)	26,124	823,690
Dollar General Corp. (I)	99,564	5,021,013
Dollar Tree, Inc. (I)	74,826	3,804,154
Don Quijote Company, Ltd.	10,000	487,584
Family Dollar Stores, Inc.	31,519	1,963,949
Fred’s, Inc., Class A	9,757	151,136
Groupe Fnac (I)	13,898	36,235
Harvey Norman Holding, Ltd. (L)	100,035	231,657
Isetan Mitsukoshi Holdings, Ltd.	64,974	862,895
J Front Retailing Company, Ltd.	87,544	698,296
J.C. Penney Company, Inc. (I) (L)	47,908	818,269
Kering	13,898	2,813,208
Kohl’s Corp.	65,953	3,331,286
Macy’s, Inc.	126,124	6,053,952
Marks & Spencer Group PLC	295,511	1,931,068
Marui Group Company, Ltd.	41,941	418,282
Next PLC	29,613	2,048,073
Nordstrom, Inc. (L)	49,364	2,958,878
Saks, Inc. (I)	73,130	997,493
Takashimaya Company, Ltd.	49,481	501,467
Target Corp.	211,392	14,556,453
The Bon-Ton Stores, Inc.	3,886	70,142
Tuesday Morning Corp. (I)	11,772	122,076
		50,701,256
Specialty Retail - 2.1%
Aaron’s, Inc.	31,585	884,696
ABC-MART, Inc.	4,964	193,705
Abercrombie & Fitch Company, Class A	25,783	1,166,681
Advance Auto Parts, Inc.	32,818	2,663,837
Aeropostale, Inc. (I)	56,314	777,133
America’s Car-Mart, Inc. (I)	2,161	93,442
American Eagle Outfitters, Inc.	78,642	1,436,003
ANN, Inc. (I)	33,642	1,116,914
Asbury Automotive Group, Inc. (I)	8,274	331,787
Ascena Retail Group, Inc. (I)	57,273	999,414
AutoNation, Inc. (I)	13,014	564,677
AutoZone, Inc. (I) (L)	11,963	5,068,603
Barnes & Noble, Inc. (I) (L)	27,966	446,337
bebe stores, Inc.	9,426	52,880
Bed Bath & Beyond, Inc. (I) (L)	71,725	5,085,303
Best Buy Company, Inc.	87,513	2,391,730
Big 5 Sporting Goods Corp.	4,658	102,243
Body Central Corp. (I)	4,776	63,616
Brown Shoe Company, Inc. (L)	11,544	248,542
Cabela’s, Inc. (I) (L)	20,864	1,351,153

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
CarMax, Inc. (I) (L)	75,153	$3,469,062
Chico’s FAS, Inc. (L)	72,758	1,241,251
Christopher & Banks Corp. (I)	10,497	70,750
Citi Trends, Inc. (I)	4,343	63,104
Conn’s, Inc. (I)	6,005	310,819
CST Brands, Inc. (I)	27,057	833,626
Destination Maternity Corp.	3,811	93,751
Destination XL Group, Inc. (I)	11,928	75,624
Dick’s Sporting Goods, Inc.	44,953	2,250,347
Express, Inc. (I)	22,670	475,390
Fast Retailing Company, Ltd.	9,730	3,282,149
Five Below, Inc. (I)	8,822	324,297
Foot Locker, Inc.	67,348	2,365,935
Francesca’s Holdings Corp. (I)	11,877	330,062
GameStop Corp., Class A (L)	39,381	1,655,183
Genesco, Inc. (I)	6,347	425,186
Group 1 Automotive, Inc.	5,739	369,190
Guess?, Inc. (L)	27,403	850,315
Haverty Furniture Companies, Inc.	5,341	122,896
Hennes & Mauritz AB, B Shares	174,691	5,720,110
hhgregg, Inc. (I)	3,578	57,141
Hibbett Sports, Inc. (I) (L)	6,911	383,561
Inditex SA	40,140	4,951,370
Jos A. Bank Clothiers, Inc. (I) (L)	7,369	304,487
Kingfisher PLC	435,571	2,280,189
Kirkland’s, Inc. (I)	4,035	69,604
L Brands, Inc. (L)	78,813	3,881,540
Lithia Motors, Inc., Class A	5,913	315,222
Lowe’s Companies, Inc.	353,672	14,465,185
Lumber Liquidators Holdings, Inc. (I)	7,312	569,385
MarineMax, Inc. (I)	6,657	75,424
Mattress Firm Holding Corp. (I)	3,599	145,040
Monro Muffler Brake, Inc. (L)	8,252	396,509
New York & Company, Inc. (I)	8,333	52,915
Nitori Holdings Company, Ltd.	6,472	522,412
O’Reilly Automotive, Inc. (I)	36,667	4,129,438
Office Depot, Inc. (I)	195,103	755,049
OfficeMax, Inc. (L)	22,973	235,014
Pacific Sunwear of California, Inc. (I)	14,381	52,491
Penske Automotive Group, Inc.	11,196	341,926
PetSmart, Inc.	35,445	2,374,461
Pier 1 Imports, Inc. (L)	25,323	594,837
RadioShack Corp. (I) (L)	28,073	88,711
Rent-A-Center, Inc. (L)	40,975	1,538,611
Restoration Hardware Holdings, Inc. (I)	4,743	355,725
Ross Stores, Inc.	73,266	4,748,369
rue21, Inc. (I) (L)	3,951	164,401
Sanrio Company, Ltd.	8,373	389,647
Sears Hometown and Outlet Stores, Inc. (I)	2,359	103,135
Select Comfort Corp. (I) (L)	14,891	373,168
Shimamura Company, Ltd.	3,987	484,434
Shoe Carnival, Inc.	4,067	97,649
Signet Jewelers, Ltd.	36,301	2,447,776
Sonic Automotive, Inc., Class A	10,459	221,103
Stage Stores, Inc.	8,602	202,147
Staples, Inc. (L)	221,932	3,519,842
Stein Mart, Inc.	7,771	106,074
The Buckle, Inc. (L)	7,362	382,971
The Cato Corp., Class A	7,190	179,462
The Children’s Place Retail Stores, Inc. (I) (L)	6,089	333,677
The Finish Line, Inc., Class A	13,018	284,573
The Gap, Inc.	97,941	4,087,078
The Home Depot, Inc.	481,684	37,316,059

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
The Men’s Wearhouse, Inc.	13,258	$501,815
The Pep Boys - Manny, Moe & Jack (I) (L)	14,206	164,505
The Wet Seal, Inc., Class A (I)	24,605	115,890
Tiffany & Company	39,238	2,858,096
Tile Shop Holdings, Inc. (I)	5,012	145,148
Tilly’s, Inc., Class A (I)	2,967	47,472
TJX Companies, Inc.	236,207	11,824,522
Tractor Supply Company	31,319	3,683,428
Urban Outfitters, Inc. (I)	35,628	1,432,958
USS Company, Ltd.	3,950	501,442
Vitamin Shoppe, Inc. (I) (L)	8,083	362,442
West Marine, Inc. (I)	4,692	51,612
Williams-Sonoma, Inc.	38,576	2,156,013
Winmark Corp.	687	44,566
Yamada Denki Company, Ltd.	16,910	686,311
Zumiez, Inc. (I)	5,736	164,910
		168,486,685
Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG	38,490	4,160,119
Asics Corp.	29,437	466,336
Burberry Group PLC	81,155	1,674,185
Carter’s, Inc.	22,866	1,693,685
Christian Dior SA	10,028	1,611,113
Cie Financiere Richemont SA	95,992	8,420,574
Coach, Inc. (L)	92,423	5,276,429
Columbia Sportswear Company	3,270	204,866
Crocs, Inc. (I)	23,527	388,196
Culp, Inc.	2,449	42,588
Deckers Outdoor Corp. (I) (L)	15,409	778,309
Fifth & Pacific Companies, Inc. (I)	31,866	711,886
Fossil Group, Inc. (I)	17,491	1,806,995
G-III Apparel Group, Ltd. (I) (L)	4,486	215,866
Hanesbrands, Inc.	44,225	2,274,050
Hugo Boss AG	5,831	640,919
Iconix Brand Group, Inc. (I) (L)	15,026	441,915
Luxottica Group SpA (L)	30,304	1,525,612
LVMH Moet Hennessy Louis Vuitton SA	46,690	7,518,787
Maidenform Brands, Inc. (I)	6,275	108,746
Movado Group, Inc.	4,779	161,674
NIKE, Inc., Class B	238,772	15,205,001
Oxford Industries, Inc. (L)	3,585	223,704
Perry Ellis International, Inc.	3,394	68,932
PVH Corp.	27,267	3,409,738
Quiksilver, Inc. (I)	35,714	229,998
Ralph Lauren Corp.	20,017	3,477,754
RG Barry Corp.	3,084	50,084
Skechers U.S.A., Inc., Class A (I)	10,302	247,351
Steven Madden, Ltd. (I)	10,640	514,763
The Jones Group, Inc. (L)	21,530	296,038
The Swatch Group AG (Registered Shares)	7,942	745,159
The Swatch Group AG, Bearer Shares	5,680	3,112,116
True Religion Apparel, Inc.	7,056	223,393
Tumi Holdings, Inc. (I)	12,880	309,120
Under Armour, Inc., Class A (I) (L)	34,882	2,082,804
Unifi, Inc. (I)	4,118	85,119
Vera Bradley, Inc. (I) (L)	5,953	128,942
VF Corp. (L)	29,052	5,608,779
Wolverine World Wide, Inc. (L)	13,311	726,914
Yue Yuen Industrial Holdings, Ltd.	134,165	345,594
		77,214,153
		946,642,316

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer Staples - 9.6%
Beverages - 2.1%
Anheuser-Busch InBev NV	147,705	$13,103,676
Asahi Group Holdings, Ltd.	71,112	1,768,229
Beam, Inc.	52,784	3,331,198
Brown-Forman Corp., Class B	49,883	3,369,597
Carlsberg A/S	19,650	1,753,885
Coca-Cola Amatil, Ltd.	104,954	1,215,360
Coca-Cola Bottling Company Consolidated	1,287	78,700
Coca-Cola Enterprises, Inc.	86,455	3,039,758
Coca-Cola HBC AG (I)	37,874	867,164
Coca-Cola West Company, Ltd.	11,512	204,735
Constellation Brands, Inc., Class A (I)	50,164	2,614,548
Diageo PLC	461,479	13,236,711
Dr. Pepper Snapple Group, Inc. (L)	67,051	3,079,652
Heineken Holding NV	18,543	1,038,699
Heineken NV	42,402	2,695,599
Kirin Holdings Company, Ltd.	159,590	2,506,452
Molson Coors Brewing Company, Class B	51,387	2,459,382
Monster Beverage Corp. (I)	47,387	2,879,708
National Beverage Corp.	3,035	53,021
PepsiCo, Inc.	510,063	41,718,053
Pernod-Ricard SA	39,047	4,327,898
Remy Cointreau SA	4,201	445,577
SABMiller PLC	176,211	8,479,049
The Boston Beer
Company, Inc., Class A (I) (L)	2,221	378,991
The Coca-Cola Company	1,266,064	50,781,827
Treasury Wine Estates, Ltd.	119,000	631,716
		166,059,185
Food & Staples Retailing - 2.0%
Aeon Company, Ltd.	110,204	1,446,857
Arden Group, Inc., Class A	347	38,305
Carrefour SA	110,793	3,026,912
Casey’s General Stores, Inc. (L)	10,058	605,089
Casino Guichard Perrachon SA	10,415	972,623
Colruyt SA	13,866	728,939
Costco Wholesale Corp.	143,366	15,851,979
CVS Caremark Corp.	405,225	23,170,766
Delhaize Group SA	18,632	1,145,255
Distribuidora Internacional
de Alimentacion SA	112,031	843,453
Fairway Group Holdings Corp. (I)	4,332	107,304
FamilyMart Company, Ltd.	11,003	469,306
Harris Teeter Supermarkets, Inc.	35,141	1,646,707
Ingles Markets, Inc., Class A	3,398	85,800
J Sainsbury PLC	225,728	1,219,333
Jeronimo Martins SGPS SA	46,261	973,744
Kesko OYJ, B Shares	11,967	331,434
Koninklijke Ahold NV	185,469	2,755,370
Lawson, Inc.	11,992	915,346
Metcash, Ltd.	162,602	521,588
Metro AG	23,738	750,477
Nash Finch Company	3,625	79,786
Natural Grocers by
Vitamin Cottage, Inc. (I) (L)	2,533	78,523
Olam International, Ltd. (L)	268,781	347,159
Pricesmart, Inc. (L)	4,999	438,062
Rite Aid Corp. (I)	195,233	558,366
Roundy’s, Inc.	7,507	62,533
Safeway, Inc. (L)	78,403	1,855,015
Seven & I Holdings Company, Ltd.	138,552	5,064,866
Spartan Stores, Inc.	5,891	108,630

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
SUPERVALU, Inc. (I)	144,354	$897,882
Susser Holdings Corp. (I)	4,777	228,723
Sysco Corp. (L)	198,551	6,782,502
Tesco PLC	1,481,377	7,444,237
The Andersons, Inc. (L)	4,935	262,493
The Chefs’ Warehouse, Inc. (I)	4,373	75,216
The Kroger Company	170,737	5,897,256
The Pantry, Inc. (I)	6,364	77,514
United Natural Foods, Inc. (I)	35,196	1,900,232
Village Super Market, Inc., Class A	1,676	55,459
Wal-Mart Stores, Inc.	540,878	40,290,002
Walgreen Company	283,037	12,510,235
Weis Markets, Inc. (L)	2,715	122,365
Wesfarmers, Ltd.	185,140	6,677,606
Whole Foods Market, Inc.	113,476	5,841,744
WM Morrison Supermarkets PLC	406,515	1,614,909
Woolworths, Ltd.	228,527	6,830,951
		163,708,853
Food Products - 2.3%
Ajinomoto Company, Inc.	110,736	1,625,780
Annie’s, Inc. (I)	3,745	160,061
Archer-Daniels-Midland Company	216,752	7,350,060
Aryzta AG (I)	15,990	896,622
Associated British Foods PLC	65,508	1,734,115
B&G Foods, Inc.	14,122	480,854
Barry Callebaut AG (I)	339	310,770
Boulder Brands, Inc. (I)	16,198	195,186
Cal-Maine Foods, Inc.	3,909	181,808
Calavo Growers, Inc.	3,549	96,497
Calbee, Inc.	3,300	313,113
Campbell Soup Company (L)	59,034	2,644,133
Chiquita Brands International, Inc. (I)	12,703	138,717
ConAgra Foods, Inc.	136,228	4,758,444
Danone SA	104,963	7,872,301
Darling International, Inc. (I)	31,584	589,357
DE Master Blenders 1753 NV (I)	92,804	1,485,779
Dean Foods Company (I)	83,754	839,215
Diamond Foods, Inc. (I)	6,272	130,144
Dole Food Company, Inc. (I)	13,790	175,823
Flowers Foods, Inc.	77,297	1,704,388
Fresh Del Monte Produce, Inc.	9,708	270,659
General Mills, Inc.	212,821	10,328,203
Golden Agri-Resources, Ltd.	1,357,145	596,188
Green Mountain Coffee Roasters, Inc. (I) (L)	55,563	4,170,559
Griffin Land & Nurseries, Inc.	129	3,679
Hillshire Brands Company	55,232	1,827,075
Hormel Foods Corp. (L)	43,965	1,696,170
Ingredion, Inc.	34,774	2,281,870
J&J Snack Foods Corp.	3,971	308,944
John B. Sanfilippo & Son, Inc.	2,432	49,029
Kellogg Company (L)	85,238	5,474,837
Kerry Group PLC	26,006	1,435,736
Kerry Group PLC (London Exchange)	1,204	65,803
Kikkoman Corp.	29,188	485,632
Kraft Foods Group, Inc.	194,990	10,894,091
Lancaster Colony Corp.	13,502	1,053,021
Limoneira Company (L)	3,133	64,947
Lindt & Spruengli AG - PC	159	595,313
Lindt & Spruengli AG - REG	19	826,729
McCormick & Company, Inc., Non-
Voting Shares	43,718	3,075,998
Mead Johnson Nutrition Company	66,644	5,280,204
MEIJI Holdings Company, Ltd.	11,475	551,344

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food Products (continued)
Mondelez International, Inc., Class A	591,793	$16,883,854
Nestle SA	592,889	38,778,749
Nippon Meat Packers, Inc.	31,882	487,700
Nisshin Seifun Group, Inc.	34,037	407,739
Nissin Food Products Company, Ltd.	11,099	449,329
Omega Protein Corp. (I)	5,634	50,593
Orkla ASA	141,674	1,160,657
Pilgrim’s Pride Corp. (I)	16,266	243,014
Post Holdings, Inc. (I)	23,293	1,016,972
Sanderson Farms, Inc.	6,132	407,287
Seaboard Corp.	75	203,100
Seneca Foods Corp., Class A (I)	2,297	70,472
Smithfield Foods, Inc. (I)	56,108	1,837,537
Snyders-Lance, Inc.	12,878	365,864
Suedzucker AG	15,012	464,676
Tate & Lyle PLC	85,633	1,075,858
The Hain Celestial Group, Inc. (I) (L)	10,182	661,525
The Hershey Company	49,430	4,413,110
The J.M. Smucker Company (L)	35,338	3,645,115
Tootsie Roll Industries, Inc. (L)	14,651	465,609
Toyo Suisan Kaisha, Ltd.	16,543	551,370
TreeHouse Foods, Inc. (I)	9,547	625,710
Tyson Foods, Inc., Class A	93,391	2,398,281
Unilever NV	299,503	11,748,554
Unilever PLC	236,048	9,586,232
WhiteWave Foods Company, Class A (I) (L)	62,106	1,009,223
Wilmar International, Ltd.	352,261	871,636
Yakult Honsha Company, Ltd.	16,166	669,975
Yamazaki Baking Company, Ltd.	20,390	239,869
		185,808,808
Household Products - 1.5%
Central Garden & Pet Company, Class A (I)	11,849	81,758
Church & Dwight Company, Inc.	62,028	3,827,748
Colgate-Palmolive Company	289,407	16,580,127
Energizer Holdings, Inc. (L)	27,927	2,806,943
Harbinger Group, Inc. (I)	9,234	69,624
Henkel AG & Company, KGaA	23,846	1,868,961
Kimberly-Clark Corp.	127,611	12,396,133
Orchids Paper Products Company	1,916	50,295
Reckitt Benckiser Group PLC	118,929	8,430,866
Spectrum Brands Holdings, Inc.	5,652	321,429
Svenska Cellulosa AB, B Shares	107,334	2,687,327
The Clorox Company (L)	43,162	3,588,489
The Procter & Gamble Company	903,262	69,542,141
Unicharm Corp.	20,922	1,183,522
WD-40 Company	4,081	222,333
		123,657,696
Personal Products - 0.3%
Avon Products, Inc.	142,298	2,992,527
Beiersdorf AG	18,542	1,616,768
Elizabeth Arden, Inc. (I)	6,785	305,800
Inter Parfums, Inc.	4,398	125,431
Kao Corp.	96,704	3,290,974
L’Oreal SA	44,437	7,265,533
Lifevantage Corp. (I)	32,918	79,332
Medifast, Inc. (I)	3,848	99,124
Nature’s Sunshine Products, Inc. (L)	3,413	55,803
Nutraceutical International Corp.	2,597	53,083
Prestige Brands Holdings, Inc. (I)	13,720	399,801
Revlon, Inc., Class A (I)	3,194	70,460
Shiseido Company, Ltd.	66,046	982,438
Star Scientific, Inc. (I) (L)	49,526	68,841

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal Products (continued)
The Estee Lauder
Companies, Inc., Class A (L)	78,908	$5,189,779
The Female Health Company	6,667	65,737
USANA Health Sciences, Inc. (I)	1,641	118,776
		22,780,207
Tobacco - 1.4%
Alliance One International, Inc. (I)	23,595	89,661
Altria Group, Inc.	661,401	23,142,421
British American Tobacco PLC	354,873	18,223,934
Imperial Tobacco Group PLC	180,369	6,266,951
Japan Tobacco, Inc.	202,223	7,147,261
Lorillard, Inc.	124,927	5,456,811
Philip Morris International, Inc.	539,105	46,697,275
Reynolds American, Inc.	105,985	5,126,494
Swedish Match AB	37,863	1,338,578
Universal Corp. (L)	16,424	950,128
Vector Group, Ltd. (L)	16,033	260,055
		114,699,569
		776,714,318
Energy - 8.6%
Energy Equipment & Services - 1.5%
Aker Solutions ASA	29,906	406,073
AMEC PLC	54,133	829,431
Atwood Oceanics, Inc. (I)	25,661	1,335,655
Baker Hughes, Inc.	145,501	6,711,961
Basic Energy Services, Inc. (I) (L)	8,100	97,929
Bolt Technology Corp.	2,679	45,757
Bristow Group, Inc.	9,464	618,188
C&J Energy Services, Inc. (I) (L)	12,073	233,854
Cal Dive International, Inc. (I) (L)	30,489	57,319
Cameron International Corp. (I)	81,625	4,992,185
CARBO Ceramics, Inc. (L)	14,036	946,447
CCG (I)	29,198	645,714
Dawson Geophysical Company (I)	2,225	82,014
Diamond Offshore Drilling, Inc. (L)	22,670	1,559,469
Dresser-Rand Group, Inc. (I)	34,142	2,047,837
Dril-Quip, Inc. (I)	16,388	1,479,673
Ensco PLC, Class A	76,603	4,452,166
Era Group, Inc. (I)	5,492	143,616
Exterran Holdings, Inc. (I)	15,206	427,593
FMC Technologies, Inc. (I)	78,313	4,360,468
Forum Energy Technologies, Inc. (I) (L)	10,307	313,642
Fugro NV	13,052	704,413
Geospace Technologies Corp. (I)	3,470	239,708
Gulf Island Fabrication, Inc.	4,080	78,132
Gulfmark Offshore, Inc., Class A	7,023	316,667
Halliburton Company	306,697	12,795,399
Helix Energy Solutions Group, Inc. (I)	72,275	1,665,216
Helmerich & Payne, Inc. (L)	34,962	2,183,377
Hercules Offshore, Inc. (I)	42,910	302,086
Hornbeck Offshore Services, Inc. (I)	9,500	508,250
ION Geophysical Corp. (I) (L)	36,138	217,551
Key Energy Services, Inc. (I)	40,696	242,141
Lufkin Industries, Inc.	9,010	797,115
Matrix Service Company (I)	7,096	110,556
Mitcham Industries, Inc. (I) (L)	3,632	60,945
Nabors Industries, Ltd.	106,754	1,634,404
National Oilwell Varco, Inc.	140,448	9,676,867
Natural Gas Services Group, Inc. (I)	3,494	82,074
Newpark Resources, Inc. (I) (L)	22,939	252,100
Noble Corp.	83,269	3,129,249

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Nuverra Environmental Solutions, Inc. (I) (L)	39,554	$114,707
Oceaneering International, Inc.	48,569	3,506,682
Oil States International, Inc. (I)	24,672	2,285,614
Parker Drilling Company (I)	31,792	158,324
Patterson-UTI Energy, Inc. (L)	65,846	1,274,449
Petrofac, Ltd.	47,713	872,279
PHI, Inc. (I)	3,549	121,731
Pioneer Energy Services Corp. (I)	16,815	111,315
RigNet, Inc. (I)	3,322	84,645
Rowan Companies PLC, Class A (I)	40,350	1,374,725
Saipem SpA	48,720	788,279
Schlumberger, Ltd.	439,800	31,516,068
SEACOR Holdings, Inc.	5,204	432,192
Seadrill, Ltd.	69,069	2,785,944
Subsea 7 SA	48,558	849,656
Superior Energy Services, Inc. (I)	71,612	1,857,615
Technip SA	18,632	1,883,125
Tenaris SA	86,913	1,748,729
Tesco Corp. (I)	8,134	107,776
TETRA Technologies, Inc. (I)	20,974	215,193
TGC Industries, Inc.	5,407	44,446
Tidewater, Inc.	22,186	1,263,936
Transocean, Ltd.	65,966	3,158,430
Unit Corp. (I)	19,603	834,696
Vantage Drilling Company (I) (L)	57,260	116,810
Willbros Group, Inc. (I)	11,561	70,985
WorleyParsons, Ltd.	37,868	669,579
		125,031,171
Oil, Gas & Consumable Fuels - 7.1%
Abraxas Petroleum Corp. (I)	26,154	54,923
Adams Resources & Energy, Inc.	633	43,607
Alon USA Energy, Inc.	6,289	90,939
Alpha Natural Resources, Inc. (I)	158,969	832,998
Anadarko Petroleum Corp.	166,988	14,349,279
Apache Corp.	128,935	10,808,621
Approach Resources, Inc. (I) (L)	9,630	236,609
Arch Coal, Inc. (L)	153,380	579,776
Berry Petroleum Company, Class A	14,021	593,369
BG Group PLC	625,663	10,678,183
Bill Barrett Corp. (I) (L)	35,140	710,531
Bonanza Creek Energy, Inc. (I)	7,959	282,226
BP PLC	3,524,230	24,448,197
BPZ Resources, Inc. (I) (L)	35,422	63,405
Cabot Oil & Gas Corp.	69,265	4,919,200
Callon Petroleum Company (I)	12,040	40,575
Caltex Australia, Ltd.	24,409	400,941
Carrizo Oil & Gas, Inc. (I) (L)	10,920	309,364
Chesapeake Energy Corp. (L)	171,370	3,492,521
Chevron Corp.	639,341	75,659,614
Cimarex Energy Company	38,788	2,520,832
Clayton Williams Energy, Inc. (I) (L)	1,757	76,430
Clean Energy Fuels Corp. (I) (L)	18,730	247,236
Cloud Peak Energy, Inc. (I) (L)	16,092	265,196
Comstock Resources, Inc.	13,192	207,510
ConocoPhillips	405,007	24,502,924
CONSOL Energy, Inc.	75,060	2,034,126
Contango Oil & Gas Company	3,537	119,374
Cosmo Oil Company, Ltd. (I)	103,248	190,518
Crosstex Energy, Inc.	12,045	238,009
Delek Group, Ltd.	766	198,803
Delek US Holdings, Inc.	9,835	283,051
Denbury Resources, Inc. (I)	122,923	2,129,026
Devon Energy Corp.	124,239	6,445,519

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. (I)	5,006	$166,800
Emerald Oil, Inc. (I)	11,112	76,228
Endeavour International Corp. (I) (L)	14,756	56,663
Energen Corp.	32,401	1,693,276
Energy XXI Bermuda, Ltd. (L)	21,146	469,018
Eni SpA	467,902	9,612,863
EOG Resources, Inc.	89,424	11,775,352
EPL Oil & Gas, Inc. (I)	8,147	239,196
EQT Corp.	49,566	3,934,053
Equal Energy, Ltd.	10,996	44,424
Evolution Petroleum Corp. (I)	5,468	59,656
Exxon Mobil Corp.	1,466,130	132,464,846
Forest Oil Corp. (I) (L)	33,106	135,404
FX Energy, Inc. (I) (L)	16,929	54,342
Galp Energia SGPS SA	49,612	734,285
GasLog, Ltd. (L)	7,017	89,818
Gastar Exploration, Ltd. (I)	18,593	49,643
Goodrich Petroleum Corp. (I) (L)	7,396	94,669
Green Plains Renewable Energy, Inc. (I)	7,034	93,693
Gulf Coast Ultra Deep Royalty Trust (I)	33,747	68,844
Halcon Resources Corp. (I) (L)	55,923	317,083
Hess Corp.	97,792	6,502,190
HollyFrontier Corp.	91,243	3,903,376
Idemitsu Kosan Company, Ltd.	3,987	306,743
Inpex Corp.	403	1,684,771
Isramco, Inc. (I)	20	1,864
Japan Petroleum Exploration Company, Ltd.	5,354	217,299
JX Holdings, Inc.	412,537	2,000,925
Kinder Morgan, Inc.	207,820	7,928,333
KiOR, Inc., Class A (I)	13,591	77,605
Knightsbridge Tankers, Ltd.	7,350	54,096
Kodiak Oil & Gas Corp. (I)	71,170	632,701
Lundin Petroleum AB (I)	40,922	808,182
Magnum Hunter Resources Corp. (I) (L)	48,047	175,372
Marathon Oil Corp.	232,986	8,056,656
Marathon Petroleum Corp.	106,635	7,577,483
Matador Resources Company (I)	13,662	163,671
Midstates Petroleum Company, Inc. (I)	10,378	56,145
Miller Energy Resources, Inc. (I) (L)	9,403	37,612
Murphy Oil Corp. (L)	59,665	3,633,002
Neste Oil OYJ	24,189	352,115
Newfield Exploration Company (I)	45,463	1,086,111
Noble Energy, Inc.	118,231	7,098,589
Nordic American Tankers, Ltd. (L)	18,163	137,494
Northern Oil and Gas, Inc. (I) (L)	17,486	233,263
Occidental Petroleum Corp.	267,218	23,843,862
OMV AG	26,964	1,213,012
Origin Energy, Ltd.	200,288	2,292,018
Panhandle Oil and Gas, Inc., Class A	2,326	66,291
PDC Energy, Inc. (I)	8,163	420,231
Peabody Energy Corp.	88,123	1,290,121
Penn Virginia Corp. (I) (L)	16,296	76,591
Petroquest Energy, Inc. (I)	17,313	68,559
Phillips 66	204,579	12,051,749
Pioneer Natural Resources Company	44,943	6,505,499
QEP Resources, Inc.	58,394	1,622,185
Quicksilver Resources, Inc. (I) (L)	37,542	63,071
Range Resources Corp.	53,595	4,143,965
Renewable Energy Group, Inc. (I)	5,881	83,687
Rentech, Inc.	62,910	132,111
Repsol SA	152,958	3,224,530
Resolute Energy Corp. (I)	18,398	146,816
REX American Resources Corp. (I)	1,558	44,824

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Rex Energy Corp. (I)	12,309	$216,392
Rosetta Resources, Inc. (I)	43,682	1,857,359
Royal Dutch Shell PLC, B Shares	480,577	15,893,054
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	702,843	22,428,560
Sanchez Energy Corp. (I) (L)	7,839	179,983
Santos, Ltd.	177,410	2,026,836
Scorpio Tankers, Inc.	44,139	396,368
SemGroup Corp., Class A	11,109	598,331
Ship Finance International, Ltd.	13,420	199,153
Showa Shell Sekiyu KK	35,473	291,883
SM Energy Company	29,730	1,783,205
Solazyme, Inc. (I) (L)	13,287	155,724
Southwestern Energy Company (I)	115,515	4,219,763
Spectra Energy Corp.	219,870	7,576,720
Statoil ASA	205,302	4,232,397
Stone Energy Corp. (I) (L)	13,502	297,449
Swift Energy Company (I) (L)	11,821	141,734
Synergy Resources Corp. (I)	12,139	88,857
Targa Resources Corp.	8,667	557,548
Teekay Tankers, Ltd., Class A (L)	18,409	48,416
Tesoro Corp.	45,253	2,367,637
The Williams Companies, Inc.	224,219	7,280,391
TonenGeneral Sekiyu KK	51,557	499,590
Total SA	391,499	19,091,221
Triangle Petroleum Corp. (I) (L)	13,389	93,857
Tullow Oil PLC	166,754	2,547,247
Ur-Energy, Inc. (I)	37,770	50,234
Uranium Energy Corp. (I) (L)	26,173	46,850
Vaalco Energy, Inc. (I)	16,292	93,190
Valero Energy Corp.	182,027	6,329,079
W&T Offshore, Inc. (L)	9,549	136,455
Warren Resources, Inc. (I)	22,448	57,242
Western Refining, Inc. (L)	14,328	402,187
Westmoreland Coal Company (I)	3,903	43,831
Whitehaven Coal, Ltd. (L)	102,544	215,711
Woodside Petroleum, Ltd.	121,257	3,859,292
World Fuel Services Corp.	32,581	1,302,588
WPX Energy, Inc. (I) (L)	64,782	1,226,971
		569,131,613
		694,162,784
Financials - 18.9%
Capital Markets - 2.1%
3i Group PLC	177,147	905,654
Aberdeen Asset Management PLC	176,550	1,022,035
Affiliated Managers Group, Inc. (I)	23,659	3,878,656
Ameriprise Financial, Inc.	67,023	5,420,820
Apollo Investment Corp.	160,025	1,238,594
Arlington Asset Investment Corp., Class A	4,137	110,623
BGC Partners, Inc., Class A	34,554	203,523
BlackRock Kelso Capital Corp.	19,422	181,790
BlackRock, Inc.	41,402	10,634,104
Calamos Asset Management, Inc., Class A	5,730	60,165
Capital Southwest Corp.	862	118,809
Cohen & Steers, Inc. (L)	5,072	172,347
Cowen Group, Inc., Class A (I)	27,806	80,637
Credit Suisse Group AG (I)	275,494	7,304,087
Daiwa Securities Group, Inc.	304,576	2,558,632
Deutsche Bank AG	187,454	7,841,830
Diamond Hill Investment Group, Inc.	887	75,439
E*TRADE Financial Corp. (I)	95,925	1,214,411
Eaton Vance Corp. (L)	54,462	2,047,227

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Evercore Partners, Inc., Class A	8,499	$333,841
FBR & Company (I)	2,462	62,190
Federated Investors, Inc., Class B (L)	42,410	1,162,458
Fidus Investment Corp.	4,151	77,665
Fifth Street Finance Corp.	32,610	340,775
Financial Engines, Inc. (L)	13,149	599,463
Franklin Resources, Inc.	45,476	6,185,646
FXCM, Inc., Class A (L)	10,155	166,644
GAMCO Investors, Inc., Class A	1,654	91,648
GFI Group, Inc.	19,693	77,000
Gladstone Capital Corp.	6,363	51,986
Gladstone Investment Corp.	7,872	57,859
Golub Capital BDC, Inc. (L)	9,240	161,700
Greenhill & Company, Inc. (L)	19,317	883,560
GSV Capital Corp. (I) (L)	6,500	51,090
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (I)	4,653	55,278
Hargreaves Lansdown PLC	39,267	528,132
Hercules Technology Growth Capital, Inc.	16,293	227,124
HFF, Inc., Class A	9,095	161,618
ICAP PLC	99,274	550,637
ICG Group, Inc. (I)	10,999	125,389
INTL. FCStone, Inc. (I) (L)	4,010	69,975
Invesco, Ltd.	145,154	4,615,897
Investec PLC	105,928	663,377
Investment Technology Group, Inc. (I)	10,189	142,442
Janus Capital Group, Inc. (L)	124,322	1,057,980
Julius Baer Group, Ltd. (I)	41,128	1,598,209
KCAP Financial, Inc. (L)	8,244	92,827
Knight Capital Group, Inc., Class A (I)	46,056	165,341
Ladenburg Thalmann
Financial Services, Inc. (I)	33,250	54,863
Legg Mason, Inc. (L)	37,171	1,152,673
Macquarie Group, Ltd.	56,198	2,131,366
Main Street Capital Corp.	9,344	258,735
Manning & Napier, Inc.	4,081	72,479
MCG Capital Corp.	19,750	102,898
Medallion Financial Corp.	5,473	76,129
Mediobanca SpA	93,728	487,355
Medley Capital Corp.	7,919	107,540
Morgan Stanley	451,798	11,037,425
MVC Capital, Inc.	6,547	82,427
New Mountain Finance Corp. (L)	8,306	117,613
Nomura Holdings, Inc.	667,134	4,943,666
Northern Trust Corp. (L)	71,743	4,153,920
Oppenheimer Holdings, Inc., Class A	2,827	53,826
Partners Group Holding AG	3,185	862,079
Pennantpark Floating Rate Capital Ltd.	3,528	49,886
PennantPark Investment Corp.	18,089	199,883
Piper Jaffray Companies (I)	4,535	143,351
Prospect Capital Corp.	63,989	691,081
Ratos AB	36,078	279,749
Raymond James Financial, Inc.	50,734	2,180,547
Safeguard Scientifics, Inc. (I) (L)	5,901	94,711
SBI Holdings, Inc.	37,190	410,684
Schroders PLC	18,726	618,330
SEI Investments Company	60,325	1,715,040
Solar Capital, Ltd.	11,608	268,029
Solar Senior Capital, Ltd.	3,718	68,448
State Street Corp.	150,377	9,806,084
Stellus Capital Investment Corp. (L)	3,920	58,996
Stifel Financial Corp. (I)	16,874	601,896
SWS Group, Inc. (I)	7,977	43,475

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
T. Rowe Price Group, Inc. (L)	85,267	$6,237,281
TCP Capital Corp.	7,112	119,268
The Bank of New York Mellon Corp.	382,990	10,742,870
The Charles Schwab Corp.	361,657	7,677,978
The Goldman Sachs Group, Inc.	142,263	21,517,279
THL Credit, Inc.	7,630	115,900
TICC Capital Corp.	14,261	137,191
Triangle Capital Corp.	7,391	203,326
UBS AG (I)	669,990	11,382,001
Virtus Investment Partners, Inc. (I)	1,531	269,869
Waddell & Reed Financial, Inc., Class A	38,623	1,680,101
Walter Investment Management Corp. (I)	9,910	335,057
Westwood Holdings Group, Inc.	2,038	87,471
WisdomTree Investments, Inc. (I)	27,072	313,223
		169,171,133
Commercial Banks - 5.7%
1st Source Corp.	3,846	91,381
1st United Bancorp, Inc.	9,450	63,504
American National Bankshares, Inc.	2,625	61,005
Ameris Bancorp (I) (L)	6,761	113,923
Ames National Corp.	2,853	64,934
Aozora Bank, Ltd. (I)	198,064	619,128
Arrow Financial Corp. (L)	3,327	82,343
Associated Banc-Corp.	75,205	1,169,438
Australia & New Zealand Banking Group, Ltd.	504,453	13,093,435
Banca Monte dei Paschi di Siena SpA (I) (L)	1,209,773	307,067
Bancfirst Corp.	1,775	82,626
Banco Bilbao Vizcaya Argentaria SA	1,017,356	8,471,729
Banco de Sabadell SA (L)	489,785	808,920
Banco Espirito Santo SA (I)	332,136	263,781
Banco Latinoamericano de
Comercio Exterior SA	7,416	166,044
Banco Popular Espanol SA (I) (L)	231,952	705,411
Banco Santander SA	1,987,816	12,584,670
BancorpSouth, Inc. (L)	62,691	1,109,631
Bank Hapoalim, Ltd.	193,523	870,332
Bank Leumi Le-Israel, Ltd. (I)	229,540	759,639
Bank of East Asia, Ltd.	224,339	806,112
Bank of Hawaii Corp. (L)	20,122	1,012,539
Bank of Ireland (I)	3,876,194	790,980
Bank of Marin Bancorp, Class A	1,749	69,960
Bank of the Ozarks, Inc.	8,246	357,299
Bankia SA (I)	1,875	1,447
Banner Corp.	5,277	178,310
Banque Cantonale Vaudoise	565	280,875
Barclays PLC	2,246,588	9,630,556
BB&T Corp.	230,392	7,805,681
BBCN Bancorp, Inc.	21,539	306,285
Bendigo and Adelaide Bank, Ltd.	74,926	686,733
BNP Paribas SA	182,714	9,982,897
BOC Hong Kong Holdings, Ltd.	680,652	2,078,762
Boston Private Financial Holdings, Inc. (L)	21,560	229,398
Bridge Bancorp, Inc.	2,983	67,118
Bridge Capital Holdings (I) (L)	3,432	54,432
Bryn Mawr Bank Corp.	3,876	92,753
C&F Financial Corp.	1,028	57,290
CaixaBank	213,449	655,498
Camden National Corp.	2,246	79,666
Capital Bank Financial Corp., Class A (I)	6,525	123,910
Capital City Bank Group, Inc. (I) (L)	3,997	46,085
Cardinal Financial Corp.	8,230	120,487
Cathay General Bancorp	54,027	1,099,449
Centerstate Banks, Inc.	9,243	80,229

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Central Pacific Financial Corp. (I)	6,016	$108,288
Chemical Financial Corp.	7,255	188,557
Citizens & Northern Corp.	3,922	75,773
City Holding Company	4,220	164,369
City National Corp. (L)	21,390	1,355,484
CNB Financial Corp.	4,485	75,976
CoBiz Financial, Inc.	10,090	83,747
Columbia Banking System, Inc.	13,718	326,626
Comerica, Inc.	61,838	2,463,008
Commerce Bancshares, Inc.	34,595	1,506,958
Commerzbank AG (I)	177,837	1,549,909
Commonwealth Bank of Australia	295,883	18,598,131
Community Bank Systems, Inc. (L)	10,440	322,074
Community Trust Bancorp, Inc.	3,634	129,443
Credit Agricole SA (I)	183,559	1,577,651
CU Bancorp (I)	3,309	52,282
Cullen/Frost Bankers, Inc. (L)	26,939	1,798,717
Customers Bancorp Inc (I)	5,803	91,455
CVB Financial Corp.	24,832	292,024
Danske Bank A/S (I)	120,387	2,049,488
DBS Group Holdings, Ltd.	314,810	3,832,220
DNB ASA	179,415	2,591,960
Eagle Bancorp, Inc. (I)	6,105	136,630
East West Bancorp, Inc.	61,097	1,680,168
Enterprise Financial Services Corp.	5,364	85,609
Erste Group Bank AG	43,469	1,157,382
Farmers Capital Bank Corp. (I)	2,312	52,020
Fidelity Southern Corp. (I)	3,470	42,924
Fifth Third Bancorp	288,208	5,202,154
Financial Institutions, Inc.	4,212	77,543
First Bancorp North Carolina	5,228	73,715
First BanCorp Puerto Rico (I)	19,375	137,175
First Bancorp, Inc. Maine	3,045	53,227
First Busey Corp.	21,377	96,197
First Commonwealth Financial Corp. (L)	26,170	192,873
First Community Bancshares, Inc.	5,183	81,269
First Connecticut Bancorp, Inc.	5,673	78,968
First Financial Bancorp	15,776	235,062
First Financial Bankshares, Inc. (L)	8,396	467,321
First Financial Corp.	3,079	95,418
First Financial Holdings, Inc.	4,688	99,432
First Horizon National Corp.	108,163	1,211,426
First Interstate Bancsystem, Inc.	4,581	94,964
First M&F Corp.	2,666	43,029
First Merchants Corp.	7,779	133,410
First Midwest Bancorp, Inc.	19,468	267,101
First Niagara Financial Group, Inc.	159,103	1,602,167
First Security Group, Inc. (I)	19,905	43,791
FirstMerit Corp.	118,534	2,374,236
FNB Corp. (L)	38,479	464,826
Fukuoka Financial Group, Inc.	140,078	596,074
Fulton Financial Corp. (L)	87,526	1,004,798
German American Bancorp, Inc.	3,955	89,067
Glacier Bancorp, Inc.	19,435	431,263
Great Southern Bancorp, Inc.	2,927	78,912
Hancock Holding Company	60,590	1,821,941
Hang Seng Bank, Ltd.	140,751	2,072,748
Hanmi Financial Corp. (I)	8,622	152,351
Heartland Financial USA, Inc.	4,088	112,379
Heritage Commerce Corp. (I)	7,221	50,547
Heritage Financial Corp.	4,906	71,873
Heritage Oaks Bancorp (I)	7,018	43,301
Hokuhoku Financial Group, Inc.	217,308	444,830

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Home BancShares, Inc.	12,231	$317,639
Hometrust Bancshares, Inc. (I)	6,210	105,322
Horizon Bancorp	2,439	49,780
HSBC Holdings PLC	3,398,885	35,222,926
Hudson Valley Holding Corp.	4,931	83,728
Huntington Bancshares, Inc.	276,689	2,180,309
Iberiabank Corp.	7,875	422,179
Independent Bank Corp. - Massachusetts (L)	6,029	208,001
Independent Bank Group Inc (I)	1,335	40,544
International Bancshares Corp.	38,909	878,565
Intesa Sanpaolo SpA	2,137,991	3,421,046
Investors Bancorp, Inc.	12,444	262,320
KBC Groep NV	42,160	1,559,383
KeyCorp	304,189	3,358,247
Lakeland Bancorp, Inc.	8,970	93,557
Lakeland Financial Corp.	4,542	126,041
Lloyds Banking Group PLC (I)	8,407,240	8,105,083
M&T Bank Corp. (L)	40,321	4,505,872
Macatawa Bank Corp. (I)	7,599	38,299
MainSource Financial Group, Inc.	5,960	80,043
MB Financial, Inc.	14,546	389,833
Mercantile Bank Corp.	2,573	46,237
Merchants Bancshares, Inc.	1,936	57,248
Metro Bancorp, Inc. (I)	4,195	84,026
MetroCorp Bancshares, Inc.	5,011	48,907
Mitsubishi UFJ Financial Group	2,343,076	14,539,885
Mizrahi Tefahot Bank, Ltd. (I)	23,314	234,658
Mizuho Financial Group, Inc.	4,213,043	8,768,860
National Australia Bank, Ltd.	430,667	11,601,967
National Bank Holdings Corp.	14,150	278,755
National Bankshares, Inc.	2,324	82,572
National Penn Bancshares, Inc. (L)	31,050	315,468
Natixis	172,550	718,181
NBT Bancorp, Inc.	11,307	239,369
NewBridge Bancorp (I)	8,104	48,543
Nordea Bank AB	484,039	5,384,316
Northrim BanCorp, Inc.	2,252	54,476
OFG Bancorp (L)	12,328	223,260
Old National Bancorp	26,966	372,940
OmniAmerican Bancorp, Inc. (I)	3,486	76,797
Oversea-Chinese Banking Corp., Ltd.	474,663	3,726,870
Pacific Continental Corp.	5,793	68,357
Pacific Premier Bancorp, Inc. (I)	4,541	55,491
PacWest Bancorp (L)	10,278	315,021
Park National Corp. (L)	3,054	210,085
Park Sterling Corp. (I)	14,173	83,762
Penns Woods Bancorp, Inc.	1,440	60,278
Peoples Bancorp, Inc.	3,280	69,142
Pinnacle Financial Partners, Inc. (I)	9,286	238,743
PNC Financial Services Group, Inc.	173,947	12,684,215
Preferred Bank (I)	3,741	61,652
PrivateBancorp, Inc.	17,405	369,160
Prosperity Bancshares, Inc. (L)	36,917	1,911,931
Raiffeisen Bank International AG (L)	9,203	268,151
Regions Financial Corp.	465,168	4,433,051
Renasant Corp. (L)	6,856	166,875
Republic Bancorp, Inc., Class A (L)	2,396	52,520
Resona Holdings, Inc.	346,382	1,687,066
Royal Bank of Scotland Group PLC (I)	390,909	1,632,473
S&T Bancorp, Inc.	7,854	153,938
Sandy Spring Bancorp, Inc.	6,730	145,503
SCBT Financial Corp.	4,533	228,418
Seacoast Banking Corp. of Florida (I)	25,179	55,394

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Seven Bank, Ltd.	109,490	$397,469
Shinsei Bank, Ltd.	303,237	688,073
Sierra Bancorp	4,169	61,701
Signature Bank (I) (L)	21,211	1,760,937
Simmons First National Corp., Class A	4,490	117,144
Skandinaviska Enskilda Banken AB, Series A	279,309	2,657,339
Societe Generale SA	129,109	4,396,247
Southside Bancshares, Inc. (L)	5,039	120,331
Southwest Bancorp, Inc. (I)	5,651	74,593
Standard Chartered PLC	443,733	9,580,111
State Bank Financial Corp.	9,070	136,322
StellarOne Corp.	6,329	124,365
Sterling Bancorp	9,042	105,068
Sterling Financial Corp.	9,267	220,369
Suffolk Bancorp (I)	3,095	50,572
Sumitomo Mitsui Financial Group, Inc.	234,012	10,737,317
Sumitomo Mitsui Trust Holdings, Inc.	571,956	2,670,475
Sun Bancorp, Inc. (I)	13,374	45,338
SunTrust Banks, Inc.	177,425	5,601,307
Suruga Bank, Ltd.	32,088	584,690
Susquehanna Bancshares, Inc.	48,954	629,059
SVB Financial Group (I)	20,196	1,682,731
Svenska Handelsbanken AB, Class A	91,185	3,646,032
Swedbank AB, Class A	166,521	3,800,474
SY Bancorp, Inc.	4,136	101,456
Synovus Financial Corp.	355,283	1,037,426
Taylor Capital Group, Inc. (I) (L)	4,873	82,305
TCF Financial Corp. (L)	73,551	1,042,953
Texas Capital Bancshares, Inc. (I) (L)	10,834	480,596
The Bancorp, Inc. (I)	9,136	136,949
The Bank of Kyoto, Ltd.	60,355	503,317
The Bank of Yokohama, Ltd.	216,776	1,119,195
The Chiba Bank, Ltd.	136,129	927,956
The Chugoku Bank, Ltd.	30,112	421,495
The First of Long Island Corp.	2,534	84,103
The Gunma Bank, Ltd.	68,025	375,909
The Hachijuni Bank, Ltd.	74,874	439,223
The Hiroshima Bank, Ltd.	91,000	388,152
The Iyo Bank, Ltd.	48,759	466,101
The Joyo Bank, Ltd.	124,685	682,697
The Nishi-Nippon City Bank, Ltd.	127,559	333,148
The Shizuoka Bank, Ltd.	104,299	1,124,276
Tompkins Financial Corp.	3,114	140,722
TowneBank (L)	7,318	107,721
Trico Bancshares	4,642	99,014
Trustmark Corp. (L)	47,795	1,174,801
U.S. Bancorp	613,326	22,171,735
UMB Financial Corp. (L)	8,485	472,360
Umpqua Holdings Corp. (L)	29,711	445,962
UniCredit SpA	798,162	3,732,344
Union First Market Bankshares Corp.	5,644	116,210
Unione di Banche Italiane SCPA	155,968	564,118
United Bankshares, Inc. (L)	13,356	353,266
United Community Banks, Inc. (I)	12,135	150,717
United Overseas Bank, Ltd.	233,364	3,640,192
Univest Corp. of Pennsylvania	4,909	93,615
Valley National Bancorp (L)	89,137	844,127
Virginia Commerce Bancorp, Inc. (I)	7,517	104,937
Washington Banking Company	5,169	73,400
Washington Trust Bancorp, Inc.	4,051	115,535
Webster Financial Corp.	64,372	1,653,073
Wells Fargo & Company	1,624,561	67,045,632
WesBanco, Inc.	6,679	176,526

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
West Bancorp, Inc.	5,512	$64,766
Westamerica Bancorp. (L)	19,139	874,461
Western Alliance Bancorp (I) (L)	20,037	317,186
Westpac Banking Corp.	570,659	14,939,498
Wilshire Bancorp, Inc.	17,108	113,255
Wintrust Financial Corp.	9,747	373,115
Yamaguchi Financial Group, Inc.	39,936	393,436
Zions Bancorporation (L)	60,100	1,735,688
		455,693,964
Consumer Finance - 0.6%
Acom Company, Ltd. (I)	7,550	240,212
AEON Credit Service Company, Ltd. (L)	12,253	348,011
American Express Company	316,293	23,646,065
Capital One Financial Corp.	191,624	12,035,903
Cash America International, Inc. (L)	7,599	345,451
Credit Acceptance Corp. (I)	1,884	197,914
Credit Saison Company, Ltd.	28,795	722,744
DFC Global Corp. (I)	11,114	153,484
Discover Financial Services	163,097	7,769,941
Encore Capital Group, Inc. (I) (L)	6,300	208,593
Ezcorp, Inc., Class A (I)	13,777	232,556
First Cash Financial Services, Inc. (I) (L)	7,863	386,938
Green Dot Corp., Class A (I)	7,314	145,914
Nelnet, Inc., Class A	6,082	219,499
Netspend Holdings, Inc. (I)	9,590	153,152
Nicholas Financial, Inc.	3,367	50,909
Portfolio Recovery Associates, Inc. (I)	4,504	691,950
Regional Management Corp. (I)	1,774	44,359
SLM Corp.	149,353	3,414,210
World Acceptance Corp. (I) (L)	2,515	218,654
		51,226,459
Diversified Financial Services - 2.7%
ASX, Ltd.	32,195	969,566
Bank of America Corp.	3,561,017	45,794,679
CBOE Holdings, Inc.	39,161	1,826,469
Citigroup, Inc.	1,004,125	48,167,876
CME Group, Inc.	101,031	7,676,335
Deutsche Boerse AG	35,468	2,334,905
Eurazeo	5,890	315,269
EXOR SpA	12,068	356,893
First Pacific Company, Ltd.	395,275	421,328
Groupe Bruxelles Lambert SA	14,842	1,120,764
Hong Kong Exchanges & Clearing, Ltd.	200,546	3,004,865
Industrivarden AB, C Shares (I)	22,223	369,345
ING Groep NV (I)	704,299	6,435,670
IntercontinentalExchange, Inc. (I)	23,913	4,250,775
Investment AB Kinnevik, B Shares	37,721	962,821
Investor AB, B Shares	83,781	2,241,787
JPMorgan Chase & Company	1,246,771	65,817,041
Leucadia National Corp.	96,586	2,532,485
London Stock Exchange Group PLC	31,942	646,582
MarketAxess Holdings, Inc.	10,006	467,781
Marlin Business Services Corp.	2,341	53,328
McGraw-Hill Financial, Inc.	88,982	4,732,953
MicroFinancial, Inc.	482	3,784
Mitsubishi UFJ Lease &
Finance Company, Ltd.	105,380	499,455
Moody’s Corp.	63,794	3,886,968
MSCI, Inc. (I)	54,251	1,804,931
NewStar Financial, Inc. (I) (L)	7,281	96,983
NYSE Euronext	80,003	3,312,124
ORIX Corp.	202,800	2,771,316

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Osaka Securities Exchange Company, Ltd.	9,100	$919,507
Pargesa Holding SA	5,088	339,431
PHH Corp. (I)	15,103	307,799
PICO Holdings, Inc. (I)	6,504	136,324
Pohjola Bank OYJ	26,059	383,317
Singapore Exchange, Ltd.	157,648	870,462
The NASDAQ OMX Group, Inc.	37,998	1,245,954
Wendel SA	5,971	613,734
		217,691,606
Insurance - 4.4%
ACE, Ltd.	111,713	9,996,079
Admiral Group PLC	35,240	712,915
Aegon NV	326,194	2,177,651
Aflac, Inc.	154,043	8,952,979
Ageas	42,442	1,483,306
AIA Group, Ltd.	2,215,334	9,310,088
Alleghany Corp. (I)	7,560	2,897,824
Allianz SE	83,831	12,242,705
American Equity Investment Life
Holding Company	17,199	270,024
American Financial Group, Inc.	33,912	1,658,636
American International Group, Inc. (I)	485,783	21,714,500
American Safety Insurance Holdings, Ltd. (I)	2,945	85,258
AMERISAFE, Inc.	5,120	165,837
AMP, Ltd.	538,155	2,079,122
Amtrust Financial Services, Inc. (L)	7,657	273,355
Aon PLC	102,599	6,602,246
Argo Group International Holdings, Ltd.	7,188	304,699
Arthur J. Gallagher & Company	56,931	2,487,315
Aspen Insurance Holdings, Ltd.	30,559	1,133,433
Assicurazioni Generali SpA	214,794	3,748,306
Assurant, Inc.	25,519	1,299,172
Aviva PLC (I)	541,252	2,779,935
AXA SA	329,365	6,471,495
Baldwin & Lyons, Inc., Class B	2,703	65,629
Baloise Holding AG	8,702	842,697
Berkshire Hathaway, Inc., Class B (I)	601,926	67,367,558
Brown & Brown, Inc.	52,986	1,708,269
Cincinnati Financial Corp. (L)	48,329	2,218,301
Citizens, Inc. (I) (L)	12,332	73,745
CNO Financial Group, Inc.	59,155	766,649
CNP Assurances	29,543	422,582
Crawford & Company, Class B	7,559	42,482
Delta Lloyd NV	32,555	648,567
Direct Line Insurance Group PLC	152,096	539,743
Eastern Insurance Holdings, Inc.	2,366	44,363
eHealth, Inc. (I)	5,392	122,506
EMC Insurance Group, Inc.	1,650	43,329
Employers Holdings, Inc.	8,499	207,801
Enstar Group, Ltd. (I)	2,464	327,663
Everest Re Group, Ltd.	22,431	2,877,000
FBL Financial Group, Inc., Class A	2,507	109,080
Fidelity National Financial, Inc., Class A	95,908	2,283,569
First American Financial Corp.	77,375	1,705,345
Genworth Financial, Inc., Class A (I)	161,005	1,837,067
Gjensidige Forsikring ASA	36,292	533,055
Global Indemnity PLC (I)	2,773	65,304
Greenlight Capital Re, Ltd., Class A (I) (L)	7,590	186,183
Hallmark Financial Services, Inc. (I)	5,291	48,360
Hannover Rueckversicherung AG	11,090	797,021
Hartford Financial Services Group, Inc.	150,179	4,643,535
HCC Insurance Holdings, Inc.	45,081	1,943,442
HCI Group Inc	2,748	84,419

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hilltop Holdings, Inc. (I)	17,189	$281,900
Horace Mann Educators Corp.	10,600	258,428
Infinity Property & Casualty Corp.	3,132	187,168
Insurance Australia Group, Ltd.	382,411	1,889,079
Investors Title Company	623	44,196
Kansas City Life Insurance Company	1,258	48,144
Kemper Corp.	24,213	829,295
Legal & General Group PLC	1,086,178	2,841,881
Lincoln National Corp.	89,500	3,264,065
Loews Corp.	102,124	4,534,306
Maiden Holdings, Ltd.	13,892	155,868
Mapfre SA (L)	144,300	466,806
Marsh & McLennan Companies, Inc.	180,520	7,206,358
Meadowbrook Insurance Group, Inc. (L)	14,497	116,411
Mercury General Corp.	16,215	712,811
MetLife, Inc.	359,933	16,470,534
Montpelier Re Holdings, Ltd.	12,246	306,272
MS&AD Insurance Group Holdings	92,996	2,365,117
Muenchener Rueckversicherungs AG	32,976	6,055,240
National Financial Partners Corp. (I)	10,579	267,754
National Interstate Corp.	2,082	60,899
National Western Life Insurance
Company, Class A	565	107,265
NKSJ Holdings, Inc.	61,078	1,456,650
Old Mutual PLC	898,631	2,466,365
Old Republic International Corp.	108,301	1,393,834
OneBeacon Insurance Group, Ltd., Class A	6,242	90,384
Platinum Underwriters Holdings, Ltd.	8,286	474,125
Primerica, Inc.	35,709	1,336,945
Principal Financial Group, Inc.	90,850	3,402,333
Protective Life Corp.	35,261	1,354,375
Prudential Financial, Inc.	153,054	11,177,534
Prudential PLC	470,257	7,730,857
QBE Insurance Group, Ltd.	219,714	3,032,321
Reinsurance Group of America, Inc.	32,525	2,247,803
Resolution, Ltd.	260,925	1,126,330
RLI Corp. (L)	5,711	436,378
RSA Insurance Group PLC	665,899	1,207,414
Safety Insurance Group, Inc.	3,516	170,561
Sampo OYJ	77,097	2,991,991
SCOR SE	28,201	861,190
Selective Insurance Group, Inc. (L)	15,192	349,720
Sony Financial Holdings, Inc.	31,616	499,569
StanCorp Financial Group, Inc. (L)	19,846	980,591
Standard Life PLC	433,500	2,266,452
State Auto Financial Corp.	4,317	78,440
Stewart Information Services Corp.	5,774	151,221
Suncorp Group, Ltd.	236,513	2,560,953
Swiss Life Holding (I)	5,896	953,956
Swiss Re, Ltd. (I)	64,789	4,799,342
Symetra Financial Corp.	21,208	339,116
T&D Holdings, Inc.	106,362	1,430,779
The Allstate Corp.	153,128	7,368,519
The Chubb Corp.	85,950	7,275,668
The Dai-ichi Life Insurance Company, Ltd.	1,561	2,259,319
The Hanover Insurance Group, Inc.	19,745	966,123
The Navigators Group, Inc. (I)	2,762	157,544
The Phoenix Companies, Inc. (I)	1,619	69,617
The Progressive Corp. (L)	182,919	4,649,801
The Travelers Companies, Inc.	124,437	9,945,005
Tokio Marine Holdings, Inc.	127,402	4,040,474
Torchmark Corp. (L)	30,718	2,000,971
Tower Group International, Ltd. (L)	15,563	319,197

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Tryg A/S	4,615	$379,608
United Fire Group, Inc.	5,751	142,797
Universal Insurance Holdings, Inc.	9,429	66,757
Unum Group	88,976	2,613,225
Vienna Insurance Group AG	7,256	335,979
W.R. Berkley Corp.	49,454	2,020,690
XL Group PLC	97,193	2,946,892
Zurich Insurance Group AG (I)	27,267	7,066,479
		351,864,135
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust	15,320	378,251
AG Mortgage Investment Trust, Inc.	6,942	130,579
Agree Realty Corp.	4,017	118,582
Alexander’s, Inc.	581	170,646
Alexandria Real Estate Equities, Inc.	31,597	2,076,555
American Assets Trust, Inc.	9,696	299,219
American Campus Communities, Inc.	47,006	1,911,264
American Capital Mortgage Investment Corp.	15,704	282,201
AmREIT, Inc., Class B	4,841	93,625
Anworth Mortgage Asset Corp.	40,038	224,213
Apartment Investment & Management
Company, Class A	47,389	1,423,566
Apollo Commercial Real Estate Finance, Inc.	10,398	165,120
Apollo Residential Mortgage, Inc.	8,531	140,591
ARMOUR Residential REIT, Inc.	100,821	474,867
Ascendas Real Estate Investment Trust	377,239	663,643
Ashford Hospitality Trust, Inc.	14,662	167,880
Associated Estates Realty Corp.	14,103	226,776
AvalonBay Communities, Inc.	39,997	5,395,995
Aviv REIT, Inc.	3,633	90,425
Beni Stabili SpA (I)	44	27
BGP Holdings PLC (I)	1,525,695	2
BioMed Realty Trust, Inc.	83,578	1,690,783
Boston Properties, Inc.	49,908	5,263,797
BRE Properties, Inc.	34,585	1,729,942
British Land Company PLC	172,724	1,486,151
Camden Property Trust	38,028	2,629,256
Campus Crest Communities, Inc.	17,373	200,484
CapitaCommercial Trust	364,000	420,679
CapitaMall Trust	447,981	705,048
CapLease, Inc.	24,515	206,907
Capstead Mortgage Corp.	25,492	308,453
Cedar Realty Trust, Inc.	21,155	109,583
CFS Retail Property Trust Group	390,743	711,778
Chatham Lodging Trust	5,996	103,011
Chesapeake Lodging Trust	13,906	289,106
Colonial Properties Trust	23,831	574,804
Colony Financial, Inc.	17,806	354,161
Coresite Realty Corp.	5,651	179,758
Corio NV	12,162	482,222
Corporate Office Properties Trust	38,391	978,971
Corrections Corp. of America	51,721	1,751,790
Cousins Properties, Inc.	29,319	296,122
CubeSmart	36,019	575,584
CyrusOne, Inc.	5,234	108,553
CYS Investments, Inc.	46,569	428,900
DCT Industrial Trust, Inc.	78,867	563,899
Dexus Property Group	891,053	866,303
DiamondRock Hospitality Company	52,858	492,637
Duke Realty Corp.	144,302	2,249,668
DuPont Fabros Technology, Inc.	17,051	411,782
Dynex Capital, Inc.	15,708	160,065
EastGroup Properties, Inc.	8,315	467,885

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Education Realty Trust, Inc.	32,047	$327,841
Ellington Residential Mortgage Reit	2,867	49,398
EPR Properties	12,659	636,368
Equity One, Inc.	44,129	998,639
Equity Residential	105,395	6,119,234
Essex Property Trust, Inc.	17,056	2,710,540
Excel Trust, Inc.	14,054	180,032
Extra Space Storage, Inc.	46,472	1,948,571
Federal Realty Investment Trust	29,296	3,037,409
Federation Centres	263,371	569,079
FelCor Lodging Trust, Inc. (I)	34,789	205,603
First Industrial Realty Trust, Inc.	29,301	444,496
First Potomac Realty Trust	16,770	219,016
Fonciere Des Regions	5,313	398,356
Franklin Street Properties Corp.	24,842	327,914
Gecina SA	3,959	435,953
Getty Realty Corp.	7,341	151,592
Gladstone Commercial Corp.	4,773	88,969
Glimcher Realty Trust	39,636	432,825
Goodman Group	317,232	1,405,982
Government Properties Income Trust	15,216	383,748
GPT Group	325,767	1,140,139
Gramercy Property Trust, Inc. (I)	18,403	82,814
Hammerson PLC	130,788	972,736
HCP, Inc.	149,248	6,781,829
Health Care REIT, Inc.	95,417	6,395,802
Healthcare Realty Trust, Inc.	24,626	627,963
Hersha Hospitality Trust	56,900	320,916
Highwoods Properties, Inc.	58,955	2,099,388
Home Properties, Inc.	23,448	1,532,796
Hospitality Properties Trust	62,718	1,648,229
Host Hotels & Resorts, Inc.	250,729	4,229,798
Hudson Pacific Properties, Inc.	12,371	263,255
ICADE	4,408	363,998
Inland Real Estate Corp.	24,015	245,433
Intu Properties PLC	123,252	587,278
Invesco Mortgage Capital, Inc.	36,458	603,744
Investors Real Estate Trust	28,227	242,752
iStar Financial, Inc. (I)	23,212	262,063
Japan Prime Realty Investment Corp.	145	443,738
Japan Real Estate Investment Corp.	110	1,229,424
Japan Retail Fund Investment Corp.	380	791,282
JAVELIN Mortgage Investment Corp.	4,471	62,996
Kilroy Realty Corp.	33,810	1,792,268
Kimco Realty Corp.	134,289	2,877,813
Kite Realty Group Trust	26,111	157,449
Klepierre	18,243	719,029
Land Securities Group PLC	143,399	1,918,196
LaSalle Hotel Properties	25,798	637,211
Lexington Realty Trust	45,601	532,620
Liberty Property Trust	53,954	1,994,140
LTC Properties, Inc.	9,521	371,795
Mack-Cali Realty Corp.	37,437	916,832
Medical Properties Trust, Inc.	40,675	582,466
Mirvac Group	674,092	982,009
Mission West Properties, Inc.	6,544	131
Monmouth Real Estate
Investment Corp., Class A	13,092	129,218
MPG Office Trust, Inc. (I)	20,832	64,996
National Health Investments, Inc.	6,727	402,678
National Retail Properties, Inc.	53,124	1,827,466
New York Mortgage Trust, Inc.	18,776	127,114
Nippon Building Fund, Inc.	127	1,471,728

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Nomura Real Estate Office Fund, Inc.	55	$241,247
NorthStar Realty Finance Corp.	54,025	491,628
Omega Healthcare Investors, Inc.	52,132	1,617,135
One Liberty Properties, Inc.	3,753	82,416
Parkway Properties, Inc.	12,252	205,344
Pebblebrook Hotel Trust	16,888	436,555
Pennsylvania Real Estate Investment Trust	18,742	353,849
PennyMac Mortgage Investment Trust	16,297	343,052
Plum Creek Timber Company, Inc.	53,534	2,498,432
Potlatch Corp.	29,234	1,182,223
Prologis, Inc.	167,755	6,327,719
PS Business Parks, Inc.	5,034	363,304
Public Storage	47,478	7,279,802
RAIT Financial Trust	19,459	146,332
Ramco-Gershenson Properties Trust	16,483	255,981
Rayonier, Inc.	56,587	3,134,354
Realty Income Corp.	88,062	3,691,559
Redwood Trust, Inc.	22,239	378,063
Regency Centers Corp.	41,112	2,088,901
Resource Capital Corp.	34,676	213,257
Retail Opportunity Investments Corp.	17,595	244,571
RLJ Lodging Trust	33,282	748,512
Rouse Properties, Inc.	6,276	123,135
Ryman Hospitality Properties	11,808	460,630
Sabra Health Care REIT, Inc.	10,397	271,466
Saul Centers, Inc.	2,350	104,481
Segro PLC	134,498	568,421
Select Income REIT	4,711	132,096
Senior Housing Properties Trust	84,403	2,188,570
Silver Bay Realty Trust Corp.	4,718	78,130
Simon Property Group, Inc.	103,235	16,302,871
SL Green Realty Corp.	41,091	3,623,815
Sovran Self Storage, Inc.	8,490	550,067
Spirit Realty Capital, Inc.	15,845	280,773
STAG Industrial, Inc.	11,807	235,550
Stockland	405,027	1,282,696
Strategic Hotels & Resorts, Inc. (I)	49,326	437,028
Summit Hotel Properties, Inc.	17,813	168,333
Sun Communities, Inc.	9,891	492,176
Sunstone Hotel Investors, Inc. (I)	44,139	533,199
Taubman Centers, Inc.	28,584	2,148,088
Terreno Realty Corp.	6,506	120,556
The Geo Group, Inc.	18,934	642,809
The Link REIT	420,215	2,054,084
The Macerich Company	45,222	2,757,185
UDR, Inc.	112,483	2,867,192
UMH Properties, Inc.	6,898	70,842
Unibail-Rodamco SE	17,451	4,046,398
United Urban Investment Corp.	422	567,634
Universal Health Realty Income Trust	3,469	149,618
Urstadt Biddle Properties, Inc., Class A	7,493	151,134
Ventas, Inc.	96,094	6,674,689
Vornado Realty Trust	55,747	4,618,639
Washington Real Estate Investment Trust	18,164	488,793
Weingarten Realty Investors	50,249	1,546,162
Western Asset Mortgage Capital Corp.	6,598	115,201
Westfield Group	389,390	4,061,907
Westfield Retail Trust	562,383	1,587,405
Weyerhaeuser Company	179,443	5,112,331
Whitestone REIT	4,507	71,030
Winthrop Realty Trust	8,896	107,019
		210,853,595

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	13,631	$337,730
Alexander & Baldwin, Inc. (I)	30,869	1,227,043
Altisource Residential Corp., Class B (I)	7,524	125,576
American Realty Capital Properties, Inc.	42,262	625,478
AV Homes, Inc. (I)	3,046	54,006
CapitaLand, Ltd.	470,024	1,135,350
CapitaMalls Asia, Ltd.	244,093	349,701
CBRE Group, Inc., Class A (I)	100,131	2,339,060
Cheung Kong Holdings, Ltd.	254,942	3,445,484
City Developments, Ltd.	75,469	634,664
Consolidated-Tomoka Land Company	1,471	56,133
Daito Trust Construction Company, Ltd.	13,331	1,256,858
Daiwa House Industry Company, Ltd.	93,310	1,741,680
Forestar Group, Inc. (I)	9,330	187,160
Global Logistic Properties, Ltd.	569,390	1,228,347
Hang Lung Properties, Ltd.	411,251	1,427,782
Henderson Land Development Company, Ltd.	195,463	1,161,609
Hulic Company, Ltd. (I)	48,777	523,359
Hysan Development Company, Ltd.	115,785	494,873
IMMOFINANZ AG (I)	175,679	656,014
Jones Lang LaSalle, Inc.	19,790	1,803,661
Kennedy-Wilson Holdings, Inc. (L)	14,144	235,356
Keppel Land, Ltd.	128,229	336,736
Kerry Properties, Ltd.	119,555	464,121
Lend Lease Corp.	99,961	758,619
Mitsubishi Estate Company, Ltd.	230,650	6,142,874
Mitsui Fudosan Company, Ltd.	153,750	4,522,840
New World Development Company, Ltd.	691,827	951,285
Nomura Real Estate Holdings, Inc.	22,816	504,790
NTT Urban Development Corp.	213	261,623
Sino Land Company, Ltd.	543,089	756,471
Sumitomo Realty &
Development Company, Ltd.	65,177	2,599,484
Sun Hung Kai Properties, Ltd.	293,060	3,767,891
Swire Pacific, Ltd.	124,789	1,494,525
Swire Properties, Ltd.	215,000	635,755
Swiss Prime Site AG (I)	9,845	723,570
Tejon Ranch Company (I)	3,744	106,667
Thomas Properties Group, Inc.	9,551	50,620
Tokyo Tatemono Company, Ltd.	76,000	633,084
Tokyu Land Corp.	77,823	714,174
UOL Group, Ltd.	86,671	459,473
Wharf Holdings, Ltd.	278,698	2,320,400
Wheelock and Company, Ltd.	167,370	830,647
		50,082,573
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	60,196	648,913
Bank Mutual Corp.	13,653	77,003
BankFinancial Corp.	7,433	63,181
Beneficial Mutual Bancorp, Inc. (I)	9,073	76,213
Berkshire Hills Bancorp, Inc.	6,692	185,770
BofI Holding, Inc. (I)	3,358	153,864
Brookline Bancorp, Inc.	19,546	169,659
Capitol Federal Financial, Inc.	38,885	472,064
Charter Financial Corp.	7,120	71,770
Dime Community Bancshares, Inc.	9,044	138,554
ESB Financial Corp.	4,328	52,499
EverBank Financial Corp. (L)	21,345	353,473
Federal Agricultural Mortgage Corp., Class C	2,963	85,571
First Defiance Financial Corp.	2,871	64,741
First Financial Northwest, Inc.	5,326	54,911
First Pactrust Bancorp, Inc. (I) (L)	3,591	48,766
Flagstar Bancorp, Inc. (I)	5,583	77,939

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Flushing Financial Corp.	8,613	$141,684
Fox Chase Bancorp, Inc.	3,889	66,113
Franklin Financial Corp.	3,535	63,665
Home Bancorp, Inc. (I)	2,276	42,106
Home Federal Bancorp, Inc.	4,672	59,521
Home Loan Servicing Solutions, Ltd.	15,164	363,481
HomeStreet, Inc.	3,484	74,732
Hudson City Bancorp, Inc.	154,025	1,410,869
Kearny Financial Corp. (I)	4,709	49,397
Meridian Interstate Bancorp, Inc. (I)	3,068	57,770
MGIC Investment Corp. (I) (L)	87,282	529,802
New York Community Bancorp, Inc. (L)	197,768	2,768,752
Northfield Bancorp, Inc.	16,318	191,247
Northwest Bancshares, Inc. (L)	25,163	339,952
OceanFirst Financial Corp.	4,312	67,052
Oritani Financial Corp. (L)	12,744	199,826
People’s United Financial, Inc. (L)	110,303	1,643,515
Provident Financial Holdings, Inc.	2,951	46,862
Provident Financial Services, Inc.	15,960	251,849
Provident New York Bancorp	11,949	111,604
Radian Group, Inc.	46,386	539,005
Rockville Financial, Inc.	8,684	113,587
Roma Financial Corp. (I)	2,410	43,766
Territorial Bancorp, Inc.	3,374	76,286
TrustCo Bank Corp.	25,852	140,635
United Financial Bancorp, Inc.	6,014	91,112
ViewPoint Financial Group	10,578	220,128
Walker & Dunlop, Inc. (I)	4,705	82,338
Washington Federal, Inc.	46,710	881,885
Westfield Financial, Inc.	6,962	48,734
WSFS Financial Corp.	2,180	114,210
		13,626,376
		1,520,209,841
Health Care - 11.4%
Biotechnology - 1.6%
ACADIA Pharmaceuticals, Inc. (I)	18,778	340,821
Achillion Pharmaceuticals, Inc. (I)	26,363	215,649
Acorda Therapeutics, Inc. (I)	10,794	356,094
Actelion, Ltd. (I)	19,772	1,190,437
Aegerion Pharmaceuticals, Inc. (I) (L)	7,716	488,731
Alexion Pharmaceuticals, Inc. (I)	64,248	5,926,236
Alnylam Pharmaceuticals, Inc. (I)	15,483	480,128
AMAG Pharmaceuticals, Inc. (I)	5,938	132,121
Amgen, Inc.	248,266	24,493,924
Anacor Pharmaceuticals, Inc. (I) (L)	7,867	43,977
Arena Pharmaceuticals, Inc. (I) (L)	58,159	447,824
Arqule, Inc. (I)	19,125	44,370
Array BioPharma, Inc. (I)	31,951	145,058
Astex Pharmaceuticals (I)	25,958	106,687
AVEO Pharmaceuticals, Inc. (I)	15,942	39,855
Biogen Idec, Inc. (I)	78,720	16,940,544
Biotime, Inc. (I) (L)	11,852	46,934
Celgene Corp. (I)	137,817	16,112,185
Cell Therapeutics, Inc. (I)	35,266	37,029
Celldex Therapeutics, Inc. (I) (L)	21,736	339,299
Cepheid, Inc. (I) (L)	17,932	617,219
Chelsea Therapeutics International, Ltd. (I)	20,154	46,354
ChemoCentryx, Inc. (I)	6,928	97,962
Chimerix, Inc. (I)	2,671	64,745
Clovis Oncology, Inc. (I)	3,756	251,577
Coronado Biosciences, Inc. (I)	6,718	57,775
CSL, Ltd.	91,629	5,160,340

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Curis, Inc. (I) (L)	23,156	$73,868
Cytokinetics, Inc. (I)	7,090	82,031
Cytori Therapeutics, Inc. (I)	19,828	45,604
Dendreon Corp. (I) (L)	42,988	177,111
Dyax Corp. (I)	30,793	106,544
Dynavax Technologies Corp. (I) (L)	54,027	59,430
Elan Corp. PLC (I)	88,416	1,236,426
Elan Corp. PLC (European
Composite Exchange) (I)	4,208	58,909
Emergent Biosolutions, Inc. (I)	7,035	101,445
Exact Sciences Corp. (I) (L)	17,415	242,243
Exelixis, Inc. (I) (L)	49,818	226,174
Galena Biopharma, Inc. (I)	24,891	55,258
Genomic Health, Inc. (I) (L)	4,483	142,156
Geron Corp. (I)	39,603	59,405
Gilead Sciences, Inc. (I)	504,839	25,852,805
Grifols SA	27,442	1,006,963
GTx, Inc. (I) (L)	7,839	51,737
Halozyme Therapeutics, Inc. (I) (L)	24,694	196,070
Hyperion Therapeutics, Inc. (I) (L)	2,438	53,636
Idenix Pharmaceuticals, Inc. (I) (L)	27,984	101,022
Immunogen, Inc. (I) (L)	22,885	379,662
Immunomedics, Inc. (I)	20,485	111,438
Infinity Pharmaceuticals, Inc. (I)	12,904	209,690
Insmed, Inc. (I)	7,868	94,101
Intercept Pharmaceuticals, Inc. (I)	1,786	80,084
InterMune, Inc. (I)	22,414	215,623
Ironwood Pharmaceuticals, Inc. (I) (L)	25,089	249,636
Isis Pharmaceuticals, Inc. (I)	29,838	801,747
Keryx Biopharmaceuticals, Inc. (I) (L)	22,088	164,997
Kythera Biopharmaceuticals, Inc. (I)	2,881	77,931
Lexicon Pharmaceuticals, Inc. (I) (L)	62,709	136,079
Ligand Pharmaceuticals, Inc., Class B (I) (L)	4,732	177,071
MannKind Corp. (I) (L)	40,377	262,451
Merrimack Pharmaceuticals, Inc. (I)	25,057	168,634
Mimedx Group, Inc. (I)	22,797	160,263
Momenta Pharmaceuticals, Inc. (I)	12,892	194,154
Nanosphere, Inc. (I)	12,874	39,523
Neurocrine Biosciences, Inc. (I)	17,814	238,351
NewLink Genetics Corp. (I)	4,973	98,068
Novavax, Inc. (I) (L)	38,013	77,927
Novozymes A/S, B shares	42,363	1,355,102
NPS Pharmaceuticals, Inc. (I) (L)	26,720	403,472
OncoGenex Pharmaceuticals, Inc. (I)	4,875	47,775
Opko Health, Inc. (I) (L)	38,350	272,285
Orexigen Therapeutics, Inc. (I)	26,693	156,154
Osiris Therapeutics, Inc. (I)	4,596	46,282
OvaScience, Inc. (I)	2,867	38,877
PDL BioPharma, Inc. (L)	35,770	276,144
Peregrine Pharmaceuticals, Inc. (I)	40,155	51,800
Progenics Pharmaceuticals, Inc. (I)	14,925	66,566
Prothena Corp. PLC (I)	3,747	48,374
Puma Biotechnology, Inc. (I)	5,950	264,002
Raptor Pharmaceutical Corp. (I) (L)	15,484	144,775
Regeneron Pharmaceuticals, Inc. (I) (L)	25,141	5,653,708
Repligen Corp. (I) (L)	8,817	72,652
Rigel Pharmaceuticals, Inc. (I)	24,524	81,910
Sangamo Biosciences, Inc. (I) (L)	14,793	115,533
Sarepta Therapeutics, Inc. (I)	8,599	327,192
Spectrum Pharmaceuticals, Inc. (L)	16,395	122,307
Stemline Therapeutics, Inc. (I)	2,682	63,939
Sunesis Pharmaceuticals, Inc. (I) (L)	9,756	50,829
Synageva BioPharma Corp. (I) (L)	4,643	195,006

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Synergy Pharmaceuticals, Inc. (I)	23,115	$99,857
Synta Pharmaceuticals Corp. (I) (L)	11,681	58,288
TESARO, Inc. (I)	3,700	121,138
Threshold Pharmaceuticals, Inc. (I)	14,346	75,460
Trius Therapeutics, Inc. (I)	10,941	88,841
United Therapeutics Corp. (I) (L)	20,733	1,364,646
Vanda Pharmaceuticals, Inc. (I)	8,367	67,605
Verastem, Inc. (I)	4,420	62,543
Vertex Pharmaceuticals, Inc. (I)	99,341	7,934,366
Vical, Inc. (I) (L)	21,827	68,319
XOMA Corp. (I) (L)	18,340	66,574
ZIOPHARM Oncology, Inc. (I) (L)	21,459	45,064
		127,997,527
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (L)	5,890	279,834
Abbott Laboratories	516,945	18,031,042
ABIOMED, Inc. (I) (L)	10,552	227,501
Accuray, Inc. (I) (L)	20,862	119,748
Align Technology, Inc. (I)	19,472	721,243
Analogic Corp. (L)	3,125	227,594
AngioDynamics, Inc. (I)	6,692	75,486
Anika Therapeutics, Inc. (I)	3,422	58,174
Antares Pharma, Inc. (I) (L)	32,028	133,236
ArthroCare Corp. (I)	7,575	261,565
AtriCure, Inc. (I)	6,478	61,541
Atrion Corp.	405	88,578
Baxter International, Inc.	179,692	12,447,265
Becton, Dickinson and Company	63,848	6,310,098
Boston Scientific Corp. (I)	446,594	4,139,926
C.R. Bard, Inc.	25,070	2,724,608
Cantel Medical Corp.	5,741	194,448
Cardiovascular Systems, Inc. (I) (L)	5,651	119,801
CareFusion Corp. (I)	73,340	2,702,579
Cerus Corp. (I) (L)	19,839	87,688
Cochlear, Ltd.	10,466	587,323
Coloplast A/S	20,448	1,144,482
CONMED Corp.	7,203	225,022
Covidien PLC	155,355	9,762,508
CryoLife, Inc.	8,182	51,219
Cutera, Inc. (I)	4,427	38,958
Cyberonics, Inc. (I) (L)	7,366	382,737
Cynosure, Inc., Class A (I)	3,850	100,012
DENTSPLY International, Inc. (L)	46,856	1,919,222
Derma Sciences, Inc. (I)	3,872	51,691
DexCom, Inc. (I) (L)	19,086	428,481
Edwards Lifesciences Corp. (I)	37,549	2,523,293
Elekta AB, Series B	67,704	1,029,707
Endologix, Inc. (I)	17,274	229,399
Essilor International SA	37,522	3,989,778
Exactech, Inc. (I)	2,636	52,061
GenMark Diagnostics, Inc. (I)	8,280	85,615
Getinge AB, B Shares	36,768	1,114,650
Globus Medical, Inc., Class A (I) (L)	14,544	245,212
Greatbatch, Inc. (I)	6,133	201,101
Haemonetics Corp. (I) (L)	13,371	552,891
HeartWare International, Inc. (I) (L)	4,377	416,296
Hill-Rom Holdings, Inc.	26,825	903,466
Hologic, Inc. (I)	120,793	2,331,305
ICU Medical, Inc. (I)	3,372	242,986
IDEXX Laboratories, Inc. (I) (L)	24,283	2,180,128
Insulet Corp. (I) (L)	14,385	451,833
Integra LifeSciences Holdings Corp. (I) (L)	5,277	193,297
Intuitive Surgical, Inc. (I)	13,204	6,688,882

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Invacare Corp.	8,334	$119,676
MAKO Surgical Corp. (I) (L)	11,903	143,431
Masimo Corp.	35,947	762,076
Medtronic, Inc. (L)	332,820	17,130,245
Meridian Bioscience, Inc. (L)	10,939	235,189
Merit Medical Systems, Inc. (I)	11,552	128,805
Natus Medical, Inc. (I)	8,346	113,923
Navidea Biopharmaceuticals, Inc. (I) (L)	35,054	93,594
Neogen Corp. (I)	6,456	358,695
NuVasive, Inc. (I)	11,907	295,175
NxStage Medical, Inc. (I)	16,320	233,050
Olympus Corp. (I)	36,498	1,109,689
OraSure Technologies, Inc. (I)	15,760	61,149
Orthofix International NV (I)	5,187	139,530
PhotoMedex, Inc. (I) (L)	4,218	67,235
Quidel Corp. (I)	7,584	193,620
ResMed, Inc. (L)	63,945	2,885,838
Rochester Medical Corp. (I)	3,306	48,697
Rockwell Medical Technologies, Inc. (I)	12,366	44,641
RTI Biologics, Inc. (I)	16,184	60,852
Smith & Nephew PLC	167,059	1,861,832
Solta Medical, Inc. (I)	22,852	52,103
Sonova Holding AG (I)	9,204	975,855
Spectranetics Corp. (I)	10,907	203,743
St. Jude Medical, Inc. (L)	93,108	4,248,518
Staar Surgical Company (I)	10,414	105,702
STERIS Corp.	41,796	1,792,212
Stryker Corp.	95,196	6,157,277
SurModics, Inc. (I)	4,005	80,140
Symmetry Medical, Inc. (I)	10,280	86,558
Sysmex Corp.	13,131	859,347
Tearlab Corp. (I)	7,406	80,503
Teleflex, Inc.	18,411	1,426,668
Terumo Corp.	27,909	1,388,873
The Cooper Companies, Inc.	21,846	2,600,766
Thoratec Corp. (I)	40,851	1,279,045
Tornier BV (I)	7,157	125,248
Unilife Corp. (I) (L)	26,563	84,205
Utah Medical Products, Inc.	1,011	54,897
Varian Medical Systems, Inc. (I) (L)	35,936	2,423,883
Vascular Solutions, Inc. (I)	4,927	72,476
Volcano Corp. (I)	14,619	265,042
West Pharmaceutical Services, Inc.	8,971	630,302
William Demant Holdings A/S (I)	4,959	410,032
Wright Medical Group, Inc. (I)	10,612	278,141
Zimmer Holdings, Inc.	55,767	4,179,179
		143,083,167
Health Care Providers & Services - 1.7%
Acadia Healthcare Company, Inc. (I) (L)	9,425	311,685
Accretive Health, Inc. (I)	16,141	174,484
Aetna, Inc.	125,192	7,954,700
Air Methods Corp. (L)	10,384	351,810
Alfresa Holdings Corp.	7,452	398,999
Almost Family, Inc.	2,303	43,757
Amedisys, Inc. (I) (L)	8,766	101,861
AmerisourceBergen Corp.	75,784	4,231,021
AMN Healthcare Services, Inc. (I)	12,436	178,084
Amsurg Corp. (I)	8,386	294,349
Assisted Living Concepts, Inc., Class A (I)	5,534	66,187
Bio-Reference Labs, Inc. (I) (L)	6,495	186,731
BioScrip, Inc. (I)	15,777	260,321
Capital Senior Living Corp. (I)	7,734	184,843
Cardinal Health, Inc.	112,190	5,295,368

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Celesio AG	16,014	$347,888
Centene Corp. (I)	14,424	756,683
Chemed Corp. (L)	4,967	359,760
Chindex International, Inc. (I)	3,628	58,846
Cigna Corp.	94,156	6,825,368
Community Health Systems, Inc.	42,293	1,982,696
Corvel Corp. (I)	3,504	102,562
Cross Country Healthcare, Inc. (I)	7,885	40,687
DaVita HealthCare Partners, Inc. (I)	27,796	3,357,757
Emeritus Corp. (I)	10,949	253,798
ExamWorks Group, Inc. (I) (L)	8,304	176,294
Express Scripts Holding Company (I)	269,380	16,618,052
Five Star Quality Care, Inc. (I)	11,838	66,411
Fresenius Medical Care AG &
Company KGaA	38,844	2,751,994
Fresenius SE & Company KGaA	22,873	2,819,286
Gentiva Health Services, Inc. (I)	8,948	89,122
Hanger, Inc. (I)	9,065	286,726
Health Management
Associates, Inc., Class A (I)	116,449	1,830,578
Health Net, Inc. (I)	35,568	1,131,774
HealthSouth Corp. (I)	22,840	657,792
Healthways, Inc. (I)	9,183	159,601
Henry Schein, Inc. (I) (L)	39,117	3,745,453
Humana, Inc.	52,143	4,399,826
IPC The Hospitalist Company, Inc. (I)	4,479	230,041
Kindred Healthcare, Inc. (I) (L)	14,398	189,046
Laboratory Corp. of America Holdings (I)	30,673	3,070,367
Landauer, Inc.	2,628	126,959
LHC Group, Inc. (I)	3,397	66,513
LifePoint Hospitals, Inc. (I)	21,304	1,040,487
Magellan Health Services, Inc. (I)	7,024	393,906
McKesson Corp.	74,352	8,513,304
Medipal Holdings Corp.	24,765	335,615
MEDNAX, Inc. (I)	22,452	2,056,154
Miraca Holdings, Inc.	10,017	461,503
Molina Healthcare, Inc. (I) (L)	7,508	279,147
MWI Veterinary Supply, Inc. (I)	3,407	419,879
National Healthcare Corp.	2,667	127,483
National Research Corp., Class A (I)	2,373	42,714
Omnicare, Inc.	47,086	2,246,473
Owens & Minor, Inc. (L)	44,860	1,517,614
Patterson Companies, Inc.	28,113	1,057,049
PharMerica Corp. (I)	7,850	108,801
Quest Diagnostics, Inc. (L)	52,112	3,159,551
Ramsay Health Care, Ltd.	24,023	785,026
Select Medical Holdings Corp.	12,679	103,968
Skilled Healthcare Group, Inc., Class A (I)	5,841	39,018
Sonic Healthcare, Ltd.	68,472	927,437
Suzuken Company, Ltd.	13,241	445,929
Team Health Holdings, Inc. (I)	18,194	747,228
Tenet Healthcare Corp. (I)	33,982	1,566,570
The Ensign Group, Inc.	5,073	178,671
The Providence Service Corp. (I)	2,966	86,281
Triple-S Management Corp., Class B (I)	6,055	130,001
UnitedHealth Group, Inc.	337,330	22,088,368
Universal American Corp.	10,017	89,051
Universal Health Services, Inc., Class B	40,025	2,680,074
US Physical Therapy, Inc.	3,335	92,179
Vanguard Health Systems, Inc. (I)	9,144	189,647
VCA Antech, Inc. (I)	39,647	1,034,390
WellCare Health Plans, Inc. (I)	30,980	1,720,939

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellPoint, Inc.	97,625	$7,989,630
		135,190,167
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	79,534	1,029,170
athenahealth, Inc. (I) (L)	9,764	827,206
Cerner Corp. (I) (L)	48,218	4,633,268
Computer Programs & Systems, Inc.	2,856	140,344
Greenway Medical Technologies, Inc. (I) (L)	4,304	53,111
HealthStream, Inc. (I)	5,532	140,070
HMS Holdings Corp. (I) (L)	62,609	1,458,790
M3, Inc.	132	296,555
MedAssets, Inc. (I)	16,317	289,464
Medidata Solutions, Inc. (I)	7,055	546,410
Merge Healthcare, Inc. (I)	19,076	68,674
Omnicell, Inc. (I)	9,124	187,498
Quality Systems, Inc.	10,732	200,796
Vocera Communications, Inc. (I)	6,039	88,773
		9,960,129
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I) (L)	19,670	87,335
Agilent Technologies, Inc.	114,210	4,883,620
Albany Molecular Research, Inc. (I)	6,340	75,256
Bio-Rad Laboratories, Inc., Class A (I)	9,079	1,018,664
Cambrex Corp. (I)	8,342	116,538
Charles River
Laboratories International, Inc. (I)	22,003	902,783
Covance, Inc. (I)	25,076	1,909,287
Fluidigm Corp. (I) (L)	7,263	126,812
Furiex Pharmaceuticals, Inc. (I)	1,958	66,709
Harvard Bioscience, Inc. (I)	7,936	37,537
Life Technologies Corp. (I)	56,641	4,192,000
Lonza Group AG (I)	9,844	737,901
Luminex Corp. (I)	10,085	207,852
Mettler-Toledo International, Inc. (I)	13,549	2,726,059
Neogenomics, Inc. (I)	10,334	41,129
PAREXEL International Corp. (I)	15,045	691,167
PerkinElmer, Inc.	36,741	1,194,083
QIAGEN NV (I)	43,345	851,356
Sequenom, Inc. (I) (L)	32,541	136,998
Techne Corp.	15,537	1,073,296
Thermo Fisher Scientific, Inc. (L)	117,701	9,961,036
Waters Corp. (I) (L)	28,295	2,830,915
		33,868,333
Pharmaceuticals - 5.8%
AbbVie, Inc.	524,699	21,691,057
Acelrx Pharmaceuticals, Inc. (I)	6,470	59,977
Actavis, Inc. (I)	42,075	5,310,707
Akorn, Inc. (I) (L)	15,958	215,752
Allergan, Inc.	97,514	8,214,579
Ampio Pharmaceuticals, Inc. (I) (L)	9,504	54,838
Astellas Pharma, Inc.	81,718	4,450,130
AstraZeneca PLC	229,586	10,860,325
Auxilium Pharmaceuticals, Inc. (I)	13,481	224,189
AVANIR Pharmaceuticals, Inc., Class A (I) (L)	40,120	184,552
Bayer AG	152,044	16,208,910
Bristol-Myers Squibb Company	543,016	24,267,385
Cadence Pharmaceuticals, Inc. (I)	17,405	118,702
Cempra, Inc. (I)	5,775	45,218
Chugai Pharmaceutical Company, Ltd.	41,062	851,291
Daiichi Sankyo Company, Ltd.	123,757	2,066,569
Dainippon Sumitomo Pharma Company, Ltd.	29,992	396,494

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Depomed, Inc. (I)	15,989	$89,698
Eisai Company, Ltd.	46,321	1,889,304
Eli Lilly & Company	328,564	16,139,064
Endo Health Solutions, Inc. (I)	50,359	1,852,708
Endocyte, Inc. (I) (L)	8,556	112,340
Forest Laboratories, Inc. (I)	77,132	3,162,412
Forest Laboratories, Inc.
(German Exchange) (I)	4,082	2,368
GlaxoSmithKline PLC	902,291	22,572,453
Hi-Tech Pharmacal Company, Inc.	3,061	101,625
Hisamitsu Pharmaceutical Company, Inc.	11,284	574,841
Horizon Pharma, Inc. (I)	16,068	39,527
Hospira, Inc. (I)	54,213	2,076,900
Impax Laboratories, Inc. (I)	18,364	366,362
Johnson & Johnson	925,625	79,474,163
Kyowa Hakko Kogyo Company, Ltd.	42,683	482,914
Lannett Company, Inc. (I)	4,858	57,859
Mallinckrodt Plc (I)	26,390	1,161,160
Merck & Company, Inc.	994,607	46,199,495
Merck KGaA	11,886	1,807,737
Mitsubishi Tanabe Pharma Corp.	40,934	531,481
Mylan, Inc. (I)	124,052	3,849,334
Nektar Therapeutics (I) (L)	31,208	360,452
Novartis AG	422,927	29,972,586
Novo Nordisk A/S, Class B	74,879	11,657,728
Omeros Corp. (I) (L)	9,190	46,318
Ono Pharmaceutical Company, Ltd.	15,081	1,023,411
Optimer Pharmaceuticals, Inc. (I) (L)	13,247	191,684
Orion OYJ	18,252	426,910
Otsuka Holdings Company, Ltd.	66,654	2,201,072
Pacira Pharmaceuticals, Inc. (I)	7,548	218,892
Perrigo Company	29,091	3,520,011
Pfizer, Inc.	2,199,423	61,605,838
Pozen, Inc. (I)	7,894	39,549
Questcor Pharmaceuticals, Inc.	13,858	629,985
Repros Therapeutics, Inc. (I)	5,183	95,626
Roche Holdings AG	129,174	32,007,298
Sagent Pharmaceuticals, Inc. (I) (L)	4,741	99,466
Sanofi	219,482	22,619,170
Santarus, Inc. (I)	14,828	312,129
Santen Pharmaceutical Company, Ltd.	13,423	579,001
Sciclone Pharmaceuticals, Inc. (I) (L)	15,334	76,057
Shionogi & Company, Ltd.	54,859	1,145,096
Shire PLC	102,768	3,260,108
Taisho Pharmaceutical
Holdings Company, Ltd.	5,816	412,857
Takeda Pharmaceutical Company, Ltd.	145,268	6,574,156
Teva Pharmaceutical Industries, Ltd.	156,312	6,127,143
The Medicines Company (I)	14,952	459,924
TherapeuticsMD, Inc. (I)	23,711	71,844
Tsumura & Company, Ltd.	10,692	315,240
UCB SA	20,245	1,090,085
ViroPharma, Inc. (I)	17,179	492,178
Vivus, Inc. (I) (L)	27,168	341,773
XenoPort, Inc. (I)	13,034	64,518
Zoetis, Inc.	164,596	5,084,370
		470,886,895
		920,986,218
Industrials - 11.1%
Aerospace & Defense - 2.0%
AAR Corp.	10,452	229,735
Aerovironment, Inc. (I) (L)	4,969	100,274

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace & Defense (continued)
Alliant Techsystems, Inc.	14,443	$1,189,092
American Science & Engineering, Inc.	2,145	120,120
Astronics Corp. (I)	3,465	141,615
B/E Aerospace, Inc. (I)	46,990	2,964,129
BAE Systems PLC	597,462	3,492,026
Cobham PLC	197,237	788,370
Cubic Corp.	5,213	250,745
Curtiss-Wright Corp.	12,263	454,467
DigitalGlobe, Inc. (I)	19,853	615,642
Ducommun, Inc. (I)	3,001	63,801
Engility Holdings, Inc. (I)	4,716	134,029
Esterline Technologies Corp. (I)	22,275	1,610,260
European Aeronautic Defence &
Space Company NV	106,978	5,688,564
Exelis, Inc.	84,396	1,163,821
Finmeccanica SpA (I)	75,797	377,572
GenCorp, Inc. (I) (L)	16,351	265,867
General Dynamics Corp.	109,353	8,565,620
HEICO Corp. (L)	14,140	712,232
Honeywell International, Inc.	260,378	20,658,391
Huntington Ingalls Industries, Inc.	22,501	1,270,856
Kratos Defense &
Security Solutions, Inc. (I) (L)	13,010	84,305
L-3 Communications Holdings, Inc.	29,655	2,542,620
LMI Aerospace, Inc. (I)	2,934	54,983
Lockheed Martin Corp.	88,120	9,557,495
Meggitt PLC	143,694	1,126,056
Moog, Inc., Class A (I)	11,885	612,434
National Presto Industries, Inc.	1,192	85,860
Northrop Grumman Corp.	78,086	6,465,521
Orbital Sciences Corp. (I)	15,863	275,540
Precision Castparts Corp.	48,196	10,892,778
Raytheon Company	107,100	7,081,452
Rockwell Collins, Inc. (L)	44,987	2,852,626
Rolls-Royce Holdings PLC (I)	345,916	5,985,170
Safran SA	46,007	2,396,186
Singapore Technologies Engineering, Ltd.	281,258	925,199
Sparton Corp. (I)	3,010	51,892
Taser International, Inc. (I)	14,407	122,748
Teledyne Technologies, Inc. (I)	9,807	758,571
Textron, Inc. (L)	89,311	2,326,552
Thales SA	16,573	772,139
The Boeing Company	225,827	23,133,718
The KEYW Holding Corp. (I) (L)	9,131	120,986
Triumph Group, Inc.	23,146	1,832,006
United Technologies Corp.	279,577	25,983,886
Zodiac Aerospace	6,243	824,005
		157,721,956
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (I)	14,496	95,819
Atlas Air Worldwide Holdings, Inc. (I)	6,873	300,762
C.H. Robinson Worldwide, Inc. (L)	53,022	2,985,669
Deutsche Post AG	166,753	4,143,953
Echo Global Logistics, Inc. (I)	4,993	97,314
Expeditors International of Washington, Inc.	67,980	2,583,920
FedEx Corp.	98,160	9,676,613
Forward Air Corp.	8,216	314,508
Hub Group, Inc., Class A (I)	9,974	363,253
Pacer International, Inc. (I)	10,392	65,574
Park-Ohio Holdings Corp. (I)	2,346	77,371
TNT Express NV	65,297	487,926
Toll Holdings, Ltd.	124,116	600,804
United Parcel Service, Inc., Class B	235,316	20,350,128

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air Freight & Logistics (continued)
UTi Worldwide, Inc.	71,116	$1,171,281
XPO Logistics, Inc. (I) (L)	5,334	96,492
Yamato Transport Company, Ltd.	67,786	1,429,258
		44,840,645
Airlines - 0.2%
Alaska Air Group, Inc. (I)	31,518	1,638,936
Allegiant Travel Company (L)	3,950	418,661
ANA Holdings, Inc.	213,214	442,882
Cathay Pacific Airways, Ltd.	211,242	368,807
Deutsche Lufthansa AG (I)	41,956	849,472
easyJet PLC	29,246	579,234
Hawaiian Holdings, Inc. (I) (L)	14,562	88,974
International Consolidated
Airlines Group SA (I)	172,785	690,362
Japan Airlines Company, Ltd.	11,000	565,675
JetBlue Airways Corp. (I) (L)	162,777	1,025,495
Qantas Airways, Ltd. (I)	208,989	256,016
Republic Airways Holdings, Inc. (I)	13,105	148,480
Ryanair Holdings PLC, ADR	6,546	337,315
Singapore Airlines, Ltd.	1,697	13,388
Singapore Airlines, Ltd. (Singapore Exchange)	96,728	773,785
SkyWest, Inc.	13,693	185,403
Southwest Airlines Company	239,690	3,089,604
Spirit Airlines, Inc. (I)	16,102	511,561
US Airways Group, Inc. (I) (L)	43,391	712,480
		12,696,530
Building Products - 0.3%
AAON, Inc. (L)	5,048	166,988
American Woodmark Corp. (I)	2,720	94,384
Apogee Enterprises, Inc.	7,737	185,688
Asahi Glass Company, Ltd. (L)	184,889	1,204,383
Assa Abloy AB, Series B	61,505	2,397,669
Builders FirstSource, Inc. (I)	13,105	78,368
Cie de Saint-Gobain	73,204	2,946,614
Daikin Industries, Ltd.	43,110	1,743,286
Fortune Brands Home & Security, Inc.	74,099	2,870,595
Geberit AG (I)	7,134	1,766,229
Gibraltar Industries, Inc. (I)	8,340	121,430
Griffon Corp.	12,004	135,045
Insteel Industries, Inc.	5,165	90,491
Lennox International, Inc.	20,543	1,325,845
LIXIL Group Corp.	48,850	1,190,607
Masco Corp.	117,391	2,287,951
NCI Building Systems, Inc. (I)	6,187	94,599
Nortek, Inc. (I)	2,382	153,472
Patrick Industries, Inc. (I)	1,959	41,923
PGT, Inc. (I)	9,524	82,573
Quanex Building Products Corp. (L)	9,801	165,049
Simpson Manufacturing Company, Inc. (L)	10,715	315,235
TOTO, Ltd.	54,481	554,323
Trex Company, Inc. (I)	4,619	219,356
Universal Forest Products, Inc.	5,274	210,538
USG Corp. (I)	20,524	473,078
		20,915,719
Commercial Services & Supplies - 0.7%
A.T. Cross Company, Class A (I)	2,920	49,494
ABM Industries, Inc.	14,278	349,954
ACCO Brands Corp. (I)	30,580	194,489
Acorn Energy, Inc. (L)	5,533	46,699
Aggreko PLC	49,322	1,236,535
ARC Document Solutions, Inc. (I)	11,363	45,452

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Avery Dennison Corp. (L)	32,511	$1,390,170
Babcock International Group PLC	66,265	1,115,700
Brambles, Ltd.	285,912	2,433,238
Casella Waste Systems, Inc., Class A (I)	12,639	54,474
CECO Environmental Corp.	3,329	40,947
Cenveo, Inc. (I) (L)	18,488	39,379
Cintas Corp. (L)	34,166	1,555,920
Clean Harbors, Inc. (I)	24,173	1,221,462
Consolidated Graphics, Inc. (I)	1,993	93,691
Copart, Inc. (I)	47,856	1,473,965
Courier Corp.	3,584	51,180
Dai Nippon Printing Company, Ltd.	102,165	929,621
Deluxe Corp. (L)	36,078	1,250,103
Edenred	37,371	1,143,133
EnerNOC, Inc. (I)	7,274	96,453
Ennis, Inc.	6,997	120,978
G&K Services, Inc., Class A	5,064	241,046
G4S PLC	259,179	905,593
Healthcare Services Group, Inc.	18,140	444,793
Heritage-Crystal Clean, Inc. (I)	3,088	45,116
Herman Miller, Inc.	41,714	1,129,198
HNI Corp. (L)	32,468	1,171,121
InnerWorkings, Inc. (I) (L)	12,218	132,565
Interface, Inc.	15,873	269,365
Iron Mountain, Inc.	54,833	1,459,106
Kimball International, Inc., Class B	8,839	85,827
Knoll, Inc.	12,831	182,329
McGrath RentCorp. (L)	6,517	222,621
Mine Safety Appliances Company	21,461	999,010
Mobile Mini, Inc. (I)	10,196	337,997
Multi-Color Corp.	3,448	104,612
Park24 Company, Ltd.	18,000	326,516
Performant Financial Corp. (I)	6,193	71,777
Pitney Bowes, Inc. (L)	67,690	993,689
Quad/Graphics, Inc. (L)	6,717	161,880
R.R. Donnelley & Sons Company (L)	81,355	1,139,784
Republic Services, Inc.	97,916	3,323,269
Rollins, Inc.	29,464	763,118
Schawk, Inc.	3,924	51,522
Secom Company, Ltd.	38,633	2,103,657
Securitas AB, Series B	56,431	491,142
Serco Group PLC	91,552	860,973
Societe BIC SA	5,234	523,639
Standard Parking Corp. (I)	4,132	88,673
Steelcase, Inc., Class A	22,342	325,746
Stericycle, Inc. (I)	28,353	3,131,022
Team, Inc. (I)	5,483	207,532
Tetra Tech, Inc. (I)	16,974	399,059
The ADT Corp. (I)	72,620	2,893,907
The Brink’s Company	34,166	871,575
TMS International Corp., Class A	4,063	60,254
Toppan Printing Company, Ltd.	102,165	709,815
Tyco International, Ltd.	153,452	5,056,243
UniFirst Corp.	3,765	343,556
United Stationers, Inc. (L)	10,606	355,831
US Ecology, Inc.	5,115	140,356
Viad Corp.	5,338	130,888
Waste Connections, Inc. (L)	55,399	2,279,115
Waste Management, Inc.	143,900	5,803,487
		56,271,361
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	25,755	679,054

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
AECOM Technology Corp. (I)	46,245	$1,470,129
Aegion Corp. (I) (L)	10,318	232,258
Ameresco, Inc., Class A (I)	5,892	53,087
Argan, Inc.	3,982	62,119
Bouygues SA	35,781	910,792
Chiyoda Corp.	29,214	343,778
Comfort Systems USA, Inc.	10,139	151,274
Dycom Industries, Inc. (I)	8,875	205,368
EMCOR Group, Inc.	17,648	717,391
Ferrovial SA	74,294	1,186,929
Fluor Corp.	53,524	3,174,508
Furmanite Corp. (I)	10,670	71,382
Granite Construction, Inc.	26,275	781,944
Great Lakes Dredge & Dock Corp.	16,124	126,090
Hochtief AG	5,811	378,598
Jacobs Engineering Group, Inc. (I) (L)	42,956	2,368,164
JGC Corp.	37,936	1,365,665
Kajima Corp.	158,724	526,579
KBR, Inc.	66,308	2,155,010
Kinden Corp.	24,739	211,918
Koninklijke Boskalis Westinster NV	14,083	513,178
Layne Christensen Company (I) (L)	5,421	105,764
Leighton Holdings, Ltd.	31,010	433,942
MasTec, Inc. (I)	15,864	521,926
Michael Baker Corp.	2,371	64,278
MYR Group, Inc. (I)	5,670	110,282
Northwest Pipe Company (I)	2,696	75,218
Obayashi Corp.	117,710	611,289
Orion Marine Group, Inc. (I)	7,828	94,641
Pike Electric Corp.	7,163	88,105
Primoris Services Corp.	9,577	188,858
Quanta Services, Inc. (I)	69,920	1,850,083
Shimizu Corp.	110,988	447,438
Skanska AB, Series B	69,868	1,154,543
Sterling Construction Company, Inc. (I)	4,842	43,869
Taisei Corp.	178,788	647,214
Tutor Perini Corp. (I)	9,724	175,907
URS Corp.	34,047	1,607,699
Vinci SA	85,267	4,253,834
		30,160,105
Electrical Equipment - 0.9%
ABB, Ltd. (SIX Swiss Exchange) (I)	404,307	8,728,510
Acuity Brands, Inc. (L)	30,509	2,304,040
Alstom SA	39,632	1,296,629
AMETEK, Inc.	109,294	4,623,136
AZZ, Inc.	6,832	263,442
Belden, Inc.	11,639	581,135
Brady Corp., Class A (L)	12,254	376,565
Capstone Turbine Corp. (I)	87,915	102,861
Coleman Cable, Inc.	2,563	46,288
Eaton Corp. PLC	155,046	10,203,577
Emerson Electric Company	237,671	12,962,576
Encore Wire Corp.	5,430	185,163
EnerSys, Inc. (L)	12,691	622,367
Franklin Electric Company, Inc. (L)	12,551	422,341
FuelCell Energy, Inc. (I)	49,939	63,423
Fuji Electric Company, Ltd.	105,165	371,169
Furukawa Electric Company, Ltd.	119,407	276,945
Generac Holdings, Inc.	13,526	500,597
General Cable Corp.	35,393	1,088,335
Global Power Equipment Group, Inc.	4,766	76,828
GrafTech International, Ltd. (I)	31,396	228,563
Hubbell, Inc., Class B	23,989	2,374,911

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
II-VI, Inc. (I)	13,654	$222,014
Legrand SA	46,004	2,126,009
LSI Industries, Inc.	6,726	54,413
Mabuchi Motor Company, Ltd.	4,477	239,271
Mitsubishi Electric Corp.	355,210	3,327,763
Nidec Corp.	18,646	1,301,113
Polypore International, Inc. (I)	12,405	499,922
Powell Industries, Inc. (I)	2,511	129,693
PowerSecure International, Inc. (I)	5,373	80,756
Preformed Line Products Company	723	47,942
Prysmian SpA	37,313	693,752
Regal-Beloit Corp.	20,186	1,308,860
Rockwell Automation, Inc.	46,045	3,828,181
Roper Industries, Inc.	32,603	4,049,945
Schneider Electric SA	97,016	6,994,405
Sumitomo Electric Industries, Ltd.	138,522	1,656,696
Thermon Group Holdings, Inc. (I)	7,532	153,653
		74,413,789
Industrial Conglomerates - 1.8%
3M Company	208,908	22,844,090
Carlisle Companies, Inc.	28,547	1,778,764
Danaher Corp.	190,807	12,078,083
General Electric Company	3,408,088	79,033,561
Hopewell Holdings, Ltd.	106,615	353,278
Hutchison Whampoa, Ltd.	392,198	4,098,846
Keppel Corp., Ltd.	264,505	2,162,849
Koninklijke Philips Electronics NV	176,349	4,803,479
NWS Holdings, Ltd.	270,599	411,653
Raven Industries, Inc. (L)	9,748	292,245
SembCorp Industries, Ltd.	180,016	699,561
Siemens AG	145,795	14,731,514
Smiths Group PLC	72,192	1,440,430
Toshiba Corp.	739,328	3,556,346
		148,284,699
Machinery - 2.3%
Accuride Corp. (I) (L)	11,956	60,497
Actuant Corp., Class A (L)	19,207	633,255
AGCO Corp.	43,665	2,191,546
Alamo Group, Inc.	1,870	76,333
Albany International Corp., Class A	7,414	244,514
Alfa Laval AB	57,920	1,177,619
Altra Holdings, Inc.	7,258	198,724
Amada Company, Ltd.	67,177	443,712
American Railcar Industries, Inc. (L)	2,565	85,953
Ampco-Pittsburgh Corp. (L)	2,541	47,695
Andritz AG	13,334	683,194
Astec Industries, Inc. (L)	5,231	179,371
Atlas Copco AB, Series A	123,606	2,968,547
Atlas Copco AB, Series B	71,717	1,529,681
Barnes Group, Inc.	14,170	424,958
Blount International, Inc. (I)	13,265	156,792
Briggs & Stratton Corp. (L)	12,757	252,589
Caterpillar, Inc.	217,887	17,973,499
Chart Industries, Inc. (I) (L)	8,068	759,118
CIRCOR International, Inc.	4,654	236,702
CLARCOR, Inc.	35,232	1,839,463
Columbus McKinnon Corp. (I)	5,331	113,657
Commercial Vehicle Group, Inc. (I)	7,269	54,227
Crane Company	21,838	1,308,533
Cummins, Inc.	58,112	6,302,828
Deere & Company	128,263	10,421,369
Donaldson Company, Inc.	60,678	2,163,777

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc.	6,354	$82,475
Dover Corp. (L)	57,567	4,470,653
Dynamic Materials Corp.	3,994	65,941
Energy Recovery, Inc. (I) (L)	14,076	58,134
EnPro Industries, Inc. (I) (L)	5,475	277,911
ESCO Technologies, Inc.	7,035	227,793
FANUC Corp.	35,227	5,108,168
Federal Signal Corp. (I)	16,869	147,604
Fiat Industrial SpA	157,315	1,752,429
Flow International Corp. (I)	14,898	54,974
Flowserve Corp.	47,629	2,572,442
FreightCar America, Inc.	3,581	60,841
Gardner Denver, Inc.	22,089	1,660,651
GEA Group AG	33,603	1,188,319
Graco, Inc.	27,454	1,735,367
Graham Corp.	2,984	89,610
Greenbrier Companies, Inc. (I)	6,601	160,866
Hardinge, Inc.	3,221	47,606
Harsco Corp.	36,129	837,832
Hino Motors, Ltd.	47,683	700,152
Hitachi Construction
Machinery Company, Ltd.	19,352	391,288
Hurco Companies, Inc.	1,869	53,771
Hyster-Yale Materials Handling, Inc.	2,770	173,928
Hyster-Yale Materials Handling, Inc., Class B	1,747	109,694
IDEX Corp. (L)	36,913	1,986,289
IHI Corp.	245,295	930,083
Illinois Tool Works, Inc.	136,723	9,457,130
IMI PLC	59,028	1,117,750
Ingersoll-Rand PLC	90,717	5,036,608
Invensys PLC	121,136	762,248
ITT Corp.	40,355	1,186,841
John Bean Technologies Corp.	7,740	162,617
Joy Global, Inc. (L)	34,800	1,688,844
JTEKT Corp.	37,744	424,786
Kadant, Inc.	3,100	93,527
Kawasaki Heavy Industries, Ltd.	260,790	802,125
Kaydon Corp.	8,605	237,068
Kennametal, Inc.	35,335	1,372,058
Komatsu, Ltd.	171,614	3,968,259
Kone OYJ	28,639	2,270,258
Kubota Corp.	200,390	2,909,213
Kurita Water Industries, Ltd.	20,327	431,392
LB Foster Company, Class A	2,713	117,120
Lincoln Electric Holdings, Inc.	37,227	2,131,990
Lindsay Corp.	3,444	258,231
Lydall, Inc. (I)	4,898	71,511
Makita Corp.	20,529	1,109,593
MAN SE	6,473	706,776
Manitex International, Inc. (I)	3,756	41,128
Melrose Industries PLC	233,237	882,982
Meritor, Inc. (I)	26,898	189,631
Met-Pro Corp.	4,532	60,910
Metso OYJ	23,459	794,868
Middleby Corp. (I) (L)	4,991	848,919
Miller Industries, Inc. (L)	3,183	48,955
Mitsubishi Heavy Industries, Ltd.	558,336	3,102,264
Mueller Industries, Inc.	7,449	375,653
Mueller Water Products, Inc., Class A	42,322	292,445
Nabtesco Corp.	17,689	367,981
NGK Insulators, Ltd.	50,709	628,974
NN, Inc.	4,882	55,704
Nordson Corp.	25,364	1,757,979

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
NSK, Ltd.	86,050	$823,530
Oshkosh Corp. (I)	39,421	1,496,815
PACCAR, Inc.	116,423	6,247,258
Pall Corp.	36,622	2,432,799
Parker Hannifin Corp.	49,112	4,685,285
Pentair, Ltd.	67,914	3,917,959
PMFG, Inc. (I) (L)	6,277	43,437
Proto Labs, Inc. (I)	4,642	301,591
RBC Bearings, Inc. (I)	6,059	314,765
Rexnord Corp. (I)	8,154	137,395
Sandvik AB	196,192	2,336,241
Scania AB, Series B	58,812	1,171,731
Schindler Holding AG,
Participation Certificates	8,973	1,248,055
Schindler Holding AG, Registered Shares	3,913	529,510
SembCorp Marine, Ltd.	150,774	511,074
SKF AB, B Shares	72,057	1,679,298
SMC Corp.	9,925	1,998,860
Snap-on, Inc.	19,057	1,703,315
SPX Corp.	20,990	1,510,860
Standex International Corp.	3,298	173,970
Stanley Black & Decker, Inc.	52,779	4,079,817
Sulzer AG	4,388	699,115
Sumitomo Heavy Industries, Ltd.	99,181	418,058
Sun Hydraulics Corp.	5,770	180,486
Tecumseh Products Company, Class A (I)	4,961	54,224
Tennant Company	4,866	234,882
Terex Corp. (I)	49,951	1,313,711
The ExOne Company (I) (L)	1,670	103,072
The Gorman-Rupp Company	4,089	130,194
The Japan Steel Works, Ltd.	59,405	327,077
The Weir Group PLC	39,042	1,283,468
THK Company, Ltd. (I)	20,588	432,879
Timken Company	35,810	2,015,387
Titan International, Inc. (L)	14,358	242,219
Trimas Corp. (I)	10,588	394,721
Trinity Industries, Inc. (L)	35,533	1,365,889
Twin Disc, Inc. (L)	2,423	57,425
Vallourec SA	19,529	988,199
Valmont Industries, Inc.	10,553	1,510,029
Volvo AB, Series B	276,011	3,678,739
Wabash National Corp. (I) (L)	18,538	188,717
Wabtec Corp.	43,181	2,307,161
Wartsila OYJ Abp	32,600	1,412,295
Watts Water Technologies, Inc., Class A	7,396	335,335
Woodward, Inc. (L)	45,344	1,813,760
Xylem, Inc.	60,830	1,638,760
Yangzijiang Shipbuilding Holdings, Ltd. (L)	362,001	237,034
Zardoya Otis SA	27,554	389,220
		184,332,933
Marine - 0.1%
A.P. Moeller Maersk A/S, Series A	102	687,037
A.P. Moeller Maersk A/S, Series B	241	1,723,914
Kirby Corp. (I)	25,463	2,025,327
Kuehne & Nagel International AG	9,922	1,087,842
Matson, Inc.	30,809	770,225
Mitsui O.S.K. Lines, Ltd. (I)	201,441	786,131
Nippon Yusen KK (L)	294,713	781,604
Orient Overseas International, Ltd.	41,386	265,096
		8,127,176
Professional Services - 0.3%
Acacia Research Corp.	13,271	296,607

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional Services (continued)
Adecco SA (I)	24,326	$1,380,861
ALS, Ltd.	64,213	557,725
Barrett Business Services, Inc.	1,925	100,504
Bureau Veritas SA	40,708	1,054,187
Capita PLC	120,196	1,770,939
CBIZ, Inc. (I) (L)	10,256	68,818
CDI Corp.	3,858	54,629
CRA International, Inc. (I)	2,818	52,048
Equifax, Inc.	39,689	2,338,873
Experian PLC	185,634	3,219,736
Exponent, Inc.	3,435	203,043
Franklin Covey Company (I)	2,873	38,671
FTI Consulting, Inc. (I)	28,665	942,792
GP Strategies Corp. (I)	4,001	95,304
Heidrick & Struggles International, Inc.	4,968	83,065
Huron Consulting Group, Inc. (I)	6,206	286,965
ICF International, Inc. (I)	5,180	163,222
Insperity, Inc.	5,868	177,800
Intertek Group PLC	29,556	1,317,002
Kelly Services, Inc., Class A (L)	6,794	118,691
Kforce, Inc.	7,301	106,595
Korn/Ferry International (I)	12,802	239,909
ManpowerGroup, Inc.	34,575	1,894,710
Mistras Group, Inc. (I)	4,359	76,631
Navigant Consulting Company (I)	13,010	156,120
Odyssey Marine Exploration, Inc. (I) (L)	25,715	76,116
On Assignment, Inc. (I)	12,215	326,385
Pendrell Corp. (I)	44,238	115,904
Randstad Holdings NV	22,053	900,493
Resources Connection, Inc.	10,734	124,514
Robert Half International, Inc.	45,475	1,511,134
RPX Corp. (I)	8,805	147,924
Seek, Ltd.	59,067	487,166
SGS SA	1,006	2,156,044
The Advisory Board Company (I)	9,457	516,825
The Corporate Executive Board Company (L)	23,985	1,516,332
The Dun & Bradstreet Corp. (L)	13,241	1,290,335
Towers Watson & Company, Class A	25,332	2,075,704
TrueBlue, Inc. (I)	10,809	227,529
VSE Corp.	1,145	47,025
WageWorks, Inc. (I)	6,694	230,608
		28,545,485
Road & Rail - 0.9%
Arkansas Best Corp.	7,209	165,447
Asciano, Ltd.	179,176	818,084
Aurizon Holdings, Ltd.	373,831	1,415,331
Celadon Group, Inc.	5,950	108,588
Central Japan Railway Company, Ltd.	26,514	3,251,407
ComfortDelGro Corp., Ltd.	352,723	507,553
Con-way, Inc.	25,269	984,480
CSX Corp.	335,945	7,790,565
DSV A/S, ADR	34,465	837,799
East Japan Railway Company	61,850	4,808,561
Genesee & Wyoming, Inc., Class A (I) (L)	22,218	1,884,975
Hankyu Hanshin Holdings, Inc.	210,018	1,196,486
Heartland Express, Inc. (L)	12,663	175,636
J.B. Hunt Transport Services, Inc.	40,628	2,934,967
Kansas City Southern	36,266	3,842,745
Keikyu Corp.	85,620	735,565
Keio Corp.	106,064	729,390
Keisei Electric Railway Company, Ltd.	49,607	464,707
Kintetsu Corp.	298,753	1,313,430
Knight Transportation, Inc.	15,875	267,018

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Landstar System, Inc.	20,864	$1,074,496
Marten Transport, Ltd.	6,849	107,324
MTR Corp., Ltd.	266,273	974,809
Nippon Express Company, Ltd.	146,698	696,713
Norfolk Southern Corp.	103,520	7,520,728
Odakyu Electric Railway Company, Ltd.	114,811	1,120,659
Quality Distribution, Inc. (I)	6,434	56,877
Roadrunner Transportation Systems, Inc. (I)	4,971	138,393
Ryder Systems, Inc.	17,305	1,051,971
Saia, Inc. (I)	6,626	198,581
Swift Transportation Company (I)	22,640	374,466
Tobu Railway Company, Ltd.	187,814	967,744
Tokyu Corp.	209,232	1,369,273
Union Pacific Corp.	154,451	23,828,700
Universal Truckload Services, Inc. (I)	1,761	42,458
Werner Enterprises, Inc. (L)	32,199	778,250
West Japan Railway Company	30,736	1,301,099
		75,835,275
Trading Companies & Distributors - 0.5%
Aceto Corp.	7,742	107,846
Aircastle, Ltd.	17,670	282,543
Applied Industrial Technologies, Inc. (L)	11,087	535,835
Beacon Roofing Supply, Inc. (I) (L)	12,780	484,106
Brenntag AG	9,463	1,437,002
Bunzl PLC	60,952	1,189,670
CAI International, Inc. (I)	4,813	113,442
DXP Enterprises, Inc. (I)	2,527	168,298
Fastenal Company (L)	88,858	4,074,139
GATX Corp.	20,995	995,793
H&E Equipment Services, Inc.	8,026	169,108
Houston Wire & Cable Company	5,327	73,726
ITOCHU Corp.	276,690	3,194,744
Kaman Corp. (L)	7,229	249,834
Marubeni Corp.	303,626	2,029,958
Mitsubishi Corp.	258,495	4,428,610
Mitsui & Company, Ltd.	319,411	4,013,207
MSC Industrial Direct Company, Inc., Class A	21,011	1,627,512
Noble Group, Ltd.	775,010	593,049
Rexel SA	27,618	621,107
Rush Enterprises, Inc., Class A (I) (L)	9,198	227,651
Sojitz Corp.	233,851	389,102
Sumitomo Corp.	206,841	2,580,059
TAL International Group, Inc. (I)	8,935	389,298
Textainer Group Holdings, Ltd.	5,539	212,919
Titan Machinery, Inc. (I) (L)	4,753	93,301
Toyota Tsusho Corp.	39,021	1,006,149
Travis Perkins PLC (I)	45,106	1,002,218
United Rentals, Inc. (I) (L)	42,278	2,110,095
W.W. Grainger, Inc.	19,692	4,965,929
Watsco, Inc. (L)	20,099	1,687,512
Wolseley PLC	50,352	2,330,418
		43,384,180
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	67,515	1,172,628
Aeroports de Paris	5,575	542,148
Atlantia SpA	60,882	988,937
Auckland International Airport, Ltd.	194,915	447,301
Fraport AG Frankfurt Airport
Services Worldwide	6,923	418,418
Groupe Eurotunnel SA	100,196	760,410
Hutchison Port Holdings Trust	958,997	704,823
Kamigumi Company, Ltd.	41,733	336,230

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Koninklijke Vopak NV	12,963	$764,314
Mitsubishi Logistics Corp.	22,472	313,858
Sydney Airport	34,384	106,138
Transurban Group	259,146	1,598,580
Wesco Aircraft Holdings, Inc. (I)	10,921	202,803
		8,356,588
		893,886,441
Information Technology - 13.5%
Communications Equipment - 1.4%
AAC Technologies Holdings, Inc.	135,500	758,721
ADTRAN, Inc.	42,416	1,043,858
Alliance Fiber Optic Products Inc	1,779	38,925
Anaren, Inc. (I)	3,209	73,614
ARRIS Group, Inc. (I)	30,863	442,884
Aruba Networks, Inc. (I) (L)	30,531	468,956
Aviat Networks, Inc. (I)	17,920	46,950
Bel Fuse, Inc., Class B	3,025	40,686
Black Box Corp.	4,240	107,357
CalAmp Corp. (I)	9,642	140,773
Calix, Inc. (I)	11,256	113,686
Ciena Corp. (I) (L)	72,704	1,411,912
Cisco Systems, Inc.	1,763,148	42,862,128
Comtech Telecommunications Corp.	4,425	118,988
Digi International, Inc. (I)	7,194	67,408
Emulex Corp. (I)	24,378	158,945
Extreme Networks, Inc. (I)	26,078	89,969
F5 Networks, Inc. (I)	25,796	1,774,765
Finisar Corp. (I) (L)	24,977	423,360
Globecomm Systems, Inc. (I)	6,486	81,983
Harmonic, Inc. (I)	30,652	194,640
Harris Corp.	36,993	1,821,905
Infinera Corp. (I)	31,119	332,040
InterDigital, Inc.	29,371	1,311,415
Ixia (I)	12,244	225,290
JDS Uniphase Corp. (I)	79,049	1,136,725
Juniper Networks, Inc. (I)	169,778	3,278,413
KVH Industries, Inc. (I)	5,037	67,042
Motorola Solutions, Inc.	90,916	5,248,581
NETGEAR, Inc. (I)	10,187	311,111
Nokia OYJ (I) (L)	688,179	2,563,359
Numerex Corp., Class A (I)	4,363	48,691
Oplink Communications, Inc. (I)	5,181	89,994
Parkervision, Inc. (I) (L)	24,735	112,544
PC-Tel, Inc.	5,795	49,142
Plantronics, Inc.	30,838	1,354,405
Polycom, Inc. (I)	77,391	815,701
Procera Networks, Inc. (I) (L)	5,834	80,101
QUALCOMM, Inc.	569,794	34,803,018
Riverbed Technology, Inc. (I)	73,322	1,140,890
Ruckus Wireless, Inc. (I) (L)	12,058	154,463
ShoreTel, Inc. (I)	17,882	72,064
Sonus Networks, Inc. (I)	58,362	175,670
Symmetricom, Inc. (I)	11,525	51,747
Telefonaktiebolaget LM Ericsson, B Shares	559,650	6,344,939
Tellabs, Inc.	93,835	185,793
Tessco Technologies, Inc.	1,733	45,751
Ubiquiti Networks, Inc.	3,775	66,214
ViaSat, Inc. (I) (L)	10,528	752,331
		113,099,847
Computers & Peripherals - 2.4%
3D Systems Corp. (I) (L)	41,591	1,825,845

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers & Peripherals (continued)
Apple, Inc.	309,714	$122,671,521
Avid Technology, Inc. (I)	8,825	51,891
Cray, Inc. (I)	10,571	207,614
Datalink Corp. (I)	4,768	50,732
Dell, Inc.	480,684	6,417,131
Diebold, Inc.	28,541	961,546
Electronics for Imaging, Inc. (I)	12,313	348,335
EMC Corp.	692,549	16,358,007
Fusion-io, Inc. (I)	20,494	291,835
Gemalto NV (L)	14,575	1,319,660
Hewlett-Packard Company	635,072	15,749,786
Imation Corp. (I)	9,825	41,560
Immersion Corp. (I)	7,704	102,078
Intermec, Inc. (I)	16,295	160,180
Lexmark International, Inc., Class A	28,280	864,520
NCR Corp. (I)	73,687	2,430,934
NEC Corp.	455,536	996,805
NetApp, Inc.	118,662	4,483,050
QLogic Corp. (I)	23,623	225,836
Quantum Corp. (I)	61,597	84,388
SanDisk Corp. (I)	79,600	4,863,560
Seagate Technology PLC	105,150	4,713,875
Silicon Graphics International Corp. (I)	9,138	122,266
STEC, Inc. (I)	9,732	65,399
Super Micro Computer, Inc. (I)	8,797	93,600
Synaptics, Inc. (I)	8,643	333,274
Western Digital Corp.	71,348	4,429,997
		190,265,225
Electronic Equipment, Instruments & Components - 0.8%
Aeroflex Holding Corp. (I)	5,691	44,902
Agilysys, Inc. (I)	4,235	47,813
Amphenol Corp., Class A	52,623	4,101,437
Anixter International, Inc. (I)	7,035	533,323
Arrow Electronics, Inc. (I)	46,984	1,872,312
Audience, Inc. (I)	3,034	40,079
Avnet, Inc. (I)	61,519	2,067,038
Badger Meter, Inc.	3,898	173,656
Benchmark Electronics, Inc. (I)	14,180	285,018
Checkpoint Systems, Inc. (I)	11,174	158,559
Citizen Holdings Company, Ltd.	49,539	277,626
Cognex Corp.	11,506	520,301
Coherent, Inc.	6,381	351,402
Corning, Inc.	484,655	6,896,641
CTS Corp.	9,091	124,001
Daktronics, Inc.	9,985	102,446
DTS, Inc. (I)	5,091	104,773
Electro Rent Corp.	4,965	83,362
Electro Scientific Industries, Inc.	6,398	68,842
Fabrinet (I)	7,780	108,920
FARO Technologies, Inc. (I)	4,630	156,587
FEI Company	10,176	742,746
FLIR Systems, Inc.	46,747	1,260,767
FUJIFILM Holdings Corp.	85,125	1,875,627
GSI Group, Inc. (I)	8,485	68,219
Hamamatsu Photonics KK	12,833	463,909
Hexagon AB	43,529	1,160,911
Hirose Electric Company, Ltd.	5,636	743,371
Hitachi High-Technologies Corp.	11,684	281,709
Hitachi, Ltd.	889,304	5,712,628
Hoya Corp.	79,967	1,640,819
Ibiden Company, Ltd.	20,786	324,265
Ingram Micro, Inc., Class A (I)	68,366	1,298,270
Insight Enterprises, Inc. (I)	11,601	205,802

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
InvenSense, Inc. (I) (L)	15,444	$237,529
Itron, Inc. (I)	28,157	1,194,754
Jabil Circuit, Inc.	59,340	1,209,349
KEMET Corp. (I)	13,679	56,221
Keyence Corp.	8,368	2,670,663
Kyocera Corp.	29,922	3,045,902
Littelfuse, Inc.	5,843	435,946
Maxwell Technologies, Inc. (I) (L)	8,582	61,361
Measurement Specialties, Inc. (I)	4,156	193,379
Mercury Computer Systems, Inc. (I)	8,980	82,796
Mesa Laboratories, Inc.	887	48,013
Methode Electronics, Inc.	9,900	168,399
Molex, Inc. (L)	44,899	1,317,337
MTS Systems Corp.	4,162	235,569
Murata Manufacturing Company, Ltd.	37,271	2,837,535
National Instruments Corp.	42,663	1,192,004
Neonode, Inc. (I)	8,061	47,963
Newport Corp. (I)	10,631	148,090
Nippon Electric Glass Company, Ltd.	66,975	326,199
Omron Corp.	37,369	1,115,087
OSI Systems, Inc. (I)	5,322	342,843
Park Electrochemical Corp.	5,527	132,703
PC Connection, Inc.	2,578	39,830
Plexus Corp. (I)	9,056	270,684
Power-One, Inc. (I)	18,135	114,613
RealD, Inc. (I) (L)	11,223	156,000
Rofin-Sinar Technologies, Inc. (I)	7,416	184,955
Rogers Corp. (I)	4,534	214,549
Sanmina Corp. (I)	22,043	316,317
ScanSource, Inc. (I)	7,321	234,272
Shimadzu Corp.	44,810	360,579
SYNNEX Corp. (I)	6,857	289,914
TDK Corp.	22,573	779,616
TE Connectivity, Ltd.	138,410	6,303,191
Tech Data Corp. (I)	16,915	796,527
Trimble Navigation, Ltd. (I)	114,781	2,985,454
TTM Technologies, Inc. (I)	14,841	124,664
Uni-Pixel, Inc. (I)	2,961	43,556
Universal Display Corp. (I)	10,851	305,022
Vishay Intertechnology, Inc. (I) (L)	59,116	821,121
Vishay Precision Group, Inc. (I)	3,552	53,777
Yaskawa Electric Corp.	39,910	485,775
Yokogawa Electric Corp.	39,574	473,677
Zygo Corp. (I)	4,786	75,667
		66,427,483
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (I)	58,558	2,491,643
Angie’s List, Inc. (I) (L)	11,534	306,228
AOL, Inc. (I)	34,796	1,269,358
Bankrate, Inc. (I) (L)	12,925	185,603
Bazaarvoice, Inc. (I)	14,010	131,974
Blucora, Inc. (I) (L)	11,324	209,947
Brightcove, Inc. (I)	8,541	74,819
Carbonite, Inc. (I) (L)	4,494	55,681
comScore, Inc. (I)	10,007	244,071
Constant Contact, Inc. (I) (L)	8,417	135,261
Cornerstone OnDemand, Inc. (I)	11,075	479,437
CoStar Group, Inc. (I) (L)	7,536	972,672
Dealertrack Technologies, Inc. (I) (L)	11,478	406,666
Demand Media, Inc. (I)	11,472	68,832
Demandware, Inc. (I)	4,554	193,135
Dena Company, Ltd. (L)	19,177	374,122

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Dice Holdings, Inc. (I) (L)	11,205	$103,198
Digital River, Inc. (I)	9,943	186,630
E2open, Inc. (I)	4,253	74,428
EarthLink, Inc.	29,072	180,537
eBay, Inc. (I)	383,998	19,860,377
Egain Corp. (I)	4,815	45,983
Envestnet, Inc. (I)	6,374	156,800
Equinix, Inc. (I)	22,144	4,090,440
ExactTarget, Inc. (I)	11,743	395,974
Global Eagle Entertainment, Inc. (I)	6,787	69,431
Google, Inc., Class A (I)	88,664	78,057,126
Gree, Inc. (I) (L)	19,828	175,988
Internap Network Services Corp. (I)	14,692	121,503
IntraLinks Holdings, Inc. (I)	11,343	82,350
j2 Global, Inc. (L)	12,544	533,245
Keynote Systems, Inc.	4,552	89,948
Limelight Networks, Inc. (I)	19,206	43,214
Liquidity Services, Inc. (I) (L)	6,712	232,705
LivePerson, Inc. (I)	15,668	140,307
LogMeIn, Inc. (I)	6,651	162,683
Marchex, Inc., Class B	7,340	44,187
Market Leader, Inc. (I)	7,011	75,018
Millennial Media, Inc. (I)	10,295	89,669
Monster Worldwide, Inc. (I) (L)	84,081	412,838
Move, Inc. (I)	11,315	145,058
NIC, Inc. (L)	18,016	297,804
OpenTable, Inc. (I)	6,232	398,536
Perficient, Inc. (I)	9,622	128,357
QuinStreet, Inc. (I)	9,782	84,419
Rackspace Hosting, Inc. (I) (L)	49,566	1,878,056
RealNetworks, Inc. (I)	8,008	60,540
Responsys, Inc. (I)	10,397	148,781
SciQuest, Inc. (I)	6,159	154,283
Shutterstock, Inc. (I)	2,068	115,353
Spark Networks, Inc. (I)	6,018	49,949
SPS Commerce, Inc. (I)	4,074	224,070
Stamps.com, Inc. (I)	3,695	145,546
support.com, Inc. (I)	15,266	69,766
The Active Network, Inc. (I) (L)	14,965	113,285
Travelzoo, Inc. (I)	2,533	69,050
Trulia, Inc. (I) (L)	6,627	206,033
United Internet AG	19,610	552,693
United Online, Inc.	25,879	196,163
Unwired Planet, Inc. (I)	26,578	51,827
ValueClick, Inc. (I)	52,640	1,299,155
VeriSign, Inc. (I)	50,245	2,243,942
VistaPrint NV (I) (L)	8,676	428,334
Vocus, Inc. (I)	5,548	58,365
Web.com Group, Inc. (I) (L)	10,383	265,805
WebMD Health Corp. (I)	9,628	282,774
XO Group, Inc. (I)	8,012	89,734
Xoom Corp. (I) (L)	2,284	52,349
Yahoo Japan Corp.	2,670	1,319,366
Yahoo!, Inc. (I)	311,646	7,825,431
Yelp, Inc. (I)	2,576	89,568
Zillow, Inc., Class A (I)	1,040	58,552
Zix Corp. (I)	17,956	75,954
		132,202,926
IT Services - 2.6%
Accenture PLC, Class A	214,432	15,430,527
Acxiom Corp. (I)	52,648	1,194,057
Alliance Data Systems Corp. (I) (L)	22,071	3,995,513
Amadeus IT Holding SA, A Shares	69,997	2,236,007

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT Services (continued)
AtoS	10,262	$761,646
Automatic Data Processing, Inc.	159,693	10,996,460
Blackhawk Network Holdings Inc (I)	3,402	78,484
Broadridge Financial Solutions, Inc.	54,406	1,446,111
CACI International, Inc., Class A (I) (L)	5,950	377,766
Cap Gemini SA	26,455	1,286,152
Cardtronics, Inc. (I)	11,983	330,731
Cass Information Systems, Inc.	2,725	125,623
CIBER, Inc. (I)	20,780	69,405
Cognizant Technology
Solutions Corp., Class A (I)	99,334	6,219,302
Computer Sciences Corp.	50,551	2,212,617
Computer Task Group, Inc.	4,307	98,932
Computershare, Ltd.	86,905	811,009
Convergys Corp. (L)	74,384	1,296,513
CoreLogic, Inc. (I)	42,845	992,719
CSG Systems International, Inc.	8,775	190,418
DST Systems, Inc.	13,401	875,487
EPAM Systems, Inc. (I)	5,845	158,867
Euronet Worldwide, Inc. (I)	13,198	420,488
Evertec Inc (I)	8,086	179,833
ExlService Holdings, Inc. (I)	8,655	255,842
Fidelity National Information Services, Inc.	96,595	4,138,130
Fiserv, Inc. (I) (L)	44,011	3,847,002
Forrester Research, Inc.	3,254	119,389
Fujitsu, Ltd.	342,564	1,416,283
Gartner, Inc. (I) (L)	42,025	2,395,005
Global Cash Access Holdings, Inc. (I)	18,436	115,409
Global Payments, Inc.	34,710	1,607,767
Heartland Payment Systems, Inc. (L)	9,698	361,251
Higher One Holdings, Inc. (I)	8,963	104,329
IBM Corp.	343,829	65,709,160
iGATE Corp. (I)	9,601	157,648
ITOCHU Techno-Science Corp.	4,756	196,857
Jack Henry & Associates, Inc.	38,659	1,821,999
Lender Processing Services, Inc.	38,102	1,232,600
Lionbridge Technologies, Inc. (I)	17,551	50,898
ManTech International Corp., Class A (L)	16,770	438,032
Mastercard, Inc., Class A	34,419	19,773,716
MAXIMUS, Inc.	8,950	666,596
MoneyGram International, Inc. (I)	6,233	141,177
NeuStar, Inc., Class A (I)	29,528	1,437,423
Nomura Research Institute, Ltd.	18,985	619,597
NTT Data Corp.	229	812,852
Otsuka Corp.	2,817	313,513
Paychex, Inc. (L)	106,706	3,896,903
PRGX Global, Inc. (I)	7,708	42,317
SAIC, Inc. (L)	92,100	1,282,953
Sapient Corp. (I)	29,169	380,947
ServiceSource International, Inc. (I) (L)	17,024	158,664
Sykes Enterprises, Inc. (I)	10,146	159,901
Syntel, Inc.	4,019	252,675
TeleTech Holdings, Inc. (I) (L)	5,197	121,766
Teradata Corp. (I)	54,595	2,742,307
The Hackett Group, Inc.	7,852	40,752
The Western Union Company (L)	187,319	3,205,028
Total Systems Services, Inc.	51,936	1,271,393
Unisys Corp. (I) (L)	11,895	262,523
VeriFone Systems, Inc. (I)	48,718	818,950
Virtusa Corp. (I)	5,477	121,370
Visa, Inc., Class A (L)	167,003	30,519,798
WEX, Inc. (I) (L)	27,601	2,116,997
		206,912,386

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office Electronics - 0.2%
Brother Industries, Ltd.	42,476	$478,455
Canon, Inc.	208,500	6,847,911
Konica Minolta Holdings, Inc.	87,570	661,411
Ricoh Company, Ltd.	122,869	1,462,106
Xerox Corp.	403,172	3,656,770
Zebra Technologies Corp., Class A (I)	22,856	992,865
		14,099,518
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc. (I)	10,385	180,803
Advanced Micro Devices, Inc. (I) (L)	203,999	832,316
Advantest Corp.	28,040	459,807
Alpha & Omega Semiconductor, Ltd. (I)	5,023	38,376
Altera Corp.	105,213	3,470,977
Ambarella, Inc. (I)	5,190	87,348
Amkor Technology, Inc. (I) (L)	16,515	69,528
ANADIGICS, Inc. (I)	25,576	56,267
Analog Devices, Inc.	100,713	4,538,128
Applied Materials, Inc. (L)	394,841	5,887,079
Applied Micro Circuits Corp. (I)	18,401	161,929
ARM Holdings PLC	256,874	3,108,122
ASM Pacific Technology, Ltd.	44,168	485,878
ASML Holding NV	57,862	4,539,502
Atmel Corp. (I)	192,333	1,413,648
ATMI, Inc. (I)	8,293	196,129
Axcelis Technologies, Inc. (I)	31,492	57,315
Broadcom Corp., Class A	172,230	5,814,485
Brooks Automation, Inc.	17,139	166,762
Cabot Microelectronics Corp. (I)	6,054	199,843
Cavium, Inc. (I)	13,620	481,739
Ceva, Inc. (I)	6,136	118,793
Cirrus Logic, Inc. (I) (L)	16,924	293,801
Cohu, Inc.	6,822	85,275
Cree, Inc. (I) (L)	52,920	3,379,471
Cypress Semiconductor Corp. (I) (L)	99,680	1,069,566
Diodes, Inc. (I)	9,580	248,793
DSP Group, Inc. (I)	5,798	48,181
Entegris, Inc. (I)	37,029	347,702
Entropic Communications, Inc. (I) (L)	24,779	105,806
Exar Corp. (I)	10,300	110,931
Fairchild Semiconductor International, Inc. (I)	56,874	784,861
First Solar, Inc. (I)	24,571	1,099,061
FormFactor, Inc. (I)	14,520	98,010
GT Advanced Technologies, Inc. (I) (L)	32,514	134,933
Hittite Microwave Corp. (I)	8,234	477,572
Infineon Technologies AG	197,414	1,651,681
Inphi Corp. (I)	7,365	81,015
Integrated Device Technology, Inc. (I)	101,259	803,996
Integrated Silicon Solution, Inc. (I)	7,681	84,184
Intel Corp. (L)	1,642,490	39,781,108
Intermolecular, Inc. (I)	5,421	39,411
International Rectifier Corp. (I) (L)	49,344	1,033,263
Intersil Corp., Class A	90,454	707,350
IXYS Corp.	6,634	73,372
KLA-Tencor Corp.	54,691	3,047,929
Kopin Corp. (I)	19,432	72,093
Lam Research Corp. (I)	53,434	2,369,264
Lattice Semiconductor Corp. (I)	31,234	158,356
Linear Technology Corp.	76,579	2,821,170
LSI Corp. (I)	178,146	1,271,962
LTX-Credence Corp. (I)	13,534	81,069
M/A-COM Technology
Solutions Holdings, Inc. (I)	3,243	47,348
MaxLinear, Inc., Class A (I)	7,145	50,015

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Mellanox Technologies, Ltd. (I)	6,506	$319,487
Micrel, Inc. (L)	12,051	119,064
Microchip Technology, Inc. (L)	64,340	2,396,665
Micron Technology, Inc. (I) (L)	336,109	4,816,442
Microsemi Corp. (I)	24,534	558,149
Mindspeed Technologies, Inc. (I)	12,917	41,851
MKS Instruments, Inc.	13,881	368,402
Monolithic Power Systems, Inc. (L)	9,716	234,253
MoSys, Inc. (I)	14,703	59,106
Nanometrics, Inc. (I)	6,501	95,370
NeoPhotonics Corp. (I)	6,233	54,165
NVE Corp. (I)	1,368	64,050
NVIDIA Corp.	190,149	2,667,790
OmniVision Technologies, Inc. (I) (L)	14,396	268,485
PDF Solutions, Inc. (I)	6,797	125,269
Peregrine Semiconductor Corp. (I)	7,437	81,138
Pericom Semiconductor Corp. (I)	6,746	48,032
Photronics, Inc. (I) (L)	16,396	132,152
PLX Technology, Inc. (I)	13,398	63,774
PMC-Sierra, Inc. (I)	54,489	346,005
Power Integrations, Inc. (L)	7,682	311,582
Rambus, Inc. (I)	30,068	258,284
Renewable Energy Corp. ASA (I)	50	18
RF Micro Devices, Inc. (I)	201,161	1,076,211
Rohm Company, Ltd.	18,010	726,463
Rubicon Technology, Inc. (I) (L)	5,443	43,598
Rudolph Technologies, Inc. (I)	8,884	99,501
Semtech Corp. (I)	48,086	1,684,453
Sigma Designs, Inc. (I)	9,155	46,233
Silicon Image, Inc. (I)	20,966	122,651
Silicon Laboratories, Inc. (I)	17,567	727,449
Skyworks Solutions, Inc. (I)	85,799	1,878,140
Spansion, Inc., Class A (I)	12,017	150,453
STMicroelectronics NV (L)	116,851	1,044,978
Sumco Corp.	21,811	240,343
SunEdison, Inc. (I)	165,476	1,351,939
SunPower Corp. (I) (L)	11,106	229,894
Supertex, Inc.	2,827	67,594
Teradyne, Inc. (I) (L)	63,979	1,124,111
Tessera Technologies, Inc.	14,001	291,221
Texas Instruments, Inc.	368,959	12,865,600
Tokyo Electron, Ltd.	31,528	1,596,013
TriQuint Semiconductor, Inc. (I) (L)	43,446	301,081
Ultra Clean Holdings (I)	6,955	42,078
Ultratech, Inc. (I)	7,425	272,646
Veeco Instruments, Inc. (I) (L)	10,446	369,997
Volterra Semiconductor Corp. (I)	7,015	99,052
Xilinx, Inc.	86,079	3,409,589
		138,114,144
Software - 2.8%
Accelrys, Inc. (I)	15,525	130,410
ACI Worldwide, Inc. (I)	28,367	1,318,498
Actuate Corp. (I)	13,369	88,770
Adobe Systems, Inc. (I)	164,141	7,478,264
Advent Software, Inc.	23,216	813,953
American Software, Inc., Class A	7,033	61,117
ANSYS, Inc. (I)	41,819	3,056,969
Aspen Technology, Inc. (I)	24,747	712,466
Autodesk, Inc. (I)	73,968	2,510,474
AVG Technologies NV (I)	6,337	123,255
Blackbaud, Inc.	12,106	394,292
BMC Software, Inc. (I)	43,122	1,946,527
Bottomline Technologies, Inc. (I)	10,127	256,112

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
BroadSoft, Inc. (I) (L)	7,582	$209,263
CA, Inc.	109,711	3,141,026
Cadence Design Systems, Inc. (I) (L)	127,113	1,840,596
Callidus Software, Inc. (I)	11,246	74,111
Citrix Systems, Inc. (I)	61,350	3,701,246
CommVault Systems, Inc. (I)	31,702	2,405,865
Compuware Corp.	95,756	991,075
Comverse, Inc. (I)	5,882	175,048
Concur Technologies, Inc. (I) (L)	20,579	1,674,719
Dassault Systemes SA	11,473	1,403,481
Digimarc Corp.	1,993	41,395
Ebix, Inc.	7,992	74,006
Electronic Arts, Inc. (I)	98,762	2,268,563
Ellie Mae, Inc. (I)	7,005	161,675
EPIQ Systems, Inc.	8,278	111,505
ePlus, Inc.	978	58,572
FactSet Research Systems, Inc. (L)	18,156	1,850,823
Fair Isaac Corp.	25,508	1,169,032
FleetMatics Group PLC (I)	4,630	153,855
Glu Mobile Inc. (I) (L)	17,327	38,119
Guidance Software, Inc. (I)	5,108	44,644
Guidewire Software, Inc. (I)	11,246	472,894
Gungho Online Entertainment, Inc. (I) (L)	640	697,069
Imperva, Inc. (I)	5,497	247,585
Infoblox, Inc. (I)	13,534	396,005
Informatica Corp. (I)	48,480	1,695,830
Interactive Intelligence Group (I)	4,146	213,934
Intuit, Inc.	91,724	5,597,916
Jive Software, Inc. (I) (L)	10,926	198,525
Konami Corp.	18,099	382,922
Manhattan Associates, Inc. (I)	5,088	392,590
Mentor Graphics Corp.	67,692	1,323,379
MICROS Systems, Inc. (I) (L)	35,282	1,522,418
Microsoft Corp.	2,480,989	85,668,550
MicroStrategy, Inc., Class A (I)	2,434	211,661
Mitek Systems, Inc. (I)	6,974	40,310
Model N, Inc. (I)	2,535	58,482
Monotype Imaging Holdings, Inc.	10,149	257,886
Netscout Systems, Inc. (I)	9,578	223,551
Nexon Company, Ltd.	20,353	224,533
Nice Systems, Ltd.	10,560	389,435
Nintendo Company, Ltd.	19,542	2,305,539
Oracle Corp.	1,215,356	37,335,736
Oracle Corp. Japan	7,206	299,524
Pegasystems, Inc.	4,706	155,863
Progress Software Corp. (I)	14,365	330,539
Proofpoint, Inc. (I)	5,969	144,629
PROS Holdings, Inc. (I)	6,051	181,227
PTC, Inc. (I)	84,945	2,083,701
QLIK Technologies, Inc. (I)	23,222	656,486
Qualys, Inc. (I)	4,617	74,426
Rally Software Development Corp. (I)	2,232	55,577
RealPage, Inc. (I)	12,589	230,882
Red Hat, Inc. (I)	63,610	3,041,830
Rosetta Stone, Inc. (I)	3,424	50,470
Rovi Corp. (I)	46,363	1,058,931
Sage Group Plc/the	208,126	1,079,388
Salesforce.com, Inc. (I) (L)	177,314	6,769,849
SAP AG	169,418	12,405,784
Seachange International, Inc. (I)	8,880	103,985
Silver Spring Networks, Inc. (I)	1,853	46,214
SolarWinds, Inc. (I)	27,738	1,076,512
Solera Holdings, Inc.	30,910	1,720,142

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Sourcefire, Inc. (I) (L)	8,289	$460,454
SS&C Technologies Holdings, Inc. (I)	15,370	505,673
Symantec Corp.	226,821	5,096,668
Synchronoss Technologies, Inc. (I) (L)	7,789	240,446
Synopsys, Inc. (I)	68,996	2,466,607
Take-Two Interactive Software, Inc. (I)	21,515	322,080
Tangoe, Inc. (I) (L)	8,534	131,680
TIBCO Software, Inc. (I)	69,889	1,495,625
TiVo, Inc. (I)	34,107	376,882
Trend Micro, Inc.	19,064	605,548
Tyler Technologies, Inc. (I)	8,324	570,610
Ultimate Software Group, Inc. (I)	7,342	861,143
VASCO Data Security International, Inc. (I)	7,994	66,430
Verint Systems, Inc. (I)	13,939	494,416
VirnetX Holding Corp. (I)	11,449	228,866
Vringo, Inc. (I)	20,549	65,140
		225,890,703
		1,087,012,232
Materials - 4.7%
Chemicals - 2.6%
A. Schulman, Inc.	7,830	210,001
Advanced Emissions Solutions Inc (I)	2,826	115,866
Air Liquide SA	57,424	7,064,405
Air Products & Chemicals, Inc.	68,359	6,259,634
Air Water, Inc.	26,265	369,994
Airgas, Inc.	22,510	2,148,805
Akzo Nobel NV	43,794	2,459,964
Albemarle Corp. (L)	39,423	2,455,659
American Pacific Corp. (I)	1,734	49,159
American Vanguard Corp.	7,781	182,309
Arabian American Development Company (I)	6,029	52,452
Arkema SA	11,467	1,047,012
Asahi Kasei Corp.	231,600	1,532,050
Ashland, Inc.	32,977	2,753,580
Axiall Corp.	18,558	790,200
Balchem Corp.	7,943	355,449
BASF SE	168,870	15,082,316
Cabot Corp.	26,894	1,006,373
Calgon Carbon Corp. (I) (L)	14,580	243,194
CF Industries Holdings, Inc.	19,525	3,348,538
Chemtura Corp. (I)	26,103	529,891
Croda International PLC	24,843	938,572
Cytec Industries, Inc.	18,824	1,378,858
Daicel Corp.	54,985	481,823
E.I. du Pont de Nemours & Company	302,794	15,896,685
Eastman Chemical Company	50,686	3,548,527
Ecolab, Inc.	87,378	7,443,732
EMS-Chemie Holding AG	1,500	442,523
Ferro Corp. (I)	19,863	138,048
Flotek Industries, Inc. (I)	12,927	231,910
FMC Corp.	45,365	2,769,987
Fuchs Petrolub AG	6,508	517,284
FutureFuel Corp.	5,972	84,623
Givaudan AG (I)	1,525	1,969,230
H.B. Fuller Company	13,308	503,175
Hawkins, Inc. (L)	2,606	102,650
Hitachi Chemical, Ltd.	19,570	306,469
Incitec Pivot, Ltd.	299,029	778,443
Innophos Holdings, Inc.	5,800	273,586
Innospec, Inc.	6,270	251,929
International Flavors & Fragrances, Inc.	26,806	2,014,739
Intrepid Potash, Inc. (L)	38,825	739,616

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Israel Chemicals, Ltd.	81,713	$805,080
Israel Corp., Ltd. (I)	501	300,017
Johnson Matthey PLC	37,626	1,506,841
JSR Corp.	32,690	661,270
K&S AG	31,632	1,167,511
Kaneka Corp.	52,748	348,399
Kansai Paint Company, Ltd.	42,886	547,488
KMG Chemicals, Inc.	2,550	53,805
Koninklijke DSM NV	28,357	1,844,918
Koppers Holdings, Inc.	5,473	208,959
Kraton Performance Polymers, Inc. (I)	8,788	186,306
Kuraray Company, Ltd.	63,125	886,085
Landec Corp. (I)	7,192	95,006
Lanxess AG	15,279	918,401
Linde AG	34,051	6,340,442
LSB Industries, Inc. (I)	5,158	156,855
LyondellBasell Industries NV, Class A	124,973	8,280,711
Minerals Technologies, Inc.	24,843	1,027,010
Mitsubishi Chemical Holdings Corp.	248,502	1,167,747
Mitsubishi Gas & Chemicals Company, Inc.	72,217	530,885
Mitsui Chemicals, Inc.	154,590	349,191
Monsanto Company	176,337	17,422,096
NewMarket Corp. (L)	4,789	1,257,400
Nitto Denko Corp.	30,361	1,953,301
Olin Corp.	57,046	1,364,540
OM Group, Inc. (I)	8,533	263,840
OMNOVA Solutions, Inc. (I)	13,209	105,804
Orica, Ltd.	67,154	1,262,376
PolyOne Corp.	26,519	657,141
PPG Industries, Inc.	47,020	6,884,198
Praxair, Inc.	97,490	11,226,948
Quaker Chemical Corp.	3,517	218,089
RPM International, Inc.	59,498	1,900,366
Sensient Technologies Corp.	35,590	1,440,327
Shin-Etsu Chemical Company, Ltd.	75,391	5,002,417
Showa Denko KK (L)	275,827	364,358
Sigma-Aldrich Corp. (L)	39,709	3,191,015
Sika AG	394	1,017,260
Solvay SA	10,894	1,425,163
Stepan Company	5,011	278,662
Sumitomo Chemical Company, Ltd.	273,291	859,871
Syngenta AG	17,123	6,677,767
Taiyo Nippon Sanso Corp.	45,657	316,295
Taminco Corp. (I)	4,311	88,462
Teijin, Ltd.	176,243	387,434
The Dow Chemical Company (L)	402,030	12,933,305
The Mosaic Company	91,088	4,901,445
The Scotts Miracle-Gro Company, Class A (L)	17,396	840,401
The Sherwin-Williams Company	28,254	4,989,656
Toray Industries, Inc.	269,562	1,745,104
Tredegar Corp.	6,587	169,286
Ube Industries, Ltd.	190,889	354,176
Umicore SA	20,951	870,310
Valspar Corp.	36,687	2,372,548
Yara International ASA	33,923	1,352,658
Zep, Inc.	6,365	100,758
Zoltek Companies, Inc. (I)	7,564	97,651
		212,544,615
Construction Materials - 0.2%
Boral, Ltd.	142,225	543,766
Cimpor-Cimentos de Portugal SA	9	39
CRH PLC	126,029	2,554,067
CRH PLC (London Exchange)	7,591	153,629

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction Materials (continued)
Eagle Materials, Inc.	21,101	$1,398,363
Fletcher Building, Ltd.	125,501	818,547
Headwaters, Inc. (I)	20,124	177,896
HeidelbergCement AG	25,830	1,736,700
Holcim, Ltd. (I)	42,078	2,936,306
Imerys SA	6,385	391,242
James Hardie Industries, Ltd.	80,263	685,504
Lafarge SA	34,327	2,099,655
Martin Marietta Materials, Inc.	20,608	2,028,239
Taiheiyo Cement Corp.	216,279	691,366
Texas Industries, Inc. (I) (L)	5,752	374,685
US Concrete, Inc. (I)	3,938	63,599
Vulcan Materials Company	42,720	2,068,075
		18,721,678
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	1,232	91,648
Amcor, Ltd.	221,983	2,050,673
Aptargroup, Inc. (L)	29,877	1,649,509
Ball Corp.	49,114	2,040,196
Bemis Company, Inc.	33,383	1,306,611
Berry Plastics Group, Inc. (I)	14,895	328,733
Boise, Inc.	26,997	230,554
Graphic Packaging Holding Company (I)	55,534	429,833
Greif, Inc., Class A	13,708	722,000
MeadWestvaco Corp.	57,672	1,967,192
Myers Industries, Inc.	7,717	115,832
Owens-Illinois, Inc. (I)	53,365	1,483,013
Packaging Corp. of America	44,029	2,155,660
Rexam PLC	145,238	1,051,394
Rock-Tenn Company, Class A	32,278	3,223,927
Sealed Air Corp.	63,373	1,517,783
Silgan Holdings, Inc.	20,273	952,020
Sonoco Products Company	45,403	1,569,582
Toyo Seikan Kaisha, Ltd.	30,029	462,408
		23,348,568
Metals & Mining - 1.4%
A. M. Castle & Company (I) (L)	4,972	78,359
AK Steel Holding Corp. (I) (L)	38,811	117,985
Alcoa, Inc. (L)	351,591	2,749,442
Allegheny Technologies, Inc. (L)	36,134	950,686
Allied Nevada Gold Corp. (I)	28,184	182,632
Alumina, Ltd. (I)	464,900	414,158
AMCOL International Corp. (L)	7,409	234,791
Anglo American PLC	256,236	4,951,401
Antofagasta PLC	72,438	879,403
ArcelorMittal	183,510	2,045,571
BHP Billiton PLC	388,302	9,973,331
BHP Billiton, Ltd.	590,549	17,016,791
Boliden AB	50,232	621,955
Carpenter Technology Corp.	19,844	894,369
Century Aluminum Company (I)	14,311	132,806
Cliffs Natural Resources, Inc. (L)	50,938	827,743
Coeur d’Alene Mines Corp. (I)	26,804	356,493
Commercial Metals Company	83,457	1,232,660
Compass Minerals International, Inc. (L)	14,944	1,263,216
Daido Steel Company, Ltd.	53,557	271,660
Fortescue Metals Group, Ltd.	286,153	784,991
Freeport-McMoRan Copper & Gold, Inc.	341,578	9,430,969
Fresnillo PLC	32,957	443,653
Glencore Xstrata PLC (I)	1,837,775	7,645,070
Globe Specialty Metals, Inc. (L)	17,794	193,421
Gold Resource Corp.	9,914	86,351

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Haynes International, Inc.	3,310	$158,450
Hecla Mining Company (L)	89,029	265,306
Hitachi Metals, Ltd.	31,164	350,719
Horsehead Holding Corp. (I)	12,348	158,178
Iluka Resources, Ltd.	76,672	692,230
JFE Holdings, Inc.	90,135	1,978,803
Kaiser Aluminum Corp. (L)	5,007	310,134
Kobe Steel, Ltd. (I)	463,117	574,427
Maruichi Steel Tube, Ltd.	8,861	226,822
Materion Corp.	5,572	150,945
Mitsubishi Materials Corp.	203,333	715,592
Molycorp, Inc. (I)	34,062	211,184
Newcrest Mining, Ltd.	140,614	1,262,921
Newmont Mining Corp.	163,545	4,898,173
Nippon Steel Corp.	1,396,067	3,772,952
Norsk Hydro ASA	170,472	678,966
Nucor Corp.	104,464	4,525,380
Olympic Steel, Inc. (L)	2,619	64,166
Paramount Gold and Silver Corp. (I)	45,361	53,980
Randgold Resources, Ltd.	16,043	1,020,424
Reliance Steel & Aluminum Company	34,411	2,255,985
Rio Tinto PLC	233,706	9,578,802
Rio Tinto, Ltd.	80,200	3,809,299
Royal Gold, Inc. (L)	29,183	1,228,021
RTI International Metals, Inc. (I) (L)	8,401	232,792
Schnitzer Steel Industries, Inc., Class A (L)	6,880	160,854
Steel Dynamics, Inc.	98,881	1,474,316
Stillwater Mining Company (I) (L)	31,940	343,036
Sumitomo Metal Mining Company, Ltd.	96,343	1,074,522
SunCoke Energy, Inc. (I)	18,864	264,473
ThyssenKrupp AG (I)	70,803	1,390,859
U.S. Silica Holdings, Inc. (L)	5,935	123,329
United States Steel Corp. (L)	48,510	850,380
Universal Stainless & Alloy (I)	2,115	62,350
Vedanta Resources PLC	17,169	267,486
Voestalpine AG	20,671	727,675
Walter Energy, Inc.	17,100	177,840
Worthington Industries, Inc.	37,917	1,202,348
Yamato Kogyo Company, Ltd.	7,886	241,344
		111,315,370
Paper & Forest Products - 0.2%
Boise Cascade Company (I)	3,570	90,714
Buckeye Technologies, Inc.	10,286	380,993
Clearwater Paper Corp. (I)	5,907	277,983
Deltic Timber Corp.	2,976	172,072
Domtar Corp. (L)	15,073	1,002,355
International Paper Company	149,603	6,628,909
KapStone Paper and Packaging Corp.	10,834	435,310
Louisiana-Pacific Corp. (I)	99,423	1,470,466
Neenah Paper, Inc.	4,333	137,659
OJI Paper Company, Ltd.	143,933	580,557
P.H. Glatfelter Company	11,266	282,777
Resolute Forest Products, Inc. (I)	17,908	235,848
Schweitzer-Mauduit International, Inc.	8,269	412,458
Stora Enso OYJ, Series R (L)	100,730	671,228
UPM-Kymmene OYJ (L)	96,591	942,066
Wausau Paper Corp. (L)	13,007	148,280
		13,869,675
		379,799,906

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication Services - 3.2%
Diversified Telecommunication Services - 2.4%
8x8, Inc. (I) (L)	19,504	$160,713
American Tower Corp.	130,029	9,514,222
AT&T, Inc.	1,775,094	62,838,328
Atlantic Tele-Network, Inc.	2,492	123,753
Belgacom SA	27,977	625,197
Bezeq The
Israeli Telecommunication Corp., Ltd.	342,295	455,330
BT Group PLC	1,449,199	6,781,726
Cbeyond, Inc. (I)	7,525	58,996
CenturyLink, Inc. (L)	200,854	7,100,189
Cincinnati Bell, Inc. (I) (L)	56,452	172,743
Cogent Communications Group, Inc.	12,974	365,218
Consolidated
Communications Holdings, Inc. (L)	10,537	183,449
Deutsche Telekom AG	516,366	6,022,685
Elisa OYJ, Class A (L)	25,759	503,030
Fairpoint Communications, Inc. (I) (L)	6,919	57,774
France Telecom SA	340,878	3,210,091
Frontier Communications Corp. (L)	323,763	1,311,240
General Communication, Inc., Class A (I)	8,619	67,487
Hawaiian Telcom Holdco, Inc. (I) (L)	2,498	62,850
Hellenic
Telecommunications Organization SA (I)	44,924	350,678
HickoryTech Corp.	4,061	43,168
HKT Trust and HKT, Ltd.	413,254	389,942
IDT Corp., Class B (I)	4,192	78,348
Iliad SA	4,282	923,860
inContact, Inc. (I)	14,805	121,697
Inmarsat PLC	82,313	844,754
Inteliquent, Inc. (I)	9,767	56,160
Iridium Communications, Inc. (I) (L)	17,274	134,046
Koninklijke KPN NV	592,157	1,224,694
Lumos Networks Corp.	4,314	73,769
magicJack VocalTec, Ltd. (I) (L)	5,189	73,632
Nippon Telegraph & Telephone Corp.	80,259	4,188,852
ORBCOMM, Inc. (I)	10,633	47,742
PCCW, Ltd.	752,479	353,384
Portugal Telecom SGPS SA (L)	114,020	443,398
Premiere Global Services, Inc. (I)	12,919	155,932
Primus Telecommunications Group, Inc.	4,018	47,975
Singapore Telecommunications, Ltd.	1,437,549	4,257,182
Singapore Telecommunications, Ltd.
(Singapore Exchange)	28,535	84,403
Swisscom AG	4,284	1,872,111
TDC A/S	136,369	1,103,234
Telecom Corp. of New Zealand, Ltd. (L)	329,580	573,012
Telecom Italia RSP	1,109,149	612,891
Telecom Italia SpA (Italian Exchange)	1,850,220	1,285,084
Telefonica Deutschland Holding AG	51,186	370,497
Telefonica SA (I)	753,154	9,690,927
Telekom Austria AG	41,656	262,767
Telenor ASA	129,016	2,557,552
TeliaSonera AB	437,869	2,845,019
Telstra Corp., Ltd.	801,431	3,489,053
Towerstream Corp. (I)	22,138	56,452
tw telecom, Inc. (I)	67,441	1,897,790
Verizon Communications, Inc.	944,566	47,549,452
Vivendi SA	218,972	4,126,694
Vonage Holdings Corp. (I)	41,024	116,098
Windstream Corp.	192,409	1,483,473
Ziggo NV	31,246	1,247,368
		194,648,111

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. (I)	6,732	$41,806
Crown Castle International Corp. (I)	96,485	6,984,549
KDDI Corp.	98,950	5,148,497
Leap Wireless International, Inc. (I) (L)	15,117	101,737
Millicom International Cellular SA	11,616	837,498
NII Holdings, Inc. (I)	46,002	306,833
NTELOS Holdings Corp.	4,523	74,449
NTT DOCOMO, Inc.	2,811	4,367,858
Shenandoah Telecommunications Company	6,765	112,840
Softbank Corp.	174,454	10,186,099
Sprint Nextel Corp. (I)	990,595	6,953,977
StarHub, Ltd.	112,963	372,502
Tele2 AB, B Shares (I)	58,446	683,839
Telephone & Data Systems, Inc.	45,077	1,111,148
USA Mobility, Inc.	5,931	80,484
Vodafone Group PLC	8,997,391	25,819,966
		63,184,082
		257,832,193
Utilities - 3.5%
Electric Utilities - 1.8%
Acciona SA	4,730	249,313
ALLETE, Inc.	10,592	528,011
American Electric Power Company, Inc.	159,870	7,158,979
Cheung Kong Infrastructure Holdings, Ltd.	114,843	766,586
Chubu Electric Power Company, Inc.	118,323	1,677,507
Cleco Corp.	43,019	1,997,372
CLP Holdings, Ltd.	324,256	2,618,031
Contact Energy, Ltd.	69,201	273,987
Duke Energy Corp.	231,874	15,651,495
Edison International	107,258	5,165,545
EDP - Energias de Portugal SA	368,877	1,189,012
El Paso Electric Company	10,634	375,487
Electricite de France SA	44,181	1,025,170
Enel SpA	1,210,602	3,794,962
Entergy Corp.	58,661	4,087,498
Exelon Corp.	281,304	8,686,668
FirstEnergy Corp.	137,626	5,138,955
Fortum OYJ	81,635	1,524,999
Great Plains Energy, Inc.	68,980	1,554,809
Hawaiian Electric Industries, Inc.	44,265	1,120,347
Hokkaido Electric Power Company, Inc. (I)	34,443	467,609
Hokuriku Electric Power Company	31,519	496,132
Iberdrola SA	864,522	4,537,370
IDACORP, Inc.	35,493	1,695,146
Kyushu Electric Power Company, Inc. (I)	78,298	1,181,141
MGE Energy, Inc. (L)	6,153	336,938
NextEra Energy, Inc.	139,484	11,365,156
Northeast Utilities	103,559	4,351,549
NV Energy, Inc.	105,641	2,478,338
OGE Energy Corp.	44,488	3,034,082
Otter Tail Corp. (L)	9,603	272,725
Pepco Holdings, Inc.	81,947	1,652,052
Pinnacle West Capital Corp.	36,031	1,998,640
PNM Resources, Inc.	56,652	1,257,108
Portland General Electric Company (L)	19,656	601,277
Power Assets Holdings, Ltd.	255,887	2,203,705
PPL Corp.	198,535	6,007,669
Red Electrica Corp. SA (L)	19,910	1,092,033
Shikoku Electric Power Company, Inc. (I)	32,825	594,519
SP AusNet	313,421	335,323
SSE PLC	176,660	4,078,458
Terna Rete Elettrica Nazionale SpA (L)	277,513	1,153,029

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
The Chugoku Electric Power Company, Inc.	54,467	$857,676
The Empire District Electric Company	11,760	262,366
The Kansai Electric Power Company, Ltd. (I)	129,439	1,777,623
The Southern Company	285,919	12,617,605
Tohoku Electric Power Company, Inc. (I)	83,079	1,040,605
Tokyo Electric Power Company, Inc. (I)	265,636	1,372,162
UIL Holdings Corp.	13,625	521,156
Unitil Corp.	4,264	123,144
UNS Energy Corp.	10,942	489,436
Verbund AG, Class A (L)	12,824	242,565
Westar Energy, Inc.	56,936	1,819,675
Xcel Energy, Inc.	167,586	4,749,387
		141,648,132
Gas Utilities - 0.3%
AGL Resources, Inc.	38,472	1,648,910
APA Group, Ltd.	151,996	829,397
Atmos Energy Corp.	40,670	1,669,910
Chesapeake Utilities Corp.	2,716	139,847
Enagas SA (L)	35,166	868,664
Gas Natural SDG SA (L)	64,131	1,287,673
Hong Kong & China Gas Company, Ltd.	1,054,576	2,569,939
National Fuel Gas Company	37,504	2,173,357
New Jersey Resources Corp. (L)	10,896	452,511
Northwest Natural Gas Company (L)	7,192	305,516
ONEOK, Inc.	67,460	2,786,773
Osaka Gas Company, Ltd.	344,488	1,458,066
Piedmont Natural Gas Company, Inc. (L)	19,749	666,331
Questar Corp.	78,580	1,874,133
Snam SpA	373,417	1,700,317
South Jersey Industries, Inc.	8,421	483,450
Southwest Gas Corp.	12,001	561,527
The Laclede Group, Inc. (L)	8,420	384,457
Toho Gas Company, Ltd.	76,924	397,901
Tokyo Gas Company, Ltd.	450,269	2,492,037
UGI Corp.	51,068	1,997,269
WGL Holdings, Inc.	36,575	1,580,772
		28,328,757
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	203,669	2,441,991
Atlantic Power Corp. (L)	33,007	130,048
Dynegy, Inc. (I)	26,340	593,967
EDP Renovaveis SA (I)	48	245
Electric Power Development Company, Ltd.	21,106	658,663
Enel Green Power SpA	317,950	659,591
Genie Energy, Ltd., B Shares (I)	4,413	40,379
NRG Energy, Inc.	106,434	2,841,788
Ormat Technologies, Inc.	5,101	119,976
		7,486,648
Multi-Utilities - 1.2%
A2A SpA	39	29
AGL Energy, Ltd.	100,373	1,324,146
Alliant Energy Corp.	49,807	2,511,269
Ameren Corp.	79,906	2,751,963
Avista Corp.	15,940	430,699
Black Hills Corp.	31,843	1,552,346
CenterPoint Energy, Inc.	140,912	3,310,023
Centrica PLC	955,927	5,246,251
CMS Energy Corp.	87,196	2,369,115
Consolidated Edison, Inc. (L)	96,429	5,622,775
Dominion Resources, Inc.	189,652	10,776,027
DTE Energy Company	56,851	3,809,586

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
E.ON AG	331,101	$5,432,848
GDF Suez	244,475	4,766,848
Integrys Energy Group, Inc.	28,959	1,694,970
MDU Resources Group, Inc.	84,734	2,195,458
National Grid PLC	674,053	7,624,540
NiSource, Inc.	102,646	2,939,781
NorthWestern Corp.	9,975	398,003
PG&E Corp.	148,726	6,801,240
Public Service Enterprise Group, Inc.	166,563	5,439,948
RWE AG	89,806	2,865,546
SCANA Corp.	45,930	2,255,163
Sempra Energy	74,511	6,092,019
Suez Environnement Company	50,973	656,288
TECO Energy, Inc. (L)	77,344	1,329,543
Vectren Corp.	36,914	1,248,801
Veolia Environnement SA	61,718	699,178
Wisconsin Energy Corp. (L)	75,467	3,093,392
		95,237,795
Water Utilities - 0.1%
American States Water Company	5,046	270,819
Aqua America, Inc. (L)	63,138	1,975,588
Artesian Resources Corp., Class A	2,857	63,654
California Water Service Group	12,590	245,631
Connecticut Water Service, Inc. (L)	3,357	96,346
Consolidated Water Company, Ltd.	4,587	52,429
Middlesex Water Company	5,077	101,134
Severn Trent PLC	43,801	1,104,580
SJW Corp.	4,279	112,110
United Utilities Group PLC	125,373	1,302,233
York Water Company	4,674	88,946
		5,413,470
		278,114,802
TOTAL COMMON STOCKS (Cost $6,705,914,967)	$7,755,361,051
PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	9,916	676,579
Porsche Automobil Holding SE	28,154	2,175,237
ProSiebenSat.1 Media AG (I)	19,164	822,855
Volkswagen AG	26,598	5,369,770
		9,044,441
Consumer Staples - 0.1%
Henkel AG & Company KgaA	32,781	3,076,046
Utilities - 0.0%
RWE AG (L)	7,347	227,065
TOTAL PREFERRED SECURITIES (Cost $9,827,275)	$12,347,552
INVESTMENT COMPANIES - 0.6%
Firsthand Technology Value Fund, Inc.	2,827	56,144
iShares MSCI EAFE Index Fund	562,093	32,252,896
iShares Russell 2000 Index Fund	122,799	12,105,525
TOTAL INVESTMENT COMPANIES (Cost $44,292,167)	$44,414,565
RIGHTS - 0.0%
Federal-Mogul Corp. (Expiration Date:
07/09/2013; Strike Price: $9.78) (I)	5,902	1,003
TOTAL RIGHTS (Cost $0)	$1,003

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I) (L)	3,567	499
TOTAL WARRANTS (Cost $1,417)		$499

SECURITIES LENDING COLLATERAL - 5.3%
John Hancock Collateral
Investment Trust, 0.2263% (W) (Y)	42,879,181	429,096,257
TOTAL SECURITIES LENDING
COLLATERAL (Cost $429,107,139)		$429,096,257

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreement - 1.1%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $88,352,074 on 07/01/2013,
collateralized by $66,645,000 U.S. Treasury
Notes, 1.625% - 8.125% due 05/15/2021 -
08/15/2022 (valued at $90,129,587,
including interest)	$88,352,000	$88,352,000
TOTAL SHORT-TERM INVESTMENTS (Cost $88,352,000)		$88,352,000
Total Investments (Strategic Equity Allocation Trust)
(Cost $7,277,494,965) - 103.5%		$8,329,572,927
Other assets and liabilities, net - (3.5%)		(278,763,221)
TOTAL NET ASSETS - 100.0%		$8,050,809,706

Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.1%
Consumer Discretionary - 12.7%
Auto Components - 0.5%
Allison Transmission Holdings, Inc.	4,234	$97,721
American Axle &
Manufacturing Holdings, Inc. (I)	1,888	35,173
Autoliv, Inc.	2,223	172,038
BorgWarner, Inc. (I)(L)	2,665	229,590
Cooper Tire & Rubber Company	1,356	44,979
Dana Holding Corp.	3,498	67,371
Dorman Products, Inc. (L)	912	41,615
Drew Industries, Inc.	570	22,412
Exide Technologies (I)	2,107	268
Federal-Mogul Corp. (I)	2,412	24,627
Fuel Systems Solutions, Inc. (I)	460	8,229
Gentex Corp.	3,389	78,116
Gentherm, Inc. (I)	736	13,668
Icahn Enterprises LP	1,956	142,338
Johnson Controls, Inc.	15,751	563,728
Lear Corp.	2,226	134,584
Modine Manufacturing Company (I)	1,531	16,657
Motorcar Parts of America, Inc. (I)	567	5,199
Shiloh Industries, Inc.	268	2,798
Standard Motor Products, Inc.	572	19,642
Stoneridge, Inc. (I)	1,284	14,946
Strattec Security Corp.	167	6,239
Tenneco, Inc. (I)	1,435	64,977
The Goodyear Tire & Rubber Company (I)	5,479	83,774
Tower International, Inc. (I)	847	16,762
TRW Automotive Holdings Corp. (I)	2,797	185,833

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto Components (continued)
UQM Technologies, Inc. (I)	2,453	$2,944
Visteon Corp. (I)	1,239	78,206
		2,174,434
Automobiles - 0.7%
Ford Motor Company	87,637	1,355,744
General Motors Company (I)	36,052	1,200,892
Harley-Davidson, Inc.	5,223	286,325
Tesla Motors, Inc. (I)(L)	2,474	265,782
Thor Industries, Inc. (L)	1,235	60,737
Winnebago Industries, Inc. (I)	135	2,834
		3,172,314
Distributors - 0.1%
Core-Mark Holding Company, Inc.	337	21,400
Educational Development Corp.	1,013	3,090
Genuine Parts Company (L)	3,600	281,052
LKQ Corp. (I)	6,796	174,997
Pool Corp.	1,076	56,393
VOXX International Corp. (I)	569	6,982
Weyco Group, Inc.	372	9,374
		553,288
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	453	16,833
Apollo Group, Inc., Class A (I)(L)	2,593	45,948
Ascent Capital Group, Inc., Class A (I)	363	28,339
Bridgepoint Education, Inc. (I)(L)	1,143	13,922
Capella Education Company (I)	323	13,453
Career Education Corp. (I)	1,814	5,261
Carriage Services, Inc.	634	10,746
Collectors Universe, Inc.	520	6,890
Corinthian Colleges, Inc. (I)	2,076	4,650
DeVry, Inc. (L)	1,447	44,886
Education Management Corp. (I)(L)	3,020	16,972
Grand Canyon Education, Inc. (I)	1,133	36,517
H&R Block, Inc.	6,192	171,828
Hillenbrand, Inc.	1,394	33,052
ITT Educational Services, Inc. (I)	608	14,835
K12, Inc. (I)	824	21,646
Learning Tree International, Inc. (I)	519	1,583
LifeLock, Inc. (I)(L)	1,507	17,647
Lincoln Educational Services Corp.	678	3,573
Matthews International Corp., Class A	631	23,789
Outerwall, Inc. (I)	754	44,237
Regis Corp. (L)	1,321	21,691
Service Corp. International	4,780	86,183
Sotheby’s	1,604	60,808
Steiner Leisure, Ltd. (I)	379	20,034
Stewart Enterprises, Inc., Class A	2,374	31,076
Stonemor Partners LP	631	15,876
Strayer Education, Inc.	266	12,989
Universal Technical Institute, Inc.	601	6,208
Weight Watchers International, Inc. (L)	1,290	59,340
		890,812
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (I)	121	4,349
Ambassadors Group, Inc.	714	2,535
Ameristar Casinos, Inc.	831	21,847
Bally Technologies, Inc. (I)(L)	884	49,875
Biglari Holdings, Inc. (I)	46	18,878
BJ’s Restaurants, Inc. (I)	673	24,968
Bloomin’ Brands, Inc. (I)	2,674	66,529
Bob Evans Farms, Inc.	748	35,141

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp. (I)(L)	2,162	$24,431
Bravo Brio Restaurant Group, Inc. (I)	563	10,033
Brinker International, Inc.	1,629	64,231
Buffalo Wild Wings, Inc. (I)	443	43,485
Caesars Entertainment Corp. (I)(L)	2,966	40,634
Carnival Corp.	13,807	473,442
Carrols Restaurant Group, Inc. (I)	1,012	6,538
CEC Entertainment, Inc.	416	17,073
Cedar Fair LP	1,308	54,151
Chipotle Mexican Grill, Inc. (I)	725	264,154
Choice Hotels International, Inc. (L)	1,424	56,519
Churchill Downs, Inc.	397	31,303
Chuy’s Holdings, Inc. (I)	174	6,671
Cracker Barrel Old Country Store, Inc.	552	52,252
Darden Restaurants, Inc.	2,975	150,178
Del Frisco’s Restaurant Group, Inc. (I)	262	5,609
Denny’s Corp. (I)	2,764	15,534
DineEquity, Inc.	453	31,198
Domino’s Pizza, Inc.	1,357	78,910
Dover Downs Gaming & Entertainment, Inc.	2,511	3,892
Dunkin’ Brands Group, Inc.	2,413	103,325
Einstein Noah Restaurant Group, Inc.	496	7,043
Famous Dave’s of America, Inc. (I)	354	5,519
Fiesta Restaurant Group, Inc. (I)	48	1,651
Frisch’s Restaurants, Inc.	300	5,598
Hyatt Hotels Corp., Class A (I)	3,785	152,763
Ignite Restaurant Group, Inc. (I)	320	6,038
International Game Technology	6,105	102,015
International Speedway Corp., Class A	1,141	35,907
Interval Leisure Group, Inc.	1,455	28,984
Isle of Capri Casinos, Inc. (I)	996	7,470
Jack in the Box, Inc. (I)	1,138	44,712
Jamba, Inc. (I)	541	8,077
Krispy Kreme Doughnuts, Inc. (I)	1,678	29,281
Las Vegas Sands Corp.	18,921	1,001,489
Life Time Fitness, Inc. (I)(L)	1,011	50,661
Luby’s, Inc. (I)	958	8,095
Marcus Corp.	655	8,332
Marriott International, Inc., Class A	7,459	301,120
Marriott Vacations Worldwide Corp. (I)	845	36,538
McDonald’s Corp.	23,197	2,296,503
MGM Resorts International (I)	11,228	165,950
MTR Gaming Group, Inc. (I)	755	2,529
Multimedia Games Holding Company, Inc. (I)	748	19,500
Orient-Express Hotels, Ltd., Class A (I)	3,043	37,003
Panera Bread Company, Class A (I)	679	126,253
Papa John’s International, Inc. (I)	556	36,346
Penn National Gaming, Inc. (I)(L)	1,750	92,505
Pinnacle Entertainment, Inc. (I)	1,136	22,345
Rick’s Cabaret International, Inc. (I)	508	4,384
Royal Caribbean Cruises, Ltd.	4,979	166,000
Ruby Tuesday, Inc. (I)	1,530	14,122
Ruth’s Hospitality Group, Inc.	855	10,320
Scientific Games Corp., Class A (I)	2,110	23,738
SHFL Entertainment, Inc. (I)	1,236	21,890
Six Flags Entertainment Corp.	2,446	86,001
Sonic Corp. (I)(L)	1,609	23,427
Speedway Motorsports, Inc.	1,119	19,471
Starbucks Corp.	17,469	1,144,045
Starwood Hotels & Resorts Worldwide, Inc.	4,568	288,652
Texas Roadhouse, Inc.	1,780	44,536
The Cheesecake Factory, Inc.	1,261	52,823
The Wendy’s Company (L)	9,313	54,295

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Town Sports International Holdings, Inc.	871	$9,381
Vail Resorts, Inc. (L)	847	52,107
WMS Industries, Inc. (I)	1,032	26,326
Wyndham Worldwide Corp.	3,275	187,428
Wynn Resorts, Ltd.	2,318	296,704
Yum! Brands, Inc.	10,484	726,961
		9,650,523
Household Durables - 0.4%
American Greetings Corp., Class A	470	8,563
Bassett Furniture Industries, Inc.	559	8,681
Beazer Homes USA, Inc. (I)(L)	590	10,337
Blyth, Inc.	424	5,919
Cavco Industries, Inc. (I)	228	11,503
CSS Industries, Inc.	310	7,728
D.R. Horton, Inc. (L)	7,276	154,833
Ethan Allen Interiors, Inc. (L)	771	22,205
Furniture Brands International, Inc. (I)(L)	263	1,052
Harman International Industries, Inc.	1,513	82,005
Helen of Troy, Ltd. (I)	744	28,547
Hovnanian Enterprises, Inc., Class A (I)(L)	3,216	18,042
iRobot Corp. (I)	671	26,686
Jarden Corp. (I)	2,752	120,400
KB Home	1,721	33,783
Kid Brands, Inc. (I)	1,087	1,674
La-Z-Boy, Inc.	1,265	25,642
Leggett & Platt, Inc. (L)	3,208	99,737
Lennar Corp., Class A	4,346	156,630
Libbey, Inc. (I)	573	13,735
Lifetime Brands, Inc.	530	7,197
M/I Homes, Inc. (I)	534	12,261
MDC Holdings, Inc.	1,172	38,102
Meritage Homes Corp. (I)	836	36,249
Mohawk Industries, Inc. (I)	1,607	180,771
NACCO Industries, Inc., Class A	208	11,914
Newell Rubbermaid, Inc.	6,596	173,145
NVR, Inc. (I)	111	102,342
PulteGroup, Inc. (I)	8,796	166,860
Skullcandy, Inc. (I)	724	3,953
Standard Pacific Corp. (I)	4,893	40,759
Tempur-Pedic International, Inc. (I)	1,334	58,563
The Ryland Group, Inc. (L)	1,096	43,950
Toll Brothers, Inc. (I)	3,880	126,604
Tupperware Brands Corp.	1,244	96,646
Universal Electronics, Inc. (I)	417	11,730
Whirlpool Corp.	1,784	204,018
		2,152,766
Internet & Catalog Retail - 1.1%
1-800-Flowers.com, Inc., Class A (I)	2,046	12,665
Amazon.com, Inc. (I)	10,392	2,885,754
Blue Nile, Inc. (I)	298	11,258
CafePress, Inc. (I)	462	2,897
Expedia, Inc.	3,102	186,585
Gaiam, Inc., Class A (I)	955	4,259
Groupon, Inc. (I)	15,040	127,840
HomeAway, Inc. (I)	1,918	62,028
HSN, Inc.	1,254	67,365
Liberty Interactive Corp., Series A (I)	12,781	294,091
Liberty Ventures, Series A (I)	558	47,436
Netflix, Inc. (I)(L)	1,263	266,607
Nutrisystem, Inc.	805	9,483
Orbitz Worldwide, Inc. (I)	2,566	20,605
Overstock.com, Inc. (I)	201	5,668

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
PetMed Express, Inc.	711	$8,959
priceline.com, Inc. (I)	1,146	947,891
Shutterfly, Inc. (I)(L)	874	48,760
TripAdvisor, Inc. (I)	2,993	182,184
US Auto Parts Network, Inc. (I)	1,067	1,227
ValueVision Media, Inc. (I)	1,151	5,882
Vitacost.com, Inc. (I)(L)	888	7,504
		5,206,948
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	325	14,619
Black Diamond, Inc. (I)	814	7,652
Brunswick Corp.	1,979	63,229
Callaway Golf Company	1,516	9,975
Hasbro, Inc. (L)	2,938	131,711
LeapFrog Enterprises, Inc. (I)(L)	1,585	15,596
Marine Products Corp. (L)	1,228	9,849
Mattel, Inc.	7,767	351,923
Nautilus, Inc. (I)	1,477	12,835
Polaris Industries, Inc. (L)	1,555	147,725
Smith & Wesson Holding Corp. (I)(L)	1,795	17,914
Steinway Musical Instruments, Inc. (I)	327	9,951
Sturm Ruger & Company, Inc. (L)	479	23,011
		815,990
Media - 3.6%
AH Belo Corp., Class A	745	5,111
AMC Networks, Inc., Class A (I)	1,696	110,935
Arbitron, Inc.	442	20,531
Ballantyne Strong, Inc. (I)	629	2,654
Belo Corp., Class A	2,716	37,888
Cablevision Systems Corp., Class A	6,446	108,422
Carmike Cinemas, Inc. (I)	454	8,789
CBS Corp., Class B	14,734	720,051
Charter Communications, Inc., Class A (I)	2,304	285,350
Cinemark Holdings, Inc.	2,602	72,648
Clear Channel Outdoor
Holdings, Inc., Class A (I)	8,558	63,843
Comcast Corp., Class A	61,289	2,566,783
Crown Media Holdings, Inc., Class A (I)	6,814	16,831
Cumulus Media, Inc., Class A (I)(L)	3,719	12,607
Digital Generation, Inc. (I)(L)	594	4,378
DIRECTV (I)	14,424	888,807
Discovery Communications, Inc., Class A (I)	5,697	439,865
DISH Network Corp., Class A	10,345	439,869
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,049	52,577
Entercom
Communications Corp., Class A (I)(L)	1,104	10,422
Fisher Communications, Inc.	324	13,310
Gannett Company, Inc.	5,296	129,540
Harte-Hanks, Inc.	1,351	11,619
John Wiley & Sons, Inc., Class A (L)	1,356	54,362
Journal Communications, Inc., Class A (I)	1,689	12,651
Lamar Advertising Company, Class A (I)	2,104	91,314
Liberty Global PLC (I)	7,709	571,083
Liberty Global PLC, Series C (I)	1,184	80,382
Liberty Media Corp., Series A (I)	2,746	348,083
LIN TV Corp., Class A (I)	1,443	22,078
Lions Gate Entertainment Corp. (I)	3,167	86,997
Live Nation Entertainment, Inc. (I)	4,343	67,317
Loral Space & Communications, Inc.	486	29,150
Martha Stewart Living
Omnimedia, Inc., Class A (I)	2,837	6,837

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Media General, Inc., Class A (I)	932	$10,280
Meredith Corp.	915	43,646
Morningstar, Inc.	1,081	83,864
National CineMedia, Inc.	859	14,509
Nexstar Broadcasting Group, Inc., Class A	858	30,425
Omnicom Group, Inc.	6,092	383,004
ReachLocal, Inc. (I)	903	11,071
Regal Entertainment Group, Class A (L)	3,500	62,650
Rentrak Corp. (I)	448	8,991
Scholastic Corp. (L)	703	20,591
Scripps Networks Interactive, Inc., Class A	3,449	230,255
Sinclair Broadcast Group, Inc., Class A	2,125	62,433
Sirius XM Radio, Inc.	119,755	401,179
Starz - Liberty Capital (I)	2,746	60,687
The EW Scripps Company, Class A (I)	1,326	20,659
The Interpublic Group of Companies, Inc.	9,986	145,296
The Madison Square Garden, Inc., Class A (I)	1,739	103,036
The McClatchy Company, Class A (I)	2,673	6,094
The New York Times Company, Class A (I)	3,548	39,241
The Walt Disney Company	41,259	2,605,506
The Washington Post Company, Class B	172	83,208
Thomson Reuters Corp.	18,750	610,688
Time Warner Cable, Inc.	7,044	792,309
Time Warner, Inc.	21,847	1,263,194
Twenty-First Century Fox, Inc.	54,379	1,772,755
Valassis Communications, Inc. (L)	784	19,279
Value Line, Inc.	353	3,001
Viacom, Inc., Class B	11,859	807,005
World Wrestling Entertainment, Inc., Class A	2,108	21,733
		17,109,673
Multiline Retail - 0.7%
Big Lots, Inc. (I)	1,333	42,029
Dillard’s, Inc., Class A (L)	1,068	87,544
Dollar General Corp. (I)	7,694	388,008
Dollar Tree, Inc. (I)	5,307	269,808
Family Dollar Stores, Inc. (L)	2,697	168,050
Fred’s, Inc., Class A	1,098	17,008
Gordmans Stores, Inc. (I)	629	8,561
J.C. Penney Company, Inc. (I)	5,008	85,537
Kohl’s Corp.	5,421	273,815
Macy’s, Inc.	9,275	445,200
Nordstrom, Inc.	4,601	275,784
Saks, Inc. (I)(L)	3,627	49,472
Sears Canada, Inc.	1,086	11,294
Sears Holdings Corp. (I)(L)	2,448	103,012
Target Corp.	15,064	1,037,307
The Bon-Ton Stores, Inc.	139	2,509
		3,264,938
Specialty Retail - 2.4%
Aaron’s, Inc.	1,760	49,298
Abercrombie & Fitch Company, Class A	1,885	85,296
Advance Auto Parts, Inc.	1,706	138,476
Aeropostale, Inc. (I)	1,988	27,434
America’s Car-Mart, Inc. (I)	292	12,626
American Eagle Outfitters, Inc.	4,630	84,544
ANN, Inc. (I)	1,028	34,130
Asbury Automotive Group, Inc. (I)	788	31,599
Ascena Retail Group, Inc. (I)	3,646	63,623
AutoNation, Inc. (I)	2,781	120,668
AutoZone, Inc. (I)	878	372,000
Barnes & Noble, Inc. (I)(L)	1,472	23,493
bebe stores, Inc.	1,774	9,952

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Bed Bath & Beyond, Inc. (I)	5,349	$379,244
Best Buy Company, Inc. (L)	7,812	213,502
Big 5 Sporting Goods Corp.	76	1,668
Brown Shoe Company, Inc. (L)	1,051	22,628
Build-A-Bear Workshop, Inc. (I)	637	3,867
Cabela’s, Inc. (I)(L)	1,575	101,997
CarMax, Inc. (I)	5,227	241,278
Chico’s FAS, Inc.	3,855	65,766
Christopher & Banks Corp. (I)	17	115
Citi Trends, Inc. (I)	426	6,190
Coldwater Creek, Inc. (I)	728	1,820
Conn’s, Inc. (I)	772	39,959
CST Brands, Inc. (I)(L)	1,412	43,504
Destination Maternity Corp.	414	10,184
Destination XL Group, Inc. (I)	1,549	9,821
Dick’s Sporting Goods, Inc.	2,831	141,720
DSW, Inc., Class A	1,018	74,792
Express, Inc. (I)	1,893	39,696
Five Below, Inc. (I)	1,216	44,700
Foot Locker, Inc.	3,503	123,060
Francesca’s Holdings Corp. (I)(L)	1,068	29,680
GameStop Corp., Class A (L)	2,835	119,155
Genesco, Inc. (I)	586	39,256
GNC Holdings, Inc., Class A	2,254	99,649
Group 1 Automotive, Inc.	515	33,130
Guess?, Inc. (L)	1,920	59,578
Haverty Furniture Companies, Inc.	36	828
hhgregg, Inc. (I)	1,031	16,465
Hibbett Sports, Inc. (I)(L)	525	29,138
Jos A. Bank Clothiers, Inc. (I)(L)	653	26,982
Kirkland’s, Inc. (I)	752	12,972
L Brands, Inc.	6,570	323,573
Lithia Motors, Inc., Class A	616	32,839
Lowe’s Companies, Inc.	26,227	1,072,684
Lumber Liquidators Holdings, Inc. (I)	580	45,165
MarineMax, Inc. (I)	667	7,557
Mattress Firm Holding Corp. (I)	808	32,562
Monro Muffler Brake, Inc. (L)	719	34,548
New York & Company, Inc. (I)	1,751	11,119
O’Reilly Automotive, Inc. (I)	2,740	308,579
Office Depot, Inc. (I)	7,232	27,988
OfficeMax, Inc.	2,191	22,414
Orchard Supply Hardware
Stores Corp., Class A (I)	114	34
Pacific Sunwear of California, Inc. (I)	2,141	7,815
Penske Automotive Group, Inc. (L)	2,065	63,065
PetSmart, Inc.	2,486	166,537
Pier 1 Imports, Inc. (L)	2,566	60,275
RadioShack Corp. (I)	2,580	8,153
Rent-A-Center, Inc. (L)	1,268	47,613
Restoration Hardware Holdings, Inc. (I)	789	59,175
Ross Stores, Inc.	5,105	330,855
rue21, Inc. (I)	304	12,649
Sally Beauty Holdings, Inc. (I)	4,107	127,728
Sears Hometown and Outlet Stores, Inc. (I)	442	19,324
Select Comfort Corp. (I)(L)	1,360	34,082
Shoe Carnival, Inc.	528	12,677
Signet Jewelers, Ltd.	1,758	118,542
Sonic Automotive, Inc., Class A	1,330	28,116
Stage Stores, Inc.	827	19,435
Staples, Inc.	15,830	251,064
Stein Mart, Inc.	1,168	15,943
Systemax, Inc.	757	7,123

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
The Buckle, Inc. (L)	1,131	$58,835
The Cato Corp., Class A	724	18,071
The Children’s Place Retail Stores, Inc. (I)	485	26,578
The Finish Line, Inc., Class A	1,301	28,440
The Gap, Inc.	11,008	459,364
The Home Depot, Inc.	34,638	2,683,406
The Men’s Wearhouse, Inc.	1,225	46,366
The Pep Boys - Manny, Moe & Jack (I)(L)	1,341	15,529
The Wet Seal, Inc., Class A (I)	3,009	14,172
Tiffany & Company	2,925	213,057
Tilly’s, Inc., Class A (I)	677	10,832
TJX Companies, Inc.	16,863	844,162
Tractor Supply Company	1,628	191,469
TravelCenters of America, LLC (I)	761	8,325
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,445	144,731
Urban Outfitters, Inc. (I)	3,295	132,525
Vitamin Shoppe, Inc. (I)(L)	703	31,523
West Marine, Inc. (I)	659	7,249
Williams-Sonoma, Inc.	2,269	126,814
Winmark Corp.	176	11,417
Zale Corp. (I)	62	564
Zumiez, Inc. (I)(L)	769	22,109
		11,490,254
Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	1,370	101,476
Charles & Colvard, Ltd. (I)	983	4,011
Coach, Inc.	6,555	374,225
Columbia Sportswear Company	721	45,171
Crocs, Inc. (I)	2,044	33,726
Culp, Inc.	414	7,199
Deckers Outdoor Corp. (I)(L)	800	40,408
Fifth & Pacific Companies, Inc. (I)	2,803	62,619
Fossil Group, Inc. (I)	1,387	143,291
G-III Apparel Group, Ltd. (I)(L)	510	24,541
Hanesbrands, Inc.	2,274	116,929
Iconix Brand Group, Inc. (I)	1,414	41,586
Maidenform Brands, Inc. (I)	602	10,433
Movado Group, Inc.	660	22,328
NIKE, Inc., Class B	20,984	1,336,261
Oxford Industries, Inc. (L)	405	25,272
Perry Ellis International, Inc.	451	9,160
PVH Corp.	1,795	224,465
Quiksilver, Inc. (I)	3,577	23,036
Ralph Lauren Corp.	2,102	365,201
RG Barry Corp.	417	6,772
Rocky Brands, Inc.	382	5,776
Skechers U.S.A., Inc., Class A (I)	1,206	28,956
Steven Madden, Ltd. (I)	1,012	48,961
The Jones Group, Inc.	1,753	24,104
True Religion Apparel, Inc.	560	17,730
Tumi Holdings, Inc. (I)	1,612	38,688
Under Armour, Inc., Class A (I)	2,368	141,393
Unifi, Inc. (I)	626	12,939
Vera Bradley, Inc. (I)(L)	970	21,010
VF Corp.	2,536	489,600
Wolverine World Wide, Inc. (L)	1,097	59,907
		3,907,174
		60,389,114
Consumer Staples - 9.2%
Beverages - 1.9%
Beam, Inc.	3,624	228,711

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Brown-Forman Corp., Class B	4,787	$323,362
Coca-Cola Bottling Company Consolidated	249	15,226
Coca-Cola Enterprises, Inc.	6,743	237,084
Constellation Brands, Inc., Class A (I)	4,027	209,887
Craft Brewers Alliance, Inc. (I)	860	7,086
Crimson Wine Group, Ltd. (I)	557	4,743
Dr. Pepper Snapple Group, Inc.	4,825	221,612
MGP Ingredients, Inc.	667	3,975
Molson Coors Brewing Company, Class B	3,588	171,722
Monster Beverage Corp. (I)	4,100	249,157
National Beverage Corp.	1,341	23,427
PepsiCo, Inc.	35,747	2,923,747
Primo Water Corp. (I)	1,119	2,037
The Boston Beer Company, Inc., Class A (I)	305	52,045
The Coca-Cola Company	103,421	4,148,216
Willamette Valley Vineyards, Inc. (I)	1,099	4,913
		8,826,950
Food & Staples Retailing - 2.4%
Casey’s General Stores, Inc.	899	54,084
Costco Wholesale Corp.	9,959	1,101,167
CVS Caremark Corp.	29,245	1,672,229
Harris Teeter Supermarkets, Inc.	1,170	54,826
Ingles Markets, Inc., Class A	758	19,140
Nash Finch Company	426	9,376
Natural Grocers by Vitamin Cottage, Inc. (I)	199	6,169
Pricesmart, Inc. (L)	723	63,356
Rite Aid Corp. (I)	22,455	64,221
Roundy’s, Inc.	1,073	8,938
Safeway, Inc.	5,492	129,941
Spartan Stores, Inc.	686	12,650
SUPERVALU, Inc. (I)	5,248	32,643
Susser Holdings Corp. (I)	522	24,993
Sysco Corp. (L)	13,479	460,443
The Andersons, Inc.	475	25,265
The Chefs’ Warehouse, Inc. (I)	546	9,391
The Fresh Market, Inc. (I)	1,153	57,327
The Kroger Company	12,272	423,875
The Pantry, Inc. (I)	626	7,625
United Natural Foods, Inc. (I)	1,152	62,196
Wal-Mart Stores, Inc.	77,259	5,755,023
Walgreen Company	21,677	958,123
Weis Markets, Inc.	672	30,287
Whole Foods Market, Inc.	8,478	436,447
		11,479,735
Food Products - 1.7%
Alico, Inc.	249	9,987
Annie’s, Inc. (I)	177	7,565
Archer-Daniels-Midland Company	15,169	514,381
B&G Foods, Inc.	1,133	38,579
Boulder Brands, Inc. (I)(L)	1,484	17,882
Bunge, Ltd.	3,308	234,107
Cal-Maine Foods, Inc.	631	29,348
Calavo Growers, Inc.	500	13,595
Campbell Soup Company	7,249	324,683
Chiquita Brands International, Inc. (I)	1,173	12,809
ConAgra Foods, Inc.	9,337	326,141
Darling International, Inc. (I)	2,850	53,181
DE Master Blenders 1753 NV (I)	13,981	223,834
Dean Foods Company (I)(L)	4,192	42,004
Diamond Foods, Inc. (I)	559	11,599
Dole Food Company, Inc. (I)	1,838	23,435
Flowers Foods, Inc.	4,909	108,243

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food Products (continued)
Fresh Del Monte Produce, Inc.	988	$27,545
General Mills, Inc.	14,888	722,515
Green Mountain Coffee Roasters, Inc. (I)(L)	3,547	266,238
Hillshire Brands Company	2,796	92,492
Hormel Foods Corp. (L)	6,016	232,097
Ingredion, Inc.	1,762	115,622
J&J Snack Foods Corp.	475	36,955
John B. Sanfilippo & Son, Inc.	335	6,754
Kellogg Company	8,207	527,136
Kraft Foods Group, Inc.	13,581	758,770
Lancaster Colony Corp.	662	51,629
Lifeway Foods, Inc. (L)	675	11,718
Limoneira Company	200	4,146
McCormick & Company, Inc., Non-
Voting Shares	3,022	212,628
Mead Johnson Nutrition Company	4,685	371,193
Mondelez International, Inc., Class A	40,761	1,162,911
Omega Protein Corp. (I)	623	5,595
Pilgrim’s Pride Corp. (I)	6,123	91,478
Post Holdings, Inc. (I)	858	37,460
Sanderson Farms, Inc.	556	36,930
Seaboard Corp.	26	70,408
Smithfield Foods, Inc. (I)	3,409	111,645
Snyders-Lance, Inc.	1,674	47,558
The Hain Celestial Group, Inc. (I)(L)	1,072	69,648
The Hershey Company	5,182	462,649
The J.M. Smucker Company	2,511	259,010
Tootsie Roll Industries, Inc.	1,362	43,284
TreeHouse Foods, Inc. (I)	857	56,168
Tyson Foods, Inc., Class A	8,331	213,940
WhiteWave Foods Company, Class A (I)(L)	4,639	75,384
WhiteWave Foods Company, Class B (I)(L)	1,525	23,180
		8,196,059
Household Products - 1.6%
Central Garden & Pet Company, Class A (I)	1,353	9,336
Church & Dwight Company, Inc.	3,178	196,114
Colgate-Palmolive Company	21,748	1,245,943
Energizer Holdings, Inc.	1,475	148,252
Harbinger Group, Inc. (I)	3,397	25,613
Kimberly-Clark Corp.	9,052	879,311
Oil-Dri Corp. of America	272	7,472
Orchids Paper Products Company	291	7,639
The Clorox Company	2,964	246,427
The Procter & Gamble Company	63,346	4,877,009
WD-40 Company	367	19,994
		7,663,110
Personal Products - 0.3%
Avon Products, Inc.	9,900	208,197
Elizabeth Arden, Inc. (I)	729	32,856
Herbalife, Ltd. (L)	2,515	113,527
Inter Parfums, Inc.	827	23,586
Medifast, Inc. (I)	169	4,353
Nature’s Sunshine Products, Inc.	565	9,238
Nu Skin Enterprises, Inc., Class A (L)	1,348	82,390
Prestige Brands Holdings, Inc. (I)	1,278	37,241
Revlon, Inc., Class A (I)	1,331	29,362
Star Scientific, Inc. (I)(L)	4,147	5,764
The Estee Lauder Companies, Inc., Class A	8,892	584,827
The Female Health Company	941	9,278
USANA Health Sciences, Inc. (I)	326	23,596
		1,164,215

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco - 1.3%
Alliance One International, Inc. (I)	2,627	$9,983
Altria Group, Inc.	46,663	1,632,738
Lorillard, Inc.	9,000	393,120
Philip Morris International, Inc.	38,708	3,352,887
Reynolds American, Inc.	12,997	628,665
Universal Corp. (L)	512	29,619
Vector Group, Ltd. (L)	1,968	31,921
		6,078,933
		43,409,002
Energy - 10.1%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (I)	1,448	75,368
Baker Hughes, Inc.	10,124	467,020
Basic Energy Services, Inc. (I)(L)	1,040	12,574
Bristow Group, Inc.	854	55,783
C&J Energy Services, Inc. (I)(L)	1,221	23,651
Cameron International Corp. (I)	5,662	346,288
CARBO Ceramics, Inc. (L)	550	37,087
Compressco Partners LP	407	7,749
Dawson Geophysical Company (I)	235	8,662
Diamond Offshore Drilling, Inc. (L)	3,187	219,234
Dresser-Rand Group, Inc. (I)	1,769	106,105
Dril-Quip, Inc. (I)	888	80,178
Era Group, Inc. (I)	481	12,578
Exterran Holdings, Inc. (I)	1,389	39,059
Exterran Partners LP	1,100	33,209
FMC Technologies, Inc. (I)	5,476	304,904
Forum Energy Technologies, Inc. (I)(L)	2,024	61,590
Geospace Technologies Corp. (I)	256	17,684
Global Geophysical Services, Inc. (I)	769	3,630
Gulf Island Fabrication, Inc.	473	9,058
Gulfmark Offshore, Inc., Class A	652	29,399
Halliburton Company	21,320	889,470
Helix Energy Solutions Group, Inc. (I)	2,297	52,923
Helmerich & Payne, Inc. (L)	2,415	150,817
Hercules Offshore, Inc. (I)	4,030	28,371
Hornbeck Offshore Services, Inc. (I)	803	42,961
ION Geophysical Corp. (I)(L)	3,857	23,219
Key Energy Services, Inc. (I)	3,596	21,396
Lufkin Industries, Inc.	801	70,864
Matrix Service Company (I)	756	11,778
McDermott International, Inc. (I)	5,524	45,186
Mitcham Industries, Inc. (I)	331	5,554
Nabors Industries, Ltd.	6,658	101,934
National Oilwell Varco, Inc.	9,794	674,807
Natural Gas Services Group, Inc. (I)	382	8,973
Newpark Resources, Inc. (I)	2,364	25,980
Nuverra Environmental Solutions, Inc. (I)(L)	5,131	14,880
Oceaneering International, Inc.	2,463	177,829
Oil States International, Inc. (I)	1,234	114,318
Parker Drilling Company (I)	3,008	14,980
Patterson-UTI Energy, Inc. (L)	3,410	66,001
PHI, Inc. (I)	416	14,269
Pioneer Energy Services Corp. (I)	1,558	10,314
Rowan Companies PLC, Class A (I)	2,839	96,725
RPC, Inc. (L)	4,842	66,868
Schlumberger, Ltd.	30,474	2,183,767
SEACOR Holdings, Inc. (L)	481	39,947
Superior Energy Services, Inc. (I)	3,504	90,894
Tesco Corp. (I)	1,032	13,674
TETRA Technologies, Inc. (I)	1,662	17,052
Tidewater, Inc.	1,086	61,869

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Unit Corp. (I)	1,062	$45,220
Vantage Drilling Company (I)(L)	6,701	13,670
Willbros Group, Inc. (I)	715	4,390
		7,151,710
Oil, Gas & Consumable Fuels - 8.6%
Abraxas Petroleum Corp. (I)	2,156	4,528
Alliance Holdings GP LP	1,431	91,226
Alliance Resource Partners LP	837	59,117
Alon USA Energy, Inc.	1,439	20,808
Alpha Natural Resources, Inc. (I)(L)	5,125	26,855
Amyris, Inc. (I)(L)	2,249	6,500
Anadarko Petroleum Corp.	11,483	986,734
Apache Corp.	8,997	754,219
Apco Oil and Gas International, Inc. (I)	707	8,152
Approach Resources, Inc. (I)(L)	931	22,875
Arch Coal, Inc. (L)	5,005	18,919
Atlas Energy LP	1,261	61,776
Atlas Pipeline Partners LP	1,411	53,886
Berry Petroleum Company, Class A	1,225	51,842
Bill Barrett Corp. (I)(L)	1,147	23,192
Blueknight Energy Partners LP	1,755	14,865
Boardwalk Pipeline Partners LP	5,050	152,510
Bonanza Creek Energy, Inc. (I)	949	33,652
BP Prudhoe Bay Royalty Trust (L)	494	47,557
BPZ Resources, Inc. (I)	3,316	5,936
BreitBurn Energy Partners LP	1,894	34,566
Buckeye Partners LP	2,105	147,687
Cabot Oil & Gas Corp.	4,822	342,458
Callon Petroleum Company (I)	905	3,050
Calumet Specialty Products Partners LP	1,399	50,896
Carrizo Oil & Gas, Inc. (I)(L)	896	25,384
Ceres, Inc. (I)	621	1,944
Cheniere Energy Partners LP	3,943	117,856
Cheniere Energy, Inc. (I)	4,915	136,440
Chesapeake Energy Corp. (L)	15,275	311,305
Chevron Corp.	45,070	5,333,584
Cimarex Energy Company	1,954	126,990
Clayton Williams Energy, Inc. (I)	273	11,876
Clean Energy Fuels Corp. (I)(L)	1,999	26,387
Cloud Peak Energy, Inc. (I)(L)	1,465	24,143
Cobalt International Energy, Inc. (I)	9,414	250,130
Comstock Resources, Inc.	907	14,267
Concho Resources, Inc. (I)	2,389	200,007
ConocoPhillips	27,908	1,688,434
CONSOL Energy, Inc.	5,217	141,381
Contango Oil & Gas Company	361	12,184
Continental Resources, Inc. (I)	4,153	357,407
Crimson Exploration, Inc. (I)	2,053	5,789
Crosstex Energy LP	1,490	30,724
Crosstex Energy, Inc.	1,380	27,269
DCP Midstream Partners LP	1,298	70,222
Delek Logistics Partners LP	175	5,730
Delek US Holdings, Inc.	1,438	41,386
Denbury Resources, Inc. (I)	8,963	155,239
Devon Energy Corp.	9,330	484,040
DHT Holdings, Inc.	104	466
Diamondback Energy, Inc. (I)	533	17,760
Dorchester Minerals LP	858	21,012
Eagle Rock Energy Partners LP	3,560	28,017
El Paso Pipeline Partners LP	4,934	215,468
Emerald Oil, Inc. (I)	983	6,743
Enbridge Energy Management LLC (I)(L)	1,135	34,368
Enbridge Energy Partners LP	5,863	178,763

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Endeavour International Corp. (I)(L)	1,197	$4,596
Energen Corp.	1,687	88,163
Energy Transfer Equity LP	7,602	454,752
Energy Transfer Partners LP	6,951	351,304
Energy XXI Bermuda, Ltd.	1,807	40,079
Enterprise Products Partners LP	20,333	1,263,696
EOG Resources, Inc.	6,202	816,679
EPL Oil & Gas, Inc. (I)	1,024	30,065
EQT Corp.	3,432	272,398
EQT Midstream Partners LP	130	6,351
EV Energy Partner LP	963	35,987
Evolution Petroleum Corp. (I)	784	8,553
EXCO Resources, Inc. (L)	5,188	39,636
Exxon Mobil Corp.	106,051	9,581,708
Forest Oil Corp. (I)(L)	2,769	11,325
FX Energy, Inc. (I)	1,516	4,866
Gastar Exploration, Ltd. (I)	1,854	4,950
Genesis Energy LP	1,838	95,264
Gevo, Inc. (I)	551	1,119
Global Partners LP	689	27,491
GMX Resources, Inc. (I)	107	18
Goodrich Petroleum Corp. (I)	816	10,445
Green Plains Renewable Energy, Inc. (I)	881	11,735
Gulf Coast Ultra Deep Royalty Trust (I)	4,194	8,556
Gulfport Energy Corp. (I)	1,297	61,050
Halcon Resources Corp. (I)(L)	5,687	32,245
Hallador Energy Company	476	3,832
Harvest Natural Resources, Inc. (I)	980	3,038
Hess Corp.	7,868	523,143
Holly Energy Partners LP	1,400	53,256
HollyFrontier Corp.	4,676	200,039
Houston American Energy Corp. (I)	690	186
Hugoton Royalty Trust	1,047	9,025
Hyperdynamics Corp. (I)	3,833	1,821
Inergy LP	2,953	47,307
Inergy Midstream LP	1,275	28,356
Isramco, Inc. (I)	58	5,404
James River Coal Company (I)	776	1,412
Kinder Morgan Energy Partners LP	6,319	539,643
Kinder Morgan Management LLC (I)	2,710	226,529
Kinder Morgan, Inc.	26,102	995,791
KiOR, Inc., Class A (I)	2,519	14,383
Kodiak Oil & Gas Corp. (I)	6,366	56,594
Laredo Petroleum Holdings, Inc. (I)(L)	2,942	60,488
Legacy Reserves LP	1,288	34,261
Linn Energy LLC	4,618	153,225
Linnco LLC (L)	735	27,393
Magellan Midstream Partners LP	5,198	283,291
Magnum Hunter Resources Corp. (I)(L)	4,207	15,356
Marathon Oil Corp.	16,201	560,231
Marathon Petroleum Corp.	7,767	551,923
MarkWest Energy Partners LP	2,714	181,431
Martin Midstream Partners LP	708	31,216
Matador Resources Company (I)	1,306	15,646
Midstates Petroleum Company, Inc. (I)	1,497	8,099
Miller Energy Resources, Inc. (I)	1,008	4,032
MPLX LP	1,562	57,497
Murphy Oil Corp. (L)	4,479	272,726
Natural Resource Partners LP	2,561	52,680
Newfield Exploration Company (I)	3,030	72,387
Niska Gas Storage Partners LLC	938	14,014
Noble Energy, Inc.	8,172	490,647
Northern Oil and Gas, Inc. (I)	1,562	20,837

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Northern Tier Energy LP	2,078	$49,914
NuStar Energy LP	1,800	82,170
NuStar GP Holdings LLC	1,048	28,013
Oasis Petroleum, Inc. (I)(L)	2,168	84,270
Occidental Petroleum Corp.	18,610	1,660,570
Oiltanking Partners LP	945	48,006
ONEOK Partners LP	5,064	250,769
Oxford Resource Partners LP	353	943
PAA Natural Gas Storage LP	1,050	22,092
Pacific Ethanol, Inc. (I)(L)	234	931
Panhandle Oil and Gas, Inc., Class A	319	9,092
PDC Energy, Inc. (I)	764	39,331
Peabody Energy Corp.	6,203	90,812
Penn Virginia Corp. (I)(L)	1,269	5,964
Petroquest Energy, Inc. (I)	1,669	6,609
Phillips 66	14,413	849,070
Pioneer Natural Resources Company	2,828	409,353
Pioneer Southwest Energy Partners LP	963	33,012
Plains All American Pipeline LP	7,523	419,859
PVR Partners LP	2,020	55,146
QEP Resources, Inc.	4,069	113,037
Quicksilver Resources, Inc. (I)	4,280	7,190
Range Resources Corp.	3,743	289,409
Regency Energy Partners LP	3,946	106,424
Renewable Energy Group, Inc. (I)	739	10,516
Rentech, Inc.	5,518	11,588
Resolute Energy Corp. (I)	1,523	12,154
Rex Energy Corp. (I)	1,454	25,561
Rhino Resource Partners LP	453	5,841
Rosetta Resources, Inc. (I)	1,174	49,918
Sanchez Energy Corp. (I)	845	19,401
SandRidge Energy, Inc. (I)(L)	11,492	54,702
SandRidge Mississippian Trust	505	7,035
SemGroup Corp., Class A	1,031	55,530
Ship Finance International, Ltd.	1,785	26,489
SM Energy Company	1,515	90,870
Solazyme, Inc. (I)(L)	1,538	18,025
Southwestern Energy Company (I)	8,046	293,920
Spectra Energy Corp.	15,102	520,415
Spectra Energy Partners LP	2,363	108,698
Stone Energy Corp. (I)	1,123	24,740
Summit Midstream Partners LP	202	6,898
Sunoco Logistics Partners LP	2,383	152,393
Swift Energy Company (I)(L)	1,049	12,578
Syntroleum Corp. (I)	371	2,560
Targa Resources Corp.	1,000	64,330
Targa Resources Partners LP	2,164	109,174
TC Pipelines LP	1,280	61,798
Teekay Corp.	1,672	67,933
Tesoro Corp.	3,263	170,720
Tesoro Logistics LP	490	29,625
The Williams Companies, Inc.	14,391	467,276
Transmontaigne Partners LP	395	16,554
Triangle Petroleum Corp. (I)	672	4,711
Ultra Petroleum Corp. (I)(L)	3,444	68,260
Uranerz Energy Corp. (I)(L)	2,497	2,747
Uranium Energy Corp. (I)(L)	2,161	3,868
Uranium Resources Inc (I)	370	973
US Energy Corp. (I)	1,052	2,178
USEC, Inc. (I)(L)	3,092	907
Vaalco Energy, Inc. (I)(L)	1,471	8,414
Valero Energy Corp.	12,710	441,927
Voc Energy Trust	444	6,243

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc. (L)	1,817	$25,965
Warren Resources, Inc. (I)	2,903	7,403
Western Gas Partners LP	2,200	142,758
Western Refining, Inc. (L)	2,063	57,908
Westmoreland Coal Company (I)	386	4,335
Whiting Petroleum Corp. (I)	2,657	122,461
Williams Partners LP	8,078	416,825
World Fuel Services Corp.	1,687	67,446
WPX Energy, Inc. (I)	4,651	88,090
ZaZa Energy Corp. (I)	2,524	3,029
Zion Oil & Gas, Inc. (I)	1,070	2,397
		40,644,764
		47,796,474
Financials - 16.3%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (I)	1,175	192,630
AllianceBernstein Holding LP	2,278	47,428
American Capital, Ltd. (I)	7,255	91,921
Ameriprise Financial, Inc.	4,837	391,217
Apollo Investment Corp.	4,724	36,564
Arlington Asset Investment Corp., Class A	471	12,595
BGC Partners, Inc., Class A (L)	3,158	18,601
BlackRock, Inc.	3,843	987,075
Calamos Asset Management, Inc., Class A	741	7,781
Cohen & Steers, Inc. (L)	1,079	36,664
Cowen Group, Inc., Class A (I)	2,816	8,166
Diamond Hill Investment Group, Inc.	144	12,247
E*TRADE Financial Corp. (I)	6,786	85,911
Eaton Vance Corp. (L)	2,599	97,696
Ellington Financial LLC	513	11,702
Evercore Partners, Inc., Class A	669	26,278
FBR & Company (I)	458	11,569
Federated Investors, Inc., Class B (L)	2,358	64,633
Fidus Investment Corp.	587	10,983
Fifth Street Finance Corp.	2,262	23,638
Financial Engines, Inc. (L)	1,100	50,149
Fortress Investment Group LLC, Class A	11,718	76,870
Franklin Resources, Inc.	4,873	662,825
GAMCO Investors, Inc., Class A (L)	622	34,465
GFI Group, Inc.	2,544	9,947
Gleacher & Company, Inc. (I)	236	3,276
Golub Capital BDC, Inc. (L)	753	13,178
Greenhill & Company, Inc. (L)	703	32,155
Harris & Harris Group, Inc. (I)	1,138	3,460
HFF, Inc., Class A	916	16,277
ICG Group, Inc. (I)	972	11,081
INTL. FCStone, Inc. (I)(L)	429	7,486
Invesco, Ltd.	10,224	325,123
Investment Technology Group, Inc. (I)	1,272	17,783
Janus Capital Group, Inc. (L)	4,214	35,861
Knight Capital Group, Inc., Class A (I)	3,577	12,841
Ladenburg Thalmann
Financial Services, Inc. (I)	4,163	6,869
Lazard, Ltd., Class A	2,901	93,267
Legg Mason, Inc. (L)	3,134	97,185
LPL Financial Holdings, Inc.	2,503	94,513
Main Street Capital Corp.	778	21,543
MCG Capital Corp.	2,362	12,306
Medallion Financial Corp.	722	10,043
Morgan Stanley	45,448	1,110,241
New Mountain Finance Corp.	655	9,275
Northern Trust Corp.	5,471	316,771

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Oaktree Capital Group LLC	3,374	$177,304
Och-Ziff Capital Management
Group LLC, Class A	9,880	103,147
Oppenheimer Holdings, Inc., Class A	428	8,149
Penson Worldwide, Inc. (I)	1,757	8
Piper Jaffray Companies (I)	37	1,170
Pzena Investment Management, Inc., Class A	1,169	7,622
Raymond James Financial, Inc.	3,206	137,794
Safeguard Scientifics, Inc. (I)(L)	700	11,235
SEI Investments Company	3,883	110,394
State Street Corp.	11,033	719,462
Stifel Financial Corp. (I)(L)	1,344	47,940
T. Rowe Price Group, Inc.	5,829	426,391
TD Ameritrade Holding Corp.	12,575	305,447
The Bank of New York Mellon Corp.	27,133	761,081
The Blackstone Group LP	11,931	251,267
The Carlyle Group LP	876	22,513
The Charles Schwab Corp.	29,342	622,931
The Goldman Sachs Group, Inc.	11,017	1,666,321
U.S. Global Investors, Inc., Class A	1,559	3,289
Virtus Investment Partners, Inc. (I)	200	35,254
Waddell & Reed Financial, Inc., Class A	1,988	86,478
Walter Investment Management Corp. (I)	792	26,778
Westwood Holdings Group, Inc.	304	13,048
WisdomTree Investments, Inc. (I)	2,227	25,766
		10,830,878
Commercial Banks - 3.0%
1st Source Corp.	730	17,345
American National Bankshares, Inc.	350	8,134
Ameris Bancorp (I)(L)	873	14,710
Ameriserv Financial, Inc.	1,409	3,861
Ames National Corp.	313	7,124
Arrow Financial Corp. (L)	508	12,573
Associated Banc-Corp.	3,515	54,658
Bancfirst Corp.	442	20,575
BancorpSouth, Inc. (L)	2,201	38,958
Bank of Hawaii Corp. (L)	827	41,615
Bank of Kentucky Financial Corp.	298	8,475
Bank of Marin Bancorp, Class A	253	10,120
Bank of the Ozarks, Inc. (L)	848	36,744
BankUnited, Inc.	1,950	50,720
Banner Corp.	543	18,348
Bar Harbor Bankshares	260	9,503
BB&T Corp.	16,011	542,453
BBCN Bancorp, Inc.	1,762	25,056
BCB Bancorp, Inc.	448	4,771
BNC Bancorp	972	11,100
BOK Financial Corp.	1,429	91,527
Boston Private Financial Holdings, Inc.	2,048	21,791
Bridge Bancorp, Inc.	310	6,975
Bridge Capital Holdings (I)	579	9,183
Bryn Mawr Bank Corp.	492	11,774
BSB Bancorp, Inc. (I)	519	6,825
C&F Financial Corp.	168	9,363
Camden National Corp.	265	9,400
CapitalSource, Inc.	4,667	43,776
Cardinal Financial Corp.	805	11,785
Cascade Bancorp (I)	981	6,092
Cathay General Bancorp	1,453	29,569
Center Bancorp, Inc.	959	12,170
Centerstate Banks, Inc.	883	7,664
Central Pacific Financial Corp. (I)	913	16,434
Century Bancorp, Inc., Class A	214	7,490

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Chemical Financial Corp.	686	$17,829
CIT Group, Inc. (I)	4,633	216,037
Citizens & Northern Corp.	512	9,892
City Holding Company	385	14,996
City National Corp.	1,194	75,664
CNB Financial Corp.	576	9,757
CoBiz Financial, Inc.	1,426	11,836
Columbia Banking System, Inc.	984	23,429
Comerica, Inc.	4,409	175,610
Commerce Bancshares, Inc.	1,976	86,075
Community Bank Systems, Inc.	233	7,188
Community Trust Bancorp, Inc.	446	15,887
CommunityOne Bancorp (I)	587	4,761
Cullen/Frost Bankers, Inc. (L)	1,280	85,466
CVB Financial Corp.	2,517	29,600
Eagle Bancorp, Inc. (I)	572	12,801
East West Bancorp, Inc.	3,125	85,938
Enterprise Financial Services Corp.	505	8,060
Fidelity Southern Corp. (I)	715	8,845
Fifth Third Bancorp	21,079	380,476
Financial Institutions, Inc.	366	6,738
First BanCorp Puerto Rico (I)	5,138	36,377
First Busey Corp.	2,456	11,052
First Citizens BancShares, Inc.	237	45,516
First Commonwealth Financial Corp. (L)	2,381	17,548
First Community Bancshares, Inc.	550	8,624
First Connecticut Bancorp, Inc.	847	11,790
First Financial Bancorp	1,424	21,218
First Financial Bankshares, Inc. (L)	736	40,966
First Horizon National Corp.	5,425	60,760
First Merchants Corp.	685	11,748
First Midwest Bancorp, Inc.	1,885	25,862
First Niagara Financial Group, Inc.	8,115	81,718
First Republic Bank	2,887	111,092
FirstMerit Corp.	4,075	81,622
FNB Corp. (L)	3,111	37,581
Fulton Financial Corp.	3,912	44,910
German American Bancorp, Inc.	467	10,517
Glacier Bancorp, Inc.	1,642	36,436
Great Southern Bancorp, Inc.	435	11,728
Hampton Roads Bankshares, Inc. (I)	4,502	5,808
Hancock Holding Company	1,819	54,697
Hanmi Financial Corp. (I)	938	16,574
Heartland Financial USA, Inc.	462	12,700
Heritage Commerce Corp. (I)	1,059	7,413
Heritage Financial Corp.	576	8,438
Home BancShares, Inc.	1,276	33,138
Horizon Bancorp	497	10,144
Huntington Bancshares, Inc.	19,533	153,920
Iberiabank Corp.	709	38,009
Independent Bank Corp.- MA (L)	557	19,217
International Bancshares Corp.	1,624	36,670
Investors Bancorp, Inc.	2,672	56,326
KeyCorp	21,796	240,628
Lakeland Bancorp, Inc.	888	9,262
Lakeland Financial Corp.	533	14,791
M&T Bank Corp.	2,896	323,628
Macatawa Bank Corp. (I)	1,574	7,933
MainSource Financial Group, Inc.	673	9,038
MB Financial, Inc.	880	23,584
Mercantile Bank Corp.	249	4,475
Merchants Bancshares, Inc.	319	9,433
Metro Bancorp, Inc. (I)	668	13,380

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
MetroCorp Bancshares, Inc.	897	$8,755
MidWestOne Financial Group, Inc.	362	8,710
National Bank Holdings Corp.	772	15,208
National Bankshares, Inc.	352	12,507
National Penn Bancshares, Inc.	3,509	35,651
NBT Bancorp, Inc. (L)	1,410	29,850
Northrim BanCorp, Inc.	305	7,378
Norwood Financial Corp.	117	3,393
OFG Bancorp (L)	1,227	22,221
Old National Bancorp	2,285	31,602
OmniAmerican Bancorp, Inc. (I)	471	10,376
Pacific Continental Corp.	917	10,821
Pacific Mercantile Bancorp (I)	547	3,145
PacWest Bancorp (L)	1,224	37,516
Park National Corp.	99	6,810
Peoples Bancorp of North Carolina, Inc.	428	5,363
Pinnacle Financial Partners, Inc. (I)	940	24,167
PNC Financial Services Group, Inc.	12,150	885,978
Popular, Inc. (I)	2,139	64,876
Preferred Bank (I)	590	9,723
PrivateBancorp, Inc.	1,746	37,033
Prosperity Bancshares, Inc.	1,180	61,112
Regions Financial Corp.	32,469	309,430
Renasant Corp. (L)	644	15,675
Republic Bancorp, Inc., Class A (L)	553	12,122
S&T Bancorp, Inc.	834	16,346
Sandy Spring Bancorp, Inc.	744	16,085
SCBT Financial Corp.	455	22,927
Signature Bank (I)(L)	986	81,858
Simmons First National Corp., Class A	567	14,793
Southside Bancshares, Inc. (L)	554	13,230
Southwest Bancorp, Inc. (I)	628	8,290
State Bank Financial Corp.	857	12,881
StellarOne Corp.	688	13,519
Sterling Bancorp	1,021	11,864
Sterling Financial Corp.	1,391	33,078
Suffolk Bancorp (I)	361	5,899
Sun Bancorp, Inc. (I)	3,025	10,255
SunTrust Banks, Inc.	12,387	391,058
Susquehanna Bancshares, Inc.	4,360	56,026
SVB Financial Group (I)	1,022	85,153
SY Bancorp, Inc.	570	13,982
Synovus Financial Corp.	19,112	55,807
Taylor Capital Group, Inc. (I)(L)	701	11,840
TCF Financial Corp.	3,834	54,366
Texas Capital Bancshares, Inc. (I)	906	40,190
The Bancorp, Inc. (I)	1,064	15,949
The First of Long Island Corp.	401	13,309
TowneBank	974	14,337
Trico Bancshares	463	9,876
Trustmark Corp.	1,569	38,566
U.S. Bancorp	43,428	1,569,922
UMB Financial Corp.	750	41,753
Umpqua Holdings Corp. (L)	2,106	31,611
Union First Market Bankshares Corp.	784	16,143
United Bankshares, Inc. (L)	1,203	31,819
United Community Banks, Inc. (I)	1,301	16,158
Unity Bancorp, Inc.	643	4,514
Univest Corp. of Pennsylvania	654	12,472
Valley National Bancorp (L)	4,698	44,490
Virginia Commerce Bancorp, Inc. (I)	830	11,587
Washington Banking Company	539	7,654
Washington Trust Bancorp, Inc.	505	14,403

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
WashingtonFirst Bankshare, Inc. (I)	402	$4,523
Webster Financial Corp.	2,088	53,620
Wells Fargo & Company	121,264	5,004,565
WesBanco, Inc.	749	19,796
West Bancorp, Inc.	725	8,519
Westamerica Bancorp.	237	10,829
Western Alliance Bancorp (I)	2,136	33,813
Wilshire Bancorp, Inc.	1,518	10,049
Wintrust Financial Corp. (L)	886	33,916
Zions Bancorporation (L)	4,162	120,199
		14,175,078
Consumer Finance - 0.8%
American Express Company	26,037	1,946,526
Asta Funding, Inc.	606	5,242
Atlanticus Holdings Corp. (I)	1,048	3,752
Capital One Financial Corp.	13,334	837,509
Cash America International, Inc. (L)	711	32,322
Consumer Portfolio Services, Inc. (I)	716	5,255
Credit Acceptance Corp. (I)	508	53,365
DFC Global Corp. (I)	1,023	14,128
Discover Financial Services	11,794	561,866
Encore Capital Group, Inc. (I)(L)	614	20,330
Ezcorp, Inc., Class A (I)	1,228	20,729
First Cash Financial Services, Inc. (I)	673	33,118
Green Dot Corp., Class A (I)	812	16,199
Imperial Holdings, Inc. (I)	1,428	9,782
Nelnet, Inc., Class A	1,071	38,652
Netspend Holdings, Inc. (I)	1,890	30,183
Portfolio Recovery Associates, Inc. (I)	401	61,606
Regional Management Corp. (I)	351	8,775
SLM Corp.	10,773	246,271
The First Marblehead Corp. (I)(L)	3,582	4,227
World Acceptance Corp. (I)	327	28,429
		3,978,266
Diversified Financial Services - 2.8%
Bank of America Corp.	247,662	3,184,933
CBOE Holdings, Inc.	1,840	85,818
Citigroup, Inc.	67,387	3,232,554
CME Group, Inc.	7,675	583,147
Interactive Brokers Group, Inc., Class A	1,129	18,030
IntercontinentalExchange, Inc. (I)	1,673	297,392
JPMorgan Chase & Company	87,247	4,605,769
KKR Financial Holdings LLC	4,229	44,616
Leucadia National Corp. (L)	9,358	245,367
Life Partners Holdings, Inc.	788	2,419
MarketAxess Holdings, Inc.	867	40,532
Marlin Business Services Corp.	471	10,729
McGraw-Hill Financial, Inc.	6,431	342,065
Moody’s Corp.	5,092	310,256
MSCI, Inc. (I)	2,844	94,620
NewStar Financial, Inc. (I)	1,315	17,516
NYSE Euronext	5,709	236,353
PHH Corp. (I)	1,363	27,778
PICO Holdings, Inc. (I)	659	13,813
The NASDAQ OMX Group, Inc.	3,800	124,602
		13,518,309
Insurance - 4.0%
Aflac, Inc.	10,719	622,988
Alleghany Corp. (I)	392	150,258
American Equity Investment Life
Holding Company (L)	1,602	25,151

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American Financial Group, Inc.	2,116	$103,494
American International Group, Inc. (I)	37,468	1,674,820
American National Insurance Company	628	62,467
American Safety Insurance Holdings, Ltd. (I)	416	12,043
AMERISAFE, Inc.	520	16,843
Amtrust Financial Services, Inc. (L)	1,610	57,477
Arch Capital Group, Ltd. (I)(L)	2,944	151,351
Argo Group International Holdings, Ltd.	719	30,478
Arthur J. Gallagher & Company	2,780	121,458
Aspen Insurance Holdings, Ltd.	1,667	61,829
Assurant, Inc.	1,845	93,929
Assured Guaranty, Ltd.	4,471	98,630
Axis Capital Holdings, Ltd.	2,777	127,131
Baldwin & Lyons, Inc., Class B	491	11,921
Berkshire Hathaway, Inc., Class B (I)	56,974	6,376,530
Brown & Brown, Inc.	3,219	103,781
Cincinnati Financial Corp. (L)	3,708	170,197
Citizens, Inc. (I)	1,632	9,759
CNA Financial Corp.	6,192	201,983
CNO Financial Group, Inc.	5,119	66,342
Donegal Group, Inc., Class A	853	11,916
eHealth, Inc. (I)	514	11,678
EMC Insurance Group, Inc.	433	11,371
Employers Holdings, Inc.	815	19,927
Endurance Specialty Holdings, Ltd.	803	41,314
Enstar Group, Ltd. (I)	327	43,484
Erie Indemnity Company, Class A	1,067	85,029
Everest Re Group, Ltd.	1,136	145,703
FBL Financial Group, Inc., Class A	341	14,837
Fidelity National Financial, Inc., Class A	5,254	125,098
First American Financial Corp.	2,568	56,599
Genworth Financial, Inc., Class A (I)	11,194	127,724
Hallmark Financial Services, Inc. (I)	766	7,001
Hartford Financial Services Group, Inc.	10,078	311,612
HCC Insurance Holdings, Inc.	2,227	96,006
Hilltop Holdings, Inc. (I)	1,518	24,895
Horace Mann Educators Corp.	1,069	26,062
Infinity Property & Casualty Corp.	16	956
Kansas City Life Insurance Company	321	12,285
Kemper Corp.	1,243	42,573
Lincoln National Corp.	6,419	234,101
Loews Corp.	9,102	404,129
Maiden Holdings, Ltd.	1,994	22,373
Markel Corp. (I)	307	161,774
Marsh & McLennan Companies, Inc.	12,499	498,960
MBIA, Inc. (I)(L)	4,550	60,561
Meadowbrook Insurance Group, Inc.	1,157	9,291
Mercury General Corp.	1,321	58,071
MetLife, Inc.	24,432	1,118,008
Montpelier Re Holdings, Ltd.	1,358	33,964
National Financial Partners Corp. (I)	914	23,133
National Interstate Corp.	564	16,497
National Western Life Insurance
Company, Class A	101	19,175
Old Republic International Corp.	5,998	77,194
OneBeacon Insurance Group, Ltd., Class A	2,540	36,779
PartnerRe, Ltd.	1,387	125,607
Platinum Underwriters Holdings, Ltd.	551	31,528
Primerica, Inc.	1,482	55,486
Principal Financial Group, Inc. (L)	6,776	253,761
ProAssurance Corp.	1,330	69,373
Protective Life Corp.	1,722	66,142
Prudential Financial, Inc.	10,721	782,955

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	1,702	$117,625
RenaissanceRe Holdings, Ltd.	1,069	92,779
RLI Corp.	546	41,720
Safety Insurance Group, Inc.	412	19,986
Selective Insurance Group, Inc. (L)	1,417	32,619
StanCorp Financial Group, Inc. (L)	1,053	52,029
State Auto Financial Corp.	1,117	20,296
Stewart Information Services Corp. (L)	519	13,593
Symetra Financial Corp.	2,961	47,346
The Allstate Corp.	9,636	463,684
The Chubb Corp.	6,166	521,952
The Hanover Insurance Group, Inc.	1,079	52,795
The Navigators Group, Inc. (I)	349	19,907
The Progressive Corp.	14,136	359,337
The Travelers Companies, Inc.	8,905	711,688
Torchmark Corp.	2,110	137,445
Tower Group International, Ltd. (L)	1,020	20,920
United Fire Group, Inc.	746	18,523
Unum Group	6,398	187,909
Validus Holdings, Ltd.	2,280	82,354
W.R. Berkley Corp.	3,166	129,363
White Mountains Insurance Group, Ltd.	143	82,216
		18,951,878
Real Estate Investment Trusts - 2.9%
Acadia Realty Trust	1,111	27,431
AG Mortgage Investment Trust, Inc.	587	11,041
Agree Realty Corp.	434	12,812
Alexander’s, Inc.	100	29,371
Alexandria Real Estate Equities, Inc.	1,401	92,074
American Assets Trust, Inc.	957	29,533
American Campus Communities, Inc.	2,372	96,446
American Capital Agency Corp.	7,862	180,747
Annaly Capital Management, Inc.	22,383	281,354
Anworth Mortgage Asset Corp.	3,235	18,116
Apartment Investment & Management
Company, Class A	3,318	99,673
Apollo Commercial Real Estate Finance, Inc.	817	12,974
Apollo Residential Mortgage, Inc.	567	9,344
ARMOUR Residential REIT, Inc.	6,300	29,673
Ashford Hospitality Trust, Inc.	1,677	19,202
Associated Estates Realty Corp.	1,316	21,161
AvalonBay Communities, Inc.	2,608	351,845
BioMed Realty Trust, Inc.	3,595	72,727
Blackstone Mortgage Trust, Inc., Class A	108	2,668
Boston Properties, Inc.	3,467	365,664
Brandywine Realty Trust	3,526	47,672
BRE Properties, Inc.	1,773	88,685
BRT Realty Trust (I)	597	4,179
Camden Property Trust	1,934	133,717
Campus Crest Communities, Inc.	908	10,478
CapLease, Inc.	1,672	14,112
Capstead Mortgage Corp.	2,151	26,027
CBL & Associates Properties, Inc.	3,673	78,676
Cedar Realty Trust, Inc.	2,411	12,489
Chatham Lodging Trust	582	9,999
Chesapeake Lodging Trust	1,032	21,455
Chimera Investment Corp.	23,852	71,556
Colonial Properties Trust	2,110	50,893
Colony Financial, Inc.	1,063	21,143
CommonWealth REIT	1,997	46,171
Coresite Realty Corp.	596	18,959
Corporate Office Properties Trust	1,885	48,068
Corrections Corp. of America	2,600	88,062

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Cousins Properties, Inc.	2,692	$27,189
CubeSmart	2,961	47,317
CYS Investments, Inc.	3,269	30,107
DCT Industrial Trust, Inc.	6,401	45,767
DDR Corp.	6,986	116,317
DiamondRock Hospitality Company	4,392	40,933
Digital Realty Trust, Inc.	2,833	172,813
Douglas Emmett, Inc.	3,208	80,040
Duke Realty Corp.	6,210	96,814
DuPont Fabros Technology, Inc.	1,429	34,510
Dynex Capital, Inc.	1,357	13,828
EastGroup Properties, Inc.	693	38,995
Education Realty Trust, Inc.	2,684	27,457
EPR Properties	1,086	54,593
Equity Lifestyle Properties, Inc.	877	68,923
Equity One, Inc.	2,788	63,092
Equity Residential	7,446	432,315
Essex Property Trust, Inc.	823	130,791
Excel Trust, Inc.	1,172	15,013
Extra Space Storage, Inc.	2,337	97,990
Federal Realty Investment Trust	1,456	150,958
FelCor Lodging Trust, Inc. (I)	3,275	19,355
First Industrial Realty Trust, Inc.	2,195	33,298
First Potomac Realty Trust	1,455	19,002
Franklin Street Properties Corp.	1,913	25,252
General Growth Properties, Inc.	21,531	427,821
Getty Realty Corp.	779	16,086
Gladstone Commercial Corp.	527	9,823
Glimcher Realty Trust	3,168	34,595
Government Properties Income Trust	1,296	32,685
Hatteras Financial Corp.	2,041	50,290
HCP, Inc.	9,897	449,720
Health Care REIT, Inc.	5,923	397,019
Healthcare Realty Trust, Inc.	2,016	51,408
Healthcare Trust of America, Inc.	3,476	39,035
Hersha Hospitality Trust	5,138	28,978
Highwoods Properties, Inc.	1,715	61,071
Home Properties, Inc.	1,128	73,737
Hospitality Properties Trust	2,692	70,746
Host Hotels & Resorts, Inc.	16,666	281,155
Hudson Pacific Properties, Inc.	1,159	24,664
Inland Real Estate Corp.	2,441	24,947
Invesco Mortgage Capital, Inc.	2,486	41,168
Investors Real Estate Trust	2,602	22,377
iStar Financial, Inc. (I)	1,937	21,869
Kilroy Realty Corp.	1,666	88,315
Kimco Realty Corp.	9,381	201,035
Kite Realty Group Trust	2,402	14,484
LaSalle Hotel Properties	2,027	50,067
Lexington Realty Trust	4,196	49,009
Liberty Property Trust	2,719	100,494
LTC Properties, Inc.	288	11,246
Mack-Cali Realty Corp.	1,856	45,453
Medical Properties Trust, Inc.	3,201	45,838
MFA Financial, Inc.	7,751	65,496
Mid-America Apartment Communities, Inc.	951	64,449
Mission West Properties, Inc.	867	17
Monmouth Real Estate
Investment Corp., Class A	1,202	11,864
National Health Investments, Inc.	313	18,736
National Retail Properties, Inc.	2,499	85,966
New Residential Investment Corp.	3,872	26,097
New York Mortgage Trust, Inc.	1,540	10,426

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Newcastle Investment Corp.	3,872	$20,251
NorthStar Realty Finance Corp.	3,620	32,942
Omega Healthcare Investors, Inc.	2,439	75,658
One Liberty Properties, Inc.	554	12,166
Parkway Properties, Inc.	636	10,659
Pebblebrook Hotel Trust	1,424	36,810
Pennsylvania Real Estate Investment Trust	1,314	24,808
PennyMac Mortgage Investment Trust	1,188	25,007
Piedmont Office Realty Trust, Inc., Class A	3,694	66,049
Plum Creek Timber Company, Inc.	3,713	173,286
PMC Commercial Trust	406	3,337
Post Properties, Inc.	1,263	62,506
Potlatch Corp.	951	38,458
Prologis, Inc.	10,665	402,284
PS Business Parks, Inc.	556	40,127
Public Storage	3,950	605,654
RAIT Financial Trust	1,551	11,664
Ramco-Gershenson Properties Trust	1,184	18,388
Rayonier, Inc.	2,775	153,707
Realty Income Corp.	4,028	168,854
Redwood Trust, Inc.	1,816	30,872
Regency Centers Corp.	2,052	104,262
Resource Capital Corp.	2,309	14,200
Retail Opportunity Investments Corp.	310	4,309
Retail Properties of America, Inc., Class A	3,187	45,510
RLJ Lodging Trust	2,541	57,147
Rouse Properties, Inc.	1,216	23,858
Ryman Hospitality Properties	1,109	43,262
Sabra Health Care REIT, Inc.	982	25,640
Saul Centers, Inc.	524	23,297
Select Income REIT	952	26,694
Senior Housing Properties Trust	3,905	101,257
Silver Bay Realty Trust Corp.	307	5,084
Simon Property Group, Inc.	6,963	1,099,597
SL Green Realty Corp.	2,046	180,437
Sovran Self Storage, Inc.	710	46,001
Spirit Realty Capital, Inc.	1,459	25,853
STAG Industrial, Inc.	933	18,613
Starwood Property Trust, Inc.	2,832	70,092
Strategic Hotels & Resorts, Inc. (I)	4,829	42,785
Summit Hotel Properties, Inc.	1,323	12,502
Sun Communities, Inc.	684	34,036
Sunstone Hotel Investors, Inc. (I)	3,276	39,574
Tanger Factory Outlet Centers	2,168	72,541
Taubman Centers, Inc.	1,399	105,135
Terreno Realty Corp.	685	12,693
The Geo Group, Inc.	1,733	58,835
The Macerich Company	3,040	185,349
Two Harbors Investment Corp.	6,288	64,452
UDR, Inc.	5,691	145,064
UMH Properties, Inc.	888	9,120
Universal Health Realty Income Trust	329	14,190
Urstadt Biddle Properties, Inc.	242	4,344
Urstadt Biddle Properties, Inc., Class A	886	17,871
Ventas, Inc.	6,760	469,550
Vornado Realty Trust	4,300	356,255
Washington Real Estate Investment Trust	1,560	41,980
Weingarten Realty Investors	2,862	88,064
Western Asset Mortgage Capital Corp.	186	3,248
Weyerhaeuser Company	12,354	351,965
Whitestone REIT	479	7,549
Winthrop Realty Trust	996	11,982

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
WP Carey, Inc.	1,467	$97,071
		13,661,807
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (I)	1,025	40,744
Altisource Asset Management Corp. (I)	56	15,120
Altisource Portfolio Solutions SA (I)(L)	562	52,873
Altisource Residential Corp., Class B (I)	187	3,121
American Spectrum Realty, Inc. (I)	265	647
AV Homes, Inc. (I)	578	10,248
Brookfield Office Properties Corp. (L)	11,409	190,302
CBRE Group, Inc., Class A (I)	7,477	174,663
Consolidated-Tomoka Land Company	311	11,868
Forest City Enterprises, Inc., Class A (I)	4,002	71,676
Forestar Group, Inc. (I)	777	15,587
Jones Lang LaSalle, Inc.	1,021	93,054
Kennedy-Wilson Holdings, Inc. (L)	1,050	17,472
Tejon Ranch Company (I)	488	13,903
The Howard Hughes Corp. (I)	917	102,787
The St. Joe Company (I)	2,200	46,310
Thomas Properties Group, Inc.	1,457	7,722
		868,097
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp. (L)	2,156	23,242
Bank Mutual Corp.	1,528	8,618
BankFinancial Corp.	831	7,064
Beneficial Mutual Bancorp, Inc. (I)	1,922	16,145
Berkshire Hills Bancorp, Inc.	656	18,211
BofI Holding, Inc. (I)	329	15,075
Brookline Bancorp, Inc.	1,601	13,897
Cape Bancorp, Inc.	900	8,550
Capitol Federal Financial, Inc.	2,858	34,696
Charter Financial Corp.	1,060	10,685
Chicopee Bancorp, Inc.	261	4,411
Clifton Savings Bancorp, Inc.	529	6,269
Dime Community Bancshares, Inc.	830	12,716
Doral Financial Corp. (I)	3,913	3,248
ESB Financial Corp.	770	9,340
EverBank Financial Corp.	2,679	44,364
Federal Agricultural Mortgage Corp., Class C	323	9,328
Federal National Mortgage Association (I)(L)	30,524	43,039
First Defiance Financial Corp.	319	7,193
First Financial Northwest, Inc.	873	9,001
Flagstar Bancorp, Inc. (I)	1,172	16,361
Flushing Financial Corp.	852	14,015
Fox Chase Bancorp, Inc.	564	9,588
Franklin Financial Corp.	539	9,707
Hampden Bancorp, Inc.	343	5,114
Heritage Financial Group, Inc.	505	7,449
HomeStreet, Inc.	394	8,451
Hudson City Bancorp, Inc.	12,343	113,062
IMPAC Mortgage Holdings, Inc. (I)	266	2,700
Kearny Financial Corp. (I)	1,615	16,941
Meridian Interstate Bancorp, Inc. (I)	515	9,697
MGIC Investment Corp. (I)	4,683	28,426
NASB Financial, Inc. (I)(L)	241	6,307
New York Community Bancorp, Inc. (L)	10,122	141,708
Northfield Bancorp, Inc.	1,491	17,475
Northwest Bancshares, Inc.	1,224	16,536
Ocean Shore Holding Company	528	7,297
OceanFirst Financial Corp.	794	12,347
Ocwen Financial Corp. (I)	3,104	127,947
Oritani Financial Corp.	1,190	18,659

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc. (L)	8,054	$120,005
Provident Financial Holdings, Inc.	475	7,543
Provident Financial Services, Inc.	1,435	22,644
Provident New York Bancorp	1,226	11,451
Radian Group, Inc.	3,649	42,401
Rockville Financial, Inc.	992	12,975
Roma Financial Corp.	941	17,089
Security National Financial Corp. (I)	420	2,486
SI Financial Group, Inc.	581	6,420
Teche Holding Company	194	8,629
Territorial Bancorp, Inc.	483	10,921
TFS Financial Corp. (I)	7,160	80,192
Timberland Bancorp, Inc.	608	5,119
Tree.com, Inc.	454	7,782
TrustCo Bank Corp.	2,990	16,266
ViewPoint Financial Group	889	18,500
Walker & Dunlop, Inc. (I)	894	15,645
Washington Federal, Inc.	2,029	38,308
Waterstone Financial, Inc. (I)	833	8,463
Westfield Financial, Inc.	1,133	7,931
WSFS Financial Corp.	229	11,997
		1,367,646
		77,351,959
Health Care - 10.8%
Biotechnology - 2.0%
Aastrom Biosciences Inc (I)	3,164	1,269
ACADIA Pharmaceuticals, Inc. (I)(L)	842	15,282
Achillion Pharmaceuticals, Inc. (I)	1,982	16,213
Acorda Therapeutics, Inc. (I)	997	32,891
Aegerion Pharmaceuticals, Inc. (I)(L)	628	39,778
Affymax, Inc. (I)	914	941
Agenus, Inc. (I)	742	2,812
Alexion Pharmaceuticals, Inc. (I)	4,418	407,516
Alkermes PLC (I)	3,094	88,736
Alnylam Pharmaceuticals, Inc. (I)	1,341	41,584
AMAG Pharmaceuticals, Inc. (I)	504	11,214
Amgen, Inc.	17,669	1,743,224
Amicus Therapeutics, Inc. (I)	2,133	4,970
Anacor Pharmaceuticals, Inc. (I)	1,512	8,452
Anthera Pharmaceuticals, Inc. (I)	971	450
Arena Pharmaceuticals, Inc. (I)(L)	4,811	37,045
Ariad Pharmaceuticals, Inc. (I)	3,830	66,987
Array BioPharma, Inc. (I)	2,419	10,982
Astex Pharmaceuticals (I)	2,106	8,656
AVEO Pharmaceuticals, Inc. (I)	937	2,343
BioCryst Pharmaceuticals, Inc. (I)	1,345	2,085
Biogen Idec, Inc. (I)	5,405	1,163,156
BioMarin Pharmaceutical, Inc. (I)	2,818	157,216
Biospecifics Technologies Corp. (I)	213	3,323
Biota Pharmaceuticals, Inc.	370	1,277
Cel-Sci Corp. (I)	9,231	1,967
Celgene Corp. (I)	9,900	1,157,409
Cell Therapeutics, Inc. (I)	3,833	4,025
Celldex Therapeutics, Inc. (I)	1,790	27,942
Celsion Corp. (I)	529	540
Cepheid, Inc. (I)(L)	1,496	51,492
Chelsea Therapeutics International, Ltd. (I)	1,686	3,878
ChemoCentryx, Inc. (I)	366	5,175
Clovis Oncology, Inc. (I)	543	36,370
Codexis, Inc. (I)	682	1,507
Coronado Biosciences, Inc. (I)	808	6,949
Cubist Pharmaceuticals, Inc. (I)	1,446	69,842

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Curis, Inc. (I)	1,723	$5,496
Cyclacel Pharmaceuticals, Inc. (I)	637	1,879
Cytokinetics, Inc. (I)	592	6,851
Cytomedix, Inc. (I)	2,220	999
Cytori Therapeutics, Inc. (I)	1,530	3,519
CytRx Corp. (I)	916	1,832
Dendreon Corp. (I)(L)	3,465	14,276
Discovery Laboratories, Inc. (I)	1,667	2,534
Durata Therapeutics, Inc. (I)	473	3,406
Dyax Corp. (I)	861	2,979
Dynavax Technologies Corp. (I)	3,740	4,114
Emergent Biosolutions, Inc. (I)	908	13,093
Enzon Pharmaceuticals, Inc. (L)	1,758	3,516
Exact Sciences Corp. (I)(L)	1,523	21,185
Exelixis, Inc. (I)	4,652	21,120
Galena Biopharma, Inc. (I)	2,532	5,621
Genomic Health, Inc. (I)(L)	747	23,687
Geron Corp. (I)	2,658	3,987
Gilead Sciences, Inc. (I)	34,716	1,777,806
GTx, Inc. (I)	1,712	11,299
Halozyme Therapeutics, Inc. (I)(L)	2,595	20,604
Hyperion Therapeutics, Inc. (I)	371	8,162
Idenix Pharmaceuticals, Inc. (I)(L)	3,321	11,989
Idera Pharmaceuticals, Inc. (I)	1,889	1,237
ImmunoCellular Therapeutics, Ltd. (I)	2,073	4,022
Immunogen, Inc. (I)	1,931	32,035
Immunomedics, Inc. (I)(L)	2,223	12,093
Incyte Corp. (I)	3,053	67,166
Infinity Pharmaceuticals, Inc. (I)	970	15,763
Insmed, Inc. (I)	734	8,779
Intercept Pharmaceuticals, Inc. (I)	267	11,972
InterMune, Inc. (I)(L)	1,581	15,209
Ironwood Pharmaceuticals, Inc. (I)(L)	2,647	26,338
Isis Pharmaceuticals, Inc. (I)	2,245	60,323
Keryx Biopharmaceuticals, Inc. (I)	135	1,008
Kythera Biopharmaceuticals, Inc. (I)	223	6,032
Lexicon Pharmaceuticals, Inc. (I)	11,846	25,706
Ligand Pharmaceuticals, Inc., Class B (I)	158	5,912
MannKind Corp. (I)(L)	5,031	32,702
Maxygen, Inc.	1,126	2,792
Medivation, Inc. (I)(L)	1,732	85,214
Merrimack Pharmaceuticals, Inc. (I)(L)	2,313	15,566
Metabolix, Inc. (I)	824	1,170
Momenta Pharmaceuticals, Inc. (I)	1,128	16,988
Myriad Genetics, Inc. (I)	1,918	51,537
Nanosphere, Inc. (I)	1,542	4,734
Neuralstem, Inc. (I)	3,449	5,139
Neurocrine Biosciences, Inc. (I)	1,654	22,131
NewLink Genetics Corp. (I)	768	15,145
Northwest Biotherapeutics, Inc. (I)	1,270	4,242
Novavax, Inc. (I)	4,882	10,008
NPS Pharmaceuticals, Inc. (I)(L)	2,218	33,492
Oncothyreon, Inc. (I)	1,961	3,059
Onyx Pharmaceuticals, Inc. (I)	1,490	184,656
Opko Health, Inc. (I)(L)	7,133	50,644
Orexigen Therapeutics, Inc. (I)	2,340	13,689
Osiris Therapeutics, Inc. (I)	1,011	10,181
PDL BioPharma, Inc. (L)	3,179	24,542
Peregrine Pharmaceuticals, Inc. (I)	3,151	4,065
Pharmacyclics, Inc. (I)	1,638	130,172
PharmAthene, Inc. (I)	2,050	3,260
Progenics Pharmaceuticals, Inc. (I)	2,051	9,147
Protalix BioTherapeutics, Inc. (I)	2,723	13,370

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Raptor Pharmaceutical Corp. (I)	1,261	$11,790
Regeneron Pharmaceuticals, Inc. (I)	2,222	499,683
Regulus Therapeutics, Inc. (I)	769	7,544
Repligen Corp. (I)(L)	1,012	8,339
Rigel Pharmaceuticals, Inc. (I)	2,154	7,194
Sangamo Biosciences, Inc. (I)	1,339	10,458
Sarepta Therapeutics, Inc. (I)(L)	590	22,450
Savient Pharmaceuticals, Inc. (I)	1,834	1,027
Seattle Genetics, Inc. (I)(L)	2,734	86,012
SIGA Technologies, Inc. (I)	1,202	3,414
Spectrum Pharmaceuticals, Inc.	1,314	9,802
Sunesis Pharmaceuticals, Inc. (I)	1,601	8,341
Synageva BioPharma Corp. (I)(L)	551	23,142
Synergy Pharmaceuticals, Inc. (I)	1,368	5,910
Synta Pharmaceuticals Corp. (I)(L)	1,907	9,516
Targacept, Inc. (I)	722	3,083
TESARO, Inc. (I)	366	11,983
Theravance, Inc. (I)(L)	2,289	88,195
Threshold Pharmaceuticals, Inc. (I)	1,171	6,159
Trovagene, Inc. (I)	540	3,775
Unigene Laboratories, Inc. (I)	3,859	66
United Therapeutics Corp. (I)(L)	1,150	75,693
Vanda Pharmaceuticals, Inc. (I)	813	6,569
Vertex Pharmaceuticals, Inc. (I)	4,956	395,836
Vical, Inc. (I)(L)	3,089	9,669
XOMA Corp. (I)	2,065	7,496
Zalicus, Inc. (I)	2,383	1,344
ZIOPHARM Oncology, Inc. (I)(L)	2,641	5,546
		9,576,728
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (L)	587	27,888
Abbott Laboratories	36,038	1,257,005
ABIOMED, Inc. (I)(L)	856	18,455
Accuray, Inc. (I)	1,959	11,245
Alere, Inc. (I)	1,898	46,501
Align Technology, Inc. (I)	1,916	70,969
Alphatec Holdings, Inc. (I)	2,105	4,315
Analogic Corp.	318	23,160
AngioDynamics, Inc. (I)	1,074	12,115
Antares Pharma, Inc. (I)	3,213	13,366
ArthroCare Corp. (I)	692	23,895
AtriCure, Inc. (I)	522	4,959
Atrion Corp.	62	13,560
Baxano Surgical, Inc. (I)	1,095	2,628
Baxter International, Inc.	12,562	870,170
Becton, Dickinson and Company	4,592	453,827
Biolase, Inc. (I)	1,213	4,343
Boston Scientific Corp. (I)	32,944	305,391
C.R. Bard, Inc.	1,926	209,318
Cantel Medical Corp.	272	9,213
Cardiovascular Systems, Inc. (I)(L)	601	12,741
CareFusion Corp. (I)	5,094	187,714
CONMED Corp.	746	23,305
Cyberonics, Inc. (I)(L)	620	32,215
Cynosure, Inc., Class A (I)	66	1,715
Delcath Systems, Inc. (I)	1,249	462
DENTSPLY International, Inc.	3,201	131,113
DexCom, Inc. (I)(L)	1,694	38,030
Edwards Lifesciences Corp. (I)	2,650	178,080
Endologix, Inc. (I)	1,563	20,757
EnteroMedics, Inc. (I)	2,044	2,330
Exactech, Inc. (I)	465	9,184
GenMark Diagnostics, Inc. (I)	864	8,934

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A (I)(L)	1,728	$29,134
Greatbatch, Inc. (I)	646	21,182
Haemonetics Corp. (I)	1,210	50,034
Hansen Medical, Inc. (I)	1,736	2,500
HeartWare International, Inc. (I)(L)	353	33,574
Hill-Rom Holdings, Inc.	1,350	45,468
Hologic, Inc. (I)	6,043	116,630
ICU Medical, Inc. (I)	360	25,942
IDEXX Laboratories, Inc. (I)(L)	1,307	117,342
Insulet Corp. (I)	1,189	37,346
Integra LifeSciences Holdings Corp. (I)(L)	690	25,275
Intuitive Surgical, Inc. (I)	917	464,534
Invacare Corp.	804	11,545
LeMaitre Vascular, Inc.	746	4,879
MAKO Surgical Corp. (I)(L)	1,016	12,243
Masimo Corp.	1,282	27,178
Medical Action Industries, Inc. (I)	647	4,982
Medtronic, Inc.	23,414	1,205,119
MELA Sciences, Inc. (I)	893	830
Meridian Bioscience, Inc. (L)	1,077	23,156
Merit Medical Systems, Inc. (I)	1,003	11,183
Natus Medical, Inc. (I)	845	11,534
Navidea Biopharmaceuticals, Inc. (I)(L)	3,393	9,059
Neogen Corp. (I)	594	33,003
NuVasive, Inc. (I)	995	24,666
NxStage Medical, Inc. (I)	1,350	19,278
OraSure Technologies, Inc. (I)	1,641	6,367
Orthofix International NV (I)	450	12,105
PhotoMedex, Inc. (I)	575	9,166
Quidel Corp. (I)(L)	889	22,696
ResMed, Inc. (L)	3,239	146,176
RTI Biologics, Inc. (I)	1,955	7,351
Sirona Dental Systems, Inc. (I)	1,226	80,769
Spectranetics Corp. (I)	1,076	20,100
St. Jude Medical, Inc.	7,230	329,905
Staar Surgical Company (I)	873	8,861
STERIS Corp.	1,211	51,928
Stryker Corp.	8,748	565,821
SurModics, Inc. (I)	502	10,045
Symmetry Medical, Inc. (I)	1,015	8,546
Synergetics USA, Inc. (I)	781	3,077
Teleflex, Inc.	962	74,545
The Cooper Companies, Inc.	1,085	129,169
Thoratec Corp. (I)	1,365	42,738
Unilife Corp. (I)	1,601	5,075
Uroplasty, Inc. (I)	1,021	2,113
Varian Medical Systems, Inc. (I)(L)	2,544	171,593
Vascular Solutions, Inc. (I)	536	7,885
Volcano Corp. (I)(L)	1,271	23,043
West Pharmaceutical Services, Inc.	811	56,981
Wright Medical Group, Inc. (I)	1,188	31,137
Zimmer Holdings, Inc.	4,013	300,734
		8,524,445
Health Care Providers & Services - 2.0%
Acadia Healthcare Company, Inc. (I)	792	26,191
Accretive Health, Inc. (I)	2,325	25,133
Aetna, Inc.	8,882	564,362
Air Methods Corp. (L)	930	31,508
Almost Family, Inc.	242	4,598
Amedisys, Inc. (I)(L)	738	8,576
AmerisourceBergen Corp.	5,788	323,144
AMN Healthcare Services, Inc. (I)	1,002	14,349
Amsurg Corp. (I)	790	27,729

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Assisted Living Concepts, Inc., Class A (I)	455	$5,442
Bio-Reference Labs, Inc. (I)(L)	734	21,103
BioScrip, Inc. (I)	1,315	21,698
Brookdale Senior Living, Inc. (I)	2,906	76,835
Capital Senior Living Corp. (I)	703	16,802
Cardinal Health, Inc.	7,854	370,709
CardioNet, Inc. (I)	1,057	6,236
Catamaran Corp. (I)	4,630	225,574
Centene Corp. (I)	1,186	62,218
Chemed Corp. (L)	429	31,072
Cigna Corp.	6,621	479,956
Community Health Systems, Inc.	2,086	97,792
Corvel Corp. (I)	664	19,435
DaVita HealthCare Partners, Inc. (I)	2,170	262,136
Emeritus Corp. (I)	1,079	25,011
ExamWorks Group, Inc. (I)(L)	1,017	21,591
Express Scripts Holding Company (I)	18,619	1,148,606
Five Star Quality Care, Inc. (I)	1,369	7,680
Gentiva Health Services, Inc. (I)	809	8,058
Hanger, Inc. (I)	841	26,601
HCA Holdings, Inc.	10,083	363,593
Health Management
Associates, Inc., Class A (I)	6,080	95,578
Health Net, Inc. (I)	1,806	57,467
HealthSouth Corp. (I)	2,288	65,894
Healthways, Inc. (I)	968	16,824
Henry Schein, Inc. (I)(L)	2,015	192,936
Humana, Inc.	3,725	314,316
IPC The Hospitalist Company, Inc. (I)	426	21,879
Kindred Healthcare, Inc. (I)(L)	1,247	16,373
Laboratory Corp. of America Holdings (I)	2,185	218,719
Landauer, Inc.	263	12,706
LCA-Vision, Inc. (I)	715	2,159
LHC Group, Inc. (I)	506	9,907
LifePoint Hospitals, Inc. (I)(L)	1,152	56,264
Magellan Health Services, Inc. (I)	512	28,713
McKesson Corp.	5,420	620,590
MedCath Corp. (I)	613	840
MEDNAX, Inc. (I)(L)	1,135	103,943
Molina Healthcare, Inc. (I)(L)	1,059	39,374
MWI Veterinary Supply, Inc. (I)	319	39,314
National Healthcare Corp.	369	17,638
National Research Corp., Class A (I)	600	10,800
National Research Corp., Class B	100	3,494
Omnicare, Inc. (L)	2,545	121,422
Owens & Minor, Inc. (L)	1,324	44,791
Patterson Companies, Inc.	2,455	92,308
PDI, Inc. (I)	770	3,619
PharMerica Corp. (I)	818	11,337
Quest Diagnostics, Inc.	3,650	221,300
RadNet, Inc. (I)	1,485	3,935
Select Medical Holdings Corp.	3,255	26,691
Skilled Healthcare Group, Inc., Class A (I)	1,126	7,522
Team Health Holdings, Inc. (I)	1,609	66,082
Tenet Healthcare Corp. (I)	2,362	108,888
The Ensign Group, Inc.	547	19,265
The Providence Service Corp. (I)	384	11,171
Triple-S Management Corp., Class B (I)	5	107
UnitedHealth Group, Inc.	23,721	1,553,251
Universal American Corp.	1,908	16,962
Universal Health Services, Inc., Class B	2,207	147,781
US Physical Therapy, Inc.	377	10,420
Vanguard Health Systems, Inc. (I)	1,912	39,655

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
VCA Antech, Inc. (I)	2,095	$54,659
WellCare Health Plans, Inc. (I)	1,019	56,605
WellPoint, Inc.	7,483	612,409
		9,499,646
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	3,888	50,311
athenahealth, Inc. (I)	854	72,351
Cerner Corp. (I)	3,921	376,769
Computer Programs & Systems, Inc.	275	13,514
Greenway Medical Technologies, Inc. (I)(L)	752	9,280
HealthStream, Inc. (I)	711	18,003
HMS Holdings Corp. (I)(L)	2,028	47,252
MedAssets, Inc. (I)	1,448	25,688
Medidata Solutions, Inc. (I)	654	50,652
Merge Healthcare, Inc. (I)	1,992	7,171
Omnicell, Inc. (I)	189	3,884
Quality Systems, Inc.	1,382	25,857
Vocera Communications, Inc. (I)	551	8,100
		708,832
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (I)(L)	2,012	8,933
Agilent Technologies, Inc.	8,024	343,106
Apricus Biosciences, Inc. (I)	775	1,821
BG Medicine, Inc. (I)	1,563	2,079
Bio-Rad Laboratories, Inc., Class A (I)	662	74,276
Bruker Corp. (I)	3,989	64,422
Cambrex Corp. (I)	678	9,472
Charles River
Laboratories International, Inc. (I)	1,154	47,349
Covance, Inc. (I)	1,248	95,023
Enzo Biochem, Inc. (I)	1,398	2,908
Illumina, Inc. (I)	2,824	211,348
Life Technologies Corp. (I)	3,998	295,892
Luminex Corp. (I)	925	19,064
Mettler-Toledo International, Inc. (I)	711	143,053
Pacific Biosciences of California, Inc. (I)	960	2,419
PAREXEL International Corp. (I)	1,448	66,521
PerkinElmer, Inc.	2,680	87,100
Sequenom, Inc. (I)(L)	2,766	11,645
Techne Corp.	739	51,050
Thermo Fisher Scientific, Inc. (L)	8,395	710,469
Waters Corp. (I)	2,012	201,301
		2,449,251
Pharmaceuticals - 4.4%
AbbVie, Inc.	36,038	1,489,811
Acelrx Pharmaceuticals, Inc. (I)	1,016	9,418
Actavis, Inc. (I)	2,927	369,446
Acura Pharmaceuticals, Inc. (I)	1,383	2,600
Akorn, Inc. (I)(L)	2,250	30,420
Alexza Pharmaceuticals, Inc. (I)	317	1,376
Alimera Sciences, Inc. (I)	713	3,479
Allergan, Inc.	7,068	595,408
Ampio Pharmaceuticals, Inc. (I)	1,153	6,653
Auxilium Pharmaceuticals, Inc. (I)	1,190	19,790
AVANIR Pharmaceuticals, Inc., Class A (I)(L)	2,804	12,898
Biosante Pharmaceuticals, Inc. (I)(L)	448	448
Bristol-Myers Squibb Company	38,590	1,724,587
Cadence Pharmaceuticals, Inc. (I)	2,397	16,348
Cempra, Inc. (I)	651	5,097
Columbia Laboratories, Inc. (I)	2,813	1,818
Corcept Therapeutics, Inc. (I)	2,007	3,472

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cornerstone Therapeutics, Inc. (I)	761	$6,088
Cumberland Pharmaceuticals, Inc. (I)	672	3,434
Depomed, Inc. (I)	1,587	8,903
Durect Corp. (I)	2,824	2,965
Eli Lilly & Company	26,651	1,309,097
Endo Health Solutions, Inc. (I)	2,619	96,353
Endocyte, Inc. (I)	1,181	15,507
Forest Laboratories, Inc. (I)	6,116	250,756
Forest Laboratories, Inc.
(German Exchange) (I)	686	398
Hi-Tech Pharmacal Company, Inc.	366	12,151
Horizon Pharma, Inc. (I)	977	2,403
Hospira, Inc. (I)	3,794	145,348
Impax Laboratories, Inc. (I)	1,658	33,077
Johnson & Johnson	63,346	5,438,888
Merck & Company, Inc.	69,982	3,250,664
Mylan, Inc. (I)	9,308	288,827
Nektar Therapeutics (I)	2,587	29,880
Omeros Corp. (I)	1,116	5,625
Optimer Pharmaceuticals, Inc. (I)(L)	1,209	17,494
Pacira Pharmaceuticals, Inc. (I)	778	22,562
Pain Therapeutics, Inc. (I)	1,407	3,109
Pernix Therapeutics Holdings (I)	748	2,700
Perrigo Company	2,143	259,303
Pfizer, Inc.	171,598	4,806,460
Pozen, Inc. (I)	1,227	6,147
Questcor Pharmaceuticals, Inc.	1,339	60,871
Sagent Pharmaceuticals, Inc. (I)	726	15,231
Salix Pharmaceuticals, Ltd. (I)	1,317	87,120
Santarus, Inc. (I)	1,623	34,164
Sciclone Pharmaceuticals, Inc. (I)(L)	1,138	5,644
Sucampo Pharmaceuticals, Inc., Class A (I)	1,511	9,942
Supernus Pharmaceuticals, Inc. (I)	844	5,427
The Medicines Company (I)	1,210	37,220
Transcept Pharmaceuticals, Inc. (I)	476	1,438
Trubion Pharmaceuticals, Inc. (I)	1,161	0
Ventrus Biosciences, Inc. (I)	458	1,099
ViroPharma, Inc. (I)(L)	1,671	47,874
Vivus, Inc. (I)(L)	2,325	29,249
XenoPort, Inc. (I)	1,347	6,668
Zogenix, Inc. (I)	4,904	8,386
		20,661,541
		51,420,443
Industrials - 10.0%
Aerospace & Defense - 2.2%
AAR Corp.	1,006	22,112
Aerovironment, Inc. (I)	570	11,503
Alliant Techsystems, Inc.	687	56,561
American Science & Engineering, Inc.	220	12,320
API Technologies Corp. (I)	1,409	3,945
Astronics Corp. (I)	396	16,185
B/E Aerospace, Inc. (I)	2,360	148,869
CPI Aerostructures, Inc. (I)	277	3,005
Cubic Corp.	656	31,554
Curtiss-Wright Corp.	1,137	42,137
DigitalGlobe, Inc. (I)	1,782	55,260
Engility Holdings, Inc. (I)	390	11,084
Esterline Technologies Corp. (I)	729	52,699
Exelis, Inc.	4,311	59,449
GenCorp, Inc. (I)(L)	1,536	24,975
General Dynamics Corp.	8,111	635,335
HEICO Corp., Class A	1,272	46,950

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace & Defense (continued)
Hexcel Corp. (I)	2,343	$79,779
Honeywell International, Inc.	17,929	1,422,487
Huntington Ingalls Industries, Inc.	1,174	66,308
Kratos Defense &
Security Solutions, Inc. (I)(L)	1,499	9,714
L-3 Communications Holdings, Inc.	2,209	189,400
LMI Aerospace, Inc. (I)	376	7,046
Lockheed Martin Corp.	7,434	806,292
Moog, Inc., Class A (I)	1,069	55,086
National Presto Industries, Inc.	167	12,029
Northrop Grumman Corp.	5,675	469,890
Orbital Sciences Corp. (I)	1,479	25,690
Precision Castparts Corp.	3,343	755,551
Raytheon Company	7,615	503,504
Rockwell Collins, Inc.	3,267	207,160
SIFCO Industries, Inc.	288	4,660
Sparton Corp. (I)	344	5,931
Spirit Aerosystems Holdings, Inc., Class A (I)	3,191	68,543
Sypris Solutions, Inc.	379	1,217
Taser International, Inc. (I)	1,601	13,641
Teledyne Technologies, Inc. (I)	778	60,178
Textron, Inc.	6,428	167,449
The Boeing Company	17,270	1,769,139
The KEYW Holding Corp. (I)	815	10,799
TransDigm Group, Inc.	1,172	183,734
Triumph Group, Inc.	1,147	90,785
United Technologies Corp.	20,953	1,947,372
		10,167,327
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (I)	1,747	11,548
Atlas Air Worldwide Holdings, Inc. (I)	649	28,400
C.H. Robinson Worldwide, Inc.	3,702	208,460
Echo Global Logistics, Inc. (I)	676	13,175
Expeditors International of Washington, Inc.	4,831	183,626
FedEx Corp.	7,211	710,860
Forward Air Corp.	684	26,184
Hub Group, Inc., Class A (I)	839	30,556
Pacer International, Inc. (I)	1,603	10,115
Park-Ohio Holdings Corp. (I)	343	11,312
United Parcel Service, Inc., Class B	21,997	1,902,301
UTi Worldwide, Inc.	2,522	41,537
XPO Logistics, Inc. (I)(L)	567	10,257
		3,188,331
Airlines - 0.3%
Alaska Air Group, Inc. (I)	1,567	81,484
Allegiant Travel Company	464	49,179
Delta Air Lines, Inc. (I)	19,504	364,920
Hawaiian Holdings, Inc. (I)	1,540	9,409
JetBlue Airways Corp. (I)(L)	6,490	40,887
Republic Airways Holdings, Inc. (I)	1,141	12,928
SkyWest, Inc.	1,088	14,732
Southwest Airlines Company	17,283	222,778
Spirit Airlines, Inc. (I)	1,580	50,197
United Continental Holdings, Inc. (I)	7,681	240,338
US Airways Group, Inc. (I)(L)	3,842	63,086
		1,149,938
Building Products - 0.2%
AAON, Inc.	644	21,304
American Woodmark Corp. (I)	40	1,388
AO Smith Corp.	2,206	80,034
Apogee Enterprises, Inc.	713	17,112

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Products (continued)
Armstrong World Industries, Inc. (I)(L)	1,369	$65,425
Builders FirstSource, Inc. (I)	2,899	17,336
Fortune Brands Home & Security, Inc.	3,790	146,825
Gibraltar Industries, Inc. (I)	947	13,788
Griffon Corp.	1,661	18,686
Insteel Industries, Inc.	563	9,864
Lennox International, Inc.	1,177	75,964
Masco Corp.	8,300	161,767
NCI Building Systems, Inc. (I)	696	10,642
Nortek, Inc. (I)	223	14,368
Owens Corning, Inc. (I)	2,708	105,829
PGT, Inc. (I)	2,222	19,265
Quanex Building Products Corp. (L)	980	16,503
Simpson Manufacturing Company, Inc. (L)	1,094	32,185
Trex Company, Inc. (I)	422	20,041
Universal Forest Products, Inc.	257	10,259
USG Corp. (I)	2,526	58,224
		916,809
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,288	31,569
ACCO Brands Corp. (I)	2,455	15,614
ARC Document Solutions, Inc. (I)	873	3,492
Avery Dennison Corp. (L)	2,321	99,246
Casella Waste Systems, Inc., Class A (I)	1,234	5,319
Cintas Corp. (L)	2,871	130,745
Clean Harbors, Inc. (I)(L)	1,383	69,883
Consolidated Graphics, Inc. (I)	278	13,069
Copart, Inc. (I)	2,964	91,291
Covanta Holding Corp.	3,037	60,801
Deluxe Corp. (L)	1,221	42,308
EnerNOC, Inc. (I)(L)	701	9,295
Ennis, Inc.	718	12,414
Fuel Tech, Inc. (I)	793	3,037
G&K Services, Inc., Class A	454	21,610
Healthcare Services Group, Inc. (L)	1,683	41,267
Heritage-Crystal Clean, Inc. (I)	385	5,625
Herman Miller, Inc.	1,386	37,519
HNI Corp.	1,139	41,084
Hudson Technologies, Inc. (I)	1,078	3,439
InnerWorkings, Inc. (I)(L)	1,268	13,758
Interface, Inc.	1,612	27,356
Intersections, Inc.	680	5,964
Iron Mountain, Inc.	4,363	116,099
KAR Auction Services, Inc.	3,078	70,394
Kimball International, Inc., Class B	1,061	10,302
Knoll, Inc.	1,200	17,052
McGrath RentCorp.	612	20,906
Metalico, Inc. (I)	1,349	1,619
Mine Safety Appliances Company	820	38,171
Mobile Mini, Inc. (I)(L)	1,167	38,686
Multi-Color Corp.	400	12,136
NL Industries, Inc.	1,224	13,831
Performant Financial Corp. (I)	421	4,879
Pitney Bowes, Inc. (L)	4,595	67,455
Quad/Graphics, Inc. (L)	1,184	28,534
R.R. Donnelley & Sons Company (L)	4,094	57,357
Republic Services, Inc.	8,563	290,628
Rollins, Inc.	3,435	88,967
Schawk, Inc.	698	9,165
Standard Parking Corp. (I)	481	10,322
Steelcase, Inc., Class A	3,134	45,694
Stericycle, Inc. (I)	1,973	217,878
Swisher Hygiene, Inc. (I)	4,502	3,871

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Team, Inc. (I)	244	$9,235
Tetra Tech, Inc. (I)	1,545	36,323
The Brink’s Company	1,094	27,908
TMS International Corp., Class A	1,082	16,046
UniFirst Corp.	375	34,219
United Stationers, Inc.	1,007	33,785
US Ecology, Inc.	556	15,257
Versar, Inc. (I)	1,039	4,717
Viad Corp.	118	2,893
Waste Connections, Inc. (L)	2,839	116,796
Waste Management, Inc.	10,743	433,265
		2,680,095
Construction & Engineering - 0.2%
AECOM Technology Corp. (I)	2,650	84,244
Aegion Corp. (I)	1,004	22,600
Ameresco, Inc., Class A (I)	405	3,649
Chicago Bridge & Iron Company NV	193	11,514
Comfort Systems USA, Inc.	1,123	16,755
Dycom Industries, Inc. (I)	863	19,970
EMCOR Group, Inc.	1,435	58,333
Fluor Corp.	3,857	228,759
Furmanite Corp. (I)	1,469	9,828
Granite Construction, Inc.	951	28,302
Great Lakes Dredge & Dock Corp.	21	164
Jacobs Engineering Group, Inc. (I)	2,986	164,618
KBR, Inc.	3,378	109,785
Layne Christensen Company (I)	532	10,379
MasTec, Inc. (I)(L)	1,643	54,055
Michael Baker Corp.	258	6,994
MYR Group, Inc. (I)	561	10,911
Northwest Pipe Company (I)	260	7,254
Orion Marine Group, Inc. (I)	763	9,225
Pike Electric Corp.	949	11,673
Primoris Services Corp.	1,267	24,985
Quanta Services, Inc. (I)	4,851	128,357
Sterling Construction Company, Inc. (I)	796	7,212
Tutor Perini Corp. (I)	1,191	21,545
URS Corp.	1,743	82,304
		1,133,415
Electrical Equipment - 0.7%
Active Power, Inc. (I)	864	3,612
Acuity Brands, Inc.	944	71,291
American Electric Technologies, Inc. (I)	832	5,932
American Superconductor Corp. (I)	1,242	3,279
AMETEK, Inc.	5,550	234,765
AZZ, Inc.	1,024	39,485
Belden, Inc.	1,053	52,576
Brady Corp., Class A	1,044	32,082
Broadwind Energy, Inc. (I)	481	2,299
Capstone Turbine Corp. (I)	5,829	6,820
Coleman Cable, Inc.	773	13,960
Eaton Corp. PLC	10,627	699,363
Emerson Electric Company	16,766	914,418
Encore Wire Corp.	509	17,357
EnerSys, Inc.	1,095	53,699
Enphase Energy, Inc. (I)	1,270	9,817
Espey Manufacturing & Electronics Corp.	162	4,134
Franklin Electric Company, Inc.	1,168	39,303
FuelCell Energy, Inc. (I)	236	300
General Cable Corp. (L)	1,116	34,317
Global Power Equipment Group, Inc.	225	3,627
GrafTech International, Ltd. (I)(L)	2,967	21,600

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Hubbell, Inc., Class B	1,387	$137,313
II-VI, Inc. (I)(L)	1,532	24,910
Lighting Science Group Corp. (I)	3,647	1,240
Lime Energy Co. (I)	1,109	732
Polypore International, Inc. (I)	1,089	43,887
Powell Industries, Inc. (I)	1	52
Preformed Line Products Company	151	10,013
Regal-Beloit Corp.	935	60,625
Rockwell Automation, Inc.	3,265	271,452
Roper Industries, Inc.	2,252	279,743
The Babcock & Wilcox Company	2,792	83,844
Thermon Group Holdings, Inc. (I)	760	15,504
Valence Technology, Inc. (I)	5,079	203
Vicor Corp. (I)	1,178	8,069
		3,201,623
Industrial Conglomerates - 1.8%
3M Company	15,879	1,736,369
Carlisle Companies, Inc.	1,464	91,222
Danaher Corp.	15,984	1,011,787
General Electric Company	242,626	5,626,497
Raven Industries, Inc.	906	27,162
		8,493,037
Machinery - 1.8%
Actuant Corp., Class A (L)	1,647	54,302
AGCO Corp.	2,222	111,522
Alamo Group, Inc.	343	14,001
Albany International Corp., Class A	756	24,933
Altra Holdings, Inc.	757	20,727
American Railcar Industries, Inc. (L)	519	17,392
Ampco-Pittsburgh Corp.	317	5,950
Astec Industries, Inc.	567	19,442
Barnes Group, Inc.	1,329	39,857
Blount International, Inc. (I)	1,228	14,515
Briggs & Stratton Corp. (L)	754	14,929
Caterpillar, Inc.	15,016	1,238,670
Chart Industries, Inc. (I)(L)	708	66,616
Chicago Rivet & Machine Company	209	5,641
CIRCOR International, Inc.	465	23,650
CLARCOR, Inc.	1,194	62,339
Colfax Corp. (I)	2,176	113,391
Commercial Vehicle Group, Inc. (I)	1,067	7,960
Crane Company	1,269	76,038
Cummins, Inc.	4,395	476,682
Deere & Company	8,994	730,763
Donaldson Company, Inc.	3,471	123,776
Douglas Dynamics, Inc.	897	11,643
Dover Corp.	4,223	327,958
Dynamic Materials Corp.	379	6,257
EnPro Industries, Inc. (I)(L)	496	25,177
ESCO Technologies, Inc.	685	22,180
Federal Signal Corp. (I)	1,496	13,090
Flowserve Corp.	3,540	191,195
FreightCar America, Inc.	399	6,779
Gardner Denver, Inc.	1,122	84,352
Graco, Inc.	1,344	84,954
Graham Corp.	360	10,811
Greenbrier Companies, Inc. (I)	617	15,036
Hardinge, Inc.	508	7,508
Harsco Corp.	1,823	42,275
Hyster-Yale Materials Handling, Inc.	293	18,397
Hyster-Yale Materials Handling, Inc., Class B	208	13,060
IDEX Corp.	1,962	105,575

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Illinois Tool Works, Inc.	10,773	$745,168
ITT Corp.	2,155	63,379
John Bean Technologies Corp.	744	15,631
Joy Global, Inc. (L)	2,471	119,918
Kadant, Inc.	356	10,741
Kaydon Corp.	801	22,068
Kennametal, Inc.	1,834	71,214
LB Foster Company, Class A	282	12,174
Lincoln Electric Holdings, Inc.	1,905	109,099
Lindsay Corp.	317	23,769
Lydall, Inc. (I)	557	8,132
Manitex International, Inc. (I)	420	4,599
Meritor, Inc. (I)	2,106	14,847
Middleby Corp. (I)	404	68,716
Miller Industries, Inc.	337	5,183
Mueller Industries, Inc.	554	27,938
Mueller Water Products, Inc., Class A	4,056	28,027
Navistar International Corp. (I)(L)	1,809	50,218
Nordson Corp.	1,439	99,737
Oshkosh Corp. (I)	2,074	78,750
PACCAR, Inc.	8,151	437,383
Pall Corp.	2,659	176,637
Parker Hannifin Corp.	3,461	330,179
Pentair, Ltd.	4,856	280,143
PMFG, Inc. (I)	848	5,868
Proto Labs, Inc. (I)(L)	564	36,643
RBC Bearings, Inc. (I)	550	28,573
Rexnord Corp. (I)	2,268	38,216
Snap-on, Inc.	1,315	117,535
SPX Corp.	1,155	83,137
Standex International Corp.	320	16,880
Stanley Black & Decker, Inc.	3,886	300,388
Sun Hydraulics Corp.	689	21,552
Tecumseh Products Company, Class A (I)	535	5,848
Tennant Company	271	13,081
Terex Corp. (I)	2,504	65,855
The Eastern Company	226	3,616
The Gorman-Rupp Company	538	17,130
The LS Starrett Company, Class A	473	4,834
The Manitowoc Company, Inc. (L)	3,212	57,527
The Toro Company	1,235	56,081
Timken Company	2,230	125,504
Titan International, Inc. (L)	1,210	20,413
Trimas Corp. (I)	990	36,907
Trinity Industries, Inc.	1,771	68,077
Twin Disc, Inc. (L)	312	7,394
Valmont Industries, Inc.	632	90,433
Wabash National Corp. (I)(L)	1,473	14,995
WABCO Holdings, Inc. (I)	1,477	110,317
Wabtec Corp.	2,178	116,371
Watts Water Technologies, Inc., Class A	657	29,788
Woodward, Inc.	1,542	61,680
Xerium Technologies, Inc. (I)	324	3,298
Xylem, Inc.	4,311	116,138
		8,727,072
Marine - 0.0%
Eagle Bulk Shipping, Inc. (I)	529	1,931
Genco Shipping & Trading, Ltd. (I)(L)	955	1,557
Kirby Corp. (I)	1,256	99,902
Matson, Inc.	1,025	25,625
Rand Logistics, Inc. (I)	557	2,857
		131,872

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional Services - 0.3%
Acacia Research Corp.	1,195	$26,708
CBIZ, Inc. (I)(L)	1,604	10,763
CDI Corp.	578	8,184
CRA International, Inc. (I)	287	5,301
Equifax, Inc.	2,719	160,231
Exponent, Inc.	362	21,398
Franklin Covey Company (I)	557	7,497
FTI Consulting, Inc. (I)	1,037	34,107
Heidrick & Struggles International, Inc.	459	7,674
Hill International, Inc. (I)	1,724	4,724
Huron Consulting Group, Inc. (I)	570	26,357
ICF International, Inc. (I)	571	17,992
IHS, Inc., Class A (I)	1,496	156,152
Insperity, Inc.	655	19,847
Kelly Services, Inc., Class A	880	15,374
Kforce, Inc.	1,102	16,089
Korn/Ferry International (I)	1,149	21,532
ManpowerGroup, Inc.	1,845	101,106
Mistras Group, Inc. (I)	687	12,077
Navigant Consulting Company (I)	1,351	16,212
Odyssey Marine Exploration, Inc. (I)(L)	2,604	7,708
On Assignment, Inc. (I)	980	26,186
Pendrell Corp. (I)	6,139	16,084
Resources Connection, Inc.	976	11,322
Robert Half International, Inc.	3,317	110,224
RPX Corp. (I)	1,202	20,194
The Advisory Board Company (I)	788	43,064
The Corporate Executive Board Company	764	48,300
The Dolan Company (I)	898	1,464
The Dun & Bradstreet Corp. (L)	1,006	98,035
Towers Watson & Company, Class A	1,624	133,071
TrueBlue, Inc. (I)	1,126	23,702
Verisk Analytics, Inc., Class A (I)	3,767	224,890
VSE Corp.	167	6,859
WageWorks, Inc. (I)	353	12,161
		1,472,589
Road & Rail - 0.9%
Amerco, Inc.	457	73,988
Arkansas Best Corp.	705	16,180
Avis Budget Group, Inc. (I)	2,532	72,795
Celadon Group, Inc.	717	13,085
Con-way, Inc.	1,284	50,025
CSX Corp.	24,017	556,954
Genesee & Wyoming, Inc., Class A (I)	1,150	97,566
Heartland Express, Inc. (L)	1,982	27,490
Hertz Global Holdings, Inc. (I)	9,778	242,494
J.B. Hunt Transport Services, Inc.	2,652	191,580
Kansas City Southern	2,536	268,715
Knight Transportation, Inc.	1,874	31,521
Landstar System, Inc.	934	48,101
Marten Transport, Ltd.	964	15,106
Norfolk Southern Corp.	7,759	563,691
Old Dominion Freight Line, Inc. (I)	1,173	48,820
Patriot Transportation Holding, Inc. (I)	282	8,471
Providence and Worcester Railroad Company	251	3,853
Quality Distribution, Inc. (I)	1,139	10,069
Roadrunner Transportation Systems, Inc. (I)	815	22,690
Ryder Systems, Inc.	1,195	72,644
Saia, Inc. (I)	643	19,271
Swift Transportation Company (I)	3,346	55,343
Union Pacific Corp.	10,894	1,680,726
Universal Truckload Services, Inc. (I)	521	12,561
USA Truck, Inc. (I)	383	2,467

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Werner Enterprises, Inc. (L)	1,247	$30,140
YRC Worldwide, Inc. (I)	304	8,740
		4,245,086
Trading Companies & Distributors - 0.3%
Air Lease Corp.	2,268	62,574
Aircastle, Ltd.	1,601	25,600
Applied Industrial Technologies, Inc.	830	40,114
Beacon Roofing Supply, Inc. (I)(L)	1,131	42,842
BlueLinx Holdings, Inc. (I)	1,969	4,233
CAI International, Inc. (I)	572	13,482
DXP Enterprises, Inc. (I)	367	24,442
Edgen Group, Inc. (I)	1,131	7,216
Fastenal Company (L)	6,825	312,926
GATX Corp.	997	47,288
H&E Equipment Services, Inc.	922	19,427
Houston Wire & Cable Company	638	8,830
Kaman Corp.	670	23,155
MRC Global, Inc. (I)	2,326	64,244
MSC Industrial Direct Company, Inc., Class A	1,442	111,697
Rush Enterprises, Inc., Class A (I)(L)	968	23,958
TAL International Group, Inc. (I)(L)	812	35,379
Textainer Group Holdings, Ltd.	1,298	49,895
Titan Machinery, Inc. (I)(L)	544	10,679
United Rentals, Inc. (I)(L)	2,105	105,061
W.W. Grainger, Inc.	1,618	408,027
Watsco, Inc. (L)	810	68,008
WESCO International, Inc. (I)(L)	1,020	69,319
Willis Lease Finance Corp. (I)	469	6,336
		1,584,732
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Company LLC	1,113	59,490
Wesco Aircraft Holdings, Inc. (I)	2,091	38,830
		98,320
		47,190,246
Information Technology - 16.4%
Communications Equipment - 1.6%
ADTRAN, Inc.	1,539	37,875
ARRIS Group, Inc. (I)	2,666	38,257
Aruba Networks, Inc. (I)(L)	2,538	38,984
Aviat Networks, Inc. (I)	1,974	5,172
Bel Fuse, Inc., Class B	373	5,017
Black Box Corp.	458	11,597
Brocade Communications Systems, Inc. (I)	10,964	63,153
CalAmp Corp. (I)	938	13,695
Calix, Inc. (I)	1,421	14,352
Ciena Corp. (I)(L)	2,331	45,268
Cisco Systems, Inc.	123,097	2,992,488
Clearone, Inc. (I)	964	8,204
Comtech Telecommunications Corp.	545	14,655
Dialogic, Inc. (I)	241	181
Digi International, Inc. (I)	713	6,681
EchoStar Corp., Class A (I)	2,062	80,645
Emcore Corp. (I)	763	2,747
Emulex Corp. (I)	2,134	13,914
Extreme Networks, Inc. (I)	2,730	9,419
F5 Networks, Inc. (I)	1,819	125,147
Finisar Corp. (I)(L)	2,207	37,409
Globecomm Systems, Inc. (I)	752	9,505
Harmonic, Inc. (I)	2,721	17,278
Harris Corp.	2,560	126,080
Infinera Corp. (I)(L)	2,668	28,468

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
InterDigital, Inc.	948	$42,328
Ixia (I)	1,783	32,807
JDS Uniphase Corp. (I)	5,390	77,508
Juniper Networks, Inc. (I)	12,156	234,732
Meru Networks, Inc. (I)	433	1,745
Motorola Solutions, Inc.	6,604	381,249
NETGEAR, Inc. (I)(L)	889	27,150
Numerex Corp., Class A (I)	471	5,256
Oplink Communications, Inc. (I)	639	11,099
Palo Alto Networks, Inc. (I)	1,529	64,463
Plantronics, Inc.	862	37,859
Polycom, Inc. (I)	4,160	43,846
Powerwave Technologies, Inc. (I)(L)	912	11
Procera Networks, Inc. (I)	608	8,348
QUALCOMM, Inc.	39,141	2,390,732
Riverbed Technology, Inc. (I)	3,658	56,918
ShoreTel, Inc. (I)	1,320	5,320
Sonus Networks, Inc. (I)	7,104	21,383
Sycamore Networks, Inc.	773	387
Symmetricom, Inc. (I)	1,285	5,770
Tellabs, Inc.	8,690	17,206
Tessco Technologies, Inc.	309	8,158
Ubiquiti Networks, Inc.	2,142	37,571
ViaSat, Inc. (I)(L)	1,021	72,961
		7,330,998
Computers & Peripherals - 2.7%
3D Systems Corp. (I)(L)	1,879	82,488
Apple, Inc.	21,540	8,531,563
Avid Technology, Inc. (I)	1,037	6,098
Cray, Inc. (I)	1,015	19,935
Dell, Inc.	39,906	532,745
Diebold, Inc.	1,365	45,987
Dot Hill Systems Corp. (I)	2,398	5,252
Electronics for Imaging, Inc. (I)	1,141	32,279
EMC Corp.	48,212	1,138,767
Fusion-io, Inc. (I)(L)	2,174	30,958
Hewlett-Packard Company	45,268	1,122,646
Hutchinson Technology, Inc. (I)	1,471	6,958
Immersion Corp. (I)	986	13,065
Intermec, Inc. (I)	746	7,333
Intevac, Inc. (I)	1,120	6,339
Lexmark International, Inc., Class A (L)	1,611	49,248
NCR Corp. (I)	3,727	122,954
NetApp, Inc.	8,365	316,030
Novatel Wireless, Inc. (I)	1,074	4,242
OCZ Technology Group, Inc. (I)	1,924	2,790
QLogic Corp. (I)	2,269	21,692
Quantum Corp. (I)	5,832	7,990
Rimage Corp.	348	2,920
SanDisk Corp. (I)	5,567	340,144
Silicon Graphics International Corp. (I)	836	11,186
STEC, Inc. (I)	971	6,525
Super Micro Computer, Inc. (I)	1,005	10,693
Synaptics, Inc. (I)	749	28,881
Western Digital Corp.	5,679	352,609
		12,860,317
Electronic Equipment, Instruments & Components - 0.6%
Aeroflex Holding Corp. (I)	2,123	16,750
Amphenol Corp., Class A	3,694	287,910
Anixter International, Inc. (I)	773	58,601
Arrow Electronics, Inc. (I)	2,459	97,991
Audience, Inc. (I)	394	5,205

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Avnet, Inc. (I)	3,210	$107,856
AVX Corp.	4,025	47,294
Badger Meter, Inc.	124	5,524
Benchmark Electronics, Inc. (I)	1,407	28,281
Checkpoint Systems, Inc. (I)	1,010	14,332
Cognex Corp.	1,002	45,310
Coherent, Inc.	547	30,123
Corning, Inc.	34,307	488,189
CTS Corp.	1,059	14,445
Daktronics, Inc.	1,274	13,071
Document Security Systems, Inc. (I)(L)	1,772	4,076
Dolby Laboratories, Inc., Class A (L)	2,336	78,139
DTS, Inc. (I)(L)	507	10,434
Echelon Corp. (I)	1,218	2,570
Electro Rent Corp.	657	11,031
Electro Scientific Industries, Inc.	747	8,038
eMagin Corp.	820	2,919
FARO Technologies, Inc. (I)	470	15,895
FEI Company	864	63,063
FLIR Systems, Inc.	3,439	92,750
GSI Group, Inc. (I)	463	3,723
Identive Group, Inc. (I)	1,823	1,318
Ingram Micro, Inc., Class A (I)	3,345	63,522
Insight Enterprises, Inc. (I)	950	16,853
InvenSense, Inc. (I)	1,889	29,053
IPG Photonics Corp. (L)	1,210	73,483
Itron, Inc. (I)(L)	903	38,314
Jabil Circuit, Inc.	4,707	95,929
KEMET Corp. (I)	880	3,617
Littelfuse, Inc.	423	31,560
Maxwell Technologies, Inc. (I)	724	5,177
Measurement Specialties, Inc. (I)	401	18,659
Mercury Computer Systems, Inc. (I)	689	6,353
Mesa Laboratories, Inc.	139	7,524
Methode Electronics, Inc.	1,111	18,898
Molex, Inc. (L)	4,046	118,710
MTS Systems Corp.	413	23,376
Multi-Fineline Electronix, Inc. (I)	505	7,479
National Instruments Corp.	2,850	79,629
Netlist, Inc. (I)	1,027	904
Newport Corp. (I)	1,112	15,490
OSI Systems, Inc. (I)	477	30,728
Park Electrochemical Corp.	597	14,334
PC Connection, Inc.	876	13,534
Plexus Corp. (I)	830	24,809
Power-One, Inc. (I)	3,206	20,262
Pulse Electronics Corp. (I)	137	359
Radisys Corp. (I)	794	3,819
RealD, Inc. (I)(L)	1,198	16,652
RF Industries, Ltd.	926	5,436
Richardson Electronics, Ltd.	668	7,842
Rofin-Sinar Technologies, Inc. (I)	720	17,957
Rogers Corp. (I)	398	18,833
Sanmina Corp. (I)	2,020	28,987
ScanSource, Inc. (I)	664	21,248
SYNNEX Corp. (I)(L)	897	37,925
Tech Data Corp. (I)	794	37,389
Trimble Navigation, Ltd. (I)	5,812	151,170
TTM Technologies, Inc. (I)	1,990	16,716
Universal Display Corp. (I)(L)	1,115	31,343
Viasystems Group, Inc. (I)	571	6,584
Vishay Intertechnology, Inc. (I)(L)	3,125	43,406

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)	412	$6,514
		2,765,215
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (I)	4,091	174,072
Angie’s List, Inc. (I)	1,342	35,630
AOL, Inc. (I)	1,895	69,130
Bankrate, Inc. (I)(L)	2,362	33,918
Bazaarvoice, Inc. (I)	1,789	16,852
Blucora, Inc. (I)	929	17,224
Brightcove, Inc. (I)	656	5,747
BroadVision, Inc. (I)(L)	124	1,073
Carbonite, Inc. (I)	665	8,239
comScore, Inc. (I)	810	19,756
Constant Contact, Inc. (I)	664	10,670
Cornerstone OnDemand, Inc. (I)	1,194	51,688
CoStar Group, Inc. (I)	653	84,283
Dealertrack Technologies, Inc. (I)	935	33,127
Demand Media, Inc. (I)	1,798	10,788
Demandware, Inc. (I)	665	28,203
Dice Holdings, Inc. (I)	839	7,727
Digital River, Inc. (I)	987	18,526
E2open, Inc. (I)	284	4,970
EarthLink, Inc.	2,349	14,587
eBay, Inc. (I)	29,606	1,531,222
Envestnet, Inc. (I)	867	21,328
Equinix, Inc. (I)	1,116	206,148
ExactTarget, Inc. (I)	1,466	49,434
Facebook, Inc., Class A (I)	49,246	1,224,256
Google, Inc., Class A (I)	7,517	6,617,741
IAC/InterActiveCorp	2,038	96,927
Internap Network Services Corp. (I)	1,629	13,472
IntraLinks Holdings, Inc. (I)	1,107	8,037
j2 Global, Inc. (L)	1,231	52,330
Keynote Systems, Inc.	481	9,505
Limelight Networks, Inc. (I)	2,442	5,495
LinkedIn Corp., Class A (I)	2,448	436,478
Liquidity Services, Inc. (I)(L)	719	24,928
LivePerson, Inc. (I)	1,346	12,053
LogMeIn, Inc. (I)	526	12,866
MeetMe, Inc. (I)	1,007	1,641
Millennial Media, Inc. (I)	1,784	15,539
Monster Worldwide, Inc. (I)(L)	2,708	13,296
Move, Inc. (I)	1,071	13,730
NIC, Inc.	1,581	26,134
OpenTable, Inc. (I)	483	30,888
Pandora Media, Inc. (I)(L)	3,852	70,877
Perficient, Inc. (I)	950	12,673
QuinStreet, Inc. (I)	930	8,026
Rackspace Hosting, Inc. (I)(L)	3,120	118,217
RealNetworks, Inc. (I)	977	7,386
Responsys, Inc. (I)	1,184	16,943
Saba Software, Inc. (I)	643	6,269
SciQuest, Inc. (I)	727	18,211
Shutterstock, Inc. (I)	637	35,532
SPS Commerce, Inc. (I)	348	19,140
Stamps.com, Inc. (I)	366	14,417
support.com, Inc. (I)	1,791	8,185
Synacor, Inc. (I)	720	2,232
TechTarget, Inc. (I)	764	3,415
The Active Network, Inc. (I)	1,361	10,303
Travelzoo, Inc. (I)	401	10,931
Trulia, Inc. (I)(L)	453	14,084

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
United Online, Inc.	2,301	$17,442
Unwired Planet, Inc. (I)	2,609	5,088
ValueClick, Inc. (I)	1,626	40,130
VeriSign, Inc. (I)	3,607	161,089
Vocus, Inc. (I)	554	5,828
Web.com Group, Inc. (I)(L)	1,132	28,979
WebMD Health Corp. (I)	1,081	31,749
XO Group, Inc. (I)	935	10,472
Yahoo!, Inc. (I)	27,280	685,001
Yelp, Inc. (I)(L)	1,442	50,138
Zillow, Inc., Class A (I)	673	37,890
		12,520,305
IT Services - 3.2%
Acxiom Corp. (I)	1,763	39,985
Alliance Data Systems Corp. (I)	1,137	205,831
Automatic Data Processing, Inc.	11,116	765,448
Booz Allen Hamilton Holding Corp.	3,410	59,266
Broadridge Financial Solutions, Inc.	2,909	77,321
CACI International, Inc., Class A (I)(L)	449	28,507
Cardtronics, Inc. (I)	1,085	29,946
CIBER, Inc. (I)	2,045	6,830
Cognizant Technology
Solutions Corp., Class A (I)	6,856	429,254
Computer Sciences Corp.	3,554	155,559
Computer Task Group, Inc.	577	13,254
Convergys Corp.	2,657	46,312
CoreLogic, Inc. (I)	2,489	57,670
CSG Systems International, Inc.	322	6,987
DST Systems, Inc.	1,033	67,486
EPAM Systems, Inc. (I)(L)	1,017	27,642
Euronet Worldwide, Inc. (I)	1,276	40,653
ExlService Holdings, Inc. (I)	766	22,643
Fidelity National Information Services, Inc.	6,798	291,226
Fiserv, Inc. (I)	3,080	269,223
FleetCor Technologies, Inc. (I)	1,923	156,340
Forrester Research, Inc.	566	20,767
Gartner, Inc. (I)	2,204	125,606
Genpact, Ltd.	5,235	100,721
Global Cash Access Holdings, Inc. (I)	1,490	9,327
Global Payments, Inc.	1,823	84,441
Heartland Payment Systems, Inc. (L)	960	35,760
Higher One Holdings, Inc. (I)	1,420	16,529
IBM Corp.	26,257	5,017,975
iGATE Corp. (I)	1,475	24,220
Innodata, Inc. (I)	808	2,586
Jack Henry & Associates, Inc.	2,031	95,721
Lender Processing Services, Inc.	1,902	61,530
Lionbridge Technologies, Inc. (I)	1,904	5,522
ManTech International Corp., Class A (L)	903	23,586
Mastercard, Inc., Class A	2,867	1,647,092
Mattersight Corp. (I)	1,020	2,856
MAXIMUS, Inc.	830	61,818
ModusLink Global Solutions, Inc. (I)	860	2,735
MoneyGram International, Inc. (I)	1,413	32,004
NCI, Inc., Class A (I)	381	1,577
NeuStar, Inc., Class A (I)	1,458	70,975
Paychex, Inc. (L)	8,320	303,846
PRGX Global, Inc. (I)	959	5,265
SAIC, Inc. (L)	7,953	110,785
Sapient Corp. (I)	3,338	43,594
ServiceSource International, Inc. (I)	1,729	16,114
Sykes Enterprises, Inc. (I)	1,006	15,855
Syntel, Inc.	1,000	62,870

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT Services (continued)
TeleTech Holdings, Inc. (I)	1,387	$32,497
Teradata Corp. (I)	3,873	194,541
The Hackett Group, Inc.	773	4,012
The Western Union Company (L)	13,863	237,196
Total Systems Services, Inc.	4,411	107,981
Unisys Corp. (I)(L)	1,059	23,372
Vantiv, Inc., Class A (I)	5,013	138,359
VeriFone Systems, Inc. (I)	2,454	41,252
Virtusa Corp. (I)	77	1,706
Visa, Inc., Class A	18,637	3,405,912
WEX, Inc. (I)	916	70,257
		15,056,145
Office Electronics - 0.1%
Xerox Corp.	30,122	273,207
Zebra Technologies Corp., Class A (I)	1,187	51,563
		324,770
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (I)	919	16,000
Advanced Micro Devices, Inc. (I)(L)	16,345	66,688
Alpha & Omega Semiconductor, Ltd. (I)	721	5,508
Altera Corp.	7,345	242,312
Ambarella, Inc. (I)	400	6,732
Amkor Technology, Inc. (I)(L)	2,347	9,881
Amtech Systems, Inc. (I)(L)	344	2,188
ANADIGICS, Inc. (I)	28	62
Analog Devices, Inc.	6,838	308,120
Applied Materials, Inc.	28,468	424,458
Applied Micro Circuits Corp. (I)	1,860	16,368
Atmel Corp. (I)	9,935	73,022
ATMI, Inc. (I)	885	20,930
AXT, Inc. (I)	645	1,742
Broadcom Corp., Class A	12,825	432,972
Brooks Automation, Inc.	1,693	16,473
Cabot Microelectronics Corp. (I)(L)	624	20,598
Cavium, Inc. (I)	1,157	40,923
Ceva, Inc. (I)	574	11,113
Cirrus Logic, Inc. (I)(L)	1,542	26,769
Cohu, Inc.	836	10,450
Cree, Inc. (I)(L)	2,628	167,824
CVD Equipment Corp. (I)	259	2,157
Cypress Semiconductor Corp. (I)(L)	3,294	35,345
Diodes, Inc. (I)	1,139	29,580
Entegris, Inc. (I)	3,313	31,109
Entropic Communications, Inc. (I)(L)	2,234	9,539
Exar Corp. (I)	1,365	14,701
Fairchild Semiconductor International, Inc. (I)	3,070	42,366
First Solar, Inc. (I)	2,032	90,891
FormFactor, Inc. (I)	1,372	9,261
Freescale Semiconductor, Ltd. (I)(L)	5,902	79,972
GSI Technology, Inc. (I)	900	5,688
GT Advanced Technologies, Inc. (I)(L)	3,033	12,587
Hittite Microwave Corp. (I)	762	44,196
Inphi Corp. (I)	755	8,305
Integrated Device Technology, Inc. (I)	3,718	29,521
Integrated Silicon Solution, Inc. (I)	890	9,754
Intel Corp.	114,941	2,783,871
Intermolecular, Inc. (I)	1,145	8,324
International Rectifier Corp. (I)	1,650	34,551
Intersil Corp., Class A	3,066	23,976
IXYS Corp.	839	9,279
KLA-Tencor Corp.	3,819	212,833
Kopin Corp. (I)	2,337	8,670

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc. (I)	1,781	$19,698
Lam Research Corp. (I)	4,193	185,918
Lattice Semiconductor Corp. (I)	2,974	15,078
Linear Technology Corp.	5,232	192,747
LSI Corp. (I)	12,675	90,500
LTX-Credence Corp. (I)	1,415	8,476
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,159	16,921
Marvell Technology Group, Ltd.	12,628	147,874
Mattson Technology, Inc. (I)	1,856	4,046
Maxim Integrated Products, Inc.	6,649	184,709
MEMSIC, Inc. (I)	1,258	5,158
Micrel, Inc. (L)	1,723	17,023
Microchip Technology, Inc. (L)	4,397	163,788
Micron Technology, Inc. (I)	23,428	335,723
Microsemi Corp. (I)	2,079	47,297
MKS Instruments, Inc.	1,286	34,130
Monolithic Power Systems, Inc. (L)	895	21,578
Nanometrics, Inc. (I)	623	9,139
NVE Corp. (I)	141	6,602
NVIDIA Corp.	14,091	197,697
OmniVision Technologies, Inc. (I)	1,411	26,315
ON Semiconductor Corp. (I)	10,601	85,656
PDF Solutions, Inc. (I)	99	1,825
Photronics, Inc. (I)	1,479	11,921
PMC-Sierra, Inc. (I)	5,216	33,122
Power Integrations, Inc.	714	28,960
QuickLogic Corp. (I)	1,411	3,118
Rambus, Inc. (I)	2,670	22,935
RF Micro Devices, Inc. (I)	6,722	35,963
Rudolph Technologies, Inc. (I)	944	10,573
Semtech Corp. (I)	1,537	53,841
Silicon Image, Inc. (I)	2,196	12,847
Silicon Laboratories, Inc. (I)	1,002	41,493
Skyworks Solutions, Inc. (I)	4,403	96,382
Spansion, Inc., Class A (I)	802	10,041
STR Holdings, Inc. (I)	1,220	2,769
SunEdison, Inc. (I)	5,631	46,005
SunPower Corp. (I)(L)	2,577	53,344
Supertex, Inc.	355	8,488
Teradyne, Inc. (I)(L)	4,244	74,567
Tessera Technologies, Inc.	1,159	24,107
Texas Instruments, Inc.	26,115	910,630
Transwitch Corp. (I)	1,304	469
TriQuint Semiconductor, Inc. (I)	4,009	27,782
Ultra Clean Holdings (I)	699	4,229
Ultratech, Inc. (I)	647	23,758
Veeco Instruments, Inc. (I)(L)	883	31,276
Volterra Semiconductor Corp. (I)	764	10,788
Xilinx, Inc.	5,983	236,987
		9,091,902
Software - 3.7%
Accelrys, Inc. (I)	1,250	10,500
ACI Worldwide, Inc. (I)	888	41,274
Activision Blizzard, Inc.	25,671	366,068
Actuate Corp. (I)	1,416	9,402
Adobe Systems, Inc. (I)	11,328	516,104
Advent Software, Inc. (I)	1,170	41,020
American Software, Inc., Class A	945	8,212
ANSYS, Inc. (I)	2,125	155,338
Aspen Technology, Inc. (I)	2,077	59,797
Autodesk, Inc. (I)	5,240	177,846
Blackbaud, Inc.	1,039	33,840

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
BMC Software, Inc. (I)	3,674	$165,844
Bottomline Technologies, Inc. (I)(L)	911	23,039
BroadSoft, Inc. (I)(L)	685	18,906
CA, Inc.	10,821	309,805
Cadence Design Systems, Inc. (I)	6,228	90,181
Callidus Software, Inc. (I)	1,532	10,096
Citrix Systems, Inc. (I)	4,311	260,083
CommVault Systems, Inc. (I)	1,019	77,332
Compuware Corp.	4,762	49,287
Comverse, Inc. (I)	298	8,868
Concur Technologies, Inc. (I)(L)	1,264	102,864
Ebix, Inc.	840	7,778
Electronic Arts, Inc. (I)	7,374	169,381
Ellie Mae, Inc. (I)	692	15,971
Envivio, Inc. (I)	819	1,654
ePlus, Inc.	259	15,512
FactSet Research Systems, Inc. (L)	1,007	102,654
Fair Isaac Corp.	672	30,798
FalconStor Software, Inc. (I)	1,749	2,396
FleetMatics Group PLC (I)	495	16,449
Fortinet, Inc. (I)	3,635	63,613
Glu Mobile Inc. (I)(L)	2,758	6,068
Guidance Software, Inc. (I)	867	7,578
Guidewire Software, Inc. (I)	1,164	48,946
Imperva, Inc. (I)	541	24,367
Infoblox, Inc. (I)	1,067	31,220
Informatica Corp. (I)	2,520	88,150
Interactive Intelligence Group (I)	490	25,284
Intuit, Inc.	6,772	413,295
Jive Software, Inc. (I)(L)	1,431	26,001
Majesco Entertainment Company (I)	1,485	846
Manhattan Associates, Inc. (I)	459	35,416
Mentor Graphics Corp.	2,655	51,905
MICROS Systems, Inc. (I)(L)	1,828	78,878
Microsoft Corp.	192,674	6,653,033
MicroStrategy, Inc., Class A (I)	263	22,870
Mitek Systems, Inc. (I)	507	2,930
Monotype Imaging Holdings, Inc.	1,027	26,096
Netscout Systems, Inc. (I)	949	22,150
NetSuite, Inc. (I)(L)	1,670	153,206
Nuance Communications, Inc. (I)(L)	7,103	130,553
Oracle Corp.	112,208	3,447,030
Pegasystems, Inc.	900	29,808
Progress Software Corp. (I)	1,513	34,814
Proofpoint, Inc. (I)	762	18,463
PROS Holdings, Inc. (I)	740	22,163
PTC, Inc. (I)	2,660	65,250
QLIK Technologies, Inc. (I)	1,979	55,946
Qualys, Inc. (I)	295	4,755
RealPage, Inc. (I)	1,749	32,077
Red Hat, Inc. (I)	4,460	213,277
Rosetta Stone, Inc. (I)	599	8,829
Rovi Corp. (I)	2,561	58,493
Salesforce.com, Inc. (I)(L)	12,812	489,162
ServiceNow, Inc. (I)	2,763	111,598
Smith Micro Software, Inc. (I)	1,763	1,869
SolarWinds, Inc. (I)	1,698	65,899
Solera Holdings, Inc.	1,593	88,650
Sourcefire, Inc. (I)(L)	704	39,107
Splunk, Inc. (I)	2,196	101,807
SS&C Technologies Holdings, Inc. (I)	1,907	62,740
Symantec Corp.	16,193	363,857
Synchronoss Technologies, Inc. (I)(L)	882	27,227

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (I)	3,437	$122,873
Take-Two Interactive Software, Inc. (I)	2,282	34,162
Tangoe, Inc. (I)(L)	807	12,452
TeleCommunication Systems, Inc., Class A (I)	1,207	2,812
Telenav, Inc. (I)	1,380	7,217
THQ, Inc. (I)	234	4
TIBCO Software, Inc. (I)	3,715	79,501
TiVo, Inc. (I)	2,924	32,310
Tyler Technologies, Inc. (I)	705	48,328
Ultimate Software Group, Inc. (I)	638	74,831
VASCO Data Security International, Inc. (I)	1,062	8,825
Verint Systems, Inc. (I)	1,439	51,041
VirnetX Holding Corp. (I)(L)	1,232	24,628
VMware, Inc., Class A (I)	9,817	657,641
Wave Systems Corp., Class A (I)(L)	1,941	582
Workday, Inc., Class A (I)	3,658	234,441
Zynga, Inc., Class A (I)(L)	17,723	49,270
		17,594,443
		77,544,095
Materials - 3.3%
Chemicals - 2.1%
A. Schulman, Inc.	713	19,123
Air Products & Chemicals, Inc.	4,872	446,129
Airgas, Inc.	1,763	168,296
Albemarle Corp.	2,025	126,137
American Vanguard Corp.	743	17,408
Arabian American Development Company (I)	686	5,968
Ashland, Inc.	1,798	150,133
Axiall Corp.	847	36,065
Balchem Corp. (L)	725	32,444
Cabot Corp.	1,475	55,195
Calgon Carbon Corp. (I)	1,429	23,836
Celanese Corp., Series A	3,663	164,102
CF Industries Holdings, Inc.	1,437	246,446
Chase Corp.	349	7,804
Chemtura Corp. (I)	2,384	48,395
Cytec Industries, Inc.	1,067	78,158
E.I. du Pont de Nemours & Company	21,376	1,122,240
Eastman Chemical Company	3,494	244,615
Ecolab, Inc.	6,717	572,221
Ferro Corp. (I)	2,227	15,478
Flotek Industries, Inc. (I)	1,385	24,847
FMC Corp.	3,127	190,935
FutureFuel Corp.	336	4,761
GSE Holding, Inc. (I)	557	3,225
H.B. Fuller Company	1,198	45,296
Hawkins, Inc.	312	12,290
Huntsman Corp.	5,713	94,607
Innophos Holdings, Inc.	533	25,142
Innospec, Inc.	285	11,451
International Flavors & Fragrances, Inc.	1,871	140,624
Intrepid Potash, Inc. (L)	1,827	34,804
KMG Chemicals, Inc.	436	9,200
Koppers Holdings, Inc.	560	21,381
Kraton Performance Polymers, Inc. (I)	778	16,494
Kronos Worldwide, Inc.	2,710	44,010
Landec Corp. (I)	774	10,225
LSB Industries, Inc. (I)	541	16,452
Minerals Technologies, Inc.	820	33,899
Monsanto Company	12,241	1,209,411
NewMarket Corp. (L)	309	81,131
Olin Corp.	1,916	45,831

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
OM Group, Inc. (I)	761	$23,530
OMNOVA Solutions, Inc. (I)	1,304	10,445
Penford Corp. (I)	473	6,333
Petrologistics LP	3,262	43,222
PolyOne Corp.	2,353	58,307
PPG Industries, Inc.	3,498	512,142
Praxair, Inc.	6,844	788,155
Quaker Chemical Corp.	343	21,269
Rentech Nitrogen Partners LP	799	23,507
Rockwood Holdings, Inc.	1,807	115,702
RPM International, Inc.	2,937	93,808
Senomyx, Inc. (I)	1,262	2,751
Sensient Technologies Corp.	1,240	50,183
Sigma-Aldrich Corp. (L)	2,757	221,553
Stepan Company	506	28,139
Terra Nitrogen Company LP	405	86,666
The Dow Chemical Company	27,527	885,544
The Mosaic Company	9,779	526,208
The Scotts Miracle-Gro Company, Class A (L)	1,434	69,277
The Sherwin-Williams Company	2,351	415,187
Tredegar Corp.	888	22,822
Valhi, Inc. (L)	7,686	105,606
Valspar Corp.	2,052	132,703
W.R. Grace & Company (I)	1,746	146,734
Westlake Chemical Corp.	1,509	145,483
Zep, Inc.	592	9,371
Zoltek Companies, Inc. (I)	804	10,380
		10,211,236
Construction Materials - 0.1%
Eagle Materials, Inc.	1,009	66,866
Headwaters, Inc. (I)	468	4,137
Martin Marietta Materials, Inc. (L)	1,072	105,506
Texas Industries, Inc. (I)(L)	700	45,598
United States Lime & Minerals, Inc. (I)	212	11,077
Vulcan Materials Company	2,975	144,020
		377,204
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	171	12,721
Aptargroup, Inc.	1,477	81,545
Ball Corp.	3,602	149,627
Bemis Company, Inc.	2,260	88,456
Berry Plastics Group, Inc. (I)	2,475	54,623
Boise, Inc.	2,614	22,324
Crown Holdings, Inc. (I)	3,402	139,924
Graphic Packaging Holding Company (I)	9,089	70,349
Greif, Inc., Class A	1,126	59,306
MeadWestvaco Corp.	3,992	136,167
Myers Industries, Inc.	984	14,770
Owens-Illinois, Inc. (I)	3,776	104,935
Packaging Corp. of America	2,261	110,699
Rock-Tenn Company, Class A	1,614	161,206
Sealed Air Corp.	4,582	109,739
Silgan Holdings, Inc.	1,656	77,766
Sonoco Products Company	2,324	80,341
UFP Technologies, Inc. (I)	312	6,109
		1,480,607
Metals & Mining - 0.6%
A. M. Castle & Company (I)(L)	676	10,654
AK Steel Holding Corp. (I)(L)	2,774	8,433
Alcoa, Inc.	24,576	192,184
Allegheny Technologies, Inc. (L)	2,513	66,117

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Allied Nevada Gold Corp. (I)	1,954	$12,662
AMCOL International Corp.	808	25,606
Carpenter Technology Corp.	1,236	55,707
Century Aluminum Company (I)	2,202	20,435
Cliffs Natural Resources, Inc. (L)	3,251	52,829
Coeur d’Alene Mines Corp. (I)	2,046	27,212
Commercial Metals Company	2,611	38,564
Compass Minerals International, Inc.	779	65,849
Freeport-McMoRan Copper & Gold, Inc.	21,849	603,251
General Moly, Inc. (I)	2,672	4,997
Globe Specialty Metals, Inc.	1,837	19,968
Golden Minerals Company (I)	848	1,153
Handy & Harman, Ltd. (I)	391	6,991
Haynes International, Inc.	336	16,084
Hecla Mining Company (L)	7,052	21,015
Hi-crush Partners LP	268	6,311
Horsehead Holding Corp. (I)	1,401	17,947
Kaiser Aluminum Corp.	483	29,917
Materion Corp.	519	14,060
McEwen Mining, Inc. (I)	4,252	7,143
Midway Gold Corp. (I)	3,078	2,903
Molycorp, Inc. (I)(L)	3,166	19,629
Newmont Mining Corp.	11,218	335,979
Noranda Aluminum Holding Corp.	1,665	5,378
Nucor Corp.	7,375	319,485
Olympic Steel, Inc.	370	9,065
Paramount Gold and Silver Corp. (I)	4,437	5,280
Prospect Global Resources, Inc. (I)	2,668	215
Reliance Steel & Aluminum Company	1,720	112,763
Royal Gold, Inc. (L)	1,287	54,157
RTI International Metals, Inc. (I)(L)	666	18,455
Schnitzer Steel Industries, Inc., Class A (L)	687	16,062
Solitario Exploration & Royalty Corp. (I)	2,030	1,827
Southern Copper Corp. (L)	19,523	539,225
Steel Dynamics, Inc.	5,061	75,460
Stillwater Mining Company (I)(L)	2,775	29,804
SunCoke Energy, Inc. (I)	1,802	25,264
United States Steel Corp. (L)	3,359	58,883
Universal Stainless & Alloy (I)	230	6,780
US Antimony Corp. (I)	2,052	2,278
Vista Gold Corp. (I)	3,085	2,992
Walter Energy, Inc. (L)	1,471	15,298
Worthington Industries, Inc.	1,600	50,736
		3,033,007
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	956	35,410
Clearwater Paper Corp. (I)	576	27,107
Deltic Timber Corp.	331	19,138
Domtar Corp. (L)	787	52,336
International Paper Company	10,037	444,739
KapStone Paper and Packaging Corp.	1,194	47,975
Louisiana-Pacific Corp. (I)	3,252	48,097
Neenah Paper, Inc.	450	14,297
P.H. Glatfelter Company	956	23,996
Pope Resources LP	211	14,643
Schweitzer-Mauduit International, Inc.	522	26,037
Verso Paper Corp. (I)	1,827	2,101
Wausau Paper Corp.	1,441	16,427
		772,303
		15,874,357

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication Services - 2.4%
Diversified Telecommunication Services - 2.1%
8x8, Inc. (I)(L)	1,817	$14,972
Alaska Communications Systems Group, Inc.	1,419	2,384
American Tower Corp.	9,075	664,018
AT&T, Inc.	132,555	4,692,447
Atlantic Tele-Network, Inc.	401	19,914
Cbeyond, Inc. (I)	824	6,460
CenturyLink, Inc.	14,419	509,712
Cincinnati Bell, Inc. (I)	3,856	11,799
Cogent Communications Group, Inc.	1,163	32,738
Consolidated Communications Holdings, Inc.	225	3,917
Fairpoint Communications, Inc. (I)	525	4,384
Frontier Communications Corp. (L)	22,724	92,032
General Communication, Inc., Class A (I)	950	7,439
Globalstar, Inc. (I)	6,027	3,315
Hawaiian Telcom Holdco, Inc. (I)(L)	472	11,876
IDT Corp., Class B	840	15,700
inContact, Inc. (I)	1,358	11,163
Inteliquent, Inc.	876	5,037
Level 3 Communications, Inc. (I)(L)	4,971	104,789
Lumos Networks Corp.	555	9,491
Multiband Corp. (I)	1,058	3,354
Premiere Global Services, Inc. (I)	1,491	17,996
Towerstream Corp. (I)	2,254	5,748
tw telecom, Inc. (I)	3,587	100,938
Verizon Communications, Inc.	65,434	3,293,948
Vonage Holdings Corp. (I)	4,929	13,949
Windstream Corp. (L)	13,707	105,681
		9,765,201
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (I)	1,153	7,160
Clearwire Corp., Class A (I)	33,315	165,909
Crown Castle International Corp. (I)	6,758	489,212
Leap Wireless International, Inc. (I)	2,036	13,702
NII Holdings, Inc. (I)(L)	4,011	26,753
NTELOS Holdings Corp.	555	9,135
SBA Communications Corp., Class A (I)	2,821	209,093
Shenandoah Telecommunications Company	652	10,875
Sprint Nextel Corp. (I)	69,006	484,422
T-Mobile US, Inc. (I)	4,221	104,723
Telephone & Data Systems, Inc.	2,523	62,192
United States Cellular Corp. (L)	1,846	67,730
USA Mobility, Inc.	574	7,789
		1,658,695
		11,423,896
Utilities - 2.9%
Electric Utilities - 1.5%
ALLETE, Inc.	943	47,009
American Electric Power Company, Inc.	11,145	499,073
Cleco Corp.	1,164	54,045
Duke Energy Corp.	16,176	1,091,880
Edison International	7,501	361,248
El Paso Electric Company	958	33,827
Entergy Corp.	4,107	286,176
Exelon Corp.	19,713	608,737
FirstEnergy Corp.	9,653	360,443
Great Plains Energy, Inc.	3,409	76,839
Hawaiian Electric Industries, Inc.	2,229	56,416
IDACORP, Inc.	1,180	56,357
ITC Holdings Corp. (L)	1,187	108,373
MGE Energy, Inc.	631	34,554

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
NextEra Energy, Inc.	9,687	$789,297
Northeast Utilities	7,207	302,838
NV Energy, Inc.	5,479	128,537
OGE Energy Corp.	2,237	152,563
Otter Tail Corp.	990	28,116
Pepco Holdings, Inc.	5,268	106,203
Pinnacle West Capital Corp.	2,462	136,567
PNM Resources, Inc.	1,941	43,071
Portland General Electric Company (L)	1,756	53,716
PPL Corp.	13,396	405,363
The Empire District Electric Company	1,053	23,492
The Southern Company	20,093	886,704
UIL Holdings Corp.	1,235	47,239
Unitil Corp.	398	11,494
UNS Energy Corp.	935	41,823
Westar Energy, Inc.	2,725	87,091
Xcel Energy, Inc.	11,223	318,060
		7,237,151
Gas Utilities - 0.3%
AGL Resources, Inc.	2,701	115,765
AmeriGas Partners LP	2,169	107,214
Atmos Energy Corp.	2,004	82,284
Chesapeake Utilities Corp.	328	16,889
Delta Natural Gas Company, Inc.	332	7,055
Ferrellgas Partners LP	1,968	42,588
Gas Natural, Inc.	653	6,726
National Fuel Gas Company	1,895	109,815
New Jersey Resources Corp.	982	40,782
Northwest Natural Gas Company	595	25,276
ONEOK, Inc.	4,758	196,553
Piedmont Natural Gas Company, Inc.	1,472	49,665
Questar Corp.	3,939	93,945
South Jersey Industries, Inc.	691	39,670
Southwest Gas Corp.	1,053	49,270
Star Gas Partners LP	2,049	10,020
Suburban Propane Partners LP	1,258	58,434
The Laclede Group, Inc. (L)	597	27,259
UGI Corp.	2,554	99,887
WGL Holdings, Inc.	1,053	45,511
		1,224,608
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	17,200	206,228
Atlantic Power Corp. (L)	2,517	9,917
Calpine Corp. (I)	10,731	227,819
Genie Energy, Ltd., B Shares (I)	983	8,994
NRG Energy, Inc.	7,445	198,782
Ormat Technologies, Inc.	1,034	24,320
Synthesis Energy Systems, Inc. (I)	2,507	1,948
		678,008
Multi-Utilities - 0.9%
Alliant Energy Corp.	2,491	125,596
Ameren Corp.	5,564	191,624
Avista Corp.	1,341	36,234
Black Hills Corp.	1,048	51,090
CenterPoint Energy, Inc.	9,791	229,991
CMS Energy Corp.	6,023	163,645
Consolidated Edison, Inc. (L)	6,764	394,409
Dominion Resources, Inc.	13,204	750,251
DTE Energy Company	3,938	263,885
Integrys Energy Group, Inc.	1,745	102,135
MDU Resources Group, Inc.	4,295	111,283

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
NiSource, Inc.	6,468	$185,244
NorthWestern Corp.	845	33,716
PG&E Corp.	9,823	449,206
Public Service Enterprise Group, Inc.	11,669	381,110
SCANA Corp.	2,988	146,711
Sempra Energy	5,574	455,730
TECO Energy, Inc.	4,853	83,423
Vectren Corp.	1,933	65,393
Wisconsin Energy Corp.	5,261	215,648
		4,436,324
Water Utilities - 0.1%
American Water Works Company, Inc.	4,074	167,971
Aqua America, Inc.	3,195	99,972
California Water Service Group	1,110	21,656
Connecticut Water Service, Inc.	386	11,078
Middlesex Water Company	573	11,414
SJW Corp.	519	13,598
York Water Company	592	11,266
		336,955
		13,913,046
TOTAL COMMON STOCKS (Cost $307,406,443)		$446,312,632

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$2,800	$2,610
TOTAL CORPORATE BONDS (Cost $2,248)		$2,610

ESCROW CERTIFICATES - 0.0%
Health Care - 0.0%
Indevus Pharmaceuticals, Inc. (I)	2,544	0
TOTAL ESCROW CERTIFICATES (Cost $0)	$0

RIGHTS - 0.0%
Celgene Corp. (Expiration Date: 12/31/2030;
Strike Price: $0.01) (I)	1,041	7,714
Federal-Mogul Corp. (Expiration Date:
07/09/2013; Strike Price: $9.78) (I)	2,412	410
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 06/11/2030; Strike
Price: $0.02) (I)	4,291	0
Sanofi (Expiration Date: 12/31/2020; Strike
Price: EUR 2.00) (I)	6,678	12,889
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	557	1,509
TOTAL RIGHTS (Cost $26,921)	$22,522

WARRANTS - 0.0%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)	456	844
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	273	38
TOTAL WARRANTS (Cost $54,461)	$882

SECURITIES LENDING COLLATERAL - 4.2%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	1,991,054	19,924,678
TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,927,161)	$19,924,678

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 5.6%
Repurchase Agreement - 5.6%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $26,316,022 on 07/01/2013,
collateralized by $16,225,000 U.S. Treasury
Bonds, 4.500% - 6.125% due 11/15/2027 -
08/15/2039 (valued at $21,720,656,
including interest) and $5,415,000
U.S. Treasury Notes, 1.625% due
08/15/2022 (valued at $5,123,944,
including interest)	$26,316,000	$26,316,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,316,000)		$26,316,000
Total Investments (Total Stock Market Index Trust)
(Cost $353,733,234) - 103.9%		$492,579,324
Other assets and liabilities, net - (3.9%)		(18,324,961)
TOTAL NET ASSETS - 100.0%		$474,254,363

U.S. Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 8.5%
Auto Components - 0.2%
Dana Holding Corp.	9,500	$182,970
Delphi Automotive PLC	16,800	851,592
TRW Automotive Holdings Corp. (I)	8,300	551,452
		1,586,014
Automobiles - 0.4%
General Motors Company (I)(L)	108,100	3,600,811
Distributors - 0.2%
Genuine Parts Company (L)	23,900	1,865,871
Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (I)	9,200	163,024
Career Education Corp. (I)	3,900	11,310
Corinthian Colleges, Inc. (I)	6,500	14,560
DeVry, Inc. (L)	5,400	167,508
H&R Block, Inc.	11,200	310,800
		667,202
Hotels, Restaurants & Leisure - 2.8%
Burger King Worldwide, Inc. (L)	11,500	224,365
McDonald’s Corp.	183,051	18,122,049
Panera Bread Company, Class A (I)	5,350	994,779
Starbucks Corp.	85,500	5,599,395
Yum! Brands, Inc.	26,100	1,809,774
		26,750,362
Household Durables - 0.1%
Beazer Homes USA, Inc. (I)(L)	2,400	42,048
Skullcandy, Inc. (I)	2,100	11,466
Taylor Morrison Home Corp. (I)	18,000	438,840
Universal Electronics, Inc. (I)	500	14,065
Whirlpool Corp.	3,900	446,004
		952,423
Internet & Catalog Retail - 0.0%
PetMed Express, Inc.	900	11,340

U.S. Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media - 0.3%
DIRECTV (I)	11,100	$683,982
Gannett Company, Inc.	24,600	601,716
Lamar Advertising Company, Class A (I)	7,000	303,800
Meredith Corp.	3,900	186,030
Morningstar, Inc.	3,200	248,256
Time Warner, Inc.	15,900	919,338
Valassis Communications, Inc. (L)	5,900	145,081
		3,088,203
Multiline Retail - 0.5%
Dollar Tree, Inc. (I)	39,460	2,006,146
Family Dollar Stores, Inc.	8,500	529,635
J.C. Penney Company, Inc. (I)	16,200	276,696
Kohl’s Corp.	14,600	737,446
Sears Holdings Corp. (I)(L)	24,100	1,014,128
		4,564,051
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	5,700	462,669
AutoNation, Inc. (I)	17,200	746,308
AutoZone, Inc. (I)	3,000	1,271,070
Barnes & Noble, Inc. (I)(L)	6,200	98,952
Bed Bath & Beyond, Inc. (I)	49,200	3,488,280
Best Buy Company, Inc. (L)	17,200	470,076
Big 5 Sporting Goods Corp.	2,200	48,290
GameStop Corp., Class A (L)	13,492	567,069
hhgregg, Inc. (I)	1,500	23,955
Lowe’s Companies, Inc.	21,800	891,620
O’Reilly Automotive, Inc. (I)	4,900	551,838
RadioShack Corp. (I)(L)	10,300	32,548
Ross Stores, Inc.	40,700	2,637,767
Sears Hometown and Outlet Stores, Inc. (I)	3,200	139,904
Staples, Inc. (L)	42,300	670,878
The Gap, Inc.	10,000	417,300
The Home Depot, Inc.	30,800	2,386,076
TJX Companies, Inc.	127,000	6,357,620
		21,262,220
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	49,600	2,831,664
Iconix Brand Group, Inc. (I)	5,600	164,696
NIKE, Inc., Class B	131,520	8,375,194
Ralph Lauren Corp.	6,200	1,077,188
VF Corp.	15,410	2,975,055
		15,423,797
		79,772,294
Consumer Staples - 22.0%
Beverages - 6.0%
Beam, Inc.	5,400	340,794
Brown-Forman Corp., Class B	23,698	1,600,800
Monster Beverage Corp. (I)	27,140	1,649,298
PepsiCo, Inc.	282,176	23,079,175
The Coca-Cola Company	730,700	29,308,377
		55,978,444
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	31,500	3,482,955
CVS Caremark Corp.	63,800	3,648,084
Safeway, Inc.	12,600	298,116
Sysco Corp. (L)	130,100	4,444,216
The Kroger Company	13,000	449,020
Wal-Mart Stores, Inc.	300,080	22,352,959

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Walgreen Company	35,200	$1,555,840
		36,231,190
Food Products - 1.8%
Bunge, Ltd.	5,500	389,235
Campbell Soup Company (L)	23,100	1,034,649
Chiquita Brands International, Inc. (I)	1,400	15,288
ConAgra Foods, Inc.	11,200	391,216
Diamond Foods, Inc. (I)	800	16,600
Flowers Foods, Inc.	19,800	436,590
General Mills, Inc.	118,800	5,765,364
Hormel Foods Corp. (L)	28,300	1,091,814
Kellogg Company	37,800	2,427,894
McCormick & Company, Inc., Non-
Voting Shares	22,900	1,611,244
Mead Johnson Nutrition Company	7,400	586,302
The Hershey Company	29,000	2,589,120
The J.M. Smucker Company	5,600	577,640
		16,932,956
Household Products - 6.2%
Church & Dwight Company, Inc.	26,400	1,629,144
Colgate-Palmolive Company	170,980	9,795,444
Kimberly-Clark Corp.	63,100	6,129,534
The Clorox Company	23,700	1,970,418
The Procter & Gamble Company	499,300	38,441,107
		57,965,647
Personal Products - 0.4%
Herbalife, Ltd. (L)	20,100	907,314
Nu Skin Enterprises, Inc., Class A (L)	6,000	366,720
The Estee Lauder Companies, Inc., Class A	43,962	2,891,381
		4,165,415
Tobacco - 3.7%
Lorillard, Inc.	70,370	3,073,762
Philip Morris International, Inc.	327,084	28,332,016
Reynolds American, Inc.	60,300	2,916,711
Universal Corp. (L)	2,600	150,410
		34,472,899
		205,746,551
Energy - 4.1%
Energy Equipment & Services - 0.1%
Gulfmark Offshore, Inc., Class A	3,500	157,815
Patterson-UTI Energy, Inc.	8,600	166,453
		324,268
Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	32,290	2,706,871
Chevron Corp.	129,971	15,380,768
ConocoPhillips	29,400	1,778,700
Exxon Mobil Corp.	91,100	8,230,885
Green Plains Renewable Energy, Inc. (I)	1,400	18,648
Harvest Natural Resources, Inc. (I)(L)	3,600	11,160
Hess Corp.	10,300	684,847
HollyFrontier Corp.	8,900	380,742
James River Coal Company (I)	9,100	16,562
Marathon Oil Corp.	49,600	1,715,168
Marathon Petroleum Corp.	18,600	1,321,716
Murphy Oil Corp. (L)	7,100	432,319
Occidental Petroleum Corp.	14,535	1,296,958
Overseas Shipholding Group, Inc. (I)	14,400	59,760
Penn Virginia Corp. (I)	5,700	26,790
Phillips 66	30,200	1,779,082

U.S. Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Quicksilver Resources, Inc. (I)(L)	11,400	$19,152
Renewable Energy Group, Inc. (I)	1,100	15,653
Tesoro Corp.	8,400	439,488
Vaalco Energy, Inc. (I)	2,400	13,728
Valero Energy Corp.	36,000	1,251,720
		37,580,717
		37,904,985
Financials - 6.6%
Capital Markets - 0.8%
American Capital, Ltd. (I)	16,900	214,123
Apollo Investment Corp.	24,000	185,760
Ares Capital Corp.	14,900	256,280
Arlington Asset Investment Corp., Class A	1,000	26,740
BlackRock Kelso Capital Corp.	11,700	109,512
Calamos Asset Management, Inc., Class A	1,000	10,500
Federated Investors, Inc., Class B (L)	10,700	293,287
Fifth Street Finance Corp.	16,229	169,593
Franklin Resources, Inc.	4,400	598,488
Golub Capital BDC, Inc. (L)	5,200	91,000
Investment Technology Group, Inc. (I)	1,700	23,766
KCAP Financial, Inc. (L)	1,400	15,764
Legg Mason, Inc. (L)	7,300	226,373
Medley Capital Corp.	1,600	21,728
Morgan Stanley	63,500	1,551,305
New Mountain Finance Corp. (L)	1,000	14,160
PennantPark Investment Corp.	10,100	111,605
Solar Capital, Ltd.	6,200	143,158
TCP Capital Corp.	1,400	23,478
The Bank of New York Mellon Corp.	21,400	600,270
The Goldman Sachs Group, Inc.	16,600	2,510,750
THL Credit, Inc.	1,000	15,190
TICC Capital Corp.	2,100	20,202
Walter Investment Management Corp. (I)	4,300	145,383
		7,378,415
Commercial Banks - 0.2%
Columbia Banking System, Inc.	1,700	40,477
Popular, Inc. (I)	8,900	269,937
SunTrust Banks, Inc.	12,700	400,939
Wells Fargo & Company	35,900	1,481,593
		2,192,946
Consumer Finance - 0.2%
Capital One Financial Corp.	10,700	672,067
Cash America International, Inc.	2,100	95,466
Portfolio Recovery Associates, Inc. (I)	1,400	215,082
SLM Corp.	39,000	891,540
World Acceptance Corp. (I)(L)	1,900	165,186
		2,039,341
Diversified Financial Services - 2.8%
Bank of America Corp.	580,572	7,466,156
Citigroup, Inc.	181,400	8,701,758
JPMorgan Chase & Company	174,200	9,196,018
McGraw-Hill Financial, Inc.	8,200	436,158
		25,800,090
Insurance - 2.2%
ACE, Ltd.	6,600	590,568
Aflac, Inc.	42,500	2,470,100
American Financial Group, Inc.	5,300	259,223
American International Group, Inc. (I)	85,700	3,830,790
Aon PLC	5,900	379,665

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Aspen Insurance Holdings, Ltd.	4,500	$166,905
Assurant, Inc.	15,000	763,650
CNO Financial Group, Inc.	18,500	239,760
Fidelity National Financial, Inc., Class A	13,100	311,911
Genworth Financial, Inc., Class A (I)	49,800	568,218
Hartford Financial Services Group, Inc.	41,000	1,267,720
HCC Insurance Holdings, Inc.	5,300	228,483
Lincoln National Corp.	22,700	827,869
Meadowbrook Insurance Group, Inc.	1,800	14,454
MetLife, Inc.	43,000	1,967,680
PartnerRe, Ltd.	2,500	226,400
Primerica, Inc.	5,200	194,688
Principal Financial Group, Inc. (L)	12,100	453,145
Protective Life Corp.	6,400	245,824
Prudential Financial, Inc.	21,600	1,577,448
StanCorp Financial Group, Inc. (L)	4,700	232,227
Symetra Financial Corp.	18,000	287,820
The Allstate Corp.	18,500	890,220
The Chubb Corp.	4,800	406,320
The Phoenix Companies, Inc. (I)	300	12,900
The Travelers Companies, Inc.	13,300	1,062,936
Torchmark Corp.	7,400	482,036
Universal Insurance Holdings, Inc.	1,900	13,452
Unum Group	18,800	552,156
Validus Holdings, Ltd.	7,200	260,064
		20,784,632
Real Estate Investment Trusts - 0.4%
AG Mortgage Investment Trust, Inc.	4,800	90,288
American Capital Agency Corp.	25,600	588,544
American Capital Mortgage Investment Corp.	7,000	125,790
ARMOUR Residential REIT, Inc.	44,000	207,240
Chimera Investment Corp.	94,600	283,800
Colony Financial, Inc.	8,100	161,109
CYS Investments, Inc.	16,100	148,281
General Growth Properties, Inc.	18,800	373,556
Hatteras Financial Corp.	8,300	204,512
Invesco Mortgage Capital, Inc.	14,900	246,744
JAVELIN Mortgage Investment Corp. (L)	1,700	23,953
NorthStar Realty Finance Corp.	22,700	206,570
PennyMac Mortgage Investment Trust	8,900	187,345
Starwood Property Trust, Inc.	14,900	368,775
Two Harbors Investment Corp.	34,200	350,550
Western Asset Mortgage Capital Corp. (L)	2,700	47,142
		3,614,199
Real Estate Management & Development - 0.0%
The Howard Hughes Corp. (I)	11	1,233
The St. Joe Company (I)	10,900	229,445
		230,678
		62,040,301
Health Care - 27.7%
Biotechnology - 1.4%
Amgen, Inc.	35,300	3,482,698
Astex Pharmaceuticals (I)	3,000	12,330
Biogen Idec, Inc. (I)	26,850	5,778,120
Celgene Corp. (I)	10,500	1,227,555
Gilead Sciences, Inc. (I)	33,602	1,720,758
Idenix Pharmaceuticals, Inc. (I)(L)	9,600	34,656
PDL BioPharma, Inc. (L)	21,700	167,524
Theravance, Inc. (I)(L)	8,500	327,505
		12,751,146

U.S. Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 6.2%
Abbott Laboratories	254,901	$8,890,947
Baxter International, Inc.	110,001	7,619,769
Becton, Dickinson and Company	36,100	3,567,763
C.R. Bard, Inc.	14,690	1,596,509
CareFusion Corp. (I)	6,900	254,265
Covidien PLC	93,400	5,869,256
DENTSPLY International, Inc.	9,500	389,120
Edwards Lifesciences Corp. (I)(L)	21,420	1,439,424
IDEXX Laboratories, Inc. (I)(L)	10,600	951,668
Intuitive Surgical, Inc. (I)	7,470	3,784,153
Invacare Corp.	800	11,488
Medtronic, Inc.	231,966	11,939,290
ResMed, Inc. (L)	23,200	1,047,016
St. Jude Medical, Inc.	53,200	2,427,516
Stryker Corp.	56,200	3,635,016
Varian Medical Systems, Inc. (I)(L)	21,000	1,416,450
Zimmer Holdings, Inc.	40,600	3,042,564
		57,882,214
Health Care Providers & Services - 4.0%
Aetna, Inc.	35,863	2,278,735
Amedisys, Inc. (I)	1,500	17,430
AmerisourceBergen Corp.	11,300	630,879
Amsurg Corp. (I)	3,800	133,380
Cardinal Health, Inc.	10,000	472,000
Cigna Corp.	20,200	1,464,298
Community Health Systems, Inc.	11,000	515,680
Express Scripts Holding Company (I)	81,400	5,021,566
HCA Holdings, Inc.	24,300	876,258
Health Management
Associates, Inc., Class A (I)	32,400	509,328
Henry Schein, Inc. (I)(L)	16,800	1,608,600
Humana, Inc.	12,100	1,020,998
Laboratory Corp. of America Holdings (I)	34,600	3,463,460
LifePoint Hospitals, Inc. (I)	5,900	288,156
MEDNAX, Inc. (I)(L)	12,800	1,172,224
Patterson Companies, Inc.	9,100	342,160
PharMerica Corp. (I)	1,100	15,246
Quest Diagnostics, Inc.	29,500	1,788,585
Tenet Healthcare Corp. (I)	9,200	424,120
UnitedHealth Group, Inc.	206,622	13,529,609
WellPoint, Inc.	22,600	1,849,584
		37,422,296
Health Care Technology - 0.2%
Cerner Corp. (I)(L)	22,740	2,185,087
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (I)	8,700	643,887
Mettler-Toledo International, Inc. (I)	2,301	462,961
Techne Corp.	6,600	455,928
Waters Corp. (I)	16,000	1,600,800
		3,163,576
Pharmaceuticals - 15.6%
Allergan, Inc.	56,874	4,791,066
Bristol-Myers Squibb Company	278,600	12,450,634
Eli Lilly & Company	241,801	11,877,265
Endo Health Solutions, Inc. (I)	7,200	264,888
Forest Laboratories, Inc. (I)	10,400	426,400
Johnson & Johnson	538,500	46,235,610
Merck & Company, Inc.	676,156	31,407,446

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	1,356,994	$38,009,402
		145,462,711
		258,867,030
Industrials - 3.7%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.	3,900	321,087
Engility Holdings, Inc. (I)(L)	1,000	28,420
Exelis, Inc.	18,800	259,252
General Dynamics Corp.	28,500	2,232,405
Huntington Ingalls Industries, Inc.	1,400	79,072
L-3 Communications Holdings, Inc.	8,900	763,086
Raytheon Company	21,400	1,414,968
		5,098,290
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	30,700	1,728,717
Airlines - 0.1%
Delta Air Lines, Inc. (I)	16,500	308,715
Hawaiian Holdings, Inc. (I)	2,500	15,275
Republic Airways Holdings, Inc. (I)	1,500	16,995
United Continental Holdings, Inc. (I)	6,500	203,385
		544,370
Building Products - 0.0%
NCI Building Systems, Inc. (I)	1,000	15,290
Commercial Services & Supplies - 0.3%
Deluxe Corp. (L)	6,300	218,295
EnerNOC, Inc. (I)	1,300	17,238
Pitney Bowes, Inc. (L)	16,300	239,284
Quad/Graphics, Inc. (L)	2,900	69,890
R.R. Donnelley & Sons Company (L)	13,400	187,734
Rollins, Inc.	15,300	396,270
Stericycle, Inc. (I)	15,900	1,755,837
United Stationers, Inc.	1,400	46,970
		2,931,518
Construction & Engineering - 0.0%
Layne Christensen Company (I)	700	13,657
Electrical Equipment - 0.1%
Eaton Corp. PLC	9,300	612,033
Emerson Electric Company	9,500	518,130
		1,130,163
Industrial Conglomerates - 1.9%
3M Company	120,400	13,165,740
Danaher Corp.	66,100	4,184,130
		17,349,870
Machinery - 0.0%
Oshkosh Corp. (I)	6,400	243,008
Marine - 0.0%
Genco Shipping & Trading, Ltd. (I)(L)	4,300	7,009
Professional Services - 0.1%
The Dun & Bradstreet Corp. (L)	4,600	448,270
Verisk Analytics, Inc., Class A (I)	14,600	871,620
		1,319,890
Road & Rail - 0.0%
Avis Budget Group, Inc. (I)	5,000	143,750
Trading Companies & Distributors - 0.4%
Fastenal Company	37,700	1,728,545
W.W. Grainger, Inc.	8,600	2,168,748

U.S. Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Titan Machinery, Inc. (I)(L)	1,300	$25,519
		3,922,812
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)(L)	11,200	207,984
		34,656,328
Information Technology - 25.6%
Communications Equipment - 2.7%
Cisco Systems, Inc.	287,619	6,992,018
Harris Corp.	8,600	423,550
QUALCOMM, Inc.	275,202	16,809,338
ViaSat, Inc. (I)(L)	7,000	500,220
		24,725,126
Computers & Peripherals - 1.9%
Apple, Inc.	18,060	7,153,205
Dell, Inc.	108,800	1,452,480
EMC Corp.	157,700	3,724,874
Hewlett-Packard Company	169,449	4,202,335
Lexmark International, Inc., Class A (L)	7,000	213,990
Seagate Technology PLC	9,900	443,817
Western Digital Corp.	15,200	943,768
		18,134,469
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. (I)	7,200	286,920
Ingram Micro, Inc., Class A (I)	10,100	191,799
		478,719
Internet Software & Services - 4.8%
Google, Inc., Class A (I)	50,721	44,653,247
j2 Global, Inc.	4,300	182,793
The Active Network, Inc. (I)	1,600	12,112
United Online, Inc.	7,000	53,060
VistaPrint NV (I)(L)	6,700	330,779
		45,231,991
IT Services - 6.9%
Accenture PLC, Class A	132,200	9,513,112
Amdocs, Ltd.	31,800	1,179,462
Automatic Data Processing, Inc.	82,700	5,694,722
CACI International, Inc., Class A (I)(L)	2,300	146,027
Cognizant Technology
Solutions Corp., Class A (I)	37,600	2,354,136
Computer Sciences Corp.	5,700	249,489
Fiserv, Inc. (I)	6,200	541,942
FleetCor Technologies, Inc. (I)	2,800	227,640
Global Payments, Inc.	12,300	569,736
IBM Corp.	199,702	38,165,049
Jack Henry & Associates, Inc.	15,900	749,367
ManTech International Corp., Class A	4,800	125,376
NeuStar, Inc., Class A (I)	13,000	632,840
Paychex, Inc. (L)	61,600	2,249,632
Syntel, Inc.	3,100	194,897
Teradata Corp. (I)	16,300	818,749
The Western Union Company	53,900	922,229
Total Systems Services, Inc.	20,400	499,392
		64,833,797
Semiconductors & Semiconductor Equipment - 0.4%
Entropic Communications, Inc. (I)	2,500	10,675
First Solar, Inc. (I)	6,000	268,380
Intel Corp.	121,200	2,935,464

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

U.S. Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group, Ltd.	24,700	$289,237
		3,503,756
Software - 8.8%
ANSYS, Inc. (I)	16,100	1,176,910
BMC Software, Inc. (I)	23,000	1,038,220
Citrix Systems, Inc. (I)	33,000	1,990,890
FactSet Research Systems, Inc. (L)	7,990	814,501
Intuit, Inc.	52,800	3,222,384
MICROS Systems, Inc. (I)(L)	14,300	617,045
Microsoft Corp.	1,345,236	46,450,999
Oracle Corp.	825,439	25,357,486
Rovi Corp. (I)	5,900	134,756
Symantec Corp.	40,800	916,776
Synopsys, Inc. (I)	17,600	629,200
		82,349,167
		239,257,025
Materials - 0.3%
Chemicals - 0.2%
LyondellBasell Industries NV, Class A	15,300	1,013,778
Sigma-Aldrich Corp. (L)	8,800	707,168
		1,720,946
Containers & Packaging - 0.0%
Boise, Inc.	13,500	115,290
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	22,800	629,508
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc. (I)	6,200	81,654
		2,547,398
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	68,705	2,432,157
Frontier Communications Corp. (L)	70,600	285,930
Verizon Communications, Inc.	22,400	1,127,616
		3,845,703
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. (I)	4,100	27,593
NII Holdings, Inc. (I)(L)	18,100	120,727
Sprint Nextel Corp. (I)	83,000	582,660
		730,980
		4,576,683
Utilities - 0.4%
Electric Utilities - 0.3%
American Electric Power Company, Inc.	18,000	806,040
Entergy Corp.	9,050	630,604
Exelon Corp.	28,400	876,992
Portland General Electric Company (L)	5,400	165,186
		2,478,822
Gas Utilities - 0.0%
The Laclede Group, Inc.	2,500	114,150
UGI Corp.	6,500	254,215
		368,365
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc.	12,700	339,090

U.S. Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	24,400	$796,904
		3,983,181
TOTAL COMMON STOCKS (Cost $753,627,579)		$929,351,776

SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,866,067	28,681,016
TOTAL SECURITIES LENDING
COLLATERAL (Cost $28,684,380)		$28,681,016

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	4,189,500	4,189,500
TOTAL SHORT-TERM INVESTMENTS (Cost $4,189,500)		$4,189,500
Total Investments (U.S. Equity Trust)
(Cost $786,501,459) - 102.9%		$962,222,292
Other assets and liabilities, net - (2.9%)		(27,531,082)
TOTAL NET ASSETS - 100.0%		$934,691,210

Utilities Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 88.8%
Consumer Discretionary - 9.4%
Media - 9.4%
Astro Malaysia Holdings Bhd	2,540,500	$2,436,227
Comcast Corp., Special Class A	455,073	18,052,746
Kabel Deutschland Holding AG	15,303	1,680,327
Liberty Global PLC (I)	90,471	6,702,092
Liberty Global PLC, Series C (I)	49,487	3,359,672
Sirius XM Radio, Inc. (L)	41,960	140,566
Telenet Group Holding NV	24,692	1,130,527
Time Warner Cable, Inc.	95,979	10,795,718
		44,297,875
		44,297,875
Energy - 15.6%
Energy Equipment & Services - 1.4%
Ensco PLC, Class A	68,752	3,995,866
Noble Corp.	68,560	2,576,485
		6,572,351
Oil, Gas & Consumable Fuels - 14.2%
Anadarko Petroleum Corp.	27,447	2,358,521
Cabot Oil & Gas Corp.	27,359	1,943,036
Cheniere Energy, Inc. (I)	43,987	1,221,079
CONSOL Energy, Inc.	37,910	1,027,361
Enbridge, Inc. (L)	106,921	4,494,606
Energen Corp.	79,231	4,140,612
EQT Corp.	120,036	9,527,257
Kinder Morgan, Inc.	348,044	13,277,879
Noble Energy, Inc.	52,582	3,157,023
QEP Resources, Inc.	155,141	4,309,817
Spectra Energy Corp.	165,983	5,719,774
The Williams Companies, Inc.	204,512	6,640,505

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
TransCanada Corp. (L)	64,850	$2,792,059
Williams Partners LP	119,524	6,167,438
		66,776,967
		73,349,318
Telecommunication Services - 16.8%
Diversified Telecommunication Services - 10.7%
American Tower Corp.	96,107	7,032,149
Bezeq The
Israeli Telecommunication Corp., Ltd.	3,243,756	4,314,931
BT Group PLC	399,691	1,870,409
CenturyLink, Inc.	118,056	4,173,280
Frontier Communications Corp. (L)	505,890	2,048,855
Portugal Telecom SGPS SA (L)	555,088	2,158,610
TDC A/S	597,044	4,830,124
Telecom Italia RSP	4,993,871	2,759,501
Telefonica Brasil SA, ADR	112,513	2,567,547
Telefonica Deutschland Holding AG	167,788	1,214,491
Verizon Communications, Inc.	84,405	4,248,948
Windstream Corp. (L)	743,642	5,733,480
Xl Axiata Tbk PT	3,303,000	1,602,251
Ziggo NV	138,392	5,524,732
		50,079,308
Wireless Telecommunication Services - 6.1%
Cellcom Israel, Ltd. (L)	170,739	1,575,921
KDDI Corp.	4,800	249,750
MegaFon OAO, GDR	39,297	1,228,356
Mobile TeleSystems OJSC, ADR	320,007	6,060,933
SBA Communications Corp., Class A (I)(L)	48,205	3,572,955
Tele2 AB, B Shares	160,356	1,876,222
Tim Participacoes SA, ADR (L)	321,787	5,985,238
Turkcell Iletisim Hizmetleri AS (I)	567,155	3,287,440
Vodafone Group PLC	1,753,830	5,032,996
		28,869,811
		78,949,119
Utilities - 47.0%
Electric Utilities - 21.0%
American Electric Power Company, Inc.	120,178	5,381,571
CEZ AS	114,130	2,735,451
Cheung Kong Infrastructure Holdings, Ltd.	376,000	2,509,829
Cia Paranaense de Energia, ADR (L)	94,292	1,171,107
CLP Holdings, Ltd.	277,000	2,236,487
Duke Energy Corp.	86,973	5,870,678
Edison International	252,115	12,141,858
EDP - Energias de Portugal SA	4,310,125	13,892,957
EDP - Energias do Brasil SA	744,000	3,727,752
Fortum OYJ	33,818	631,744
Great Plains Energy, Inc.	107,706	2,427,693
Iberdrola SA	670,144	3,517,194
ITC Holdings Corp. (L)	34,028	3,106,756
Light SA	243,980	1,696,986
NextEra Energy, Inc.	92,450	7,532,826
Northeast Utilities	84,993	3,571,406
OGE Energy Corp.	106,797	7,283,555
Pinnacle West Capital Corp.	32,140	1,782,806
Portland General Electric Company (L)	153,526	4,696,360
PPL Corp.	69,458	2,101,799
Red Electrica Corp. SA (L)	110,205	6,044,574
SSE PLC	145,722	3,364,209
Transmissora Alianca de Energia Eletrica SA	157,040	1,523,704
		98,949,302

Utilities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas Utilities - 4.6%
APA Group, Ltd.	111,360	$607,658
China Resources Gas Group, Ltd.	450,000	1,142,967
Enagas SA (L)	261,773	6,466,266
Gas Natural SDG SA (L)	104,000	2,088,195
Hong Kong & China Gas Company, Ltd.	200,000	487,388
Infraestructura Energetica Nova
SAB de CV (I)	215,000	778,035
ONEOK, Inc.	139,012	5,742,586
Questar Corp.	29,370	700,475
Snam SpA	821,480	3,740,526
		21,754,096
Independent Power Producers & Energy Traders - 9.9%
AES Corp.	813,087	9,748,913
Aksa Enerji Uretim As (I)	1,146,074	2,011,726
Calpine Corp. (I)	591,069	12,548,395
China Longyuan Power Group Corp., H Shares	1,223,000	1,259,848
Dynegy, Inc. (I)(L)	6,120	138,006
EDP Renovaveis SA (I)	1,506,689	7,705,662
NRG Energy, Inc.	435,934	11,639,438
Tractebel Energia SA	86,500	1,344,785
		46,396,773
Multi-Utilities - 11.1%
AGL Energy, Ltd.	106,310	1,402,469
Alliant Energy Corp.	56,600	2,853,772
Ameren Corp.	14,340	493,870
CenterPoint Energy, Inc.	220,396	5,177,102
CMS Energy Corp.	429,212	11,661,690
Dominion Resources, Inc.	41,330	2,348,371
DTE Energy Company	14,080	943,501
GDF Suez	201,943	3,937,546
National Grid PLC	102,893	1,163,873
NiSource, Inc.	139,824	4,004,559
PG&E Corp.	40,895	1,870,128
Public Service Enterprise Group, Inc.	252,807	8,256,677
Sempra Energy	95,816	7,833,916
		51,947,474
Water Utilities - 0.4%
Aguas Andinas SA	446,391	317,978
Cia de Saneamento de Minas Gerais	86,400	1,400,924
		1,718,902
		220,766,547
TOTAL COMMON STOCKS (Cost $406,653,817)	$417,362,859
PREFERRED SECURITIES - 7.2%
Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Oi SA	397,700	709,367
Utilities - 7.0%
Electric Utilities - 6.0%
Cia Paranaense de Energia	183,000	2,263,562
Companhia Energetica de Minas Gerais	581,474	5,164,952
Nextera Energy, Inc., 7.000%	92,327	5,608,865
Nextera Energy, Inc., 5.889%	60,840	3,379,054
PPL Corp., 9.500%	97,739	5,122,501
PPL Corp., 8.750%	125,124	6,759,198
		28,298,132
Multi-Utilities - 1.0%
Dominion Resources, Inc., 6.125%	47,530	2,386,006

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Multi-Utilities (continued)
Dominion Resources, Inc., 6.000%	47,530	$2,378,877
		4,764,883
		33,063,015
TOTAL PREFERRED SECURITIES (Cost $36,098,370)		$33,772,382
CORPORATE BONDS - 0.1%
Utilities - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Viridian Group FundCo II, Ltd.
11.125%, 04/01/2017 (S)	$589,000	$605,198
TOTAL CORPORATE BONDS (Cost $605,813)		$605,198
CONVERTIBLE BONDS - 0.7%
Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp.
4.000%, 10/01/2014	$1,393,000	$3,414,587
TOTAL CONVERTIBLE BONDS (Cost $2,831,971)		$3,414,587
SECURITIES LENDING COLLATERAL - 6.5%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	3,048,447	30,506,110
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,507,483)		$30,506,110
Total Investments (Utilities Trust)
(Cost $476,697,454) - 103.3%		$485,661,136
Other assets and liabilities, net - (3.3%)		(15,310,478)
TOTAL NET ASSETS - 100.0%		$470,350,658

Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 93.6%
Consumer Discretionary - 12.3%
Auto Components - 2.0%
Johnson Controls, Inc.	294,496	$10,540,012
Household Durables - 3.0%
Newell Rubbermaid, Inc.	609,742	16,005,728
Multiline Retail - 0.6%
Family Dollar Stores, Inc.	55,986	3,488,488
Specialty Retail - 6.7%
Advance Auto Parts, Inc.	138,289	11,224,918
Ascena Retail Group, Inc. (I)	828,178	14,451,706
Express, Inc. (I)	457,140	9,586,226
		35,262,850
		65,297,078
Consumer Staples - 5.3%
Food & Staples Retailing - 0.8%
Sysco Corp.	116,939	3,994,636
Food Products - 3.5%
ConAgra Foods, Inc.	524,174	18,309,398

Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal Products - 1.0%
Avon Products, Inc.	261,589	$5,501,217
		27,805,251
Energy - 6.0%
Energy Equipment & Services - 1.7%
Noble Corp.	236,911	8,903,115
Oil, Gas & Consumable Fuels - 4.3%
Newfield Exploration Company (I)	457,609	10,932,279
The Williams Companies, Inc.	366,393	11,896,781
		22,829,060
		31,732,175
Financials - 21.1%
Capital Markets - 4.3%
Northern Trust Corp.	226,550	13,117,245
Stifel Financial Corp. (I)	278,315	9,927,496
		23,044,741
Commercial Banks - 7.0%
BB&T Corp.	377,089	12,775,775
Comerica, Inc.	329,665	13,130,557
Wintrust Financial Corp.	287,346	10,999,605
		36,905,937
Insurance - 7.6%
ACE, Ltd.	172,631	15,447,022
Marsh & McLennan Companies, Inc.	376,982	15,049,121
Willis Group Holdings PLC	243,181	9,916,921
		40,413,064
Real Estate Management & Development - 2.2%
Forest City Enterprises, Inc., Class A (I)	637,706	11,421,314
		111,785,056
Health Care - 8.7%
Health Care Equipment & Supplies - 1.8%
CareFusion Corp. (I)	255,915	9,430,468
Health Care Providers & Services - 5.6%
Brookdale Senior Living, Inc. (I)	377,356	9,977,293
HealthSouth Corp. (I)	489,172	14,088,154
Universal Health Services, Inc., Class B	85,492	5,724,544
		29,789,991
Life Sciences Tools & Services - 1.3%
PerkinElmer, Inc.	207,711	6,750,608
		45,971,067
Industrials - 13.8%
Construction & Engineering - 2.1%
Foster Wheeler AG (I)	501,840	10,894,946
Electrical Equipment - 2.4%
The Babcock & Wilcox Company	424,835	12,757,795
Machinery - 5.6%
Ingersoll-Rand PLC	219,901	12,208,904
Snap-on, Inc.	196,973	17,605,447
		29,814,351
Road & Rail - 3.7%
Swift Transportation Company (I)	579,847	9,590,669
Werner Enterprises, Inc.	421,895	10,197,202
		19,787,871
		73,254,963

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information Technology - 11.0%
Communications Equipment - 1.0%
Juniper Networks, Inc. (I)	278,027	$5,368,701
Computers & Peripherals - 2.1%
Diebold, Inc.	325,864	10,978,358
Electronic Equipment, Instruments & Components - 3.6%
Flextronics International, Ltd. (I)	1,557,496	12,055,019
FLIR Systems, Inc.	267,510	7,214,745
		19,269,764
IT Services - 2.5%
Fidelity National Information Services, Inc.	303,992	13,023,017
Office Electronics - 1.8%
Zebra Technologies Corp., Class A (I)	213,642	9,280,608
		57,920,448
Materials - 7.6%
Chemicals - 2.7%
W.R. Grace & Company (I)	168,590	14,168,304
Containers & Packaging - 4.9%
Sealed Air Corp.	662,891	15,876,239
Sonoco Products Company	288,085	9,959,098
		25,835,337
		40,003,641
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.8%
tw telecom, Inc. (I)	518,329	14,585,778
Utilities - 5.0%
Electric Utilities - 2.6%
Edison International	281,466	13,555,403
Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	551,828	12,962,440
		26,517,843
TOTAL COMMON STOCKS (Cost $401,661,077)		$494,873,300
PREFERRED SECURITIES - 0.6%
Health Care - 0.6%
HealthSouth Corp., 6.500%	2,860	3,371,225
TOTAL PREFERRED SECURITIES (Cost $2,475,326)		$3,371,225
CONVERTIBLE BONDS - 1.1%
Health Care - 1.1%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	$5,094,000	$5,998,185
TOTAL CONVERTIBLE BONDS (Cost $4,740,478)		$5,998,185
SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
State Street Institutional Liquid Reserves
Fund, 0.0914% (Y)	27,197,718	27,197,718
TOTAL SHORT-TERM INVESTMENTS (Cost $27,197,718)		$27,197,718
Total Investments (Value Trust) (Cost $436,074,599) - 100.5%		$531,440,428
Other assets and liabilities, net - (0.5%)		(2,543,063)
TOTAL NET ASSETS - 100.0%		$528,897,365

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

BRL	- Brazilian Real
EUR	- Euro
HKD	- Hong Kong Dollar
JPY	- Japanese Yen
NZD	- New Zealand Dollar
PLN	- Polish Zloty
SGD	- Singapore Dollar
THB	- Thai Baht

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
TBA	- To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	- To Be Determined
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2013.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to Financial Statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to Note 11 of the Notes to Financial Statements.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2013.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

John Hancock

601 Congress Street
Boston MA 02210-2805

JHT0A-FP0I-06/13

John Hancock

John Hancock
Variable Insurance Trust

Bond Trusts

June 30, 2013
Portfolio of Investments

John Hancock Variable Insurance Trust
PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust
		Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 26.1%
U.S. Government - 3.4%
U.S. Treasury Bonds 3.125%, 02/15/2043	$22,370,000		$20,908,941
U.S. Treasury Notes
0.875%, 04/30/2017		3,350,000	3,332,466
1.500%, 06/30/2016		2,525,000	2,585,166
1.750%, 05/15/2023		11,138,000	10,424,477
2.250%, 07/31/2018		1,000,000	1,041,016
2.625%, 08/15/2020		720,000	751,950
3.125%, 05/15/2021		255,000	273,647
			39,317,663
U.S. Government Agency - 22.7%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043		2,403,743	2,347,687
4.500%, 09/01/2023 to 10/01/2041		8,792,771	9,270,947
5.000%, 03/01/2041 to 04/01/2041		3,200,853	3,452,363
6.500%, 06/01/2037 to 02/01/2038		535,490	597,189
Federal National Mortgage Association
2.550%, 07/01/2033 (P)		49,248	52,620
2.653%, 08/01/2034 (P)		1,803,157	1,910,207
3.000%, TBA (C)		27,965,000	27,326,264
3.000%, 07/01/2027 to 05/01/2043		13,274,426	13,186,093
3.500%, TBA (C)		8,250,000	8,371,816
3.500%, 02/01/2026 to 06/01/2042		14,441,532	14,803,200
4.000%, TBA (C)		16,250,000	16,924,122
4.000%, 12/01/2024 to 05/01/2042		32,223,128	33,744,391
4.500%, TBA (C)		22,650,000	23,961,222
4.500%, 11/01/2040 to 06/01/2041		26,181,729	27,777,032
5.000%, 05/01/2018 to 04/01/2041		34,911,557	37,976,512
5.500%, 02/01/2018 to 11/01/2039		16,330,163	17,742,764
6.000%, 05/01/2035 to 02/01/2036		9,229,051	10,120,041
6.500%, 02/01/2036 to 06/01/2039		6,228,965	6,945,551
7.000%, 04/01/2017 to 06/01/2032		524,274	598,639
7.500%, 09/01/2029 to 08/01/2031		111,217	129,984
Government National
Mortgage Association
4.000%, TBA (C)		7,500,000	7,859,180
5.000%, 04/15/2035		1,262,313	1,369,215
5.500%, 03/15/2035		875,257	964,219
6.000%, 03/15/2033 to 06/15/2033		603,421	677,849
6.500%, 09/15/2028 to 08/15/2031		153,638	177,144
7.000%, 04/15/2029		66,870	76,892
8.000%, 10/15/2026 to 05/15/2029		83,681	98,144
			268,461,287
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $307,335,077)		$307,778,950

FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.2%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,120,000	968,800
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	8,797,621	710,506
5.830%, 12/31/2033 (P)		3,617,497	869,744
9.224%, 12/15/2035		19,532,033	318,387
			2,867,437
Germany - 0.1%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,456,311

Active Bond Trust (continued)
		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Japan - 0.1%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	$703,884
Mexico - 0.2%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,718,373
Panama - 0.1%
Republic of Panama
8.875%, 09/30/2027	$344,000		474,720
9.375%, 04/01/2029		130,000	188,500
			663,220
Peru - 0.0%
Republic of Peru
9.875%, 02/06/2015		111,000	125,430
United Kingdom - 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	177,360
8.000%, 12/07/2015		125,000	224,969
			402,329
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,036,271)		$7,936,984

CORPORATE BONDS - 41.3%
Consumer Discretionary - 4.6%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	$730,000		771,974
AMC Entertainment, Inc.
8.750%, 06/01/2019		305,000	326,350
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		130,000	131,950
American Standard Americas
10.750%, 01/15/2016 (S)		355,000	372,750
Arcelik AS
5.000%, 04/03/2023 (S)		400,000	358,000
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,120,000	503,193
AutoNation, Inc.
5.500%, 02/01/2020	$870,000		904,800
Brinker International, Inc.
3.875%, 05/15/2023		740,000	693,563
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,255,000	1,386,775
Burlington Holdings LLC, PIK
9.000%, 02/15/2018 (S)		315,000	322,875
CBS Corp.
7.875%, 07/30/2030		1,010,000	1,287,814
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		920,000	961,400
Cinemark USA, Inc.
4.875%, 06/01/2023 (S)		570,000	547,200
7.375%, 06/15/2021		365,000	396,025
Cogeco Cable, Inc.
4.875%, 05/01/2020 (S)		235,000	228,538
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,205,899
CSC Holdings LLC
7.875%, 02/15/2018		665,000	754,775
CST Brands, Inc.
5.000%, 05/01/2023 (S)		320,000	312,000
Darden Restaurants, Inc.
6.800%, 10/15/2037		665,000	707,718

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	$385,000	$408,100
Expedia, Inc.
5.950%, 08/15/2020	880,000	933,508
Ford Motor Company
4.750%, 01/15/2043	800,000	704,418
6.625%, 10/01/2028	230,000	250,576
Ford Motor Credit Company LLC
5.000%, 05/15/2018	951,000	1,013,804
5.875%, 08/02/2021	2,994,000	3,262,637
8.000%, 12/15/2016	949,000	1,111,226
General Motors Financial Company, Inc.
3.250%, 05/15/2018 (S)	205,000	199,363
4.250%, 05/15/2023 (S)	255,000	237,469
Greektown Superholdings, Inc.
13.000%, 07/01/2015	978,000	1,039,125
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,012,990
Hillman Group, Inc.
10.875%, 06/01/2018	785,000	849,763
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	550,000	556,875
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,160,000	1,080,743
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	405,000	429,251
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	915,000	940,163
Landry’s, Inc.
9.375%, 05/01/2020 (S)	650,000	685,750
Limited Brands, Inc.
6.625%, 04/01/2021	1,095,000	1,189,444
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	779,000	763,420
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	895,000	1,026,415
Marina District Finance Company, Inc.
9.500%, 10/15/2015	655,000	681,200
MGM Resorts International
8.625%, 02/01/2019	455,000	514,150
New Look Bondco I PLC
8.375%, 05/14/2018 (S)	265,000	257,050
News America, Inc.
6.150%, 03/01/2037	210,000	227,927
6.400%, 12/15/2035	305,000	340,984
6.650%, 11/15/2037	1,000,000	1,151,797
6.750%, 01/09/2038	108,000	119,669
7.750%, 12/01/2045	491,000	637,211
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,260,000	1,160,800
QVC, Inc.
4.375%, 03/15/2023 (S)	715,000	666,547
5.125%, 07/02/2022	415,000	419,150
RHP Hotel Properties LP
5.000%, 04/15/2021 (S)	130,000	126,100
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)	305,000	329,400
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	875,000	927,500
7.750%, 10/01/2017 (S)	560,000	595,000

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Target Corp.
6.500%, 10/15/2037	$1,800,000	$2,232,877
Time Warner Cable, Inc.
4.500%, 09/15/2042	1,350,000	1,047,974
5.500%, 09/01/2041	750,000	659,713
6.550%, 05/01/2037	930,000	932,132
8.250%, 04/01/2019	510,000	613,796
8.750%, 02/14/2019	775,000	950,932
Time Warner Companies, Inc.
7.570%, 02/01/2024	716,000	893,475
Time Warner Entertainment Company LP
8.375%, 07/15/2033	1,520,000	1,792,832
Time Warner, Inc.
7.625%, 04/15/2031	451,000	568,939
Toll Brothers Finance Corp.
4.375%, 04/15/2023	245,000	227,850
Toys R Us Property Company II LLC
8.500%, 12/01/2017	240,000	249,300
Toys R Us, Inc.
10.375%, 08/15/2017	415,000	415,000
Viacom, Inc.
4.375%, 03/15/2043 (S)	1,142,000	969,701
6.125%, 10/05/2017	1,500,000	1,726,598
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	566,734	254,616
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	600,000	660,000
Yum! Brands, Inc.
6.250%, 03/15/2018	715,000	826,608
6.875%, 11/15/2037	1,130,000	1,352,578
		54,398,045
Consumer Staples - 2.1%
Ajecorp BV
6.500%, 05/14/2022 (S)	825,000	839,850
Alliance One International, Inc.
10.000%, 07/15/2016	1,475,000	1,508,188
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	540,000	696,529
B&G Foods, Inc.
4.625%, 06/01/2021	450,000	429,750
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	800,000	986,965
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)	585,000	614,250
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	1,231,230	1,577,361
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)	950,000	971,375
KazAgro National Management Holding
JSC
4.625%, 05/24/2023 (S)	310,000	285,200
Kraft Foods Group, Inc.
6.125%, 08/23/2018	817,000	958,920
Mondelez International, Inc.
6.125%, 02/01/2018	288,000	332,739
Revlon Consumer Products Corp.
5.750%, 02/15/2021 (S)	670,000	653,250
Rite Aid Corp.
9.250%, 03/15/2020	1,495,000	1,650,106
SABMiller PLC
6.500%, 07/15/2018 (S)	1,715,000	2,034,772
Safeway, Inc.
4.750%, 12/01/2021 (L)	250,000	254,578

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Safeway, Inc. (continued)
5.000%, 08/15/2019	$1,925,000	$2,042,284
6.350%, 08/15/2017	820,000	937,528
7.250%, 02/01/2031	500,000	548,899
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,160,000	1,040,620
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,070,000	1,126,175
TESCO PLC
6.150%, 11/15/2037 (S)	900,000	1,026,808
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,302,709
The Sun Products Corp.
7.750%, 03/15/2021 (S)	585,000	580,613
Tops Holding Corp.
8.875%, 12/15/2017 (S)	336,000	363,720
Tops Holding II Corp., PIK
8.750%, 06/15/2018 (S)	540,000	530,550
Vector Group, Ltd.
7.750%, 02/15/2021	435,000	449,138
YCC Holdings LLC, PIK
10.250%, 02/15/2016	765,000	786,038
		24,528,915
Energy - 4.8%
Afren PLC
10.250%, 04/08/2019 (S)	490,000	547,575
11.500%, 02/01/2016 (S)	400,000	444,000
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,500,000	1,739,696
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	2,245,000	2,222,550
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	489,740
4.750%, 03/10/2019	1,000,000	1,110,081
BreitBurn Energy Partners LP
7.875%, 04/15/2022	485,000	494,700
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,333,787
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	574,818
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	535,000	482,996
DCP Midstream LLC
9.750%, 03/15/2019 (S)	765,000	986,191
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	2,085,000	2,001,600
DCP Midstream Operating LP
3.875%, 03/15/2023	510,000	478,039
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,025,894
Devon Financing Corp. ULC
7.875%, 09/30/2031	874,000	1,132,570
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	536,191
Enbridge Energy Partners LP
7.500%, 04/15/2038	600,000	725,921
Energy Transfer Partners LP
5.200%, 02/01/2022	345,000	364,921
9.700%, 03/15/2019	860,000	1,115,658

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enersis SA
7.375%, 01/15/2014	$633,000	$650,787
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	896,909
6.875%, 03/01/2033	471,000	560,881
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,235,000	1,306,013
EP Energy LLC
7.750%, 09/01/2022	460,000	492,200
EV Energy Partners LP
8.000%, 04/15/2019	725,000	732,250
Exterran Partners LP
6.000%, 04/01/2021 (S)	205,000	201,925
Goodrich Petroleum Corp.
8.875%, 03/15/2019	285,000	280,725
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	490,486
Halcon Resources Corp.
8.875%, 05/15/2021	315,000	305,550
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,540,538
8.125%, 02/15/2019	1,300,000	1,628,894
Kerr-McGee Corp.
6.950%, 07/01/2024	1,130,000	1,350,048
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	500,000	502,304
5.800%, 03/15/2035	402,000	415,585
7.300%, 08/15/2033	603,000	722,459
7.750%, 03/15/2032	285,000	352,389
Linn Energy LLC
6.250%, 11/01/2019 (S)	555,000	528,638
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,500,000	1,458,750
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	930,837
MarkWest Energy Partners LP
6.500%, 08/15/2021	569,000	586,070
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021 (S)	975,000	916,500
Newfield Exploration Company
5.750%, 01/30/2022	840,000	831,600
Nexen, Inc.
5.875%, 03/10/2035	598,000	625,377
6.400%, 05/15/2037	775,000	843,095
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	448,288
NuStar Logistics LP
8.150%, 04/15/2018	551,000	613,543
Offshore Group Investment, Ltd.
7.125%, 04/01/2023 (S)	560,000	550,200
ONEOK Partners LP
6.650%, 10/01/2036	1,435,000	1,595,370
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	500,000	472,500
Penn Virginia Corp.
8.500%, 05/01/2020 (S)	415,000	402,550
Petro-Canada
6.050%, 05/15/2018	1,445,000	1,673,538
Petrobras Global Finance BV
4.375%, 05/20/2023	1,260,000	1,155,178

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petroleos de Venezuela SA
5.375%, 04/12/2027	$930,000	$562,650
Petroleos Mexicanos
4.875%, 01/24/2022	530,000	540,600
Precision Drilling Corp.
6.625%, 11/15/2020	550,000	558,250
Rex Energy Corp.
8.875%, 12/01/2020 (S)	405,000	417,150
Rowan Companies, Inc.
4.875%, 06/01/2022	750,000	773,488
Spectra Energy Capital LLC
6.750%, 02/15/2032	589,000	660,800
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)	270,000	274,050
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,002,739
Talisman Energy, Inc.
6.250%, 02/01/2038	1,025,000	1,101,848
Targa Resources Partners LP
6.375%, 08/01/2022	364,000	381,290
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067	1,260,000	1,313,604
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,120,255
6.800%, 03/15/2038	1,100,000	1,171,181
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	435,000	456,750
Weatherford International, Ltd.
6.500%, 08/01/2036	600,000	607,876
Williams Partners LP
5.250%, 03/15/2020	1,350,000	1,450,238
WPX Energy, Inc.
6.000%, 01/15/2022	590,000	598,850
		56,860,524
Financials - 16.1%
Aflac, Inc.
8.500%, 05/15/2019	585,000	747,412
Alfa Bank OJSC
7.750%, 04/28/2021 (S)	270,000	278,100
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	505,000	581,939
American Express Bank FSB
6.000%, 09/13/2017	1,585,000	1,825,625
American International Group, Inc.
6.250%, 03/15/2037	1,300,000	1,327,625
6.400%, 12/15/2020	750,000	869,374
8.250%, 08/15/2018	470,000	582,658
Aon PLC
4.250%, 12/12/2042	410,000	356,051
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014	750,000	835,125
Assurant, Inc.
4.000%, 03/15/2023	1,260,000	1,218,987
5.625%, 02/15/2014	461,000	473,985
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,687,172
AXA SA
8.600%, 12/15/2030	510,000	617,100
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,440,000	1,409,400

Active Bond Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco de Credito del Peru
4.250%, 04/01/2023 (S)	$498,000		$459,405
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	1,400,000	570,955
Bank of America Corp.
3.300%, 01/11/2023	$495,000		467,568
3.625%, 03/17/2016		1,250,000	1,305,578
5.000%, 05/13/2021		2,485,000	2,648,379
5.650%, 05/01/2018		1,000,000	1,110,587
5.700%, 01/24/2022		800,000	887,584
6.500%, 08/01/2016		550,000	620,002
7.625%, 06/01/2019		1,065,000	1,279,370
Bank of America NA
5.300%, 03/15/2017		355,000	384,919
Bank of Ceylon
6.875%, 05/03/2017 (S)		550,000	555,500
Barclays Bank PLC
10.179%, 06/12/2021 (S)		470,000	596,049
BB&T Corp.
3.200%, 03/15/2016		500,000	523,994
Boardwalk Pipelines LP
3.375%, 02/01/2023		850,000	782,103
Boston Properties LP
3.700%, 11/15/2018		1,043,000	1,095,034
BRE Properties, Inc.
5.500%, 03/15/2017		1,506,000	1,658,999
Camden Property Trust
5.000%, 06/15/2015		804,000	860,312
Capital One Financial Corp.
3.150%, 07/15/2016		1,000,000	1,038,483
3.500%, 06/15/2023 (S)		1,023,000	962,376
4.750%, 07/15/2021		1,795,000	1,892,285
CBRE Services, Inc.
5.000%, 03/15/2023		310,000	293,725
Citigroup, Inc.
3.500%, 05/15/2023		2,400,000	2,154,214
4.450%, 01/10/2017		1,350,000	1,445,174
4.500%, 01/14/2022		2,000,000	2,082,562
5.375%, 08/09/2020		1,500,000	1,657,965
CNA Financial Corp.
6.500%, 08/15/2016		1,310,000	1,483,838
7.250%, 11/15/2023		1,035,000	1,233,970
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)		340,000	361,250
Corrections Corp. of America
4.625%, 05/01/2023 (S)		740,000	725,200
DDR Corp.
4.625%, 07/15/2022		195,000	196,960
7.500%, 04/01/2017		1,755,000	2,034,586
7.875%, 09/01/2020		255,000	310,907
Discover Bank
7.000%, 04/15/2020		525,000	612,438
Discover Financial Services
5.200%, 04/27/2022		1,120,000	1,155,421
Dresdner Bank AG
7.250%, 09/15/2015		627,000	656,669
DTEK Finance PLC
7.875%, 04/04/2018 (S)		840,000	783,300
Entertainment Properties Trust
7.750%, 07/15/2020		921,000	1,045,339
ERP Operating LP
5.125%, 03/15/2016		1,000,000	1,097,510
5.750%, 06/15/2017		1,730,000	1,956,180

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	$950,000	$897,750
First Horizon National Corp.
5.375%, 12/15/2015	455,000	491,552
General Electric Capital Corp.
0.755%, 08/15/2036 (P)	1,020,000	828,245
4.375%, 09/16/2020	615,000	650,752
5.550%, 05/04/2020	1,405,000	1,586,378
5.875%, 01/14/2038	255,000	280,962
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%)
11/15/2067	280,000	291,200
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	1,450,000	1,638,500
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	635,000	539,750
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	1,515,000	1,424,100
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,210,000	1,354,482
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	417,000	417,633
5.500%, 03/30/2020	1,000,000	1,105,487
6.625%, 03/30/2040	500,000	594,902
HBOS PLC
6.000%, 11/01/2033 (S)	990,000	913,344
Health Care REIT, Inc.
4.950%, 01/15/2021	335,000	356,289
6.000%, 11/15/2013	755,000	769,222
6.125%, 04/15/2020	1,535,000	1,743,035
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,083,373
6.500%, 01/17/2017	875,000	977,990
Highwoods Realty LP
5.850%, 03/15/2017	1,250,000	1,365,979
Host Hotels & Resorts LP
3.750%, 10/15/2023	360,000	329,968
5.250%, 03/15/2022	775,000	802,478
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	955,000	958,066
5.750%, 11/16/2020 (S)	595,000	606,189
ING US, Inc.
5.650%, 05/15/2053 (P)(S)	545,000	512,300
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	413,875
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	545,000	602,225
Invesco Finance PLC
3.125%, 11/30/2022	850,000	792,415
iPayment, Inc.
10.250%, 05/15/2018	910,000	746,200
Jefferies Group, Inc.
5.125%, 04/13/2018	600,000	627,001
6.875%, 04/15/2021	1,065,000	1,171,278

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Jefferies Group, Inc. (continued)
8.500%, 07/15/2019	$1,050,000	$1,265,250
JPMorgan Chase & Company
3.375%, 05/01/2023	2,250,000	2,093,830
4.500%, 01/24/2022	1,300,000	1,360,540
4.625%, 05/10/2021	2,020,000	2,134,156
6.300%, 04/23/2019	1,000,000	1,161,220
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	830,000	790,575
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,005,000	1,135,650
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	912,250
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	1,370,000	1,444,427
7.800%, 03/15/2037 (S)	1,155,000	1,354,238
Liberty Property LP
5.500%, 12/15/2016	1,500,000	1,655,700
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,146,147
8.750%, 07/01/2019	720,000	922,761
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,002,000	1,961,319
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066	305,000	304,177
Loews Corp.
2.625%, 05/15/2023	630,000	572,676
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	485,000	512,952
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	570,000	591,640
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,199,877
5.350%, 06/01/2021	1,500,000	1,617,582
MBIA Insurance Corp.
11.537%, 01/15/2033 (S)	850,000	726,750
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	1,350,000	1,553,207
7.750%, 05/14/2038	510,000	583,871
MetLife, Inc.
6.400%, 12/15/2036	705,000	720,863
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,592,652
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,061,151
Morgan Stanley
3.750%, 02/25/2023	1,250,000	1,194,645
4.100%, 05/22/2023	2,210,000	2,040,654
5.500%, 01/26/2020	1,035,000	1,110,499
5.550%, 04/27/2017	1,075,000	1,162,582
5.750%, 01/25/2021	1,045,000	1,133,777
5.950%, 12/28/2017	1,265,000	1,403,105
6.625%, 04/01/2018	470,000	532,541
7.300%, 05/13/2019	1,995,000	2,316,482

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
MPT Operating Partnership LP
6.375%, 02/15/2022	$670,000	$703,500
6.875%, 05/01/2021	475,000	503,500
NANA Development Corp.
9.500%, 03/15/2019 (S)	560,000	560,000
National Retail Properties, Inc.
3.300%, 04/15/2023	1,260,000	1,138,022
Nationstar Mortgage LLC
7.875%, 10/01/2020	1,326,000	1,405,560
9.625%, 05/01/2019	680,000	761,600
10.875%, 04/01/2015	890,000	932,275
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)	1,130,000	1,144,125
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	645,000	630,891
Nordea Bank AB
3.125%, 03/20/2017 (S)	1,300,000	1,337,414
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	1,127,000	1,243,746
Onex USI Aquisition Corp.
7.750%, 01/15/2021 (S)	840,000	827,400
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	415,000	463,092
PNC Financial Services Group, Inc.
2.854%, 11/09/2022	1,720,000	1,568,038
PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	700,000	652,750
ProLogis International Funding II
4.875%, 02/15/2020 (S)	390,000	376,910
ProLogis LP
6.250%, 03/15/2017	1,992,000	2,225,092
Prudential Financial, Inc.
5.200%, 03/15/2044 (P)	250,000	236,250
Prudential Financial, Inc. (5.875% to
09/1/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	935,000	937,338
Rabobank Nederland NV
3.950%, 11/09/2022	400,000	382,290
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,152,000	1,477,440
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,386,018
5.950%, 09/15/2016	530,000	595,095
Regions Financial Corp.
7.750%, 11/10/2014	146,000	157,765
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	825,000	784,636
Santander Holdings USA, Inc.
4.625%, 04/19/2016	240,000	253,145
Sberbank of Russia
6.125%, 02/07/2022 (S)	500,000	521,850
SL Green Realty Corp.
7.750%, 03/15/2020	1,345,000	1,583,752
SLM Corp.
5.500%, 01/25/2023	675,000	642,389

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	$456,000	$474,240
Springleaf Finance Corp.
6.000%, 06/01/2020 (S)	690,000	617,550
State Street Corp.
3.100%, 05/15/2023	1,110,000	1,039,059
Swedbank AB
2.125%, 09/29/2017 (S)	635,000	630,908
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	1,650,000	1,798,457
Synovus Financial Corp.
7.875%, 02/15/2019	395,000	437,463
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	990,000	1,210,189
The Bear Stearns Companies LLC
7.250%, 02/01/2018	455,000	541,608
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	1,000,000	1,115,000
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	755,000	807,850
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	960,000	1,013,030
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,800,000	1,721,173
5.250%, 07/27/2021	2,410,000	2,577,191
5.750%, 01/24/2022	2,160,000	2,381,296
5.950%, 01/18/2018	725,000	810,888
6.150%, 04/01/2018	1,000,000	1,126,450
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	285,000	316,242
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	1,555,000	1,707,350
UBS AG
7.625%, 08/17/2022	935,000	1,025,606
Unum Group
7.125%, 09/30/2016	635,000	734,254
USB Realty Corp.
1.424%, 01/15/2017 (P)(Q)(S)	310,000	266,600
Ventas Realty LP
2.700%, 04/01/2020	495,000	467,726
4.000%, 04/30/2019	715,000	743,215
4.750%, 06/01/2021	1,350,000	1,417,561
Vornado Realty LP
4.250%, 04/01/2015	1,000,000	1,040,969
5.000%, 01/15/2022	1,250,000	1,311,414
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	700,000	738,500
W.R. Berkley Corp.
6.150%, 08/15/2019	699,000	780,959
Wachovia Bank NA
5.850%, 02/01/2037	700,000	780,794
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,054,427
6.750%, 09/02/2019 (S)	580,000	684,685

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Weingarten Realty Investors
3.375%, 10/15/2022	$1,050,000	$962,212
Wells Fargo & Company
3.450%, 02/13/2023	900,000	859,017
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	1,447,000	1,635,110
Weyerhaeuser Company
7.375%, 03/15/2032	1,255,000	1,507,754
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	2,425,000	2,502,501
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,460,912
WR Berkley Corp.
5.375%, 09/15/2020	500,000	543,078
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	1,612,000	1,571,700
		189,786,730
Health Care - 1.3%
Agilent Technologies Inc
3.875%, 07/15/2023	670,000	646,662
Alere, Inc.
6.500%, 06/15/2020 (S)	275,000	266,750
7.250%, 07/01/2018 (S)	690,000	731,400
BioScrip, Inc.
10.250%, 10/01/2015	455,000	481,163
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,172,436
DJO Finance LLC
9.875%, 04/15/2018	175,000	183,313
Endo Health Solutions, Inc.
7.250%, 01/15/2022	885,000	891,638
HCA, Inc.
7.500%, 02/15/2022	755,000	836,163
Medco Health Solutions, Inc.
7.125%, 03/15/2018	575,000	692,463
MModal, Inc.
10.750%, 08/15/2020 (S)	800,000	644,000
Mylan, Inc.
2.600%, 06/24/2018 (S)	1,325,000	1,305,737
7.875%, 07/15/2020 (S)	1,150,000	1,326,758
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	910,000	973,700
Perrigo Company
2.950%, 05/15/2023	1,120,000	1,034,762
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,680,000	1,987,432
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	606,891
VPII Escrow Corp.
7.500%, 07/15/2021 (C)(S)	325,000	337,188
WellPoint, Inc.
6.375%, 06/15/2037	1,000,000	1,164,412
		15,282,868

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials - 4.3%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	$650,000	$651,625
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	405,000	403,988
Air Canada 2013-1 Class A Pass
Through Trust
4.125%, 05/15/2025 (S)	240,000	239,400
Air Canada 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2021 (S)	175,000	174,563
Air Lease Corp.
4.500%, 01/15/2016	190,000	190,950
6.125%, 04/01/2017	400,000	414,000
Aircastle, Ltd.
6.250%, 12/01/2019	510,000	529,763
7.625%, 04/15/2020	290,000	319,000
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	469,876	521,563
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	1,649,839	1,736,456
BC Mountain LLC
7.000%, 02/01/2021 (S)	250,000	255,000
Bombardier, Inc.
7.750%, 03/15/2020 (S)	435,000	482,850
British Airways PLC
4.625%, 06/20/2024 (S)	1,050,000	1,055,792
5.625%, 06/20/2020 (S)	260,000	264,373
Casella Waste Systems, Inc.
7.750%, 02/15/2019	870,000	826,500
Coleman Cable, Inc.
9.000%, 02/15/2018	440,000	466,400
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	654,013	686,713
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	340,389	359,110
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	275,835	306,866
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	193,745	205,370
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	907,950	1,007,824
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	226,182	242,015
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	450,000	462,375
CSX Corp.
7.375%, 02/01/2019	1,540,000	1,898,674
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,374,540	1,498,249
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,214,447	1,372,933

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	$313,777		$336,526
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		570,668	613,468
Ducommun, Inc.
9.750%, 07/15/2018		180,000	196,650
Embraer Overseas, Ltd.
6.375%, 01/15/2020		590,000	646,050
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)		275,000	242,000
Garda World Security Corp.
9.750%, 03/15/2017 (S)		225,000	237,938
General Electric Company
2.700%, 10/09/2022		1,100,000	1,040,406
4.125%, 10/09/2042		460,000	428,529
Glencore Funding LLC
2.500%, 01/15/2019 (S)		900,000	813,894
4.125%, 05/30/2023 (S)		840,000	748,743
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		595,000	639,625
Iron Mountain, Inc.
5.750%, 08/15/2024		680,000	637,500
KOC Holding AS
3.500%, 04/24/2020 (S)		750,000	648,750
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		945,000	1,011,150
Masco Corp.
7.125%, 03/15/2020		580,000	646,700
Navios South American Logistics, Inc.
9.250%, 04/15/2019		945,000	1,013,513
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021		184,985	197,009
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		315,977	345,994
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		1,035,000	1,003,950
7.500%, 09/14/2015 (Q)(S)		365,000	361,350
8.250%, 04/25/2018 (S)	BRL	850,000	345,817
Owens Corning
4.200%, 12/15/2022	$915,000		886,116
Penske Truck Leasing Company LP
3.750%, 05/11/2017 (S)		935,000	977,999
Ply Gem Industries, Inc.
9.375%, 04/15/2017		111,000	117,383
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		350,000	343,000
Steelcase, Inc.
6.375%, 02/15/2021		930,000	1,004,093
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)		475,000	450,063
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		3,275,000	2,849,250
Textron, Inc.
5.600%, 12/01/2017		795,000	871,485
7.250%, 10/01/2019		545,000	646,906
The Dun & Bradstreet Corp.
4.375%, 12/01/2022		1,300,000	1,255,098

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
The Hertz Corp.
6.750%, 04/15/2019	$505,000	$534,038
The Kenan Advantage Group, Inc.
8.375%, 12/15/2018 (S)	800,000	832,000
Tutor Perini Corp.
7.625%, 11/01/2018	890,000	925,600
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	532,704
6.550%, 10/01/2017	945,000	1,093,589
UAL 2007-1 Class C Pass Through Trust
2.663%, 07/02/2014 (P)	1,852,169	1,847,539
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	180,785	207,903
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	561,877	646,159
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,209,026
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	600,910	635,462
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	344,378	361,597
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	1,055,000	1,044,450
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	800,000	852,000
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	880,000	937,200
Waste Management, Inc.
7.750%, 05/15/2032	625,000	825,950
		50,614,524
Information Technology - 0.3%
Aspect Software, Inc.
10.625%, 05/15/2017	750,000	751,875
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,175,000	1,210,250
First Data Corp.
11.750%, 08/15/2021 (S)	500,000	450,000
Global Generations Merger Sub, Inc.
11.000%, 12/15/2020 (S)	680,000	751,400
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,131,128
		4,294,653
Materials - 2.8%
Alcoa, Inc.
5.720%, 02/23/2019	560,000	569,903
Allegheny Technologies, Inc.
5.950%, 01/15/2021	300,000	318,558
9.375%, 06/01/2019	1,270,000	1,566,526
American Gilsonite Company
11.500%, 09/01/2017 (S)	980,000	1,031,450
ArcelorMittal
10.350%, 06/01/2019	580,000	685,850
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	518,751	549,876
Barrick Gold Corp.
4.100%, 05/01/2023 (S)	760,000	634,581
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,335,000	1,415,100

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
CF Industries, Inc.
7.125%, 05/01/2020	$1,315,000	$1,572,572
Commercial Metals Company
7.350%, 08/15/2018	645,000	691,763
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	755,000	792,750
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	481,000	486,337
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,049,103
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	700,000	696,500
EuroChem Mineral & Chemical Company
OJSC
5.125%, 12/12/2017 (S)	375,000	368,438
Evraz Group SA
6.500%, 04/22/2020 (S)	800,000	720,000
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	900,000	814,105
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	830,000	925,113
7.250%, 06/01/2028	345,000	430,648
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	510,000	467,241
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	330,000	361,414
International Paper Company
9.375%, 05/15/2019	495,000	646,735
JMC Steel Group
8.250%, 03/15/2018 (S)	225,000	219,938
LyondellBasell Industries NV
5.000%, 04/15/2019	2,280,000	2,479,817
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	840,000	837,900
Metinvest BV
8.750%, 02/14/2018 (S)	870,000	809,100
Neenah Paper, Inc.
5.250%, 05/15/2021 (S)	260,000	253,500
OJSC Novolipetsk Steel
4.450%, 02/19/2018 (S)	325,000	302,250
Polymer Group, Inc.
7.750%, 02/01/2019	210,000	218,400
Pretium Packaging LLC
11.500%, 04/01/2016	290,000	310,300
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	415,000	425,375
8.250%, 01/15/2021 (S)	400,000	400,000
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015	339,000	362,607
Rock-Tenn Company
4.000%, 03/01/2023	1,000,000	962,972
Severstal Columbus LLC
10.250%, 02/15/2018	180,000	186,525
SunCoke Energy, Inc.
7.625%, 08/01/2019	340,000	352,750
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	649,000	689,563
The Dow Chemical Company
3.000%, 11/15/2022	270,000	250,964
4.125%, 11/15/2021	1,000,000	1,022,117
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	825,000	680,625

Active Bond Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Valspar Corp.
4.200%, 01/15/2022	$1,000,000		$1,018,555
Vedanta Resources PLC
7.125%, 05/31/2023 (S)		600,000	567,000
Vulcan Materials Company
7.500%, 06/15/2021		225,000	252,000
Walter Energy, Inc.
9.875%, 12/15/2020 (S)		670,000	582,900
Westvaco Corp.
7.950%, 02/15/2031		1,315,000	1,519,212
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)		700,000	705,291
4.950%, 11/15/2021 (S)		900,000	870,868
			33,075,092
Telecommunication Services - 2.4%
American Tower Corp.
4.700%, 03/15/2022		805,000	811,491
5.900%, 11/01/2021		1,500,000	1,667,997
AT&T, Inc.
4.350%, 06/15/2045		285,000	248,243
5.350%, 09/01/2040		580,000	587,465
CenturyLink, Inc.
5.625%, 04/01/2020		290,000	292,900
5.800%, 03/15/2022		740,000	728,900
6.450%, 06/15/2021		645,000	672,413
7.600%, 09/15/2039		1,630,000	1,548,500
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		620,000	658,750
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		1,195,000	1,284,445
6.113%, 01/15/2020 (S)		1,320,000	1,514,049
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		1,358,000	1,885,264
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		830,000	859,050
Digicel, Ltd.
7.000%, 02/15/2020 (S)		300,000	303,000
Embarq Corp.
7.995%, 06/01/2036		1,092,000	1,153,102
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,215,000	2,183,339
7.628%, 06/15/2016 (S)		1,530,000	1,604,231
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		375,000	381,563
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		345,000	327,840
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,110,000	460,147
PAETEC Holding Corp.
9.875%, 12/01/2018	$436,000		481,780
SBA Tower Trust
2.933%, 12/15/2017 (S)		855,000	862,574
3.598%, 04/15/2018 (S)		850,000	840,777
5.101%, 04/17/2017 (S)		675,000	738,094
Softbank Corp.
4.500%, 04/15/2020 (S)		900,000	867,375
Sprint Capital Corp.
6.875%, 11/15/2028		750,000	720,000
Telecom Italia Capital SA
6.999%, 06/04/2018		675,000	741,768
7.200%, 07/18/2036		670,000	660,353

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telefonica Emisiones SAU
6.421%, 06/20/2016	$1,505,000	$1,652,210
Verizon Communications, Inc.
6.900%, 04/15/2038	715,000	879,731
Verizon New York, Inc.
7.000%, 12/01/2033	500,000	509,232
		28,126,583
Utilities - 2.6%
AES Corp.
4.875%, 05/15/2023	185,000	172,513
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,219,163
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	403,000	409,029
BVPS II Funding Corp.
8.890%, 06/01/2017	494,000	525,851
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	706,696
CMS Energy Corp.
5.050%, 03/15/2022	1,375,000	1,484,770
Commonwealth Edison Company
5.800%, 03/15/2018	585,000	679,351
DPL, Inc.
7.250%, 10/15/2021	960,000	993,600
Dynegy, Inc.
5.875%, 06/01/2023 (S)	335,000	304,850
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	400,000	382,400
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,061,030
Exelon Generation Company LLC
4.250%, 06/15/2022	895,000	894,608
5.600%, 06/15/2042	471,000	473,686
FirstEnergy Corp.
4.250%, 03/15/2023	1,190,000	1,105,008
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,278,000	1,335,510
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	785,000	808,550
Israel Electric Corp. Ltd.
5.625%, 06/21/2018 (S)	900,000	912,384
6.875%, 06/21/2023 (S)	430,000	419,104
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,020,000	1,085,888
LBC Tank Terminals Holding
Netherlands BV
6.875%, 05/15/2023 (S)	200,000	200,500
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	811,782
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	410,000	427,425
NiSource Finance Corp.
4.800%, 02/15/2044	1,260,000	1,142,164
6.400%, 03/15/2018	672,000	780,351
NRG Energy, Inc.
7.625%, 01/15/2018	755,000	807,850
8.250%, 09/01/2020	730,000	786,575

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	$1,350,000	$1,392,121
PNM Resources, Inc.
9.250%, 05/15/2015	464,000	524,320
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,098,391
3.500%, 12/01/2022	1,170,000	1,118,642
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	605,000	624,663
PPL Energy Supply LLC
6.500%, 05/01/2018	1,000,000	1,158,066
PSEG Power LLC
8.625%, 04/15/2031	736,000	1,013,405
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	470,633	486,288
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	660,000	693,000
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	811,654
TransAlta Corp.
6.650%, 05/15/2018	1,157,000	1,309,269
W3A Funding Corp.
8.090%, 01/02/2017	309,262	313,018
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	735,000	779,100
		31,252,575
TOTAL CORPORATE BONDS (Cost $472,352,782)	$488,220,509

CAPITAL PREFERRED SECURITIES - 1.0%
Financials - 1.0%
Allfirst Preferred Capital Trust
1.777%, 07/15/2029 (P)	1,025,000	886,625
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	1,315,000	1,310,069
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,350,000	1,357,425
MetLife Capital Trust IV (7.875% to
12/15/2037 then 3 month
LIBOR + 3.960%)
12/15/2067 (S)	200,000	238,181
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	650,000	858,000
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	245,000	265,825
Sovereign Capital Trust VI
7.908%, 06/13/2036	390,000	410,475
State Street Capital Trust IV
1.273%, 06/15/2037 (P)	1,685,000	1,366,147

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
SunTrust Preferred Capital I
4.000%, 08/12/2013 (P)(Q)	$425,000	$367,625
USB Capital IX
3.500%, 08/12/2013 (P)(Q)	1,745,000	1,518,150
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	715,000	765,050
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	1,845,000	1,964,925
		11,308,497
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $10,672,477)	$11,308,497

CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	220,000	418,275
TOTAL CONVERTIBLE BONDS (Cost $237,588)	$418,275

TERM LOANS (M) - 0.2%
Consumer Discretionary - 0.0%
CCM Merger, Inc.
5.000%, 03/01/2017	430,213	428,600
Financials - 0.1%
iStar Financial, Inc.
4.500%, 09/28/2017	219,376	222,118
Walter Investment Management Corp.
5.750%, 11/28/2017	336,875	337,633
		559,751
Industrials - 0.1%
Delta Air Lines, Inc.
4.000%, 10/18/2018	498,750	497,348
WP CPP Holdings LLC
4.750%, 12/27/2019	248,750	251,238
		748,586
Materials - 0.0%
Fortescue Metals Group Finance PTY, Ltd.
5.250%, 10/18/2017	545,875	542,236
Utilities - 0.0%
La Frontera Generation LLC
4.500%, 09/30/2020	300,000	297,750
TOTAL TERM LOANS (Cost $2,560,238)	$2,576,923

MUNICIPAL BONDS - 0.3%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,518,172
State of Illinois, GO
5.100%, 06/01/2033	570,000	537,499
TOTAL MUNICIPAL BONDS (Cost $2,580,716)	$3,055,671

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.6%
Commercial & Residential - 16.9%
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
1.941%, 12/25/2046	11,188,669	816,118

Active Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.413%, 06/25/2045 (P)	$1,515,819	$1,348,421
Series 2004-4, Class 5A,
2.416%, 02/25/2045 (P)	1,365,812	1,344,290
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	864,365
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	2,850,000	3,198,917
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.223%, 10/10/2045 (S)	220,149,767	621,703
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,638,783
Series 2007-3, Class AMF,
5.317%, 06/10/2049	900,000	972,175
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,350,000	1,432,273
Series 2007-1, Class A3,
5.449%, 01/15/2049	607,507	615,329
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	448,293	453,254
Series 2006-4, Class AM,
5.675%, 07/10/2046	1,590,000	1,760,640
Series 2007-3, Class AM,
5.857%, 06/10/2049 (P)	1,000,000	1,081,218
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,235,000	1,369,630
Series 2006-2, Class AM,
5.954%, 05/10/2045 (P)	930,000	1,010,184
Bayview Commercial Asset Trust,
Series 2008-1, Class A4
1.690%, 01/25/2038 (P)(S)	1,760,000	920,142
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1,
0.733%, 08/25/2035 (P)	1,236,621	1,088,339
Series 2005-5, Class 1A4,
0.753%, 07/25/2035 (P)	1,153,979	1,039,347
Series 2004-12, Class 1A1,
0.893%, 01/25/2035 (P)	1,634,724	1,584,613
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	1,200,954	1,248,627
Series 2003-AC4, Class A,
5.500%, 09/25/2033	1,288,321	1,314,068
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2006-T24, Class X2 IO,
0.622%, 10/12/2041 (S)	99,367,208	149,846
Series 2004-T16, Class X1 IO,
0.942%, 02/13/2046 (S)	22,426,296	191,117
Series 2004-PWR5, Class X1 IO,
1.030%, 07/11/2042 (S)	21,948,548	230,504
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.403%, 12/25/2036 (P)	1,245,612	794,429

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
CD Commercial Mortgage Trust,
Series 2007-CD4, Class AMFX
5.366%, 12/11/2049 (P)	$1,700,000	$1,715,815
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.939%, 03/15/2049 (P)	1,614,000	1,766,972
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.392%, 07/15/2044 (P)	400,000	404,971
Commercial Mortgage Pass
Through Certificates
Series 2012-CR5, Class XA IO,
2.086%, 12/10/2045	10,655,034	1,198,734
Series 2012-CR2, Class XA IO,
2.120%, 08/15/2045	16,627,871	1,946,957
Series 2012-LC4, Class XA IO,
2.688%, 12/10/2044 (S)	6,160,268	893,670
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	730,000	755,335
Series 2012-LC4, Class C,
5.824%, 12/10/2044 (P)	1,475,000	1,546,568
Series 2007-C3, Class AM,
5.871%, 06/15/2039 (P)	1,051,000	1,101,076
Series 2007-C9, Class A4,
5.993%, 12/10/2049 (P)	2,050,000	2,323,808
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-HYB2, Class 4A,
2.542%, 07/20/2034 (P)	2,663,018	2,639,522
Series 2005-12, Class 2A5,
5.500%, 05/25/2035	59,036	58,442
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.520%, 02/15/2038 (S)	36,418,467	200,156
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.642%, 07/19/2044 (P)	1,578,322	1,403,260
Extended Stay America Trust
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	850,000	826,659
Series 2013-ESFL, Class DFL,
3.334%, 12/05/2031 (P)(S)	545,000	548,809
Series 2013-ESHM, Class M,
7.625%, 12/05/2019 (S)	800,000	803,561
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,795,000	1,838,453
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	1,150,000	1,171,051
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	861,091
Series 2011-K10, Class B,
4.756%, 11/25/2049 (P)(S)	1,000,000	991,462
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.707%, 06/10/2048 (S)	51,408,141	374,251
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,672,955
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR2, Class 3A
3.528%, 08/19/2034 (P)	1,753,208	1,677,408

Active Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 6.056%, 07/10/2038 (P)	$1,790,000	$1,955,688
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.924%, 07/10/2039 (S)	71,036,542	796,533
Series 2013-KYO, Class D,
2.793%, 11/08/2029 (P)(S)	1,295,000	1,292,382
Series 2011-ALF, Class XA1 IO,
3.566%, 02/10/2021 (S)	14,239,459	93,980
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,515,450
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	859,800	795,774
Series 2007-GG10, Class A4,
5.982%, 08/10/2045 (P)	2,000,000	2,228,280
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.654%, 09/25/2035 (P)	908,691	879,792
Series 2004-9, Class B1,
3.122%, 08/25/2034 (P)	1,523,161	838,122
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	24,623,133	172,362
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	29,452,064	206,164
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	32,881,022	230,167
Series 2005-9, Class 2A1C,
0.642%, 06/20/2035 (P)	1,719,880	1,505,600
Series 2005-11, Class X IO,
2.034%, 08/19/2045	5,582,182	250,203
Series 2004-11, Class X1 IO,
2.070%, 01/19/2035	9,822,833	673,127
Series 2005-8, Class 1X IO,
2.219%, 09/19/2035	8,446,958	676,002
Series 2004-7, Class 2A3,
2.528%, 11/19/2034 (P)	393,056	332,439
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
1.000%, 10/25/2036	15,637,920	1,190,828
Series 2005-AR18, Class 2X IO,
1.739%, 10/25/2036	23,945,578	1,009,138
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.237%, 05/15/2048 (S)	22,707,866	1,207,332
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8, Class X IO,
0.729%, 05/15/2045	72,857,376	1,096,941
Series 2011-C3A, Class XA IO,
1.474%, 02/15/2046 (S)	26,541,190	1,383,990
Series 2012-HSBC Class XA IO,
1.582%, 07/05/2032 (S)	16,335,000	1,777,183
Series 2011-C4, Class XA IO,
1.755%, 07/15/2046 (S)	35,241,622	2,170,954
Series 2013-JWRZ, Class D,
3.183%, 04/15/2030 (P)(S)	705,000	709,250
Series 2012-PHH, Class D,
3.460%, 10/15/2025 (P)(S)	595,000	599,741
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	772,957	777,518

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	$1,250,000	$1,376,566
Series 2005-LDP5, Class A4,
5.367%, 12/15/2044 (P)	5,990,000	6,463,402
Series 2006-LDP9, Class AM,
5.372%, 05/15/2047	4,391,000	4,632,378
Series 2005-LDP5, Class AM,
5.409%, 12/15/2044 (P)	3,975,000	4,295,556
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,383,197	4,852,168
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	1,700,000	1,854,671
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	1,990,000	2,204,508
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	4,530,000	4,627,042
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	4,805,000	4,808,666
Series 2006-LDP7, Class AM,
6.056%, 04/15/2045 (P)	1,320,000	1,450,295
Series 2007-LD12, Class AM,
6.197%, 02/15/2051 (P)	2,700,000	2,921,470
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.960%, 02/15/2040 (S)	28,678,249	313,941
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,049,866
Series 2006-C6, Class AM,
5.413%, 09/15/2039	1,885,000	2,066,226
Series 2006-C4, Class AJ,
6.081%, 06/15/2038 (P)	700,000	698,297
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.672%, 04/21/2034 (P)	807,109	816,823
Series 2004-8, Class 5A1,
2.717%, 08/25/2034 (P)	2,027,358	2,004,940
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	860,290	916,483
Merrill Lynch Mortgage Investors Trust
Series 2005-A, Class A1,
0.653%, 03/25/2030 (P)	93,712	87,682
Series 2007-3, Class M1,
3.363%, 09/25/2037 (P)	373,980	191,821
Series 2007-3, Class M2,
3.363%, 09/25/2037 (P)	324,273	33,513
Series 2007-3, Class M3,
3.363%, 09/25/2037 (P)	99,949	3,198
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.180%, 07/12/2038 (S)	199,159,848	936,250
Series 2005-CIP1, Class XP IO,
0.363%, 07/12/2038	99,791,913	37,422
Series 2006-C2, Class X IO,
0.550%, 08/12/2043 (S)	81,748,390	819,446
Series 2008-C1, Class X IO,
0.557%, 02/12/2051 (S)	39,172,735	645,332
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,588,012	1,649,633

Active Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class AM 5.419%, 08/12/2048	$1,760,000	$1,863,592
ML-CFC Commercial Mortgage Trust
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,950,000	1,965,994
Series 2006-2, Class B,
6.093%, 06/12/2046 (P)(S)	521,000	486,617
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class XA IO,
1.901%, 02/15/2046	8,696,365	913,188
Series 2012-C5, Class XA IO,
2.081%, 08/15/2045 (S)	15,328,087	1,575,942
Series 2012-C6, Class XA IO,
2.339%, 11/15/2045 (S)	11,900,192	1,387,717
Series 2013-C7, Class C,
4.328%, 02/15/2046 (P)	515,000	479,252
Morgan Stanley Capital I Trust
Series 2005-T17, Class X1 IO,
0.797%, 12/13/2041 (S)	57,646,660	446,531
Series 2005-IQ9, Class X1 IO,
1.191%, 07/15/2056 (S)	26,236,020	544,424
Series 2011-C3, Class XA IO,
1.520%, 07/15/2049 (S)	21,778,427	1,121,480
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,337,535
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,095,000	1,189,674
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	1,755,000	1,947,283
Series 2006-HQ8, Class AM,
5.646%, 03/12/2044 (P)	1,765,000	1,916,326
Series 2007-IQ14, Class AM,
5.876%, 04/15/2049 (P)	1,325,000	1,332,714
Series 2006-T23, Class A4,
5.987%, 08/12/2041 (P)	1,469,000	1,635,197
MortgageIT Trust, Series 2005-2,
Class 1A2 0.523%, 05/25/2035 (P)	1,144,685	1,064,375
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	3,350,000	3,236,234
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	565,500
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.531%, 12/25/2045	9,692,210	443,860
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	240,171	246,838
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.392%, 05/20/2035 (P)	204,648	181,597
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A,
2.220%, 10/25/2057 (P)(S)	860,139	872,617
Series 2012-3A, Class M1,
2.660%, 12/25/2059 (P)(S)	605,000	613,716
Structured Asset Securities Corp.
Series 2003-6A, Class B1,
2.602%, 03/25/2033 (P)	577,922	413,507
Series 1998-RF2, Class A,
7.235%, 07/15/2027 (P)(S)	169,048	170,673

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.798%, 03/25/2044 (P)	$1,234,111	$1,214,176
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	2,300,000	2,573,422
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	820,000	840,484
Series 2012-C1, Class C,
5.720%, 05/10/2045 (P)(S)	585,000	611,992
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.968%, 05/10/2063 (S)	19,270,953	1,854,637
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.443%, 03/15/2042 (S)	35,223,964	154,704
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	1,862,483	1,944,315
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	1,030,084
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	2,517,405
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,580,000	2,733,802
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 6.098%, 03/23/2045 (P)(S)	707,771	711,395
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.483%, 12/25/2045 (P)	1,699,368	1,527,598
Series 2005-AR2, Class 2A3,
0.543%, 01/25/2045 (P)	940,320	839,694
Series 2005-AR8, Class 2AB3,
0.553%, 07/25/2045 (P)	1,041,428	903,922
Series 2005-AR2, Class 2A1B,
0.563%, 01/25/2045 (P)	2,403,868	2,106,680
Series 2004-AR8, Class A2,
0.588%, 06/25/2044 (P)	1,146,345	1,008,386
Series 2005-AR8, Class 2AB2,
0.613%, 07/25/2045 (P)	2,668,451	2,328,901
Series 2005-AR6, Class X IO,
1.000%, 04/25/2045	12,062,812	775,969
Series 2005-AR13, Class X IO,
1.470%, 10/25/2045	15,496,487	716,713
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	480,151	482,750
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.668%, 04/16/2035 (P)(S)	935,000	717,155
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR3, Class 1A2,
2.639%, 03/25/2035 (P)	856,476	814,900
Series 2005-AR5, Class 1A1,
2.670%, 04/25/2035 (P)	893,722	871,022
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.860%, 03/15/2044 (S)	25,907,292	1,899,885

Active Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WF-RBS Commercial
Mortgage Trust (continued)
Series 2012-C10, Class XA IO,
1.993%, 12/15/2045 (S)	$7,940,261	$904,253
Series 2012-C9, Class XA IO,
2.432%, 11/15/2045 (S)	19,619,769	2,578,999
		199,547,479
U.S. Government Agency - 5.7%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.516%, 11/25/2020	57,103,495	1,171,592
Series K026, Class X1 IO,
1.178%, 11/25/2022	11,279,231	853,319
Series KAIV, Class X1 IO,
1.388%, 06/25/2021	26,592,212	2,103,151
Series K022, Class X1 IO,
1.433%, 07/25/2022	13,892,153	1,247,501
Series K014, Class X1 IO,
1.439%, 04/25/2021	5,587,684	436,219
Series K017, Class X1 IO,
1.600%, 12/25/2021	6,732,207	624,661
Series K018, Class X1 IO,
1.606%, 01/25/2022	7,939,726	742,801
Series K708, Class X1 IO,
1.643%, 01/25/2019	12,218,301	875,991
Series K021, Class X1 IO,
1.646%, 06/25/2022	13,755,886	1,429,484
Series K709, Class X1 IO,
1.676%, 03/25/2019	8,272,103	612,351
Series K707, Class X1 IO,
1.694%, 12/25/2018	11,666,701	838,334
Series K705, Class X1 IO,
1.901%, 09/25/2018	15,898,574	1,243,984
Series K710, Class X1 IO,
1.914%, 05/25/2019	5,978,121	520,676
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	941,933
Series 4042, Class PI IO,
3.000%, 05/15/2027	14,155,693	1,589,292
Series 3632, Class AP,
3.000%, 02/15/2040	4,271,209	4,453,837
Series 290, Class IO,
3.500%, 11/15/2032	4,182,552	839,981
Series 3630, Class BI IO,
4.000%, 05/15/2027	370,200	10,432
Series 3908, Class PA,
4.000%, 06/15/2039	1,563,060	1,643,861
Series 3943, Class DI IO,
4.000%, 11/15/2039	5,211,813	799,243
Series 3623, Class LI IO,
4.500%, 01/15/2025	1,076,806	82,707
Series 3830, Class NI IO,
4.500%, 01/15/2036	5,885,089	713,343
Series 3794, Class PI IO,
4.500%, 02/15/2038	1,966,774	218,483
Series 4030, Class BI IO,
5.000%, 01/15/2042	4,071,365	800,699
Series 4077, Class IK IO,
5.000%, 07/15/2042	2,351,840	602,572
Series 3581, Class IO,
6.000%, 10/15/2039	1,170,195	172,847

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-41, Class 3A,
6.705%, 07/25/2032 (P)	$114,945	$134,761
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.749%, 02/25/2022	13,483,782	568,989
Series 2012-21, Class PA,
2.000%, 03/25/2041	9,075,254	9,055,506
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,317,163	2,240,896
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	4,206,292	837,926
Series 2012-19, Class JA,
3.500%, 03/25/2041	3,169,134	3,378,421
Series 2011-146, Class MA,
3.500%, 08/25/2041	2,300,000	2,055,466
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	3,429,368	769,150
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	1,050,249	22,280
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	1,105,329	25,895
Series 2010-15, Class KA,
4.000%, 03/25/2039	2,011,902	2,121,945
Series 402, Class 4 IO,
4.000%, 10/25/2039	2,982,515	341,352
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,825,399	325,056
Series 2011-41, Class KA,
4.000%, 01/25/2041	2,779,108	2,937,592
Series 2011-86, Class NA,
4.000%, 01/25/2041	4,563,699	4,858,592
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	1,564,119	140,842
Series 398, Class C3 IO,
4.500%, 05/25/2039	1,220,921	170,103
Series 401, Class C2 IO,
4.500%, 06/25/2039	1,091,792	114,997
Series 402, Class 7 IO,
4.500%, 11/25/2039	2,788,172	405,793
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	1,560,545	123,571
Series 407, Class 21 IO,
5.000%, 01/25/2039	1,420,537	157,168
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	2,725,399	334,649
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	3,619,000	385,934
Series 407, Class 15 IO,
5.000%, 01/25/2040	2,350,359	324,564
Series 407, Class 16 IO,
5.000%, 01/25/2040	414,528	49,496
Series 407, Class 17 IO,
5.000%, 01/25/2040	436,809	64,320
Series 407, Class 8 IO,
5.000%, 03/25/2041	945,781	154,929
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,903,386	308,033
Series 407, Class C6 IO,
5.500%, 01/25/2040	6,880,520	1,320,123
Series 2010-135, Class TS IO,
5.827%, 12/25/2040	6,897,226	972,595

Active Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2001-50, Class BA,
7.000%, 10/25/2041	$28,153	$32,405
Series 2002-W3, Class A5,
7.500%, 11/25/2041	158,362	185,956
Government National
Mortgage Association
Series 2012-70, Class IO,
0.963%, 08/16/2052	12,885,898	874,875
Series 2012-120, Class IO,
1.014%, 02/16/2053	15,812,975	1,325,159
Series 2012-114, Class IO,
1.029%, 01/16/2053	16,022,686	1,526,401
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	3,982,403	587,792
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	2,235,110	112,115
Series 2010-147, Class SA IO,
5.978%, 05/20/2040	7,391,773	1,228,654
Series 2010-85, Class SB IO,
6.408%, 03/16/2040	6,288,485	1,123,386
		67,266,981
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $271,319,806)	$266,814,460

ASSET BACKED SECURITIES - 4.3%
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1,
0.553%, 09/25/2034 (P)	675,236	662,399
Series 2005-4, Class M1,
0.643%, 10/25/2035 (P)	1,585,000	1,340,371
Ameriquest Mortgage Securities Inc
Asset-backed Pass-through
0.603%, 01/25/2036 (P)	900,000	742,073
Ameriquest Mortgage Securities, Inc.,
Series 2005-R3, Class M2
0.663%, 05/25/2035 (P)	1,100,000	990,642
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	5,668	5,701
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.743%, 05/25/2034 (P)	787,412	763,652
Series 2003-W10, Class M1,
1.273%, 01/25/2034 (P)	629,445	602,320
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	900,000	915,188
Asset Backed Funding Certificates
Series 2005-HE1, Class M1,
0.613%, 03/25/2035 (P)	1,065,574	993,161
Series 2005-AQ1, Class A4,
5.010%, 06/25/2035	729,614	738,769
Asset Backed Securities Corp. Home
Equity, Series 2006-HE1, Class A3
0.393%, 01/25/2036 (P)	804,436	741,770
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.545%, 02/28/2041 (P)	372,822	368,134
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.433%, 07/25/2036 (P)(S)	1,776,668	1,619,748

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Carrington Mortgage Loan Trust,
Series 2005-OPT2, Class M2
0.643%, 05/25/2035 (P)	$591,916	$573,149
Centex Home Equity
Series 2005-A, Class M4,
0.993%, 01/25/2035 (P)	236,916	176,658
Series 2004-D, Class AF4,
4.680%, 06/25/2032	628,440	654,623
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.991%, 06/25/2037 (P)	720,484	729,782
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	1,987,519	1,985,255
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.100%, 08/15/2025	11,804	11,736
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2,
0.373%, 06/25/2036 (P)	401,157	383,595
Series 2004-10, Class AF5B,
5.110%, 02/25/2035	1,315,462	1,378,884
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.633%, 04/25/2036 (P)	1,182,031	1,148,430
Series 2006-MH1, Class B1,
5.938%, 10/25/2036 (S)	2,560,000	1,291,451
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,770,000	1,715,174
CSMC Trust, Series 2006-CF2, Class M1
0.663%, 05/25/2036 (P)(S)	1,225,000	1,173,665
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	4,656,031	4,968,558
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.653%, 11/25/2035 (P)	1,400,000	1,274,036
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034	243,164	224,153
Series 2004-1, Class M3,
5.260%, 04/25/2034	303,746	205,099
Fremont Home Loan Trust, Series 2005-1,
Class M3
0.958%, 06/25/2035 (P)	840,000	794,674
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	900,000	863,183
GSAA Trust, Series 2005-10, Class M3
0.743%, 06/25/2035 (P)	1,545,000	1,438,349
GSAMP Trust, Series 2006-NC1,
Class A2
0.373%, 02/25/2036 (P)	735,324	682,815
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.493%, 03/25/2035 (P)(S)	1,751,907	1,671,048
Home Equity Asset Trust, Series 2005-5,
Class M1
0.673%, 11/25/2035 (P)	1,150,000	1,115,946
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3
0.563%, 10/25/2035 (P)	670,000	618,841

Active Bond Trust (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Leaf Receivables Funding 6 LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	$9,645	$9,645
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.243%, 02/25/2034 (P)	155,495	141,106
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.893%, 08/25/2037 (P)	467,486	454,845
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.943%, 09/25/2035 (P)	465,176	420,731
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.643%, 03/25/2035 (P)	780,000	740,228
Series 2005-3, Class M1,
0.673%, 07/25/2035 (P)	325,000	319,193
NovaStar Home Equity Loan,
Series 2004-4, Class M3
1.273%, 03/25/2035 (P)	564,264	562,977
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.093%, 01/25/2034 (P)	580,770	529,083
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.713%, 01/25/2036 (P)	1,215,529	1,191,979
Series 2004-WHQ2, Class M2,
1.138%, 02/25/2035 (P)	1,470,720	1,466,810
People’s Choice Home Loan
Securities Trust, Series 2005-1,
Class M3
1.063%, 01/25/2035 (P)	930,000	921,274
RAMP Trust
Series 2005-RS3, Class M1,
0.613%, 03/25/2035 (P)	755,000	703,528
Series 2004-RZ3, Class AI-4,
4.572%, 05/25/2033 (P)	112,904	109,456
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	123,360	119,239
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	189,947	190,386
Series 2005-2, Class AF4,
4.934%, 08/25/2035	660,000	632,397
Sonic Capital LLC, Series 2011-1A,
Class A2
5.438%, 05/20/2041 (S)	987,800	1,064,753
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3
0.373%, 05/25/2036 (P)	544,091	504,291
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D
0.493%, 12/25/2036 (P)	1,760,000	1,672,056
Trapeza CDO I LLC, Series 2007-12A,
Class B
0.840%, 04/06/2042 (P)(S)	3,108,791	56,425
Westgate Resorts LLC
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	867,275	872,967
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	1,129,690	1,143,812
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	510,854	512,451

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Westgate Resorts LLC (continued)
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	$1,217,150	$1,234,647
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	254,132	258,103
TOTAL ASSET BACKED SECURITIES (Cost $53,700,109)	$51,395,414

COMMON STOCKS - 0.0%
Financials - 0.0%
BTA Bank JSC, GDR (I)(S)	1,781	1,646
TOTAL COMMON STOCKS (Cost $44,687)	$1,646

PREFERRED SECURITIES - 0.8%
Consumer Staples - 0.1%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	6,466	$598,307
Financials - 0.6%
Ally Financial, Inc., 7.300%	30,550	765,278
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	10,400	289,640
Discover Financial Services, 6.500%	21,900	549,690
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	42,340	1,102,957
PNC Financial Services
Group, Inc., 6.125%	38,875	1,045,349
Regions Financial Corp., 6.375%	40,445	990,903
The Goldman Sachs Group, Inc., 5.500%	27,925	675,785
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	31,225	855,877
Wells Fargo & Company,
Series L, 7.500%	400	477,600
Weyerhaeuser Company, 6.375%	3,400	173,434
		6,926,513
Industrials - 0.1%
United Technologies Corp., 7.500%	14,936	886,601
Materials - 0.0%
ArcelorMittal, 6.000%	5,385	101,076
Utilities - 0.0%
Duke Energy Corp., 5.125%	21,000	515,970
TOTAL PREFERRED SECURITIES (Cost $8,753,658)	$9,028,467

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	23,527	$235,434
TOTAL SECURITIES LENDING
COLLATERAL (Cost $235,449)	$235,434

SHORT-TERM INVESTMENTS - 8.2%
Money Market Funds - 7.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	83,226,856	83,226,856

Active Bond Trust (continued)
	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.2%
Barclays Tri-Party Repurchase Agreement
dated 06/28/2013 at 0.100% to be
repurchased at $11,295,094 on
07/01/2013, collateralized by
$11,784,200 U.S. Treasury Notes,
0.500% due 07/31/2017 (valued at
$11,521,049, including interest)	$11,295,000	$11,295,000
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at $2,787,002
on 07/01/2013, collateralized by
$2,365,000 U.S. Treasury Bond 4.500%
due 08/15/2039 (valued at $2,846,800,
including interest)	2,787,000	2,787,000
		14,082,000
TOTAL SHORT-TERM INVESTMENTS (Cost $97,308,856)	$97,308,856
Total Investments (Active Bond Trust)
(Cost $1,235,137,714) - 105.5%	$1,246,080,086
Other assets and liabilities, net - (5.5%)		(64,862,851)
TOTAL NET ASSETS - 100.0%		$1,181,217,235

SALE COMMITMENTS OUTSTANDING - (0.7)%
U.S. Government Agency - (0.7)%
Federal National Mortgage Association
3.000%, TBA (C)	(9,000,000)	(8,802,792)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(9,021,094))	$(8,802,792)

Bond Trust
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 49.2%
U.S. Government - 17.9%
U.S. Treasury Bonds 3.125%, 02/15/2043	$205,490,000	$192,069,037
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	365,595,000	355,552,526
0.750%, 10/31/2017 to 03/31/2018	291,635,000	284,746,755
1.750%, 05/15/2023	182,632,000	170,932,229
2.625%, 08/15/2020	365,650,000	381,875,719
		1,385,176,266
U.S. Government Agency - 31.3%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	39,220,000	38,610,443
2.379%, 04/01/2042 (P)	33,358,840	33,850,423
2.622%, 06/01/2035 (P)	5,807,056	6,212,636
3.000%, 03/01/2043	28,376,979	27,715,219
3.500%, 02/01/2026 to 05/01/2042	28,784,823	29,640,534
4.000%, 09/01/2041 to 11/01/2041	48,182,803	50,145,099
4.281%, 09/01/2039 (P)	1,770,466	1,878,428
4.337%, 09/01/2039 (P)	1,320,402	1,380,723
4.500%, 09/01/2041 to 10/01/2041	71,977,968	75,894,585
5.000%, 09/01/2040 to 04/01/2041	51,272,252	54,876,667
6.000%, 11/01/2037	14,206,598	15,404,752
6.500%, 05/01/2037 to 09/01/2039	36,476,948	40,671,538

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
2.425%, 04/01/2042 (P)	$17,679,268	$18,101,788
2.490%, 02/01/2042 (P)	12,928,121	13,278,980
2.563%, 10/01/2035 (P)	65,407,739	69,430,838
3.000%, TBA (C)	149,810,000	146,322,243
3.000%, 09/01/2027 to 05/01/2043	158,058,856	153,600,512
3.009%, 02/01/2042 (P)	9,324,455	9,599,622
3.500%, 02/01/2026 to 04/01/2043	367,438,112	375,084,998
4.000%, 12/01/2024 to 04/01/2042	179,139,928	187,113,180
4.000%, 05/01/2025 to 02/01/2026 (C)	59,890,882	63,101,903
4.482%, 09/01/2039 (P)	3,648,445	3,838,026
4.500%, 01/01/2027 to 02/01/2042	364,922,529	387,497,027
5.000%, 02/01/2033 to 12/01/2041	340,290,094	369,326,864
5.500%, 02/01/2036 to 05/01/2040	71,843,319	78,062,942
6.000%, 04/01/2035 to 06/01/2040	21,040,517	22,938,107
6.500%, 07/01/2036 to 10/01/2039	99,078,969	110,271,341
Government National Mortgage Association
3.500%, 11/20/2039 (P)	6,908,858	7,213,636
4.000%, 10/15/2039 to 11/15/2041	32,317,980	33,907,366
5.000%, 08/15/2039	427,933	462,198
		2,425,432,618
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $3,899,480,858)	$3,810,608,884

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%
Korea Development Bank
4.000%, 09/09/2016	8,355,000	8,841,604
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,330,258)	$8,841,604

CORPORATE BONDS - 36.0%
Consumer Discretionary - 3.4%
Best Buy Company, Inc.
7.250%, 07/15/2013	12,853,000	12,869,066
BorgWarner, Inc.
5.750%, 11/01/2016	4,770,000	5,336,476
Brinker International, Inc.
2.600%, 05/15/2018	9,073,000	8,876,996
CBS Corp.
7.875%, 07/30/2030	13,795,000	17,589,494
DIRECTV Holdings LLC
5.875%, 10/01/2019	26,252,000	29,530,927
Expedia, Inc.
5.950%, 08/15/2020	11,240,000	11,923,437
Ford Motor Company
4.750%, 01/15/2043	9,640,000	8,488,232
6.625%, 10/01/2028	2,910,000	3,170,326
Ford Motor Credit Company LLC
5.000%, 05/15/2018	12,129,000	12,929,999
5.875%, 08/02/2021	38,711,000	42,184,344
8.000%, 12/15/2016	12,880,000	15,081,759
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	8,795,000	9,321,636
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	11,100,000	11,579,831
Kia Motors Corp.
3.625%, 06/14/2016 (S)	8,100,000	8,397,108
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	10,453,000	11,987,835

Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
News America, Inc.
6.150%, 03/01/2037	$3,580,000	$3,885,617
6.400%, 12/15/2035	4,035,000	4,511,049
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	13,745,000	13,651,053
QVC, Inc.
4.375%, 03/15/2023 (S)	8,645,000	8,059,163
5.125%, 07/02/2022	5,545,000	5,600,456
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	115,000	121,900
Time Warner Cable, Inc.
8.250%, 04/01/2019	14,595,000	17,565,404
		262,662,108
Consumer Staples - 1.2%
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	25,833,000	31,870,327
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	9,110,000	10,115,507
Safeway, Inc.
4.750%, 12/01/2021 (L)	3,520,000	3,584,462
5.000%, 08/15/2019	23,395,000	24,820,387
7.250%, 02/01/2031	6,740,000	7,399,152
The Kroger Company
6.400%, 08/15/2017	12,930,000	14,917,432
		92,707,267
Energy - 3.9%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,070,000	18,104,854
Boardwalk Pipelines LP
5.500%, 02/01/2017	5,645,000	6,226,937
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	6,425,000	5,800,471
DCP Midstream LLC
9.750%, 03/15/2019 (S)	14,275,000	18,402,459
DCP Midstream Operating LP
2.500%, 12/01/2017	11,315,000	11,165,201
3.875%, 03/15/2023	6,030,000	5,652,112
Energy Transfer Partners LP
5.200%, 02/01/2022	3,895,000	4,119,909
9.700%, 03/15/2019	10,085,000	13,083,039
Enterprise Products Operating LLC
6.500%, 01/31/2019	31,220,000	37,230,412
6.650%, 04/15/2018	6,695,000	8,006,403
Hess Corp.
8.125%, 02/15/2019	15,800,000	19,797,321
Kerr-McGee Corp.
6.950%, 07/01/2024	17,575,000	20,997,432
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,185,000	5,174,547
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	18,045,000	17,548,763
NuStar Logistics LP
8.150%, 04/15/2018	6,576,000	7,322,435
ONEOK Partners LP
6.150%, 10/01/2016	9,147,000	10,426,400
Petrobras Global Finance BV
4.375%, 05/20/2023	10,145,000	9,301,017
Petrohawk Energy Corp.
6.250%, 06/01/2019	17,215,000	18,893,463
Petroleos Mexicanos
4.875%, 01/24/2022	6,270,000	6,395,400

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Rowan Companies, Inc.
4.875%, 06/01/2022	$9,415,000	$9,709,850
Suncor Energy, Inc.
6.100%, 06/01/2018	9,440,000	11,000,725
TransCanada Pipelines, Ltd. (6.350% to
5/15/17, then 3 month LIBOR + 2.210%)
05/15/2067	16,140,000	16,826,644
Williams Partners LP
5.250%, 03/15/2020	17,835,000	19,159,249
		300,345,043
Financials - 15.8%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	15,810,000	16,702,822
Aflac, Inc.
8.500%, 05/15/2019	11,585,000	14,801,320
American International Group, Inc.
8.250%, 08/15/2018	16,225,000	20,114,100
Aon PLC
4.250%, 12/12/2042	7,435,000	6,456,688
AXA SA
8.600%, 12/15/2030	1,770,000	2,141,700
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	7,000,000	6,807,500
Banco de Credito del Peru
4.250%, 04/01/2023 (S)	8,068,000	7,442,730
Bank of America Corp.
3.300%, 01/11/2023	7,590,000	7,169,377
5.000%, 05/13/2021	18,765,000	19,998,724
5.700%, 01/24/2022	10,400,000	11,538,592
6.500%, 08/01/2016	8,010,000	9,029,481
Bank of America NA
5.300%, 03/15/2017	4,550,000	4,933,469
Barclays Bank PLC
6.750%, 05/22/2019	18,545,000	22,082,533
10.179%, 06/12/2021 (S)	6,150,000	7,799,369
BioMed Realty LP
6.125%, 04/15/2020	3,400,000	3,802,662
Boston Properties LP
3.700%, 11/15/2018	5,455,000	5,727,145
Brandywine Operating Partnership LP
7.500%, 05/15/2015	10,007,000	11,078,790
Capital One Financial Corp.
4.750%, 07/15/2021	13,530,000	14,263,299
Citigroup, Inc.
3.500%, 05/15/2023	5,500,000	4,936,740
6.875%, 03/05/2038	300,000	364,126
8.500%, 05/22/2019	13,730,000	17,293,251
CNA Financial Corp.
7.250%, 11/15/2023	14,888,000	17,750,099
Credit Agricole SA
2.625%, 01/21/2014 (S)	6,000,000	6,052,200
DDR Corp.
4.625%, 07/15/2022	2,460,000	2,484,725
7.875%, 09/01/2020	3,255,000	3,968,642
Discover Bank
7.000%, 04/15/2020	10,035,000	11,706,319
Discover Financial Services
5.200%, 04/27/2022	14,460,000	14,917,312
First Horizon National Corp.
5.375%, 12/15/2015	27,852,000	30,089,463
General Electric Capital Corp.
0.755%, 08/15/2036 (P)	9,945,000	8,075,390

Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (continued)
4.375%, 09/16/2020	$7,625,000	$8,068,264
5.550%, 05/04/2020	21,205,000	23,942,459
5.875%, 01/14/2038	1,455,000	1,603,135
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month LIBOR + 2.289%)
11/15/2067	4,480,000	4,659,200
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	17,030,000	19,063,501
Hartford Financial Services Group, Inc.
6.000%, 01/15/2019	2,570,000	2,896,005
HCP, Inc.
5.375%, 02/01/2021	6,355,000	6,890,402
5.625%, 05/01/2017	14,670,000	16,332,434
Health Care REIT, Inc.
4.125%, 04/01/2019	10,555,000	11,035,886
4.950%, 01/15/2021	5,365,000	5,705,935
6.125%, 04/15/2020	15,260,000	17,328,157
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	12,120,000	13,546,560
Highwoods Realty LP
5.850%, 03/15/2017	18,630,000	20,358,547
Host Hotels & Resorts LP
3.750%, 10/15/2023	4,360,000	3,996,280
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	11,400,000	11,436,594
5.750%, 11/16/2020 (S)	9,690,000	9,872,220
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	6,465,000	7,143,825
Jefferies Group, Inc.
6.875%, 04/15/2021	14,410,000	15,848,003
8.500%, 07/15/2019	7,975,000	9,609,875
JPMorgan Chase & Company
4.250%, 10/15/2020	21,130,000	21,953,098
4.625%, 05/10/2021	24,265,000	25,636,288
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	14,175,000	16,017,750
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	18,005,000	18,983,140
Lincoln National Corp.
8.750%, 07/01/2019	8,074,000	10,347,743
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	11,130,000	10,903,838
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month LIBOR + 2.358%)
05/17/2066	3,675,000	3,665,078
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	5,695,000	6,023,214
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,365,000	7,644,612
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	19,045,000	21,911,730
7.750%, 05/14/2038	7,895,000	9,038,551
MetLife, Inc.
6.400%, 12/15/2036	8,960,000	9,161,600
Morgan Stanley
4.100%, 05/22/2023	15,555,000	14,363,067
5.500%, 01/26/2020	12,480,000	13,390,366
5.550%, 04/27/2017	17,265,000	18,671,614
5.750%, 01/25/2021	28,110,000	30,498,057
7.300%, 05/13/2019	24,145,000	28,035,822

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	$9,280,000	$9,077,009
Nordea Bank AB
3.125%, 03/20/2017 (S)	19,655,000	20,220,671
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	5,280,000	5,891,873
PNC Financial Services Group, Inc. (4.850%
to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	8,375,000	7,809,688
ProLogis International Funding II
4.875%, 02/15/2020 (S)	5,455,000	5,271,904
ProLogis LP
4.500%, 08/15/2017	1,325,000	1,405,561
6.250%, 03/15/2017	13,645,000	15,241,656
Prudential Financial, Inc.
4.500%, 11/15/2020	18,925,000	20,161,995
5.200%, 03/15/2044 (P)	3,025,000	2,858,625
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month LIBOR + 4.175%)
09/15/2042	12,740,000	12,771,850
Qwest Corp.
6.750%, 12/01/2021	21,760,000	24,212,156
Rabobank Nederland NV
3.950%, 11/09/2022	5,000,000	4,778,625
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	14,362,000	18,419,265
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	10,435,000	9,924,457
6.400%, 10/21/2019	19,180,000	21,301,461
Santander Holdings USA, Inc.
4.625%, 04/19/2016	2,595,000	2,737,126
Sberbank of Russia
6.125%, 02/07/2022 (S)	4,250,000	4,435,725
SunTrust Banks, Inc.
3.500%, 01/20/2017	19,690,000	20,599,225
Swedbank AB
2.125%, 09/29/2017 (S)	12,825,000	12,742,356
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	13,160,000	16,086,955
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	386,863
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	9,430,000	10,090,100
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	32,530,000	34,786,736
5.750%, 01/24/2022	26,725,000	29,463,030
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	3,160,000	3,506,402
U.S. Bancorp
3.442%, 02/01/2016	18,395,000	19,280,682
UBS AG
7.625%, 08/17/2022	12,675,000	13,903,271
Unum Group
5.625%, 09/15/2020	4,762,000	5,246,138
7.125%, 09/30/2016	6,993,000	8,086,041
USB Realty Corp.
1.424%, 01/15/2017 (P)(Q)(S)	565,000	485,900

Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP
2.700%, 04/01/2020	$6,110,000	$5,773,351
4.000%, 04/30/2019	9,330,000	9,698,180
4.750%, 06/01/2021	18,423,000	19,344,979
Wachovia Bank NA
5.850%, 02/01/2037	8,975,000	10,010,895
WEA Finance LLC
6.750%, 09/02/2019 (S)	7,480,000	8,830,080
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	18,614,000	21,033,820
WR Berkley Corp.
5.375%, 09/15/2020	7,530,000	8,178,755
		1,229,164,824
Health Care - 1.1%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	20,350,000	24,507,159
Mylan, Inc.
2.600%, 06/24/2018 (S)	7,925,000	7,809,786
7.875%, 07/15/2020 (S)	15,750,000	18,170,822
Quest Diagnostics, Inc.
6.400%, 07/01/2017	10,000,000	11,306,720
WellPoint, Inc.
7.000%, 02/15/2019	17,835,000	21,403,676
		83,198,163
Industrials - 3.7%
Air Canada 2013-1 Class A Pass
Through Trust
4.125%, 05/15/2025 (S)	3,100,000	3,092,250
Air Lease Corp.
4.500%, 01/15/2016	2,680,000	2,693,400
6.125%, 04/01/2017	4,985,000	5,159,475
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	2,453,799	2,723,717
British Airways PLC
4.625%, 06/20/2024 (C)(S)	16,930,000	17,023,394
5.625%, 06/20/2020 (C)(S)	4,230,000	4,301,149
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	6,612,015	6,942,616
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	2,782,794	2,935,848
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	4,194,600	4,666,493
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,570,998	15,063,808
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	2,852,660	3,052,346
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	17,282,309	19,537,650
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	2,832,040	3,037,363
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	7,720,091	8,299,097

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Embraer Overseas, Ltd.
6.375%, 01/15/2020	$7,410,000	$8,113,950
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	6,756,000	7,464,785
General Electric Company
4.125%, 10/09/2042	6,335,000	5,901,585
Glencore Funding LLC
4.125%, 05/30/2023 (S)	10,155,000	9,051,771
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	6,350,000	6,064,250
KOC Holding AS
3.500%, 04/24/2020 (S)	9,165,000	7,927,725
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021	3,099,387	3,300,847
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	64,049	70,134
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	13,555,000	13,148,350
7.500%, 09/14/2015 (Q)(S)	5,520,000	5,464,800
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	11,600,000	11,710,803
3.750%, 05/11/2017 (S)	23,380,000	24,455,199
Ryder System, Inc.
3.500%, 06/01/2017	15,782,000	16,335,901
Textron, Inc.
5.600%, 12/01/2017	6,839,000	7,496,960
6.200%, 03/15/2015	4,000,000	4,305,268
7.250%, 10/01/2019	6,440,000	7,644,177
The ADT Corp.
2.250%, 07/15/2017	9,395,000	9,216,429
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	8,285,910	9,528,797
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	5,090,812	5,345,352
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	12,010,000	12,790,650
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	11,845,000	12,614,925
		286,481,264
Information Technology - 0.4%
Fiserv, Inc.
4.625%, 10/01/2020	10,690,000	11,074,915
Xerox Corp.
5.625%, 12/15/2019	9,250,000	10,206,903
6.750%, 02/01/2017	9,042,000	10,226,240
		31,508,058
Materials - 2.3%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	3,850,000	4,088,161
9.375%, 06/01/2019	10,435,000	12,871,416
ArcelorMittal
10.350%, 06/01/2019	10,110,000	11,955,075
Barrick Gold Corp.
4.100%, 05/01/2023 (S)	8,930,000	7,456,327
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	16,420,000	17,405,200

Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
CF Industries, Inc.
7.125%, 05/01/2020	$17,015,000	$20,347,762
Georgia-Pacific LLC
7.250%, 06/01/2028	4,420,000	5,517,287
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	6,050,000	5,542,766
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,055,000	9,916,973
International Paper Company
7.950%, 06/15/2018	13,633,000	16,686,669
9.375%, 05/15/2019	8,915,000	11,647,768
LyondellBasell Industries NV
5.000%, 04/15/2019	17,110,000	18,609,503
OJSC Novolipetsk Steel
4.450%, 02/19/2018 (S)	4,155,000	3,864,150
Westvaco Corp.
7.950%, 02/15/2031	11,325,000	13,083,705
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)	19,690,000	19,838,837
		178,831,599
Telecommunication Services - 2.2%
American Tower Corp.
4.700%, 03/15/2022	11,575,000	11,668,329
CenturyLink, Inc.
6.450%, 06/15/2021	7,735,000	8,063,738
7.600%, 09/15/2039	7,775,000	7,386,250
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	28,660,000	30,805,172
6.113%, 01/15/2020 (S)	12,065,000	13,838,639
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	14,105,000	13,675,954
SBA Tower Trust
2.933%, 12/15/2017 (S)	11,355,000	11,455,583
3.598%, 04/15/2018 (S)	10,300,000	10,188,235
5.101%, 04/17/2017 (S)	11,983,000	13,103,075
Telecom Italia Capital SA
5.250%, 11/15/2013	5,000,000	5,062,660
6.999%, 06/04/2018	7,350,000	8,077,025
7.200%, 07/18/2036	8,125,000	8,008,008
Telefonica Emisiones SAU
6.421%, 06/20/2016	18,150,000	19,925,324
Verizon New York, Inc.
7.000%, 12/01/2033	7,030,000	7,159,802
		168,417,794
Utilities - 2.0%
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	2,589,000	2,627,734
Constellation Energy Group, Inc.
5.150%, 12/01/2020	8,765,000	9,608,324
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	6,025,000	5,759,900
Entergy Texas, Inc.
7.125%, 02/01/2019	19,840,000	23,653,248
Exelon Generation Company LLC
4.250%, 06/15/2022	10,675,000	10,670,324
5.600%, 06/15/2042	5,810,000	5,843,129
FirstEnergy Corp.
4.250%, 03/15/2023	9,940,000	9,230,065
GDF Suez
2.875%, 10/10/2022 (S)	9,660,000	9,114,084

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	$18,700,000	$19,541,500
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,435,000	4,721,483
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	5,090,000	5,306,325
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	5,600,000	6,233,674
PNPP II Funding Corp.
9.120%, 05/30/2016	524,000	541,803
PPL Capital Funding, Inc.
1.900%, 06/01/2018	4,175,000	4,099,541
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	10,295,000	10,757,719
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	11,519	11,902
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	7,580,000	7,959,000
W3A Funding Corp.
8.090%, 01/02/2017	78,978	79,938
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	16,330,000	17,309,800
		153,069,493
TOTAL CORPORATE BONDS (Cost $2,773,169,942)	$2,786,385,613

MUNICIPAL BONDS - 0.1%
State of Illinois, GO 5.100%, 06/01/2033	10,215,000	9,632,541
TOTAL MUNICIPAL BONDS (Cost $9,501,915)	$9,632,541

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Allfirst Preferred Capital Trust
1.777%, 07/15/2029 (P)	55,000	47,575
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month LIBOR + 1.368%)
04/15/2037	18,976,000	18,904,840
MetLife Capital Trust IV (7.875% to
12/15/2037 then 3 month LIBOR + 3.960%)
12/15/2037 (S)	3,170,000	3,775,175
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	7,305,000	9,642,600
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,445,000	4,822,825
Sovereign Capital Trust VI
7.908%, 06/13/2036	275,000	289,438
State Street Capital Trust IV
1.273%, 06/15/2037 (P)	19,925,000	16,154,592
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	10,145,000	10,855,150

Bond Trust (continued)
	Shares or Principal Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2037 (S)	$7,165,000	$7,630,725
		72,122,920
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $69,412,791)	$72,122,920

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.3%

COMMERCIAL & RESIDENTIAL - 0.0%
Morgan Stanley Capital I Trust,
Series 2007-IQ13, Class A4
5.364%, 03/15/2044	325,000	360,608

U.S. GOVERNMENT AGENCY - 11.3%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.433%, 07/25/2022	174,444,179	15,664,913
Series K017, Class X1 IO,
1.600%, 12/25/2021	80,174,021	7,439,107
Series K018, Class X1 IO,
1.606%, 01/25/2022	110,061,341	10,296,789
Series K708, Class X1 IO,
1.643%, 01/25/2019	166,817,410	11,959,974
Series K021, Class X1 IO,
1.646%, 06/25/2022	23,913,526	2,485,046
Series K709, Class X1 IO,
1.676%, 03/25/2019	96,870,550	7,170,939
Series K707, Class X1 IO,
1.694%, 12/25/2018	65,960,392	4,739,716
Series K710, Class X1 IO,
1.914%, 05/25/2019	73,670,373	6,416,469
Series 3833, Class LI IO,
2.104%, 10/15/2040	84,529,311	5,004,017
Series 4113, Class JH,
3.000%, 07/15/2039	51,363,911	52,500,851
Series 4094, Class QA,
3.000%, 11/15/2039	24,170,663	25,231,126
Series 4068, Class BH,
3.000%, 06/15/2040	27,265,406	27,975,588
Series 4060, Class HC,
3.000%, 03/15/2041	33,662,826	34,986,179
Series 4074, Class PA,
3.000%, 05/15/2041	35,229,156	35,991,761
Series 4065, Class QA,
3.000%, 08/15/2041	24,315,682	25,050,308
Series 4088, Class CA,
3.000%, 03/15/2042	35,373,271	36,225,731
Series 3956, Class DJ,
3.250%, 10/15/2036	49,514,599	50,879,667
Series 3972, Class PL IO,
3.500%, 11/15/2031	10,233,452	1,021,941
Series 4068, Class AP,
3.500%, 06/15/2040	36,878,871	38,426,824
Series 4027, Class TA,
3.500%, 07/15/2041	42,742,396	44,680,764
Series 4023, Class EA,
3.500%, 08/15/2041	20,578,477	21,620,715
Series 3630, Class BI IO,
4.000%, 05/15/2027	995,710	28,059
Series 3738, Class IC IO,
4.000%, 08/15/2029	8,060,030	667,624

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3738, Class MI IO,
4.000%, 09/15/2034	$19,209,860	$974,693
Series 3908, Class PA,
4.000%, 06/15/2039	13,817,754	14,532,049
Series 3943, Class DI IO,
4.000%, 11/15/2039	39,609,776	6,074,246
Series 3609, Class LI IO,
4.500%, 12/15/2024	16,218,271	1,246,935
Series 3623, Class LI IO,
4.500%, 01/15/2025	2,542,885	195,314
Series 3747, Class HI IO,
4.500%, 07/15/2037	70,512,733	6,659,314
Series 3699, Class MI IO,
4.500%, 01/15/2038	29,315,013	3,887,909
Series 3794, Class PI IO,
4.500%, 02/15/2038	16,892,368	1,876,521
Series 3714, Class KI IO,
4.500%, 11/15/2039	16,984,657	1,822,714
Series 3927, Class IP IO,
4.500%, 06/15/2040	16,440,235	2,387,494
Series 3947, Class PA,
4.500%, 01/15/2041	16,237,517	17,622,463
Series 3934, Class PI IO,
4.500%, 07/15/2041	23,658,064	4,100,340
Series 4030, Class BI IO,
5.000%, 01/15/2042	20,991,099	4,128,235
Series 4077, Class IK IO,
5.000%, 07/15/2042	28,085,614	7,195,897
Series 3581, Class IO,
6.000%, 10/15/2039	2,343,335	346,129
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	37,326,811	39,021,485
Series 2012-67, Class KG,
3.500%, 02/25/2041	11,294,890	12,148,649
Series 2011-146, Class MA,
3.500%, 08/25/2041	25,497,308	26,998,105
Series 2012-98, Class JP,
3.500%, 03/25/2042	33,526,326	35,016,974
Series 2012-120, Class PA,
3.500%, 10/25/2042	27,437,199	28,391,437
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	42,522,847	9,258,525
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	43,946,720	9,856,515
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	5,931,400	390,905
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	3,528,505	68,562
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	2,293,113	48,646
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	2,856,469	66,919
Series 2011-71, Class BA,
4.000%, 05/25/2037	21,036,449	22,035,196
Series 2009-66, Class EK,
4.000%, 09/25/2039	13,927,874	14,386,059
Series 402, Class 4 IO,
4.000%, 10/25/2039	8,077,559	924,485
Series 402, Class 3 IO,
4.000%, 11/25/2039	5,858,263	1,043,204
Series 2010-23, Class KA,
4.000%, 02/25/2040	9,579,861	9,992,131

Bond Trust (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage
Association (continued)
Series 2011-49, Class LA,
4.000%, 05/25/2041	$21,969,299	$23,320,037
Series 398, Class C3 IO,
4.500%, 05/25/2039	4,591,492	639,704
Series 401, Class C2 IO,
4.500%, 06/25/2039	3,245,707	341,865
Series 402, Class 8 IO,
4.500%, 11/25/2039	12,098,178	1,631,298
Series 402, Class 7 IO,
4.500%, 11/25/2039	11,540,558	1,679,621
Series 2011-73, Class PI IO,
4.500%, 05/25/2041	11,766,036	1,936,073
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	40,597,054	7,421,109
Series 2008-17, Class DP,
4.750%, 02/25/2038	14,575,937	15,446,194
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	7,553,279	593,073
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	4,401,909	348,563
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	15,170,610	1,313,227
Series 366, Class 24 IO,
5.000%, 10/01/2035	7,266,205	600,319
Series 2010-68, Class CI IO,
5.000%, 11/25/2038	21,275,897	2,264,351
Series 407, Class 21 IO,
5.000%, 01/25/2039	11,566,454	1,279,713
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	7,393,949	907,895
Series 407, Class 15 IO,
5.000%, 01/25/2040	19,191,062	2,650,119
Series 407, Class 16 IO,
5.000%, 01/25/2040	3,320,992	396,540
Series 407, Class 17 IO,
5.000%, 01/25/2040	3,448,436	507,780
Series 407, Class 7 IO,
5.000%, 03/25/2041	15,270,322	2,471,262
Series 407, Class 8 IO,
5.000%, 03/25/2041	7,195,995	1,178,781
Series 407, Class C6 IO,
5.500%, 01/25/2040	34,468,932	6,613,343
Government National Mortgage Association
Series 2012-114, Class IO,
1.029%, 01/16/2053	57,840,515	5,510,177
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	67,929,268	14,318,478
Series 2009-103, Class DC,
3.500%, 09/16/2039	6,229,611	6,581,310
Series 2013-42, Class IO,
3.500%, 03/20/2043	31,610,299	4,765,717
Series 2009-69, Class PC,
4.000%, 07/16/2039	10,905,531	11,546,220
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	27,816,612	2,841,489
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	8,543,967	610,343
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	10,090,660	506,156

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Government National Mortgage
Association (continued)
Series 5927, Class AI,
4.500%, 08/01/2041	$4,561,900	$4,858,957
		874,241,872
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $914,544,618)	$874,602,480

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
PNC Financial Services Group, Inc. (6.135%
to 05/01/2022, then
3 month LIBOR + 4.067%)	534,775	14,380,100
TOTAL PREFERRED SECURITIES (Cost $13,369,375)	$14,380,100

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	329,487	3,297,210
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,297,487)	$3,297,210

SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreement - 4.1%
Barclays Tri-Party Repurchase Agreement
dated 06/28/2013 at 0.100% to be
repurchased at $247,671,064 on 07/01/2013,
collateralized by $240,448,400
U.S. Treasury Notes, 0.250% - 3.125% due
08/15/2015 - 05/15/2021 (valued at
$252,637,307, including interest)	$247,669,000	$247,669,000
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $71,624,060 on 07/01/2013,
collateralized by $74,455,000 U.S. Treasury
Notes, 0.625% due 08/31/2017 (valued at
$73,058,969, including interest)	71,624,000	71,624,000
		319,293,000
TOTAL SHORT-TERM INVESTMENTS (Cost $319,293,000)		$319,293,000
Total Investments (Bond Trust) (Cost $8,010,400,244) - 101.9%		$7,899,164,352
Other assets and liabilities, net - (1.9%)		(149,687,903)
TOTAL NET ASSETS - 100.0%		$7,749,476,449

Bond PS Series
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.4%
U.S. Government - 20.0%
U.S. Treasury Bonds 3.125%, 02/15/2043	$4,250,000	$3,972,424
U.S. Treasury Notes
0.500%, 07/31/2017	3,820,000	3,726,888
0.625%, 08/31/2017 to 04/30/2018	14,190,000	13,757,300
0.750%, 03/31/2018	4,865,000	4,733,494
0.875%, 02/28/2017 to 01/31/2018	5,470,000	5,414,240
1.750%, 05/15/2023	7,236,000	6,772,447

Bond PS Series (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.625%, 08/15/2020	$9,180,000	$9,587,363
		47,964,156
U.S. Government Agency - 32.4%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/2019	1,175,000	1,156,738
2.647%, 11/01/2041 (P)	827,307	847,417
3.000%, 03/01/2043	878,293	857,811
3.500%, 02/01/2026 to 05/01/2042	2,529,302	2,575,912
4.000%, 11/01/2041	3,495,596	3,638,288
4.500%, 10/01/2040 to 03/01/2041	1,024,133	1,079,012
5.000%, 04/01/2041	512,184	549,912
5.500%, 10/01/2039	455,231	489,693
6.500%, 12/01/2036 to 09/01/2039	1,172,866	1,308,861
Federal National Mortgage Association
1.913%, 08/01/2042 (P)	1,722,748	1,747,167
2.490%, 02/01/2042 (P)	442,338	454,343
3.000%, TBA (C)	4,760,000	4,649,181
3.000%, 07/01/2027 to 05/01/2043	5,094,868	4,967,736
3.014%, 02/01/2042 (P)	381,450	392,707
3.500%, TBA (C)	1,500,000	1,522,148
3.500%, 02/01/2026 to 04/01/2043	8,596,226	8,770,403
3.913%, 02/01/2040 (P)	446,340	465,656
4.000%, 02/01/2026 to 05/01/2042	7,411,227	7,769,674
4.500%, 09/01/2039 to 02/01/2042	14,876,537	15,766,680
5.000%, 04/01/2035 to 07/01/2041	9,796,624	10,593,158
5.500%, 02/01/2035 to 01/01/2039	2,558,763	2,781,094
6.000%, 01/01/2037 to 06/01/2040	3,485,306	3,804,572
6.500%, 10/01/2037 to 11/01/2037	892,050	991,625
Government National Mortgage Association
4.000%, 05/15/2041	576,496	604,848
		77,784,636
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $128,963,470)	$125,748,792

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
South Korea - 0.1%
Korea Development Bank 4.000%, 09/09/2016	300,000	317,472
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $326,478)	$317,472

CORPORATE BONDS - 34.2%
Consumer Discretionary - 3.0%
Best Buy Company, Inc.
7.250%, 07/15/2013	270,000	270,338
Brinker International, Inc.
2.600%, 05/15/2018	280,000	273,951
CBS Corp.
7.875%, 07/30/2030	395,000	503,650
DIRECTV Holdings LLC
5.875%, 10/01/2019	748,000	841,427
Expedia, Inc.
5.950%, 08/15/2020	375,000	397,802
Ford Motor Company
4.750%, 01/15/2043	295,000	259,754
6.625%, 10/01/2028	85,000	92,604
Ford Motor Credit Company LLC
5.000%, 05/15/2018	431,000	459,463
5.875%, 08/02/2021	1,148,000	1,251,004

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Credit Company LLC (continued)
8.000%, 12/15/2016	$285,000	$333,719
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	380,000	402,754
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	200,000	208,646
Kia Motors Corp.
3.625%, 06/14/2016 (S)	200,000	207,336
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	193,000	221,339
News America, Inc.
6.150%, 03/01/2037	175,000	189,939
6.400%, 12/15/2035	90,000	100,618
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)	370,000	367,471
QVC, Inc.
4.375%, 03/15/2023 (S)	260,000	242,381
5.125%, 07/02/2022	165,000	166,650
Time Warner Cable, Inc.
8.250%, 04/01/2019	405,000	487,426
		7,278,272
Consumer Staples - 1.2%
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	780,000	962,291
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	280,000	310,905
Safeway, Inc.
4.750%, 12/01/2021 (L)	105,000	106,923
5.000%, 08/15/2019	720,000	763,867
7.250%, 02/01/2031	255,000	279,938
The Kroger Company
6.400%, 08/15/2017	425,000	490,325
		2,914,249
Energy - 3.7%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	395,000	508,274
Boardwalk Pipelines LP
5.500%, 02/01/2017	175,000	193,041
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	200,000	180,559
DCP Midstream LLC
9.750%, 03/15/2019 (S)	425,000	547,884
DCP Midstream Operating LP
2.500%, 12/01/2017	325,000	320,697
3.875%, 03/15/2023	190,000	178,093
Energy Transfer Partners LP
5.200%, 02/01/2022	275,000	290,879
9.700%, 03/15/2019	275,000	356,751
Enterprise Products Operating LLC
6.500%, 01/31/2019	955,000	1,138,855
6.650%, 04/15/2018	150,000	179,382
Hess Corp.
8.125%, 02/15/2019	490,000	613,968
Kerr-McGee Corp.
6.950%, 07/01/2024	605,000	722,813
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	270,000	333,842
NuStar Logistics LP
8.150%, 04/15/2018	179,000	199,318
ONEOK Partners LP
6.150%, 10/01/2016	318,000	362,479

Bond PS Series (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV
4.375%, 05/20/2023	$315,000	$288,795
Petrohawk Energy Corp.
6.250%, 06/01/2019	595,000	653,013
Petroleos Mexicanos
4.875%, 01/24/2022	310,000	316,200
Rowan Companies, Inc.
4.875%, 06/01/2022	275,000	283,612
Suncor Energy, Inc.
6.100%, 06/01/2018	275,000	320,466
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month LIBOR + 2.210%)
05/15/2067	400,000	417,017
Williams Partners LP
5.250%, 03/15/2020	530,000	569,353
		8,975,291
Financials - 15.0%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	495,000	522,954
Aflac, Inc.
8.500%, 05/15/2019	345,000	440,782
American International Group, Inc.
8.250%, 08/15/2018	550,000	681,834
Aon PLC
4.250%, 12/12/2042	130,000	112,894
AXA SA
8.600%, 12/15/2030	250,000	302,500
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	350,000	340,375
Banco de Credito del Peru
4.250%, 04/01/2023 (S)	274,000	252,765
Bank of America Corp.
3.300%, 01/11/2023	220,000	207,808
5.000%, 05/13/2021	570,000	607,475
5.700%, 01/24/2022	320,000	355,034
6.500%, 08/01/2016	190,000	214,182
Bank of America NA
5.300%, 03/15/2017	100,000	108,428
Barclays Bank PLC
6.750%, 05/22/2019	530,000	631,100
10.179%, 06/12/2021 (S)	105,000	133,160
BioMed Realty LP
6.125%, 04/15/2020	50,000	55,922
Boston Properties LP
3.700%, 11/15/2018	185,000	194,229
Brandywine Operating Partnership LP
7.500%, 05/15/2015	355,000	393,022
Capital One Financial Corp.
4.750%, 07/15/2021	415,000	437,492
Citigroup, Inc.
3.500%, 05/15/2023	175,000	157,078
8.500%, 05/22/2019	395,000	497,512
CNA Financial Corp.
7.250%, 11/15/2023	415,000	494,780
DDR Corp.
4.625%, 07/15/2022	75,000	75,754
7.875%, 09/01/2020	90,000	109,732
Discover Bank
7.000%, 04/15/2020	326,000	380,295
Discover Financial Services
5.200%, 04/27/2022	450,000	464,232

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
First Horizon National Corp.
5.375%, 12/15/2015	$745,000	$804,849
General Electric Capital Corp.
4.375%, 09/16/2020	310,000	328,021
5.550%, 05/04/2020	655,000	739,557
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month LIBOR + 2.289%)
11/15/2067	135,000	140,400
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	370,000	414,181
Hartford Financial Services Group, Inc.
6.000%, 01/15/2019	61,000	68,738
HCP, Inc.
5.375%, 02/01/2021	195,000	211,429
5.625%, 05/01/2017	455,000	506,562
Health Care REIT, Inc.
4.125%, 04/01/2019	325,000	339,807
4.950%, 01/15/2021	110,000	116,990
6.125%, 04/15/2020	575,000	652,929
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	425,000	475,024
Highwoods Realty LP
5.850%, 03/15/2017	545,000	595,567
Host Hotels & Resorts LP
3.750%, 10/15/2023	130,000	119,155
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	290,000	290,931
5.750%, 11/16/2020 (S)	200,000	203,761
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	255,000	281,775
Jefferies Group, Inc.
6.875%, 04/15/2021	435,000	478,410
8.500%, 07/15/2019	205,000	247,025
JPMorgan Chase & Company
4.250%, 10/15/2020	610,000	633,762
4.625%, 05/10/2021	765,000	808,232
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)
04/30/2018 (Q)	385,000	435,050
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	550,000	579,879
Lincoln National Corp.
8.750%, 07/01/2019	265,000	339,627
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month LIBOR + 2.040%)
04/20/2067	305,000	298,802
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month LIBOR + 2.358%)
05/17/2066	110,000	109,703
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	150,000	158,645
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	300,000	311,390
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	545,000	627,036
7.750%, 05/14/2038	315,000	360,626
MetLife, Inc.
6.400%, 12/15/2036	260,000	265,850
Morgan Stanley
4.100%, 05/22/2023	480,000	443,219
5.500%, 01/26/2020	385,000	413,084
5.550%, 04/27/2017	430,000	465,033
5.750%, 01/25/2021	760,000	824,565

Bond PS Series (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
7.300%, 05/13/2019	$745,000	$865,052
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	255,000	249,422
Nordea Bank AB
3.125%, 03/20/2017 (S)	550,000	565,829
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	155,000	172,962
PNC Financial Services Group, Inc. (4.850%
to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	255,000	237,788
ProLogis International Funding II
4.875%, 02/15/2020 (S)	150,000	144,965
ProLogis LP
4.500%, 08/15/2017	200,000	212,160
6.250%, 03/15/2017	310,000	346,274
Prudential Financial, Inc.
4.500%, 11/15/2020	535,000	569,969
5.200%, 03/15/2044 (P)	90,000	85,050
Prudential Financial, Inc. (5.875% to
09/1/2022, then 3 month LIBOR + 4.175%)
09/15/2042	315,000	315,788
Qwest Corp.
6.750%, 12/01/2021	645,000	717,686
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	375,000	480,938
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	310,000	294,833
6.400%, 10/21/2019	550,000	610,834
Santander Holdings USA, Inc.
4.625%, 04/19/2016	250,000	263,692
Sberbank of Russia
6.125%, 02/07/2022 (S)	250,000	260,925
SunTrust Banks, Inc.
3.500%, 01/20/2017	645,000	674,784
Swedbank AB
2.125%, 09/29/2017 (S)	365,000	362,648
Teachers Insurance & Annuity Association of
America
6.850%, 12/16/2039 (S)	365,000	446,181
The Chubb Corp. (6.375% until 04/15/2017,
then 3 month LIBOR + 2.250%)
03/29/2067	300,000	321,000
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	935,000	999,865
5.750%, 01/24/2022	825,000	909,523
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	15,000	16,644
U.S. Bancorp
3.442%, 02/01/2016	370,000	387,815
UBS AG
7.625%, 08/17/2022	320,000	351,010
Unum Group
5.625%, 09/15/2020	135,000	148,725
7.125%, 09/30/2016	250,000	289,076
USB Realty Corp.
1.424%, 12/29/2049 (P)(Q)(S)	100,000	86,000
Ventas Realty LP
2.700%, 04/01/2020	185,000	174,807
4.000%, 04/30/2019	335,000	348,220

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP (continued)
4.750%, 06/01/2021	$555,000	$582,775
Wachovia Bank NA
5.850%, 02/01/2037	200,000	223,084
WEA Finance LLC
6.750%, 09/02/2019 (S)	155,000	182,976
Wells Fargo & Company, Series K (7.980% to
03/15/2018, then 3 month LIBOR + 3.770%)
03/15/2018 (Q)	544,000	614,720
WR Berkley Corp.
5.375%, 09/15/2020	220,000	238,954
		36,013,927
Health Care - 1.0%
Medco Health Solutions, Inc.
7.125%, 03/15/2018	565,000	680,420
Mylan, Inc.
2.600%, 06/24/2018 (S)	250,000	246,366
7.875%, 07/15/2020 (S)	465,000	536,472
Quest Diagnostics, Inc.
6.400%, 07/01/2017	250,000	282,668
WellPoint, Inc.
7.000%, 02/15/2019	515,000	618,048
		2,363,974
Industrials - 3.8%
Air Canada 2013-1 Class A Pass
Through Trust
4.125%, 05/15/2025 (S)	95,000	94,763
Air Lease Corp.
4.500%, 01/15/2016	75,000	75,375
6.125%, 04/01/2017	150,000	155,250
British Airways PLC
4.625%, 06/20/2024 (S)	530,000	532,924
5.625%, 06/20/2020 (S)	130,000	132,187
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	92,491	97,116
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	124,509	138,516
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	27,696	29,634
Continental Airlines 2012-2 Class B Pass
Through Trust
5.500%, 10/29/2020	2,000,000	2,064,995
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	536,696	606,735
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	60,342	64,717
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	176,827	190,089
Embraer Overseas, Ltd.
6.375%, 01/15/2020	180,000	197,100
ERAC USA Finance LLC
5.900%, 11/15/2015 (S)	68,000	75,134
General Electric Company
4.125%, 10/09/2042	170,000	158,369
Glencore Funding LLC
4.125%, 05/30/2023 (S)	315,000	280,779

Bond PS Series (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	$195,000	$186,225
KOC Holding AS
3.500%, 04/24/2020 (S)	280,000	242,200
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	400,000	388,000
7.500%, 09/29/2049 (Q)(S)	100,000	99,000
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	355,000	358,391
3.750%, 05/11/2017 (S)	795,000	831,560
Ryder System, Inc.
3.500%, 06/01/2017	490,000	507,198
Textron, Inc.
5.600%, 12/01/2017	150,000	164,431
6.200%, 03/15/2015	70,000	75,342
7.250%, 10/01/2019	145,000	172,113
The ADT Corp.
2.250%, 07/15/2017	270,000	264,868
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	124,466	143,136
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	99,820	104,811
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	300,000	319,500
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	300,000	319,500
		9,069,958
Information Technology - 0.4%
Fiserv, Inc.
4.625%, 10/01/2020	325,000	336,702
Xerox Corp.
5.625%, 12/15/2019	285,000	314,483
6.750%, 02/01/2017	197,000	222,801
		873,986
Materials - 2.2%
Allegheny Technologies, Inc.
5.950%, 01/15/2021	300,000	318,558
9.375%, 06/01/2019	320,000	394,715
ArcelorMittal
10.350%, 06/01/2019	275,000	325,188
Barrick Gold Corp.
4.100%, 05/01/2023 (S)	280,000	233,793
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	600,000	636,000
CF Industries, Inc.
7.125%, 05/01/2020	480,000	574,019
Georgia-Pacific LLC
7.250%, 06/01/2028	90,000	112,343
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	200,000	183,232
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	180,000	197,135
International Paper Company
7.950%, 06/15/2018	400,000	489,596
9.375%, 05/15/2019	200,000	261,307
LyondellBasell Industries NV
5.000%, 04/15/2019	620,000	674,336
Westvaco Corp.
7.950%, 02/15/2031	310,000	358,141

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)	$470,000	$473,553
		5,231,916
Telecommunication Services - 2.1%
American Tower Corp.
4.700%, 03/15/2022	350,000	352,822
CenturyLink, Inc.
6.450%, 06/15/2021	410,000	427,425
7.600%, 09/15/2039	190,000	180,500
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	970,000	1,042,604
6.113%, 01/15/2020 (S)	200,000	229,401
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	435,000	421,768
SBA Tower Trust
2.933%, 12/15/2017 (S)	275,000	277,436
3.598%, 04/15/2018 (S)	320,000	316,528
5.101%, 04/17/2017 (S)	380,000	415,519
Telecom Italia Capital SA
5.250%, 11/15/2013	85,000	86,065
6.999%, 06/04/2018	280,000	307,696
7.200%, 07/18/2036	150,000	147,840
Telefonica Emisiones SAU
6.421%, 06/20/2016	565,000	620,265
Verizon New York, Inc.
7.000%, 12/01/2033	195,000	198,600
		5,024,469
Utilities - 1.8%
Constellation Energy Group, Inc.
5.150%, 12/01/2020	255,000	279,535
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	180,000	172,080
Entergy Texas, Inc.
7.125%, 02/01/2019	660,000	786,852
Exelon Generation Company LLC
4.250%, 06/15/2022	325,000	324,858
5.600%, 06/15/2042	145,000	145,827
FirstEnergy Corp.
4.250%, 03/15/2023	305,000	283,216
GDF Suez
2.875%, 10/10/2022 (S)	260,000	245,307
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	530,000	553,850
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	100,000	106,460
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	155,000	161,588
Oncor Electric Delivery Company LLC
5.000%, 09/30/2017	300,000	333,947
PNPP II Funding Corp.
9.120%, 05/30/2016	60,000	62,039
PPL Capital Funding, Inc.
1.900%, 06/01/2018	130,000	127,650
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	290,000	303,034

Bond PS Series (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company (6.250%
to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	$140,000	$147,000
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	300,000	318,000
		4,351,243
TOTAL CORPORATE BONDS (Cost $82,606,984)	$82,097,285

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month LIBOR + 1.368%)
04/15/2037	625,000	622,656
MetLife Capital Trust IV (7.875% to
12/15/2037 then 3 month LIBOR + 3.960%)
12/15/2037 (S)	95,000	113,136
MetLife Capital Trust X
9.250%, 04/08/2038 (S)	270,000	356,400
PNC Financial Services Group, Inc. (6.750%
to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	90,000	97,650
State Street Capital Trust IV
1.273%, 06/15/2037	465,000	377,008
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month LIBOR + 2.000%)
12/15/2065 (S)	320,000	342,400
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2037 (S)	185,000	197,025
		2,106,275
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,040,553)	$2,106,275

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.5%
U.S. Government Agency - 10.5%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.433%, 07/25/2022	5,042,632	452,823
Series K017, Class X1 IO,
1.600%, 12/25/2021	1,936,189	179,653
Series K018, Class X1 IO,
1.606%, 01/25/2022	2,200,535	205,871
Series K708, Class X1 IO,
1.643%, 01/25/2019	3,561,388	255,334
Series K021, Class X1 IO,
1.646%, 06/25/2022	667,006	69,314
Series K709, Class X1 IO,
1.676%, 03/25/2019	2,151,244	159,248
Series K707, Class X1 IO,
1.694%, 12/25/2018	1,378,113	99,027
Series K710, Class X1 IO,
1.914%, 05/25/2019	1,753,582	152,732
Series 288, Class IO,
3.000%, 10/15/2027	2,791,451	412,861
Series 4113, Class JH,
3.000%, 07/15/2039	1,420,377	1,451,817
Series 4094, Class QA,
3.000%, 11/15/2039	946,755	988,293

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4068, Class BH,
3.000%, 06/15/2040	$525,870	$539,567
Series 4060, Class HC,
3.000%, 03/15/2041	775,025	805,492
Series 4074, Class PA,
3.000%, 05/15/2041	1,249,563	1,276,612
Series 4065, Class QA,
3.000%, 08/15/2041	533,503	549,621
Series 4088, Class CA,
3.000%, 03/15/2042	1,276,579	1,307,343
Series 3956, Class DJ,
3.250%, 10/15/2036	1,168,614	1,200,831
Series 4136, Class IH IO,
3.500%, 09/15/2027	2,450,087	395,250
Series 3972, Class PL IO,
3.500%, 11/15/2031	2,016,931	201,416
Series 290, Class IO,
3.500%, 11/15/2032	2,935,429	589,521
Series 4068, Class AP,
3.500%, 06/15/2040	815,967	850,216
Series 4027, Class TA,
3.500%, 07/15/2041	888,653	928,954
Series 4023, Class EA,
3.500%, 08/15/2041	873,296	917,526
Series 3908, Class PA,
4.000%, 06/15/2039	238,433	250,758
Series 3943, Class DI IO,
4.000%, 11/15/2039	1,725,275	264,575
Series 3940, Class PA,
4.000%, 02/15/2041	2,302,541	2,391,492
Series 3830, Class NI IO,
4.500%, 01/15/2036	2,243,690	271,962
Series 3927, Class IP IO,
4.500%, 06/15/2040	797,865	115,868
Series 3947, Class PA,
4.500%, 01/15/2041	431,849	468,683
Series 3934, Class PI IO,
4.500%, 07/15/2041	828,461	143,586
Series 4030, Class BI IO,
5.000%, 01/15/2042	428,565	84,284
Series 4077, Class IK IO,
5.000%, 07/15/2042	768,783	196,972
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	1,022,256	1,068,667
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	1,759,487	350,503
Series 2012-67, Class KG,
3.500%, 02/25/2041	251,349	270,348
Series 2011-146, Class MA,
3.500%, 08/25/2041	911,522	965,176
Series 2012-98, Class JP,
3.500%, 03/25/2042	815,842	852,116
Series 2012-120, Class PA,
3.500%, 10/25/2042	756,720	783,038
Series 2012-118, Class IC IO,
3.500%, 11/25/2042	1,466,305	319,259
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	1,206,630	270,627
Series 2010-93, Class AI IO,
4.000%, 08/25/2020	179,739	11,846

Bond PS Series (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2011-71, Class BA,
4.000%, 05/25/2037	$587,881	$615,792
Series 2011-49, Class LA,
4.000%, 05/25/2041	101,940	108,208
Series 2011-73, Class PL IO,
4.500%, 05/25/2041	773,893	127,342
Series 2012-21, Class IQ IO,
4.500%, 09/25/2041	858,208	156,880
Series 407, Class 21 IO,
5.000%, 01/25/2039	54,150	5,991
Series 407, Class 15 IO,
5.000%, 01/25/2040	83,143	11,481
Series 407, Class 16 IO,
5.000%, 01/25/2040	37,954	4,532
Series 407, Class 17 IO,
5.000%, 01/25/2040	50,035	7,368
Series 407, Class C6 IO,
5.500%, 01/25/2040	1,507,564	289,247
Government National Mortgage Association
Series 2012-114, Class IO,
1.029%, 01/16/2053	1,632,854	155,554
Series 2013-6, Class AI IO,
3.500%, 08/20/2039	2,012,683	424,244
Series 2013-42, Class IO,
3.500%, 03/20/2043	972,865	146,674
		25,122,395
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $25,387,376)	$25,122,395

MUNICIPAL BONDS - 0.1%
State of Illinois, GO 5.100%, 06/01/2033	240,000	226,315
TOTAL MUNICIPAL BONDS (Cost $224,914)	$226,315

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	8,370	83,761
TOTAL SECURITIES LENDING COLLATERAL (Cost $83,767)		$83,761

SHORT-TERM INVESTMENTS - 5.5%
Repurchase Agreement - 5.5%
Barclays Tri-Party Repurchase Agreement
dated 06/28/2013 at 0.100% to be
repurchased at $10,412,087 on 07/01/2013,
collateralized by $10,863,000 U.S. Treasury
Notes, 0.500% due 07/31/2017 (valued at
$10,620,421, including interest)	$10,412,000	$10,412,000

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Bond PS Series (continued)
	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $2,869,002 on 07/01/2013,
collateralized by $2,435,000 United States
Treasury Bonds, 4.500% due 08/15/2039
(valued at $2,931,061, including interest)	$2,869,000	$2,869,000
		13,281,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,281,000)	$13,281,000
Total Investments (Bond PS Series)
(Cost $252,914,542) - 103.7%	$248,983,295
Other assets and liabilities, net - (3.7%)		(8,875,466)
TOTAL NET ASSETS - 100.0%		$240,107,829

Core Bond Trust
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 52.8%
U.S. Government - 20.8%
U.S. Treasury Bonds
2.750%, 11/15/2042	$2,685,000	$2,318,331
2.875%, 05/15/2043	1,568,000	1,389,640
3.125%, 11/15/2041 to 02/15/2043	9,298,000	8,698,240
4.375%, 05/15/2041	4,159,000	4,882,924
U.S. Treasury Notes
0.125%, 07/31/2014 to 04/30/2015	30,851,000	30,814,919
0.250%, 01/15/2015 to 10/15/2015	95,329,000	95,185,838
0.375%, 06/15/2015 to 06/30/2015	32,775,000	32,781,584
0.500%, 06/15/2016	30,508,000	30,374,528
0.625%, 04/30/2018	34,770,000	33,585,664
1.000%, 05/31/2018	3,128,000	3,073,016
1.375%, 11/30/2015 to 05/31/2020	65,006,000	65,102,192
1.750%, 05/15/2023	23,465,000	21,961,785
2.375%, 09/30/2014	4,831,000	4,960,456
2.750%, 11/30/2016	14,978,000	15,928,174
3.125%, 04/30/2017	6,146,000	6,633,359
		357,690,650
U.S. Government Agency - 32.0%
Federal Home Loan Mortgage Corp.
1.837%, 05/01/2043 (P)	1,906,000	1,909,012
2.269%, 05/01/2043 (P)	751,325	754,847
3.000%, TBA (C)	18,200,000	17,733,309
3.000%, 07/01/2032 to 06/01/2043	27,556,135	26,672,774
3.500%, 03/01/2033 to 06/01/2043	36,599,683	36,787,654
4.000%, 06/01/2033 to 07/25/2043	60,164,107	62,187,101
4.500%, 09/01/2042 to 11/01/2042	4,138,048	4,424,011
5.000%, 08/01/2039 to 04/01/2042	24,397,867	26,706,233
5.500%, 07/01/2038	4,196,267	4,537,544
6.000%, 03/01/2034 to 03/01/2036	2,370,327	2,634,398
Federal National Mortgage Association
1.477%, 07/01/2043 (P)	1,454,000	1,445,840
1.734%, 07/01/2043 (P)	942,000	930,672
1.802%, 07/01/2043 (P)	1,942,000	1,952,885
1.890%, 06/01/2043 (P)	4,296,000	4,275,951
2.340%, 03/01/2043 (P)	1,977,443	1,962,707
3.000%, TBA (C)	8,100,000	7,898,789
3.000%, 02/01/2033 to 06/01/2043	84,918,227	82,025,026

Core Bond Trust (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.500%, 07/01/2032 to 07/01/2043	$97,671,164	$98,377,645
4.000%, 09/01/2042 to 07/01/2043	15,047,907	15,584,577
4.500%, 12/01/2042	1,238,040	1,322,526
5.000%, 03/01/2041 to 09/01/2041	39,916,643	44,063,182
5.500%, 09/01/2034 to 04/01/2040	5,043,904	5,601,831
6.000%, 03/01/2034 to 07/01/2037	26,475,958	29,356,248
6.500%, 10/01/2036	2,091,401	2,337,958
Government National Mortgage Association
3.000%, TBA (C)	9,300,000	9,190,289
3.500%, TBA (C)	44,200,000	45,295,862
4.000%, TBA (C)	6,900,000	7,236,914
6.000%, 01/15/2040	6,275,711	6,942,802
		550,148,587
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $925,364,249)	$907,839,237

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Brazil - 0.1%
Federative Republic of Brazil
2.625%, 01/05/2023	1,360,000	1,183,200
Canada - 0.1%
Province of Quebec
2.625%, 02/13/2023	2,505,000	2,347,977
Mexico - 0.3%
Government of Mexico
5.750%, 10/12/2110	5,545,000	5,059,813
Slovakia - 0.3%
Government of Slovakia
4.375%, 05/21/2022 (S)	5,170,000	5,286,325
Slovenia - 0.3%
Republic of Slovenia
4.750%, 05/10/2018 (S)	3,410,000	3,239,500
5.500%, 10/26/2022 (S)	1,419,000	1,305,480
5.850%, 05/10/2023 (S)	1,095,000	1,018,350
		5,563,330
Spain - 0.1%
Government of Spain
4.000%, 03/06/2018 (S)	1,745,000	1,717,604
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $22,776,852)	$21,158,249

CORPORATE BONDS - 23.3%
Consumer Discretionary - 1.7%
CBS Corp. 4.850%, 07/01/2042	880,000	814,341
Daimler Finance North America LLC
1.300%, 07/31/2015 (S)	4,230,000	4,238,781
1.875%, 09/15/2014 (S)	4,290,000	4,327,533
DIRECTV Holdings LLC 3.800%, 03/15/2022	1,325,000	1,272,090
Discovery Communications LLC
4.875%, 04/01/2043	1,110,000	1,027,190
Ford Motor Credit Company LLC
2.750%, 05/15/2015	1,895,000	1,921,297
5.875%, 08/02/2021	5,252,000	5,723,236
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	3,120,000	3,071,593

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
NBCUniversal Enterprise, Inc.
1.974%, 04/15/2019 (S)	$1,895,000	$1,843,490
NBCUniversal Media LLC
4.450%, 01/15/2043	1,505,000	1,406,541
Pearson Funding Four PLC
3.750%, 05/08/2022 (S)	1,104,000	1,076,672
Time Warner Cable, Inc.
4.500%, 09/15/2042	945,000	733,582
7.300%, 07/01/2038	875,000	951,766
		28,408,112
Consumer Staples - 1.3%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	1,305,000	1,649,966
Avon Products, Inc.
4.600%, 03/15/2020	660,000	666,872
5.000%, 03/15/2023	660,000	655,661
ConAgra Foods, Inc.
1.300%, 01/25/2016	1,425,000	1,427,159
3.200%, 01/25/2023	871,000	832,409
Diageo Capital PLC 1.125%, 04/29/2018	3,075,000	2,953,119
Fomento Economico Mexicano SAB de CV
2.875%, 05/10/2023	695,000	628,875
4.375%, 05/10/2043	780,000	679,752
Kraft Foods Group, Inc. 6.500%, 02/09/2040	1,850,000	2,209,459
PepsiCo, Inc. 1.250%, 08/13/2017	3,399,000	3,325,092
Pernod-Ricard SA
4.250%, 07/15/2022 (S)	1,910,000	1,932,045
5.750%, 04/07/2021 (S)	1,578,000	1,752,170
Philip Morris International, Inc.
2.625%, 03/06/2023	975,000	901,996
4.125%, 03/04/2043	1,225,000	1,089,537
Tyson Foods, Inc. 4.500%, 06/15/2022	2,455,000	2,507,242
		23,211,354
Energy - 3.8%
BP Capital Markets PLC
2.500%, 11/06/2022	1,270,000	1,156,593
2.750%, 05/10/2023	1,770,000	1,635,545
Buckeye Partners LP 4.150%, 07/01/2023	1,150,000	1,118,214
Canadian Oil Sands, Ltd.
4.500%, 04/01/2022 (S)	1,131,000	1,148,457
6.000%, 04/01/2042 (S)	1,595,000	1,643,758
Chevron Corp.
1.718%, 06/24/2018	6,340,000	6,279,206
3.191%, 06/24/2023	2,610,000	2,595,705
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	2,960,000	2,672,279
DCP Midstream Operating LP
2.500%, 12/01/2017	2,965,000	2,925,746
3.250%, 10/01/2015	890,000	922,268
3.875%, 03/15/2023	1,735,000	1,626,271
4.950%, 04/01/2022	2,566,000	2,628,831
El Paso Pipeline Partners Operating
Company LLC 4.100%, 11/15/2015	2,045,000	2,173,150
Energen Corp. 4.625%, 09/01/2021	2,105,000	2,068,304
Energy Transfer Partners LP
3.600%, 02/01/2023	1,440,000	1,346,882
5.150%, 02/01/2043	525,000	477,673
6.500%, 02/01/2042	329,000	351,186
Enterprise Products Operating LLC
4.850%, 03/15/2044	545,000	517,472
Husky Energy, Inc. 7.250%, 12/15/2019	1,132,000	1,394,210
Kerr-McGee Corp. 6.950%, 07/01/2024	2,900,000	3,464,726

Core Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
5.000%, 08/15/2042 to 03/01/2043	$2,076,000	$1,959,752
Murphy Oil Corp. 3.700%, 12/01/2022	2,455,000	2,276,006
ONEOK Partners LP 2.000%, 10/01/2017	1,595,000	1,568,046
Petrobras Global Finance BV
2.000%, 05/20/2016	585,000	572,768
3.000%, 01/15/2019	4,325,000	4,015,754
4.375%, 05/20/2023	445,000	407,980
Petrobras International Finance Company
3.500%, 02/06/2017	4,165,000	4,145,300
Petroleos Mexicanos 5.500%, 06/27/2044 (S)	1,305,000	1,174,500
Rowan Companies, Inc. 5.400%, 12/01/2042	1,037,000	940,893
Sunoco Logistics Partners Operations LP
4.950%, 01/15/2043	408,000	365,588
Talisman Energy, Inc. 7.750%, 06/01/2019	1,425,000	1,731,284
TransCanada Pipelines Ltd.
0.952%, 06/30/2016 (P)	2,280,000	2,284,766
Transocean, Inc. 6.375%, 12/15/2021	2,297,000	2,580,473
Weatherford International, Ltd.
4.500%, 04/15/2022	700,000	691,676
Western Gas Partners LP 5.375%, 06/01/2021	585,000	627,447
WPX Energy, Inc. 6.000%, 01/15/2022	1,345,000	1,365,175
		64,853,884
Financials - 9.4%
ACE INA Holdings, Inc. 2.700%, 03/13/2023	445,000	415,038
American Campus Communities Operating
Partnership LP 3.750%, 04/15/2023	530,000	508,291
American Express Credit Corp.
1.750%, 06/12/2015	4,479,000	4,539,243
American International Group, Inc.
4.875%, 06/01/2022	843,000	898,089
6.400%, 12/15/2020	1,290,000	1,495,323
8.250%, 08/15/2018	1,515,000	1,878,142
Assurant, Inc.
2.500%, 03/15/2018	2,065,000	2,017,268
4.000%, 03/15/2023	1,050,000	1,015,823
Banco Santander SA 4.125%, 11/09/2022 (S)	2,195,000	2,057,813
Bank of America Corp.
1.500%, 10/09/2015	6,930,000	6,913,306
2.000%, 01/11/2018	8,705,000	8,428,773
3.300%, 01/11/2023	4,560,000	4,307,294
6.000%, 09/01/2017	2,375,000	2,661,439
Berkshire Hathaway Finance Corp.
4.300%, 05/15/2043	1,050,000	954,734
Berkshire Hathaway, Inc. 4.500%, 02/11/2043	685,000	651,640
Boston Properties LP
3.125%, 09/01/2023	2,035,000	1,878,535
3.800%, 02/01/2024	2,075,000	2,036,639
3.850%, 02/01/2023	830,000	814,603
Citigroup, Inc.
2.650%, 03/02/2015	1,373,000	1,399,558
4.450%, 01/10/2017	2,950,000	3,157,972
4.500%, 01/14/2022	1,116,000	1,162,070
5.875%, 01/30/2042	945,000	1,040,847
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	1,792,000	1,748,067
DDR Corp.
3.375%, 05/15/2023	2,375,000	2,175,403
4.625%, 07/15/2022	2,500,000	2,525,128
DNB Boligkreditt As 1.450%, 03/21/2018 (S)	1,565,000	1,519,459
Equity One, Inc. 3.750%, 11/15/2022	864,000	812,628
Federal Realty
Investment Trust 3.000%, 08/01/2022	1,000,000	938,628

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp.
2.300%, 04/27/2017	$2,715,000	$2,751,658
3.100%, 01/09/2023	4,278,000	4,038,843
5.875%, 01/14/2038	2,280,000	2,512,129
Hartford Financial Services Group, Inc.
4.300%, 04/15/2043	1,460,000	1,265,973
5.125%, 04/15/2022	595,000	647,086
HCP, Inc.
2.625%, 02/01/2020	463,000	433,453
3.750%, 02/01/2019	2,410,000	2,471,990
5.650%, 12/15/2013	2,945,000	3,010,526
HSBC Holdings PLC 4.000%, 03/30/2022	1,285,000	1,314,894
HSBC USA, Inc. 2.375%, 02/13/2015	2,575,000	2,631,089
Inter-American Development Bank
3.875%, 10/28/2041	1,906,000	1,861,535
JPMorgan Chase & Company
1.625%, 05/15/2018	1,775,000	1,700,995
3.200%, 01/25/2023	2,490,000	2,362,348
5.400%, 01/06/2042	494,000	523,077
JPMorgan Chase Bank NA
6.000%, 10/01/2017	4,255,000	4,845,296
Lazard Group LLC
6.850%, 06/15/2017	4,058,000	4,537,729
7.125%, 05/15/2015	2,970,000	3,224,654
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	1,166,000	1,248,732
Markel Corp.
3.625%, 03/30/2023	875,000	832,649
4.900%, 07/01/2022	1,235,000	1,312,930
5.000%, 03/30/2043	780,000	736,932
Metropolitan Life Global Funding I
1.875%, 06/22/2018 (S)	2,970,000	2,903,066
Morgan Stanley
1.750%, 02/25/2016	1,340,000	1,327,314
2.125%, 04/25/2018	640,000	612,269
5.500%, 07/28/2021	2,219,000	2,368,359
Morgan Stanley Company, Sr
Note 5.375%, 10/15/2015	2,090,000	2,236,994
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	7,136,000	7,553,028
National Rural Utilities Cooperative
Finance Corp. 2.350%, 06/15/2020	1,340,000	1,297,539
PNC Bank NA 2.700%, 11/01/2022	2,550,000	2,311,504
Rabobank Nederland NV 3.875%, 02/08/2022	1,810,000	1,821,720
Royal Bank of Scotland Group PLC
6.100%, 06/10/2023	1,110,000	1,052,502
6.125%, 12/15/2022	1,850,000	1,759,487
Skandinaviska Enskilda Banken AB
1.750%, 03/19/2018 (S)	4,010,000	3,898,269
Sparebank 1 Boligkreditt AS
1.750%, 11/15/2019 (S)	2,525,000	2,373,442
Stadshypotek AB 1.875%, 10/02/2019 (S)	4,609,000	4,405,444
Standard Chartered PLC
3.950%, 01/11/2023 (S)	2,405,000	2,235,950
Svenska Handelsbanken AB
1.625%, 03/21/2018	4,905,000	4,774,723
Swedbank Hypotek AB
1.375%, 03/28/2018 (S)	4,745,000	4,584,780
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	3,403,000	3,339,983
5.750%, 01/24/2022	1,325,000	1,460,749
6.250%, 02/01/2041	1,520,000	1,720,801
6.750%, 10/01/2037	866,000	887,857

Core Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ventas Realty LP
2.700%, 04/01/2020	$980,000	$926,004
3.250%, 08/15/2022	1,500,000	1,391,651
WR Berkley Corp. 4.625%, 03/15/2022	1,070,000	1,101,562
		162,561,268
Health Care - 2.2%
AbbVie, Inc.
1.200%, 11/06/2015 (S)	4,570,000	4,574,373
2.000%, 11/06/2018 (S)	920,000	891,682
Amgen, Inc. 5.375%, 05/15/2043	4,070,000	4,213,944
Express Scripts Holding Company
2.100%, 02/12/2015	2,845,000	2,893,041
Mallinckrodt International Finance SA
4.750%, 04/15/2023 (S)	3,930,000	3,741,600
Merck & Company, Inc.
1.300%, 05/18/2018	2,297,000	2,226,728
2.800%, 05/18/2023	3,465,000	3,276,216
Perrigo Company 2.950%, 05/15/2023	1,205,000	1,113,293
Pfizer, Inc.
0.900%, 01/15/2017	5,900,000	5,832,652
3.000%, 06/15/2023	2,260,000	2,190,555
St. Jude Medical, Inc. 3.250%, 04/15/2023	2,415,000	2,275,850
Teva Pharmaceutical Finance Company BV
2.950%, 12/18/2022	687,000	643,271
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	1,242,000	1,187,531
WellPoint, Inc. 3.125%, 05/15/2022	2,498,000	2,367,365
Zoetis, Inc. 4.700%, 02/01/2043 (S)	663,000	619,831
		38,047,932
Industrials - 1.0%
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	667,000	632,771
5.625%, 03/15/2042 (S)	2,027,000	2,036,920
Glencore Funding LLC
2.500%, 01/15/2019 (S)	1,460,000	1,320,317
4.125%, 05/30/2023 (S)	1,064,000	948,408
Hutchison Whampoa International 11, Ltd.
4.625%, 01/13/2022 (S)	1,960,000	2,000,043
Ingersoll-Rand Global Holding Company, Ltd.
5.750%, 06/15/2043 (S)	930,000	946,061
Northrop Grumman Corp.
3.250%, 08/01/2023	2,665,000	2,520,325
4.750%, 06/01/2043	2,045,000	1,956,863
Owens Corning 4.200%, 12/15/2022	1,277,000	1,236,689
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	1,130,000	1,140,794
Roper Industries, Inc. 2.050%, 10/01/2018	2,545,000	2,495,080
		17,234,271
Information Technology - 0.3%
IBM Corp. 1.625%, 05/15/2020	3,000,000	2,807,040
Intel Corp. 4.000%, 12/15/2032	1,930,000	1,793,933
		4,600,973
Materials - 0.3%
Barrick Gold Corp. 4.100%, 05/01/2023 (S)	1,810,000	1,511,305
Barrick North America Finance LLC
5.750%, 05/01/2043 (S)	635,000	514,046
The Dow Chemical Company
5.250%, 11/15/2041	455,000	452,317
Vale SA 5.625%, 09/11/2042	1,344,000	1,173,601

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Xstrata Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	$1,851,000	$1,851,328
		5,502,597
Telecommunication Services - 1.5%
America Movil SAB de CV
2.375%, 09/08/2016	1,385,000	1,403,065
3.125%, 07/16/2022	3,555,000	3,273,675
American Tower Corp.
3.500%, 01/31/2023	1,342,000	1,228,108
4.500%, 01/15/2018	2,710,000	2,889,250
5.050%, 09/01/2020	1,272,000	1,336,138
AT&T, Inc.
1.600%, 02/15/2017	2,690,000	2,661,814
2.625%, 12/01/2022	350,000	320,172
4.300%, 12/15/2042	2,320,000	2,022,715
Rogers Communications, Inc.
3.000%, 03/15/2023	1,305,000	1,217,307
Telefonica Chile SA 3.875%, 10/12/2022 (S)	1,570,000	1,432,914
Telefonica Emisiones SAU
4.570%, 04/27/2023	1,780,000	1,703,008
Vodafone Group PLC
0.900%, 02/19/2016	4,319,000	4,247,011
1.500%, 02/19/2018	2,980,000	2,851,645
		26,586,822
Utilities - 1.8%
AGL Capital Corp. 4.400%, 06/01/2043	1,615,000	1,498,392
Ameren Corp. 8.875%, 05/15/2014	2,080,000	2,217,062
Ameren Illinois Company 2.700%, 09/01/2022	2,655,000	2,522,654
American Electric Power Company, Inc.
1.650%, 12/15/2017	2,575,000	2,502,339
Carolina Power & Light Company
4.100%, 05/15/2042	1,035,000	948,098
CMS Energy Corp. 2.750%, 05/15/2014	1,230,000	1,247,385
Consolidated Edison Company of New
York, Inc. 3.950%, 03/01/2043	410,000	371,392
Consumers Energy Company
3.950%, 05/15/2043	1,070,000	985,361
Dominion Resources, Inc. 8.875%, 01/15/2019	2,205,000	2,879,155
Duke Energy Corp. 1.625%, 08/15/2017	1,285,000	1,260,990
Duke Energy Indiana, Inc. 4.200%, 03/15/2042	1,802,000	1,634,401
EDF SA 4.600%, 01/27/2020 (S)	775,000	837,978
Georgia Power Company 4.300%, 03/15/2043	875,000	802,211
NextEra Energy Capital Holdings, Inc.
3.625%, 06/15/2023	625,000	601,633
Niagara Mohawk Power Corp.
4.119%, 11/28/2042 (S)	1,015,000	909,614
Northern States Power Company
2.600%, 05/15/2023	1,325,000	1,246,802
Pacific Gas & Electric Company
3.250%, 06/15/2023	1,345,000	1,316,304
4.600%, 06/15/2043	895,000	882,099
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,145,000	1,084,188
4.200%, 06/15/2022	895,000	899,253
4.700%, 06/01/2043	1,525,000	1,386,269
Progress Energy, Inc. 3.150%, 04/01/2022	911,000	872,134
Southwestern Electric Power Company
3.550%, 02/15/2022	1,755,000	1,713,415
		30,619,129
TOTAL CORPORATE BONDS (Cost $414,654,039)	$401,626,342

Core Bond Trust (continued)
	Shares or Principal Amount	Value

MUNICIPAL BONDS - 1.0%
County of Clark (Nevada) 6.820%, 07/01/2045	$1,855,000	$2,420,181
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,780,000	2,230,554
New Jersey State Turnpike Authority
7.102%, 01/01/2041	2,238,000	2,891,160
North Texas Tollway Authority
6.718%, 01/01/2049	2,044,000	2,499,771
Port Authority of New York & New Jersey
4.458%, 10/01/2062	2,390,000	2,167,037
State of California 7.600%, 11/01/2040	1,555,000	2,099,017
State of Illinois, GO
5.365%, 03/01/2017	1,055,000	1,140,149
5.877%, 03/01/2019	905,000	997,509
The Ohio State University 4.800%, 06/01/2111	695,000	608,723
TOTAL MUNICIPAL BONDS (Cost $14,923,884)	$17,054,101

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.2%
Commercial & Residential - 6.6%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	22,036	22,105
Series 2006-6, Class A4,
5.356%, 10/10/2045	2,339,000	2,548,675
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	106,912	106,769
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	2,387,000	2,611,149
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class AAB,
2.690%, 04/10/2046	712,000	682,041
Series 2005-C3, Class A4,
4.860%, 05/15/2043	2,205,000	2,310,181
Series 2007-C6, Class A4,
5.885%, 12/10/2049 (P)	1,089,000	1,232,631
COMM Mortgage Trust, Series 2013-CR7,
Class ASB 2.739%, 03/10/2046	2,413,000	2,337,541
Commercial Mortgage Pass
Through Certificates
Series 2012-CR2, Class ASB,
2.752%, 08/15/2045	2,214,000	2,161,001
Series 2012-LC4, Class A4,
3.288%, 12/10/2044	1,830,000	1,784,649
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2004-C5, Class A4,
4.829%, 11/15/2037	431,000	449,447
Series 2005-C2, Class A4,
4.832%, 04/15/2037	982,000	1,031,369
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%, 12/15/2039	4,565,000	5,012,507
CS First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	1,711,000	1,824,631
DDR Corp., Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	2,409,488	2,479,094
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	8,091,000	8,667,880
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	1,288,068	1,311,841

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Trust,
Series 2013-GC12, Class A4
3.135%, 06/10/2046	$3,208,000	$3,014,599
Impact Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	5,172,761	5,732,428
JPMBB Commercial Mortgage
Securities Trust, Series 2013, Class C12
1.085%, 07/15/2045	1,715,000	1,701,424
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2013-C13, Class A1,
1.303%, 01/15/2046	776,000	775,998
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	1,491,000	1,418,594
Series 2013-LC11, Class ASB,
2.554%, 04/15/2046	2,742,000	2,607,398
Series 2013-C13, Class A2,
2.665%, 01/15/2046	2,737,000	2,764,370
Series 2013-C10, Class ASB,
2.702%, 12/15/2047	3,172,000	3,055,864
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	1,054,009	1,098,732
Series 2013-C13, Class ASB,
3.414%, 01/15/2046	593,000	598,928
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	1,646,000	1,719,524
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	4,860,000	5,038,294
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	512,210	532,778
Series 2003-CB6, Class A2,
5.255%, 07/12/2037 (P)	149,375	149,473
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	10,888,000	11,961,709
Series 2007-C1, Class A4,
5.716%, 02/15/2051	1,560,000	1,741,690
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
6.071%, 07/15/2044 (P)	826,000	849,648
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	84,003	84,637
Series 2004-C8, Class A6,
4.799%, 12/15/2029 (P)	365,198	377,380
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	721,000	745,031
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	1,239,000	1,327,561
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	3,511,000	3,510,925
Series 2013-C7, Class AAB,
2.469%, 02/15/2046	1,294,000	1,241,826
Series 2012-C6, Class A3,
2.506%, 11/15/2045	3,134,000	3,010,392
Series 2013-C9, Class AAB,
2.657%, 05/15/2046	1,340,000	1,279,269
Series 2012-C5, Class A3,
2.825%, 08/15/2045	1,662,000	1,625,612

Core Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Bank of America Merrill
Lynch Trust (continued)
Series 2013-C10, Class ASB,
3.912%, 07/15/2046 (P)	$453,000	$466,584
Morgan Stanley Capital I
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	1,637,388	1,682,753
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	342,000	363,136
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.303%, 02/25/2047 (P)	19,644	17,344
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	3,654,000	3,581,501
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	125,761	123,316
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	192,299	192,312
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class AAB,
2.459%, 12/10/2045	2,336,000	2,251,213
Series 2012-C3, Class A3,
2.728%, 08/10/2049	1,835,000	1,789,327
Series 2013-C6, Class ASB,
2.788%, 04/10/2046	3,560,000	3,446,568
Series 2013-C5, Class A4,
3.185%, 03/10/2046	2,679,000	2,573,252
Series 2013-C6, Class A4,
3.244%, 04/10/2046	2,228,000	2,119,828
		113,144,729
U.S. Government Agency - 2.6%
Federal Home Loan Mortgage Corp.
Series 3664, Class DA,
4.000%, 11/15/2037	1,079,000	1,159,636
Series K003, Class AAB,
4.768%, 05/25/2018	1,677,000	1,843,083
Series 3622, Class WA,
5.500%, 09/15/2039	3,245,328	3,672,880
Series T-48, Class 1A,
5.965%, 07/25/2033 (P)	57,179	64,677
Series 2980, Class QA,
6.000%, 05/15/2035	2,284,286	2,536,554
Series 3529, Class AG,
6.500%, 04/15/2039	3,428,857	3,846,868
Series T-57, Class 1A2,
7.000%, 07/25/2043	732,355	852,090
Series T-57, Class 1A3,
7.500%, 07/25/2043	580,516	676,900
Series T-59, Class 1A3,
7.500%, 10/25/2043	794,265	956,359
Series T-60, Class 1A3,
7.500%, 03/25/2044	835,099	1,006,114
Federal National Mortgage Association
Series 2012-130, Class DC,
3.000%, 12/25/2042	18,356,617	18,433,219
Series 2012-134, Class LC,
3.000%, 12/25/2042	1,663,956	1,657,385
Series 2005-5, Class PA,
5.000%, 01/25/2035	947,948	1,025,831
Series 2005-64, Class PL,
5.500%, 07/25/2035	1,024,342	1,145,022

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	$1,011,000	$1,089,389
Series 2002-95, Class DB,
6.000%, 01/25/2033	2,769,799	3,167,774
Series 2006-56, Class CA,
6.000%, 07/25/2036	521,356	578,765
Series 2002-33, Class A2,
7.500%, 06/25/2032	627,506	761,284
Government National Mortgage Association,
Series 2003-79, Class PV
5.500%, 10/20/2023	1,127,522	1,215,798
		45,689,628
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $162,394,743)	$158,834,357

ASSET BACKED SECURITIES - 16.4%
Ally Auto Receivables Trust
Series 2012-4, Class A2,
0.480%, 05/15/2015	5,610,512	5,608,128
Series 2013-1, Class A3,
0.630%, 05/15/2017	3,273,000	3,248,007
Series 2012-2, Class A3,
0.740%, 04/15/2016	3,444,000	3,446,983
Series 2013-1, Class A4,
0.840%, 02/15/2018	3,460,000	3,398,090
Series 2012-1, Class A3,
0.930%, 02/16/2016	951,000	953,283
Series 2010-4, Class A4,
1.350%, 12/15/2015	3,745,000	3,762,115
Series 2010-5, Class A4,
1.750%, 03/15/2016	4,730,000	4,766,719
Series 2010-2, Class A4,
2.090%, 05/15/2015	680,622	684,196
Series 2011-1, Class A4,
2.230%, 03/15/2016	5,694,000	5,766,490
Ally Master Owner Trust
Series 2012-3, Class A1,
0.893%, 06/15/2017 (P)	2,379,000	2,384,641
Series 2011-4, Class A1,
0.993%, 09/15/2016 (P)	1,790,000	1,796,813
Series 2012-1, Class A1,
0.993%, 02/15/2017 (P)	3,716,000	3,728,281
Series 2011-3, Class A2,
1.810%, 05/15/2016	3,391,000	3,421,614
Series 2011-1, Class A2,
2.150%, 01/15/2016	3,962,000	3,984,682
American Express Credit
Account Master Trust
Series 2012-3, Class A,
0.343%, 03/15/2018 (P)	774,000	772,826
Series 2012-4, Class A,
0.433%, 05/15/2020 (P)	6,479,000	6,458,034
Series 2009-2, Class A,
1.443%, 03/15/2017 (P)	1,258,000	1,273,117
American Express Issuance Trust II,
Series 2013-1, Class A
0.473%, 02/15/2019 (P)	4,460,000	4,460,000
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2,
0.490%, 04/08/2016	1,872,092	1,871,111

Core Bond Trust (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile
Receivables Trust (continued)
Series 2012-4, Class A3,
0.670%, 06/08/2017	$1,949,000	$1,939,992
Series 2013-3, Class A2,
0.680%, 10/11/2016	6,662,000	6,655,345
BA Credit Card Trust, Series 2007-A6,
Class A6 0.253%, 09/15/2016 (P)	9,392,000	9,373,817
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	4,271,000	4,250,773
Series 2013-2, Class A2,
0.920%, 09/20/2016	2,798,000	2,797,582
Series 2013-2, Class A4,
1.560%, 07/20/2018	1,489,000	1,488,956
Chase Issuance Trust
Series 2012-A1, Class A1,
0.293%, 05/16/2016 (P)	4,641,000	4,634,804
Series 2012-A6, Class A,
0.323%, 08/15/2017 (P)	10,220,000	10,192,324
Series 2012-A10, Class A10,
0.453%, 12/16/2019 (P)	1,261,000	1,254,020
Series 2013-A3, Class A3,
0.473%, 04/15/2020 (P)	3,919,000	3,897,559
Series 2008-A13, Class A13,
1.773%, 09/15/2015 (P)	5,279,000	5,293,649
Discover Card Execution Note Trust
Series 2013-A1, Class A1,
0.493%, 08/17/2020 (P)	2,011,000	1,986,572
Series 2011-A1, Class A1,
0.543%, 08/15/2016 (P)	8,575,000	8,582,820
Ford Credit Auto Owner Trust, Series 2012-B,
Class A2 0.570%, 01/15/2015	1,674,336	1,674,598
Ford Credit Floorplan Master Owner Trust,
Series 2012-1, Class A
0.663%, 01/15/2016 (P)	952,000	952,903
GE Capital Credit Card Master Note Trust,
Series 2011-1, Class A
0.743%, 01/15/2017 (P)	1,546,000	1,548,543
Honda Auto Receivables Owner Trust
Series 2013-1, Class A2,
0.350%, 06/22/2015	3,991,000	3,984,128
Series 2012-3, Class A2,
0.460%, 12/15/2014	1,261,045	1,260,630
Series 2010-3, Class A4,
0.940%, 12/21/2016	3,905,752	3,910,985
Series 2010-2, Class A4,
1.930%, 08/18/2016	971,743	972,478
MBNA Credit Card Master Note Trust,
Series 2003-A10, Class A10
0.453%, 03/15/2016 (P)	2,087,000	2,086,685
MMCA Auto Owner Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	1,064,000	1,072,634
Nelnet Student Loan Trust
Series 2007-1, Class A1,
0.283%, 11/27/2018 (P)	1,440,726	1,435,725
Series 2007-1, Class A3,
0.343%, 05/27/2025 (P)	3,062,000	2,841,389
Series 2006-2, Class A4,
0.356%, 10/26/2026 (P)	6,798,232	6,764,628
Series 2006-1, Class A4,
0.364%, 11/23/2022 (P)	5,467,127	5,437,687
Series 2005-2, Class A5,
0.373%, 03/23/2037 (P)	4,547,000	4,283,338

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-1, Class A5,
0.386%, 10/25/2033 (P)	$5,020,000	$4,742,514
Series 2007-2A, Class A3L,
0.623%, 03/25/2026 (P)(S)	10,347,000	10,125,957
Series 2010-4, Class A,
0.993%, 04/25/2046 (P)(S)	1,498,321	1,506,030
Nissan Auto Receivables Owner Trust
Series 2012-B, Class A2,
0.390%, 04/15/2015	843,891	843,466
Series 2012-A, Class A2,
0.540%, 10/15/2014	763,661	763,737
Series 2011-A, Class A3,
1.180%, 02/16/2015	835,966	837,671
Santander Drive Auto Receivables Trust
Series 2013-3, Class A2,
0.550%, 09/15/2016	6,423,000	6,415,569
Series 2012-5, Class A2,
0.570%, 12/15/2015	940,544	940,408
Series 2012-6, Class A3,
0.620%, 07/15/2016	1,096,000	1,095,904
Series 2013-2, Class A3,
0.700%, 09/15/2017	5,737,000	5,718,229
Series 2012-3, Class A2,
0.830%, 04/15/2015	747,057	747,306
Series 2012-5, Class A3,
0.830%, 12/15/2016	973,000	974,159
Series 2011-2, Class A3,
1.290%, 02/16/2015	318,542	318,796
SLC Student Loan Trust, Series 2007-2,
Class A2 0.675%, 05/15/2028 (P)	1,182,616	1,173,444
SLM Student Loan Trust
Series 2007-2, Class A2,
0.276%, 07/25/2017 (P)	1,040,401	1,036,567
Series 2007-7, Class A4,
0.346%, 04/25/2022 (P)	527,104	525,155
Series 2005-9, Class A4,
0.376%, 01/25/2023 (P)	738,703	737,426
Series 2005-5, Class A3,
0.376%, 04/25/2025 (P)	407,000	403,288
Series 2007-2, Class B,
0.446%, 07/25/2025 (P)	1,292,000	1,098,996
Series 2013-3, Class A2,
0.495%, 05/26/2020 (P)	4,839,000	4,795,284
Series 2010-1, Class A,
0.593%, 03/25/2025 (P)	3,232,231	3,208,998
Series 2004-8A, Class A5,
0.776%, 04/25/2024 (P)(S)	9,241,000	9,224,171
Series 2013-A, Class A1,
0.793%, 08/15/2022 (P)(S)	3,648,193	3,626,326
Series 2008-6, Class A2,
0.826%, 10/25/2017 (P)	316,784	317,348
Series 2005-9, Class A6,
0.826%, 10/26/2026 (P)	6,527,000	6,440,393
Series 2013-B, Class A1,
0.843%, 07/15/2022 (P)(S)	2,604,222	2,595,578
Series 2012-E, Class A1,
0.943%, 10/16/2023 (P)(S)	4,873,804	4,877,425
Series 2012-6, Class B,
1.193%, 04/27/2043 (P)	1,844,000	1,650,247
Series 2012-B, Class A1,
1.293%, 12/15/2021 (P)(S)	4,389,926	4,409,874
Series 2012-C, Class A1,
1.293%, 08/15/2023 (P)(S)	3,313,765	3,331,842

Core Bond Trust (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2005-6, Class A5B,
1.476%, 07/27/2026 (P)	$1,927,140	$1,950,031
Series 2011-C, Class A1,
1.593%, 12/15/2023 (P)(S)	4,882,586	4,915,978
Series 2012-A, Class A1,
1.593%, 08/15/2025 (P)(S)	4,929,858	4,982,376
Series 2013-2, Class B,
1.693%, 06/25/2043 (P)	1,009,000	944,295
Series 2013-3, Class B,
1.695%, 09/25/2043 (P)	993,000	896,819
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	6,752,000	6,412,104
Series 2012-E, Class A2B,
1.943%, 06/15/2045 (P)(S)	4,487,000	4,495,350
Series 2013-1, Class B,
1.993%, 11/25/2043 (P)	834,000	800,861
SMS Student Loan Trust
Series 2000-A, Class A2,
0.466%, 10/28/2028 (P)	1,828,553	1,817,057
Series 2000-B, Class A2,
0.476%, 04/28/2029 (P)	1,437,023	1,429,345
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A2
0.570%, 10/15/2014	1,193,511	1,193,887
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%, 07/20/2015	1,769,286	1,767,775
World Financial Network Credit Card
Master Trust, Series 2013-B, Class A
0.910%, 03/16/2020	4,564,000	4,529,021
TOTAL ASSET BACKED SECURITIES (Cost $281,044,212)		$282,976,701

SHORT-TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%
State Street Institutional Liquid Reserves
Fund, 0.0914% (Y)	93,738,535	93,738,535
TOTAL SHORT-TERM INVESTMENTS (Cost $93,738,535)		$93,738,535
Total Investments (Core Bond Trust)
(Cost $1,914,896,514) - 109.4%		$1,883,227,522
Other assets and liabilities, net - (9.4%)		(162,522,507)
TOTAL NET ASSETS - 100.0%		$1,720,705,015

Global Bond Trust
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 14.8%
U.S. Government - 8.0%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023	$1,713,400	$1,660,145
1.375%, 01/15/2020	537,670	585,262
1.750%, 01/15/2028	2,219,980	2,481,869
2.375%, 01/15/2027	807,170	969,171
2.500%, 01/15/2029	4,548,978	5,597,022
U.S. Treasury Bonds
2.875%, 05/15/2043	3,600,000	3,190,500
3.125%, 11/15/2041	11,800,000	11,077,250

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.750%, 08/15/2041	$3,100,000		$3,276,796
5.500%, 08/15/2028 (D) (F)		30,100,000	39,158,234
U.S. Treasury Notes
1.750%, 05/15/2023		2,400,000	2,246,251
2.000%, 02/15/2023		1,300,000	1,250,133
			71,492,633
U.S. Government Agency - 6.8%
Federal Home Loan Bank
0.060%, 08/30/2013		100,000	99,989
Federal Home Loan Mortgage Corp.
0.076%, 09/16/2013		9,000,000	8,998,493
0.166%, 02/11/2014		1,000,000	999,313
0.167%, 02/04/2014		5,200,000	5,196,537
0.168%, 01/14/2014		7,800,000	7,795,733
4.000%, TBA (C)		10,000,000	10,381,250
4.000%, 02/01/2040 to 01/01/2042		5,749,634	5,982,781
5.336%, 03/01/2035 (P)		130,753	137,914
Federal National Mortgage Association
2.387%, 12/01/2034 (P)		190,068	199,360
2.492%, 11/01/2034 (P)		1,230,914	1,308,966
4.000%, 07/01/2040		111,678	116,393
4.500%, 03/01/2028 to 05/01/2042		18,675,064	19,777,394
5.057%, 05/01/2035 (P)		159,984	167,655
Government National
Mortgage Association
1.625%, 11/20/2023 to 01/20/2030 (P)		106,131	109,643
1.750%, 06/20/2030 (P)		27,287	27,660
2.000%, 04/20/2030 to 05/20/2030 (P)		13,581	14,368
			61,313,449
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $137,602,661)		$132,806,082

FOREIGN GOVERNMENT
OBLIGATIONS - 37.0%
Australia - 0.2%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,500,000	1,696,146
3.750%, 11/20/2020		100,000	114,373
			1,810,519
Brazil - 3.5%
Federative Republic of Brazil
10.000%, 01/01/2017 to 01/01/2023	BRL	93,060,000	31,082,704
			31,082,704
Canada - 1.1%
Government of Canada
4.000%, 06/01/2041	CAD	300,000	345,013
Province of British Columbia
4.300%, 06/18/2042		600,000	614,052
Province of Ontario
2.450%, 06/29/2022	$1,300,000		1,223,802
Province of Quebec
2.750%, 08/25/2021		4,300,000	4,221,129
3.000%, 09/01/2023	CAD	1,700,000	1,558,385
4.250%, 12/01/2021		2,200,000	2,262,400
			10,224,781

Global Bond Trust (continued)
		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France - 3.7%
Government of France
1.000%, 05/25/2018	EUR	26,200,000	$33,761,979
			33,761,979
Germany - 0.6%
Federal Republic of Germany
1.750%, 07/04/2022		1,400,000	1,851,102
3.250%, 07/04/2021		200,000	298,416
4.000%, 01/04/2037		1,200,000	1,992,929
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		1,031,770	1,332,197
			5,474,644
Italy - 1.6%
Italy Buoni Poliennali del Tesoro
3.500%, 06/01/2018		9,900,000	12,906,948
Republic of Italy
6.000%, 08/04/2028	GBP	900,000	1,368,882
			14,275,830
Japan - 5.7%
Government of Japan
1.500%, 03/20/2033	JPY	620,000,000	6,051,589
1.600%, 03/20/2033		2,330,000,000	23,134,753
1.800%, 03/20/2043		1,540,000,000	15,392,050
2.000%, 03/20/2042		310,000,000	3,248,111
2.200%, 03/20/2041		300,000,000	3,281,022
			51,107,525
Mexico - 5.3%
Government of Mexico
1.290%, 06/08/2015	MXN	1,100,000,000	11,122,078
3.698%, 11/14/2013		780,000,000	5,929,648
3.830%, 10/17/2013		1,520,000,000	11,591,694
4.146%, 10/03/2013		1,910,000,000	14,588,580
8.000%, 12/19/2013		40,000,000	3,143,733
10.000%, 12/05/2024		14,900,000	1,550,435
			47,926,168
New Zealand - 3.9%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	1,500,000	1,156,415
5.000%, 03/15/2019		23,600,000	19,550,929
5.500%, 04/15/2023		4,400,000	3,777,047
6.000%, 12/15/2017 to 05/15/2021		11,700,000	10,300,186
			34,784,577
Norway - 0.2%
Kommunalbanken AS
0.656%, 03/27/2017 (P)	$1,500,000		1,512,911
			1,512,911
Spain - 3.3%
Autonomous Community of Madrid
4.200%, 09/24/2014	EUR	5,600,000	7,430,408
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013		1,100,000	1,445,560
Kingdom of Spain
1.966%, 03/25/2014 (P)		11,000,000	14,197,872
4.100%, 07/30/2018		700,000	929,241
4.500%, 01/31/2018		1,500,000	2,025,009

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain (continued)
Xunta de Galicia
6.131%, 04/03/2018	EUR	2,900,000	$3,985,129
			30,013,219
United Kingdom - 7.9%
Government of United Kingdom
1.750%, 09/07/2022	GBP	1,300,000	1,865,323
4.250%, 12/07/2027 to 12/07/2040		9,700,000	16,862,301
4.500%, 12/07/2042		1,800,000	3,241,612
4.750%, 12/07/2030 to 12/07/2038		4,400,000	8,192,751
5.000%, 03/07/2025		1,200,000	2,249,046
6.000%, 12/07/2028		600,000	1,251,954
Government of United Kingdom, Inflation
Linked Bond
0.125%, 03/22/2024		9,158,990	14,410,959
0.375%, 03/22/2062		211,572	375,401
1.875%, 11/22/2022		12,133,685	22,573,817
			71,023,164
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $352,994,088)		$332,998,021

CORPORATE BONDS - 28.7%
Australia - 3.1%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)	$9,800,000		9,831,958
Commonwealth Bank of Australia
0.697%, 07/12/2013 (P) (S)		7,900,000	7,901,272
0.773%, 06/25/2014 (P) (S)		9,800,000	9,843,238
			27,576,468
Belgium - 1.1%
European Union
2.500%, 12/04/2015	EUR	3,500,000	4,782,104
2.750%, 06/03/2016		3,500,000	4,841,648
			9,623,752
Denmark - 0.0%
Nykredit Realkredit A/S
6.000%, 10/01/2029	DKK	96,223	19,144
Realkredit Danmark A/S
1.365%, 01/01/2038 (P)		347,593	62,602
			81,746
France - 6.0%
BNP Paribas Home Loan Covered
Bonds SA
2.200%, 11/02/2015 (S)	$5,800,000		5,947,651
Cie de Financement Foncier
2.500%, 09/16/2015 (S)		5,100,000	5,262,731
Credit Agricole Home Loan
1.026%, 07/21/2014 (P) (S)		5,200,000	5,218,481
Dexia Credit Local SA
1.109%, 09/18/2013 (P)	EUR	11,000,000	14,342,113
1.700%, 09/06/2013	$7,400,000		7,414,376
2.750%, 01/10/2014 to 04/29/2014 (S)		16,000,000	16,173,036
			54,358,388
Germany - 5.9%
FMS Wertmanagement
0.739%, 06/16/2014 (P)	GBP	900,000	1,371,455
2.375%, 12/15/2014	EUR	11,900,000	15,959,925
2.750%, 06/03/2016		3,700,000	5,110,964

Global Bond Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Germany (continued)
FMS Wertmanagement (continued)
3.375%, 06/17/2021	EUR	2,200,000	$3,205,821
Kreditanstalt fuer Wiederaufbau
0.625%, 05/29/2015		7,900,000	10,344,791
2.000%, 09/07/2016		1,800,000	2,444,420
6.250%, 05/19/2021	AUD	10,900,000	11,005,248
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	3,850,197
			53,292,821
Ireland - 0.8%
German Postal Pensions Securitisation
2 PLC
4.250%, 01/18/2017	EUR	2,000,000	2,897,966
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		3,400,000	4,719,460
			7,617,426
Italy - 0.5%
Intesa Sanpaolo SpA
2.674%, 02/24/2014 (P) (S)	$4,600,000		4,616,900
			4,616,900
Jersey, Channel Islands - 0.3%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBP
LIBOR + 6.750%)
03/19/2018 (Q)	GBP	1,700,000	2,637,327
			2,637,327
Luxembourg - 0.7%
ALROSA Finance SA
7.750%, 11/03/2020	$2,100,000		2,247,000
European Investment Bank
6.125%, 01/23/2017	AUD	1,200,000	1,179,438
6.250%, 04/15/2015 to 06/08/2021		2,500,000	2,423,983
			5,850,421
Netherlands - 1.6%
Achmea Hypotheekbank NV
3.200%, 11/03/2014	$395,000		409,977
3.200%, 11/03/2014 (S)		194,000	201,356
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	5,900,000	7,887,822
LeasePlan Corp. NV
3.250%, 05/22/2014		1,800,000	2,404,898
NIBC Bank NV
3.500%, 04/07/2014		1,700,000	2,267,903
Ziggo Finance BV
6.125%, 11/15/2017		700,000	946,462
			14,118,418
Norway - 0.6%
DNB Boligkreditt AS
2.375%, 07/20/2015		3,700,000	4,972,231
			4,972,231
Sweden - 0.2%
Stadshypotek AB
4.250%, 10/10/2017	AUD	2,400,000	2,181,875
			2,181,875
Switzerland - 0.4%
EUROFIMA
5.625%, 10/24/2016		1,000,000	963,790

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Switzerland (continued)
EUROFIMA (continued)
6.250%, 12/28/2018	AUD	3,000,000	$2,958,151
			3,921,941
Tunisia - 0.3%
African Development Bank
5.250%, 03/23/2022		2,900,000	2,758,200
			2,758,200
United Kingdom - 1.6%
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)	$400,000		458,253
LBG Capital No.1 PLC
11.040%, 03/19/2020	GBP	2,800,000	4,727,111
LBG Capital No.2 PLC
7.625%, 12/09/2019		3,138,000	4,796,603
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	$400,000		417,759
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		4,300,000	4,438,344
			14,838,070
United States - 5.6%
Altria Group, Inc.
9.250%, 08/06/2019		676,000	894,926
American International Group, Inc.
(8.000% to 05/22/2018, then 3 month
EURIBOR + 4.450%)
05/22/2038 (S)	EUR	4,300,000	6,480,073
Boston Scientific Corp.
6.400%, 06/15/2016	$1,600,000		1,799,224
Citigroup, Inc.
0.866%, 05/31/2017 (P)	EUR	1,800,000	2,177,790
5.500%, 10/15/2014	$71,000		74,671
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,254,680
Computer Sciences Corp.
6.500%, 03/15/2018		2,050,000	2,288,755
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		4,000,000	3,825,000
HCA, Inc.
7.875%, 02/15/2020		200,000	215,375
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	670,336
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	$2,800,000		2,912,000
6.625%, 11/15/2013		600,000	608,250
Loews Corp.
5.250%, 03/15/2016		400,000	438,536
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		910,000	999,023
Simon Property Group LP
6.125%, 05/30/2018		1,250,000	1,468,088
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,823,800
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,545,844
The Cleveland Electric Illuminating
Company
5.700%, 04/01/2017		3,000,000	3,304,731
WM Covered Bond Program
4.000%, 09/27/2016	EUR	900,000	1,276,960

Global Bond Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
United States (continued)
WM Covered Bond Program (continued)
4.375%, 05/19/2014	EUR	5,200,000	$6,990,586
			50,048,648
TOTAL CORPORATE BONDS (Cost $258,298,693)		$258,494,632

MUNICIPAL BONDS - 0.0%
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	$370,000		346,235
Metropolitan Water District of Southern
California 5.000%, 10/01/2036		45,000	45,555
TOTAL MUNICIPAL BONDS (Cost $416,187)		$391,790

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.4%
Australia - 0.8%
Crusade Global Trust, Series 2005-2,
Class A2
2.979%, 08/14/2037 (P)	AUD	2,289,952	2,070,192
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.414%, 02/21/2038 (P) (S)	$350,553		345,888
Series 2005-P11, Class BA,
3.213%, 08/22/2037 (P)	AUD	1,530,540	1,378,686
Series 2004-P10, Class BA,
3.330%, 07/12/2036 (P)		269,018	245,569
Swan Trust, Series 2006-1E, Class A2
3.090%, 05/12/2037 (P)		906,617	825,747
The Superannuation Member Home Loan
Programme, Series 2009-3, Class A1
4.204%, 11/07/2040 (P)		1,175,880	1,070,288
Torrens Trust, Series 2007-1, Class A
3.230%, 10/19/2038 (P)		1,198,268	1,068,598
			7,004,968
Germany - 0.5%
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
1.615%, 01/20/2021 (P)	EUR	2,995,304	3,887,139
			3,887,139
Italy - 0.6%
Berica ABS SRL, Series 2011-1, Class A1
0.522%, 12/30/2055 (P)		1,800,000	1,648,019
Berica Residential MBS SRL, Series 8,
Class A
0.537%, 03/31/2048 (P)		3,086,707	3,642,430
			5,290,449
Netherlands - 0.0%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.334%, 07/01/2034 (P)		25,567	32,830
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.452%, 11/20/2035 (P)		138,679	180,438
			213,268
United Kingdom - 2.6%
Alba PLC, Series 2006-2, Class A3A
0.679%, 12/15/2038 (P)	GBP	294,129	383,704
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.604%, 10/18/2054 (P) (S)		3,100,000	4,793,919

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United Kingdom (continued)
Great Hall Mortgages PLC, Series 2007-1,
Class A2A
0.640%, 03/18/2039 (P)	GBP	1,641,028	$2,215,099
Holmes Master Issuer PLC
Series 2011-1A, Class A3,
1.561%, 10/15/2054 (P) (S)	EUR	738,431	968,149
Series 2010-1A, Class A3,
1.611%, 10/15/2054 (P) (S)		2,766,341	3,621,338
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.160%, 12/15/2049 (P)	GBP	7,603,980	10,673,853
Newgate Funding PLC, Series 2007-3X,
Class A1
1.109%, 12/15/2050 (P)		553,371	835,828
			23,491,890
United States - 7.9%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.878%, 09/25/2035 (P)	$156,693		139,361
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.559%, 10/25/2034 (P)		69,990	68,592
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.482%, 05/20/2035 (P)		427,981	273,540
Series 2006-J, Class 4A1,
5.630%, 01/20/2047 (P)		194,474	147,906
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.493%, 11/15/2015 (P) (S)		5,183,572	5,187,164
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2
2.853%, 03/25/2035 (P)		1,070,860	1,017,529
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-6, Class 1A1,
2.467%, 08/25/2033 (P)		139,309	136,773
Series 2005-12, Class 23A1,
2.469%, 02/25/2036 (P)		1,057,656	690,201
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		1,645,507	1,621,773
Series 2003-7, Class 6A,
2.778%, 10/25/2033 (P)		133,857	132,703
Series 2005-2, Class A2,
2.793%, 03/25/2035 (P)		535,500	529,473
Series 2004-2, Class 23A,
2.907%, 05/25/2034 (P)		110,257	104,488
Series 2004-2, Class 22A,
2.918%, 05/25/2034 (P)		264,019	247,329
Series 2003-9, Class 2A1,
2.982%, 02/25/2034 (P)		26,496	25,793
Series 2004-9, Class 22A1,
3.458%, 11/25/2034 (P)		108,161	108,971
Bear Stearns Alt-A Trust
Series 2005-9, Class 24A1,
2.845%, 11/25/2035 (P)		982,206	721,853
Series 2005-7, Class 22A1,
2.864%, 09/25/2035 (P)		1,305,474	1,069,818

Global Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.639%, 01/26/2036 (P)	$2,254,643	$1,699,603
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)	548,581	536,550
Series 2005-6, Class A2,
2.290%, 09/25/2035 (P)	617,020	599,031
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.373%, 05/25/2047 (P)	2,219,081	1,682,363
Series 2006-OA9, Class 2A1B,
0.392%, 07/20/2046 (P)	607,873	330,149
Series 2007-11T1, Class A12,
0.543%, 05/25/2037 (P)	480,713	269,523
Series 2005-56, Class 2A3,
1.673%, 11/25/2035 (P)	159,805	117,303
Series 2005-56, Class 2A2,
2.213%, 11/25/2035 (P)	133,262	100,623
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	206,752	184,006
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	218,672	173,310
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-2, Class 2A1,
0.513%, 03/25/2035 (P)	116,337	94,053
Series 2004-25, Class 1A1,
0.523%, 02/25/2035 (P)	52,076	47,261
Series 2004-25, Class 2A1,
0.533%, 02/25/2035 (P)	79,383	75,761
Series 2004-HYB5, Class 2A1,
2.873%, 04/20/2035 (P)	103,617	104,039
Series 2004-22, Class A3,
2.915%, 11/25/2034 (P)	292,282	268,835
Series 2004-12, Class 11A1,
2.963%, 08/25/2034 (P)	90,035	77,720
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.407%, 07/25/2033 (P)	25,416	25,127
Series 2003-AR20, Class 2A1,
2.500%, 08/25/2033 (P)	321,896	316,590
Series 2003-8, Class 5A1,
6.500%, 04/25/2033	23,588	25,013
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.502%, 10/19/2036 (P)	1,765,806	464,040
Federal Home Loan Mortgage Corp.,
Series T-62, Class 1A1
1.374%, 10/25/2044 (P)	1,640,616	1,655,664
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.543%, 03/25/2044 (P)	77,836	75,250
Series 2002-W8, Class F,
0.593%, 09/25/2032 (P)	18,050	17,908
Series 2010-136, Class FA,
0.693%, 12/25/2040 (P)	2,441,040	2,455,977

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.615%, 08/25/2035 (P)	$156,938	$149,611
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.543%, 11/15/2031 (P)	78,239	76,298
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.442%, 06/25/2034 (P)	31,155	28,977
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034	2,532,373	2,864,861
Greenpoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
0.373%, 01/25/2037 (P)	315,447	208,929
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.920%, 10/25/2033 (P)	23,983	23,486
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.563%, 11/10/2045	4,467,201	629,978
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.940%, 03/25/2033 (P)	99,878	96,825
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.599%, 05/19/2033 (P)	241,553	238,304
Series 2005-4, Class 3A1,
2.765%, 07/19/2035 (P)	63,607	54,021
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.566%, 12/25/2034 (P)	98,367	93,478
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	121,976	119,131
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.115%, 11/25/2033 (P)	123,217	121,379
Series 2007-A1, Class 5A5,
3.005%, 07/25/2035 (P)	613,770	619,961
Series 2007-A1, Class 5A6,
3.005%, 07/25/2035 (P)	557,973	483,906
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036	703,546	633,062
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.433%, 05/25/2037 (P)	411,982	276,028
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.633%, 12/15/2030 (P)	49,798	47,635
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.731%, 07/09/2021 (P) (S)	2,101,094	2,093,893
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.403%, 02/25/2036 (P)	4,511,204	3,896,480
Series 2005-3, Class 4A,
0.443%, 11/25/2035 (P)	951,065	878,077
Series 2005-A8, Class A3A2,
0.443%, 08/25/2036 (P)	129,037	117,302

Global Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Merrill Lynch Mortgage
Investors, Inc. (continued)
Series 2005-2, Class 1A,
1.664%, 10/25/2035 (P)	$871,908	$842,486
Series 2003-A2, Class 1A1,
2.333%, 02/25/2033 (P)	155,022	144,234
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)	2,400,000	2,639,364
Series 2007-8, Class A3,
6.093%, 08/12/2049 (P)	3,200,000	3,617,677
NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A,
0.563%, 11/06/2017 (P)	8,247,860	8,246,540
Series 2010-R1, Class 1A,
0.643%, 10/07/2020 (P)	3,152,484	3,168,247
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.343%, 02/25/2047 (P)	628,634	333,265
Series 2006-QO6, Class A1,
0.373%, 06/25/2046 (P)	2,656,333	1,188,427
Series 2007-QH4, Class A2,
0.423%, 05/25/2037 (P)	850,951	219,139
Series 2006-QA2, Class 2A1,
3.726%, 02/25/2036 (P)	741,408	490,969
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.593%, 01/25/2046 (P)	645,060	291,890
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.270%, 09/25/2035 (P)	184,523	146,080
Sequoia Mortgage Trust
Series 2003-4, Class 2A1,
0.542%, 07/20/2033 (P)	174,310	169,609
Series 5, Class A,
0.892%, 10/19/2026 (P)	32,526	32,043
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.578%, 02/25/2034 (P)	185,098	182,860
Series 2004-4, Class 3A2,
2.593%, 04/25/2034 (P)	435,314	429,731
Series 2005-18, Class 6A1,
2.648%, 09/25/2035 (P)	411,622	385,410
Series 2004-12, Class 7A1,
2.764%, 09/25/2034 (P)	432,755	430,062
Structured Asset
Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1,
0.403%, 05/25/2046 (P)	682,011	420,279
Series 2004-AR3, Class 1A2,
0.772%, 07/19/2034 (P)	99,439	98,716
Thornburg Mortgage Securities Trust
Series 2007-2, Class A1,
1.443%, 06/25/2037 (P)	1,087,408	919,931
Series 2007-3, Class 2A1,
1.443%, 06/25/2047 (P)	285,826	253,954
Series 2003-5, Class 1A,
2.496%, 10/25/2043 (P)	783,288	761,752

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Thornburg Mortgage Securities Trust (continued)
Series 2007-2, Class A2A,
5.750%, 06/25/2037 (P)	$996,561	$943,730
Series 2007-2, Class A3A,
5.750%, 06/25/2037 (P)	1,968,159	1,909,923
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)	644,641	593,539
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)	724,021	724,172
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C28,
Class A4
5.572%, 10/15/2048	192,000	212,157
WaMu Mortgage Pass Through
Certificates, Series 2005-AR6,
Class 2A1A
0.423%, 04/25/2045 (P)	127,514	114,752
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR2, Class 2A1A,
0.503%, 01/25/2045 (P)	61,139	55,637
Series 2002-AR17, Class 1A,
1.368%, 11/25/2042 (P)	379,984	347,641
Series 2002-AR2, Class A,
2.220%, 02/27/2034 (P)	73,448	74,361
Series 2003-AR5, Class A7,
2.449%, 06/25/2033 (P)	111,254	108,972
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.109%, 07/25/2046 (P)	423,109	218,558
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR11,
Class 1A1
2.666%, 06/25/2035 (P)	2,162,888	2,189,937
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO
1.662%, 03/15/2045 (S)	12,765,174	1,125,020
		71,401,652
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $115,162,969)	$111,289,366

ASSET BACKED SECURITIES - 2.6%
Cayman Islands - 0.7%
Callidus Debt Partners CLO
Fund VII, Ltd.
1.026%, 01/21/2021 (P) (S)	707,715	703,972
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1l
0.535%, 05/10/2021 (P) (S)	2,100,000	2,052,609
Duane Street CLO, Series 2005-1A,
Class A2 0.525%, 11/08/2017 (P) (S)	136,778	136,650
Franklin CLO, Ltd.
0.533%, 06/15/2018 (P) (S)	869,522	849,374
Fraser Sullivan CLO, Ltd.,
Series 2006-1A, Class A2
0.533%, 03/15/2020 (P) (S)	2,497,855	2,471,950
Landmark V CDO, Ltd., Series 2005-1A,
Class A1L 0.575%, 06/01/2017 (P) (S)	240,347	239,846
		6,454,401

Global Bond Trust (continued)
		Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Ireland - 0.8%
Aquilae CLO PLC, Series 2006-1X,
Class A 0.581%, 01/17/2023 (P)	EUR	3,596,683	$4,584,603
Magnolia Funding, Ltd., Series 2010-1A,
Class A1 0.578%, 04/11/2021 (P) (S)		1,240,109	1,569,603
Mercator CLO II PLC, Series X, Class A1
0.437%, 02/18/2024 (P)		1,009,061	1,272,635
			7,426,841
Luxembourg - 0.2%
Penta CLO SA, Series 2007-1X, Class A1
0.518%, 06/04/2024 (P)		968,307	1,205,569
			1,205,569
Netherlands - 0.5%
Globaldrive BV, Series 2011-AA, Class A
0.872%, 04/20/2019 (P) (S)		1,328,475	1,738,759
Grosvenor Place CLO BV
Series I-X, Class A1,
0.458%, 07/20/2021 (P)		591,500	757,390
Series I-X, Class A2,
0.764%, 07/20/2021 (P)	GBP	1,051,555	1,576,631
			4,072,780
United States - 0.4%
Access Group, Inc., Series 2008-1,
Class A 1.576%, 10/27/2025 (P)		$1,361,409	1,359,204
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.563%, 10/25/2035 (P)		2,431,990	2,260,015
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.773%, 07/25/2032 (P)		6,344	5,728
Amresco Residential Securities,
Series 1999-1, Class A
1.133%, 06/25/2029 (P)		27,650	24,851
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.422%, 12/20/2027 (P)		20,299	18,725
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
1.593%, 01/25/2032 (P)		3,293	3,293
Home Equity Asset Trust, Series 2002-1,
Class A4 0.793%, 11/25/2032 (P)		1,283	1,092
Residential Asset Mortgage
Products, Inc. Trust, Series 2002-RS3
0.753%, 06/25/2032 (P)		12,333	11,320
Residential Asset Securities Corp. Trust,
Series 2002-KS4, Class AIIB
0.693%, 07/25/2032 (P)		32,753	26,776
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.243%, 12/25/2036 (P)		63,578	31,115
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020		34,880	38,878
United States Small Business
Administration, Series 2004-10A,
Class 1 4.120%, 03/10/2014		78,040	79,341
			3,860,338
TOTAL ASSET BACKED SECURITIES (Cost $22,871,726)		$23,019,929

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value

TERM LOANS (M) - 0.7%
United Kingdom - 0.5%
Virgin Media Investment Holdings, Ltd.,
TBD 06/07/2020 (T)	$4,400,000	$4,351,186
		4,351,186
United States - 0.2%
Springleaf Finance Funding Company
5.500%, 05/10/2017	1,899,392	1,899,986
TOTAL TERM LOANS (Cost $6,275,733)	$6,251,172

PREFERRED SECURITIES - 0.2%
United States - 0.2%
DG Funding Trust, 0.615% (S)	236	$2,016,730
SLM Corp., 3.412%	9,800	233,632
		2,250,362
TOTAL PREFERRED SECURITIES (Cost $2,611,850)	$2,250,362

ESCROW CERTIFICATES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)	4,100,000	994,250
5.625%, 01/24/2049 (I)	4,500,000	1,096,875
6.875%, 05/02/2018 (I)	2,100,000	517,125
		2,608,250
TOTAL ESCROW CERTIFICATES (Cost $1,611,281)	$2,608,250

PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty: Bank of
America NA) (I)	7,000,000	892,157
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty:
Citibank NA) (I)	3,600,000	458,824
		1,350,981
TOTAL PURCHASED OPTIONS (Cost $862,500)	$1,350,981

SHORT-TERM INVESTMENTS - 1.8%
U.S. Government - 0.5%
U.S. Treasury Bill, 0.0450%,
09/19/2013 (D) *	$362,000	$361,974
U.S. Treasury Bill, 0.0675%,
07/05/2013 (D) (F) *	4,289,000	4,288,933
		4,650,907
U.S. Government Agency - 0.3%
Federal Home Loan Bank Discount Note,
0.0600%, 08/30/2013 *	400,000	399,960
Federal National Mortgage Association
Discount Note, 0.1007%, 09/11/2013 *	2,200,000	2,199,666
		2,599,626

Global Bond Trust (continued)
		Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 1.0%
Repurchase Agreement with Bank of
America dated 06/28/2013 at 0.140% to
be repurchased at $2,100,025 on
07/01/2013, collateralized by
$2,502,000 U.S. Treasury Bonds,
2.750% due 08/15/2042 (valued at
$2,189,900, including interest)	$2,100,000		$2,100,000
Repurchase Agreement with Citigroup
dated 06/28/2013 at 0.150% to be
repurchased at $7,100,089 on
07/01/2013, collateralized by
$7,385,000 U.S. Treasury Notes,
0.750% due 10/31/2017 (valued at
$7,266,373, including interest)		7,100,000	7,100,000
			9,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $16,451,112)		$16,450,533
Total Investments (Global Bond Trust)
(Cost $915,158,800) - 98.6%		$887,911,118
Other assets and liabilities, net - 1.4%			12,430,101
TOTAL NET ASSETS - 100.0%			$900,341,219

High Yield Trust
		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Argentina - 0.0%
Republic of Argentina
7.000%, 10/03/2015	$130,000		$112,775
Brazil - 0.5%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2021	BRL	4,436,000	2,030,437
			2,030,437
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	11,189,000	907,637
Venezuela - 0.4%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)	$346,000		89,960
5.750%, 02/26/2016		1,621,000	1,446,743
			1,536,703
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,038,314)		$4,587,552

CORPORATE BONDS - 85.5%
Consumer Discretionary - 16.7%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		880,000	893,200
American Greetings Corp.
7.375%, 12/01/2021		40,000	40,200
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		678,390	625,780
Boyd Gaming Corp.
9.000%, 07/01/2020		860,000	871,825
9.125%, 12/01/2018		140,000	145,950

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020	$2,060,000	$1,941,550
10.000%, 12/15/2015	130,000	111,800
Caesars Operating Escrow LLC
9.000%, 02/15/2020 (S)	240,000	228,600
Carmike Cinemas, Inc.
7.375%, 05/15/2019	250,000	268,750
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018	1,180,000	1,327,500
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	870,000	909,150
CCO Holdings LLC
6.500%, 04/30/2021	2,850,000	2,971,125
7.000%, 01/15/2019	1,300,000	1,378,000
8.125%, 04/30/2020	340,000	371,450
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022 (S)	750,000	771,350
7.625%, 03/15/2020	190,000	195,700
Continental Rubber of America Corp.
4.500%, 09/15/2019 (S)	1,900,000	1,956,383
CSC Holdings LLC
6.750%, 11/15/2021	1,710,000	1,842,525
CST Brands, Inc.
5.000%, 05/01/2023 (S)	630,000	614,250
CVR Refining LLC
6.500%, 11/01/2022 (S)	520,000	509,600
DISH DBS Corp.
6.750%, 06/01/2021	1,770,000	1,880,625
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	640,000	678,400
Dufry Finance SCA
5.500%, 10/15/2020 (S)	400,000	401,057
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)	1,110,000	1,037,850
El Pollo Loco, Inc., PIK
17.000%, 01/01/2018 (S)	1,550,000	1,643,016
Empire Today LLC
11.375%, 02/01/2017 (S)	370,000	296,000
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,620,000	2,263
General Motors Financial Company, Inc.
4.250%, 05/15/2023 (S)	500,000	465,625
Good Sam Enterprises LLC
11.500%, 12/01/2016	820,000	873,300
Gymboree Corp.
9.125%, 12/01/2018 (L)	1,380,000	1,297,200
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)	1,020,000	1,020,000
Hot Topic, Inc.
9.250%, 06/15/2021 (L)(S)	600,000	607,500
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)	660,000	683,100
Landry’s, Inc.
9.375%, 05/01/2020 (S)	2,366,000	2,496,130
Laureate Education, Inc.
9.250%, 09/01/2019 (S)	520,000	556,400
LKQ Corp.
4.750%, 05/15/2023 (S)	1,200,000	1,146,000
Lynx II Corp.
6.375%, 04/15/2023 (S)	2,660,000	2,679,950

High Yield Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)	$1,450,000		$1,359,375
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		500,000	498,750
MGM Resorts International
6.625%, 12/15/2021		200,000	206,250
7.750%, 03/15/2022		330,000	358,463
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		1,530,000	1,495,575
Monitronics International, Inc.
9.125%, 04/01/2020		1,730,000	1,790,550
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		1,150,000	1,196,000
NCL Corp., Ltd.
5.000%, 02/15/2018 (S)		1,110,000	1,087,800
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		140,000	143,500
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		750,000	735,000
Nielsen Finance LLC
4.500%, 10/01/2020 (S)		250,000	240,000
Ono Finance II PLC
10.875%, 07/15/2019 (S)		840,000	873,600
PH Holding LLC
9.750%, 12/31/2017		510,000	515,383
Reynolds Group Issuer, Inc.
8.000%, 12/15/2016 (S)	EUR	840,000	1,085,732
Service Corp. International
7.500%, 04/01/2027	$480,000		524,400
Seven Seas Cruises S. de R.L. LLC
9.125%, 05/15/2019		990,000	1,049,400
Sinclair Television Group, Inc.
5.375%, 04/01/2021		620,000	595,200
Snoqualmie Entertainment Authority
4.223%, 02/01/2014 (P)(S)		240,000	234,000
Sotheby’s
5.250%, 10/01/2022 (S)		1,460,000	1,416,200
Spectrum Brands Escrow Corp.
6.625%, 11/15/2022 (S)		120,000	125,700
Speedway Motorsports, Inc.
6.750%, 02/01/2019		120,000	125,400
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		600,000	645,000
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		2,100,000	2,047,500
Stewart Enterprises, Inc.
6.500%, 04/15/2019		220,000	233,200
StoneMor Partners LP
7.875%, 06/01/2021 (S)		750,000	735,000
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		1,070,000	1,016,500
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021 (S)		880,000	894,300
The ServiceMaster Company
8.000%, 02/15/2020		880,000	877,800
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)		1,300,000	1,228,500
Univision Communications, Inc.
6.875%, 05/15/2019 (S)		2,610,000	2,740,500

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
William Lyon Homes, Inc.
8.500%, 11/15/2020 (S)	$760,000	$826,500
		62,640,182
Consumer Staples - 3.8%
Alliance One International, Inc.
10.000%, 07/15/2016	1,230,000	1,257,675
Chiquita Brands International, Inc.
7.875%, 02/01/2021 (S)	1,980,000	2,074,050
First Quality Finance Company, Inc.
4.625%, 05/15/2021 (S)	620,000	589,000
Harmony Foods Corp.
10.000%, 05/01/2016 (S)	297,000	312,593
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)	520,000	497,250
Hypermarcas SA
6.500%, 04/20/2021 (S)	1,350,000	1,356,750
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017	1,150,000	1,014,875
Pactiv LLC
7.950%, 12/15/2025	30,000	26,700
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019	260,000	268,450
9.875%, 08/15/2019	1,910,000	2,043,700
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,260,000	1,326,150
The Sun Products Corp.
7.750%, 03/15/2021 (S)	700,000	694,750
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	2,190,000	2,315,925
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	580,000	607,550
		14,385,418
Energy - 20.2%
Access Midstream Partners LP
6.125%, 07/15/2022	2,400,000	2,430,000
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	730,000	766,500
Alliance Oil Company, Ltd.
7.000%, 05/04/2020 (S)	890,000	809,900
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	470,000	391,275
8.750%, 08/01/2016 (L)	1,060,000	1,060,000
9.875%, 06/15/2019 (S)	1,980,000	1,881,000
Atlas Pipeline Partners LP
4.750%, 11/15/2021 (S)	1,180,000	1,062,000
5.875%, 08/01/2023 (S)	570,000	541,500
6.625%, 10/01/2020 (S)	260,000	260,650
Atwood Oceanics, Inc.
6.500%, 02/01/2020	950,000	985,625
Basic Energy Services, Inc.
7.750%, 10/15/2022	40,000	39,500
Berry Petroleum Company
6.750%, 11/01/2020	2,500,000	2,587,500
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	1,390,000	1,487,300
9.625%, 08/01/2020 (S)	430,000	467,625
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	390,000	405,600
Chesapeake Energy Corp.
6.125%, 02/15/2021 (L)	1,585,000	1,664,250
6.625%, 08/15/2020	210,000	225,750
9.500%, 02/15/2015	20,000	22,100

High Yield Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Comstock Resources, Inc.
9.500%, 06/15/2020	$540,000	$583,200
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	1,460,000	1,440,800
7.000%, 01/15/2021	200,000	215,000
CONSOL Energy, Inc.
8.250%, 04/01/2020	1,970,000	2,063,575
Continental Resources, Inc.
4.500%, 04/15/2023 (S)	1,000,000	972,500
5.000%, 09/15/2022	1,550,000	1,577,125
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	1,138,025	1,079,044
Crosstex Energy LP
7.125%, 06/01/2022	330,000	333,300
8.875%, 02/15/2018	750,000	795,000
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	450,000	411,750
Energy Future Intermediate Holding
Company LLC
12.250%, 03/01/2022 (S)	3,730,000	4,121,650
Energy Transfer Equity LP
7.500%, 10/15/2020	25,000	27,313
EPE Holdings LLC, PIK
8.125%, 12/15/2017 (S)	573,592	585,064
EXCO Resources, Inc.
7.500%, 09/15/2018	540,000	504,900
First Wind Capital LLC
10.250%, 06/01/2018 (S)	1,400,000	1,470,000
Frac Tech Services LLC
8.125%, 11/15/2018 (S)	556,000	576,850
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	720,000	714,600
Halcon Resources Corp.
8.875%, 05/15/2021	2,560,000	2,483,200
Hercules Offshore Inc
8.750%, 07/15/2021 (S)	880,000	880,000
Hercules Offshore, Inc.
7.125%, 04/01/2017 (S)	220,000	233,750
10.500%, 10/15/2017 (S)	2,225,000	2,375,188
Key Energy Services, Inc.
6.750%, 03/01/2021	1,700,000	1,632,000
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	2,660,000	2,886,100
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	2,970,000	3,014,550
Markwest Energy Partners LP
4.500%, 07/15/2023	2,160,000	1,976,400
MarkWest Energy Partners LP
6.250%, 06/15/2022	19,000	19,570
6.500%, 08/15/2021	527,000	542,810
6.750%, 11/01/2020	440,000	464,200
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,620,000	1,571,400
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	1,370,000	993,250
Oil States International, Inc.
5.125%, 01/15/2023 (S)	570,000	597,075
6.500%, 06/01/2019	560,000	579,600
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (H)	1,140,000	983,250
8.750%, 12/01/2013 (H)	120,000	103,200
Pacific Drilling SA
5.375%, 06/01/2020 (S)	930,000	869,550

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)	$590,000	$613,600
Pan American Energy LLC
7.875%, 05/07/2021	299,000	287,788
Parker Drilling Company
9.125%, 04/01/2018	770,000	814,275
Peabody Energy Corp.
6.500%, 09/15/2020	1,350,000	1,353,375
7.875%, 11/01/2026	350,000	353,500
Penn Virginia Resource Partners LP
6.500%, 05/15/2021 (S)	550,000	529,375
Petrobras Global Finance BV
4.375%, 05/20/2023	1,330,000	1,219,355
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)	360,000	391,500
Pioneer Energy Services Corp.
9.875%, 03/15/2018	110,000	117,975
Plains Exploration & Production Company
6.500%, 11/15/2020	640,000	678,303
8.625%, 10/15/2019	280,000	308,112
QEP Resources, Inc.
5.375%, 10/01/2022	400,000	396,000
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (S)	1,460,000	1,292,100
Range Resources Corp.
5.000%, 08/15/2022	380,000	371,450
5.750%, 06/01/2021	140,000	144,200
Regency Energy Partners LP
5.500%, 04/15/2023	220,000	216,700
6.875%, 12/01/2018	90,000	94,725
Samson Investment Company
10.000%, 02/15/2020 (S)	4,400,000	4,636,500
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)	1,000,000	975,000
SandRidge Energy, Inc.
7.500%, 03/15/2021 to 02/15/2023	370,000	353,100
SESI LLC
7.125%, 12/15/2021	740,000	799,200
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)	470,000	488,800
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)	290,000	293,625
Summit Midstream Holdings LLC
7.500%, 07/01/2021 (S)	500,000	507,500
Targa Resources Partners LP
4.250%, 11/15/2023 (S)	490,000	437,325
6.375%, 08/01/2022	525,000	549,938
Tesoro Logistics LP
5.875%, 10/01/2020 (S)	60,000	59,100
Xinergy Corp.
9.250%, 05/15/2019 (S)	1,110,000	754,800
		75,802,060
Financials - 6.7%
Ally Financial, Inc.
5.500%, 02/15/2017	220,000	229,796
8.000%, 03/15/2020	500,000	580,625
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)	980,000	921,200
Barclays Bank PLC
7.625%, 11/21/2022 (L)	320,000	314,000
10.179%, 06/12/2021 (S)	880,000	1,116,007

High Yield Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BBVA US Senior SAU
4.664%, 10/09/2015	$370,000		$381,095
CIT Group, Inc.
4.250%, 08/15/2017		1,210,000	1,216,050
5.500%, 02/15/2019 (S)		40,000	41,300
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		250,000	242,500
Corrections Corp. of America
4.125%, 04/01/2020 (S)		230,000	224,825
4.625%, 05/01/2023 (S)		660,000	646,800
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q)(S)		460,000	487,025
DJO Finance LLC
9.750%, 10/15/2017		210,000	214,200
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		350,000	339,500
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		1,460,000	1,424,376
GMAC International Finance BV
7.500%, 04/21/2015	EUR	530,000	734,061
ING US, Inc.
5.650%, 05/15/2053 (P)(S)	$570,000		535,800
International Lease Finance Corp.
3.875%, 04/15/2018		70,000	65,800
4.625%, 04/15/2021		250,000	230,000
8.250%, 12/15/2020		2,960,000	3,326,300
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		1,100,000	1,100,000
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		380,000	361,950
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		430,000	504,175
M&T Bank Corp.
6.875%, 12/29/2049 (S)		790,000	821,982
Nationstar Mortgage LLC
6.500%, 07/01/2021		60,000	57,600
7.875%, 10/01/2020		950,000	1,007,000
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		1,790,000	1,772,100
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (S)		910,000	864,500
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)		1,070,000	1,372,275
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		130,000	140,400
Royal Bank of Scotland NV
7.750%, 05/15/2023		210,000	220,516
SLM Corp.
8.450%, 06/15/2018		400,000	444,000
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		480,000	499,200
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		1,172,000	1,262,830

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)	$720,000	$658,800
Watco Companies LLC
6.375%, 04/01/2023 (S)	650,000	646,750
		25,005,338
Health Care - 4.3%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021 (S)	390,000	390,000
12.875%, 11/01/2018	390,000	468,000
Alere, Inc.
6.500%, 06/15/2020 (S)	790,000	766,300
Biomet Inc
6.500%, 08/01/2020	160,000	164,900
Community Health Systems, Inc.
5.125%, 08/15/2018	160,000	162,400
7.125%, 07/15/2020	720,000	742,500
CRC Health Corp.
10.750%, 02/01/2016	1,780,000	1,808,925
DJO Finance LLC
9.875%, 04/15/2018	890,000	932,275
ExamWorks Group, Inc.
9.000%, 07/15/2019	1,000,000	1,077,500
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)	380,000	399,950
HCA Holdings, Inc.
6.250%, 02/15/2021	2,160,000	2,203,200
7.750%, 05/15/2021	1,000,000	1,080,000
HCA, Inc.
5.875%, 03/15/2022	410,000	420,763
Hologic, Inc.
6.250%, 08/01/2020	350,000	362,906
IASIS Healthcare LLC
8.375%, 05/15/2019	960,000	969,000
INC Research LLC
11.500%, 07/15/2019 (S)	260,000	279,500
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)	270,000	298,350
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (H)(S)	1,150,000	632,500
Radnet Management, Inc.
10.375%, 04/01/2018	1,460,000	1,562,200
Tenet Healthcare Corp.
6.750%, 02/01/2020	1,520,000	1,474,400
		16,195,569
Industrials - 12.0%
Aguila 3 SA
7.875%, 01/31/2018 (S)	390,000	401,700
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)	460,000	462,162
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021	164,863	173,107
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	376,715	396,492
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)	260,000	269,100

High Yield Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)	$1,790,000		$1,727,350
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		500,000	491,250
American Reprographics Company
10.500%, 12/15/2016		1,442,000	1,438,395
Andrade Gutierrez International SA
4.000%, 04/30/2018 (S)		490,000	460,600
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	290,000	395,409
9.125%, 10/15/2020 (S)	$2,690,000		2,859,613
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		670,000	698,475
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		520,000	525,200
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		780,000	744,900
Beverage Packaging Holdings
Luxembourg II SA
9.500%, 06/15/2017 (S)	EUR	860,000	1,136,210
Builders FirstSource, Inc.
7.625%, 06/01/2021 (S)	$380,000		367,650
CMA CGM SA
8.500%, 04/15/2017 (S)		1,480,000	1,295,000
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		199,443	209,416
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		121,406	128,691
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		485,707	494,207
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		350,000	353,500
Cooper-Standard Holding, Inc., PIK
7.375%, 04/01/2018 (S)		350,000	347,375
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		701,834	793,423
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		494,626	544,089
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		472,617	498,611
Dematic SA
7.750%, 12/15/2020 (S)		3,130,000	3,270,850
Ducommun, Inc.
9.750%, 07/15/2018		540,000	589,950
Erickson Air-Crane, Inc.
8.250%, 05/01/2020 (S)		1,730,000	1,682,425
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		1,023,660	1,074,843
GenCorp, Inc.
7.125%, 03/15/2021 (S)		380,000	393,300
H&E Equipment Services, Inc.
7.000%, 09/01/2022		1,420,000	1,480,350
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		760,000	779,000

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Hawaiian Airlines 2013-1 Class B Pass
Through Certificates
4.950%, 01/15/2022	$1,040,000		$985,400
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	360,000	488,509
Horizon Lines LLC
11.000%, 10/15/2016	$469,000		466,655
Horizon Lines LLC, PIK
13.000%, 10/15/2016		785,679	730,681
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		530,000	537,950
JM Huber Corp.
9.875%, 11/01/2019 (S)		410,000	459,200
Kloeckner Pentaplast GmbH & Company
11.625%, 07/15/2017 (S)	EUR	220,000	316,431
Kloeckner Pentaplast GmbH & Company
KG
11.625%, 07/15/2017		180,000	258,898
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	$1,580,000		1,690,600
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017 (L)		1,170,000	1,196,325
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		840,000	829,500
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		932,000	950,640
Rexel SA
5.250%, 06/15/2020 (S)		660,000	658,350
ServiceMaster Company
7.000%, 08/15/2020		1,360,000	1,290,300
syncreon Global Ireland, Ltd.
9.500%, 05/01/2018 (S)		1,510,000	1,600,600
TransUnion Holding Company, Inc.
9.625%, 06/15/2018		690,000	736,575
Ultrapetrol Bahamas Ltd.
8.875%, 06/15/2021 (S)		700,000	700,000
United Rentals North America, Inc.
7.625%, 04/15/2022		750,000	811,875
8.375%, 09/15/2020		880,000	952,600
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		60,000	62,400
US Airways 2012-2 Class C Pass
Through Trust
5.450%, 06/03/2018		970,000	916,650
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		280,000	277,200
Wyle Services Corp.
10.500%, 04/01/2018 (S)		1,585,000	1,616,700
			45,016,682
Information Technology - 2.1%
313 Group, Inc.
6.375%, 12/01/2019 (S)		510,000	484,500
Audatex North America, Inc.
6.000%, 06/15/2021 (S)		750,000	780,000
First Data Corp.
6.750%, 11/01/2020 (S)		1,810,000	1,841,675
12.625%, 01/15/2021		420,000	444,150
Global Generations Merger Sub, Inc.
11.000%, 12/15/2020 (S)		430,000	475,150
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (S)		630,000	642,600

High Yield Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)	$890,000		$898,025
9.750%, 08/01/2018 (S)		224,000	250,600
VeriSign, Inc.
4.625%, 05/01/2023 (S)		1,250,000	1,212,500
Zayo Group LLC
8.125%, 01/01/2020		820,000	889,700
			7,918,900
Materials - 8.1%
Appleton Papers, Inc.
11.250%, 12/15/2015		1,375,000	1,526,250
ArcelorMittal
6.000%, 03/01/2021		2,200,000	2,189,000
6.750%, 02/25/2022		430,000	440,750
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		443,362	469,964
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (S)		240,000	224,400
7.000%, 11/15/2020 (S)		520,000	501,150
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		940,000	827,200
Barrick Gold Corp.
4.100%, 05/01/2023 (S)		240,000	200,394
Cemex SAB de CV 9.000%, 01/11/2018		200,000	210,000
Clearwater Paper Corp.
4.500%, 02/01/2023 (S)		350,000	332,500
Coeur d’Alene Mines Corp.
7.875%, 02/01/2021 (S)		1,130,000	1,113,050
Evraz Group SA
6.750%, 04/27/2018 (S)		1,200,000	1,149,000
9.500%, 04/24/2018		100,000	106,000
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)		210,000	225,015
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)		390,000	379,275
6.375%, 02/01/2016 (S)		20,000	19,975
6.875%, 02/01/2018 (S)		1,200,000	1,185,000
8.250%, 11/01/2019 (S)		200,000	206,000
Global Brass and Copper, Inc.
9.500%, 06/01/2019 (S)		570,000	609,900
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		780,000	744,900
JW Aluminum Company
11.500%, 11/15/2017 (S)		860,000	862,150
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	553,000	750,404
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)	$1,730,000		1,262,900
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		450,000	355,500
Molycorp, Inc. 10.000%, 06/01/2020 (L)		1,070,000	1,037,900
Novelis, Inc. 8.375%, 12/15/2017		750,000	795,000
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)		260,000	259,350
Prince Mineral Holding Corp.
11.500%, 12/15/2019 (S)		450,000	481,500
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)		1,480,000	1,517,000
Resolute Forest Products, Inc.
5.875%, 05/15/2023 (S)		1,240,000	1,106,700
Ryerson, Inc. 9.000%, 10/15/2017 (S)		760,000	771,400
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		90,000	87,300
8.375%, 06/15/2019 (S)		1,040,000	1,097,200

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
St. Barbara, Ltd. 8.875%, 04/15/2018 (S)	$680,000	$625,600
Steel Dynamics, Inc.
6.125%, 08/15/2019 (S)	320,000	338,400
SunCoke Energy Partners LP
7.375%, 02/01/2020 (S)	310,000	316,200
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017	1,740,000	1,796,550
12.500%, 05/01/2019	100,000	96,000
Vedanta Resources PLC
6.000%, 01/31/2019 (S)	2,340,000	2,223,000
6.750%, 06/07/2016 (S)	710,000	718,875
8.750%, 01/15/2014 (S)	570,000	582,825
Verso Paper Holdings LLC
11.750%, 01/15/2019	897,000	824,895
		30,566,372
Telecommunication Services - 7.6%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)	629,000	578,680
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)	850,000	926,500
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	1,190,000	1,118,600
7.250%, 04/01/2019 to 10/15/2020	1,670,000	1,751,625
7.500%, 04/01/2021	1,130,000	1,186,500
Intelsat Luxembourg SA
6.750%, 06/01/2018 (S)	50,000	50,375
Koninklijke KPN NV
7.000%, 03/28/2073 (P)(S)	200,000	189,053
Level 3 Financing, Inc.
8.625%, 07/15/2020	1,270,000	1,352,550
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	920,000	979,800
Softbank Corp.
4.500%, 04/15/2020 (S)	1,050,000	1,011,938
Sprint Capital Corp.
6.875%, 11/15/2028	540,000	518,400
8.750%, 03/15/2032	3,835,000	4,218,500
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	820,000	959,400
tw Telecom Holdings, Inc.
5.375%, 10/01/2022	410,000	406,925
8.000%, 03/01/2018	850,000	901,000
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	1,030,000	973,350
UPC Holding BV
9.875%, 04/15/2018 (S)	210,000	227,850
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	350,000	362,250
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	290,000	306,675
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	810,000	838,350
Vimpel Communications
8.250%, 05/23/2016	1,247,000	1,362,348
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	460,000	476,100
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	2,090,000	2,084,775
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)	2,879,031	2,900,624

High Yield Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Windstream Corp.
6.375%, 08/01/2023	$590,000		$551,650
7.500%, 06/01/2022 to 04/01/2023		2,430,000	2,475,650
			28,709,468
Utilities - 4.0%
AES Corp.
4.875%, 05/15/2023		390,000	363,675
7.375%, 07/01/2021		560,000	614,600
Atlantic Power Corp.
9.000%, 11/15/2018		1,060,000	1,075,900
Calpine Corp.
7.500%, 02/15/2021 (S)		250,000	266,875
7.875%, 01/15/2023 (S)		650,000	698,750
Foresight Energy LLC
9.625%, 08/15/2017 (S)		3,260,000	3,423,000
GenOn Americas Generation LLC
9.125%, 05/01/2031		710,000	759,700
GenOn REMA LLC
9.237%, 07/02/2017		2,326,295	2,378,637
9.681%, 07/02/2026		510,000	530,400
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)		712,828	670,058
Mirant Mid Atlantic LLC
9.125%, 06/30/2017		563,108	619,419
10.060%, 12/30/2028		1,627,072	1,806,050
Red Oak Power LLC
9.200%, 11/30/2029		1,030,000	1,076,350
Suburban Propane Partners LP
7.375%, 03/15/2020		599,000	622,960
			14,906,374
TOTAL CORPORATE BONDS (Cost $329,964,909)		$321,146,363

CAPITAL PREFERRED SECURITIES - 0.5%
Financials - 0.5%
ILFC E-Capital Trust I (1.550% + Highest
of 3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)		1,000,000	850,000
ING Capital Funding Trust III
3.874%, 09/30/2013 (P)(Q)		220,000	211,200
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)		740,000	791,800
			1,853,000
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,758,192)		$1,853,000

CONVERTIBLE BONDS - 0.1%
Financials - 0.1%
Starwood Property Trust, Inc.
4.550%, 03/01/2018		230,000	236,900
Telecommunication Services - 0.0%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)	MXN	717,000	74,702
TOTAL CONVERTIBLE BONDS (Cost $342,260)		$311,602

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value

TERM LOANS (M) - 2.0%
Consumer Discretionary - 0.6%
Equinox Fitness Clubs
9.750%, 05/16/2020	$630,000	$636,300
Gymboree Corp.
5.000%, 02/23/2018	310,000	298,547
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017	1,360,000	1,407,600
		2,342,447
Consumer Staples - 0.1%
AdvancePierre Foods
9.500%, 10/10/2017	270,000	273,600
Energy - 0.1%
FTS International, Inc.
8.500%, 05/06/2016	620,000	596,529
Health Care - 0.1%
Immucor, Inc.
5.000%, 08/17/2018	304,606	304,860
Industrials - 0.8%
Commercial Barge Line Company
10.750%, 03/22/2020	1,860,000	1,776,300
Intelligrated, Inc.
10.500%, 12/31/2019	1,070,000	1,086,050
		2,862,350
Materials - 0.1%
Kronos, Inc.
9.750%, 04/30/2020	510,000	525,300
Telecommunication Services - 0.2%
Vodafone Group PLC, PIK
6.875%, 08/11/2015	703,120	711,909
TOTAL TERM LOANS (Cost $7,414,894)	$7,616,995

COMMON STOCKS - 2.3%
Consumer Discretionary - 0.1%
Bossier Casino Venture Holdco, Inc. (I)(S)	43,365	$86,731
Lear Corp.	2,315	139,965
New Cotai LLC (I)	3	0
PB Investors II LLC (I)	127,402	0
Tropicana Entertainment LLC (I)	7,500	33,750
Vertis Holdings, Inc. (I)	69,391	0
William Lyon Homes, Class A (I)	2,875	72,479
		332,925
Financials - 1.4%
Citigroup, Inc.	32,112	1,540,413
KCAD Holdings I, Ltd. (I)	165,553,563	1,816,123
Realogy Holdings Corp. (I)	11,903	571,820
Realogy Holdings Corp. (I)	23,979	1,151,951
		5,080,307
Industrials - 0.7%
DeepOcean Group Holdings AS (I)	83,286	2,140,450
Horizon Lines, Inc. (I)	373,764	504,581
Nortek, Inc. (I)	2,790	179,760
		2,824,791
Materials - 0.1%
LyondellBasell Industries NV, Class A	6,013	398,421
Telecommunication Services - 0.0%
Maxcom Telecomunicaciones SAB
de CV, ADR (I)	13,302	26,458
TOTAL COMMON STOCKS (Cost $8,880,724)	$8,662,902

High Yield Trust (continued)
	Shares or Principal Amount	Value

PREFERRED SECURITIES - 3.4%
Energy - 0.2%
Sanchez Energy Corp., 6.500% (S)	12,900	$802,287
Financials - 3.1%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	200,000	5,570,000
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	133,112	3,467,568
Santander Finance Preferred
SAU, 10.500% (L)	2,490	2,637,066
		11,674,634
Materials - 0.1%
ArcelorMittal, 6.000%	5,400	101,358
TOTAL PREFERRED SECURITIES (Cost $12,545,468)	$12,578,279

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	22,500
9.875%, 03/01/2049 (I)	2,050,000	15,375
10.250%, 11/01/2049 (I)	1,025,000	7,688
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	3,162,000	0
		45,563
TOTAL ESCROW CERTIFICATES (Cost $440,831)	$45,563

WARRANTS - 0.2%
Lear Corp. (Expiration Date: 11/09/2014;
Strike Price: $0.005) (I)	259	28,231
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price: $3.50) (I)	66,933	3,396
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	35,326	793,422
TOTAL WARRANTS (Cost $0)	$825,049

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 07/17/2013; Strike
Price: $103; Counterparty: JPMorgan
Securities, Inc.) (I)	5,900,000	65,974
TOTAL PURCHASED OPTIONS (Cost $69,030)	$65,974

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	618,831	$6,192,707
TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,193,150)	$6,192,707

SHORT-TERM INVESTMENTS - 3.4%
Repurchase Agreement - 3.4%
Bank of America Tri-Party Repurchase
Agreement dated 06/28/2013 at 0.070%
to be repurchased at $5,000,029 on
07/01/2013, collateralized by
$4,222,000 U.S. Treasury Bond, 4.625%
due 02/15/2040 (valued at $5,099,999,
including interest)	$5,000,000	$5,000,000

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at $7,787,006
on 07/01/2013, collateralized by
$6,600,000 U.S. Treasury Bond, 4.500%
due 08/15/2039 (valued at $7,944,559,
including interest)	$7,787,000	$7,787,000
12,787,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,787,000)	$12,787,000
Total Investments (High Yield Trust)
(Cost $385,434,772) - 100.3%	$376,672,986
Other assets and liabilities, net - (0.3%)	(1,254,013)
TOTAL NET ASSETS - 100.0%	$375,418,973

Income Trust
Shares or Principal Amount	Value

CORPORATE BONDS - 32.6%
Consumer Discretionary - 5.7%
Academy, Ltd. 9.250%, 08/01/2019 (S)	$400,000	$443,000
Cablevision Systems Corp.
7.750%, 04/15/2018	2,000,000	2,150,000
8.000%, 04/15/2020	1,400,000	1,526,000
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020	1,200,000	1,131,000
11.250%, 06/01/2017	450,000	468,563
CCO Holdings LLC 6.500%, 04/30/2021	1,000,000	1,042,500
Chrysler Group LLC 8.000%, 06/15/2019	3,000,000	3,273,750
CityCenter Holdings LLC
7.625%, 01/15/2016	700,000	738,500
Clear Channel Communications, Inc.
9.000%, 12/15/2019 (S)	1,019,000	988,430
9.000%, 03/01/2021	700,000	665,000
CSC Holdings LLC 6.750%, 11/15/2021	2,000,000	2,155,000
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	700,000	684,250
KB Home 7.500%, 09/15/2022	700,000	750,750
Landry’s, Inc. 9.375%, 05/01/2020 (S)	2,000,000	2,110,000
Laureate Education, Inc.
9.250%, 09/01/2019 (S)	500,000	535,000
MGM Resorts International
6.750%, 10/01/2020	400,000	414,000
10.000%, 11/01/2016	1,500,000	1,758,750
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021	1,600,000	1,628,000
Visant Corp. 10.000%, 10/01/2017	1,900,000	1,752,750
24,215,243
Consumer Staples - 2.6%
Boparan Finance PLC
9.750%, 04/30/2018 (S)	EUR	700,000	988,603
9.875%, 04/30/2018 (S)	GBP	750,000	1,229,117
Ceridian Corp. 11.250%, 11/15/2015	$1,000,000	1,013,750
Dean Foods Company 9.750%, 12/15/2018	900,000	1,017,000
JBS USA LLC
8.250%, 02/01/2020 (S)	700,000	733,250
11.625%, 05/01/2014	1,000,000	1,055,000

Income Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	$900,000	$906,750
7.875%, 08/15/2019	300,000	327,000
9.875%, 08/15/2019	1,500,000	1,605,000
SUPERVALU, Inc. 8.000%, 05/01/2016	1,300,000	1,399,125
US Foods, Inc. 8.500%, 06/30/2019	800,000	836,000
		11,110,595
Energy - 5.4%
Antero Resources Finance Corp.
7.250%, 08/01/2019	300,000	312,750
9.375%, 12/01/2017	750,000	795,000
Arch Coal, Inc. 7.000%, 06/15/2019 (L)	750,000	624,375
Bill Barrett Corp. 7.000%, 10/15/2022	500,000	500,000
Chesapeake Energy Corp.
5.750%, 03/15/2023	4,200,000	4,252,500
6.875%, 11/15/2020	100,000	108,500
7.250%, 12/15/2018	2,000,000	2,230,000
CONSOL Energy, Inc. 8.250%, 04/01/2020	1,400,000	1,466,500
El Paso Corp. 7.750%, 01/15/2032	300,000	318,956
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	1,000,000	1,097,500
EP Energy LLC 9.375%, 05/01/2020	1,000,000	1,130,000
Expro Finance Luxembourg SCA
8.500%, 12/15/2016 (S)	613,000	643,650
Linn Energy LLC 8.625%, 04/15/2020	1,700,000	1,785,000
Offshore Group Investment, Ltd.
7.500%, 11/01/2019	2,200,000	2,293,500
Peabody Energy Corp.
6.250%, 11/15/2021 (L)	500,000	482,500
Sabine Pass LNG LP 7.500%, 11/30/2016	800,000	861,000
Samson Investment Company
10.000%, 02/15/2020 (S)	1,800,000	1,896,750
Sanchez Energy Corp.
7.750%, 06/15/2021 (S)	900,000	877,500
W&T Offshore, Inc. 8.500%, 06/15/2019	1,200,000	1,239,000
		22,914,981
Financials - 3.4%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month
LIBOR + 3.640%)
05/15/2018 (Q)	1,500,000	1,687,500
E*TRADE Financial Corp.
6.000%, 11/15/2017	500,000	505,000
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	7,500,000	8,475,000
Nationstar Mortgage LLC
9.625%, 05/01/2019	2,000,000	2,240,000
Nuveen Investments Inc
9.500%, 10/15/2020 (S)	1,800,000	1,791,000
		14,698,500
Health Care - 3.1%
Grifols, Inc. 8.250%, 02/01/2018	600,000	645,000
HCA, Inc.
6.500%, 02/15/2016 to 02/15/2020	3,000,000	3,238,188
7.500%, 02/15/2022	1,200,000	1,329,000
Tenet Healthcare Corp.
8.000%, 08/01/2020	953,000	985,164
9.250%, 02/01/2015	3,400,000	3,684,750

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Vanguard Health Holding Company II LLC
7.750%, 02/01/2019	$500,000		$530,000
VPII Escrow Corp. 7.500%, 07/15/2021 (S)		2,800,000	2,905,000
			13,317,102
Industrials - 1.3%
Abengoa Finance SAU
8.875%, 11/01/2017 (S)		1,200,000	1,116,000
CEVA Group PLC
1.000%, 12/01/2013	EUR	500,000	527,069
4.000%, 05/01/2018 (S)	$1,400,000		1,133,787
Navistar International Corp.
8.250%, 11/01/2021 (L)		1,100,000	1,080,750
The Manitowoc Company, Inc.
9.500%, 02/15/2018 (L)		500,000	537,500
United Rentals North America, Inc.
8.375%, 09/15/2020 (L)		900,000	974,250
			5,369,356
Information Technology - 4.9%
CDW LLC
8.500%, 04/01/2019		2,500,000	2,687,500
12.535%, 10/12/2017		594,000	626,670
First Data Corp.
8.250%, 01/15/2021 (S)		3,500,000	3,570,000
11.250%, 03/31/2016 (L)		3,713,000	3,629,458
12.625%, 01/15/2021		3,050,000	3,225,375
First Data Corp., PIK
8.750%, 01/15/2022 (S)		1,504,000	1,545,360
Freescale Semiconductor, Inc.
8.050%, 02/01/2020 (L)		2,000,000	2,025,000
10.125%, 12/15/2016		979,000	1,004,699
10.750%, 08/01/2020		1,676,000	1,843,600
Infor US, Inc. 9.375%, 04/01/2019		200,000	216,750
SRA International, Inc.
11.000%, 10/01/2019		300,000	309,000
			20,683,412
Materials - 2.6%
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)		1,000,000	995,000
Cemex SAB de CV
5.875%, 03/25/2019 (S)		500,000	485,000
9.000%, 01/11/2018 (S)		3,000,000	3,150,000
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)		1,000,000	987,500
7.000%, 11/01/2015 (S)		500,000	505,000
Ineos Finance PLC 8.375%, 02/15/2019 (S)		700,000	764,750
INEOS Group Holdings PLC
7.875%, 02/15/2016 (S)	EUR	1,111,534	1,448,564
Inmet Mining Corp.
8.750%, 06/01/2020 (S)	$900,000		920,250
Orion Engineered Carbons Bondco GmbH
10.000%, 06/15/2018 (S)	EUR	1,350,000	1,919,770
			11,175,834
Telecommunication Services - 1.9%
Cricket Communications, Inc.
7.750%, 10/15/2020 (L)	$2,300,000		2,208,000
Frontier Communications Corp.
8.500%, 04/15/2020 (L)		500,000	551,250
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		3,000,000	3,510,000

Income Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Sprint Nextel Corp. (continued)
11.500%, 11/15/2021	$1,500,000	$1,995,000
		8,264,250
Utilities - 1.7%
Calpine Corp.
7.500%, 02/15/2021 (S)	900,000	960,750
7.875%, 07/31/2020 (S)	720,000	781,200
GenOn Energy, Inc. 7.875%, 06/15/2017	400,000	425,000
InterGen NV
7.000%, 06/30/2023 (S)	4,000,000	3,900,000
9.000%, 06/30/2017 (S)	1,000,000	1,031,600
		7,098,550
TOTAL CORPORATE BONDS (Cost $129,207,973)	$138,847,823

CONVERTIBLE BONDS - 1.1%
Consumer Discretionary - 0.5%
Volkswagen International Finance NV
5.500%, 11/09/2015 (S)	1,500,000	1,997,869
Materials - 0.6%
Cemex SAB de CV
3.250%, 03/15/2016	$1,350,000	1,638,563
3.750%, 03/15/2018	805,000	991,659
		2,630,222
TOTAL CONVERTIBLE BONDS (Cost $4,075,738)	$4,628,091

TERM LOANS (M) - 1.7%
Consumer Discretionary - 0.8%
Clear Channel Communications, Inc.
3.845%, 01/29/2016	861,048	785,706
6.945%, 01/30/2019	2,539,722	2,310,354
SuperMedia, Inc., PIK
11.600%, 12/31/2015	402,953	315,646
		3,411,706
Industrials - 0.3%
Navistar, Inc.
5.750%, 08/07/2017	760,128	766,371
US Investigations Services, Inc.
5.000%, 02/21/2015	678,902	648,351
		1,414,722
Information Technology - 0.6%
First Data Corp.
4.193%, 03/23/2018	1,584,873	1,542,940
SRA International, Inc.
6.500%, 07/20/2018	817,143	811,014
		2,353,954
TOTAL TERM LOANS (Cost $7,291,776)	$7,180,382

COMMON STOCKS - 55.9%
Consumer Discretionary - 0.4%
Media - 0.1%
Dex Media, Inc. (I)(L)	19,933	$350,223
Multiline Retail - 0.3%
Target Corp.	18,110	1,247,054
		1,597,277
Consumer Staples - 0.7%
Beverages - 0.6%
PepsiCo, Inc.	30,000	2,453,700

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing - 0.1%
Safeway, Inc.	25,540	$604,276
		3,057,976
Energy - 10.5%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	38,670	1,783,847
Halliburton Company	77,910	3,250,405
Schlumberger, Ltd.	38,060	2,727,380
Transocean, Ltd.	25,000	1,198,750
Weatherford International, Ltd. (I)	70,000	959,000
		9,919,382
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	18,020	1,548,459
BP PLC, ADR	162,165	6,768,767
Callon Petroleum Company (I)	55,000	185,350
Canadian Oil Sands, Ltd.	190,000	3,517,448
Chesapeake Energy Corp. (L)	40,000	815,200
Chevron Corp.	32,230	3,814,098
Devon Energy Corp.	10,000	518,800
Exxon Mobil Corp.	30,000	2,710,500
Royal Dutch Shell PLC, ADR	154,414	9,851,613
Spectra Energy Corp.	73,370	2,528,330
The Williams Companies, Inc.	46,570	1,512,128
Total SA, ADR	25,000	1,217,500
		34,988,193
		44,907,575
Financials - 5.6%
Capital Markets - 0.5%
BlackRock, Inc.	8,000	2,054,800
Commercial Banks - 2.5%
Barclays PLC	150,000	643,012
HSBC Holdings PLC	250,000	2,590,771
Wells Fargo & Company	174,800	7,213,993
		10,447,776
Diversified Financial Services - 2.4%
Bank of America Corp.	300,000	3,858,000
JPMorgan Chase & Company	120,000	6,334,800
		10,192,800
Insurance - 0.2%
QBE Insurance Group, Ltd.	75,000	1,035,092
		23,730,468
Health Care - 6.7%
Pharmaceuticals - 6.7%
Johnson & Johnson	80,000	6,868,800
Merck & Company, Inc.	167,130	7,763,189
Pfizer, Inc. (L)	200,000	5,602,000
Roche Holdings AG	23,430	5,805,588
Sanofi, ADR	50,000	2,575,500
		28,615,077
		28,615,077
Industrials - 3.3%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	16,000	1,735,360
Raytheon Company	19,110	1,263,553
		2,998,913
Air Freight & Logistics - 0.2%
CEVA Group PLC (I)	1,115	995,891

Income Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	22,620	$767,723
Waste Management, Inc.	65,340	2,635,162
		3,402,885
Industrial Conglomerates - 1.6%
General Electric Company	281,620	6,530,768
		13,928,457
Information Technology - 3.5%
Communications Equipment - 0.4%
Cisco Systems, Inc.	77,810	1,891,561
Computers & Peripherals - 0.3%
Apple, Inc.	3,000	1,188,240
Semiconductors & Semiconductor Equipment - 2.1%
Texas Instruments, Inc.	40,350	1,407,005
Broadcom Corp., Class A	37,910	1,279,842
Intel Corp.	256,460	6,211,461
		8,898,308
Software - 0.7%
Microsoft Corp.	61,640	2,128,429
Oracle Corp.	20,410	626,995
		2,755,424
		14,733,533
Materials - 8.0%
Chemicals - 4.1%
Agrium, Inc. (L)	35,000	3,043,600
E.I. du Pont de Nemours & Company	69,450	3,646,125
LyondellBasell Industries NV, Class A	75,000	4,969,500
The Dow Chemical Company	183,430	5,900,943
		17,560,168
Metals & Mining - 3.9%
Barrick Gold Corp.	89,750	1,412,665
BHP Billiton PLC	118,480	3,043,096
Freeport-McMoRan Copper & Gold, Inc.	137,150	3,786,712
Goldcorp, Inc.	65,440	1,618,331
Newmont Mining Corp.	93,750	2,807,813
Rio Tinto PLC, ADR (L)	90,000	3,697,200
		16,365,817
		33,925,985
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	140,000	4,956,000
CenturyLink, Inc. (L)	30,000	1,060,500
France Telecom SA	28,700	270,272
Frontier Communications Corp. (L)	75,000	303,750
Telstra Corp., Ltd.	500,000	2,176,765
Vivendi SA	51,666	973,685
		9,740,972
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC	1,600,000	4,591,547
		14,332,519
Utilities - 13.8%
Electric Utilities - 8.3%
American Electric Power Company, Inc.	70,000	3,134,600
Duke Energy Corp.	137,082	9,253,035
Entergy Corp.	50,000	3,484,000
Exelon Corp.	115,000	3,551,200

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
FirstEnergy Corp.	60,000	$2,240,400
NextEra Energy, Inc.	53,345	4,346,551
Pinnacle West Capital Corp.	27,430	1,521,542
PPL Corp.	35,500	1,074,230
The Southern Company	86,230	3,805,330
Xcel Energy, Inc.	110,000	3,117,400
		35,528,288
Gas Utilities - 0.5%
AGL Resources, Inc.	50,000	2,143,000
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. (I)	110,168	2,484,288
Multi-Utilities - 4.4%
Dominion Resources, Inc.	60,070	3,413,177
PG&E Corp.	112,400	5,140,052
Public Service Enterprise Group, Inc.	150,000	4,899,000
Sempra Energy	49,950	4,083,912
TECO Energy, Inc. (L)	59,000	1,014,210
		18,550,351
		58,705,927
TOTAL COMMON STOCKS (Cost $228,629,249)	$237,534,794

PREFERRED SECURITIES - 6.2%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
General Motors Company,
Series B, 4.750%	23,600	1,136,576
Energy - 1.0%
Energy Equipment & Services - 0.0%
Newco Acquisition Company, Ltd.	31	36,916
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp., 5.750% (S)	1,900	1,948,640
Sandridge Energy, Inc., 7.000%	26,500	2,270,719
		4,219,359
		4,256,275
Financials - 4.4%
Commercial Banks - 1.3%
Wells Fargo & Company, Series L, 7.500%	4,600	5,492,400
Consumer Finance - 0.3%
Ally Financial, Inc., 7.000% (S)	1,341	1,274,579
Diversified Financial Services - 1.6%
Bank of America Corp., Series L, 7.250%	5,350	5,941,175
JPMorgan Chase & Company, 7.500%	20,000	845,466
		6,786,641
Insurance - 0.3%
MetLife, Inc., 5.000%	27,000	1,479,330
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc.,
Series A, 1.950%	90,000	2,214,000
Thrifts & Mortgage Finance - 0.4%
Federal Home Loan Mortgage Corp.,
Series Z (higher of 3 month
LIBOR + 4.160% or 7.875%) (I)	94,900	441,285
Federal National Mortgage Association,
Series S (higher of 3 month
LIBOR + 4.230% or 7.750%) (I)	79,300	360,815

Income Trust (continued)
	Shares or Principal Amount	Value

PREFERRED SECURITIES (continued)
Thrifts & Mortgage Finance (continued)
Federal National Mortgage Association,
Series R, 7.625% (I)	60,200	$243,810
Federal National Mortgage Association,
Series Q, 6.750% (I)	80,000	328,000
Federal National Mortgage
Association, 5.375% (I)	20	285,000
		1,658,910
		18,905,860
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Ceva, Inc.	1,068	953,958
Materials - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings
Finance PLC, 6.000%	25,000	430,250
Utilities - 0.2%
Multi-Utilities - 0.2%
Dominion Resources, Inc., 6.125%	8,500	426,700
Dominion Resources, Inc., 6.000%	8,500	425,425
		852,125
		852,125
TOTAL PREFERRED SECURITIES (Cost $30,431,558)		$26,535,044

WARRANTS - 0.1%
Dynegy, Inc. (Expiration Date: 10/02/2017;
Strike Price: $40.00) (I)	10,796	19,973
General Motors Company (Expiration
Date: 07/10/2016; Strike
Price: $10.00) (I)	7,875	189,000
General Motors Company (Expiration
Date: 07/10/2019; Strike
Price: $18.33) (I)	7,875	128,756
TOTAL WARRANTS (Cost $1,072,118)		$337,729

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
General Motors Company (I)	85,000	0
SuperMedia, Inc., 12/01/2020 (I)	651,025	0
		—
Utilities - 0.0%
Dynegy Holdings LLC
7.500%, 06/01/2015 (I)	1,220,000	0
7.750%, 06/01/2019 (I)	1,250,000	0
Dynegy, Inc. (I)	2,000,000	0
		0
TOTAL ESCROW CERTIFICATES (Cost $326)		$0

EQUITY LINKED SECURITIES - 0.3%
Financials - 0.3%
Peabody Energy Corp. (Deutsche Bank
AG) (Expiration Date: 11/22/2013;
Strike Price: $20.10) (I)(S)	7,500,000	1,139,550
TOTAL EQUITY LINKED SECURITIES (Cost $1,507,500)		$1,139,550

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or Principal Amount	Value

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	1,941,461	$19,428,391
TOTAL SECURITIES LENDING
COLLATERAL (Cost $19,429,965)	$19,428,391

SHORT-TERM INVESTMENTS - 2.1%
U.S. Government & Agency
Obligations - 1.2%
Federal Home Loan Bank Discount Notes,
0.0000%, 07/01/2013 *	$5,000,000	$5,000,000
Repurchase Agreement - 0.9%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at 0.010%
to be repurchased at $4,000,003 on
07/01/2013, collateralized by $3,170,000
U.S. Treasury Bonds, 5.250% due
02/15/2029 (valued at $4,084,073,
including interest)	4,000,000	4,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,000,000)	$9,000,000
Total Investments (Income Trust)
(Cost $430,646,203) - 104.6%	$444,631,804
Other assets and liabilities, net - (4.6%)		(19,438,627)
TOTAL NET ASSETS - 100.0%		$425,193,177

Investment Quality Bond Trust
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 34.6%
U.S. Government Agency - 10.5%
Federal Home Loan Mortgage Corp.
5.000%, 12/01/2034	$599,007	$642,755
6.500%, 04/01/2029 to 08/01/2034	60,678	69,430
7.500%, 08/01/2025 to 05/01/2028	16,634	19,174
Federal National Mortgage Association
3.500%, TBA (C)	32,300,000	32,776,929
Government National
Mortgage Association
4.000%, 11/15/2040 to 02/15/2042	2,761,386	2,897,508
6.000%, 12/15/2013 to 04/15/2035	121,394	135,403
6.500%, 06/15/2028 to 02/15/2035	73,728	84,901
7.000%, 11/15/2031 to 11/15/2033	506,155	579,786
8.000%, 07/15/2030	6,862	8,112
		37,213,998
U.S. Government - 24.1%
U.S. Treasury Bonds
3.125%, 11/15/2041 (D)	6,010,000	5,641,888
4.250%, 05/15/2039	2,475,000	2,848,572
4.375%, 11/15/2039 to 05/15/2041	5,858,000	6,876,407
4.625%, 02/15/2040	6,125,000	7,470,589
4.750%, 02/15/2041	1,643,300	2,044,111
6.250%, 08/15/2023	600,000	804,563
U.S. Treasury Notes
0.250%, 02/15/2015	12,100,000	12,091,494
0.875%, 04/30/2017	21,745,000	21,631,187
1.750%, 07/31/2015	13,190,000	13,560,969
2.000%, 04/30/2016	5,915,000	6,140,971
2.000%, 11/15/2021 (D)	275,000	270,016

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.500%, 04/30/2015	$700		$728
4.000%, 02/15/2015		4,775,000	5,060,569
4.250%, 11/15/2014		1,025,000	1,081,295
			85,523,359
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $121,339,879)		$122,737,357

FOREIGN GOVERNMENT
OBLIGATIONS - 1.1%
Brazil - 0.8%
Federative Republic of Brazil
2.625%, 01/05/2023		425,000	369,750
5.875%, 01/15/2019		250,000	284,750
10.000%, 01/01/2021	BRL	4,830,000	2,168,577
			2,823,077
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	$450,000		472,500
Mexico - 0.2%
Government of Mexico
4.750%, 03/08/2044		554,000	493,060
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,180,568)		$3,788,637

CORPORATE BONDS - 46.7%
Consumer Discretionary - 6.5%
AMC Entertainment, Inc.
8.750%, 06/01/2019		45,000	48,150
Arcelik AS
5.000%, 04/03/2023 (S)		265,000	237,175
AutoNation, Inc.
5.500%, 02/01/2020		80,000	83,200
AutoZone, Inc.
3.700%, 04/15/2022		420,000	408,127
Autozone, Inc.
4.000%, 11/15/2020		525,000	536,223
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		85,000	26,563
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		25,000	26,031
CBS Corp.
5.750%, 04/15/2020		385,000	436,492
8.875%, 05/15/2019		400,000	515,292
CCO Holdings LLC
5.250%, 09/30/2022		61,000	57,950
5.750%, 09/01/2023 (S)		20,000	19,350
6.500%, 04/30/2021		140,000	145,950
6.625%, 01/31/2022		325,000	338,813
7.375%, 06/01/2020		110,000	119,625
8.125%, 04/30/2020		10,000	10,925
Choice Hotels International, Inc.
5.700%, 08/28/2020		6,000	6,360
5.750%, 07/01/2022		120,000	127,200
Comcast Cable Communications LLC
8.500%, 05/01/2027		556,000	753,532
Comcast Corp.
4.250%, 01/15/2033		385,000	368,712
5.700%, 05/15/2018		545,000	635,000

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
COX Communications, Inc.
2.950%, 06/30/2023 (S)	$560,000	$509,062
5.875%, 12/01/2016 (S)	850,000	965,883
8.375%, 03/01/2039 (S)	150,000	203,483
CSC Holdings, Inc.
7.625%, 07/15/2018	44,000	49,610
Daimler Finance North America LLC
8.500%, 01/18/2031	400,000	566,375
DIRECTV Holdings LLC
1.750%, 01/15/2018	230,000	221,968
3.800%, 03/15/2022	760,000	729,652
5.200%, 03/15/2020	215,000	232,042
DISH DBS Corp.
5.875%, 07/15/2022	270,000	274,050
6.750%, 06/01/2021	281,000	298,563
7.875%, 09/01/2019	125,000	140,000
Ford Motor Credit Company LLC
3.000%, 06/12/2017	385,000	385,693
3.875%, 01/15/2015	350,000	360,727
5.875%, 08/02/2021	705,000	768,256
General Motors Financial Company, Inc.
2.750%, 05/15/2016 (S)	35,000	34,431
3.250%, 05/15/2018 (S)	20,000	19,450
4.250%, 05/15/2023 (S)	10,000	9,313
Home Depot, Inc.
5.875%, 12/16/2036	550,000	647,334
L Brands, Inc.
6.950%, 03/01/2033	30,000	29,850
Lamar Media Corp.
5.875%, 02/01/2022	30,000	30,825
Liberty Interactive LLC
8.250%, 02/01/2030	393,000	420,510
Limited Brands, Inc.
5.625%, 02/15/2022	235,000	238,525
7.000%, 05/01/2020	95,000	105,450
National Cinemedia LLC
6.000%, 04/15/2022	30,000	30,788
NBCUniversal Enterprise, Inc.
1.662%, 04/15/2018 (S)	320,000	311,350
NBCUniversal Media LLC
5.150%, 04/30/2020	500,000	568,999
6.400%, 04/30/2040	145,000	173,580
Netflix, Inc.
5.375%, 02/01/2021 (S)	80,000	79,600
News America, Inc.
6.150%, 02/15/2041	310,000	344,589
7.750%, 01/20/2024	622,000	746,375
7.850%, 03/01/2039	325,000	418,047
PulteGroup, Inc.
6.375%, 05/15/2033	20,000	18,700
PVH Corp.
4.500%, 12/15/2022	30,000	28,800
7.375%, 05/15/2020	75,000	81,375
Quebecor Media, Inc.
7.750%, 03/15/2016	41,000	41,666
QVC, Inc.
5.125%, 07/02/2022	10,000	10,100
Sally Holdings LLC
5.750%, 06/01/2022	75,000	76,125
Service Corp. International
5.375%, 01/15/2022 (S)	55,000	54,863
7.625%, 10/01/2018	20,000	22,800

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	$15,000	$15,900
Sotheby’s
5.250%, 10/01/2022 (S)	105,000	101,850
Starz LLC
5.000%, 09/15/2019	30,000	29,775
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	800,155
Tenneco, Inc.
6.875%, 12/15/2020	145,000	155,150
Time Warner Cable, Inc.
4.500%, 09/15/2042	800,000	621,022
5.000%, 02/01/2020	700,000	730,413
5.875%, 11/15/2040	360,000	330,083
8.250%, 02/14/2014	205,000	214,387
Time Warner, Inc.
6.100%, 07/15/2040	630,000	688,514
7.700%, 05/01/2032	1,298,000	1,651,592
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	155,000	175,538
Unitymedia Hessen GmbH &
Company KG
5.500%, 01/15/2023 (S)	200,000	189,000
7.500%, 03/15/2019 (S)	150,000	157,875
Valassis Communications, Inc.
6.625%, 02/01/2021	220,000	215,600
Viacom, Inc.
1.250%, 02/27/2015	315,000	315,881
4.375%, 03/15/2043 (S)	638,000	541,742
5.625%, 09/15/2019	500,000	573,698
Videotron, Ltd.
5.000%, 07/15/2022	100,000	97,500
9.125%, 04/15/2018	25,000	26,219
Wynn Las Vegas LLC
7.750%, 08/15/2020	275,000	305,360
		23,086,733
Consumer Staples - 3.2%
Altria Group, Inc.
2.850%, 08/09/2022	425,000	392,757
9.250%, 08/06/2019	122,000	161,510
9.700%, 11/10/2018	360,000	478,411
10.200%, 02/06/2039	300,000	451,896
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	370,000	543,220
Avon Products, Inc.
4.600%, 03/15/2020	10,000	10,104
5.000%, 03/15/2023	40,000	39,737
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,000,000	1,053,920
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	780,000	795,642
ConAgra Foods, Inc.
1.350%, 09/10/2015	265,000	266,780
Constellation Brands, Inc.
4.250%, 05/01/2023	45,000	42,469
7.250%, 09/01/2016 to 05/15/2017	320,000	364,613
CVS Caremark Corp.
6.250%, 06/01/2027	210,000	248,747
CVS Pass-Through Trust
6.943%, 01/10/2030	506,549	596,120
General Mills, Inc.
5.650%, 02/15/2019	225,000	261,266

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Heineken NV
2.750%, 04/01/2023 (S)	$210,000	$192,407
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	1,080,000	1,014,767
Kraft Foods, Inc.
6.500%, 02/09/2040	280,000	334,405
Lorillard Tobacco Company
8.125%, 06/23/2019	145,000	177,608
Molson Coors Brewing Company
3.500%, 05/01/2022	170,000	166,754
Mondelez International, Inc.
6.875%, 01/26/2039	445,000	549,740
Pernod-Ricard SA
5.750%, 04/07/2021 (S)	936,000	1,039,310
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	760,000	771,843
Wal-Mart Stores, Inc.
2.550%, 04/11/2023	565,000	529,126
6.500%, 08/15/2037	700,000	885,356
		11,368,508
Energy - 4.3%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	640,000	742,270
Antero Resources Finance Corp.
9.375%, 12/01/2017	20,000	21,200
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	721,240
Chevron Corp.
2.427%, 06/24/2020	465,000	462,022
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	655,000	626,773
CONSOL Energy, Inc.
8.000%, 04/01/2017	25,000	26,313
8.250%, 04/01/2020	25,000	26,188
Continental Resources, Inc.
5.000%, 09/15/2022	180,000	183,150
Denbury Resources, Inc.
4.625%, 07/15/2023	65,000	59,963
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	305,000	279,075
El Paso Corp.
6.500%, 09/15/2020	265,000	282,405
7.000%, 06/15/2017	560,000	608,633
Energy Transfer Equity LP
7.500%, 10/15/2020	360,000	393,300
Energy Transfer Partners LP
3.600%, 02/01/2023	760,000	710,855
EP Energy LLC
6.875%, 05/01/2019	45,000	48,150
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	1,175,000	1,076,124
Harvest Operations Corp.
6.875%, 10/01/2017	165,000	183,975
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020	595,000	708,089
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	291,000	305,420
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	815,000	792,588
MarkWest Energy Partners LP
5.500%, 02/15/2023	10,000	9,850
Newfield Exploration Company
5.625%, 07/01/2024	60,000	58,200

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Newfield Exploration Company (continued)
5.750%, 01/30/2022	$45,000	$44,550
6.875%, 02/01/2020	140,000	144,200
7.125%, 05/15/2018	130,000	134,875
Nexen, Inc.
6.200%, 07/30/2019	515,000	605,544
7.500%, 07/30/2039	125,000	152,797
Peabody Energy Corp.
6.500%, 09/15/2020	421,000	422,053
7.375%, 11/01/2016	60,000	66,600
Petrobras International Finance Company
5.375%, 01/27/2021	1,475,000	1,481,245
6.750%, 01/27/2041	196,000	195,989
Petroleos Mexicanos
5.500%, 06/27/2044 (S)	1,000,000	900,000
Pioneer Natural Resources Company
6.650%, 03/15/2017	115,000	131,144
6.875%, 05/01/2018	150,000	177,036
Range Resources Corp.
5.000%, 08/15/2022	20,000	19,550
5.750%, 06/01/2021	40,000	41,200
6.750%, 08/01/2020	25,000	26,813
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	412,775
Rosneft Oil Company
3.149%, 03/06/2017 (S)	210,000	206,850
Transocean, Inc.
2.500%, 10/15/2017	210,000	207,461
4.950%, 11/15/2015	800,000	857,954
Valero Energy Corp.
8.750%, 06/15/2030	403,000	502,503
		15,056,922
Financials - 20.5%
AIG Retirement Services, Inc.
8.125%, 04/28/2023	865,000	1,067,356
American Express Company
7.000%, 03/19/2018	1,195,000	1,437,188
American International Group, Inc.
2.375%, 08/24/2015	290,000	294,537
4.875%, 06/01/2022	330,000	351,565
5.450%, 05/18/2017	95,000	104,691
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	680,000	758,011
Bank of America Corp.
2.000%, 01/11/2018	570,000	551,913
5.000%, 05/13/2021	225,000	239,793
5.625%, 07/01/2020	945,000	1,039,963
5.700%, 01/24/2022	350,000	388,318
5.750%, 12/01/2017	600,000	666,607
5.875%, 01/05/2021	1,200,000	1,349,966
Bank One Michigan
8.250%, 11/01/2024	1,730,000	2,285,072
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,090,000	1,178,693
BNP Paribas SA
2.375%, 09/14/2017	1,280,000	1,266,781
Brandywine Operating Partnership LP
4.950%, 04/15/2018	400,000	425,848
5.700%, 05/01/2017	825,000	899,611
Capital One Financial Corp.
6.150%, 09/01/2016	950,000	1,059,952

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CBRE Services, Inc.
5.000%, 03/15/2023	$85,000	$80,538
CIT Group, Inc.
5.250%, 03/15/2018	140,000	143,850
Citigroup, Inc.
1.750%, 05/01/2018	150,000	143,385
4.050%, 07/30/2022	800,000	768,457
4.875%, 05/07/2015	614,000	647,647
5.375%, 08/09/2020	115,000	127,111
6.000%, 10/31/2033	425,000	414,735
6.125%, 11/21/2017 to 08/25/2036	2,060,000	2,215,957
8.500%, 05/22/2019	850,000	1,070,595
Credit Acceptance Corp.
9.125%, 02/01/2017	120,000	126,900
Deutsche Bank AG
4.296%, 05/24/2028 (P)	200,000	184,560
Discover Financial Services
6.450%, 06/12/2017	885,000	1,005,059
Duke Realty LP
6.750%, 03/15/2020	340,000	390,027
DuPont Fabros Technology LP
8.500%, 12/15/2017	155,000	163,525
Equity One, Inc.
6.000%, 09/15/2017	400,000	444,982
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	1,475,000	1,482,375
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	525,000	610,676
General Electric Capital Corp.
2.300%, 04/27/2017	800,000	810,802
4.650%, 10/17/2021	1,760,000	1,865,984
5.550%, 05/04/2020	595,000	671,812
5.625%, 05/01/2018	500,000	573,297
5.875%, 01/14/2038	700,000	771,268
General Electric Capital Corp., (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	400,000	425,000
Glencore Funding LLC
1.700%, 05/27/2016 (S)	925,000	896,849
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	390,000	429,975
HCP, Inc.
3.750%, 02/01/2019	155,000	158,987
5.650%, 12/15/2013	450,000	460,013
7.072%, 06/08/2015	433,000	480,506
Health Care REIT, Inc.
4.125%, 04/01/2019	75,000	78,417
5.250%, 01/15/2022	781,000	838,961
Host Hotels & Resorts LP
6.000%, 11/01/2020	315,000	339,326
HSBC Holdings PLC
5.100%, 04/05/2021	395,000	433,763
6.800%, 06/01/2038	355,000	408,680
HSBC USA, Inc.
2.375%, 02/13/2015	560,000	572,198
9.500%, 04/15/2014	865,000	919,372
ING US, Inc.
5.500%, 07/15/2022 (S)	120,000	127,582

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
International Lease Finance Corp.
5.650%, 06/01/2014	$110,000	$111,925
5.750%, 05/15/2016	450,000	462,370
5.875%, 04/01/2019	615,000	621,150
6.250%, 05/15/2019	50,000	51,375
6.500%, 09/01/2014 (S)	20,000	20,800
6.625%, 11/15/2013	25,000	25,344
6.750%, 09/01/2016 (S)	25,000	27,000
7.125%, 09/01/2018 (S)	20,000	22,100
8.625%, 09/15/2015	25,000	27,375
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	648,000	805,544
JPMorgan Chase & Company
3.250%, 09/23/2022	175,000	166,048
3.375%, 05/01/2023	365,000	339,666
4.250%, 10/15/2020	225,000	233,765
4.350%, 08/15/2021	890,000	926,680
6.000%, 01/15/2018	600,000	684,468
6.300%, 04/23/2019	180,000	209,020
Kimco Realty Corp.
5.584%, 11/23/2015	410,000	448,656
6.875%, 10/01/2019	560,000	676,636
Liberty Property LP
3.375%, 06/15/2023	180,000	166,831
4.125%, 06/15/2022	150,000	148,268
6.625%, 10/01/2017	210,000	239,476
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	100,000	106,566
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	550,000	806,744
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,500,000	1,693,226
7.750%, 05/14/2038	1,175,000	1,345,193
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (L)(S)	1,050,000	1,096,871
Morgan Stanley
4.100%, 05/22/2023	370,000	341,648
4.875%, 11/01/2022	566,000	558,844
5.500%, 07/24/2020	250,000	269,104
5.550%, 04/27/2017	655,000	708,364
5.625%, 09/23/2019	115,000	123,551
6.250%, 08/28/2017	1,120,000	1,248,520
6.375%, 07/24/2042	415,000	463,458
6.625%, 04/01/2018	1,225,000	1,388,007
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	615,000	767,120
9.375%, 08/15/2039 (S)	250,000	338,553
Nordea Bank AB
4.875%, 05/13/2021 (S)	575,000	589,780
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,220,071
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	497,000	572,570
ProLogis LP
6.125%, 12/01/2016	505,000	568,902
7.500%, 06/30/2018	364,000	428,495
Provident Funding Associates LP/PFG
Finance Corp.
6.750%, 06/15/2021 (S)	40,000	39,900
Realty Income Corp.
3.250%, 10/15/2022	245,000	223,957
6.750%, 08/15/2019	410,000	483,497

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	$550,000	$559,144
6.125%, 12/15/2022	310,000	294,833
SLM Corp.
6.000%, 01/25/2017	85,000	88,825
6.250%, 01/25/2016	936,000	992,160
7.250%, 01/25/2022	55,000	57,750
8.000%, 03/25/2020	10,000	10,825
8.450%, 06/15/2018	375,000	416,250
Sovereign Bank
8.750%, 05/30/2018	250,000	302,172
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	1,471,000	1,621,311
SunTrust Banks, Inc.
3.600%, 04/15/2016	705,000	746,198
The Bear Stearns Companies LLC
6.400%, 10/02/2017	85,000	98,012
7.250%, 02/01/2018	230,000	273,780
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	410,000	438,443
5.375%, 03/15/2020	180,000	195,228
5.750%, 01/24/2022	1,700,000	1,874,168
6.150%, 04/01/2018	150,000	168,968
6.750%, 10/01/2037	1,590,000	1,630,130
7.500%, 02/15/2019	126,000	149,576
US Bancorp
7.500%, 06/01/2026	1,024,000	1,320,460
Ventas Realty LP
2.000%, 02/15/2018	275,000	266,097
2.700%, 04/01/2020	295,000	278,746
4.750%, 06/01/2021	575,000	603,776
Wachovia Bank NA
6.919%, 12/15/2036	500,000	613,341
Wells Fargo & Company
3.450%, 02/13/2023	350,000	334,062
3.676%, 06/15/2016	700,000	747,780
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	70,000	79,100
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	322,166
		72,929,775
Health Care - 2.8%
AbbVie, Inc.
1.750%, 11/06/2017 (S)	700,000	685,565
2.000%, 11/06/2018 (S)	795,000	770,530
2.900%, 11/06/2022 (S)	365,000	341,122
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,260,000	1,390,736
Amgen, Inc.
5.150%, 11/15/2041	105,000	104,684
6.400%, 02/01/2039	345,000	397,802
6.900%, 06/01/2038	205,000	251,700
BioScrip, Inc.
10.250%, 10/01/2015	15,000	15,863
Community Health Systems, Inc.
5.125%, 08/15/2018	306,000	310,590
Express Scripts Holding Company
2.100%, 02/12/2015	1,575,000	1,601,595
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	15,600
5.875%, 01/31/2022 (S)	11,000	11,578

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	$10,000	$10,875
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	45,000	49,725
HCA, Inc.
5.875%, 03/15/2022	150,000	153,938
6.375%, 01/15/2015	15,000	15,713
6.500%, 02/15/2020	365,000	394,884
8.500%, 04/15/2019	125,000	134,141
Hologic, Inc.
6.250%, 08/01/2020	10,000	10,369
Mylan, Inc.
1.800%, 06/24/2016 (S)	275,000	273,658
Pfizer, Inc.
6.200%, 03/15/2019	680,000	819,639
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	300,000	358,049
WellPoint, Inc.
4.650%, 01/15/2043	720,000	671,843
5.850%, 01/15/2036	400,000	444,493
7.000%, 02/15/2019	485,000	582,046
Zoetis, Inc.
3.250%, 02/01/2023 (S)	170,000	161,422
		9,978,160
Industrials - 2.5%
Air Lease Corp.
4.500%, 01/15/2016	105,000	105,525
4.750%, 03/01/2020	45,000	43,425
BE Aerospace, Inc.
5.250%, 04/01/2022	236,000	234,820
6.875%, 10/01/2020	50,000	54,000
Bombardier, Inc.
7.500%, 03/15/2018 (S)	145,000	160,950
7.750%, 03/15/2020 (S)	75,000	83,250
Case New Holland, Inc.
7.750%, 09/01/2013	35,000	35,219
7.875%, 12/01/2017	420,000	475,650
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,150
5.250%, 08/01/2020	66,000	66,990
CNH America LLC
7.250%, 01/15/2016	30,000	32,550
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	186,297	195,612
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	255,525	269,579
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	13,159	14,606
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022	4,669	4,950
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	680,000	678,300
Crown Americas LLC
6.250%, 02/01/2021	235,000	249,100
Deluxe Corp.
6.000%, 11/15/2020	55,000	56,925
7.000%, 03/15/2019	45,000	47,475

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	$1,200,000	$1,326,361
Esterline Technologies Corp.
7.000%, 08/01/2020	45,000	48,263
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	16,000	17,100
7.125%, 03/15/2021	161,000	173,075
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,060,000	1,091,918
Hutchison Whampoa International
12 II, Ltd.
2.000%, 11/08/2017 (S)	615,000	596,928
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023 (S)	295,000	276,751
Marquette Transportation Company
10.875%, 01/15/2017	30,000	32,100
Masco Corp.
6.500%, 08/15/2032	110,000	109,450
7.125%, 03/15/2020	125,000	139,375
7.750%, 08/01/2029	130,000	143,609
Owens Corning
9.000%, 06/15/2019	15,000	18,409
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	975,000	963,267
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	599,239	707,103
United Rentals North America, Inc.
5.750%, 07/15/2018	25,000	26,250
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	65,316	69,072
Waste Management, Inc.
6.375%, 03/11/2015	375,000	408,478
		8,976,585
Information Technology - 1.1%
Anixter, Inc.
5.625%, 05/01/2019	30,000	31,050
Apple, Inc.
2.400%, 05/03/2023	595,000	551,486
Audatex North America, Inc.
6.750%, 06/15/2018	50,000	52,500
Brocade Communications Systems, Inc.
4.625%, 01/15/2023 (S)	145,000	136,300
Equinix, Inc.
4.875%, 04/01/2020	10,000	9,800
5.375%, 04/01/2023	70,000	68,600
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	135,000	135,844
Flextronics International, Ltd.
4.625%, 02/15/2020 (S)	35,000	33,950
5.000%, 02/15/2023 (S)	50,000	48,375
Hewlett-Packard Company
2.600%, 09/15/2017	1,025,000	1,023,319
2.650%, 06/01/2016	275,000	280,266
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	80,000	84,800
IAC/InterActiveCorp.
4.750%, 12/15/2022 (S)	40,000	37,800
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	36,225

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
NCR Corp.
4.625%, 02/15/2021	$170,000	$162,350
5.000%, 07/15/2022	20,000	19,300
Seagate HDD Cayman
6.875%, 05/01/2020	110,000	116,600
7.000%, 11/01/2021	310,000	331,700
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	925,000	888,910
		4,049,175
Materials - 1.0%
Agrium, Inc.
7.125%, 05/23/2036	475,000	565,706
Ashland, Inc.
4.750%, 08/15/2022 (S)	55,000	54,450
Ball Corp.
4.000%, 11/15/2023	205,000	189,625
5.000%, 03/15/2022	70,000	69,650
6.750%, 09/15/2020	80,000	86,200
Celanese US Holdings LLC
6.625%, 10/15/2018	30,000	31,725
CF Industries, Inc.
3.450%, 06/01/2023	265,000	254,512
7.125%, 05/01/2020	45,000	53,814
Clearwater Paper Corp.
4.500%, 02/01/2023 (S)	15,000	14,250
7.125%, 11/01/2018	40,000	42,800
Crown Americas LLC
4.500%, 01/15/2023 (S)	10,000	9,425
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)	35,000	33,775
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	134,000	144,720
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	105,000	102,113
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	730,000	660,330
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	240,000	267,600
Rock-Tenn Company
3.500%, 03/01/2020	15,000	14,671
4.000%, 03/01/2023	105,000	101,112
Silgan Holdings, Inc.
5.000%, 04/01/2020	305,000	301,950
The Dow Chemical Company
4.250%, 11/15/2020	200,000	210,514
Vale Canada, Ltd.
5.700%, 10/15/2015	217,000	232,118
Vulcan Materials Company
7.150%, 11/30/2037	15,000	15,038
7.500%, 06/15/2021	25,000	28,000
		3,484,098
Telecommunication Services - 2.3%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	952,000	1,084,993
AT&T, Inc.
6.300%, 01/15/2038	1,175,000	1,307,539
eAccess, Ltd.
8.250%, 04/01/2018 (S)	25,000	27,375
Frontier Communications Corp.
8.250%, 04/15/2017	115,000	129,375
GTE Corp.
8.750%, 11/01/2021	515,000	676,672

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	$25,000	$26,938
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)	21,000	21,053
SBA Tower Trust
2.933%, 12/15/2017 (S)	520,000	524,606
3.598%, 04/15/2018 (S)	730,000	722,079
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	75,000	81,000
9.000%, 11/15/2018 (S)	80,000	93,600
Telecom Italia Capital SA
5.250%, 11/15/2013	250,000	253,133
Telefonica Emisiones SAU
7.045%, 06/20/2036	375,000	412,057
tw Telecom Holdings, Inc.
5.375%, 10/01/2022	30,000	29,775
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	150,000	155,250
Verizon Communications, Inc.
2.450%, 11/01/2022	235,000	212,944
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,329,483
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	365,000	341,275
Vivendi SA
2.400%, 04/10/2015 (S)	185,000	188,236
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	215,000	214,463
Windstream Corp.
6.375%, 08/01/2023	15,000	14,025
7.875%, 11/01/2017	365,000	400,588
8.125%, 09/01/2018	60,000	63,900
		8,310,359
Utilities - 2.5%
AmeriGas Finance LLC
6.750%, 05/20/2020	145,000	150,075
7.000%, 05/20/2022	25,000	25,563
AmeriGas Partners LP
6.500%, 05/20/2021	65,000	65,650
Calpine Corp.
7.500%, 02/15/2021	163,660	174,707
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	400,000	465,880
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	195,072
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	455,312
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	1,032,793
7.000%, 06/15/2038	425,000	554,175
DPL, Inc.
7.250%, 10/15/2021	355,000	367,425
Edison International
3.750%, 09/15/2017	495,000	523,343
EDP Finance BV
4.900%, 10/01/2019 (S)	110,000	108,075
Ferrellgas LP
6.500%, 05/01/2021	175,000	175,438
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	16,275
Nevada Power Company
7.125%, 03/15/2019	425,000	526,224

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Ohio Edison Company
6.875%, 07/15/2036	$450,000	$546,373
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	395,000	535,461
Progress Energy, Inc.
7.000%, 10/30/2031	270,000	327,678
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	514,855
7.000%, 03/09/2029	346,000	445,746
Sierra Pacific Power Company
6.000%, 05/15/2016	425,000	481,283
Southern California Edison Company
6.000%, 01/15/2034	519,000	624,187
The AES Corp.
8.000%, 06/01/2020	175,000	199,500
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	260,762
		8,771,852
TOTAL CORPORATE BONDS (Cost $158,585,522)	$166,012,167

CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%
ACE Capital Trust II , 9.700%, 04/01/2030	752,000	1,070,660
TOTAL CAPITAL PREFERRED SECURITIES (Cost $983,305)		$1,070,660

CONVERTIBLE BONDS - 0.0%
Energy - 0.0%
Chesapeake Energy Corp.
2.500%, 05/15/2037	90,000	84,769
TOTAL CONVERTIBLE BONDS (Cost $82,707)	$84,769

MUNICIPAL BONDS - 3.4%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	340,000	399,847
City of Chicago (Illinois)
6.845%, 01/01/2038	290,000	320,430
Illinois State Toll Highway Authority
6.184%, 01/01/2034	945,000	1,118,587
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	1,000,000	1,091,240
Louisiana Local Government
Environmental Facilities & Communities
Development Authority
2.470%, 02/01/2019	1,475,000	1,475,531
Maryland State Transportation Authority
5.888%, 07/01/2043	290,000	331,783
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	1,155,554
North Texas Tollway Authority
6.718%, 01/01/2049	705,000	862,201
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	470,620
State of California
7.600%, 11/01/2040	75,000	101,239
7.550%, 04/01/2039	650,000	869,941
7.300%, 10/01/2039	925,000	1,201,409
State of Illinois, GO 5.665%, 03/01/2018	825,000	910,049
University of California
5.770%, 05/15/2043	660,000	726,323
University of Missouri 5.960%, 11/01/2039	940,000	1,070,491
TOTAL MUNICIPAL BONDS (Cost $10,422,009)	$12,105,245

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.7%
Commercial & Residential - 6.7%
Alternative Loan Trust, Series 2005-56,
Class 5A1 0.513%, 11/25/2035 (P)	$121,396	$89,533
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
0.318%, 03/25/2047	191,809	140,500
Banc of America Funding, Series 2006-H,
Class 6A1 0.382%, 10/20/2036	205,603	138,422
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class A4
5.935%, 02/10/2051 (P)	805,000	908,626
BB-UBS Trust 2012-SHOW
3.430%, 11/05/2036 (S)	485,000	453,882
BCAP LLC Trust, Series 2007-AA2,
Class 12A1 0.403%, 05/25/2047	202,917	129,292
Bear Stearns Alt-A Trust, Series 2006-3,
Class 1A1 0.573%, 05/25/2036	422,770	253,322
Bear Stearns Commercial
Mortgage Securities
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	1,210,000	1,335,349
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	335,000	375,471
Series 2007-PW16, Class A4,
5.905%, 06/11/2040 (P)	1,030,000	1,163,229
CCOMM 2013-CCRE6
Mortgage Trust 3.101%, 03/10/2046	80,000	75,324
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4 5.322%, 12/11/2049	655,000	720,942
COMM Mortgage Trust, Series 2013-LC6,
Class A4 2.941%, 01/10/2046	910,000	846,783
Commercial Mortgage Pass
Through Certificates
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	920,000	882,684
Series 2012-CR5, Class F,
4.479%, 12/10/2045 (P)(S)	375,000	262,669
Series 2012-CR3, Class F,
4.750%, 11/15/2045 (P)(S)	235,085	178,639
Series 2006-C7, Class A4,
5.940%, 06/10/2046 (P)	500,000	549,536
Credit Suisse Mortgage Capital
Certificates, Series 2006-C4, Class A3
5.467%, 09/15/2039	596,615	657,214
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	490,000	539,490
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.343%, 03/25/2037	145,280	81,766
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	657,826
GS Mortgage Securities Corp. II
Series 2013-GC10, Class A5,
2.943%, 02/10/2046	315,000	292,819
Series 2012-BWTR, Class A,
2.954%, 11/05/2034 (S)	335,000	311,466
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	715,000	703,557

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II (continued)
Series 2012-GCJ9, Class D,
5.020%, 11/10/2045 (P)(S)	$300,000	$260,498
GS Mortgage Securities Trust,
Series 2013-GC12, Class A4
3.135%, 06/10/2046	370,000	347,694
Harborview Mortgage Loan Trust
Series 2007-2, Class 2A1A,
0.353%, 05/25/2038	192,081	132,845
Series 2006-12, Class 2A2A,
0.382%, 01/19/2038 (P)	187,958	151,309
Series 2005-8, Class 1A2A,
0.522%, 09/19/2035 (P)	104,206	76,699
Impac Secured Assets Trust, Series 2006-3,
Class A6 0.393%, 11/25/2036	252,157	141,761
IndyMac INDX Mortgage Loan Trust
Series 2006-AR2, Class 1A1B,
0.403%, 04/25/2046	181,830	139,902
Series 2006-AR8, Class A4A,
0.593%, 07/25/2046 (P)	328,048	133,872
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class F,
2.753%, 10/15/2045 (P)(S)	195,775	124,150
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	915,000	848,029
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	895,000	894,225
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	1,500,000	1,623,756
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	735,000	806,069
Series 2006-C4, Class A4,
6.061%, 06/15/2038 (P)	1,030,000	1,143,100
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.872%, 05/12/2039 (P)	500,000	551,940
Morgan Stanley Capital I Trust
Series 2007-T27, Class A4,
5.816%, 06/11/2042 (P)	150,000	169,555
Series 2008-T29, Class A4,
6.459%, 01/11/2043 (P)	260,000	302,129
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 1A3
0.363%, 05/25/2036	71,119	34,466
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	646,000	700,196
RALI Series Trust, Series 2007-QH9,
Class A1 3.038%, 11/25/2037 (P)	249,888	124,068
Residential Asset Securitization Trust,
Series 2005-A2, Class A2
0.643%, 03/25/2035 (P)	94,239	71,958
Structured Asset Mortgage
Investments II Trust, Series 2006-AR5,
Class 4A1 0.413%, 05/25/2046 (P)	118,463	62,813
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4,
3.185%, 03/10/2046	690,000	662,764
Series 2012-C2, Class A4,
3.525%, 05/10/2063	985,000	968,290

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A3,
2.870%, 11/15/2045	$460,000	$426,348
Series 2013-C11, Class E,
4.325%, 03/15/2045 (P)(S)	220,000	160,070
Series 2012-C10, Class E,
4.610%, 12/15/2045 (P)(S)	280,000	211,014
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	585,000	636,750
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	265,000	214,104
U.S. Government Agency - 0.0%
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.058%, 09/16/2035	215,791	44,126
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $24,527,379)	$23,912,841

ASSET BACKED SECURITIES - 3.2%
ABFC Trust, Series 2006-HE1, Class A2D
0.413%, 01/25/2037 (P)	399,285	217,189
Ally Master Owner Trust, Series 2011-4,
Class A2 1.540%, 09/15/2016	1,335,000	1,345,607
Bank of America Auto Trust,
Series 2010-2, Class A4
1.940%, 06/15/2017	486,943	489,097
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	186,667	184,669
CarNow Auto Receivables Trust,
Series 2012-1A, Class A
2.090%, 01/15/2015 (S)	17,651	17,667
CPS Auto Trust, Series 2012-C, Class A
1.820%, 12/16/2019 (S)	290,487	291,810
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	505,000	501,057
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	445,000	446,350
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	232,458	233,821
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	885,000	888,337
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.243%, 12/25/2046 (P)	586,129	357,046
Series 2007-1, Class 1A1,
0.273%, 02/25/2037 (P)	38,161	18,838
Series 2007-4, Class A1,
0.293%, 03/25/2037 (P)	122,296	59,909
Series 2006-11, Class 2A2,
0.353%, 07/25/2036 (P)	588,624	279,397
Series 2007-3, Class 1A2,
0.363%, 03/25/2047 (P)	871,220	404,281
Series 2006-17, Class A3A,
0.433%, 11/25/2036	236,326	137,815
GSAMP Trust
Series 2007-FM2, Class A2B,
0.283%, 01/25/2037 (P)	406,700	215,550
Series 2007-NC1, Class A2B,
0.293%, 12/25/2046 (P)	235,310	119,170

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	$1,095,000	$1,149,959
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	291,000	293,508
LCM LP, Series 8A, Class A
1.877%, 01/14/2021 (P)(S)	1,100,000	1,100,113
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	336,000	337,482
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	550,000	554,377
Series 2011-1, Class B,
2.350%, 11/16/2015	945,000	952,795
Series 2010-2, Class C,
3.890%, 07/17/2017	475,000	487,514
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	101,045	101,420
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	176,000	176,502
TOTAL ASSET BACKED SECURITIES (Cost $11,271,151)	$11,361,280

PREFERRED SECURITIES - 0.3%
Financials - 0.3%
Citigroup Capital XIII (7.875% to
10/30/2015, then 3 month
LIBOR + 6.370%), 7.875%	33,000	$919,050
TOTAL PREFERRED SECURITIES (Cost $924,000)	$919,050

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	102,224	1,022,963
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,022,963)	$1,022,963

SHORT-TERM INVESTMENTS - 10.7%
Repurchase Agreement - 10.7%
Deutsche Bank Tri-Party Repurchase
Agreement dated 06/28/2013 at 0.250%
to be repurchased at $37,900,790 on
07/01/2013, collateralized by
$38,785,000 Federal Home Loan Bank,
0.350% due 01/20/2040 to 06/24/2041
(valued at $38,658,130,
including interest)	$37,900,000	$37,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,900,000)	$37,900,000
Total Investments (Investment Quality Bond Trust)
(Cost $371,239,483) - 107.3%	$380,914,969
Other assets and liabilities, net - (7.3%)		(25,828,861)
TOTAL NET ASSETS - 100.0%		$355,086,108

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Money Market Trust
	Shares or Principal Amount	Value

COMMERCIAL PAPER - 20.4%
Bank of Nova Scotia
0.075%, 07/18/2013*	$15,000,000	$14,999,469
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.120%, 07/01/2013*	20,000,000	20,000,000
Barclays Bank PLC
0.080%, 07/03/2013*	65,000,000	64,999,711
Barclays US Funding LLC
0.200%, 09/23/2013*	25,000,000	24,988,333
BMW US Capital LLC
0.080%, 07/03/2013*	60,000,000	59,999,733
BNP Paribas Finance, Inc.
0.090%, 07/01/2013*	130,000,000	130,000,000
EI du Pont de Nemours & Company
0.060%, 07/17/2013*	20,000,000	19,999,467
National Australia Funding
0.330%, 09/10/2013*	30,000,000	29,980,475
National Rural Utilities
Cooperative Finance Corp.
0.090%, 07/01/2013 *	35,000,000	35,000,000
0.100%, 07/18/2013 *	24,200,000	24,198,857
0.120%, 08/01/2013 *	21,100,000	21,097,820
Toronto-Dominion Bank
0.210%, 09/23/2013*	20,000,000	19,990,200
Wal-Mart Stores, Inc.
0.050%, 07/09/2013 *	60,000,000	59,999,333
0.060%, 07/09/2013 *	60,000,000	59,999,200
TOTAL COMMERCIAL PAPER (Cost $585,252,598)	$585,252,598

CORPORATE INTEREST-BEARING
OBLIGATIONS - 22.5%
American Honda Finance Corp.
0.293%, 12/05/2013 (P)(S)*	21,000,000	21,000,000
0.305%, 11/08/2013 (P)(S)*	25,000,000	25,000,000
0.353%, 08/02/2013 (P)(S)*	75,000,000	75,000,000
ANZ National International, Ltd.
0.313%, 04/17/2014 (P)(S)*	25,000,000	25,000,000
Bank of New York Mellon Corp. 4.300%,
05/15/2014 *	11,407,000	11,803,070
Caterpillar Financial Services Corp. 6.125%,
02/17/2014 *	12,000,000	12,438,478
Credit Suisse New York
1.237%, 01/14/2014 (P)*	17,000,000	17,081,325
2.200%, 01/14/2014 *	42,000,000	42,417,495
General Electric Capital Corp.
1.875%, 09/16/2013 *	18,117,000	18,174,820
5.400%, 09/20/2013 *	22,556,000	22,808,716
5.500%, 06/04/2014 *	19,931,000	20,880,165
5.650%, 06/09/2014 *	52,635,000	55,253,258
JPMorgan Chase & Company
0.324%, 02/03/2014 (P)(S)*	30,000,000	30,000,000
1.023%, 05/02/2014 (P)*	49,000,000	49,288,277
4.650%, 06/01/2014 *	46,000,000	47,774,809
National Australia Bank
0.998%, 04/11/2014 (P)(S)*	42,310,000	42,542,371
The Coca-Cola Company 3.625%,
03/15/2014 *	19,500,000	19,954,100
Toyota Motor Credit Corp.
0.356%, 07/25/2013 (P)*	60,000,000	60,000,000
Westpac Banking Corp.
0.275%, 05/28/2014 (P)(S)*	50,000,000	50,000,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $646,416,884)	$646,416,884

Money Market Trust (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.2%
U.S. Government - 10.3%
U.S. Treasury Bill
0.025%, 07/18/2013 *	$100,000,000	$99,998,819
0.028%, 07/05/2013 *	100,000,000	99,999,694
U.S. Treasury Note
0.500%, 10/15/2013 *	40,000,000	40,040,486
1.000%, 05/15/2014 *	30,000,000	30,221,487
4.250%, 08/15/2013 *	25,000,000	25,125,988
U.S. Government Agency - 11.9%
Federal Agricultural Mortgage Corp. 0.050%,
07/16/2013 *	100,000,000	99,997,917
Federal Home Loan Bank
0.045%, 07/10/2013 *	84,200,000	84,198,990
0.050%, 07/05/2013 *	56,795,000	56,794,684
0.055%, 07/12/2013 *	100,000,000	99,998,319
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $636,376,384)	$636,376,384

CERTIFICATE OF DEPOSIT - 35.0%
Bank of Montreal
0.090%, 07/02/2013 *	30,000,000	30,000,000
0.110%, 07/08/2013 *	30,000,000	30,000,000
0.110%, 07/10/2013 *	40,000,000	40,000,000
0.253%, 06/10/2014 (P)*	20,000,000	20,000,000
0.315%, 11/15/2013 (P)*	8,000,000	8,002,783
Bank of Nova Scotia
0.250%, 04/11/2014 (P)*	50,000,000	50,000,000
0.330%, 10/09/2013 *	30,000,000	30,000,000
0.697%, 10/18/2013 (P)*	40,000,000	40,046,881
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.370%, 10/21/2013 *	30,000,000	30,000,000
0.374%, 05/19/2014 (P)*	80,000,000	80,007,159
Barclays Bank PLC
0.402%, 03/13/2014 (P)*	20,000,000	20,000,000
0.413%, 03/13/2014 (P)*	20,000,000	20,000,000
Canadian Imperial Bank of Commerce
0.280%, 12/31/2013 (P)*	103,000,000	103,000,000
Deutsche Bank AG 0.340%, 11/26/2013 *	42,000,000	42,001,723
National Bank of Canada
0.330%, 09/13/2013 (P)*	50,000,000	50,000,000
0.380%, 10/04/2013 *	21,000,000	20,999,997
Royal Bank of Canada
0.320%, 01/30/2014 (P)*	40,000,000	40,000,000
0.331%, 10/07/2013 (P)*	90,000,000	90,000,000
Sumitomo Mitsui Banking Corp.
0.100%, 07/08/2013 *	30,000,000	30,000,000
0.170%, 07/09/2013 *	30,000,000	30,000,000
0.230%, 09/03/2013 *	40,000,000	40,000,000
0.400%, 04/11/2014 *	30,000,000	30,000,000
Toronto-Dominion Bank
0.260%, 01/06/2014 *	15,000,000	15,000,786
0.305%, 10/15/2013 *	25,000,000	25,000,000
0.330%, 09/10/2013 *	50,000,000	50,000,000
Westpac Banking Corp.
0.290%, 04/28/2014 (P)*	40,000,000	40,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,004,059,329)	$1,004,059,329
Total Investments (Money Market Trust)
(Cost $2,872,105,195) - 100.1%	$2,872,105,195
Other assets and liabilities, net - (0.1%)		(3,137,183)
TOTAL NET ASSETS - 100.0%		$2,868,968,012

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Money Market Trust B
	Shares or Principal Amount	Value

COMMERCIAL PAPER - 26.5%
Bank of Nova Scotia 0.070%, 07/01/2013 *	$7,000,000	$7,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.150%,
07/02/2013 *	4,000,000	3,999,983
Barclays US Funding LLC 0.200%,
09/23/2013 *	8,000,000	7,996,267
BMW US Capital LLC 0.100%, 07/01/2013 *	4,000,000	4,000,000
BNP Paribas Finance, Inc.
0.150%, 07/05/2013 *	7,000,000	6,999,883
0.090%, 07/01/2013 *	17,167,000	17,167,000
Henkel of America, Inc. 0.110%, 07/01/2013 *	8,500,000	8,500,000
National Australia Funding
0.330%, 09/10/2013 *	5,000,000	4,996,746
0.162%, 09/04/2013 *	8,000,000	7,997,689
National Rural Utilities
Cooperative Finance Corp.
0.100%, 07/08/2013 *	10,000,000	9,999,806
0.100%, 07/16/2013 *	14,000,000	13,999,417
Novartis Finance Corp.
0.071%, 07/08/2013 *	3,950,000	3,949,946
0.060%, 07/01/2013 *	4,000,000	4,000,000
Old Line Funding LLC 0.070%, 07/02/2013 *	14,176,000	14,175,972
Rabobank USA Financial Corp. 0.130%,
07/10/2013 *	5,000,000	4,999,838
Toronto-Dominion Bank 0.100%, 07/03/2013 *	15,000,000	14,999,917
TOTAL COMMERCIAL PAPER (Cost $134,782,464)	$134,782,464

CORPORATE INTEREST-BEARING
OBLIGATIONS - 22.3%
American Honda Finance Corp.
0.353%, 08/02/2013 (P)(S)*	10,000,000	10,000,000
0.305%, 11/08/2013 (P)(S)*	5,000,000	5,000,000
0.293%, 12/05/2013 (P)(S)*	4,000,000	4,000,000
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)*	2,000,000	2,005,745
0.312%, 04/17/2014 (P)(S)*	5,000,000	5,000,000
Bank of New York Mellon Corp. 4.300%,
05/15/2014 *	2,000,000	2,069,443
Caterpillar Financial Services Corp. 6.125%,
02/17/2014 *	2,000,000	2,073,080
Credit Suisse New York
2.200%, 01/14/2014 *	8,000,000	8,079,523
1.237%, 01/14/2014 (P)*	3,000,000	3,014,352
General Electric Capital Corp.
5.650%, 06/09/2014 *	10,800,000	11,337,230
5.500%, 06/04/2014 *	4,100,000	4,295,252
1.875%, 09/16/2013 *	5,400,000	5,416,970
JPMorgan Chase & Company
4.650%, 06/01/2014 *	8,248,000	8,565,546
1.023%, 05/02/2014 (P)*	9,655,000	9,711,633
0.324%, 02/03/2014 (P)(S)*	5,000,000	5,000,000
National Australia Bank
0.998%, 04/11/2014 (P)(S)*	6,000,000	6,032,953
The Coca-Cola Company 3.625%,
03/15/2014 *	3,597,000	3,680,764
Toyota Motor Credit Corp.
0.356%, 07/25/2013 (P)*	10,000,000	10,000,000
Westpac Banking Corp.
0.275%, 05/28/2014 (P)(S)*	8,000,000	8,000,000
TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $113,282,491)	$113,282,491

Money Market Trust B (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 21.3%
U.S. Government - 10.5%
U.S. Treasury Bill
0.020%, 07/18/2013 *	$15,000,000	$14,999,858
0.025%, 07/18/2013 *	25,000,000	24,999,705
U.S. Treasury Note
0.500%, 10/15/2013 *	5,000,000	5,005,061
1.000%, 05/15/2014 *	3,000,000	3,022,149
4.250%, 08/15/2013 *	5,000,000	5,025,198
U.S. Government Agency - 10.8%
Federal Home Loan Bank
0.050%, 07/10/2013 *	25,000,000	24,999,688
0.060%, 07/17/2013 *	30,000,000	29,999,200
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $108,050,859)	$108,050,859

CERTIFICATE OF DEPOSIT - 29.9%
Bank of Montreal
0.315%, 11/15/2013 (P)*	1,500,000	1,500,522
0.253%, 06/10/2014 (P)*	5,000,000	5,000,000
0.170%, 09/06/2013 *	10,000,000	10,000,000
Bank of Nova Scotia
0.697%, 10/18/2013 (P)*	6,500,000	6,507,618
0.330%, 10/09/2013 *	5,000,000	5,000,000
0.250%, 04/11/2014 (P)*	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.374%, 05/19/2014 (P)*	10,000,000	10,000,895
0.370%, 10/21/2013 *	10,000,000	10,000,000
Barclays Bank PLC
0.413%, 03/13/2014 (P)*	8,000,000	8,000,000
0.402%, 03/13/2014 (P)*	8,000,000	8,000,000
Canadian Imperial Bank of Commerce
0.280%, 12/31/2013 (P)*	7,000,000	7,000,000
Deutsche Bank AG 0.340%, 11/26/2013 *	8,000,000	8,000,328
National Bank of Canada
0.380%, 10/04/2013 *	4,000,000	3,999,999
0.330%, 09/13/2013 (P)*	8,000,000	8,000,000
Royal Bank of Canada
0.331%, 10/07/2013 (P)*	10,000,000	10,000,000
0.320%, 01/30/2014 (P)*	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
0.400%, 04/11/2014 *	10,000,000	10,000,000
0.070%, 07/01/2013 *	14,000,000	14,000,000
Toronto-Dominion Bank
0.330%, 09/10/2013 *	5,000,000	5,000,000
0.260%, 01/06/2014 *	3,000,000	3,000,157
Westpac Banking Corp.
0.290%, 04/28/2014 (P)*	4,000,000	4,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $152,009,519)	$152,009,519
Total Investments (Money Market Trust B)
(Cost $508,125,333) - 100.0%	$508,125,333
Other assets and liabilities, net - 0.0%		(132,126)
TOTAL NET ASSETS - 100.0%		$507,993,207

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 47.8%
U.S. Government - 15.1%
Treasury Inflation Protected Securities
1.875%, 07/15/2013	$20,936,775	$20,954,759
2.000%, 07/15/2014	22,047,793	22,759,187
U.S. Treasury Bonds
3.125%, 02/15/2043	31,325,000	29,279,102
4.625%, 02/15/2040	38,780,000	47,299,501
5.375%, 02/15/2031	22,500,000	29,306,250
6.750%, 08/15/2026	3,925,000	5,617,044
U.S. Treasury Notes
0.125%, 09/30/2013	13,155,000	13,156,026
0.625%, 11/30/2017	16,560,000	16,135,650
0.875%, 02/28/2017	161,880,000	161,424,793
1.250%, 03/15/2014	45,335,000	45,685,621
2.250%, 05/31/2014	25,575,000	26,054,531
2.625%, 04/30/2016	6,640,000	7,010,386
U.S. Treasury Strips, PO
3.827%, 05/15/2021	220,000	184,622
		424,867,472
U.S. Government Agency - 32.7%
Federal Home Loan Bank
5.250%, 06/18/2014	510,000	534,856
Federal Home Loan Mortgage Corp.
2.387%, 06/01/2038 (P)	60,772	63,680
2.408%, 01/01/2036 (P)	97,705	102,789
2.450%, 04/01/2037 (P)	121,877	129,261
2.500%, 05/01/2028	7,009,452	7,048,059
2.543%, 06/01/2037 (P)	259,487	275,493
2.560%, 05/01/2037 (P)	35,934	37,841
2.581%, 10/01/2036 (P)	184,173	196,005
2.598%, 01/01/2036 (P)	2,050	2,155
2.633%, 02/01/2035 (P)	73,666	78,440
2.666%, 07/01/2035 (P)	21,924	23,312
2.687%, 02/01/2037 (P)	92,089	98,881
2.695%, 07/01/2035 (P)	40,135	42,670
2.709%, 09/01/2035 (P)	40,374	42,706
2.726%, 01/01/2037 (P)	43,845	46,885
2.804%, 03/01/2036 (P)	81,172	85,409
2.850%, 02/01/2037 (P)	157,168	166,203
2.900%, 11/01/2035 (P)	21,401	22,902
2.910%, 09/01/2032 (P)	1,830	1,947
2.951%, 02/01/2038 (P)	106,175	113,116
3.000%, 12/01/2042 to 01/01/2043	22,869,588	22,323,046
3.063%, 02/01/2037 (P)	37,364	39,867
3.500%, 03/01/2043	15,993,267	16,217,547
4.000%, 05/01/2026 to 12/01/2041	25,577,531	26,637,804
4.500%, 11/01/2018 to 12/01/2040	31,721,088	33,456,070
4.582%, 07/01/2038 (P)	46,371	48,604
5.000%, 10/01/2018 to 08/01/2040	22,621,649	24,231,775
5.500%, 03/01/2018 to 12/01/2039	708,160	760,473
5.899%, 12/01/2036 (P)	48,766	51,606
5.955%, 10/01/2036 (P)	93,306	98,279
6.000%, 03/01/2014 to 08/01/2038	929,353	1,013,862
6.088%, 10/01/2036 (P)	75,952	80,150
6.128%, 11/01/2036 (P)	27,567	29,084
6.239%, 08/01/2036 (P)	30,198	31,890
6.500%, 05/01/2017 to 03/01/2037	357,798	406,193
7.000%, 02/01/2024 to 06/01/2032	10,703	12,437
7.500%, 05/01/2024 to 06/01/2024	1,667	1,912
10.500%, 05/01/2019	79	86
Federal National Mortgage Association
1.861%, 10/01/2033 (P)	39,413	40,874
2.188%, 06/01/2037 (P)	52,522	55,235

New Income Trust (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.237%, 12/01/2035 (P)	$7,086	$7,446
2.345%, 07/01/2027 (P)	532	548
2.442%, 05/01/2038 (P)	154,811	164,230
2.468%, 07/01/2036 (P)	239,643	254,406
2.500%, 12/01/2027 to 04/01/2028	23,161,193	23,302,640
2.538%, 12/01/2035 (P)	8,834	9,348
2.582%, 05/01/2038 (P)	132,134	139,342
2.598%, 04/01/2038 to 05/01/2038 (P)	103,212	109,307
2.600%, 07/01/2035 (P)	33,569	35,504
2.659%, 08/01/2037 (P)	48,105	51,372
2.661%, 11/01/2035 (P)	77,976	82,677
2.731%, 09/01/2035 (P)	126,946	132,885
2.748%, 09/01/2037 (P)	23,063	24,467
2.754%, 08/01/2036 (P)	107,758	114,668
2.770%, 12/01/2035 (P)	4,683	4,998
2.798%, 01/01/2037 (P)	59,624	63,805
2.819%, 12/01/2035 (P)	19,255	20,608
3.000%, 06/01/2027 to 05/01/2043	78,633,780	77,773,127
3.040%, 12/01/2036 (P)	90,342	96,313
3.500%, 01/01/2026 to 01/01/2043	52,542,188	53,696,776
3.875%, 07/12/2013	2,155,000	2,157,491
4.000%, 06/01/2025 to 01/01/2042	106,407,996	111,076,516
4.375%, 10/15/2015	825,000	895,943
4.500%, 05/01/2019 to 07/01/2042	79,532,450	84,262,119
4.625%, 10/15/2014	660,000	696,730
4.829%, 08/01/2038 (P)	37,168	38,867
5.000%, 05/01/2018 to 07/01/2041	60,705,937	65,591,348
5.500%, 11/01/2015 to 04/01/2040	48,516,382	53,162,319
5.557%, 01/01/2019 (P)	357	387
5.893%, 09/01/2036 (P)	24,158	25,497
6.000%, 09/01/2017 to 10/01/2039	42,050,879	45,880,433
6.500%, 11/01/2015 to 06/01/2039	7,919,654	8,843,917
7.000%, 12/01/2029 to 04/01/2037	16,560	18,876
Government National
Mortgage Association
2.500%, 05/20/2027 to 02/20/2043	49,059,068	46,598,345
2.500%, 03/20/2043 (C)	3,020,211	2,818,234
3.000%, 01/20/2027 to 05/20/2043	33,064,448	33,363,042
3.000%, 06/20/2043 (C)	25,065,000	24,894,636
3.500%, 09/15/2041 (C)	13,794,427	14,165,692
3.500%, 09/20/2042 to 05/20/2043	42,300,165	43,458,466
4.000%, 10/20/2040 to 08/20/2042	18,018,097	18,932,942
4.500%, 01/15/2019 to 03/20/2041	28,532,536	30,486,727
5.000%, 01/15/2019 to 03/20/2041	18,553,004	20,106,234
5.500%, 02/15/2029 to 12/20/2039	10,924,809	12,070,626
6.000%, 10/20/2013 to 07/20/2039	7,914,855	8,794,205
6.500%, 12/15/2014 to 09/15/2038	2,936,430	3,362,352
7.000%, 04/15/2017 to 10/20/2036	1,112,078	1,279,265
9.250%, 10/15/2016 to 12/15/2019	2,657	2,961
9.750%, 07/15/2017 to 02/15/2021	2,547	2,853
10.250%, 11/15/2020	1,467	1,660
12.250%, 02/15/2015	98	104
12.750%, 06/20/2014 to 11/20/2014	146	154
		923,722,812
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,372,157,727)	$1,348,590,284

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.4%
Bermuda - 0.1%
Government of Bermuda
5.603%, 07/20/2020 (S)	$2,190,000		$2,376,150
Brazil - 0.5%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,067,500
6.000%, 05/15/2015 to 08/15/2050	BRL	6,738,000	7,482,499
10.000%, 01/01/2017 to 01/01/2023		12,568,000	5,653,282
			14,203,281
Germany - 0.9%
Federal Republic of Germany
1.500%, 02/15/2023	EUR	11,310,000	14,459,610
2.500%, 07/04/2044		7,460,000	9,751,030
			24,210,640
Italy - 0.2%
Republic of Italy
3.500%, 11/01/2017		5,010,000	6,571,608
Mexico - 0.6%
Government of Mexico
2.500%, 12/10/2020	MXN	99,074,694	7,797,490
6.500%, 06/10/2021		42,450,000	3,454,328
8.000%, 12/17/2015 to 06/11/2020		64,050,000	5,532,827
			16,784,645
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)	$4,330,000		3,811,266
Netherlands - 0.0%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		350,000	360,500
Poland - 0.1%
Republic of Poland
5.250%, 10/25/2017	PLN	10,245,000	3,278,357
Russia - 0.3%
Government of Russia
6.800%, 12/11/2019	RUB	210,295,000	6,272,447
7.000%, 01/25/2023		105,445,000	3,098,665
			9,371,112
South Africa - 0.2%
Republic of South Africa
7.000%, 02/28/2031	ZAR	18,775,000	1,649,874
8.250%, 09/15/2017		27,965,000	2,968,886
			4,618,760
Turkey - 0.4%
Republic of Turkey
6.000%, 01/14/2041	$6,425,000		6,408,938
8.500%, 09/14/2022	TRY	4,368,000	2,287,385
10.000%, 06/17/2015		4,570,000	2,466,620
			11,162,943
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $105,411,483)		$96,749,262

CORPORATE BONDS - 27.6%
Consumer Discretionary - 4.4%
Brinker International, Inc.
3.875%, 05/15/2023	$1,475,000		1,382,439
British Sky Broadcasting Group PLC
3.125%, 11/26/2022 (S)		1,400,000	1,308,383

New Income Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	$125,000	$128,750
Comcast Corp.
3.125%, 07/15/2022	2,210,000	2,152,014
6.950%, 08/15/2037	5,815,000	7,326,272
COX Communications, Inc.
3.250%, 12/15/2022 (S)	935,000	879,149
8.375%, 03/01/2039 (S)	2,615,000	3,547,383
Delphi Corp.
5.000%, 02/15/2023	1,925,000	1,977,938
DIRECTV Holdings LLC
1.750%, 01/15/2018	2,355,000	2,272,756
2.400%, 03/15/2017	3,415,000	3,430,497
5.875%, 10/01/2019	1,750,000	1,968,579
DISH DBS Corp.
4.250%, 04/01/2018 (S)	1,925,000	1,886,500
5.125%, 05/01/2020 (S)	2,335,000	2,288,300
Dollar General Corp.
3.250%, 04/15/2023	3,080,000	2,810,919
4.125%, 07/15/2017	1,355,000	1,428,788
Eaton Corp.
4.000%, 11/02/2032 (S)	1,600,000	1,497,371
Ford Motor Credit Company LLC
5.750%, 02/01/2021	12,180,000	13,183,973
General Motors Financial Company, Inc.
6.750%, 06/01/2018	1,400,000	1,522,500
Hyatt Hotels Corp.
3.875%, 08/15/2016	4,495,000	4,736,453
Marriott International, Inc.
3.000%, 03/01/2019	1,970,000	1,986,595
Mohawk Industries, Inc.
3.850%, 02/01/2023	4,200,000	4,028,329
NBCUniversal Enterprise, Inc.
1.974%, 04/15/2019 (S)	2,470,000	2,402,860
NBCUniversal Media LLC
2.875%, 01/15/2023	2,705,000	2,567,740
5.150%, 04/30/2020	5,325,000	6,059,834
Newell Rubbermaid, Inc.
2.050%, 12/01/2017	1,250,000	1,224,531
News America, Inc.
6.150%, 03/01/2037	7,135,000	7,744,101
7.850%, 03/01/2039	190,000	244,396
NVR, Inc.
3.950%, 09/15/2022	1,710,000	1,661,580
O’Reilly Automotive, Inc.
3.800%, 09/01/2022	860,000	847,161
4.875%, 01/14/2021	3,970,000	4,224,886
Omnicom Group, Inc.
3.625%, 05/01/2022	1,300,000	1,253,130
4.450%, 08/15/2020	575,000	597,160
6.250%, 07/15/2019	6,150,000	7,102,002
QVC, Inc.
4.375%, 03/15/2023 (S)	5,195,000	4,842,956
7.500%, 10/01/2019 (S)	400,000	434,841
SES SA
3.600%, 04/04/2023 (S)	2,185,000	2,124,213
Spectrum Brands, Inc.
9.500%, 06/15/2018	2,150,000	2,354,250
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,410,000	2,496,220
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017	1,145,000	1,112,323
3.750%, 02/15/2023	1,615,000	1,498,933

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
The Interpublic Group of
Companies, Inc. (continued)
4.000%, 03/15/2022	$2,365,000	$2,266,417
10.000%, 07/15/2017	2,250,000	2,368,575
Virgin Media Secured Finance PLC
5.250%, 01/15/2021	1,670,000	1,669,382
Whirlpool Corp.
3.700%, 03/01/2023	585,000	560,339
WPP Finance 2010
4.750%, 11/21/2021	3,650,000	3,773,341
WPP Finance UK
8.000%, 09/15/2014	80,000	86,331
		123,261,390
Consumer Staples - 1.7%
Altria Group, Inc.
4.750%, 05/05/2021	4,490,000	4,806,267
9.250%, 08/06/2019	1,805,000	2,389,558
Avon Products, Inc.
4.600%, 03/15/2020	3,565,000	3,602,119
5.000%, 03/15/2023	3,745,000	3,720,377
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	958,004
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017	1,970,000	2,014,752
4.100%, 03/15/2016	1,405,000	1,483,295
8.500%, 06/15/2019	1,365,000	1,684,009
ConAgra Foods, Inc.
3.200%, 01/25/2023	3,915,000	3,741,538
Delhaize Group SA
6.500%, 06/15/2017	3,055,000	3,430,936
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	3,595,000	3,377,858
Reynolds American, Inc.
3.250%, 11/01/2022	2,170,000	2,016,039
7.625%, 06/01/2016	1,125,000	1,311,428
Rite Aid Corp.
9.250%, 03/15/2020	4,100,000	4,525,375
Tyson Foods, Inc.
4.500%, 06/15/2022	2,875,000	2,936,180
Wal-Mart Stores, Inc.
2.550%, 04/11/2023	4,380,000	4,101,901
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)	2,345,000	2,439,133
		48,538,769
Energy - 5.0%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	2,385,000	2,741,848
Antero Resources Finance Corp.
7.250%, 08/01/2019	675,000	703,688
9.375%, 12/01/2017	2,600,000	2,756,000
Boardwalk Pipelines LP
5.750%, 09/15/2019	415,000	461,214
Buckeye Partners LP
4.875%, 02/01/2021	2,015,000	2,062,258
Chevron Corp.
1.718%, 06/24/2018	4,705,000	4,659,884
CNOOC Finance 2013, Ltd.
1.750%, 05/09/2018	1,270,000	1,214,308
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	134,632
DCP Midstream LLC
9.700%, 12/01/2013 (S)	740,000	766,115

New Income Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream Operating LP
2.500%, 12/01/2017	$955,000	$942,357
3.250%, 10/01/2015	1,085,000	1,124,338
3.875%, 03/15/2023	1,890,000	1,771,557
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	110,806
Energy Transfer Partners LP
3.600%, 02/01/2023	6,495,000	6,075,001
5.200%, 02/01/2022	3,120,000	3,300,158
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,755,000	3,004,463
7.550%, 04/15/2038	520,000	662,410
EQT Corp.
4.875%, 11/15/2021	4,800,000	4,935,672
Gazprom OAO
4.950%, 05/23/2016 (S)	2,475,000	2,569,867
7.288%, 08/16/2037	140,000	149,800
8.625%, 04/28/2034	2,365,000	2,802,525
Kinder Morgan Energy Partners LP
3.950%, 09/01/2022	4,385,000	4,323,242
Magellan Midstream Partners LP
6.550%, 07/15/2019	355,000	421,907
Murphy Oil Corp.
4.000%, 06/01/2022	4,340,000	4,143,381
Nabors Industries, Inc.
4.625%, 09/15/2021	2,155,000	2,117,272
9.250%, 01/15/2019	3,790,000	4,700,601
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)	100,000	104,500
Noble Energy, Inc.
6.000%, 03/01/2041	2,665,000	3,005,448
NuStar Logistics LP
4.800%, 09/01/2020	2,290,000	2,191,342
8.150%, 04/15/2018	185,000	205,999
PDC Energy, Inc.
7.750%, 10/15/2022 (S)	1,000,000	1,032,500
Pemex Project Funding Master Trust
6.625%, 06/15/2035	2,340,000	2,457,000
Petrobras Global Finance BV
4.375%, 05/20/2023	2,080,000	1,906,961
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,877,124
5.875%, 03/01/2018	2,680,000	2,883,216
7.875%, 03/15/2019	2,366,000	2,734,890
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,920,000	2,094,720
Petroleos Mexicanos
4.875%, 01/24/2022	4,240,000	4,324,800
5.500%, 06/27/2044	3,855,000	3,469,500
6.500%, 06/02/2041	1,775,000	1,832,688
Phillips 66
4.300%, 04/01/2022	1,875,000	1,936,251
Pioneer Natural Resources Company
3.950%, 07/15/2022	2,700,000	2,664,500
Plains All American Pipeline LP
2.850%, 01/31/2023	1,825,000	1,675,022
5.750%, 01/15/2020	2,165,000	2,465,463
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)	1,690,000	1,661,478
5.400%, 02/14/2022 (S)	1,895,000	1,924,130
Rowan Companies, Inc.
4.875%, 06/01/2022	1,190,000	1,227,267

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Rowan Companies, Inc. (continued)
5.000%, 09/01/2017	$2,885,000	$3,117,121
7.875%, 08/01/2019	360,000	432,633
Spectra Energy Capital LLC
3.300%, 03/15/2023	4,265,000	3,845,495
Swift Energy Company
7.875%, 03/01/2022	4,100,000	4,079,500
8.875%, 01/15/2020	250,000	259,063
Talisman Energy, Inc.
3.750%, 02/01/2021	1,300,000	1,296,940
TransCanada PipeLines, Ltd.
2.500%, 08/01/2022	2,915,000	2,686,560
Transocean, Inc.
2.500%, 10/15/2017	3,180,000	3,141,551
5.050%, 12/15/2016	1,940,000	2,109,246
Valero Energy Corp.
9.375%, 03/15/2019	150,000	196,610
Weatherford International, Ltd.
9.625%, 03/01/2019	2,035,000	2,571,715
Western Gas Partners LP
4.000%, 07/01/2022	4,565,000	4,428,762
Williams Companies, Inc.
3.700%, 01/15/2023	3,205,000	2,975,968
Williams Partners LP
3.350%, 08/15/2022	2,835,000	2,602,150
4.125%, 11/15/2020	2,275,000	2,292,081
6.300%, 04/15/2040	2,365,000	2,481,476
		140,846,974
Financials - 7.9%
Aflac, Inc.
3.625%, 06/15/2023	4,320,000	4,196,400
American International Group, Inc.
4.875%, 06/01/2022	5,945,000	6,333,500
6.400%, 12/15/2020	685,000	794,028
Ameriprise Financial, Inc.
7.300%, 06/28/2019	2,530,000	3,145,407
Banco Santander Chile
3.875%, 09/20/2022 (S)	2,810,000	2,611,035
Bank of America Corp.
3.875%, 03/22/2017	2,795,000	2,926,452
5.625%, 07/01/2020	4,935,000	5,430,889
5.650%, 05/01/2018	13,785,000	15,309,442
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	3,280,000	3,500,816
4.300%, 05/15/2043	2,575,000	2,341,370
Boardwalk Pipelines LP
3.375%, 02/01/2023	3,895,000	3,583,871
BPCE SA
2.375%, 10/04/2013 (S)	4,320,000	4,339,008
Burlington Northern Santa Fe LLC
3.050%, 09/01/2022	1,305,000	1,258,710
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	3,014,728
DNB Bank ASA
3.200%, 04/03/2017 (S)	4,440,000	4,595,480
Equity One, Inc.
3.750%, 11/15/2022	4,035,000	3,795,087
Fifth Third Bancorp
3.500%, 03/15/2022	1,705,000	1,689,070
3.625%, 01/25/2016	1,385,000	1,461,905
8.250%, 03/01/2038	1,900,000	2,411,505
General Electric Capital Corp.
5.300%, 02/11/2021	9,575,000	10,498,576

New Income Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (continued)
5.875%, 01/14/2038	$1,935,000	$2,132,004
6.875%, 01/10/2039	9,180,000	11,324,136
Hospitality Properties Trust
7.875%, 08/15/2014	235,000	244,337
Host Hotels & Resorts LP
3.750%, 10/15/2023	1,755,000	1,608,594
HSBC Holdings PLC
5.100%, 04/05/2021	3,230,000	3,546,970
ING US, Inc.
2.900%, 02/15/2018 (S)	2,200,000	2,210,281
International Lease Finance Corp.
6.625%, 11/15/2013	695,000	704,556
Intesa Sanpaolo SpA
3.125%, 01/15/2016	3,470,000	3,411,468
Invesco Finance PLC
3.125%, 11/30/2022	1,665,000	1,552,201
Janus Capital Group, Inc.
6.700%, 06/15/2017	625,000	697,658
Jefferies Group, Inc.
3.875%, 11/09/2015	1,755,000	1,816,425
8.500%, 07/15/2019	2,460,000	2,964,300
JPMorgan Chase & Company
3.375%, 05/01/2023	3,210,000	2,987,197
4.500%, 01/24/2022	15,430,000	16,148,560
Kilroy Realty LP
4.800%, 07/15/2018	2,390,000	2,547,704
6.625%, 06/01/2020	2,330,000	2,645,498
Morgan Stanley
2.125%, 04/25/2018	12,690,000	12,140,155
5.500%, 07/28/2021	2,500,000	2,668,273
6.625%, 04/01/2018	2,390,000	2,708,030
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)	4,295,000	4,380,900
Nordea Bank AB
3.125%, 03/20/2017 (S)	3,750,000	3,857,925
4.875%, 05/13/2021 (S)	4,978,000	5,105,955
Principal Financial Group, Inc.
3.300%, 09/15/2022	785,000	762,127
6.050%, 10/15/2036	180,000	209,098
8.875%, 05/15/2019	200,000	258,757
ProLogis LP
4.500%, 08/15/2017	2,665,000	2,827,035
6.625%, 12/01/2019	1,825,000	2,102,276
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,729,765
RCI Banque SA
3.500%, 04/03/2018 (S)	1,550,000	1,541,824
4.600%, 04/12/2016 (S)	3,215,000	3,351,814
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,197,523
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	1,720,000	1,842,146
5.625%, 03/15/2017	2,275,000	2,501,738
6.450%, 11/15/2019	705,000	810,549
State Street Corp.
3.100%, 05/15/2023	1,535,000	1,436,897
Sun Life Financial Global Funding LP
0.530%, 10/06/2013 (P)(S)	250,000	249,943
SunTrust Banks, Inc.
3.600%, 04/15/2016	2,215,000	2,344,438

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp.
(4.500% to 06/20/2013; then 3 month
LIBOR + 2.460%)
06/20/2013 (Q)	$2,635,000	$2,476,900
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	5,415,000	5,314,725
5.750%, 01/24/2022	1,900,000	2,094,659
6.750%, 10/01/2037	3,640,000	3,731,870
U.S. Bancorp
3.442%, 02/01/2016	3,545,000	3,715,685
Unum Group
5.625%, 09/15/2020	1,040,000	1,145,734
5.750%, 08/15/2042	1,560,000	1,656,268
Ventas Realty LP
3.250%, 08/15/2022	2,240,000	2,078,198
4.000%, 04/30/2019	2,170,000	2,255,633
WEA Finance LLC
3.375%, 10/03/2022 (S)	2,420,000	2,279,592
Weingarten Realty Investors
3.500%, 04/15/2023	940,000	867,205
		222,422,805
Health Care - 1.3%
Aetna, Inc.
2.750%, 11/15/2022	1,835,000	1,688,991
Agilent Technologies, Inc.
3.200%, 10/01/2022	1,210,000	1,121,057
Baxter International Inc
3.200%, 06/15/2023	1,720,000	1,686,052
Celgene Corp.
3.250%, 08/15/2022	5,715,000	5,417,088
Community Health Systems, Inc.
8.000%, 11/15/2019	4,150,000	4,414,563
Express Scripts Holding Company
3.900%, 02/15/2022	1,845,000	1,867,103
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,426,520
Life Technologies Corp.
3.500%, 01/15/2016	3,455,000	3,595,466
Medtronic, Inc.
3.000%, 03/15/2015	4,145,000	4,299,476
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,640,472
UnitedHealth Group, Inc.
4.625%, 11/15/2041	2,165,000	2,080,595
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	4,160,000	3,876,105
4.625%, 10/01/2042	965,000	862,090
WellPoint, Inc.
3.300%, 01/15/2023	2,685,000	2,554,463
		37,530,041
Industrials - 2.0%
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025 (S)	3,695,000	3,491,775
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,386,308	1,590,789
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	374,598	438,279

New Income Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	$969,351	$1,037,205
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,150,000	1,129,875
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019	524,954	610,259
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019	833,636	885,738
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	514,405	552,985
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)	1,565,000	1,576,670
3.300%, 10/15/2022 (S)	755,000	716,255
5.250%, 10/01/2020 (S)	3,300,000	3,647,493
GATX Corp.
3.500%, 07/15/2016	1,590,000	1,662,735
4.850%, 06/01/2021	2,730,000	2,821,239
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)	4,280,000	4,541,294
Kansas City Southern Railway
4.300%, 05/15/2043 (S)	4,215,000	3,801,837
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)	3,005,000	2,944,900
Owens Corning
4.200%, 12/15/2022	3,760,000	3,641,308
Republic Services, Inc.
3.550%, 06/01/2022	2,285,000	2,222,597
5.700%, 05/15/2041	3,950,000	4,312,740
Southwest Airlines Company
5.125%, 03/01/2017	3,710,000	3,998,508
Union Pacific Corp.
4.750%, 09/15/2041	3,475,000	3,517,777
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	930,000	920,700
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	2,935,000	2,824,938
Valmont Industries, Inc.
6.625%, 04/20/2020	2,505,000	2,855,106
Verisk Analytics, Inc.
5.800%, 05/01/2021	2,000,000	2,206,468
		57,949,470
Information Technology - 0.8%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	1,095,000	1,161,034
Apple, Inc.
2.400%, 05/03/2023	4,385,000	4,064,316
Arrow Electronics, Inc.
3.000%, 03/01/2018	975,000	973,247
Avnet, Inc.
4.875%, 12/01/2022	4,125,000	4,106,161
Fiserv, Inc.
3.125%, 06/15/2016	1,215,000	1,266,758
3.500%, 10/01/2022	2,190,000	2,077,377
Hewlett-Packard Company
3.000%, 09/15/2016	4,470,000	4,589,648

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Motorola Solutions, Inc.
3.500%, 03/01/2023	$4,375,000	$4,121,793
Xerox Corp.
6.350%, 05/15/2018	485,000	555,652
		22,915,986
Materials - 0.7%
ArcelorMittal
6.125%, 06/01/2018	5,325,000	5,484,750
Celulosa Arauco y Constitucion SA
5.125%, 07/09/2013	70,000	70,032
Corp. Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)	260,000	310,876
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)	1,900,000	2,120,524
International Paper Company
4.750%, 02/15/2022	6,135,000	6,452,468
9.375%, 05/15/2019	400,000	522,614
Newcrest Finance Pty, Ltd.
4.450%, 11/15/2021 (S)	192,000	172,217
Rock-Tenn Company
4.000%, 03/01/2023	2,280,000	2,195,576
Vale Overseas, Ltd.
4.375%, 01/11/2022	1,360,000	1,291,105
		18,620,162
Telecommunication Services - 1.9%
American Tower Corp.
4.700%, 03/15/2022	1,855,000	1,869,957
5.050%, 09/01/2020	3,410,000	3,581,942
7.250%, 05/15/2019	3,768,000	4,519,946
AT&T, Inc.
6.300%, 01/15/2038	3,535,000	3,933,744
6.450%, 06/15/2034	385,000	439,016
CC Holdings GS V LLC/Crown Castle
GS III Corp.
3.849%, 04/15/2023	8,350,000	7,868,990
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	3,988,000	4,574,264
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)	2,905,000	2,816,636
4.347%, 06/15/2016 (S)	1,335,000	1,403,061
Qwest Corp.
7.500%, 10/01/2014	175,000	188,349
SBA Telecommunications, Inc.
8.250%, 08/15/2019	81,000	87,683
SBA Tower Trust
3.598%, 04/15/2018 (S)	3,575,000	3,536,208
4.254%, 04/15/2015 (S)	5,420,000	5,610,323
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	3,955,000	4,627,350
Telefonica Emisiones SAU
3.192%, 04/27/2018	4,220,000	4,086,023
6.221%, 07/03/2017	2,290,000	2,496,517
Verizon Wireless Capital LLC
8.500%, 11/15/2018	1,525,000	1,979,923
Windstream Corp.
8.125%, 08/01/2013	125,000	125,313
		53,745,245
Utilities - 1.9%
Appalachian Power Company
6.375%, 04/01/2036	2,010,000	2,343,493

New Income Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Dominion Resources, Inc.
2.750%, 09/15/2022	$2,215,000	$2,062,697
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,633,472
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	1,028,856
FirstEnergy Corp.
2.750%, 03/15/2018	2,135,000	2,077,748
4.250%, 03/15/2023	5,645,000	5,241,823
7.375%, 11/15/2031	3,630,000	3,830,968
Florida Gas Transmission Company, LLC
3.875%, 07/15/2022 (S)	1,920,000	1,937,048
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)	4,315,000	4,426,137
Nevada Power Company
7.125%, 03/15/2019	915,000	1,132,930
NiSource Finance Corp.
5.950%, 06/15/2041	2,725,000	2,865,738
6.250%, 12/15/2040	1,315,000	1,455,846
Ohio Power Company
5.750%, 09/01/2013	195,000	196,585
ONEOK, Inc.
4.250%, 02/01/2022	2,805,000	2,758,272
PacifiCorp
6.250%, 10/15/2037	3,000,000	3,654,036
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,504,036
PPL Capital Funding, Inc.
3.400%, 06/01/2023	3,060,000	2,897,480
3.500%, 12/01/2022	2,555,000	2,442,846
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	3,200,000	3,343,827
Public Service Company of Oklahoma
5.150%, 12/01/2019	885,000	1,002,316
Southwest Gas Corp.
3.875%, 04/01/2022	1,115,000	1,154,975
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	125,000	130,000
Tampa Electric Company
6.150%, 05/15/2037	235,000	282,420
TECO Finance, Inc.
5.150%, 03/15/2020	3,015,000	3,331,334
6.572%, 11/01/2017	35,000	40,777
		52,775,660
TOTAL CORPORATE BONDS (Cost $768,466,906)	$778,606,502

MUNICIPAL BONDS - 6.2%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	1,500,000	1,764,030
Chicago Metropolitan Water Reclamation
District (Illinois) 5.720%, 12/01/2038	2,235,000	2,622,773
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	260,000	303,865
City of Chicago (Illinois)
6.395%, 01/01/2040	1,925,000	2,275,716
City of Houston (Texas)
5.000%, 03/01/2023	1,765,000	2,064,679
City of New York (New York)
5.846%, 06/01/2040	2,400,000	2,664,144
5.000%, 04/01/2023	3,000,000	3,489,780
City Public Service Board of San Antonio
(Texas) 5.250%, 02/01/2024	3,605,000	4,274,449

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
Commonwealth of Massachusetts
5.250%, 09/01/2024	$2,410,000	$2,923,210
4.500%, 08/01/2031	2,780,000	2,783,308
5.000%, 06/01/2023	1,215,000	1,428,962
Commonwealth of Pennsylvania
5.000%, 07/01/2021	2,730,000	3,258,692
5.000%, 06/01/2024	5,090,000	5,916,056
5.000%, 04/01/2025	1,760,000	2,041,266
Commonwealth of Virginia
5.000%, 06/01/2023	905,000	1,101,584
4.000%, 06/01/2024	2,335,000	2,567,613
County of Harris, TX 5.000%, 10/01/2024	1,550,000	1,807,424
Dallas Independent School District (Texas)
4.000%, 08/15/2027	1,555,000	1,614,805
5.000%, 08/15/2029	1,655,000	1,835,230
Denver City & County School District
No. 1 (Colorado) 4.242%, 12/15/2037	1,575,000	1,380,818
District of Columbia
5.591%, 12/01/2034	375,000	431,168
5.250%, 12/01/2034	2,610,000	2,904,069
East Bay Municipal Utility District
(California) 5.874%, 06/01/2040	1,665,000	1,981,417
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016	2,825,000	2,800,903
2.995%, 07/01/2020	3,160,000	2,947,237
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,323,924
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	118,141
Los Angeles Department of Airports
(California) 7.053%, 05/15/2040	2,600,000	3,210,246
Los Angeles Department of Water &
Power (California) 5.000%, 07/01/2043	2,780,000	2,911,383
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,224,166
5.754%, 07/01/2041	3,770,000	4,295,387
Massachusetts Bay Transportation
Authority 5.000%, 07/01/2020	2,040,000	2,420,052
Metropolitan Transportation Authority
(New York) 7.336%, 11/15/2039	2,150,000	2,920,625
New Jersey State Turnpike Authority
5.000%, 01/01/2029	2,050,000	2,200,737
New Jersey Transportation Trust Fund
Authority 5.250%, 12/15/2022	1,235,000	1,445,283
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	20,000	20,101
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	840,000	987,605
New York City Transitional Finance
Authority (New York)
5.267%, 05/01/2027	3,925,000	4,300,387
5.508%, 08/01/2037	2,630,000	2,910,095
5.000%, 05/01/2023	2,185,000	2,565,387
New York City Transitional Finance
Authority Future Tax Secured Revenue
(New York)
5.000%, 11/01/2024	1,300,000	1,496,937
5.000%, 02/01/2025	1,315,000	1,482,505
New York State Dormitory Authority
4.000%, 12/15/2022	1,495,000	1,622,180
5.000%, 12/15/2024	2,440,000	2,840,111

New Income Trust (continued)
	Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
New York State Urban
Development Corp., Series A-1
5.000%, 03/15/2043	$4,235,000	$4,509,640
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	6,265,000	5,801,202
Port Authority of New York & New Jersey
4.458%, 10/01/2062	7,660,000	6,945,399
Regional Transportation District
(Colorado) 5.000%, 11/01/2038	2,630,000	2,806,105
San Diego County Water Authority
(California) 6.138%, 05/01/2049	840,000	983,640
South Carolina State Public Service
Authority 4.322%, 12/01/2027	3,205,000	3,161,059
State of California
4.000%, 09/01/2026	3,460,000	3,471,280
5.000%, 04/01/2043	485,000	503,561
State of Delaware 5.000%, 08/01/2024	3,060,000	3,684,271
State of Georgia
5.000%, 07/01/2024	1,175,000	1,390,342
5.000%, 10/01/2021	4,690,000	5,694,317
5.000%, 07/01/2023	2,175,000	2,607,325
5.000%, 07/01/2025	1,630,000	1,906,709
State of Hawaii 5.000%, 12/01/2023	4,670,000	5,446,341
State of Louisiana
5.000%, 08/01/2021	1,315,000	1,570,860
5.000%, 07/15/2021	1,510,000	1,803,091
State of Minnesota 5.000%, 03/01/2027	1,465,000	1,627,937
State of Oregon 5.892%, 06/01/2027	60,000	72,530
State of Washington 5.000%, 07/01/2024	2,255,000	2,609,666
Texas Transportation Commission
5.178%, 04/01/2030	3,885,000	4,403,997
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	2,665,000	2,868,633
University of Texas System
5.000%, 08/15/2043	3,695,000	3,972,199
University of Virginia 5.000%, 06/01/2043	905,000	983,147
Utah Transit Authority
5.937%, 06/15/2039	2,155,000	2,596,409
Virginia College Building Authority
5.000%, 02/01/2022	1,010,000	1,195,527
Virginia Commonwealth Transportation
Board 5.350%, 05/15/2035	515,000	565,764
Virginia Public School Authority
5.000%, 08/01/2023	3,125,000	3,679,813
TOTAL MUNICIPAL BONDS (Cost $181,227,490)	$176,339,214

TERM LOANS (M) - 1.6%
Consumer Discretionary - 0.6%
Atlantic Broadband Penn LLC
3.250%, 12/02/2019	1,761,688	1,751,412
Bresnan Broadband Holdings LLC
4.500%, 12/14/2017	2,978,675	2,984,260
Station Casinos LLC,
TBD 03/01/2020 (T)	1,995,000	1,992,506
TWCC Holding Corp.
3.500%, 02/13/2017	4,375,000	4,376,369
Univision Communications, Inc
4.500%, 03/02/2020	3,124,316	3,093,073
Univision Communications, Inc.
4.000%, 03/02/2020	2,369,063	2,321,681
		16,519,301

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value

TERM LOANS (M) (continued)
Consumer Staples - 0.2%
Dunkin’ Brands, Inc.
3.753%, 02/14/2020	$4,563,580	$4,545,043
H.J. Heinz Company
3.500%, 06/05/2020	1,575,000	1,573,228
		6,118,271
Financials - 0.2%
Asurion LLC
4.500%, 05/24/2019	2,985,000	2,953,284
Nuveen Investments Inc
4.195%, 05/13/2017	3,383,809	3,363,506
		6,316,790
Health Care - 0.3%
Biomet, Inc.
3.963%, 07/25/2017	721,678	717,683
Capsugel Holdings US, Inc.
4.250%, 08/01/2018	3,785,219	3,807,298
HCA, Inc.
2.948%, 05/01/2018	3,578,988	3,578,988
		8,103,969
Information Technology - 0.1%
First Data Corp.
4.193%, 03/24/2017	2,951,102	2,886,915
Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA
4.250%, 04/02/2018	4,278,500	4,281,174
TOTAL TERM LOANS (Cost $43,950,445)	$44,226,420

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.0%
Commercial & Residential - 6.7%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.433%, 11/25/2035 (P)	267,299	263,797
Banc of America Commercial
Mortgage Trust, Inc., Series 2007-4,
Class AM 6.001%, 02/10/2051 (P)	2,425,000	2,622,890
Banc of America Funding Corp.,
Series 2005-A 5A1
0.491%, 02/20/2035 (P)	264,973	252,017
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	70,290	70,298
Series 2007-1, Class AAB,
5.422%, 01/15/2049	4,202,864	4,336,898
Series 2007-4, Class A4,
5.934%, 02/10/2051 (P)	3,050,000	3,442,620
Series 2008-1, Class A4,
6.394%, 02/10/2051 (P)	2,200,000	2,520,296
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
2.853%, 03/25/2035 (P)	712,122	665,470
Series 2004-D, Class 2A2,
2.868%, 05/25/2034 (P)	25,519	24,663
Series 2004-A, Class 2A2,
2.958%, 02/25/2034 (P)	47,273	46,291
Series 2004-H, Class 2A2,
3.108%, 09/25/2034 (P)	63,260	61,998
Series 2004-I, Class 3A2,
3.121%, 10/25/2034 (P)	12,825	12,867

New Income Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Mortgage
Securities (continued)
Series 2005-J, Class 3A1,
3.135%, 11/25/2035 (P)	$1,461,072	$1,319,261
Bear Stearns Alt-A Trust, Series 2006-1,
Class 11A1 0.673%, 02/25/2036 (P)	2,362,116	1,646,867
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	133,510	135,803
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	2,663	2,662
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	451,809	456,797
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	29,060	30,124
Series 2006-PW12, Class A4,
5.902%, 09/11/2038 (P)	385,000	424,950
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
5.993%, 12/10/2049 (P)	3,165,000	3,587,733
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-C2,
Class A1 3.819%, 05/15/2036	12,535	12,603
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 12A1,
3.308%, 03/27/2036 (P)(S)	169,868	168,409
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	303,439	307,857
Series 2008-C1, Class A3,
6.252%, 02/15/2041 (P)	1,795,000	2,046,523
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.777%, 10/18/2054 (P)(S)	2,795,000	2,883,990
Series 2011-1A, Class A5,
3.274%, 10/18/2054 (P)(S)	575,000	590,013
FREMF Mortgage Trust
Series 2013-K713, Class B,
3.165%, 04/25/2046 (P)(S)	4,155,000	3,802,353
Series 2013-K712, Class B,
3.483%, 05/25/2045 (P)(S)	1,530,000	1,436,515
Series 2013-K28, Class B,
3.494%, 06/25/2046 (P)(S)	2,235,000	1,950,984
Series 2013-K27, Class B,
3.616%, 01/25/2046 (P)(S)	2,120,000	1,866,734
Series 2013-K24, Class B,
3.623%, 11/25/2045 (P)(S)	1,230,000	1,093,410
Series 2012-K711, Class B,
3.684%, 08/25/2045 (P)(S)	3,255,000	3,116,571
Series 2013-K26, Class B,
3.723%, 12/25/2045 (P)(S)	3,195,000	2,852,720
Series 2012-K23, Class B,
3.782%, 10/25/2045 (P)(S)	2,165,000	1,952,743
Series 2012-K22, Class B,
3.812%, 08/25/2045 (P)(S)	2,000,000	1,808,562
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.189%, 06/19/2035 (P)	531,926	526,015
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A1
0.433%, 06/25/2045 (P)	1,912,600	1,415,559

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	$135,687	$135,582
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	24,671	25,033
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	3,125,000	2,887,381
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	5,100,000	5,554,481
Harborview Mortgage Loan Trust,
Series 2006-9, Class 2A1A
0.401%, 11/19/2036 (P)	8,574,665	6,268,860
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.411%, 05/19/2035 (P)	631,044	518,065
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.927%, 10/15/2054 (P)(S)	860,000	874,929
Series 2012-3A, Class B1,
2.477%, 10/15/2054 (P)(S)	2,950,000	3,043,255
HomeBanc Mortgage Trust, Series 2005-4,
Class A1 0.463%, 10/25/2035 (P)	1,403,706	1,169,253
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.973%, 10/25/2036 (P)	4,934,908	3,979,189
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.383%, 06/25/2037 (P)	855,000	731,960
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class A3,
2.829%, 10/15/2045	4,340,000	4,050,839
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	177,111	181,472
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	682,777
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,642,571	9,527,743
Series 2007-CB19, Class A4,
5.900%, 02/12/2049 (P)	4,823,000	5,406,815
Series 2007-LD12, Class AM,
6.197%, 02/15/2051 (P)	3,250,000	3,516,585
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2007-CB19,
Class AM 5.900%, 02/12/2049 (P)	2,995,000	3,244,735
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.493%, 10/25/2035 (P)	2,735,270	1,992,537
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	6,121,229
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,416,201
Series 2007-C1, Class A4,
5.424%, 02/15/2040	2,142,000	2,379,651
Series 2008-C1, Class AM,
6.320%, 04/15/2041 (P)	825,000	921,701
Series 2008-C1, Class A2,
6.320%, 04/15/2041 (P)	1,415,000	1,646,433

New Income Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%, 08/12/2043 (P)	$2,950,000	$3,180,186
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	12,066,498
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	13,725,000	15,278,835
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	2,098,578
Series 2007-T27, Class A2,
5.815%, 06/11/2042 (P)	4,731	4,729
Series 2007-IQ15, Class A4,
6.090%, 06/11/2049 (P)	1,100,000	1,237,048
Series 2008-T29, Class A4,
6.459%, 01/11/2043 (P)	5,222,000	6,068,136
Sequoia Mortgage Trust
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	4,356,835	4,024,535
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	2,045,757	1,930,811
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	134,544	131,928
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.656%, 04/25/2037 (P)	1,900,545	1,700,587
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.589%, 03/15/2025 (P)	5,334	5,969
Wachovia Bank
Commercial Mortgage Trust
Series 2006-C24, Class A3,
5.558%, 03/15/2045 (P)	4,468,000	4,881,460
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	9,635,460
Series 2007-C34, Class A3,
5.678%, 05/15/2046	1,235,000	1,385,130
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.483%, 10/25/2045 (P)	380,775	344,174
Series 2005-AR11, Class A1C3,
0.703%, 08/25/2045 (P)	1,709,747	1,359,753
Series 2005-AR13, Class A1A3,
0.973%, 10/25/2045 (P)	682,622	655,406
Series 2005-AR12, Class 2A1,
2.936%, 09/25/2035 (P)	628,260	622,635
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.893%, 03/25/2036 (P)	1,454,091	1,134,217
Series 2005-AR2, Class 3A1,
2.663%, 03/25/2035 (P)	72,272	72,660
Series 2005-AR2, Class 2A2,
2.682%, 03/25/2035 (P)	139,692	140,158
Series 2003-O, Class 5A1,
4.802%, 01/25/2034 (P)	71,409	70,199
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%, 05/15/2045	3,300,000	3,059,641
		188,121,302

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.981%, 08/01/2028	$2,371	$2,303
Series K502, Class A2,
1.426%, 08/25/2017	1,645,000	1,650,539
Series K025, Class A1,
1.875%, 04/25/2022	2,793,921	2,754,845
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	2,539	58
Federal National Mortgage Association,
Series 319, Class 2 IO
6.500%, 02/01/2032	7,456	1,277
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.334%, 03/16/2028	15,088	14,435
Series 2013-24, Class OI,
4.000%, 02/20/2043	3,296,446	701,180
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	6,891,309	943,865
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	3,403,051	447,044
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	1,633,292	273,561
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	9,152,639	1,526,242
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	40,176	41,613
		8,356,962
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $188,190,851)	$196,478,264

ASSET BACKED SECURITIES - 4.3%
Ally Auto Receivables Trust
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	1,110,000	1,132,437
Series 2009-B, Class C,
4.060%, 05/16/2016 (S)	4,027,000	4,074,084
American Express Credit Account
Master Trust, Series 2012-5, Class C
1.070%, 05/15/2018 (S)	1,145,000	1,150,586
Americredit Automobile
Receivables Trust, Series 2012-4,
Class C 1.930%, 08/08/2018	1,430,000	1,413,924
AmeriCredit
Automobile Receivables Trust
Series 2011-2, Class B,
2.330%, 03/08/2016	3,905,000	3,940,942
Series 2012-1, Class C,
2.670%, 01/08/2018	300,000	306,793
Series 2011-1, Class C,
2.850%, 08/08/2016	2,495,000	2,547,747
Avis Budget Rental Car Funding
AESOP LLC, Series 2013-1A, Class A
1.920%, 09/20/2019 (S)	4,635,000	4,525,433
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	15,063	15,089
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1,
1.630%, 02/18/2020 (S)	2,000,000	2,002,340

New Income Trust (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Cabela’s Master Credit Card Trust (continued)
Series 2011-2A, Class A1,
2.390%, 06/17/2019 (S)	$5,515,000	$5,697,271
Capital Auto Receivables Asset Trust
Series 2013-1, Class B,
1.290%, 04/20/2018	345,000	340,635
Series 2013-1, Class C,
1.740%, 10/22/2018	360,000	353,167
CarMax Auto Owner Trust
Series 2010-1, Class B,
3.750%, 12/15/2015	635,000	647,417
Series 2009-2, Class B,
4.650%, 08/17/2015	3,665,000	3,741,991
Series 2010-1, Class C,
4.880%, 08/15/2016	405,000	415,799
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.933%, 10/25/2032 (P)	4,639	4,283
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	10,591	10,550
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,954	14,082
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	1,780,000	1,782,382
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	6,500,531	6,493,127
CNH Equipment Trust
Series 2012-D, Class B,
1.270%, 05/15/2020	2,936,000	2,879,658
Series 2010-B, Class A4,
1.740%, 01/17/2017	4,611,002	4,638,553
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.798%, 01/25/2034 (P)	2,925,784	2,344,457
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	7,688,094	8,204,142
Ford Credit Auto Owner Trust,
Series 2009-D, Class D
8.140%, 02/15/2016 (S)	1,370,000	1,408,294
Ford Credit Auto Owner Trust 2013-b
1.820%, 11/15/2019	1,745,000	1,704,682
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A,
1.920%, 01/15/2019	6,500,000	6,606,288
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,732,303
GE Capital Credit Card Master
Note Trust, Series 2012-2, Class A
2.220%, 01/15/2022	5,465,000	5,434,795
GE Equipment Small Ticket LLC,
Series 2011-1, Class A3
1.450%, 01/21/2018 (S)	1,248,999	1,251,817
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.208%, 07/25/2037 (P)	1,935,821	1,602,143
Series 2005-11, Class 2A1,
0.473%, 10/25/2035 (P)	667,981	614,362
Series 2005-MTR1, Class A4,
0.563%, 10/25/2035 (P)	4,625,000	4,175,094

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
GSAA Trust, Series 2005-8, Class A3
0.623%, 06/25/2035 (P)	$3,106,280	$2,830,906
Huntington Auto Trust
Series 2011-1A, Class B,
1.840%, 01/17/2017 (S)	455,000	461,038
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	2,160,000	2,198,658
Hyundai Auto Lease Securitization Trust,
Series 2012-A, Class A4
1.050%, 04/17/2017 (S)	1,400,000	1,403,203
Lehman XS Trust, Series 2005-9N,
Class 1A1 0.463%, 02/25/2036 (P)	2,262,109	1,852,084
Motor PLC, Series 2012-A, Class A1C
1.286%, 02/25/2020 (S)	1,625,000	1,627,959
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	6,905,000	7,047,588
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037	3,288,384	1,822,847
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 4.100%, 04/25/2033	10,458	9,937
Sierra Receivables Funding
Company LLC, Series 2013-1A,
Class A 1.590%, 11/20/2029 (S)	2,751,797	2,731,797
SMART Trust
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	1,460,000	1,442,141
Series 2013-2US, Class A4A,
1.180%, 02/14/2019	3,610,000	3,565,236
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	1,885,000	1,896,781
Series 2011-2USA, Class A4A,
2.310%, 04/14/2017 (S)	1,860,000	1,897,042
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	439,868	456,137
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%, 05/22/2017	2,705,000	2,715,068
Wheels SPV LLC, Series 2012-1,
Class A3 1.530%, 03/20/2021 (S)	1,370,000	1,380,163
TOTAL ASSET BACKED SECURITIES (Cost $121,214,294)		$121,545,252

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	4,475,000	4,855,375
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,475,000)	$4,855,375

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.1%
T. Rowe Price Reserve Investment
Fund, 0.0501% (Y)	60,357,238	60,357,238

New Income Trust (continued)
	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at $185,159
on 07/01/2013, collateralized by
$210,000 Federal National Mortgage
Association, 2.080% due 11/02/2022
(valued at $197,138, including interest)	$185,159	$185,159
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at $1,180,001
on 07/01/2013, collateralized by
$1,205,000 Federal Home Loan
Mortgage Corp., 0.010% due
12/09/2013 (valued at $1,204,398,
including interest)	1,180,000	1,180,000
		1,365,159
TOTAL SHORT-TERM INVESTMENTS (Cost $61,722,397)	$61,722,397
Total Investments (New Income Trust)
(Cost $2,846,816,593) - 100.3%	$2,829,112,970
Other assets and liabilities, net - (0.3%)		(9,333,247)
TOTAL NET ASSETS - 100.0%		$2,819,779,723

Real Return Bond Trust
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 100.1%
U.S. Government - 97.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2023	$24,941,728	$24,684,265
0.500%, 04/15/2015	4,293,720	4,400,393
0.625%, 07/15/2021 to 02/15/2043	10,699,591	10,698,993
0.750%, 02/15/2042	1,441,286	1,264,953
1.250%, 04/15/2014 to 07/15/2020	5,711,222	6,054,814
1.375%, 01/15/2020	537,870	585,480
1.625%, 01/15/2015	1,949,248	2,026,456
1.750%, 01/15/2028	4,441,600	4,965,571
1.875%, 07/15/2015	239,150	254,228
2.000%, 07/15/2014 to 01/15/2026	19,470,765	20,576,232
2.125%, 01/15/2019	4,767,336	5,387,461
2.375%, 01/15/2025 to 01/15/2027	14,879,087	17,703,548
2.625%, 07/15/2017	448,960	509,078
3.375%, 04/15/2032	6,945,968	9,732,496
3.875%, 04/15/2029	2,263,680	3,255,284
U.S. Treasury Notes
0.250%, 01/31/2014 (D)	37,000	37,027
2.000%, 02/15/2023	500,000	480,821
		112,617,100
U.S. Government Agency - 2.2%
Federal Home Loan Mortgage Corp.
2.500%, 10/02/2019	600,000	606,604
Federal National Mortgage Association
3.000%, TBA (C)	2,000,000	1,948,281
		2,554,885
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $121,977,142)	$115,171,985

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.4%
Australia - 0.9%
New South Wales Treasury Corp.
2.500%, 11/20/2035	AUD	500,000	523,420
2.750%, 11/20/2025		500,000	565,384
			1,088,804
Italy - 1.0%
Republic of Italy
Zero Coupon 09/13/2013 (Z)	EUR	900,000	1,170,142
Mexico - 1.0%
Mexican Bonos De Proteccion Al Ahorro
3.990%, 01/04/2018 (P)	MXN	2,900,000	227,045
4.320%, 01/30/2020 (P)		11,500,000	894,166
			1,121,211
United Kingdom - 0.5%
Government of United Kingdom
2.500%, 07/26/2016	GBP	100,000	518,279
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,058,381)		$3,898,436

CORPORATE BONDS - 9.5%
Financials - 9.5%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	$244,000		253,252
Ally Financial, Inc.
3.475%, 02/11/2014 (P)		500,000	501,945
Commonwealth Bank of Australia
0.773%, 06/25/2014 (P)(S)		5,300,000	5,323,384
Dexia Credit Local SA
1.400%, 09/20/2013		1,400,000	1,400,000
1.700%, 09/06/2013		700,000	701,360
2.750%, 04/29/2014 (S)		400,000	406,716
Eksportfinans ASA
2.375%, 05/25/2016		100,000	95,750
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,034,710
ING Bank Australia, Ltd.
3.469%, 06/24/2014 (P)	AUD	600,000	551,055
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	$100,000		104,000
Intesa Sanpaolo SpA
3.125%, 01/15/2016		100,000	98,313
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		400,000	413,924
			10,884,409
TOTAL CORPORATE BONDS (Cost $10,700,665)		$10,884,409

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.5%
Commercial & Residential - 4.7%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.698%, 06/24/2050 (P)(S)		250,000	282,893
BCAP LLC Trust
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		321,968	325,397
Series 2011-RR5, Class 12A1,
5.340%, 03/26/2037 (P)(S)		96,954	88,914

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.514%, 05/25/2033 (P)	$113,844		$112,678
Series 2005-1, Class 2A1,
2.836%, 03/25/2035 (P)		48,634	44,352
Bear Stearns Arm Trust, Series 2005-1,
Class 4A1 5.250%, 03/25/2035 (P)		318,468	301,933
CHL Mortgage Pass Through Trust,
Series 2004-J9, Class 2A5
5.500%, 01/25/2035		494,011	512,449
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
1.940%, 09/25/2035 (P)		56,720	55,744
Countrywide Alternative Loan Trust,
Series 2007-OA4, Class A1
0.363%, 05/25/2047 (P)		526,057	426,762
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2003-HYB3,
Class 7A1 2.778%, 11/19/2033 (P)		35,721	34,229
Credit Suisse Mortgage Capital
Certificates, Series 2009-RR1,
Class A3A 5.383%, 02/15/2040 (S)		100,000	109,514
Granite Mortgages PLC, Series 2004-3,
Class 3A2 0.889%, 09/20/2044 (P)	GBP	120,081	178,437
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.413%, 06/25/2045 (P)	$336,748		297,401
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
3.025%, 01/25/2035 (P)		33,428	32,488
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.561%, 10/15/2054 (S)	EUR	574,336	753,005
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.845%, 11/25/2035 (P)	$92,513		78,983
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1,
2.974%, 07/25/2035 (P)		83,342	81,994
Series 2005-A6, Class 2A1,
3.094%, 08/25/2035 (P)		76,695	74,741
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.301%, 12/25/2033 (P)		157,920	156,012
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.643%, 10/07/2020 (P)		181,874	182,784
Series 2010-R3, Class 2A,
0.753%, 12/08/2020 (P)		238,392	239,882
RBSCF Trust, Series 2010-RR4,
Class CMLA
6.208%, 12/16/2049 (P)(S)		100,000	110,768
Sequoia Mortgage Trust, Series 2007-3,
Class 1A1 0.392%, 07/20/2036 (P)		88,539	78,214
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.563%, 01/25/2035 (P)		120,881	91,701
Series 2004-1, Class 4A2,
2.578%, 02/25/2034 (P)		222,118	219,432

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Adjustable Rate Mortgage
Loan Trust (continued)
Series 2004-18, Class 5A,
5.500%, 12/25/2034 (P)	$130,349		$125,435
Structured Asset Mortgage
Investments, Inc., Series 2004-AR5,
Class 1A1 0.852%, 10/19/2034 (P)		157,410	154,354
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.453%, 11/25/2045 (P)		162,225	144,248
Series 2006-AR17, Class 1A1A,
0.979%, 12/25/2046 (P)		143,453	125,785
Series 2002-AR17, Class 1A,
1.368%, 11/25/2042 (P)		27,681	25,325
Series 2005-AR10, Class 3A1,
5.273%, 08/25/2035 (P)		15,767	15,138
U.S. Government Agency - 1.8%
Federal Home Loan Mortgage Corp.
Series 3172, Class FK,
0.643%, 08/15/2033 (P)		243,171	244,737
Series 278, Class F1,
0.643%, 09/15/2042 (P)		387,240	389,727
Series T-62, Class 1A1,
1.374%, 10/25/2044 (P)		584,915	590,280
Federal National Mortgage Association
Series 2006-118, Class A2,
0.262%, 12/25/2036 (P)		85,771	81,040
Series 2004-63, Class FA,
0.343%, 08/25/2034 (P)		115,445	112,999
Series 2003-W8, Class 3F2,
0.543%, 05/25/2042 (P)		70,579	70,707
Series 2013-M4, Class X1 IO,
4.119%, 02/25/2018		3,472,188	529,491
			2,018,981
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,500,990)		$7,479,973

ASSET BACKED SECURITIES - 3.4%
Aquilae CLO PLC, Series 2006-1X,
Class A 0.581%, 01/17/2023 (P)	EUR	189,299	241,295
Bear Stearns Asset Backed
Securities, Inc., Series 2006-AQ1,
Class 2A1 0.273%, 10/25/2036 (P)	$25,275		24,806
Equity One Asset Backed Securities, Inc.,
Series 2004-1, Class AV2
0.493%, 04/25/2034 (P)		84,135	69,446
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1
0.342%, 03/20/2036 (P)		95,582	94,706
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.243%, 10/25/2036 (P)		6,077	2,921
Magnolia Funding, Ltd., Series 2010-1A,
Class A1 0.578%, 04/11/2021 (P)(S)	EUR	344,475	436,001
Nelnet Student Loan Trust, Series 2008-4,
Class A2 0.976%, 07/25/2018 (P)	$27,006		27,064
North Carolina State Education Assistance
Authority, Series 2011-2, Class A1
0.726%, 10/26/2020 (P)		134,705	132,924

Real Return Bond Trust (continued)
		Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.453%, 09/25/2035 (P)		$30,826	$29,882
Penta CLO SA, Series 2007-1X, Class A1
0.518%, 06/04/2024 (P)	EUR	193,661	241,114
RAMP Series Trust, Series 2006-RZ5,
Class A2 0.373%, 08/25/2046 (P)		$589,845	538,861
SLM Student Loan Trust
Series 2010-C, Class A1,
1.843%, 12/15/2017 (P)(S)		24,749	24,817
Series 2009-CT, Class 1A,
2.350%, 04/15/2039 (P)(S)		98,172	98,465
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1
0.633%, 02/25/2035 (P)		155,270	141,737
Symphony CLO III, Ltd., Series 2007-3A,
Class A1A 0.515%, 05/15/2019 (P)(S)		500,000	495,307
United States Small Business
Administration 5.902%, 02/10/2018		378,779	416,159
Venture VII CDO, Ltd., Series 2006-7A,
Class A1A 0.506%, 01/20/2022 (P)(S)		700,000	680,721
Wood Street CLO BV, Series II-A,
Class A1 0.587%, 03/29/2021 (P)(S)	EUR	157,250	200,442
TOTAL ASSET BACKED SECURITIES (Cost $3,838,036)		$3,896,668

PURCHASED OPTIONS - 0.0%
Put - 0.0%
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay
a fixed rate of 3.875% (Expiration
Date: 04/14/2014; Strike Price: $3.87,
Counterparty: Deutsche Bank AG) (I)		700,000	26,246
Over the Counter USD Options on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.125% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/19/2013; Strike Price: $75.00;
Counterparty: Morgan Stanley Capitol
Services, LLC) (I)		7,800,000	0
Over the Counter USD Options on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.625% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
11/19/2012; Strike Price: $75.00;
Counterparty: Goldman Sachs Capital
Markets LP) (I)		8,700,000	0
			26,246
TOTAL PURCHASED OPTIONS (Cost $36,884)		$26,246

SHORT-TERM INVESTMENTS - 62.0%
Commercial Paper - 1.7%
Banco do Brasil SA 0.010%, 01/24/2014 *		$900,000	$893,863
Standard Chartered Bank 0.950%,
10/01/2013 *		1,100,000	1,097,329
			1,991,192
U.S. Government - 3.7%
U.S. Treasury Bill
0.074%, 02/06/2014 *		279,000	278,855
0.086%, 12/12/2013 * (D)		23,000	22,985
0.113%, 05/01/2014 *		1,702,000	1,700,276

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
0.123%, 05/29/2014 *	$2,192,000	$2,189,473
		4,191,589
U.S. Government Agency - 4.8%
Federal Home Loan Bank Discount
Notes 0.050%, 07/29/2013 *	1,000,000	999,961
Federal Home Loan Mortgage Corp.
0.090%, 09/03/2013 *	200,000	199,975
0.110%, 01/23/2014 *	2,500,000	2,497,809
0.800%, 09/16/2013 *	1,800,000	1,799,699
		5,497,444
Repurchase Agreement - 51.8%
Repurchase Agreement with Barclays
Capital dated 06/28/2013 at 0.100% to
be repurchased at $5,900,049 on
07/01/2013, collateralized by
$6,126,000 U.S. Treasury Note, 0.625%
due 05/31/2017 (valued at $6,039,432,
including interest)	5,900,000	5,900,000
Repurchase Agreement with Barclays
Capital dated 06/28/2013 at 0.180% to
be repurchased at $8,200,123 on
07/01/2013, collateralized by
$7,863,000 Treasury Inflation Protected
Securities, 0.625% due 07/15/2021
(valued at $8,429,009,
including interest)	8,200,000	8,200,000
Repurchase Agreement with Citigroup
dated 06/28/2012 at 0.150% to be
repurchased at $13,800,173 on
07/01/2012, collateralized by
$14,030,000 U.S Treasury Note, 0.750%
due 09/15/2013 (valued at $14,080,849,
including interest)	13,800,000	13,800,000
Repurchase agreement with Goldman
Sachs Group Inc. dated 06/28/2013 at
0.150% to be repurchased at $4,100,051
on 07/01/2013, collateralized by
$4,343,000 Federal Home Loan
Mortgage Corp., 3.000% due
06/01/2043 (valued at $4,239,721,
including interest)	4,100,000	4,100,000
Repurchase Agreement with Morgan
Stanley dated 06/28/2013 at 0.200% to
be repurchased at $13,800,230 on
07/01/2013, collateralized by
$16,488,300 U.S. Treasury Bond,
2.750% due 11/15/2042 (valued at
$14,303,712, including interest)	13,800,000	13,800,000

Real Return Bond Trust (continued)
	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with Toronto-
Dominion Bank dated 06/28/2013 at
0.190% to be repurchased at
$13,800,219 on 07/01/2013,
collateralized by $14,140,000
U.S. Treasury Note, 0.875% due
08/28/2017 (valued at $14,160,461,
including interest)	$13,800,000	$13,800,000
		59,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $71,280,903)	$71,280,225
Total Investments (Real Return Bond Trust)
(Cost $219,393,001) - 184.9%	$212,637,942
Other assets and liabilities, net - (84.9%)		(97,606,255)
TOTAL NET ASSETS - 100.0%		$115,031,687

Short Term Government Income Trust
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 86.6%
U.S. Government - 18.5%
U.S. Treasury Notes
0.625%, 08/31/2017 to 11/30/2017	$18,320,000	$17,893,022
0.750%, 03/31/2018	16,930,000	16,472,365
1.250%, 09/30/2015	8,010,000	8,155,181
2.000%, 04/30/2016	7,835,000	8,134,321
2.125%, 05/31/2015	20,805,000	21,507,169
2.500%, 04/30/2015	25,925,000	26,943,775
		99,105,833
U.S. Government Agency - 68.1%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	21,729,000	22,437,105
2.125%, 09/15/2015	16,420,000	16,975,554
2.375%, 07/22/2015	20,010,000	20,722,676
5.125%, 04/19/2017 (S)	22,785,000	25,930,059
Federal Farm Credit Bank
0.900%, 12/26/2017	7,925,000	7,732,224
0.970%, 09/05/2017	8,305,000	8,156,540
1.100%, 06/20/2017	8,670,000	8,467,027
1.240%, 11/13/2018	19,775,000	19,112,696
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	18,885,000	18,553,015
1.130%, 03/27/2018	11,500,000	11,291,298
1.150%, 07/25/2018	14,235,000	13,858,726
2.125%, 06/10/2016	4,000,000	4,159,188
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	15,770,000	15,407,952
1.200%, 03/20/2018	5,670,000	5,536,523
2.203%, 09/01/2042 (P)	1,995,222	2,030,559
2.835%, 11/01/2033 (P)	34,387	36,709
3.290%, 01/01/2037 (P)	308,743	324,248
4.281%, 09/01/2039 (P)	655,498	695,469
5.500%, 11/01/2035	313,899	337,663
6.000%, 11/01/2028 to 12/01/2028	144,855	157,731
6.500%, 11/01/2037 to 09/01/2039	1,595,005	1,777,915
7.000%, 04/01/2018 to 06/01/2032	308,565	358,483
9.500%, 08/01/2020	23,563	26,961

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
12.000%, 07/01/2020	$754	$798
Federal National Mortgage Association
0.500%, 07/02/2015	6,000,000	6,007,956
0.520%, 05/20/2016	16,305,000	16,167,206
0.580%, 04/25/2016	7,700,000	7,645,376
0.625%, 11/14/2016	5,220,000	5,160,241
1.000%, 12/12/2017 to 12/28/2017	13,630,000	13,311,521
2.270%, 09/01/2033 (P)	183,150	193,483
2.348%, 09/01/2041 (P)	6,604,345	6,777,123
2.375%, 07/28/2015	3,000,000	3,118,560
2.427%, 04/01/2042 (P)	5,417,598	5,547,074
2.490%, 02/01/2042 (P)	8,022,066	8,239,778
4.315%, 04/01/2048 (P)	7,725	8,126
5.000%, 04/01/2019 to 03/01/2025	1,389,919	1,482,038
5.500%, 04/01/2018 to 08/01/2040	7,890,089	8,562,961
6.000%, 10/01/2036 to 05/01/2037	4,208,161	4,586,247
6.500%, 02/01/2026 to 01/01/2039	12,187,713	13,568,482
7.000%, 07/01/2022 to 07/01/2034	839,457	957,152
7.500%, 09/01/2029 to 02/01/2031	174,707	203,817
8.000%, 07/01/2014 to 03/01/2033	314,469	374,415
8.500%, 08/01/2019	69,449	77,786
11.500%, 09/01/2019	693	745
12.000%, 10/01/2015 to 04/20/2016	12,781	13,677
12.500%, 09/20/2015	1,143	1,212
Government National Mortgage Association
3.750%, 10/20/2039 (P)	1,055,050	1,106,585
5.000%, 03/20/2040	146,430	158,795
6.000%, 09/15/2038 to 01/20/2039	707,879	784,419
6.500%, 02/15/2034 to 09/15/2034	476,344	544,264
7.500%, 02/15/2022 to 12/15/2027	156,526	180,746
8.000%, 12/15/2025	75,610	85,731
8.500%, 11/15/2015 to 06/15/2025	183,278	212,118
Tennessee Valley Authority
4.375%, 06/15/2015	20,195,000	21,700,032
4.500%, 04/01/2018	10,349,000	11,668,767
4.875%, 12/15/2016	9,398,000	10,633,442
5.500%, 07/18/2017	9,413,000	10,911,841
		364,078,835
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $462,350,252)	$463,184,668

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.3%
U.S. Government Agency - 7.3%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.433%, 07/25/2022	11,669,807	1,047,937
Series K017, Class X1 IO,
1.600%, 12/25/2021	5,694,963	528,419
Series K708, Class X1 IO,
1.643%, 01/25/2019	11,495,065	824,139
Series K709, Class X1 IO,
1.676%, 03/25/2019	6,744,335	499,256
Series K707, Class X1 IO,
1.694%, 12/25/2018	5,064,691	363,934
Series K706, Class X1 IO,
1.732%, 10/25/2018	15,679,537	1,136,625
Series K711, Class X1 IO,
1.833%, 07/25/2019	16,293,933	1,384,756
Series K710, Class X1 IO,
1.914%, 05/25/2019	5,310,564	462,534

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4094, Class QA,
3.000%, 11/15/2039	$13,855,764	$14,463,672
Series 3956, Class DJ,
3.250%, 10/15/2036	4,661,471	4,789,983
Series 2525, Class AM,
4.500%, 04/15/2032	692,679	756,784
Series 3499, Class PA,
4.500%, 08/15/2036	564,539	590,006
Series 3947, Class PA,
4.500%, 01/15/2041	1,174,629	1,274,817
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	2,608,682	2,727,118
Series 2003-W14, Class 2A,
3.483%, 01/25/2043 (P)	870,323	941,173
Series 2011-146, Class MA,
3.500%, 08/25/2041	6,671,838	7,064,549
Government National Mortgage Association,
Series 2012-114, Class IO
1.029%, 01/16/2053	4,050,069	385,830
		39,241,532
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $39,365,203)	$39,241,532

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
Federal Home Loan Mortgage Corp., Series Z
(Higher of 3 month LIBOR + 4.160% or
7.875%),
(I)	39,750	184,838
Federal National Mortgage Association,
Series S (Higher of 3 month
LIBOR + 4.230% or 7.750%),
(I)	28,575	130,011
		314,849
TOTAL PREFERRED SECURITIES (Cost $1,708,117)	$314,849

SHORT-TERM INVESTMENTS - 5.6%

REPURCHASE AGREEMENT - 0.2%
Repurchase Agreement with State Street Corp.
dated 06/28/2013 at 0.010% to be
repurchased at $893,001 on 07/01/2013,
collateralized by $930,000 U.S. Treasury
Note 0.625% due 08/31/2017 (valued at
$912,563, including interest)	$893,000	$893,000
U.S. Government - 5.4%
U.S. Treasury Bill, 0.0485%, 09/19/2013	29,000,000	28,997,912
TOTAL SHORT-TERM INVESTMENTS (Cost $29,890,003)	$29,890,912
Total Investments (Short Term Government Income Trust)
(Cost $533,313,575) - 99.6%	$532,631,961
Other assets and liabilities, net - 0.4%		2,057,015
TOTAL NET ASSETS - 100.0%		$534,688,976

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust
		Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 20.8%
Australia - 1.8%
New South Wales Treasury Corp.
6.000%, 05/01/2020	AUD	3,905,000	$3,989,369
Queensland Treasury Corp.
6.000%, 10/21/2015 to 04/21/2016		4,984,000	4,877,916
			8,867,285
Brazil - 0.9%
Federative Republic of Brazil
8.500%, 01/05/2024	BRL	3,440,000	1,445,606
10.250%, 01/10/2028		2,434,000	1,118,090
12.500%, 01/05/2016		4,000,000	1,909,158
			4,472,854
Canada - 1.2%
Province of Ontario
3.150%, 12/15/2017	$1,135,000		1,204,209
6.250%, 06/16/2015	NZD	5,777,000	4,699,400
			5,903,609
Indonesia - 1.4%
Republic of Indonesia
6.125%, 05/15/2028	IDR	16,000,000,000	1,396,014
7.000%, 05/15/2022		8,000,000,000	796,784
8.250%, 07/15/2021		5,970,000,000	642,696
9.500%, 06/15/2015		28,220,000,000	2,997,220
10.000%, 07/15/2017		10,880,000,000	1,230,496
			7,063,210
Malaysia - 2.2%
Government of Malaysia
3.741%, 02/27/2015	MYR	13,400,000	4,278,377
3.835%, 08/12/2015		12,850,000	4,111,272
4.262%, 09/15/2016		7,900,000	2,564,698
			10,954,347
Mexico - 1.2%
Government of Mexico
5.000%, 06/15/2017	MXN	29,054,100	2,245,400
6.000%, 06/18/2015		23,000,000	1,828,555
9.500%, 12/18/2014		21,500,000	1,783,072
			5,857,027
New Zealand - 2.4%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	2,000,000	1,656,858
6.000%, 12/15/2017 to 05/15/2021		11,760,000	10,148,401
			11,805,259
Norway - 1.1%
Government of Norway
4.500%, 05/22/2019	NOK	10,247,000	1,914,834
5.000%, 05/15/2015		18,498,000	3,243,511
			5,158,345
Peru - 0.1%
Republic of Peru
7.350%, 07/21/2025	$280,000		358,400
Philippines - 1.7%
Republic of Philippines
4.950%, 01/15/2021	PHP	33,000,000	791,259
5.875%, 12/16/2020 to 03/01/2032		157,303,440	4,116,249
6.250%, 01/14/2036		43,000,000	1,055,093
6.500%, 04/28/2021		91,000,000	2,496,663
			8,459,264

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Singapore - 1.0%
Republic of Singapore
1.375%, 10/01/2014	SGD	1,000,000	$800,470
2.375%, 04/01/2017		2,800,000	2,351,525
3.250%, 09/01/2020		2,260,000	1,925,791
			5,077,786
South Korea - 2.1%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	61,629
3.287%, 03/10/2018		83,030,000	62,755
3.296%, 03/10/2017		83,030,000	65,037
3.297%, 09/10/2017		83,030,000	63,844
3.309%, 09/10/2016		83,030,000	66,175
3.315%, 03/10/2016		83,030,000	67,258
3.326%, 09/10/2015		83,030,000	68,298
3.327%, 03/10/2015		83,030,000	69,358
3.347%, 09/10/2014		83,030,000	70,405
3.356%, 03/10/2014		83,030,000	71,392
3.371%, 09/10/2013		83,030,000	72,352
Korea Treasury Bond Principal Strips, PO
3.363%, 09/10/2018		2,888,000,000	2,143,604
Republic of Korea
3.250%, 06/10/2015		3,500,000,000	3,087,505
3.500%, 03/10/2017		2,000,000,000	1,777,808
4.000%, 03/10/2016		2,750,000,000	2,475,188
5.750%, 09/10/2018		2,000,000	1,964
			10,224,572
Sweden - 1.8%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	13,015,000	2,117,683
4.500%, 08/12/2015		13,075,000	2,085,028
5.000%, 12/01/2020		17,300,000	3,118,556
Svensk Exportkredit AB
7.625%, 06/30/2014	NZD	1,975,000	1,594,716
			8,915,983
Thailand - 1.9%
Bank of Thailand
3.200%, 10/22/2014	THB	139,000,000	4,511,344
Kingdom of Thailand
3.250%, 06/16/2017		140,000,000	4,519,872
			9,031,216
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $104,419,383)		$102,149,157

CORPORATE BONDS - 46.1%
Consumer Discretionary - 10.5%
AMC Entertainment, Inc.
8.750%, 06/01/2019	$905,000		968,350
9.750%, 12/01/2020		1,280,000	1,449,585
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		1,195,000	1,212,925
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,415,000	635,731
Automotores Gildemeister SA
6.750%, 01/15/2023 (S)	$350,000		297,500
8.250%, 05/24/2021 (S)		760,000	703,000
Beazer Homes USA, Inc.
6.625%, 04/15/2018		215,000	228,169
7.250%, 02/01/2023 (S)		150,000	151,500
8.125%, 06/15/2016		700,000	764,750
9.125%, 05/15/2019		330,000	345,675

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019	$680,000		$751,400
Cablevision Systems Corp.
8.000%, 04/15/2020		1,150,000	1,253,500
CCO Holdings LLC
5.750%, 01/15/2024		1,690,000	1,630,850
7.000%, 01/15/2019		1,605,000	1,701,300
Chrysler Group LLC
8.250%, 06/15/2021		370,000	408,388
Cinemark USA, Inc.
4.875%, 06/01/2023 (S)		1,435,000	1,377,600
7.375%, 06/15/2021		560,000	607,600
Clear Channel Communications, Inc.
9.000%, 03/01/2021		475,000	451,250
Clear Channel Communications, Inc., PIK
14.000%, 02/01/2021 (S)		2,625,467	2,244,774
DISH DBS Corp.
4.625%, 07/15/2017		210,000	211,050
5.000%, 03/15/2023		1,130,000	1,087,625
7.875%, 09/01/2019		2,300,000	2,576,000
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		1,450,000	906
Ford Motor Company
4.750%, 01/15/2043		2,165,000	1,906,330
6.625%, 10/01/2028		913,000	994,676
7.450%, 07/16/2031		470,000	563,115
Ford Motor Credit Company LLC
4.250%, 02/03/2017		885,000	924,415
General Motors Financial Company, Inc.
3.250%, 05/15/2018 (S)		630,000	612,675
4.250%, 05/15/2023 (S)		2,065,000	1,923,031
Gray Television, Inc.
7.500%, 10/01/2020		175,000	178,500
Grupo Televisa SAB
7.250%, 05/14/2043	MXN	7,370,000	482,401
Hillman Group, Inc.
10.875%, 06/01/2018	$279,000		302,018
Lamar Media Corp.
5.000%, 05/01/2023		625,000	600,000
Landry’s, Inc.
9.375%, 05/01/2020 (S)		940,000	991,700
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		475,000	465,500
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036		974,000	1,117,014
Meritage Homes Corp.
7.000%, 04/01/2022		390,000	429,000
MGM Resorts International
8.625%, 02/01/2019		420,000	474,600
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		650,000	630,500
8.750%, 05/14/2018 (S)	GBP	570,000	836,182
PVH Corp.
7.375%, 05/15/2020	$250,000		271,250
Quebecor Media, Inc.
7.375%, 01/15/2021	CAD	170,000	172,958
QVC, Inc.
5.950%, 03/15/2043 (S)	$1,205,000		1,084,776
Regal Entertainment Group
9.125%, 08/15/2018		178,000	195,800
SACI Falabella
3.750%, 04/30/2023 (S)		875,000	800,625

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
SACI Falabella (continued)
6.500%, 04/30/2023 (S)	CLP	282,380,000	$528,021
Shaw Communications, Inc.
5.500%, 12/07/2020	CAD	555,000	580,399
6.500%, 06/02/2014		325,000	320,664
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (S)	$1,130,000		1,045,250
5.250%, 08/15/2022 (S)		430,000	417,100
Standard Pacific Corp.
8.375%, 05/15/2018 to 01/15/2021		545,000	621,300
Tenneco, Inc.
6.875%, 12/15/2020		285,000	304,950
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		1,980,000	2,029,500
8.750%, 08/15/2020		320,000	372,800
Toys R Us - Delaware, Inc.
7.375%, 09/01/2016 (S)		545,000	543,638
Toys R Us Property Company II LLC
8.500%, 12/01/2017		190,000	197,363
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		1,290,000	1,354,500
Videotron, Ltd.
7.125%, 01/15/2020 (S)	CAD	420,000	425,068
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	$1,916,366		860,964
WMG Acquisition Corp.
11.500%, 10/01/2018		1,590,000	1,820,550
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		1,465,000	1,611,500
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)		1,420,000	1,547,800
			51,597,861
Consumer Staples - 1.8%
Anheuser-Busch InBev Worldwide, Inc.
9.750%, 11/17/2015	BRL	2,111,000	955,525
ARAMARK Corp.
5.750%, 03/15/2020 (S)	$310,000		316,975
B&G Foods, Inc.
4.625%, 06/01/2021		1,935,000	1,847,925
Corporacion Lindley SA
6.750%, 11/23/2021 (S)		405,000	440,438
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)		375,000	393,750
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		2,125,000	2,172,813
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)		285,000	267,900
Rite Aid Corp.
9.250%, 03/15/2020		1,300,000	1,434,875
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		955,000	1,005,138
			8,835,339
Energy - 4.5%
Arch Coal, Inc.
7.000%, 06/15/2019		170,000	141,525
7.250%, 06/15/2021		1,420,000	1,164,400
Bill Barrett Corp.
7.000%, 10/15/2022		1,020,000	1,020,000
Calfrac Holdings LP
7.500%, 12/01/2020 (S)		900,000	891,000
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020		425,000	442,000

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	$1,235,000		$1,114,954
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)		1,255,000	1,204,800
EP Energy LLC
7.750%, 09/01/2022		690,000	738,300
9.375%, 05/01/2020		2,432,000	2,748,160
EPL Oil & Gas, Inc.
8.250%, 02/15/2018		385,000	396,550
Exterran Partners LP
6.000%, 04/01/2021 (S)		630,000	620,550
Forest Oil Corp.
7.500%, 09/15/2020 (S)		155,000	147,250
Halcon Resources Corp.
8.875%, 05/15/2021		580,000	562,600
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)		1,575,000	1,669,500
Linn Energy LLC
6.250%, 11/01/2019 (S)		306,000	291,465
MarkWest Energy Partners LP
6.500%, 08/15/2021		322,000	331,660
Niska Gas Storage US LLC
8.875%, 03/15/2018		560,000	581,000
Pertamina Persero PT
5.250%, 05/23/2021 (S)		565,000	559,350
6.500%, 05/27/2041 (S)		400,000	386,000
Petrobras Global Finance BV
4.375%, 05/20/2023		2,050,000	1,879,456
PHI, Inc.
8.625%, 10/15/2018		725,000	768,500
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		340,000	367,200
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023 (S)		1,790,000	1,699,550
Samson Investment Company
10.000%, 02/15/2020 (S)		995,000	1,048,481
SandRidge Energy, Inc.
7.500%, 02/15/2023		845,000	802,750
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		435,000	456,750
			22,033,751
Financials - 15.3%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015		790,000	395,000
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		4,040,000	4,928,800
Asian Development Bank
3.250%, 07/20/2017	NZD	1,480,000	1,116,281
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)	$505,000		532,257
Banco Safra SA
10.250%, 08/08/2016 (S)	BRL	752,000	327,589
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)		920,000	375,199
Bancolombia SA
5.950%, 06/03/2021	$850,000		903,125

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	$285,000		$299,250
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	3,250,000	2,642,272
Citigroup, Inc.
6.250%, 06/29/2017	NZD	1,245,000	1,006,501
Citigroup, Inc. (5.900% to 02/15/2023,
then 3 month LIBOR + 4.230%)
02/15/2023 (Q)	$745,000		737,550
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		1,605,000	1,597,136
Corporacion Andina de Fomento
3.750%, 01/15/2016		250,000	263,877
Corrections Corp. of America
4.125%, 04/01/2020 (S)		963,000	941,333
Country Garden Holdings Company, Ltd.
11.125%, 02/23/2018 (S)		330,000	358,050
EUROFIMA
6.000%, 01/28/2014	AUD	1,395,000	1,296,131
European Investment Bank
4.250%, 02/04/2015	NOK	6,400,000	1,092,974
5.375%, 05/20/2014	AUD	3,030,000	2,829,928
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	$1,820,000		1,719,900
First Tennessee Bank NA
5.050%, 01/15/2015		618,000	645,379
General Electric Capital Australia
Funding Pty, Ltd.
7.000%, 10/08/2015	AUD	2,800,000	2,732,186
General Electric Capital Corp.
4.250%, 01/17/2018	NZD	715,000	540,065
4.875%, 04/05/2016	SEK	10,000,000	1,587,868
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	$1,600,000		1,808,000
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	3,594,989
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	$1,885,000		1,771,900
Hongkong Land Treasury Services
(Singapore) Pte, Ltd.
3.860%, 12/29/2017	SGD	250,000	204,144
Host Hotels & Resorts LP
5.250%, 03/15/2022	$620,000		641,982
ING US, Inc.
5.650%, 05/15/2053 (P)(S)		575,000	540,500
Inter-American Development Bank
4.750%, 01/10/2014	INR	55,850,000	926,071
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	$515,000		553,625
International Bank for Reconstruction
& Development
2.125%, 05/29/2017	NOK	1,560,000	256,815
4.500%, 08/16/2016	NZD	1,455,000	1,152,649
International Finance Corp.
3.875%, 02/26/2018		620,000	476,522

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
iPayment, Inc.
10.250%, 05/15/2018	$200,000		$164,000
Jefferies Group LLC
6.500%, 01/20/2043		550,000	527,059
JPMorgan Chase & Company
4.250%, 11/02/2018	NZD	1,485,000	1,105,093
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	$4,150,000		3,952,875
KFW
4.000%, 12/15/2014	NOK	10,010,000	1,699,624
5.750%, 05/13/2015	AUD	4,775,000	4,575,565
Merrill Lynch & Company, Inc.
1.033%, 09/15/2026 (P)	$3,615,000		3,059,975
MetLife, Inc.
6.400%, 12/15/2036		755,000	771,988
Moody’s Corp.
4.500%, 09/01/2022		140,000	140,151
National Australia Bank, Ltd.
6.000%, 02/15/2017	AUD	775,000	750,819
Nationstar Mortgage LLC
7.875%, 10/01/2020	$270,000		286,200
9.625%, 05/01/2019		1,039,000	1,163,680
Prudential Financial, Inc. (5.875% to
09/1/2022, then 3 month
LIBOR + 4.175%)
09/15/2042		645,000	646,613
Realogy Corp.
7.625%, 01/15/2020 (S)		95,000	102,838
Regions Bank
6.450%, 06/26/2037		250,000	262,500
Regions Financial Corp.
7.375%, 12/10/2037		385,000	431,200
SLM Corp.
5.500%, 01/25/2023		2,820,000	2,683,760
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		350,000	364,000
Standard Chartered Bank
2.220%, 07/05/2013	SGD	1,750,000	1,380,698
Symetra Financial Corp. (8.300% to
10/15/2017, then 3 month
LIBOR + 4.177%)
10/15/2037 (S)	$990,000		1,046,430
Synovus Financial Corp.
5.125%, 06/15/2017		1,570,000	1,542,525
7.875%, 02/15/2019		725,000	802,938
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	1,036,017
The Royal Bank of Scotland PLC
1.927%, 03/31/2014 (P)		2,500,000	1,966,178
United Community Banks, Inc.
7.500%, 09/30/2015 (S)	$425,000		427,656
Westpac Banking Corp.
7.250%, 02/11/2020	AUD	700,000	720,493
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	$1,115,000		1,087,125
Yanlord Land Group, Ltd.
10.625%, 03/29/2018 (S)		450,000	471,375

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)	$1,050,000	$987,000
		74,952,223
Health Care - 2.4%
AbbVie, Inc.
4.400%, 11/06/2042 (S)	615,000	571,897
Alere, Inc.
6.500%, 06/15/2020 (S)	410,000	397,700
8.625%, 10/01/2018	910,000	960,050
Community Health Systems, Inc.
7.125%, 07/15/2020	315,000	324,844
Endo Health Solutions, Inc.
7.250%, 01/15/2022	530,000	533,975
ExamWorks Group, Inc.
9.000%, 07/15/2019	1,195,000	1,287,613
Grifols, Inc.
8.250%, 02/01/2018	325,000	349,375
HCA Holdings, Inc.
6.250%, 02/15/2021	1,897,000	1,934,940
HCA, Inc.
7.500%, 02/15/2022	1,165,000	1,290,238
8.000%, 10/01/2018	280,000	321,650
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	705,000	754,350
Tenet Healthcare Corp.
4.375%, 10/01/2021 (S)	1,450,000	1,330,375
Valeant Pharmaceuticals International, Inc.
7.000%, 10/01/2020 (S)	580,000	591,600
Vanguard Health Holding
Company II LLC
7.750%, 02/01/2019	458,000	485,480
VPII Escrow Corp.
7.500%, 07/15/2021 (C)(S)	865,000	897,438
		12,031,525
Industrials - 3.1%
Aircastle, Ltd.
6.750%, 04/15/2017	90,000	94,500
7.625%, 04/15/2020	90,000	99,000
Bombardier, Inc.
7.750%, 03/15/2020 (S)	1,135,000	1,259,850
Covanta Holding Corp.
7.250%, 12/01/2020	1,010,000	1,058,720
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,228,209	1,388,490
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	315,000	277,200
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	1,130,000	1,209,100
Navios Maritime Holdings, Inc.
8.125%, 02/15/2019	375,000	355,313
Navios South American Logistics, Inc.
9.250%, 04/15/2019	240,000	257,400
Nortek, Inc.
10.000%, 12/01/2018	915,000	992,775
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	590,000	572,300
7.500%, 09/14/2015 (Q)(S)	1,195,000	1,183,050
Smiths Group PLC
7.200%, 05/15/2019 (S)	290,000	340,216

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
TAM Capital 3, Inc.
8.375%, 06/03/2021 (S)	$775,000	$794,375
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	410,000	388,475
Tutor Perini Corp.
7.625%, 11/01/2018	1,100,000	1,144,000
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	572,487	658,360
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	288,051	331,259
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	299,460	314,432
US Airways 2012-1 Class B Pass
Through Trust
8.000%, 10/01/2019	899,351	975,796
Victor Technologies Group, Inc.
9.000%, 12/15/2017	373,000	401,908
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	1,220,000	951,600
		15,048,119
Information Technology - 0.6%
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,155,000	1,189,650
First Data Corp.
8.875%, 08/15/2020 (S)	110,000	119,900
Hughes Satellite Systems Corp.
7.625%, 06/15/2021	110,000	116,875
j2 Global, Inc.
8.000%, 08/01/2020	260,000	271,700
Seagate HDD Cayman
7.000%, 11/01/2021	860,000	920,200
Zayo Group LLC
8.125%, 01/01/2020	365,000	396,025
		3,014,350
Materials - 4.3%
APERAM
7.750%, 04/01/2018 (S)	430,000	408,500
ArcelorMittal
7.250%, 03/01/2041	1,145,000	1,070,575
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	1,340,000	1,428,775
Ball Corp.
4.000%, 11/15/2023	1,720,000	1,591,000
Cascades, Inc.
7.875%, 01/15/2020	25,000	26,125
Cemex Finance LLC
9.375%, 10/12/2022 (S)	375,000	408,750
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q)(S)	820,000	742,100
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)	710,000	674,500
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)	1,715,000	1,663,550
Hexion US Finance Corp.
8.875%, 02/01/2018	1,975,000	2,014,500
HudBay Minerals, Inc.
9.500%, 10/01/2020	1,255,000	1,223,625
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)	426,000	406,830
Inmet Mining Corp.
7.500%, 06/01/2021 (S)	645,000	617,588

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Inmet Mining Corp. (continued)
8.750%, 06/01/2020 (S)	$955,000		$976,488
Mercer International, Inc.
9.500%, 12/01/2017		610,000	652,700
Metinvest BV
8.750%, 02/14/2018 (S)		950,000	883,500
New Gold, Inc.
6.250%, 11/15/2022 (S)		370,000	354,275
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016		435,000	485,025
PetroLogistics LP
6.250%, 04/01/2020 (S)		175,000	171,500
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)		1,110,000	876,900
7.750%, 07/15/2017 (S)		235,000	247,925
Sealed Air Corp.
6.500%, 12/01/2020 (S)		250,000	263,750
SunCoke Energy, Inc.
7.625%, 08/01/2019		820,000	850,750
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		475,000	391,875
TPC Group, Inc.
8.750%, 12/15/2020 (S)		1,100,000	1,124,750
Vale Overseas, Ltd.
4.625%, 09/15/2020		310,000	306,048
Votorantim Cimentos SA
7.250%, 04/05/2041 (S)		1,115,000	1,081,550
			20,943,454
Telecommunication Services - 2.7%
American Tower Corp.
7.000%, 10/15/2017		529,000	612,713
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		714,000	767,442
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		460,000	476,100
10.500%, 04/15/2018 (S)		278,000	294,680
Digicel, Ltd.
6.000%, 04/15/2021 (S)		1,720,000	1,625,400
7.000%, 02/15/2020 (S)		525,000	530,250
Frontier Communications Corp.
7.125%, 01/15/2023		1,330,000	1,323,350
9.250%, 07/01/2021		150,000	171,375
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (S)		625,000	655,323
Intelsat Jackson Holdings SA
6.625%, 12/15/2022 (S)		1,585,000	1,537,450
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		718,000	730,565
6.625%, 04/01/2023 (S)		445,000	452,788
Oi SA
9.750%, 09/15/2016 (S)	BRL	341,000	141,361
Satelites Mexicanos SA de CV
9.500%, 05/15/2017	$630,000		666,225
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)		505,000	506,263
SBA Tower Trust
5.101%, 04/17/2017 (S)		616,000	673,579
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	1,000,000	814,044
Softbank Corp.
4.500%, 04/15/2020 (S)	$850,000		819,188
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		170,000	198,900

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	$380,000	$382,850
		13,379,846
Utilities - 0.9%
AES Corp.
4.875%, 05/15/2023	1,591,000	1,483,608
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)	555,000	566,100
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)	1,070,000	1,198,400
GenOn Energy, Inc.
7.875%, 06/15/2017	129,000	137,063
NRG Energy, Inc.
6.625%, 03/15/2023 (S)	1,065,000	1,065,000
		4,450,171
TOTAL CORPORATE BONDS (Cost $227,465,614)	$226,286,639

CAPITAL PREFERRED SECURITIES - 1.9%
Financials - 1.9%
BAC Capital Trust XIV, Series G
4.000%, 07/26/2013 (P)(Q)	2,070,000	1,738,800
Cullen/Frost Capital Trust II
1.825%, 03/01/2034 (P)	826,000	710,830
First Midwest Capital Trust I, Series B
6.950%, 12/01/2033	849,000	874,470
First Tennessee Capital II
6.300%, 04/15/2034	593,000	582,623
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,435,000	1,442,893
JPMorgan Chase Capital XXIII
1.275%, 05/15/2047 (P)	1,990,000	1,512,400
M&T Capital Trust III
9.250%, 02/01/2027	95,000	96,378
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	1,190,000	1,291,150
USB Capital IX
3.500%, 08/12/2013 (P)(Q)	1,456,000	1,266,720
		9,516,264
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $9,189,739)	$9,516,264

CONVERTIBLE BONDS - 2.0%
Consumer Discretionary - 0.8%
Ford Motor Company
4.250%, 11/15/2016	1,075,000	1,942,391
Liberty Interactive LLC
0.750%, 03/30/2043 (S)	470,000	515,825
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	699,000	1,328,974
		3,787,190
Financials - 0.7%
Ares Capital Corp.
5.750%, 02/01/2016 (S)	1,130,000	1,234,525
Colony Financial, Inc.
5.000%, 04/15/2023	730,000	742,775

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value

CONVERTIBLE BONDS (continued)
Financials (continued)
Dundee International
5.500%, 07/31/2018	CAD	215,000	$205,658
MGIC Investment Corp.
2.000%, 04/01/2020	$950,000		1,075,875
Redwood Trust, Inc.
4.625%, 04/15/2018		115,000	113,059
Transglobe Apartment
5.400%, 09/30/2018 (S)	CAD	275,000	282,400
			3,654,292
Health Care - 0.2%
Teleflex, Inc.
3.875%, 08/01/2017	$95,000		128,309
WellPoint, Inc.
2.750%, 10/15/2042 (S)		684,000	851,580
			979,889
Industrials - 0.2%
United Continental Holdings, Inc.
4.500%, 06/30/2021		1,210,000	1,256,609
Information Technology - 0.1%
Electronic Arts, Inc.
0.750%, 07/15/2016		250,000	260,313
TOTAL CONVERTIBLE BONDS (Cost $8,961,196)		$9,938,293

MUNICIPAL BONDS - 0.0%
City of Long Beach (California)
7.282%, 11/01/2030		170,000	173,341
TOTAL MUNICIPAL BONDS (Cost $171,700)		$173,341

TERM LOANS (M) - 9.8%
Consumer Discretionary - 1.5%
Ameristar Casinos, Inc.
4.000%, 04/16/2018		432,459	432,188
Burlington Coat Factory Warehouse Corp.
4.250%, 02/24/2017		377,763	377,763
Caesars Entertainment Operating
Company, Inc.
4.443%, 01/26/2018		1,477,019	1,267,467
Calceus Acquisition, Inc.
5.750%, 01/31/2020		394,081	393,910
CCM Merger, Inc.
5.000%, 03/01/2017		236,617	235,730
Clear Channel Communications, Inc.
3.845%, 01/29/2016		1,951,072	1,780,353
JC Penney Corp., Inc.
6.000%, 05/21/2018		675,000	675,000
Las Vegas Sands LLC
2.700%, 11/23/2016		543,362	541,422
Mood Media Corp.
7.000%, 05/07/2018		258,997	258,608
The Neiman Marcus Group, Inc.
4.000%, 05/16/2018		100,000	99,531
Univision Communications, Inc.
4.500%, 03/02/2020		543,638	538,298
Virgin Media Investment Holdings, Ltd.
3.500%, 06/05/2020		975,000	964,183
			7,564,453
Consumer Staples - 1.1%
Del Monte Corp.
4.000%, 03/08/2018		940,697	935,994

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value

TERM LOANS (M) (continued)
Consumer Staples (continued)
H.J. Heinz Company
3.500%, 06/05/2020	$395,000	$394,556
Huish Detergents, Inc.
5.500%, 03/23/2020	1,892,258	1,867,028
Revlon Consumer Products Corp.
4.000%, 11/20/2017	345,938	348,316
Rite Aid Corp.
5.750%, 08/21/2020	140,000	142,100
SUPERVALU, Inc.
5.000%, 03/21/2019	1,435,767	1,424,400
		5,112,394
Energy - 0.4%
Arch Coal, Inc.
5.750%, 05/16/2018	1,139,248	1,130,704
Offshore Group Investment, Ltd.
6.250%, 10/26/2017	986,563	985,329
		2,116,033
Financials - 2.1%
Carestream Health, Inc.,
TBD 06/07/2019 (T)	5,270,000	5,171,507
iStar Financial, Inc.
4.500%, 09/28/2017	1,704,584	1,725,892
Ocwen Loan Servicing LLC
5.000%, 02/15/2018	788,025	791,571
Realogy Corp.
6.200%, 10/10/2013	46,419	46,303
Springleaf Finance Funding Company
5.500%, 05/10/2017	412,439	412,568
Walter Investment Management Corp.
5.750%, 11/28/2017	2,254,099	2,259,171
		10,407,012
Health Care - 1.3%
Aptalis Pharma, Inc.
5.500%, 02/10/2017	439,367	437,994
Capsugel Holdings US, Inc.
4.250%, 08/01/2018	384,280	386,522
Catalent Pharma Solutions, Inc.
3.695%, 09/15/2016	1,503,949	1,498,309
4.250%, 09/15/2017	1,649,323	1,639,703
MModal, Inc.
7.500%, 08/15/2019	415,058	404,682
National Mentor Holdings, Inc.
6.500%, 02/09/2017	1,025,886	1,032,298
Patheon, Inc.
7.250%, 12/06/2018	253,725	254,994
Warner Chilcott Company LLC
4.250%, 03/15/2018	487,065	486,823
		6,141,325
Industrials - 0.5%
American Builders & Contractors Supply
Company, Inc.
3.500%, 04/16/2020	1,495,000	1,482,720
Swift Transportation Company LLC
4.000%, 12/21/2017	273,387	275,010
US Airways, Inc.,
TBD 05/23/2019 (T)	810,000	798,356
		2,556,086
Information Technology - 0.6%
Alcatel-Lucent USA, Inc.
7.250%, 01/30/2019	1,302,599	1,312,639

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value

TERM LOANS (M) (continued)
Information Technology (continued)
Aspect Software, Inc.
7.000%, 05/06/2016	$209,794	$209,794
First Data Corp.
4.193%, 09/24/2018	165,000	161,030
4.193%, 03/24/2017	440,048	430,477
4.193%, 03/23/2018	593,821	578,109
		2,692,049
Materials - 1.0%
Apex Tool Group LLC
4.500%, 02/01/2020	982,538	981,446
Berry Plastics Group, Inc.
3.500%, 02/07/2020	982,538	970,432
Consolidated Container Company, LLC
5.000%, 07/03/2019	392,038	392,405
Doncasters Group, Ltd.
5.500%, 04/09/2020	553,613	551,536
Fortescue Metals Group
Finance PTY, Ltd.
5.250%, 10/18/2017	828,738	823,212
US Coatings Acquisition, Inc.
4.750%, 02/03/2020	1,296,750	1,296,055
		5,015,086
Telecommunication Services - 0.7%
Crown Castle Operating Company
3.250%, 01/31/2019	1,184,027	1,178,436
NTELOS, Inc.
5.750%, 11/08/2019	918,063	907,734
RentPath, Inc.,
TBD 05/29/2020 (T)	1,495,000	1,459,494
		3,545,664
Utilities - 0.6%
Dynegy, Inc.
4.000%, 04/23/2020	452,308	449,104
La Frontera Generation LLC
4.500%, 09/30/2020	2,330,000	2,312,525
		2,761,629
TOTAL TERM LOANS (Cost $48,281,085)	$47,911,731

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.1%
Commercial & Residential - 4.5%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
2.851%, 04/25/2035 (P)	616,404	607,291
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
1.941%, 12/25/2046	10,029,752	731,585
Bear Stearns Adjustable Rate
Mortgage Trust, Series 2004-10,
Class 12A3
2.939%, 01/25/2035 (P)	618,430	591,860
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1,
0.733%, 08/25/2035 (P)	355,414	312,797
Series 2004-8, Class 1A,
0.893%, 09/25/2034 (P)	122,252	115,834
Series 2004-12, Class 1A1,
0.893%, 01/25/2035 (P)	374,323	362,848
Series 2004-13, Class A1,
0.933%, 11/25/2034 (P)	866,948	841,135

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 2A1
2.744%, 02/25/2037 (P)	$309,343	$307,003
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
2.096%, 09/19/2044	3,996,305	299,625
Series 2005-AR2, Class X2 IO,
2.838%, 03/19/2045	7,537,190	664,889
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM
6.056%, 07/10/2038 (P)	90,000	98,331
GS Mortgage Securities Corp. II,
Series 2013, Class KYO
3.793%, 11/08/2029 (P)(S)	970,000	944,923
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.654%, 09/25/2035 (P)	843,115	816,301
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	10,943,614	76,605
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	13,089,806	91,629
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	14,613,788	102,297
Series 2005-9, Class 2A1A,
0.532%, 06/20/2035 (P)	563,885	516,890
Series 2005-9, Class 2A1C,
0.642%, 06/20/2035 (P)	382,980	335,264
Series 2005-8, Class 1X IO,
2.219%, 09/19/2035	6,187,847	495,207
Series 2005-2, Class IX IO,
2.267%, 05/19/2035	2,846,464	185,329
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
1.000%, 10/25/2036	20,875,553	1,589,673
Series 2005-AR18, Class 2X IO,
1.739%, 10/25/2036	20,330,841	856,803
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	640,000	708,988
Series 2006-LDP7, Class AM,
6.056%, 04/15/2045 (P)	190,000	208,755
Merrill Lynch Mortgage Investors Trust
Series 2006-3, Class 2A1,
2.537%, 10/25/2036 (P)	310,696	291,406
Series 2005-A2, Class A2,
2.540%, 02/25/2035 (P)	313,273	313,121
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AM
5.469%, 01/12/2044 (P)	885,000	949,862
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3,
Class A4
5.414%, 07/12/2046 (P)	628,000	690,634
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
2.643%, 10/25/2034 (P)	535,211	514,153
Series 2004-9, Class 1A,
5.712%, 11/25/2034 (P)	377,205	365,550

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Opteum Mortgage Acceptance Corp.,
Series 2005-4, Class 1APT
0.503%, 11/25/2035 (P)	$525,485	$496,834
Structured Asset Securities Corp.,
Series 2003-7A, Class 3A6
2.566%, 12/25/2033 (P)	537,420	526,660
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.483%, 12/25/2045 (P)	752,246	676,209
Series 2005-AR8, Class 2AB3,
0.553%, 07/25/2045 (P)	667,872	579,689
Series 2005-AR2, Class 2A1B,
0.563%, 01/25/2045 (P)	870,010	762,451
Series 2005-AR2, Class 2A2B,
0.573%, 01/25/2045 (P)	600,998	520,620
Series 2005-AR8, Class 2AB2,
0.613%, 07/25/2045 (P)	682,362	595,535
Series 2005-AR13, Class X IO,
1.470%, 10/25/2045	29,678,811	1,372,645
Series 2005-AR2, Class X IO,
1.620%, 01/25/2045	5,696,861	261,071
WaMu Mortgage Pass-Through
Certificates, Series 2005-AR6,
Class 2A1A
0.423%, 04/25/2045 (P)	270,612	243,528
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.668%, 04/16/2035 (P)(S)	770,000	590,598
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-Z,
Class 2A1
2.624%, 12/25/2034 (P)	594,277	590,967
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series K705, Class X1 IO,
1.901%, 09/25/2018	3,812,677	298,323
Series 292, Class IO,
3.500%, 11/15/2027	1,409,831	229,259
Series 291, Class IO,
3.500%, 11/15/2032	1,978,407	378,774
Series 4077, Class IK IO,
5.000%, 07/15/2042	1,837,802	470,869
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	1,920,871	356,818
Series 402, Class 4 IO,
4.000%, 10/25/2039	425,751	48,728
Series 402, Class 3 IO,
4.000%, 11/25/2039	428,498	76,304
Series 406, Class 3 IO,
4.000%, 01/25/2041	424,171	57,686
Series 398, Class C3 IO,
4.500%, 05/25/2039	197,793	27,557
Series 402, Class 7 IO,
4.500%, 11/25/2039	516,950	75,237
Series 407, Class 4 IO,
4.500%, 03/25/2041	795,377	121,369
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,923,743	311,328

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 8 IO,
5.000%, 03/25/2041	$953,084	$156,125
		2,608,377
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $19,935,113)	$24,811,772

ASSET BACKED SECURITIES - 1.1%
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	2,859,238	2,855,981
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,874,188	1,999,989
Home Equity Asset Trust, Series 2003-1,
Class M1 1.693%, 06/25/2033 (P)	298,287	277,832
TOTAL ASSET BACKED SECURITIES (Cost $5,042,987)	$5,133,802

COMMON STOCKS - 1.5%
Consumer Discretionary - 0.7%
Charter Communications, Inc., Class A (I)	26,089	$3,231,123
Lear Corp.	1,712	103,508
Vertis Holdings, Inc. (I)	8,371	0
		3,334,631
Financials - 0.8%
Apollo Investment Corp.	2,197	17,005
Ashton Woods USA LLC, Class B (I)	2,080	27,165
Capital One Financial Corp.	21,545	1,353,241
Dundee International	11,025	103,258
PNC Financial Services Group, Inc.	18,510	1,349,749
SunTrust Banks, Inc.	42,025	1,326,729
		4,177,147
TOTAL COMMON STOCKS (Cost $4,845,731)	$7,511,778

PREFERRED SECURITIES - 7.6%
Consumer Discretionary - 0.2%
General Motors Company,
Series B, 4.750%	24,832	1,195,909
Financials - 5.6%
Bank of America Corp. (8.000% to
01/30/2018, then
3 month LIBOR + 3.630%)	400,000	445,500
Bank of America Corp., Series L, 7.250%	450	499,725
Discover Financial Services, 6.500%	29,850	749,235
FelCor Lodging Trust, Inc.,
Series A, 1.950%	30,070	739,722
First Tennessee Bank NA, 3.750% (S)	2,005	1,544,477
Hartford Financial Services
Group, Inc., 7.875%	50,575	1,490,951
Health Care REIT, Inc., 6.500%	12,750	791,648
HSBC USA, Inc., 3.500%	45,001	1,012,523
Huntington Bancshares, Inc., 8.500%	1,305	1,592,113
M&T Bank Corp., Series A, 5.000%	1,540	1,524,600
MetLife, Inc., 5.000%	40,443	2,215,872
Regions Financial Corp., 6.375%	49,955	1,223,898
Reinsurance Group of
America, Inc., 6.200%	34,301	891,826
SunTrust Banks, Inc., 4.000%	42,525	1,012,095

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
U.S. Bancorp, 3.500%	1,831	$1,569,973
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	64,350	1,808,235
United Community Banks, Inc., Series B
(5.000% to 02/01/14, then
9.000% thereafter)	325	325,000
Webster Financial Corp., 6.400%	25,775	639,220
Wells Fargo & Company,
Series L, 7.500%	1,400	1,671,600
Weyerhaeuser Company, 6.375%	63,700	3,249,337
Wintrust Financial Corp., 5.000%	135	146,822
Zions Bancorporation, 6.300%	38,220	972,699
Zions Bancorporation, 7.900%	43,550	1,240,304
		27,357,375
Industrials - 0.3%
Continental Airlines
Finance Trust II, 6.000%	5,800	255,381
United Technologies Corp., 7.500%	21,150	1,255,464
		1,510,845
Materials - 0.0%
ArcelorMittal, 6.000%	7,825	146,875
Telecommunication Services - 0.1%
Intelsat SA, 5.750%	9,740	535,700
Utilities - 1.4%
CenterPoint Energy, Inc., 3.547%	11,300	542,005
Dominion Resources, Inc., 6.000%	38,600	1,931,930
Nextera Energy, Inc., 5.889%	27,190	1,510,133
PPL Corp., 8.750%	50,715	2,739,624
		6,723,692
TOTAL PREFERRED SECURITIES (Cost $36,647,722)	$37,470,396

INVESTMENT COMPANIES - 0.1%
FII BTG Pactual Corporate Office Fund	9,215	$574,040
TOTAL INVESTMENT COMPANIES (Cost $683,189)	$574,040

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Lear Corp., Series B
8.750%, 12/01/2016 (I)	1,415,000	14,150
TOTAL ESCROW CERTIFICATES (Cost $76)	$14,150

PURCHASED OPTIONS - 0.2%
Call Options - 0.2%
Over the Counter Purchase Call on the
EUR vs. GBP (Expiration Date:
09/01/2013; Strike Price: $0.87;
Counterparty: Citigroup
Global Markets) (I)	10,435,000	127,189
Over the Counter Purchase Call on the
USD vs. CAD (Expiration Date:
09/25/2013; Strike Price: $1.06;
Counterparty: Merrill Lynch Pierce) (I)	20,960,000	284,993
Over the Counter Purchase Call on the
USD vs. JPY (Expiration Date:
12/01/13; Strike Price: $104.15;
Counterparty: Citigroup
Global Markets) (I)	25,435,000	452,743
		864,925

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value

PURCHASED OPTIONS (continued)
Put Options - 0.0%
Over the Counter Purchase Put on the
GBP vs. USD (Expiration Date:
03/06/2014; Strike Price: $1.40;
Counterparty: State Street
Global Markets) (I)	10,620,000	$140,947
Over the Counter Purchase Put on the
GBP vs. USD (Expiration Date:
09/05/2013; Strike Price: $1.45;
Counterparty: State Street
Global Markets) (I)	15,930,000	85,043
		225,990
TOTAL PURCHASED OPTIONS (Cost $1,262,603)	$1,090,915

WARRANTS - 0.0%
United States - 0.0%
Lear Corp. (Expiration Date: 11/09/2014;
Strike Price: $0.005) (I)	191	$20,819
TOTAL WARRANTS (Cost $0)	$20,819

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at $234,313
on 07/01/2013, collateralized by
$265,000 Federal National Mortgage
Association, 2.080% due 11/02/2022
(valued at $248,769, including interest)	$234,312	$234,312
Repurchase Agreement with State
Street Corp. dated 06/28/2013 at
0.010% to be repurchased at $654,001
on 07/01/2013, collateralized by
$555,000 U.S. Treasury Bonds, 4.500%
due 08/15/2039 (valued at $668,065,
including interest)	654,000	654,000
		888,312
TOTAL SHORT-TERM INVESTMENTS (Cost $888,312)	$888,312
Total Investments (Strategic Income Opportunities Trust)
(Cost $467,794,450) - 96.4%	$473,491,409
Other assets and liabilities, net - 3.6%		17,711,208
TOTAL NET ASSETS - 100.0%		$491,202,617

Total Bond Market Trust B
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 70.1%
U.S. Government - 35.0%
U.S. Treasury Bonds
3.125%, 02/15/2043	$7,210,000	$6,739,083
3.750%, 08/15/2041	500,000	528,516
3.875%, 08/15/2040	1,100,000	1,190,234
4.250%, 11/15/2040 to 11/15/2040	4,060,000	4,672,809
4.375%, 05/15/2041 to 05/15/2041	2,305,000	2,705,492
4.500%, 02/15/2036	3,200,000	3,813,501
4.625%, 02/15/2040	1,400,000	1,707,563

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.750%, 02/15/2041	$2,000,000	$2,487,812
7.500%, 11/15/2016	1,270,000	1,552,179
7.875%, 02/15/2021	3,400,000	4,815,250
8.125%, 08/15/2021	1,400,000	2,031,422
8.750%, 08/15/2020	1,400,000	2,042,141
9.250%, 02/15/2016	5,700,000	6,984,278
11.250%, 02/15/2015	2,010,000	2,365,519
U.S. Treasury Notes
0.125%, 12/31/2014	5,700,000	5,689,090
0.250%, 08/15/2015 to 08/15/2015	18,200,000	18,163,163
0.375%, 04/15/2015	4,800,000	4,803,562
0.625%, 04/30/2018 to 04/30/2018	8,600,000	8,399,875
0.750%, 12/31/2017	5,700,000	5,574,423
0.875%, 04/30/2017	5,000,000	4,973,830
1.000%, 03/31/2017 to 03/31/2017	4,550,000	4,555,594
1.250%, 04/30/2019	1,000,000	978,750
1.500%, 03/31/2019 to 03/31/2019	12,000,000	12,047,808
1.750%, 05/15/2023	12,700,000	11,886,413
1.875%, 08/31/2017	2,000,000	2,060,000
2.000%, 02/15/2022 to 02/15/2022	7,500,000	7,638,906
2.125%, 05/31/2015 to 05/31/2015	12,000,000	12,393,499
2.625%, 11/15/2020	5,800,000	6,039,702
2.750%, 02/15/2019	7,000,000	7,446,796
3.000%, 02/28/2017 to 02/28/2017	6,720,000	7,209,147
3.125%, 05/15/2021 to 05/15/2021	2,200,000	2,364,392
3.250%, 06/30/2016	3,650,000	3,928,028
4.250%, 11/15/2017	7,300,000	8,255,271
		178,044,048
U.S. Government Agency - 35.1%
Federal Farm Credit Bank
3.875%, 10/07/2013	300,000	302,986
4.875%, 12/16/2015	2,100,000	2,316,605
Federal Home Loan Bank
5.375%, 05/18/2016	1,700,000	1,923,644
5.500%, 07/15/2036	190,000	233,931
Federal Home Loan Mortgage Corp.
2.500%, 05/27/2016	1,180,000	1,238,812
2.993%, 08/01/2037 (P)	882,380	930,354
3.000%, TBA (C)	3,650,000	3,557,324
3.070%, 02/01/2037 (P)	428,297	457,839
3.500%, TBA (C)	4,300,000	4,354,758
3.500%, 12/01/2025	3,377,239	3,512,857
4.000%, 12/01/2040 to 12/01/2040	4,196,438	4,367,353
4.500%, TBA (C)	2,000,000	2,105,313
4.500%, 07/01/2041 to 07/01/2041	6,360,782	6,731,271
5.000%, TBA (C)	2,300,000	2,455,670
5.000%, 10/01/2040 to 10/01/2040	2,138,930	2,294,425
5.500%, 01/01/2039 to 01/01/2039	4,998,102	5,520,943
6.000%, 10/01/2038 to 10/01/2038	1,975,547	2,145,640
6.250%, 07/15/2032	450,000	596,887
6.500%, 09/01/2038 to 09/01/2038	732,435	815,420
6.750%, 09/15/2029	1,200,000	1,646,386
7.000%, 10/01/2038 to 10/01/2038	179,626	208,325
7.500%, 03/01/2032 to 03/01/2032	26,987	31,470
8.000%, 02/01/2030	3,743	4,410
Federal National Mortgage Association
2.220%, 01/01/2035 (P)	1,086,415	1,137,367
2.312%, 02/01/2039 (P)	1,244,254	1,288,085
2.317%, 05/01/2036 (P)	250,152	264,559
2.500%, TBA (C)	2,400,000	2,411,625
2.592%, 04/01/2037 (P)	1,102,604	1,183,921

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.941%, 04/01/2036 (P)	$116,855	$123,800
3.000%, TBA (C)	12,700,000	12,648,875
3.000%, 01/01/2027	3,388,150	3,488,207
3.492%, 07/01/2034 (P)	604,410	626,045
3.498%, 09/01/2037 (P)	528,065	551,537
3.500%, TBA (C)	5,300,000	5,378,258
3.500%, 12/01/2040 to 12/01/2040	5,496,059	5,637,854
4.000%, 05/01/2042 to 05/01/2042	9,833,578	10,259,175
4.375%, 10/15/2015	7,850,000	8,525,037
4.500%, TBA (C)	4,100,000	4,337,351
4.500%, 02/01/2041 to 02/01/2041	6,121,929	6,482,547
5.000%, 07/01/2039 to 07/01/2039	6,363,260	6,847,316
5.139%, 10/01/2037 (P)	107,820	114,686
5.500%, 11/01/2038 to 11/01/2038	5,885,530	6,379,255
6.000%, 08/01/2038 to 08/01/2038	3,868,488	4,223,554
6.500%, 12/01/2037 to 12/01/2037	1,191,905	1,332,069
7.000%, 10/01/2038 to 10/01/2038	358,236	408,532
7.125%, 01/15/2030	209,000	294,668
7.250%, 05/15/2030	1,450,000	2,079,929
7.500%, 08/01/2031 to 08/01/2031	47,247	55,213
8.000%, 09/01/2031 to 09/01/2031	14,433	17,172
8.500%, 09/01/2030	2,129	2,544
Government National Mortgage Association
3.000%, TBA (C)	4,700,000	4,644,555
3.500%, 02/15/2041 (C)	829,681	854,474
3.500%, 01/15/2043	7,529,457	7,734,458
4.000%, TBA (C)	3,200,000	3,353,250
4.000%, 12/20/2040 to 12/20/2040	6,191,597	6,512,608
4.500%, TBA (C)	1,650,000	1,751,707
4.500%, 10/20/2040 to 10/20/2040	4,511,739	4,810,929
5.000%, 07/20/2040 to 07/20/2040	5,172,910	5,596,394
5.500%, 09/20/2039 to 09/20/2039	2,163,726	2,375,890
6.000%, 10/15/2038 to 10/15/2038	1,358,975	1,506,414
6.500%, 12/15/2038 to 12/15/2038	699,676	793,576
7.000%, 05/15/2032 to 05/15/2032	91,254	105,257
7.500%, 01/15/2031 to 01/15/2031	33,978	39,728
8.000%, 04/15/2031	9,220	10,255
8.500%, 09/15/2030	6,176	7,360
9.000%, 01/15/2031	1,521	1,848
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	756,385
4.500%, 04/01/2018	820,000	924,571
6.750%, 11/01/2025	1,295,000	1,700,331
The Financing Corp. 8.600%, 09/26/2019	675,000	921,897
		178,253,691
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $344,819,187)	$356,297,739

FOREIGN GOVERNMENT
OBLIGATIONS - 2.4%
Brazil - 0.2%
Federative Republic of Brazil
5.875%, 01/15/2019	105,000	119,595
6.000%, 01/17/2017	950,000	1,068,750
7.125%, 01/20/2037	50,000	59,500
		1,247,845
Canada - 0.7%
Government of Canada
0.875%, 02/14/2017	250,000	248,702

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of British Columbia
6.500%, 01/15/2026	$490,000	$634,742
Province of Manitoba
9.625%, 12/01/2018	300,000	403,908
Province of New Brunswick
5.200%, 02/21/2017	380,000	432,281
Province of Nova Scotia
5.125%, 01/26/2017	455,000	515,232
Province of Ontario
4.500%, 02/03/2015	350,000	371,728
Province of Quebec
7.125%, 02/09/2024	150,000	194,923
7.500%, 07/15/2023	410,000	545,036
		3,346,552
Chile - 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	535,500
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	572,825
Israel - 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	595,471
5.500%, 09/18/2023	455,000	550,103
		1,145,574
Italy - 0.1%
Republic of Italy
6.875%, 09/27/2023	300,000	347,820
Japan - 0.3%
Japan Bank for International Cooperation
2.250%, 07/13/2016	1,250,000	1,300,686
Mexico - 0.3%
Government of Mexico
5.950%, 03/19/2019	415,000	474,968
6.050%, 01/11/2040	930,000	1,013,700
		1,488,668
Panama - 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	430,125
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	295,000
7.125%, 03/30/2019	120,000	145,200
		440,200
Poland - 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	128,294
South Africa - 0.1%
Republic of South Africa
5.500%, 03/09/2020	740,000	779,775
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	580,000	600,204
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $11,825,889)	$12,364,068

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS - 23.2%
Consumer Discretionary - 1.9%
Brinker International, Inc.
3.875%, 05/15/2023	$250,000	$234,312
CBS Corp.
4.300%, 02/15/2021	150,000	155,662
8.875%, 05/15/2019	80,000	103,058
Comcast Corp.
5.700%, 07/01/2019	310,000	361,881
6.500%, 11/15/2035 to 11/15/2035	415,000	482,667
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	165,041
DIRECTV Holdings LLC
5.150%, 03/15/2042	50,000	44,649
6.375%, 03/01/2041	360,000	376,582
Discovery Communications LLC
5.625%, 08/15/2019	250,000	286,852
Family Dollar Stores, Inc.
5.000%, 02/01/2021	305,000	313,198
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,040,000	1,108,682
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	242,830
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	64,058
Home Depot, Inc.
5.875%, 12/16/2036	280,000	329,552
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	232,919
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	160,238
Lowe’s Companies, Inc.
5.800%, 10/15/2036	140,000	157,374
6.100%, 09/15/2017	180,000	209,179
McDonald’s Corp.
3.625%, 05/20/2021	250,000	259,718
5.000%, 02/01/2019	228,000	260,550
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	261,739
News America, Inc.
6.650%, 11/15/2037	440,000	506,791
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	319,261
Target Corp.
6.500%, 10/15/2037	350,000	434,170
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	139,643
The Walt Disney Company
5.625%, 09/15/2016	340,000	387,090
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	222,899
Time Warner Cable, Inc.
4.125%, 02/15/2021	60,000	58,804
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	119,756
7.570%, 02/01/2024	240,000	299,489
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	619,235
Time Warner, Inc.
7.625%, 04/15/2031	285,000	359,529
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	316,922
Viacom, Inc.
4.250%, 09/15/2015	150,000	159,908
4.500%, 03/01/2021	120,000	127,206

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	$60,000	$62,374
		9,943,818
Consumer Staples - 2.0%
Altria Group, Inc.
4.125%, 09/11/2015	150,000	159,824
8.500%, 11/10/2013	80,000	82,191
9.250%, 08/06/2019	160,000	211,817
9.950%, 11/10/2038	50,000	74,062
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	572,819
7.750%, 01/15/2019	335,000	423,555
Bottling Group LLC
5.125%, 01/15/2019	105,000	119,503
Brown-Forman Corp.
2.500%, 01/15/2016	300,000	310,543
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	197,393
Campbell Soup Company
4.500%, 02/15/2019	300,000	326,475
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	69,716
7.000%, 04/15/2019	150,000	180,826
9.750%, 03/01/2021	175,000	227,924
CVS Caremark Corp.
4.125%, 05/15/2021	60,000	63,379
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	92,574	118,599
Diageo Capital PLC
4.828%, 07/15/2020	95,000	107,249
Dr Pepper Snapple Group, Inc.
2.900%, 01/15/2016	500,000	520,513
Energizer Holdings, Inc.
4.700%, 05/19/2021	250,000	253,677
General Mills, Inc.
5.650%, 02/15/2019	315,000	365,772
Kellogg Company
4.150%, 11/15/2019	30,000	32,199
Kimberly-Clark Corp.
7.500%, 11/01/2018	250,000	317,253
Kraft Foods Group, Inc.
6.125%, 08/23/2018	66,000	77,465
6.875%, 01/26/2039	40,000	48,572
Mondelez International, Inc.
6.125%, 02/01/2018	24,000	27,728
6.750%, 02/19/2014	625,000	647,189
PepsiCo, Inc.
4.000%, 03/05/2042	270,000	243,934
5.500%, 01/15/2040	280,000	312,395
Philip Morris International, Inc.
4.125%, 05/17/2021	320,000	338,032
6.875%, 03/17/2014	290,000	303,090
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	250,844
Safeway, Inc.
6.250%, 03/15/2014	165,000	170,825
6.350%, 08/15/2017	135,000	154,349
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	250,000	224,272
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	93,996
The Clorox Company
5.950%, 10/15/2017	295,000	339,048

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
The Coca-Cola Company
3.150%, 11/15/2020	$60,000	$61,446
The Kroger Company
3.900%, 10/01/2015	150,000	158,980
6.400%, 08/15/2017	370,000	426,872
The Procter & Gamble Company
5.500%, 02/01/2034	50,000	57,839
Wal-Mart Stores, Inc.
1.625%, 04/15/2014	530,000	535,162
4.125%, 02/01/2019	100,000	110,212
6.200%, 04/15/2038	125,000	153,533
7.550%, 02/15/2030	410,000	562,861
Walgreen Company
5.250%, 01/15/2019	335,000	378,797
		10,412,730
Energy - 2.8%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	324,743
Apache Corp.
3.625%, 02/01/2021	250,000	256,490
6.000%, 09/15/2013	75,000	75,786
BP Capital Markets PLC
1.375%, 11/06/2017	500,000	486,635
2.750%, 05/10/2023	250,000	231,009
5.250%, 11/07/2013	80,000	81,331
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	324,234
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	45,476
Chevron Corp.
4.950%, 03/03/2019	90,000	103,317
ConocoPhillips
5.750%, 02/01/2019	100,000	117,099
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	93,176
9.750%, 03/15/2019 (S)	95,000	122,468
Devon Financing Corp. ULC
7.875%, 09/30/2031	170,000	220,294
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	163,185
Encana Corp.
6.500%, 08/15/2034	270,000	297,015
Energy Transfer Partners LP
6.500%, 02/01/2042	50,000	53,372
6.700%, 07/01/2018	250,000	293,482
Ensco PLC
4.700%, 03/15/2021	360,000	382,036
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	264,169
6.875%, 03/01/2033	130,000	154,808
9.750%, 01/31/2014	60,000	63,031
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	318,540
Halliburton Company
6.150%, 09/15/2019	360,000	433,849
Hess Corp.
8.125%, 02/15/2019	280,000	350,839
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	120,000	128,659
6.375%, 03/01/2041	60,000	67,044
6.500%, 09/01/2039	180,000	201,558
9.000%, 02/01/2019	60,000	76,619

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Magellan Midstream Partners LP
6.550%, 07/15/2019	$180,000	$213,925
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	130,228
Nexen, Inc.
6.200%, 07/30/2019	120,000	141,098
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	50,602
7.375%, 03/15/2014	290,000	302,592
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	316,676
ONEOK Partners LP
6.650%, 10/01/2036	268,000	297,951
Pemex Project Funding Master Trust
6.625%, 06/15/2035	230,000	241,500
7.375%, 12/15/2014	260,000	281,775
Petro-Canada
5.950%, 05/15/2035	235,000	252,400
6.050%, 05/15/2018	125,000	144,770
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	334,635
Petrobras International Finance Company
5.375%, 01/27/2021	400,000	401,694
6.750%, 01/27/2041	80,000	79,996
8.375%, 12/10/2018	90,000	106,596
Petroleos Mexicanos
5.500%, 01/21/2021	320,000	340,800
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	78,163
Shell International Finance BV
6.375%, 12/15/2038	90,000	116,066
Southern Natural Gas Company
4.400%, 06/15/2021	250,000	261,030
Statoil ASA
1.800%, 11/23/2016	580,000	594,841
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	157,839
Talisman Energy, Inc.
3.750%, 02/01/2021	60,000	59,859
6.250%, 02/01/2038	110,000	118,247
7.750%, 06/01/2019	150,000	182,240
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	229,255
Tosco Corp.
8.125%, 02/15/2030	383,000	530,910
Total Capital SA
3.125%, 10/02/2015	40,000	41,871
4.125%, 01/28/2021	40,000	42,596
4.250%, 12/15/2021	60,000	64,153
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	462,161
Valero Energy Corp.
6.125%, 06/15/2017	345,000	396,225
7.500%, 04/15/2032	270,000	329,830
Weatherford International, Ltd.
5.500%, 02/15/2016	340,000	367,921
6.000%, 03/15/2018	185,000	207,676
Williams Partners LP
5.250%, 03/15/2020	400,000	429,700
		14,038,085
Financials - 7.9%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	186,896

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
African Development Bank
6.875%, 10/15/2015	$145,000	$161,538
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	325,000	374,515
American Express Company
2.650%, 12/02/2022	345,000	318,350
American Express Credit Corp.
2.800%, 09/19/2016	400,000	415,220
7.300%, 08/20/2013	100,000	100,913
American International Group, Inc.
5.450%, 05/18/2017	120,000	132,241
6.250%, 05/01/2036	430,000	496,854
Asian Development Bank
5.593%, 07/16/2018	590,000	697,179
Banco Bradesco SA
4.125%, 05/16/2016 (S)	200,000	206,000
Bank of America Corp.
5.000%, 05/13/2021	320,000	341,039
5.875%, 01/05/2021	350,000	393,740
6.500%, 08/01/2016	80,000	90,182
Bank of Nova Scotia
2.900%, 03/29/2016	580,000	605,209
Barclays Bank PLC
5.200%, 07/10/2014	170,000	177,333
6.750%, 05/22/2019	240,000	285,781
BB&T Corp.
5.200%, 12/23/2015	335,000	365,840
5.700%, 04/30/2014	300,000	312,256
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	64,039
5.400%, 05/15/2018	105,000	120,575
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	124,804
BNP Paribas
3.250%, 03/11/2015	600,000	619,390
Boston Properties LP
4.125%, 05/15/2021	300,000	307,887
BRE Properties, Inc.
5.200%, 03/15/2021	60,000	65,076
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	45,951
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	340,087
Capital One Financial Corp.
7.375%, 05/23/2014	110,000	116,248
Chubb Corp.
5.750%, 05/15/2018	275,000	319,939
Citigroup, Inc.
3.500%, 05/15/2023	250,000	224,397
5.875%, 05/29/2037 to 05/29/2037	530,000	547,885
8.500%, 05/22/2019	277,000	348,888
CNA Financial Corp.
7.350%, 11/15/2019	280,000	338,879
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
4.500%, 01/11/2021	500,000	527,205
Credit Suisse New York
5.500%, 05/01/2014	750,000	780,527
Credit Suisse USA, Inc.
4.875%, 01/15/2015	475,000	502,949
Deutsche Bank AG
3.250%, 01/11/2016	500,000	523,484
3.875%, 08/18/2014	560,000	578,869

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Discover Financial Services
5.200%, 04/27/2022	$120,000	$123,795
European Bank for Reconstruction &
Development
1.625%, 09/03/2015	70,000	71,616
European Investment Bank
2.375%, 03/14/2014	210,000	212,993
2.875%, 09/15/2020	200,000	200,903
4.625%, 10/20/2015 to 10/20/2015	1,894,000	1,989,812
4.875%, 01/17/2017	200,000	225,340
Fifth Third Bancorp
3.625%, 01/25/2016	250,000	263,882
5.450%, 01/15/2017	300,000	328,673
First Horizon National Corp.
5.375%, 12/15/2015	320,000	345,707
General Electric Capital Corp.
6.000%, 08/07/2019	250,000	290,108
6.750%, 03/15/2032	230,000	275,998
6.875%, 01/10/2039	585,000	721,636
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	170,000	182,764
HCP, Inc.
5.375%, 02/01/2021	250,000	271,062
Health Care REIT, Inc.
4.950%, 01/15/2021	320,000	340,335
Hospitality Properties Trust
7.875%, 08/15/2014	280,000	291,125
HSBC Holdings PLC
6.500%, 09/15/2037	660,000	734,381
ING Bank NV
3.000%, 09/01/2015 (S)	450,000	462,676
International American Development Bank
2.250%, 07/15/2015	830,000	860,273
7.000%, 06/15/2025	325,000	436,575
International Bank for Reconstruction &
Development
8.625%, 10/15/2016	100,000	123,670
International Finance Corp.
3.000%, 04/22/2014	610,000	622,896
Jefferies Group, Inc.
5.125%, 04/13/2018	330,000	344,851
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	519,933
JPMorgan Chase & Company
1.100%, 10/15/2015	290,000	288,191
4.350%, 08/15/2021	710,000	739,262
6.400%, 05/15/2038	125,000	146,764
Kemper Corp.
6.000%, 11/30/2015	120,000	130,435
KeyCorp
5.100%, 03/24/2021	250,000	278,008
KFW
4.375%, 03/15/2018	360,000	405,877
5.125%, 03/14/2016	780,000	870,517
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	72,497
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	85,319
Lincoln National Corp.
7.000%, 06/15/2040	150,000	186,612
Merrill Lynch & Company, Inc.
6.875%, 11/15/2018 to 11/15/2018	397,000	458,405
7.750%, 05/14/2038	480,000	549,526

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc.
6.750%, 06/01/2016	$150,000	$171,655
6.817%, 08/15/2018	190,000	230,064
Moody’s Corp.
5.500%, 09/01/2020	60,000	64,640
Morgan Stanley
4.100%, 05/22/2023	250,000	230,843
5.950%, 12/28/2017	435,000	482,491
6.625%, 04/01/2018	503,000	569,933
7.300%, 05/13/2019	110,000	127,726
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	249,294
Nomura Holdings, Inc.
4.125%, 01/19/2016	110,000	115,407
Northern Trust Corp.
3.450%, 11/04/2020	300,000	308,709
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	295,000	325,703
PartnerRe Finance A LLC
6.875%, 06/01/2018	250,000	294,536
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	66,010
Plum Creek Timberlands LP
4.700%, 03/15/2021	150,000	155,125
PNC Funding Corp.
4.250%, 09/21/2015	40,000	42,526
5.625%, 02/01/2017	310,000	343,838
6.700%, 06/10/2019	310,000	371,546
ProLogis LP
5.625%, 11/15/2016	185,000	206,599
Prudential Financial, Inc.
3.875%, 01/14/2015	140,000	145,840
4.750%, 09/17/2015 to 09/17/2015	395,000	420,132
5.375%, 06/21/2020	280,000	313,754
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	53,551
Royal Bank of Canada
2.100%, 07/29/2013	160,000	160,214
Senior Housing Properties Trust
4.300%, 01/15/2016	110,000	113,999
Simon Property Group LP
5.650%, 02/01/2020	330,000	376,887
5.875%, 03/01/2017	205,000	231,278
State Street Corp.
3.100%, 05/15/2023	250,000	234,022
SunTrust Banks, Inc.
6.000%, 09/11/2017	435,000	498,701
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	150,000	155,157
The Bear Stearns Companies LLC
7.250%, 02/01/2018	710,000	845,146
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	630,000	665,732
6.125%, 02/15/2033	375,000	410,498
6.150%, 04/01/2018	735,000	827,941
7.500%, 02/15/2019	240,000	284,906
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	369,086
6.250%, 06/20/2016	190,000	217,140
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	66,497

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	$230,000	$240,837
UBS AG
5.750%, 04/25/2018	185,000	213,713
Union Bank NA
5.950%, 05/11/2016	250,000	280,160
US Bancorp
2.450%, 07/27/2015	280,000	288,410
Ventas Realty LP
3.125%, 11/30/2015	150,000	156,949
4.750%, 06/01/2021	60,000	63,003
Vornado Realty LP
4.250%, 04/01/2015	290,000	301,881
Wells Fargo & Company
3.450%, 02/13/2023	250,000	238,616
5.000%, 11/15/2014	105,000	110,703
5.625%, 12/11/2017	185,000	210,219
Westpac Banking Corp.
3.000%, 12/09/2015	450,000	470,823
Willis North America, Inc.
7.000%, 09/29/2019	50,000	57,401
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	114,521
		40,104,944
Health Care - 1.7%
AbbVie, Inc.
2.900%, 11/06/2022 (S)	500,000	467,290
Aetna, Inc.
3.950%, 09/01/2020	290,000	298,273
6.000%, 06/15/2016	105,000	118,780
Agilent Technologies Inc
3.875%, 07/15/2023	250,000	241,292
Amgen, Inc.
5.150%, 11/15/2041	100,000	99,699
5.700%, 02/01/2019	450,000	516,421
5.750%, 03/15/2040	40,000	42,972
AstraZeneca PLC
5.900%, 09/15/2017	340,000	394,924
Baxter International, Inc.
5.900%, 09/01/2016	315,000	358,994
Becton, Dickinson and Company
3.250%, 11/12/2020	300,000	303,216
Bristol-Myers Squibb Company
6.800%, 11/15/2026	195,000	248,855
Cigna Corp.
4.000%, 02/15/2022	280,000	287,303
Covidien International Finance SA
6.000%, 10/15/2017	360,000	417,036
Eli Lilly & Company
7.125%, 06/01/2025	250,000	326,062
Gilead Sciences, Inc.
4.500%, 04/01/2021	330,000	357,424
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	108,245
6.375%, 05/15/2038	210,000	256,660
Howard Hughes Medical Institute
3.450%, 09/01/2014	310,000	320,249
Johnson & Johnson
2.150%, 05/15/2016	320,000	331,297
5.850%, 07/15/2038	285,000	350,810
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	291,863

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Life Technologies Corp.
5.000%, 01/15/2021	$310,000	$329,456
McKesson Corp.
4.750%, 03/01/2021	150,000	164,764
Medtronic, Inc.
5.600%, 03/15/2019	165,000	189,448
Mylan, Inc.
2.600%, 06/24/2018 (S)	250,000	246,366
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	92,037
Perrigo Company
2.950%, 05/15/2023	250,000	230,974
Pharmacia Corp.
6.500%, 12/01/2018	335,000	405,227
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	32,745
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	46,265
4.875%, 03/15/2015	12,000	12,814
5.800%, 03/15/2036	300,000	337,162
WellPoint, Inc.
6.375%, 06/15/2037	345,000	401,722
		8,626,645
Industrials - 1.6%
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	250,000	277,469
7.000%, 02/01/2014	390,000	403,934
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	312,818
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	380,000	393,430
Caterpillar, Inc.
7.900%, 12/15/2018	95,000	122,491
CSX Corp.
3.700%, 10/30/2020	270,000	279,000
6.250%, 04/01/2015	415,000	453,348
7.375%, 02/01/2019	105,000	129,455
Emerson Electric Company
4.875%, 10/15/2019	250,000	284,926
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	60,000	66,318
FedEx Corp.
3.875%, 08/01/2042	420,000	358,847
8.000%, 01/15/2019	50,000	63,180
Fluor Corp.
3.375%, 09/15/2021	320,000	318,612
GATX Corp.
4.750%, 05/15/2015	170,000	178,782
Honeywell International, Inc.
3.875%, 02/15/2014	310,000	316,536
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	340,000	402,562
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	250,000	312,714
L-3 Communications Corp.
4.750%, 07/15/2020	150,000	157,251
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	239,509
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	151,250
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	198,990

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Snap-On, Inc.
6.125%, 09/01/2021	$310,000	$361,198
The Boeing Company
8.750%, 09/15/2031	90,000	130,567
Tyco Electronics Group SA
6.550%, 10/01/2017	500,000	578,619
Union Pacific Corp.
4.000%, 02/01/2021	280,000	299,914
6.625%, 02/01/2029	285,000	357,428
United Technologies Corp.
5.375%, 12/15/2017	100,000	114,663
6.125%, 02/01/2019	245,000	290,531
Waste Management, Inc.
6.125%, 11/30/2039	50,000	57,150
7.375%, 03/11/2019	315,000	379,775
		7,991,267
Information Technology - 1.2%
Apple, Inc.
2.400%, 05/03/2023	800,000	741,494
Cisco Systems, Inc.
3.150%, 03/14/2017	360,000	379,936
5.900%, 02/15/2039	80,000	95,012
Dell, Inc.
5.875%, 06/15/2019	150,000	151,899
eBay, Inc.
3.250%, 10/15/2020	250,000	254,641
Google, Inc.
3.625%, 05/19/2021	320,000	334,260
Hewlett-Packard Company
2.125%, 09/13/2015	290,000	293,466
3.750%, 12/01/2020	300,000	290,250
4.750%, 06/02/2014	340,000	350,624
IBM Corp.
2.000%, 01/05/2016	330,000	338,479
4.000%, 06/20/2042	210,000	197,303
5.600%, 11/30/2039	21,000	24,191
6.500%, 10/15/2013	140,000	142,436
Intel Corp.
2.700%, 12/15/2022	690,000	644,013
Microsoft Corp.
2.950%, 06/01/2014	410,000	419,884
Motorola Solutions, Inc.
6.000%, 11/15/2017	170,000	192,648
Oracle Corp.
5.750%, 04/15/2018	435,000	506,001
SAIC, Inc.
4.450%, 12/01/2020	300,000	310,498
The Western Union Company
3.650%, 08/22/2018	100,000	102,586
Xerox Corp.
6.750%, 12/15/2039	60,000	67,925
XLIT, Ltd.
5.750%, 10/01/2021	310,000	350,650
		6,188,196
Materials - 1.1%
Agrium, Inc.
6.750%, 01/15/2019	350,000	413,111
Alcoa, Inc.
6.750%, 07/15/2018	345,000	374,422
Barrick North America Finance LLC
4.400%, 05/30/2021	250,000	223,408

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
BHP Billiton Finance USA, Ltd.
6.500%, 04/01/2019	$300,000	$359,017
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021 (L)	330,000	298,941
CRH America, Inc.
8.125%, 07/15/2018	220,000	267,589
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	187,340
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	208,369
POSCO
4.250%, 10/28/2020 (S)	100,000	98,538
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	165,095
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	308,096
Praxair, Inc.
2.450%, 02/15/2022	240,000	226,088
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	110,622
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	248,948
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	250,000	244,280
6.500%, 07/15/2018	70,000	82,801
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	70,285
6.250%, 07/15/2041	270,000	256,022
The Dow Chemical Company
4.375%, 11/15/2042	590,000	522,761
5.700%, 05/15/2018	170,000	193,764
9.400%, 05/15/2039	130,000	190,426
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	353,590
		5,403,513
Telecommunication Services - 1.2%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	460,433
5.000%, 03/30/2020	61,000	65,443
American Tower Corp.
4.500%, 01/15/2018	310,000	330,505
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	66,909
AT&T, Inc.
3.000%, 02/15/2022	500,000	480,243
4.300%, 12/15/2042	20,000	17,437
5.625%, 06/15/2016	480,000	536,929
6.300%, 01/15/2038	400,000	445,120
BellSouth Corp.
6.875%, 10/15/2031	200,000	226,944
British Telecommunications PLC
9.625%, 12/15/2030	190,000	286,240
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	202,687
Telecom Italia Capital SA
7.721%, 06/04/2038	310,000	314,837
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	252,728
Telefonica Europe BV
8.250%, 09/15/2030	350,000	419,765
Verizon Communications, Inc.
4.600%, 04/01/2021	650,000	704,267
6.900%, 04/15/2038	190,000	233,775

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Wireless Capital LLC
7.375%, 11/15/2013	$100,000	$102,383
8.500%, 11/15/2018	250,000	324,578
Vodafone Group PLC
4.375%, 03/16/2021	110,000	115,416
5.375%, 01/30/2015	190,000	202,497
5.450%, 06/10/2019	320,000	362,874
		6,152,010
Utilities - 1.8%
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	268,362
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	366,667
Constellation Energy Group, Inc.
5.150%, 12/01/2020	310,000	339,827
Dominion Resources, Inc.
5.200%, 08/15/2019	110,000	124,935
DTE Energy Company
6.350%, 06/01/2016	230,000	262,506
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	235,025
7.000%, 11/15/2018	290,000	358,913
Entergy Corp.
5.125%, 09/15/2020	310,000	324,975
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	59,610
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	174,198
Florida Power & Light Company
5.650%, 02/01/2037	290,000	336,756
Georgia Power Company
5.950%, 02/01/2039	335,000	387,041
Hydro Quebec
8.400%, 01/15/2022	250,000	339,565
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	208,498
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	295,000	342,022
NiSource Finance Corp.
6.800%, 01/15/2019	380,000	449,478
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	254,852
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	62,472
6.050%, 03/01/2034	260,000	303,409
6.250%, 12/01/2013	135,000	138,099
PacifiCorp
6.000%, 01/15/2039	335,000	400,486
Peco Energy Company
5.000%, 10/01/2014	300,000	315,574
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	329,712
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	236,722
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	60,000	65,766
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	323,749
7.050%, 03/15/2019	50,000	60,560
Public Service Electric & Gas Company
6.330%, 11/01/2013	120,000	122,344

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
San Diego Gas & Electric Company
6.125%, 09/15/2037	$202,000	$252,508
Southern California Edison Company
5.350%, 07/15/2035	130,000	146,126
Southern Company
2.375%, 09/15/2015	500,000	514,938
Southwestern Public Service Company
8.750%, 12/01/2018	255,000	328,150
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	50,644
8.875%, 11/15/2038	190,000	300,519
Wisconsin Electric Power Company
6.000%, 04/01/2014	260,000	270,338
		9,055,346
TOTAL CORPORATE BONDS (Cost $110,379,761)	$117,916,554

MUNICIPAL BONDS - 0.9%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	63,290
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	177,554
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	68,645
Metropolitan Washington Airports Authority
(District of Columbia)
7.462%, 10/01/2046	40,000	46,564
New Jersey State Turnpike Authority
7.102%, 01/01/2041	90,000	116,267
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	377,903
New York State Urban Development Corp.
5.770%, 03/15/2039	300,000	325,176
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	68,447
State of California
7.300%, 10/01/2039	400,000	519,528
7.500%, 04/01/2034	80,000	104,280
State of Illinois, GO
5.100%, 06/01/2033	115,000	108,443
7.350%, 07/01/2035	280,000	309,714
State of Texas
5.517%, 04/01/2039	260,000	300,066
State of Utah
3.539%, 07/01/2025	390,000	396,731
4.554%, 07/01/2024	260,000	285,308
State of Washington
5.481%, 08/01/2039	260,000	292,024
Texas Transportation Commission
5.178%, 04/01/2030	310,000	351,413
University of California
5.770%, 05/15/2043	320,000	352,157
TOTAL MUNICIPAL BONDS (Cost $3,853,607)	$4,263,510

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.5%
Commercial & Residential - 2.5%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3
5.390%, 09/10/2047	880,000	903,320
Series 2006-1, Class AM
5.421%, 09/10/2045 (P)	200,000	214,815

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage, Inc. (continued)
Series 2006-4, Class A4
5.634%, 07/10/2046	$790,000	$866,806
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR3, Class A4
4.715%, 02/11/2041	403,590	407,949
Series 2005-T20, Class A3
5.296%, 10/12/2042 (P)	286,859	289,223
Series 2006-PW11, Class AM
5.611%, 03/11/2039 (P)	200,000	214,941
Series 2006-PW12, Class A4
5.902%, 09/11/2038 (P)	935,000	1,032,022
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.484%, 01/15/2046 (P)	170,000	183,724
Series 2006-CD2, Class AM
5.531%, 01/15/2046 (P)	200,000	213,880
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	207,179	210,366
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	349,852	354,837
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CB8, Class A4
4.404%, 01/12/2039	383,968	389,765
Series 2005-LDP4, Class A4
4.918%, 10/15/2042 (P)	150,000	160,384
Series 2005-LDP5, Class A4
5.367%, 12/15/2044 (P)	1,695,000	1,828,959
Series 2006-LDP8, Class AM
5.440%, 05/15/2045	485,000	529,127
Series 2006-LDP8, Class A3B
5.447%, 05/15/2045	205,000	209,392
Series 2005-CB13, Class A3A1
5.472%, 01/12/2043 (P)	80,000	81,607
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.081%, 07/15/2044 (P)	180,000	203,603
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.690%, 02/12/2051	900,000	1,017,114
Series 2006-C1, Class AM
5.872%, 05/12/2039 (P)	800,000	869,555
Morgan Stanley Capital I
Series 2011, Class C10
5.033%, 09/15/2047 (P)(S)	190,000	210,105
Series 2006-T23, Class A2
5.918%, 08/12/2041 (P)	22,540	22,570
Morgan Stanley Capital I Trust,
Series 2007-T27, Class A4
5.816%, 06/11/2042 (P)	630,000	712,132
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4
5.083%, 03/15/2042 (P)	1,050,000	1,105,673
Series 2004-C11, Class A5
5.215%, 01/15/2041 (P)	480,915	494,423
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,521,644)	$12,726,292

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES - 0.1%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	$250,000	$264,198
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Class A3
0.850%, 08/22/2016	380,000	380,869
TOTAL ASSET BACKED SECURITIES (Cost $667,024)	$645,067

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	18,588	186,016
TOTAL SECURITIES LENDING
COLLATERAL (Cost $186,030)	$186,016

SHORT-TERM INVESTMENTS - 8.8%
Money Market Funds - 8.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	44,697,386	44,697,386
TOTAL SHORT-TERM INVESTMENTS (Cost $44,697,386)	$44,697,386
Total Investments (Total Bond Market Trust B)
(Cost $527,950,528) - 108.0%	$549,096,632
Other assets and liabilities, net - (8.0%)		(40,596,169)
TOTAL NET ASSETS - 100.0%		$508,500,463

Total Return Trust
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 89.2%
U.S. Government - 34.2%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 07/15/2022	$32,589,227	$31,901,244
0.625%, 07/15/2021 to 02/15/2043	7,290,881	7,184,680
0.750%, 02/15/2042	61,334,956	53,830,992
1.125%, 01/15/2021	5,846,610	6,244,910
1.250%, 07/15/2020	12,475,476	13,533,945
1.750%, 01/15/2028	24,197,782	27,052,370
1.875%, 07/15/2019	762,356	858,782
2.000%, 01/15/2026	11,950,422	13,774,726
2.125%, 02/15/2040	10,973,874	13,298,108
2.375%, 01/15/2025	12,459,865	14,818,480
2.375%, 01/15/2027 (D)	21,908,900	26,306,082
2.500%, 01/15/2029 (D)	20,253,783	24,920,072
3.625%, 04/15/2028	8,482,607	11,749,072
3.875%, 04/15/2029 (F)	7,355,556	10,577,635
U.S. Treasury Notes
0.250%, 04/15/2016	73,000,000	72,287,082
0.625%, 04/30/2018	144,200,000	139,288,260
0.750%, 10/31/2017 to 03/31/2018	401,900,000	392,468,894
0.875%, 07/31/2019	35,500,000	33,791,563
1.000%, 06/30/2019 to 11/30/2019	53,600,000	51,358,371
1.000%, 09/30/2019 (D)	68,500,000	65,465,656
1.125%, 05/31/2019 to 04/30/2020	36,900,000	35,442,372
1.250%, 10/31/2019 to 02/29/2020	18,800,000	18,097,400
1.375%, 01/31/2020 to 05/31/2020	2,100,000	2,028,821
1.500%, 08/31/2018 (D)(F)	71,200,000	71,378,000
		1,137,657,517

Total Return Trust (continued)
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 55.0%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	$1,100,000	$1,064,446
1.000%, 03/08/2017 to 09/29/2017	49,000,000	48,595,453
1.250%, 05/12/2017 to 10/02/2019	29,600,000	28,248,433
1.750%, 05/30/2019	2,100,000	2,067,362
2.375%, 01/13/2022	4,800,000	4,661,870
2.647%, 06/01/2034 (P)	179,077	190,777
2.693%, 01/01/2029 (P)	120,904	127,663
3.750%, 03/27/2019	2,000,000	2,198,482
4.000%, TBA (C)	16,000,000	16,629,687
4.000%, 09/01/2035 to 11/01/2041	25,621,010	26,660,230
4.500%, TBA (C)	14,000,000	14,737,188
4.500%, 10/01/2025 to 10/01/2041	13,763,588	14,511,350
5.000%, 02/16/2017	1,400,000	1,593,470
5.500%, 08/23/2017 to 07/01/2038	1,668,790	1,822,809
6.000%, 03/01/2016 to 08/01/2038	994,981	1,079,998
Federal National Mortgage Association
0.875%, 08/28/2017 to 05/21/2018	11,200,000	10,900,687
1.125%, 04/27/2017	6,200,000	6,177,686
1.250%, 01/30/2017	5,300,000	5,330,915
1.374%, 06/01/2043 (P)	909,732	917,533
1.574%, 10/01/2040 (P)	150,317	151,787
2.244%, 09/01/2035 (P)	2,867,460	3,022,944
2.310%, 08/01/2022	700,000	669,283
2.500%, TBA (C)	14,000,000	14,067,812
2.590%, 07/01/2022	11,811,248	11,476,761
2.640%, 06/01/2022	6,300,000	6,120,029
2.870%, 09/01/2027	1,600,000	1,445,624
2.940%, 07/01/2022	2,622,284	2,618,302
3.000%, TBA (C)	99,000,000	98,538,517
3.000%, 04/01/2022 to 03/01/2028	1,797,243	1,857,179
3.156%, 05/01/2022	9,630,971	9,778,994
3.330%, 11/01/2021	389,417	401,993
3.500%, TBA (C)	11,000,000	11,458,906
3.500%, 09/01/2020 to 01/01/2026	941,943	982,411
3.854%, 05/01/2036 (P)	1,571,398	1,703,296
4.000%, TBA (C)	325,500,000	339,107,751
4.000%, 07/01/2019 to 03/01/2042	32,782,913	34,285,967
4.500%, TBA (C)	93,000,000	98,320,545
4.500%, 04/01/2018 to 09/01/2042	245,585,594	260,084,550
4.829%, 09/01/2035 (P)	115,553	120,950
5.000%, TBA (C)	88,500,000	95,243,713
5.000%, 02/13/2017 to 07/01/2041	69,325,802	74,959,786
5.057%, 05/01/2035 (P)	216,117	226,479
5.375%, 06/12/2017	1,600,000	1,851,763
5.500%, TBA (C)	151,500,000	164,518,985
5.500%, 03/01/2021 to 09/01/2041	69,491,376	75,506,987
6.000%, 12/01/2016 to 05/01/2041	70,077,222	76,234,260
6.500%, 03/01/2036 to 11/01/2037	33,247	37,169
Government National
Mortgage Association
1.625%, 02/20/2024 to 02/20/2032 (P)	866,349	901,189
1.750%, 09/20/2021 to 05/20/2030 (P)	363,724	374,981
3.000%, TBA (C)	77,000,000	76,091,639
3.000%, 09/15/2042 to 06/15/2043	80,001,856	79,204,959
3.500%, TBA (C)	8,000,000	8,203,125
3.500%, 01/15/2041 to 06/15/2043	47,000,021	48,265,982
5.000%, 01/15/2035 to 11/15/2039	41,579,610	44,849,995
Small Business Administration
4.504%, 02/01/2014	68,454	69,635
4.880%, 11/01/2024	65,586	71,464
5.130%, 09/01/2023	116,844	126,609

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Small Business Administration (continued)
5.520%, 06/01/2024	$2,019,812		$2,240,588
			1,832,708,948
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $3,029,167,911)		$2,970,366,465

FOREIGN GOVERNMENT
OBLIGATIONS - 4.2%
Canada - 3.3%
Province of British Columbia
4.300%, 06/18/2042	CAD	400,000	409,368
Province of Ontario
1.600%, 09/21/2016	$100,000		101,451
1.650%, 09/27/2019		7,500,000	7,160,078
2.850%, 06/02/2023	CAD	1,700,000	1,550,545
3.000%, 07/16/2018	$1,800,000		1,888,724
3.150%, 06/02/2022	CAD	10,400,000	9,848,900
4.000%, 06/02/2021		2,900,000	2,945,498
4.200%, 06/02/2020		29,300,000	30,238,313
4.300%, 03/08/2017		1,400,000	1,440,934
4.400%, 04/14/2020	$1,100,000		1,218,884
4.600%, 06/02/2039	CAD	1,800,000	1,892,422
4.700%, 06/02/2037		36,400,000	38,677,726
Province of Quebec
2.750%, 08/25/2021	$1,200,000		1,177,990
3.000%, 09/01/2023	CAD	200,000	183,339
3.500%, 07/29/2020	$600,000		630,966
3.500%, 12/01/2022	CAD	700,000	675,619
4.250%, 12/01/2021		5,000,000	5,141,818
4.500%, 12/01/2017 to 12/01/2020		3,500,000	3,660,263
			108,842,838
France - 0.2%
Societe Financement de l’Economie
Francaise
3.375%, 05/05/2014 (S)	$4,900,000		5,020,540
Mexico - 0.2%
Government of Mexico
6.000%, 06/18/2015	MXN	34,700,000	2,758,732
6.250%, 06/16/2016		26,700,000	2,160,546
Bond10.000%, maturing at 12/05/2024		5,100,000	530,686
			5,449,964
Panama - 0.0%
Republic of Panama
7.250%, 03/15/2015	$700,000		764,750
South Korea - 0.5%
Export-Import Bank of Korea
4.125%, 09/09/2015		6,400,000	6,724,320
Korea Development Bank
4.375%, 08/10/2015		9,900,000	10,423,918
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,157,544
			18,305,782
Spain - 0.0%
Autonomous Community of Valencia
Spain
4.375%, 07/16/2015	EUR	100,000	128,082
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $137,092,318)		$138,511,956

Total Return Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS - 10.6%
Consumer Discretionary - 1.3%
Banque PSA Finance SA
2.173%, 04/04/2014 (P)(S)	$5,400,000		$5,352,831
Daimler Finance North America LLC
0.886%, 03/28/2014 (P)(S)		1,750,000	1,755,061
1.472%, 09/13/2013 (P)(S)		2,500,000	2,504,688
Ford Motor Credit Company LLC
7.000%, 04/15/2015		800,000	867,289
8.000%, 06/01/2014 to 12/15/2016		1,200,000	1,393,771
8.700%, 10/01/2014		500,000	542,646
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	28,804,927
			41,221,213
Energy - 0.9%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,200,000	1,413,000
Cameron International Corp.
1.205%, 06/02/2014 (P)		3,500,000	3,515,491
Gazprom OAO
6.212%, 11/22/2016 (S)		3,730,000	4,035,860
10.500%, 03/08/2014		900,000	952,695
Novatek OAO
5.326%, 02/03/2016 (S)		1,100,000	1,152,250
Petrobras International Finance Company
3.875%, 01/27/2016		9,100,000	9,361,097
5.875%, 03/01/2018		10,000,000	10,758,270
			31,188,663
Financials - 7.6%
Ally Financial, Inc.
3.475%, 02/11/2014 (P)		600,000	602,334
4.625%, 06/26/2015		4,100,000	4,202,143
6.750%, 12/01/2014		2,000,000	2,102,500
8.300%, 02/12/2015		2,600,000	2,801,500
American International Group, Inc.
4.900%, 06/02/2014	CAD	6,100,000	5,954,469
5.050%, 10/01/2015	$800,000		867,092
5.450%, 05/18/2017		400,000	440,805
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,900,000	3,910,358
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		4,700,000	4,739,480
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	1,100,000	1,478,492
Banco Santander Brasil SA
4.500%, 04/06/2015 (S)	$600,000		603,000
Bank of America Corp.
6.500%, 08/01/2016		15,700,000	17,698,233
Bank of America NA
6.000%, 10/15/2036		1,400,000	1,558,194
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,251,356
Bank of Montreal
1.950%, 01/30/2017 (S)		1,400,000	1,430,668
2.850%, 06/09/2015 (S)		1,000,000	1,041,179
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		2,400,000	2,446,217
Barclays Bank PLC
2.375%, 01/13/2014		1,400,000	1,411,600
5.200%, 07/10/2014		2,200,000	2,294,899
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		1,400,000	1,452,500

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BBVA Bancomer SA (continued)
6.500%, 03/10/2021 (S)	$2,900,000		$3,045,000
BNP Paribas SA
1.179%, 01/10/2014 (P)		9,300,000	9,325,584
BPCE SA
2.375%, 10/04/2013 (S)		900,000	903,960
CIT Group, Inc.
5.250%, 04/01/2014 (S)		1,000,000	1,015,000
Citigroup, Inc.
0.544%, 06/09/2016 (P)		9,600,000	9,263,338
1.525%, 11/08/2013 (P)		5,100,000	5,108,619
2.275%, 08/13/2013 (P)		2,700,000	2,705,800
4.875%, 05/07/2015		2,500,000	2,637,000
5.850%, 07/02/2013		1,000,000	1,000,000
6.125%, 08/25/2036		3,200,000	3,135,802
Credit Suisse New York
2.200%, 01/14/2014		2,200,000	2,218,977
Dexia Credit Local SA
0.756%, 04/29/2014 (P)(S)		10,800,000	10,817,701
1.700%, 09/06/2013		7,300,000	7,314,182
2.750%, 04/29/2014		3,500,000	3,558,765
2.750%, 04/29/2014 (S)		1,000,000	1,016,790
Fifth Third Bancorp
0.692%, 12/20/2016 (P)		1,200,000	1,177,747
8.250%, 03/01/2038		16,000,000	20,307,408
HSBC Bank PLC
2.000%, 01/19/2014 (S)		2,300,000	2,319,762
ING Bank NV
2.000%, 10/18/2013 (S)		1,200,000	1,204,526
International Lease Finance Corp.
5.750%, 05/15/2016		800,000	821,991
6.750%, 09/01/2016 (S)		2,100,000	2,268,000
Intesa Sanpaolo SpA
2.674%, 02/24/2014 (P)(S)		5,300,000	5,319,472
JPMorgan Chase & Company
0.471%, 09/26/2013 (P)	EUR	500,000	651,118
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month
LIBOR + 6.921%)
12/17/2021 (Q)(S)	$700,000		712,861
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		14,600,000	19,446,558
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		4,300,000	4,853,913
6.875%, 04/25/2018		4,100,000	4,717,148
Murray Street Investment Trust I
4.647%, 03/09/2017		6,800,000	7,197,392
National Bank of Canada
2.200%, 10/19/2016 (S)		400,000	413,050
Nationwide Building Society
6.250%, 02/25/2020 (S)		5,000,000	5,571,540
Nordea Bank AB
2.125%, 01/14/2014 (S)		1,000,000	1,008,988
Pricoa Global Funding I
0.476%, 09/27/2013 (P)(S)		3,300,000	3,300,729
Principal Life Income Funding Trusts
5.550%, 04/27/2015		4,300,000	4,665,276
Santander US Debt SAU
2.991%, 10/07/2013 (S)		9,500,000	9,554,169
SLM Corp.
5.375%, 05/15/2014		1,300,000	1,326,000

Total Return Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp. (continued)
6.250%, 01/25/2016	$7,400,000	$7,844,000
State Bank of India
4.500%, 07/27/2015 (S)	2,900,000	3,022,134
Stone Street Trust
5.902%, 12/15/2015 (S)	7,500,000	8,056,613
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)	2,100,000	2,114,692
The Bear Stearns Companies LLC
7.250%, 02/01/2018	11,600,000	13,808,025
Vnesheconombank
5.450%, 11/22/2017 (S)	1,100,000	1,144,000
		254,180,649
Health Care - 0.2%
AbbVie, Inc.
1.033%, 11/06/2015 (P)(S)	5,700,000	5,754,481
Industrials - 0.1%
Noble Group, Ltd.
6.750%, 01/29/2020	1,900,000	1,928,500
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	1,045,000	1,055,450
		2,983,950
Materials - 0.5%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	1,200,000	1,170,000
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)	5,000,000	5,050,000
CSN Resources SA
6.500%, 07/21/2020 (S)	4,300,000	4,187,125
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)	2,800,000	2,954,000
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	900,000	886,500
Rohm & Haas Company
6.000%, 09/15/2017	2,100,000	2,393,840
		16,641,465
Telecommunication Services - 0.0%
Qtel International Finance, Ltd.
3.375%, 10/14/2016 (S)	200,000	208,080
Utilities - 0.0%
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)	200,000	211,051
TOTAL CORPORATE BONDS (Cost $328,203,620)	$352,389,552

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)	4,700,000	4,841,000
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $4,819,286)	$4,841,000

MUNICIPAL BONDS - 4.0%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	2,700,000	3,453,219
Bay Area Toll Authority (California)
7.043%, 04/01/2050	4,200,000	5,403,720

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	$1,100,000	$1,193,269
California State University
6.484%, 11/01/2041	2,000,000	2,105,560
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,300,000	1,412,372
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	200,000	221,620
6.899%, 12/01/2040	3,400,000	3,973,614
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	400,000	443,240
6.899%, 12/01/2040	3,300,000	3,794,769
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,075,520
City of North Las Vegas (Nevada)
6.572%, 06/01/2040	11,600,000	12,270,364
County of Clark (Nevada)
6.820%, 07/01/2045	2,200,000	2,870,296
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	3,026,106
Iowa Tobacco Settlement Authority,
Series A
6.500%, 06/01/2023	310,000	290,089
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033	500,000	603,320
7.618%, 08/01/2040	800,000	979,616
Los Angeles Unified School
District (California)
4.500%, 07/01/2022	6,200,000	6,740,578
6.758%, 07/01/2034	3,300,000	4,063,851
New Jersey State Turnpike Authority
7.414%, 01/01/2040	12,000,000	16,030,800
New York City Municipal Water Finance
Authority (New York)
5.882%, 06/15/2044	5,100,000	5,902,689
6.011%, 06/15/2042	1,000,000	1,184,880
6.282%, 06/15/2042	5,100,000	5,883,615
New York State Dormitory Authority
5.000%, 03/15/2031	1,000,000	1,082,850
New York State Thruway Authority
5.000%, 01/01/2042	9,100,000	9,451,260
New York State Urban Development Corp.
5.000%, 03/15/2027	2,295,000	2,535,654
North Carolina Turnpike Authority
6.700%, 01/01/2039	3,000,000	3,422,340
Public Power Generation Agency
(Nebraska)
7.242%, 01/01/2041	500,000	555,690
State of California
7.500%, 04/01/2034	1,300,000	1,694,550
7.550%, 04/01/2039	1,300,000	1,739,881
7.600%, 11/01/2040	2,600,000	3,509,610
State of Iowa
6.750%, 06/01/2034	6,400,000	7,356,416
State of Washington - Series C
5.000%, 06/01/2041	7,800,000	8,265,270
State of Wisconsin
5.050%, 05/01/2018	200,000	220,618

Total Return Trust (continued)
		Shares or Principal Amount	Value

MUNICIPAL BONDS (continued)
Tobacco Settlement Financing Corp.
(Rhode Island)
6.250%, 06/01/2042	$500,000		$495,000
University of California
6.398%, 05/15/2031		500,000	571,575
6.548%, 05/15/2048		7,300,000	8,792,266
TOTAL MUNICIPAL BONDS (Cost $116,442,047)		$132,616,087

TERM LOANS (M) - 0.1%
Financials - 0.1%
Springleaf Finance Funding Company
5.500%, 05/10/2017		3,853,052	3,854,258
TOTAL TERM LOANS (Cost $3,839,545)		$3,854,258

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.0%
Commercial & Residential - 4.3%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.416%, 02/25/2045 (P)		653,653	648,738
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.603%, 05/16/2047 (P)(S)	EUR	4,660,623	6,157,471
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.493%, 11/15/2015 (P)(S)	$2,413,042		2,414,714
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.639%, 05/25/2035 (P)		1,004,162	1,005,961
Series 2004-A, Class 1A3,
5.645%, 09/20/2034 (P)		144,940	146,210
Bank of America Mortgage
Securities Trust, Series 2004-2,
Class 5A1
6.500%, 10/25/2031		8,730	9,220
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		3,014,975	2,748,551
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		7,244,287	7,321,438
Series 2011-RR5, Class 12A1,
5.340%, 03/26/2037 (P)(S)		581,725	533,486
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		9,271,461	9,137,730
Series 2004-6, Class 1A1,
2.772%, 09/25/2034 (P)		78,940	67,329
Series 2004-3, Class 1A2,
2.917%, 07/25/2034 (P)		45,811	44,485
Series 2002-11, Class 1A2,
2.959%, 02/25/2033 (P)		118,972	105,009
Series 2003-8, Class 2A1,
3.071%, 01/25/2034 (P)		555,998	551,946
Series 2004-7, Class 1A1,
3.115%, 10/25/2034 (P)		59,764	49,309
Series 2004-9, Class 22A1,
3.458%, 11/25/2034 (P)		648,968	653,827
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.353%, 02/25/2034 (P)		1,583,955	1,539,913

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Alt-A Trust (continued)
Series 2005-4, Class 23A1,
2.709%, 05/25/2035 (P)	$2,179,122		$1,990,848
Series 2005-7, Class 22A1,
2.864%, 09/25/2035 (P)		1,240,201	1,016,327
Series 2004-9, Class 2A1,
2.972%, 09/25/2034 (P)		89,810	76,842
Bear Stearns Commercial Mortgage
Securities, Series 2007-PW18, Class A4
5.700%, 06/11/2050		4,200,000	4,768,714
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)		8,561,183	8,373,436
Series 2005-11, Class A2A,
2.570%, 10/25/2035 (P)		397,543	381,190
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.393%, 06/25/2037 (P)		10,235,071	8,022,894
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033		23,294	24,651
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-3, Class 1A2,
0.483%, 04/25/2035 (P)		313,400	265,039
Series 2004-HYB9, Class 1A1,
2.740%, 02/20/2035 (P)		2,924,697	2,732,369
Series 2005-HYB9, Class 3A2A,
2.783%, 02/20/2036 (P)		446,502	382,731
Series 2004-22, Class A3,
2.915%, 11/25/2034 (P)		1,753,690	1,613,013
Series 2004-12, Class 11A2,
2.963%, 08/25/2034 (P)		52,962	47,141
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (P)(S)		130,360	134,987
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1
2.792%, 09/25/2034 (P)		166,067	165,723
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5, Class A4
5.695%, 09/15/2040 (P)		11,200,000	12,503,355
CSMC, Series 2010-18, Class R
2.604%, 04/26/2038 (S)		2,100,000	2,030,223
European Loan Conduit, Series 25X,
Class A
0.353%, 05/15/2019 (P)	EUR	203,875	256,085
First Nationwide Trust, Series 2001-3,
Class 1A1
6.750%, 08/21/2031	$2,269		2,341
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
3.610%, 11/19/2035 (P)		478,654	438,406
Greenpoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A1A
0.273%, 01/25/2047 (P)		150	150
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		300,000	312,949
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,600,000	1,768,278

Total Return Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, 03/06/2020 (P)(S)	$1,116,313		$1,118,941
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.083%, 11/25/2035 (P)		1,445,529	1,405,655
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.412%, 05/19/2035 (P)		439,696	360,975
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.561%, 10/15/2054 (P)(S)	EUR	2,379,390	3,119,592
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.463%, 10/25/2035 (P)	$6,916,272		5,761,088
Impac CMB Trust, Series 2004-6,
Class 1A2
0.973%, 10/25/2034 (P)		10,780,802	10,251,109
IndyMac ARM Trust, Series 2001-H2,
Class A2
1.820%, 01/25/2032 (P)		6,591	6,117
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		5,000,000	5,259,375
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		500,000	553,497
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		1,200,000	1,352,929
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
4.480%, 02/25/2035 (P)		318,780	318,614
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		198,163	180,020
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.673%, 06/15/2030 (P)		1,119,754	1,094,073
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.403%, 02/25/2036 (P)		933,353	806,169
Series 2005-3, Class 5A,
0.443%, 11/25/2035 (P)		834,975	772,175
Series 2005-A6, Class 2A3,
0.573%, 08/25/2035 (P)		3,200,000	2,726,410
Series 2005-2, Class 3A,
1.193%, 10/25/2035 (P)		451,850	444,567
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)		1,300,000	1,438,130
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A2FX
5.610%, 04/15/2049		1,697,333	1,723,385
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A
5.982%, 08/12/2045 (P)(S)		1,300,000	1,455,207
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)		191,469	205,954
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.593%, 02/25/2019 (P)		6,034	5,924

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Prime Mortgage Trust (continued)
Series 2004-CL1, Class 1A2,
0.593%, 02/25/2034 (P)	$205,869	$199,450
RBSSP Resecuritization Trust
Series 2011-4, Class 6A1,
0.433%, 06/27/2036 (P)(S)	3,200,000	2,538,851
Series 2011-3, Class 2A1,
0.443%, 02/26/2037 (P)(S)	3,960,644	3,569,737
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034	300,000	307,752
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-8, Class 3A
2.561%, 07/25/2034 (P)	161,124	158,069
Structured Asset
Mortgage Investments, Inc.
Series 2005-AR2, Class 2A1,
0.423%, 05/25/2045 (P)	38,765	31,548
Series 2005-AR5, Class A3,
0.442%, 07/19/2035 (P)	1,873,153	1,818,495
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.352%, 01/25/2032 (P)	18,070	15,700
Series 2002-1A, Class 4A,
2.584%, 02/25/2032 (P)	16,671	16,682
Series 2006-11, Class A1,
2.718%, 10/28/2035 (P)(S)	616,640	577,751
Wachovia Bank Commercial
Mortgage Trust, Series 2007-WHL8,
Class A1
0.273%, 06/15/2020 (P)(S)	2,260,317	2,240,876
WaMu Mortgage Pass Through
Certificates, Series 2005-AR6,
Class 2A1A
0.423%, 04/25/2045 (P)	42,505	38,250
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR13, Class A1A1,
0.483%, 10/25/2045 (P)	426,638	385,628
Series 2005-AR2, Class 2A1A,
0.503%, 01/25/2045 (P)	24,456	22,255
Series 2002-AR17, Class 1A,
1.368%, 11/25/2042 (P)	198,800	181,878
Series 2002-AR6, Class A,
1.568%, 06/25/2042 (P)	7,463	6,795
Series 2002-AR9, Class 1A,
1.568%, 08/25/2042 (P)	654,262	599,311
Series 2002-AR2, Class A,
2.220%, 02/27/2034 (P)	66,103	66,925
Washington Mutual MSC Mortgage Pass-
Through CTFS, Series 2003-AR1,
Class 2A
2.190%, 02/25/2033 (P)	90,285	86,966
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.619%, 01/25/2035 (P)	1,410,924	1,390,714
Series 2006-AR2, Class 2A1,
2.641%, 03/25/2036 (P)	1,948,546	1,895,109

Total Return Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wells Fargo Mortgage Backed
Securities Trust (continued)
Series 2006-AR2, Class 2A5,
2.641%, 03/25/2036 (P)	$5,845,637	$5,441,329
		142,393,006
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series 3335, Class BF,
0.343%, 07/15/2019 (P)	895,201	894,731
Series 3335, Class FT,
0.343%, 08/15/2019 (P)	2,350,873	2,349,744
Series 3149, Class LF,
0.493%, 05/15/2036 (P)	1,285,201	1,284,848
Series T-63, Class 1A1,
1.374%, 02/25/2045 (P)	188,840	191,366
Series 2901, Class UB,
5.000%, 03/15/2033	290,999	295,302
Series 2906, Class GZ,
5.000%, 09/15/2034	458,472	496,025
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	438,016
Series 2941, Class WE,
5.000%, 03/15/2035	400,000	435,376
Series 2489, Class PE,
6.000%, 08/15/2032	341,694	382,255
Series 2503, Class PZ,
6.000%, 09/15/2032	1,308,626	1,458,034
Series 2362, Class ZA,
6.500%, 09/15/2031	337,469	378,629
Series 2204, Class Z,
7.500%, 12/20/2029	488,910	562,067
Series 2247, Class Z,
7.500%, 08/15/2030	241,827	282,020
Federal National Mortgage Association
Series 2007-73, Class A1,
0.253%, 07/25/2037 (P)	122,615	115,845
Series 2004-11, Class A,
0.313%, 03/25/2034 (P)	27,568	27,286
Series 2007-30, Class AF,
0.503%, 04/25/2037 (P)	1,536,909	1,540,521
Series 2004-W2, Class 1A3F,
0.543%, 02/25/2044 (P)	24,870	24,778
Series 2003-116, Class FA,
0.593%, 11/25/2033 (P)	133,938	134,360
Series 2005-75, Class FL,
0.643%, 09/25/2035 (P)	3,292,038	3,313,232
Series 2006-5, Class 3A2,
2.571%, 05/25/2035 (P)	201,189	205,892
Series 2005-9, Class ZA,
5.000%, 02/25/2035	760,950	821,501
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	4,647,336	5,193,983
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	114,404	128,865
Series 2003-W1, Class 1A1,
6.062%, 12/25/2042 (P)	321,470	357,945
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	152,824	143,921
Series 2005-3, Class JZ,
5.000%, 01/16/2035	152,190	156,201

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2005-3, Class KZ,
5.000%, 01/16/2035	$152,190		$156,125
Series 2005-21, Class Z,
5.000%, 03/20/2035		1,202,426	1,355,116
			23,123,984
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $160,133,908)		$165,516,990

ASSET BACKED SECURITIES - 1.2%
Bear Stearns Asset Backed
Securities Trust, Series 2007-HE5,
Class 1A1
0.283%, 06/25/2047 (P)		145,101	143,903
Countrywide Asset Backed Certificates,
Series 2005-14, Class 3A3
0.543%, 04/25/2036 (P)		2,718,270	2,543,991
Duane Street CLO I, Ltd.,
Series 2005-1A, Class A
0.525%, 11/08/2017 (P)(S)		3,574,474	3,572,147
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.933%, 05/25/2040 (P)(S)		682,117	639,378
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
1.593%, 01/25/2032 (P)		941	941
Hillmark Funding, Series 2006-1A,
Class A1
0.524%, 05/21/2021 (P)(S)		10,800,000	10,448,006
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.753%, 10/25/2034 (P)		86,584	81,826
Mastr Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.273%, 05/25/2037 (P)		39,611	39,516
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC1, Class A2C
0.503%, 12/25/2035 (P)		5,500,000	4,360,428
New Century Home Equity Loan Trust,
Series 2005-4, Class M2
0.703%, 09/25/2035 (P)		1,100,000	916,023
Park Place Securities, Inc.,
Series 2005-WCW3, Class M1
0.673%, 08/25/2035 (P)		1,000,000	837,818
Penta CLO SA, Series 2007-1X, Class A1
0.518%, 06/04/2024 (P)	EUR	1,065,138	1,326,126
RASC Trust, Series 2005-KS4, Class M2
0.773%, 05/25/2035 (P)	$3,404,000		3,093,586
SLC Student Loan Trust, Series 2009-AA,
Class A
4.750%, 06/15/2033 (P)(S)		578,994	541,208
SLM Student Loan Trust
Series 2008-9, Class A,
1.776%, 04/25/2023 (P)		10,016,649	10,298,608
Series 2010-C, Class A2,
2.843%, 12/16/2019 (P)(S)		1,000,000	1,020,318
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.273%, 06/25/2037 (P)		637,067	535,851
TOTAL ASSET BACKED SECURITIES (Cost $39,450,308)		$40,399,674

Total Return Trust (continued)
	Shares or Principal Amount	Value

PREFERRED SECURITIES - 1.0%
Financials - 1.0%
DG Funding Trust, 0.615% (S)	981	$8,383,102
Sovereign Real Estate
Investment Trust, 12.000% (S)	6,520	8,318,066
Wells Fargo & Company,
Series L, 7.500%	14,800	17,671,200
		34,372,368
TOTAL PREFERRED SECURITIES (Cost $38,475,571)	$34,372,368

SHORT-TERM INVESTMENTS - 7.5%
Commercial Paper - 1.1%
Itau Unibanco Holding SA
0.010%, 10/31/2013 *	$23,000,000	$22,884,811
0.010%, 11/08/2013 *	11,700,000	11,637,562
		34,522,373
U.S. Government - 0.2%
U.S. Treasury Bill
0.020%, 08/22/2013 *	1,158,000	1,157,967
0.036%, 08/08/2013 *	4,680,000	4,679,822
0.051%, 08/15/2013 (D)*	1,049,000	1,048,977
0.129%, 05/01/2014 *	386,000	385,609
0.249%, 02/06/2014 (D)*	509,000	508,736
		7,781,111
Repurchase Agreement - 6.2%
Repurchase Agreement with Bank of
America dated 06/28/2013 at 0.140% to
be repurchased at $1,200,014 on
07/01/2013, collateralized by
$1,430,000 U.S. Treasury Bonds,
2.750% due 08/15/2042 (valued at
$1,251,622, including interest)	1,200,000	1,200,000
Repurchase Agreement with Barclays
Capital dated 06/28/2013 at 0.060% -
0.180% to be repurchased at
$42,500,308 on 07/01/2013,
collateralized by $33,614,000
U.S. Treasury Notes, 0.625 - 2.125%
due 12/31/2015 to 05/31/2021 (valued
at $35,023,747, including interest) and
by $7,863,000 U.S. Treasury Inflation
Indexed Notes, 0.625% due 07/15/2021
(valued at $8,429,009,
including interest)	42,500,000	42,500,000
Repurchase Agreement with Citigroup
dated 06/28/2013 at 0.150% to be
repurchased at $11,100,139 on
07/01/2013, collateralized by
$11,545,000 U.S. Treasury
Notes 0.750% due 10/31/2017 (valued
at $11,359,551, including interest)	11,100,000	11,100,000
Repurchase Agreement with Deutsche
Bank dated 06/28/2013 at 0.100% to be
repurchased at $12,900,108 on
07/01/2013, collateralized by
$11,075,000, U.S. Treasury Bonds,
4.500% due 05/15/2038 (valued at
$13,301,135, including interest).	12,900,000	12,900,000

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with Goldman
Sachs Group, Inc., dated 06/28/2013 at
0.150% to be repurchased at $4,100,051
on 07/01/2013, collateralized by
$4,343,000 Federal Home Loan
Mortgage Corp., 3.000% due
06/01/2043 (valued at $4,239,721,
including interest)	$4,100,000	$4,100,000
Repurchase Agreement with JPMorgan
Chase & Company dated 06/28/2013 at
0.200% to be repurchased at
$12,300,205 on 07/01/2013,
collateralized by $12,910,000
U.S. Treasury Notes, 0.625% due
11/30/2017 (valued at $12,612,586,
including interest)	12,300,000	12,300,000
Repurchase Agreement with Morgan
Stanley dated 06/28/2013 at 0.200% to
be repurchased at $11,100,185 on
07/01/2013, collateralized by
$13,262,400 U.S. Treasury Bonds,
2.750% due 11/15/2042 (valued at
$11,505,222, including interest)	11,100,000	11,100,000
Repurchase Agreement with Royal Bank
of Canada dated 06/28/2013 at 0.170%
to be repurchased at $100,001,417 on
07/01/2013, collateralized by
$101,863,000 U.S. Treasury Notes,
0.750% - 1.500% due 07/31/2016 to
06/30/2017 (valued at $102,304,485,
including interest)	100,000,000	100,000,000
Repurchase Agreement with TD Securities
dated 06/28/2013 at 0.190% to be
repurchased at $11,300,179 on
07/01/2013, collateralized by
$11,580,000 U.S. Treasury Notes,
0.875% due 02/28/2017 (valued at
$11,596,756, including interest)	11,300,000	11,300,000
		206,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $248,803,479)		$248,803,484
Total Investments (Total Return Trust)
(Cost $4,106,427,993) - 122.9%	$4,091,671,834
Other assets and liabilities, net - (22.9%)		(761,430,542)
TOTAL NET ASSETS - 100.0%		$3,330,241,292

SALE COMMITMENTS OUTSTANDING - 0.0%
U.S. Government - 0.0%
U.S. Treasury Bill
0.080%, 02/06/2014 (D)*	(1,617,000)	(1,616,213)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(1,616,213))	$(1,616,213)

Ultra Short Term Bond Trust
	Shares or Principal Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 28.0%
U.S. Government Agency - 28.0%
Federal Farm Credit Bank 0.480%, 08/27/2015 $	1,000,000	$999,233
Federal Home Loan Bank 0.500%, 01/08/2016	2,865,000	2,854,755
Federal Home Loan Mortgage Corp.
0.375%, 11/27/2013	5,000,000	5,004,760
0.495%, 09/10/2015	1,350,000	1,348,291
0.500%, 09/14/2015 to 01/11/2016	12,360,000	12,338,100
1.940%, 12/01/2036 (P)	155,444	161,313
2.015%, 12/01/2035 (P)	309,850	323,853
2.197%, 06/01/2036 (P)	374,716	393,789
2.258%, 12/01/2035 (P)	693,741	730,651
2.283%, 11/01/2036 (P)	659,718	695,677
2.356%, 05/01/2034 (P)	748,204	785,744
2.420%, 08/01/2035 (P)	700,403	745,585
2.465%, 05/01/2037 (P)	658,866	697,451
2.594%, 02/01/2036 (P)	588,905	625,178
2.622%, 06/01/2035 (P)	669,409	716,163
Federal National Mortgage Association
0.500%, 08/20/2015 to 01/29/2016	4,855,000	4,848,783
0.600%, 07/17/2015	6,000,000	6,001,086
0.750%, 02/01/2016	4,500,000	4,502,255
1.375%, 09/13/2016	2,045,000	2,048,953
1.984%, 10/01/2035 (P)	999,329	1,048,667
2.024%, 02/01/2035 (P)	843,484	884,302
2.327%, 01/01/2036 to 05/01/2036 (P)	2,890,060	3,043,779
2.383%, 01/01/2036 (P)	800,800	838,320
2.388%, 02/01/2035 (P)	1,587,349	1,667,008
2.391%, 07/01/2035 (P)	659,956	698,527
2.425%, 07/01/2035 (P)	1,182,318	1,252,721
2.433%, 10/01/2038 (P)	743,796	772,653
2.466%, 05/01/2034 (P)	581,277	619,458
6.500%, 10/01/2037	117,342	130,965
Government National Mortgage Association
1.750%, 08/20/2032 to 08/20/2035 (P)	1,400,223	1,462,286
		58,240,306
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $58,274,712)	$58,240,306

CORPORATE BONDS - 41.4%
Consumer Discretionary - 5.5%
Best Buy Company, Inc. 7.250%, 07/15/2013	1,000,000	1,001,250
Daimler Finance North America LLC
1.250%, 01/11/2016 (S)	500,000	496,676
1.650%, 04/10/2015 (S)	1,000,000	1,008,406
Eaton Corp. 0.950%, 11/02/2015 (S)	750,000	746,930
Hewlett-Packard Company
1.250%, 09/13/2013	1,000,000	1,000,325
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	1,000,000	1,043,228
TCI Communications, Inc.
8.750%, 08/01/2015	1,625,000	1,878,977
Time Warner Cable, Inc. 3.500%, 02/01/2015	1,500,000	1,543,749
Toyota Motor Credit Corp.
0.424%, 03/10/2015 (P)	1,500,000	1,498,758
1.375%, 08/12/2013	250,000	250,300
Xerox Corp. 1.672%, 09/13/2013 (P)	1,000,000	1,001,570
		11,470,169
Consumer Staples - 1.1%
Altria Group, Inc. 8.500%, 11/10/2013	1,000,000	1,027,392
Cadbury Schweppes US Finance LLC
5.125%, 10/01/2013 (S)	150,000	151,565

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Safeway, Inc. 6.250%, 03/15/2014	$1,000,000	$1,035,302
		2,214,259
Energy - 2.1%
Duke Energy Corp. 3.950%, 09/15/2014	1,000,000	1,036,332
Energy Transfer Partners LP
8.500%, 04/15/2014	1,000,000	1,057,872
Enterprise Products Operating LLC
1.250%, 08/13/2015	1,000,000	1,003,154
Public Service Electric & Gas Company
5.375%, 09/01/2013	1,290,000	1,300,228
		4,397,586
Financials - 15.4%
Abbey National Treasury Services PLC
3.875%, 11/10/2014 (S)	1,500,000	1,544,478
American Express Credit Account
Master Trust 0.243%, 09/15/2016 (P)	2,935,000	2,932,133
American Express Credit Corp.
1.750%, 06/12/2015	1,500,000	1,520,175
Americredit Automobile
Receivables Trust 2011-2
1.610%, 10/08/2015	704,208	705,556
Bank of America Corp. 3.700%, 09/01/2015	1,582,000	1,648,890
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.600%, 09/11/2013 (S)	1,000,000	1,001,849
BB&T Corp. 3.200%, 03/15/2016	1,500,000	1,571,981
Burlington Northern Santa Fe LLC
4.300%, 07/01/2013	1,000,000	1,000,000
Capital One Financial Corp.
7.375%, 05/23/2014	1,000,000	1,056,798
Citigroup, Inc. 4.875%, 05/07/2015	1,750,000	1,845,900
Cooperatieve Centrale Raiffeisen
0.753%, 03/18/2016 (P)	1,000,000	1,002,158
Credit Suisse New York 5.500%, 05/01/2014	1,000,000	1,040,702
Ford Motor Credit Company LLC
5.625%, 09/15/2015	1,500,000	1,611,425
ING Bank NV 2.000%, 10/18/2013 (S)	700,000	702,640
JPMorgan Chase & Company
3.150%, 07/05/2016	750,000	778,831
3.400%, 06/24/2015	1,000,000	1,043,644
Morgan Stanley
0.757%, 10/15/2015 (P)	1,000,000	980,539
4.200%, 11/20/2014	750,000	775,796
PNC Funding Corp.
4.250%, 09/21/2015	1,000,000	1,063,142
5.400%, 06/10/2014	400,000	417,328
Prudential Financial, Inc. 3.875%, 01/14/2015	1,000,000	1,041,715
The Goldman Sachs Group, Inc.
0.676%, 07/22/2015 (P)	1,000,000	988,867
6.000%, 05/01/2014	1,000,000	1,041,552
The Royal Bank of Scotland PLC
4.375%, 03/16/2016	1,750,000	1,852,151
UBS AG 2.250%, 08/12/2013	300,000	300,512
WEA Finance LLC 5.750%, 09/02/2015 (S)	1,000,000	1,092,416
Wells Fargo & Company 1.500%, 07/01/2015	500,000	505,636
Wells Fargo Bank NA 4.750%, 02/09/2015	1,000,000	1,055,289
		32,122,103
Health Care - 3.2%
AbbVie, Inc. 1.033%, 11/06/2015 (P)(S)	2,000,000	2,019,116
Express Scripts Holding Company
2.100%, 02/12/2015	1,500,000	1,525,329
Quest Diagnostics, Inc. 5.450%, 11/01/2015	1,855,000	2,024,718

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
WellPoint, Inc. 6.000%, 02/15/2014	$1,000,000	$1,032,557
		6,601,720
Industrials - 3.6%
BAE Systems Holdings, Inc.
5.200%, 08/15/2015 (S)	1,000,000	1,075,953
Cooper US, Inc. 5.450%, 04/01/2015	1,000,000	1,074,064
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)	700,000	700,000
General Electric Capital Corp.
2.150%, 01/09/2015	1,000,000	1,019,574
General Electric Company 0.850%, 10/09/2015	500,000	499,458
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	1,500,000	1,598,918
Penske Truck Leasing Company LP
2.500%, 03/15/2016 (S)	1,500,000	1,525,557
		7,493,524
Information Technology - 0.5%
Hewlett-Packard Company
1.823%, 09/19/2014 (P)	1,000,000	1,009,612
Materials - 2.2%
Barrick Gold Corp. 2.900%, 05/30/2016	1,500,000	1,479,384
International Paper Company
5.300%, 04/01/2015	1,000,000	1,068,421
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	1,000,000	1,001,761
Xstrata Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	1,000,000	1,000,177
		4,549,743
Telecommunication Services - 4.5%
Alltel Corp. 7.000%, 03/15/2016	1,000,000	1,146,415
AT&T, Inc. 2.400%, 08/15/2016	1,500,000	1,545,594
Deutsche Telekom International Finance BV
5.250%, 07/22/2013	1,000,000	1,002,356
Telecom Italia Capital SA 5.250%, 11/15/2013	1,000,000	1,012,532
Telefonica Emisiones SAU
6.421%, 06/20/2016	1,315,000	1,443,625
Verizon Communications, Inc.
0.474%, 03/06/2015 (P)(S)	1,500,000	1,497,518
Vodafone Group PLC 5.000%, 09/15/2015	1,500,000	1,626,845
		9,274,885
Utilities - 3.3%
CenterPoint Energy Resources Corp.
6.150%, 05/01/2016	1,000,000	1,126,772
Constellation Energy Group, Inc., Sr
Note 4.550%, 06/15/2015	1,000,000	1,064,404
DTE Energy Company 7.625%, 05/15/2014	1,500,000	1,588,953
Entergy Texas, Inc. 3.600%, 06/01/2015	1,000,000	1,046,206
Georgia Power Company
0.593%, 03/15/2016 (P)	2,000,000	2,001,094
		6,827,429
TOTAL CORPORATE BONDS (Cost $86,293,932)	$85,961,030

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.2%
U.S. Government Agency - 4.2%
Federal National Mortgage Association
Series 2013-26, Class JF,
0.493%, 10/25/2032 (P)	4,437,932	4,443,084
Series 2013-10, Class FT,
0.543%, 04/25/2042 (P)	2,154,605	2,161,173

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 4106, Class DF,
0.593%, 09/15/2042 (P)	$2,116,856	$2,119,360
		8,723,617
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,737,647)	$8,723,617

ASSET BACKED SECURITIES - 17.9%
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A2,
0.920%, 03/09/2015	132,210	132,226
Series 2010-3, Class A3,
1.140%, 04/08/2015	41,334	41,350
Series 2011-3, Class A3,
1.170%, 01/08/2016	897,483	898,981
Series 2011-5, Class A2,
1.190%, 08/08/2015	55,539	55,607
Series 2011-1, Class A3,
1.390%, 09/08/2015	266,600	267,008
BA Credit Card Trust
Series 2006-A8, Class A8,
0.223%, 05/16/2016 (P)	1,500,000	1,498,221
Series 2006-A7, Class A7,
0.233%, 12/15/2016 (P)	218,000	217,400
Series 2007-A6, Class A6,
0.253%, 09/15/2016 (P)	1,000,000	998,064
BMW Vehicle Owner Trust, Series 2011-A,
Class A3 0.760%, 08/25/2015	1,397,623	1,399,254
Cabela’s Master Credit Card Trust,
Series 2010-1A, Class A2
1.643%, 01/16/2018 (P)(S)	4,500,000	4,573,922
Chase Issuance Trust
Series 2007-A7, Class A,
0.213%, 06/15/2016 (P)	625,000	623,037
Series 2012-A1, Class A1,
0.293%, 05/16/2016 (P)	1,170,000	1,168,438
Series 2013-A4, Class A4,
0.293%, 05/15/2017 (P)	1,000,000	997,154
Citibank Credit Card Issuance Trust
Series 2002-A4, Class A4,
0.443%, 06/07/2016 (P)	2,000,000	2,000,000
Series 2003-A10, Class A10,
4.750%, 12/10/2015	527,000	536,955
Citibank Omni Master Trust, Series 2009-A17,
Class A17 4.900%, 11/15/2018 (S)	2,000,000	2,113,062
Discover Card Execution Note Trust
Series 2011-A1, Class A1,
0.543%, 08/15/2016 (P)	325,000	325,296
Series 2012-A3, Class A3,
0.860%, 11/15/2017	2,000,000	2,003,890
Ford Credit Auto Owner Trust
Series 2012-A, Class A3,
0.840%, 08/15/2016	361,986	362,577
Series 2010-A, Class A4,
2.150%, 06/15/2015	1,022,232	1,028,972
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A,
0.743%, 01/15/2017 (P)	619,000	620,018
Series 2009-4, Class A,
3.800%, 11/15/2017	2,000,000	2,084,522

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust
Series 2011-3, Class A3,
0.880%, 09/21/2015	$1,664,301	$1,667,052
Series 2010-2, Class A4,
1.930%, 08/18/2016	431,119	431,446
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	200,000	200,309
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	954,865	956,232
Hyundai Auto Receivables Trust
Series 2012-A, Class A3,
0.720%, 03/15/2016	493,893	494,699
Series 2011-A, Class A3,
1.160%, 04/15/2015	373,021	373,703
Series 2010-B, Class A4,
1.630%, 03/15/2017	590,000	597,495
John Deere Owner Trust, Series 2012-A,
Class A2 0.590%, 06/16/2014	157,412	157,417
MBNA Credit Card Master Note Trust,
Series 2003-A10, Class A10
0.453%, 03/15/2016 (P)	900,000	899,864
Mercedes-Benz Auto Lease Trust
Series 2012-A, Class A2,
0.660%, 04/15/2014	147,074	147,084
Series 2011-B, Class A4,
1.240%, 07/17/2017 (S)	600,000	601,112
Nissan Auto Lease, Series 2013-A, Class A2A
0.450%, 09/15/2015	1,000,000	996,515
Nissan Auto Lease Trust, Series 2012-A,
Class A2B 0.353%, 07/15/2014 (P)	310,779	310,433
Nissan Auto Receivables Owner Trust
Series 2011-B, Class A2,
0.740%, 09/15/2014	200,745	200,809
Series 2011-A, Class A3,
1.180%, 02/16/2015	742,098	743,611
Series 2010-A, Class A4,
1.310%, 09/15/2016	1,550,000	1,556,115
Porsche Innovative Lease Owner Trust,
Series 2011-1, Class A4
1.260%, 11/20/2017 (S)	575,000	576,670
Toyota Auto Receivables
Series 2012-B, Class A2,
0.360%, 02/17/2015	843,569	843,327
Series 2011-A, Class A3,
0.980%, 10/15/2014	222,425	222,640
Volkswagen Auto Lease Trust, Series 2012-A,
Class A2 0.660%, 11/20/2014	1,098,255	1,098,754
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Class A4
2.140%, 08/22/2016	105,803	106,123
Wheels SPV LLC, Series 2012-1, Class A2
1.190%, 03/20/2021 (S)	153,089	153,623
TOTAL ASSET BACKED SECURITIES (Cost $37,380,238)	$37,280,987

SHORT-TERM INVESTMENTS - 9.0%
Commercial Paper - 1.0%
Volkswagen Auto Lease Trust 0.240%,
07/02/2013 *	2,000,000	1,999,987
U.S. Government & Agency
Obligations - 1.9%
Federal Home Loan Mortgage Corp. 0.060%,
07/18/2013 *	4,000,000	3,999,887

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust PORTFOLIO OF INVESTMENTS — June 30, 2013 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 6.1%
Barclays Capital Repurchase Agreement dated
06/28/2013 at 0.100% to be repurchased at
$12,694,106 on 07/01/2013, collateralized
by $13,243,800 U.S. Treasury Notes,
0.500% due 07/31/2017 (valued at
$12,948,055, including interest)	$12,694,000	$12,694,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,693,874)	$18,693,874
Total Investments (Ultra Short Term Bond Trust)
(Cost $209,380,403) - 100.5%	$208,899,814
Other assets and liabilities, net - (0.5%)		(1,021,212)
TOTAL NET ASSETS - 100.0%		$207,878,602

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
IDR	- Indonesian Rupiah
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
USD	- United States Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CMT	- Constant Maturity Treasury
EURIBOR	- Euro Interbank Offered Rate
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
IO	- Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	- To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	- To Be Determined
USGG	- U.S. Generic Government Yield Index
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(H)	Non-income producing — Issuer is in default. (I) Non-income producing security.
(L)	A portion of the security is on loan as of June 30, 2013.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of June 30, 2013.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	109

John Hancock
601 Congress Street
Boston MA 02210-2805

JHTBA-FP0I 06/13

(b)	Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable..

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Hugh McHaffie

_______________________________

Hugh McHaffie

President

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

________________________________

Hugh McHaffie

President

Date: August 20, 2013

/s/ Charles A. Rizzo

_________________________________

Charles A. Rizzo

Chief Financial Officer

Date: August 20, 2013